UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05028

PIMCO Funds

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer and Principal Financial Officer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (888) 877-4626

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item1. Schedule of Investments

Table of Contents

PIMCO All Asset All Authority Fund	PIMCO Real Return Fund

PIMCO All Asset Fund	PIMCO RealEstateRealReturn Strategy Fund

PIMCO California Intermediate Municipal Bond Fund	PIMCO RealRetirement® 2015 Fund

PIMCO California Municipal Bond Fund	PIMCO RealRetirement® 2020 Fund

PIMCO California Short Duration Municipal Income Fund	PIMCO RealRetirement® 2025 Fund

PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO RealRetirement® 2030 Fund

PIMCO CommoditiesPLUS® Strategy Fund	PIMCO RealRetirement® 2035 Fund

PIMCO CommodityRealReturn Strategy Fund®	PIMCO RealRetirement® 2040 Fund

PIMCO Convertible Fund	PIMCO RealRetirement® 2045 Fund

PIMCO Credit Absolute Return Fund	PIMCO RealRetirement® 2050 Fund

PIMCO Diversified Income Fund	PIMCO RealRetirement® Income and Distribution Fund

PIMCO EM Fundamental lndexPLUS® TR Strategy Fund	PIMCO Senior Floating Rate Fund

PIMCO Emerging Local Bond Fund	PIMCO Short Asset Investment Fund

PIMCO Emerging Markets Bond Fund	PIMCO Short Duration Municipal Income Fund

PIMCO Emerging Markets Corporate Bond Fund	PIMCO Short-Term Fund

PIMCO Emerging Markets Currency Fund	PIMCO Small Cap StocksPLUS® TR Fund

PIMCO Extended Duration Fund	PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

PIMCO Floating Income Fund	PIMCO StocksPLUS® Fund

PIMCO Foreign Bond Fund (Unhedged)	PIMCO StocksPLUS® Long Duration Fund

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	PIMCO StocksPLUS® Total Return Fund

PIMCO Fundamental Advantage Total Return Strategy Fund	PIMCO StocksPLUS® TR Short Strategy Fund

PIMCO Fundamental IndexPLUS® TR Fund	PIMCO Tax Managed Real Return Fund

PIMCO Global Advantage® Strategy Bond Fund	PIMCO Total Return Fund

PIMCO Global Bond Fund (Unhedged)	PIMCO Total Return Fund II

PIMCO Global Bond Fund (U.S. Dollar-Hedged)	PIMCO Total Return Fund III

PIMCO Global Multi-Asset Fund	PIMCO Total Return Fund IV

PIMCO GNMA Fund	PIMCO Unconstrained Bond Fund

PIMCO Government Money Market Fund	PIMCO Unconstrained Tax Managed Bond Fund

PIMCO High Yield Fund	PIMCO Asset-Backed Securities Portfolio

PIMCO High Yield Municipal Bond Fund	PIMCO Developing Local Markets Portfolio

PIMCO High Yield Spectrum Fund	PIMCO Emerging Markets Portfolio

PIMCO Income Fund	PIMCO FX Strategy Portfolio

PIMCO Inflation Response Multi-Asset Fund	PIMCO High Yield Portfolio

PIMCO International Fundamental IndexPLUS® TR Strategy Fund	PIMCO International Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	PIMCO Investment Grade Corporate Portfolio

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	PIMCO Long Duration Corporate Bond Portfolio

PIMCO Investment Grade Corporate Bond Fund	PIMCO Low Duration Portfolio

PIMCO Long Duration Total Return Fund	PIMCO Mortgage Portfolio

PIMCO Long-Term Credit Fund	PIMCO Municipal Sector Portfolio

PIMCO Long-Term U.S. Government Fund	PIMCO Real Return Portfolio

PIMCO Low Duration Fund	PIMCO Senior Floating Rate Portfolio

PIMCO Low Duration Fund II	PIMCO Short-Term Floating NAV Portfolio

PIMCO Low Duration Fund III	PIMCO Short-Term Floating NAV Portfolio II

PIMCO Moderate Duration Fund	PIMCO Short-Term Floating NAV Portfolio III

PIMCO Money Market Fund	PIMCO Short-Term Portfolio

PIMCO Mortgage-Backed Securities Fund	PIMCO U.S. Government Sector Portfolio

PIMCO Municipal Bond Fund

PIMCO National Intermediate Municipal Bond Fund

PIMCO New York Municipal Bond Fund

PIMCO Real Income 2019 Fund®

PIMCO Real Income 2029 Fund®

PIMCO Real Return Asset Fund

Schedule of Investments

PIMCO All Asset All Authority Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 138.3%
PIMCO CommoditiesPLUS® Strategy Fund	169,604,438	$1,682,476
PIMCO CommodityRealReturn Strategy Fund®	68,018,161	436,677
PIMCO Convertible Fund	49,659,409	661,960
PIMCO Credit Absolute Return Fund	3,456,714	35,259
PIMCO Diversified Income Fund	85,877,974	1,013,360
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	195,992,792	1,842,332
PIMCO Emerging Local Bond Fund	216,718,883	2,277,716
PIMCO Emerging Markets Bond Fund	128,648,277	1,509,044
PIMCO Emerging Markets Currency Fund	254,348,854	2,591,815
PIMCO EqSTM Dividend Fund	2,038,998	21,348
PIMCO EqSTM Emerging Markets Fund	3,810,035	30,366
PIMCO EqSTM Long/Short Fund	7,851,944	76,242
PIMCO EqS Pathfinder Fund®	47,778,738	483,043
PIMCO Floating Income Fund	147,092,102	1,260,579
PIMCO Foreign Bond Fund (Unhedged)	43,125,805	469,640
PIMCO Fundamental Advantage Total Return Strategy Fund	146,306,017	607,170
PIMCO Fundamental IndexPLUS® TR Fund	7,620,950	43,592
PIMCO Global Advantage® Strategy Bond Fund	56,965,281	649,404
PIMCO High Yield Fund	251,021,609	2,329,481
PIMCO High Yield Spectrum Fund	50,352,218	521,145
PIMCO Income Fund	122,956,752	1,407,855
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	121,835,225	1,315,820
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	5,314,766	34,652
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	4,349,195	25,834
PIMCO Investment Grade Corporate Bond Fund	62,803,033	683,925
PIMCO Long Duration Total Return Fund	11,438,693	140,696
PIMCO Long-Term Credit Fund	17,703,351	226,249
PIMCO Long-Term U.S. Government Fund	15,429,197	185,613
PIMCO Low Duration Fund	244,623	2,564
PIMCO Real Return Asset Fund	34,357,669	418,133
PIMCO Real Return Fund	1,224,556	15,038
PIMCO RealEstateRealReturn Strategy Fund	172,072,620	936,075
PIMCO Senior Floating Rate Fund	48,616,789	487,626
PIMCO Short-Term Fund	578,138	5,672
PIMCO Small Cap StocksPLUS® TR Fund	10,231,693	78,579
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	19,047,373	227,045
PIMCO StocksPLUS® Fund	1,203,380	10,145
PIMCO StocksPLUS® Total Return Fund	1,837,117	15,909
PIMCO StocksPLUS® TR Short Strategy Fund	364,086,073	1,383,527
PIMCO Total Return Fund	48,075,406	543,252
PIMCO Unconstrained Bond Fund	57,999,942	659,459

Total Mutual Funds (Cost $27,409,953)		27,346,317

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$1,084	1,084

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $1,113. Repurchase proceeds are $1,084.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.1%
PIMCO Short-Term Floating NAV Portfolio	1,551,813	15,549

Total Short-Term Instruments (Cost $16,633)		16,633

Total Investments 138.4% (Cost $27,426,586)		$27,362,950
Other Assets and Liabilities (Net) (38.4%)		(7,589,727)

Net Assets 100.0%		$19,773,223

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$27,346,317	$0	$0	$27,346,317
Short-Term Instruments
Repurchase Agreements	0	1,084	0	1,084
PIMCO Short-Term Floating NAV Portfolio	15,549	0	0	15,549

	$27,361,866	$1,084	$0	$27,362,950

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO All Asset Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 100.0%
PIMCO CommoditiesPLUS® Strategy Fund	177,259,590	$1,758,415
PIMCO CommodityRealReturn Strategy Fund®	81,792,175	525,106
PIMCO Convertible Fund	62,830,988	837,537
PIMCO Credit Absolute Return Fund	6,100,083	62,221
PIMCO Diversified Income Fund	98,979,830	1,167,962
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	292,368,568	2,748,264
PIMCO Emerging Local Bond Fund	213,604,172	2,244,980
PIMCO Emerging Markets Bond Fund	107,643,801	1,262,662
PIMCO Emerging Markets Currency Fund	220,597,800	2,247,892
PIMCO EqSTM Dividend Fund	2,803,623	29,354
PIMCO EqSTM Emerging Markets Fund	7,620,069	60,732
PIMCO EqSTM Long/Short Fund	11,904,561	115,593
PIMCO EqS Pathfinder Fund®	53,525,508	541,143
PIMCO Floating Income Fund	220,481,261	1,889,524
PIMCO Foreign Bond Fund (Unhedged)	71,989,155	783,962
PIMCO Fundamental Advantage Total Return Strategy Fund	78,394,523	325,337
PIMCO Fundamental IndexPLUS® TR Fund	3,659,369	20,932
PIMCO Global Advantage® Strategy Bond Fund	84,576,877	964,176
PIMCO High Yield Fund	238,953,034	2,217,484
PIMCO High Yield Spectrum Fund	67,795,436	701,683
PIMCO Income Fund	213,859,670	2,448,693
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	139,853,235	1,510,415
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	7,246,895	47,250
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	25,846,206	153,526
PIMCO Investment Grade Corporate Bond Fund	52,126,876	567,662
PIMCO Long Duration Total Return Fund	2,784,760	34,253
PIMCO Long-Term Credit Fund	63,369,989	809,868
PIMCO Long-Term U.S. Government Fund	1,144,022	13,763
PIMCO Low Duration Fund	654,482	6,859
PIMCO Real Return Asset Fund	22,127,299	269,289
PIMCO Real Return Fund	133,472	1,639
PIMCO RealEstateRealReturn Strategy Fund	181,493,492	987,325
PIMCO Senior Floating Rate Fund	24,615,475	246,893
PIMCO Short-Term Fund	2,720,620	26,689
PIMCO Small Cap StocksPLUS® TR Fund	5,109,739	39,243
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	14,326,122	170,767
PIMCO StocksPLUS® Fund	303,249	2,556
PIMCO StocksPLUS® Total Return Fund	3,877,154	33,576
PIMCO Total Return Fund	2,091,134	23,630
PIMCO Unconstrained Bond Fund	9,428,552	107,203

Total Mutual Funds (Cost $27,705,940)		28,006,058

SHORT-TERM INSTRUMENTS 0.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 0.0%
PIMCO Short-Term Floating NAV Portfolio	472	5

Total Short-Term Instruments (Cost $5)		5

Total Investments 100.0% (Cost $27,705,945)		$28,006,063
Other Assets and Liabilities (Net) 0.0%		11,475

Net Assets 100.0%		$28,017,538

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$28,006,058	$0	$0	$28,006,058
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolio	5	0	0	5

	$28,006,063	$0	$0	$28,006,063

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Intermediate Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 89.1%
CALIFORNIA 88.9%
Alum Rock Union Elementary School District, California General Obligation Bonds, (AGC Insured), Series 2008
5.000% due 08/01/2019	$265	$313
Bay Area Toll Authority, California Revenue Bonds, Series 2009
5.000% due 04/01/2020	500	603
Burlingame Financing Authority, California Revenue Notes, Series 2010
5.000% due 07/01/2018	250	291
Cajon Valley Union School District, California General Obligation Bonds, Series 2008
5.000% due 08/01/2019	1,320	1,554
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	1,000	979
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2013	570	600
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2014	750	821
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	500	609
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 08/15/2035	2,000	2,190
California Health Facilities Financing Authority Revenue Notes, Series 2008
6.000% due 10/01/2018	250	314
California Municipal Finance Authority Revenue Bonds, Series 2011
6.000% due 11/01/2026	400	467
California Municipal Finance Authority Revenue Notes, Series 2007
5.000% due 04/01/2016	435	485
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2001
5.250% due 04/01/2026	955	958
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	3,000	3,013
California State Department of Water Resources Revenue Notes, Series 2010
5.000% due 05/01/2020	1,000	1,236
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	2,000	2,252
5.000% due 05/01/2020	4,000	4,943
California State General Obligation Notes, Series 2008
5.000% due 04/01/2016	1,300	1,487
California State General Obligation Notes, Series 2010
5.000% due 11/01/2018	1,750	2,082
5.000% due 11/01/2019	500	599
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	1,000	1,139
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2031	1,200	1,276
5.125% due 10/01/2031	3,000	3,230
California Statewide Communities Development Authority Revenue Bonds, (CM Insured), Series 2001
5.000% due 10/01/2018	1,340	1,342
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	1,000	1,027
California Statewide Communities Development Authority Revenue Bonds, Series 2010
5.000% due 11/01/2020	555	636
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.125% due 05/15/2031	4,000	4,299
California Statewide Communities Development Authority Revenue Notes, Series 2011
4.000% due 08/15/2017	1,000	1,130
Capistrano Unified School District, California Special Tax Bonds, Series 2003
5.250% due 09/01/2016	700	717
5.375% due 09/01/2017	800	818
Contra Costa Water District, California Revenue Notes, Series 2010
4.000% due 10/01/2015	250	276
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
5.000% due 04/01/2015	140	155
5.000% due 04/01/2016	150	171
Encinitas Union School District, California General Obligation Bonds, (NPFGC Insured), Series 1996
0.000% due 08/01/2018	1,500	1,258
Fresno, California Revenue Bonds, (AGC Insured), Series 2008
5.000% due 09/01/2019	700	839
Lafayette Elementary School District, California General Obligation Notes, Series 2010
5.000% due 08/01/2016	155	180
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.250% due 11/15/2018	1,000	1,092
5.250% due 11/15/2019	500	541
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2012
5.000% due 11/01/2026	1,680	1,910
Long Beach Unified School District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	200	239
Long Beach, California Special Tax Bonds, Series 2008
5.375% due 10/01/2022	250	258

Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, Series 2010
4.000% due 07/01/2015	200	218
5.000% due 06/01/2018	1,415	1,732
Los Angeles County, California Schools Regionalized Business Services Corp. Certificates of Participation Notes, (AGM Insured), Series 2010
5.000% due 06/01/2018	640	744
Los Angeles Department of Airports, California Revenue Bonds, Series 2010
4.500% due 05/15/2022	250	293
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2019	650	789
Los Angeles Department of Water & Power, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2016	1,000	1,044
Los Angeles Municipal Improvement Corp., California Revenue Bonds, Series 2008
5.000% due 09/01/2019	250	287
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.125% due 11/01/2029	2,500	2,919
M-S-R Public Power Agency, California Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2019	1,000	1,171
Metropolitan Water District of Southern California Revenue Bonds, Series 2012
5.000% due 10/01/2026	3,435	4,186
Modesto Irrigation District, California Certificates of Participation Notes, (AMBAC Insured), Series 2006
5.000% due 10/01/2015	1,545	1,709
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2016	500	463
Mount San Antonio Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2016	1,000	931
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	972
Mountain House Public Financing Authority, California Revenue Notes, Series 2007
5.000% due 12/01/2015	640	670
Newport Beach, California Revenue Notes, Series 2011
5.000% due 12/01/2017	240	286
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2016	160	165
Northern California Power Agency Revenue Bonds, Series 2012
5.000% due 07/01/2026	1,000	1,157
Ohlone Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2031	3,000	3,392
Palomar Pomerado Health, California Certificates of Participation Bonds, Series 2010
5.250% due 11/01/2021	1,000	1,108
Pasadena Area Community College District, California General Obligation Notes, Series 2009
5.000% due 08/01/2017	250	296
Rancho Santiago Community College District, California General Obligation Bonds, Series 2012
5.000% due 09/01/2023	1,800	2,225
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.100% due 08/01/2013	255	157
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2017	1,000	1,163
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
4.000% due 08/01/2016	230	259
Sacramento Municipal Utility District, California Revenue Bonds, Series 1983
9.000% due 04/01/2013	130	138
Sacramento Municipal Utility District, California Revenue Bonds, Series 2011
5.000% due 08/15/2025	5,000	5,853
San Buenaventura Public Facilities Financing Authority, California Revenue Bonds, Series 2012
5.000% due 02/01/2025	1,515	1,736
5.000% due 02/01/2026	1,535	1,746
San Diego Community College District, California General Obligation Bonds, Series 2012
5.000% due 08/01/2023	2,000	2,495
San Diego County, California Certificates of Participation Notes, Series 2006
5.000% due 09/01/2013	1,340	1,403
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
5.000% due 07/01/2017	815	951
San Diego County, California Water Authority Revenue Bonds, Series 2011
5.000% due 05/01/2028	2,000	2,316
San Diego Public Facilities Financing Authority Sewer, California Revenue Notes, Series 2009
5.000% due 05/15/2017	500	594
San Diego Redevelopment Agency, California Tax Allocation Bonds, (SGI Insured), Series 2004
5.250% due 09/01/2016	1,000	1,055
San Fernando Redevelopment Agency, California Tax Allocation Bonds, Series 2006
4.500% due 09/15/2017	1,425	1,458
San Francisco, California City & County Airports Commission Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 05/01/2019	2,960	3,581
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2010
5.000% due 11/01/2022	1,000	1,219
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
4.000% due 11/01/2018	1,000	1,152
San Jose Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2017	1,000	1,016
San Jose Redevelopment Agency, California Tax Allocation Bonds, Series 2008
6.500% due 08/01/2019	1,000	1,094
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	750	861
San Mateo Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2020	2,300	1,770

San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,000	1,680
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	1,000	1,180
Santaluz Community Facilities District No. 2, California Special Tax Bonds, Series 2011
5.000% due 09/01/2028	830	874
5.000% due 09/01/2029	715	751
5.100% due 09/01/2030	470	495
Sonoma County, California Junior College District General Obligation Bonds, (NPFGC Insured), Series 2007
5.000% due 08/01/2018	1,250	1,475
Sonoma-Marin Area Rail Transit District, California Revenue Bonds, Series 2012
5.000% due 03/01/2023	1,000	1,208
Southwestern Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 08/01/2016	400	470
Torrance, California Revenue Notes, Series 2010
3.000% due 09/01/2016	200	209
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,640	1,724
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2018	350	406
University of California Revenue Notes, Series 2008
5.000% due 05/15/2017	2,000	2,316
Upper Santa Clara Valley Joint Powers Authority, California Revenue Bonds, Series 2011
5.250% due 08/01/2027	2,000	2,395
West Basin Municipal Water District, California Revenue Bonds, Series 2011
5.000% due 08/01/2026	1,000	1,174
West Contra Costa Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
5.000% due 08/01/2017	1,000	1,158

		124,618

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.500% due 04/01/2018	180	200

Total Municipal Bonds & Notes (Cost $117,379)		124,818

SHORT-TERM INSTRUMENTS 9.1%
REPURCHASE AGREEMENTS 9.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	12,786	12,786

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $13,047. Repurchase proceeds are $12,786.)
Total Short-Term Instruments (Cost $12,786)		12,786

Total Investments 98.2% (Cost $130,165)		$137,604
Other Assets and Liabilities (Net) 1.8%		2,514

Net Assets 100.0%		$140,118

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a)	Cash of $84 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	30	$(8)

(b)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $863 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 8,000	$(429)	$(673)

(c)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$1,900	$47	$44	$3
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	4,000	97	98	(1)

						$144	$142	$2

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$124,618	$0	$124,618
New Jersey	0	200	0	200
Short-Term Instruments
Repurchase Agreements	0	12,786	0	12,786
	$0	$137,604	$0	$137,604

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$3	$0	$3

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Interest Rate Contracts	(8)	(673)	0	(681)

	$(8)	$(674)	$0	$(682)

Totals	$(8)	$136,933	$0	$136,925

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO California Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 90.2%
CALIFORNIA 90.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 08/15/2039	$100	$106
California Health Facilities Financing Authority Revenue Bonds, Series 2011
5.250% due 03/01/2041	190	206
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2042	130	143
California State General Obligation Bonds, Series 2011
5.000% due 09/01/2041	200	213
California Statewide Communities Development Authority Revenue Bonds, Series 2012
5.000% due 08/15/2032 (a)	200	219
5.000% due 04/01/2042	100	107
El Dorado Irrigation District-El Dorado County, California Water Agency Revenue Bonds, (AGM Insured), Series 2012
5.000% due 03/01/2028 (a)	100	111
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2041	125	134
Long Beach, California Revenue Bonds, Series 2010
5.000% due 06/01/2040	100	106
Los Angeles, California Wastewater System Revenue Bonds, Series 2012
5.000% due 06/01/2024	200	243
Pasadena Unified School District, California General Obligation Bonds, Series 2012
5.000% due 05/01/2034 (a)	125	141
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2046	600	97
Sacramento Unified School District, California General Obligation Bonds, (AGM Insured), Series 2012
5.000% due 07/01/2031	200	219
San Diego County, California Regional Transportation Commission Revenue Bonds, Series 2012
5.000% due 04/01/2038	100	112
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	100	115
Santa Maria, California Water & Wastewater Revenue Bonds, Series 2012
5.000% due 02/01/2036	200	217
Turlock Irrigation District, California Revenue Bonds, Series 2011
5.500% due 01/01/2041	100	113
West Basin Municipal Water District, California Revenue Bonds, Series 2012
5.000% due 08/01/2029	125	145

Total Municipal Bonds & Notes (Cost $2,741)		2,747

Total Investments 90.2% (Cost $2,741)		$2,747
Other Assets and Liabilities (Net) 9.8%		299

Net Assets 100.0%		$3,046

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$2,747	$0	$2,747

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO California Short Duration Municipal Income Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 89.1%
CALIFORNIA 87.1%
Alameda County, California Certificates of Participation Bonds, (AMBAC Insured), Series 2007
5.000% due 12/01/2017	$495	$561
Alta Loma School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2012	400	400
Anaheim Public Financing Authority, California Revenue Notes, Series 2008
4.000% due 08/01/2012	350	351
Atascadero Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 10/01/2014	110	114
Bay Area Toll Authority, California Revenue Notes, Series 2006
5.000% due 04/01/2015	100	112
Beverly Hills Public Financing Authority, California Revenue Notes, Series 2010
4.000% due 06/01/2013	800	827
Brea Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 07/01/2012	415	415
3.000% due 07/01/2013	250	255
Brentwood Union School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
5.250% due 08/01/2016	135	152
Calaveras Unified School District, California General Obligation Notes, (AGC Insured), Series 2009
3.000% due 08/01/2012	560	561
3.000% due 08/01/2013	460	472
California Educational Facilities Authority Revenue Bonds, Series 2008
0.270% due 10/01/2026	250	250
California Educational Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	540	546
5.000% due 10/01/2014	500	535
California Educational Facilities Authority Revenue Notes, Series 2006
5.000% due 11/01/2013	525	556
California Educational Facilities Authority Revenue Notes, Series 2009
4.000% due 11/01/2013	50	52
5.000% due 04/01/2013	175	181
California Educational Facilities Authority Revenue Notes, Series 2010
0.980% due 10/01/2015	3,620	3,636
2.000% due 02/01/2013	165	167
3.000% due 10/01/2012	1,315	1,323
4.000% due 02/01/2014	250	264
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	645	697
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 08/15/2018	250	304
California Health Facilities Financing Authority Revenue Bonds, Series 2009
5.000% due 07/01/2037	1,250	1,250
California Health Facilities Financing Authority Revenue Notes, Series 2008
5.000% due 08/15/2014	1,000	1,092
California Health Facilities Financing Authority Revenue Notes, Series 2009
5.000% due 03/01/2014	250	267
5.000% due 08/15/2014	350	381
California Health Facilities Financing Authority Revenue Notes, Series 2010
3.000% due 11/15/2013	750	776
5.000% due 11/15/2012	1,000	1,017
California Health Facilities Financing Authority Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,184
California Housing Finance Agency Revenue Notes, Series 2010
2.375% due 08/01/2014	3,170	3,181
California Infrastructure & Economic Development Bank Revenue Notes, (AMBAC Insured), Series 2004
5.250% due 10/01/2013	1,250	1,325
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
5.000% due 02/01/2014	750	802
California Infrastructure & Economic Development Bank Revenue Notes, Series 2010
3.000% due 12/01/2012	600	607
3.000% due 05/15/2013	415	424
California Municipal Finance Authority Revenue Notes, Series 2010
3.000% due 07/01/2013	350	358
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.130% due 11/01/2026	4,000	4,000
California Pollution Control Financing Authority Revenue Bonds, Series 2009
2.600% due 12/01/2046	2,500	2,594
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Notes, (CM Insured), Series 2010
3.000% due 09/01/2012	395	396
4.000% due 09/01/2015	750	809
California State Department of Water Resources Revenue Notes, Series 2008
4.000% due 12/01/2012	855	868
California State Department of Water Resources Revenue Notes, Series 2010
4.000% due 05/01/2014	2,600	2,769
5.000% due 05/01/2013	305	317
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2013	4,000	4,156

California State Enterprise Development Authority Revenue Notes, Series 2010
4.000% due 09/01/2013	200	209
4.000% due 09/01/2014	220	234
California State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.250% due 07/01/2014	80	88
California State General Obligation Notes, (AGM/CR Insured), Series 2004
5.250% due 07/01/2013	1,500	1,574
California State General Obligation Notes, Series 2004
5.250% due 07/01/2012	1,175	1,175
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	450	500
California State General Obligation Notes, Series 2009
5.000% due 07/01/2019	80	97
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	523
California State General Obligation Notes, Series 2012
5.000% due 02/01/2015	2,500	2,761
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 01/01/2019	150	162
California State Public Works Board Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 11/01/2019	270	308
California State Public Works Board Revenue Bonds, (NPFGC/FGIC Insured), Series 2006
5.250% due 10/01/2017	380	441
California State Public Works Board Revenue Notes, Series 2003
5.500% due 06/01/2013	750	781
California State Public Works Board Revenue Notes, Series 2010
4.000% due 03/01/2013	2,680	2,747
4.000% due 03/01/2014	3,630	3,824
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2015	80	90
California State University Revenue Notes, (AGM Insured), Series 2004
3.500% due 11/01/2012	2,565	2,592
California Statewide Communities Development Authority Revenue Bonds, (AGM Insured), Series 2007
5.250% due 07/01/2018	250	287
California Statewide Communities Development Authority Revenue Bonds, (SGI Insured), Series 2006
4.100% due 04/01/2028	3,000	3,080
California Statewide Communities Development Authority Revenue Bonds, Series 2001
3.900% due 08/01/2031	1,050	1,116
California Statewide Communities Development Authority Revenue Bonds, Series 2008
0.150% due 08/15/2027	3,200	3,200
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2004
5.000% due 08/15/2012	425	427
California Statewide Communities Development Authority Revenue Notes, (AGM Insured), Series 2007
5.000% due 07/01/2014	750	800
California Statewide Communities Development Authority Revenue Notes, (FHA Insured), Series 2009
5.500% due 08/01/2012	1,215	1,219
5.500% due 08/01/2014	2,610	2,824
California Statewide Communities Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 05/01/2015	150	160
California Statewide Communities Development Authority Revenue Notes, Series 2005
5.000% due 07/01/2012	640	640
5.000% due 07/01/2013	850	885
California Statewide Communities Development Authority Revenue Notes, Series 2006
4.500% due 11/15/2012	370	374
California Statewide Communities Development Authority Revenue Notes, Series 2009
4.000% due 06/15/2013	700	724
5.000% due 04/01/2013	4,510	4,664
5.000% due 06/15/2013	4,040	4,217
California Statewide Communities Development Authority Revenue Notes, Series 2010
3.000% due 11/01/2012	250	252
Calleguas-Las Virgenes Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 11/01/2013	400	417
Campbell Union High School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	225	225
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2014	1,100	1,159
Cardiff School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2013	500	514
Carlsbad Unified School District, California General Obligation Notes, Series 2011
0.000% due 08/01/2012	400	400
0.000% due 08/01/2013	500	496
Castaic Lake Water Agency, California Certificates of Participation Notes, Series 2010
4.000% due 08/01/2012	610	612
4.000% due 08/01/2015	130	140
Central Valley Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	750	750
Chino Hills, California Special Tax Notes, (AGM Insured), Series 2010
3.000% due 09/01/2012	125	125
3.000% due 09/01/2013	200	204
Citrus Heights Water District, California Certificates of Participation Notes, Series 2010
2.000% due 10/01/2012	220	221
4.000% due 10/01/2017	250	276
4.000% due 10/01/2019	100	110
Cucamonga Valley Water District, California Certificates of Participation Notes, (NPFGC Insured), Series 2006
4.000% due 09/01/2014	250	264

Desert Sands Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 06/01/2014	1,000	984
East Side Union High School District, California General Obligation Bonds, (NPFGC Insured), Series 2003
4.900% due 02/01/2015	150	164
East Side Union High School District, California General Obligation Notes, (AGC Insured), Series 2008
5.000% due 08/01/2016	575	660
East Side Union High School District, California General Obligation Notes, (SGI Insured), Series 2005
4.000% due 08/01/2012	200	200
El Dorado Union High School District, California Certificates of Participation Notes, Series 2009
0.000% due 12/01/2013	460	445
El Monte Union High School District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 06/01/2013	500	494
0.000% due 06/01/2014	1,345	1,305
Encinitas Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 04/01/2013	535	545
Escondido, California General Obligation Notes, (NPFGC Insured), Series 2006
5.000% due 09/01/2015	730	809
Fremont Unified School District/Alameda County, California General Obligation Notes, Series 2009
4.000% due 08/01/2012	610	612
4.000% due 08/01/2013	700	728
Fresno Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	300	321
Fullerton Joint Union High School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	163
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2038	1,185	1,236
5.000% due 06/01/2043	100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2003
5.625% due 06/01/2038	100	105
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (SGI/ICR Insured), Series 2003
5.500% due 06/01/2043	1,735	1,817
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	800	838
5.500% due 06/01/2043	2,655	2,781
6.250% due 06/01/2033	3,865	4,073
6.625% due 06/01/2040	2,020	2,136
7.875% due 06/01/2042	105	112
Hawthorne School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2012	100	100
0.000% due 08/01/2013	115	113
Huntington Beach Public Financing Authority, California Revenue Notes, Series 2010
3.000% due 09/01/2012	250	251
4.000% due 09/01/2013	225	235
Industry, California General Obligation Notes, Series 2009
4.000% due 07/01/2012	1,000	1,000
5.000% due 07/01/2013	750	784
Irvine, California Special Assessment Bonds, Series 1994
0.160% due 09/02/2020	219	219
Jefferson Union High School District, California General Obligation Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	200	200
La Habra Utility Authority, California Revenue Notes, Series 2010
3.000% due 11/01/2012	175	177
Lake Arrowhead Community Services District, California Certificates of Participation Notes, Series 2009
3.000% due 10/01/2012	300	302
Lincoln Unified School District, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	185	198
Long Beach Bond Finance Authority, California Revenue Notes, Series 2012
4.000% due 11/01/2016	500	560
4.000% due 11/01/2017	250	282
Long Beach, California Harbor Revenue Notes, Series 2010
4.000% due 05/15/2013	2,000	2,064
Long Beach, California Revenue Notes, Series 2009
4.000% due 06/01/2013	110	113
Los Angeles Community College District, California General Obligation Notes, Series 2008
3.000% due 08/01/2012	500	501
Los Angeles County, California Metropolitan Transportation Authority Revenue Notes, (NPFGC Insured), Series 2003
5.250% due 07/01/2012	155	155
Los Angeles Department of Airports, California Revenue Notes, Series 2009
5.000% due 05/15/2013	250	260
Los Angeles Department of Airports, California Revenue Notes, Series 2010
3.000% due 05/15/2013	690	706
Los Angeles Department of Water & Power, California Revenue Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2013	500	524
Los Angeles Harbor Department, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,000	1,003
Los Angeles Municipal Improvement Corp., California Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2013	1,000	1,047
Los Angeles Municipal Improvement Corp., California Revenue Notes, Series 2010
3.000% due 11/01/2012	545	549
Los Angeles Solid Waste Resources, California Revenue Notes, (AMBAC Insured), Series 2006
4.500% due 02/01/2013	250	256
Los Angeles Solid Waste Resources, California Revenue Notes, Series 2009
4.000% due 02/01/2013	1,985	2,028
Los Angeles Unified School District, California Certificates of Participation Notes, Series 2010
3.000% due 12/01/2012	2,205	2,228

Los Angeles Unified School District, California Certificates of Participation Notes, Series 2012
4.000% due 10/01/2015	2,000	2,177
Los Angeles Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
5.000% due 07/01/2016	200	232
Los Angeles Unified School District, California General Obligation Notes, Series 2010
4.000% due 07/01/2012	300	300
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	5,045	5,399
Los Angeles, California Revenue Notes, (FHLMC Insured), Series 2010
1.125% due 08/01/2013	750	749
Los Rios Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2014	100	107
M-S-R Public Power Agency, California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 07/01/2014	1,090	1,176
Menlo Park City School District, California General Obligation Notes, Series 2010
0.000% due 07/01/2013	150	148
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.120% due 07/01/2023	7,925	7,925
Metropolitan Water District of Southern California Revenue Bonds, Series 2011
0.330% due 07/01/2036	1,500	1,501
Metropolitan Water District of Southern California Revenue Notes, Series 2009
5.000% due 07/01/2012	1,000	1,000
Mission Viejo Community Development Financing Authority, California Revenue Notes, Series 2009
5.000% due 05/01/2013	530	549
Monrovia Unified School District, California General Obligation Notes, Series 2010
3.000% due 08/01/2012	250	251
Monterey County, California Certificates of Participation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	1,455	1,511
Monterey Peninsula Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2012	250	250
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,935	1,881
Newport Beach, California Revenue Bonds, Series 2009
5.000% due 12/01/2038	1,500	1,539
Newport Beach, California Special Assessment Notes, Series 2010
3.000% due 09/02/2012	140	141
3.000% due 09/02/2014	150	155
Norco Redevelopment Agency, California Tax Allocation Notes, Series 2010
3.000% due 03/01/2013	125	125
Northern California Power Agency Revenue Notes, Series 2008
5.000% due 07/01/2012	1,500	1,500
Northern California Power Agency Revenue Notes, Series 2009
5.000% due 07/01/2014	420	455
Northern California Power Agency Revenue Notes, Series 2010
3.000% due 06/01/2013	2,850	2,909
Norwalk Redevelopment Agency, California Tax Allocation Notes, (NPFGC Insured), Series 2005
5.000% due 10/01/2012	720	726
Norwalk-La Mirada Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
4.000% due 08/01/2013	880	914
Oak Grove School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.250% due 08/01/2013	50	53
Oakland-Alameda County, California Coliseum Authority Revenue Notes, Series 2012
5.000% due 02/01/2016	1,750	1,971
Ocean View School District/Orange County, California Certificates of Participation Notes, (AGM Insured), Series 2010
3.500% due 03/01/2013	300	306
Ohlone Community College District, California General Obligation Notes, Series 2010
4.000% due 08/01/2015	150	164
4.000% due 08/01/2016	200	224
Ohlone Community College District, California General Obligation Notes, Series 2011
3.000% due 08/01/2013	925	952
Orange County, California Local Transportation Authority Revenue Notes, Series 2010
3.000% due 02/15/2013	500	508
Orange County, California Public Financing Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 07/01/2014	250	270
Orange County, California Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 06/01/2013	720	748
Orange County, California Sanitation District Certificates of Participation Notes, (AGM Insured), Series 2007
4.000% due 02/01/2013	90	92
Orange County, California Transportation Authority Revenue Notes, (AMBAC Insured), Series 2003
5.000% due 08/15/2013	100	104
Orchard School District, California General Obligation Notes, (AGC Insured), Series 2009
4.000% due 08/01/2012	125	125
Pasadena Unified School District, California General Obligation Notes, Series 2012
4.000% due 05/01/2015 (a)	300	329
Pittsburg Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 2002
5.250% due 08/01/2013	100	102
Pleasanton Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2004
5.000% due 08/01/2015	150	167
Pleasanton Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2004
5.375% due 08/01/2013	125	131
Rim of the World Unified School District, California General Obligation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	275	276
Riverbank Redevelopment Agency, California Tax Allocation Notes, Series 2007
4.000% due 08/01/2012	145	140
Riverside, California Electric Revenue Bonds, (NPFGC Insured), Series 2004
5.000% due 10/01/2014	500	545

Riverside, California Electric Revenue Notes, Series 2009
5.000% due 10/01/2013	2,000	2,105
Riverside, California Sewer Revenue Notes, Series 2009
4.000% due 08/01/2012	500	501
Roseville Electric System Revenue, California Certificates of Participation Notes, Series 2009
3.000% due 02/01/2013	1,065	1,079
Roseville Finance Authority, California Revenue Notes, Series 2010
2.000% due 02/01/2013	330	333
Sacramento City Financing Authority, California Revenue Bonds, (AGM Insured), Series 2002
5.375% due 12/01/2021	150	153
Sacramento County, California Airport System Revenue Notes, Series 2009
3.000% due 07/01/2012	550	550
5.000% due 07/01/2013	500	522
Sacramento County, California Airport System Revenue Notes, Series 2010
2.000% due 07/01/2013	300	304
3.000% due 07/01/2016	995	1,059
Sacramento County, California Sanitation Districts Financing Authority Revenue Notes, Series 2010
2.500% due 08/01/2012	190	190
3.000% due 08/01/2013	300	308
Sacramento County, California Water Financing Authority Revenue Notes, (NPFGC/FGIC Insured), Series 2007
5.000% due 06/01/2014	1,000	1,075
Sacramento Municipal Utility District, California Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 11/15/2013	1,375	1,460
Sacramento Municipal Utility District, California Revenue Notes, Series 2009
5.000% due 07/01/2012	500	500
Sacramento Unified School District, California General Obligation Notes, Series 2012
4.000% due 07/01/2015	1,215	1,323
San Bernardino County, California Certificates of Participation Notes, Series 2009
5.000% due 08/01/2013	1,000	1,036
San Diego County, California Certificates of Participation Notes, Series 2009
4.000% due 10/01/2012	2,800	2,825
San Diego County, California Regional Airport Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	200	200
3.000% due 07/01/2013	150	154
3.000% due 07/01/2014	400	417
3.000% due 07/01/2015	600	632
4.000% due 07/01/2014	700	737
San Diego County, California Water Authority Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2005
5.250% due 05/01/2013	675	702
San Diego Public Facilities Financing Authority Water, California Revenue Notes, Series 2012
5.000% due 08/01/2016	1,000	1,172
San Diego Unified School District, California General Obligation Notes, Series 2009
0.000% due 07/01/2012	325	325
San Francisco State Building Authority, California Revenue Notes, Series 2005
5.000% due 12/01/2012	500	509
San Francisco Unified School District, California General Obligation Notes, Series 2010
4.000% due 06/15/2013	1,300	1,346
San Francisco, California City & County Airports Commission Revenue Notes, Series 2010
3.000% due 05/01/2016	300	322
San Francisco, California City & County Finance Corp. Revenue Bonds, Series 2008
0.230% due 04/01/2030	740	740
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	2,250	2,285
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	475	489
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC/FGIC Insured), Series 2004
5.000% due 08/01/2012	740	742
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,545
San Jose Redevelopment Agency, California Tax Allocation Notes, (AMBAC Insured), Series 2005
5.000% due 08/01/2014	1,225	1,243
San Luis Obispo County, California Financing Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.000% due 09/01/2018	250	287
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2008
5.000% due 07/15/2014	150	161
San Rafael Redevelopment Agency, California Tax Allocation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2013	965	1,017
Santa Ana, California Certificates of Participation Bonds, (AMBAC Insured), Series 2003
5.000% due 06/01/2015	195	198
Santa Barbara Financing Authority, California Revenue Notes, Series 2009
4.000% due 07/01/2012	400	400
Santa Clara Valley Transportation Authority, California Revenue Bonds, Series 2008
0.140% due 04/01/2036	705	705
Santa Clara Valley Water District, California Certificates of Participation Notes, Series 2007
5.000% due 02/01/2016	150	173
Santa Margarita-Dana Point Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
5.000% due 08/01/2015	225	246
Santa Margarita-Dana Point Authority, California Revenue Notes, Series 2009
5.000% due 08/01/2012	1,075	1,079
Santa Monica Community College District, California General Obligation Notes, (NPFGC/FGIC Insured), Series 2007
0.000% due 08/01/2013	225	223
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2016	2,180	2,246
Solano County, California Certificates of Participation Notes, Series 2009
5.000% due 11/15/2012	1,930	1,956

South Coast Water District Financing Authority, California Revenue Notes, Series 2010
3.000% due 02/01/2013	100	102
South Orange County, California Public Financing Authority Special Tax Bonds, (NPFGC Insured), Series 2003
5.000% due 09/01/2013	125	131
South San Francisco Unified School District, California Revenue Notes, (NPFGC Insured), Series 2006
5.000% due 09/15/2014	250	273
Southern California Public Power Authority Revenue Bonds, Series 1989
6.750% due 07/01/2013	2,700	2,867
Southern California Public Power Authority Revenue Bonds, Series 2008
0.130% due 07/01/2020	2,000	2,000
Southern California Public Power Authority Revenue Notes, Series 2010
2.000% due 07/01/2012	500	500
4.000% due 07/01/2014	750	803
4.000% due 07/01/2015	1,165	1,278
5.000% due 07/01/2014	700	763
Southern California Public Power Authority Revenue Notes, Series 2011
4.000% due 07/01/2015	1,000	1,099
St. Helena Unified School District, California General Obligation Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2014	490	534
Stockton Public Financing Authority, California Revenue Notes, Series 2009
4.000% due 10/01/2012	1,925	1,933
Torrance, California Certificates of Participation Notes, Series 2009
3.000% due 09/01/2012	175	176
University of California Revenue Bonds, (NPFGC Insured), Series 2007
0.923% due 05/15/2030	1,000	789
University of California Revenue Notes, (AGM Insured), Series 2007
5.000% due 05/15/2015	45	51
University of California Revenue Notes, (NPFGC Insured), Series 2007
5.000% due 05/15/2014	270	293
University of California Revenue Notes, Series 2008
4.000% due 05/15/2013	100	103
University of California Revenue Notes, Series 2009
5.000% due 05/15/2013	265	275
University of California Revenue Notes, Series 2010
2.000% due 05/15/2013	500	508
3.000% due 05/15/2014	500	524
5.000% due 05/15/2016	1,000	1,157
Val Verde Unified School District, California General Obligation Notes, (AGM Insured), Series 2010
4.000% due 08/01/2012	990	993
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2012	215	216
West Basin Municipal Water District, California Revenue Notes, Series 2012
4.000% due 08/01/2015	500	547
West Hollywood Public Financing Authority, California Revenue Notes, Series 2009
5.000% due 02/01/2013	1,145	1,174
Western Placer Unified School District, California Certificates of Participation Notes, (AGM Insured), Series 2009
3.000% due 08/01/2012	245	245
3.000% due 08/01/2013	350	358
Western Riverside County, California Regional Wastewater Authority Revenue Notes, (AGC Insured), Series 2009
3.000% due 09/01/2012	435	437

		225,209

NEW YORK 0.3%
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 05/01/2015	700	776

PENNSYLVANIA 0.3%
Montgomery County Industrial Development Authority, Pennsylvania Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/01/2013	885	927

PUERTO RICO 1.2%
Puerto Rico Electric Power Authority Revenue Notes, Series 2008
5.000% due 07/01/2012	500	500
Puerto Rico Electric Power Authority Revenue Notes, Series 2010
5.000% due 07/01/2012	2,000	2,000
5.000% due 07/01/2013	550	572

		3,072

U. S. VIRGIN ISLANDS 0.2%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2013	400	413

Total Municipal Bonds & Notes (Cost $227,869)		230,397

SHORT-TERM INSTRUMENTS 10.0%
REPURCHASE AGREEMENTS 10.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	25,835	25,835

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $26,352. Repurchase proceeds are $25,835.)
Total Short-Term Instruments (Cost $25,835)		25,835

Total Investments 99.1% (Cost $253,704)		$256,232
Other Assets and Liabilities (Net) 0.9%		2,449

Net Assets 100.0%		$258,681

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$225,209	$0	$225,209
New York	0	776	0	776
Pennsylvania	0	927	0	927
Puerto Rico	0	3,072	0	3,072
U. S. Virgin Islands	0	413	0	413
Short-Term Instruments
Repurchase Agreements	0	25,835	0	25,835

	$0	$256,232	$0	$256,232

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Short Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.3%
BANKING & FINANCE 11.3%
Dexia Credit Local S.A.
0.867% due 03/05/2013		$150	$147
NIBC Bank NV
0.847% due 12/02/2014		150	149
SLM Corp. CPI Linked Bond
4.401% due 12/15/2014		84	80
4.451% due 06/15/2015		22	21
Stadshypotek AB
1.011% due 09/30/2013		100	100
Stone Street Trust
5.902% due 12/15/2015		100	102

Total Corporate Bonds & Notes (Cost $598)			599

U.S. GOVERNMENT AGENCIES 12.6%
Fannie Mae
0.675% due 10/25/2036		117	118
2.700% due 03/28/2022		100	101
5.000% due 05/01/2036		117	127
Freddie Mac
0.622% due 07/15/2036		158	159
0.842% due 12/15/2037		80	80
NCUA Guaranteed Notes
0.800% due 12/08/2020		88	88

Total U.S. Government Agencies (Cost $672)			673

U.S. TREASURY OBLIGATIONS 3.8%
U.S. Treasury Notes
0.250% due 05/31/2014		200	200

Total U.S. Treasury Obligations (Cost $200)			200

MORTGAGE-BACKED SECURITIES 1.1%
Wells Fargo Mortgage-Backed Securities Trust
5.000% due 06/25/2033		61	60

Total Mortgage-Backed Securities (Cost $61)			60

ASSET-BACKED SECURITIES 1.5%
Driver One GmbH
1.079% due 02/21/2017	EUR	64	81

Total Asset-Backed Securities (Cost $92)			81

SHORT-TERM INSTRUMENTS 77.1%

CERTIFICATES OF DEPOSIT 3.7%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$200	196

REPURCHASE AGREEMENTS 7.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012		383	383
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $400. Repurchase proceeds are $383.)

SHORT-TERM NOTES 37.5%
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013		1,900	1,899
0.178% due 12/10/2012		100	100

			1,999

U.S. TREASURY BILLS 4.2%
0.178% due 08/23/2012 - 05/30/2013 (a)(c)		225	225

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 24.5%
PIMCO Short-Term Floating NAV Portfolio		80,545	807

PIMCO Short-Term Floating NAV Portfolio III	50,000	500

		1,307

Total Short-Term Instruments (Cost $4,113)		4,110

PURCHASED OPTIONS (e) 0.0%		2
(Cost $7)

Total Investments 107.4% (Cost $5,743)		$5,725
Written Options (f) (0.1%) (Premiums $12)		(7)
Other Assets and Liabilities (Net) (7.3%)		(386)

Net Assets 100.0%		$5,332

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $25 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Mill Wheat November Futures	Long	11/2012	8	$6
Wheat December Futures	Short	12/2012	3	(10)

				$(4)

(d)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Abbey National Treasury Services PLC	MYC	(3.000%	)	12/20/2013	2.290%	EUR	150	$(2)	$0	$(2)
American International Group, Inc.	GST	(1.000%	)	12/20/2015	2.008%		$100	3	11	(8)

								$1	$11	$(10)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (4)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Pay	DJUBSTR Index	11,038	3-Month U.S. Treasury Bill rate plus a specified spread	$2,930	07/27/2012	GLM	$(76)
Receive	DJUBSTR Index	8,358	3-Month U.S. Treasury Bill rate plus a specified spread	1,720	07/27/2012	JPM	43
Pay	DJUBSTR Index	3,579	3-Month U.S. Treasury Bill rate plus a specified spread	950	07/27/2012	JPM	(25)
Receive	DJUBSTR Index	1,017	3-Month U.S. Treasury Bill rate plus a specified spread	270	07/27/2012	MYC	7
Pay	DJUBSTR Index	13,035	3-Month U.S. Treasury Bill rate plus a specified spread	3,460	07/27/2012	MYC	(90)

							$(141)

(4)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	London Gold Market Fixing Ltd. PM	$0.033	08/17/2012	DUB	$20	$0	$0	$0
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST	10	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST	10	0	0	0
Receive	London Platinum Markets Fixing Ltd. PM	0.068	05/24/2013	GST	10	0	0	0
Receive	London Platinum Markets Fixing Ltd. PM	0.074	05/31/2013	GST	10	0	0	0

						$0	$0	$0

(e)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Call - OTC WTI Crude December Futures	DUB	$130.000	11/15/2013	1	$7	$2

(f)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	1	$8	$(2)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	$200	$2	$(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	200	2	0

							$4	$(5)

(g)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1		$1	FBF	$0	$0	$0
07/2012	EUR	2		2	CBK	0	0	0
07/2012		41		51	DUB	0	(1)	(1)
07/2012		31		40	UAG	1	0	1
07/2012	GBP	1		2	GSC	0	0	0
07/2012		1		2	HUS	0	0	0
07/2012		$98	EUR	79	DUB	2	0	2
07/2012		1		1	HUS	0	0	0
07/2012		4		3	JPM	0	0	0
07/2012		3		2	UAG	0	0	0
07/2012		3	GBP	2	UAG	0	0	0
08/2012	GBP	2		$3	UAG	0	0	0

						$3	$(1)	$2

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$599	$0	$599
U.S. Government Agencies	0	585	88	673
U.S. Treasury Obligations	0	200	0	200
Mortgage-Backed Securities	0	60	0	60
Asset-Backed Securities	0	81	0	81
Short-Term Instruments
Certificates of Deposit	0	196	0	196
Repurchase Agreements	0	383	0	383
Short-Term Notes	0	1,999	0	1,999
U.S. Treasury Bills	0	225	0	225
PIMCO Short-Term Floating NAV Portfolios	1,307	0	0	1,307
Purchased Options
Commodity Contracts	0	2	0	2
	$1,307	$4,330	$88	$5,725

Financial Derivative Instruments (2) - Assets
Commodity Contracts	6	50	0	56
Foreign Exchange Contracts	0	3	0	3
	$6	$53	$0	$59

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(10)	(193)	0	(203)
Credit Contracts	0	(10)	0	(10)
Foreign Exchange Contracts	0	(1)	0	(1)
Interest Rate Contracts	0	(5)	0	(5)
	$(10)	$(209)	$0	$(219)

Totals	$1,303	$4,174	$88	$5,565

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$90	$0	$(2)	$0	$0	$0	$0	$0	$88	$0

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$88	Third Party Vendor	Broker Quote	100.42

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommoditiesPLUS® Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		$740	$741
NRG Energy, Inc.
4.000% due 07/01/2018		2,970	2,956

Total Bank Loan Obligations (Cost $3,704)			3,697

CORPORATE BONDS & NOTES 7.6%
BANKING & FINANCE 6.9%
Achmea Hypotheekbank NV
3.200% due 11/03/2014		6,000	6,263
American Express Bank FSB
5.500% due 04/16/2013		500	519
American International Group, Inc.
3.650% due 01/15/2014		1,000	1,022
3.750% due 11/30/2013		9,500	9,620
ANZ National International Ltd.
6.200% due 07/19/2013		3,000	3,146
Banco do Brasil S.A.
3.284% due 07/02/2014		4,000	4,009
4.500% due 01/22/2015		900	956
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		2,000	2,080
Banco Santander Brasil S.A.
2.568% due 03/18/2014		9,900	9,533
BBVA Bancomer S.A.
4.500% due 03/10/2016		11,700	11,817
Cie de Financement Foncier S.A.
1.625% due 07/23/2012		7,800	7,802
2.125% due 04/22/2013		9,600	9,657
Citigroup, Inc.
6.000% due 12/13/2013		2,760	2,902
6.500% due 08/19/2013		2,000	2,096
7.375% due 06/16/2014	EUR	1,100	1,520
Commonwealth Bank of Australia
1.198% due 03/17/2014		$5,900	5,912
2.900% due 09/17/2014		1,000	1,047
Credit Agricole S.A.
1.916% due 01/21/2014		10,800	10,497
Credit Suisse USA, Inc.
5.125% due 01/15/2014		3,100	3,250
Dexia Credit Local S.A.
0.867% due 03/05/2013		4,000	3,925
0.946% due 04/29/2014		2,000	1,882
2.750% due 04/29/2014		1,000	982
Export-Import Bank of Korea
5.875% due 01/14/2015		1,500	1,646
8.125% due 01/21/2014		500	547
FMS Wertmanagement AoR
2.250% due 07/14/2014	EUR	300	393
Goldman Sachs Group, Inc.
1.035% due 05/18/2015		4,000	4,721
1.466% due 02/07/2014		$5,000	4,943
4.750% due 07/15/2013		5,000	5,142
HSBC Bank PLC
1.625% due 07/07/2014		13,800	13,920
HSBC Finance Corp.
0.717% due 01/15/2014		18,000	17,808
ING Bank NV
1.868% due 06/09/2014		6,400	6,317
3.900% due 03/19/2014		1,700	1,785
International Lease Finance Corp.
6.500% due 09/01/2014		4,000	4,240
Lloyds TSB Bank PLC
2.816% due 01/24/2014		5,700	5,734
Macquarie Bank Ltd.
3.300% due 07/17/2014		1,900	1,999
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	5,600	6,820
1.187% due 07/22/2014		10,000	12,061
5.450% due 02/05/2013		$3,000	3,061
Morgan Stanley
1.001% due 03/01/2013	EUR	2,300	2,879
2.066% due 01/24/2014		$15,800	15,364
2.967% due 05/14/2013		2,200	2,198
Nationwide Building Society
2.500% due 08/17/2012		1,300	1,303
5.500% due 07/18/2012		10,000	10,007

New York Life Global Funding
0.779% due 12/20/2013	EUR	800	1,000
NIBC Bank NV
0.847% due 12/02/2014		$7,050	6,991
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		10,000	10,104
Pacific Life Global Funding
5.150% due 04/15/2013		500	517
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		2,000	1,705
5.250% due 05/15/2013	EUR	1,500	1,955
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		$400	441
SLM Corp.
5.050% due 11/14/2014		9,700	10,040
Stadshypotek AB
1.011% due 09/30/2013		4,400	4,399
State Bank of India
4.500% due 07/27/2015		2,000	2,035
Wachovia Bank N.A.
0.846% due 11/03/2014		2,027	1,981
Waha Aerospace BV
3.925% due 07/28/2020		1,700	1,776
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		34,127	36,029

			302,298

INDUSTRIALS 0.4%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	534
Anglo American Capital PLC
9.375% due 04/08/2014		1,165	1,311
Boston Scientific Corp.
5.450% due 06/15/2014		2,620	2,809
Crown Castle Towers LLC
4.174% due 08/15/2037		1,000	1,059
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		450	487
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		300	312
GTL Trade Finance, Inc.
7.250% due 10/20/2017		500	562
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	643
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		400	412
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,500	1,511
Noble Group Ltd.
4.875% due 08/05/2015		1,500	1,515
Rohm and Haas Co.
5.600% due 03/15/2013		1,030	1,063
Time Warner Cable, Inc.
5.400% due 07/02/2012		2,800	2,800
UnitedHealth Group, Inc.
4.875% due 04/01/2013		1,000	1,031

			16,049

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		200	212
BP Capital Markets PLC
3.625% due 05/08/2014		1,900	1,993
5.250% due 11/07/2013		4,000	4,240
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015		200	234
Duke Energy Carolinas LLC
5.625% due 11/30/2012		500	510
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,831
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,100	2,264
Petroleos Mexicanos
4.875% due 03/15/2015		400	433
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014		500	541
TNK-BP Finance S.A.
6.250% due 02/02/2015		400	422
7.500% due 03/13/2013		500	520

			13,200

Total Corporate Bonds & Notes (Cost $331,596)			331,547

U.S. GOVERNMENT AGENCIES 20.4%
Fannie Mae
0.235% due 07/26/2012 (e)	42,000	42,005
0.625% due 10/30/2014	50,000	50,250
0.675% due 09/25/2041	43,528	43,685
0.695% due 08/25/2037	6,105	6,144
0.795% due 02/25/2042	100,355	100,879
0.800% due 02/13/2015	95,200	95,836
0.845% due 01/25/2042	46,208	46,442
0.925% due 02/25/2041	2,922	2,935
2.700% due 03/28/2022	116,250	116,934
5.000% due 05/01/2036	89,355	97,203
6.000% due 04/18/2036	5,995	7,011
Freddie Mac
0.000% due 03/15/2015	10,041	9,803
0.500% due 02/24/2015	19,000	18,966
0.550% due 02/13/2015	99,075	99,221
0.622% due 07/15/2036	1,586	1,590
0.692% due 05/15/2032	14,178	14,218
0.742% due 02/15/2042	61,532	61,717
0.842% due 12/15/2037	7,972	8,022
0.862% due 10/15/2037	13,769	13,859
1.125% due 01/13/2016	38,545	38,841
Ginnie Mae
1.681% due 10/16/2053 (a)	10,459	973
NCUA Guaranteed Notes
0.800% due 12/08/2020	1,842	1,850
Overseas Private Investment Corp.
0.000% due 07/12/2016 - 06/10/2018	900	1,200
Small Business Administration
4.504% due 02/10/2014	49	50
4.840% due 05/01/2025	694	776
5.160% due 02/01/2028	269	308
5.310% due 05/01/2027	745	849
5.490% due 03/01/2028	250	285
5.510% due 11/01/2027	247	283
5.820% due 06/01/2026	766	880
6.020% due 08/01/2028	129	151
6.770% due 11/01/2028	740	867
8.500% due 01/01/2015	106	112

Total U.S. Government Agencies (Cost $882,043)		884,145

U.S. TREASURY OBLIGATIONS 8.9%
U.S. Treasury Inflation Protected Securities (c)
1.875% due 07/15/2015	2,484	2,704
2.000% due 07/15/2014 (f)	11,596	12,297
3.000% due 07/15/2012 (e)	78,444	78,499
U.S. Treasury Notes
0.125% due 09/30/2013 (e)	133,300	133,071
0.250% due 05/31/2014	149,200	149,049
0.500% due 11/30/2012 (e)(f)	10,400	10,415

Total U.S. Treasury Obligations (Cost $386,153)		386,035

MORTGAGE-BACKED SECURITIES 7.0%
Adjustable Rate Mortgage Trust
3.375% due 07/25/2035	1,467	1,132
Banc of America Funding Corp.
5.461% due 05/20/2036	2,700	2,334
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	284	274
Banc of America Re-REMIC Trust
1.765% due 02/17/2040	152	152
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049	61	61
5.805% due 06/10/2049	61	62
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	27,009	26,467
2.736% due 04/25/2034	1,364	1,263
2.909% due 01/25/2035	1,859	1,551
3.078% due 03/25/2035	3,001	2,964
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036	289	172
Chase Mortgage Finance Corp.
2.895% due 02/25/2037	866	811
4.625% due 02/25/2034	262	263
5.500% due 12/25/2022	1,498	1,506
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035	4,271	3,757
4.900% due 11/25/2035	1,124	1,016
5.328% due 08/25/2035	3,418	3,283

Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		398	382
Countrywide Home Loan Mortgage Pass-Through Trust
2.714% due 11/20/2034		1,899	1,631
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 04/25/2034		198	193
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		5,266	4,934
5.869% due 06/15/2039		196	196
DECO Series
1.213% due 10/27/2014	GBP	3,500	5,418
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		$5,000	4,847
European Loan Conduit
0.840% due 05/15/2019	EUR	1,533	1,663
First Horizon Alternative Mortgage Securities
2.599% due 04/25/2035		$1,572	1,306
Fosse Master Issuer PLC
1.866% due 10/18/2054		4,700	4,728
Gosforth Funding PLC
2.034% due 04/24/2047	EUR	1,721	2,181
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		$2,000	2,060
GS Mortgage Securities Corp.
1.456% due 03/06/2020		8,000	7,896
2.006% due 03/06/2020		2,700	2,674
3.849% due 12/10/2043		5,490	5,929
GSR Mortgage Loan Trust
2.626% due 11/25/2035		1,978	1,759
2.651% due 09/25/2035		34,120	33,362
2.655% due 09/25/2035		8,170	7,896
Harborview Mortgage Loan Trust
0.553% due 11/19/2035		2,212	1,431
0.584% due 06/20/2035		1,487	1,176
Indymac Mortgage Loan Trust
4.933% due 11/25/2035		1,708	1,464
JPMorgan Mortgage Trust
5.314% due 07/25/2035		1,374	1,362
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		1,500	1,490
Mellon Residential Funding Corp.
0.982% due 09/15/2030		592	529
Merrill Lynch Floating Trust
0.779% due 07/09/2021		4,002	3,924
Merrill Lynch Mortgage Investors, Inc.
2.575% due 06/25/2035		1,940	1,698
5.250% due 08/25/2036		8,300	8,497
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		220	203
2.351% due 12/25/2034		222	225
4.250% due 10/25/2035		258	232
5.541% due 05/25/2036		278	275
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		1,586	1,636
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		2,119	2,123
Morgan Stanley Re-REMIC Trust
5.979% due 08/15/2045		1,000	1,138
Permanent Master Issuer PLC
0.577% due 07/15/2033		2,000	1,999
RBSSP Resecuritization Trust
2.473% due 07/26/2045		5,330	5,234
2.655% due 12/26/2036		623	624
Residential Accredit Loans, Inc.
0.545% due 01/25/2035		1,676	1,436
Structured Adjustable Rate Mortgage Loan Trust
2.763% due 06/25/2034		3,873	3,564
Thornburg Mortgage Securities Trust
5.554% due 07/25/2036		47,970	47,580
5.800% due 03/25/2037		12,609	11,179
6.147% due 09/25/2037		27,759	27,920
Vornado DP LLC
2.970% due 09/13/2028		1,705	1,800
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		134	135
5.922% due 06/15/2049		778	802
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		9,514	7,574
0.535% due 10/25/2045		16,323	13,155
1.217% due 01/25/2046		2,240	1,844
2.451% due 10/25/2035		10,600	8,733
Wells Fargo Mortgage-Backed Securities Trust
2.601% due 12/25/2034		177	175
2.666% due 03/25/2035		1,303	1,266

5.000% due 06/25/2033		306	302
5.000% due 03/25/2036		174	166
5.248% due 05/25/2035		816	816
5.500% due 12/25/2035		604	609
5.610% due 04/25/2036		4,105	3,897

Total Mortgage-Backed Securities (Cost $302,381)			304,336

ASSET-BACKED SECURITIES 2.2%
AMMC CDO
0.692% due 05/03/2018		1,122	1,105
Armstrong Loan Funding Ltd.
1.466% due 08/01/2016		1,505	1,499
Asset-Backed Funding Certificates
0.595% due 06/25/2034		7,505	5,612
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		17,924	17,738
Babson CLO Ltd.
0.787% due 11/15/2016		455	449
Callidus Debt Partners Fund Ltd.
0.726% due 04/17/2020		498	483
Citibank Omni Master Trust
2.992% due 08/15/2018		21,300	22,378
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		34	36
Countrywide Asset-Backed Certificates
0.635% due 11/25/2034		1,592	1,482
Duane Street CLO
0.716% due 11/08/2017		620	609
EFS Volunteer LLC
1.316% due 10/26/2026		1,421	1,419
Galaxy CLO Ltd.
0.746% due 04/17/2017		1,628	1,610
Gallatin Funding Ltd.
0.717% due 08/15/2017		1,993	1,955
Gulf Stream Compass CLO Ltd.
0.827% due 07/15/2016		77	77
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	2,149	2,628
Harvest CLO S.A.
1.587% due 03/29/2017		147	184
Katonah Ltd.
0.788% due 09/20/2016		$1,255	1,238
Long Beach Mortgage Loan Trust
0.795% due 06/25/2035		1,719	1,496
Magi Funding PLC
1.314% due 04/11/2021	EUR	465	554
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		$4,554	4,557
Morgan Stanley ABS Capital
1.100% due 03/25/2034		6,102	4,877
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		1,533	1,506
Nelnet Student Loan Trust
1.246% due 07/27/2048		3,979	3,970
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		3,568	3,563
Park Place Securities, Inc.
0.895% due 10/25/2034		200	166
Sagamore CLO Ltd.
1.007% due 10/15/2015		1,398	1,385
SLM Student Loan Trust
0.466% due 07/25/2017		580	577
0.576% due 04/25/2017		414	414
0.966% due 10/25/2017		886	888
1.966% due 04/25/2023		215	222
2.162% due 08/15/2016		264	265
3.500% due 08/17/2043		4,370	4,299
Venture CDO Ltd.
0.696% due 01/20/2022		3,400	3,205
Whitney CLO Ltd.
0.757% due 03/01/2017		2,817	2,800
Wind River CLO Ltd.
0.798% due 12/19/2016		524	511

Total Asset-Backed Securities (Cost $95,565)			95,757

SOVEREIGN ISSUES 1.1%
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	13,700	16,760
Kommunalbanken A/S
0.841% due 03/27/2017		$16,800	16,804
1.375% due 06/08/2017		1,900	1,896
Korea Development Bank
4.375% due 08/10/2015		400	427
8.000% due 01/23/2014		500	547

Korea Housing Finance Corp.
4.125% due 12/15/2015		1,500	1,595
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	6,500	8,371

Total Sovereign Issues (Cost $48,558)			46,400

SHORT-TERM INSTRUMENTS 52.5%
CERTIFICATES OF DEPOSIT 0.1%
Banco Bradesco S.A.
1.955% due 01/24/2013		$5,000	5,029

REPURCHASE AGREEMENTS 10.5%
Banc of America Securities LLC
0.170% due 07/02/2012		2,600	2,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $2,655. Repurchase proceeds are $2,600)
0.190% due 07/02/2012		14,100	14,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $14,396. Repurchase proceeds are $14,100)
0.190% due 07/05/2012		101,200	101,200
(Dated 06/14/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.000% due 05/15/2014 -09/15/2014 valued at $103,276. Repurchase proceeds are $101,210)
Bank of Nova Scotia
0.200% due 07/05/2012		31,600	31,600
(Dated 06/21/2012. Collateralized by Fannie Mae 4.500% due 11/01/2040 valued at $32,708. Repurchase proceeds are $31,602.)
Barclays Capital, Inc.
0.180% due 07/16/2012		50,000	50,000
(Dated 06/08/2012. Collateralized by Ginnie Mae 6.000% due 07/20/2040 valued at $50,946. Repurchase proceeds are $50,006)
0.190% due 07/12/2012		104,400	104,400
(Dated 06/05/2012. Collateralized by Ginnie Mae 4.500% due 05/20/2041 valued at $106,080. Repurchase proceeds are $104,415)
BNP Paribas Securities Corp.
0.200% due 07/30/2012		50,000	50,000
(Dated 06/11/2012. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $50,886. Repurchase proceeds are $50,006.)
Goldman Sachs Group, Inc. (The)
0.190% due 07/13/2012		50,000	50,000
(Dated 06/11/2012. Collateralized by Freddie Mac 4.000% due 09/01/2026 valued at $51,940. Repurchase proceeds are $50,006.)
JPMorgan Securities, Inc.
0.200% due 07/10/2012		50,000	50,000
(Dated 06/08/2012. Collateralized by Freddie Mac 4.000% due 12/01/2041 valued at $51,752. Repurchase proceeds are $50,007.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,595	2,595
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,654. Repurchase proceeds are $2,595.)

			456,495

SHORT-TERM NOTES 0.4%
Freddie Mac
0.132% due 11/01/2012		14,700	14,695
0.162% due 01/03/2013		4,400	4,397

			19,092

U.S. TREASURY BILLS 17.4%
0.151% due 08/02/2012 - 05/30/2013 (b)(e)(f)		754,296	753,750

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 24.1%
PIMCO Short-Term Floating NAV Portfolio		63,431,388	635,583
PIMCO Short-Term Floating NAV Portfolio III		41,109,996	411,223

			1,046,806

Total Short-Term Instruments (Cost $2,281,180)			2,281,172

PURCHASED OPTIONS (h) 0.1%			5,262
(Cost $11,207)

Total Investments 99.9% (Cost $4,342,387)			$4,338,351
Written Options (i) (0.3%) (Premiums $15,826)			(12,424)
Other Assets and Liabilities (Net) 0.4%			17,845

Net Assets 100.0%			$4,343,772

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units ):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $294,814 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $39,299 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude August Futures	Long	07/2012	81	$466
Brent Crude December Futures	Long	11/2012	1,023	6,726
Brent Crude December Futures	Short	11/2012	291	(1,752)
Brent Crude December Futures	Long	11/2013	1,023	5,853
Brent Crude June Futures	Short	05/2013	2,046	(12,240)
Brent Crude November Futures	Short	10/2012	149	(1,076)
Brent Crude October Futures	Long	09/2012	298	2,263
Brent Crude September Futures	Long	08/2012	142	655
Canola November Futures	Short	11/2012	4,080	(1,659)
Copper September Futures	Short	09/2012	298	(488)
Corn December Futures	Short	12/2012	425	(1,680)
Euro-Mill Wheat January Futures	Long	01/2013	1,117	1,371
Euro-Mill Wheat March Futures	Long	03/2013	57	(1)
Euro-Mill Wheat November Futures	Long	11/2012	5,196	7,915
Euro-Mill Wheat November Futures	Long	11/2013	369	(1)
Euro-Rapeseed August Futures	Long	08/2012	792	65
Euro-Rapeseed November Futures	Long	11/2012	300	(1)
Gas Oil December Futures	Long	12/2012	390	(177)
Gas Oil September Futures	Short	09/2012	390	26
Gold 100 oz. August Futures	Short	08/2012	159	284
Hard Red Winter Wheat September Futures	Long	09/2012	2,124	8,965
Natural Gas December Futures	Long	11/2012	589	16
Natural Gas November Futures	Short	10/2012	589	(4)
Platinum October Futures	Long	10/2012	862	127
Red Spring Wheat December Futures	Long	12/2012	506	1,060
Soybean July Futures	Long	07/2013	1,567	4,709
Soybean May Futures	Long	05/2013	956	3,013
Soybean November Futures	Short	11/2012	2,155	(12,950)
Sugar No. 11 October Futures	Short	09/2012	977	(981)
Wheat December Futures	Short	12/2012	2,785	(8,359)
Wheat December Futures	Short	12/2013	135	(53)
Wheat March Futures	Long	03/2013	118	413
Wheat September Futures	Short	09/2012	2,395	(12,419)
White Sugar October Futures	Long	09/2012	977	957
WTI Crude December Futures	Long	11/2012	150	482
WTI Crude December Futures	Long	11/2013	150	697
WTI Crude June Futures	Short	05/2013	300	(1,450)

				$(9,228)

(g)	OTC swap agreements outstanding on June 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit		Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Brent Crude September Futures		$109.750	09/28/2012	MYC	37,500	$(446)	$0	$(446)
Receive	Brent Crude September Futures		93.250	09/30/2012	MYC	37,500	172	0	172
Pay	CAL12BRENT Index		111.700	12/31/2012	MYC	150,000	2,130	0	2,130
Receive	CAL12LLS Index		12.000	12/31/2012	MYC	150,000	(3,263)	0	(3,263)
Pay	CBOT Soybean January Futures		1,360.000	12/21/2012	DUB	500,000	(332)	0	(332)
Pay	CBOT Soybean January Futures		1,361.000	12/21/2012	DUB	2,085,000	(1,363)	0	(1,363)
Receive	CBOT Soybean March Futures		1,330.170	12/21/2012	DUB	2,085,000	1,188	0	1,188
Receive	CBOT Soybean March Futures		1,333.250	12/21/2012	DUB	500,000	269	0	269
Pay	CBOT Soybean Oil August Futures		49.874	07/13/2012	AZD	11,023,122	(277)	0	(277)
Pay	CBOT Soybean Oil August Futures		50.000	07/13/2012	AZD	5,623,122	(134)	0	(134)
Pay	CBOT Soybean Oil August Futures		50.379	07/13/2012	AZD	11,023,122	(222)	0	(222)
Pay	CBOT Wheat December Futures		860.000	10/19/2012	DUB	550,000	457	0	457
Pay	CBOT Wheat December Futures		880.000	10/19/2012	DUB	365,000	376	0	376
Pay	CBOT Wheat December Futures		898.000	10/19/2012	DUB	185,000	224	0	224
Pay	CBOT Wheat December Futures		830.000	11/05/2012	AZD	459,250	244	0	244
Pay	CBOT Wheat September Futures		634.500	08/24/2012	AZD	6,865,000	(8,423)	0	(8,423)
Pay	CBOT Wheat September Futures		738.500	08/24/2012	AZD	840,000	(157)	0	(157)
Pay	COMEX Gold 100 oz. August Futures		1,638.750	07/30/2012	DUB	17,710	612	0	612
Receive	Crude Palm Oil September Futures		42.240	07/13/2012	AZD	5,623,122	49	0	49
Receive	Crude Palm Oil September Futures		44.340	07/13/2012	AZD	11,023,122	(135)	0	(135)
Receive	Crude Palm Oil September Futures		45.344	07/13/2012	AZD	11,023,122	(246)	0	(246)
Receive	DTDBRTCO CAL12 Index		0.000	12/31/2012	BRC	60,000	(13)	0	(13)
Receive	DTDBRTCO CAL12 Index		0.020	12/31/2012	MYC	126,000	(30)	0	(30)
Receive	DTDBRTCO CAL12 Index		0.080	12/31/2012	MYC	144,000	(43)	0	(43)
Receive	EUMARGIN 2H12 Index		5.750	12/31/2012	BRC	510,000	1,117	0	1,117
Receive	EUMARGIN 2H12 Index		5.950	12/31/2012	BRC	234,000	466	0	466
Receive	EUMARGIN 2H12 Index		5.950	12/31/2012	MYC	30,000	60	0	60
Pay	EUMARGIN CAL12 Index		5.100	12/31/2012	BRC	90,000	(255)	0	(255)
Pay	EUMARGIN CAL12 Index		5.150	12/31/2012	BRC	120,000	(334)	0	(334)
Pay	EUMARGIN CAL12 Index		5.250	12/31/2012	BRC	48,000	(129)	0	(129)
Pay	EUMARGIN CAL12 Index		5.450	12/31/2012	BRC	42,000	(105)	0	(105)
Pay	EUMARGIN CAL12 Index		5.550	12/31/2012	BRC	144,000	(344)	0	(344)
Pay	EUROBOBCO CAL12 Index		4.000	12/31/2012	MYC	31,500	(113)	0	(113)
Pay	EUROBOBCO CAL12 Index		4.150	12/31/2012	BRC	15,000	(52)	0	(52)
Pay	EUROBOBCO CAL12 Index		4.350	12/31/2012	MYC	36,000	(117)	0	(117)
Pay	EUROJETCOCAL12 Index		19.900	12/31/2012	BRC	6,000	4	0	4
Pay	EUROJETCOCAL12 Index		20.382	12/31/2012	MYC	12,600	15	0	15
Pay	EUROJETCOCAL12 Index		20.440	12/31/2012	MYC	14,400	18	0	18
Pay	GOCOCAL CAL12 Index		15.625	12/31/2012	MYC	37,800	(61)	0	(61)
Pay	GOCOCAL CAL12 Index		15.650	12/31/2012	BRC	18,000	(29)	0	(29)
Pay	GOCOCAL CAL12 Index		15.650	12/31/2012	MYC	43,200	(69)	0	(69)
Receive	KCBT Hard Red Winter Wheat September Futures		658.750	08/24/2012	AZD	6,865,000	6,673	0	6,673
Receive	KCBT Hard Red Winter Wheat September Futures		749.000	08/24/2012	AZD	840,000	59	0	59
Pay	LSFOCOCAL12 Index		8.150	12/31/2012	MYC	50,400	(227)	0	(227)
Pay	LSFOCOCAL12 Index		7.716	12/31/2012	MYC	44,100	(179)	0	(179)
Pay	LSFOCOCAL12 Index		7.635	12/31/2012	BRC	21,000	(84)	0	(84)
Receive	NGCAL19 Index		7.200	12/31/2019	DUB	660,000	(1,262)	0	(1,262)
Receive	NYMEX Platinum October Futures		1,424.500	10/29/2012	DUB	17,710	493	0	493
Receive	NYSE Liffe Euro-Mill Wheat November Futures	EUR	209.000	10/19/2012	DUB	15,000	337	0	337
Receive	NYSE Liffe Euro-Mill Wheat November Futures		213.000	10/19/2012	DUB	10,000	174	0	174
Receive	NYSE Liffe Euro-Mill Wheat November Futures		219.000	10/19/2012	DUB	7,500	74	0	74
Receive	NYSE Liffe Euro-Mill Wheat November Futures		222.000	10/19/2012	DUB	5,000	30	0	30
Receive	NYSE Liffe Euro-Mill Wheat November Futures		$276.450	11/05/2012	AZD	12,500	136	0	136
Pay	Q3LLS12 Index		109.300	09/28/2012	MYC	37,500	744	0	744
Pay	Q3LLS12 Index		91.500	09/30/2012	MYC	37,500	77	0	77

							$(2,246)	$0	$(2,246)

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%	$10,800	$249	$423	$(174)
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	2.221%	1,800	5	6	(1)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%	2,000	106	(4)	110

							$360	$425	$(65)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.617%		$1,800	$11	$16	$(5)
Japan Government International Bond	DUB	1.000%	12/20/2015	0.568%		200	3	4	(1)
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		2,100	32	45	(13)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		6,300	82	0	82
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		400	6	9	(3)
Morgan Stanley	CBK	1.000%	06/20/2013	2.555%		1,200	(17)	(71)	54
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		1,500	1	(19)	20
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,000	(15)	(32)	17
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		1,400	57	5	52
SLM Corp.	GST	5.000%	03/20/2016	3.847%		600	24	2	22
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%	JPY	50,000	(3)	(95)	92
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		$3,300	73	78	(5)

							$254	$(58)	$312

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized/ Appreciation
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	BRL	312,500	$4,785	$1,117	$3,668
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,400	228	52	176
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		$2,700	(2)	(2)	0

							$5,011	$1,167	$3,844

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	CSIXTR Index	92,994	3-Month U.S. Treasury Bill rate plus a specified spread	$489,120	07/27/2012	BRC	$17,442
Receive	CSIXTR Index	252,628	3-Month U.S. Treasury Bill rate plus a specified spread	1,328,750	07/27/2012	FBF	47,386
Pay	DJUBSHG Index	16,919	0.000%	5,942	07/27/2012	FBF	(248)
Receive	SPGCICP Index	10,141	0.000%	6,680	07/27/2012	FBF	244
Receive	CSIXTR Index	120,281	3-Month U.S. Treasury Bill rate plus a specified spread	632,640	07/27/2012	GLM	22,561
Receive	CSIXTR Index	269,223	3-Month U.S. Treasury Bill rate plus a specified spread	1,416,030	07/27/2012	JPM	50,499
Receive	DJUBSTR Index	6,489,372	3-Month U.S. Treasury Bill rate plus a specified spread	1,364,320	07/27/2012	JPM	34,550
Pay	DJUBSTR Index	5,177,524	3-Month U.S. Treasury Bill rate plus a specified spread	1,374,310	07/27/2012	JPM	(35,779)
Pay	DJUBHGTR Index	34,925	3-Month U.S. Treasury Bill rate plus a specified spread	24,670	07/27/2012	MYC	(1,029)
Receive	MOTC3112 Index	5,642	3-Month U.S. Treasury Bill rate plus a specified spread	25,203	07/27/2012	MYC	951
Receive	DJUBSTR Index	140,515	3-Month U.S. Treasury Bill rate plus a specified spread	80,250	07/27/2012	SOG	1,976
Pay	DJUBSTR Index	304,252	3-Month U.S. Treasury Bill rate plus a specified spread	80,760	07/27/2012	SOG	(2,103)
Receive	CSIXTR Index	64,129	3-Month U.S. Treasury Bill rate plus a specified spread	337,300	07/27/2012	UAG	12,028

							$148,478

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn September Futures	$0.124	08/24/2012	JPM	$3,100	$(134)	$0	$(134)
Pay	CBOT Corn September Futures	0.159	08/24/2012	GST	4,570	(27)	0	(27)
Receive	LME Copper June Futures	0.111	06/04/2014	DUB	11,000	(134)	0	(134)
Pay	London Gold Market Fixing Ltd. PM	0.033	07/09/2012	GST	34,200	(177)	0	(177)
Pay	London Gold Market Fixing Ltd. PM	0.028	08/07/2012	JPM	14,740	(271)	0	(271)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB	20,820	(214)	0	(214)
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST	14,560	41	0	41
Pay	London Gold Market Fixing Ltd. PM	0.063	05/28/2013	DUB	11,310	30	0	30
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST	10,730	79	0	79
Pay	London Gold Market Fixing Ltd. PM	0.089	06/04/2014	DUB	12,310	150	0	150
Receive	London Platinum Markets Fixing Ltd. PM	0.068	05/24/2013	GST	13,950	(117)	0	(117)
Receive	London Platinum Markets Fixing Ltd. PM	0.069	05/28/2013	DUB	10,793	(96)	0	(96)
Receive	London Platinum Markets Fixing Ltd. PM	0.074	05/31/2013	GST	10,220	(142)	0	(142)
Receive	London Silver Market Fixing Ltd. LBMA	0.124	07/09/2012	GST	5,900	(174)	0	(174)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC	3,300	69	0	69
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB	1,990	50	0	50
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM	4,450	103	0	103
Receive	NYMEX Natural Gas August Futures	0.314	07/26/2012	DUB	1,975	0	0	0
Pay	NYMEX WTI Crude December Futures	0.137	11/13/2012	DUB	6,757	349	0	349
Receive	S&P GSCI Crude Oil Index	0.152	11/13/2012	DUB	6,410	(394)	0	(394)

						$(1,009)	$0	$(1,009)

(h)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Heating Oil December Futures	GST	$250.000	11/27/2012	309	$542	$1,120
Put - OTC London Gold Market Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	214
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	12
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	504	267
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	291	2,095	442
Call - OTC WTI Crude December Futures	FBF	120.000	11/17/2014	250	2,000	858
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	49	342	74
Call - OTC WTI Crude December Futures	SOG	130.000	11/17/2014	165	1,320	399
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	250	1,870	380

					$9,594	$3,766

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$5,200	$434	$405
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	5,600	489	456
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	7,800	690	635

					$1,613	$1,496

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn September Futures	—	$750.000	08/24/2012	406	$235	$(183)
Put - CBOT Soybean September Futures	—	1,300.000	08/24/2012	320	287	(166)
Call - OTC Brent Crude December Futures	DUB	140.000	11/11/2013	291	1,697	(582)
Call - OTC Brent Crude December Futures	FBF	126.000	11/10/2014	250	2,075	(1,262)
Put - OTC Brent Crude December Futures	GST	86.000	11/12/2012	309	650	(1,026)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	49	353	(98)
Call - OTC Brent Crude December Futures	SOG	140.000	11/10/2014	165	1,336	(516)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	250	1,940	(500)
Put - OTC London Platinum Markets Fixing Ltd. PM	DUB	1,570.000	08/06/2012	10,000	870	(1,256)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	600	51	(73)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	4,200	542	(846)
Put - OTC Soybean November Futures	DUB	1,240.000	10/26/2012	240	318	(171)

					$10,354	$(6,679)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,000	$0	$(11)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,000	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	3,100	0	(9)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	3,100	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	6,600	0	(63)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	6,600	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	7,800	0	(53)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,800	0	(3)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	30,100	355	(852)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	30,100	566	(103)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	68,200	598	(1,604)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	68,200	904	(33)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	94,000	1,108	(2,661)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	94,000	1,832	(323)

							$5,363	$(5,717)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$900	$11	$(2)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,000	98	(26)

						$109	$(28)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	8,842		$8,605	FBF	$0	$(431)	$(431)
07/2012	EUR	15,897		20,783	BOA	663	0	663
07/2012		8		11	BPS	0	0	0
07/2012		15,970		19,917	BRC	0	(293)	(293)
07/2012		1,729		2,204	CBK	16	0	16
07/2012		2,880		3,590	DUB	0	(55)	(55)
07/2012		24,858		31,453	GSC	0	(5)	(5)
07/2012		854		1,091	JPM	18	(8)	10
07/2012		2,261		2,846	RBC	0	(16)	(16)
07/2012		1		1	UAG	0	0	0
07/2012	GBP	2,091		3,300	GSC	25	0	25
07/2012		2,091		3,297	HUS	22	0	22
07/2012	INR	199,449		3,713	BRC	138	0	138
07/2012		65,004		1,174	DUB	9	0	9
07/2012		34,299		615	GST	0	0	0
07/2012		75,527		1,372	HUS	18	0	18
07/2012		101,657		1,830	JPM	8	0	8
07/2012	KRW	577		0	BRC	0	0	0
07/2012		$31,135	EUR	24,947	BPS	436	0	436
07/2012		17,193		13,804	BRC	283	(5)	278
07/2012		101,868		81,716	DUB	1,554	0	1,554
07/2012		3,448		2,760	FBF	45	0	45
07/2012		13,408		10,727	GSC	168	0	168
07/2012		1,369		1,090	HUS	15	(4)	11
07/2012		7,916		6,255	JPM	11	(11)	0
07/2012		645		512	MSC	3	0	3
07/2012		1,229		983	RBC	15	0	15
07/2012		111		88	RYL	1	0	1
07/2012		823		655	UAG	6	0	6
07/2012		6,526	GBP	4,182	UAG	24	0	24
07/2012		9,317	INR	475,935	JPM	0	(788)	(788)
07/2012		1	KRW	577	UAG	0	0	0
08/2012	BRL	8,256		$4,223	BRC	138	0	138
08/2012	EUR	24,858		31,031	BPS	0	(434)	(434)
08/2012	GBP	4,182		6,525	UAG	0	(24)	(24)
08/2012	SGD	9		7	UAG	0	0	0
08/2012		$842	MXN	11,004	JPM	0	(20)	(20)
09/2012	CAD	50,122		$48,762	BRC	0	(383)	(383)
09/2012		1,645		1,612	JPM	0	(1)	(1)
09/2012		$363	CAD	370	BRC	0	0	0
09/2012		504		520	RBC	6	0	6
09/2012		0	KRW	577	BRC	0	0	0
02/2013	CNY	48		$8	JPM	0	0	0

						$3,622	$(2,478)	$1,144

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,697	$0	$3,697
Corporate Bonds & Notes
Banking & Finance	0	298,289	4,009	302,298
Industrials	0	15,562	487	16,049
Utilities	0	13,200	0	13,200
U.S. Government Agencies	0	882,295	1,850	884,145
U.S. Treasury Obligations	0	386,035	0	386,035
Mortgage-Backed Securities	0	304,336	0	304,336
Asset-Backed Securities	0	95,757	0	95,757
Sovereign Issues	0	46,400	0	46,400
Short-Term Instruments
Certificates of Deposit	0	5,029	0	5,029
Repurchase Agreements	0	456,495	0	456,495
Short-Term Notes	0	19,092	0	19,092
U.S. Treasury Bills	0	753,750	0	753,750
PIMCO Short-Term Floating NAV Portfolios	1,046,806	0	0	1,046,806
Purchased Options
Commodity Contracts	0	3,766	0	3,766
Interest Rate Contracts	0	0	1,496	1,496
	$1,046,806	$3,283,703	$7,842	$4,338,351

Financial Derivative Instruments (2) - Assets
Commodity Contracts	46,063	203,885	821	250,769
Credit Contracts	0	449	0	449
Foreign Exchange Contracts	0	3,622	0	3,622
Interest Rate Contracts	0	3,844	0	3,844
	$46,063	$211,800	$821	$258,684

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(55,640)	(62,550)	(3,263)	(121,453)
Credit Contracts	0	(202)	0	(202)
Foreign Exchange Contracts	0	(2,478)	0	(2,478)
Interest Rate Contracts	0	(5,717)	(28)	(5,745)
	$(55,640)	$(70,947)	$(3,291)	$(129,878)

Totals	$1,037,229	$3,424,556	$5,372	$4,467,157

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,969	$0	$0	$(6)	$0	$46	$0	$0	$4,009	$46
Industrials	487	0	0	0	0	0	0	0	487	0
U.S. Government Agencies	1,890	0	(40)	0	0	0	0	0	1,850	0
Mortgage-Backed Securities	458	0	(500)	0	8	34	0	0	0	0
Asset-Backed Securities	27,540	0	(6,247)	21	71	41	0	(21,426)	0	0
Purchased Options
Commodity Contracts	6	0	0	0	(1,635)	1,629	0	0	0	0
Interest Rate Contracts	0	1,612	0	0	0	(116)	0	0	1,496	(116)

	$34,350	$1,612	$(6,787)	$15	$(1,556)	$1,634	$0	$(21,426)	$7,842	$(70)
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$(340)	$0	$0	$0	$0	$1,161	$0	$0	$821	$1,161

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	480	1,179	0	0	1,106	(6,028)	0	0	(3,263)	(5,127)
Interest Rate Contracts	(30)	0	0	0	0	2	0	0	(28)	2

	$450	$1,179	$0	$0	$1,106	$(6,026)	$0	$0	$(3,291)	$(5,125)

Totals	$34,460	$2,791	$(6,787)	$15	$(450)	$(3,231)	$0	$(21,426)	$5,372	$(4,034)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,009	Benchmark Pricing	Base Price	100.25
Industrials	487	Third Party Vendor	Broker Quote	108.25
U.S. Government Agencies	1,850	Third Party Vendor	Broker Quote	100.42
Purchased Options
Interest Rate Contracts	1,496	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Assets
Commodity Contracts	821	Indicative Market Quotations	Broker Quote	(21.88)

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(3,263)	Indicative Market Quotations	Broker Quote	(21.75)
Interest Rate Contracts	(28)	Indicative Market Quotations	Broker Quote	0.43

Total	$5,372

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO CommodityRealReturn Strategy Fund®

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
AES Corp.
4.250% due 05/27/2018		$790	$791
Charter Communications, Inc.
3.500% due 09/06/2016		1,524	1,514
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		6,892	6,804
Delphi Corp.
3.500% due 03/31/2017		1,221	1,220
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		1,850	1,853
HCA, Inc.
2.495% due 11/17/2013		8,000	7,969
2.745% due 05/02/2016		8,430	8,279
IASIS Healthcare LLC
5.000% due 05/03/2018		9,875	9,727
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	4,900	6,251
NRG Energy, Inc.
4.000% due 07/01/2018		$11,880	11,824
Springleaf Finance Corp.
5.500% due 05/10/2017		38,700	36,544
SW Acquisitions Co.,Inc.
4.000% due 08/17/2017		2,993	2,979
U.S. Airways Group, Inc.
2.745% due 03/23/2014		972	930
Vodafone Americas Finance
6.875% due 08/17/2015		10,522	10,679
Weather Channel, Inc.
4.250% due 02/11/2017		976	976

Total Bank Loan Obligations (Cost $110,624)			108,340

CORPORATE BONDS & NOTES 6.5%
BANKING & FINANCE 4.9%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		33,800	32,360
Ally Financial, Inc.
0.000% due 12/01/2012		3,200	3,156
0.000% due 06/15/2015		2,600	2,204
2.667% due 12/01/2014		1,100	1,056
4.500% due 02/11/2014		12,767	12,975
6.875% due 08/28/2012		8,117	8,172
7.500% due 12/31/2013		1,000	1,063
American Express Bank FSB
5.550% due 10/17/2012		500	507
American International Group, Inc.
3.750% due 11/30/2013		28,100	28,454
8.175% due 05/15/2068		24,000	26,160
ANZ National International Ltd.
6.200% due 07/19/2013		20,100	21,080
ASIF Global Financing
4.900% due 01/17/2013		6,300	6,360
Banco do Brasil S.A.
4.500% due 01/22/2015		18,050	19,178
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	104
Banco Santander Brasil S.A.
2.568% due 03/18/2014		10,400	10,014
4.250% due 01/14/2016		14,500	14,391
4.500% due 04/06/2015		1,500	1,508
Barclays Bank PLC
6.050% due 12/04/2017		41,600	42,246
14.000% due 06/15/2019 (c)	GBP	400	714
BBVA Bancomer S.A.
6.500% due 03/10/2021		$3,500	3,553
BPCE S.A.
2.216% due 02/07/2014		38,300	37,873
2.375% due 10/04/2013		11,400	11,220
4.625% due 07/30/2015 (c)	EUR	1,400	1,098
5.250% due 07/30/2014 (c)		500	421
9.000% due 03/17/2015 (c)		300	338
Citigroup, Inc.
2.467% due 08/13/2013		$4,148	4,178
5.500% due 04/11/2013		21,000	21,599
Commonwealth Bank of Australia
1.198% due 03/17/2014		2,400	2,405

Credit Agricole Home Loan SFH
1.216% due 07/21/2014		57,200	55,940
Credit Agricole S.A.
1.916% due 01/21/2014		94,000	91,364
Dexia Credit Local S.A.
0.867% due 03/05/2013		48,300	46,868
Eksportfinans ASA
2.375% due 05/25/2016		3,000	2,670
Export-Import Bank of Korea
4.000% due 01/29/2021		2,000	2,076
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Ford Motor Credit Co. LLC
3.984% due 12/15/2022		$10,900	11,240
7.000% due 10/01/2013		20,715	22,157
7.500% due 08/01/2012		13,143	13,196
General Electric Capital Corp.
0.468% due 09/20/2013		3,000	2,962
5.500% due 09/15/2067	EUR	9,800	11,261
Goldman Sachs Group, Inc.
1.004% due 02/04/2013		1,900	2,389
5.375% due 02/15/2013		5,500	7,095
HBOS PLC
6.750% due 05/21/2018		$14,500	13,703
Hutchison Whampoa Finance Ltd.
7.450% due 08/01/2017		3,200	3,910
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,800	2,947
ICICI Bank Ltd.
5.000% due 01/15/2016		500	505
5.500% due 03/25/2015		700	717
5.750% due 11/16/2020		500	496
International Lease Finance Corp.
5.625% due 09/20/2013		5,830	5,990
5.750% due 05/15/2016		3,200	3,251
6.375% due 03/25/2013		8,300	8,508
6.500% due 09/01/2014		3,500	3,710
Intesa Sanpaolo SpA
2.867% due 02/24/2014		29,100	27,338
IPIC GMTN Ltd.
3.125% due 11/15/2015		1,000	1,036
LBG Capital PLC
6.385% due 05/12/2020	EUR	5,100	5,178
7.625% due 10/14/2020		500	518
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		$21,200	22,212
Merrill Lynch & Co., Inc.
1.403% due 09/27/2012	EUR	7,200	9,105
6.050% due 08/15/2012		$3,000	3,017
Morgan Stanley
0.769% due 01/09/2014		3,100	2,949
1.001% due 03/01/2013	EUR	35,921	44,960
1.177% due 01/16/2017		1,500	1,637
2.066% due 01/24/2014		$64,800	63,012
2.967% due 05/14/2013		49,900	49,844
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		900	900
Pricoa Global Funding
0.661% due 09/27/2013		3,400	3,387
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		36,200	36,256
Qatari Diar Finance QSC
5.000% due 07/21/2020		1,500	1,688
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	853
1.247% due 10/14/2016		800	626
2.887% due 08/23/2013		23,500	23,625
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		300	306
5.499% due 07/07/2015		3,000	3,150
6.125% due 02/07/2022		850	889
SLM Corp.
3.125% due 09/17/2012	EUR	700	887
5.000% due 10/01/2013		$11,700	12,110
6.250% due 01/25/2016		1,100	1,161
SLM Corp. CPI Linked Bond
2.556% due 10/01/2014		560	539
2.556% due 11/01/2016		700	641
3.824% due 01/31/2014		4,400	4,322
3.854% due 02/01/2014		6,073	6,007
4.004% due 11/01/2013		552	547
Springleaf Finance Corp.
4.875% due 07/15/2012		3,200	3,200
State Bank of India
4.500% due 10/23/2014		1,000	1,018
4.500% due 07/27/2015		300	305

Stone Street Trust
5.902% due 12/15/2015		2,000	2,048
Toronto-Dominion Bank
1.625% due 09/14/2016		4,900	4,998
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		17,500	16,231

			984,495

INDUSTRIALS 0.9%
ALROSA Finance S.A.
7.750% due 11/03/2020		6,800	7,156
American Airlines, Inc.
10.500% due 10/15/2012 ^		1,100	1,180
Anglo American Capital PLC
9.375% due 04/08/2014		1,000	1,125
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		3,600	3,708
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,816
Braskem Finance Ltd.
7.250% due 06/05/2018		300	337
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,535
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,265
D.R. Horton, Inc.
5.625% due 01/15/2016		5,000	5,313
6.500% due 04/15/2016		4,000	4,350
DISH DBS Corp.
6.625% due 10/01/2014		850	916
7.000% due 10/01/2013		5,000	5,275
Dolphin Energy Ltd.
5.500% due 12/15/2021		400	448
Ecopetrol S.A.
7.625% due 07/23/2019		1,200	1,518
El Paso LLC
7.000% due 06/15/2017		1,095	1,248
Gerdau Holdings, Inc.
7.000% due 01/20/2020		1,000	1,120
Gerdau Trade, Inc.
5.750% due 01/30/2021		2,500	2,604
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,250
Harvest Operations Corp.
6.875% due 10/01/2017		3,900	4,163
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		2,000	2,482
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,000	1,029
Lennar Corp.
5.500% due 09/01/2014		1,200	1,254
5.600% due 05/31/2015		3,000	3,165
Masco Corp.
5.875% due 07/15/2012		2,145	2,147
MGM Resorts International
9.000% due 03/15/2020		1,800	2,007
New York Times Co.
5.000% due 03/15/2015		1,000	1,038
Noble Group Ltd.
4.875% due 08/05/2015		11,500	11,615
6.625% due 08/05/2020		1,100	1,062
6.750% due 01/29/2020		6,900	6,693
NXP BV
3.217% due 10/15/2013		200	200
3.507% due 10/15/2013	EUR	746	939
Pearson Dollar Finance PLC
5.500% due 05/06/2013		$3,000	3,108
Petrobras International Finance Co.
3.875% due 01/27/2016		1,000	1,038
5.875% due 03/01/2018		1,500	1,671
6.875% due 01/20/2040		1,500	1,801
7.875% due 03/15/2019		1,000	1,222
8.375% due 12/10/2018		2,000	2,506
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		13,900	10,999
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		1,500	1,413
Rexam PLC
6.750% due 06/01/2013		12,800	13,218
RZD Capital Ltd.
5.739% due 04/03/2017		4,000	4,280
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		500	507
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,518

Steel Dynamics, Inc.
7.375% due 11/01/2012		8,400	8,505
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,980
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,444	3,650
Vale Overseas Ltd.
4.625% due 09/15/2020		3,000	3,155
8.250% due 01/17/2034		4,000	5,150
Wesfarmers Ltd.
2.983% due 05/18/2016		8,500	8,761

			173,440

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021		5,625	6,286
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		800	846
7.700% due 08/07/2013		3,300	3,497
8.700% due 08/07/2018		17,800	22,254
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,636
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		5,600	5,922
6.510% due 03/07/2022		2,500	2,784
7.343% due 04/11/2013		4,600	4,783
8.146% due 04/11/2018		6,250	7,473
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		1,800	1,832
Majapahit Holding BV
7.250% due 06/28/2017		800	916
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,500	1,568
NRG Energy, Inc.
7.375% due 01/15/2017		9,650	10,060
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		35,182	37,029
Petroleos Mexicanos
5.500% due 01/21/2021		13,300	15,095
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,042
4.750% due 02/16/2021		500	534
5.000% due 10/19/2025		1,300	1,394
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,500	1,581
6.625% due 03/20/2017		900	982
7.250% due 02/02/2020		2,600	2,933
7.875% due 03/13/2018		1,300	1,493
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	14,000	173
1.500% due 05/30/2014		39,000	467
1.850% due 07/28/2014		39,000	468
4.500% due 03/24/2014	EUR	3,300	4,171
5.050% due 11/28/2014	JPY	10,000	128
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$200	214

			137,561

Total Corporate Bonds & Notes (Cost $1,287,193)			1,295,496

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
California State University Revenue Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2030		200	214
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047		700	509
5.750% due 06/01/2047		1,900	1,531
Santa Rosa, California Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 09/01/2024		11,225	6,473

			8,727

NEW JERSEY 0.0%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029		3,350	3,074

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030		2,100	1,647

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	42,500	3,636

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021	4,500	3,062

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	10,355	7,807

Total Municipal Bonds & Notes (Cost $29,360)		27,953

U.S. GOVERNMENT AGENCIES 1.0%
Fannie Mae
0.375% due 03/25/2036	638	596
0.690% due 02/25/2037	15,539	15,583
2.640% due 05/01/2035	342	366
2.855% due 05/01/2036	95	100
3.500% due 06/01/2039 - 03/01/2040	967	1,018
4.000% due 07/01/2019	12,003	12,863
4.500% due 05/01/2023 (g)	8,990	9,648
4.500% due 06/01/2023 - 08/01/2024	61,790	66,314
5.410% due 01/13/2023	6,165	6,640
Freddie Mac
0.472% due 02/15/2019	10,056	10,071
0.512% due 01/15/2037	92	92
0.592% due 12/15/2030	3	3
2.745% due 06/01/2033	374	398
2.777% due 01/01/2034	651	699
5.000% due 08/15/2020	1,251	1,283
Ginnie Mae
0.543% due 01/16/2031	32	32
NCUA Guaranteed Notes
0.691% due 10/07/2020	11,959	11,983
0.800% due 12/08/2020	51,481	51,699
Small Business Administration
5.902% due 02/10/2018	2,940	3,268

Total U.S. Government Agencies (Cost $189,667)		192,656

U.S. TREASURY OBLIGATIONS 82.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)	420,183	437,844
0.125% due 04/15/2016 (g)	260,595	271,548
0.125% due 04/15/2017	16,411	17,344
0.125% due 01/15/2022 (g)	292,942	310,587
0.500% due 04/15/2015	615,129	639,302
0.625% due 04/15/2013	49	49
0.625% due 07/15/2021 (g)(h)(i)	1,487,240	1,659,434
0.750% due 02/15/2042	7,942	8,380
1.125% due 01/15/2021 (i)	715,040	824,586
1.250% due 04/15/2014	256,577	265,096
1.250% due 07/15/2020 (f)(h)(i)	2,300,256	2,676,205
1.375% due 07/15/2018	40,107	45,863
1.375% due 01/15/2020	497,959	580,123
1.625% due 01/15/2015	506,499	538,709
1.625% due 01/15/2018	398,455	455,422
1.750% due 01/15/2028	54,035	67,895
1.875% due 07/15/2013 (f)	72,935	74,753
1.875% due 07/15/2013	314,816	322,662
1.875% due 07/15/2015	647,628	705,055
1.875% due 07/15/2019	409,596	490,811
1.875% due 07/15/2019 (g)(h)	323,277	387,377
2.000% due 01/15/2014	183,463	190,630
2.000% due 07/15/2014 (f)(g)	278,547	295,390
2.000% due 07/15/2014 (f)(h)	1,023,254	1,085,129
2.000% due 01/15/2016	647,791	717,479
2.000% due 01/15/2016 (g)	109,433	121,206
2.000% due 01/15/2026	13,100	16,759
2.125% due 01/15/2019	170,930	204,889
2.125% due 01/15/2019 (g)	283,990	340,411
2.375% due 01/15/2017	237,016	273,827
2.375% due 01/15/2025	123,284	162,773
2.500% due 07/15/2016 (f)	824,480	944,867
2.500% due 07/15/2016 (g)	1,025	1,175
2.500% due 01/15/2029	1,072	1,491
2.625% due 07/15/2017 (i)	974,920	1,159,698
3.000% due 07/15/2012	55	55
U.S. Treasury Notes
0.375% due 07/31/2013 (g)	250,000	250,342
0.500% due 11/30/2012	1,900	1,903

Total U.S. Treasury Obligations (Cost $16,082,179)		16,547,069

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035		2,880	2,345
5.314% due 10/25/2035		4,344	3,778
American Home Mortgage Assets LLC
0.435% due 05/25/2046		381	201
1.067% due 11/25/2046		9,253	3,844
American Home Mortgage Investment Trust
2.237% due 09/25/2045		1,718	1,422
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	2,230	2,826
1.889% due 05/16/2047		2,273	2,878
2.136% due 11/19/2047		6,500	8,259
Banc of America Funding Corp.
0.534% due 05/20/2035		$443	220
5.532% due 05/20/2036		1,747	1,596
5.700% due 01/20/2047		706	432
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		2,020	1,947
1.992% due 11/15/2015		31,532	29,894
5.667% due 02/17/2051		8,100	8,984
Banc of America Mortgage Securities, Inc.
2.834% due 12/25/2034		3,747	3,406
2.961% due 07/25/2035		3,086	2,584
3.029% due 03/25/2035		1,297	1,102
5.112% due 01/25/2035		119	117
6.500% due 09/25/2033		25	27
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		1,390	1,388
5.492% due 02/10/2051		10,140	11,635
5.634% due 04/10/2049		844	876
5.805% due 06/10/2049		7,100	8,060
5.889% due 07/10/2044		600	680
5.916% due 02/10/2051		7,100	8,220
5.919% due 05/10/2045		9,700	11,110
BCAP LLC Trust
0.415% due 01/25/2037 ^		2,828	1,487
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		2,864	2,798
2.507% due 05/25/2033		106	105
2.926% due 01/25/2035		7,976	7,614
3.189% due 10/25/2035		3,000	2,403
4.815% due 07/25/2034		2,914	2,879
5.469% due 02/25/2036		1,070	653
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		1,790	1,472
2.685% due 09/25/2034		996	801
2.879% due 09/25/2035		887	611
Chase Mortgage Finance Corp.
2.934% due 03/25/2037		4,129	3,175
4.625% due 02/25/2034		262	263
5.247% due 12/25/2035		6,655	6,299
5.500% due 12/25/2022		3,297	3,313
5.817% due 09/25/2036		3,311	2,876
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		914	1,062
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		802	784
2.230% due 09/25/2035		4,886	4,573
2.340% due 09/25/2035		5,095	4,494
2.530% due 10/25/2035		4,376	3,615
2.530% due 03/25/2036		511	418
2.600% due 05/25/2035		1,117	1,035
2.843% due 12/25/2035 ^		803	394
5.328% due 08/25/2035		2,683	2,577
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		565	574
5.886% due 11/15/2044		3,600	4,201
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		951	690
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020		1,087	1,043
3.156% due 07/10/2046		14,488	15,223
5.811% due 12/10/2049		3,680	4,316
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		8,676	5,358
0.424% due 02/20/2047		10,485	5,169
0.425% due 05/25/2047		4,199	2,392
0.439% due 12/20/2046		853	462
0.455% due 07/25/2046		341	205
1.147% due 12/25/2035		1,494	852
5.517% due 11/25/2035 ^		982	599
5.750% due 03/25/2037		997	682
6.500% due 08/25/2032		2,060	2,083

Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035		165	103
0.585% due 06/25/2035		3,627	3,103
2.664% due 09/25/2033		1,796	1,700
2.666% due 04/20/2035		2,279	2,205
4.750% due 07/25/2014		55	56
4.866% due 11/20/2034		956	853
5.129% due 10/20/2035		1,050	781
5.500% due 11/25/2035		613	554
5.500% due 04/25/2038		2,283	2,225
5.533% due 09/25/2047 ^		2,178	1,440
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 04/25/2034		5,918	5,762
Credit Suisse Mortgage Capital Certificates
5.869% due 06/15/2039		881	881
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		349	133
5.500% due 12/25/2035 ^		1,334	959
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		9,816	9,516
European Loan Conduit
0.840% due 05/15/2019	EUR	2,912	3,161
Eurosail PLC
1.503% due 10/17/2040		7,301	8,236
Extended Stay America Trust
2.951% due 11/05/2027		$13,392	13,529
First Horizon Asset Securities, Inc.
5.000% due 10/25/2020		273	270
5.000% due 03/25/2035		219	218
5.198% due 10/25/2035		847	773
Gosforth Funding PLC
2.464% due 04/24/2047	GBP	6,600	10,293
Granite Master Issuer PLC
0.581% due 12/20/2054	EUR	2,212	2,696
0.661% due 12/20/2054		4,728	5,762
Granite Mortgages PLC
0.866% due 01/20/2044		$847	824
0.939% due 06/20/2044	EUR	446	545
0.966% due 07/20/2043		$3,679	3,564
1.121% due 01/20/2044	EUR	847	1,040
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$64	63
Greenwich Capital Commercial Funding Corp.
0.380% due 11/05/2021		392	374
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,678	1,668
1.260% due 03/06/2020		10,000	9,870
1.456% due 03/06/2020		35,275	34,815
3.849% due 12/10/2043		9,342	10,089
4.592% due 08/10/2043		1,400	1,568
5.162% due 12/10/2043		10,000	11,610
5.560% due 11/10/2039		2,379	2,717
GSR Mortgage Loan Trust
2.626% due 11/25/2035		3,998	3,554
2.655% due 09/25/2035		2,377	2,297
5.159% due 11/25/2035		7,681	6,361
5.193% due 11/25/2035		746	571
Harborview Mortgage Loan Trust
0.423% due 07/19/2046		12,237	6,771
0.463% due 05/19/2035		1,596	1,006
0.493% due 01/19/2036		3,624	1,931
5.304% due 08/19/2036 ^		1,739	1,237
Homebanc Mortgage Trust
0.425% due 12/25/2036		1,035	681
0.515% due 10/25/2035		6,145	4,305
5.589% due 04/25/2037		981	850
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046		8,181	4,864
2.716% due 10/25/2034		1,436	1,253
3.006% due 06/25/2035		889	686
4.821% due 09/25/2035		902	674
Indymac Mortgage Loan Trust
0.425% due 07/25/2047		4,788	2,390
JPMorgan Chase Commercial Mortgage Securities Corp.
3.341% due 07/15/2046		2,900	3,069
3.673% due 02/15/2046		6,200	6,629
3.853% due 06/15/2043		4,408	4,694
5.298% due 05/15/2047		1,858	1,901
5.336% due 05/15/2047		110	122
5.429% due 12/12/2043		9,790	11,008
5.440% due 06/12/2047		730	828
5.794% due 02/12/2051		9,500	11,049
JPMorgan Mortgage Trust
3.002% due 07/25/2034		666	635

3.164% due 07/27/2037	1,114	840
3.414% due 07/25/2035	672	594
5.114% due 06/25/2035	1,131	1,132
5.135% due 06/25/2035	2,307	2,325
5.310% due 11/25/2035	1,299	1,214
5.314% due 07/25/2035	907	899
5.596% due 06/25/2036	3,580	3,184
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	3,750	4,254
5.430% due 02/15/2040	2,525	2,831
5.661% due 03/15/2039	9,810	11,062
5.866% due 09/15/2045	2,000	2,304
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.362% due 09/15/2021	500	493
Luminent Mortgage Trust
0.415% due 12/25/2036	6,190	3,623
0.445% due 10/25/2046	2,061	1,292
MASTR Adjustable Rate Mortgages Trust
0.485% due 05/25/2037	860	408
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037	1,407	529
3.043% due 06/25/2037 ^	1,079	599
Merrill Lynch Mortgage Investors, Inc.
2.575% due 06/25/2035	1,973	1,728
3.208% due 05/25/2034	735	730
5.147% due 12/25/2035	700	630
5.248% due 09/25/2035	851	767
Merrill Lynch Mortgage Trust
5.848% due 05/12/2039	10,170	11,602
5.937% due 06/12/2050	753	753
6.041% due 06/12/2050	5,000	5,168
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037	4,923	3,502
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	2,200	2,425
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	4,721	4,352
5.541% due 05/25/2036	4,971	4,922
Morgan Stanley Capital, Inc.
5.447% due 02/12/2044	3,470	3,946
5.450% due 10/28/2033	528	531
5.610% due 04/15/2049	5,769	5,950
6.076% due 06/11/2049	11,335	12,893
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	1,006	1,008
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045	3,300	3,756
5.979% due 08/15/2045	4,700	5,349
OBP Depositor LLC Trust
4.646% due 07/15/2045	2,000	2,301
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035	292	286
RBSCF Trust
5.305% due 01/16/2049	1,618	1,620
RBSSP Resecuritization Trust
2.655% due 12/26/2036	4,532	4,538
Residential Accredit Loans, Inc.
0.545% due 08/25/2035	2,320	1,381
3.294% due 08/25/2035 ^	660	331
5.714% due 02/25/2036 ^	777	389
Residential Asset Securitization Trust
5.000% due 08/25/2019	517	524
6.250% due 10/25/2036 ^	1,751	1,147
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	3,423	2,394
5.300% due 06/25/2035	1,201	1,088
6.500% due 03/25/2032	1,234	1,304
Securitized Asset Sales, Inc.
0.771% due 11/26/2023	48	48
Sequoia Mortgage Trust
0.593% due 10/19/2026	112	103
2.636% due 01/20/2047	1,990	1,457
Structured Adjustable Rate Mortgage Loan Trust
0.565% due 10/25/2035	2,560	1,551
2.767% due 04/25/2035	5,984	4,695
5.635% due 02/25/2036 ^	893	596
Structured Asset Mortgage Investments, Inc.
0.435% due 06/25/2036	814	509
0.465% due 05/25/2046	5,377	2,012
0.493% due 07/19/2035	4,100	3,596
Structured Asset Securities Corp.
2.797% due 10/28/2035	1,630	1,293
Vornado DP LLC
4.004% due 09/13/2028	9,000	9,876
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	10,356	9,648
0.332% due 09/15/2021	26,964	26,134
5.088% due 08/15/2041	10,935	11,698
5.418% due 01/15/2045	290	323

Wachovia Mortgage Loan Trust LLC
5.008% due 08/20/2035		2,843	2,296
WaMu Mortgage Pass-Through Certificates
0.898% due 01/25/2047		6,191	3,648
0.918% due 04/25/2047		8,913	6,313
0.968% due 12/25/2046		2,510	1,809
1.127% due 06/25/2046		403	301
1.158% due 08/25/2046		1,446	931
1.347% due 11/25/2042		389	336
2.476% due 09/25/2035		3,800	3,019
2.506% due 09/25/2036		4,030	2,840
2.524% due 04/25/2035		3,200	2,637
2.640% due 05/25/2046		278	192
2.640% due 11/25/2046		1,884	1,414
5.178% due 02/25/2037		8,014	5,635
5.910% due 08/25/2046		8,000	6,752
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		1,209	1,083
2.622% due 03/25/2036		10,073	8,496
2.624% due 06/25/2035		3,756	3,734
2.636% due 04/25/2036		2,294	2,187
2.649% due 09/25/2034		2,145	2,165
2.666% due 04/25/2036		2,281	1,854
2.668% due 03/25/2036		402	341
5.033% due 03/25/2036		1,363	1,346
5.180% due 10/25/2035		5,313	5,122
5.500% due 05/25/2022		2,974	2,997
5.500% due 12/25/2035		1,511	1,523
5.610% due 04/25/2036		5,784	5,491

Total Mortgage-Backed Securities (Cost $705,715)			723,602

ASSET-BACKED SECURITIES 1.6%
ACE Securities Corp.
0.305% due 10/25/2036		54	15
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		854	854
Ameriquest Mortgage Securities, Inc.
0.445% due 08/25/2035		499	480
AMMC CDO
0.692% due 05/03/2018		2,543	2,505
ARES CLO Ltd.
0.695% due 03/12/2018		16,899	16,591
Babson CLO Ltd.
0.716% due 11/10/2019		8,511	8,243
0.838% due 06/15/2016		471	467
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		13	13
0.325% due 10/25/2036		117	108
0.765% due 07/25/2035		632	612
1.245% due 10/25/2037		3,488	2,210
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		2,491	2,363
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		2,144	2,037
Citibank Omni Master Trust
2.992% due 08/15/2018		54,800	57,574
Citigroup Mortgage Loan Trust, Inc.
0.325% due 01/25/2037		122	51
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		704	739
Countrywide Asset-Backed Certificates
0.395% due 02/25/2037		4,811	3,408
0.495% due 04/25/2036		4,468	4,088
0.535% due 08/25/2036		2,400	891
5.410% due 04/25/2036		6,128	5,678
Cumberland CLO Ltd.
0.716% due 11/10/2019		4,901	4,816
Denali Capital CLO Ltd.
0.838% due 08/23/2016		286	285
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		6,323	6,173
1.413% due 08/08/2022	EUR	8,000	9,247
Duane Street CLO
0.716% due 11/08/2017		$10,396	10,224
Equity One ABS, Inc.
0.545% due 04/25/2034		46	33
First Franklin Mortgage Loan Asset-Backed Certificates
0.625% due 09/25/2035		560	552
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	168	165
2.296% due 07/15/2014		13,600	13,546

Galaxy CLO Ltd.
0.706% due 04/25/2019		$4,932	4,706
Grayston CLO Ltd.
0.847% due 08/15/2016		97	97
GSAA Trust
0.545% due 03/25/2037		1,494	724
GSAMP Trust
0.615% due 03/25/2047		2,500	823
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	1,611	1,970
Harvest CLO S.A.
1.587% due 03/29/2017		1,725	2,149
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		$88	31
0.515% due 02/25/2036		2,381	1,156
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		287	286
Illinois Student Assistance Commission
0.946% due 04/25/2017		4,903	4,908
ING Investment Management
0.737% due 12/01/2017		1,717	1,639
Jubilee CDO BV
1.443% due 10/15/2019	EUR	4,484	5,546
Katonah Ltd.
0.907% due 05/18/2015		$416	415
Landmark CDO Ltd.
0.767% due 06/01/2017		3,481	3,399
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	5,492	6,968
Morgan Stanley ABS Capital
0.305% due 05/25/2037		$1,604	1,257
Morgan Stanley Home Equity Loan Trust
0.950% due 12/25/2034		1,400	1,339
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		10	3
Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037		1,354	511
Mountain View Funding CLO
0.727% due 04/15/2019		1,488	1,448
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		3,200	3,098
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		3,863	3,794
NYLIM Flatiron CLO Ltd.
0.796% due 10/20/2016		231	231
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		4,502	4,371
0.827% due 12/02/2016		975	966
Option One Mortgage Loan Trust
0.645% due 02/25/2035		1,226	1,082
Pacifica CDO Ltd.
0.726% due 01/26/2020		4,782	4,570
0.817% due 02/15/2017		1,460	1,447
0.858% due 05/13/2016		907	896
Park Place Securities, Inc.
0.505% due 09/25/2035		401	375
0.895% due 10/25/2034		2,500	2,071
Popular ABS Mortgage Pass-Through Trust
0.675% due 06/25/2035		6,300	4,580
Sherwood Castle Funding PLC
1.131% due 06/15/2016	GBP	1,000	1,527
SLC Student Loan Trust
4.750% due 06/15/2033		$18,085	17,381
SLM Student Loan Trust
2.350% due 04/15/2039		1,634	1,647
3.200% due 05/16/2044		2,640	2,725
3.492% due 05/16/2044		16,210	16,820
3.500% due 08/17/2043		57,248	56,318
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		717	197
0.385% due 12/25/2036		1,792	1,592
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		1,772	1,456
Volkswagen Car Lease
1.009% due 02/21/2017	EUR	467	592
Wind River CLO Ltd.
0.798% due 12/19/2016		$6,814	6,639

Total Asset-Backed Securities (Cost $332,189)			327,718

SOVEREIGN ISSUES 4.9%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	23,400	31,872
3.000% due 09/20/2025		84,200	119,082
4.000% due 08/20/2015		70,000	130,265
4.000% due 08/20/2020		127,700	252,099

Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)	BRL	34,558	39,507
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	12,262	15,660
4.250% due 12/01/2021 (b)		126,058	175,972
Canada Housing Trust
2.450% due 12/15/2015		26,100	26,533
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	6,400	9,907
Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	6,723	543
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	12,800	15,368
2.750% due 11/20/2025		76,700	98,778
Province of Quebec
2.750% due 08/25/2021		$25,900	26,866
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	184,724	24,110
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	519
6.902% due 07/09/2020		800	869

Total Sovereign Issues (Cost $873,090)			967,950

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2012 (c)		7,750	6,905
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,025

Total Preferred Securities (Cost $19,790)			18,930

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.0%
CERTIFICATES OF DEPOSIT 0.5%
Abbey National Treasury Services PLC
1.824% due 06/10/2013		$27,800	27,282
Banco Bradesco S.A.
1.955% due 01/24/2013		34,150	34,347
RBS Securities, Inc.
1.842% due 10/15/2012		28,400	28,454

			90,083

REPURCHASE AGREEMENTS 6.5%
Banc of America Securities LLC
0.170% due 07/02/2012		2,800	2,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $2,858. Repurchase proceeds are $2,800)
0.190% due 07/05/2012		125,400	125,400
(Dated 06/14/2012. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $128,334. Repurchase proceeds are $125,412)
Bank of Nova Scotia
0.200% due 07/05/2012		43,600	43,600
(Dated 06/21/2012. Collateralized by Fannie Mae 4.000% due 11/01/2040 valued at $45,085. Repurchase proceeds are $43,603.)
Barclays Capital, Inc.
0.180% due 07/16/2012		100,000	100,000
(Dated 06/08/2012. Collateralized by Ginnie Mae 6.000% due 07/20/2040 valued at $101,892. Repurchase proceeds are $100,012.)
BNP Paribas Securities Corp.
0.190% due 07/09/2012		50,000	50,000
(Dated 06/06/2012. Collateralized by Fannie Mae 5.000% due 11/01/2035 valued at $50,234. Repurchase proceeds are $50,007)
0.200% due 07/09/2012		84,600	84,600
(Dated 06/12/2012. Collateralized by Ginnie Mae 4.000% due 04/20/2042 valued at $88,401. Repurchase proceeds are $84,609)
0.200% due 07/30/2012		150,000	150,000
(Dated 06/11/2012. Collateralized by U.S. Treasury Bonds 5.250% due 02/15/2029 valued at $152,658. Repurchase proceeds are $150,018)
0.220% due 07/12/2012		50,000	50,000
(Dated 06/13/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $52,709. Repurchase proceeds are $50,006)
Citigroup Global Markets, Inc.
0.180% due 07/03/2012		4,600	4,600
(Dated 06/20/2012. Collateralized by Fannie Mae 2.500% due 05/01/2027 valued at $4,751. Repurchase proceeds are $4,600.)
Goldman Sachs Group, Inc. (The)
0.180% due 07/17/2012		116,000	116,000

(Dated 06/22/2012. Collateralized by Fannie Mae 5.500% due 06/01/2036 valued at $23,151 and Fannie Mae 5.500% due 03/01/2039 valued at $31,797 and Fannie Mae 3.500% due 12/01/2026 valued at $65,231. Repurchase proceeds are $116,006)

0.190% due 07/13/2012		50,000	50,000
(Dated 06/11/2012. Collateralized by Fannie Mae 3.500% due 06/01/2027 valued at $51,806. Repurchase proceeds are $50,006)

0.200% due 07/06/2012		13,200	13,200
(Dated 06/15/2012. Collateralized by Freddie Mac 4.500% due 02/01/2041 valued at $13,679. Repurchase proceeds are $13,201)
0.200% due 07/16/2012		4,800	4,800
(Dated 06/06/2012. Collateralized by Freddie Mac 3.500% due 03/01/2042 valued at $4,965. Repurchase proceeds are $4,801)
JPMorgan Securities, Inc.
0.160% due 07/05/2012		16,000	16,000
(Dated 06/20/2012. Collateralized by U.S. Treasury Inflation Protected Securities 2.000% due 07/15/2014 valued at $16,313. Repurchase proceeds are $16,001)
0.200% due 07/09/2012		25,000	25,000
(Dated 06/15/2012. Collateralized by Freddie Mac 5.500% due 08/20/2012 valued at $25,520. Repurchase proceeds are $25,002)
0.200% due 07/10/2012		50,000	50,000
(Dated 06/08/2012. Collateralized by Freddie Mac 4.000% due 01/01/2042 valued at $51,731. Repurchase proceeds are $50,007)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		20,000	20,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $20,377. Repurchase proceeds are $20,000.)
RBC Capital Markets LLC
0.150% due 07/02/2012		150,000	150,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $152,372. Repurchase proceeds are $150,004)
0.190% due 07/02/2012		50,600	50,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.000% due 09/30/2016 valued at $51,672. Repurchase proceeds are $50,601)
0.200% due 07/03/2012		44,600	44,600
(Dated 06/18/2012. Collateralized by Ginnie Mae 3.500% due 01/20/2042 valued at $46,130. Repurchase proceeds are $44,603)
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,715	4,715
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $4,815. Repurchase proceeds are $4,715.)
TD Securities (USA) LLC
0.160% due 07/03/2012		26,900	26,900
(Dated 06/26/2012. Collateralized by U.S. Treasury Notes 0.625% due 12/31/2012 valued at $27,460. Repurchase proceeds are $26,901)
0.180% due 07/03/2012		14,600	14,600
(Dated 06/19/2012. Collateralized by U.S. Treasury Notes 0.625% due 07/15/2014 valued at $14,942. Repurchase proceeds are $14,601)
0.190% due 07/02/2012		43,900	43,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $44,895. Repurchase proceeds are $43,901)
1.010% due 07/05/2012	CAD	60,800	59,719
(Dated 06/21/2012. Collateralized by Canada Government Bond 5.750% due 06/01/2033 valued at $61,149. Repurchase proceeds are $59,737)

			1,301,034

JAPAN TREASURY BILLS 2.7%
0.100% due 07/23/2012 - 08/13/2012 (a)	JPY	42,400,000	530,392

U.S. TREASURY BILLS 3.9%
0.165% due 08/02/2012 - 06/27/2013 (a)(e)(f)(g)		$776,878	776,113

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.4%
PIMCO Short-Term Floating NAV Portfolio		28,148,001	282,043

Total Short-Term Instruments (Cost $2,973,542)			2,979,665

PURCHASED OPTIONS (k) 0.1%			20,979
(Cost $34,158)

Total Investments 116.3% (Cost $22,637,507)			$23,210,358
Written Options (l) (0.2%) (Premiums $58,612)			(49,697)
Other Assets and Liabilities (Net) (16.1%)			(3,197,473)

Net Assets 100.0%			$19,963,188

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts and units ):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $779 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $170,658 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $3,282,027 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	0.220%	04/27/2012	07/27/2012	$351,842	$(351,982)
BOS	0.260%	05/31/2012	10/31/2012	616,660	(616,798)
	0.280%	06/22/2012	08/22/2012	1,112	(1,112)
DEU	0.220%	04/25/2012	08/24/2012	191,253	(191,331)
	0.220%	04/30/2012	07/13/2012	112,509	(112,552)
	0.230%	04/30/2012	08/30/2012	451,008	(451,187)
	0.250%	05/16/2012	10/16/2012	215,550	(215,619)
	0.260%	05/18/2012	11/16/2012	32,519	(32,529)
	0.260%	06/05/2012	11/02/2012	14,934	(14,937)
FOB	0.220%	04/17/2012	07/17/2012	113,513	(113,565)
	0.230%	04/17/2012	09/14/2012	120,750	(120,808)
JPS	0.180%	06/08/2012	07/09/2012	32,362	(32,365)
	0.210%	06/05/2012	07/11/2012	20,999	(21,002)
	0.210%	06/08/2012	07/09/2012	113,248	(113,263)
RDR	0.240%	06/08/2012	10/19/2012	532,253	(532,335)
	0.250%	05/30/2012	11/29/2012	79,414	(79,431)
	0.280%	06/29/2012	08/22/2012	256,923	(256,927)

					$(3,257,743)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $3,204,983 at a weighted average interest rate of 0.222%.

(h)	Securities with an aggregate market value of $21,819 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2014	45	$78
90-Day Eurodollar March Futures	Long	03/2015	768	1,449
Brent Crude August Futures	Long	07/2012	633	3,767
Brent Crude December Futures	Short	11/2012	411	(2,293)
Brent Crude June Futures	Short	05/2013	100	(588)
Brent Crude November Futures	Short	10/2012	184	(1,328)
Brent Crude October Futures	Long	09/2012	368	2,794
Brent Crude September Futures	Long	08/2012	227	1,468
Copper September Futures	Short	09/2012	532	(1,897)
Euro-Mill Wheat January Futures	Long	01/2013	23	27
Euro-Mill Wheat November Futures	Long	11/2012	378	545
Euro-Rapeseed August Futures	Long	08/2012	133	45
Gas Oil December Futures	Long	12/2012	551	(244)
Gas Oil September Futures	Short	09/2012	551	30
Gold 100 oz. August Futures	Long	08/2012	457	(1,747)
Hard Red Winter Wheat September Futures	Long	09/2012	1,103	4,714
Platinum October Futures	Long	10/2012	130	41
RBOB Gasoline June Futures	Long	05/2013	100	602
RBOB Gasoline September Futures	Long	08/2012	100	598
RBOB Gasoline September Futures	Short	08/2012	100	(137)
Robusta Coffee September Futures	Long	09/2012	257	234
Soybean July Futures	Long	07/2013	1,590	4,872
Soybean May Futures	Long	05/2013	1,049	2,860
Soybean Meal December Futures	Long	12/2012	240	(58)
Soybean November Futures	Short	11/2012	2,639	(15,918)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	876	302
Wheat September Futures	Short	09/2012	1,103	(5,848)
White Sugar October Futures	Long	09/2012	132	130

				$(5,502)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,398 and cash of $19 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$75,700	$ (3,425)	$(4,197)

(j)	OTC swap agreements outstanding on June 30, 2012:

Commodity Forward Swaps

Pay/Receive	Underlying Reference Commodity	Fixed Price Per Unit	Maturity Date	Counterparty	# of Units	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	Brent Crude September Futures	$109.750	09/28/2012	MYC	60,000	$(714)	$0	$(714)
Receive	Brent Crude September Futures	93.250	09/30/2012	MYC	60,000	275	0	275
Pay	CAL12BRENT Index	111.700	12/31/2012	MYC	240,000	3,408	0	3,408
Receive	CAL12LLS Index	12.000	12/31/2012	MYC	240,000	(5,221)	0	(5,221)
Pay	CBOT Soybean January Futures	1,360.000	12/21/2012	DUB	500,000	(332)	0	(332)
Receive	CBOT Soybean March Futures	1,333.250	12/21/2012	DUB	500,000	269	0	269
Pay	CBOT Wheat September Futures	634.500	08/24/2012	AZD	2,900,000	(3,558)	0	(3,558)
Pay	COMEX Gold 100 oz. August Futures	1,638.750	07/30/2012	DUB	22,160	765	0	765
Receive	DTDBRT CAL12 Index	109.000	12/31/2012	BRC	282,000	(3,176)	0	(3,176)
Receive	DTDBRTCO CAL12 Index	0.000	12/31/2012	BRC	390,000	(85)	0	(85)
Receive	DTDBRTCO CAL12 Index	0.020	12/31/2012	MYC	390,000	(93)	0	(93)
Receive	DTDBRTCO CAL12 Index	0.080	12/31/2012	MYC	6,000	(2)	0	(2)
Receive	DTDBRTCO CAL12 Index	0.150	12/31/2012	MYC	108,000	(40)	0	(40)
Receive	EUMARGIN 2H12 Index	5.750	12/31/2012	BRC	24,000	53	0	53
Receive	EUMARGIN 2H12 Index	5.800	12/31/2012	BRC	600,000	1,284	0	1,284
Receive	EUMARGIN 2H12 Index	5.850	12/31/2012	MYC	750,000	1,567	0	1,567
Receive	EUMARGIN 2H12 Index	5.880	12/31/2012	MYC	600,000	1,236	0	1,236
Receive	EUMARGIN 2H12 Index	5.950	12/31/2012	BRC	6,000	12	0	12
Receive	EUMARGIN 2H12 Index	5.950	12/31/2012	MYC	78,000	155	0	155
Receive	EUMARGIN 4Q12 Index	6.000	12/31/2012	MYC	375,000	(7)	0	(7)
Pay	EUMARGIN CAL12 Index	5.150	12/31/2012	BRC	312,000	(870)	0	(870)
Pay	EUMARGIN CAL12 Index	5.250	12/31/2012	BRC	438,000	(1,177)	0	(1,177)
Pay	EUMARGIN CAL12 Index	5.450	12/31/2012	BRC	516,000	(1,284)	0	(1,284)
Pay	EUMARGIN CAL12 Index	5.550	12/31/2012	BRC	366,000	(874)	0	(874)
Pay	EUROBOB CAL12 Index	113.250	12/31/2012	BRC	70,500	534	0	534
Pay	EUROBOBCO CAL12 Index	2.550	12/31/2012	MYC	27,000	(136)	0	(136)
Pay	EUROBOBCO CAL12 Index	4.000	12/31/2012	MYC	97,500	(351)	0	(351)
Pay	EUROBOBCO CAL12 Index	4.150	12/31/2012	BRC	97,500	(336)	0	(336)
Pay	EUROBOBCO CAL12 Index	4.350	12/31/2012	MYC	1,500	(5)	0	(5)
Pay	EUROJETCAL12 Index	129.500	12/31/2012	BRC	28,200	352	0	352
Pay	EUROJETCOCAL12 Index	19.900	12/31/2012	BRC	39,000	28	0	28
Pay	EUROJETCOCAL12 Index	20.382	12/31/2012	MYC	39,000	47	0	47
Pay	EUROJETCOCAL12 Index	20.440	12/31/2012	MYC	600	1	0	1
Pay	EUROJETCOCAL12 Index	21.550	12/31/2012	MYC	10,800	25	0	25
Pay	GOCAL CAL12 Index	124.310	12/31/2012	BRC	84,600	764	0	764
Pay	GOCOCAL CAL12 Index	15.625	12/31/2012	MYC	117,000	(189)	0	(189)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	BRC	117,000	(187)	0	(187)
Pay	GOCOCAL CAL12 Index	15.650	12/31/2012	MYC	1,800	(3)	0	(3)
Pay	GOCOCAL CAL12 Index	17.010	12/31/2012	MYC	32,400	(8)	0	(8)
Receive	KCBT Hard Red Winter Wheat September Futures	658.750	08/24/2012	AZD	2,900,000	2,819	0	2,819
Pay	LSFOCAL12 Index	100.990	12/31/2012	BRC	98,700	675	0	675
Pay	LSFOCOCAL12 Index	8.150	12/31/2012	MYC	2,100	(9)	0	(9)
Pay	LSFOCOCAL12 Index	7.716	12/31/2012	MYC	136,500	(555)	0	(555)
Pay	LSFOCOCAL12 Index	7.700	12/31/2012	MYC	37,800	(153)	0	(153)
Pay	LSFOCOCAL12 Index	7.635	12/31/2012	BRC	136,500	(543)	0	(543)
Receive	NGCAL19 Index	7.200	12/31/2019	DUB	2,042,000	(3,903)	0	(3,903)
Receive	NYMEX Platinum October Futures	1,424.500	10/29/2012	DUB	27,130	756	0	756
Pay	Q3LLS12 Index	109.300	09/28/2012	MYC	60,000	1,190	0	1,190
Pay	Q3LLS12 Index	91.500	09/30/2012	MYC	60,000	123	0	123

						$(7,473)	$0	$(7,473)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.350%		$5,000	$(150)	$0	$(150)
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.435%		10,000	306	0	306
Credit Agricole S.A.	BOA	(3.000%	)	03/20/2014	2.397%	EUR	1,700	(24)	(27)	3
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%		$2,600	60	73	(13)
Credit Agricole S.A.	GST	(1.000%	)	03/20/2014	2.396%		8,800	204	247	(43)
Credit Agricole S.A.	MYC	(3.000%	)	03/20/2014	2.397%	EUR	20,000	(282)	(261)	(21)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		$12,200	282	589	(307)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.475%		5,000	84	261	(177)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.541%		4,000	81	215	(134)
DISH DBS Corp.	CBK	(3.650%	)	12/20/2013	1.462%		5,000	(166)	0	(166)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%		29,000	501	1,401	(900)
Intesa Sanpaolo SpA	JPM	(3.000%	)	03/20/2014	4.116%		100	2	5	(3)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.984%		3,000	(265)	(92)	(173)
Lennar Corp.	DUB	(5.000%	)	09/20/2014	1.552%		1,200	(93)	(40)	(53)
Masco Corp.	BRC	(1.000%	)	09/20/2012	0.651%		2,145	(3)	48	(51)
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%		1,000	15	58	(43)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.168%		1,500	(6)	0	(6)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.168%		1,500	(11)	0	(11)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		800	(9)	0	(9)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.403%		12,000	(129)	0	(129)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%		1,000	53	(2)	55
Royal Bank of Scotland Group PLC	UAG	(1.000%	)	12/20/2016	5.700%		800	145	65	80
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	2.393%	EUR	2,500	83	154	(71)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	2.393%		10,000	(160)	63	(223)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	2.393%		10,000	(159)	16	(175)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.598%		$3,500	(77)	0	(77)

								$282	$2,773	$(2,491)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	09/20/2016	0.508%		$20,000	$418	$146	$272
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		5,000	104	36	68
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.876%		250	31	5	26
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		900	118	15	103
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		16,300	(59)	(174)	115
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		7,300	(410)	(213)	(197)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		30,100	(110)	(329)	219
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.789%		11,600	(652)	(339)	(313)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		7,000	(26)	(80)	54
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		19,600	(72)	(263)	191
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.993%		100	(16)	(12)	(4)
Egypt Government International Bond	JPM	1.000%	03/20/2016	5.993%		700	(113)	(86)	(27)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%		1,000	(2)	(7)	5
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%		4,000	(7)	(32)	25
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		2,400	(4)	(19)	15
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		7,500	(13)	(50)	37
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(4)	(8)	4
General Electric Capital Corp.	UAG	1.000%	12/20/2012	0.569%		18,300	44	(209)	253
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	1.537%		15,400	(14)	(166)	152
International Lease Finance Corp.	BOA	5.000%	06/20/2016	4.016%		1,400	51	(85)	136
International Lease Finance Corp.	DUB	5.000%	06/20/2016	4.016%		1,100	39	(58)	97
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		8,300	127	189	(62)
Japan Government International Bond	CBK	1.000%	06/20/2016	0.676%		2,000	27	0	27
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		17,200	262	359	(97)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		9,100	119	(4)	123
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		44,600	680	983	(303)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		12,100	184	272	(88)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		300	(1)	(10)	9
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.454%		18,500	(13)	(514)	501
MetLife, Inc.	BOA	1.000%	09/20/2013	1.201%		1,300	(2)	(63)	61
MetLife, Inc.	SOG	1.000%	09/20/2013	1.201%		11,500	(24)	(538)	514
Morgan Stanley	JPM	1.000%	09/20/2012	2.400%		15,000	(44)	(276)	232
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		5,200	4	(65)	69
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		1,000	1	(6)	7
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		1,000	1	(6)	7
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		7,500	(5)	(45)	40
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		1,000	(1)	(7)	6
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.030%		2,500	(2)	(20)	18
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		300	12	1	11
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	352,200	(22)	(511)	489
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		206,800	(17)	(451)	434
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		39,000	(9)	(97)	88
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.976%		134,000	(39)	(289)	250
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$4,200	89	51	38
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.373%		35,200	775	826	(51)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		15,000	316	116	200
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		19,100	420	443	(23)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		19,500	411	227	184
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		1,100	24	26	(2)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		20,200	426	227	199
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.301%		22,000	464	212	252

							$3,466	$(898)	$4,364

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$51,300	$4,132	$6,860	$(2,728)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	33,400	2,691	4,489	(1,798)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	26,500	2,135	3,934	(1,799)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	50,000	4,028	7,050	(3,022)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	13,600	1,096	1,904	(808)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	21,500	1,732	3,006	(1,274)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	23,800	1,918	3,273	(1,355)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	15,700	1,264	2,206	(942)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	14,300	1,263	1,931	(668)

					$20,259	$34,653	$(14,394)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	64,100	$851	$0	$851
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		360,000	5,512	1,308	4,204
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		386,800	6,134	2,109	4,025
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		241,400	3,988	810	3,178
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		602,500	10,242	2,425	7,817
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		456,400	7,981	2,020	5,961
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		10,600	204	35	169
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$29,300	(21)	(15)	(6)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		27,900	(20)	(19)	(1)

							$34,871	$8,673	$26,198

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (7)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSTR Index	3,516,983	3-Month U.S. Treasury Bill rate plus a specified spread	$933,540	07/27/2012	BOA	$24,304
Receive	BCC2GO1P Index	13,006	0.230%	11,030	07/27/2012	BRC	265
Receive	BCC2LP1P Index	14,676	0.240%	8,890	07/27/2012	BRC	334
Receive	DJUBSTR Index	1,389,849	3-Month U.S. Treasury Bill rate plus a specified spread	1,813,170	07/27/2012	BRC	46,307
Receive	DJUBSTR Index	3,719,667	3-Month U.S. Treasury Bill rate plus a specified spread	1,334,540	07/27/2012	CBK	33,956
Receive	DJUBSTR Index	10,182,870	3-Month U.S. Treasury Bill rate plus a specified spread	2,699,760	07/27/2012	DUB	69,811
Pay	DJUBSHG Index	128,702	0.000%	45,200	07/27/2012	FBF	(1,885)
Receive	DJUBSTR Index	3,769,284	3-Month U.S. Treasury Bill rate plus a specified spread	1,000,510	07/27/2012	FBF	26,047
Receive	SPGCICP Index	70,833	0.000%	46,663	07/27/2012	FBF	1,705
Receive	DJUBSTR Index	6,808,841	3-Month U.S. Treasury Bill rate plus a specified spread	2,248,370	07/27/2012	GLM	58,255
Pay	DJUBSLC3 Index	368,595	0.100%	46,228	07/27/2012	JPM	(1,029)
Receive	DJUBSLH Index	88,952	0.000%	17,857	07/27/2012	JPM	499
Pay	DJUBSLH Index	110,347	0.000%	17,569	07/27/2012	JPM	(449)
Receive	DJUBSTR Index	8,239,513	3-Month U.S. Treasury Bill rate plus a specified spread	2,366,600	07/27/2012	JPM	61,108
Pay	DJUBSTR Index	507,388	3-Month U.S. Treasury Bill rate plus a specified spread	134,680	07/27/2012	JPM	(3,509)
Receive	JMCU305E Index	405,366	0.000%	52,651	07/27/2012	JPM	1,005
Receive	DJUBSAL Index	124,335	0.240%	4,970	07/27/2012	MYC	108
Receive	DJUBSLI Index	204,116	0.200%	7,100	07/27/2012	MYC	211
Receive	DJUBSNI Index	13,392	0.240%	2,410	07/27/2012	MYC	71
Receive	DJUBSPR Index	86,338	0.180%	20,530	07/27/2012	MYC	363
Receive	DJUBSTR Index	424,347	3-Month U.S. Treasury Bill rate plus a specified spread	242,350	07/27/2012	MYC	5,966
Receive	DJUBSZS Index	37,289	0.240%	2,270	07/27/2012	MYC	159
Receive	SPGSBRP Index	43,720	0.150%	30,270	07/27/2012	MYC	1,417
Receive	MOTT3001 Index	7,094,474	3-Month U.S. Treasury Bill rate plus a specified spread	1,990,022	12/27/2013	MYC	73,946
Receive	MOTT3002 Index	11,307,882	3-Month U.S. Treasury Bill rate plus a specified spread	3,165,709	12/27/2013	MYC	117,603
Receive	DJUBSTR Index	2,074,240	3-Month U.S. Treasury Bill rate plus a specified spread	599,560	07/27/2012	SOG	15,480
Receive	DJUBSTR Index	4,202,192	3-Month U.S. Treasury Bill rate plus a specified spread	1,115,420	07/27/2012	UAG	29,039

							$561,087

(7)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/ Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn September Futures	$0.124	08/24/2012	JPM	$3,590	$(155)	$0	$(155)
Pay	CBOT Corn September Futures	0.159	08/24/2012	GST	396	(2)	0	(2)
Pay	London Gold Market Fixing Ltd. PM	0.028	08/07/2012	JPM	15,010	(276)	0	(276)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB	21,460	(221)	0	(221)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC	3,360	71	0	71
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB	1,865	47	0	47
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM	2,040	47	0	47

						$(489)	$0	$(489)

(k)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC Heating Oil December Futures	GST	$250.000	11/27/2012	791	$1,534	$2,867
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428	327
Put - OTC London Gold Market Fixing Ltd. PM	GST	1,650.000	08/08/2012	6,700	804	426
Call - OTC WTI Crude December Futures	DUB	130.000	11/15/2013	576	4,147	876
Call - OTC WTI Crude December Futures	FBF	120.000	11/15/2013	50	710	118
Call - OTC WTI Crude December Futures	JPM	130.000	11/15/2013	98	684	149
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	1,020	6,326	2,132
Call - OTC WTI Crude December Futures	UAG	130.000	11/15/2013	150	1,122	228

					$16,755	$7,123

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$117,000	$5,949	$3,276

Straddle Options

Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount	Cost (8)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$9,700	$825	$756
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	26,800	2,337	2,181
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	36,900	3,136	2,874
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	31,700	2,805	2,580
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	12,800	1,073	997
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	15,300	1,278	1,192

					$11,454	$10,580

(8)	Exercise level and final premium determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	DUB	$140.000	11/11/2013	576	$4,303		$(1,152)
Call - OTC Brent Crude December Futures	FBF	129.000	11/11/2013	50	713		(155)
Put - OTC Brent Crude December Futures	GST	86.000	11/12/2012	791	1,832		(2,626)
Call - OTC Brent Crude December Futures	JPM	140.000	11/11/2013	98	706		(196)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	1,020	6,426		(2,540)
Call - OTC Brent Crude December Futures	UAG	140.000	11/11/2013	150	1,164		(300)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	16,800	1,428		(2,035)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,650.000	08/08/2012	6,700	864		(1,350)

					$17,436	$	(10,354)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$115,700	$0	$(326)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	115,700	0	(16)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	139,200	0	(392)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	139,200	0	(19)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	276,200	0	(2,656)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	276,200	0	(32)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	310,200	0	(2,126)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	310,200	0	(115)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	220,000	2,596	(6,227)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	220,000	4,136	(755)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	311,100	2,550	(7,315)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	311,100	4,376	(151)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	479,200	5,699	(13,564)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	479,200	9,301	(1,644)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	491,500	5,898	(2,780)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	13,200	90	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	18,500	128	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,800	58	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	44,000	299	0

							$35,131	$(38,118)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	BPS	218.803	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	02/11/2021	$85,000	$863	$(291)
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	160,900	1,359	(237)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	325,100	2,907	(506)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	33,400	431	(56)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	36,600	274	(78)
Floor - OTC CPURNSA Index	RYL	217.965	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	09/28/2015	9,100	211	(57)

						$6,045	$(1,225)

(m) Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2042	$3,000	$3,145	$(3,155)
Fannie Mae	4.000%	07/01/2042	3,000	3,179	(3,194)

				$6,324	$(6,349)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	18,882		$18,692	MSC	$0	$(604)	$(604)
07/2012		633,425		616,449	WST	0	(30,879)	(30,879)
07/2012	CAD	60,800		59,625	RBC	0	(92)	(92)
07/2012	EUR	69,194		90,459	BOA	2,885	0	2,885
07/2012		95,040		118,578	BPS	0	(1,695)	(1,695)
07/2012		142		177	BRC	0	(3)	(3)
07/2012		95,040		119,147	CBK	0	(1,126)	(1,126)
07/2012		50,043		62,882	FBF	0	(447)	(447)
07/2012		102,153		129,254	GSC	0	(21)	(21)
07/2012		77,298		97,368	HUS	0	(452)	(452)
07/2012		69,584		87,228	JPM	99	(930)	(831)
07/2012		64,813		84,648	UAG	2,619	0	2,619
07/2012	GBP	871		1,363	BPS	0	(1)	(1)
07/2012		37,271		58,818	GSC	446	0	446
07/2012		37,271		58,766	HUS	394	0	394
07/2012		223		348	RYL	0	(1)	(1)
07/2012	IDR	2,425,687		256	MSC	0	(3)	(3)
07/2012		2,425,687		258	UAG	0	(1)	(1)
07/2012	INR	4,743,965		91,153	BRC	6,131	0	6,131
07/2012		567,112		10,240	DUB	77	0	77
07/2012		419,112		7,515	GST	4	0	4
07/2012		903,184		16,352	HUS	167	(2)	165
07/2012		4,094,447		79,340	JPM	5,959	0	5,959
07/2012	JPY	25,900,000		319,180	CBK	0	(4,926)	(4,926)
07/2012		5,100,000		62,849	DUB	0	(972)	(972)
07/2012	KRW	201,872		175	BRC	0	(1)	(1)
07/2012	MYR	2,198		713	JPM	19	0	19
07/2012		$4,149	AUD	4,150	RBC	92	0	92
07/2012		9,865	EUR	7,546	BOA	0	(315)	(315)
07/2012		95,653		75,274	BPS	4	(388)	(384)
07/2012		39,411		31,340	BRC	273	(19)	254
07/2012		40,927		33,033	DUB	880	0	880
07/2012		156		119	FBF	0	(5)	(5)
07/2012		304,044		244,096	JPM	4,875	(16)	4,859
07/2012		144		110	MSC	0	(5)	(5)
07/2012		35,990		27,416	RBC	0	(1,291)	(1,291)
07/2012		304,096		243,374	UAG	3,894	0	3,894
07/2012		5,928	GBP	3,811	MSC	41	0	41
07/2012		27,903		17,926	RBC	172	0	172
07/2012		84,114		53,899	UAG	300	0	300
07/2012		256	IDR	2,425,687	MSC	2	0	2
07/2012		256		2,425,687	UAG	3	0	3
07/2012		42,969	INR	2,000,000	BRC	0	(7,125)	(7,125)
07/2012		87,222		4,000,000	CBK	0	(15,534)	(15,534)
07/2012		92,070		4,727,820	JPM	0	(7,338)	(7,338)
07/2012		179	KRW	201,872	UAG	0	(3)	(3)
07/2012		687	MYR	2,198	UAG	6	0	6
07/2012	ZAR	198,245		$23,610	HUS	0	(556)	(556)
08/2012	BRL	28,051		13,700	BOA	0	(176)	(176)
08/2012		31,702		15,590	GSC	0	(93)	(93)
08/2012		134,342		68,215	HUS	1,909	(152)	1,757
08/2012	EUR	243,375		303,205	JPM	0	(4,859)	(4,859)
08/2012		243,374		304,176	UAG	0	(3,887)	(3,887)
08/2012	GBP	49,527		77,280	UAG	0	(281)	(281)
08/2012	JPY	11,400,000		143,132	UAG	435	0	435
08/2012		$12,276	BRL	25,401	HUS	290	0	290
08/2012		63,319		131,916	UAG	1,939	0	1,939
08/2012		48,892	GBP	31,550	BRC	516	0	516
08/2012		4,915		3,160	JPM	34	0	34
08/2012		6,121	MXN	81,276	JPM	0	(53)	(53)
08/2012		960	SGD	1,186	UAG	0	(24)	(24)
09/2012	CAD	238,114		$231,651	BRC	0	(1,822)	(1,822)
09/2012	JPY	6,382,789		81,575	BPS	1,649	0	1,649
09/2012		$189,537	EUR	151,916	CBK	2,846	0	2,846
09/2012		41,877		33,453	HUS	487	0	487
09/2012		13,788		10,854	JPM	13	(55)	(42)
09/2012		1,278	JPY	100,000	BPS	0	(26)	(26)
09/2012		174	KRW	201,872	BRC	1	0	1
10/2012	MYR	2,199		$684	UAG	0	(9)	(9)
10/2012		$31,621	CNY	201,010	GST	0	(31)	(31)
10/2012		152	PHP	6,659	CBK	6	0	6
01/2013	IDR	2,425,687		$248	MSC	0	(3)	(3)
02/2013	CNY	194,629		30,547	JPM	61	0	61

						$39,528	$(86,222)	$(46,694)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$108,340	$0	$108,340
Corporate Bonds & Notes
Banking & Finance	0	984,495	0	984,495
Industrials	0	169,790	3,650	173,440
Utilities	0	137,561	0	137,561
Municipal Bonds & Notes
California	0	8,727	0	8,727
New Jersey	0	3,074	0	3,074
Ohio	0	1,647	0	1,647
Puerto Rico	0	3,636	0	3,636
Texas	0	3,062	0	3,062
West Virginia	0	7,807	0	7,807
U.S. Government Agencies	0	128,974	63,682	192,656
U.S. Treasury Obligations	0	16,547,069	0	16,547,069
Mortgage-Backed Securities	0	723,602	0	723,602
Asset-Backed Securities	0	318,257	9,461	327,718
Sovereign Issues	0	967,950	0	967,950
Preferred Securities
Banking & Finance	12,025	6,905	0	18,930
Short-Term Instruments
Certificates of Deposit	0	90,083	0	90,083
Repurchase Agreements	0	1,301,034	0	1,301,034
Japan Treasury Bills	0	530,392	0	530,392
U.S. Treasury Bills	0	776,113	0	776,113
PIMCO Short-Term Floating NAV Portfolio	282,043	0	0	282,043
Purchased Options
Commodity Contracts	0	7,123	0	7,123
Interest Rate Contracts	0	3,276	10,580	13,856
	$294,068	$22,828,917	$87,373	$23,210,358

Short Sales, at value	$0	$(6,349)	$0	$(6,349)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	22,727	583,149	1,313	607,189
Credit Contracts	0	5,976	0	5,976
Foreign Exchange Contracts	0	39,528	0	39,528
Interest Rate Contracts	1,829	26,204	0	28,033
	$24,556	$654,857	$1,313	$680,726

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(30,058)	(36,471)	(5,221)	(71,750)
Credit Contracts	0	(18,495)	0	(18,495)
Foreign Exchange Contracts	0	(86,222)	0	(86,222)
Interest Rate Contracts	0	(42,322)	(1,225)	(43,547)

	$(30,058)	$(183,510)	$(6,446)	$(220,014)

Totals	$288,566	$23,293,915	$82,240	$23,664,721

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,675	$0	$(57)	$0	$0	$32	$0	$0	$3,650	$34
U.S. Government Agencies	65,629	0	(1,949)	0	0	2	0	0	63,682	9
Asset-Backed Securities	11,459	0	(1,586)	1	(57)	(356)	0	0	9,461	(358)
Purchased Options
Interest Rate Contracts	0	11,455	0	0	0	(875)	0	0	10,580	(874)

	$80,763	$11,455	$(3,592)	$1	$(57)	$(1,197)	$0	$0	$87,373	$(1,189)
Financial Derivative Instruments (2) - Assets
Commodity Contracts	$(543)	$0	$0	$0	$0	$1,856	$0	$0	$1,313	$1,856

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	2,981	0	0	0	0	(8,202)	0	0	(5,221)	(8,202)
Interest Rate Contracts	(1,282)	0	0	0	0	57	0	0	(1,225)	57

	$1,699	$0	$0	$0	$0	$(8,145)	$0	$0	$(6,446)	$(8,145)

Totals	$81,919	$11,455	$(3,592)	$1	$(57)	$(7,486)	$0	$0	$82,240	$(7,478)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$3,650	Third Party Vendor	Broker Quote	106.00
U.S. Government Agencies	63,682	Third Party Vendor	Broker Quote	100.20 - 100.42
Asset-Backed Securities	854	Third Party Vendor	Broker Quote	100.00
	8,607	Benchmark Pricing	Base Price	95.58 - 100.40
Purchased Options
Interest Rate Contracts	10,580	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Financial Derivative Instruments (2) - Assets
Commodity Contracts	1,313	Indicative Market Quotations	Broker Quote	(19.83) - (2.05)

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(5,221)	Indicative Market Quotations	Broker Quote	(21.75)
Interest Rate Contracts	(1,225)	Indicative Market Quotations	Broker Quote	0.15 - 0.63

Total	$82,240

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Convertible Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.7%
Springleaf Finance Corp.
5.500% due 05/10/2017		$11,200	$10,576

Total Bank Loan Obligations (Cost $10,670)			10,576

CORPORATE BONDS & NOTES 3.4%
BANKING & FINANCE 2.7%
AGFC Capital Trust
6.000% due 01/15/2067		6,800	3,434
Bank of America Corp.
6.000% due 09/01/2017		12,570	13,586
CIT Group, Inc.
5.250% due 04/01/2014		1,900	1,976
Intesa Sanpaolo SpA
3.625% due 08/12/2015		5,000	4,504
MBIA Insurance Corp.
14.000% due 01/15/2033		5,000	2,750
Provident Funding Associates LP
10.250% due 04/15/2017		3,000	3,143
Rabobank Group
6.875% due 03/19/2020	EUR	400	495
Springleaf Finance Corp.
5.900% due 09/15/2012		$6,300	6,308
XL Group PLC
6.500% due 04/15/2017 (c)(d)		9,900	8,093

			44,289

INDUSTRIALS 0.5%
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,200	2,815
Continental Airlines Pass-Through Trust
9.798% due 10/01/2022		$36	38
McClatchy Co.
11.500% due 02/15/2017		5,000	5,213

			8,066

UTILITIES 0.2%
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		475	502
Tokyo Electric Power Co., Inc.
0.643% due 04/28/2015	JPY	100,000	1,135
4.500% due 03/24/2014	EUR	1,700	2,149

			3,786

Total Corporate Bonds & Notes (Cost $55,116)			56,141

CONVERTIBLE BONDS & NOTES 67.7%
BANKING & FINANCE 4.8%
Affiliated Managers Group, Inc.
3.950% due 08/15/2038		$8,605	9,326
Air Lease Corp.
3.875% due 12/01/2018		5,000	5,000
BGC Partners, Inc.
4.500% due 07/15/2016		5,000	4,675
Boston Properties LP
3.625% due 02/15/2014		4,260	4,643
3.750% due 05/15/2036		15,600	17,901
Citigroup Funding, Inc.
1.080% due 08/31/2012		2,000	1,965
2.800% due 08/31/2012		2,000	2,004
Digital Realty Trust LP
5.500% due 04/15/2029		7,500	13,791
Health Care REIT, Inc.
3.000% due 12/01/2029		3,000	3,566
SL Green Operating Partnership LP
3.000% due 10/15/2017		14,050	16,157

			79,028

INDUSTRIALS 61.9%
Advanced Micro Devices, Inc.
6.000% due 05/01/2015 (d)		8,295	8,409

Alcoa, Inc.
5.250% due 03/15/2014	6,700	10,058
Alliance Data Systems Corp.
4.750% due 05/15/2014	4,185	12,032
Alliance One International, Inc.
5.500% due 07/15/2014	445	428
Alpha Appalachia Holdings, Inc.
3.250% due 08/01/2015	1,120	972
Alpha Natural Resources, Inc.
2.375% due 04/15/2015	1,230	1,047
Amgen, Inc.
0.375% due 02/01/2013	41,040	42,887
Amkor Technology, Inc.
6.000% due 04/15/2014	2,500	4,322
Anixter International, Inc.
1.000% due 02/15/2013	3,150	3,331
Archer-Daniels-Midland Co.
0.875% due 02/15/2014 (d)	22,431	22,655
Avis Budget Group, Inc.
3.500% due 10/01/2014	3,000	3,758
BioMarin Pharmaceutical, Inc.
1.875% due 04/23/2017	1,300	2,659
Cemex S.A.B. de C.V.
3.250% due 03/15/2016	5,000	4,269
Central European Distribution Corp.
3.000% due 03/15/2013	4,828	4,200
Cephalon, Inc.
2.500% due 05/01/2014	8,000	10,041
Chart Industries, Inc.
2.000% due 08/01/2018	5,000	6,181
Chesapeake Energy Corp.
2.500% due 05/15/2037	78,620	67,711
2.750% due 11/15/2035	14,500	13,322
Ciena Corp.
4.000% due 03/15/2015	15,000	16,837
Concur Technologies, Inc.
2.500% due 04/15/2015	11,000	15,647
Continental Airlines, Inc.
4.500% due 01/15/2015	7,000	10,299
CSG Systems International, Inc.
3.000% due 03/01/2017	2,000	2,028
Danaher Corp.
0.000% due 01/22/2021	3,600	5,467
Electronic Arts, Inc.
0.750% due 07/15/2016	18,000	15,840
EMC Corp.
1.750% due 12/01/2013	37,240	60,794
Endo Pharmaceuticals Holdings, Inc.
1.750% due 04/15/2015	3,750	4,528
Equinix, Inc.
3.000% due 10/15/2014	3,000	5,078
4.750% due 06/15/2016	4,000	8,795
Ford Motor Co.
4.250% due 12/15/2036 (d)	10,500	14,122
General Cable Corp.
0.875% due 11/15/2013	2,000	1,913
Gilead Sciences, Inc.
0.625% due 05/01/2013	4,700	6,439
1.000% due 05/01/2014	17,500	21,831
1.625% due 05/01/2016	12,800	16,624
Hertz Global Holdings, Inc.
5.250% due 06/01/2014	5,000	8,331
Hologic, Inc.
2.000% due 12/15/2037	11,052	10,859
Human Genome Sciences, Inc.
2.250% due 08/15/2012	2,500	2,513
3.000% due 11/15/2018	1,750	2,098
Illumina, Inc.
0.250% due 03/15/2016	5,000	4,488
Incyte Corp. Ltd.
4.750% due 10/01/2015	2,700	7,152
Intel Corp.
2.950% due 12/15/2035	400	455
International Game Technology
3.250% due 05/01/2014	12,500	13,859
JDS Uniphase Corp.
1.000% due 05/15/2026	7,600	7,562
Kinross Gold Corp.
1.750% due 03/15/2028	5,000	4,969
Lam Research Corp.
1.250% due 05/15/2018	5,000	4,956
Leap Wireless International, Inc.
4.500% due 07/15/2014	1,920	1,831
Lennar Corp.
2.000% due 12/01/2020	10,000	12,600

LifePoint Hospitals, Inc.
3.500% due 05/15/2014	13,559	14,559
Linear Technology Corp.
3.000% due 05/01/2027	15,600	16,185
Medicis Pharmaceutical Corp.
1.375% due 06/01/2017	2,000	1,993
Medtronic, Inc.
1.625% due 04/15/2013	20,000	20,150
Mentor Graphics Corp.
4.000% due 04/01/2031	2,000	2,143
Meritor, Inc.
4.625% due 03/01/2026	4,000	3,495
MGM Resorts International
4.250% due 04/15/2015 (d)	25,100	25,508
Microchip Technology, Inc.
2.125% due 12/15/2037	12,200	15,280
Micron Technology, Inc.
1.500% due 08/01/2031	21,000	18,690
1.875% due 06/01/2014 (d)	5,000	4,925
Microsoft Corp.
0.000% due 06/15/2013	42,000	44,782
Molycorp, Inc.
3.250% due 06/15/2016	4,000	3,230
Mylan, Inc.
3.750% due 09/15/2015	2,300	3,968
Navistar International Corp.
3.000% due 10/15/2014	5,000	4,688
NetApp, Inc.
1.750% due 06/01/2013	26,000	29,835
Newmont Mining Corp.
1.625% due 07/15/2017	30,000	39,937
Novellus Systems, Inc.
2.625% due 05/15/2041	4,000	4,935
Omnicare, Inc.
3.250% due 12/15/2035	3,040	2,907
3.750% due 12/15/2025	6,000	7,912
Owens-Brockway Glass Container, Inc.
3.000% due 06/01/2015	9,100	8,736
Peabody Energy Corp.
4.750% due 12/15/2066	10,090	8,236
PHH Corp.
6.000% due 06/15/2017	3,000	4,826
Pioneer Natural Resources Co.
2.875% due 01/15/2038	5,025	7,450
Rovi Corp.
2.625% due 02/15/2040	4,950	4,789
Ryland Group, Inc.
1.625% due 05/15/2018	7,000	7,700
Saks, Inc.
2.000% due 03/15/2024	5,000	5,281
Salesforce.com, Inc.
0.750% due 01/15/2015	3,800	6,517
SanDisk Corp.
1.000% due 05/15/2013 (d)	8,405	8,321
1.500% due 08/15/2017	11,100	11,475
SBA Communications Corp.
4.000% due 10/01/2014	2,400	4,641
Steel Dynamics, Inc.
5.125% due 06/15/2014	2,500	2,625
Stewart Enterprises, Inc.
3.125% due 07/15/2014	5,955	5,940
Stillwater Mining Co.
1.875% due 03/15/2028	2,000	2,013
Symantec Corp.
1.000% due 06/15/2013	30,800	31,685
Teva Pharmaceutical Finance Co. LLC
0.250% due 02/01/2026	3,000	3,143
Textron, Inc.
4.500% due 05/01/2013	5,000	9,637
Transocean, Inc.
1.500% due 12/15/2037 (d)	44,750	44,750
Trinity Industries, Inc.
3.875% due 06/01/2036	1,810	1,794
TRW Automotive, Inc.
3.500% due 12/01/2015	3,000	4,380
United Rentals, Inc.
4.000% due 11/15/2015 (d)	9,000	28,091
United States Steel Corp.
4.000% due 05/15/2014	5,000	5,087
VeriSign, Inc.
3.250% due 08/15/2037	9,500	13,276

Xilinx, Inc.
2.625% due 06/15/2017	6,400	8,240

		1,009,952

UTILITIES 1.0%
CenterPoint Energy, Inc.
0.461% due 09/15/2029	275	10,055
Time Warner Telecom, Inc.
2.375% due 04/01/2026	4,265	6,003

		16,058

Total Convertible Bonds & Notes (Cost $1,041,887)		1,105,038

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois Finance Authority Revenue Notes, Series 2007
9.000% due 03/01/2014 ^	320	105

Total Municipal Bonds & Notes (Cost $320)		105

ASSET-BACKED SECURITIES 0.1%
Argent Securities, Inc.
1.295% due 12/25/2033	134	103
SLM Student Loan Trust
3.492% due 05/16/2044	1,724	1,789

Total Asset-Backed Securities (Cost $1,933)		1,892

	SHARES
COMMON STOCKS 4.1%
CONSUMER DISCRETIONARY 0.0%
Motors Liquidation Co. GUC Trust (a)	10,131	124

HEALTH CARE 0.5%
HCA Holdings, Inc.	286,300	8,712

INFORMATION TECHNOLOGY 2.9%
Advanced Micro Devices, Inc. (a)	1,834,000	10,509
Dell, Inc. (a)	160,000	2,003
Intel Corp.	1,310,000	34,911

		47,423

UTILITIES 0.7%
NRG Energy, Inc. (a)	607,000	10,538

Total Common Stocks (Cost $63,264)		66,797

CONVERTIBLE PREFERRED SECURITIES 13.1%
BANKING & FINANCE 6.3%
Citigroup, Inc.
7.500% due 12/15/2012	463,000	39,614
Dole Food Automatic Common Exchange Security Trust
7.000% due 11/01/2012	100,000	888
Health Care REIT, Inc.
6.500% due 04/20/2018 (c)	142,000	7,668
MetLife, Inc.
5.000% due 09/11/2013	290,000	17,942
Swift Mandatory Common Exchange Security Trust
6.000% due 12/31/2013	740,910	6,980
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	25,958	29,203

		102,295

INDUSTRIALS 4.8%
AngloGold Ashanti Holdings Finance PLC
6.000% due 09/15/2013	246,100	10,139
Apache Corp.
6.000% due 08/01/2013	238,200	11,967
General Motors Co.
4.750% due 12/01/2013	867,000	28,785

Motors Liquidation Co.
5.250% due 03/06/2032	400,000	600
Stanley Black & Decker, Inc.
4.750% due 11/17/2015	115,000	13,456
United Technologies Corp.
7.500% due 08/01/2015	260,000	13,700

		78,647

UTILITIES 2.0%
AES Trust
6.750% due 10/15/2029	53,870	2,656
NextEra Energy, Inc.
7.000% due 09/01/2013	200,000	10,954
PPL Corp.
8.750% due 05/01/2014	100,000	5,347
9.500% due 07/01/2013	260,000	13,754

		32,711

Total Convertible Preferred Securities (Cost $244,198)		213,653

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012	100,000	374

Total Preferred Securities (Cost $324)		374

EXCHANGE-TRADED FUNDS 5.1%
SPDR Gold Trust	531,900	82,546

Total Exchange-Traded Funds (Cost $85,716)		82,546

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.4%
REPURCHASE AGREEMENTS 1.5%
Banc of America Securities LLC
0.170% due 07/02/2012	$6,000	6,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $6,125. Repurchase proceeds are $6,000.)
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

JPMorgan Securities, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% due 12/15/2012 valued at $5,618. Repurchase proceeds are $5,500.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $5,617. Repurchase proceeds are $5,500.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	3,492	3,492
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $3,568. Repurchase proceeds are $3,492.)

		24,892

SHORT-TERM NOTES 2.1%
Fannie Mae
0.157% due 12/05/2012	2,400	2,399
0.167% due 12/19/2012	19,500	19,489
Freddie Mac
0.132% due 11/01/2012	6,400	6,398
0.162% due 12/17/2012 - 01/03/2013	6,400	6,395

		34,681

U.S. TREASURY BILLS 2.8%
0.145% due 08/02/2012 - 05/30/2013 (b)(e)(g)(h)	46,361	46,337

Total Short-Term Instruments (Cost $105,902)		105,910

PURCHASED OPTIONS (j) 0.3%
(Cost $10,940)		4,189

Total Investments 100.9% (Cost $1,620,270)		$1,647,221
Other Assets and Liabilities (Net) (0.9%)		(15,103)

Net Assets 100.0%		$1,632,118

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Securities with an aggregate market value of $85,742 and cash of $56,514 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(e)	Securities with an aggregate market value of $8,967 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,160 at a weighted average interest rate of (5.000%). On June 30, 2012, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $264 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini NASDAQ 100 Index September Futures	Short	09/2012	222	$(430)
E-mini S&P 500 Index September Futures	Long	09/2012	667	1,459
S&P 500 Index September Futures	Short	09/2012	117	(1,166)

				$(137)

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $17,372 and cash of $2,614 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$183,150	$(6,276)	$3,145

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 73,000	$(3,917)	$(3,917)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	06/20/2015	3.373%		$3,000	$(143)	$105	$(248)
Advanced Micro Devices, Inc.	DUB	(5.000%	)	12/20/2016	4.413%		1,000	(25)	85	(110)
Advanced Micro Devices, Inc.	JPM	(5.000%	)	12/20/2016	4.413%		2,000	(50)	180	(230)
Chesapeake Energy Corp.	BOA	(5.000%	)	12/20/2018	6.979%		5,000	423	(465)	888
Chesapeake Energy Corp.	CBK	(5.000%	)	06/20/2017	6.953%		7,500	528	328	200
Chesapeake Energy Corp.	GST	(5.000%	)	06/20/2014	6.508%		10,000	251	175	76
Chesapeake Energy Corp.	GST	(5.000%	)	03/20/2017	6.937%		10,000	673	82	591
Chesapeake Energy Corp.	GST	(5.000%	)	06/20/2017	6.953%		10,000	704	575	129
Chesapeake Energy Corp.	MYC	(5.000%	)	06/20/2014	6.508%		10,000	251	50	201
Dell, Inc.	CBK	(1.000%	)	06/20/2017	1.932%		5,000	216	228	(12)
Dell, Inc.	DUB	(1.000%	)	06/20/2017	1.932%		2,500	108	113	(5)
Dell, Inc.	FBF	(1.000%	)	06/20/2017	1.932%		2,500	108	115	(7)
International Game Technology	DUB	(1.000%	)	06/20/2014	0.647%		9,200	(67)	212	(279)
Intesa Sanpaolo SpA	GST	(3.000%	)	09/20/2015	4.436%	EUR	5,000	254	389	(135)
Lennar Corp.	BRC	(5.000%	)	12/20/2013	1.191%		$4,600	(266)	(105)	(161)
Lennar Corp.	GST	(5.000%	)	12/20/2013	1.191%		5,000	(287)	(337)	50
MGM Resorts International	CBK	(5.000%	)	09/20/2016	6.513%		4,000	212	520	(308)
MGM Resorts International	DUB	(5.000%	)	12/20/2016	6.703%		2,500	156	247	(91)
MGM Resorts International	GST	(5.000%	)	06/20/2015	5.054%		7,000	(1)	788	(789)
MGM Resorts International	GST	(5.000%	)	12/20/2016	6.703%		2,500	156	269	(113)
Transocean, Inc.	CBK	(1.000%	)	12/20/2012	0.584%		20,000	(46)	(100)	54

								$3,155	$3,454	$(299)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CMS Energy Corp.	BOA	1.000%	12/20/2015	1.376%		$6,500	$(80)	$(359)	$279
HCA, Inc.	CBK	2.000%	09/20/2012	0.662%		600	2	0	2
HCA, Inc.	CBK	2.400%	06/20/2014	2.311%		400	1	0	1
Nokia OYJ	FBF	5.000%	09/20/2017	10.452%	EUR	10,000	(2,400)	(2,197)	(203)
Radioshack Corp.	DUB	5.000%	09/20/2013	7.364%		$8,000	(206)	(340)	134
Starwood Hotels & Resorts Worldwide, Inc.	DUB	1.000%	12/20/2014	0.871%		13,000	45	171	(126)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	9,600	(1)	(14)	13
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		74,000	(6)	(164)	158
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		$200	4	3	1

							$(2,641)	$(2,900)	$259

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
CDX.HY-17 5-Year Index	MYC	5.000%	12/20/2016	$33,600	$(743)	$(1,806)	$1,063

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - EUX Euro Stoxx Banks Index September Futures	90.000	09/21/2012	3,220	$770	$1,549
Call - EUX Euro Stoxx Banks Index September Futures	100.000	09/21/2012	2,330	383	560

				$1,153	$2,109

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.300%	08/08/2012	$14,900	$487	$131
Call - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.300%	08/08/2012	15,200	348	133

							$835	$264

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE NASDAQ 100 Stock Index	2,450.000	07/21/2012	1,317	$8,117	$869

Options on Securities

Description	Strike Price		Expiration Date	# of Contracts	Cost	Market Value
Put - EUX Nokia OYJ	EUR	1.400	06/19/2014	17,000	$835	$947

(k)	Short sales outstanding on June 30, 2012:

Description	Shares	Proceeds	Market Value
AO Smith Corp.	40,000	$1,870	$(1,956)
Donaldson Co., Inc.	75,000	2,361	(2,503)
Eastman Kodak Co.	364,380	1,334	(81)
Mead Johnson Nutrition Co.	93,000	7,922	(7,487)
Powershares QQQ Trust Series 1	855,000	52,724	(54,857)
United Rentals, Inc.	451,589	5,352	(15,372)
Yum! Brands, Inc.	150,843	9,782	(9,717)

		$ 81,345	$(91,973)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	50,115		$48,772	WST	$0	$(2,443)	$(2,443)
07/2012	EUR	1,294		1,622	BPS	0	(16)	(16)
07/2012		39		49	CBK	0	0	0
07/2012		37,214		48,693	DUB	1,594	0	1,594
07/2012		2,968		3,729	FBF	0	(27)	(27)
07/2012		6,059		7,666	GSC	0	(1)	(1)
07/2012		4,584		5,774	HUS	0	(27)	(27)
07/2012		15,265		19,107	JPM	0	(211)	(211)
07/2012		302		381	RBC	0	(2)	(2)
07/2012	GBP	1,651		2,605	GSC	20	0	20
07/2012		1,651		2,603	HUS	17	0	17
07/2012	INR	772,900		15,102	DUB	1,250	0	1,250
07/2012	KRW	23,351,950		20,669	DUB	289	0	289
07/2012		$49,164	AUD	49,000	UAG	912	0	912
07/2012		36,037	EUR	28,876	BPS	505	0	505
07/2012		979		746	BRC	0	(35)	(35)
07/2012		47,784		37,399	DUB	1	(452)	(451)
07/2012		72		55	FBF	0	(2)	(2)
07/2012		32,802		25,194	UAG	16	(931)	(915)
07/2012		708	GBP	450	JPM	0	(3)	(3)
07/2012		4,451		2,852	UAG	16	0	16
07/2012		16,708	INR	772,900	UAG	0	(2,856)	(2,856)
07/2012		20,713	KRW	23,351,950	UAG	0	(333)	(333)
07/2012		1,662	MYR	5,125	JPM	0	(44)	(44)
08/2012	BRL	425		$217	BRC	7	0	7
08/2012	EUR	28,876		36,047	BPS	0	(504)	(504)
08/2012	GBP	2,852		4,450	UAG	0	(16)	(16)
09/2012	JPY	362,815		4,637	BPS	94	0	94
09/2012		$1,028	CAD	1,057	UAG	8	0	8
10/2012	CNY	110,541		$17,487	UAG	115	0	115
10/2012		$17,393	CNY	110,541	UAG	0	(21)	(21)
10/2012		2,515	PHP	110,050	CBK	97	0	97
02/2013	CNY	24,184		$3,826	UAG	38	0	38
02/2013		$3,836	CNY	24,184	BRC	0	(48)	(48)
04/2014	CNY	32,588		$5,132	JPM	102	0	102
04/2014		$5,301	CNY	32,588	JPM	0	(272)	(272)

						$5,081	$(8,244)	$(3,163)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$10,576	$0	$10,576
Corporate Bonds & Notes
Banking & Finance	0	44,289	0	44,289
Industrials	0	8,028	38	8,066
Utilities	0	3,786	0	3,786
Convertible Bonds & Notes
Banking & Finance	0	77,024	2,004	79,028
Industrials	0	1,009,952	0	1,009,952
Utilities	0	16,058	0	16,058
Municipal Bonds & Notes
Illinois	0	105	0	105
Asset-Backed Securities	0	1,892	0	1,892
Common Stocks
Consumer Discretionary	124	0	0	124
Health Care	8,712	0	0	8,712
Information Technology	47,423	0	0	47,423
Utilities	10,538	0	0	10,538
Convertible Preferred Securities
Banking & Finance	94,427	7,868	0	102,295
Industrials	78,047	0	600	78,647
Utilities	32,711	0	0	32,711
Preferred Securities
Banking & Finance	0	374	0	374
Exchange-Traded Funds	82,546	0	0	82,546
Short-Term Instruments
Repurchase Agreements	0	24,892	0	24,892
Short-Term Notes	0	34,681	0	34,681
U.S. Treasury Bills	0	46,337	0	46,337
Purchased Options
Equity Contracts	2,978	947	0	3,925
Interest Rate Contracts	0	264	0	264
	$357,506	$1,287,073	$2,642	$1,647,221

Short Sales, at value	$(91,973)	$0	$0	$(91,973)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	6,985	0	6,985
Equity Contracts	1,459	0	0	1,459
Foreign Exchange Contracts	0	5,081	0	5,081
	$1,459	$12,066	$0	$13,525

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,816)	0	(2,816)
Equity Contracts	(1,597)	0	0	(1,597)
Foreign Exchange Contracts	0	(8,244)	0	(8,244)
Interest Rate Contracts	0	(3,917)	0	(3,917)

	$(1,597)	$(14,977)	$0	$(16,574)

Totals	$265,395	$1,284,162	$2,642	$1,552,199

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$39	$0	$(1)	$0	$0	$0	$0	$0	$38	$1
Convertible Bonds & Notes
Banking & Finance	3,974	0	0	0	0	(5)	0	(1,965)	2,004	(8)
Convertible Preferred Securities
Industrials	100	0	0	0	0	500	0	0	600	500

Totals	$4,113	$0	$(1)	$0	$0	$495	$0	$(1,965)	$2,642	$493

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$38	Third Party Vendor	Broker Quote	107.50
Convertible Bonds & Notes
Banking & Finance	2,004	Indicative Market Quotations	Broker Quote	100.18
Convertible Preferred Securities
Industrials	600	Other Valuation Techniques	—	—

Total	$2,642

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Credit Absolute Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 18.3%
Ashland, Inc.
3.750% due 08/23/2018		$992	$995
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		800	800
Bausch & Lomb, Inc.
5.250% due 05/17/2019		425	423
Charter Communications, Inc.
3.500% due 09/06/2016		768	763
4.000% due 05/15/2019		200	199
Chrysler Group LLC
6.000% due 05/24/2017		239	242
Colfax Corp.
3.241% - 3.245% due 01/13/2017		456	452
4.500% due 01/13/2019		1,294	1,294
Crown Castle Operating Co.
4.000% due 01/31/2019		1,045	1,030
CSC Holdings LLC
1.995% due 03/29/2016		1,587	1,573
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,000	1,006
DigitalGlobe, Inc.
5.750% due 10/12/2018		696	689
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		967	967
Freedom Group, Inc.
5.500% due 04/19/2019		700	703
Goodyear Tire & Rubber Co.
4.750% due 04/19/2019		1,200	1,175
HCA, Inc.
3.495% due 05/01/2018		1,673	1,628
Health Management Associates, Inc.
4.500% due 11/18/2018		995	988
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		992	989
NXP BV
4.500% due 03/04/2017		350	346
5.500% due 03/04/2017		1,290	1,292
Polyone Corp.
5.000% due 12/20/2017		995	998
Residential Cap LLC
5.000% due 11/18/2013		800	802
RPI Finance Trust
3.750% due 11/10/2016		300	299
4.000% due 05/10/2018		988	981
Sealed Air Corp.
4.750% due 10/03/2018		983	990
Springleaf Finance Corp.
5.500% due 05/10/2017		1,050	992
Transdigm, Inc.
4.000% due 02/14/2017		990	991
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019		2,496	2,458
Vodafone Americas Finance
6.875% due 08/17/2015		1,128	1,145
Warner Chilcott Co. LLC
4.250% due 03/15/2018		1,980	1,973
Wolverine Healthcare
6.750% due 06/06/2019		900	898

Total Bank Loan Obligations (Cost $29,737)			30,081

CORPORATE BONDS & NOTES 45.4%
BANKING & FINANCE 11.2%
Banco Santander Brasil S.A.
4.500% due 04/06/2015		500	503
4.625% due 02/13/2017		1,150	1,138
BBVA Bancomer S.A.
6.500% due 03/10/2021		500	508
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		800	800
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		1,200	1,337
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		1,600	1,737
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (c)	GBP	700	910

Ineos Finance PLC
7.500% due 05/01/2020		$600	607
International Lease Finance Corp.
7.125% due 09/01/2018		750	831
JPMorgan Chase & Co.
6.300% due 04/23/2019		200	234
LBG Capital PLC
9.334% due 02/07/2020	GBP	900	1,313
MCE Finance Ltd.
10.250% due 05/15/2018		$1,500	1,706
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		1,600	1,793
Morgan Stanley
0.947% due 10/15/2015		1,450	1,293
ProLogis LP
6.875% due 03/15/2020		1,000	1,199
Rabobank Group
6.875% due 03/19/2020	EUR	600	743
Regions Financial Corp.
4.875% due 04/26/2013		$300	305
State Street Capital Trust
5.458% due 07/30/2012 (c)		250	251
Weyerhaeuser Co.
8.500% due 01/15/2025		1,000	1,186

			18,394

INDUSTRIALS 23.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		250	263
American Airlines Pass-Through Trust
8.625% due 04/15/2023		728	764
10.375% due 01/02/2021		988	1,057
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		428	445
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		500	516
China Resources Gas Group Ltd.
4.500% due 04/05/2022		800	822
Concho Resources, Inc.
6.500% due 01/15/2022		480	502
8.625% due 10/01/2017		500	554
Continental Airlines Pass-Through Trust
6.250% due 10/22/2021		600	606
9.000% due 01/08/2018		796	912
9.250% due 11/10/2018		156	170
Continental Resources, Inc.
7.125% due 04/01/2021		670	750
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014		1,000	1,012
7.750% due 06/17/2021		370	419
DP World Sukuk Ltd.
6.250% due 07/02/2017		500	543
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		1,000	1,088
6.500% due 04/01/2020		900	1,050
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		200	202
Florida Gas Transmission Co. LLC
3.875% due 07/15/2022		800	806
5.450% due 07/15/2020		1,525	1,706
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		400	403
Harvest Operations Corp.
6.875% due 10/01/2017		600	640
HD Supply, Inc.
8.125% due 04/15/2019		700	758
HeidelbergCement Finance BV
9.500% due 12/15/2018	EUR	150	225
LyondellBasell Industries NV
5.000% due 04/15/2019		$2,400	2,529
MGM Resorts International
10.375% due 05/15/2014		750	849
Mongolian Mining Corp.
8.875% due 03/29/2017		1,050	1,055
Mylan, Inc.
7.875% due 07/15/2020		1,400	1,577
Nokia OYJ
5.375% due 05/15/2019		250	197
OGX Austria GmbH
8.375% due 04/01/2022		200	173
8.500% due 06/01/2018		250	224
Peabody Energy Corp.
6.000% due 11/15/2018		650	650
PHH Corp.
7.125% due 03/01/2013		750	769
9.250% due 03/01/2016		125	133

Pioneer Natural Resources Co.
6.650% due 03/15/2017		255	297
6.875% due 05/01/2018		1,400	1,650
Polypore International, Inc.
7.500% due 11/15/2017		175	187
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		1,450	1,577
Rock-Tenn Co.
4.900% due 03/01/2022		475	491
Rockies Express Pipeline LLC
5.625% due 04/15/2020		810	741
6.850% due 07/15/2018		900	886
SandRidge Energy, Inc.
7.500% due 03/15/2021		800	794
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,442
Terex Corp.
6.500% due 04/01/2020		400	406
U.S. Airways Pass-Through Trust
8.000% due 04/01/2021		200	205
Unitymedia GmbH
9.500% due 03/15/2021	EUR	300	414
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		200	272
Univision Communications, Inc.
6.875% due 05/15/2019		$340	352
Western Gas Partners LP
5.375% due 06/01/2021		1,690	1,874
Wynn Las Vegas LLC
5.375% due 03/15/2022		1,625	1,637
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	300	414

			38,008

UTILITIES 11.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$2,000	2,116
Calpine Construction Finance Co. LP
8.000% due 06/01/2016		400	434
CMS Energy Corp.
5.050% due 03/15/2022		1,250	1,304
DPL, Inc.
6.500% due 10/15/2016		1,000	1,085
Energy Future Holdings Corp.
10.000% due 01/15/2020		100	107
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		1,625	1,682
10.000% due 12/01/2020		1,300	1,420
Gazprom OAO Via Gaz Capital S.A.
9.250% due 04/23/2019		1,800	2,254
Ipalco Enterprises, Inc.
7.250% due 04/01/2016		900	982
NGPL PipeCo LLC
9.625% due 06/01/2019		2,000	2,150
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		875	888
Plains All American Pipeline LP
3.650% due 06/01/2022		400	410
8.750% due 05/01/2019		115	152
Puget Energy, Inc.
5.625% due 07/15/2022		800	826
TNK-BP Finance S.A.
7.250% due 02/02/2020		300	338
7.500% due 07/18/2016		800	893
7.875% due 03/13/2018		700	804
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	200	253

			18,098

Total Corporate Bonds & Notes (Cost $72,873)			74,500

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
2.000% due 11/15/2021 (f)		$3,550	3,684

Total U.S. Treasury Obligations (Cost $3,584)			3,684

MORTGAGE-BACKED SECURITIES 1.5%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		2,292	2,173

Countrywide Alternative Loan Trust
5.750% due 07/25/2035	400	303

Total Mortgage-Backed Securities (Cost $2,430)		2,476

SOVEREIGN ISSUES 0.2%
Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022 (a)	300	300

Total Sovereign Issues (Cost $300)		300

SHORT-TERM INSTRUMENTS 33.7%
CERTIFICATES OF DEPOSIT 0.7%
Banco do Brasil S.A.
0.000% due 06/28/2013	1,200	1,188

REPURCHASE AGREEMENTS 3.6%
Barclays Capital, Inc.
0.160% due 07/02/2012	2,200	2,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243. Repurchase proceeds are $2,200.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	3,100	3,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 03/15/2015 valued at $3,168. Repurchase proceeds are $3,100.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	649	649
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $665. Repurchase proceeds are $649.)

		5,949

SHORT-TERM NOTES 1.8%
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013	2,900	2,898

U.S. TREASURY BILLS 0.7%
0.126% due 08/02/2012 - 02/07/2013 (b)(e)(f)	1,067	1,066

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 26.9%
PIMCO Short-Term Floating NAV Portfolio	3,594,988	36,022
PIMCO Short-Term Floating NAV Portfolio III	819,984	8,202

		44,224

Total Short-Term Instruments (Cost $55,316)		55,325

PURCHASED OPTIONS (h) 0.0%
(Cost $98)		53

Total Investments 101.4% (Cost $164,338)		$166,419
Written Options (i) (0.2%) (Premiums $349)		(305)
Other Assets and Liabilities (Net) (1.2%)		(1,959)

Net Assets 100.0%		$164,155

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $250 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,257 and cash of $12 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$3,072	$69	$(99)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	3,713	127	(41)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	5,750	32	(9)

				$228	$(149)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$8,400	$(380)	$(304)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	4,000	(215)	(265)

					$(595)	$(569)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	MYC	(1.000%	)	03/20/2017	1.579%		$1,390	$36	$27	$9
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.613%		2,000	(35)	(31)	(4)
Commerzbank AG	GST	(1.000%	)	12/20/2016	2.690%	EUR	950	82	92	(10)
COX Communications, Inc.	UAG	(1.000%	)	12/20/2016	0.536%		$1,300	(27)	(19)	(8)
Credit Agricole S.A.	GST	(1.000%	)	12/20/2016	2.971%	EUR	950	95	95	(0)
Daimler Finance North America LLC	FBF	(1.000%	)	12/20/2016	1.349%		2,000	37	90	(53)
Diamond Offshore Drilling, Inc.	BOA	(1.000%	)	06/20/2017	0.712%		$1,650	(24)	(21)	(3)
Erste Group Bank AG	FBF	(1.000%	)	09/20/2016	2.305%	EUR	1,500	96	144	(48)
Intesa Sanpaolo SpA	BOA	(3.000%	)	03/20/2017	4.703%		600	50	10	40
Lloyds TSB Bank PLC	BOA	(1.000%	)	12/20/2016	2.529%	GBP	900	87	168	(81)
Lockheed Martin Corp.	GST	(1.000%	)	12/20/2016	0.691%		$1,000	(14)	(15)	1
Macy’s Retail Holdings, Inc.	MYC	(1.000%	)	12/20/2016	1.307%		1,000	13	12	1
Mohawk Industries, Inc.	GST	(1.000%	)	09/20/2016	1.279%		1,000	11	82	(71)
Motorola Solutions, Inc.	BOA	(1.000%	)	12/20/2016	0.822%		1,350	(10)	1	(11)
New York Times Co.	GST	(1.000%	)	12/20/2016	2.577%		650	43	65	(22)
News America, Inc.	DUB	(1.000%	)	06/20/2017	0.881%		225	(1)	(1)	0
News America, Inc.	UAG	(1.000%	)	06/20/2017	0.881%		1,525	(9)	(13)	4
Nexen, Inc.	BOA	(1.000%	)	06/20/2017	2.454%		700	47	38	9
Nexen, Inc.	FBF	(1.000%	)	09/20/2016	2.126%		1,000	44	45	(1)
Northrop Grumman Systems Corp.	DUB	(1.000%	)	12/20/2016	0.451%		1,000	(25)	(8)	(17)
Owens Corning	GST	(1.000%	)	09/20/2016	1.724%		1,000	29	68	(39)
Rabobank Group	BOA	(1.000%	)	12/20/2016	1.135%	EUR	600	4	4	0
Suncor Energy, Inc.	BRC	(1.000%	)	12/20/2016	1.376%		$1,000	16	35	(19)
Suncor Energy, Inc.	DUB	(1.000%	)	09/20/2016	1.292%		1,000	11	16	(5)
Vornado Realty LP	RYL	(1.000%	)	09/20/2016	1.381%		1,500	23	74	(51)
Wyndham Worldwide Corp.	BOA	(1.000%	)	12/20/2016	1.007%		1,000	0	44	(44)

								$579	$1,002	$(423)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2012	1.586%		$2,000	$36	$(10)	$46
Anadarko Petroleum Corp.	BRC	1.000%	06/20/2017	2.085%		800	(40)	(28)	(12)
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	2.085%		50	(2)	(2)	0
ArcelorMittal	CBK	1.000%	09/20/2016	4.899%	EUR	500	(90)	(90)	0
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.345%		$1,500	(21)	(29)	8
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%		1,000	(17)	(39)	22
China Development Bank Corp.	HUS	1.000%	12/20/2012	0.826%		1,000	1	(15)	16
China Government International Bond	BRC	1.000%	09/20/2016	0.955%		1,500	3	(5)	8
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		1,000	2	(16)	18
Egypt Government International Bond	HUS	1.000%	09/20/2016	6.064%		400	(73)	(50)	(23)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2016	1.140%		500	(3)	0	(3)
Export-Import Bank of China	HUS	1.000%	12/20/2012	0.516%		1,000	3	(12)	15
Fiat Finance & Trade S.A.	DUB	5.000%	03/20/2014	5.721%	EUR	900	(12)	6	(18)
Fiat Finance & Trade S.A.	HUS	5.000%	12/20/2013	5.200%		250	0	(17)	17
Ford Motor Co.	DUB	5.000%	12/20/2012	0.764%		$1,000	22	40	(18)
Forest Oil Corp.	GST	5.000%	03/20/2017	7.351%		900	(78)	(33)	(45)
Gazprom Via Gaz Capital S.A.	MYC	1.000%	09/20/2012	0.928%		1,000	0	(9)	9
Japan Government International Bond	BRC	1.000%	09/20/2016	0.720%		1,500	18	(1)	19
Lafarge S.A.	FBF	1.000%	09/20/2016	3.448%	EUR	500	(59)	(104)	45
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		$1,000	(1)	(27)	26
MetLife, Inc.	GST	1.000%	09/20/2017	2.888%		1,250	(110)	(106)	(4)
Mexico Government International Bond	BRC	1.000%	09/20/2016	1.187%		1,500	(11)	(29)	18
MGM Resorts International	DUB	5.000%	06/20/2014	3.477%		500	15	9	6
MGM Resorts International	GST	5.000%	12/20/2013	3.011%		300	9	4	5
MGM Resorts International	GST	5.000%	03/20/2014	3.276%		1,100	34	21	13
Morgan Stanley	JPM	1.000%	12/20/2012	2.401%		1,000	(6)	(72)	66
NRG Energy, Inc.	CBK	5.000%	06/20/2015	3.898%		400	13	(9)	22
NRG Energy, Inc.	CBK	5.000%	03/20/2017	5.489%		250	(5)	(15)	10
NRG Energy, Inc.	GST	5.000%	03/20/2014	2.630%		460	19	12	7
NRG Energy, Inc.	GST	5.000%	09/20/2016	5.053%		500	0	(14)	14
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		460	(4)	(18)	14
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		200	(5)	(11)	6
Peugeot S.A.	BRC	1.000%	09/20/2016	6.665%	EUR	350	(86)	(67)	(19)
Qatar Government International Bond	HUS	1.000%	09/20/2016	1.106%		$500	(2)	0	(2)
Republic of Germany	BOA	0.250%	06/20/2017	0.964%		1,650	(57)	(61)	4
Republic of Korea	BRC	1.000%	09/20/2016	0.986%		1,500	1	(19)	20
RR Donnelley & Sons Co.	GST	5.000%	03/20/2013	1.473%		1,500	40	22	18
Russia Government International Bond	CBK	1.000%	09/20/2016	2.082%		1,000	(43)	(42)	(1)
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.769%	JPY	37,400	(7)	(29)	22
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%		20,000	(1)	(26)	25
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		15,800	(1)	(30)	29
Tokyo Electric Power Co., Inc.	GST	1.000%	06/20/2013	2.769%		37,400	(7)	(29)	22
UPC Holding BV	BRC	5.000%	09/20/2016	5.932%		EUR250	(10)	(26)	16
UPC Holding BV	BRC	5.000%	09/20/2017	6.652%		950	(80)	(69)	(11)

							$(615)	$(1,045)	$430

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	FBF	(1.000%)	06/20/2017	EUR	5,550	$497	$581	$(84)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017	$2,800	$(16)	$(24)	$8

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL	18,800	$320	$0	$320
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		7,800	154	4	150
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		8,000	169	(12)	181
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		1,100	16	0	16
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	1,800	159	31	128
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	41,900	60	(22)	82
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,400	5	0	5
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		75,600	107	57	50
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		24,000	34	2	32
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		16,300	74	26	48

							$1,098	$86	$1,012

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$1,910	$98	$53

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$1,300	$15	$(37)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	1,300	25	(4)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	6,200	73	(176)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	6,200	117	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	8,000	97	(45)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	700	10	(20)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	700	12	(2)

							$349	$(305)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,813		$1,764	JPM	$0	$(89)	$(89)
07/2012	INR	23,203		430	DUB	14	0	14
07/2012	KRW	372,618		322	BRC	0	(3)	(3)
07/2012		$2	INR	123	HUS	0	0	0
07/2012		452		23,080	JPM	0	(38)	(38)
07/2012		331	KRW	372,618	UAG	0	(5)	(5)
07/2012		224	NOK	1,347	BPS	2	0	2
07/2012		224		1,346	HUS	2	0	2
07/2012		223		1,347	UAG	3	0	3
08/2012	BRL	836		$428	BRC	14	0	14
08/2012		743		374	FBF	7	0	7
08/2012	MXN	150		10	BRC	0	(1)	(1)
08/2012		$171	BRL	354	BRC	4	0	4
08/2012		93		193	HUS	2	0	2
08/2012		96		199	UAG	2	0	2
08/2012		358	MXN	4,683	JPM	0	(9)	(9)
08/2012		693	SGD	856	UAG	0	(17)	(17)
09/2012	EUR	2,869		$3,579	CBK	0	(54)	(54)
09/2012		114		143	DUB	0	(2)	(2)
09/2012		212		265	HUS	0	(3)	(3)
09/2012		311		396	JPM	2	0	2
09/2012		132		166	RYL	0	(1)	(1)
09/2012		175		220	UAG	0	(1)	(1)
09/2012	GBP	1,475		2,281	BPS	0	(29)	(29)
09/2012		$766	CAD	787	UAG	6	0	6
09/2012		163	EUR	130	UAG	1	0	1
09/2012		321	KRW	372,618	BRC	3	0	3
10/2012	CNY	7,397		$1,176	BRC	14	0	14
10/2012		3,293		524	DUB	6	0	6
10/2012	INR	123		2	HUS	0	0	0
02/2013	CNY	8,263		1,297	JPM	3	0	3
02/2013		$3,011	CNY	18,982	BRC	0	(37)	(37)

						$85	$(289)	$(204)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$30,081	$0	$30,081
Corporate Bonds & Notes
Banking & Finance	800	17,594	0	18,394
Industrials	0	32,863	5,145	38,008
Utilities	0	18,098	0	18,098
U.S. Treasury Obligations	0	3,684	0	3,684
Mortgage-Backed Securities	0	2,476	0	2,476
Sovereign Issues	0	300	0	300
Short-Term Instruments
Certificates of Deposit	0	1,188	0	1,188
Repurchase Agreements	0	5,949	0	5,949
Short-Term Notes	0	2,898	0	2,898
U.S. Treasury Bills	0	1,066	0	1,066
PIMCO Short-Term Floating NAV Portfolios	44,224	0	0	44,224
Purchased Options
Interest Rate Contracts	0	53	0	53
	$45,024	$116,250	$5,145	$166,419

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	658	0	658
Foreign Exchange Contracts	0	85	0	85
Interest Rate Contracts	0	1,012	0	1,012
	$0	$1,755	$0	$1,755

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(876)	0	(876)
Foreign Exchange Contracts	0	(289)	0	(289)
Interest Rate Contracts	0	(874)	0	(874)

	$0	$(2,039)	$0	$(2,039)

Totals	$45,024	$115,966	$5,145	$166,135

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Industrials	$4,414	$810	$(59)	$(5)	$(5)	$(10)	$0	$0	$5,145	$(9)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$5,145	Third Party Vendor	Broker Quote	101.00 - 114.50

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Diversified Income Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.2%
AES Corp.
4.250% due 05/27/2018		$2,963	$2,967
Berry Plastics Corp.
7.469% due 06/05/2014		6,674	5,840
CCM Merger, Inc.
6.000% due 03/01/2017		1,822	1,811
Charter Communications, Inc.
3.500% due 09/06/2016		3,871	3,845
Chrysler Group LLC
6.000% due 05/24/2017		5,446	5,492
Commscope, Inc.
4.250% due 01/14/2018		2,985	2,977
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		4,638	4,579
CSC Holdings LLC
1.995% due 03/29/2016		1,323	1,313
DaVita, Inc.
4.500% due 10/20/2016		99	99
Delos Aircraft, Inc.
4.750% due 04/12/2016		5,700	5,736
Delphi Corp.
3.500% due 03/31/2017		2,441	2,441
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		2,079	2,080
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		333	333
FCI International S.A.S.
2.743% due 09/30/2012		50	49
First Data Corp.
2.995% due 09/24/2014		5,721	5,503
HCA, Inc.
2.495% due 11/17/2013		6,000	5,977
2.745% due 05/02/2016		7,024	6,898
Hertz Corp.
3.750% due 03/11/2018		6,411	6,347
IASIS Healthcare LLC
5.000% due 05/03/2018		2,963	2,918
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		7,920	7,895
iStar Financial, Inc.
5.000% due 06/28/2013		436	436
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	3,800	4,848
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$4,975	5,020
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,444	4,352
Nielsen Finance LLC
2.241% due 08/09/2013		878	879
Novelis, Inc.
4.000% due 03/10/2017		2,955	2,905
NRG Energy, Inc.
4.000% due 07/01/2018		9,900	9,853
Petroleum Export Ltd.
3.468% due 12/20/2012		551	513
Quintiles Transnational Corp.
5.000% due 06/08/2018		4,950	4,901
Residential Cap LLC
5.000% due 11/18/2013		2,500	2,505
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		9,818	9,894
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,008
Springleaf Finance Corp.
5.500% due 05/10/2017		16,000	15,109
SunGard Data Systems, Inc.
1.991% - 1.995% due 02/28/2014		714	712
3.745% due 02/28/2014		2,142	2,138
Terex Corp.
5.500% due 04/28/2017		1,985	1,997
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		8,049	4,828
Transdigm, Inc.
4.000% due 02/14/2017		1,970	1,972
U.S. Airways Group, Inc.
2.745% due 03/23/2014		2,917	2,790
UPC Broadband Holding BV
4.139% due 12/30/2016	EUR	3,750	4,662
4.389% due 12/31/2017		1,624	2,025

Vodafone Americas Finance
6.875% due 08/17/2015		$15,505	15,738
Warner Chilcott Co. LLC
4.250% due 03/15/2018		5,431	5,415
Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,953

Total Bank Loan Obligations (Cost $186,161)			181,553

CORPORATE BONDS & NOTES 53.3%
BANKING & FINANCE 18.7%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		9,200	8,808
ABN Amro Bank NV
2.236% due 01/30/2014		14,400	14,412
AIG SunAmerica Global Financing
6.900% due 03/15/2032		220	267
Ally Financial, Inc.
3.667% due 02/11/2014		14,700	14,667
3.868% due 06/20/2014		15,425	15,355
7.500% due 12/31/2013		400	425
8.300% due 02/12/2015		7,200	7,866
American Express Bank FSB
5.500% due 04/16/2013		2,000	2,075
American Express Co.
7.250% due 05/20/2014		1,700	1,886
American International Group, Inc.
5.050% due 10/01/2015		3,600	3,825
5.450% due 05/18/2017		1,000	1,088
5.600% due 10/18/2016		6,500	7,077
5.850% due 01/16/2018		14,625	16,215
6.250% due 05/01/2036		8,400	9,764
8.175% due 05/15/2068		1,400	1,526
8.250% due 08/15/2018		2,500	3,027
8.625% due 05/22/2068	GBP	100	159
Anadarko Finance Co.
7.500% due 05/01/2031		$1,000	1,264
Banco Bradesco S.A.
2.566% due 05/16/2014		12,400	12,390
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		3,100	3,178
Banco del Estado de Chile
4.125% due 10/07/2020		1,900	2,001
Banco do Brasil S.A.
4.500% due 01/22/2015		14,900	15,831
4.500% due 01/20/2016	EUR	9,100	11,960
6.000% due 01/22/2020		$6,600	7,524
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,700	1,768
Banco Santander Brasil S.A.
2.568% due 03/18/2014		6,100	5,874
4.250% due 01/14/2016		5,100	5,062
4.500% due 04/06/2015		600	603
Banco Santander Chile
3.750% due 09/22/2015		7,600	7,640
Banco Votorantim S.A.
5.250% due 02/11/2016		10,300	10,583
Bank of America Corp.
1.148% due 05/23/2017	EUR	300	317
4.750% due 08/01/2015		$1,400	1,456
5.650% due 05/01/2018		700	750
6.000% due 09/01/2017		4,915	5,312
7.375% due 05/15/2014		2,900	3,120
7.625% due 06/01/2019		920	1,084
Bank of America N.A.
6.000% due 06/15/2016		200	213
BankAmerica Institutional Capital
8.070% due 12/31/2026		500	513
Barclays Bank PLC
5.000% due 09/22/2016		2,400	2,610
5.125% due 01/08/2020		700	761
6.000% due 01/23/2018	EUR	200	248
6.050% due 12/04/2017		$600	609
6.750% due 05/22/2019		9,000	10,520
10.179% due 06/12/2021		7,280	8,628
14.000% due 06/15/2019 (f)	GBP	500	893
BBVA Bancomer S.A.
4.500% due 03/10/2016		$21,900	22,119
6.500% due 03/10/2021		1,400	1,421
7.250% due 04/22/2020		2,200	2,272
Bear Stearns Cos. LLC
5.700% due 11/15/2014		1,700	1,841
6.400% due 10/02/2017		1,400	1,617
7.250% due 02/01/2018		9,500	11,376

Berkshire Hathaway Finance Corp.
4.625% due 10/15/2013		500	525
BM&FBovespa S.A.
5.500% due 07/16/2020		100	107
BNP Paribas Capital Trust
5.868% due 01/16/2013 (f)	EUR	4,870	5,747
BNP Paribas S.A.
5.186% due 06/29/2015 (f)		$400	348
BPCE S.A.
2.216% due 02/07/2014		7,000	6,922
4.625% due 07/30/2015 (f)	EUR	600	471
Capital One Bank USA N.A.
8.800% due 07/15/2019		$2,500	3,154
Catlin Insurance Co. Ltd.
7.249% due 01/19/2017 (f)		460	408
CBA Capital Trust
6.024% due 03/15/2016 (f)		4,400	4,146
Citigroup Capital
8.300% due 12/21/2077		14,700	14,773
Citigroup, Inc.
4.750% due 02/10/2019	EUR	5,600	6,183
5.300% due 10/17/2012		$4,150	4,202
5.500% due 04/11/2013		3,900	4,011
5.500% due 10/15/2014		3,000	3,178
6.000% due 12/13/2013		2,050	2,155
6.000% due 08/15/2017		300	329
6.125% due 11/21/2017		2,295	2,547
6.500% due 08/19/2013		2,000	2,096
Columbus International, Inc.
11.500% due 11/20/2014		5,700	6,128
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		7,000	7,350
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		8,400	8,400
Export-Import Bank of Korea
4.000% due 01/29/2021		4,500	4,671
5.125% due 06/29/2020		4,200	4,708
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	3,900	5,046
7.625% due 09/15/2014		10,600	13,901
9.000% due 07/30/2012		1,800	2,286
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		$7,700	7,731
8.000% due 06/01/2014		16,100	17,869
8.700% due 10/01/2014		15,350	17,515
General Electric Capital Corp.
0.608% due 12/20/2013		400	382
4.625% due 09/15/2066	EUR	5,700	6,236
5.250% due 10/19/2012		$40	41
Genworth Financial, Inc.
7.200% due 02/15/2021		2,700	2,576
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		50	45
0.969% due 01/12/2015		100	94
1.004% due 02/04/2013	EUR	1,100	1,383
3.700% due 08/01/2015		$1,500	1,515
4.750% due 07/15/2013		1,225	1,260
6.000% due 05/01/2014		300	317
6.150% due 04/01/2018		5,975	6,488
6.750% due 10/01/2037		6,100	6,003
7.500% due 02/15/2019		5,300	6,055
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		11,700	12,277
HBOS PLC
6.750% due 05/21/2018		1,400	1,323
HCP, Inc.
6.700% due 01/30/2018		5,000	5,815
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		1,305	150
HSBC Bank PLC
4.125% due 08/12/2020		11,700	12,224
HSBC Bank USA N.A.
4.625% due 04/01/2014		400	417
HSBC Capital Funding LP
4.610% due 06/27/2013 (f)		4,700	4,452
HSBC Finance Corp.
0.897% due 06/01/2016		8,000	7,339
6.676% due 01/15/2021		5,300	5,752
HSBC Holdings PLC
5.375% due 12/20/2012	EUR	298	383
6.375% due 10/18/2022	GBP	100	160
6.500% due 05/02/2036		$5,400	5,979
6.500% due 09/15/2037		125	139
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		3,700	3,894

ICICI Bank Ltd.
2.217% due 02/24/2014		1,600	1,552
4.750% due 11/25/2016		9,200	9,167
5.750% due 11/16/2020		14,450	14,327
International Lease Finance Corp.
5.650% due 06/01/2014		375	386
6.500% due 09/01/2014		21,750	23,055
6.625% due 11/15/2013		4,000	4,150
Intesa Sanpaolo SpA
2.867% due 02/24/2014		45,000	42,276
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,591
5.000% due 11/15/2020		33,350	35,768
JPMorgan Chase & Co.
4.650% due 06/01/2014		705	743
4.950% due 03/25/2020		700	773
7.900% due 04/30/2018 (f)		16,200	17,822
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		2,600	2,424
Korea Exchange Bank
4.875% due 01/14/2016		700	748
LBG Capital PLC
7.869% due 08/25/2020	GBP	3,625	4,908
8.500% due 12/17/2021 (f)		$8,300	7,731
11.040% due 03/19/2020	GBP	600	954
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	900	1,153
Lehman Brothers Holdings, Inc.
0.000% due 06/12/2013 ^		3,472	1,131
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$8,700	9,144
12.000% due 12/16/2024 (f)		12,800	13,411
M&T Capital Trust
8.277% due 06/01/2027		500	511
Macquarie Group Ltd.
6.250% due 01/14/2021		100	100
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		910	1,010
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		3,400	3,469
6.400% due 08/28/2017		5,000	5,447
6.875% due 04/25/2018		27,900	31,271
MetLife, Inc.
5.375% due 12/15/2012		45	46
Mitchells & Butlers Finance PLC
6.469% due 09/15/2032	GBP	1,700	2,527
Morgan Stanley
2.066% due 01/24/2014		$7,800	7,585
5.950% due 12/28/2017		2,400	2,469
6.000% due 04/28/2015		500	517
7.300% due 05/13/2019		28,400	30,737
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (f)		1,400	1,507
National Rural Utilities Cooperative Finance Corp.
4.750% due 03/01/2014		850	907
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		3,841	3,403
Provident Funding Associates LP
10.250% due 04/15/2017		400	419
Prudential Covered Trust
2.997% due 09/30/2015		12,000	12,201
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,900	1,998
5.000% due 07/21/2020		3,100	3,488
QNB Finance Ltd.
3.125% due 11/16/2015		8,000	8,210
Rabobank Group
4.750% due 01/15/2020		800	870
6.875% due 03/19/2020	EUR	1,700	2,104
11.000% due 06/30/2019 (f)		$3,488	4,411
RCI Banque S.A.
2.339% due 04/11/2014		3,400	3,306
4.600% due 04/12/2016		4,200	4,187
Regions Financial Corp.
7.750% due 11/10/2014		3,500	3,789
Resona Bank Ltd.
5.850% due 04/15/2016 (f)		900	927
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		8,000	8,043
4.875% due 03/16/2015		7,700	7,974
5.000% due 11/12/2013		150	152
5.625% due 08/24/2020		4,000	4,254
6.000% due 09/08/2014 (f)	GBP	1,620	1,716
6.990% due 10/05/2017 (f)		$2,000	1,560
7.640% due 09/29/2017 (f)		300	203
7.648% due 09/30/2031 (f)		500	405

Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		6,520	6,911
7.125% due 01/14/2014		1,000	1,058
7.175% due 05/16/2013		2,550	2,656
Santander UK PLC
0.977% due 08/28/2017	EUR	2,800	2,747
1.018% due 10/10/2017		2,100	1,999
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$2,100	2,142
5.400% due 03/24/2017		13,300	13,848
5.499% due 07/07/2015		10,800	11,340
6.125% due 02/07/2022		1,450	1,517
SL Green Realty Corp.
5.000% due 08/15/2018		10,800	10,974
SLM Corp.
5.000% due 10/01/2013		3,100	3,209
5.050% due 11/14/2014		2,800	2,898
5.375% due 05/15/2014		4,900	5,090
5.625% due 08/01/2033		5,700	4,845
8.450% due 06/15/2018		12,900	14,512
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	600	729
4.875% due 07/15/2012		$4,100	4,100
State Bank of India
4.500% due 07/27/2015		9,100	9,260
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		1,565	1,615
TECO Finance, Inc.
6.750% due 05/01/2015		7,150	8,125
Temasek Financial Ltd.
4.300% due 10/25/2019		9,950	11,176
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		2,600	2,412
UBS AG
5.750% due 04/25/2018		4,025	4,466
7.000% due 10/15/2015		500	542
7.152% due 12/21/2017 (f)	EUR	100	116
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		$2,500	2,375
UFJ Finance Aruba AEC
6.750% due 07/15/2013		250	264
UOB Cayman Ltd.
5.796% due 03/15/2016 (f)		1,700	1,769
Virgin Media Secured Finance PLC
6.500% due 01/15/2018		4,000	4,370
7.000% due 01/15/2018	GBP	6,800	11,475
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		$3,300	3,354
6.875% due 05/29/2018		200	210
Wachovia Bank N.A.
0.846% due 11/03/2014		2,728	2,666
6.600% due 01/15/2038		3,000	3,804
Wachovia Corp.
0.837% due 10/15/2016		1,400	1,332
5.250% due 08/01/2014		500	534
Waha Aerospace BV
3.925% due 07/28/2020		4,930	5,149
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		5,600	6,174
Wells Fargo Capital
5.950% due 12/01/2086		2,800	2,839
Weyerhaeuser Co.
7.375% due 10/01/2019		6,600	7,817
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		800	704
11.750% due 07/15/2017		1,250	1,016

			1,061,482

INDUSTRIALS 26.5%
Adaro Indonesia PT
7.625% due 10/22/2019		1,100	1,177
AES El Salvador Trust
6.750% due 02/01/2016		17,300	17,343
Agile Property Holdings Ltd.
8.875% due 04/28/2017		3,650	3,614
Agilent Technologies, Inc.
5.500% due 09/14/2015		400	448
Aguila S.A.
7.875% due 01/31/2018		1,000	1,035
Alcoa, Inc.
6.150% due 08/15/2020		3,100	3,271
6.750% due 07/15/2018		700	793
Aleris International, Inc.
7.625% due 02/15/2018		1,500	1,530

ALROSA Finance S.A.
7.750% due 11/03/2020		10,500	11,049
Altria Group, Inc.
9.250% due 08/06/2019		28,000	38,976
9.700% due 11/10/2018		13,100	18,159
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		100	114
5.000% due 03/30/2020		1,300	1,484
5.750% due 01/15/2015		2,000	2,233
6.375% due 03/01/2035		300	376
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,718	2,820
7.000% due 07/31/2019		1,582	1,566
10.375% due 01/02/2021		3,144	3,364
American Airlines, Inc.
7.500% due 03/15/2016 ^		6,200	5,890
American Stores Co.
7.100% due 03/20/2028		100	74
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,445
Amgen, Inc.
5.700% due 02/01/2019		300	354
5.850% due 06/01/2017		100	118
Anadarko Petroleum Corp.
5.950% due 09/15/2016		6,100	6,931
8.700% due 03/15/2019		4,400	5,762
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		2,500	2,575
6.500% due 04/15/2040		400	391
Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		7,400	8,838
ARAMARK Corp.
3.966% due 02/01/2015		1,950	1,945
8.500% due 02/01/2015		2,100	2,153
ArcelorMittal
5.250% due 08/05/2020		4,950	4,756
5.500% due 03/01/2021		3,000	2,846
6.125% due 06/01/2018		925	940
6.250% due 02/25/2022		5,000	4,909
Ardagh Packaging Finance PLC
9.250% due 10/15/2020	EUR	2,000	2,559
Audatex North America, Inc.
6.750% due 06/15/2018		$3,700	3,913
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		3,424	3,561
Barrick Gold Finance Co.
4.875% due 11/15/2014		1,000	1,079
Berry Petroleum Co.
10.250% due 06/01/2014		88	99
Berry Plastics Corp.
5.217% due 02/15/2015		2,600	2,610
8.250% due 11/15/2015		6,400	6,832
9.500% due 05/15/2018		8,700	9,309
9.750% due 01/15/2021		4,025	4,397
Biomet, Inc.
10.000% due 10/15/2017		5,442	5,840
10.375% due 10/15/2017 (b)		2,500	2,684
11.625% due 10/15/2017		12,845	13,921
Boston Scientific Corp.
4.500% due 01/15/2015		2,825	3,012
6.000% due 01/15/2020		2,300	2,749
Braskem Finance Ltd.
5.375% due 05/02/2022		17,200	17,329
5.750% due 04/15/2021		11,850	12,235
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		5,000	5,437
Building Materials Corp. of America
6.750% due 05/01/2021		4,250	4,558
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,512	5,526
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		6,400	4,408
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		5,000	5,198
7.750% due 05/15/2019		8,300	10,193
CBS Corp.
5.625% due 08/15/2012		3,500	3,520
CCO Holdings LLC
7.000% due 01/15/2019		100	109
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		1,700	1,084
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		2,800	3,059
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,500	5,324

Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		4,000	4,020
7.750% due 05/15/2017		2,550	2,641
9.500% due 05/15/2016		3,250	3,567
Cisco Systems, Inc.
5.500% due 02/22/2016		500	581
Codelco, Inc.
7.500% due 01/15/2019		150	191
Columbia University
6.875% due 12/15/2015		500	599
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		315	332
Comcast Cable Communications LLC
7.125% due 06/15/2013		2,130	2,254
Comcast Corp.
5.300% due 01/15/2014		2,000	2,129
5.900% due 03/15/2016		2,900	3,344
6.500% due 01/15/2015		100	113
Community Health Systems, Inc.
8.875% due 07/15/2015		4,777	4,908
Con-way, Inc.
7.250% due 01/15/2018		5,000	5,768
Concho Resources, Inc.
7.000% due 01/15/2021		600	645
CONSOL Energy, Inc.
8.000% due 04/01/2017		11,600	12,093
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	7,100	9,884
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$4,119	4,315
6.000% due 07/12/2020		1,631	1,635
7.250% due 05/10/2021		1,082	1,220
9.000% due 01/08/2018		1,770	2,026
Continental Resources, Inc.
7.125% due 04/01/2021		1,400	1,568
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		3,000	3,098
9.250% due 06/30/2020		4,600	4,830
COX Communications, Inc.
7.125% due 10/01/2012		725	736
CPI International, Inc.
8.000% due 02/15/2018		1,000	906
Crown Castle Towers LLC
4.883% due 08/15/2040		4,666	5,078
6.113% due 01/15/2040		8,000	9,281
CSC Holdings LLC
7.625% due 07/15/2018		1,400	1,572
7.875% due 02/15/2018		3,090	3,484
8.500% due 04/15/2014		7,025	7,745
8.625% due 02/15/2019		5,700	6,612
CSN Islands Corp.
6.875% due 09/21/2019		14,440	15,812
9.750% due 12/16/2013		900	992
10.000% due 01/15/2015		4,300	4,980
CSN Resources S.A.
6.500% due 07/21/2020		7,900	8,598
CSX Corp.
5.600% due 05/01/2017		5,000	5,745
CVS Pass-Through Trust
5.773% due 01/10/2033		387	429
6.036% due 12/10/2028		514	581
6.943% due 01/10/2030		2,792	3,315
7.507% due 01/10/2032		3,138	3,909
DaVita, Inc.
6.375% due 11/01/2018		7,200	7,452
Delhaize Group S.A.
5.700% due 10/01/2040		764	645
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020		4,676	5,062
6.718% due 07/02/2024		87	94
7.750% due 06/17/2021		1,643	1,864
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		3,700	3,765
9.500% due 12/11/2019		2,350	2,468
Deutsche Telekom International Finance BV
3.125% due 04/11/2016		8,000	8,285
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	800	1,253
Digicel Ltd.
8.250% due 09/01/2017		$3,900	4,007
DISH DBS Corp.
6.625% due 10/01/2014		1,400	1,509
7.000% due 10/01/2013		8,100	8,545
7.125% due 02/01/2016		3,340	3,682
7.750% due 05/31/2015		7,200	8,028
7.875% due 09/01/2019		1,900	2,199

Dolphin Energy Ltd.
5.500% due 12/15/2021		1,600	1,790
DP World Ltd.
6.850% due 07/02/2037		3,100	3,062
Ecopetrol S.A.
7.625% due 07/23/2019		13,370	16,913
El Paso LLC
7.000% due 06/15/2017		3,650	4,160
8.250% due 02/15/2016		9,384	10,339
12.000% due 12/12/2013		100	113
Encana Corp.
6.500% due 05/15/2019		700	835
Energy Transfer Partners LP
9.700% due 03/15/2019		177	227
Enterprise Inns PLC
6.500% due 12/06/2018	GBP	900	1,099
Enterprise Products Operating LLC
7.034% due 01/15/2068		$1,100	1,178
8.375% due 08/01/2066		7,525	8,162
ERAC USA Finance LLC
6.375% due 10/15/2017		1,000	1,171
Exide Technologies
8.625% due 02/01/2018		750	595
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,097
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,100	5,141
7.500% due 05/04/2020		6,200	6,448
First Data Corp.
8.250% due 01/15/2021		750	754
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020		3,000	3,356
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		13,500	13,601
8.250% due 11/01/2019		2,725	2,902
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		3,840	4,219
Georgia-Pacific LLC
5.400% due 11/01/2020		4,900	5,699
7.750% due 11/15/2029		4,100	5,345
8.000% due 01/15/2024		4,200	5,626
8.250% due 05/01/2016		2,861	3,159
8.875% due 05/15/2031		9,050	12,805
Gerdau Holdings, Inc.
7.000% due 01/20/2020		5,600	6,272
Gerdau Trade, Inc.
5.750% due 01/30/2021		15,200	15,831
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,400	5,156
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	2,700	4,943
Grifols, Inc.
8.250% due 02/01/2018		$1,100	1,185
Grohe Holding GmbH
4.662% due 09/15/2017	EUR	800	959
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$9,800	11,025
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	400	519
Harvest Operations Corp.
6.875% due 10/01/2017		$1,100	1,174
HCA, Inc.
6.375% due 01/15/2015		100	107
6.500% due 02/15/2020		22,072	23,976
7.190% due 11/15/2015		1,800	1,908
7.250% due 09/15/2020		2,600	2,873
7.875% due 02/15/2020		3,600	4,014
8.500% due 04/15/2019		9,350	10,519
9.000% due 12/15/2014		130	143
9.875% due 02/15/2017		1,885	2,055
Health Management Associates, Inc.
6.125% due 04/15/2016		390	415
HeidelbergCement Finance BV
6.750% due 12/15/2015	EUR	600	832
7.500% due 10/31/2014		8,900	12,389
8.000% due 01/31/2017		1,400	2,031
Hewlett-Packard Co.
6.500% due 07/01/2012		$500	500
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		6,075	6,227
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		3,400	3,864
7.625% due 04/09/2019		1,900	2,358
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,020	5,167

INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	2,000	2,208
8.500% due 02/15/2016		$2,200	2,030
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,100	1,161
Jarden Corp.
6.125% due 11/15/2022		2,500	2,650
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		3,100	3,426
KazMunayGas National Co.
6.375% due 04/09/2021		13,100	14,475
7.000% due 05/05/2020		6,500	7,410
8.375% due 07/02/2013		6,000	6,320
9.125% due 07/02/2018		6,000	7,447
11.750% due 01/23/2015		6,500	7,767
Kinder Morgan Energy Partners LP
5.125% due 11/15/2014		2,100	2,272
5.300% due 09/15/2020		10,300	11,436
5.850% due 09/15/2012		600	606
5.950% due 02/15/2018		3,100	3,601
Kraft Foods, Inc.
6.500% due 08/11/2017		1,000	1,215
Legrand France S.A.
8.500% due 02/15/2025		75	95
Limited Brands, Inc.
6.900% due 07/15/2017		2,000	2,230
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		3,500	3,692
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		1,000	1,219
Merck & Co., Inc.
6.000% due 09/15/2017		130	159
Meritor, Inc.
8.125% due 09/15/2015		6,085	6,442
MGM Resorts International
11.125% due 11/15/2017		3,000	3,383
Michael Foods Group, Inc.
9.750% due 07/15/2018		1,900	2,095
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		1,300	1,347
Multiplan, Inc.
9.875% due 09/01/2018		1,500	1,650
Mylan, Inc.
6.000% due 11/15/2018		300	317
7.625% due 07/15/2017		1,350	1,492
7.875% due 07/15/2020		2,300	2,590
Nakilat, Inc.
6.067% due 12/31/2033		4,100	4,602
New Albertson’s, Inc.
6.570% due 02/23/2028		800	565
7.750% due 06/15/2026		2,250	1,789
Newfield Exploration Co.
5.750% due 01/30/2022		500	525
6.875% due 02/01/2020		4,800	5,136
7.125% due 05/15/2018		3,800	4,042
Nielsen Finance LLC
7.750% due 10/15/2018		500	556
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		1,900	1,919
Noble Group Ltd.
4.875% due 08/05/2015		3,600	3,636
6.625% due 08/05/2020		4,300	4,149
6.750% due 01/29/2020		5,665	5,495
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		1,053	1,078
Northwest Pipeline GP
7.000% due 06/15/2016		5,000	5,894
Novelis, Inc.
8.375% due 12/15/2017		650	699
8.750% due 12/15/2020		8,650	9,364
NXP BV
3.507% due 10/15/2013	EUR	1,119	1,409
OGX Austria GmbH
8.375% due 04/01/2022		$9,400	8,131
OI European Group BV
6.750% due 09/15/2020	EUR	1,300	1,748
6.875% due 03/31/2017		870	1,145
Oshkosh Corp.
8.250% due 03/01/2017		$1,000	1,100
8.500% due 03/01/2020		900	1,004
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,216	4,501
9.625% due 07/15/2017	EUR	1,173	1,592
PACCAR, Inc.
1.642% due 09/14/2012		$300	301

Peabody Energy Corp.
6.500% due 09/15/2020		3,800	3,866
Pearson Dollar Finance PLC
5.500% due 05/06/2013		785	813
5.700% due 06/01/2014		1,000	1,072
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	16,800	22,411
5.750% due 03/01/2018		$4,630	5,255
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	6,400	9,086
Petrobras International Finance Co.
5.375% due 01/27/2021		$35,000	37,923
7.875% due 03/15/2019		19,320	23,609
Petrohawk Energy Corp.
7.250% due 08/15/2018		4,400	4,957
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		800	690
5.000% due 10/28/2015		5,600	4,431
5.250% due 04/12/2017		14,140	10,181
5.375% due 04/12/2027		20,245	11,590
5.500% due 04/12/2037		35,785	20,397
8.500% due 11/02/2017		4,000	3,260
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		5,133	5,352
9.750% due 08/14/2019		1,400	1,731
Petroliam Nasional Bhd.
7.750% due 08/15/2015		300	354
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		300	319
Pioneer Natural Resources Co.
6.650% due 03/15/2017		9,570	11,131
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		325	301
Plains Exploration & Production Co.
6.625% due 05/01/2021		3,600	3,654
Polymer Group, Inc.
7.750% due 02/01/2019		300	318
Post Holdings, Inc.
7.375% due 02/15/2022		150	159
Pride International, Inc.
6.875% due 08/15/2020		1,500	1,845
8.500% due 06/15/2019		6,661	8,619
PulteGroup, Inc.
5.250% due 01/15/2014		10,500	10,841
Quebecor Media, Inc.
7.750% due 03/15/2016		5,335	5,495
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		2,000	1,575
Rain CII Carbon LLC
8.000% due 12/01/2018		1,400	1,421
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		7,600	7,159
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,500	1,568
7.125% due 04/15/2019		5,300	5,578
7.750% due 10/15/2016		8,500	8,989
7.875% due 08/15/2019		900	979
8.500% due 05/15/2018		13,100	12,903
8.500% due 02/15/2021		1,700	1,624
Rhodia S.A.
6.875% due 09/15/2020		2,300	2,542
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	228
Rockies Express Pipeline LLC
5.625% due 04/15/2020		7,000	6,405
6.250% due 07/15/2013		1,000	1,033
Rogers Communications, Inc.
6.750% due 03/15/2015		2,100	2,404
RZD Capital Ltd.
5.739% due 04/03/2017		9,800	10,485
7.487% due 03/25/2031	GBP	1,000	1,611
SABIC Capital BV
3.000% due 11/02/2015		$24,150	24,821
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,400	2,382
8.000% due 06/01/2018		4,005	4,075
8.125% due 10/15/2022		6,700	6,775
8.750% due 01/15/2020		2,400	2,514
9.875% due 05/15/2016		1,500	1,650
Scientific Games International, Inc.
9.250% due 06/15/2019		900	990
SEACOR Holdings, Inc.
5.875% due 10/01/2012		500	504
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		1,000	1,014

Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		2,900	2,934
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		17,200	17,988
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	6,400	8,727
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$3,385	3,436
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		150	183
Southwestern Energy Co.
4.100% due 03/15/2022		12,300	12,501
7.500% due 02/01/2018		5,000	6,008
Spectrum Brands, Inc.
9.500% due 06/15/2018		3,800	4,313
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,800	2,298
Steel Dynamics, Inc.
6.750% due 04/01/2015		$500	510
7.375% due 11/01/2012		5,000	5,062
7.750% due 04/15/2016		3,000	3,105
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,063
Teck Resources Ltd.
3.850% due 08/15/2017		1,500	1,595
10.250% due 05/15/2016		7,000	7,820
10.750% due 05/15/2019		5,150	6,201
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013		200	196
6.221% due 07/03/2017		800	752
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	1,200	1,515
6.625% due 02/15/2021		1,500	1,889
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		$1,656	1,731
Tesco PLC
5.500% due 11/15/2017		9,475	11,019
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	300
Tomkins LLC
9.000% due 10/01/2018		5,400	6,034
Transocean, Inc.
4.950% due 11/15/2015		5,200	5,604
Trinidad Drilling Ltd.
7.875% due 01/15/2019		600	641
UAL Equipment Trust AB
10.850% due 02/19/2015 ^		685	272
UAL Pass-Through Trust
7.336% due 01/02/2021		394	390
9.750% due 07/15/2018		8,432	9,592
10.400% due 05/01/2018		1,456	1,662
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	200	272
Univision Communications, Inc.
8.500% due 05/15/2021		$4,150	4,202
UPC Holding BV
8.375% due 08/15/2020	EUR	13,000	17,110
UPCB Finance Ltd.
6.375% due 07/01/2020		8,400	10,497
6.875% due 01/15/2022		$1,000	1,025
7.625% due 01/15/2020	EUR	4,000	5,340
UR Merger Sub Corp.
8.250% due 02/01/2021		$4,200	4,494
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		1,800	1,836
9.500% due 01/21/2020		2,100	2,216
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,400	1,478
Vale Overseas Ltd.
4.625% due 09/15/2020		6,200	6,521
8.250% due 01/17/2034		1,525	1,963
Valeant Pharmaceuticals International
6.500% due 07/15/2016		3,200	3,360
6.750% due 08/15/2021		10,375	10,219
6.875% due 12/01/2018		5,300	5,505
7.000% due 10/01/2020		10,100	10,251
Valero Energy Corp.
6.125% due 06/15/2017		230	268
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		4,200	4,315
Volkswagen International Finance NV
4.000% due 08/12/2020		4,800	5,231
WellPoint, Inc.
6.800% due 08/01/2012		500	502
Windstream Corp.
7.750% due 10/15/2020		1,300	1,385
7.875% due 11/01/2017		2,900	3,176
8.125% due 08/01/2013		400	424

WMG Acquisition Corp.
9.500% due 06/15/2016		7,600	8,322
Wynn Las Vegas LLC
7.750% due 08/15/2020		4,100	4,561
Xerox Corp.
6.400% due 03/15/2016		800	916
Yanlord Land Group Ltd.
10.625% due 03/29/2018		3,600	3,366
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	12,400	17,104

			1,509,660

UTILITIES 8.1%
AES Corp.
8.000% due 10/15/2017		$100	114
8.000% due 06/01/2020		6,700	7,722
AES Panama S.A.
6.350% due 12/21/2016		200	217
AES Red Oak LLC
8.540% due 11/30/2019		1,871	1,993
9.200% due 11/30/2029		150	161
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		2,200	2,327
7.700% due 08/07/2013		2,100	2,226
8.700% due 08/07/2018		12,300	15,378
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		400	421
Beaver Valley Funding
9.000% due 06/01/2017		106	110
BP Capital Markets PLC
3.625% due 05/08/2014		1,200	1,259
3.750% due 06/17/2013		3,960	4,075
4.500% due 11/08/2012	EUR	950	1,218
4.750% due 03/10/2019		$200	227
5.250% due 11/07/2013		2,000	2,120
British Telecommunications PLC
8.500% due 12/07/2016	GBP	2,576	4,969
Calpine Corp.
7.250% due 10/15/2017		$4,800	5,184
7.875% due 07/31/2020		2,000	2,215
Carolina Power & Light Co.
5.125% due 09/15/2013		750	790
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		13,310	15,557
CenturyLink, Inc.
6.000% due 04/01/2017		5,000	5,320
CMS Energy Corp.
4.250% due 09/30/2015		1,400	1,463
5.050% due 02/15/2018		3,100	3,331
6.250% due 02/01/2020		2,100	2,344
Colbun S.A.
6.000% due 01/21/2020		700	757
Dominion Resources, Inc.
5.700% due 09/17/2012		260	263
Duke Energy Carolinas LLC
5.625% due 11/30/2012		225	230
Duke Energy Corp.
5.050% due 09/15/2019		250	292
E.CL S.A.
5.625% due 01/15/2021		3,500	3,814
Enel Finance International NV
5.700% due 01/15/2013		4,850	4,917
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,217
Entergy Corp.
3.625% due 09/15/2015		1,800	1,852
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		368	354
FirstEnergy Corp.
7.375% due 11/15/2031		18,290	23,047
FirstEnergy Solutions Corp.
6.050% due 08/15/2021		100	110
France Telecom S.A.
4.375% due 07/08/2014		200	210
Frontier Communications Corp.
6.625% due 03/15/2015		2,575	2,742
7.000% due 11/01/2025		400	352
7.875% due 04/15/2015		598	661
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016		7,300	7,957
6.510% due 03/07/2022		1,300	1,448
7.288% due 08/16/2037		500	570
7.510% due 07/31/2013		1,350	1,424
8.625% due 04/28/2034		5,540	7,077
9.250% due 04/23/2019		19,150	23,981

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		10,000	11,238
Indo Energy Finance BV
7.000% due 05/07/2018		2,200	2,172
Intergas Finance BV
6.375% due 05/14/2017		2,700	2,945
International Endesa BV
6.125% due 07/05/2012	GBP	1,080	1,695
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$1,900	1,946
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		100	105
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		9,200	9,729
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	2,750	4,773
Korea Electric Power Corp.
3.000% due 10/05/2015		$700	717
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,400	1,434
6.250% due 06/17/2014		3,185	3,434
LG&E and KU Energy LLC
3.750% due 11/15/2020		11,350	11,657
Linn Energy LLC
7.750% due 02/01/2021		1,900	1,995
Majapahit Holding BV
7.250% due 06/28/2017		1,600	1,832
7.750% due 10/17/2016		700	802
7.750% due 01/20/2020		6,400	7,663
8.000% due 08/07/2019		4,900	5,929
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012		300	304
Midwest Generation LLC
8.560% due 01/02/2016		325	310
Nevada Power Co.
5.875% due 01/15/2015		450	501
6.500% due 05/15/2018		6,050	7,460
6.750% due 07/01/2037		25	34
NGPL PipeCo LLC
7.119% due 12/15/2017		6,400	6,432
9.625% due 06/01/2019		10,900	11,717
NRG Energy, Inc.
7.375% due 01/15/2017		5,130	5,348
8.250% due 09/01/2020		6,100	6,344
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,606	4,848
Pedernales Electric Cooperative, Inc.
5.952% due 11/15/2022		500	579
Petroleos Mexicanos
5.500% due 01/21/2021		5,200	5,902
5.500% due 06/27/2044		29,700	30,442
8.000% due 05/03/2019		13,540	17,263
PSEG Power LLC
5.320% due 09/15/2016		990	1,118
5.500% due 12/01/2015		900	1,009
Puget Energy, Inc.
6.500% due 12/15/2020		5,000	5,456
Qtel International Finance Ltd.
3.375% due 10/14/2016		900	937
4.750% due 02/16/2021		6,300	6,726
5.000% due 10/19/2025		1,000	1,072
6.500% due 06/10/2014		500	547
Qwest Corp.
6.500% due 06/01/2017		1,300	1,463
7.250% due 09/15/2025		2,250	2,477
7.250% due 10/15/2035		1,365	1,382
7.500% due 06/15/2023		3,900	3,931
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		2,897	3,187
5.500% due 09/30/2014		600	649
5.832% due 09/30/2016		1,067	1,145
5.838% due 09/30/2027		1,370	1,521
6.332% due 09/30/2027		500	574
6.750% due 09/30/2019		3,750	4,509
Sierra Pacific Power Co.
6.000% due 05/15/2016		1,700	1,983
6.750% due 07/01/2037		25	34
Southern California Edison Co.
5.000% due 01/15/2014		100	107
Sprint Capital Corp.
8.750% due 03/15/2032		3,700	3,385
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	128,300	10,453

Tenaska Alabama Partners LP
7.000% due 06/30/2021		$132	140
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,075	14,317
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,800	11,786
7.250% due 02/02/2020		7,300	8,235
7.500% due 03/13/2013		600	624
7.500% due 07/18/2016		16,650	18,586
7.875% due 03/13/2018		9,300	10,684
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	100	126
Verizon Communications, Inc.
5.550% due 02/15/2016		$400	460
8.750% due 11/01/2018		1,500	2,066
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		4,000	3,998
7.748% due 02/02/2021		1,900	1,840
9.125% due 04/30/2018		900	961
Virginia Electric and Power Co.
4.750% due 03/01/2013		245	252
Vodafone Group PLC
4.150% due 06/10/2014		250	265
5.625% due 02/27/2017		800	937

			462,508

Total Corporate Bonds & Notes (Cost $2,927,619)			3,033,650

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		1,500	1,500

Total Convertible Bonds & Notes (Cost $1,459)			1,500

MUNICIPAL BONDS & NOTES 4.3%
ALASKA 0.0%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046		200	151

CALIFORNIA 2.3%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044		2,000	2,519
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049		2,950	3,936
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		12,200	17,176
7.043% due 04/01/2050		3,000	4,246
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039		4,900	6,088
7.550% due 04/01/2039		1,300	1,673
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040		11,550	15,030
7.700% due 11/01/2030		2,500	2,949
7.950% due 03/01/2036		1,200	1,421
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015		2,000	2,218
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		980	742
5.750% due 06/01/2047		1,950	1,572
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040		900	1,260
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039		4,100	5,104
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033		1,600	1,969
7.618% due 08/01/2040		3,100	3,895
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050		1,800	2,595
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039		6,200	7,583
5.813% due 06/01/2040		5,800	7,006
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043		1,704	2,231
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041		2,550	3,518
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035		400	459
7.021% due 08/01/2040		600	689
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040		3,800	5,283

San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,300	2,528
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	1,400	1,475
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	550	430
5.125% due 06/01/2046	300	226
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	900	1,115
6.296% due 05/15/2050	600	712
6.398% due 05/15/2031	1,000	1,225
6.548% due 05/15/2048	2,000	2,624
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	18,300	18,300

		129,797

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	500	594

ILLINOIS 0.0%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	500	595
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	300	403
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	100	127

		1,125

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	2,150	2,862

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,960	1,890

KENTUCKY 0.0%
Kentucky State Property & Building Commission Revenue Bonds, (BABs), Series 2009
6.155% due 11/01/2029	750	954
Kentucky State Property & Building Commission Revenue Bonds, (NPFGC Insured), Series 2003
5.020% due 10/01/2014	500	543

		1,497

MASSACHUSETTS 0.1%
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.423% due 05/01/2029	3,750	4,288

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	300	438
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,300	1,834
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	1,000	917
5.000% due 06/01/2041	1,930	1,501

		4,690

NEW YORK 0.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	510	590
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	3,000	3,911
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	200	250
5.790% due 06/15/2041	6,000	6,720
5.882% due 06/15/2044	1,100	1,441
6.282% due 06/15/2042	900	1,045
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	4,200	5,099
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	2,000	2,429
New York State Urban Development Corp. Revenue Notes, Series 2003
4.970% due 12/15/2012	500	510
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	18,600	22,564

Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	400	473

		45,032

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	2,700	3,257
7.834% due 02/15/2041	1,000	1,387
8.084% due 02/15/2050	5,855	8,407
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	100	78
5.875% due 06/01/2047	9,900	7,606
6.000% due 06/01/2042	4,805	3,790
6.500% due 06/01/2047	3,700	3,126

		27,651

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	131
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041	1,000	1,349
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	1,800	2,036

		3,516

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	1,800	2,408

WEST VIRGINIA 0.3%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	23,765	17,919

Total Municipal Bonds & Notes (Cost $204,572)		243,420

U.S. GOVERNMENT AGENCIES 8.7%
Fannie Mae
0.625% due 10/30/2014	16,000	16,080
0.693% due 10/18/2030	8	8
0.745% due 03/25/2017	28	28
1.353% due 03/01/2044	72	74
4.000% due 08/01/2039 - 08/01/2042	70,076	74,577
4.506% due 12/01/2036	126	133
5.000% due 11/01/2035	379	412
5.500% due 01/01/2025 - 07/01/2042	347,114	378,783
6.500% due 06/25/2028	125	140
6.850% due 12/18/2027	110	128
Farm Credit Bank
7.561% due 12/15/2013 (f)	500	510
Freddie Mac
0.625% due 12/29/2014 (k)	20,000	20,089
0.742% due 09/15/2030	27	27
1.315% due 10/25/2044	161	162
1.353% due 02/25/2045	27	26
1.526% due 07/25/2044	284	296
2.361% due 05/01/2023	10	10
5.500% due 09/15/2017 - 07/01/2038	510	553
6.500% due 07/25/2043	13	15
7.000% due 06/15/2013	13	13
Ginnie Mae
1.625% due 11/20/2023 - 11/20/2027	104	107
2.375% due 05/20/2026	27	28
9.250% due 12/20/2019 - 06/20/2021	12	13
New Valley Generation
7.299% due 03/15/2019	578	699
Private Export Funding Corp.
4.550% due 05/15/2015	750	836
Small Business Administration
4.340% due 03/01/2024	155	171
4.504% due 02/10/2014	21	22
5.130% due 09/01/2023	29	32
6.900% due 12/01/2020	306	345
7.150% due 03/01/2017	116	125
7.300% due 05/01/2017	56	61
Vendee Mortgage Trust
6.000% due 12/15/2030	1,000	1,150

Total U.S. Government Agencies (Cost $494,788)		495,653

U.S. TREASURY OBLIGATIONS 7.5%
U.S. Treasury Bonds
6.375% due 08/15/2027 (h)(j)(k)	169,700	261,603

U.S. Treasury Notes
1.375% due 02/28/2019	105,600	107,918
2.000% due 11/15/2021	26,700	27,708
2.000% due 02/15/2022	27,800	28,762

Total U.S. Treasury Obligations (Cost $412,261)		425,991

MORTGAGE-BACKED SECURITIES 4.1%
Adjustable Rate Mortgage Trust
2.691% due 01/25/2035	4,130	4,060
5.132% due 01/25/2036	341	274
American General Mortgage Loan Trust
5.150% due 03/25/2058	1,211	1,239
American Home Mortgage Assets LLC
0.455% due 10/25/2046	1,431	670
American Home Mortgage Investment Trust
2.237% due 09/25/2045	308	248
Banc of America Funding Corp.
0.745% due 06/26/2035	5,450	4,755
0.745% due 07/26/2036	1,116	1,074
2.794% due 09/20/2035	166	112
5.562% due 03/20/2036	313	251
Banc of America Mortgage Securities, Inc.
2.878% due 11/20/2046	6,938	4,941
2.973% due 07/25/2034	243	220
3.000% due 02/25/2036	103	75
4.994% due 11/25/2034	179	168
5.500% due 12/25/2020	353	356
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,547
5.916% due 02/10/2051	10,000	11,577
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	5,894	5,775
2.729% due 01/25/2035	65	53
2.889% due 01/25/2034	26	26
2.897% due 02/25/2033	5	4
2.922% due 01/25/2034	7	7
3.123% due 05/25/2047	1,103	733
4.605% due 08/25/2035	3,408	2,775
5.469% due 02/25/2036	394	241
5.682% due 02/25/2033	16	16
Bear Stearns Alt-A Trust
2.879% due 09/25/2035	1,845	1,271
2.883% due 05/25/2035	90	77
3.944% due 08/25/2036 ^	591	173
4.927% due 11/25/2036	482	283
Bear Stearns Commercial Mortgage Securities
5.298% due 10/12/2042	200	223
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	5,367	5,374
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035	1,464	1,288
2.600% due 05/25/2035	248	230
2.644% due 08/25/2035	352	171
2.771% due 05/25/2035	1,894	1,682
2.893% due 03/25/2034	90	82
5.019% due 09/25/2037 ^	1,716	1,090
5.975% due 09/25/2037	1,071	709
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	331	240
Countrywide Alternative Loan Trust
0.439% due 12/20/2046	2,671	1,446
0.454% due 07/20/2046	1,265	473
0.475% due 08/25/2046	294	38
0.524% due 09/20/2046	600	50
0.574% due 11/20/2035	510	295
0.595% due 06/25/2037	419	20
1.147% due 12/25/2035	493	281
5.027% due 10/25/2035	320	222
5.500% due 11/25/2035	2,991	2,214
5.500% due 01/25/2036	895	630
5.750% due 03/25/2037	453	310
6.000% due 10/25/2032	1	1
6.250% due 11/25/2036 ^	3,609	2,816
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	221	145
0.545% due 04/25/2046	456	75
0.585% due 06/25/2035	457	391
2.666% due 04/20/2035	651	630
2.708% due 10/19/2032	7	5
2.825% due 07/20/2034	896	768
3.070% due 02/25/2034	1,007	879
5.000% due 04/25/2035	855	850
5.500% due 12/25/2035	1,720	1,520
6.000% due 05/25/2036 ^	788	626
6.000% due 01/25/2037	17,575	14,913

Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 06/25/2033		612	579
6.000% due 01/25/2036		2,899	2,156
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		500	526
Deutsche ALT-A Securities, Inc.
4.976% due 10/25/2035		332	242
5.000% due 10/25/2018		227	235
5.500% due 12/25/2035 ^		623	448
6.300% due 07/25/2036 ^		525	266
EMF-NL
1.553% due 04/17/2041	EUR	2,000	1,993
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035		$1,000	936
5.415% due 02/25/2036		1,170	1,084
5.750% due 05/25/2037		3,563	2,834
General Electric Capital Assurance Co.
5.254% due 05/12/2035		466	495
GMAC Mortgage Corp. Loan Trust
5.047% due 11/19/2035		462	391
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		1	1
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		902	801
GS Mortgage Securities Corp.
1.103% due 03/06/2020		2,308	2,294
GSR Mortgage Loan Trust
2.558% due 06/25/2034		337	316
2.626% due 11/25/2035		4,073	3,621
2.655% due 09/25/2035		1,320	1,272
2.705% due 01/25/2036		423	334
3.015% due 05/25/2034		1,351	1,210
5.193% due 11/25/2035		275	210
6.000% due 02/25/2036		6,269	5,464
6.000% due 03/25/2037		1,221	1,070
6.000% due 05/25/2037		564	510
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		1,671	1,008
Homebanc Mortgage Trust
5.589% due 04/25/2037		361	313
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035		124	82
0.515% due 06/25/2037		455	95
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019		900	872
JPMorgan Mortgage Trust
2.721% due 08/25/2035		1,764	1,357
2.924% due 04/25/2035		4,141	3,858
3.088% due 07/25/2035		329	305
3.164% due 07/27/2037		3,452	2,605
5.314% due 07/25/2035		550	545
5.477% due 06/25/2037		6,405	5,580
5.558% due 04/25/2036		283	256
5.750% due 01/25/2036		1,155	1,067
JPMorgan Re-REMIC
0.745% due 06/26/2036		3,245	2,886
0.745% due 03/26/2037		2,921	2,630
LB Mortgage Trust
8.503% due 01/20/2017		92	92
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		1,700	1,942
5.424% due 02/15/2040		740	839
5.866% due 09/15/2045		700	806
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.592% due 06/15/2022		1,579	1,565
MASTR Adjustable Rate Mortgages Trust
0.485% due 05/25/2037		301	143
0.585% due 05/25/2047		500	38
2.656% due 11/21/2034		229	231
2.719% due 08/25/2034		102	100
2.938% due 11/25/2033		58	52
MASTR Alternative Loans Trust
0.645% due 03/25/2036		752	140
MASTR Asset Securitization Trust
5.500% due 09/25/2033		459	481
Merrill Lynch Alternative Note Asset
3.043% due 06/25/2037 ^		397	221
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		3,667	2,694
3.208% due 05/25/2034		735	730
5.147% due 12/25/2035		4,984	4,482
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		750	827
6.163% due 08/12/2049		300	331
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		2,235	2,060

Morgan Stanley Capital, Inc.
5.692% due 04/15/2049	1,200	1,326
5.781% due 04/12/2049	1,057	1,086
6.076% due 06/11/2049	3,400	3,867
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	121	101
3.205% due 07/25/2035	7,326	6,607
6.000% due 10/25/2037 ^	11,738	7,631
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	381	338
Provident Funding Mortgage Loan Trust
2.522% due 08/25/2033	256	258
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035	5,525	3,851
RBSSP Resecuritization Trust
0.565% due 03/26/2037	3,995	3,644
0.745% due 09/26/2034	1,134	1,045
0.745% due 03/26/2036	1,863	1,801
0.745% due 04/26/2037	1,195	1,095
Residential Accredit Loans, Inc.
0.445% due 12/25/2046 ^	555	128
0.475% due 05/25/2037	576	123
0.645% due 01/25/2033	170	163
3.295% due 02/25/2035	307	232
5.714% due 02/25/2036 ^	286	143
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	1,794	755
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	503	352
3.414% due 02/25/2036	324	226
Salomon Brothers Mortgage Securities, Inc.
0.745% due 05/25/2032	37	33
Structured Adjustable Rate Mortgage Loan Trust
2.663% due 01/25/2036 ^	40	35
2.729% due 09/25/2035	7,479	5,860
2.750% due 01/25/2035	728	600
5.311% due 03/25/2036 ^	289	197
Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2036	2,650	1,270
0.505% due 05/25/2046 ^	308	26
Structured Asset Securities Corp.
2.712% due 06/25/2033	820	766
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	1,564	1,457
Wachovia Mortgage Loan Trust LLC
5.008% due 08/20/2035	2,487	2,009
5.359% due 10/20/2035	313	296
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045	2,235	1,779
0.515% due 12/25/2045	1,974	1,570
0.565% due 08/25/2045	1,729	1,421
0.858% due 02/25/2047	1,362	825
0.897% due 06/25/2047	472	142
0.968% due 12/25/2046	575	415
1.038% due 10/25/2046	2,466	1,554
1.147% due 02/25/2046	830	644
1.158% due 08/25/2046	4,350	2,801
1.347% due 11/25/2042	5	5
1.547% due 06/25/2042	10	8
1.547% due 08/25/2042	12	10
2.120% due 03/25/2033	178	176
2.390% due 02/27/2034	13	13
2.451% due 10/25/2035	145	139
2.453% due 06/25/2033	226	229
2.640% due 07/25/2046	1,740	1,356
2.713% due 02/25/2037	1,238	909
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.912% due 04/25/2047 ^	482	41
0.922% due 04/25/2047	580	138
0.998% due 05/25/2047	596	111
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033	2	2
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	603	474
2.508% due 09/25/2033	310	311
2.601% due 12/25/2034	444	438
2.615% due 04/25/2036	224	177
2.619% due 07/25/2036 ^	1,335	1,007
2.622% due 03/25/2036	2,316	2,020
2.623% due 05/25/2036 ^	911	697
2.627% due 06/25/2035	1,742	1,748
2.629% due 07/25/2036	483	360
2.661% due 10/25/2035	1,591	1,440
2.688% due 04/25/2035	406	377
4.694% due 12/25/2033	232	234
6.000% due 04/25/2037	2,852	2,562
6.019% due 11/25/2037 ^	3,947	3,245

Total Mortgage-Backed Securities (Cost $232,754)		231,908

ASSET-BACKED SECURITIES 1.4%
AEP Texas Central Transition Funding LLC
6.250% due 01/15/2017		750	856
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		876	876
7.001% due 09/20/2022		8,700	8,520
Avoca CLO BV
1.433% due 09/15/2021	EUR	7,550	9,041
Bear Stearns Asset-Backed Securities Trust
0.795% due 10/25/2034		$2,329	2,311
1.495% due 08/25/2037		2,414	1,541
CIT Education Loan Trust
0.588% due 03/15/2026		3,500	3,409
Countrywide Asset-Backed Certificates
0.395% due 02/25/2037		2,971	2,105
5.595% due 08/25/2035		1,000	699
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036		708	451
Denver Arena Trust
6.940% due 11/15/2019		125	128
Detroit Edison Securitization Funding LLC
6.420% due 03/01/2015		387	397
EFS Volunteer LLC
1.120% due 07/26/2027		31,000	31,040
Equity One ABS, Inc.
4.145% due 04/25/2034		126	124
First Franklin Mortgage Loan Asset-Backed Certificates
0.355% due 11/25/2036		372	363
GSAA Trust
0.545% due 03/25/2037		523	253
0.545% due 05/25/2047		656	393
JCP&L Transition Funding LLC
6.160% due 06/05/2019		650	758
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		177	149
Lehman XS Trust
0.475% due 06/25/2046 ^		159	9
Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037		474	179
5.726% due 10/25/2036		422	226
Moselle CLO S.A.
1.018% due 01/06/2020	EUR	3,359	4,077
Nelnet Student Loan Trust
1.045% due 12/27/2039		$2,976	2,979
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		267	58
SLM Student Loan Trust
1.642% due 08/15/2025		5,211	5,253
Venture CDO Ltd.
0.696% due 01/20/2022		2,200	2,074

Total Asset-Backed Securities (Cost $79,750)			78,269

SOVEREIGN ISSUES 13.8%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	25,700	36,347
4.000% due 08/20/2020		25,700	50,736
Bahrain Government International Bond
5.500% due 03/31/2020		$5,900	5,907
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	2,600	3,428
5.500% due 07/12/2020		$400	457
6.369% due 06/16/2018		1,000	1,178
6.500% due 06/10/2019		1,000	1,198
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		770	920
Brazil Government International Bond
5.875% due 01/15/2019		7,200	8,726
6.000% due 01/17/2017		3,687	4,353
8.250% due 01/20/2034		800	1,260
8.750% due 02/04/2025		2,830	4,387
8.875% due 10/14/2019		9,400	13,371
8.875% due 04/15/2024		8,057	12,488
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (e)	BRL	26,700	32,368
10.000% due 01/01/2013		2,030	1,022
10.000% due 01/01/2014		7,789	3,985
10.000% due 01/01/2017		34,798	17,790
10.000% due 01/01/2021		11,121	5,564
Canada Housing Trust
3.800% due 06/15/2021	CAD	33,700	37,496

China Development Bank Corp.
5.000% due 10/15/2015		$500	550
Colombia Government International Bond
8.125% due 05/21/2024		6,500	9,480
10.375% due 01/28/2033		275	490
11.750% due 02/25/2020		725	1,164
12.000% due 10/22/2015	COP	277,000	193
Export-Import Bank of China
4.875% due 07/21/2015		$2,050	2,236
5.250% due 07/29/2014		6,625	7,125
Guatemala Government Bond
9.250% due 08/01/2013		1,845	1,977
Hong Kong Government International Bond
5.125% due 08/01/2014		750	806
Indonesia Government International Bond
3.750% due 04/25/2022		1,700	1,704
4.875% due 05/05/2021		4,000	4,375
5.875% due 03/13/2020		24,600	28,474
6.625% due 02/17/2037		4,000	4,960
6.750% due 03/10/2014		5,800	6,220
6.875% due 03/09/2017		11,300	13,193
6.875% due 01/17/2018		4,500	5,338
7.250% due 04/20/2015		500	563
7.500% due 01/15/2016		100	116
8.500% due 10/12/2035		3,200	4,712
9.500% due 07/15/2031	IDR	163,000,000	22,024
10.000% due 02/15/2028		72,686,000	10,071
11.625% due 03/04/2019		$6,900	10,212
Korea Development Bank
8.000% due 01/23/2014		3,885	4,248
Korea Housing Finance Corp.
4.125% due 12/15/2015		3,500	3,721
Mexico Government International Bond
6.050% due 01/11/2040		300	389
6.750% due 09/27/2034		3,900	5,343
7.250% due 12/15/2016	MXN	58,200	4,785
8.300% due 08/15/2031		$200	311
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	17,400	22,409
Panama Government International Bond
6.700% due 01/26/2036		$100	136
7.250% due 03/15/2015		10,225	11,708
8.875% due 09/30/2027		2,700	4,205
Peru Government International Bond
7.125% due 03/30/2019		500	645
7.350% due 07/21/2025		8,300	11,703
8.375% due 05/03/2016		4,000	4,960
8.750% due 11/21/2033		6,600	10,857
Poland Government International Bond
4.000% due 10/27/2024		55	52
6.375% due 07/15/2019		250	295
Qatar Government International Bond
4.000% due 01/20/2015		1,400	1,478
5.250% due 01/20/2020		10,500	12,159
6.400% due 01/20/2040		5,600	7,154
Russia Government International Bond
4.500% due 04/04/2022		17,600	18,482
7.500% due 03/31/2030		51,501	61,960
12.750% due 06/24/2028		400	720
South Africa Government International Bond
5.250% due 05/16/2013	EUR	1,050	1,374
5.500% due 03/09/2020		$10,600	12,269
5.875% due 05/30/2022		750	897
6.875% due 05/27/2019		4,240	5,226
8.000% due 12/21/2018	ZAR	439,000	56,871
8.250% due 09/15/2017		176,500	23,169
Turkey Government International Bond
5.625% due 03/30/2021		$24,700	27,077
6.750% due 04/03/2018		4,600	5,244
6.750% due 05/30/2040		9,200	10,752
6.875% due 03/17/2036		3,700	4,358
7.000% due 03/11/2019		1,300	1,516
7.250% due 03/05/2038		2,900	3,574
Uruguay Government International Bond
7.625% due 03/21/2036		1,100	1,595
8.000% due 11/18/2022		9,190	12,981
Venezuela Government International Bond
7.000% due 03/31/2038		2,700	1,782
7.650% due 04/21/2025		2,700	1,877
7.750% due 10/13/2019		1,300	1,004
8.250% due 10/13/2024		13,300	9,676
9.375% due 01/13/2034		4,700	3,643
Vietnam Government International Bond
4.000% due 03/12/2028		10,000	8,431
6.875% due 01/15/2016		3,000	3,203

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	5,100	5,290
5.450% due 11/22/2017	3,300	3,422
6.800% due 11/22/2025	8,200	8,618
6.902% due 07/09/2020	2,100	2,280

Total Sovereign Issues (Cost $715,007)		782,813

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)	157,773	0

Total Common Stocks (Cost $845)		0

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 07/30/2012 (f)	3,000	2,673

Total Preferred Securities (Cost $2,824)		2,673

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 8.7%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.966% due 02/15/2013	$6,800	6,797

REPURCHASE AGREEMENTS 0.0%
Banc of America Securities LLC
0.170% due 07/02/2012	1,200	1,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $1,225. Repurchase proceeds are $1,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	852	852
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $873. Repurchase proceeds are $852.)

		2,052

U.S. TREASURY BILLS 0.0%
0.169% due 08/02/2012 - 05/30/2013 (d)(h)(k)	391	390

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 8.6%
PIMCO Short-Term Floating NAV Portfolio	48,703,650	488,011

Total Short-Term Instruments (Cost $497,301)		497,250

PURCHASED OPTIONS (m) 0.0%
(Cost $526)		27

Total Investments 105.0% (Cost $5,755,867)		$5,974,707
Written Options (n) (0.1%) (Premiums $7,210)		(7,328)
Other Assets and Liabilities (Net) (4.9%)		(276,783)

Net Assets 100.0%		$5,690,596

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $9,444 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $7,426 at a weighted average interest rate of (0.237%). On June 30, 2012, there were no open reverse repurchase agreements.

(j)	Securities with an aggregate market value of $874 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2012	757	$437

(k)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $16,273 and cash of $10 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$117,216	$(2,625)	$6,459
CDX.IG-16 5-Year Index	1.000%	06/20/2016	191,700	331	30

				$(2,294)	$6,489

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$54,500	$(2,466)	$(2,229)
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	AUD	1,000	87	74
Pay	6-Month EUR-EURIBOR	2.250%	09/21/2016	EUR	290,400	18,596	12,537

						$16,217	$10,382

(l)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.794%	$5,000	$501	$0	$501
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.435%	5,000	153	0	153
CSX Corp.	UAG	(0.880%	)	06/20/2017	0.579%	5,000	(75)	0	(75)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.424%	1,000	(35)	0	(35)
HCP, Inc.	BOA	(1.227%	)	03/20/2018	1.608%	5,000	100	0	100
Limited Brands, Inc.	GST	(2.410%	)	09/20/2017	2.505%	2,000	8	0	8
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.461%	5,000	(49)	0	(49)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	1.893%	10,500	155	327	(172)
Springleaf Finance Corp.	BOA	(1.370%	)	12/20/2017	11.029%	2,500	774	0	774
Springleaf Finance Corp.	RYL	(1.300%	)	12/20/2017	11.029%	2,500	779	0	779

							$2,311	$327	$1,984

Credit Default Swaps on Corporate, Loan, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	3.096%		$8,300	$634	$333	$301
American International Group, Inc.	DUB	5.000%	09/20/2013	0.940%		100	5	(13)	18
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	2.085%		4,100	(204)	(133)	(71)
ArcelorMittal	BRC	1.000%	09/20/2017	5.254%	EUR	10,000	(2,297)	(2,227)	(70)
ArcelorMittal	JPM	1.000%	09/20/2017	5.254%		7,100	(1,630)	(1,596)	(34)
Biomet, Inc.	FBF	8.000%	03/20/2014	1.717%		$1,473	158	0	158
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	2,800	14	(421)	435
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		$1,200	147	36	111
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%		1,590	(37)	(28)	(9)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		1,600	(15)	(7)	(8)
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%		500	(11)	(12)	1
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.534%		10,900	40	18	22
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		15,300	(145)	(60)	(85)
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.492%		1,000	(23)	(12)	(11)
Brazil Government International Bond	GST	1.000%	09/20/2016	1.345%		24,000	(331)	(792)	461
Brazil Government International Bond	GST	1.000%	12/20/2016	1.400%		9,000	(152)	(390)	238
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.345%		2,000	(28)	(70)	42
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%		9,350	(215)	(176)	(39)
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%		10,000	(73)	(94)	21
Brazil Government International Bond	MYC	1.470%	02/20/2017	1.436%		700	5	0	5
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		13,000	33	25	8
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.492%		2,240	(52)	(49)	(3)
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.532%		499	(13)	(14)	1
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	2.098%		13,000	841	0	841
Chesapeake Energy Corp.	FBF	1.710%	09/20/2012	5.625%		4,500	(38)	0	(38)
China Government International Bond	BOA	1.000%	09/20/2016	0.955%		3,100	7	16	(9)
China Government International Bond	BPS	1.000%	09/20/2015	0.750%		2,900	24	27	(3)
China Government International Bond	BRC	1.000%	09/20/2015	0.750%		4,000	33	38	(5)
China Government International Bond	BRC	1.000%	09/20/2016	0.955%		5,000	11	26	(15)
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		2,300	8	9	(1)
China Government International Bond	CBK	1.000%	09/20/2015	0.750%		1,400	12	13	(1)
China Government International Bond	CBK	1.000%	09/20/2016	0.955%		7,000	15	36	(21)
China Government International Bond	FBF	1.000%	09/20/2016	0.955%		6,000	14	30	(16)
China Government International Bond	GST	1.000%	12/20/2012	0.293%		4,700	17	21	(4)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		4,700	18	17	1
China Government International Bond	HUS	1.000%	09/20/2015	0.750%		1,100	9	10	(1)
China Government International Bond	HUS	1.000%	09/20/2016	0.955%		1,000	2	(26)	28
China Government International Bond	MYC	1.000%	09/20/2015	0.750%		3,100	26	25	1
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		8,300	18	41	(23)
China Government International Bond	RYL	1.000%	09/20/2015	0.750%		4,000	34	37	(3)
China Government International Bond	UAG	1.000%	03/20/2013	0.293%		12,100	66	54	12
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.650%		6,000	(17)	0	(17)
Continental AG	BRC	5.000%	12/20/2013	1.584%	EUR	2,200	143	103	40
Continental AG	UAG	5.000%	12/20/2013	1.584%		4,200	274	214	60
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.993%		$1,500	(243)	(176)	(67)
El Paso Corp.	BOA	5.000%	09/20/2014	0.921%		400	37	(30)	67
El Paso Corp.	FBF	5.000%	09/20/2014	0.921%		6,300	578	(466)	1,044
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.815%		600	3	(15)	18
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.815%		800	4	(20)	24
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.815%		800	4	(26)	30
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		900	(1)	(7)	6
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(3)	(7)	4
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.815%		300	1	(10)	11
France Government Bond	DUB	0.250%	09/20/2015	1.278%		700	(23)	(26)	3
France Government Bond	DUB	0.250%	03/20/2016	1.447%		7,200	(310)	(256)	(54)
France Government Bond	GST	0.250%	03/20/2016	1.447%		6,800	(292)	(227)	(65)
France Government Bond	JPM	0.250%	09/20/2015	1.278%		1,000	(32)	(35)	3
France Government Bond	MYC	0.250%	09/20/2016	1.576%		4,300	(230)	(203)	(27)
Frontier Communications Corp.	GST	5.000%	06/20/2019	7.114%		125	(13)	(14)	1
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		7,300	5	(74)	79
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		7,800	6	(83)	89
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		5,000	4	(52)	56
Gazprom Via Gaz Capital S.A.	DUB	1.490%	09/20/2017	3.007%		5,000	(341)	0	(341)
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.569%		1,400	3	(45)	48
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.666%		400	26	0	26
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.581%		5,000	243	0	243
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.629%		9,425	989	0	989
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.581%		3,540	10	0	10
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%		4,000	(115)	(657)	542
HCA, Inc.	FBF	5.000%	03/20/2014	1.643%		880	50	(132)	182
HSBC Finance Corp.	DUB	5.000%	09/20/2013	0.852%		120	7	11	(4)
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.862%		2,335	(94)	(90)	(4)
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.466%		22,200	(2,615)	(2,654)	39
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.862%		2,605	(104)	(101)	(3)
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.466%		16,800	(1,979)	(2,036)	57
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.569%		900	(21)	(34)	13
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.338%		4,250	(47)	(92)	45
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.862%		11,235	(449)	(468)	19
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.940%		391	(18)	(17)	(1)

Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.338%		6,250	(69)	(130)	61
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%		14,000	(318)	(579)	261
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		5,795	(232)	(272)	40
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.940%		360	(16)	(18)	2
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		2,490	(38)	(31)	(7)
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.367%		259	(5)	(5)	0
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		13,500	(207)	(305)	98
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.110%		9,900	(36)	(76)	40
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.240%		5,900	(60)	(147)	87
Mexico Government International Bond	GST	2.050%	09/20/2013	0.494%		210	5	0	5
Mexico Government International Bond	GST	1.000%	03/20/2015	0.926%		30,000	70	(595)	665
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%		4,900	(18)	(47)	29
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%		8,980	(138)	(138)	0
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		650	(3)	0	(3)
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.328%		870	(14)	(18)	4
Mexico Government International Bond	MYC	2.070%	09/20/2013	0.494%		530	14	0	14
Mexico Government International Bond	MYC	2.170%	09/20/2013	0.494%		120	3	0	3
Mexico Government International Bond	RYL	1.000%	12/20/2015	1.064%		5,000	(10)	(79)	69
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.926%		17,900	42	(324)	366
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.328%		2,240	(34)	(40)	6
Mexico Government International Bond	UAG	1.000%	09/20/2017	1.367%		240	(4)	(6)	2
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.704%		1,000	18	0	18
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.457%		13,000	454	0	454
Nokia OYJ	BRC	5.000%	09/20/2014	9.139%	EUR	9,300	(949)	(699)	(250)
Nokia OYJ	BRC	5.000%	06/20/2015	9.613%		2,600	(369)	(64)	(305)
Nokia OYJ	FBF	5.000%	06/20/2014	8.413%		5,800	(441)	60	(501)
Nokia OYJ	MYC	5.000%	06/20/2015	9.613%		2,500	(355)	(87)	(268)
NRG Energy, Inc.	BOA	5.000%	06/20/2016	4.858%		$1,500	10	28	(18)
NRG Energy, Inc.	BOA	5.000%	09/20/2016	5.053%		2,000	0	(12)	12
NRG Energy, Inc.	BPS	5.000%	09/20/2016	5.053%		2,300	0	(23)	23
NRG Energy, Inc.	DUB	5.000%	06/20/2016	4.858%		600	4	9	(5)
NRG Energy, Inc.	FBF	5.000%	06/20/2015	3.898%		1,000	33	(15)	48
NRG Energy, Inc.	FBF	5.000%	06/20/2016	4.858%		2,400	16	39	(23)
NRG Energy, Inc.	GST	5.000%	06/20/2016	4.858%		9,000	60	186	(126)
NRG Energy, Inc.	GST	5.000%	09/20/2017	5.835%		4,200	(145)	(200)	55
NRG Energy, Inc.	MYC	5.000%	09/20/2016	5.053%		4,800	(2)	(30)	28
NRG Energy, Inc.	UAG	5.000%	06/20/2015	3.898%		500	16	(8)	24
NRG Energy, Inc.	UAG	5.000%	06/20/2016	4.858%		1,000	7	19	(12)
Peru Government International Bond	MYC	1.960%	10/20/2016	1.415%		600	16	0	16
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		4,100	(60)	(141)	81
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.908%		2,300	8	(52)	60
Philippines Government International Bond	BPS	1.000%	06/20/2017	1.523%		3,550	(88)	(104)	16
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.908%		4,900	16	(110)	126
Philippines Government International Bond	CBK	1.000%	06/20/2017	1.523%		2,600	(64)	(90)	26
Philippines Government International Bond	CBK	1.770%	12/20/2017	1.654%		5,200	35	0	35
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.598%		4,500	207	0	207
Philippines Government International Bond	HUS	1.000%	06/20/2017	1.523%		5,300	(130)	(134)	4
Philippines Government International Bond	HUS	1.000%	09/20/2017	1.598%		240	(7)	(8)	1
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%		300	13	0	13
Philippines Government International Bond	UAG	2.260%	03/20/2013	0.279%		3,800	58	0	58
Philippines Government International Bond	UAG	1.000%	06/20/2017	1.523%		3,130	(77)	(117)	40
Philippines Government International Bond	UAG	1.000%	09/20/2017	1.598%		259	(8)	(8)	0
Poland Government International Bond	DUB	1.000%	12/20/2015	1.769%		13,520	(347)	(133)	(214)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		1,000	(1)	(2)	1
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		1,000	0	(2)	2
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.796%		2,100	11	(30)	41
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.666%		200	1	(2)	3
Russia Government International Bond	BPS	1.000%	06/20/2017	2.259%		6,850	(400)	(437)	37
Russia Government International Bond	CBK	1.000%	06/20/2017	2.259%		2,200	(128)	(101)	(27)
Russia Government International Bond	CBK	1.000%	09/20/2017	2.307%		600	(38)	(41)	3
Russia Government International Bond	DUB	1.000%	06/20/2017	2.259%		3,400	(198)	(211)	13
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		2,725	(159)	(142)	(17)
Russia Government International Bond	HUS	1.000%	06/20/2017	2.259%		18,375	(1,072)	(999)	(73)
Russia Government International Bond	HUS	1.000%	09/20/2017	2.307%		650	(42)	(41)	(1)
Russia Government International Bond	UAG	1.000%	06/20/2017	2.259%		2,800	(163)	(176)	13
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.925%		1,400	9	0	9
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.925%		3,000	22	0	22
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.586%		1,600	(44)	(45)	1
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.586%		3,360	(92)	(123)	31
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.635%		360	(11)	(13)	2
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.586%		1,300	(36)	(35)	(1)
South Africa Government International Bond	DUB	1.000%	06/20/2017	1.586%		1,320	(36)	(46)	10
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.943%		2,150	(152)	(83)	(69)
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.586%		13,085	(360)	(437)	77
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.635%		391	(12)	(12)	0
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.943%		4,500	(317)	(147)	(170)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.586%		1,305	(36)	(39)	3
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	6.889%		3,100	(753)	(469)	(284)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.228%		3,400	(1,031)	(615)	(416)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	2.636%		500	26	(55)	81
SunGard Data Systems, Inc.	CBK	5.000%	09/20/2014	2.636%		2,100	111	(234)	345
SunGard Data Systems, Inc.	FBF	5.000%	09/20/2014	2.636%		2,400	127	(270)	397
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	25,000	(1)	(40)	39
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.976%		20,620	(7)	(45)	38
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		$3,200	67	26	41
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		5,800	125	72	53
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.318%		2,300	52	24	28
Venezuela Government International Bond	BPS	5.000%	06/20/2017	8.776%		7,095	(1,017)	(951)	(66)
Venezuela Government International Bond	BRC	5.000%	06/20/2017	8.776%		800	(115)	(129)	14
Venezuela Government International Bond	CBK	5.000%	06/20/2017	8.776%		1,635	(235)	(189)	(46)
Venezuela Government International Bond	CBK	5.000%	09/20/2017	8.835%		391	(58)	(59)	1
Venezuela Government International Bond	DUB	5.000%	09/20/2017	8.835%		360	(54)	(59)	5
Venezuela Government International Bond	GST	5.000%	06/20/2017	8.776%		1,305	(187)	(165)	(22)
Venezuela Government International Bond	HUS	5.000%	06/20/2017	8.776%		11,435	(1,640)	(1,335)	(305)
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.179%		200	2	2	0
Wells Fargo & Co.	BRC	1.000%	03/20/2013	0.254%		2,000	12	(41)	53
Wells Fargo & Co.	CBK	1.000%	03/20/2013	0.254%		1,100	6	(25)	31
Wells Fargo & Co.	MYC	1.000%	03/20/2013	0.254%		900	5	(21)	26

							$(18,591)	$(25,279)	$6,688

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016		$16,400	$1,545	$1,464	$81
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016		2,200	207	198	9
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016		4,500	424	407	17
iTraxx Europe Crossover 9 Index	DUB	6.500%	06/20/2013	EUR	22,880	1,264	243	1,021
MCDX-18 5-Year Index	JPM	1.000%	06/20/2017		$22,500	(698)	(967)	269

						$2,742	$1,345	$1,397

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, loan, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	58,600	$795	$150	$645
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		127,600	2,024	680	1,344
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		74,300	1,227	443	784
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		77,700	2,603	58	2,545
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		78,500	2,723	170	2,553
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		39,000	613	(15)	628
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		353,700	6,119	375	5,744
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		26,000	567	204	363
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	60,600	5,355	136	5,219
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	445,800	889	53	836
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		445,800	889	29	860
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,502,000	2,119	345	1,774
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,000	353	89	264
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		248,000	350	62	288
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		103,000	72	(19)	91
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		7,000	5	(1)	6
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		20,000	198	19	179

							$26,901	$2,778	$24,123

(m)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$2,200	$136	$6
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	0
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,300	64	4
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,800	93	5
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	4,500	228	12

							$526	$27

(n)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$23,300	$0	$(66)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	23,300	0	(3)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	23,300	0	(66)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	23,300	0	(3)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	80,400	0	(773)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	80,400	0	(9)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	52,200	0	(358)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	52,200	0	(19)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	9,000	126	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	22,400	264	(634)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	22,400	421	(77)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	6,100	65	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	47,900	282	(784)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	47,900	1,290	(299)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	119,600	1,352	(3,385)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	119,600	2,345	(410)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,300	52	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,300	50	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	15,800	176	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,800	30	0

							$6,453	$(6,887)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$10,200	$62	$(37)
Put - OTC CDX.IG-18 5-Year Index	CBK	Sell	1.700%	12/19/2012	111,700	695	(404)

						$757	$(441)

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	110,230		$107,232	JPM	$0	$(5,418)	$(5,418)
07/2012	EUR	199,285		257,965	BPS	5,744	0	5,744
07/2012		93,418		121,150	BRC	2,917	0	2,917
07/2012		8,743		11,062	GSC	0	(2)	(2)
07/2012	GBP	16,202		25,569	GSC	194	0	194
07/2012		16,202		25,546	HUS	171	0	171
07/2012	IDR	14,980,497		1,579	JPM	0	(16)	(16)
07/2012		240,619,503		25,363	MSC	0	(255)	(255)
07/2012		255,600,000		27,134	UAG	0	(79)	(79)
07/2012	KRW	288,611		250	BRC	0	(2)	(2)
07/2012	MYR	127		41	JPM	1	0	1
07/2012		$207	AUD	205	RBC	3	0	3
07/2012		3,846	EUR	3,082	BPS	54	0	54
07/2012		17,135		13,459	BRC	0	(101)	(101)
07/2012		577		466	DUB	12	0	12
07/2012		1,276		1,026	HUS	24	(1)	23
07/2012		2,588		2,029	JPM	0	(21)	(21)
07/2012		5,087		4,070	RBC	63	0	63
07/2012		7,923		6,320	UAG	76	0	76
07/2012		574	GBP	369	JPM	4	0	4
07/2012		49,991		32,035	UAG	181	0	181
07/2012		1,621	IDR	14,980,497	JPM	0	(26)	(26)
07/2012		25,444		240,619,503	MSC	175	0	175
07/2012		26,942		255,600,000	UAG	271	0	271
07/2012		65	INR	3,341	JPM	0	(5)	(5)
07/2012		26,400		1,498,464	UAG	456	0	456
07/2012		256	KRW	288,611	UAG	0	(4)	(4)
07/2012		40	MYR	127	UAG	0	0	0
07/2012	ZAR	645,160		$77,094	DUB	0	(1,553)	(1,553)
08/2012	BRL	98,184		50,245	HUS	1,675	0	1,675
08/2012	EUR	3,082		3,847	BPS	0	(54)	(54)
08/2012	GBP	32,035		49,986	UAG	0	(182)	(182)
08/2012		$2,300	BRL	4,854	MSC	101	0	101
08/2012		14,100		29,807	UAG	645	0	645
08/2012		379	EUR	305	BRC	7	0	7
08/2012		25,000	MXN	351,688	BRC	1,254	0	1,254
08/2012		11,751		156,049	JPM	0	(102)	(102)
08/2012		292		4,014	UAG	8	0	8
08/2012		2,834	SGD	3,500	UAG	0	(70)	(70)
09/2012	CAD	9,364		$9,110	UAG	0	(72)	(72)
09/2012		$5,989	JPY	468,634	BPS	0	(121)	(121)
09/2012		249	KRW	288,611	BRC	2	0	2
10/2012	MYR	127		$39	UAG	0	0	0
10/2012		$901	PHP	39,420	CBK	35	0	35
01/2013	IDR	240,619,503		$24,561	MSC	0	(348)	(348)
01/2013		$1,377	IDR	13,482,400	JPM	19	0	19
02/2013	CNY	257,500		$40,971	CBK	637	0	637
02/2013		257,500		40,967	HUS	634	0	634
02/2013		221,101		34,946	UAG	314	0	314
02/2013		$6,871	CNY	43,100	BRC	0	(120)	(120)
02/2013		19,460		121,380	CBK	0	(447)	(447)
02/2013		29,800		185,565	GST	0	(734)	(734)
02/2013		53,109		333,056	JPM	0	(941)	(941)
02/2013		8,452		53,000	UAG	0	(150)	(150)
08/2013	CNY	65,000		$10,264	HUS	138	0	138
08/2013		$4,151	CNY	26,000	DUB	0	(100)	(100)
08/2013		3,021		19,000	RYL	0	(61)	(61)
08/2013		3,186		20,000	UAG	0	(71)	(71)
04/2014	CNY	25,000		$3,924	UAG	65	0	65
04/2014		$4,076	CNY	25,000	RYL	0	(218)	(218)

						$15,880	$(11,274)	$4,606

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$181,553	$0	$181,553
Corporate Bonds & Notes
Banking & Finance	8,400	1,049,679	3,403	1,061,482
Industrials	0	1,474,050	35,610	1,509,660
Utilities	0	462,198	310	462,508
Convertible Bonds & Notes
Industrials	0	1,500	0	1,500
Municipal Bonds & Notes
Alaska	0	151	0	151
California	0	129,797	0	129,797
District of Columbia	0	594	0	594
Illinois	0	1,125	0	1,125
Indiana	0	2,862	0	2,862
Iowa	0	1,890	0	1,890
Kentucky	0	1,497	0	1,497
Massachusetts	0	4,288	0	4,288
New Jersey	0	4,690	0	4,690
New York	0	45,032	0	45,032
Ohio	0	27,651	0	27,651
Tennessee	0	3,516	0	3,516
Texas	0	2,408	0	2,408
West Virginia	0	17,919	0	17,919
U.S. Government Agencies	0	494,954	699	495,653
U.S. Treasury Obligations	0	425,991	0	425,991
Mortgage-Backed Securities	0	231,816	92	231,908
Asset-Backed Securities	0	68,873	9,396	78,269
Sovereign Issues	0	782,813	0	782,813
Common Stocks	0	0	0	0
Preferred Securities
Banking & Finance	0	2,673	0	2,673
Short-Term Instruments
Certificates of Deposit	0	6,797	0	6,797
Repurchase Agreements	0	2,052	0	2,052
U.S. Treasury Bills	0	390	0	390
PIMCO Short-Term Floating NAV Portfolio	488,011	0	0	488,011
Purchased Options
Interest Rate Contracts	0	27	0	27
	$496,411	$5,428,786	$49,510	$5,974,707

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	21,171	0	21,171
Foreign Exchange Contracts	0	15,880	0	15,880
Interest Rate Contracts	437	36,734	0	37,171
	$437	$73,785	$0	$74,222

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(5,054)	0	(5,054)
Foreign Exchange Contracts	0	(11,274)	0	(11,274)
Interest Rate Contracts	0	(9,116)	0	(9,116)

	$0	$(25,444)	$0	$(25,444)

Totals	$496,848	$5,477,127	$49,510	$6,023,485

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$5,131	$127	$0	$3	$0	$579	$0	$(5,840)	$0	$0
Corporate Bonds & Notes
Banking & Finance	0	0	0	0	0	0	3,403	0	3,403	0
Industrials	35,854	0	(221)	4	(24)	(3)	0	0	35,610	3
Utilities	309	0	0	0	0	1	0	0	310	1
U.S. Government Agencies	696	0	0	(1)	0	4	0	0	699	4
Mortgage-Backed Securities	1,934	0	(116)	1	9	65	0	(1,801)	92	0
Asset-Backed Securities	10,903	0	0	13	0	554	0	(2,074)	9,396	552

Totals	$54,827	$127	$(337)	$20	$(15)	$1,200	$3,403	$(9,715)	$49,510	$560

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,403	Benchmark Pricing	Base Price	88.63
Industrials	35,610	Third Party Vendor	Broker Quote	99.00 - 114.50
Utilities	310	Third Party Vendor	Broker Quote	95.50
U.S. Government Agencies	699	Third Party Vendor	Broker Quote	120.88
Mortgage-Backed Securities	92	Benchmark Pricing	Base Price	100.28
Asset-Backed Securities	876	Third Party Vendor	Broker Quote	100.00
	8,520	Benchmark Pricing	Base Price	98.00

Total	$49,510

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO EM Fundamental IndexPLUS® TR Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.495% due 11/17/2013		$4,000	$3,984
2.745% due 05/02/2016		3,750	3,683
Springleaf Finance Corp.
5.500% due 05/10/2017		9,100	8,593

Total Bank Loan Obligations (Cost $16,375)			16,260

CORPORATE BONDS & NOTES 26.8%
BANKING & FINANCE 19.9%
Ally Financial, Inc.
6.750% due 12/01/2014		150	158
7.500% due 09/15/2020		600	677
8.300% due 02/12/2015		2,100	2,294
American Express Bank FSB
5.550% due 10/17/2012		600	608
American Express Centurion Bank
5.550% due 10/17/2012		1,500	1,521
American International Group, Inc.
3.750% due 11/30/2013		6,960	7,048
5.600% due 10/18/2016		700	762
5.850% due 01/16/2018		2,400	2,661
8.000% due 05/22/2068	EUR	1,300	1,594
8.175% due 05/15/2068		$9,600	10,464
Banco do Brasil S.A.
3.284% due 07/02/2014		1,500	1,504
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		4,700	4,771
Banco Santander Brasil S.A.
4.250% due 01/14/2016		1,900	1,886
4.500% due 04/06/2015		2,500	2,513
Bank of America Corp.
6.000% due 09/01/2017		11,770	12,722
6.500% due 08/01/2016		1,800	1,979
7.625% due 06/01/2019		18,405	21,684
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	108
Bank of Montreal
2.850% due 06/09/2015		400	424
Bank of Nova Scotia
1.650% due 10/29/2015		900	921
1.950% due 01/30/2017		200	206
Banque PSA Finance S.A.
2.361% due 04/04/2014		3,500	3,406
Barclays Bank PLC
0.668% due 09/11/2017		10,000	9,825
10.179% due 06/12/2021		400	474
BBVA Bancomer S.A.
4.500% due 03/10/2016		700	707
6.500% due 03/10/2021		6,200	6,293
7.250% due 04/22/2020		900	929
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,175	1,357
7.250% due 02/01/2018		36,900	44,188
BNP Paribas S.A.
1.369% due 01/10/2014		6,100	5,975
BPCE S.A.
2.375% due 10/04/2013		400	394
5.250% due 07/30/2014 (d)	EUR	700	589
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,500	3,504
Capital One Capital
10.250% due 08/15/2039		3,800	3,895
CBA Capital Trust		1,900	1,930
5.805% due 06/30/2015 (d)
CIT Group, Inc.
5.250% due 04/01/2014		1,200	1,248
Citigroup Capital
8.300% due 12/21/2077		400	402
Citigroup, Inc.
0.738% due 06/09/2016		30,500	26,445
1.317% due 02/15/2013		1,000	1,000
1.919% due 01/13/2014		2,700	2,689
2.467% due 08/13/2013		1,000	1,007
4.875% due 05/07/2015		4,795	4,923
5.000% due 09/15/2014		10,000	10,257
5.500% due 04/11/2013		2,600	2,674
5.500% due 10/15/2014		1,700	1,801
8.125% due 07/15/2039		25,000	33,508
8.500% due 05/22/2019		18,100	22,396

Commonwealth Bank of Australia
0.889% due 07/12/2013		2,500	2,510
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	400	371
8.125% due 10/26/2019 (d)		300	326
8.375% due 10/13/2019 (d)		$6,000	4,995
Dai-ichi Life Insurance Co. Ltd.		2,700	2,855
7.250% due 07/25/2021 (d)
Deutsche Bank AG
1.357% due 09/22/2015	EUR	900	1,040
Deutsche Bank Capital Trust		$3,900	2,633
4.901% due 06/30/2015 (d)
DNB Bank ASA
3.200% due 04/03/2017		1,800	1,823
Eksportfinans ASA
2.000% due 09/15/2015		1,000	896
5.500% due 05/25/2016		8,300	8,166
Export-Import Bank of Korea
4.000% due 01/29/2021		1,800	1,868
5.125% due 06/29/2020		400	448
5.875% due 01/14/2015		1,500	1,646
8.125% due 01/21/2014		3,400	3,720
Fifth Third Bancorp
0.888% due 12/20/2016		2,000	1,846
FIH Erhvervsbank A/S
0.838% due 06/13/2013		7,400	7,403
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		10,100	10,190
8.000% due 06/01/2014		100	111
General Electric Capital Corp.
0.659% due 10/06/2015		1,500	1,453
5.500% due 09/15/2067	EUR	100	115
General Electric Capital Services, Inc.
7.500% due 08/21/2035		$30,000	40,807
GMAC International Finance BV
7.500% due 04/21/2015	EUR	4,100	5,435
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		$5,000	5,360
6.125% due 02/14/2017	GBP	100	166
6.150% due 04/01/2018		$20,320	22,066
6.250% due 09/01/2017		3,900	4,247
6.750% due 10/01/2037		13,800	13,580
GSPA Monetization Trust
6.422% due 10/09/2029		1,651	1,581
HBOS PLC
0.667% due 09/06/2017		4,000	2,920
6.750% due 05/21/2018		1,300	1,229
HSBC Finance Corp.
6.676% due 01/15/2021		3,900	4,232
ING Bank NV
1.868% due 06/09/2014		2,100	2,073
2.500% due 01/14/2016		600	610
International Lease Finance Corp.
5.000% due 09/15/2012		1,300	1,313
6.500% due 09/01/2014		8,300	8,798
6.750% due 09/01/2016		700	756
Intesa Sanpaolo SpA
2.867% due 02/24/2014		2,300	2,161
6.500% due 02/24/2021		21,100	18,490
IPIC GMTN Ltd.
5.000% due 11/15/2020		500	536
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	6,300	7,934
1.211% due 09/30/2013		$5,400	5,421
1.218% due 05/02/2014		22,000	21,994
1.266% due 01/24/2014		5,000	5,015
5.750% due 01/02/2013		200	205
KeyBank N.A.
7.413% due 10/15/2027		3,050	3,429
Korea Finance Corp.
3.250% due 09/20/2016		1,000	1,030
LBG Capital PLC
8.000% due 06/15/2020 (d)		1,200	1,020
8.500% due 12/17/2021 (d)		100	93
Lincoln National Corp.
8.750% due 07/01/2019		2,100	2,650
Lloyds TSB Bank PLC
4.875% due 01/21/2016		1,200	1,261
Macquarie Bank Ltd.
6.625% due 04/07/2021		21,500	21,607
Macquarie Group Ltd.
7.300% due 08/01/2014		1,300	1,385

Merrill Lynch & Co., Inc.
0.968% due 08/09/2013	EUR	3,300	4,106
1.228% due 09/15/2026		$36,000	25,752
6.050% due 08/15/2012		600	603
6.875% due 04/25/2018		300	336
MetLife Institutional Funding
0.869% due 07/12/2012		16,350	16,351
Morgan Stanley
1.446% due 04/29/2013		800	789
2.967% due 05/14/2013		3,800	3,796
5.950% due 12/28/2017		600	617
6.000% due 04/28/2015		31,300	32,380
7.300% due 05/13/2019		13,600	14,719
National Australia Bank Ltd.
1.189% due 04/11/2014		13,200	13,213
Nationwide Building Society
6.250% due 02/25/2020		500	541
New York Life Global Funding
4.650% due 05/09/2013		200	206
Nordea Bank AB
2.125% due 01/14/2014		500	501
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,847
PNC Preferred Funding Trust
2.118% due 03/15/2017 (d)		2,000	1,507
Progressive Corp.
6.700% due 06/15/2067		16,400	17,074
Rabobank Group
6.875% due 03/19/2020	EUR	4,900	6,065
RCI Banque S.A.
2.339% due 04/11/2014		$8,400	8,168
Regions Bank
7.500% due 05/15/2018		21,800	24,580
Royal Bank of Scotland Group PLC
2.027% due 03/30/2015 (l)	CAD	6,300	5,139
3.950% due 09/21/2015		$22,500	22,939
6.934% due 04/09/2018	EUR	8,700	10,205
6.990% due 10/05/2017 (d)		$800	624
7.640% due 09/29/2017 (d)		600	405
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		1,600	1,885
Santander Issuances S.A.U.
5.911% due 06/20/2016		200	186
7.300% due 07/27/2019	GBP	5,600	7,279
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$5,000	5,250
SLM Corp.
3.125% due 09/17/2012	EUR	6,800	8,621
5.000% due 04/15/2015		$7,900	8,013
8.000% due 03/25/2020		3,600	3,960
SLM Corp. CPI Linked Bond
3.254% due 04/01/2014		4,202	4,128
4.004% due 11/01/2013		20,246	20,079
4.776% due 11/21/2013		4,345	4,298
Societe Generale S.A.
1.519% due 04/11/2014		33,400	32,340
5.922% due 04/05/2017 (d)		300	204
SSIF Nevada LP
1.167% due 04/14/2014		21,200	21,069
State Bank of India
2.616% due 01/21/2016		800	772
4.500% due 07/27/2015		1,000	1,018
Stone Street Trust
5.902% due 12/15/2015		3,200	3,277
Temasek Financial Ltd.
4.300% due 10/25/2019		300	337
Toyota Motor Credit Corp.
0.919% due 10/11/2013		24,200	24,319
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		900	835
UBS AG
2.250% due 08/12/2013		6,750	6,773
5.013% due 08/26/2013	AUD	10,902	11,175
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		$19,700	18,715
USB Capital
3.500% due 07/30/2012 (d)		3,700	2,853
USB Realty Corp.
1.614% due 01/15/2017 (d)		30,200	22,435
Wachovia Corp.
0.656% due 08/01/2013		500	501
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		52,600	57,991
Westpac Banking Corp.
1.191% due 03/31/2014		6,400	6,405
Weyerhaeuser Co.
7.375% due 03/15/2032		9,600	10,762

			1,031,083

INDUSTRIALS 6.0%
Altria Group, Inc.
7.750% due 02/06/2014		1,600	1,766
Amgen, Inc.
1.875% due 11/15/2014		30,000	30,487
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		6,700	6,758
Asciano Finance Ltd.
5.000% due 04/07/2018		20,000	20,928
Braskem Finance Ltd.
5.750% due 04/15/2021		800	826
7.000% due 05/07/2020		4,700	5,160
Continental Airlines, Inc.
6.750% due 09/15/2015		5,100	5,266
CSN Islands Corp.
6.875% due 09/21/2019		5,100	5,584
CSN Resources S.A.
6.500% due 07/21/2020		3,700	4,027
Daimler Finance North America LLC
1.668% due 09/13/2013		1,600	1,610
1.799% due 07/11/2013		25,600	25,782
Deutsche Telekom International Finance BV
5.875% due 08/20/2013		6,200	6,532
Dow Chemical Co.
6.000% due 10/01/2012		200	202
Enterprise Products Operating LLC
6.375% due 02/01/2013		3,100	3,190
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,100	5,356
Gerdau Trade, Inc.
5.750% due 01/30/2021		300	312
HJ Heinz Co.
5.350% due 07/15/2013		16,700	17,507
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		5,000	5,161
7.625% due 04/09/2019		800	993
Kellogg Co.
5.125% due 12/03/2012		8,500	8,660
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		10,145	11,640
Kraft Foods, Inc.
2.625% due 05/08/2013		2,400	2,436
5.250% due 10/01/2013		4,113	4,331
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,010
Pearson Dollar Finance PLC
5.500% due 05/06/2013		400	414
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	168
Petrobras International Finance Co.
3.875% due 01/27/2016		$4,400	4,566
5.875% due 03/01/2018		100	111
President and Fellows of Harvard College
6.500% due 01/15/2039		200	299
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		6,700	6,312
Sanofi
0.771% due 03/28/2014		34,990	35,138
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013		2,000	1,970
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013		41,000	41,334
Time Warner Cable, Inc.
6.200% due 07/01/2013		20,000	21,022
Total Capital Canada Ltd.
0.846% due 01/17/2014		16,862	16,948
Vale Overseas Ltd.
8.250% due 01/17/2034		1,200	1,545
Volkswagen International Finance NV
0.911% due 10/01/2012		7,600	7,606

			312,957

UTILITIES 0.9%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		300	375
British Telecommunications PLC
5.150% due 01/15/2013		3,000	3,068
Duke Energy Carolinas LLC
5.750% due 11/15/2013		100	107

Duke Energy Corp.
5.650% due 06/15/2013	2,225	2,326
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	700	740
Majapahit Holding BV
7.750% due 01/20/2020	1,800	2,155
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	500	523
NRG Energy, Inc.
7.375% due 01/15/2017	1,100	1,147
8.250% due 09/01/2020	1,200	1,248
NV Energy, Inc.
6.250% due 11/15/2020	1,000	1,122
Petroleos Mexicanos
5.500% due 06/27/2044	1,200	1,230
8.000% due 05/03/2019	100	128
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,700	1,814
7.875% due 06/10/2019	3,000	3,750
Qwest Corp.
3.718% due 06/15/2013	2,000	2,002
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	252	277
5.832% due 09/30/2016	711	764
6.750% due 09/30/2019	1,000	1,202
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,528
7.250% due 02/02/2020	4,700	5,302
7.500% due 03/13/2013	800	832
7.500% due 07/18/2016	300	335
7.875% due 03/13/2018	1,300	1,493
Verizon Communications, Inc.
1.071% due 03/28/2014	5,600	5,652
Virginia Electric and Power Co.
4.750% due 03/01/2013	4,735	4,867

		43,987

Total Corporate Bonds & Notes (Cost $1,363,629)		1,388,027

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.8%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	500	704
7.043% due 04/01/2050	1,100	1,557
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,100	1,431
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	2,000	2,313
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	200	240
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	4,400	4,988
6.603% due 07/01/2050	1,000	1,442
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	700	907
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,223
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	7,600	10,484
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	2,900	3,851
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115
7.021% due 08/01/2040	100	115
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	500	527
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	200	203
6.548% due 05/15/2048	7,355	9,651

		39,751

FLORIDA 0.0%
Miami-Dade County, Florida General Obligation Bonds, Series 2009
5.625% due 07/01/2038	2,100	2,365

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,113
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	7,000	7,767
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	6,800	8,649
Cook County, Illinois Township High School District No. 21 J Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2017	500	414

		17,943

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	800	896

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	119

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	274
Clark County, Nevada General Obligation Bonds, (AGM Insured), Series 2006
4.750% due 06/01/2030	300	320

		594

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	1,500	1,502
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,411
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.250% due 06/15/2036	4,700	5,292

		8,205

NEW YORK 0.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	5,500	6,458
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,700	5,392
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,111
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	500	571
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	600	662
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,213

		15,407

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,436
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	700	591
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	4,400	4,871

		6,898

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	115

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	2,600	3,378

WASHINGTON 0.1%
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	2,400	2,934

Total Municipal Bonds & Notes (Cost $81,409)		98,605

U.S. GOVERNMENT AGENCIES 58.9%
Fannie Mae
0.500% due 07/02/2015	41,000	40,980
0.595% due 07/25/2037	992	994
0.625% due 07/25/2037	962	965
0.645% due 09/25/2035	795	790
0.655% due 09/25/2035	1,366	1,359
0.695% due 09/25/2035	600	602
0.745% due 09/25/2041	24,395	24,500
0.965% due 06/25/2037	1,830	1,843

0.975% due 06/25/2040		7,488	7,533
0.985% due 03/25/2040		1,784	1,802
1.250% due 01/30/2017		14,200	14,446
2.500% due 07/17/2027 (a)		8,000	8,245
2.500% due 08/01/2027		3,000	3,087
3.000% due 07/01/2027		59,000	61,839
3.430% due 03/01/2022		11,433	12,400
3.500% due 09/01/2013 - 08/01/2042		561,222	590,201
4.000% due 07/01/2013 - 08/01/2042		864,441	920,677
4.500% due 07/01/2020 - 08/01/2042		469,895	504,599
5.000% due 02/13/2017 - 07/01/2035		34,404	37,751
5.375% due 07/15/2016 - 06/12/2017		3,200	3,853
5.500% due 09/01/2025 - 07/01/2042		440,470	480,686
6.000% due 11/01/2032 - 05/01/2037		10,911	12,030
Farm Credit Bank
7.561% due 12/15/2013 (d)		10,257	10,462
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037		7,723	7,684
Freddie Mac
0.642% due 03/15/2032		2	2
0.742% due 09/15/2041		13,164	13,204
0.792% due 07/15/2041		2,525	2,535
0.942% due 08/15/2037		1,591	1,604
0.952% due 10/15/2037		359	362
0.962% due 05/15/2037 - 09/15/2037		1,701	1,713
1.000% due 03/08/2017		14,200	14,300
1.000% due 06/29/2017 (i)		60,200	60,449
1.250% due 05/12/2017		3,200	3,248
1.750% due 05/30/2019		14,000	14,352
2.000% due 08/25/2016		500	526
2.375% due 01/13/2022		20,900	21,513
3.750% due 03/27/2019		1,300	1,505
4.000% due 08/01/2042		10,000	10,598
4.500% due 08/01/2040 - 08/01/2042		139,123	149,096
5.000% due 02/16/2017		1,500	1,783
5.500% due 08/23/2017 - 11/01/2037		933	1,058
Small Business Administration
6.220% due 12/01/2028		69	80

Total U.S. Government Agencies (Cost $3,022,083)			3,047,256

U.S. TREASURY OBLIGATIONS 25.6%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)		60,400	63,411
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		625	652
0.125% due 01/15/2022		10,064	10,670
0.625% due 07/15/2021 (i)		62,783	70,052
0.750% due 02/15/2042 (h)(i)		77,489	81,763
1.125% due 01/15/2021		3,050	3,517
1.250% due 07/15/2020		6,752	7,856
1.750% due 01/15/2028 (i)		20,648	25,943
2.000% due 01/15/2026		11,129	14,238
2.375% due 01/15/2025		10,497	13,860
2.375% due 01/15/2027 (h)(i)		127,670	171,766
2.500% due 01/15/2029 (f)(h)(i)		47,153	65,609
3.000% due 07/15/2012 (f)		65,519	65,565
3.875% due 04/15/2029		13,436	21,775
U.S. Treasury Notes
0.625% due 05/31/2017 (f)(i)		69,100	68,825
0.750% due 06/30/2017 (a)(f)		92,900	93,052
0.875% due 02/28/2017		13,600	13,725
1.000% due 03/31/2017 (f)		105,800	107,321
1.000% due 06/30/2019 (a)		23,000	22,826
1.125% due 05/31/2019 (i)		40,400	40,495
1.250% due 04/30/2019		21,200	21,450
1.375% due 11/30/2018		80,800	82,706
1.375% due 12/31/2018 (i)		68,994	70,595
1.375% due 02/28/2019		15,200	15,534
1.875% due 09/30/2017 (h)(i)		113,200	119,488
2.750% due 02/15/2019		7,100	7,886
3.125% due 05/15/2019		6,900	7,848
3.375% due 11/15/2019		20,700	23,967
3.625% due 08/15/2019		11,100	13,029

Total U.S. Treasury Obligations (Cost $1,296,983)			1,325,424

MORTGAGE-BACKED SECURITIES 3.3%
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	13,864	17,568
1.889% due 05/16/2047		258	327
2.089% due 05/16/2047		1,800	2,286
Banc of America Funding Corp.
5.026% due 02/20/2035		$5,314	5,105
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		1,591	1,508
5.807% due 02/24/2051		4,900	5,443

Banc of America Mortgage Securities, Inc.
3.112% due 06/25/2035		3,384	2,842
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.309% due 10/10/2045		10,411	10,649
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		1,995	1,859
2.633% due 08/25/2035		2,296	2,254
Chase Mortgage Finance Corp.
5.034% due 12/25/2035		2,810	2,443
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037		979	513
2.530% due 03/25/2036		2,376	1,941
Eclipse Ltd.
1.183% due 01/25/2020	GBP	9,786	13,134
European Loan Conduit
0.840% due 05/15/2019	EUR	153	166
Extended Stay America Trust
2.951% due 11/05/2027		$4,561	4,608
First Horizon Asset Securities, Inc.
2.616% due 10/25/2035		749	604
Granite Master Issuer PLC
0.424% due 12/20/2054		5,236	5,038
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	169	208
1.278% due 09/20/2044	GBP	3,351	5,052
1.298% due 09/20/2044		900	1,362
1.393% due 01/20/2044		137	207
GSR Mortgage Loan Trust
2.655% due 09/25/2035		$1,040	1,005
Harborview Mortgage Loan Trust
0.584% due 06/20/2035		1,978	1,564
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	1,300	1,653
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		$3,100	3,514
4.928% due 09/12/2037		5,496	5,581
5.447% due 06/12/2047		1,751	1,850
JPMorgan Mortgage Trust
2.721% due 08/25/2035		1,270	977
3.088% due 07/25/2035		4,684	4,342
5.500% due 04/25/2036		1,668	1,583
5.750% due 01/25/2036		64	59
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		1,137	1,137
Merrill Lynch Floating Trust
0.779% due 07/09/2021		14,456	14,173
Merrill Lynch Mortgage Investors, Inc.
5.248% due 09/25/2035		1,361	1,228
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		4,116	3,339
Morgan Stanley Capital, Inc.
5.439% due 02/12/2044		1,800	1,897
5.450% due 10/28/2033		528	531
5.610% due 04/15/2049		1,731	1,785
5.781% due 04/12/2049		4,138	4,255
Morgan Stanley Mortgage Loan Trust
0.505% due 04/25/2035		8,799	6,887
2.715% due 07/25/2035		2,699	1,934
MortgageIT Trust
0.525% due 10/25/2035		1,814	1,277
OBP Depositor LLC Trust
4.646% due 07/15/2045		4,600	5,293
Provident Funding Mortgage Loan Trust
2.845% due 10/25/2035		7,187	6,374
Wachovia Mortgage Loan Trust LLC
2.699% due 10/20/2035		2,100	1,675
WaMu Mortgage Pass-Through Certificates
0.535% due 12/25/2045		4,304	3,186
2.640% due 11/25/2046		7,698	5,776
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 03/25/2035		2,185	2,051

Total Mortgage-Backed Securities (Cost $171,396)			170,043

ASSET-BACKED SECURITIES 2.6%
ARES CLO Ltd.
0.717% due 02/24/2018		4,833	4,749
Babson CLO Ltd.
0.838% due 06/15/2016		589	583
Centurion CDO Ltd.
0.836% due 01/30/2016		1,756	1,739
Chase Issuance Trust
5.160% due 04/16/2018		100	115
Citibank Omni Master Trust
2.992% due 08/15/2018		4,600	4,833

Countrywide Asset-Backed Certificates
0.345% due 08/25/2037		6,895	6,471
Duane Street CLO
0.716% due 11/08/2017		12,685	12,475
Galaxy CLO Ltd.
0.746% due 04/17/2017		1,460	1,443
Globaldrive BV
2.731% due 08/20/2017	EUR	13,270	17,042
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		$2,700	2,620
Hillmark Funding
0.717% due 05/21/2021		5,800	5,502
HSBC Home Equity Loan Trust
1.184% due 11/20/2036		6,783	6,666
Morgan Stanley ABS Capital
0.565% due 11/25/2035		5,456	4,994
Penta CLO S.A.
1.166% due 06/04/2024	EUR	3,873	4,461
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$2,053	2,049
SLC Student Loan Trust
4.750% due 06/15/2033		6,515	6,261
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	8,704	10,312
3.492% due 05/16/2044		$2,414	2,505
3.500% due 08/17/2043		3,409	3,353
Soundview Home Equity Loan Trust
0.375% due 12/25/2036		4,107	3,463
South Texas Higher Education Authority, Inc.
0.961% due 10/01/2020		19,875	19,838
Venture CDO Ltd.
0.686% due 07/22/2021		9,500	8,937
Wind River CLO Ltd.
0.798% due 12/19/2016		2,202	2,145

Total Asset-Backed Securities (Cost $134,508)			132,556

SOVEREIGN ISSUES 4.6%
Canada Housing Trust
2.650% due 03/15/2022	CAD	1,000	1,016
3.350% due 12/15/2020		1,600	1,721
3.800% due 06/15/2021		1,100	1,224
Indonesia Government International Bond
7.500% due 01/15/2016		$2,900	3,360
Korea Development Bank
3.500% due 08/22/2017		2,400	2,513
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,000	1,063
Mexico Government International Bond
6.250% due 06/16/2016	MXN	43,500	3,438
6.500% due 06/10/2021		309,000	25,169
6.500% due 06/09/2022		45,000	3,662
7.750% due 12/14/2017		38,100	3,244
10.000% due 12/05/2024		10,300	1,084
Province of British Columbia
3.250% due 12/18/2021	CAD	200	208
4.300% due 06/18/2042		300	351
Province of Ontario
1.600% due 09/21/2016		$7,800	7,952
3.000% due 07/16/2018		22,700	24,428
3.150% due 06/02/2022	CAD	44,200	44,858
4.000% due 10/07/2019		$2,000	2,278
4.000% due 06/02/2021	CAD	5,500	5,986
4.200% due 03/08/2018		200	219
4.200% due 06/02/2020		19,100	21,059
4.300% due 03/08/2017		1,000	1,090
4.400% due 06/02/2019		900	1,002
4.400% due 04/14/2020		$1,300	1,515
4.600% due 06/02/2039	CAD	600	707
5.500% due 06/02/2018		300	349
5.850% due 03/08/2033		1,400	1,871
Province of Quebec
2.750% due 08/25/2021		$48,400	50,205
3.500% due 07/29/2020		7,300	8,050
3.500% due 12/01/2022	CAD	4,600	4,757
4.250% due 12/01/2021		1,100	1,211
4.500% due 12/01/2017		100	111
4.500% due 12/01/2018		500	557
Qatar Government International Bond
6.400% due 01/20/2040		$1,600	2,044
Russia Government International Bond
3.250% due 04/04/2017		3,200	3,228
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		2,000	2,003
Turkey Government International Bond
6.875% due 03/17/2036		5,000	5,889
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,000	1,037

Total Sovereign Issues (Cost $230,185)			240,459

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		1,639	1,844

Total Convertible Preferred Securities (Cost $1,840)			1,844

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Farm Credit Bank
10.000% due 12/15/2020 (d)		1,000	1,166
GMAC Capital Trust
8.125% due 02/15/2040		50,000	1,203

Total Preferred Securities (Cost $2,280)			2,369

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.7%
CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 06/28/2013		$37,200	36,813
0.753% due 08/17/2012		8,100	8,092
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		13,200	13,126
0.000% due 11/06/2012		3,300	3,300

			61,331

COMMERCIAL PAPER 0.1%
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012		4,900	4,900

REPURCHASE AGREEMENTS 1.7%
Banc of America Securities LLC
0.170% due 07/02/2012		19,200	19,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $19,597. Repurchase proceeds are $19,200.)
JPMorgan Securities, Inc.
0.190% due 07/02/2012		60,400	60,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 3.250% due 03/31/2017 valued at $61,792. Repurchase proceeds are $60,401)
0.190% due 07/17/2012		7,900	7,900
(Dated 07/02/2012. Collateralized by Federal Home Loan Bank 0.500% due 06/05/2014 valued at $8,073. Repurchase proceeds are $7,900)
State Street Bank and Trust Co.
0.010% due 07/02/2012		245	245
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $254. Repurchase proceeds are $245.)

			87,745

JAPAN TREASURY BILLS 8.9%
0.099% due 09/10/2012 - 09/24/2012 (b)	JPY	36,680,000	458,794

U.S. TREASURY BILLS 0.0%
0.169% due 05/02/2013 (f)		$700	699

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 2.8%
PIMCO Short-Term Floating NAV Portfolio	14,225,615	142,541
PIMCO Short-Term Floating NAV Portfolio III	2,529	25

		142,566

Total Short-Term Instruments (Cost $760,048)		756,035

Total Investments 138.7% (Cost $7,080,736)		$7,178,878
Written Options (k) (0.0%) (Premiums $8,424)		(1,148)
Other Assets and Liabilities (Net) (38.7%)		(2,002,671)

Net Assets 100.0%		$5,175,059

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units ):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $5,951 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $63,411 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	(0.030%)	06/29/2012	07/02/2012	$63,949	$(63,948)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $157,708 at a weighted average interest rate of 0.088%.

(h)	Securities with an aggregate market value of $2,004 and cash of $28 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	530	$121
90-Day Eurodollar March Futures	Long	03/2015	949	262
90-Day Eurodollar September Futures	Long	09/2015	113	69
Euro-Bund 10-Year Bond September Futures	Short	09/2012	26	10
U.S. Treasury 10-Year Note September Futures	Long	09/2012	624	360

				$822

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $23,938 and cash of $42 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$622,300	$3,452	$6,593

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$97,500	$401	$403
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	103,800	(5,569)	(7,858)

					$(5,168)	$(7,455)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.798%	$300	$15	$(4)	$19
American International Group, Inc.	DUB	1.000%	12/20/2020	2.597%	7,900	(855)	(1,644)	789
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	300	(32)	(66)	34
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%	2,600	41	40	1
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%	10,900	228	229	(1)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2021	1.600%	5,300	(241)	(172)	(69)
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.242%	7,000	(67)	(51)	(16)
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.368%	14,100	(241)	(286)	45
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%	9,900	25	12	13
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%	6,500	(150)	(62)	(88)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%	13,100	(124)	(44)	(80)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	14,300	(167)	(21)	(146)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%	6,400	16	9	7
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%	1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%	400	(3)	(1)	(2)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%	1,000	(4)	(10)	6
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%	13,100	(303)	(122)	(181)

Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%		7,200	(36)	(90)	54
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.310%		10,700	(125)	(16)	(109)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		9,900	26	15	11
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%		500	(2)	(7)	5
Brazil Government International Bond	GST	1.000%	06/20/2017	1.492%		9,800	(226)	(144)	(82)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		300	(1)	(8)	7
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		900	(5)	(9)	4
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		1,400	(8)	(16)	8
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		18,500	(427)	(192)	(235)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		300	2	4	(2)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		4,400	17	(13)	30
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		700	3	8	(5)
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		3,800	14	41	(27)
China Government International Bond	HUS	1.000%	06/20/2017	1.152%		5,800	(40)	(28)	(12)
China Government International Bond	JPM	1.000%	06/20/2017	1.152%		4,200	(29)	(20)	(9)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		5,000	(9)	(38)	29
France Government Bond	DUB	0.250%	12/20/2015	1.369%		3,100	(117)	(190)	73
France Government Bond	HUS	0.250%	09/20/2016	1.576%		300	(16)	(11)	(5)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		500	(21)	(17)	(4)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		700	(26)	(14)	(12)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		13,500	(581)	(417)	(164)
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		7,100	5	(137)	142
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		7,100	5	(144)	149
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%		2,200	(31)	(44)	13
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.454%		14,200	(227)	(150)	(77)
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.515%		17,900	(367)	(418)	51
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%		4,000	349	142	207
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.405%		2,600	(273)	(180)	(93)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%		3,500	(66)	(59)	(7)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.502%		1,400	(26)	(26)	0
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.405%		800	(84)	(57)	(27)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%		1,600	(167)	(108)	(59)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%		1,400	(26)	(24)	(2)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		1,800	(189)	(125)	(64)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		300	4	4	0
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%		3,500	26	(27)	53
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%		2,200	12	(5)	17
Japan Government International Bond	BRC	1.000%	03/20/2017	0.845%		600	4	(5)	9
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%		6,200	88	(58)	146
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%		500	3	(4)	7
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%		6,300	33	(19)	52
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		27,200	385	102	283
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		2,000	28	(20)	48
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%		400	2	(1)	3
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		300	(13)	(9)	(4)
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		6,100	(154)	(88)	(66)
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%		1,900	(94)	(106)	12
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		200	(5)	(3)	(2)
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%		6,400	(620)	(364)	(256)
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		200	(5)	(3)	(2)
MetLife, Inc.	GST	1.000%	03/20/2015	2.201%		2,000	(63)	(121)	58
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%		3,500	(151)	(225)	74
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%		5,600	(242)	(332)	90
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		10,600	(163)	(59)	(104)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		400	1	(9)	10
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.110%		13,400	(50)	(65)	15
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		2,000	6	4	2
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		400	1	(9)	10
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.926%		200	0	(5)	5
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%		12,600	(69)	31	(100)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		4,000	(61)	(40)	(21)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%		5,200	(80)	(47)	(33)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		8,800	30	23	7
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		5,700	(88)	(61)	(27)
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%		4,400	(67)	(20)	(47)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		11,700	39	29	10
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.328%		9,600	(147)	(127)	(20)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%		5,700	(21)	(35)	14
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		5,300	(82)	(51)	(31)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%		7,200	0	(84)	84
Morgan Stanley	BRC	1.000%	09/20/2012	2.400%		200	(1)	(4)	3
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.010%		2,900	0	(59)	59
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.211%		6,700	(319)	(131)	(188)
Republic of Germany	BOA	0.250%	09/20/2016	0.783%		14,000	(308)	(252)	(56)
Republic of Germany	CBK	0.250%	06/20/2017	0.964%		17,000	(583)	(492)	(91)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		4,200	(33)	(41)	8
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		10,400	38	(54)	92
Republic of Korea	HUS	1.000%	06/20/2017	1.174%		2,500	(20)	(24)	4
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		16,100	(128)	(157)	29
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		1,400	3	(14)	17
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		12,500	26	(129)	155
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.343%	EUR	4,400	(19)	(62)	43
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.457%		6,200	(78)	(12)	(66)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		$1,100	24	19	5
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		2,000	44	46	(2)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		400	8	2	6
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		1,300	25	6	19
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		400	9	7	2

							$(7,396)	$(7,869)	$473

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	BOA	(1.000%)	12/20/2016	EUR	17,500	$612	$430	$182
iTraxx Europe 16 Index	BRC	(1.000%)	12/20/2016		117,800	4,122	3,015	1,107
iTraxx Europe 16 Index	MYC	(1.000%)	12/20/2016		59,300	2,076	1,552	524

						$6,810	$4,997	$1,813

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$16,900	$1,252	$1,626	$(374)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	66	117	(51)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	22,000	1,629	1,440	189
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	500	37	57	(20)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,700	126	191	(65)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	5,000	403	685	(282)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	1,700	137	109	28
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	7,500	604	960	(356)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	2,400	193	319	(126)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	4,100	330	502	(172)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,000	81	131	(50)

					$4,858	$6,137	$(1,279)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	6,800	$9	$1	$8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		30,000	21	3	18
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		182,000	129	(68)	197
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		52,000	36	(23)	59
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		38,000	27	(24)	51
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		13,000	10	(2)	12
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		27,000	7	(7)	14

							$239	$(120)	$359

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (7)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAEMLT Index	234,807	1-Month USD-LIBOR plus a specified spread	$440,437	07/31/2012	BOA	$19,897
Receive	ERAEMLT Index	44,646	1-Month USD-LIBOR plus a specified spread	83,745	10/31/2012	BOA	3,783
Receive	ERAEMLT Index	109,650	1-Month USD-LIBOR plus a specified spread	205,675	02/28/2013	BOA	9,304
Receive	ERAEMLT Index	133,748	1-Month USD-LIBOR plus a specified spread	250,876	03/28/2013	BOA	11,346
Receive	ERAEMLT Index	257,389	1-Month USD-LIBOR plus a specified spread	495,827	04/15/2013	BOA	9,021
Receive	ERAEMLT Index	230,947	1-Month USD-LIBOR plus a specified spread	444,889	05/15/2013	BOA	8,091
Receive	ERAEMLT Index	68,251	1-Month USD-LIBOR plus a specified spread	128,022	05/31/2013	BOA	5,780
Receive	ERAEMLT Index	199,330	1-Month USD-LIBOR plus a specified spread	386,000	06/17/2013	BOA	4,965
Receive	ERAEMLT Index	295,888	1-Month USD-LIBOR plus a specified spread	580,597	06/28/2013	BOA	0
Receive	ERAEMLT Index	184,194	1-Month USD-LIBOR plus a specified spread	354,826	03/15/2013	FBF	6,480
Receive	ERAEMLT Index	287,441	1-Month USD-LIBOR plus a specified spread	539,165	03/28/2013	FBF	24,437
Receive	ERAEMLT Index	141,569	1-Month USD-LIBOR plus a specified spread	265,546	07/31/2012	JPM	11,996
Receive	ERAEMLT Index	172,181	1-Month USD-LIBOR plus a specified spread	322,966	01/31/2013	JPM	14,614
Receive	ERAEMLT Index	123,400	1-Month USD-LIBOR plus a specified spread	231,466	02/28/2013	JPM	10,443
Receive	ERAEMLT Index	105,204	1-Month USD-LIBOR plus a specified spread	197,336	05/31/2013	JPM	8,896

							$149,053

(7)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	265	$78	$(70)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	265	50	(54)

				$128	$(124)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$21,400	$122	$(3)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	25,500	96	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	13,000	109	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,600	11	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,800	35	(3)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	37,300	263	(47)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,900	77	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,400	46	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	54,000	150	(20)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	455	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	14,900	153	(1)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	16,600	199	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,600	237	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	67,100	463	(3)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	82,100	406	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	83,400	661	(4)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	120,300	1,168	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	24,200	52	(5)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	24,500	132	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	9,500	88	(155)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	9,500	183	(59)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,400	94	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	142,900	861	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	24,500	110	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	14,300	134	(234)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	14,300	278	(89)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,200	80	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	41,100	168	(9)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	20,200	91	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	60,900	844	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	48,900	363	(249)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	2,000	12	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	13,000	98	(127)

							$8,239	$(1,015)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$2,100	$19	$(3)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	2,400	31	(4)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$57	$(9)

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.027%	03/30/2015	03/03/2011 - 03/07/2011	$5,778	$5,139	0.10%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$9,000	$9,729	$(9,741)
Fannie Mae	6.000%	08/01/2042	3,000	3,290	(3,297)

				$13,019	$(13,038)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	21,530		$20,953	FBF	$0	$(1,050)	$(1,050)
07/2012	EUR	14,529		18,127	BPS	0	(259)	(259)
07/2012		14,529		18,214	CBK	0	(172)	(172)
07/2012		7,646		9,608	FBF	0	(68)	(68)
07/2012		15,607		19,747	GSC	0	(3)	(3)
07/2012		11,810		14,876	HUS	0	(69)	(69)
07/2012		10,263		12,846	JPM	0	(142)	(142)
07/2012		45		57	UAG	0	0	0
07/2012	GBP	9,734		15,361	GSC	117	0	117
07/2012		9,735		15,349	HUS	103	0	103
07/2012	IDR	30,320,538		3,246	BPS	18	0	18
07/2012		26,176,288		2,759	HUS	0	(28)	(28)
07/2012		4,144,250		437	JPM	0	(4)	(4)
07/2012		$10,796	AUD	10,736	JPM	176	0	176
07/2012		92,831	EUR	74,384	BPS	1,302	0	1,302
07/2012		2,464		1,900	BRC	0	(59)	(59)
07/2012		2,757		2,100	UAG	0	(99)	(99)
07/2012		968	GBP	617	BRC	0	(2)	(2)
07/2012		29,419		18,852	UAG	107	0	107
07/2012		3,196	IDR	30,320,538	BPS	32	0	32
07/2012		2,897		26,176,288	HUS	0	(110)	(110)
07/2012		440		4,144,250	JPM	1	0	1
08/2012	EUR	74,384		$92,856	BPS	0	(1,300)	(1,300)
08/2012	GBP	18,852		29,416	UAG	0	(107)	(107)
08/2012	MXN	4,513		319	BRC	0	(18)	(18)
08/2012		378,979		26,651	HUS	0	(1,641)	(1,641)
08/2012		2,309		177	JPM	4	0	4
08/2012		56,145		4,014	MSC	0	(178)	(178)
08/2012		44,250		3,052	UAG	0	(251)	(251)
08/2012		$507	GBP	326	JPM	3	0	3
08/2012		108	MXN	1,511	JPM	5	0	5
08/2012		110		1,511	UAG	3	0	3
09/2012	CAD	94,706		$92,135	BRC	0	(725)	(725)
09/2012	EUR	20,147		25,139	CBK	0	(375)	(375)
09/2012	JPY	11,980,000		151,257	BRC	1,226	0	1,226
09/2012		2,830,000		35,638	CBK	193	0	193
09/2012		670,066		8,359	JPM	4	(36)	(32)
09/2012		22,378,222		284,055	UAG	3,825	(20)	3,805
09/2012		$3,219	EUR	2,559	JPM	21	0	21
09/2012		2,933		2,328	MSC	15	0	15
09/2012		115	JPY	8,994	BPS	0	(2)	(2)
02/2013	CNY	8,230		$1,304	BRC	15	0	15
02/2013		11,961		1,900	FBF	27	0	27
02/2013		32,839		5,200	UAG	56	0	56
02/2013		$8,400	CNY	53,029	CBK	0	(94)	(94)

						$7,253	$(6,812)	$441

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$16,260	$0	$16,260
Corporate Bonds & Notes
Banking & Finance	0	1,027,998	3,085	1,031,083
Industrials	0	312,957	0	312,957
Utilities	0	43,987	0	43,987
Municipal Bonds & Notes
California	0	39,751	0	39,751
Florida	0	2,365	0	2,365
Illinois	0	17,943	0	17,943
Louisiana	0	896	0	896
Nebraska	0	119	0	119
Nevada	0	594	0	594
New Jersey	0	8,205	0	8,205
New York	0	15,407	0	15,407
Ohio	0	6,898	0	6,898
Tennessee	0	115	0	115
Texas	0	3,378	0	3,378
Washington	0	2,934	0	2,934
U.S. Government Agencies	0	3,039,572	7,684	3,047,256
U.S. Treasury Obligations	0	1,325,424	0	1,325,424
Mortgage-Backed Securities	0	170,043	0	170,043
Asset-Backed Securities	0	127,054	5,502	132,556
Sovereign Issues	0	240,459	0	240,459
Convertible Preferred Securities
Banking & Finance	1,844	0	0	1,844
Preferred Securities
Banking & Finance	1,203	1,166	0	2,369
Short-Term Instruments
Certificates of Deposit	0	61,331	0	61,331
Commercial Paper	0	4,900	0	4,900
Repurchase Agreements	0	87,745	0	87,745
Japan Treasury Bills	0	458,794	0	458,794
U.S. Treasury Bills	0	699	0	699
PIMCO Short-Term Floating NAV Portfolios	142,566	0	0	142,566
	$145,613	$7,016,994	$16,271	$7,178,878

Short Sales, at value	$0	$(13,038)	$0	$(13,038)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	11,790	0	11,790
Equity Contracts	0	149,053	0	149,053
Foreign Exchange Contracts	0	7,253	0	7,253
Interest Rate Contracts	822	762	0	1,584
	$822	$168,858	$0	$169,680

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,190)	0	(4,190)
Foreign Exchange Contracts	0	(6,812)	0	(6,812)
Interest Rate Contracts	0	(8,997)	(9)	(9,006)

	$0	$(19,999)	$(9)	$(20,008)

Totals	$146,435	$7,152,815	$16,262	$7,315,512

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$3,080	$0	$(5)	$(2)	$0	$12	$0	$0	$3,085	$12
U.S. Government Agencies	100,007	(91,974)	(391)	0	2	40	0	0	7,684	0
Asset-Backed Securities	7,187	0	(86)	13	3	124	0	(1,739)	5,502	88

	$110,274	$(91,974)	$(482)	$11	$5	$176	$0	$(1,739)	$16,271	$100
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)	$0	$0	$0	$0	$1	$0	$0	$(9)	$1

Totals	$110,264	$(91,974)	$(482)	$11	$5	$177	$0	$(1,739)	$16,262	$101

(iv)	The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,582	Third Party Vendor	Broker Quote	95.78
	1,503	Benchmark Pricing	Base Price	100.25
U.S. Government Agencies	7,684	Third Party Vendor	Broker Quote	99.50
Asset-Backed Securities	5,502	Benchmark Pricing	Base Price	94.97

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(9)	Indicative Market Quotations	Broker Quote	0.16 - 0.21

Total	$16,262

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Local Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 0.0%
CORPORATE BONDS & NOTES 0.0%
Qtel International Finance Ltd.
3.375% due 10/14/2016		$200	$208
6.500% due 06/10/2014		3,100	3,392

Total Bermuda (Cost $3,530)			3,600

BRAZIL 7.3%
CORPORATE BONDS & NOTES 0.9%
Banco Bradesco S.A.
2.566% due 05/16/2014		$4,100	4,097
Banco do Brasil S.A.
3.284% due 07/02/2014		6,900	6,916
4.500% due 01/22/2015		4,860	5,164
Banco Santander Brasil S.A.
2.568% due 03/18/2014		54,250	52,237
Banco Votorantim Ltd.
3.461% due 03/28/2014		11,900	11,887
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	5,750	4,285
Petrobras International Finance Co.
2.875% due 02/06/2015		$36,900	37,550

			122,136

SOVEREIGN ISSUES 6.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	1,345,614	687,940
10.000% due 01/01/2021		251,136	125,649

			813,589

Total Brazil (Cost $941,831)			935,725

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Bank of Montreal
2.850% due 06/09/2015		$14,000	14,828

Total Canada (Cost $14,499)			14,828

CAYMAN ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Hyundai Capital Auto Funding Ltd.
1.243% due 09/20/2016		$8,000	7,870

Total Cayman Islands (Cost $7,859)			7,870

CHILE 0.4%
CORPORATE BONDS & NOTES 0.3%
Banco Santander Chile
2.467% due 02/14/2014		$15,000	14,773
2.875% due 11/13/2012		25,000	25,063
3.750% due 09/22/2015		100	101
Codelco, Inc.
4.750% due 10/15/2014		1,000	1,069

			41,006

SOVEREIGN ISSUES 0.1%
Bonos de la Tesoreria de la Republica
4.500% due 10/15/2023 (c)	CLP	1,583,915	3,745
Bonos del Banco Central de Chile en UF
3.000% due 05/01/2017 (c)		678,821	1,387
3.000% due 07/01/2018 (c)		1,267,132	2,611
3.000% due 10/01/2018 (c)		33,941	69

			7,812

Total Chile (Cost $47,185)			48,818

COLOMBIA 2.8%
CORPORATE BONDS & NOTES 0.3%
Empresas Publicas de Medellin ESP
8.375% due 02/01/2021	COP	57,026,000	34,693

SOVEREIGN ISSUES 2.5%
9.750% due 07/26/2028		31,200,000	24,404
Colombia Government International Bond
4.018% due 03/17/2013		$2,985	3,045
7.750% due 04/14/2021	COP	29,773,000	20,846
8.250% due 12/22/2014		$2,040	2,397
9.850% due 06/28/2027	COP	127,314,000	108,358
12.000% due 10/22/2015		232,943,000	162,487

			321,537

Total Colombia (Cost $293,370)			356,230

EGYPT 0.0%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.468% due 12/20/2012		$2,851	2,652
3.989% due 04/08/2013		1,240	1,153

			3,805

SOVEREIGN ISSUES 0.0%
Egypt Government International Bond
8.750% due 07/18/2012	EGP	10,800	1,744

Total Egypt (Cost $5,989)			5,549

FRANCE 0.0%
CORPORATE BONDS & NOTES 0.0%
Vivendi S.A.
2.400% due 04/10/2015		$1,950	1,932

Total France (Cost $1,950)			1,932

GERMANY 1.1%
CORPORATE BONDS & NOTES 1.1%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$132,650	139,302

Total Germany (Cost $138,481)			139,302

GUATEMALA 0.0%
SOVEREIGN ISSUES 0.0%
Guatemala Government Bond
9.250% due 08/01/2013		$840	900

Total Guatemala (Cost $893)			900

HUNGARY 0.4%
SOVEREIGN ISSUES 0.4%
Hungary Government Bond
5.500% due 02/12/2014	HUF	730,040	3,151
5.500% due 02/12/2016		6,319,600	26,401
6.000% due 10/24/2012		537,300	2,372
6.500% due 06/24/2019		620,000	2,585
6.750% due 11/24/2017		478,000	2,039
7.500% due 11/12/2020		4,270,000	18,688

Total Hungary (Cost $65,596)			55,236

INDIA 0.1%
CORPORATE BONDS & NOTES 0.1%
ICICI Bank Ltd.
2.217% due 02/24/2014		$7,800	7,566
6.625% due 10/03/2012		3,500	3,539
State Bank of India
4.500% due 07/27/2015		1,000	1,017

Total India (Cost $12,354)			12,122

INDONESIA 6.7%
SOVEREIGN ISSUES 6.7%
Indonesia Government International Bond
6.750% due 03/10/2014		$2,440	2,617
7.000% due 05/15/2022	IDR	11,000,000	1,248
7.375% due 09/15/2016		74,741,000	8,577
8.250% due 07/15/2021		355,000,000	43,266
8.250% due 06/15/2032		570,819,000	69,680
8.375% due 09/15/2026		670,297,000	82,769
9.500% due 07/15/2023		112,807,000	14,825
9.500% due 07/15/2031		862,533,000	116,542
9.500% due 05/15/2041		333,047,000	45,873
10.000% due 07/15/2017		79,000,000	10,066
10.000% due 09/15/2024		268,000,000	36,668
10.000% due 02/15/2028		503,351,000	69,739
10.500% due 08/15/2030		958,989,000	139,717
10.500% due 07/15/2038		295,238,000	44,329
11.000% due 12/15/2012		127,850,000	13,984
11.000% due 10/15/2014		85,000,000	10,214
11.000% due 11/15/2020		618,548,000	87,032
11.000% due 09/15/2025		170,000,000	24,984
11.250% due 05/15/2014		850,000	101
11.500% due 09/15/2019		46,330,000	6,510
12.800% due 06/15/2021		166,974,000	25,796

Total Indonesia (Cost $727,429)			854,537

IRELAND 0.5%
CORPORATE BONDS & NOTES 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$49,590	52,453
7.700% due 08/07/2013		15,450	16,374

			68,827

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207

Total Ireland (Cost $68,502)			69,034

KAZAKHSTAN 1.3%
CORPORATE BONDS & NOTES 1.3%
KazMunayGas National Co.
8.375% due 07/02/2013		$135,040	142,249
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		28,196	29,482

Total Kazakhstan (Cost $170,149)			171,731

LUXEMBOURG 4.2%
CORPORATE BONDS & NOTES 4.2%
ALROSA Finance S.A.
8.875% due 11/17/2014		$1,500	1,659
ArcelorMittal
3.750% due 02/25/2015		7,500	7,608
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	7,300	9,270
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	500,000	6,247
4.560% due 12/09/2012	EUR	3,400	4,363
7.343% due 04/11/2013		$5,150	5,354
7.510% due 07/31/2013		22,600	23,839
8.125% due 07/31/2014		23,850	26,226

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		892	980
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		11,650	12,325
7.175% due 05/16/2013		48,420	50,434
7.500% due 03/25/2013	RUB	555,000	17,206
8.700% due 03/17/2016		6,331,500	196,604
9.000% due 06/11/2014		$9,410	10,375
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		28,900	30,345
6.468% due 07/02/2013		39,510	41,220
6.480% due 05/15/2013		35,250	36,880
Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		21,724	23,305
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		33,935	34,486

Total Luxembourg (Cost $563,926)			538,726

MALAYSIA 2.3%
CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,055

SOVEREIGN ISSUES 2.3%
Malaysia Government International Bond
3.434% due 08/15/2014	MYR	500	159
3.741% due 02/27/2015		112,500	36,063
3.835% due 08/12/2015		271,380	87,409
4.012% due 09/15/2017		57,500	18,770
4.160% due 07/15/2021		34,902	11,564
4.262% due 09/15/2016		295,638	97,206
4.378% due 11/29/2019		72,400	24,212
5.094% due 04/30/2014		45,000	14,699

			290,082

Total Malaysia (Cost $301,295)			291,137

	SHARES
MEXICO 13.4%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (a)		742,577	1

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.3%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$200	214
BBVA Bancomer S.A.
6.500% due 03/10/2021		550	558
Hipotecaria Su Casita S.A. de C.V.
6.260% due 06/28/2018 ^	MXN	77,488	523
Pemex Project Funding Master Trust
1.067% due 12/03/2012		$27,950	27,894
Telefonos de Mexico S.A.B. de C.V.
5.500% due 01/27/2015		1,500	1,657
8.750% due 01/31/2016	MXN	45,300	3,691

			34,537

SOVEREIGN ISSUES 13.1%
Mexico Government International Bond
6.000% due 06/18/2015		1,340,350	104,214
6.250% due 06/16/2016		7,539,275	595,779
6.500% due 06/10/2021		529,600	43,138
7.000% due 06/19/2014		471,300	37,041
7.750% due 12/14/2017		1,599,600	136,197
8.000% due 12/17/2015		53,100	4,386
8.000% due 06/11/2020		1,410,870	125,431
8.500% due 12/13/2018		2,291,267	204,280
8.500% due 11/18/2038		156,780	14,278
9.000% due 12/20/2012		1,012,018	77,520
9.500% due 12/18/2014		171,263	14,280
10.000% due 12/05/2024		3,013,377	317,080

			1,673,624

Total Mexico (Cost $1,688,268)			1,708,162

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$1,600	1,798
10.500% due 03/25/2014		15,900	17,862
Volkswagen International Finance NV
1.071% due 04/01/2014		33,000	32,949
Waha Aerospace BV
3.925% due 07/28/2020		17,697	18,485

Total Netherlands (Cost $70,931)			71,094

PANAMA 0.1%
SOVEREIGN ISSUES 0.1%
Panama Government International Bond
7.250% due 03/15/2015		$5,510	6,309
9.375% due 07/23/2012		1,300	1,304

Total Panama (Cost $7,408)			7,613

PERU 1.7%
SOVEREIGN ISSUES 1.7%
Peru Government International Bond
6.850% due 02/12/2042	PEN	35,500	15,068
6.900% due 08/12/2037		34,550	15,049
6.950% due 08/12/2031		79,575	34,675
7.840% due 08/12/2020		102,250	45,580
9.910% due 05/05/2015		239,749	104,687

Total Peru (Cost $194,607)			215,059

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
4.950% due 01/15/2021	PHP	1,006,000	24,936

Total Philippines (Cost $22,730)			24,936

POLAND 10.8%
SOVEREIGN ISSUES 10.8%
Poland Government International Bond
0.000% due 07/25/2012	PLN	14,000	4,190
0.000% due 10/25/2012		419,200	124,043
0.000% due 01/25/2013		86,400	25,274
0.000% due 01/25/2014		52,500	14,694
4.750% due 10/25/2016		276,100	83,187
5.000% due 10/24/2013		76,900	23,188
5.000% due 04/25/2016		300,400	91,383
5.010% due 01/25/2015		43,920	13,227
5.250% due 04/25/2013		50,000	15,071
5.250% due 01/15/2014		$6,500	6,882
5.250% due 10/25/2017	PLN	535,540	164,344
5.250% due 10/25/2020		148,200	45,082
5.500% due 04/25/2015		1,143,670	351,408
5.500% due 10/25/2019		999,560	310,682
5.750% due 04/25/2014		270,680	82,900
5.750% due 10/25/2021		1,000	314
5.750% due 09/23/2022		34,600	10,840
6.250% due 07/03/2012		$1,000	1,000
6.250% due 10/24/2015	PLN	56,790	17,892

Total Poland (Cost $1,470,672)			1,385,601

QATAR 0.7%
CORPORATE BONDS & NOTES 0.6%
Nakilat, Inc.
6.067% due 12/31/2033		$665	746
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012		50,330	50,833
5.500% due 09/30/2014		16,450	17,787
5.832% due 09/30/2016		2,613	2,806

			72,172

SOVEREIGN ISSUES 0.1%
Qatar Government International Bond
4.000% due 01/20/2015		8,000	8,448
5.150% due 04/09/2014		4,950	5,259

			13,707

Total Qatar (Cost $84,916)			85,879

RUSSIA 0.8%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$3,200	3,384
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		8,022	8,194
VimpelCom Holdings BV
4.461% due 06/29/2014		41,500	40,729

			52,307

SOVEREIGN ISSUES 0.4%
Russia Government International Bond
3.625% due 04/29/2015		39,600	41,064
7.850% due 03/10/2018	RUB	310,000	10,113

			51,177

Total Russia (Cost $104,972)			103,484

SINGAPORE 0.0%
CORPORATE BONDS & NOTES 0.0%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$5,800	6,235

Total Singapore (Cost $6,099)			6,235

SOUTH AFRICA 18.2%
SOVEREIGN ISSUES 18.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,140	2,801
6.250% due 03/31/2036	ZAR	190,200	17,827
6.750% due 03/31/2021		2,151,300	254,378
7.250% due 01/15/2020		3,174,960	390,839
7.500% due 01/15/2014		131,900	16,680
8.000% due 12/21/2018		3,357,670	434,973
8.250% due 09/15/2017		7,243,750	950,895
8.750% due 12/21/2014		76,900	10,185
13.500% due 09/15/2015		1,655,800	245,954

Total South Africa (Cost $2,413,717)			2,324,532

SOUTH KOREA 1.4%
CORPORATE BONDS & NOTES 1.0%
Export-Import Bank of Korea
0.930% due 02/14/2013	EUR	5,100	6,395
1.618% due 09/21/2013		$17,000	17,041
1.700% due 02/13/2013		41,500	41,050
2.268% due 03/21/2015		8,600	8,588
5.500% due 10/17/2012		14,150	14,338
5.750% due 05/22/2013	EUR	3,700	4,837
5.875% due 01/14/2015		$2,000	2,194
8.125% due 01/21/2014		11,750	12,857
Korea Exchange Bank
0.796% due 07/20/2012		11,000	10,994
Shinhan Bank
1.766% due 11/16/2012		16,000	15,984

			134,278

SOVEREIGN ISSUES 0.4%
Korea Development Bank
0.747% due 11/22/2012		3,200	3,191
0.893% due 04/03/2014	EUR	4,500	5,706
1.083% due 10/04/2012		$1,400	1,399
5.300% due 01/17/2013		18,779	19,229
8.000% due 01/23/2014		12,160	13,297

Republic of Korea
4.250% due 06/01/2013		8,820	9,064

			51,886

Total South Korea (Cost $185,857)			186,164

SRI LANKA 0.0%
SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
8.250% due 10/24/2012		$500	509

Total Sri Lanka (Cost $506)			509

THAILAND 2.3%
SOVEREIGN ISSUES 2.3%
Thailand Government Bond
2.800% due 10/10/2017	THB	567,000	17,309
3.125% due 12/11/2015		1,229,681	38,497
3.250% due 06/16/2017		482,600	15,077
3.625% due 05/22/2015		3,397,656	108,041
3.650% due 12/17/2021		203,000	6,477
3.875% due 06/13/2019		2,180,201	70,761
4.250% due 03/13/2013		120,300	3,817
5.125% due 03/13/2018		508,330	17,377
5.400% due 07/27/2016		123,000	4,172
5.625% due 01/12/2019		154,000	5,449
6.150% due 07/07/2026		118,000	4,627

Total Thailand (Cost $291,364)			291,604

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	1,000	1,302

Total Tunisia (Cost $1,436)			1,302

TURKEY 2.7%
SOVEREIGN ISSUES 2.7%
Turkey Government International Bond
0.000% due 08/08/2012	TRY	143,000	78,449
0.000% due 11/07/2012		93,890	50,300
0.000% due 02/20/2013		27,000	14,111
0.000% due 03/20/2013		100,000	52,032
3.000% due 01/06/2021 (c)		32,941	17,896
3.000% due 07/21/2021 (c)		89,364	48,544
3.000% due 02/23/2022 (c)		29,879	16,226
4.000% due 04/29/2015 (c)		7,319	4,158
4.000% due 04/01/2020 (c)		33,199	19,275
10.500% due 01/15/2020		49,630	30,228
11.000% due 08/06/2014		7,300	4,232
14.000% due 09/26/2012		8,600	4,821
16.000% due 08/28/2013		3,600	2,150

Total Turkey (Cost $359,324)			342,422

UNITED ARAB EMIRATES 0.2%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	224

SOVEREIGN ISSUES 0.2%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		20,600	20,696

Total United Arab Emirates (Cost $20,863)			20,920

UNITED KINGDOM 0.0%
CORPORATE BONDS & NOTES 0.0%
HBOS PLC
0.667% due 09/06/2017		$2,500	1,825

Total United Kingdom (Cost $2,192)			1,825

UNITED STATES 1.9%
ASSET-BACKED SECURITIES 0.0%
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036		$95	94
1.145% due 07/25/2037		193	191
Countrywide Asset-Backed Certificates
0.345% due 05/25/2047		121	118
0.345% due 09/25/2047		7	7
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		36	29
MASTR Asset-Backed Securities Trust
0.325% due 05/25/2037		247	234
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		361	185

			858

CORPORATE BONDS & NOTES 1.5%
Ally Financial, Inc.
3.667% due 02/11/2014		13,600	13,569
4.625% due 06/26/2015		13,710	13,806
Anadarko Petroleum Corp.
7.625% due 03/15/2014		4,000	4,392
Anheuser-Busch InBev Worldwide, Inc.
3.000% due 10/15/2012		4,000	4,027
Bank of America N.A.
0.748% due 06/15/2016		12,000	10,605
BellSouth Corp.
4.020% due 04/26/2021		400	410
CIT Group, Inc.
5.250% due 04/01/2014		18,000	18,720
Daimler Finance North America LLC
1.249% due 04/10/2014		48,250	48,301
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		4,750	4,793
8.000% due 06/01/2014		1,100	1,221
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		1,000	932
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,100	2,112
PACCAR, Inc.
1.642% due 09/14/2012		4,000	4,011
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	5,000	6,670
SABMiller Holdings, Inc.
1.850% due 01/15/2015		$7,600	7,714
SLM Corp.
5.375% due 05/15/2014		600	623
SSIF Nevada LP
1.167% due 04/14/2014		10,000	9,938
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		600	611
Verizon Communications, Inc.
1.071% due 03/28/2014		33,000	33,307
Wachovia Bank N.A.
0.846% due 11/03/2014		1,403	1,371
Wachovia Corp.
0.837% due 10/15/2016		2,400	2,284

			189,417

MORTGAGE-BACKED SECURITIES 0.1%
Banc of America Funding Corp.
5.562% due 03/20/2036		313	251
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		8,983	8,516
BCAP LLC Trust
0.415% due 01/25/2037 ^		879	463
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035		44	36
5.469% due 02/25/2036		394	240
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		71	49
3.944% due 08/25/2036 ^		591	173
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^		240	148
2.893% due 03/25/2034		61	56
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		331	240
Countrywide Home Loan Mortgage Pass-Through Trust
5.533% due 09/25/2047 ^		151	100

GSR Mortgage Loan Trust
5.193% due 11/25/2035	275	210
Harborview Mortgage Loan Trust
5.304% due 08/19/2036 ^	123	87
Homebanc Mortgage Trust
5.589% due 04/25/2037	361	313
Luminent Mortgage Trust
0.425% due 12/25/2036	150	81
MASTR Alternative Loans Trust
0.645% due 03/25/2036	131	24
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	82	69
Residential Accredit Loans, Inc.
5.714% due 02/25/2036 ^	286	143
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	339	143
Sequoia Mortgage Trust
2.636% due 01/20/2047	135	99
Structured Adjustable Rate Mortgage Loan Trust
5.311% due 03/25/2036 ^	289	197
WaMu Mortgage Pass-Through Certificates
2.160% due 01/25/2037	255	171
2.339% due 12/25/2036	154	106
2.452% due 04/25/2037	165	107
2.506% due 09/25/2036	251	177
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	371	292

		12,491

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 01/01/2027 - 12/01/2039	802	868

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Bonds
4.375% due 05/15/2041 (e)(g)	26,400	35,318

Total United States (Cost $238,763)		238,952

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
TNK-BP Finance S.A.
6.250% due 02/02/2015	$100	105
7.500% due 03/13/2013	29,675	30,862

Total Virgin Islands (British) (Cost $30,853)		30,967

SHORT-TERM INSTRUMENTS 14.7%
CERTIFICATES OF DEPOSIT 1.6%
Banco Bradesco S.A.
1.955% due 01/24/2013	$35,100	35,303
Banco do Brasil S.A.
0.000% due 06/28/2013	49,610	48,639
1.010% due 03/26/2013	20,800	20,664
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	20,700	20,339
1.010% due 02/27/2013	25,212	25,291
2.010% due 11/13/2012	54,300	54,303

		204,539

COMMERCIAL PAPER 0.1%
ALROSA Finance S.A.
4.274% due 12/21/2012	11,000	11,000

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	7,000	7,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $7,145. Repurchase proceeds are $7,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	7,907	7,907
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $8,065. Repurchase proceeds are $7,907.)

		14,907

SHORT-TERM NOTES 0.2%
Banco Votorantim Ltd.
2.109% due 08/23/2012	24,811	24,737

JAPAN TREASURY BILLS 2.0%
0.099% due 07/09/2012 - 08/20/2012 (b)	JPY	20,170,000	252,312

MEXICO TREASURY BILLS 0.5%
4.478% due 07/05/2012 - 09/27/2012 (b)	MXN	825,229	61,677

U.S. TREASURY BILLS 0.0%
0.161% due 11/15/2012 - 05/30/2013 (b)(e)		$6,254	6,247

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 10.2%
PIMCO Short-Term Floating NAV Portfolio		87,009,608	871,836
PIMCO Short-Term Floating NAV Portfolio III		44,010,689	440,239

			1,312,075

Total Short-Term Instruments (Cost $1,884,601)			1,887,494

Total Investments 97.2% (Cost $12,444,917)			$12,442,031
Other Assets and Liabilities (Net) 2.8%			361,699

Net Assets 100.0%			$12,803,730

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Non-income producing security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $16,155 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $317 at a weighted average interest rate of 4.700%. On June 30, 2012, there were no open reverse repurchase agreements.

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,337 and cash of $2,628 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$81,450	$(2,176)	$(1,247)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	35,000	(1,878)	(2,807)

					$(4,054)	$(4,054)

(h)	OTC swap agreements outstanding on June 30, 2012:

Asset Swaps

Underlying Asset	Receive	Pay	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Indonesia Government International Bond 10.000% due 07/15/2017	Cash Flow from Underlying Asset	6-Month USD-LIBOR	07/22/2017	DUB	$4,066	$241	$(455)	$696
Indonesia Government International Bond 11.000% due 10/15/2014	Cash Flow from Underlying Asset	6-Month USD-LIBOR	10/17/2014	BRC	67,469	(180)	(2,347)	2,167
Malaysia Government International Bond 4.262% due 09/15/2016	Cash Flow from Underlying Asset	6-Month USD-LIBOR	09/19/2016	CBK	30,052	3,461	915	2,546

						$3,522	$(1,887)	$5,409

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%	$50,000	$215	$321	$(106)
China Government International Bond	BRC	1.000%	09/20/2012	0.292%	3,400	7	21	(14)
China Government International Bond	JPM	1.000%	09/20/2012	0.292%	3,100	6	20	(14)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%	3,100	5	12	(7)
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%	15,000	(423)	(453)	30
Egypt Government International Bond	JPM	1.000%	03/20/2016	5.993%	1,800	(292)	(226)	(66)
Emirate of Abu Dhabi Government International Bond	BPS	1.000%	03/20/2016	1.057%	25,000	(44)	(153)	109
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	06/20/2016	1.101%	21,000	(75)	(102)	27
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%	6,300	(22)	3	(25)
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.491%	2,500	(49)	(71)	22
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.491%	1,000	(19)	(27)	8
Kazakhstan Government International Bond	FBF	1.000%	03/20/2013	0.664%	15,000	41	76	(35)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2013	0.664%	15,000	41	76	(35)
Kazakhstan Government International Bond	MYC	1.000%	03/20/2013	0.664%	15,000	42	67	(25)
Kazakhstan Government International Bond	RYL	1.000%	03/20/2013	0.664%	15,000	42	55	(13)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%	100	0	(3)	3
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%	3,100	6	12	(6)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%	3,100	5	10	(5)
Pemex Project Funding Master Trust	FBF	1.000%	06/20/2013	0.534%	20,000	98	123	(25)
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%	3,100	5	17	(12)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%	3,400	6	21	(15)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.983%	30,000	17	(55)	72
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.030%	25,000	(19)	(153)	134
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.070%	500	(2)	(4)	2
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.070%	13,000	(31)	(4)	(27)

						$(440)	$(417)	$(23)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.000%	01/02/2013	DUB	BRL	64,500	$414	$46	$368
Pay	1-Year BRL-CDI	10.450%	01/02/2013	HUS		3,400	23	1	22
Pay	1-Year BRL-CDI	10.455%	01/02/2013	MYC		1,238,800	8,659	(24)	8,683
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		379,600	8,032	967	7,065
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB		128,600	2,169	0	2,169
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		693,000	12,988	931	12,057
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		1,195,400	8,958	7,183	1,775
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		748,400	11,460	1,175	10,285
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		165,400	2,623	1,007	1,616
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		425,900	7,035	908	6,127
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		392,600	6,673	220	6,453
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		854,300	14,939	2,287	12,652
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		187,500	3,714	(100)	3,814
Pay	1-Year BRL-CDI	11.860%	01/02/2014	BOA		25,800	801	42	759
Pay	1-Year BRL-CDI	12.120%	01/02/2014	HUS		2,000	77	5	72
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		712,000	23,848	(477)	24,325
Pay	1-Year BRL-CDI	12.440%	01/02/2014	BOA		500,000	17,017	88	16,929
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		121,500	4,204	28	4,176
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		7,600	263	(2)	265
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		127,000	4,466	101	4,365
Pay	1-Year BRL-CDI	8.630%	01/02/2015	MYC		704,100	1,610	179	1,431
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		500,500	2,104	(70)	2,174
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		677,500	10,287	5,000	5,287
Pay	3-Month MYR-KLIBOR	3.200%	12/03/2013	BRC	MYR	12,850	8	0	8
Pay	3-Month MYR-KLIBOR	2.980%	12/09/2013	BRC		11,780	(5)	0	(5)
Pay	3-Month MYR-KLIBOR	3.810%	08/11/2014	BRC		15,300	80	0	80
Pay	3-Month MYR-KLIBOR	3.720%	08/18/2014	DUB		40,000	183	0	183
Pay	3-Month MYR-KLIBOR	3.900%	10/29/2014	DUB		5,000	32	0	32
Pay	3-Month MYR-KLIBOR	3.720%	06/11/2015	JPM		64,000	369	0	369
Pay	3-Month MYR-KLIBOR	3.720%	06/14/2015	BRC		83,000	479	0	479
Pay	3-Month MYR-KLIBOR	3.370%	08/17/2016	JPM		462,100	1,269	97	1,172
Pay	3-Month MYR-KLIBOR	4.160%	07/22/2020	BOA		130,500	2,314	0	2,314
Pay	3-Month MYR-KLIBOR	4.170%	07/27/2020	BOA		81,600	1,464	(6)	1,470
Pay	3-Month MYR-KLIBOR	4.020%	09/20/2020	DUB		95,600	1,359	(6)	1,365
Pay	3-Month MYR-KLIBOR	4.260%	11/02/2020	JPM		18,600	376	0	376
Pay	3-Month PLN-WIBOR	5.000%	08/16/2012	CBK	PLN	481,420	257	(67)	324
Pay	3-Month ZAR-JIBAR	6.950%	08/10/2016	MYC	ZAR	372,600	1,644	(13)	1,657
Pay	3-Month ZAR-JIBAR	6.500%	11/16/2016	CBK		47,100	98	(13)	111
Pay	3-Month ZAR-JIBAR	7.000%	11/16/2016	HUS		855,700	3,868	559	3,309
Pay	3-Month ZAR-JIBAR	7.545%	09/17/2020	BRC		99,000	483	(6)	489
Pay	6-Month HUF-BBR	6.000%	09/15/2015	JPM	HUF	4,380,900	218	0	218
Pay	6-Month HUF-BBR	6.150%	09/15/2015	BRC		4,689,200	345	97	248
Pay	6-Month HUF-BBR	6.150%	09/15/2015	HUS		8,385,000	618	(95)	713
Pay	6-Month HUF-BBR	6.150%	09/15/2015	JPM		300,000	22	(8)	30
Pay	6-Month HUF-BBR	6.180%	08/24/2020	MYC		2,950,000	14	0	14
Pay	6-Month PLN-WIBOR	4.870%	08/10/2013	MYC	PLN	225,000	1,531	(2)	1,533
Pay	6-Month PLN-WIBOR	4.650%	11/16/2016	CBK		124,600	25	(15)	40
Pay	6-Month THB-THBFIX Reuters	2.870%	02/04/2014	BRC	THB	106,060	5	0	5
Pay	6-Month THB-THBFIX Reuters	3.160%	04/21/2014	BRC		136,500	31	0	31
Pay	6-Month THB-THBFIX Reuters	3.200%	04/22/2014	BRC		105,400	26	0	26
Pay	6-Month THB-THBFIX Reuters	3.030%	04/24/2014	BRC		65,700	10	0	10
Pay	6-Month THB-THBFIX Reuters	3.620%	08/19/2014	DUB		785,000	482	(26)	508
Pay	6-Month THB-THBFIX Reuters	3.390%	01/29/2015	CBK		1,088,000	507	62	445
Pay	6-Month THB-THBFIX Reuters	3.480%	08/19/2016	JPM		5,055,400	2,968	328	2,640
Pay	6-Month THB-THBFIX Reuters	3.395%	06/22/2020	BRC		285,000	30	0	30
Pay	6-Month THB-THBFIX Reuters	3.320%	07/27/2020	BOA		1,382,300	(31)	0	(31)
Pay	6-Month THB-THBFIX Reuters	3.320%	07/29/2020	JPM		413,900	(14)	(4)	(10)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,800,000	3,478	(96)	3,574
Pay	28-Day MXN-TIIE	5.250%	12/12/2013	GLM		1,200,000	432	43	389
Pay	28-Day MXN-TIIE	9.190%	07/29/2015	JPM		996,000	9,426	0	9,426
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	BRC		354,000	718	0	718
Pay	28-Day MXN-TIIE	5.860%	08/12/2015	MYC		347,000	705	13	692
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	HUS		600,000	1,350	(7)	1,357
Pay	28-Day MXN-TIIE	5.950%	09/09/2015	MYC		995,000	2,239	340	1,899
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		167,500	774	291	483
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,543,800	2,178	266	1,912
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		68,000	48	(25)	73
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		136,000	96	(59)	155
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		116,000	82	(17)	99
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	BOA		500,000	1,583	(4)	1,587
Pay	28-Day MXN-TIIE	6.170%	09/15/2017	JPM		65,800	208	(1)	209
Pay	28-Day MXN-TIIE	8.050%	12/26/2018	CBK		50	1	0	1
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	BRC		1,400	14	(1)	15
Pay	28-Day MXN-TIIE	8.450%	06/03/2019	JPM		500	6	0	6
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BOA		210,000	1,362	567	795
Pay	28-Day MXN-TIIE	7.850%	05/28/2021	MYC		340,000	3,856	18	3,838
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		948,550	4,582	630	3,952
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	BRC		330,000	3,109	568	2,541
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		194,800	1,835	316	1,519
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		52,700	279	(3)	282
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BOA		270,500	74	(125)	199
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		672,355	185	(97)	282
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		970,000	267	60	207
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		355,000	1,625	1,566	59
Pay	28-Day MXN-TIIE	8.760%	09/03/2029	BRC		30,000	507	0	507

							$214,448	$24,620	$189,828

(i)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	08/01/2042	$3,000	$3,222	$(3,225)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	26,976		$27,098	FBF	$0	$(469)	$(469)
07/2012	COP	66,893,230		37,011	CBK	0	(405)	(405)
07/2012	EUR	28,029		36,643	BOA	1,169	0	1,169
07/2012		6,757		8,423	DUB	0	(128)	(128)
07/2012		78,323		99,102	GSC	0	(16)	(16)
07/2012	IDR	362,684,040		38,097	BPS	0	(517)	(517)
07/2012		380,788,659		39,999	BRC	0	(543)	(543)
07/2012		335,309,338		35,521	CBK	27	(206)	(179)
07/2012		190,300,000		20,000	DUB	0	(261)	(261)
07/2012		237,750,000		25,060	GSC	0	(252)	(252)
07/2012		93,850,000		9,892	GST	0	(100)	(100)
07/2012		338,645,000		35,903	HUS	148	(299)	(151)
07/2012		759,058,972		80,010	JPM	0	(805)	(805)
07/2012		173,809,220		18,743	MSC	276	(38)	238
07/2012		1,253,098,756		132,308	UAG	214	(1,321)	(1,107)
07/2012	ILS	22,551		5,985	BRC	219	0	219
07/2012		17,291		4,500	CBK	79	0	79
07/2012		57,597		15,258	DUB	533	0	533
07/2012		42,683		11,197	UAG	284	0	284
07/2012	INR	617,913		11,781	BRC	707	0	707
07/2012		1,617,541		30,836	DUB	1,846	0	1,846
07/2012		1,739,059		33,166	UAG	1,999	0	1,999
07/2012	JPY	10,180,000		123,260	CBK	0	(4,104)	(4,104)
07/2012	KRW	38,968,613		33,727	BRC	0	(282)	(282)
07/2012		20,408,149		17,826	DUB	15	0	15
07/2012		26,457,712		23,081	FBF	0	(9)	(9)
07/2012		7,519,549		6,567	JPM	5	0	5
07/2012		19,342,496		16,877	UAG	0	(4)	(4)
07/2012	MXN	619,129		48,188	HUS	1,784	0	1,784
07/2012	MYR	650,000		203,316	BRC	0	(1,824)	(1,824)
07/2012		679,707		213,100	CBK	363	(1,777)	(1,414)
07/2012		24,341		7,597	DUB	0	(85)	(85)
07/2012		585		190	HUS	5	0	5
07/2012		67,600		21,115	JPM	0	(219)	(219)
07/2012		1,159,400		362,539	UAG	0	(3,366)	(3,366)
07/2012	PEN	40,227		15,214	BRC	141	0	141
07/2012		157,521		58,743	DUB	0	(281)	(281)
07/2012		9,653		3,600	JPM	0	(17)	(17)
07/2012		80,971		30,414	MSC	103	(29)	74
07/2012	RUB	88,078		2,703	BRC	0	(16)	(16)
07/2012		58,080		1,769	CBK	0	(25)	(25)
07/2012		29,998		914	HUS	0	(13)	(13)
07/2012	TRY	174,633		95,483	DUB	566	(1,113)	(547)
07/2012		6,529		3,474	HUS	0	(116)	(116)
07/2012		119,243		64,402	JPM	0	(1,162)	(1,162)
07/2012		221		120	RBC	0	(2)	(2)
07/2012		$36,864	COP	67,067,325	BRC	660	(11)	649
07/2012		17,010		30,837,409	DUB	239	0	239
07/2012		5,300		9,812,950	HUS	189	0	189
07/2012		25,454		47,848,150	JPM	1,309	0	1,309
07/2012		38,170		69,200,629	MSC	536	0	536
07/2012		6,416		11,926,789	UAG	255	0	255
07/2012		107,590	EUR	86,181	BPS	1,477	(3)	1,474
07/2012		56		43	BRC	0	(2)	(2)
07/2012		813		636	DUB	0	(8)	(8)
07/2012		55		42	FBF	0	(2)	(2)
07/2012		271		213	HUS	0	(2)	(2)

07/2012		700		551	JPM	0	(3)	(3)
07/2012		22,000		17,599	RBC	273	0	273
07/2012		9,828		7,840	UAG	95	0	95
07/2012		38,230	IDR	362,684,040	BPS	385	0	385
07/2012		41,597		380,788,659	BRC	217	(1,272)	(1,055)
07/2012		36,945		335,309,338	CBK	0	(1,245)	(1,245)
07/2012		63,038		560,399,964	DUB	0	(3,373)	(3,373)
07/2012		25,026		237,750,000	GSC	286	0	286
07/2012		10,000		93,850,000	GST	0	(8)	(8)
07/2012		36,848		338,645,000	HUS	111	(904)	(793)
07/2012		82,212		759,058,972	JPM	109	(1,505)	(1,396)
07/2012		19,363		173,809,220	MSC	0	(858)	(858)
07/2012		132,381		1,253,098,756	UAG	1,081	(47)	1,034
07/2012		461	ILS	1,800	GSC	0	(1)	(1)
07/2012		36,245		138,323	JPM	0	(881)	(881)
07/2012		1,147	INR	58,887	BPS	0	(92)	(92)
07/2012		2,409		110,188	DUB	0	(434)	(434)
07/2012		19,513		1,005,104	HUS	0	(1,499)	(1,499)
07/2012		95,300		4,893,972	JPM	0	(7,590)	(7,590)
07/2012		10,182		515,316	MSC	0	(946)	(946)
07/2012		10,531		544,567	UAG	0	(772)	(772)
07/2012		944	KRW	1,065,447	CBK	0	(14)	(14)
07/2012		2,128		2,416,344	DUB	0	(19)	(19)
07/2012		108,590		122,543,853	FBF	0	(1,642)	(1,642)
07/2012		2,862		3,249,229	JPM	0	(26)	(26)
07/2012		10,012		11,305,550	MSC	0	(145)	(145)
07/2012		2,000		2,272,500	UAG	0	(17)	(17)
07/2012		413,255	MYR	1,276,771	BRC	0	(10,308)	(10,308)
07/2012		2,640		8,010	DUB	0	(112)	(112)
07/2012		3,317		10,515	FBF	1	0	1
07/2012		16,000		50,744	GSC	15	0	15
07/2012		30,280		92,650	HUS	0	(1,040)	(1,040)
07/2012		43,138		135,276	JPM	82	(527)	(445)
07/2012		327,283		1,007,668	UAG	0	(9,265)	(9,265)
07/2012		28,285	PEN	76,806	BRC	494	0	494
07/2012		3,826		10,385	CBK	65	0	65
07/2012		30,143		81,872	DUB	539	(5)	534
07/2012		10,000		26,340	HUS	0	(130)	(130)
07/2012		25,349		68,842	JPM	446	0	446
07/2012		4,067		11,037	MSC	69	0	69
07/2012		4,845		13,091	UAG	60	0	60
07/2012		2,682	RUB	88,078	BRC	37	0	37
07/2012		2,000		58,080	CBK	0	(207)	(207)
07/2012		1,000		29,998	HUS	0	(74)	(74)
07/2012		13,830	TRY	24,866	CBK	0	(157)	(157)
07/2012		25,694		47,107	DUB	339	(132)	207
07/2012		91		170	GSC	2	0	2
07/2012		314,032		592,177	HUS	12,224	(652)	11,572
07/2012		631,111		1,167,450	JPM	11,148	(345)	10,803
07/2012		77,104		141,330	UAG	785	(179)	606
07/2012		18,442	ZAR	156,083	BRC	585	0	585
07/2012		10,010		83,332	CBK	161	(13)	148
07/2012		15,240		125,094	DUB	267	(258)	9
07/2012		26,670		224,395	HUS	684	0	684
07/2012		1,763		14,847	JPM	47	0	47
07/2012		21,869		188,098	UAG	1,058	0	1,058
07/2012	ZAR	748,987		$90,133	BRC	506	(1,676)	(1,170)
07/2012		2,450,000		313,741	CBK	15,078	0	15,078
07/2012		3,217,582		387,559	DUB	3,367	(8,041)	(4,674)
07/2012		84,355		10,760	FBF	477	0	477
07/2012		176,441		21,725	GSC	431	(214)	217
07/2012		799,397		98,721	HUS	1,979	(707)	1,272
07/2012		922,962		109,277	JPM	1,073	(4,308)	(3,235)
07/2012		1,048,092		128,300	UAG	1,741	(1,207)	534
08/2012	BRL	10,892		5,265	BRC	0	(123)	(123)
08/2012		40,910		20,000	HUS	0	(238)	(238)
08/2012		65,241		31,830	UAG	0	(445)	(445)
08/2012	CLP	7,489,500		15,000	HUS	128	0	128
08/2012	EUR	11,413	HUF	3,425,498	DUB	634	0	634
08/2012		78,323		$97,773	BPS	0	(1,368)	(1,368)
08/2012	HUF	2,098,216		9,512	JPM	274	0	274
08/2012		2,152,279		9,775	UAG	316	(18)	298
08/2012	JPY	6,080,000		75,767	JPM	0	(345)	(345)
08/2012		3,910,000		49,092	UAG	149	0	149
08/2012	MXN	314,815		23,133	BRC	0	(369)	(369)
08/2012		765,188		57,529	CBK	805	(399)	406
08/2012		400,900		29,123	DUB	20	(825)	(805)
08/2012		1,996,678		142,907	HUS	264	(6,414)	(6,150)
08/2012		543,678		39,086	JPM	0	(1,501)	(1,501)
08/2012		414,357		29,530	MSC	0	(1,403)	(1,403)
08/2012		2,301,144		165,512	UAG	317	(6,591)	(6,274)
08/2012	PLN	15,422		4,595	BRC	0	(10)	(10)
08/2012		24,058		7,095	CBK	0	(89)	(89)
08/2012		316,604		93,927	DUB	1,328	(1,945)	(617)
08/2012		26,069		7,552	FBF	0	(233)	(233)
08/2012		18,536		5,515	HUS	0	(20)	(20)

08/2012		135,885		39,772	JPM	0	(806)	(806)
08/2012		15,309		4,320	UAG	0	(252)	(252)
08/2012	SGD	5,101		4,000	HUS	0	(27)	(27)
08/2012	THB	380,124		11,947	DUB	4	0	4
08/2012		2,813		90	JPM	2	0	2
08/2012		$30,604	BRL	63,093	BRC	607	0	607
08/2012		1,740		3,600	CBK	41	0	41
08/2012		24,795		50,595	DUB	261	(27)	234
08/2012		524,757		1,034,319	HUS	1,816	(14,906)	(13,090)
08/2012		9,910		20,247	MSC	106	0	106
08/2012		99,729		203,354	UAG	1,261	(393)	868
08/2012		8,533	CLP	4,249,866	BRC	0	(94)	(94)
08/2012		15,000		7,406,250	CBK	0	(293)	(293)
08/2012		7,163		3,534,133	MSC	2	(147)	(145)
08/2012		106	HKD	820	UAG	0	0	0
08/2012		33,295	HUF	7,955,090	BRC	1,904	(173)	1,731
08/2012		17,000		3,917,655	CBK	363	(114)	249
08/2012		50,022		11,720,020	DUB	1,852	(271)	1,581
08/2012		27,500		6,250,280	HUS	456	(436)	20
08/2012		12,185		2,705,999	JPM	0	(270)	(270)
08/2012		45,915		10,744,337	UAG	2,054	(662)	1,392
08/2012		47,183	MXN	659,706	BRC	2,066	0	2,066
08/2012		8,739		119,879	DUB	210	0	210
08/2012		66,486		922,403	HUS	2,373	0	2,373
08/2012		30,032		417,170	JPM	1,111	0	1,111
08/2012		94,114		1,293,032	UAG	2,415	0	2,415
08/2012		58,410	PLN	192,258	BRC	936	(1,934)	(998)
08/2012		9,000		31,591	CBK	434	0	434
08/2012		31,493		109,848	DUB	1,310	0	1,310
08/2012		31,035		111,673	FBF	2,313	0	2,313
08/2012		9,159		31,365	HUS	207	0	207
08/2012		15,583		54,248	JPM	617	0	617
08/2012		29,752		96,411	UAG	0	(962)	(962)
08/2012		114	RON	388	UAG	0	(4)	(4)
08/2012		10,000	SGD	12,812	BRC	114	0	114
08/2012		2,000		2,543	HUS	7	0	7
08/2012		89,024		111,484	JPM	0	(1,017)	(1,017)
08/2012		37,721		47,351	UAG	92	(434)	(342)
08/2012		40,000	THB	1,272,400	BRC	75	(98)	(23)
08/2012		222,797		6,956,851	CBK	0	(4,221)	(4,221)
08/2012		21,813		683,836	FBF	0	(328)	(328)
08/2012		40,955		1,265,910	HUS	0	(1,181)	(1,181)
08/2012		26,863		850,003	JPM	24	(180)	(156)
08/2012		193,631		6,031,611	UAG	0	(4,125)	(4,125)
09/2012	GBP	11,318		$17,618	BRC	0	(104)	(104)
09/2012	JPY	4,220,512		53,940	BPS	1,091	0	1,091
09/2012	MXN	203,813		14,639	MSC	0	(515)	(515)
09/2012	RUB	83,850		2,500	JPM	0	(49)	(49)
09/2012		$18,064	GBP	11,590	BPS	84	0	84
09/2012		33,560	KRW	38,968,613	BRC	285	0	285
09/2012		4,000		4,664,000	UAG	51	0	51
09/2012		186,590	RUB	6,159,334	BRC	740	(63)	677
09/2012		82,263		2,729,868	CBK	735	0	735
09/2012		78,103		2,597,478	DUB	870	0	870
09/2012		42,172		1,399,869	FBF	390	0	390
09/2012		2,202		73,133	GSC	21	0	21
09/2012		3,926		129,656	HUS	16	0	16
09/2012		407,416		13,513,812	JPM	3,773	(318)	3,455
09/2012		33,899		1,112,491	UAG	0	(75)	(75)
10/2012	CNY	10,708		$1,680	BRC	0	(3)	(3)
10/2012		18,101		2,840	JPM	0	(5)	(5)
10/2012	MYR	8,015		2,500	BRC	0	(28)	(28)
10/2012		$15,098	CNY	96,015	CBK	0	(9)	(9)
10/2012		4,637	ILS	18,003	UAG	0	(48)	(48)
10/2012		202,354	MYR	650,000	BRC	2,688	0	2,688
10/2012		280,879		902,078	CBK	3,680	0	3,680
10/2012		9,723		31,086	DUB	83	0	83
10/2012		9,870		31,487	FBF	62	0	62
10/2012		43,428		139,100	HUS	451	0	451
10/2012		9,538		30,293	JPM	18	0	18
10/2012		374,813		1,204,389	UAG	5,109	0	5,109
10/2012		186,252	PHP	8,161,983	CBK	7,515	0	7,515
10/2012		6,000		255,420	JPM	64	0	64
10/2012		40,000		1,710,250	UAG	602	0	602
10/2012		7,824	ZAR	67,700	DUB	322	0	322
10/2012		7,830		67,700	UAG	316	0	316
12/2012		36,367	COP	66,893,230	CBK	367	0	367
12/2012		17,729	PEN	47,148	BRC	0	(197)	(197)
12/2012		23,096		61,759	MSC	0	(132)	(132)
01/2013	IDR	58,982,500		$6,000	BRC	0	(106)	(106)
01/2013		237,750,000		24,149	GSC	0	(462)	(462)
01/2013		$36,561	IDR	362,684,040	BPS	984	0	984
01/2013		38,464		380,788,659	BRC	955	0	955
01/2013		12,023		111,103,108	DUB	0	(522)	(522)
01/2013		18,110		170,007,700	JPM	51	(562)	(511)
01/2013		31,640		291,088,000	UAG	0	(1,507)	(1,507)
02/2013	CNY	117,092		$18,092	JPM	0	(249)	(249)
02/2013		11,275		1,742	MSC	0	(24)	(24)
02/2013		$7,475	CNY	46,837	BRC	0	(139)	(139)
02/2013		4,767		29,923	CBK	0	(80)	(80)
02/2013		38,079		240,999	DUB	5	(335)	(330)
02/2013		30,686		192,866	JPM	0	(477)	(477)
02/2013		126,690		801,187	UAG	0	(1,196)	(1,196)
08/2013		15,000		97,095	DUB	125	0	125
04/2014		6,543		40,000	RYL	0	(369)	(369)
09/2015		5,220		31,920	DUB	0	(369)	(369)
09/2015		5,000		31,950	JPM	0	(144)	(144)

						$132,186	$(146,460)	$(14,274)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$3,600	$0	$3,600
Brazil
Corporate Bonds & Notes	0	110,935	11,201	122,136
Sovereign Issues	0	813,589	0	813,589
Canada
Corporate Bonds & Notes	0	14,828	0	14,828
Cayman Islands
Asset-Backed Securities	0	0	7,870	7,870
Chile
Corporate Bonds & Notes	0	41,006	0	41,006
Sovereign Issues	0	7,812	0	7,812
Colombia
Corporate Bonds & Notes	0	34,693	0	34,693
Sovereign Issues	0	321,537	0	321,537
Egypt
Bank Loan Obligations	0	3,805	0	3,805
Sovereign Issues	0	1,744	0	1,744
France
Corporate Bonds & Notes	0	1,932	0	1,932
Germany
Corporate Bonds & Notes	0	139,302	0	139,302
Guatemala
Sovereign Issues	0	900	0	900
Hungary
Sovereign Issues	0	55,236	0	55,236
India
Corporate Bonds & Notes	0	12,122	0	12,122
Indonesia
Sovereign Issues	0	854,537	0	854,537
Ireland
Corporate Bonds & Notes	0	68,827	0	68,827
Sovereign Issues	0	207	0	207
Kazakhstan
Corporate Bonds & Notes	0	171,731	0	171,731
Luxembourg
Corporate Bonds & Notes	0	538,726	0	538,726
Malaysia
Corporate Bonds & Notes	0	1,055	0	1,055
Sovereign Issues	0	290,082	0	290,082
Mexico
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	34,537	0	34,537
Sovereign Issues	0	1,673,624	0	1,673,624
Netherlands
Corporate Bonds & Notes	0	71,094	0	71,094
Panama
Sovereign Issues	0	7,613	0	7,613
Peru
Sovereign Issues	0	215,059	0	215,059
Philippines
Sovereign Issues	0	24,936	0	24,936
Poland
Sovereign Issues	0	1,385,601	0	1,385,601
Qatar
Corporate Bonds & Notes	0	72,172	0	72,172
Sovereign Issues	0	13,707	0	13,707
Russia
Corporate Bonds & Notes	0	52,307	0	52,307
Sovereign Issues	0	51,177	0	51,177
Singapore
Corporate Bonds & Notes	0	6,235	0	6,235
South Africa
Sovereign Issues	0	2,324,532	0	2,324,532
South Korea

Corporate Bonds & Notes	0	93,228	41,050	134,278
Sovereign Issues	0	51,886	0	51,886
Sri Lanka
Sovereign Issues	0	509	0	509
Thailand
Sovereign Issues	0	291,604	0	291,604
Tunisia
Sovereign Issues	0	1,302	0	1,302
Turkey
Sovereign Issues	0	342,422	0	342,422
United Arab Emirates
Corporate Bonds & Notes	0	224	0	224
Sovereign Issues	0	20,696	0	20,696
United Kingdom
Corporate Bonds & Notes	0	1,825	0	1,825
United States
Asset-Backed Securities	0	858	0	858
Corporate Bonds & Notes	0	189,417	0	189,417
Mortgage-Backed Securities	0	12,491	0	12,491
U.S. Government Agencies	0	868	0	868
U.S. Treasury Obligations	0	35,318	0	35,318
Virgin Islands (British)
Corporate Bonds & Notes	0	30,967	0	30,967
Short-Term Instruments
Certificates of Deposit	0	204,539	0	204,539
Commercial Paper	0	11,000	0	11,000
Repurchase Agreements	0	14,907	0	14,907
Short-Term Notes	0	24,737	0	24,737
Japan Treasury Bills	0	252,312	0	252,312
Mexico Treasury Bills	0	46,395	15,282	61,677
U.S. Treasury Bills	0	6,247	0	6,247
PIMCO Short-Term Floating NAV Portfolios	1,312,075	0	0	1,312,075
	$1,312,075	$11,054,552	$75,404	$12,442,031

Short Sales, at value	$0	$(3,225)	$0	$(3,225)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	5,816	0	5,816
Foreign Exchange Contracts	0	132,186	0	132,186
Interest Rate Contracts	0	189,874	0	189,874
	$0	$327,876	$0	$327,876

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(430)	0	(430)
Foreign Exchange Contracts	0	(146,460)	0	(146,460)
Interest Rate Contracts	0	(4,100)	0	(4,100)

	$0	$(150,990)	$0	$(150,990)

Totals	$1,312,075	$11,228,213	$75,404	$12,615,692

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$22,926	$0	$0	$(159)	$0	$160	$0	$(11,726)	$11,201	$160
Cayman Islands
Asset-Backed Securities	7,862	0	0	8	0	0	0	0	7,870	0
Mexico
Common Stocks	0	0	0	0	0	1	0	0	1	1
Corporate Bonds & Notes	751	0	0	0	0	0	0	(751)	0	0
South Korea
Corporate Bonds & Notes	67,178	0	0	21	0	(567)	0	(25,582)	41,050	(567)
Short-Term Instruments
Mexico Treasury Bills	0	14,840	0	8	0	434	0	0	15,282	434
Short-Term Notes	24,560	0	0	0	0	0	0	(24,560)	0	0

Totals	$123,277	$14,840	$0	$(122)	$0	$28	$0	$(62,619)	$75,404	$28

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$11,201	Benchmark Pricing	Base Price	100.25 - 154.20
Cayman Islands
Asset-Backed Securities	7,870	Third Party Vendor	Broker Quote	98.37
Mexico
Common Stocks	1	Other Valuation Techniques	—	—
South Korea
Corporate Bonds & Notes	41,050	Benchmark Pricing	Base Price	99.79
Short-Term Instruments
Mexico Treasury Bills	15,282	Benchmark Pricing	Base Price	9.89

Total	$75,404

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.2%
CORPORATE BONDS & NOTES 0.2%
OGX Austria GmbH
8.375% due 04/01/2022		$17,600	$15,224

Total Austria (Cost $17,600)			15,224

BAHRAIN 0.0%
SOVEREIGN ISSUES 0.0%
Bahrain Government International Bond
5.500% due 03/31/2020		$1,800	1,802

Total Bahrain (Cost $1,768)			1,802

BARBADOS 0.2%
CORPORATE BONDS & NOTES 0.2%
Columbus International, Inc.
11.500% due 11/20/2014		$16,000	17,201

Total Barbados (Cost $16,861)			17,201

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Noble Group Ltd.
6.750% due 01/29/2020		$625	606
Qtel International Finance Ltd.
3.375% due 10/14/2016		3,200	3,333
4.750% due 02/16/2021		7,300	7,793
5.000% due 10/19/2025		825	885
7.875% due 06/10/2019		7,450	9,312

Total Bermuda (Cost $20,684)			21,929

BRAZIL 8.6%
CORPORATE BONDS & NOTES 6.0%
Banco Bradesco S.A.
2.566% due 05/16/2014		$3,200	3,198
Banco do Brasil S.A.
4.500% due 01/22/2015		18,450	19,603
4.500% due 01/20/2016	EUR	8,900	11,698
5.875% due 01/19/2023		$11,200	11,424
6.000% due 01/22/2020		14,975	17,071
8.500% due 10/20/2020 (e)		3,000	3,476
Banco do Nordeste do Brasil S.A.
4.375% due 05/03/2019		5,410	5,383
Banco Santander Brasil S.A.
4.250% due 01/14/2016		15,900	15,780
4.500% due 04/06/2015		5,000	5,025
4.625% due 02/13/2017		3,000	2,970
Banco Votorantim S.A.
5.250% due 02/11/2016		9,700	9,967
7.375% due 01/21/2020		2,400	2,562
BM&FBovespa S.A.
5.500% due 07/16/2020		300	321
Braskem Finance Ltd.
5.750% due 04/15/2021		9,900	10,222
7.000% due 05/07/2020		10,900	11,966
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		7,300	8,015
6.875% due 07/30/2019		23,320	27,256
7.750% due 11/30/2015		9,590	11,214
CSN Islands Corp.
6.875% due 09/21/2019		28,100	30,770
9.750% due 12/16/2013		600	662
10.000% due 01/15/2015		1,850	2,150
CSN Resources S.A.
6.500% due 07/21/2020		23,110	25,150
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		9,400	9,475
7.500% due 05/04/2020		14,968	15,567

Petrobras International Finance Co.
2.875% due 02/06/2015		2,500	2,544
5.375% due 01/27/2021		25,710	27,857
5.750% due 01/20/2020		13,100	14,404
5.875% due 03/01/2018		7,100	7,909
6.750% due 01/27/2041		6,500	7,666
6.875% due 01/20/2040		5,000	6,005
7.875% due 03/15/2019		46,485	56,805
8.375% due 12/10/2018		2,000	2,506
Vale Overseas Ltd.
6.875% due 11/21/2036		14,800	17,261
6.875% due 11/10/2039		10,175	11,953
8.250% due 01/17/2034		1,755	2,259

			418,094

SOVEREIGN ISSUES 2.6%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	20,000	26,373
6.369% due 06/16/2018		$5,160	6,076
6.500% due 06/10/2019		11,780	14,106
Brazil Government International Bond
5.625% due 01/07/2041		14,500	17,857
5.875% due 01/15/2019		200	242
6.000% due 01/17/2017		1,250	1,476
7.125% due 01/20/2037		4,500	6,514
7.875% due 03/07/2015		2,000	2,343
8.250% due 01/20/2034		18,103	28,512
8.750% due 02/04/2025		17,175	26,621
8.875% due 10/14/2019		700	996
10.125% due 05/15/2027		1,250	2,141
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,100	1,057
10.000% due 01/01/2014		6,456	3,303
10.000% due 01/01/2017		81,982	41,913

			179,530

Total Brazil (Cost $559,876)			597,624

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Bank of Montreal
2.850% due 06/09/2015		$14,555	15,416

Total Canada (Cost $15,073)			15,416

CAYMAN ISLANDS 2.4%
CORPORATE BONDS & NOTES 2.4%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$9,100	9,327
DP World Sukuk Ltd.
6.250% due 07/02/2017		2,500	2,713
Enersis S.A.
7.375% due 01/15/2014		420	452
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		11,100	11,194
Hutchison Whampoa International Ltd.
4.625% due 01/13/2022		5,000	5,270
5.750% due 09/11/2019		2,700	3,069
7.450% due 11/24/2033		1,170	1,641
7.625% due 04/09/2019		3,100	3,848
Interoceanica Finance Ltd.
0.000% due 11/30/2018		6,628	5,468
0.000% due 05/15/2030		7,400	2,903
IPIC GMTN Ltd.
3.125% due 11/15/2015		4,100	4,249
5.000% due 11/15/2020		18,700	20,055
5.500% due 03/01/2022		5,900	6,460
5.875% due 03/14/2021	EUR	3,000	4,173
Mongolian Mining Corp.
8.875% due 03/29/2017		$28,600	28,743
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		48,083	50,607
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,944	2,608
QNB Finance Ltd.
3.125% due 11/16/2015		5,600	5,747
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,100	1,161

Total Cayman Islands (Cost $164,568)			169,688

CHILE 0.8%
CORPORATE BONDS & NOTES 0.8%
AES Gener S.A.
5.250% due 08/15/2021		$1,000	1,063
Banco del Estado de Chile
3.875% due 02/08/2022		200	205
Banco Santander Chile
3.750% due 09/22/2015		17,300	17,391
5.375% due 12/09/2014		3,000	3,105
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,200	2,284
7.250% due 07/29/2019		13,700	16,208
Codelco, Inc.
7.500% due 01/15/2019		1,000	1,273
Colbun S.A.
6.000% due 01/21/2020		3,700	3,998
E.CL S.A.
5.625% due 01/15/2021		10,600	11,552

			57,079

SOVEREIGN ISSUES 0.0%
Chile Government International Bond
5.500% due 01/15/2013		100	103

Total Chile (Cost $53,328)			57,182

CHINA 0.5%
CORPORATE BONDS & NOTES 0.5%
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		$17,910	18,730
4.875% due 05/17/2042		15,040	16,098

Total China (Cost $32,847)			34,828

COLOMBIA 3.7%
CORPORATE BONDS & NOTES 0.8%
BanColombia S.A.
5.950% due 06/03/2021		$4,800	5,148
Ecopetrol S.A.
7.625% due 07/23/2019		42,270	53,472

			58,620

SOVEREIGN ISSUES 2.9%
Colombia Government International Bond
4.018% due 03/17/2013		3,750	3,825
4.375% due 07/12/2021		20,000	22,560
6.125% due 01/18/2041		17,125	22,348
7.375% due 01/27/2017		27,275	33,916
7.375% due 03/18/2019		39,800	52,238
7.375% due 09/18/2037		9,405	13,962
8.125% due 05/21/2024		15,550	22,680
9.850% due 06/28/2027	COP	600,000	511
11.750% due 02/25/2020		$6,247	10,026
12.000% due 10/22/2015	COP	25,375,000	17,700

			199,766

Total Colombia (Cost $230,416)			258,386

CZECH REPUBLIC 0.0%
CORPORATE BONDS & NOTES 0.0%
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		$2,400	2,525

Total Czech Republic (Cost $2,452)			2,525

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$1,635	1,520
3.989% due 04/08/2013		4,292	3,992

Total Egypt (Cost $5,927)			5,512

GABON 0.0%
SOVEREIGN ISSUES 0.0%
Gabonese Republic
8.200% due 12/12/2017	$2,300	2,680

Total Gabon (Cost $2,633)		2,680

GERMANY 0.4%
CORPORATE BONDS & NOTES 0.4%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	$27,930	29,331

Total Germany (Cost $29,318)		29,331

GUATEMALA 0.2%
SOVEREIGN ISSUES 0.2%
Guatemala Government Bond
5.750% due 06/06/2022	$13,800	14,421
9.250% due 08/01/2013	2,000	2,143

Total Guatemala (Cost $15,734)		16,564

GUERNSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)	$11,700	11,700

Total Guernsey, Channel Islands (Cost $11,700)		11,700

HONG KONG 0.5%
CORPORATE BONDS & NOTES 0.5%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$900	916
CNOOC Finance Ltd.
3.875% due 05/02/2022	24,300	25,205
5.000% due 05/02/2042	10,400	11,206

Total Hong Kong (Cost $35,476)		37,327

INDIA 0.7%
CORPORATE BONDS & NOTES 0.7%
ICICI Bank Ltd.
4.750% due 11/25/2016	$4,750	4,733
5.750% due 11/16/2020	5,600	5,551
6.625% due 10/03/2012	5,500	5,561
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	10,200	10,499
Indian Railway Finance Corp. Ltd.
4.406% due 03/30/2016	200	202
State Bank of India
4.500% due 07/27/2015	22,900	23,303

Total India (Cost $49,547)		49,849

INDONESIA 6.5%
BANK LOAN OBLIGATIONS 0.0%
Republic of Indonesia
1.313% due 12/14/2019	$3,413	3,174

CORPORATE BONDS & NOTES 1.7%
Adaro Indonesia PT
7.625% due 10/22/2019	6,200	6,634
Indonesia Eximbank
3.750% due 04/26/2017	6,000	6,037
Indosat Palapa Co. BV
7.375% due 07/29/2020	12,300	13,407
Majapahit Holding BV
7.250% due 06/28/2017	6,145	7,036
7.750% due 10/17/2016	18,410	21,102
7.750% due 01/20/2020	24,550	29,399
7.875% due 06/29/2037	1,750	2,135
8.000% due 08/07/2019	6,300	7,623

Pertamina Persero PT
6.000% due 05/03/2042	18,000	17,865
Perusahaan Listrik Negara PT
5.500% due 11/22/2021	7,500	7,875

		119,113

SOVEREIGN ISSUES 4.8%
Indonesia Government International Bond
5.250% due 01/17/2042	5,500	5,782
5.875% due 03/13/2020	39,750	46,010
6.625% due 02/17/2037	9,690	12,016
6.750% due 03/10/2014	24,750	26,544
6.875% due 03/09/2017	35,610	41,575
6.875% due 01/17/2018	48,900	58,008
7.250% due 04/20/2015	7,450	8,381
7.500% due 01/15/2016	1,325	1,535
7.750% due 01/17/2038	7,675	10,611
8.500% due 10/12/2035	4,100	6,037
10.375% due 05/04/2014	40,053	45,861
11.625% due 03/04/2019	49,255	72,897

		335,257

Total Indonesia (Cost $427,828)		457,544

IRELAND 2.1%
CORPORATE BONDS & NOTES 1.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$8,200	8,674
7.700% due 08/07/2013	4,000	4,239
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,000	1,045
6.604% due 02/03/2021	15,900	17,394
RZD Capital Ltd.
5.739% due 04/03/2017	29,250	31,295
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	4,300	4,298
7.748% due 02/02/2021	5,900	5,713
9.125% due 04/30/2018	2,500	2,669

		75,327

SOVEREIGN ISSUES 1.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	18,800	19,502
6.025% due 07/05/2022 (a)	38,660	38,782
6.800% due 11/22/2025	1,300	1,366
6.902% due 07/09/2020	12,200	13,246

		72,896

Total Ireland (Cost $145,166)		148,223

ISRAEL 0.1%
CORPORATE BONDS & NOTES 0.1%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019	$5,700	5,838

Total Israel (Cost $6,142)		5,838

KAZAKHSTAN 3.0%
CORPORATE BONDS & NOTES 3.0%
Intergas Finance BV
6.375% due 05/14/2017	$7,825	8,534
KazMunayGas National Co.
6.375% due 04/09/2021	27,380	30,255
7.000% due 05/05/2020	44,400	50,616
8.375% due 07/02/2013	33,800	35,604
9.125% due 07/02/2018	31,550	39,162
11.750% due 01/23/2015	24,925	29,784
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	12,939	13,529

Total Kazakhstan (Cost $199,362)		207,484

LUXEMBOURG 5.9%
CORPORATE BONDS & NOTES 5.9%
ALROSA Finance S.A.
8.875% due 11/17/2014	$4,000	4,425
Evraz Group S.A.
9.500% due 04/24/2018	500	539
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021	3,800	4,093
6.212% due 11/22/2016	20,040	21,842
6.510% due 03/07/2022	44,500	49,562
7.288% due 08/16/2037	2,575	2,935
7.510% due 07/31/2013	2,000	2,110
8.125% due 07/31/2014	9,000	9,896
8.625% due 04/28/2034	7,200	9,198
9.250% due 04/23/2019	55,400	69,377
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	9,570	10,515
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	23,750	23,988
6.299% due 05/15/2017	10,750	11,395
7.125% due 01/14/2014	2,400	2,539
7.175% due 05/16/2013	7,500	7,812
7.750% due 05/29/2018	17,250	19,579
9.000% due 06/11/2014	40,950	45,150
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017	9,100	9,282
5.400% due 03/24/2017	18,200	18,950
5.499% due 07/07/2015	31,480	33,054
5.717% due 06/16/2021	5,725	5,850
6.125% due 02/07/2022	9,250	9,675
6.468% due 07/02/2013	9,000	9,390
6.480% due 05/15/2013	1,200	1,255
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017	12,850	13,031
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014	1,422	1,487
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016	800	839
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012	10,500	10,671
6.875% due 05/29/2018	2,100	2,208

Total Luxembourg (Cost $397,057)		410,647

MALAYSIA 0.5%
CORPORATE BONDS & NOTES 0.5%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020	$4,300	4,692
Petroliam Nasional Bhd.
7.625% due 10/15/2026	14,550	20,591
7.750% due 08/15/2015	1,690	1,994
Petronas Capital Ltd.
7.875% due 05/22/2022	3,000	4,115

Total Malaysia (Cost $26,861)		31,392

	SHARES
MEXICO 12.0%
COMMON STOCKS 0.0%
FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)	93,349	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 8.6%
BBVA Bancomer S.A.
4.500% due 03/10/2016	$23,500	23,735
6.500% due 03/10/2021	12,250	12,434
Comision Federal de Electricidad
4.875% due 05/26/2021	9,700	10,573
5.750% due 02/14/2042	11,100	11,766

Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		16,200	16,929
9.250% due 06/30/2020		700	735
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		3,160	3,215
9.500% due 12/11/2019		9,100	9,555
9.750% due 03/25/2020		4,725	4,985
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		772	89
Pemex Project Funding Master Trust
1.067% due 12/03/2012		4,200	4,192
5.750% due 03/01/2018		57,090	64,797
6.625% due 06/15/2035		19,575	23,392
6.625% due 06/15/2038		200	239
Petroleos Mexicanos
4.875% due 03/15/2015		29,384	31,845
4.875% due 01/24/2022		85,800	92,878
5.500% due 01/21/2021		16,150	18,330
5.500% due 06/27/2044		39,430	40,416
6.000% due 03/05/2020		6,500	7,550
6.500% due 06/02/2041		108,670	127,415
8.000% due 05/03/2019		62,300	79,432
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	815
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$10,450	11,025

			596,342

SOVEREIGN ISSUES 3.4%
Mexico Government International Bond
4.250% due 07/14/2017	EUR	8,700	11,869
5.500% due 02/17/2020		5,100	7,430
5.750% due 10/12/2110		$22,600	25,820
5.875% due 02/17/2014		8,539	9,171
5.950% due 03/19/2019		2,500	3,060
6.050% due 01/11/2040		61,500	79,642
6.625% due 03/03/2015		775	878
6.750% due 09/27/2034		31,384	42,996
7.500% due 04/08/2033		24,094	35,177
7.750% due 12/14/2017	MXN	88,992	7,577
8.300% due 08/15/2031		$900	1,400
10.000% due 12/05/2024	MXN	121,480	12,783

			237,803

Total Mexico (Cost $752,130)			834,145

NETHERLANDS 0.8%
CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$8,700	9,777
10.500% due 03/25/2014		6,500	7,302
Indo Energy Finance BV
7.000% due 05/07/2018		4,500	4,444
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		8,700	9,613
Waha Aerospace BV
3.925% due 07/28/2020		23,205	24,238

Total Netherlands (Cost $53,007)			55,374

PANAMA 2.1%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$10,260	10,286
AES Panama S.A.
6.350% due 12/21/2016		9,030	9,797

			20,083

SOVEREIGN ISSUES 1.8%
Panama Government International Bond
6.700% due 01/26/2036		2,500	3,387
7.125% due 01/29/2026		25,387	34,399
7.250% due 03/15/2015		59,357	67,964
8.125% due 04/28/2034		2,560	3,584
8.875% due 09/30/2027		4,435	6,908
9.375% due 07/23/2012		310	311
9.375% due 01/16/2023		900	1,276
9.375% due 04/01/2029		4,172	6,842

			124,671

Total Panama (Cost $130,583)			144,754

PERU 2.9%
CORPORATE BONDS & NOTES 0.1%
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022	$4,000	4,200

SOVEREIGN ISSUES 2.8%
Peru Government International Bond
6.550% due 03/14/2037	9,340	12,758
7.125% due 03/30/2019	1,400	1,806
7.350% due 07/21/2025	43,590	61,462
8.375% due 05/03/2016	975	1,209
8.750% due 11/21/2033	63,804	104,958
9.875% due 02/06/2015	10,000	12,175

		194,368

Total Peru (Cost $170,923)		198,568

PHILIPPINES 1.7%
CORPORATE BONDS & NOTES 0.2%
Energy Development Corp.
6.500% due 01/20/2021	$940	994
Power Sector Assets & Liabilities Management Corp.
7.250% due 05/27/2019	2,635	3,333
7.390% due 12/02/2024	8,950	11,635

		15,962

SOVEREIGN ISSUES 1.5%
Philippines Government International Bond
6.375% due 01/15/2032	6,700	8,484
6.375% due 10/23/2034	5,900	7,567
6.500% due 01/20/2020	12,100	15,095
7.500% due 09/25/2024	825	1,099
7.750% due 01/14/2031	32,050	45,711
8.000% due 01/15/2016	6,000	7,177
8.375% due 06/17/2019	1,000	1,353
9.500% due 10/21/2024	1,000	1,520
9.875% due 01/15/2019	6,675	9,478
10.625% due 03/16/2025	2,900	4,807

		102,291

Total Philippines (Cost $105,946)		118,253

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
6.375% due 07/15/2019	$22,190	26,219

Total Poland (Cost $22,188)		26,219

QATAR 1.9%
CORPORATE BONDS & NOTES 1.2%
Nakilat, Inc.
6.067% due 12/31/2033	$1,400	1,572
Qatari Diar Finance QSC
3.500% due 07/21/2015	7,600	7,992
5.000% due 07/21/2020	12,400	13,950
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	19,189	21,108
5.500% due 09/30/2014	5,200	5,622
5.832% due 09/30/2016	2,702	2,901
5.838% due 09/30/2027	895	993
6.332% due 09/30/2027	3,250	3,732
6.750% due 09/30/2019	18,400	22,123

		79,993

SOVEREIGN ISSUES 0.7%
Qatar Government International Bond
4.000% due 01/20/2015	850	898
5.250% due 01/20/2020	30,450	35,261
6.400% due 01/20/2040	1,200	1,533
6.550% due 04/09/2019	8,000	9,880
9.750% due 06/15/2030	2,300	3,795

		51,367

Total Qatar (Cost $123,380)		131,360

RUSSIA 8.9%
CORPORATE BONDS & NOTES 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018		$31,075	38,852
ALROSA Finance S.A.
7.750% due 11/03/2020		10,800	11,364
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		20,200	21,361
8.146% due 04/11/2018		7,200	8,609
SCF Capital Ltd.
5.375% due 10/27/2017		5,000	4,794
VimpelCom Holdings BV
4.461% due 06/29/2014		4,600	4,515

			89,495

SOVEREIGN ISSUES 7.6%
Russia Government International Bond
3.250% due 04/04/2017		8,900	8,978
3.625% due 04/29/2015		14,800	15,347
4.500% due 04/04/2022		37,600	39,484
5.000% due 04/29/2020		600	654
5.625% due 04/04/2042		31,200	33,456
7.500% due 03/31/2030		318,040	382,631
12.750% due 06/24/2028		13,275	23,895
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		12,000	12,444
6.800% due 11/22/2025		10,200	10,720

			527,609

Total Russia (Cost $577,273)			617,104

SENEGAL 0.0%
SOVEREIGN ISSUES 0.0%
Senegal Government International Bond
8.750% due 05/13/2021		$900	995

Total Senegal (Cost $979)			995

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015		$5,700	6,043
Singapore Telecommunications Ltd.
7.375% due 12/01/2031		400	599
STATS ChipPAC Ltd.
7.500% due 08/12/2015		800	860
Temasek Financial Ltd.
5.375% due 11/23/2039		992	1,267

Total Singapore (Cost $8,631)			8,769

SOUTH AFRICA 1.6%
CORPORATE BONDS & NOTES 0.1%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		$6,200	6,386
6.500% due 04/15/2040		1,300	1,272

			7,658

SOVEREIGN ISSUES 1.5%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	12,160	15,918
5.875% due 05/30/2022		$1,190	1,423
6.500% due 06/02/2014		7,530	8,306
6.750% due 03/31/2021	ZAR	100,000	11,824
6.875% due 05/27/2019		$19,400	23,911
7.250% due 01/15/2020	ZAR	75,300	9,269
8.000% due 12/21/2018		247,100	32,011
8.250% due 09/15/2017		19,700	2,586

			105,248

Total South Africa (Cost $112,965)			112,906

SOUTH KOREA 2.0%
CORPORATE BONDS & NOTES 1.4%
Export-Import Bank of Korea
2.268% due 03/21/2015		$23,600	23,567
5.000% due 04/11/2022		12,750	14,217
5.125% due 06/29/2020		1,150	1,289
5.250% due 02/10/2014		3,200	3,367
5.500% due 10/17/2012		6,280	6,363
5.875% due 01/14/2015		3,900	4,279
8.125% due 01/21/2014		5,650	6,182
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		10,200	10,734
6.000% due 05/05/2015		800	871
Industrial Bank of Korea
3.750% due 09/29/2016		585	611
Korea Electric Power Corp.
3.000% due 10/05/2015		6,800	6,963
Korea Exchange Bank
4.875% due 01/14/2016		3,500	3,741
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		8,400	8,605
6.250% due 06/17/2014		1,800	1,941
Shinhan Bank
4.375% due 09/15/2015		1,800	1,901
Woori Bank Co. Ltd.
7.000% due 02/02/2015		1,000	1,119

			95,750

SOVEREIGN ISSUES 0.6%
Korea Development Bank
0.747% due 11/22/2012		8,200	8,177
5.300% due 01/17/2013		2,200	2,253
8.000% due 01/23/2014		17,300	18,918
Korea Housing Finance Corp.
4.125% due 12/15/2015		12,550	13,341

			42,689

Total South Korea (Cost $134,458)			138,439

SRI LANKA 0.4%
SOVEREIGN ISSUES 0.4%
Sri Lanka Government International Bond
6.250% due 10/04/2020		$11,475	11,819
6.250% due 07/27/2021		9,523	9,627
7.400% due 01/22/2015		3,350	3,601

Total Sri Lanka (Cost $24,611)			25,047

TRINIDAD AND TOBAGO 0.3%
CORPORATE BONDS & NOTES 0.3%
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		$11,075	11,545
9.750% due 08/14/2019		7,280	9,002

Total Trinidad and Tobago (Cost $19,009)			20,547

TUNISIA 0.2%
SOVEREIGN ISSUES 0.2%
Banque Centrale de Tunisie S.A.
3.280% due 08/09/2027	JPY	100,000	1,009
4.500% due 06/22/2020	EUR	7,100	8,379
8.250% due 09/19/2027		$1,680	2,008

Total Tunisia (Cost $11,065)			11,396

TURKEY 3.6%
CORPORATE BONDS & NOTES 0.2%
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		$16,400	15,211

SOVEREIGN ISSUES 3.4%
Turkey Government International Bond
5.625% due 03/30/2021		6,250	6,852
6.000% due 01/14/2041		9,980	10,541
6.750% due 04/03/2018		4,743	5,407
6.750% due 05/30/2040		47,980	56,077
6.875% due 03/17/2036		4,300	5,064
7.000% due 09/26/2016		5,200	5,894
7.000% due 03/11/2019		5,275	6,152
7.000% due 06/05/2020		33,000	38,775
7.250% due 03/15/2015		15,185	16,760
7.250% due 03/05/2038		1,000	1,233
7.375% due 02/05/2025		5,443	6,709
7.500% due 07/14/2017		8,200	9,584
7.500% due 11/07/2019		49,467	60,102
8.000% due 02/14/2034		3,400	4,485

			233,635

Total Turkey (Cost $234,926)			248,846

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$14,807	16,270
DP World Ltd.
6.850% due 07/02/2037		8,950	8,838

Total United Arab Emirates (Cost $23,375)			25,108

UNITED KINGDOM 0.1%
CORPORATE BONDS & NOTES 0.1%
Barclays Bank PLC
10.179% due 06/12/2021		$2,040	2,418
HBOS PLC
6.750% due 05/21/2018		7,500	7,088

Total United Kingdom (Cost $9,523)			9,506

UNITED STATES 2.2%
ASSET-BACKED SECURITIES 0.0%
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		$469	322
6.172% due 06/25/2036		708	451
Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037		542	204
5.726% due 10/25/2036		422	226
6.000% due 07/25/2047		243	173

			1,376

CORPORATE BONDS & NOTES 1.4%
Ally Financial, Inc.
4.625% due 06/26/2015		10,550	10,624
American Honda Finance Corp.
0.916% due 05/08/2014		10,000	10,018
American International Group, Inc.
5.000% due 06/26/2017	EUR	700	907
5.850% due 01/16/2018		$900	998
6.250% due 05/01/2036		3,200	3,719
6.765% due 11/15/2017	GBP	955	1,633
8.175% due 05/15/2068		$15,400	16,786
8.250% due 08/15/2018		1,700	2,058
8.625% due 05/22/2068	GBP	200	318
BellSouth Corp.
4.020% due 04/26/2021		$4,800	4,922
CEDC Finance Corp. International, Inc.
9.125% due 12/01/2016		2,150	1,371
Citigroup Capital
8.300% due 12/21/2077		8,960	9,005
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,054
Gerdau Holdings, Inc.
7.000% due 01/20/2020		24,600	27,552
Pemex Project Funding Master Trust
6.625% due 06/15/2035		300	358

			96,323

MORTGAGE-BACKED SECURITIES 0.4%
Adjustable Rate Mortgage Trust
4.583% due 11/25/2035	510	359
Banc of America Funding Corp.
5.244% due 11/20/2035	476	382
5.888% due 04/25/2037	578	497
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	8,889	8,427
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051	2,220	2,547
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035	60	49
5.469% due 02/25/2036	338	206
Chase Mortgage Finance Corp.
2.934% due 03/25/2037	443	340
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,093	1,069
2.674% due 07/25/2046 ^	354	217
2.893% due 03/25/2034	89	81
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^	441	254
5.750% due 03/25/2037	453	310
6.250% due 11/25/2036 ^	302	236
Countrywide Home Loan Mortgage Pass-Through Trust
2.778% due 03/25/2037 ^	286	138
2.882% due 02/25/2047 ^	345	186
5.304% due 04/20/2036	315	219
5.533% due 09/25/2047 ^	200	132
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 06/25/2033	988	935
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037	438	243
Deutsche ALT-A Securities, Inc.
4.976% due 10/25/2035	332	242
5.000% due 10/25/2018	236	245
5.500% due 12/25/2035 ^	623	448
5.869% due 10/25/2036 ^	385	225
5.886% due 10/25/2036 ^	385	225
6.300% due 07/25/2036 ^	525	266
Harborview Mortgage Loan Trust
5.304% due 08/19/2036 ^	180	128
Homebanc Mortgage Trust
5.533% due 04/25/2037	600	255
Indymac Index Mortgage Loan Trust
0.545% due 06/25/2037 ^	271	82
4.993% due 06/25/2036	459	366
5.026% due 10/25/2035	377	290
Indymac Mortgage Loan Trust
5.495% due 08/25/2036	566	552
JPMorgan Mortgage Trust
4.187% due 08/25/2035	600	560
4.852% due 04/25/2035	210	204
5.310% due 11/25/2035	371	347
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040	630	715
Luminent Mortgage Trust
0.425% due 12/25/2036	260	141
MASTR Alternative Loans Trust
0.645% due 03/25/2036	196	37
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	3,667	2,694
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037	424	302
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049	600	661
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049	400	455
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	119	99
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	381	338
Residential Accredit Loans, Inc.
6.000% due 06/25/2036	92	61
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	485	204
Sequoia Mortgage Trust
2.636% due 01/20/2047	190	139
Structured Adjustable Rate Mortgage Loan Trust
4.752% due 09/25/2036 ^	588	282
5.118% due 05/25/2036	1,200	926
5.174% due 11/25/2035 ^	350	234
6.000% due 10/25/2037 ^	288	134

TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		568	123
WaMu Mortgage Pass-Through Certificates
2.160% due 01/25/2037		380	255
2.339% due 12/25/2036		244	169
2.452% due 04/25/2037		248	161
2.506% due 09/25/2036		410	289
2.578% due 03/25/2034		291	289
2.655% due 12/25/2036		816	563
4.997% due 05/25/2037		591	404

			30,937

U.S. GOVERNMENT AGENCIES 0.0%
Federal Home Loan Bank
4.125% due 12/13/2019		100	118
Israel Government AID Bond
5.500% due 04/26/2024		100	132

			250

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
4.375% due 05/15/2041 (g)(h)(i)		15,100	20,201
U.S. Treasury Notes
1.875% due 09/30/2017 (g)(h)(i)		4,700	4,961
2.625% due 07/31/2014 (g)		885	927

			26,089

Total United States (Cost $145,534)			154,975

URUGUAY 1.3%
SOVEREIGN ISSUES 1.3%
Uruguay Government International Bond
5.000% due 09/14/2018 (d)	UYU	77,276	3,916
6.875% due 09/28/2025		$8,000	10,600
7.625% due 03/21/2036		7,100	10,295
7.875% due 01/15/2033		18,950	27,620
8.000% due 11/18/2022		29,038	41,016

Total Uruguay (Cost $80,229)			93,447

VENEZUELA 7.8%
CORPORATE BONDS & NOTES 3.9%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$85,291	73,563
5.000% due 10/28/2015		29,412	23,273
5.250% due 04/12/2017		96,205	69,268
5.375% due 04/12/2027		102,155	58,484
5.500% due 04/12/2037		35,355	20,152
8.500% due 11/02/2017		33,381	27,206

			271,946

SOVEREIGN ISSUES 3.9%
Venezuela Government International Bond
5.750% due 02/26/2016		2,600	2,249
6.000% due 12/09/2020		7,780	5,271
7.000% due 12/01/2018		5,000	3,862
7.000% due 03/31/2038		40,900	26,994
7.650% due 04/21/2025		36,720	25,520
7.750% due 10/13/2019		74,050	57,204
8.250% due 10/13/2024		115,200	83,808
8.500% due 10/08/2014		215	214
9.000% due 05/07/2023		34,165	26,478
9.250% due 05/07/2028		26,160	20,012
9.375% due 01/13/2034		23,565	18,263
12.750% due 08/23/2022		4,185	4,039

			273,914

Total Venezuela (Cost $536,987)			545,860

VIETNAM 0.1%
SOVEREIGN ISSUES 0.1%
Vietnam Government International Bond
4.000% due 03/12/2028		$5,000	4,215

Total Vietnam (Cost $4,369)			4,215

VIRGIN ISLANDS (BRITISH) 2.3%
CORPORATE BONDS & NOTES 2.3%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$9,500	9,894
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		14,800	14,133
GTL Trade Finance, Inc.
7.250% due 10/20/2017		6,300	7,087
TNK-BP Finance S.A.
6.250% due 02/02/2015		3,850	4,057
6.625% due 03/20/2017		38,000	41,470
7.250% due 02/02/2020		4,800	5,415
7.500% due 03/13/2013		20,675	21,502
7.500% due 07/18/2016		20,335	22,700
7.875% due 03/13/2018		28,700	32,969

Total Virgin Islands (British) (Cost $153,180)			159,227

SHORT-TERM INSTRUMENTS 9.6%
CERTIFICATES OF DEPOSIT 1.1%
Banco do Brasil S.A.
0.000% due 06/28/2013		$25,000	24,740
2.010% due 03/26/2013		25,000	24,836
Itau Unibanco Holding S.A.
2.010% due 03/26/2013		25,000	24,570

			74,146

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		1,200	1,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $1,223. Repurchase proceeds are $1,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,849	4,849

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $4,950. Repurchase proceeds are $4,849.)			6,049

MEXICO TREASURY BILLS 0.4%
4.522% due 09/20/2012 - 10/18/2012 (c)	MXN	416,700	30,853

U.S. TREASURY BILLS 0.0%
0.163% due 08/02/2012 - 05/30/2013 (c)(g)		$3,131	3,126

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 8.0%
PIMCO Short-Term Floating NAV Portfolio		30,629,361	306,906
PIMCO Short-Term Floating NAV Portfolio III		25,004,710	250,122

			557,028

Total Short-Term Instruments (Cost $669,473)			671,202

PURCHASED OPTIONS (k) 0.0%
(Cost $254)			13

Total Investments 99.8% (Cost $6,573,222)			$6,962,171
Written Options (l) (0.0%) (Premiums $383)			(16)
Other Assets and Liabilities (Net) 0.2%			12,961

Net Assets 100.0%			$6,975,116

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $17,730 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $3,911 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2013	742	$2,123
U.S. Treasury 10-Year Note September Futures	Long	09/2012	3,047	1,758

				$3,881

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,800 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	$110,000	$2,939	$1,446
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	121,200	(5,485)	(4,873)

					$(2,546)	$(3,427)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.847%	$300	$(20)	$(13)	$(7)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.859%	28,000	(1,926)	(1,487)	(439)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%	9,100	23	11	12
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.859%	28,000	(1,927)	(1,069)	(858)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%	1,100	3	2	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%	2,800	(26)	(14)	(12)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%	31,200	134	200	(66)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%	10,900	(251)	(325)	74
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%	3,900	10	6	4
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%	17,900	(208)	(144)	(64)
Brazil Government International Bond	HUS	1.000%	03/20/2021	1.833%	18,100	(1,155)	(846)	(309)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%	300	(1)	(4)	3
Brazil Government International Bond	JPM	1.000%	12/20/2019	1.753%	1,300	(66)	(49)	(17)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.859%	7,500	(516)	(335)	(181)
Brazil Government International Bond	UAG	1.030%	07/20/2017	1.508%	3,875	(71)	0	(71)
China Government International Bond	BRC	1.000%	09/20/2012	0.292%	4,400	8	27	(19)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%	1,400	5	(4)	9
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	3,000	(3)	(143)	140
China Government International Bond	DUB	1.000%	12/20/2016	1.028%	2,500	(2)	(111)	109
China Government International Bond	FBF	1.000%	12/20/2016	1.028%	2,900	(3)	(143)	140
China Government International Bond	JPM	1.000%	09/20/2012	0.292%	2,400	4	15	(11)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%	12,400	(11)	(602)	591
China Government International Bond	MYC	1.000%	12/20/2016	1.028%	19,100	(17)	(891)	874
China Government International Bond	RYL	1.000%	06/20/2016	0.913%	6,700	25	72	(47)
Colombia Government International Bond	DUB	1.000%	09/20/2016	1.209%	10,000	(82)	(34)	(48)
Colombia Government International Bond	FBF	1.000%	09/20/2015	1.048%	6,500	(8)	(147)	139
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%	2,300	3	9	(6)
Colombia Government International Bond	JPM	1.000%	09/20/2015	1.048%	27,600	(33)	(679)	646
Colombia Government International Bond	JPM	1.000%	09/20/2016	1.209%	5,000	(41)	(17)	(24)
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.048%	8,000	(9)	(181)	172
Egypt Government International Bond	DUB	1.000%	06/20/2016	6.031%	1,000	(173)	(92)	(81)
Egypt Government International Bond	FBF	1.000%	06/20/2016	6.031%	10,000	(1,726)	(1,044)	(682)
Egypt Government International Bond	HUS	1.000%	06/20/2016	6.031%	2,100	(363)	(213)	(150)

Egypt Government International Bond	JPM	1.000%	03/20/2016	5.993%	400	(65)	(49)	(16)
Egypt Government International Bond	MYC	1.000%	06/20/2016	6.031%	3,000	(517)	(300)	(217)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.815%	600	3	(15)	18
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%	700	(1)	(5)	4
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.815%	800	4	(20)	24
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.815%	800	4	(26)	30
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%	1,200	(2)	(9)	7
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.057%	5,200	(10)	(3)	(7)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.815%	300	1	(10)	11
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%	500	(1)	(1)	0
Export-Import Bank of China	BOA	1.000%	06/20/2016	1.426%	5,000	(80)	(93)	13
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.491%	3,800	(75)	(108)	33
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.516%	700	2	(10)	12
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%	2,300	(56)	(223)	167
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.491%	4,000	(79)	(110)	31
Export-Import Bank of China	UAG	1.000%	06/20/2016	1.426%	2,200	(35)	(43)	8
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%	2,300	2	(48)	50
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%	4,700	4	(92)	96
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%	500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%	6,000	5	(121)	126
Indonesia Government International Bond	BOA	1.000%	03/20/2016	1.425%	24,000	(360)	(497)	137
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.425%	13,700	(205)	(336)	131
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.425%	28,200	(423)	(638)	215
Indonesia Government International Bond	CBK	1.000%	03/20/2016	1.425%	40,100	(602)	(929)	327
Indonesia Government International Bond	CBK	2.290%	12/20/2016	1.678%	1,300	35	0	35
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.405%	4,000	(420)	(257)	(163)
Indonesia Government International Bond	GST	1.000%	09/20/2021	2.421%	5,000	(541)	(489)	(52)
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.123%	10,400	(31)	(434)	403
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.425%	24,000	(360)	(555)	195
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.425%	29,000	(435)	(676)	241
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	1,300	(137)	(86)	(51)
Kazakhstan Government International Bond	JPM	1.000%	03/20/2016	2.223%	10,000	(433)	(289)	(144)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%	13,000	0	(226)	226
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%	3,400	8	(52)	60
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.685%	10,748	(595)	(635)	40
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%	300	1	1	0
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.658%	1,100	(56)	(50)	(6)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.685%	4,000	(221)	(157)	(64)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.010%	14,000	0	(271)	271
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%	8,000	(407)	(368)	(39)
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%	2,400	4	9	(5)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%	16,600	55	41	14
Mexico Government International Bond	MYC	1.000%	03/20/2015	0.926%	1,700	4	(25)	29
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%	10,000	1	(193)	194
Mexico Government International Bond	UAG	1.000%	03/20/2015	0.926%	25,000	58	(298)	356
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%	1,000	0	(15)	15
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%	2,300	3	7	(4)
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%	2,500	5	14	(9)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%	4,700	9	29	(20)
Peru Government International Bond	BRC	1.000%	09/20/2015	1.216%	5,000	(33)	(56)	23
Peru Government International Bond	HUS	1.000%	06/20/2016	1.358%	5,700	(76)	(151)	75
Peru Government International Bond	MYC	1.960%	10/20/2016	1.415%	3,000	80	0	80
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%	3,400	3	(31)	34
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.983%	20,000	11	(37)	48
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%	17,500	(254)	(605)	351
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%	3,000	(44)	(86)	42
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%	4,100	3	(26)	29
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%	400	(6)	(14)	8
Philippines Government International Bond	BOA	1.000%	03/20/2015	0.800%	7,000	40	(201)	241
Philippines Government International Bond	BOA	1.000%	03/20/2016	1.098%	13,000	(42)	(219)	177
Philippines Government International Bond	BOA	1.000%	09/20/2021	2.083%	10,000	(863)	(662)	(201)
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.908%	10,500	34	(224)	258
Philippines Government International Bond	BPS	1.000%	03/20/2016	1.098%	10,000	(33)	(164)	131
Philippines Government International Bond	BRC	1.000%	03/20/2015	0.800%	20,000	115	(576)	691
Philippines Government International Bond	BRC	1.000%	03/20/2016	1.098%	10,000	(33)	(159)	126
Philippines Government International Bond	CBK	2.730%	03/20/2018	1.704%	9,800	553	0	553
Philippines Government International Bond	DUB	1.000%	03/20/2015	0.800%	10,000	58	(301)	359
Philippines Government International Bond	DUB	1.000%	09/20/2015	0.908%	17,000	55	(417)	472
Philippines Government International Bond	DUB	1.000%	03/20/2016	1.098%	5,000	(17)	(63)	46
Philippines Government International Bond	FBF	1.000%	09/20/2021	2.083%	5,000	(432)	(324)	(108)
Philippines Government International Bond	GST	1.000%	09/20/2015	0.908%	15,000	49	(382)	431
Philippines Government International Bond	HUS	1.000%	09/20/2015	0.908%	7,800	25	(168)	193
Philippines Government International Bond	HUS	1.000%	12/20/2015	1.010%	1,100	0	(21)	21
Philippines Government International Bond	JPM	1.000%	03/20/2015	0.800%	20,000	115	(612)	727
Philippines Government International Bond	JPM	1.000%	09/20/2015	0.908%	15,000	49	(375)	424
Philippines Government International Bond	JPM	1.000%	03/20/2016	1.098%	10,000	(33)	(159)	126
Philippines Government International Bond	JPM	1.000%	09/20/2021	2.083%	15,000	(1,294)	(971)	(323)
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%	6,200	266	0	266
Philippines Government International Bond	UAG	1.000%	03/20/2015	0.800%	28,000	161	(859)	1,020
Qatar Government International Bond	BOA	1.000%	03/20/2016	1.030%	5,500	(4)	0	(4)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%	300	(1)	(3)	2
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%	300	0	(2)	2
Qatar Government International Bond	UAG	1.000%	12/20/2014	0.796%	2,000	11	(28)	39
Republic of Korea	DUB	1.000%	12/20/2012	0.310%	16,900	62	(88)	150
Republic of Korea	FBF	1.000%	12/20/2012	0.310%	700	3	(3)	6
Republic of Korea	JPM	1.000%	12/20/2012	0.310%	4,400	16	(27)	43
Republic of Korea	RYL	1.000%	12/20/2015	0.829%	1,000	6	1	5
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%	300	1	(3)	4
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%	4,500	9	(62)	71
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%	1,500	3	(16)	19
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%	7,700	16	(85)	101
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%	3,900	8	(43)	51
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%	1,900	4	(20)	24
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	FBF	1.870%	10/20/2012	0.925%	6,900	47	0	47
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.920%	30,000	15	(269)	284
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	MYC	2.000%	10/20/2012	0.925%	13,000	96	0	96
South Africa Government International Bond	DUB	1.000%	06/20/2016	1.360%	400	(5)	(4)	(1)
Turkey Government International Bond	CBK	1.000%	12/20/2020	2.698%	25,000	(3,044)	(936)	(2,108)
Turkey Government International Bond	DUB	1.000%	06/20/2021	2.722%	1,200	(155)	(114)	(41)
Turkey Government International Bond	FBF	1.000%	12/20/2020	2.698%	25,000	(3,044)	(915)	(2,129)
Turkey Government International Bond	UAG	1.000%	03/20/2015	1.854%	18,500	(414)	(623)	209
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%	3,200	(263)	(129)	(134)

						$(22,537)	$(28,148)	$5,611

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	$4,600	$341	$474	$(133)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	14,000	1,037	1,442	(405)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	17,300	1,281	2,180	(899)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,200	96	156	(60)
CDX.EM-15 5-Year Index	CBK	5.000%	06/20/2016	35,400	3,124	2,867	257
CDX.EM-15 5-Year Index	DUB	5.000%	06/20/2016	30,000	2,648	2,760	(112)
CDX.EM-15 5-Year Index	UAG	5.000%	06/20/2016	5,600	494	515	(21)
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016	41,800	3,938	2,853	1,085
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	13,900	1,309	1,119	190
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016	30,000	2,826	1,740	1,086
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	17,700	1,747	2,292	(545)
CDX.EM-17 5-Year Index	BRC	5.000%	06/20/2017	20,600	2,034	1,979	55
CDX.EM-17 5-Year Index	CBK	5.000%	06/20/2017	2,860	283	269	14
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	17,240	1,702	1,528	174
CDX.EM-17 5-Year Index	JPM	5.000%	06/20/2017	9,000	889	788	101
CDX.EM-17 5-Year Index	MYC	5.000%	06/20/2017	800	79	70	9

					$23,828	$23,032	$796

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS	BRL	162,800	$2,113	$137	$1,976
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		59,000	855	167	688
Pay	1-Year BRL-CDI	11.880%	01/02/2013	BPS		127,000	2,817	(48)	2,865
Pay	1-Year BRL-CDI	11.890%	01/02/2013	HUS		12,400	281	1	280
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		250,000	8,080	(78)	8,158
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		698,700	22,490	(559)	23,049
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	65,400	301	(5)	306
Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC		157,200	727	0	727
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		539,000	761	593	168
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		409,185	578	41	537
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		164,900	116	(36)	152
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		532,700	375	(181)	556
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		381,000	268	(207)	475
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	DUB		8,700	86	6	80
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		224,150	1,083	146	937

							$40,931	$(23)	$40,954

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$800	$49	$2
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	500	27	1
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	800	39	2
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	2,700	139	8

							$254	$13

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	$4,000	$56	$0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,300	35	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	7,200	84	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	6,200	68	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,000	22	0

							$265	$(1)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$9,100	$118	$(15)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	COP	32,025,818		$16,711	UAG	$0	$(1,202)	$(1,202)
07/2012	EUR	16,387		20,445	BPS	0	(292)	(292)
07/2012		16,387		20,544	CBK	0	(194)	(194)
07/2012		662		825	DUB	0	(13)	(13)
07/2012		8,623		10,835	FBF	0	(77)	(77)
07/2012		17,602		22,272	GSC	0	(4)	(4)
07/2012		13,320		16,779	HUS	0	(78)	(78)
07/2012		11,575		14,488	JPM	0	(160)	(160)
07/2012		75,058		97,972	UAG	2,977	0	2,977
07/2012	GBP	932		1,471	GSC	11	0	11
07/2012		932		1,470	HUS	10	0	10
07/2012	IDR	159,562,500		17,020	CBK	32	0	32
07/2012		159,562,500		16,819	MSC	0	(169)	(169)
07/2012	INR	462,085		8,810	BRC	529	0	529
07/2012		741,413		14,134	DUB	846	0	846
07/2012		935,598		17,843	UAG	1,075	0	1,075
07/2012	KRW	31,134,759		27,189	DUB	17	0	17
07/2012		15,685,731		13,684	FBF	0	(6)	(6)
07/2012		11,901,074		10,394	JPM	8	0	8
07/2012		11,467,399		10,006	UAG	0	(2)	(2)
07/2012		$17,914	COP	32,025,818	BRC	39	(40)	(1)
07/2012		105,521	EUR	84,533	BPS	1,468	(12)	1,456
07/2012		405		319	JPM	0	(2)	(2)
07/2012		14,140		11,311	RBC	176	0	176
07/2012		2,909	GBP	1,864	UAG	11	0	11
07/2012		16,819	IDR	159,562,500	CBK	169	0	169
07/2012		16,872		159,562,500	MSC	116	0	116
07/2012		5,500	INR	282,370	BPS	0	(439)	(439)
07/2012		14,000		716,240	DUB	0	(1,164)	(1,164)
07/2012		16,421		843,264	JPM	0	(1,307)	(1,307)
07/2012		5,659		289,911	MSC	0	(463)	(463)
07/2012		33,879		1,650,911	UAG	0	(4,292)	(4,292)
07/2012		33,647	KRW	37,981,973	CBK	0	(499)	(499)
07/2012		16,580		19,035,576	DUB	33	0	33
07/2012		11,672		13,171,414	FBF	0	(177)	(177)
07/2012		46	MYR	142	JPM	0	(1)	(1)
07/2012		5,040	TRY	9,277	UAG	60	0	60
07/2012		424	ZAR	3,400	JPM	0	(10)	(10)
07/2012		1,687		13,400	UAG	0	(53)	(53)
07/2012	ZAR	451,969		$53,729	DUB	0	(1,367)	(1,367)
08/2012	BRL	31,692		16,218	HUS	540	0	540
08/2012	EUR	83,894		104,727	BPS	0	(1,466)	(1,466)
08/2012	GBP	1,864		2,909	UAG	0	(11)	(11)
08/2012	HUF	688,439		3,121	JPM	90	0	90
08/2012		2,065,316		9,405	UAG	311	0	311
08/2012	MXN	22,763		1,651	HUS	0	(48)	(48)
08/2012		241,944		17,446	JPM	0	(616)	(616)
08/2012	PLN	25,569		7,690	DUB	55	0	55
08/2012		66,546		20,000	JPM	128	0	128
08/2012	SGD	3,568		2,840	BRC	23	0	23
08/2012		26,871		21,342	HUS	153	(23)	130
08/2012		3,320		2,640	MSC	19	0	19
08/2012		12,460		9,960	UAG	124	0	124
08/2012		$8,883	BRL	17,540	DUB	0	(206)	(206)
08/2012		3,740		7,556	HUS	0	(2)	(2)
08/2012		18,850		37,815	UAG	1	(144)	(143)
08/2012		12,050	HUF	2,736,745	BRC	0	0	0
08/2012		545	MXN	7,485	UAG	14	0	14
08/2012		14,359	PLN	45,858	BRC	0	(664)	(664)
08/2012		14,308		45,858	UAG	0	(614)	(614)
08/2012		44,717	SGD	55,238	UAG	0	(1,112)	(1,112)
09/2012	JPY	10,922		$139	BRC	2	0	2
09/2012	MXN	137,453		9,800	UAG	0	(427)	(427)
10/2012		273,965		19,480	UAG	0	(852)	(852)
10/2012	PHP	8,413		192	CBK	0	(7)	(7)
10/2012		$12,050	CNY	76,630	CBK	0	(7)	(7)
10/2012		1,144	ZAR	9,900	DUB	47	0	47
12/2012	COP	32,025,818		$17,596	BRC	44	(35)	9
01/2013	IDR	159,562,500		16,287	MSC	0	(231)	(231)
02/2013	CNY	168,373		26,226	JPM	27	(174)	(147)
02/2013		$5,951	CNY	37,798	CBK	0	(30)	(30)
02/2013		9,453		60,000	HUS	0	(55)	(55)
02/2013		36,010		225,975	JPM	0	(614)	(614)
08/2013		7,503		47,000	DUB	0	(182)	(182)
08/2013		5,246		33,000	RYL	0	(106)	(106)
08/2013		5,736		36,000	UAG	0	(128)	(128)

						$9,155	$(19,777)	$(10,622)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$15,224	$0	$15,224
Bahrain
Sovereign Issues	0	1,802	0	1,802
Barbados
Corporate Bonds & Notes	0	17,201	0	17,201
Bermuda
Corporate Bonds & Notes	0	21,929	0	21,929
Brazil
Corporate Bonds & Notes	0	418,094	0	418,094
Sovereign Issues	0	179,530	0	179,530
Canada
Corporate Bonds & Notes	0	15,416	0	15,416
Cayman Islands
Corporate Bonds & Notes	0	158,709	10,979	169,688
Chile
Corporate Bonds & Notes	0	57,079	0	57,079
Sovereign Issues	0	103	0	103
China
Corporate Bonds & Notes	0	34,828	0	34,828
Colombia
Corporate Bonds & Notes	0	58,620	0	58,620
Sovereign Issues	0	199,766	0	199,766
Czech Republic
Corporate Bonds & Notes	0	2,525	0	2,525
Egypt
Bank Loan Obligations	0	5,512	0	5,512
Gabon
Sovereign Issues	0	2,680	0	2,680
Germany
Corporate Bonds & Notes	0	29,331	0	29,331
Guatemala
Sovereign Issues	0	16,564	0	16,564
Guernsey, Channel Islands
Corporate Bonds & Notes	0	11,700	0	11,700
Hong Kong
Corporate Bonds & Notes	0	37,327	0	37,327
India
Corporate Bonds & Notes	0	49,849	0	49,849
Indonesia
Bank Loan Obligations	0	3,174	0	3,174
Corporate Bonds & Notes	0	119,113	0	119,113
Sovereign Issues	0	335,257	0	335,257

Ireland
Corporate Bonds & Notes	0	75,327	0	75,327
Sovereign Issues	0	72,896	0	72,896
Israel
Corporate Bonds & Notes	0	5,838	0	5,838
Kazakhstan
Corporate Bonds & Notes	0	207,484	0	207,484
Luxembourg
Corporate Bonds & Notes	0	410,647	0	410,647
Malaysia
Corporate Bonds & Notes	0	31,392	0	31,392
Mexico
Corporate Bonds & Notes	0	596,342	0	596,342
Sovereign Issues	0	237,803	0	237,803
Netherlands
Corporate Bonds & Notes	0	55,374	0	55,374
Panama
Corporate Bonds & Notes	0	20,083	0	20,083
Sovereign Issues	0	124,671	0	124,671
Peru
Corporate Bonds & Notes	0	4,200	0	4,200
Sovereign Issues	0	194,368	0	194,368
Philippines
Corporate Bonds & Notes	0	15,962	0	15,962
Sovereign Issues	0	102,291	0	102,291
Poland
Sovereign Issues	0	26,219	0	26,219
Qatar
Corporate Bonds & Notes	0	79,993	0	79,993
Sovereign Issues	0	51,367	0	51,367
Russia
Corporate Bonds & Notes	0	89,495	0	89,495
Sovereign Issues	0	527,609	0	527,609
Senegal
Sovereign Issues	0	995	0	995
Singapore
Corporate Bonds & Notes	0	8,769	0	8,769
South Africa
Corporate Bonds & Notes	0	7,658	0	7,658
Sovereign Issues	0	105,248	0	105,248
South Korea
Corporate Bonds & Notes	0	95,750	0	95,750
Sovereign Issues	0	42,689	0	42,689
Sri Lanka
Sovereign Issues	0	25,047	0	25,047
Trinidad and Tobago
Corporate Bonds & Notes	0	20,547	0	20,547
Tunisia
Sovereign Issues	0	11,396	0	11,396
Turkey
Corporate Bonds & Notes	0	15,211	0	15,211
Sovereign Issues	0	233,635	0	233,635
United Arab Emirates
Corporate Bonds & Notes	0	25,108	0	25,108
United Kingdom
Corporate Bonds & Notes	0	9,506	0	9,506
United States
Asset-Backed Securities	0	1,376	0	1,376
Corporate Bonds & Notes	0	96,323	0	96,323
Mortgage-Backed Securities	0	30,937	0	30,937
U.S. Government Agencies	0	250	0	250
U.S. Treasury Obligations	0	26,089	0	26,089
Uruguay
Sovereign Issues	0	93,447	0	93,447
Venezuela
Corporate Bonds & Notes	0	271,946	0	271,946
Sovereign Issues	0	273,914	0	273,914
Vietnam
Sovereign Issues	0	4,215	0	4,215
Virgin Islands (British)
Corporate Bonds & Notes	0	159,227	0	159,227
Short-Term Instruments
Certificates of Deposit	0	74,146	0	74,146
Repurchase Agreements	0	6,049	0	6,049
Mexico Treasury Bills	0	30,853	0	30,853
U.S. Treasury Bills	0	3,126	0	3,126
PIMCO Short-Term Floating NAV Portfolios	557,028	0	0	557,028
Purchased Options
Interest Rate Contracts	0	13	0	13
	$557,028	$6,394,164	$10,979	$6,962,171

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	17,520	0	17,520
Foreign Exchange Contracts	0	9,155	0	9,155
Interest Rate Contracts	3,881	42,400	0	46,281
	$3,881	$69,075	$0	$72,956

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(10,979)	(134)	(11,113)
Foreign Exchange Contracts	0	(19,777)	0	(19,777)
Interest Rate Contracts	0	(4,874)	(15)	(4,889)

	$0	$(35,630)	$(149)	$(35,779)

Totals	$560,909	$6,427,609	$10,830	$6,999,348

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$7,944	$0	$(510)	$83	$99	$755	$2,608	$0	$10,979	$741
South Korea
Corporate Bonds & Notes	23,582	0	0	0	0	(15)	0	(23,567)	0	0

	$31,526	$0	$(510)	$83	$99	$740	$2,608	$(23,567)	$10,979	$741
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$(147)	$0	$0	$0	$0	$13	$0	$0	$(134)	$13
Interest Rate Contracts	(16)	0	0	0	0	1	0	0	(15)	1

	$(163)	$0	$0	$0	$0	$14	$0	$0	$(149)	$14

Totals	$31,363	$0	$(510)	$83	$99	$754	$2,608	$(23,567)	$10,830	$755

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Corporate Bonds & Notes	$10,979	Benchmark Pricing	Base Price	39.50 - 88.63
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(134)	Indicative Market Quotations	Broker Quote	(8.39)
Interest Rate Contracts	(15)	Indicative Market Quotations	Broker Quote	0.17

Total	$10,830

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Corporate Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRIA 0.7%
CORPORATE BONDS & NOTES 0.7%
OGX Austria GmbH
8.375% due 04/01/2022		$1,140	$986
8.500% due 06/01/2018		745	667
Sappi Papier Holding GmbH
6.625% due 04/15/2021		1,450	1,378
7.750% due 07/15/2017 (a)		620	630
8.375% due 06/15/2019 (a)		200	201

Total Austria (Cost $4,107)			3,862

BERMUDA 2.9%
CORPORATE BONDS & NOTES 2.9%
China Resources Gas Group Ltd.
4.500% due 04/05/2022		$2,500	2,566
CITIC Resources Finance Ltd.
6.750% due 05/15/2014		200	211
Digicel Ltd.
8.250% due 09/01/2017		1,000	1,028
FPMH Finance Ltd.
7.375% due 07/24/2017		1,675	1,845
Noble Group Ltd.
6.625% due 08/05/2020		1,000	965
Qtel International Finance Ltd.
3.375% due 10/14/2016		100	104
4.750% due 02/16/2021		3,160	3,373
7.875% due 06/10/2019		3,950	4,937

Total Bermuda (Cost $14,500)			15,029

BRAZIL 14.7%
CORPORATE BONDS & NOTES 14.7%
Banco Bradesco S.A.
4.500% due 01/12/2017		$1,250	1,305
5.750% due 03/01/2022		2,000	2,030
Banco BTG Pactual S.A.
4.875% due 07/08/2016		200	201
Banco do Brasil S.A.
8.500% due 10/20/2020 (d)		7,075	8,198
Banco do Estado do Rio Grande do Sul
7.375% due 02/02/2022		1,300	1,339
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		750	761
4.375% due 05/03/2019		200	199
Banco Panamericano S.A.
8.500% due 04/23/2020		360	387
Banco Safra Cayman Islands Ltd.
6.750% due 01/27/2021		700	754
Banco Santander Brasil S.A.
4.250% due 01/14/2016		150	149
4.500% due 04/06/2015		2,775	2,789
4.625% due 02/13/2017		1,500	1,485
Banco Votorantim S.A.
5.250% due 02/11/2016		1,100	1,130
7.375% due 01/21/2020		3,160	3,373
BR Malls International Finance Ltd.
8.500% due 01/21/2016 (d)		860	900
BR Properties S.A.
9.000% due 10/07/2015 (d)		3,400	3,587
Braskem Finance Ltd.
5.750% due 04/15/2021		2,800	2,891
7.000% due 05/07/2020		715	784
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		3,000	3,098
CCL Finance Ltd.
9.500% due 08/15/2014		3,050	3,425
Centrais Eletricas Brasileiras S.A.
5.750% due 10/27/2021		2,350	2,580
6.875% due 07/30/2019		960	1,122
Cia de Saneamento Basico do Estado de Sao Paulo
6.250% due 12/16/2020		800	852
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	2,061	1,536

CSN Islands Corp.
9.750% due 12/16/2013		$2,500	2,756
CSN Resources S.A.
6.500% due 07/21/2020		230	250
Embraer S.A.
5.150% due 06/15/2022		550	566
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		2,200	2,218
7.500% due 05/04/2020		101	105
Hypermarcas S.A.
6.500% due 04/20/2021		3,250	3,153
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		1,100	1,107
Marfrig Overseas Ltd.
9.500% due 05/04/2020		745	585
Minerva Overseas Ltd.
10.875% due 11/15/2019		930	942
Odebrecht Finance Ltd.
6.000% due 04/05/2023		1,650	1,746
Petrobras International Finance Co.
6.750% due 01/27/2041		1,000	1,179
6.875% due 01/20/2040		2,500	3,002
7.875% due 03/15/2019		5,000	6,110
8.375% due 12/10/2018		200	251
Telemar Norte Leste S.A.
5.500% due 10/23/2020		2,024	2,075
Vale Overseas Ltd.
6.875% due 11/21/2036		980	1,143
6.875% due 11/10/2039		2,700	3,172

Total Brazil (Cost $73,562)			75,235

CANADA 0.1%
CORPORATE BONDS & NOTES 0.1%
Harvest Operations Corp.
6.875% due 10/01/2017		$500	534

Total Canada (Cost $513)			534

CAYMAN ISLANDS 9.5%
CORPORATE BONDS & NOTES 9.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$5,200	5,408
Agile Property Holdings Ltd.
8.875% due 04/28/2017		100	99
10.000% due 11/14/2016		675	705
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		2,155	2,209
5.750% due 01/18/2017		2,440	2,525
Country Garden Holdings Co. Ltd
11.125% due 02/23/2018		500	511
Country Garden Holdings Co. Ltd.
10.500% due 08/11/2015		1,175	1,225
11.125% due 02/23/2018		350	358
11.250% due 04/22/2017		550	567
DP World Sukuk Ltd.
6.250% due 07/02/2017 (g)		2,140	2,322
6.250% due 07/02/2017		460	499
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		200	202
6.000% due 05/13/2021 (g)		2,300	2,319
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		1,480	1,837
Interoceanica Finance Ltd.
0.000% due 11/30/2018		2,401	1,980
0.000% due 11/30/2025		86	51
0.000% due 05/15/2030		570	245
IPIC GMTN Ltd.
5.875% due 03/14/2021	EUR	1,100	1,530
JBS Finance Ltd.
8.250% due 01/29/2018		$3,920	3,842
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		1,085	1,145
Mongolian Mining Corp.
8.875% due 03/29/2017		4,200	4,221
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,818	2,966
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		2,646	2,345
QNB Finance Ltd.
3.125% due 11/16/2015		3,420	3,510
3.375% due 02/22/2017		3,580	3,687

Shimao Property Holdings Ltd.
9.650% due 08/03/2017	950	914
Tencent Holdings Ltd.
4.625% due 12/12/2016	410	424
Voto-Votorantim Ltd.
6.750% due 04/05/2021	580	638

Total Cayman Islands (Cost $46,955)		48,284

CHILE 0.9%
CORPORATE BONDS & NOTES 0.9%
Banco Santander Chile
3.750% due 09/22/2015	$1,000	1,005
Celulosa Arauco y Constitucion S.A.
4.750% due 01/11/2022	760	781
Colbun S.A.
6.000% due 01/21/2020	1,470	1,589
E.CL S.A.
5.625% due 01/15/2021	1,010	1,101

Total Chile (Cost $4,356)		4,476

COLOMBIA 3.6%
CORPORATE BONDS & NOTES 3.6%
BanColombia S.A.
5.950% due 06/03/2021	$9,240	9,910
Ecopetrol S.A.
7.625% due 07/23/2019	4,335	5,484
Transportadora de Gas Internacional S.A. ESP
5.700% due 03/20/2022	3,000	3,127

Total Colombia (Cost $17,582)		18,521

CURACAO 0.1%
CORPORATE BONDS & NOTES 0.1%
Rural Electrification Corp. Ltd.
4.250% due 01/25/2016	$310	310

Total Curacao (Cost $311)		310

CYPRUS 0.2%
CORPORATE BONDS & NOTES 0.2%
Evraz Group S.A.
8.250% due 11/10/2015	$1,070	1,130

Total Cyprus (Cost $1,172)		1,130

CZECH REPUBLIC 0.3%
CORPORATE BONDS & NOTES 0.3%
CEZ A/S
4.250% due 04/03/2022	$1,500	1,544

Total Czech Republic (Cost $1,490)		1,544

DOMINICAN REPUBLIC 0.5%
CORPORATE BONDS & NOTES 0.5%
EGE Haina Finance Co.
9.500% due 04/26/2017	$2,650	2,749

Total Dominican Republic (Cost $2,733)		2,749

EGYPT 0.3%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.468% due 12/20/2012	$152	141

CORPORATE BONDS & NOTES 0.3%
Nile Finance Ltd.
5.250% due 08/05/2015	1,600	1,528

Total Egypt (Cost $1,759)		1,669

GERMANY 0.5%
CORPORATE BONDS & NOTES 0.5%
Rearden G Holdings EINS GmbH
7.875% due 03/30/2020	$2,440	2,599

Total Germany (Cost $2,606)		2,599

GUERNSEY, CHANNEL ISLANDS 0.5%
CORPORATE BONDS & NOTES 0.5%
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)	$2,400	2,400

Total Guernsey, Channel Islands (Cost $2,400)		2,400

HONG KONG 0.9%
CORPORATE BONDS & NOTES 0.9%
China Resources Power Holdings Co. Ltd.
3.750% due 08/03/2015	$550	559
Citic Pacific Ltd.
6.625% due 04/15/2021	460	451
CNOOC Finance Ltd.
4.250% due 01/26/2021	1,700	1,824
Franshion Development Ltd.
6.750% due 04/15/2021	570	533
Wharf Finance Ltd.
4.625% due 02/08/2017	1,120	1,162

Total Hong Kong (Cost $4,448)		4,529

INDIA 2.5%
CORPORATE BONDS & NOTES 2.5%
Bank of India
4.750% due 09/30/2015	$1,000	1,007
ICICI Bank Ltd.
4.750% due 11/25/2016	4,400	4,384
5.500% due 03/25/2015	200	205
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	660	679
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	3,150	2,967
5.400% due 02/14/2022	800	802
6.250% due 10/19/2040	500	471
Reliance Industries Ltd.
10.375% due 06/24/2016	250	307
State Bank of India
4.500% due 07/27/2015	1,490	1,516
Tata Power Co. Ltd.
8.500% due 08/19/2017	550	583

Total India (Cost $12,814)		12,921

INDONESIA 1.0%
CORPORATE BONDS & NOTES 1.0%
Berau Coal Energy Tbk PT
7.250% due 03/13/2017	$2,940	2,867
Indosat Palapa Co. BV
7.375% due 07/29/2020	325	354
Listrindo Capital BV
6.950% due 02/21/2019	2,000	2,049

Total Indonesia (Cost $5,302)		5,270

IRELAND 4.8%
CORPORATE BONDS & NOTES 3.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	$2,075	2,195
Alfa Bank OJSC Via Alfa Bond Issuance PLC
7.875% due 09/25/2017	3,390	3,429
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	3,700	3,867
6.604% due 02/03/2021	1,000	1,094
RZD Capital Ltd.
5.700% due 04/05/2022	300	314
5.739% due 04/03/2017	1,170	1,252

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		4,920	4,764
9.125% due 04/30/2018		2,380	2,541

			19,456

SOVEREIGN ISSUES 1.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		1,150	1,193
6.902% due 07/09/2020		3,450	3,746

			4,939

Total Ireland (Cost $24,211)			24,395

ISRAEL 1.7%
CORPORATE BONDS & NOTES 1.7%
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		$7,550	7,733
9.375% due 01/28/2020		700	796

Total Israel (Cost $9,110)			8,529

KAZAKHSTAN 0.5%
CORPORATE BONDS & NOTES 0.5%
KazMunayGas National Co.
8.375% due 07/02/2013		$2,200	2,317
11.750% due 01/23/2015		100	120

Total Kazakhstan (Cost $2,415)			2,437

LUXEMBOURG 10.2%
CORPORATE BONDS & NOTES 10.2%
Fiat Industrial Finance Europe S.A.
5.250% due 03/11/2015	EUR	1,150	1,472
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021		$900	969
8.625% due 04/28/2034		2,150	2,747
9.250% due 04/23/2019		10,075	12,616
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,939	2,130
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		4,770	5,046
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		1,400	1,428
5.400% due 03/24/2017		6,400	6,664
6.125% due 02/07/2022		3,200	3,347
Severstal OAO Via Steel Capital S.A.
6.250% due 07/26/2016		220	221
6.700% due 10/25/2017		6,145	6,232
TMK OAO Via TMK Capital S.A.
7.750% due 01/27/2018		600	573
Vimpel Communications OJSC Via UBS Luxembourg S.A.
8.250% due 05/23/2016		1,850	1,940
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		6,370	6,697

Total Luxembourg (Cost $51,310)			52,082

	SHARES
MEXICO 6.0%
COMMON STOCKS 0.0%
Hipotecaria Su Casita S.A. de C.V. (b)		172,485	0

	PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 6.0%
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		$825	858
BBVA Bancomer S.A.
4.500% due 03/10/2016		150	151
6.500% due 03/10/2021		11,970	12,150

Cemex S.A.B. de C.V.
5.461% due 09/30/2015		3,175	2,886
9.000% due 01/11/2018		2,400	2,154
Comision Federal de Electricidad
5.750% due 02/14/2042		1,000	1,060
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		400	418
8.875% due 03/27/2022		830	857
9.250% due 06/30/2020		700	735
Credito Real S.A. de C.V.
10.250% due 04/14/2015		2,000	2,090
Empresas ICA S.A.B. de C.V.
8.900% due 02/04/2021		1,850	1,781
Grupo Bimbo S.A.B. de C.V.
4.500% due 01/25/2022		1,700	1,814
Hipotecaria Su Casita S.A. de C.V.
6.260% due 06/28/2018 ^	MXN	17,999	121
Petroleos Mexicanos
5.500% due 06/27/2044		$1,270	1,302
Sigma Alimentos S.A. de C.V.
6.875% due 12/16/2019		900	1,001
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.750% due 02/03/2022		1,030	1,089

Total Mexico (Cost $33,571)			30,467

MONGOLIA 0.3%
SOVEREIGN ISSUES 0.3%
Development Bank of Mongolia LLC
5.750% due 03/21/2017		$1,500	1,498

Total Mongolia (Cost $1,489)			1,498

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of Baroda
5.000% due 08/24/2016		$600	605
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		500	562
Indo Energy Finance BV
7.000% due 05/07/2018		1,000	987
Indo Integrated Energy BV
9.750% due 11/05/2016		310	337
SABIC Capital BV
3.000% due 11/02/2015		1,100	1,131

Total Netherlands (Cost $3,612)			3,622

PANAMA 0.8%
CORPORATE BONDS & NOTES 0.8%
AES El Salvador Trust
6.750% due 02/01/2016		$4,150	4,160

Total Panama (Cost $3,946)			4,160

PERU 2.5%
CORPORATE BONDS & NOTES 2.5%
Banco de Credito del Peru
4.750% due 03/16/2016		$5,985	6,180
5.375% due 09/16/2020		1,500	1,564
Corp. Financiera de Desarrollo S.A.
4.750% due 02/08/2022		3,030	3,181
Volcan Cia Minera SAA
5.375% due 02/02/2022		1,700	1,772

Total Peru (Cost $12,255)			12,697

PHILIPPINES 0.2%
CORPORATE BONDS & NOTES 0.2%
Energy Development Corp.
6.500% due 01/20/2021		$1,200	1,269

Total Philippines (Cost $1,210)			1,269

QATAR 1.0%
CORPORATE BONDS & NOTES 1.0%
Nakilat, Inc.
6.067% due 12/31/2033	$1,060	1,190
Ras Laffan Liquefied Natural Gas Co. Ltd.
6.332% due 09/30/2027	3,250	3,732

Total Qatar (Cost $4,767)		4,922

RUSSIA 7.0%
CORPORATE BONDS & NOTES 5.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$2,375	2,969
ALROSA Finance S.A.
7.750% due 11/03/2020	9,000	9,470
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	450	476
8.146% due 04/11/2018	2,000	2,391
Lukoil International Finance BV
6.125% due 11/09/2020	4,250	4,478
6.356% due 06/07/2017	300	326
SCF Capital Ltd.
5.375% due 10/27/2017	4,300	4,123
VimpelCom Holdings BV
7.504% due 03/01/2022	5,050	4,757

		28,990

SOVEREIGN ISSUES 1.3%
Russia Government International Bond
4.500% due 04/04/2022	1,000	1,050
5.625% due 04/04/2042	1,000	1,072
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	4,295	4,454

		6,576

Total Russia (Cost $35,285)		35,566

SINGAPORE 1.1%
CORPORATE BONDS & NOTES 1.1%
Bumi Investment Pte Ltd.
10.750% due 10/06/2017	$500	499
Sigma Capital Pte. Ltd.
9.000% due 04/30/2015	3,220	3,414
STATS ChipPAC Ltd.
5.375% due 03/31/2016	1,530	1,587

Total Singapore (Cost $5,508)		5,500

SOUTH AFRICA 0.9%
CORPORATE BONDS & NOTES 0.6%
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020	$1,810	1,865
FirstRand Bank Ltd.
4.375% due 06/09/2016	1,450	1,503

		3,368

SOVEREIGN ISSUES 0.3%
Eskom Holdings SOC Ltd.
5.750% due 01/26/2021	1,350	1,483

Total South Africa (Cost $4,705)		4,851

SOUTH KOREA 2.7%
CORPORATE BONDS & NOTES 2.7%
Export-Import Bank of Korea
4.000% due 01/29/2021	$2,490	2,585
5.000% due 04/11/2022	2,000	2,230
Hyundai Capital Services, Inc.
6.000% due 05/05/2015	1,550	1,688
Hyundai Steel Co.
4.625% due 04/21/2016	475	494

Kia Motors Corp.
3.625% due 06/14/2016		350	360
Korea Electric Power Corp.
3.000% due 10/05/2015		700	717
Korea Exchange Bank
3.125% due 06/26/2017		360	360
4.875% due 01/14/2016		500	534
Korea Finance Corp.
4.625% due 11/16/2021		850	926
Korea Hydro & Nuclear Power Co. Ltd.
4.750% due 07/13/2021		1,400	1,529
Shinhan Bank
4.375% due 09/15/2015		500	528
Woori Bank Co. Ltd.
5.875% due 04/13/2021		1,700	1,902

Total South Korea (Cost $13,464)			13,853

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
Corp. Andina de Fomento
8.125% due 06/04/2019		$1,140	1,443

Total Supranational (Cost $1,305)			1,443

SWEDEN 0.4%
CORPORATE BONDS & NOTES 0.4%
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	1,450	1,885

Total Sweden (Cost $2,089)			1,885

THAILAND 0.3%
CORPORATE BONDS & NOTES 0.3%
PTTEP Canada International Finance Ltd.
6.350% due 06/12/2042		$1,400	1,480

Total Thailand (Cost $1,400)			1,480

TURKEY 1.0%
CORPORATE BONDS & NOTES 1.0%
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		$2,005	1,860
6.250% due 04/20/2021		2,200	2,255
Turkiye Vakiflar Bankasi Tao
5.750% due 04/24/2017		1,230	1,255

Total Turkey (Cost $5,343)			5,370

UNITED ARAB EMIRATES 2.5%
CORPORATE BONDS & NOTES 2.5%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$2,860	3,200
5.888% due 06/15/2019		1,281	1,407
DP World Ltd.
6.850% due 07/02/2037		5,590	5,520
Emirates Airline
5.125% due 06/08/2016		2,505	2,612

Total United Arab Emirates (Cost $12,292)			12,739

UNITED KINGDOM 0.2%
CORPORATE BONDS & NOTES 0.2%
Vedanta Resources PLC
8.250% due 06/07/2021		$910	858

Total United Kingdom (Cost $850)			858

UNITED STATES 2.1%
BANK LOAN OBLIGATIONS 0.3%
Chrysler Group LLC
6.000% due 05/24/2017		$1,386	1,398

CORPORATE BONDS & NOTES 1.4%
American Airlines Pass-Through Trust
7.000% due 07/31/2019	186	184
Hyundai Capital America
3.750% due 04/06/2016	1,875	1,946
NII Capital Corp.
7.625% due 04/01/2021	1,900	1,639
Southern Copper Corp.
5.375% due 04/16/2020	1,500	1,671
6.750% due 04/16/2040	1,500	1,605

		7,045

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bonds
4.375% due 05/15/2041 (f)(h)(i)	1,400	1,873

Total United States (Cost $10,074)		10,316

VENEZUELA 0.2%
CORPORATE BONDS & NOTES 0.2%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014	$1,450	1,251

Total Venezuela (Cost $1,222)		1,251

VIRGIN ISLANDS (BRITISH) 3.3%
CORPORATE BONDS & NOTES 3.3%
Gerdau Trade, Inc.
5.750% due 01/30/2021	$2,400	2,500
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	3,550	3,391
GTL Trade Finance, Inc.
7.250% due 10/20/2017	1,500	1,688
PCCW-HKT Capital Ltd.
4.250% due 02/24/2016	650	674
5.250% due 07/20/2015	1,000	1,073
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	109
7.500% due 07/18/2016	2,480	2,768
7.875% due 03/13/2018	3,970	4,560

Total Virgin Islands (British) (Cost $16,268)		16,763

SHORT-TERM INSTRUMENTS 9.4%
REPURCHASE AGREEMENTS 0.4%
Banc of America Securities LLC
0.170% due 07/02/2012	$500	500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $511. Repurchase proceeds are $500.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	1,333	1,333
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,361. Repurchase proceeds are $1,333.)

		1,833

U.S. TREASURY BILLS 0.1%
0.133% due 08/30/2012 (f)	330	330

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 8.9%
PIMCO Short-Term Floating NAV Portfolio	4,527,649	45,367

Total Short-Term Instruments (Cost $47,534)		47,530

PURCHASED OPTIONS (k) 0.0%
(Cost $69)		4

Total Investments 99.3% (Cost $501,914)		$506,549
Written Options (l) (0.0%) (Premiums $433)		(250)
Other Assets and Liabilities (Net) 0.7%		3,996

Net Assets 100.0%		$510,295

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Non-income producing security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $612 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $3,330 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(2.500%)	06/29/2012	06/29/2014	$1,018	$(1,018)
	(1.500%)	06/14/2012	06/14/2014	1,587	(1,586)
	(1.500%)	06/20/2012	06/19/2014	603	(603)
	(1.500%)	06/29/2012	06/29/2014	156	(156)

					$(3,363)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,511 at a weighted average interest rate of (1.789%).

(h)	Securities with an aggregate market value of $863 and cash of $131 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2013	22	$3
90-Day Eurodollar September Futures	Long	09/2012	14	0
U.S. Treasury 10-Year Note September Futures	Long	09/2012	475	274

				$277

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $728 and cash of $48 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.250%	06/20/2016	$15,400	$293	$130
Pay	3-Month USD-LIBOR	1.500%	06/20/2017	2,600	70	39
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	11,600	(525)	(471)

					$(162)	$(302)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Desarrolladora Homex S.A.B. de C.V.	DUB	5.000%	09/20/2013	5.557%	$2,370	$(76)	$(138)	$62
Financiera Independencia S.A.B. de C.V.	DUB	5.000%	09/20/2013	9.940%	1,330	(72)	(80)	8
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%	200	(3)	(7)	4
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%	200	0	(1)	1
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%	2,300	(33)	(79)	46
TNK-BP Finance S.A.	HUS	1.000%	12/20/2012	1.242%	1,800	(1)	(56)	55
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	09/20/2013	1.000%	2,010	(59)	(81)	22
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%	1,470	(121)	(97)	(24)

						$(365)	$(539)	$174

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.550%	01/02/2013	RYL	BRL	17,000	$464	$0	$464
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		43,300	757	38	719

							$1,221	$38	$1,183

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$300	$18	$1
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	200	10	1
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	200	10	1
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	600	31	1

							$69	$4

(l)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	316	$78	$(82)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	316	59	(65)

				$137	$(147)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$2,600	$3	$0
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	2,600	3	(3)
Put - OTC 1-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.750%	07/11/2013	6,600	32	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	15,600	55	(46)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	15,600	55	(15)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	31,300	43	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	31,300	43	(36)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,200	17	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	800	8	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,500	18	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	1,500	17	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	200	2	0

							$296	$(103)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	2,805		$3,502	BPS	$0	$(48)	$(48)
07/2012		165		206	HUS	0	(2)	(2)
07/2012		5,720		7,466	UAG	227	0	227
07/2012	INR	74,093		1,392	UAG	64	0	64
07/2012		$1,506	EUR	1,182	BPS	0	(10)	(10)
07/2012		145		116	DUB	2	0	2
07/2012		1,506		1,181	JPM	0	(12)	(12)
07/2012		1,450	INR	74,093	JPM	0	(123)	(123)
08/2012	BRL	4,091		$2,092	BRC	69	0	69
08/2012	MXN	7,107		544	JPM	13	0	13
08/2012		$693	BRL	1,355	HUS	0	(23)	(23)
08/2012		2,950	EUR	2,363	BPS	41	0	41
10/2012	CNY	13,413		$2,106	UAG	0	(2)	(2)
10/2012		$2,099	CNY	13,413	GST	9	0	9
02/2013	CNY	12,420		$1,950	UAG	5	0	5
02/2013		$1,978	CNY	12,420	BRC	0	(33)	(33)

						$430	$(253)	$177

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Austria
Corporate Bonds & Notes	$0	$3,862	$0	$3,862
Bermuda
Corporate Bonds & Notes	0	15,029	0	15,029
Brazil
Corporate Bonds & Notes	0	73,699	1,536	75,235
Canada
Corporate Bonds & Notes	0	534	0	534
Cayman Islands
Corporate Bonds & Notes	0	43,663	4,621	48,284
Chile
Corporate Bonds & Notes	0	4,476	0	4,476
Colombia
Corporate Bonds & Notes	0	18,521	0	18,521
Curacao
Corporate Bonds & Notes	0	310	0	310
Cyprus
Corporate Bonds & Notes	0	1,130	0	1,130
Czech Republic
Corporate Bonds & Notes	0	1,544	0	1,544
Dominican Republic
Corporate Bonds & Notes	0	2,749	0	2,749
Egypt
Bank Loan Obligations	0	141	0	141
Corporate Bonds & Notes	0	1,528	0	1,528
Germany
Corporate Bonds & Notes	0	2,599	0	2,599
Guernsey, Channel Islands
Corporate Bonds & Notes	2,400	0	0	2,400
Hong Kong
Corporate Bonds & Notes	0	4,529	0	4,529
India
Corporate Bonds & Notes	0	12,921	0	12,921
Indonesia
Corporate Bonds & Notes	0	5,270	0	5,270
Ireland
Corporate Bonds & Notes	0	19,456	0	19,456
Sovereign Issues	0	4,939	0	4,939
Israel
Corporate Bonds & Notes	0	8,529	0	8,529
Kazakhstan
Corporate Bonds & Notes	0	2,437	0	2,437
Luxembourg
Corporate Bonds & Notes	0	52,082	0	52,082
Mexico
Corporate Bonds & Notes	0	30,467	0	30,467
Mongolia
Sovereign Issues	0	1,498	0	1,498
Netherlands
Corporate Bonds & Notes	0	3,622	0	3,622
Panama
Corporate Bonds & Notes	0	4,160	0	4,160
Peru
Corporate Bonds & Notes	0	12,697	0	12,697
Philippines
Corporate Bonds & Notes	0	1,269	0	1,269
Qatar
Corporate Bonds & Notes	0	4,922	0	4,922
Russia
Corporate Bonds & Notes	0	28,990	0	28,990
Sovereign Issues	0	6,576	0	6,576
Singapore
Corporate Bonds & Notes	0	5,500	0	5,500
South Africa
Corporate Bonds & Notes	0	3,368	0	3,368
Sovereign Issues	0	1,483	0	1,483
South Korea
Corporate Bonds & Notes	0	13,853	0	13,853
Supranational
Corporate Bonds & Notes	0	1,443	0	1,443
Sweden
Corporate Bonds & Notes	0	1,885	0	1,885
Thailand
Corporate Bonds & Notes	0	1,480	0	1,480
Turkey
Corporate Bonds & Notes	0	5,370	0	5,370
United Arab Emirates
Corporate Bonds & Notes	0	12,739	0	12,739
United Kingdom
Corporate Bonds & Notes	0	858	0	858
United States
Bank Loan Obligations	0	1,398	0	1,398
Corporate Bonds & Notes	0	6,861	184	7,045
U.S. Treasury Obligations	0	1,873	0	1,873
Venezuela
Corporate Bonds & Notes	0	1,251	0	1,251
Virgin Islands (British)
Corporate Bonds & Notes	0	16,763	0	16,763
Short-Term Instruments
Repurchase Agreements	0	1,833	0	1,833
U.S. Treasury Bills	0	330	0	330
PIMCO Short-Term Floating NAV Portfolio	45,367	0	0	45,367
Purchased Options
Interest Rate Contracts	0	4	0	4
	$47,767	$452,441	$6,341	$506,549

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	106	92	198
Foreign Exchange Contracts	0	430	0	430
Interest Rate Contracts	277	1,352	0	1,629
	$277	$1,888	$92	$2,257

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	0	(24)	(24)
Foreign Exchange Contracts	0	(253)	0	(253)
Interest Rate Contracts	0	(721)	0	(721)

	$0	$(974)	$(24)	$(998)

Totals	$48,044	$453,355	$6,409	$507,808

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Brazil
Corporate Bonds & Notes	$1,747	$0	$(204)	$(55)	$60	$(12)	$0	$0	$1,536	$13
Cayman Islands
Corporate Bonds & Notes	1,619	690	(146)	13	28	72	2,345	0	4,621	100
Mexico
Corporate Bonds & Notes	174	0	0	(19)	0	(34)	0	(121)	0	0
United States
Corporate Bonds & Notes	182	0	0	0	0	2	0	0	184	2

	$3,722	$690	$(350)	$(61)	$88	$28	$2,345	$(121)	$6,341	$115
Financial Derivative Instruments (2) - Assets
Credit Contracts	$53	$0	$0	$0	$0	$39	$0	$0	$92	$39

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$(37)	$0	$0	$0	$0	$13	$0	$0	$(24)	$13

Totals	$3,738	$690	$(350)	$(61)	$88	$80	$2,345	$(121)	$6,409	$167

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$1,536	Benchmark Pricing	Base Price	154.20
Cayman Islands
Corporate Bonds & Notes	4,621	Benchmark Pricing	Base Price	39.50 - 88.63
United States
Corporate Bonds & Notes	184	Third Party Vendor	Broker Quote	99.00
Financial Derivative Instruments (2) - Assets
Credit Contracts	92	Indicative Market Quotations	Broker Quote	(3.07) - (5.55)
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(24)	Indicative Market Quotations	Broker Quote	(8.39)

Total	$6,409

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Currency Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BARBADOS 0.1%
CORPORATE BONDS & NOTES 0.1%
Columbus International, Inc.
11.500% due 11/20/2014		$6,500	$6,988

Total Barbados (Cost $6,851)			6,988

BERMUDA 0.1%
CORPORATE BONDS & NOTES 0.1%
Qtel International Finance Ltd.
6.500% due 06/10/2014		$7,500	8,205

Total Bermuda (Cost $8,057)			8,205

BRAZIL 4.9%
CORPORATE BONDS & NOTES 2.1%
Banco Bradesco S.A.
2.566% due 05/16/2014		$24,300	24,281
Banco do Brasil S.A.
3.284% due 07/02/2014		5,700	5,713
4.500% due 01/22/2015		14,100	14,981
Banco Santander Brasil S.A.
2.568% due 03/18/2014		49,000	47,182
Banco Votorantim Ltd.
3.461% due 03/28/2014		8,000	7,992
CSN Islands Corp.
9.750% due 12/16/2013		900	992
Petrobras International Finance Co.
2.875% due 02/06/2015		44,250	45,030

			146,171

SOVEREIGN ISSUES 2.8%
Brazil Notas do Tesouro Nacional
6.000% due 05/15/2017 (b)	BRL	1,900	2,215
10.000% due 01/01/2014		77,984	39,895
10.000% due 01/01/2017		293,649	150,127

			192,237

Total Brazil (Cost $344,936)			338,408

CANADA 0.0%
CORPORATE BONDS & NOTES 0.0%
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		$900	910

Total Canada (Cost $908)			910

CAYMAN ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.1%
Atrium CDO Corp.
0.896% due 06/27/2015		$444	439
Hyundai Capital Auto Funding Ltd.
1.243% due 09/20/2016		5,100	5,019

			5,458

CORPORATE BONDS & NOTES 0.2%
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		10,000	10,321
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	300	415

QNB Finance Ltd.
3.125% due 11/16/2015		$300	308

			11,044

Total Cayman Islands (Cost $16,550)			16,502

CHILE 0.5%
CORPORATE BONDS & NOTES 0.5%
Banco Santander Chile
2.467% due 02/14/2014		$20,000	19,698
3.750% due 09/22/2015		100	101
Codelco, Inc.
4.750% due 10/15/2014		1,000	1,069
5.500% due 10/15/2013		10,000	10,507

Total Chile (Cost $31,658)			31,375

CHINA 0.1%
SOVEREIGN ISSUES 0.1%
Export-Import Bank of China
4.875% due 07/21/2015		$1,699	1,853
5.250% due 07/29/2014		1,512	1,626

Total China (Cost $3,338)			3,479

COLOMBIA 0.8%
SOVEREIGN ISSUES 0.8%
Bogota Distrito Capital
9.750% due 07/26/2028	COP	660,000	516
Colombia Government International Bond
4.018% due 03/17/2013		$1,050	1,071
8.250% due 12/22/2014		23,580	27,706
12.000% due 10/22/2015	COP	40,126,000	27,990

Total Colombia (Cost $54,236)			57,283

EGYPT 0.0%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.468% due 12/20/2012		$1,578	1,467
3.989% due 04/08/2013		668	621

			2,088

CORPORATE BONDS & NOTES 0.0%
Nile Finance Ltd.
5.250% due 08/05/2015		100	95

Total Egypt (Cost $2,348)			2,183

FRANCE 0.2%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$15,000	14,670
Vivendi S.A.
2.400% due 04/10/2015		1,950	1,932

Total France (Cost $16,950)			16,602

GERMANY 2.6%
CORPORATE BONDS & NOTES 2.6%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$171,020	179,597

Total Germany (Cost $178,281)			179,597

GUATEMALA 0.1%
SOVEREIGN ISSUES 0.1%
Guatemala Government Bond
9.250% due 08/01/2013		$5,360	5,743

Total Guatemala (Cost $5,713)			5,743

HUNGARY 0.0%
SOVEREIGN ISSUES 0.0%
Hungary Government Bond
6.000% due 10/24/2012	HUF	179,100	791

Total Hungary (Cost $985)			791

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
ICICI Bank Ltd.
2.217% due 02/24/2014		$5,300	5,141
6.625% due 10/03/2012		7,000	7,077
State Bank of India
4.500% due 07/27/2015		3,900	3,969

Total India (Cost $16,384)			16,187

INDONESIA 1.3%
SOVEREIGN ISSUES 1.3%
Indonesia Government International Bond
6.750% due 03/10/2014		$43,000	46,117
7.250% due 04/20/2015		24,750	27,844
10.375% due 05/04/2014		14,970	17,141

Total Indonesia (Cost $91,278)			91,102

IRELAND 1.3%
CORPORATE BONDS & NOTES 1.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$59,685	63,132
7.700% due 08/07/2013		21,600	22,891

			86,023

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		400	415

Total Ireland (Cost $85,537)			86,438

KAZAKHSTAN 3.2%
CORPORATE BONDS & NOTES 3.2%
KazMunayGas National Co.
8.375% due 07/02/2013		$163,270	171,986
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		45,586	47,664

Total Kazakhstan (Cost $217,769)			219,650

LUXEMBOURG 5.7%
CORPORATE BONDS & NOTES 5.7%
ALROSA Finance S.A.
8.875% due 11/17/2014		$2,000	2,213
Clariant Finance Luxembourg S.A.
4.375% due 04/05/2013	EUR	5,000	6,441
Fiat Finance & Trade S.A.
9.000% due 07/30/2012		5,600	7,111
Gazprom OAO Via Gaz Capital S.A.
2.890% due 11/15/2012	JPY	400,000	4,998
4.560% due 12/09/2012	EUR	750	962
7.343% due 04/11/2013		$7,835	8,146
7.510% due 07/31/2013		14,700	15,506
8.125% due 07/31/2014		12,403	13,638
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		2,558	2,811
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		5,400	5,712
7.175% due 05/16/2013		31,415	32,722
7.500% due 03/25/2013	RUB	710,000	22,011
9.000% due 06/11/2014		$19,500	21,501
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		10,900	11,445
6.468% due 07/02/2013		62,770	65,487
6.480% due 05/15/2013		50,070	52,386

Severstal OAO Via Steel Capital S.A.
9.750% due 07/29/2013		35,300	37,868
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		3,466	3,624
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		74,475	75,685

Total Luxembourg (Cost $388,841)			390,267

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Petronas Global Sukuk Ltd.
4.250% due 08/12/2014		$1,000	1,055

Total Malaysia (Cost $1,021)			1,055

MEXICO 2.0%
CORPORATE BONDS & NOTES 1.2%
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		$100	107
5.750% due 01/15/2015		1,950	2,177
BBVA Bancomer S.A.
6.500% due 03/10/2021		950	964
Corp. GEO S.A.B. de C.V.
8.875% due 09/25/2014		700	731
Pemex Project Funding Master Trust
1.067% due 12/03/2012		55,159	55,049
6.250% due 08/05/2013	EUR	2,050	2,737
7.500% due 12/18/2013	GBP	2,800	4,711
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	214,500	17,476

			83,952

SOVEREIGN ISSUES 0.8%
Mexico Government International Bond
5.875% due 02/17/2014		$4,268	4,584
6.000% due 06/18/2015	MXN	181,300	14,096
8.000% due 06/11/2020		160,900	14,305
10.000% due 12/05/2024		179,800	18,919

			51,904

Total Mexico (Cost $139,317)			135,856

NETHERLANDS 1.2%
CORPORATE BONDS & NOTES 1.2%
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$9,800	11,013
10.500% due 03/25/2014		29,650	33,309
Volkswagen International Finance NV
1.071% due 04/01/2014		25,900	25,860
Waha Aerospace BV
3.925% due 07/28/2020		12,487	13,042

Total Netherlands (Cost $82,942)			83,224

PANAMA 0.8%
SOVEREIGN ISSUES 0.8%
Panama Government International Bond
7.250% due 03/15/2015		$37,620	43,075
9.375% due 07/23/2012		8,785	8,810

Total Panama (Cost $50,770)			51,885

PERU 0.5%
SOVEREIGN ISSUES 0.5%
Peru Government International Bond
9.910% due 05/05/2015	PEN	80,000	34,932

Total Peru (Cost $34,989)			34,932

PHILIPPINES 0.2%
SOVEREIGN ISSUES 0.2%
Philippines Government International Bond
8.250% due 01/15/2014		$229	251
8.875% due 03/17/2015		7,860	9,265
9.000% due 02/15/2013		1,500	1,571

Total Philippines (Cost $10,708)			11,087

POLAND 2.8%
SOVEREIGN ISSUES 2.8%
Poland Government International Bond
0.000% due 07/25/2012	PLN	49,000	14,667
0.000% due 10/25/2012		261,300	77,320
5.000% due 04/25/2016		2,700	821
5.010% due 01/25/2015		59,724	17,987
5.250% due 01/15/2014		$10,000	10,588
5.500% due 04/25/2015	PLN	84,360	25,921
5.750% due 04/25/2014		32,000	9,800
6.250% due 07/03/2012		$32,800	32,800

Total Poland (Cost $212,848)			189,904

QATAR 1.8%
CORPORATE BONDS & NOTES 1.4%
Nakilat, Inc.
6.067% due 12/31/2033		$755	847
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012		62,250	62,873
5.500% due 09/30/2014		22,061	23,853
5.832% due 09/30/2016		4,530	4,864

			92,437

SOVEREIGN ISSUES 0.4%
Qatar Government International Bond
4.000% due 01/20/2015		16,200	17,107
5.150% due 04/09/2014		8,500	9,031

			26,138

Total Qatar (Cost $117,522)			118,575

RUSSIA 2.5%
CORPORATE BONDS & NOTES 0.8%
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		$2,100	2,221
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		13,183	13,466
VimpelCom Holdings BV
4.461% due 06/29/2014		38,100	37,392

			53,079

SOVEREIGN ISSUES 1.7%
Russia Government International Bond
3.625% due 04/29/2015		112,700	116,867
7.850% due 03/10/2018	RUB	5,000	163

			117,030

Total Russia (Cost $170,020)			170,109

SINGAPORE 0.1%
CORPORATE BONDS & NOTES 0.1%
STATS ChipPAC Ltd.
7.500% due 08/12/2015		$3,500	3,762

Total Singapore (Cost $3,681)			3,762

SOUTH AFRICA 3.2%
SOVEREIGN ISSUES 3.2%
South Africa Government International Bond
5.250% due 05/16/2013	EUR	4,080	5,341

6.500% due 06/02/2014		$62,447	68,879
6.750% due 03/31/2021	ZAR	37,000	4,375
8.250% due 09/15/2017		94,100	12,352
13.500% due 09/15/2015		850,000	126,260

Total South Africa (Cost $226,814)			217,207

SOUTH KOREA 2.9%
CORPORATE BONDS & NOTES 2.0%
Export-Import Bank of Korea
0.930% due 02/14/2013	EUR	7,600	9,530
1.618% due 09/21/2013		$21,200	21,251
1.700% due 02/13/2013		21,600	21,366
2.268% due 03/21/2015		8,400	8,388
5.500% due 10/17/2012		28,515	28,894
5.750% due 05/22/2013	EUR	4,950	6,470
5.875% due 01/14/2015		$300	329
8.125% due 01/21/2014		15,510	16,972
Korea Electric Power Corp.
3.000% due 10/05/2015		1,200	1,229
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		1,300	1,332
6.250% due 06/17/2014		4,300	4,636
KT Corp.
4.875% due 07/15/2015		20	21
Shinhan Bank
1.766% due 11/16/2012		15,900	15,884

			136,302

SOVEREIGN ISSUES 0.9%
Korea Development Bank
0.747% due 11/22/2012		13,100	13,063
0.893% due 04/03/2014	EUR	1,000	1,268
1.083% due 10/04/2012		$1,600	1,599
5.300% due 01/17/2013		12,043	12,332
5.750% due 09/10/2013		2,310	2,424
8.000% due 01/23/2014		13,330	14,577
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,450	2,605
Republic of Korea
4.250% due 06/01/2013		13,942	14,327

			62,195

Total South Korea (Cost $198,343)			198,497

SRI LANKA 0.0%
SOVEREIGN ISSUES 0.0%
Sri Lanka Government International Bond
8.250% due 10/24/2012		$2,000	2,035

Total Sri Lanka (Cost $2,026)			2,035

THAILAND 0.0%
SOVEREIGN ISSUES 0.0%
Thailand Government Bond
4.250% due 03/13/2013	THB	2,800	89

Total Thailand (Cost $93)			89

TUNISIA 0.0%
SOVEREIGN ISSUES 0.0%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	100	130

Total Tunisia (Cost $134)			130

TURKEY 0.2%
SOVEREIGN ISSUES 0.2%
Turkey Government International Bond
0.000% due 02/20/2013	TRY	13,000	6,794
4.000% due 04/29/2015 (b)		7,319	4,158
7.250% due 03/15/2015		$800	883

Total Turkey (Cost $13,846)			11,835

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$200	224

SOVEREIGN ISSUES 0.4%
Emirate of Abu Dhabi Government International Bond
5.500% due 08/02/2012		13,400	13,465
5.500% due 04/08/2014		11,700	12,639

			26,104

Total United Arab Emirates (Cost $26,100)			26,328

UNITED KINGDOM 0.4%
CORPORATE BONDS & NOTES 0.4%
Barclays Bank PLC
10.179% due 06/12/2021		$15,240	18,063
FCE Bank PLC
7.250% due 07/15/2013	EUR	5,100	6,838
HBOS PLC
0.667% due 09/06/2017		$2,000	1,460
Santander UK PLC
0.977% due 08/28/2017	EUR	1,500	1,472
1.018% due 10/10/2017		700	666

Total United Kingdom (Cost $26,950)			28,499

UNITED STATES 3.3%
ASSET-BACKED SECURITIES 0.1%
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		$11	11
0.325% due 10/25/2036		94	86
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		1,392	1,323
0.565% due 10/25/2035		137	132
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		116	113
0.305% due 07/25/2045		341	223
Countrywide Asset-Backed Certificates
0.345% due 09/25/2047		3	3
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		82	65
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		59	18
GSAA Trust
0.545% due 05/25/2047		656	393
GSAMP Trust
0.315% due 12/25/2036		157	95
HSBC Asset Loan Obligation
0.305% due 12/25/2036		59	22
JPMorgan Mortgage Acquisition Corp.
0.355% due 08/25/2036		3,797	1,248
MASTR Asset-Backed Securities Trust
0.295% due 01/25/2037		312	63
Morgan Stanley Mortgage Loan Trust
0.475% due 02/25/2037		497	203
New Century Home Equity Loan Trust
0.425% due 05/25/2036		699	384
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		90	75
0.305% due 12/25/2036 ^		370	80
0.325% due 11/25/2036 ^		272	56
Structured Asset Securities Corp.
0.325% due 01/25/2037		41	41

			4,634

CORPORATE BONDS & NOTES 2.7%
Ally Financial, Inc.
3.667% due 02/11/2014		8,600	8,581
4.625% due 06/26/2015		5,960	6,002
Anadarko Petroleum Corp.
7.625% due 03/15/2014		12,400	13,614
Anheuser-Busch InBev Worldwide, Inc.
1.192% due 03/26/2013		1,500	1,508
3.000% due 10/15/2012		12,000	12,082

BellSouth Corp.
4.020% due 04/26/2021		3,600	3,692
CIT Group, Inc.
5.250% due 04/01/2014		8,700	9,048
Daimler Finance North America LLC
1.249% due 04/10/2014		24,100	24,125
Duke Energy Carolinas LLC
5.625% due 11/30/2012		1,800	1,837
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		6,000	6,054
8.000% due 06/01/2014		800	888
HP Enterprise Services LLC
6.000% due 08/01/2013		615	646
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	4,400	5,541
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		$1,000	932
MetLife Institutional Funding
1.361% due 04/04/2014		20,000	20,107
National Rural Utilities Cooperative Finance Corp.
1.000% due 02/02/2015		2,700	2,716
PACCAR, Inc.
1.642% due 09/14/2012		8,000	8,022
Pemex Project Funding Master Trust
7.375% due 12/15/2014		6,000	6,825
SABMiller Holdings, Inc.
1.850% due 01/15/2015		4,200	4,263
SLM Corp.
5.375% due 05/15/2014		1,100	1,143
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,000	5,062
Time Warner Entertainment Co. LP
8.875% due 10/01/2012		1,700	1,731
Verizon Communications, Inc.
1.071% due 03/28/2014		27,500	27,756
Xerox Corp.
1.868% due 09/13/2013		10,000	10,073

			182,248

MORTGAGE-BACKED SECURITIES 0.2%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		4,678	4,435
Banc of America Mortgage Securities, Inc.
2.973% due 07/25/2034		413	375
Countrywide Alternative Loan Trust
5.027% due 10/25/2035		320	222
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 04/20/2035		2,458	2,379
5.259% due 02/20/2036		463	333
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 06/25/2033		1,577	1,491
Morgan Stanley Capital, Inc.
5.781% due 04/12/2049		2,465	2,527
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		326	333
Structured Adjustable Rate Mortgage Loan Trust
2.736% due 07/25/2034		3,127	2,924

			15,019

U.S. GOVERNMENT AGENCIES 0.2%
Fannie Mae
1.353% due 06/01/2043 - 07/01/2044		572	577
2.223% due 11/01/2035		126	133
5.107% due 09/01/2035		114	123
5.133% due 11/01/2035		233	251
5.237% due 08/01/2035		241	260
5.245% due 10/01/2035		249	268
5.289% due 09/01/2035		202	218
Freddie Mac
0.525% due 09/25/2031		256	236
2.493% due 08/01/2035		33	35
5.000% due 07/01/2025 - 12/01/2041		9,226	10,071

			12,172

U.S. TREASURY OBLIGATIONS 0.1%
U.S. Treasury Bonds
4.375% due 05/15/2041 (d)(e)		4,123	5,516

Total United States (Cost $222,615)			219,589

VENEZUELA 0.1%
CORPORATE BONDS & NOTES 0.1%
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		$6,680	5,761

SOVEREIGN ISSUES 0.0%
Venezuela Government International Bond
8.500% due 10/08/2014		200	199

Total Venezuela (Cost $5,687)			5,960

VIRGIN ISLANDS (BRITISH) 0.8%
CORPORATE BONDS & NOTES 0.8%
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		$1,800	1,966
TNK-BP Finance S.A.
6.250% due 02/02/2015		200	211
7.500% due 03/13/2013		49,710	51,698
7.875% due 03/13/2018		100	115

Total Virgin Islands (British) (Cost $53,764)			53,990

SHORT-TERM INSTRUMENTS 53.8%
CERTIFICATES OF DEPOSIT 2.1%
Banco Bradesco S.A.
1.954% due 01/24/2013		$21,000	21,121
Banco do Brasil S.A.
0.000% due 08/15/2012		2,500	2,498
0.000% due 06/28/2013		26,420	26,145
2.010% due 03/26/2013		20,800	20,664
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		21,900	21,901
0.000% due 03/26/2013		15,600	15,331
2.010% due 02/27/2013		14,340	14,385
2.010% due 03/26/2013		20,800	20,442

			142,487

COMMERCIAL PAPER 0.2%
ALROSA Finance S.A.
4.274% due 12/21/2012		10,500	10,500

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,982	2,982

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $3,043. Repurchase proceeds are $2,982.)
SHORT-TERM NOTES 0.2%
Banco Votorantim Ltd.
2.109% due 08/23/2012		13,890	13,849

JAPAN TREASURY BILLS 2.4%
0.099% due 07/09/2012 - 08/13/2012 (a)	JPY	13,330,000	166,746

MEXICO TREASURY BILLS 5.5%
4.540% due 07/05/2012 - 11/01/2012 (a)	MXN	5,096,029	378,177

U.S. TREASURY BILLS 2.0%
0.162% due 11/08/2012 - 06/27/2013 (a)(d)(e)		$138,337	138,180

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 41.4%
PIMCO Short-Term Floating NAV Portfolio	247,934,290	2,484,302
PIMCO Short-Term Floating NAV Portfolio III	33,512,910	335,230

		2,819,532

Total Short-Term Instruments (Cost $3,660,737)		3,672,453

Total Investments 98.4% (Cost $6,731,547)		$6,708,711
Other Assets and Liabilities (Net) 1.6%		109,781

Net Assets 100.0%		$6,818,492

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $139,048 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $3,875 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	$ 93,800	$(2,506)	$(1,444)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	21,800	(1,170)	(1,748)

					$(3,676)	$(3,192)

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%	$7,500	$32	$48	$(16)
China Government International Bond	BRC	1.000%	09/20/2012	0.292%	2,100	4	13	(9)
China Government International Bond	JPM	1.000%	09/20/2012	0.292%	1,900	4	12	(8)
Colombia Government International Bond	JPM	1.000%	09/20/2012	0.482%	1,900	2	7	(5)
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.491%	1,000	(19)	(28)	9
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.491%	1,000	(19)	(27)	8
General Electric Capital Corp.	BPS	1.000%	09/20/2012	0.569%	10,000	13	(121)	134
Mexico Government International Bond	JPM	1.000%	09/20/2012	0.381%	1,900	3	7	(4)
Panama Government International Bond	JPM	1.000%	09/20/2012	0.485%	1,900	3	6	(3)
Pemex Project Funding Master Trust	DUB	1.000%	03/20/2016	1.241%	10,000	(85)	(160)	75
Penerbangan Malaysia Bhd.	JPM	1.000%	09/20/2012	0.351%	1,900	4	11	(7)
Penerbangan Malaysia Bhd.	MYC	1.000%	09/20/2012	0.351%	2,100	4	13	(9)
Petrobras International Finance Co.	DUB	1.000%	09/20/2013	0.983%	20,000	11	(37)	48
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.070%	2,000	(5)	3	(8)
Russian Agricultural Bank OJSC Via RSHB Capital S.A.	GST	1.000%	09/20/2012	0.920%	17,000	9	(152)	161

						$(39)	$(405)	$366

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	12.075%	01/02/2013	DUB	BRL 119,700	$2,019	$0	$2,019
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS	144,500	2,213	(79)	2,292
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS	8,600	298	(1)	299
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS	23,300	819	18	801
Pay	1-Year BRL-CDI	13.720%	01/02/2017	BOA	18,200	1,545	73	1,472
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN 350,000	494	35	459
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC	72,100	51	(13)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS	159,300	112	(26)	138

						$7,551	$7	$7,544

(g)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.000%	07/01/2042	$7,000	$7,540	$(7,526)
Freddie Mac	5.000%	08/01/2042	6,000	6,445	(6,449)
Freddie Mac	6.000%	07/01/2042	2,000	2,195	(2,192)

				$16,180	$(16,167)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	16,812		$16,888	FBF	$0	$(292)	$(292)
07/2012	COP	121,928,803		67,812	BRC	163	(549)	(386)
07/2012		444,000		250	MSC	2	0	2
07/2012		35,707,249		19,859	UAG	0	(113)	(113)
07/2012	EUR	11,320		14,123	BPS	0	(202)	(202)
07/2012		11,319		14,190	CBK	0	(134)	(134)
07/2012		7,402		9,227	DUB	0	(141)	(141)
07/2012		5,956		7,484	FBF	0	(53)	(53)
07/2012		12,159		15,385	GSC	0	(2)	(2)
07/2012		9,200		11,589	HUS	0	(54)	(54)
07/2012		7,996		10,008	JPM	0	(111)	(111)
07/2012		46,412		60,581	UAG	1,841	0	1,841
07/2012	GBP	4,397		6,939	GSC	53	0	53
07/2012		4,397		6,933	HUS	46	0	46
07/2012	IDR	590,338,184		62,010	BRC	0	(842)	(842)
07/2012		232,218,750		24,770	CBK	46	0	46
07/2012		195,087,913		20,564	DUB	0	(207)	(207)
07/2012		619,530,177		65,214	GSC	0	(746)	(746)
07/2012		483,715,423		50,987	HUS	0	(513)	(513)
07/2012		192,736,998		20,288	JPM	0	(232)	(232)
07/2012		23,660,000		2,494	MSC	0	(25)	(25)
07/2012		992,372,665		104,570	UAG	0	(1,086)	(1,086)
07/2012	ILS	40,777		10,792	BRC	367	0	367
07/2012		11,528		3,000	CBK	53	0	53
07/2012		135,560		34,887	DUB	415	(186)	229
07/2012		441,463		113,307	HUS	604	(162)	442
07/2012		58,635		15,000	UAG	9	0	9
07/2012	INR	435,440		8,302	BRC	498	0	498
07/2012		698,714		13,320	DUB	798	0	798
07/2012		1,516,679		26,585	HUS	0	(597)	(597)
07/2012		881,642		16,814	UAG	1,013	0	1,013
07/2012	JPY	3,800,000		46,011	CBK	0	(1,532)	(1,532)
07/2012	KRW	9,410,046		8,220	DUB	7	0	7
07/2012		12,199,456		10,642	FBF	0	(4)	(4)
07/2012		9,255,968		8,084	JPM	6	0	6
07/2012		8,918,680		7,782	UAG	0	(2)	(2)
07/2012	MXN	325,029		25,297	HUS	937	0	937
07/2012	MYR	3,071		996	BRC	27	0	27
07/2012	PEN	46,120		17,133	CBK	48	(196)	(148)
07/2012		88,484		33,058	DUB	47	(144)	(97)
07/2012		104,570		39,362	MSC	185	(6)	179
07/2012	TRY	34,950		19,078	DUB	0	(139)	(139)
07/2012		28,425		15,000	FBF	0	(629)	(629)
07/2012		65,333		35,188	HUS	0	(735)	(735)
07/2012		42,976		23,600	JPM	0	(30)	(30)
07/2012		28,422		15,000	UAG	0	(628)	(628)
07/2012		$11,073	ARS	51,601	BOA	251	0	251
07/2012		10,750		50,413	BRC	268	0	268
07/2012		10,000	COP	18,120,000	BRC	135	0	135
07/2012		29,442		55,954,295	CBK	1,855	0	1,855
07/2012		2,800		5,184,200	HUS	100	0	100
07/2012		41,579		78,271,656	JPM	2,201	0	2,201
07/2012		300		549,900	UAG	7	0	7
07/2012		96,316	EUR	77,107	BPS	1,271	(6)	1,265
07/2012		4,199		3,286	DUB	0	(40)	(40)
07/2012		363		285	HUS	0	(2)	(2)
07/2012		501		394	JPM	0	(2)	(2)
07/2012		29,195		23,354	RBC	363	0	363
07/2012		4,754		3,735	RYL	0	(27)	(27)
07/2012		2,340		1,867	UAG	21	0	21
07/2012		9,099	GBP	5,836	BPS	41	0	41
07/2012		4,616		2,958	UAG	17	0	17
07/2012		62,226	IDR	590,338,184	BRC	626	0	626
07/2012		24,854		232,218,750	CBK	149	(279)	(130)
07/2012		21,079		195,087,913	DUB	0	(308)	(308)
07/2012		65,303		619,530,177	GSC	657	0	657
07/2012		54,117		483,715,423	HUS	0	(2,617)	(2,617)
07/2012		20,772		192,736,998	JPM	141	(393)	(252)
07/2012		2,600		23,660,000	MSC	0	(81)	(81)
07/2012		105,347		992,372,665	UAG	308	0	308
07/2012		146,892	ILS	566,708	DUB	0	(2,006)	(2,006)
07/2012		11,000		42,224	HUS	0	(205)	(205)
07/2012		47,800		182,416	JPM	0	(1,164)	(1,164)
07/2012		4,830		18,225	MSC	0	(170)	(170)

07/2012		98,503	INR	5,036,063	BRC	0	(8,246)	(8,246)
07/2012		18,120		939,680	CBK	0	(1,279)	(1,279)
07/2012		49,431		2,588,812	DUB	51	(3,086)	(3,035)
07/2012		54,700		2,992,566	HUS	634	(1,701)	(1,067)
07/2012		20,306		1,120,364	JPM	256	(483)	(227)
07/2012		32,469		1,714,307	MSC	0	(1,745)	(1,745)
07/2012		82,653		4,308,122	UAG	0	(5,443)	(5,443)
07/2012		1,144	KRW	1,298,277	DUB	0	(11)	(11)
07/2012		58,496		66,012,731	FBF	0	(885)	(885)
07/2012		1,189		1,360,117	JPM	6	(8)	(2)
07/2012		4,724		5,334,341	MSC	0	(69)	(69)
07/2012		2,000		2,272,500	UAG	0	(17)	(17)
07/2012		10,750	MYR	33,807	BRC	0	(81)	(81)
07/2012		52,168		165,374	FBF	23	0	23
07/2012		8,000		25,372	GSC	7	0	7
07/2012		10,000		30,650	HUS	0	(327)	(327)
07/2012		70,536		219,900	JPM	172	(1,308)	(1,136)
07/2012		588		1,858	UAG	0	(1)	(1)
07/2012		85,212	PEN	231,297	BRC	1,456	0	1,456
07/2012		26,741		72,547	MSC	443	0	443
07/2012		175,269	TRY	323,354	BRC	2,525	0	2,525
07/2012		10,742		19,953	DUB	230	(1)	229
07/2012		75		140	GSC	2	0	2
07/2012		215,605		397,059	HUS	2,815	(99)	2,716
07/2012		15,296		27,965	JPM	81	0	81
07/2012		101,598		186,314	UAG	845	0	845
07/2012		884	ZAR	7,211	BRC	6	(11)	(5)
07/2012		1,900		15,970	CBK	47	0	47
07/2012		177,329		1,491,695	DUB	4,513	0	4,513
07/2012		4,000		33,609	HUS	97	0	97
07/2012		787		6,549	JPM	16	(5)	11
07/2012		12,586		103,286	UAG	113	(109)	4
07/2012	ZAR	128,221		$16,326	BRC	697	(2)	695
07/2012		94,733		12,060	CBK	512	0	512
07/2012		151,566		18,743	DUB	297	(31)	266
07/2012		224,149		28,026	HUS	720	(19)	701
07/2012		94,726		12,060	MSC	513	0	513
07/2012		230,391		27,225	UAG	243	(1,100)	(857)
08/2012	CZK	303,204		16,080	BRC	1,047	0	1,047
08/2012		820,796		40,096	DUB	0	(600)	(600)
08/2012		626,658		32,147	HUS	1,077	0	1,077
08/2012		329,015		16,349	JPM	36	0	36
08/2012		151,618		8,040	MSC	523	0	523
08/2012		251,697		12,090	UAG	0	(389)	(389)
08/2012	EUR	57,950		72,341	BPS	0	(1,012)	(1,012)
08/2012	GBP	2,958		4,616	UAG	0	(17)	(17)
08/2012	HKD	93,930		12,099	DUB	0	(10)	(10)
08/2012		155,224		20,000	HUS	0	(11)	(11)
08/2012	HUF	928,591		3,772	DUB	0	(317)	(317)
08/2012		948,077		4,298	JPM	124	0	124
08/2012	JPY	9,530,000		119,654	UAG	363	0	363
08/2012	MXN	252,481		18,887	DUB	96	(57)	39
08/2012		122,266		9,014	HUS	0	(113)	(113)
08/2012		109,722		8,139	JPM	0	(52)	(52)
08/2012		231,323		16,659	MSC	0	(610)	(610)
08/2012		340,291		25,510	UAG	173	(67)	106
08/2012	PLN	116,467		35,875	BRC	1,122	(26)	1,096
08/2012		47,750		14,190	CBK	0	(69)	(69)
08/2012		45,763		13,609	DUB	0	(57)	(57)
08/2012		197,681		55,886	FBF	0	(3,145)	(3,145)
08/2012		1,990		590	GSC	0	(4)	(4)
08/2012		106,661		32,528	HUS	738	(61)	677
08/2012	RON	10,402		2,840	DUB	0	(103)	(103)
08/2012		42,541		12,058	FBF	22	0	22
08/2012		36,457		10,000	HUS	0	(315)	(315)
08/2012		56,699		16,078	JPM	36	0	36
08/2012	SGD	5,110		4,020	BRC	0	(14)	(14)
08/2012		18,120		14,074	DUB	0	(230)	(230)
08/2012		10,216		8,038	GSC	0	(27)	(27)
08/2012		15,630		12,150	HUS	0	(189)	(189)
08/2012	THB	39,700		1,241	JPM	0	(6)	(6)
08/2012		$79,560	BRL	157,364	BRC	191	(1,904)	(1,713)
08/2012		8,089		16,451	DUB	49	0	49
08/2012		51,058		102,725	HUS	568	(809)	(241)
08/2012		1,000		2,019	JPM	0	(1)	(1)
08/2012		4,466		9,233	MSC	102	0	102
08/2012		85,691		174,868	UAG	981	(166)	815
08/2012		7,500	CLP	3,703,125	CBK	0	(147)	(147)
08/2012		63,274		30,996,129	MSC	2	(1,727)	(1,725)
08/2012		62,286		30,361,317	UAG	0	(1,997)	(1,997)
08/2012		5,000	CZK	95,975	CBK	0	(242)	(242)
08/2012		204,987		3,948,663	DUB	0	(9,210)	(9,210)
08/2012		135,817		2,570,209	FBF	0	(8,385)	(8,385)
08/2012		5,000		101,682	HUS	41	0	41
08/2012		126,411		2,412,184	UAG	0	(6,813)	(6,813)
08/2012		306,078	HKD	2,376,971	CBK	357	0	357

08/2012		167,820		1,302,780	HUS	132	0	132
08/2012		138,990		1,078,887	JPM	99	0	99
08/2012		84,498		655,832	UAG	51	0	51
08/2012		8,557	HUF	1,956,833	BRC	242	(183)	59
08/2012		71,562	MXN	993,993	BRC	2,642	0	2,642
08/2012		14,459		189,587	CBK	0	(306)	(306)
08/2012		75,426		1,043,759	DUB	2,493	0	2,493
08/2012		73,583		1,017,994	HUS	2,413	0	2,413
08/2012		118,267		1,622,130	JPM	3,095	(266)	2,829
08/2012		107,277		1,515,345	MSC	5,847	0	5,847
08/2012		206,246		2,866,024	UAG	7,710	0	7,710
08/2012		340,325	PLN	1,094,811	BRC	0	(13,395)	(13,395)
08/2012		13,681		44,809	CBK	0	(300)	(300)
08/2012		23,096		76,124	DUB	49	(413)	(364)
08/2012		15,000		50,765	GSC	159	0	159
08/2012		5,841		20,000	HUS	132	0	132
08/2012		131,880		429,731	JPM	111	(3,666)	(3,555)
08/2012		31,466		100,915	UAG	0	(1,331)	(1,331)
08/2012		214	RON	736	CBK	0	(6)	(6)
08/2012		37,618		127,938	DUB	0	(1,419)	(1,419)
08/2012		127,343		435,687	HUS	6	(4,077)	(4,071)
08/2012		5,378		18,299	UAG	0	(201)	(201)
08/2012		16,000	SGD	20,344	HUS	60	0	60
08/2012		186,319		233,451	JPM	29	(2,058)	(2,029)
08/2012		527,740		654,108	UAG	154	(11,531)	(11,377)
08/2012		5,108	THB	159,391	BRC	0	(101)	(101)
08/2012		34,116		1,087,011	DUB	45	(8)	37
08/2012		79,434		2,455,314	HUS	0	(2,291)	(2,291)
08/2012		22,457		711,393	JPM	41	(147)	(106)
09/2012	JPY	2,650,000		$33,868	BPS	685	0	685
09/2012	MXN	1,374,078		98,693	MSC	0	(3,471)	(3,471)
09/2012		2,852,101		206,673	UAG	0	(5,524)	(5,524)
09/2012	RUB	71,429		2,091	JPM	0	(81)	(81)
09/2012		$58,227	RUB	1,916,188	BRC	99	(67)	32
09/2012		37,491		1,242,435	CBK	284	0	284
09/2012		72,219		2,420,744	DUB	1,381	0	1,381
09/2012		50,787		1,706,967	FBF	1,111	0	1,111
09/2012		25,322		840,933	GSC	246	0	246
09/2012		33,353		1,125,583	HUS	869	0	869
09/2012		34,385		1,149,222	JPM	556	0	556
09/2012		35,034		1,149,713	UAG	0	(78)	(78)
10/2012	CNY	30,784		$4,830	JPM	0	(8)	(8)
10/2012	ILS	975		248	DUB	0	0	0
10/2012		47,278		12,058	HUS	7	0	7
10/2012		346		88	MSC	0	0	0
10/2012	MXN	265,286		18,863	UAG	0	(825)	(825)
10/2012		$4,200	CNY	26,555	MSC	0	(27)	(27)
10/2012		20,380	ILS	80,688	DUB	187	0	187
10/2012		96,314		378,552	HUS	175	0	175
10/2012		16,077	INR	918,961	CBK	201	0	201
10/2012		12,058		691,647	DUB	193	0	193
10/2012		42,191		2,428,727	HUS	830	0	830
10/2012		14,261		817,868	JPM	226	0	226
10/2012		3,015	MYR	9,628	CBK	22	0	22
10/2012		3,013		9,633	DUB	26	0	26
10/2012		3,015		9,618	FBF	19	0	19
10/2012		34,624		110,900	HUS	359	0	359
10/2012		3,015		9,576	JPM	6	0	6
10/2012		10,385	PHP	456,849	CBK	460	0	460
10/2012		79,864		3,496,443	HUS	3,142	0	3,142
10/2012		96,290		4,211,941	JPM	3,702	0	3,702
11/2012	MXN	224,531		$16,309	HUS	0	(334)	(334)
11/2012		$34,129	TWD	1,005,783	BRC	0	(214)	(214)
11/2012		26,144		775,050	DUB	5	(14)	(9)
11/2012		59,224		1,753,452	HUS	29	(126)	(97)
11/2012		112,290		3,318,216	JPM	0	(398)	(398)
12/2012	COP	14,716,099		$8,059	BRC	0	(22)	(22)
12/2012		7,340,520		4,020	DUB	0	(11)	(11)
12/2012		$52,423	COP	95,248,888	BRC	63	(180)	(117)
12/2012		19,486		35,707,249	UAG	123	0	123
12/2012		2,400	PEN	6,389	BRC	0	(24)	(24)
12/2012		18,035		48,497	DUB	0	(2)	(2)
12/2012		23,612		63,249	MSC	0	(93)	(93)
01/2013		59,630	IDR	590,338,185	BRC	1,481	0	1,481
01/2013		4,661		43,067,640	DUB	0	(203)	(203)
01/2013		62,928		619,530,177	GSC	1,204	0	1,204
01/2013		19,567		192,736,998	JPM	385	0	385
01/2013		23,470		231,296,517	UAG	474	0	474
02/2013	CNY	55,728		$8,610	MSC	0	(119)	(119)
02/2013		$1,000	CNY	6,235	BRC	0	(23)	(23)
02/2013		18,442		117,798	CBK	9	0	9
02/2013		37,605		239,158	DUB	30	(174)	(144)
02/2013		25,000		158,225	GST	0	(216)	(216)
02/2013		25,000		160,300	HUS	109	0	109
02/2013		332,445		2,112,835	JPM	148	(1,649)	(1,501)
02/2013		20,096		128,303	UAG	1	0	1
08/2013		4,000		25,892	DUB	33	0	33
04/2014		8,166		50,000	RYL	0	(449)	(449)
09/2015		2,000		11,918	CBK	0	(189)	(189)
09/2015		10,090		61,375	DUB	0	(762)	(762)
04/2016		5,000		29,900	DUB	0	(485)	(485)

						$84,934	$(140,028)	$(55,094)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Barbados
Corporate Bonds & Notes	$0	$6,988	$0	$6,988
Bermuda
Corporate Bonds & Notes	0	8,205	0	8,205
Brazil
Corporate Bonds & Notes	0	140,458	5,713	146,171
Sovereign Issues	0	192,237	0	192,237
Canada
Corporate Bonds & Notes	0	910	0	910
Cayman Islands
Asset-Backed Securities	0	1,031	4,427	5,458
Corporate Bonds & Notes	0	11,044	0	11,044
Chile
Corporate Bonds & Notes	0	31,375	0	31,375
China
Sovereign Issues	0	3,479	0	3,479
Colombia
Sovereign Issues	0	57,283	0	57,283
Egypt
Bank Loan Obligations	0	2,088	0	2,088
Corporate Bonds & Notes	0	95	0	95
France
Corporate Bonds & Notes	0	16,602	0	16,602
Germany
Corporate Bonds & Notes	0	179,597	0	179,597
Guatemala
Sovereign Issues	0	5,743	0	5,743
Hungary
Sovereign Issues	0	791	0	791
India
Corporate Bonds & Notes	0	16,187	0	16,187
Indonesia
Sovereign Issues	0	91,102	0	91,102
Ireland
Corporate Bonds & Notes	0	86,023	0	86,023
Sovereign Issues	0	415	0	415
Kazakhstan
Corporate Bonds & Notes	0	219,650	0	219,650
Luxembourg
Corporate Bonds & Notes	0	390,267	0	390,267
Malaysia
Corporate Bonds & Notes	0	1,055	0	1,055
Mexico
Corporate Bonds & Notes	0	83,952	0	83,952
Sovereign Issues	0	51,904	0	51,904
Netherlands
Corporate Bonds & Notes	0	83,224	0	83,224
Panama
Sovereign Issues	0	51,885	0	51,885
Peru
Sovereign Issues	0	34,932	0	34,932
Philippines
Sovereign Issues	0	11,087	0	11,087
Poland
Sovereign Issues	0	189,904	0	189,904
Qatar
Corporate Bonds & Notes	0	92,437	0	92,437
Sovereign Issues	0	26,138	0	26,138
Russia
Corporate Bonds & Notes	0	53,079	0	53,079
Sovereign Issues	0	117,030	0	117,030
Singapore
Corporate Bonds & Notes	0	3,762	0	3,762
South Africa
Sovereign Issues	0	217,207	0	217,207
South Korea
Corporate Bonds & Notes	0	114,936	21,366	136,302
Sovereign Issues	0	62,195	0	62,195
Sri Lanka
Sovereign Issues	0	2,035	0	2,035
Thailand
Sovereign Issues	0	89	0	89
Tunisia
Sovereign Issues	0	130	0	130
Turkey
Sovereign Issues	0	11,835	0	11,835
United Arab Emirates
Corporate Bonds & Notes	0	224	0	224
Sovereign Issues	0	26,104	0	26,104
United Kingdom
Corporate Bonds & Notes	0	28,499	0	28,499
United States
Asset-Backed Securities	0	4,634	0	4,634
Corporate Bonds & Notes	0	182,248	0	182,248
Mortgage-Backed Securities	0	15,019	0	15,019
U.S. Government Agencies	0	12,172	0	12,172
U.S. Treasury Obligations	0	5,516	0	5,516
Venezuela
Corporate Bonds & Notes	0	5,761	0	5,761
Sovereign Issues	0	199	0	199
Virgin Islands (British)
Corporate Bonds & Notes	0	53,990	0	53,990
Short-Term Instruments
Certificates of Deposit	0	142,487	0	142,487
Commercial Paper	0	10,500	0	10,500
Repurchase Agreements	0	2,982	0	2,982
Short-Term Notes	0	13,849	0	13,849
Japan Treasury Bills	0	166,746	0	166,746
Mexico Treasury Bills	0	275,150	103,027	378,177
U.S. Treasury Bills	0	138,180	0	138,180
PIMCO Short-Term Floating NAV Portfolios	2,819,532	0	0	2,819,532
	$2,819,532	$3,754,646	$134,533	$6,708,711

Short Sales, at value	$0	$(16,167)	$0	$(16,167)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	435	0	435
Foreign Exchange Contracts	0	84,934	0	84,934
Interest Rate Contracts	0	7,544	0	7,544
	$0	$92,913	$0	$92,913

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(69)	0	(69)
Foreign Exchange Contracts	0	(140,028)	0	(140,028)
Interest Rate Contracts	0	(3,192)	0	(3,192)

	$0	$(143,289)	$0	$(143,289)

Totals	$2,819,532	$3,688,103	$134,533	$6,642,168

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Brazil
Corporate Bonds & Notes	$13,506	$100	$0	$(8)	$0	$106	$0	$(7,991)	$5,713	$65
Cayman Islands
Asset-Backed Securities	4,422	0	0	5	0	0	0	0	4,427	0
South Korea
Corporate Bonds & Notes	51,231	0	0	11	0	(236)	0	(29,640)	21,366	(295)
Short-Term Instruments
Mexico Treasury Bills	0	100,049	0	50	0	2,928	0	0	103,027	2,928
Short-Term Notes	13,746	0	0	72	0	30	0	(13,848)	0	0

Totals	$82,905	$100,149	$0	$130	$0	$2,828	$0	$(51,479)	$134,533	$2,698

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$5,713	Benchmark Pricing	Base Price	100.25
Cayman Islands
Asset-Backed Securities	4,427	Third Party Vendor	Broker Quote	98.37
South Korea
Corporate Bonds & Notes	21,366	Benchmark Pricing	Base Price	99.79
Short-Term Instruments
Mexico Treasury Bills	103,027	Benchmark Pricing	Base Price	9.89

Total	$134,533

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Extended Duration Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.0%
BANKING & FINANCE 0.4%
American International Group, Inc.
8.250% due 08/15/2018	$1,200	$1,453

INDUSTRIALS 0.1%
Georgia-Pacific LLC
7.750% due 11/15/2029	30	39
News America, Inc.
6.150% due 02/15/2041	100	118

		157

UTILITIES 0.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	900	1,125
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	700	837
		1,962

Total Corporate Bonds & Notes (Cost $2,928)		3,572

MUNICIPAL BONDS & NOTES 0.5%
CONNECTICUT 0.2%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	700	878

NEVADA 0.1%
Clark County, Nevada School District General Obligation Bonds, (AGM Insured), Series 2005
5.000% due 06/15/2020	300	334

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	400	461

OHIO 0.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	77
Hamilton County, Ohio Sales Tax Revenue Bonds, (AMBAC Insured), Series 2000
0.000% due 12/01/2028	300	142

		219

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	50	4

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	75

Total Municipal Bonds & Notes (Cost $1,703)		1,971

U.S. GOVERNMENT AGENCIES 7.3%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030	5,650	3,110
4.000% due 02/25/2019	100	106
5.000% due 08/25/2033	47	55
5.500% due 04/25/2033 - 06/25/2037	433	508
6.000% due 12/25/2034	157	195
Financing Corp.
0.000% due 09/26/2019	200	177
Freddie Mac
0.000% due 01/15/2031 - 07/15/2031	5,600	2,942
0.642% due 01/15/2033	1	1
5.500% due 02/15/2024	47	54
6.000% due 06/15/2035	253	329
Ginnie Mae
5.500% due 10/20/2037	129	165
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	5,900	4,621
5.500% due 09/18/2023	300	394

NCUA Guaranteed Notes
0.610% due 11/06/2017		1,208	1,209
Residual Funding Corp. Strips
0.000% due 01/15/2030		2,000	1,242
Resolution Funding Corp. Strips
0.000% due 10/15/2026 - 04/15/2029		5,191	3,379
Small Business Administration
5.290% due 12/01/2027		350	400
Tennessee Valley Authority
4.625% due 09/15/2060		1,300	1,589
7.125% due 05/01/2030		4,900	7,607

Total U.S. Government Agencies (Cost $22,822)			28,083

U.S. TREASURY OBLIGATIONS 95.6%
U.S. Treasury Bonds
3.125% due 11/15/2041		700	754
6.250% due 08/15/2023		1,200	1,745
U.S. Treasury Inflation Protected Securities (a)
2.125% due 02/15/2040		532	758
2.375% due 01/15/2025		549	725
2.375% due 01/15/2027		570	767
3.375% due 04/15/2032		130	210
U.S. Treasury Strips
0.000% due 08/15/2023		1,400	1,133
0.000% due 02/15/2031		55,000	33,599
0.000% due 05/15/2031		22,100	13,375
0.000% due 11/15/2033		11,400	6,310
0.000% due 05/15/2036		65,000	32,955
0.000% due 02/15/2038		40,900	19,965
0.000% due 11/15/2039		111,100	50,885
0.000% due 05/15/2040		1,450	651
0.000% due 08/15/2040 (c)(e)(f)		272,900	121,315
0.000% due 11/15/2040		20,600	9,080
0.000% due 05/15/2041		67,600	29,274
0.000% due 02/15/2042		104,000	43,941

Total U.S. Treasury Obligations (Cost $327,806)			367,442

MORTGAGE-BACKED SECURITIES 1.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		18	17
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		500	413
Countrywide Alternative Loan Trust
0.454% due 07/20/2046		1,635	611
Countrywide Home Loan Mortgage Pass-Through Trust
5.533% due 09/25/2047 ^		783	518
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033		2	2
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		1,300	1,448
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046		1,372	816
JPMorgan Chase Commercial Mortgage Securities Corp.
5.924% due 02/12/2049		20	23
JPMorgan Mortgage Trust
2.852% due 07/25/2035		383	375
WaMu Mortgage Pass-Through Certificates
0.898% due 01/25/2047		5	3
0.978% due 12/25/2046		2,092	1,246
2.640% due 10/25/2046		14	11
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,100	1,210

Total Mortgage-Backed Securities (Cost $6,891)			6,693

ASSET-BACKED SECURITIES 0.0%
Bear Stearns Asset-Backed Securities Trust
3.183% due 07/25/2036		12	8

Total Asset-Backed Securities (Cost $12)			8

SOVEREIGN ISSUES 2.8%
Canada Government Bond
2.750% due 06/01/2022	CAD	300	322
4.000% due 06/01/2041		700	929
5.000% due 06/01/2037		2,100	3,083
Canada Housing Trust
2.650% due 03/15/2022		2,900	2,946
Province of Ontario
4.600% due 06/02/2039		400	471
4.700% due 06/02/2037		800	946
Province of Quebec
5.750% due 12/01/2036		1,600	2,121

Total Sovereign Issues (Cost $10,046)			10,818

SHORT-TERM INSTRUMENTS 5.1%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	$500	500

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $510. Repurchase proceeds are $500.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 5.0%
PIMCO Short-Term Floating NAV Portfolio	1,905,086	19,089

Total Short-Term Instruments (Cost $19,591)		19,589

PURCHASED OPTIONS (g) 0.6%
(Cost $2,389)		2,396

Total Investments 114.7% (Cost $394,188)		$440,572
Written Options (h) (0.2%) (Premiums $930)		(616)
Other Assets and Liabilities (Net) (14.5%)		(55,707)

Net Assets 100.0%		$384,249

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	Securities with an aggregate market value of $794 have been pledged as collateral as of June 30, 2012 for swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $10,774 at a weighted average interest rate of 0.196%. On June 30, 2012, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $359 and cash of $2 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	36	$78

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $389 and cash of $18 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$2,400	$54	$(25)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	3,366	115	(11)

				$169	$(36)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$5,000	$12	$0

Straddle Options

Description	Counterparty	Exercise Level (4)	Expiration Date	Notional Amount	Cost (4)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$600	$53	$49
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	600	52	49
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	600	53	49
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012	20,000	2,219	2,249

					$2,377	$2,396

(4)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$5,000	$29	$(1)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	17,300	110	(283)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	17,300	458	(108)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	3,600	34	(7)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	9,400	87	(154)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	9,400	181	(58)

							$899	$(611)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$3,400	$31	$(5)

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	INR	18,506		$340	BPS	$8	$0	$8
07/2012		11,279		200	BRC	0	(2)	(2)
07/2012		21,356		390	GST	7	0	7
07/2012		4,462		78	HUS	0	(2)	(2)
07/2012	KRW	98,889		86	BRC	0	(1)	(1)
07/2012		$1,089	INR	55,604	JPM	0	(92)	(92)
07/2012		88	KRW	98,889	UAG	0	(1)	(1)
07/2012		23	MYR	69	JPM	0	0	0
08/2012		88	MXN	1,148	JPM	0	(2)	(2)
09/2012	CAD	358		$351	BRC	0	0	0
09/2012		10,666		10,376	UAG	0	(82)	(82)
09/2012		$85	KRW	98,889	BRC	1	0	1
10/2012		77	INR	4,462	HUS	2	0	2
10/2012		12	PHP	529	CBK	1	0	1
02/2013	CNY	18,459		$2,917	RYL	26	0	26
02/2013		$169	CNY	1,062	BRC	0	(2)	(2)
02/2013		2,749		17,397	DUB	0	(24)	(24)

						$45	$(208)	$(163)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$1,453	$0	$1,453
Industrials	0	157	0	157
Utilities	0	1,962	0	1,962
Municipal Bonds & Notes
Connecticut	0	878	0	878
Nevada	0	334	0	334
North Carolina	0	461	0	461
Ohio	0	219	0	219
Puerto Rico	0	4	0	4
West Virginia	0	75	0	75
U.S. Government Agencies	0	26,874	1,209	28,083
U.S. Treasury Obligations	0	367,442	0	367,442
Mortgage-Backed Securities	0	6,693	0	6,693
Asset-Backed Securities	0	8	0	8
Sovereign Issues	0	10,818	0	10,818
Short-Term Instruments
Repurchase Agreements	0	500	0	500
PIMCO Short-Term Floating NAV Portfolio	19,089	0	0	19,089
Purchased Options
Interest Rate Contracts	0	0	2,396	2,396
	$19,089	$417,878	$3,605	$440,572

Financial Derivative Instruments (2) - Assets
Equity Contracts	78	0	0	78
Foreign Exchange Contracts	0	45	0	45
	$78	$45	$0	$123

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(36)	0	(36)
Foreign Exchange Contracts	0	(208)	0	(208)
Interest Rate Contracts	0	(611)	(5)	(616)

	$0	$(855)	$(5)	$(860)

Totals	$19,167	$417,068	$3,600	$439,835

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$1,268	$0	$(59)	$0	$0	$0	$0	$0	$1,209	$0
Purchased Options
Interest Rate Contracts	0	2,377	0	0	0	19	0	0	2,396	20

	$1,268	$2,377	$(59)	$0	$0	$19	$0	$0	$3,605	$20
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(6)	$0	$0	$0	$0	$1	$0	$0	$(5)	$0

Totals	$1,262	$2,377	$(59)	$0	$0	$20	$0	$0	$3,600	$20

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,209	Third Party Vendor	Broker Quote	100.03
Purchased Options
Interest Rate Contracts	2,396	Indicative Market Quotations	Broker Quote	8.14 - 11.25
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(5)	Indicative Market Quotations	Broker Quote	0.16

Total	$3,600

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Floating Income Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.9%
AES Corp.
4.250% due 05/27/2018		$2,963	$2,967
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		2,955	2,874
CCM Merger, Inc.
6.000% due 03/01/2017		911	905
Chrysler Group LLC
6.000% due 05/24/2017		2,904	2,929
Community Health Systems, Inc.
2.495% -2.717% due 07/25/2014		4,353	4,298
CSC Holdings LLC
1.995% due 03/29/2016		1,865	1,852
DaVita, Inc.
4.500% due 10/20/2016		99	99
Delos Aircraft, Inc.
4.750% due 04/12/2016		800	805
Delphi Corp.
3.500% due 03/31/2017		1,953	1,953
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		954	955
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018		500	500
FCI International S.A.S.
2.743% due 09/30/2012		50	49
First Data Corp.
2.995% due 09/24/2014		5,542	5,330
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014		2,454	2,453
HCA, Inc.
2.495% due 11/17/2013		10,700	10,659
2.745% due 05/02/2016		8,437	8,286
Hertz Corp.
3.750% due 03/11/2018		6,912	6,843
IASIS Healthcare LLC
5.000% due 05/03/2018		7,900	7,781
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		6,538	6,517
iStar Financial, Inc.
5.000% due 06/28/2013		345	345
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	3,000	3,827
Kinetic Concepts, Inc.
7.000% due 05/04/2018		$3,980	4,016
Manitowoc Co., Inc.
4.250% due 11/13/2017		1,660	1,658
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		5,925	5,803
Nielsen Finance LLC
2.241% due 08/09/2013		588	589
3.491% due 05/01/2016		260	258
3.991% due 05/01/2016		586	583
Novelis, Inc.
4.000% due 03/10/2017		1,970	1,937
NRG Energy, Inc.
4.000% due 07/01/2018		8,415	8,375
Petroleum Export Ltd.
3.468% due 12/20/2012		342	318
Quintiles Transnational Corp.
5.000% due 06/08/2018		3,960	3,920
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,002
Reynolds Group Holdings Ltd.
6.500% due 02/09/2018		1,954	1,969
6.500% due 08/09/2018		8,836	8,905
SEAT Pagine Gialle SpA
3.739% due 06/07/2013	EUR	234	210
Springleaf Finance Corp.
5.500% due 05/10/2017		$13,000	12,276
SunGard Data Systems, Inc.
1.991% - 1.995% due 02/28/2014		1,785	1,780
3.745% due 02/28/2014		1,071	1,069
Terex Corp.
5.500% due 04/28/2017		1,489	1,498
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		3,857	2,314
U.S. Airways Group, Inc.
2.745% due 03/23/2014		2,917	2,790

UPC Broadband Holding BV
4.139% due 12/30/2016	EUR	2,174	2,703
4.389% due 12/31/2017		941	1,174
Vodafone Americas Finance
6.875% due 08/17/2015		$5,538	5,621
Weather Channel, Inc.
4.250% due 02/11/2017		1,952	1,953

Total Bank Loan Obligations (Cost $147,379)			144,948

CORPORATE BONDS & NOTES 62.5%
BANKING & FINANCE 24.5%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		2,200	2,106
4.125% due 03/03/2014	EUR	100	128
ABN Amro Bank NV
2.236% due 01/30/2014		$12,000	12,010
Ally Financial, Inc.
2.667% due 12/01/2014		250	237
3.667% due 02/11/2014		17,400	17,361
3.868% due 06/20/2014		9,100	9,059
7.500% due 12/31/2013		2,200	2,338
8.300% due 02/12/2015		4,300	4,698
American Express Bank FSB
5.550% due 10/17/2012		929	942
6.000% due 09/13/2017		200	237
American Express Co.
7.250% due 05/20/2014		3,800	4,216
American International Group, Inc.
5.000% due 06/26/2017	EUR	1,250	1,620
5.000% due 04/26/2023	GBP	200	293
5.450% due 05/18/2017		$4,700	5,115
5.600% due 10/18/2016		2,000	2,178
5.850% due 01/16/2018		13,800	15,300
8.250% due 08/15/2018		3,500	4,238
Anadarko Finance Co.
7.500% due 05/01/2031		200	253
ANZ National International Ltd.
6.200% due 07/19/2013		900	944
Australia & New Zealand Banking Group Ltd.
3.700% due 01/13/2015		700	733
5.100% due 01/13/2020		100	111
Banco Bradesco S.A.
2.566% due 05/16/2014		15,500	15,488
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		1,800	1,845
Banco del Estado de Chile
4.125% due 10/07/2020		1,400	1,474
Banco do Brasil S.A.
4.500% due 01/22/2015		13,400	14,237
4.500% due 01/20/2016	EUR	6,000	7,886
6.000% due 01/22/2020		$1,900	2,166
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		500	520
Banco Santander Brasil S.A.
2.568% due 03/18/2014		4,400	4,237
4.250% due 01/14/2016		4,000	3,970
4.500% due 04/06/2015		200	201
Banco Santander Chile
3.750% due 09/22/2015		3,600	3,619
Banco Votorantim S.A.
5.250% due 02/11/2016		7,500	7,706
Bank of America Corp.
5.750% due 12/01/2017		11,250	12,026
6.000% due 09/01/2017		6,990	7,555
6.500% due 08/01/2016		285	313
7.375% due 05/15/2014		460	495
7.625% due 06/01/2019		30	35
Barclays Bank PLC
5.000% due 09/22/2016		500	544
5.200% due 07/10/2014		11,500	12,123
6.750% due 05/22/2019		6,200	7,247
10.179% due 06/12/2021		10,000	11,852
14.000% due 06/15/2019 (f)	GBP	7,200	12,855
BBVA Bancomer S.A.
4.500% due 03/10/2016		$16,700	16,867
6.500% due 03/10/2021		5,400	5,481
7.250% due 04/22/2020		400	413
Bear Stearns Cos. LLC
6.400% due 10/02/2017		2,450	2,830
7.250% due 02/01/2018		22,500	26,944
BM&FBovespa S.A.
5.500% due 07/16/2020		100	107

BNP Paribas S.A.
0.869% due 04/08/2013		100	99
5.000% due 01/15/2021		800	823
7.781% due 07/02/2018 (f)	EUR	22,000	25,307
BPCE S.A.
2.216% due 02/07/2014		$9,700	9,592
4.625% due 07/30/2015 (f)	EUR	200	157
5.250% due 07/30/2014 (f)		600	505
6.117% due 10/30/2017 (f)		350	276
9.000% due 03/17/2015 (f)		200	225
9.250% due 04/22/2015 (f)		500	549
CBA Capital Trust
6.024% due 03/15/2016 (f)		$2,700	2,544
Citigroup Capital
8.300% due 12/21/2077		375	377
Citigroup, Inc.
4.750% due 05/19/2015		4,900	5,147
4.750% due 02/10/2019	EUR	2,000	2,208
5.300% due 10/17/2012		$4,700	4,759
5.500% due 04/11/2013		4,800	4,937
5.850% due 07/02/2013		2,900	3,034
6.000% due 08/15/2017		200	219
6.125% due 11/21/2017		9,500	10,542
6.500% due 08/19/2013		2,500	2,620
Columbus International, Inc.
11.500% due 11/20/2014		13,850	14,889
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	700	649
7.589% due 01/30/2020 (f)		800	771
8.125% due 10/26/2019 (f)		200	217
Credit Suisse
5.000% due 05/15/2013		$1,200	1,238
5.500% due 05/01/2014		5,000	5,303
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		5,200	5,200
Export-Import Bank of Korea
3.750% due 10/20/2016		400	424
4.000% due 01/29/2021		3,800	3,944
5.125% due 06/29/2020		1,600	1,794
5.875% due 01/14/2015		400	439
Fiat Finance & Trade S.A.
6.625% due 02/15/2013	EUR	1,800	2,329
7.625% due 09/15/2014		11,900	15,605
9.000% due 07/30/2012		1,000	1,270
Ford Motor Credit Co. LLC
5.625% due 09/15/2015		$4,400	4,794
7.000% due 04/15/2015		100	111
7.500% due 08/01/2012		1,700	1,707
8.000% due 06/01/2014		3,500	3,885
8.000% due 12/15/2016		5,200	6,166
8.700% due 10/01/2014		400	456
12.000% due 05/15/2015		200	250
General Electric Capital Corp.
0.588% due 12/20/2013		9,594	9,525
0.659% due 10/06/2015		1,000	969
Genworth Financial, Inc.
7.200% due 02/15/2021		1,400	1,336
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		4,100	3,713
0.969% due 01/12/2015		6,100	5,758
3.700% due 08/01/2015		2,000	2,019
5.250% due 10/15/2013		100	104
6.150% due 04/01/2018		400	434
7.500% due 02/15/2019		300	343
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		6,000	6,296
HBOS Capital Funding LP
6.461% due 11/30/2018 (f)	GBP	1,200	1,179
HBOS PLC
6.750% due 05/21/2018		$7,500	7,088
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		2,861	329
HSBC Finance Corp.
0.897% due 06/01/2016		11,485	10,536
6.676% due 01/15/2021		1,800	1,953
Hyundai Capital Services, Inc.
4.375% due 07/27/2016		2,700	2,841
ICICI Bank Ltd.
4.750% due 11/25/2016		9,000	8,967
5.500% due 03/25/2015		1,100	1,127
5.750% due 11/16/2020		7,600	7,534
Ineos Finance PLC
8.375% due 02/15/2019		1,100	1,141
9.250% due 05/15/2015	EUR	100	135
ING Groep NV
5.140% due 03/17/2016 (f)	GBP	200	225

International Lease Finance Corp.
5.750% due 05/15/2016		$14,400	14,628
5.875% due 05/01/2013		1,300	1,336
6.500% due 09/01/2014		10,500	11,130
Intesa Sanpaolo SpA
2.867% due 02/24/2014		26,000	24,426
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,182
5.000% due 11/15/2020		14,550	15,604
JPMorgan Chase & Co.
4.650% due 06/01/2014		900	948
5.375% due 10/01/2012		1,000	1,012
7.900% due 04/30/2018 (f)		34,900	38,393
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		3,300	3,076
Korea Exchange Bank
4.875% due 01/14/2016		500	534
Korea Finance Corp.
3.250% due 09/20/2016		400	412
LBG Capital PLC
7.869% due 08/25/2020	GBP	600	812
8.875% due 02/07/2020	EUR	200	227
9.125% due 07/15/2020	GBP	500	685
9.334% due 02/07/2020		1,100	1,605
15.000% due 12/21/2019		300	569
LeasePlan Finance NV
3.750% due 03/18/2013	EUR	500	640
Lehman Brothers Holdings, Inc.
0.000% due 06/12/2013 ^		2,543	829
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$600	604
4.875% due 01/21/2016		28,800	30,270
12.000% due 12/16/2024 (f)		700	733
Merrill Lynch & Co., Inc.
0.927% due 01/15/2015		5,000	4,720
5.450% due 02/05/2013		2,350	2,398
5.450% due 07/15/2014		2,000	2,094
6.050% due 08/15/2012		21,487	21,606
6.875% due 04/25/2018		10,400	11,657
Morgan Stanley
0.947% due 10/15/2015		5,400	4,814
2.066% due 01/24/2014		1,200	1,167
5.950% due 12/28/2017		100	103
6.000% due 04/28/2015		400	414
6.625% due 04/01/2018		7,200	7,541
7.300% due 05/13/2019		12,000	12,987
New York Life Insurance Co.
6.750% due 11/15/2039		900	1,195
Peru Enhanced Pass-Through Finance Ltd.
0.000% due 05/31/2018		1,937	1,716
Phones4u Finance PLC
9.500% due 04/01/2018	GBP	300	430
Provident Funding Associates LP
10.250% due 04/15/2017		$200	210
Prudential Covered Trust
2.997% due 09/30/2015		8,600	8,744
Qatari Diar Finance QSC
3.500% due 07/21/2015		300	315
5.000% due 07/21/2020		2,200	2,476
QNB Finance Ltd.
3.125% due 11/16/2015		8,900	9,134
Rabobank Group
4.750% due 01/15/2020		1,400	1,522
6.875% due 03/19/2020	EUR	8,700	10,768
11.000% due 06/30/2019 (f)		$1,300	1,644
RCI Banque S.A.
2.339% due 04/11/2014		3,200	3,112
4.600% due 04/12/2016		2,100	2,094
Regions Financial Corp.
4.875% due 04/26/2013		200	204
7.750% due 11/10/2014		12,700	13,748
Resona Bank Ltd.
5.850% due 04/15/2016 (f)		200	206
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		16,200	16,286
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		5,080	5,385
7.175% due 05/16/2013		100	104
Santander UK PLC
0.977% due 08/28/2017	EUR	3,800	3,729
1.018% due 10/10/2017		2,700	2,570
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$1,100	1,122
5.400% due 03/24/2017		18,400	19,158
5.499% due 07/07/2015		7,200	7,560
6.125% due 02/07/2022		1,750	1,830

SL Green Realty Corp.
5.000% due 08/15/2018		8,600	8,739
SLM Corp.
0.992% due 06/17/2013	EUR	100	123
3.125% due 09/17/2012		7,000	8,874
5.050% due 11/14/2014		$400	414
5.125% due 08/27/2012		850	853
5.375% due 05/15/2014		800	831
6.250% due 01/25/2016		100	106
8.450% due 06/15/2018		3,600	4,050
State Bank of India
4.500% due 07/27/2015		6,100	6,207
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		829	855
Temasek Financial Ltd.
4.300% due 10/25/2019		1,250	1,404
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		2,500	2,319
UBS AG
5.750% due 04/25/2018		810	899
5.875% due 12/20/2017		12,300	13,762
UFJ Finance Aruba AEC
6.750% due 07/15/2013		700	738
UOB Cayman Ltd.
5.796% due 03/15/2016 (f)		500	520
Virgin Media Secured Finance PLC
7.000% due 01/15/2018	GBP	5,000	8,438
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		$3,500	3,557
Wachovia Bank N.A.
0.846% due 11/03/2014		2,728	2,666
Wachovia Corp.
0.738% due 06/15/2017		6,900	6,667
0.837% due 10/15/2016		1,000	951
5.750% due 02/01/2018		200	237
Waha Aerospace BV
3.925% due 07/28/2020		2,295	2,397
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		1,600	1,408
11.750% due 07/15/2017		4,100	3,331

			902,830

INDUSTRIALS 28.5%
Adaro Indonesia PT
7.625% due 10/22/2019		400	428
AES El Salvador Trust
6.750% due 02/01/2016		450	451
Agile Property Holdings Ltd.
8.875% due 04/28/2017		2,700	2,673
Agilent Technologies, Inc.
5.500% due 09/14/2015		500	560
Aguila S.A.
7.875% due 01/31/2018		4,000	4,140
Alcoa, Inc.
6.750% due 07/15/2018		1,200	1,359
Aleris International, Inc.
7.625% due 02/15/2018		1,200	1,224
ALROSA Finance S.A.
7.750% due 11/03/2020		12,000	12,627
Altria Group, Inc.
9.250% due 08/06/2019		8,800	12,250
9.700% due 11/10/2018		2,200	3,050
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		2,000	2,137
5.000% due 03/30/2020		6,000	6,848
5.750% due 01/15/2015		2,800	3,127
American Airlines Pass-Through Trust
5.250% due 07/31/2022		1,680	1,742
7.000% due 07/31/2019		1,116	1,105
10.375% due 01/02/2021		1,347	1,442
American Airlines, Inc.
7.500% due 03/15/2016 ^		9,400	8,930
American Tower Corp.
7.000% due 10/15/2017		700	815
AmeriGas Partners LP
6.500% due 05/20/2021		1,431	1,445
Anadarko Petroleum Corp.
5.950% due 09/15/2016		1,700	1,932
8.700% due 03/15/2019		1,100	1,441
Anglo American Capital PLC
9.375% due 04/08/2014		4,100	4,613
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		400	412
6.500% due 04/15/2040		700	685

Anheuser-Busch InBev Worldwide, Inc.
5.375% due 01/15/2020		5,100	6,091
ARAMARK Corp.
3.966% due 02/01/2015		25	25
8.500% due 02/01/2015		4,495	4,607
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	500	668
9.250% due 10/15/2020		1,100	1,408
Audatex North America, Inc.
6.750% due 06/15/2018		$2,200	2,326
AutoZone, Inc.
7.125% due 08/01/2018		2,000	2,484
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		14,501	15,081
Berry Plastics Corp.
4.343% due 09/15/2014		2,500	2,462
5.217% due 02/15/2015		12,000	12,045
8.250% due 11/15/2015		600	641
9.750% due 01/15/2021		3,500	3,824
Biomet, Inc.
10.000% due 10/15/2017		292	313
10.375% due 10/15/2017 (b)		2,900	3,114
11.625% due 10/15/2017		10,400	11,271
Boston Scientific Corp.
4.500% due 01/15/2015		3,400	3,625
6.000% due 01/15/2020		1,900	2,271
Braskem Finance Ltd.
5.375% due 05/02/2022		12,100	12,191
5.750% due 04/15/2021		5,300	5,472
7.000% due 05/07/2020		1,000	1,098
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,450	5,736
6.875% due 01/15/2020		3,350	3,643
Building Materials Corp. of America
6.750% due 05/01/2021		2,800	3,003
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		5,607	5,621
Caesars Entertainment Operating Co., Inc.
10.000% due 12/15/2018		9,400	6,474
Capella Healthcare, Inc.
9.250% due 07/01/2017		1,200	1,248
CCO Holdings LLC
7.000% due 01/15/2019		3,200	3,472
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,100	1,202
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		1,100	1,142
7.250% due 07/29/2019		1,400	1,656
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		6,800	6,834
7.750% due 05/15/2017		100	104
9.500% due 05/15/2016		1,100	1,207
Codelco, Inc.
7.500% due 01/15/2019		5,000	6,363
Community Health Systems, Inc.
8.875% due 07/15/2015		1,661	1,707
Concho Resources, Inc.
7.000% due 01/15/2021		500	538
CONSOL Energy, Inc.
8.000% due 04/01/2017		6,200	6,463
Conti-Gummi Finance BV
8.500% due 07/15/2015	EUR	5,200	7,239
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022		$3,236	3,390
5.983% due 10/19/2023		456	495
6.000% due 07/12/2020		1,055	1,058
7.250% due 05/10/2021		1,262	1,423
9.000% due 01/08/2018		2,654	3,039
Continental Airlines, Inc.
6.750% due 09/15/2015		1,500	1,549
Continental Resources, Inc.
7.125% due 04/01/2021		700	784
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022		6,500	6,711
9.250% due 06/30/2020		2,300	2,415
CPI International, Inc.
8.000% due 02/15/2018		850	770
Crown Americas LLC
7.625% due 05/15/2017		500	543
Crown Castle Towers LLC
6.113% due 01/15/2040		4,800	5,569
CSC Holdings LLC
7.625% due 07/15/2018		800	898
7.875% due 02/15/2018		4,250	4,792
8.500% due 04/15/2014		5,200	5,733
8.500% due 06/15/2015		550	576
8.625% due 02/15/2019		2,500	2,900

CSN Islands Corp.
6.875% due 09/21/2019		5,550	6,077
9.750% due 12/16/2013		1,500	1,654
10.000% due 01/15/2015		1,300	1,506
CSN Resources S.A.
6.500% due 07/21/2020		13,900	15,127
CVS Pass-Through Trust
5.789% due 01/10/2026		1,498	1,646
6.036% due 12/10/2028		771	872
7.507% due 01/10/2032		103	128
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020		458	487
6.200% due 01/02/2020		450	487
6.718% due 07/02/2024		650	707
7.750% due 06/17/2021		164	186
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015		6,400	6,512
9.500% due 12/11/2019		2,850	2,992
Deutsche Telekom International Finance BV
4.875% due 07/08/2014		700	745
Devon Energy Corp.
5.625% due 01/15/2014		800	856
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	400	626
Digicel Ltd.
8.250% due 09/01/2017		$2,500	2,569
DISH DBS Corp.
6.625% due 10/01/2014		1,812	1,952
7.000% due 10/01/2013		5,095	5,375
7.125% due 02/01/2016		4,800	5,292
7.750% due 05/31/2015		7,000	7,805
7.875% due 09/01/2019		500	579
DJO Finance LLC
7.750% due 04/15/2018		2,200	1,826
Dolphin Energy Ltd.
5.500% due 12/15/2021		1,000	1,119
Ecopetrol S.A.
7.625% due 07/23/2019		8,020	10,145
El Paso LLC
8.250% due 02/15/2016		2,400	2,644
Energy Transfer Partners LP
6.125% due 02/15/2017		200	225
8.500% due 04/15/2014		1,443	1,598
9.000% due 04/15/2019		4,667	5,840
9.700% due 03/15/2019		1,728	2,220
Enterprise Products Operating LLC
7.034% due 01/15/2068		600	643
8.375% due 08/01/2066		1,815	1,969
Exide Technologies
8.625% due 02/01/2018		500	397
FBG Finance Ltd.
5.125% due 06/15/2015		1,000	1,097
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		5,200	5,242
7.500% due 05/04/2020		4,000	4,160
Florida Gas Transmission Co. LLC
7.900% due 05/15/2019		18,200	23,078
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		8,700	8,765
8.250% due 11/01/2019		2,100	2,236
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		465	511
Georgia-Pacific LLC
8.250% due 05/01/2016		900	994
Gerdau Holdings, Inc.
7.000% due 01/20/2020		15,800	17,696
Gerdau Trade, Inc.
5.750% due 01/30/2021		11,500	11,977
Glencore Funding LLC
6.000% due 04/15/2014		600	631
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		3,250	3,103
Great Rolling Stock Co. PLC
6.875% due 07/27/2035	GBP	1,400	2,563
Grifols, Inc.
8.250% due 02/01/2018		$800	862
Grohe Holding GmbH
4.662% due 09/15/2017	EUR	900	1,079
GTL Trade Finance, Inc.
7.250% due 10/20/2017		$4,200	4,725
Hanesbrands, Inc.
4.113% due 12/15/2014		1,255	1,258
Hapag-Lloyd AG
9.000% due 10/15/2015	EUR	200	259

Harvest Operations Corp.
6.875% due 10/01/2017		$500	534
HCA, Inc.
6.500% due 02/15/2020		13,700	14,882
7.250% due 09/15/2020		750	829
7.875% due 02/15/2020		1,500	1,672
8.500% due 04/15/2019		7,300	8,212
9.875% due 02/15/2017		520	567
Health Management Associates, Inc.
6.125% due 04/15/2016		50	53
HeidelbergCement Finance BV
7.500% due 10/31/2014	EUR	3,600	5,011
8.000% due 01/31/2017		1,700	2,466
Hexion U.S. Finance Corp.
8.875% due 02/01/2018		$5,500	5,637
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		600	643
5.750% due 09/11/2019		700	796
7.625% due 04/09/2019		1,300	1,614
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		3,300	3,397
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	1,300	1,435
8.500% due 02/15/2016		$1,000	923
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		5,400	5,697
8.500% due 11/01/2019		1,400	1,554
Intelsat Luxembourg S.A.
11.500% due 02/04/2017 (b)		400	415
Jarden Corp.
6.125% due 11/15/2022		1,500	1,590
Kazakhstan Temir Zholy Finance BV
6.375% due 10/06/2020		1,900	2,099
KazMunayGas National Co.
6.375% due 04/09/2021		7,800	8,619
7.000% due 05/05/2020		6,900	7,866
8.375% due 07/02/2013		400	421
11.750% due 01/23/2015		12,100	14,459
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		200	222
5.950% due 02/15/2018		6,600	7,666
6.850% due 02/15/2020		10,000	12,032
Kraton Polymers LLC
6.750% due 03/01/2019		650	681
Longfor Properties Co. Ltd.
9.500% due 04/07/2016		2,900	3,059
Macy’s Retail Holdings, Inc.
7.450% due 07/15/2017		400	488
Marfrig Overseas Ltd.
9.500% due 05/04/2020		1,000	785
Masco Corp.
5.875% due 07/15/2012		2,000	2,002
Merck & Co., Inc.
6.000% due 09/15/2017		200	245
Meritor, Inc.
8.125% due 09/15/2015		2,500	2,647
MGM Resorts International
10.375% due 05/15/2014		700	793
11.125% due 11/15/2017		1,000	1,128
Michael Foods Group, Inc.
9.750% due 07/15/2018		5,300	5,843
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		4,500	4,664
Multiplan, Inc.
9.875% due 09/01/2018		1,300	1,430
Mylan, Inc.
6.000% due 11/15/2018		300	317
7.625% due 07/15/2017		200	221
7.875% due 07/15/2020		1,800	2,027
Nakilat, Inc.
6.067% due 12/31/2033		3,700	4,153
Newfield Exploration Co.
6.875% due 02/01/2020		3,000	3,210
7.125% due 05/15/2018		3,100	3,298
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013		600	606
Noble Group Ltd.
4.875% due 08/05/2015		2,000	2,020
6.625% due 08/05/2020		1,900	1,833
6.750% due 01/29/2020		5,545	5,379
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		616	587
Novelis, Inc.
8.375% due 12/15/2017		5,600	6,020
8.750% due 12/15/2020		2,300	2,490

NXP BV
3.507% due 10/15/2013	EUR	634	799
OGX Austria GmbH
8.375% due 04/01/2022		$7,000	6,055
OI European Group BV
6.750% due 09/15/2020	EUR	1,000	1,345
6.875% due 03/31/2017		50	66
Oshkosh Corp.
8.250% due 03/01/2017		$200	220
8.500% due 03/01/2020		100	112
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		4,560	4,868
9.625% due 07/15/2017	EUR	451	612
Peabody Energy Corp.
6.500% due 09/15/2020		$1,500	1,526
Pearson Dollar Finance PLC
5.500% due 05/06/2013		700	725
6.250% due 05/06/2018		1,000	1,176
Pemex Project Funding Master Trust
1.067% due 12/03/2012		7,000	6,986
5.500% due 02/24/2025	EUR	1,200	1,601
5.750% due 03/01/2018		$3,000	3,405
6.625% due 06/15/2035		500	598
6.625% due 06/15/2038		300	359
Pernod-Ricard S.A.
7.000% due 01/15/2015	EUR	5,700	8,093
Petrobras International Finance Co.
5.375% due 01/27/2021		$23,800	25,788
5.750% due 01/20/2020		9,300	10,226
5.875% due 03/01/2018		4,600	5,124
7.750% due 09/15/2014		3,600	4,023
7.875% due 03/15/2019		7,130	8,713
8.375% due 12/10/2018		600	752
Petrohawk Energy Corp.
7.250% due 08/15/2018		11,600	13,067
Petroleos de Venezuela S.A.
4.900% due 10/28/2014		600	518
5.000% due 10/28/2015		2,800	2,216
5.250% due 04/12/2017		5,800	4,176
5.375% due 04/12/2027		4,900	2,805
5.500% due 04/12/2037		3,200	1,824
8.500% due 11/02/2017		3,100	2,526
Petroleum Co. of Trinidad & Tobago Ltd.
6.000% due 05/08/2022		167	174
9.750% due 08/14/2019		3,200	3,957
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		200	185
Plains Exploration & Production Co.
6.625% due 05/01/2021		600	609
Pride International, Inc.
6.875% due 08/15/2020		500	615
8.500% due 06/15/2019		15,700	20,314
Quebecor Media, Inc.
7.750% due 03/15/2016		12,324	12,694
Quicksilver Resources, Inc.
11.750% due 01/01/2016		4,100	4,013
Radiation Therapy Services, Inc.
9.875% due 04/15/2017		5,100	4,016
Rain CII Carbon LLC
8.000% due 12/01/2018		700	711
RBS Global, Inc.
8.500% due 05/01/2018		1,200	1,308
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		5,000	4,710
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,500	1,567
7.125% due 04/15/2019		3,000	3,157
7.750% due 10/15/2016		6,700	7,085
7.875% due 08/15/2019		3,000	3,262
8.500% due 05/15/2018		1,100	1,084
8.500% due 02/15/2021		2,450	2,340
Rhodia S.A.
6.875% due 09/15/2020		2,000	2,210
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		400	457
Rockies Express Pipeline LLC
5.625% due 04/15/2020		1,500	1,373
6.250% due 07/15/2013		3,170	3,273
Rohm and Haas Co.
6.000% due 09/15/2017		3,000	3,498
RZD Capital Ltd.
5.739% due 04/03/2017		11,800	12,625
SABIC Capital BV
3.000% due 11/02/2015		4,600	4,728
SandRidge Energy, Inc.
4.086% due 04/01/2014		4,775	4,732

7.500% due 03/15/2021		2,700	2,680
8.000% due 06/01/2018		1,500	1,526
8.125% due 10/15/2022		3,000	3,034
8.750% due 01/15/2020		100	105
Scientific Games International, Inc.
9.250% due 06/15/2019		700	770
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,900	1,923
Sinopec Group Overseas Development Ltd.
3.900% due 05/17/2022		11,100	11,608
Smurfit Kappa Acquisitions
7.750% due 11/15/2019	EUR	3,200	4,363
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		$2,300	2,334
Spectrum Brands, Inc.
9.500% due 06/15/2018		800	908
Spirit Issuer PLC
6.582% due 12/28/2027	GBP	1,000	1,276
Star Energy Geothermal Wayang Windu Ltd.
11.500% due 02/12/2015		$2,100	2,294
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,300	3,341
7.625% due 03/15/2020		100	108
7.750% due 04/15/2016		2,000	2,070
STHI Holding Corp.
8.000% due 03/15/2018		1,000	1,063
Teck Resources Ltd.
3.850% due 08/15/2017		2,300	2,445
10.250% due 05/15/2016		2,750	3,072
10.750% due 05/15/2019		500	602
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013		10,000	9,802
6.221% due 07/03/2017		2,900	2,726
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	700	884
6.625% due 02/15/2021		1,000	1,259
Tenet Healthcare Corp.
10.000% due 05/01/2018		$1,700	1,955
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		715	748
Toll Brothers Finance Corp.
5.150% due 05/15/2015		400	423
Tomkins LLC
9.000% due 10/01/2018		5,040	5,632
TransDigm, Inc.
7.750% due 12/15/2018		1,000	1,103
Transocean, Inc.
4.950% due 11/15/2015		1,500	1,617
7.375% due 04/15/2018		4,000	4,709
Trinidad Drilling Ltd.
7.875% due 01/15/2019		300	320
UAL Pass-Through Trust
9.750% due 07/15/2018		2,171	2,469
10.400% due 05/01/2018		2,949	3,365
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	3,300	4,489
Univision Communications, Inc.
8.500% due 05/15/2021		$6,450	6,531
UPC Holding BV
8.375% due 08/15/2020	EUR	4,000	5,264
UPCB Finance Ltd.
6.375% due 07/01/2020		2,600	3,249
7.250% due 11/15/2021		$1,000	1,050
7.625% due 01/15/2020	EUR	3,000	4,005
UR Merger Sub Corp.
8.250% due 02/01/2021		$5,400	5,778
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016		3,300	3,366
9.500% due 01/21/2020		1,900	2,005
Usiminas Commercial Ltd.
7.250% due 01/18/2018		1,150	1,213
Vale Overseas Ltd.
4.625% due 09/15/2020		3,200	3,366
5.625% due 09/15/2019		15,000	16,713
6.875% due 11/21/2036		100	117
Valeant Pharmaceuticals International
6.500% due 07/15/2016		2,900	3,045
6.750% due 08/15/2021		8,500	8,372
6.875% due 12/01/2018		3,200	3,324
7.000% due 10/01/2020		900	914
Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		6,700	6,884
Volkswagen International Finance NV
4.000% due 08/12/2020		200	218
Warner Chilcott Co. LLC
7.750% due 09/15/2018		500	539

Windstream Corp.
7.875% due 11/01/2017		2,300	2,518
8.125% due 08/01/2013		2,400	2,541
WMG Acquisition Corp.
9.500% due 06/15/2016		5,425	5,940
Wynn Las Vegas LLC
7.750% due 08/15/2020		10,400	11,570
Yanlord Land Group Ltd.
10.625% due 03/29/2018		2,700	2,524
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	11,100	15,311

			1,051,410

UTILITIES 9.5%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		$6,950	7,228
AES Corp.
8.000% due 10/15/2017		50	57
8.000% due 06/01/2020		4,400	5,071
AES Panama S.A.
6.350% due 12/21/2016		3,300	3,580
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		18,200	19,251
7.700% due 08/07/2013		100	106
8.700% due 08/07/2018		6,500	8,127
AT&T, Inc.
4.850% due 02/15/2014		6,772	7,217
Baltimore Gas & Electric Co.
6.125% due 07/01/2013		500	527
BP Capital Markets PLC
3.625% due 05/08/2014		110	115
4.750% due 03/10/2019		220	249
British Telecommunications PLC
8.500% due 12/07/2016	GBP	1,400	2,700
Calpine Corp.
7.250% due 10/15/2017		$2,600	2,808
7.875% due 07/31/2020		1,100	1,218
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		7,200	8,416
7.750% due 11/30/2015		800	935
CMS Energy Corp.
1.417% due 01/15/2013		4,400	4,411
5.050% due 02/15/2018		100	107
Colbun S.A.
6.000% due 01/21/2020		500	540
Consolidated Edison Co. of New York, Inc.
5.550% due 04/01/2014		4,800	5,194
Duke Energy Corp.
5.050% due 09/15/2019		300	351
E.CL S.A.
5.625% due 01/15/2021		2,500	2,725
Energy Future Holdings Corp.
10.000% due 01/15/2020		7,000	7,507
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		1,000	1,093
Entergy Corp.
3.625% due 09/15/2015		900	926
5.125% due 09/15/2020		400	416
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		245	236
Frontier Communications Corp.
7.875% due 04/15/2015		465	514
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		900	936
5.092% due 11/29/2015		6,500	6,874
6.212% due 11/22/2016		6,200	6,758
6.510% due 03/07/2022		3,800	4,232
7.288% due 08/16/2037		2,000	2,280
8.146% due 04/11/2018		14,070	16,824
9.250% due 04/23/2019		23,650	29,617
Indo Energy Finance BV
7.000% due 05/07/2018		1,800	1,778
Intergas Finance BV
6.375% due 05/14/2017		4,000	4,362
Israel Electric Corp. Ltd.
7.250% due 01/15/2019		1,400	1,434
9.375% due 01/28/2020		1,000	1,138
Kinder Morgan Finance Co. LLC
6.000% due 01/15/2018		3,200	3,344
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,644
Koninklijke KPN NV
5.750% due 03/18/2016	GBP	1,600	2,777
Korea Electric Power Corp.
3.000% due 10/05/2015		$400	410

Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	1,500	1,537
6.250% due 06/17/2014	800	862
Linn Energy LLC
7.750% due 02/01/2021	1,300	1,365
Majapahit Holding BV
7.250% due 06/28/2017	100	115
7.750% due 10/17/2016	200	229
7.750% due 01/20/2020	4,200	5,030
National Grid PLC
6.300% due 08/01/2016	700	809
NGPL PipeCo LLC
7.119% due 12/15/2017	3,400	3,417
9.625% due 06/01/2019	7,100	7,632
NRG Energy, Inc.
7.375% due 01/15/2017	4,300	4,483
8.250% due 09/01/2020	2,100	2,184
NV Energy, Inc.
6.250% due 11/15/2020	2,800	3,142
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	3,332	3,507
Penn Virginia Corp.
10.375% due 06/15/2016	1,500	1,448
Pennsylvania Electric Co.
5.200% due 04/01/2020	400	452
Petroleos Mexicanos
5.500% due 01/21/2021	9,400	10,669
5.500% due 06/27/2044	7,700	7,892
6.000% due 03/05/2020	5,000	5,807
8.000% due 05/03/2019	11,700	14,917
PG&E Corp.
5.750% due 04/01/2014	4,800	5,167
Progress Energy, Inc.
6.050% due 03/15/2014	4,800	5,199
PSEG Power LLC
5.320% due 09/15/2016	2,557	2,887
Puget Energy, Inc.
6.500% due 12/15/2020	2,000	2,182
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,500	1,563
4.750% due 02/16/2021	3,700	3,950
5.000% due 10/19/2025	4,500	4,826
Qwest Corp.
3.718% due 06/15/2013	600	601
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	2,500	2,525
5.298% due 09/30/2020	210	231
5.500% due 09/30/2014	6,500	7,028
5.832% due 09/30/2016	178	191
6.750% due 09/30/2019	250	301
Sierra Pacific Power Co.
6.000% due 05/15/2016	200	233
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018	8,425	9,225
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,269
6.625% due 03/20/2017	7,500	8,185
7.250% due 02/02/2020	6,200	6,994
7.500% due 03/13/2013	7,500	7,800
7.500% due 07/18/2016	5,300	5,916
7.875% due 03/13/2018	3,800	4,365
Verizon Communications, Inc.
5.550% due 02/15/2016	800	919
8.750% due 11/01/2018	1,500	2,066
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016	3,200	3,198
7.748% due 02/02/2021	200	194
9.125% due 04/30/2018	3,600	3,844
Vodafone Group PLC
5.450% due 06/10/2019	3,400	4,088

		351,477

Total Corporate Bonds & Notes (Cost $2,280,128)		2,305,717

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	1,400	1,918
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	100	124
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	200	260
7.950% due 03/01/2036	100	118

Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	100	73
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	100	125
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	123
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	200	227
6.603% due 07/01/2050	100	144
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	100	139
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2003
6.590% due 11/01/2013	780	786
7.490% due 11/01/2018	1,435	1,457
7.740% due 11/01/2021	1,885	1,913
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040	700	738
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	78
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	11,100	11,100

		19,464

ILLINOIS 0.0%
Illinois State General Obligation Notes, Series 2010
4.421% due 01/01/2015	900	948

INDIANA 0.0%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	100	133

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	200	253
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	10,200	12,078
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	125
5.882% due 06/15/2044	100	131
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	1,300	1,579
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	100	122

		14,288

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	300	230
6.500% due 06/01/2047	200	169

		399

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	100	131

TEXAS 0.0%
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	100	134

WEST VIRGINIA 0.2%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	6,575	4,957

Total Municipal Bonds & Notes (Cost $37,445)		40,454

U.S. GOVERNMENT AGENCIES 9.1%
Fannie Mae
0.445% due 10/27/2037	200	199
0.595% due 09/25/2042	23	23
0.625% due 10/30/2014 (i)	15,000	15,075
1.250% due 03/14/2014	13,300	13,508
2.610% due 02/01/2035	106	113
4.000% due 02/01/2041 - 08/01/2042	51,797	55,109
5.019% due 05/01/2035	256	275
5.500% due 04/01/2034 - 08/01/2042	210,893	230,061
6.000% due 04/25/2043	15	17
Freddie Mac
0.625% due 12/29/2014 (i)	20,000	20,089
5.000% due 04/15/2018 - 02/15/2020	138	140

Ginnie Mae
0.543% due 12/16/2026	129	130

Total U.S. Government Agencies (Cost $334,504)		334,739

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
2.000% due 11/15/2021 (i)	5,700	5,915

Total U.S. Treasury Obligations (Cost $5,752)		5,915

MORTGAGE-BACKED SECURITIES 3.7%
Adjustable Rate Mortgage Trust
3.153% due 08/25/2035	1,753	1,456
4.583% due 11/25/2035	510	359
5.314% due 10/25/2035	2,584	2,248
American General Mortgage Loan Trust
5.150% due 03/25/2058	484	495
American Home Mortgage Assets LLC
0.455% due 10/25/2046	304	143
American Home Mortgage Investment Trust
0.485% due 05/25/2047 ^	276	20
2.237% due 09/25/2045	86	69
Banc of America Funding Corp.
0.745% due 07/26/2036	558	537
2.794% due 09/20/2035	332	224
2.929% due 06/25/2034	196	197
5.461% due 05/20/2036	1,400	1,210
5.888% due 04/25/2037	578	497
Banc of America Mortgage Securities, Inc.
2.878% due 11/20/2046	2,694	1,919
2.998% due 07/25/2033	82	75
3.000% due 02/25/2036	35	26
3.058% due 07/25/2033	1,206	1,193
5.500% due 12/25/2020	141	142
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.916% due 02/10/2051	100	116
Bear Stearns Adjustable Rate Mortgage Trust
2.658% due 08/25/2033	271	272
2.729% due 01/25/2035	30	24
2.736% due 04/25/2034	2,443	2,264
3.123% due 05/25/2047	342	227
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	1,604	1,319
2.828% due 11/25/2036	141	76
2.955% due 03/25/2036 ^	179	90
Bear Stearns Commercial Mortgage Securities
5.298% due 10/12/2042	1,000	1,117
5.713% due 04/12/2038	500	568
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	1,498	840
2.846% due 01/26/2036	579	344
CC Mortgage Funding Corp.
0.375% due 05/25/2048	2,676	1,737
CDC Commercial Mortgage Trust
6.005% due 05/15/2035	900	901
Chase Mortgage Finance Corp.
2.989% due 02/25/2037	1,022	962
5.500% due 12/25/2022	2,148	2,158
5.817% due 09/25/2036	4,023	3,495
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037	637	334
2.644% due 08/25/2035	915	446
2.843% due 12/25/2035 ^	268	131
2.893% due 03/25/2034	14	12
5.019% due 09/25/2037 ^	648	412
5.328% due 08/25/2035	8,887	8,536
Commercial Mortgage Pass-Through Certificates
5.116% due 06/10/2044	700	775
Countrywide Alternative Loan Trust
0.405% due 02/25/2047	302	183
0.439% due 12/20/2046	929	503
0.454% due 07/20/2046	317	118
0.475% due 08/25/2046	468	56
0.524% due 09/20/2046	600	50
0.574% due 11/20/2035	176	102
0.754% due 11/20/2035	479	78
1.147% due 12/25/2035	156	89
5.500% due 03/25/2036	175	102
5.517% due 11/25/2035 ^	327	200
6.000% due 02/25/2037	4,443	2,879
Countrywide Home Loan Mortgage Pass-Through Trust
2.926% due 04/25/2035	133	81
5.129% due 10/20/2035	367	273
5.240% due 05/20/2036	498	323
5.259% due 02/20/2036	463	333
5.500% due 11/25/2035	327	295
6.000% due 01/25/2037	12,420	10,539

Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		21	16
2.459% due 06/25/2033		372	352
Credit Suisse Mortgage Capital Certificates
5.863% due 02/25/2037		438	243
Deutsche ALT-A Securities, Inc.
5.869% due 10/25/2036 ^		385	224
5.886% due 10/25/2036 ^		385	225
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		967	961
Downey Savings & Loan Association Mortgage Loan Trust
0.553% due 10/19/2036 ^		684	9
First Horizon Asset Securities, Inc.
5.415% due 02/25/2036		780	723
5.750% due 05/25/2037		600	477
Granite Master Issuer PLC
0.344% due 12/20/2054		3,355	3,229
0.581% due 12/20/2054	EUR	2,950	3,595
0.741% due 12/20/2054	GBP	479	718
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$1	1
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	540
GS Mortgage Securities Corp.
5.396% due 08/10/2038		500	536
GSR Mortgage Loan Trust
2.626% due 11/25/2035		165	147
2.655% due 09/25/2035		1,634	1,579
2.705% due 01/25/2036		123	97
6.000% due 02/25/2036		2,411	2,101
Harborview Mortgage Loan Trust
0.373% due 04/19/2038		1,581	989
0.433% due 01/19/2038		52	32
0.584% due 06/20/2035		1,785	1,411
Homebanc Mortgage Trust
0.425% due 12/25/2036		329	217
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035		30	20
3.006% due 06/25/2035		284	219
4.821% due 09/25/2035		301	225
JPMorgan Chase Commercial Mortgage Securities Corp.
5.362% due 12/15/2044		800	897
JPMorgan Mortgage Trust
2.880% due 07/25/2035		1,581	1,520
5.314% due 07/25/2035		550	545
5.477% due 06/25/2037		1,662	1,448
6.500% due 09/25/2035		836	829
JPMorgan Re-REMIC
0.745% due 03/26/2037		1,037	933
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,468	2,767
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046		1,079	590
Mellon Residential Funding Corp.
0.682% due 12/15/2030		116	110
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037		492	185
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		74	54
5.147% due 12/25/2035		1,050	944
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		2,163	2,231
5.809% due 12/12/2049		200	233
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		30	25
3.205% due 07/25/2035		862	777
6.000% due 10/25/2037 ^		1,619	1,053
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035		125	123
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035		4,075	2,840
RBSSP Resecuritization Trust
0.565% due 03/26/2037		1,141	1,041
0.745% due 03/26/2036		466	450
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		50	17
1.507% due 09/25/2045		947	514
6.000% due 06/25/2036		1,010	667
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		1,158	810
Sequoia Mortgage Trust
0.594% due 07/20/2033		376	334
Structured Adjustable Rate Mortgage Loan Trust
2.729% due 09/25/2035		2,165	1,697
2.750% due 01/25/2035		1,093	900

Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		1,771	966
0.495% due 09/25/2047		470	77
0.903% due 10/19/2034		469	418
0.943% due 03/19/2034		63	57
Structured Asset Securities Corp.
2.712% due 06/25/2033		476	444
2.797% due 10/28/2035		218	173
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036		473	103
Wachovia Bank Commercial Mortgage Trust
5.275% due 11/15/2048		64	64
5.922% due 05/15/2043		800	913
5.922% due 06/15/2049		2,646	2,726
WaMu Mortgage Pass-Through Certificates
0.525% due 11/25/2045		1,661	1,209
0.555% due 01/25/2045		139	116
0.565% due 08/25/2045		915	752
0.858% due 02/25/2047		422	255
0.898% due 01/25/2047		1,129	754
0.928% due 05/25/2047		676	440
0.968% due 12/25/2046		628	452
1.038% due 10/25/2046		2,466	1,554
1.147% due 02/25/2046		2,491	1,930
1.347% due 11/25/2042		279	241
2.546% due 09/25/2033		473	478
2.655% due 12/25/2036		4,076	2,813
2.713% due 02/25/2037		440	323
Wells Fargo Mortgage-Backed Securities Trust
2.508% due 09/25/2033		621	622
2.615% due 04/25/2036		2,357	1,867
2.619% due 07/25/2036 ^		3,876	2,924
2.622% due 03/25/2036		1,979	1,737
2.623% due 05/25/2036 ^		228	174
2.627% due 06/25/2035		3,461	3,491
2.629% due 07/25/2036		124	92
2.666% due 04/25/2036		7,150	5,792
6.000% due 04/25/2037		3,128	2,810
6.019% due 11/25/2037 ^		3,195	2,627

Total Mortgage-Backed Securities (Cost $147,710)			136,984

ASSET-BACKED SECURITIES 1.2%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		613	613
7.001% due 09/20/2022		5,950	5,827
Ameriquest Mortgage Securities, Inc.
0.715% due 01/25/2035		325	318
Asset-Backed Securities Corp. Home Equity
1.892% due 03/15/2032		1,231	993
Atrium CDO Corp.
0.896% due 06/27/2015		925	915
Avoca CLO BV
1.433% due 09/15/2021	EUR	6,607	7,911
Bear Stearns Asset-Backed Securities Trust
0.795% due 10/25/2034		$424	420
Carrington Mortgage Loan Trust
0.485% due 10/25/2036		1,000	331
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036		54	53
0.305% due 07/25/2045		931	607
0.355% due 08/25/2036		138	132
Countrywide Asset-Backed Certificates
0.425% due 09/25/2036		371	340
0.495% due 04/25/2036		3,006	2,751
0.505% due 05/25/2036		1,596	1,535
4.740% due 10/25/2035		1,912	1,835
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		100	36
CSAB Mortgage-Backed Trust
5.720% due 09/25/2036		469	322
First Franklin Mortgage Loan Asset-Backed Certificates
0.355% due 11/25/2036		372	363
GSAMP Trust
0.315% due 12/25/2036		105	64
0.615% due 03/25/2047		4,500	1,482
HSBC Asset Loan Obligation
0.305% due 12/25/2036		101	38
Long Beach Mortgage Loan Trust
0.575% due 01/25/2046		35	15
0.805% due 10/25/2034		288	237
MASTR Asset-Backed Securities Trust
0.295% due 01/25/2037		507	103
Morgan Stanley Dean Witter Capital
1.595% due 02/25/2033		1,777	1,446

Moselle CLO S.A.
1.018% due 01/06/2020	EUR	2,399	2,913
RAAC Series
0.645% due 06/25/2047		$600	324
SACO, Inc.
0.745% due 12/25/2035		882	526
SLC Student Loan Trust
4.750% due 06/15/2033		1,498	1,439
SLM Student Loan Trust
1.642% due 08/15/2025		3,234	3,260
1.966% due 04/25/2023		1,216	1,257
3.492% due 05/16/2044		1,811	1,879
3.500% due 08/17/2043		2,010	1,978
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034		17	13
Structured Asset Securities Corp.
0.325% due 01/25/2037		38	38
Venture CDO Ltd.
0.696% due 01/20/2022		2,000	1,885
Wind River CLO Ltd.
0.798% due 12/19/2016		1,153	1,124

Total Asset-Backed Securities (Cost $48,520)			45,323

SOVEREIGN ISSUES 11.1%
Australia Government CPI Linked Bond
3.000% due 09/20/2025	AUD	6,100	8,627
4.000% due 08/20/2020		34,300	67,713
Bahrain Government International Bond
5.500% due 03/31/2020		$1,300	1,302
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	791
6.369% due 06/16/2018		$12,100	14,248
6.500% due 06/10/2019		1,800	2,155
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	8,120	10,569
Brazil Government International Bond
7.875% due 03/07/2015		$5,000	5,857
8.875% due 04/15/2024		200	310
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2024 (e)	BRL	3,600	4,364
10.000% due 01/01/2013		561	282
10.000% due 01/01/2014		1,910	977
10.000% due 01/01/2017		11,593	5,927
10.000% due 01/01/2021		5,521	2,762
Canada Housing Trust
3.800% due 06/15/2021	CAD	23,400	26,036
Colombia Government International Bond
6.125% due 01/18/2041		$600	783
Indonesia Government International Bond
3.750% due 04/25/2022		1,800	1,804
4.875% due 05/05/2021		5,800	6,344
6.875% due 03/09/2017		4,300	5,020
6.875% due 01/17/2018		2,800	3,321
7.500% due 01/15/2016		5,000	5,794
9.500% due 07/15/2031	IDR	41,000,000	5,540
10.000% due 02/15/2028		21,000,000	2,910
10.500% due 08/15/2030		29,000,000	4,225
11.625% due 03/04/2019		$5,200	7,696
Jordan Government International Bond
3.875% due 11/12/2015		250	242
Korea Development Bank
5.300% due 01/17/2013		1,150	1,178
Korea Housing Finance Corp.
4.125% due 12/15/2015		800	850
Mexico Government International Bond
5.750% due 10/12/2110		100	114
8.300% due 08/15/2031		100	156
Panama Government International Bond
7.250% due 03/15/2015		6,250	7,156
Peru Government International Bond
7.350% due 07/21/2025		450	634
8.375% due 05/03/2016		12,000	14,880
8.750% due 11/21/2033		139	229
Philippines Government International Bond
8.250% due 01/15/2014		200	219
8.875% due 03/17/2015		107	126
9.000% due 02/15/2013		200	210
Qatar Government International Bond
4.000% due 01/20/2015		17,200	18,163
5.250% due 01/20/2020		600	695
6.550% due 04/09/2019		1,000	1,235
Republic of Korea
4.875% due 09/22/2014		200	216
Russia Government International Bond
4.500% due 04/04/2022		11,000	11,551
7.500% due 03/31/2030		26,344	31,694

South Africa Government International Bond
5.250% due 05/16/2013	EUR	2,870	3,757
6.875% due 05/27/2019		$2,170	2,675
8.000% due 12/21/2018	ZAR	202,600	26,246
8.250% due 09/15/2017		234,400	30,770
Turkey Government International Bond
5.625% due 03/30/2021		$13,400	14,690
6.750% due 04/03/2018		2,700	3,078
6.750% due 05/30/2040		200	234
6.875% due 03/17/2036		1,600	1,884
7.000% due 03/11/2019		800	933
7.000% due 06/05/2020		5,100	5,992
7.250% due 03/05/2038		1,700	2,095
Uruguay Government International Bond
8.000% due 11/18/2022		5,631	7,954
Venezuela Government International Bond
7.750% due 10/13/2019		900	695
8.250% due 10/13/2024		8,500	6,184
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		7,500	7,780
5.450% due 11/22/2017		1,900	1,971
6.800% due 11/22/2025		4,700	4,940
6.902% due 07/09/2020		2,900	3,149

Total Sovereign Issues (Cost $396,743)			409,932

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Tropicana Las Vegas Hotel and Casino		50,000	138

FINANCIALS 0.0%
Hipotecaria Su Casita S.A. de C.V. (c)		345,787	0

Total Common Stocks (Cost $6,936)			138

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
7.000% due 07/30/2012 (f)		1,500	1,336

Total Preferred Securities (Cost $1,412)			1,336

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.8%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
1.965% due 02/15/2013		$4,600	4,598

REPURCHASE AGREEMENTS 0.5%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		15,900	15,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $16,199. Repurchase proceeds are $15,900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,193	2,193
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,238. Repurchase proceeds are $2,193.)

			18,093

U.S. TREASURY BILLS 0.2%
0.166% due 10/11/2012 - 06/27/2013 (d)(h)(i)		7,129	7,119

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 11.0%
PIMCO Short-Term Floating NAV Portfolio	40,432,604	405,135

Total Short-Term Instruments (Cost $434,914)		434,945

PURCHASED OPTIONS (k) 0.0%
(Cost $388)		20

Total Investments 104.6% (Cost $3,841,831)		$3,860,451
Written Options (l) (0.1%) (Premiums $4,835)		(4,719)
Other Assets and Liabilities (Net) (4.5%)		(165,333)

Net Assets 100.0%		$3,690,399

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $5,971 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $37,448 and cash of $20,461 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-17 5-Year Index	5.000%	12/20/2016	$162,720	$(3,644)	$8,967
CDX.IG-16 5-Year Index	1.000%	06/20/2016	141,100	244	22

				$(3,400)	$8,989

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$662,700	$(12,615)	$(5,550)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017	795,900	(21,262)	(11,884)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	775,600	(35,102)	(28,962)

					$(68,979)	$(46,396)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	DUB	(1.320%	)	09/20/2018	0.825%	$2,000	$(60)	$0	$(60)
Embarq Corp.	GST	(1.000%	)	06/20/2016	1.279%	2,700	28	(19)	47
Embarq Corp.	JPM	(1.550%	)	06/20/2016	1.307%	3,000	(30)	0	(30)
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	09/20/2017	1.500%	400	10	32	(22)
Masco Corp.	BPS	(1.000%	)	09/20/2012	0.651%	2,000	(2)	26	(28)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.627%	1,000	(22)	(25)	3
Rohm & Haas Co.	FBF	(1.850%	)	09/20/2017	0.562%	3,000	(199)	0	(199)

							$(275)	$14	$(289)

Credit Default Swaps on Corporate, Sovereign and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	GST	1.000%	03/20/2018	3.658%	$1,900	$(251)	$(112)	$(139)
Alcoa, Inc.	JPM	1.000%	03/20/2018	3.658%	1,100	(145)	(62)	(83)
American International Group, Inc.	DUB	5.000%	09/20/2013	0.940%	1,000	51	(130)	181
American International Group, Inc.	UAG	5.000%	09/20/2014	1.494%	1,100	86	(154)	240
Amgen, Inc.	GST	1.000%	09/20/2014	0.373%	9,200	132	197	(65)
Anadarko Petroleum Corp.	GST	1.000%	06/20/2017	2.085%	2,300	(114)	(74)	(40)
ARAMARK Corp.	CBK	5.000%	03/20/2014	1.116%	2,400	164	(65)	229
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.489%	2,200	9	0	9
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2014	0.862%	2,000	7	(117)	124
Berkshire Hathaway Finance Corp.	GST	1.000%	09/20/2015	1.057%	1,000	(2)	(30)	28
BMW U.S. Capital LLC	BRC	1.000%	09/20/2015	0.922%	2,000	6	4	2
Brazil Government International Bond	BOA	2.900%	05/20/2014	0.919%	5,200	212	0	212
Brazil Government International Bond	BOA	2.920%	05/20/2014	0.919%	2,500	103	0	103
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%	4,300	(99)	(69)	(30)

Brazil Government International Bond	BRC	2.370%	05/20/2014	0.919%		3,400	102	0	102
Brazil Government International Bond	BRC	1.980%	09/20/2014	0.986%		6,700	186	0	186
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%		2,000	(46)	(49)	3
Brazil Government International Bond	CBK	1.920%	09/20/2014	0.986%		6,700	176	0	176
Brazil Government International Bond	CBK	1.000%	06/20/2017	1.492%		1,000	(23)	(14)	(9)
Brazil Government International Bond	CBK	1.000%	09/20/2017	1.532%		2,500	(65)	(63)	(2)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%		2,500	(57)	(87)	30
Brazil Government International Bond	GST	1.000%	06/20/2017	1.492%		5,650	(130)	(135)	5
Brazil Government International Bond	HUS	1.000%	09/20/2016	1.345%		7,000	(97)	(244)	147
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%		3,900	(90)	(102)	12
Brazil Government International Bond	HUS	1.000%	09/20/2017	1.532%		2,500	(65)	(68)	3
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%		32,000	(233)	(300)	67
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		2,500	(58)	(38)	(20)
Brazil Government International Bond	MYC	1.850%	09/20/2014	0.986%		6,700	164	0	164
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.492%		3,400	(79)	(111)	32
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		11,800	30	23	7
Brazil Government International Bond	UAG	2.250%	05/20/2014	0.919%		3,600	100	0	100
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.492%		6,775	(157)	(129)	(28)
Brazil Government International Bond	UAG	1.000%	09/20/2017	1.532%		5,256	(137)	(156)	19
California State General Obligation Bonds, Series 2003	CBK	3.050%	12/20/2020	2.098%		6,000	388	0	388
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.110%		1,800	68	0	68
China Government International Bond	BOA	1.000%	09/20/2016	0.955%		2,900	6	15	(9)
China Government International Bond	BPS	1.000%	09/20/2015	0.750%		1,000	8	9	(1)
China Government International Bond	BRC	1.000%	09/20/2015	0.750%		2,000	17	19	(2)
China Government International Bond	BRC	1.000%	09/20/2016	0.955%		7,000	15	36	(21)
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		2,500	9	10	(1)
China Government International Bond	CBK	1.000%	09/20/2015	0.750%		500	5	5	0
China Government International Bond	CBK	1.000%	09/20/2016	0.955%		8,100	18	42	(24)
China Government International Bond	FBF	1.000%	09/20/2016	0.955%		1,000	2	5	(3)
China Government International Bond	GST	1.000%	12/20/2012	0.293%		5,000	19	23	(4)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		5,000	19	18	1
China Government International Bond	HUS	1.000%	09/20/2015	0.750%		400	4	4	0
China Government International Bond	MYC	1.000%	09/20/2015	0.750%		1,100	9	9	0
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		5,000	11	25	(14)
China Government International Bond	RYL	1.000%	09/20/2015	0.750%		2,600	22	24	(2)
China Government International Bond	UAG	1.000%	03/20/2013	0.293%		6,400	36	29	7
Colombia Government International Bond	CBK	1.000%	03/20/2016	1.139%		1,400	(7)	(10)	3
Comcast Corp.	GST	1.000%	06/20/2021	1.361%		9,900	(282)	(317)	35
Community Health Systems, Inc.	GST	5.000%	09/20/2012	1.195%		4,200	44	(273)	317
Connecticut State General Obligation Notes, Series 2007	GST	1.600%	03/20/2021	1.650%		10,000	(29)	0	(29)
Continental AG	BRC	5.000%	12/20/2013	1.584%	EUR	1,300	85	61	24
Continental AG	UAG	5.000%	12/20/2013	1.584%		2,400	156	122	34
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.993%		$1,200	(195)	(141)	(54)
Egypt Government International Bond	HUS	1.000%	03/20/2016	5.993%		200	(32)	(24)	(8)
El Paso Corp.	BOA	5.000%	09/20/2014	0.921%		400	37	(30)	67
El Paso Corp.	FBF	5.000%	09/20/2014	0.921%		4,600	422	(346)	768
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%		1,000	(2)	(1)	(1)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		1,000	(2)	(9)	7
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		2,000	(3)	(10)	7
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(4)	(8)	4
France Government Bond	DUB	0.250%	09/20/2015	1.278%		300	(10)	(11)	1
France Government Bond	DUB	0.250%	03/20/2016	1.447%		4,200	(181)	(149)	(32)
France Government Bond	GST	0.250%	03/20/2016	1.447%		8,200	(353)	(274)	(79)
France Government Bond	JPM	0.250%	09/20/2015	1.278%		100	(4)	(4)	0
France Government Bond	MYC	0.250%	09/20/2016	1.576%		1,100	(59)	(52)	(7)
Frontier Communications Corp.	BPS	5.000%	06/20/2019	7.114%		3,775	(389)	(444)	55
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		6,200	4	(63)	67
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		6,200	5	(66)	71
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		5,900	5	(62)	67
General Electric Capital Corp.	CBK	3.950%	03/20/2017	1.629%		14,525	1,524	0	1,524
General Electric Capital Corp.	DUB	3.730%	12/20/2013	0.874%		5,000	217	0	217
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	6.497%		2,600	(75)	(390)	315
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%		2,800	(80)	(468)	388
Georgia-Pacific LLC	BOA	5.000%	06/20/2014	0.619%		1,000	88	(103)	191
Indonesia Government International Bond	BPS	1.000%	06/20/2017	1.862%		10,150	(407)	(389)	(18)
Indonesia Government International Bond	BRC	1.000%	06/20/2022	2.466%		300	(35)	(35)	0
Indonesia Government International Bond	CBK	1.000%	03/20/2016	1.425%		400	(6)	(8)	2
Indonesia Government International Bond	CBK	1.000%	06/20/2017	1.862%		5,065	(203)	(227)	24
Indonesia Government International Bond	CBK	1.000%	09/20/2017	1.940%		3,750	(171)	(189)	18
Indonesia Government International Bond	CBK	1.000%	06/20/2022	2.466%		100	(12)	(12)	0
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.862%		11,250	(451)	(615)	164
Indonesia Government International Bond	GST	1.000%	09/20/2016	1.569%		3,200	(73)	(120)	47
Indonesia Government International Bond	GST	1.000%	06/20/2017	1.862%		2,250	(90)	(92)	2
Indonesia Government International Bond	HUS	1.000%	12/20/2015	1.338%		12,750	(141)	(277)	136
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.862%		9,130	(366)	(543)	177
Indonesia Government International Bond	HUS	1.000%	09/20/2017	1.940%		4,684	(214)	(220)	6
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.338%		18,750	(208)	(390)	182
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		9,780	(391)	(404)	13
Indonesia Government International Bond	UAG	1.000%	09/20/2017	1.940%		6,960	(318)	(354)	36

Kinder Morgan Energy Partners LP	GST	1.000%	03/20/2018	2.178%		1,900	(117)	(78)	(39)
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%		3,500	(152)	(203)	51
MetLife, Inc.	UAG	1.000%	09/20/2015	2.419%		3,900	(169)	(231)	62
Mexico Government International Bond	BOA	3.200%	05/20/2014	0.738%		2,800	141	0	141
Mexico Government International Bond	BOA	2.130%	06/20/2014	0.758%		3,500	97	0	97
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		4,300	(66)	(58)	(8)
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.367%		616	(11)	(12)	1
Mexico Government International Bond	BRC	2.680%	05/20/2014	0.738%		3,400	135	0	135
Mexico Government International Bond	BRC	2.310%	06/20/2014	0.758%		2,900	91	0	91
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		500	(7)	(11)	4
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.110%		5,700	(21)	(44)	23
Mexico Government International Bond	CBK	1.000%	06/20/2017	1.328%		1,100	(17)	(14)	(3)
Mexico Government International Bond	DUB	1.000%	09/20/2016	1.187%		1,500	(11)	(12)	1
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.240%		1,500	(15)	(37)	22
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		5,500	(84)	(99)	15
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.367%		2,500	(45)	(51)	6
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.010%		5,000	0	(97)	97
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		9,050	(139)	(208)	69
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%		2,800	(10)	(27)	17
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%		5,090	(78)	(103)	25
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%		2,500	(45)	(56)	11
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.328%		3,310	(51)	(42)	(9)
Mexico Government International Bond	RYL	1.000%	12/20/2015	1.064%		20,000	(37)	(315)	278
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.328%		3,800	(59)	(77)	18
Mexico Government International Bond	UAG	1.000%	09/20/2017	1.367%		4,640	(84)	(116)	32
Morgan Stanley	CBK	1.000%	06/20/2013	2.555%		200	(3)	(12)	9
Morgan Stanley	JPM	1.000%	06/20/2013	2.555%		100	(1)	(11)	10
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.704%		7,300	149	0	149
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.704%		2,000	37	0	37
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.704%		2,400	49	0	49
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.473%		1,900	52	0	52
New York State General Obligation Bonds, Series 2005	MYC	1.950%	12/20/2020	1.457%		6,000	209	0	209
Nokia OYJ	BRC	5.000%	09/20/2014	9.139%	EUR	4,200	(429)	(393)	(36)
Nokia OYJ	BRC	5.000%	06/20/2015	9.613%		1,600	(227)	(39)	(188)
Nokia OYJ	FBF	5.000%	06/20/2014	8.413%		3,200	(243)	33	(276)
Nokia OYJ	MYC	5.000%	06/20/2015	9.613%		2,500	(355)	(87)	(268)
NRG Energy, Inc.	BOA	5.000%	06/20/2016	4.858%		$1,900	13	35	(22)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		900	(23)	(92)	69
NRG Energy, Inc.	BPS	5.000%	09/20/2016	5.053%		1,000	0	(10)	10
NRG Energy, Inc.	DUB	5.000%	06/20/2016	4.858%		6,600	44	95	(51)
NRG Energy, Inc.	FBF	5.000%	06/20/2015	3.898%		300	9	(5)	14
NRG Energy, Inc.	FBF	5.000%	06/20/2016	4.858%		1,900	12	31	(19)
NRG Energy, Inc.	GST	5.000%	06/20/2016	4.858%		7,000	47	145	(98)
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		3,900	(103)	(394)	291
NRG Energy, Inc.	UAG	5.000%	06/20/2015	3.898%		800	26	(13)	39
NRG Energy, Inc.	UAG	5.000%	06/20/2016	4.858%		900	6	17	(11)
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,300	(19)	(45)	26
Pfizer, Inc.	MYC	1.000%	09/20/2014	0.278%		9,700	160	222	(62)
Philippines Government International Bond	BPS	1.000%	09/20/2015	0.908%		5,000	16	(114)	130
Philippines Government International Bond	BPS	1.000%	06/20/2017	1.523%		7,880	(195)	(270)	75
Philippines Government International Bond	CBK	1.000%	09/20/2015	0.908%		11,700	38	(262)	300
Philippines Government International Bond	CBK	1.000%	06/20/2017	1.523%		3,550	(87)	(125)	38
Philippines Government International Bond	CBK	1.000%	09/20/2017	1.598%		5,000	(148)	(168)	20
Philippines Government International Bond	DUB	1.000%	06/20/2017	1.523%		5,000	(123)	(182)	59
Philippines Government International Bond	DUB	1.000%	09/20/2017	1.598%		2,500	(74)	(87)	13
Philippines Government International Bond	DUB	2.500%	09/20/2017	1.598%		3,000	138	0	138
Philippines Government International Bond	HUS	1.000%	06/20/2017	1.523%		4,900	(121)	(198)	77
Philippines Government International Bond	HUS	1.000%	09/20/2017	1.598%		2,140	(63)	(75)	12
Philippines Government International Bond	JPM	1.000%	06/20/2017	1.523%		2,500	(61)	(72)	11
Philippines Government International Bond	MYC	1.000%	09/20/2015	0.908%		9,000	29	(176)	205
Philippines Government International Bond	MYC	2.440%	09/20/2017	1.598%		4,300	184	0	184
Philippines Government International Bond	UAG	1.000%	06/20/2017	1.523%		8,295	(205)	(265)	60
Philippines Government International Bond	UAG	1.000%	09/20/2017	1.598%		616	(18)	(18)	0
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		400	0	(3)	3
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		400	(1)	(4)	3
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.030%		800	0	(6)	6
Russia Government International Bond	BPS	1.000%	06/20/2017	2.259%		10,100	(590)	(517)	(73)
Russia Government International Bond	BRC	1.000%	06/20/2017	2.259%		4,100	(239)	(270)	31
Russia Government International Bond	BRC	1.000%	09/20/2017	2.307%		6,250	(396)	(433)	37
Russia Government International Bond	CBK	1.000%	06/20/2017	2.259%		2,600	(151)	(130)	(21)
Russia Government International Bond	CBK	1.000%	09/20/2017	2.307%		5,350	(338)	(363)	25
Russia Government International Bond	DUB	1.000%	06/20/2017	2.259%		12,025	(702)	(596)	(106)
Russia Government International Bond	DUB	1.000%	09/20/2017	2.307%		6,250	(395)	(427)	32
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		31,575	(1,842)	(2,184)	342
Russia Government International Bond	HUS	1.000%	06/20/2017	2.259%		17,875	(1,043)	(1,087)	44
Russia Government International Bond	HUS	1.000%	09/20/2017	2.307%		7,800	(494)	(499)	5
Russia Government International Bond	UAG	1.000%	06/20/2017	2.259%		1,625	(94)	(102)	8
South Africa Government International Bond	BPS	1.000%	06/20/2017	1.586%		4,900	(134)	(137)	3
South Africa Government International Bond	BRC	1.000%	06/20/2017	1.586%		1,950	(53)	(71)	18
South Africa Government International Bond	BRC	1.000%	09/20/2017	1.635%		6,960	(218)	(245)	27
South Africa Government International Bond	CBK	1.000%	06/20/2017	1.586%		1,400	(39)	(43)	4

South Africa Government International Bond	DUB	1.000%	06/20/2017	1.586%		4,530	(124)	(162)	38
South Africa Government International Bond	DUB	1.000%	09/20/2017	1.635%		3,750	(117)	(137)	20
South Africa Government International Bond	FBF	1.000%	12/20/2020	1.943%		1,325	(93)	(51)	(42)
South Africa Government International Bond	GST	1.000%	06/20/2017	1.586%		17,200	(474)	(683)	209
South Africa Government International Bond	HUS	1.000%	06/20/2017	1.586%		4,455	(122)	(171)	49
South Africa Government International Bond	HUS	1.000%	09/20/2017	1.635%		4,684	(146)	(166)	20
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.586%		3,750	(104)	(105)	1
South Africa Government International Bond	MYC	1.000%	12/20/2020	1.943%		2,760	(194)	(90)	(104)
South Africa Government International Bond	UAG	1.000%	06/20/2017	1.586%		9,440	(260)	(265)	5
Sprint Nextel Corp.	UAG	1.000%	09/20/2017	6.889%		800	(194)	(121)	(73)
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	2.636%		1,500	79	(165)	244
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	15,000	(1)	(24)	23
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.976%		17,500	(5)	(38)	33
Turkey Government International Bond	CBK	1.000%	03/20/2015	1.854%		$6,200	(139)	(174)	35
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		700	15	7	8
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		1,300	28	16	12
United Kingdom Gilt	FBF	1.000%	09/20/2015	0.318%		500	11	5	6
Vale Overseas Ltd.	UAG	0.650%	06/20/2014	1.207%		2,700	(29)	0	(29)
Venezuela Government International Bond	BPS	5.000%	06/20/2017	8.776%		12,100	(1,734)	(1,398)	(336)
Venezuela Government International Bond	BRC	5.000%	06/20/2017	8.776%		2,950	(423)	(475)	52
Venezuela Government International Bond	CBK	5.000%	06/20/2017	8.776%		17,055	(2,445)	(2,479)	34
Venezuela Government International Bond	CBK	5.000%	09/20/2017	8.835%		934	(140)	(141)	1
Venezuela Government International Bond	DUB	5.000%	06/20/2017	8.776%		4,600	(660)	(381)	(279)
Venezuela Government International Bond	DUB	5.000%	09/20/2017	8.835%		10,710	(1,614)	(1,781)	167
Venezuela Government International Bond	GST	5.000%	06/20/2017	8.776%		3,465	(496)	(438)	(58)
Venezuela Government International Bond	HUS	5.000%	06/20/2017	8.776%		7,780	(1,115)	(946)	(169)
Venezuela Government International Bond	HUS	5.000%	09/20/2017	8.835%		3,750	(566)	(592)	26
Volkswagen International Finance NV	BRC	1.000%	09/20/2015	1.169%		3,000	(15)	(19)	4
Volkswagen International Finance NV	CBK	1.000%	09/20/2015	1.169%		3,600	(17)	2	(19)

							$(21,727)	$(31,274)	$9,547

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.EM-16 5-Year Index	BRC	5.000%	12/20/2016	$48,500	$4,569	$4,274	$295
CDX.EM-16 5-Year Index	CBK	5.000%	12/20/2016	18,800	1,771	1,692	79
CDX.EM-16 5-Year Index	DUB	5.000%	12/20/2016	37,500	3,533	3,394	139
CDX.HY-9 5-Year Index	BRC	3.750%	12/20/2012	738	10	(3)	13
MCDX-18 5-Year Index	JPM	1.000%	06/20/2017	14,600	(454)	(628)	174

					$9,429	$8,729	$700

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	45,700	$620	$117	$503
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		130,500	2,069	704	1,365
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		185,700	3,068	1,108	1,960
Pay	1-Year BRL-CDI	12.395%	01/02/2014	UAG		91,300	3,058	68	2,990
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		90,500	3,139	196	2,943
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		23,500	369	(9)	378
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		366,400	6,339	449	5,890
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		20,700	451	162	289
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB	AUD	11,900	1,057	31	1,026
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		50,000	4,439	159	4,280
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	BRC	MXN	340,800	679	40	639
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		340,700	679	22	657
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		1,196,000	1,687	276	1,411
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		78,000	110	19	91
Pay	28-Day MXN-TIIE	8.170%	11/04/2016	MYC		37,900	344	(35)	379
Pay	28-Day MXN-TIIE	8.950%	02/19/2019	JPM		9,200	136	0	136
Pay	28-Day MXN-TIIE	7.780%	04/09/2019	JPM		14,800	147	14	133
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		76,000	493	73	420

							$28,884	$3,394	$25,490

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	$1,600	$99	$5
Put - OTC 30-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	100	5	0
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	400	21	1
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,000	49	3
Put - OTC 30-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	1,200	62	3
Put - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	3.273%	09/24/2012	3,000	152	8

							$388	$20

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$12,800	$0	$(36)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	12,800	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	12,800	0	(36)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	12,800	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	43,200	0	(416)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	43,200	0	(5)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	29,300	0	(201)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	29,300	0	(11)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	7,000	98	0
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	15,600	184	(442)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	15,600	293	(54)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	4,400	47	0
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	31,200	184	(510)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	31,200	840	(194)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	79,600	900	(2,253)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	79,600	1,561	(273)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,400	41	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	3,800	44	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	11,400	127	0
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	2.000%	09/24/2012	2,800	30	0

							$4,349	$(4,435)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	$6,500	$40	$(23)
Put - OTC CDX.IG-18 5-Year Index	CBK	Sell	1.700%	12/19/2012	72,000	446	(261)

						$486	$(284)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	164,256		$212,622	BPS	$4,735	$0	$4,735
07/2012		77,884		100,956	BRC	2,404	(20)	2,384
07/2012		8,106		10,256	GSC	0	(2)	(2)
07/2012	GBP	10,456		16,395	BOA	19	0	19
07/2012		10,456		16,418	DUB	43	0	43
07/2012		8,193		12,879	UAG	47	0	47
07/2012	IDR	5,932,550		625	JPM	0	(6)	(6)
07/2012		93,067,450		9,810	MSC	0	(99)	(99)
07/2012		99,000,000		10,510	UAG	0	(31)	(31)
07/2012	INR	10,712		210	JPM	18	0	18
07/2012	KRW	778,034		673	BRC	0	(6)	(6)
07/2012		$4,795	EUR	3,842	BPS	67	0	67
07/2012		23,484		18,446	BRC	0	(138)	(138)
07/2012		193		156	DUB	4	0	4
07/2012		1,108		887	FBF	14	0	14
07/2012		4,160		3,284	JPM	14	(18)	(4)
07/2012		2,411		1,912	RBC	11	(2)	9
07/2012		9,035		7,207	UAG	87	0	87
07/2012		2,016	GBP	1,295	JPM	13	0	13
07/2012		43,398		27,810	UAG	157	0	157
07/2012		642	IDR	5,932,550	JPM	0	(10)	(10)
07/2012		9,841		93,067,450	MSC	68	0	68
07/2012		10,435		99,000,000	UAG	105	0	105
07/2012		17,400	INR	987,624	UAG	300	0	300
07/2012		690	KRW	778,034	UAG	0	(11)	(11)
07/2012		74	MYR	228	JPM	0	(2)	(2)
07/2012	ZAR	456,784		$54,549	DUB	0	(1,135)	(1,135)
08/2012	AUD	78,886		78,847	BOA	0	(1,612)	(1,612)
08/2012	BRL	22,453		11,490	HUS	383	0	383
08/2012	EUR	3,842		4,796	BPS	0	(67)	(67)
08/2012	GBP	27,810		43,394	UAG	0	(158)	(158)
08/2012		$9,500	BRL	20,049	MSC	418	0	418
08/2012		3,364	EUR	2,706	BRC	62	0	62
08/2012		19,757	MXN	262,363	JPM	0	(171)	(171)
08/2012		13,720		192,890	UAG	680	0	680
08/2012		2,115	SGD	2,612	UAG	0	(52)	(52)
09/2012	CAD	6,941		$6,752	UAG	0	(53)	(53)
09/2012		$670	KRW	778,034	BRC	6	0	6
10/2012	CNY	55,007		$8,688	UAG	44	0	44
10/2012		$8,650	CNY	55,007	CBK	0	(5)	(5)
10/2012		493	PHP	21,591	CBK	19	0	19
01/2013	IDR	93,067,450		$9,499	MSC	0	(135)	(135)
01/2013		$545	IDR	5,339,300	JPM	7	0	7
02/2013	CNY	131,459		$20,916	CBK	325	0	325
02/2013		131,459		20,915	HUS	324	0	324
02/2013		$15,800	CNY	98,434	CBK	0	(382)	(382)
02/2013		22,400		139,485	GST	0	(552)	(552)
02/2013		3,967		25,000	JPM	0	(51)	(51)
08/2013	CNY	87,000		$13,737	HUS	185	0	185
08/2013		$5,587	CNY	35,000	DUB	0	(135)	(135)
08/2013		3,974		25,000	RYL	0	(80)	(80)
08/2013		4,302		27,000	UAG	0	(96)	(96)
04/2014	CNY	25,000		$3,924	UAG	65	0	65
04/2014		$4,076	CNY	25,000	RYL	0	(218)	(218)

						$10,624	$(5,247)	$5,377

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$144,948	$0	$144,948
Corporate Bonds & Notes
Banking & Finance	5,200	895,914	1,716	902,830
Industrials	0	1,028,369	23,041	1,051,410
Utilities	0	351,477	0	351,477
Municipal Bonds & Notes
California	0	19,464	0	19,464
Illinois	0	948	0	948
Indiana	0	133	0	133
New York	0	14,288	0	14,288
Ohio	0	399	0	399
Tennessee	0	131	0	131
Texas	0	134	0	134
West Virginia	0	4,957	0	4,957
U.S. Government Agencies	0	334,739	0	334,739
U.S. Treasury Obligations	0	5,915	0	5,915
Mortgage-Backed Securities	0	136,984	0	136,984
Asset-Backed Securities	0	38,883	6,440	45,323
Sovereign Issues	0	409,932	0	409,932
Common Stocks
Consumer Discretionary	0	0	138	138
Preferred Securities
Banking & Finance	0	1,336	0	1,336
Short-Term Instruments
Certificates of Deposit	0	4,598	0	4,598
Repurchase Agreements	0	18,093	0	18,093
U.S. Treasury Bills	0	7,119	0	7,119
PIMCO Short-Term Floating NAV Portfolio	405,135	0	0	405,135
Purchased Options
Interest Rate Contracts	0	20	0	20
	$410,335	$3,418,781	$31,335	$3,860,451

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	22,410	0	22,410
Foreign Exchange Contracts	0	10,624	0	10,624
Interest Rate Contracts	0	25,490	0	25,490
	$0	$58,524	$0	$58,524

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,747)	0	(3,747)
Foreign Exchange Contracts	0	(5,247)	0	(5,247)
Interest Rate Contracts	0	(50,831)	0	(50,831)

	$0	$(59,825)	$0	$(59,825)

Totals	$410,335	$3,417,480	$31,335	$3,859,150

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$0	$0	$0	$0	$0	$1,716	$0	$1,716	$0
Industrials	23,204	0	(254)	(8)	(23)	122	0	0	23,041	130
Mortgage-Backed Securities	459	0	(27)	0	2	16	0	(450)	0	0
Asset-Backed Securities	7,936	0	0	10	0	380	0	(1,886)	6,440	378
Common Stocks
Consumer Discretionary	800	0	0	0	0	(662)	0	0	138	(662)
Financials	0	0	0	0	0	0	0	0	0	0
Industrials	0	0	0	0	(146)	146	0	0	0	0

Totals	$32,399	$0	$(281)	$2	$(167)	$2	$1,716	$(2,336)	$31,335	$(154)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,716	Benchmark Pricing	Base Price	88.63
Industrials	23,041	Third Party Vendor	Broker Quote	99.00 - 114.50
Asset-Backed Securities	614	Third Party Vendor	Broker Quote	100.00
	5,826	Benchmark Pricing	Base Price	98.00
Common Stocks
Consumer Discretionary	138	Other Valuation Techniques	—	—

Total	$31,335

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (Unhedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.3%
CORPORATE BONDS & NOTES 1.0%
Commonwealth Bank of Australia
0.748% due 09/17/2014		$12,200	$12,257
0.889% due 07/12/2013		14,800	14,861
ING Bank Australia Ltd.
3.893% due 08/28/2013	AUD	1,000	1,026
4.170% due 06/24/2014		10,000	10,312
5.750% due 06/24/2014		4,200	4,486
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,300	1,368
National Australia Bank Ltd.
3.375% due 07/08/2014		2,900	3,054
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		1,100	1,179
Westpac Banking Corp.
2.125% due 02/16/2016	EUR	400	521
2.450% due 11/28/2016		$100	103
2.900% due 09/10/2014		600	628

			49,795

MORTGAGE-BACKED SECURITIES 0.4%
Crusade Global Trust
3.950% due 08/14/2037	AUD	7,652	7,631
Medallion Trust
0.597% due 05/25/2035		$1,808	1,801
Puma Finance Ltd.
0.537% due 02/21/2038		2,257	2,175
3.990% due 08/22/2037	AUD	3,791	3,742
4.127% due 07/12/2036		939	931
Superannuation Members Home Loan Programme
5.097% due 09/09/2041		454	465
Torrens Trust
0.937% due 10/15/2036	EUR	760	950
4.007% due 10/19/2038	AUD	4,078	4,049

			21,744

SOVEREIGN ISSUES 0.9%
New South Wales Treasury Corp.
6.000% due 02/01/2018		3,300	3,773
6.000% due 03/01/2022		13,800	16,310
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		18,000	23,181

			43,264

Total Australia (Cost $108,032)			114,803

BELGIUM 0.6%
SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$8,400	8,529
3.500% due 06/28/2017	EUR	15,400	20,704

Total Belgium (Cost $28,865)			29,233

CANADA 2.0%
CORPORATE BONDS & NOTES 0.5%
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		$4,700	4,954
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	3,900	3,935
Master Credit Card Trust
5.297% due 08/21/2012		5,500	5,430
National Bank of Canada
2.200% due 10/19/2016		$10,300	10,757

			25,076

SOVEREIGN ISSUES 1.5%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,100	3,627

Province of Ontario
2.450% due 06/29/2022		$6,600	6,535
3.150% due 06/02/2022	CAD	25,100	25,473
4.000% due 06/02/2021		4,900	5,333
Province of Quebec
3.500% due 12/01/2022		12,000	12,410
4.250% due 12/01/2021		10,000	11,012
5.000% due 12/01/2041		5,200	6,465
6.000% due 10/01/2029		2,000	2,633

			73,488

Total Canada (Cost $96,834)			98,564

CAYMAN ISLANDS 0.8%
ASSET-BACKED SECURITIES 0.6%
ARES CLO Ltd.
0.736% due 04/20/2017		$314	312
Babson CLO Ltd.
0.787% due 11/15/2016		1,916	1,894
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		1,494	1,418
Denali Capital CLO Ltd.
0.838% due 08/23/2016		333	331
Duane Street CLO
0.716% due 11/08/2017		3,098	3,047
First CLO Ltd.
0.778% due 12/14/2016		201	200
Galaxy CLO Ltd.
0.706% due 04/25/2019		3,452	3,294
Hillmark Funding
0.717% due 05/21/2021		8,200	7,778
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		356	355
ING Investment Management
0.737% due 12/01/2017		1,272	1,214
Katonah Ltd.
0.907% due 05/18/2015		416	415
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		4,594	4,461
Pacifica CDO Ltd.
0.726% due 01/26/2020		1,530	1,462
0.817% due 02/15/2017		1,227	1,216
0.858% due 05/13/2016		574	567
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		456	455
Sagamore CLO Ltd.
1.007% due 10/15/2015		466	462
Stone Tower CLO Ltd.
0.696% due 04/17/2021		700	658
Venture CDO Ltd.
0.987% due 11/26/2014		177	177
Wind River CLO Ltd.
0.798% due 12/19/2016		1,677	1,634

			31,350

CORPORATE BONDS & NOTES 0.2%
Transocean, Inc.
4.950% due 11/15/2015		7,500	8,083

Total Cayman Islands (Cost $38,855)			39,433

DENMARK 0.3%
CORPORATE BONDS & NOTES 0.0%
Realkredit Danmark A/S
1.695% due 01/01/2038	DKK	4,752	810

SOVEREIGN ISSUES 0.3%
Denmark Government International Bond
3.000% due 11/15/2021		69,100	13,366

Total Denmark (Cost $13,418)			14,176

FRANCE 12.5%
ASSET-BACKED SECURITIES 0.0%
Titrisocram
1.348% due 03/25/2022	EUR	400	507

CORPORATE BONDS & NOTES 4.4%
BNP Paribas Home Loan SFH
2.250% due 10/01/2012		3,000	3,810
4.750% due 05/28/2013		3,100	4,062
Cie de Financement Foncier S.A.
1.625% due 07/23/2012		$37,200	37,208
2.500% due 09/16/2015		13,300	13,408
4.500% due 01/09/2013	EUR	3,000	3,868
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$16,600	16,235
Credit Agricole S.A.
2.625% due 01/21/2014		600	590
Dexia Credit Local S.A.
0.946% due 04/29/2014		8,350	7,855
1.318% due 01/14/2013	GBP	3,600	5,602
2.000% due 03/05/2013		$250	249
2.750% due 01/10/2014		72,000	71,225
2.750% due 04/29/2014		32,500	31,914
Dexia Municipal Agency S.A.
3.125% due 09/15/2015	EUR	10,000	12,787
GCE Covered Bonds S.A.
2.125% due 06/03/2014		1,100	1,414
2.250% due 02/04/2013		600	765
Vivendi S.A.
6.625% due 04/04/2018		$7,000	7,751

			218,743

SOVEREIGN ISSUES 8.1%
France Government Bond
2.100% due 07/25/2023 (c)	EUR	5,006	7,025
3.000% due 04/25/2022		60,900	79,236
3.500% due 04/25/2026		10,800	14,198
3.750% due 10/25/2019		5,200	7,285
4.000% due 10/25/2013		22,800	30,238
4.000% due 10/25/2038		4,700	6,385
4.250% due 04/25/2019		15,000	21,615
4.500% due 04/25/2041		15,800	23,366
4.750% due 04/25/2035		21,300	32,210
5.500% due 04/25/2029		18,200	29,298
5.750% due 10/25/2032		15,100	25,620
France Treasury Notes
1.750% due 02/25/2017		101,100	129,752

			406,228

Total France (Cost $631,504)			625,478

GERMANY 8.9%
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland GmbH
3.626% due 03/31/2014	EUR	350	444
Kabel Deutschland Holding AG
4.376% due 12/31/2016		6,700	8,547

			8,991

CORPORATE BONDS & NOTES 8.0%
FMS Wertmanagement AoR
0.810% due 02/18/2015		8,500	10,758
1.161% due 06/16/2014	GBP	5,200	8,142
2.375% due 12/15/2014	EUR	79,300	104,470
2.750% due 06/03/2016		15,100	20,392
3.375% due 06/17/2021		26,100	36,527
IKB Deutsche Industriebank AG
2.125% due 09/10/2012		13,600	17,262
KFW
0.625% due 05/29/2015		42,500	53,874
2.000% due 09/07/2016		6,850	9,100
2.750% due 09/07/2015	GBP	20,000	32,968
5.500% due 06/05/2014	AUD	5,700	6,063
5.500% due 02/09/2022		15,600	17,312
6.000% due 08/20/2020		3,000	3,408
6.250% due 05/19/2021		18,000	20,899
Landwirtschaftliche Rentenbank
3.750% due 04/12/2013	EUR	3,000	3,900
5.500% due 03/09/2020	AUD	25,500	27,844
5.500% due 03/29/2022		20,000	21,897
LBBW
4.500% due 10/05/2012	EUR	4,400	5,623

Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017		1,500	2,041

			402,480

SOVEREIGN ISSUES 0.7%
Republic of Germany
2.000% due 01/04/2022		4,500	5,937
5.625% due 01/04/2028		13,900	25,566
6.250% due 01/04/2030		40	80
State of North Rhine-Westphalia
3.500% due 03/15/2013		1,300	1,681
4.000% due 02/14/2014		100	134

			33,398

Total Germany (Cost $456,598)			444,869

IRELAND 0.8%
ASSET-BACKED SECURITIES 0.2%
Dryden Leveraged Loan CDO
1.413% due 08/08/2022	EUR	3,100	3,583
Magi Funding PLC
1.314% due 04/11/2021		5,577	6,651

			10,234

CORPORATE BONDS & NOTES 0.5%
Depfa ACS Bank
3.875% due 07/15/2013		1,600	2,054
4.375% due 01/15/2015		200	261
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		8,200	11,141
4.250% due 01/18/2017		6,000	8,479
4.375% due 01/18/2022		1,000	1,487
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)		200	272

			23,694

MORTGAGE-BACKED SECURITIES 0.1%
Emerald Mortgages PLC
0.504% due 07/15/2048		1,540	1,162
Opera Finance PLC
0.947% due 01/15/2015		4,350	3,918

			5,080

Total Ireland (Cost $43,754)			39,008

ITALY 9.8%
ASSET-BACKED SECURITIES 0.0%
Agrisecurities SRL
0.813% due 12/08/2023	EUR	79	99
Asset-Backed European Securitisation Transaction SRL
1.279% due 09/21/2020		137	173
Locat Securitisation Vehicle SRL
0.843% due 12/12/2024		314	394

			666

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.867% due 02/24/2014		$4,800	4,510
6.500% due 02/24/2021		14,600	12,794

			17,304

MORTGAGE-BACKED SECURITIES 0.1%
Intesa Sec SpA
0.860% due 10/30/2033	EUR	5,400	6,281

SOVEREIGN ISSUES 9.4%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		17,000	20,866
3.000% due 11/01/2015		16,500	20,007
3.750% due 08/01/2015		35,400	44,249
3.750% due 08/01/2016		3,400	4,172
3.750% due 03/01/2021		6,400	7,229
3.750% due 08/01/2021		3,400	3,777
4.250% due 02/01/2019		25,800	30,909
4.250% due 09/01/2019		1,700	2,021

4.500% due 02/01/2018		8,600	10,593
4.500% due 08/01/2018		15,600	19,036
4.500% due 03/01/2019		6,500	7,851
4.750% due 09/15/2016		46,600	58,988
4.750% due 05/01/2017		16,700	20,937
4.750% due 06/01/2017		2,900	3,604
5.000% due 03/01/2022		29,800	36,074
5.000% due 08/01/2034		3,400	3,703
5.000% due 08/01/2039		14,200	15,226
5.000% due 09/01/2040		11,000	11,723
5.250% due 08/01/2017		40,900	52,353
5.500% due 09/01/2022		57,200	71,249
5.750% due 02/01/2033		200	239
6.000% due 05/01/2031		5,000	6,171
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,900	4,736
4.750% due 01/25/2016		5,000	4,932
5.250% due 09/20/2016		3,700	3,684
6.000% due 08/04/2028	GBP	3,500	4,706
6.875% due 09/27/2023		$2,700	2,779

			471,814

Total Italy (Cost $508,017)			496,065

JAPAN 4.5%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	80,000	979
0.775% due 04/25/2013		30,000	369
1.094% due 04/25/2013		20,000	246
1.415% due 12/24/2013		49,646	601
1.470% due 10/28/2013		20,000	244
4.500% due 03/24/2014	EUR	5,000	6,320
4.750% due 02/28/2014	JPY	60,000	762

			9,521

SOVEREIGN ISSUES 4.3%
Japan Government International Bond
0.100% due 10/15/2012		81,000	1,013
0.900% due 03/20/2022		8,250,000	104,092
2.000% due 03/20/2042		7,210,000	92,207
2.500% due 09/20/2036		1,240,000	17,597

			214,909

Total Japan (Cost $224,684)			224,430

JERSEY, CHANNEL ISLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	9,000	8,842

Total Jersey, Channel Islands (Cost $12,235)			8,842

LUXEMBOURG 0.3%
ASSET-BACKED SECURITIES 0.1%
Penta CLO S.A.
1.166% due 06/04/2024	EUR	2,518	2,900

CORPORATE BONDS & NOTES 0.2%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$6,200	6,347
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	1,100	1,489

			7,836

Total Luxembourg (Cost $11,012)			10,736

MEXICO 2.2%
SOVEREIGN ISSUES 2.2%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	5,500,000	68,829
6.250% due 06/16/2016	MXN	138,600	10,953
6.500% due 06/10/2021		210,900	17,178
10.000% due 12/05/2024		123,500	12,995

Total Mexico (Cost $108,139)			109,955

NETHERLANDS 6.9%
ASSET-BACKED SECURITIES 0.6%
Chapel BV
1.345% due 11/17/2064	EUR	1,068	916
Eurocredit CDO BV
1.658% due 02/22/2020		3,337	4,090
Globaldrive BV
1.131% due 04/20/2019		3,986	5,061
1.981% due 04/20/2018		1,377	1,766
Grosvenor Place CLO BV
0.991% due 07/20/2021		4,053	4,894
1.273% due 07/20/2021	GBP	6,722	10,067
Jubilee CDO BV
1.443% due 10/15/2019	EUR	1,605	1,986

			28,780

CORPORATE BONDS & NOTES 2.4%
ABN Amro Bank NV
3.250% due 01/18/2013		8,600	11,047
3.750% due 07/15/2014		300	401
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$6,600	6,560
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	14,900	19,838
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$7,100	7,979
10.500% due 03/25/2014		600	674
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,100	2,784
ING Bank NV
1.868% due 06/09/2014		$3,985	3,933
2.250% due 08/31/2015	EUR	2,500	3,276
2.500% due 01/14/2016		$14,000	14,243
3.750% due 03/07/2017		1,800	1,794
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	9,500	12,620
NIBC Bank NV
0.847% due 12/02/2014		$17,600	17,452
2.800% due 12/02/2014		400	415
3.500% due 04/07/2014	EUR	3,000	3,986
Rabobank Group
3.875% due 02/08/2022		$6,300	6,426
6.875% due 03/19/2020	EUR	500	619
11.000% due 06/30/2019 (d)		$1,000	1,265
Ziggo Finance BV
6.125% due 11/15/2017	EUR	1,700	2,307

			117,619

MORTGAGE-BACKED SECURITIES 0.1%
Arena BV
0.783% due 12/17/2064		2,358	2,966

SOVEREIGN ISSUES 3.8%
Netherlands Government Bond
2.500% due 01/15/2017		22,400	30,090
4.000% due 07/15/2018		36,300	52,538
4.000% due 07/15/2019		14,000	20,442
4.500% due 07/15/2017		59,800	87,631

			190,701

Total Netherlands (Cost $345,134)			340,066

NEW ZEALAND 3.1%
SOVEREIGN ISSUES 3.1%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	89,500	79,596
5.500% due 04/15/2023		28,600	27,011
6.000% due 12/15/2017		7,200	6,650
6.000% due 05/15/2021		45,500	43,853

Total New Zealand (Cost $139,055)			157,110

NORWAY 1.5%
CORPORATE BONDS & NOTES 1.5%
DNB Bank ASA
3.200% due 04/03/2017		$1,800	1,823
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	2,800	3,653
2.900% due 03/29/2017		$10,000	10,419
4.125% due 02/01/2013	EUR	1,000	1,292
Eksportfinans ASA
0.661% due 04/05/2013		$4,375	4,251
0.669% due 10/07/2013		1,600	1,527
0.890% due 06/16/2015	JPY	300,000	3,296
1.600% due 03/20/2014		144,000	1,707
2.000% due 09/15/2015		$6,500	5,822
2.375% due 05/25/2016		10,000	8,900
3.000% due 11/17/2014		15,769	14,950
4.750% due 06/11/2013	EUR	1,550	2,009
5.500% due 05/25/2016		$1,200	1,181
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		15,800	15,795

Total Norway (Cost $76,129)			76,625

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	5,300	6,928

SOVEREIGN ISSUES 0.0%
Korea Housing Finance Corp.
4.125% due 12/15/2015		$600	638

Total South Korea (Cost $8,805)			7,566

SPAIN 3.5%
CORPORATE BONDS & NOTES 0.1%
Santander U.S. Debt S.A.U.
3.724% due 01/20/2015		$5,500	5,119

SOVEREIGN ISSUES 3.4%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	1,800	2,261
Instituto de Credito Oficial
0.716% due 01/28/2013		$10,200	9,915
2.405% due 03/25/2014	EUR	38,100	46,609
4.000% due 12/08/2014	GBP	4,000	5,969
4.375% due 03/31/2014	EUR	1,200	1,506
4.500% due 07/08/2014		10,700	13,394
Spain Government International Bond
3.625% due 06/17/2013		$9,300	9,149
3.800% due 01/31/2017	EUR	9,600	11,263
4.000% due 04/30/2020		7,900	8,702
4.200% due 01/31/2037		18,100	15,776
5.250% due 04/06/2029	GBP	1,600	1,993
5.500% due 07/30/2017	EUR	21,200	26,469
5.850% due 01/31/2022		15,600	19,021

			172,027

Total Spain (Cost $191,676)			177,146

SUPRANATIONAL 3.1%
CORPORATE BONDS & NOTES 3.1%
African Development Bank
5.250% due 03/23/2022	AUD	3,100	3,433
European Financial Stability Facility
2.000% due 05/15/2017	EUR	8,000	10,264
European Union
2.375% due 10/04/2018		4,700	6,203
2.500% due 12/04/2015		17,200	22,971
2.750% due 06/03/2016		12,700	17,126
3.125% due 01/27/2015		11,900	16,007
3.250% due 11/07/2014		1,650	2,223
3.250% due 04/04/2018		26,300	36,363
3.375% due 05/10/2019		1,000	1,388
3.375% due 04/04/2032		17,900	23,850
3.500% due 06/04/2021		500	694

Inter-American Development Bank
6.000% due 02/26/2021	AUD	4,900	5,718
International Finance Corp.
5.000% due 08/03/2016		2,300	2,482
5.750% due 06/24/2014		6,700	7,190

Total Supranational (Cost $160,915)			155,912

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Nordea Bank AB
3.125% due 03/20/2017		$4,600	4,627
Stadshypotek AB
1.011% due 09/30/2013		14,500	14,496
1.450% due 09/30/2013		14,100	14,215

Total Sweden (Cost $33,174)			33,338

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$4,250	5,601

Total Switzerland (Cost $4,421)			5,601

UNITED KINGDOM 16.5%
CORPORATE BONDS & NOTES 4.7%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	1,500	1,917
3.125% due 06/30/2015		35,200	46,001
Bank of Scotland PLC
4.375% due 07/13/2016		2,500	3,469
4.500% due 10/23/2013		600	793
5.250% due 07/24/2012	AUD	6,000	6,146
7.286% due 05/31/2016 (d)	GBP	4,675	5,308
Barclays Bank PLC
2.250% due 05/10/2017		$17,800	17,827
3.625% due 04/13/2016	EUR	2,400	3,267
6.050% due 12/04/2017		$5,300	5,382
10.179% due 06/12/2021		4,940	5,855
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,187
Bradford & Bingley PLC
4.250% due 05/04/2016		17,700	24,117
British Sky Broadcasting Group PLC
6.100% due 02/15/2018		$4,300	5,011
HBOS PLC
6.750% due 05/21/2018		18,125	17,128
LBG Capital PLC
6.385% due 05/12/2020	EUR	200	203
6.439% due 05/23/2020		300	305
7.375% due 03/12/2020		400	423
7.625% due 12/09/2019	GBP	800	1,077
7.869% due 08/25/2020		1,300	1,760
7.875% due 11/01/2020		$1,100	1,006
8.000% due 06/15/2020 (d)		500	425
8.500% due 12/17/2021 (d)		17,858	16,635
Lloyds TSB Bank PLC
2.816% due 01/24/2014		3,600	3,622
3.500% due 01/11/2017	EUR	200	269
4.875% due 01/21/2016		$3,600	3,784
4.875% due 03/30/2027	GBP	300	500
5.800% due 01/13/2020		$800	857
12.000% due 12/16/2024 (d)		6,000	6,286
Nationwide Building Society
2.875% due 09/14/2015	EUR	4,200	5,561
5.500% due 07/18/2012		$26,800	26,841
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,590
5.700% due 06/01/2014		6,800	7,290
Rexam PLC
6.750% due 06/01/2013		1,000	1,033
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	2,700	3,476
4.500% due 02/17/2017	AUD	2,100	1,641
6.666% due 10/05/2017 (d)	CAD	4,700	3,332

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,100	1,166

			233,490

MORTGAGE-BACKED SECURITIES 3.4%
Alba PLC
0.822% due 12/15/2038	EUR	481	481
Euromaster PLC
1.151% due 06/15/2040	GBP	519	681
Eurosail PLC
0.821% due 03/13/2045	EUR	568	606
1.151% due 06/10/2044	GBP	13,013	17,818
Fosse Master Issuer PLC
2.873% due 10/18/2054		15,400	24,102
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	3,587	4,401
1.238% due 03/20/2044	GBP	5,770	8,684
1.238% due 06/20/2044		3,672	5,532
1.298% due 09/20/2044		2,606	3,946
1.393% due 01/20/2044		5,625	8,482
Holmes Master Issuer PLC
2.157% due 10/15/2054	EUR	13,700	17,431
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	6,889	9,127
Newgate Funding PLC
0.893% due 12/01/2050	EUR	4,000	3,179
1.181% due 12/01/2050	GBP	1,200	1,465
1.262% due 12/15/2050	EUR	12,800	13,596
1.912% due 12/15/2050		2,400	1,519
1.951% due 12/15/2050	GBP	1,000	1,078
2.162% due 12/15/2050	EUR	4,000	2,070
2.201% due 12/15/2050	GBP	3,100	2,438
Opera Finance PLC
1.211% due 02/02/2017		16,632	24,233
Paragon Mortgages PLC
1.368% due 05/15/2041		621	752
Preferred Residential Securities
1.701% due 12/15/2042		795	650
ResLoc U.K. PLC
1.171% due 12/15/2043		2,968	2,753
RMAC Securities PLC
0.618% due 06/12/2044		$476	388
0.813% due 06/12/2044	EUR	4,393	4,699
1.161% due 06/12/2044	GBP	3,800	4,551
Southern Pacific Financing PLC
1.591% due 12/10/2042		456	450
Windermere CMBS PLC
1.263% due 04/24/2017		3,472	4,746

			169,858

SOVEREIGN ISSUES 8.4%
United Kingdom Gilt
0.375% due 03/22/2062 (c)		5,347	9,540
4.250% due 12/07/2027		11,700	22,779
4.250% due 06/07/2032		17,200	33,290
4.250% due 03/07/2036		5,300	10,244
4.250% due 09/07/2039		23,700	45,762
4.250% due 12/07/2040 (i)		20,100	38,802
4.500% due 09/07/2034		7,200	14,368
4.500% due 12/07/2042		11,200	22,614
4.750% due 12/07/2030		77,300	159,186
4.750% due 12/07/2038		24,600	51,299
6.000% due 12/07/2028 (i)		6,300	14,732

			422,616

Total United Kingdom (Cost $814,272)			825,964

UNITED STATES 40.8%
ASSET-BACKED SECURITIES 0.9%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		$8	6
0.945% due 10/25/2031		3	3
Argent Securities, Inc.
1.065% due 02/25/2034		622	468
Asset-Backed Funding Certificates
0.595% due 06/25/2034		3,841	2,872
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		59	57
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033		36	31
0.825% due 03/25/2033		1	1

Citibank Omni Master Trust
2.992% due 08/15/2018		2,100	2,206
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		930	902
0.305% due 07/25/2045		2,668	1,741
0.315% due 05/25/2037		502	413
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		261	273
6.681% due 12/01/2033		166	174
Countrywide Asset-Backed Certificates
0.345% due 09/25/2047		18	18
0.425% due 08/25/2036		1,735	1,591
0.425% due 09/25/2036		236	216
0.585% due 12/25/2036		179	74
0.725% due 12/25/2031		12	7
5.103% due 05/25/2035		2,000	1,625
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		2	2
Home Equity Asset Trust
0.845% due 11/25/2032		1	1
Home Equity Mortgage Trust
5.500% due 01/25/2037		473	117
Indymac Residential Asset-Backed Trust
0.695% due 08/25/2035		1,000	792
Lehman XS Trust
0.395% due 04/25/2037		2,661	1,638
0.475% due 06/25/2046 ^		159	9
0.485% due 11/25/2046		438	64
0.565% due 11/25/2046 ^		971	79
Long Beach Mortgage Loan Trust
0.795% due 06/25/2035		2,621	2,282
0.805% due 10/25/2034		360	297
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		233	47
0.365% due 02/25/2037		63	20
Morgan Stanley ABS Capital
1.190% due 06/25/2034		1,982	1,539
Morgan Stanley Mortgage Loan Trust
0.315% due 01/25/2047		16	14
0.605% due 04/25/2037		745	281
New Century Home Equity Loan Trust
1.130% due 05/25/2034		3,977	2,999
Novastar Home Equity Loan
0.955% due 12/25/2033		340	299
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		1,294	1,032
RAAC Series
1.445% due 09/25/2047		6,716	5,505
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		641	547
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		33	20
SACO, Inc.
0.365% due 05/25/2036		40	39
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		90	75
0.295% due 12/25/2036		53	24
SLM Student Loan Trust
0.932% due 09/15/2021	EUR	3,801	4,705
1.966% due 04/25/2023		$2,147	2,219
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		44	12
0.375% due 12/25/2036		2,500	2,108
0.495% due 08/25/2037		3,000	1,060
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		1,699	1,395
Structured Asset Securities Corp.
0.645% due 05/25/2034		7	6
0.825% due 01/25/2033		9	7
1.745% due 04/25/2035		552	472
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		89	57

			42,441

BANK LOAN OBLIGATIONS 0.2%
Springleaf Finance Corp.
5.500% due 05/10/2017		13,000	12,276

CORPORATE BONDS & NOTES 7.0%
Ally Financial, Inc.
3.868% due 06/20/2014		4,600	4,579
8.300% due 02/12/2015		3,000	3,277
American International Group, Inc.
0.921% due 07/19/2013	EUR	1,100	1,382

6.765% due 11/15/2017	GBP	685	1,171
6.797% due 11/15/2017	EUR	2,422	3,363
8.000% due 05/22/2068		12,000	14,715
8.625% due 05/22/2068	GBP	550	873
AutoZone, Inc.
5.875% due 10/15/2012		$1,600	1,623
6.500% due 01/15/2014		100	108
7.125% due 08/01/2018		700	869
Aviation Capital Group Corp.
7.125% due 10/15/2020		300	307
Avnet, Inc.
6.625% due 09/15/2016		500	571
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,076
Bank of America Corp.
0.727% due 10/14/2016		$1,600	1,416
1.148% due 05/23/2017	EUR	6,000	6,333
5.650% due 05/01/2018		$5,700	6,106
6.500% due 08/01/2016		3,800	4,178
Boston Scientific Corp.
6.400% due 06/15/2016		2,700	3,113
Cardinal Health, Inc.
5.800% due 10/15/2016		1,000	1,159
6.000% due 06/15/2017		1,000	1,155
Centex Corp.
5.700% due 05/15/2014		1,000	1,045
CenturyLink, Inc.
6.000% due 04/01/2017		2,800	2,979
CIT Group, Inc.
5.250% due 04/01/2014		10,800	11,232
Citigroup, Inc.
0.746% due 11/05/2014		30,700	29,373
0.893% due 02/09/2016	EUR	5,035	5,882
5.500% due 10/15/2014		$700	742
6.000% due 12/13/2013		8,900	9,357
6.125% due 05/15/2018		600	671
6.393% due 03/06/2023	EUR	2,000	2,508
CommonWealth REIT
5.750% due 11/01/2015		$8,250	8,601
Computer Sciences Corp.
6.500% due 03/15/2018		3,800	4,066
CRH America, Inc.
8.125% due 07/15/2018		1,000	1,193
ERAC USA Finance LLC
6.375% due 10/15/2017		1,300	1,522
General Electric Capital Corp.
0.468% due 09/20/2013		400	395
Goldman Sachs Group, Inc.
1.165% due 02/02/2015	EUR	2,500	2,985
1.466% due 02/07/2014		$1,900	1,878
5.750% due 01/24/2022		5,700	6,032
HCP, Inc.
5.650% due 12/15/2013		3,000	3,170
6.700% due 01/30/2018		2,900	3,373
International Lease Finance Corp.
6.375% due 03/25/2013		4,450	4,561
6.500% due 09/01/2014		7,000	7,420
6.625% due 11/15/2013		500	519
6.750% due 09/01/2016		5,700	6,156
Jones Group, Inc.
5.125% due 11/15/2014		8,025	8,226
JPMorgan Chase Capital
6.450% due 01/15/2087		500	503
Loews Corp.
5.250% due 03/15/2016		800	887
Masco Corp.
5.875% due 07/15/2012		700	701
6.125% due 10/03/2016		8,200	8,763
Maytag Corp.
5.000% due 05/15/2015		2,200	2,275
Merrill Lynch & Co., Inc.
0.968% due 08/09/2013	EUR	1,800	2,239
0.973% due 05/30/2014		6,000	7,249
0.980% due 01/31/2014		23,825	29,016
0.980% due 08/25/2014		900	1,082
1.187% due 07/22/2014		7,100	8,563
6.400% due 08/28/2017		$3,700	4,031
6.750% due 05/21/2013	EUR	500	656
6.875% due 04/25/2018		$1,200	1,345
Morgan Stanley
0.916% due 10/18/2016		500	436
1.001% due 03/01/2013	EUR	1,000	1,252
1.160% due 04/13/2016		100	112
2.066% due 01/24/2014		$13,700	13,322
3.740% due 03/01/2013	AUD	5,200	5,265

PPG Industries, Inc.
6.650% due 03/15/2018		$4,000	4,884
Puget Energy, Inc.
6.500% due 12/15/2020		2,600	2,837
Qwest Corp.
3.718% due 06/15/2013		1,500	1,502
RBS Capital Trust
4.709% due 07/01/2013 (d)		450	268
Regions Financial Corp.
7.750% due 11/10/2014		1,400	1,516
Reynolds American, Inc.
7.250% due 06/01/2013		4,000	4,223
Ryder System, Inc.
5.850% due 03/01/2014		500	538
Sealed Air Corp.
5.625% due 07/15/2013		2,300	2,386
Simon Property Group LP
6.125% due 05/30/2018		1,900	2,252
Spectra Energy Capital LLC
6.200% due 04/15/2018		1,000	1,196
SSIF Nevada LP
1.167% due 04/14/2014		10,000	9,938
State Street Capital Trust
1.468% due 06/01/2077		3,300	2,397
Time Warner Cable, Inc.
5.875% due 11/15/2040		4,100	4,611
Universal Health Services, Inc.
7.125% due 06/30/2016		1,000	1,120
WM Covered Bond Program
4.000% due 11/26/2016	EUR	17,900	24,466
4.375% due 09/16/2014		13,900	18,487

			351,578

MORTGAGE-BACKED SECURITIES 7.4%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035		$368	300
3.375% due 07/25/2035		807	623
American Home Mortgage Assets LLC
0.435% due 09/25/2046		2,056	1,067
0.475% due 09/25/2046 ^		343	43
1.067% due 11/25/2046		5,361	2,227
American Home Mortgage Investment Trust
2.237% due 09/25/2045		859	711
2.569% due 10/25/2034		951	870
Banc of America Funding Corp.
2.643% due 02/20/2036		3,030	2,790
2.836% due 11/20/2034		1,763	1,373
5.500% due 09/25/2035		6,985	6,829
5.700% due 01/20/2047		518	317
5.750% due 11/25/2035		674	678
5.925% due 10/20/2046 ^		2,407	1,489
6.000% due 08/25/2036		673	646
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		28,351	26,878
Banc of America Mortgage Securities, Inc.
2.762% due 09/25/2035		800	630
4.832% due 07/25/2035		120	108
BCAP LLC Trust
0.415% due 01/25/2037 ^		6,948	3,654
0.985% due 01/26/2047		1,692	1,286
5.250% due 02/26/2036		3,269	3,262
5.250% due 04/26/2037		3,560	3,244
5.250% due 08/26/2037		4,000	3,920
5.327% due 02/26/2036		737	649
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		5,781	5,386
2.400% due 10/25/2035		3,782	3,317
2.507% due 05/25/2033		217	216
2.570% due 03/25/2035		6,410	6,282
2.703% due 10/25/2033		362	359
2.862% due 11/25/2034		1,810	1,505
2.956% due 02/25/2034		63	58
3.078% due 03/25/2035		1,397	1,380
3.189% due 05/25/2034		271	237
3.189% due 10/25/2035		270	271
3.225% due 05/25/2034		888	865
5.145% due 08/25/2035		2,646	2,652
5.469% due 02/25/2036		901	550
5.682% due 02/25/2033		24	23
Bear Stearns Alt-A Trust
2.715% due 11/25/2035 ^		133	83
2.752% due 11/25/2036		4,494	2,478
2.821% due 02/25/2036 ^		4,955	2,233
2.828% due 11/25/2036		2,266	1,213
2.879% due 09/25/2035		3,229	2,224
4.927% due 11/25/2036		1,206	707
5.543% due 08/25/2036 ^		3,050	1,791

Bella Vista Mortgage Trust
0.494% due 05/20/2045	73	40
Chase Mortgage Finance Corp.
2.894% due 02/25/2037	1,814	1,839
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	3,190	3,104
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,685	1,577
2.340% due 09/25/2035	1,804	1,592
2.530% due 10/25/2035	6,499	5,368
2.580% due 10/25/2035	3,006	2,644
2.644% due 08/25/2035	915	861
2.674% due 07/25/2046 ^	3,364	2,067
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	1,525	1,494
Commercial Mortgage Pass-Through Certificates
0.460% due 02/05/2019	2,700	2,623
0.659% due 12/10/2046 (a)	106,550	776
3.156% due 07/10/2046	8,500	8,931
Countrywide Alternative Loan Trust
0.439% due 12/20/2046	2,804	1,518
0.445% due 05/25/2036	110	58
0.445% due 06/25/2037	2,565	1,629
0.454% due 03/20/2046	134	67
0.455% due 05/25/2035	2,458	1,425
0.455% due 07/25/2046	2,226	1,333
0.495% due 09/25/2046	1,700	151
0.505% due 07/25/2046	1,300	110
0.524% due 09/20/2046	1,700	142
0.595% due 05/25/2037 ^	1,472	737
0.595% due 06/25/2037	698	34
0.665% due 12/25/2035	504	145
1.647% due 11/25/2035	1,046	609
2.187% due 11/25/2035	831	502
5.250% due 06/25/2035	539	446
6.000% due 10/25/2032	7	7
6.000% due 01/25/2037 ^	2,877	1,950
6.000% due 04/25/2037 ^	2,311	1,407
6.250% due 08/25/2037 ^	1,036	643
6.500% due 08/25/2032	1,019	1,030
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035	169	105
0.565% due 03/25/2035	1,799	956
0.575% due 02/25/2035	147	103
0.585% due 02/25/2035	178	126
0.585% due 03/25/2036	747	225
2.595% due 02/20/2036	1,297	966
2.620% due 11/25/2034	127	105
2.902% due 08/25/2034	226	168
4.180% due 11/19/2033	40	40
4.866% due 11/20/2034	2,604	2,324
5.054% due 01/20/2035	373	292
5.304% due 04/20/2036	841	583
5.533% due 09/25/2047 ^	2,129	1,408
Credit Suisse First Boston Mortgage Securities Corp.
1.395% due 03/25/2034 ^	278	240
2.623% due 07/25/2033	69	66
2.672% due 08/25/2033	560	556
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	1,300	1,449
5.932% due 12/18/2049	6,400	7,119
6.500% due 07/26/2036	1,202	483
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	15,100	270
1.567% due 11/10/2046 (a)	38,551	2,089
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036	179	68
5.500% due 12/25/2035 ^	1,423	1,023
6.300% due 07/25/2036 ^	1,201	609
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035	2,300	2,230
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	370	338
2.658% due 08/25/2035	489	404
5.000% due 10/25/2020	273	270
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	104	94
Greenpoint Mortgage Funding Trust
0.425% due 01/25/2037	1,720	823
0.445% due 12/25/2046 ^	1,354	342
0.455% due 04/25/2036	978	484
0.465% due 06/25/2045	534	347
0.515% due 11/25/2045	103	61

Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	211	188
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	1,200	1,315
GSR Mortgage Loan Trust
1.940% due 03/25/2033	410	401
2.651% due 09/25/2035	803	785
2.659% due 09/25/2035	4,800	3,882
3.011% due 05/25/2035	653	534
Harborview Mortgage Loan Trust
0.433% due 09/19/2037	1,096	650
0.433% due 01/19/2038	5,797	3,497
0.434% due 07/21/2036	1,800	1,093
0.463% due 05/19/2035	1,318	831
0.483% due 03/19/2036	288	149
0.523% due 02/19/2036	875	480
0.593% due 01/19/2035	109	69
0.983% due 02/19/2034	7	6
3.026% due 05/19/2033	625	612
3.091% due 07/19/2035	174	126
3.093% due 07/19/2035	76	63
Homebanc Mortgage Trust
0.515% due 10/25/2035	2,827	1,980
Impac CMB Trust
0.905% due 03/25/2035	109	85
1.025% due 10/25/2034	1,006	809
Indymac Index Mortgage Loan Trust
0.455% due 05/25/2046	1,575	985
0.485% due 04/25/2035	8,231	5,654
0.485% due 06/25/2037	325	217
0.535% due 11/25/2036	1,043	276
2.668% due 12/25/2034	328	254
4.821% due 09/25/2035	601	81
5.000% due 08/25/2035	598	442
Indymac Mortgage Loan Trust
0.425% due 07/25/2047	4,751	2,372
4.933% due 11/25/2035	2,135	1,830
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	714	711
JPMorgan Chase Commercial Mortgage Securities Corp.
5.461% due 01/12/2043	2,000	2,189
JPMorgan Mortgage Trust
2.365% due 11/25/2033	347	332
2.729% due 10/25/2035	692	586
2.783% due 02/25/2036	1,855	1,377
3.164% due 07/27/2037	1,670	1,260
4.187% due 08/25/2035	1,400	1,306
Luminent Mortgage Trust
0.415% due 12/25/2036	7,054	4,128
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	497	272
0.585% due 05/25/2047	1,500	114
2.656% due 11/21/2034	2,520	2,502
MASTR Alternative Loans Trust
0.645% due 03/25/2036	621	116
Mellon Residential Funding Corp.
0.682% due 12/15/2030	9	8
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	11,076	8,137
0.495% due 08/25/2036	417	362
2.498% due 02/25/2033	241	232
2.575% due 06/25/2035	1,164	1,019
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	700	779
5.414% due 07/12/2046	700	795
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035	1,328	1,111
1.239% due 10/25/2035	2,829	2,468
1.986% due 10/25/2035	2,109	1,944
3.138% due 06/25/2037	854	745
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	315	217
5.353% due 02/25/2036 ^	471	304
5.820% due 03/25/2047	992	878
6.138% due 03/25/2047	848	751
RBSSP Resecuritization Trust
2.561% due 10/26/2036	2,893	2,907
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	2,200	980
0.425% due 06/25/2046	5,166	1,755
0.455% due 04/25/2046	126	49
0.545% due 01/25/2035	1,676	1,436
0.550% due 09/25/2046	1,857	153
5.322% due 09/25/2035	850	579
Residential Asset Securitization Trust
0.695% due 12/25/2036 ^	585	157

5.750% due 02/25/2036 ^	1,007	736
6.250% due 10/25/2036 ^	584	382
6.500% due 08/25/2036 ^	1,099	587
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	453	317
5.300% due 06/25/2035	1,201	1,088
Sequoia Mortgage Trust
0.594% due 07/20/2033	751	668
2.632% due 04/20/2035	530	508
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	149	92
1.547% due 01/25/2035	59	35
2.740% due 02/25/2034	402	391
2.802% due 04/25/2035	2,402	1,862
2.818% due 04/25/2034	1,007	897
6.000% due 10/25/2037 ^	671	313
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046	1,687	924
0.455% due 04/25/2036	601	339
0.465% due 05/25/2036	4,749	2,276
0.465% due 09/25/2047	200	80
0.475% due 05/25/2045	784	474
0.493% due 07/19/2035	6,049	5,088
0.495% due 09/25/2047	588	97
0.555% due 12/25/2035	53	28
0.823% due 07/19/2034	25	23
1.647% due 08/25/2047	2,997	1,504
Structured Asset Securities Corp.
2.201% due 05/25/2032	55	46
2.797% due 10/28/2035	773	613
5.500% due 05/25/2035	742	737
TBW Mortgage-Backed Pass-Through Certificates
5.970% due 09/25/2036	189	41
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	6,525	6,508
5.750% due 06/25/2037	25,982	23,843
UBS-Citigroup Commercial Mortgage Trust
2.718% due 01/10/2045 (a)	22,884	3,233
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	3,584	3,473
5.416% due 01/15/2045	1,100	1,231
5.922% due 06/15/2049	856	882
WaMu Mortgage Pass-Through Certificates
0.465% due 07/25/2046 ^	251	27
0.475% due 04/25/2045	1,665	1,349
0.505% due 11/25/2045	2,507	1,996
0.515% due 12/25/2045	6,931	5,514
0.525% due 11/25/2045	604	439
0.535% due 07/25/2045	1,206	985
0.535% due 10/25/2045	309	249
0.555% due 01/25/2045	319	267
0.558% due 11/25/2034	1,818	1,528
0.565% due 01/25/2045	230	193
0.678% due 11/25/2034	1,232	950
0.858% due 02/25/2047	1,855	1,124
0.898% due 01/25/2047	1,666	982
0.918% due 04/25/2047	1,125	797
0.978% due 12/25/2046	5,693	3,390
1.087% due 05/25/2046	2,110	1,654
1.127% due 06/25/2046	2,901	2,165
1.147% due 02/25/2046	386	299
1.349% due 05/25/2041	399	369
1.547% due 06/25/2042	173	141
1.547% due 08/25/2042	140	113
2.452% due 04/25/2037	2,472	1,604
2.453% due 06/25/2033	188	190
2.455% due 09/25/2033	5,614	5,660
2.483% due 03/25/2035	1,113	1,026
2.500% due 08/25/2034	1,189	1,153
2.552% due 02/25/2037 ^	1,437	930
2.578% due 03/25/2034	1,082	1,077
2.640% due 07/25/2046	2,499	1,947
2.640% due 10/25/2046	4,916	3,692
2.640% due 11/25/2046	325	244
2.640% due 12/25/2046	1,086	805
2.655% due 12/25/2036	3,086	2,130
5.057% due 12/25/2035	2,104	1,844
5.113% due 03/25/2036	2,615	2,307
5.910% due 08/25/2046	5,000	4,220
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.495% due 07/25/2046	300	56
1.092% due 07/25/2046 ^	993	375
1.117% due 05/25/2046	2,913	1,467
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033	4	3

Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	7,536	6,689
2.636% due 04/25/2036	894	858
2.661% due 10/25/2035	3,620	3,416
5.610% due 04/25/2036	594	232

		369,146

MUNICIPAL BONDS & NOTES 1.8%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,600	2,004
5.875% due 06/01/2047	7,100	5,455
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,721
7.350% due 11/01/2039	1,900	2,374
7.550% due 04/01/2039	1,000	1,287
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	10,535	13,709
7.950% due 03/01/2036	800	947
California State General Obligation Notes, Series 2009
4.850% due 10/01/2014	1,000	1,080
Centre County, Pennsylvania Hospital Authority Revenue Bonds, Series 2011
7.000% due 11/15/2046	2,700	3,195
Chicago, Illinois General Obligation Bonds, (AMBAC Insured), Series 2007
5.000% due 01/01/2039	100	105
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	3,900	4,946
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,300	2,660
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	500	582
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	3,700	3,824
4.421% due 01/01/2015	1,100	1,159
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	637
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	400	530
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	500	615
7.618% due 08/01/2040	8,100	10,178
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	5,600	6,468
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,500	5,780
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	3,590	4,021
Oakland Unified School District/Alameda County, California General Obligation Bonds, (BABs), Series 2009
9.500% due 08/01/2034	1,000	1,199
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	500	594
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,126
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	1,000	1,099
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	8,370	6,311
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	100	103
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	3,400	3,120
5.000% due 06/01/2041	770	599

		90,428

	SHARES
PREFERRED SECURITIES 0.0%
Citigroup Capital
7.875% due 10/30/2040	75,000	2,047
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	15,700	353

		2,400

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 22.1%
Fannie Mae
0.305% due 07/25/2037	$1,423	1,368
0.365% due 03/25/2034	23	23

0.395% due 08/25/2034	19	19
0.445% due 10/27/2037	7,400	7,360
0.645% due 06/25/2029	13	13
0.675% due 11/25/2040	11,686	11,701
0.695% due 11/25/2040	12,502	12,490
0.745% due 10/25/2040 - 12/25/2040	18,080	18,129
1.347% due 10/01/2044	173	177
1.353% due 06/01/2043	203	205
2.247% due 12/01/2034	80	84
2.270% due 06/01/2035	116	123
2.388% due 05/01/2026	18	19
2.474% due 03/01/2033	172	178
2.485% due 11/01/2034	2,090	2,231
2.566% due 09/01/2019	8	8
2.580% due 11/01/2015	1,949	1,998
3.490% due 12/01/2020	5,170	5,607
3.500% due 08/01/2040 - 08/01/2042	486,425	510,187
4.000% due 08/01/2040 - 08/01/2042	233,788	248,797
4.500% due 07/01/2042 - 08/01/2042	178,000	190,893
4.506% due 12/01/2036	215	227
4.838% due 09/01/2035	281	302
5.000% due 02/01/2036 - 02/01/2041	908	988
5.700% due 08/01/2018	3,665	3,946
6.000% due 04/25/2043 - 07/25/2044	1,325	1,480
6.500% due 06/25/2044	34	40
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037	1,127	1,122
Federal Housing Administration
6.896% due 07/01/2020	613	602
7.430% due 09/01/2022 - 11/01/2022	51	50
Freddie Mac
0.505% due 08/25/2031	43	41
0.592% due 12/15/2030	40	40
0.692% due 12/15/2031	82	82
0.722% due 10/15/2040	7,476	7,496
0.742% due 11/15/2040	2,883	2,888
0.842% due 12/15/2037	5,899	5,936
1.139% due 10/15/2040	2,251	2,250
1.315% due 10/25/2044	1,130	1,134
2.339% due 06/01/2024	33	36
2.521% due 09/01/2035	83	88
2.625% due 03/01/2036	268	277
4.500% due 07/15/2018	36	36
4.737% due 11/01/2035	416	445
4.958% due 10/01/2035	262	283
5.069% due 10/01/2035	386	414
5.092% due 08/01/2035	312	337
Ginnie Mae
1.625% due 10/20/2029	26	27
6.000% due 08/20/2034	5,566	6,775
NCUA Guaranteed Notes
0.610% due 11/06/2017	56,519	56,537
0.621% due 03/06/2020	2,655	2,656

		1,108,145

U.S. TREASURY OBLIGATIONS 1.4%
U.S. Treasury Bonds
3.000% due 05/15/2042	6,100	6,404
3.125% due 11/15/2041 (g)	30,100	32,419
3.750% due 08/15/2041	18,000	21,746
U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (f)(g)(h)(i)	4,282	5,380
2.500% due 01/15/2029 (f)(h)	1,928	2,683

		68,632

Total United States (Cost $2,069,275)		2,045,046

VIRGIN ISLANDS (BRITISH) 0.1%
CORPORATE BONDS & NOTES 0.1%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$2,800	2,674

Total Virgin Islands (British) (Cost $2,783)		2,674

SHORT-TERM INSTRUMENTS 8.7%
CERTIFICATES OF DEPOSIT 0.4%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$2,300	2,243

Itau Unibanco Holding S.A.
0.000% due 11/13/2012		18,500	18,501

			20,744

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		2,500	2,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $2,547. Repurchase proceeds are $2,500.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		1,041	1,041
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,065. Repurchase proceeds are $1,041.)

			3,541

MEXICO TREASURY BILLS 5.7%
4.514% due 07/12/2012 - 10/04/2012 (b)	MXN	3,853,300	287,095

U.S. TREASURY BILLS 0.6%
0.161% due 07/26/2012 - 06/27/2013 (b)(f)(h)(i)		$30,337	30,300

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.9%
PIMCO Short-Term Floating NAV Portfolio		9,493,458	95,124

Total Short-Term Instruments (Cost $446,569)			436,804

PURCHASED OPTIONS (k) 0.0%
(Cost $212)			12

Total Investments 130.3% (Cost $6,574,367)			$6,519,456
Written Options (l) (0.2%) (Premiums $14,433)			(12,459)
Other Assets and Liabilities (Net) (30.1%)			(1,503,098)

Net Assets 100.0%			$5,003,899

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $29,120 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $14,359 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.280%	06/22/2012	08/22/2012	$580	$(580)
RDR	0.260%	06/19/2012	07/10/2012	13,984	(13,985)

					$(14,565)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $14,419 at a weighted average interest rate of 0.261%.

(h)	Securities with an aggregate market value of $1,037 and cash of $13,958 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2014	130	$19
Australia Government 3-Year Bond September Futures	Short	09/2012	3,880	943
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	40	13
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	722	161
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	60	9
Canada Government 10-Year Bond September Futures	Short	09/2012	366	(507)
Euro-Bobl September Futures	Long	09/2012	297	(514)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	148	(154)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	1,627	(519)
Japan Government 10-Year Bond September Futures	Long	09/2012	420	1,357
Put Options Strike @ EUR 118.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	2,000	(2)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	4	0
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	46	18

				$824

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $14,747 and cash of $2,717 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date		Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	$	10,000	$(190)	$(84)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		543,300	(24,581)	(21,494)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	39,230,000	5,472	2,392

						$(19,299)	$(19,186)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%	$1,600	$(4)	$0	$(4)
AutoZone, Inc.	DUB	(1.000%	)	03/20/2014	0.271%	100	(2)	(2)	0
AutoZone, Inc.	GST	(1.090%	)	09/20/2018	0.825%	700	(11)	0	(11)
Avnet, Inc.	BRC	(1.000%	)	09/20/2016	1.709%	500	14	16	(2)
Bank of America Corp.	DUB	(1.000%	)	06/20/2018	2.706%	5,700	508	868	(360)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.437%	1,000	(25)	(19)	(6)
Cardinal Health, Inc.	DUB	(1.000%	)	06/20/2017	0.480%	1,000	(26)	(20)	(6)
Centex Corp.	BRC	(5.000%	)	06/20/2014	1.437%	1,000	(71)	(52)	(19)
CenturyLink, Inc.	BOA	(0.595%	)	06/20/2017	2.794%	2,800	281	0	281
CommonWealth REIT	MYC	(1.960%	)	12/20/2015	1.837%	8,250	(39)	0	(39)
Computer Sciences Corp.	BRC	(0.760%	)	03/20/2018	3.795%	750	112	0	112
Computer Sciences Corp.	GST	(1.180%	)	03/20/2018	3.795%	3,050	392	0	392
Credit Agricole S.A.	BRC	(1.000%	)	03/20/2014	2.396%	600	14	32	(18)
ERAC USA Finance LLC	GST	(0.800%	)	12/20/2017	0.968%	1,300	11	0	11
HCP, Inc.	BRC	(1.150%	)	03/20/2018	1.608%	2,900	70	0	70
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.477%	3,000	(71)	0	(71)
Jones Group, Inc.	BOA	(5.000%	)	12/20/2014	3.046%	7,800	(375)	(501)	126
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.779%	700	(18)	0	(18)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.984%	1,000	(89)	(31)	(58)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.617%	800	8	0	8
Masco Corp.	CBK	(1.910%	)	12/20/2016	2.886%	9,000	358	0	358
Masco Corp.	MYC	(0.580%	)	09/20/2012	0.665%	700	0	0	0
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.168%	2,500	(11)	0	(11)
Pearson Dollar Finance PLC	MYC	(0.540%	)	06/20/2014	0.254%	6,800	(40)	0	(40)
PPG Industries, Inc.	FBF	(0.830%	)	03/20/2018	0.736%	4,000	(22)	0	(22)
Reynolds American, Inc.	BRC	(1.200%	)	06/20/2013	0.319%	4,000	(36)	0	(36)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2014	0.832%	500	(1)	5	(6)
Santander International Debt S.A.	CBK	(1.000%	)	03/20/2015	3.955%	5,100	377	328	49
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.754%	2,300	7	0	7
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.278%	1,900	35	0	35
Spectra Energy Capital LLC	BOA	(1.000%	)	06/20/2018	1.385%	1,000	21	(20)	41
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.435%	1,000	(2)	0	(2)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.150%	3,750	7	0	7
Tyco International Ltd.	BOA	(1.000%	)	12/20/2019	1.126%	500	4	(8)	12
Universal Health Services, Inc.	BOA	(1.250%	)	06/20/2016	1.795%	1,000	20	0	20
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.826%	5,300	(11)	(45)	34
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	2.102%	600	35	0	35
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	2.102%	6,400	205	0	205
Vivendi S.A.	RYL	(3.100%	)	06/20/2013	0.826%	446	(10)	0	(10)
Whirlpool Corp.	JPM	(0.460%	)	06/20/2015	1.520%	2,200	68	0	68

							$1,683	$551	$1,132

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%		$3,500	$63	$64	$(1)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%		3,800	36	69	(33)
Australia Government Bond	BOA	1.000%	06/20/2015	0.301%		2,900	61	50	11
Australia Government Bond	CBK	1.000%	12/20/2016	0.573%		7,900	152	16	136
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		10,800	231	229	2
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		25,200	526	383	143
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		5,400	103	13	90
Australia Government Bond	FBF	1.000%	12/20/2016	0.573%		3,500	67	(16)	83
Australia Government Bond	GST	1.000%	06/20/2016	0.472%		1,700	36	41	(5)
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		5,900	113	(26)	139
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%		4,800	102	115	(13)
Australia Government Bond	MYC	1.000%	09/20/2016	0.508%		3,600	76	32	44
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		3,000	58	9	49
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		21,000	450	456	(6)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		18,800	393	235	158
Australia Government Bond	RYL	1.000%	12/20/2016	0.573%		4,800	92	(21)	113
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		5,900	123	107	16
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		3,400	65	(14)	79
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.946%		6,600	14	(117)	131
BP Capital Markets America, Inc.	MYC	1.000%	12/20/2015	0.946%		11,400	24	(261)	285
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.098%		6,300	365	0	365
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.110%		3,000	136	0	136
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.098%		3,000	166	0	166
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		8,700	(33)	0	(33)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		10,000	546	0	546
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		7,800	27	0	27
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.121%		1,600	4	0	4
China Government International Bond	BPS	1.000%	06/20/2016	0.913%		10,400	39	120	(81)
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		1,200	6	13	(7)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		7,300	49	160	(111)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%		3,900	20	41	(21)
China Government International Bond	DUB	1.000%	06/20/2016	0.913%		10,700	40	123	(83)
China Government International Bond	FBF	1.000%	06/20/2016	0.913%		7,200	26	79	(53)
China Government International Bond	GST	1.000%	12/20/2015	0.812%		600	4	13	(9)
China Government International Bond	GST	1.000%	12/20/2016	1.028%		5,900	(5)	(180)	175
China Government International Bond	JPM	1.000%	12/20/2015	0.812%		9,900	67	192	(125)
China Government International Bond	MYC	1.000%	12/20/2015	0.812%		4,600	31	89	(58)
China Government International Bond	UAG	1.000%	12/20/2015	0.812%		250	1	5	(4)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		3,800	(3)	0	(3)
France Government Bond	BOA	0.250%	06/20/2017	1.817%		27,700	(2,029)	(2,313)	284
France Government Bond	CBK	0.250%	06/20/2017	1.817%		200	(15)	(17)	2
France Government Bond	HUS	0.250%	06/20/2017	1.817%		12,500	(916)	(1,076)	160
General Electric Capital Corp.	BOA	1.000%	12/20/2012	0.569%		10,000	24	(47)	71
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.396%		4,400	150	0	150
Japan Government International Bond	FBF	1.000%	03/20/2016	0.625%		14,600	206	(103)	309
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		1,600	23	(15)	38
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		1,300	19	(9)	28
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.424%		7,500	(9)	0	(9)
Republic of Germany	BOA	0.250%	12/20/2016	0.850%		15,900	(415)	(668)	253
Republic of Germany	GST	0.250%	12/20/2016	0.850%		23,000	(601)	(1,097)	496
Republic of Germany	MYC	0.250%	12/20/2016	0.850%		17,300	(452)	(719)	267
Republic of Italy Government Bond	CBK	1.000%	06/20/2017	4.756%		6,500	(1,005)	(951)	(54)
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		5,200	(804)	(795)	(9)
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		25,800	(3,990)	(4,251)	261
Republic of Italy Government Bond	JPM	1.000%	06/20/2017	4.756%		700	(108)	(124)	16
Republic of Italy Government Bond	RYL	1.000%	06/20/2017	4.756%		700	(108)	(123)	15
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		10,000	(1,689)	(1,575)	(114)
Spain Government International Bond	JPM	1.000%	06/20/2017	5.180%		2,900	(490)	(481)	(9)
Spain Government International Bond	MYC	1.000%	06/20/2017	5.180%		10,000	(1,688)	(1,578)	(110)
Spain Government International Bond	UAG	1.000%	06/20/2017	5.180%		7,400	(1,250)	(1,221)	(29)
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.264%	JPY	20,000	(8)	(11)	3
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.467%		100,000	(51)	(99)	48
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.769%		130,000	(27)	(53)	26
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		40,000	(9)	(14)	5
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.467%		70,000	(35)	(48)	13
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.319%	EUR	24,700	(72)	(363)	291
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		13,100	(73)	(240)	167
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$5,100	107	48	59
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		2,200	47	17	30
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		3,900	83	48	35
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		23,900	504	154	350
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		1,000	22	22	0
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		20,100	424	134	290
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		17,500	385	394	(9)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		20,500	435	159	276

							$(9,144)	$(14,996)	$5,852

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$7,800	$(109)	$(213)	$104
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	15,500	(217)	(568)	351
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	7,400	(103)	(200)	97
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	7,000	(97)	(160)	63
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	7,000	(409)	(385)	(24)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	9,700	(185)	(206)	21

					$(1,120)	$(1,732)	$612

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$49,100	JPY	3,928,000	$(31)	$(284)	$253

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	11,300	$998	$(47)	$1,045
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		7,800	689	(27)	716
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	5,810,000	4,881	1,661	3,220
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		1,600,000	1,344	435	909
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	BPS		1,060,000	162	(60)	222
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		11,820,000	1,812	824	988
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		4,100,000	3,764	2,411	1,353
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	149,600	575	48	527
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		230,200	884	(253)	1,137
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		224,900	448	8	440
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		78,200	361	34	327
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		69,800	322	39	283
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		913,100	4,215	703	3,512
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		194,534	274	(208)	482
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		243,600	344	(244)	588
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		261,000	369	(186)	555
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		251,500	177	(52)	229
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		127,500	90	(32)	122
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		473,400	334	(94)	428
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		78,900	511	(161)	672
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		41,600	270	(186)	456
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		27,500	260	17	243

							$23,084	$4,630	$18,454

(k)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	CBK	JPY 88.250	07/03/2012	$48,000	$5	$0
Call - OTC USD versus JPY	MSX	90.000	07/05/2012	294,000	29	0
Call - OTC USD versus JPY	MSX	90.000	07/19/2012	700,000	70	2
Call - OTC USD versus JPY	MSX	89.500	07/31/2012	510,000	51	10

					$155	$12

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$94.063	08/06/2012	$150,000	$17	$0
Put - OTC Fannie Mae 4.000% due 08/01/2042	BRC	96.125	08/06/2012	161,000	19	0
Put - OTC Fannie Mae 4.500% due 08/01/2042	BRC	100.125	08/06/2012	176,000	21	0

					$57	$0

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$17,700	$0	$(50)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	17,700	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	9,800	0	(28)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	9,800	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	44,000	0	(301)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	44,000	0	(16)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	19,500	135	(319)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	19,500	464	(122)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	108,000	552	(1,766)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	108,000	2,933	(673)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	208,900	2,502	(5,913)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	208,900	3,918	(717)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	64,000	595	(1,047)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	64,000	1,235	(399)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	27,100	382	(767)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	27,100	450	(93)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	24,100	145	0

							$13,311	$(12,214)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN 14.300	07/12/2012	25,822	$362	$(14)
Call - OTC USD versus MXN	BPS	14.100	07/19/2012	12,150	112	(24)
Call - OTC USD versus MXN	HUS	14.100	07/19/2012	22,316	191	(43)
Call - OTC USD versus MXN	HUS	14.300	08/23/2012	22,313	326	(138)

					$991	$(219)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$5,400	$69	$(9)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	6,300	62	(17)

						$131	$(26)

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$1,000	$1,081	$(1,082)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,246		$1,248	BRC	$0	$(28)	$(28)
07/2012	CAD	1,528		1,500	FBF	0	(1)	(1)
07/2012		28,284		27,744	MSC	0	(35)	(35)
07/2012	EUR	151,941		199,293	BPS	7,271	(278)	6,993
07/2012		78,304		98,321	BRC	344	(1,126)	(782)
07/2012		111,953		141,614	DUB	910	(987)	(77)
07/2012		387,207		500,553	HUS	10,828	(336)	10,492
07/2012		111,470		142,437	JPM	2,563	(1,206)	1,357
07/2012		65		82	MSC	0	0	0
07/2012		3,748		4,951	RBC	207	0	207
07/2012		145,758		182,023	RYL	0	(2,453)	(2,453)
07/2012		35,793		46,394	UAG	1,094	0	1,094
07/2012	GBP	77,650		121,431	BPS	0	(181)	(181)
07/2012		8,427		13,025	BRC	14	(187)	(173)
07/2012		11,647		18,048	DUB	0	(193)	(193)
07/2012		6,848		10,705	FBF	0	(20)	(20)
07/2012		5,331		8,219	HUS	0	(130)	(130)
07/2012		89,229		139,334	JPM	10	(422)	(412)
07/2012		1,061		1,650	MSC	0	(11)	(11)
07/2012		28,072		43,751	RBC	0	(214)	(214)
07/2012		16,666		26,035	RYL	0	(66)	(66)
07/2012		113,028		176,406	UAG	0	(613)	(613)
07/2012	IDR	3,226,100		340	MSC	0	(3)	(3)
07/2012		3,226,100		342	UAG	0	(1)	(1)
07/2012	INR	232,997		4,811	DUB	635	0	635
07/2012	JPY	3,437,594		43,070	JPM	65	0	65
07/2012	KRW	1,208,060		1,046	BRC	0	(9)	(9)
07/2012		4,591,755		3,870	JPM	0	(137)	(137)
07/2012		8,235,406		6,938	MSC	0	(249)	(249)
07/2012	MXN	46,234		3,360	BPS	0	(99)	(99)
07/2012		379,106		27,421	HUS	0	(966)	(966)
07/2012		255,000		19,293	MSC	221	0	221
07/2012		799,257		60,741	UAG	909	0	909
07/2012		$2,089	AUD	2,077	BRC	37	0	37
07/2012		13,008	EUR	9,941	BPS	0	(427)	(427)
07/2012		146,296		110,705	BRC	0	(6,185)	(6,185)
07/2012		110,305		83,298	DUB	0	(4,881)	(4,881)
07/2012		17,096		12,992	FBF	0	(653)	(653)
07/2012		86,015		66,159	GSC	0	(2,283)	(2,283)
07/2012		26,290		19,924	JPM	0	(1,074)	(1,074)
07/2012		148		113	MSC	0	(5)	(5)
07/2012		122,050		96,889	RYL	744	(169)	575
07/2012		246,474		189,333	UAG	270	(7,119)	(6,849)
07/2012		34,573	GBP	22,049	BOA	0	(41)	(41)
07/2012		190		121	BRC	0	0	0
07/2012		45,938		29,401	DUB	163	(55)	108
07/2012		5,966		3,812	FBF	4	0	4
07/2012		2,094		1,336	HUS	0	(2)	(2)
07/2012		158,360		103,092	JPM	3,098	0	3,098
07/2012		144,406		93,305	RYL	1,723	0	1,723
07/2012		163,766		104,964	UAG	778	(154)	624
07/2012		341	IDR	3,226,100	MSC	2	0	2
07/2012		340		3,226,100	UAG	4	0	4
07/2012		65	INR	3,705	HUS	2	0	2
07/2012		4,489		229,291	JPM	0	(379)	(379)
07/2012		680,283	JPY	54,614,165	BPS	3,085	0	3,085
07/2012		346,523		27,536,128	BRC	0	(1,932)	(1,932)
07/2012		151,904		12,166,328	CBK	348	0	348
07/2012		337,900		27,042,446	DUB	473	0	473

07/2012		235,229		18,787,593	FBF	0	(116)	(116)
07/2012		43,175		3,437,594	HUS	0	(170)	(170)
07/2012		44,460		3,547,373	JPM	0	(67)	(67)
07/2012		299,329		24,039,528	UAG	1,509	0	1,509
07/2012		2,606	KRW	3,040,420	BPS	47	0	47
07/2012		2,994		3,495,196	CBK	56	0	56
07/2012		3,628		4,235,327	JPM	68	0	68
07/2012		2,895		3,264,278	UAG	0	(47)	(47)
07/2012		9,832	MXN	135,295	UAG	290	0	290
07/2012		384	MYR	1,185	JPM	0	(10)	(10)
07/2012		218	SEK	1,505	HUS	0	0	0
07/2012		12,136	ZAR	100,648	DUB	134	0	134
07/2012		13,139		108,967	JPM	144	0	144
08/2012	AUD	151,377		$151,301	BOA	0	(3,093)	(3,093)
08/2012	BRL	1,069		546	BRC	18	0	18
08/2012	DKK	2,023		341	BPS	0	(4)	(4)
08/2012	GBP	998		1,547	BRC	0	(16)	(16)
08/2012		3,383		5,305	UAG	7	0	7
08/2012	HKD	151,233		19,485	BPS	0	(12)	(12)
08/2012		216,376		27,876	CBK	0	(19)	(19)
08/2012	MXN	189,749		13,413	BRC	0	(752)	(752)
08/2012		96,868		7,303	CBK	131	(59)	72
08/2012		275,830		19,540	HUS	0	(1,042)	(1,042)
08/2012		290,000		22,453	MSC	791	0	791
08/2012		1,137,331		86,621	UAG	2,491	(719)	1,772
08/2012	NZD	193,017		151,846	HUS	0	(2,276)	(2,276)
08/2012	PLN	806		251	UAG	11	0	11
08/2012		$1,243	AUD	1,246	BRC	28	0	28
08/2012		61	CLP	30,015	MSC	0	(1)	(1)
08/2012		32,323	DKK	188,047	HUS	0	(270)	(270)
08/2012		3,957	EUR	3,170	BPS	55	0	55
08/2012		134,598	GBP	86,198	JPM	391	0	391
08/2012		42,837		27,453	UAG	156	0	156
08/2012		47,194	HKD	366,299	UAG	29	0	29
08/2012		1,003	JPY	80,000	DUB	0	(2)	(2)
08/2012		23,749	MXN	329,798	BRC	871	0	871
08/2012		27,750		386,442	HUS	1,099	0	1,099
08/2012		9,742		135,529	JPM	375	0	375
08/2012		20,312		281,585	MSC	704	0	704
08/2012		45,591		634,446	UAG	1,768	0	1,768
08/2012		247	NZD	313	FBF	3	0	3
08/2012		16,875	SEK	120,814	DUB	558	0	558
08/2012		236		1,672	FBF	5	0	5
08/2012		3,574		25,624	RYL	123	0	123
08/2012		142	SGD	176	UAG	0	(4)	(4)
09/2012	CAD	2,730		$2,677	BRC	0	0	0
09/2012		56,624		55,119	RBC	0	(401)	(401)
09/2012		8,667		8,423	UAG	0	(75)	(75)
09/2012	EUR	1,687		2,110	DUB	0	(27)	(27)
09/2012		64,754		81,296	JPM	113	(820)	(707)
09/2012		71,209		89,720	MSC	0	(457)	(457)
09/2012		8,860		11,141	UAG	0	(79)	(79)
09/2012	MXN	268,996		20,883	CBK	870	0	870
09/2012		552,500		42,943	HUS	1,837	0	1,837
09/2012		$153,500	CAD	157,783	BRC	1,207	0	1,207
09/2012		16,815		17,345	RBC	193	0	193
09/2012		4,573	EUR	3,636	BPS	32	0	32
09/2012		1,562		1,256	BRC	29	0	29
09/2012		290,059		232,486	CBK	4,355	0	4,355
09/2012		19,133		15,299	DUB	242	0	242
09/2012		64,362		51,479	FBF	830	0	830
09/2012		49,173		38,994	JPM	208	0	208
09/2012		8,714		6,914	RBC	43	(1)	42
09/2012		141,088		112,552	UAG	1,453	(8)	1,445
09/2012		1,040	KRW	1,208,060	BRC	9	0	9
10/2012	CNY	108,311		$16,982	HUS	0	(40)	(40)
10/2012		71,792		11,200	JPM	0	(83)	(83)
10/2012	INR	3,705		64	HUS	0	(2)	(2)
10/2012	MXN	670,000		51,678	UAG	1,895	0	1,895
10/2012	PHP	610		14	CBK	0	(1)	(1)
10/2012		$16,780	CNY	106,648	UAG	0	(20)	(20)
11/2012		32	TWD	934	BRC	0	0	0
01/2013	IDR	3,226,100		$330	MSC	0	(5)	(5)
02/2013	CNY	509,921		80,032	JPM	160	0	160
08/2013		$8,142	CNY	51,000	DUB	0	(197)	(197)
08/2013		5,724		36,000	RYL	0	(116)	(116)
08/2013		6,214		39,000	UAG	0	(139)	(139)
04/2014		3,903		23,750	BRC	0	(237)	(237)
04/2014		9,834		59,911	CBK	0	(587)	(587)
04/2014		4,068		24,774	GST	0	(244)	(244)
04/2014		2,602		15,833	HUS	0	(158)	(158)
04/2014		7,000		42,636	JPM	0	(420)	(420)
04/2014		14,932		91,290	RYL	0	(842)	(842)
04/2014		5,203		31,660	UAG	0	(316)	(316)
09/2015		4,590		28,183	BOA	0	(307)	(307)
09/2015		5,883		36,000	BRC	0	(412)	(412)
09/2015		13,377		81,153	CBK	0	(1,044)	(1,044)
09/2015		1,852		11,190	JPM	0	(151)	(151)
09/2015		4,440		27,317	MSC	0	(289)	(289)

						$61,140	$(51,467)	$9,673

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$49,795	$0	$49,795
Mortgage-Backed Securities	0	21,744	0	21,744
Sovereign Issues	0	43,264	0	43,264
Belgium
Sovereign Issues	0	29,233	0	29,233
Canada
Corporate Bonds & Notes	0	25,076	0	25,076
Sovereign Issues	0	73,488	0	73,488
Cayman Islands
Asset-Backed Securities	0	22,358	8,992	31,350
Corporate Bonds & Notes	0	8,083	0	8,083
Denmark
Corporate Bonds & Notes	0	810	0	810
Sovereign Issues	0	13,366	0	13,366
France
Asset-Backed Securities	0	507	0	507
Corporate Bonds & Notes	0	218,743	0	218,743
Sovereign Issues	0	406,228	0	406,228
Germany
Bank Loan Obligations	0	8,991	0	8,991
Corporate Bonds & Notes	0	402,480	0	402,480
Sovereign Issues	0	33,398	0	33,398
Ireland
Asset-Backed Securities	0	10,234	0	10,234
Corporate Bonds & Notes	0	23,422	272	23,694
Mortgage-Backed Securities	0	5,080	0	5,080
Italy
Asset-Backed Securities	0	666	0	666
Corporate Bonds & Notes	0	17,304	0	17,304
Mortgage-Backed Securities	0	6,281	0	6,281
Sovereign Issues	0	471,814	0	471,814
Japan
Corporate Bonds & Notes	0	9,521	0	9,521
Sovereign Issues	0	214,909	0	214,909
Jersey, Channel Islands
Corporate Bonds & Notes	0	8,842	0	8,842
Luxembourg
Asset-Backed Securities	0	2,900	0	2,900
Corporate Bonds & Notes	0	7,836	0	7,836
Mexico
Sovereign Issues	0	109,955	0	109,955
Netherlands
Asset-Backed Securities	0	28,780	0	28,780
Corporate Bonds & Notes	0	117,619	0	117,619
Mortgage-Backed Securities	0	2,966	0	2,966
Sovereign Issues	0	190,701	0	190,701
New Zealand
Sovereign Issues	0	157,110	0	157,110
Norway
Corporate Bonds & Notes	0	76,625	0	76,625
South Korea
Corporate Bonds & Notes	0	6,928	0	6,928
Sovereign Issues	0	638	0	638
Spain
Corporate Bonds & Notes	0	5,119	0	5,119
Sovereign Issues	0	172,027	0	172,027
Supranational
Corporate Bonds & Notes	0	155,912	0	155,912
Sweden
Corporate Bonds & Notes	0	33,338	0	33,338
Switzerland
Corporate Bonds & Notes	0	5,601	0	5,601
United Kingdom
Corporate Bonds & Notes	0	233,490	0	233,490
Mortgage-Backed Securities	0	169,858	0	169,858
Sovereign Issues	0	422,616	0	422,616
United States
Asset-Backed Securities	0	42,441	0	42,441
Bank Loan Obligations	0	12,276	0	12,276
Corporate Bonds & Notes	0	351,578	0	351,578
Mortgage-Backed Securities	0	360,696	8,450	369,146
Municipal Bonds & Notes	0	90,428	0	90,428
Preferred Securities	2,400	0	0	2,400
U.S. Government Agencies	0	1,047,178	60,967	1,108,145
U.S. Treasury Obligations	0	68,632	0	68,632
Virgin Islands (British)
Corporate Bonds & Notes	0	2,674	0	2,674
Short-Term Instruments
Certificates of Deposit	0	20,744	0	20,744
Repurchase Agreements	0	3,541	0	3,541
Mexico Treasury Bills	0	287,095	0	287,095
U.S. Treasury Bills	0	30,300	0	30,300
PIMCO Short-Term Floating NAV Portfolio	95,124	0	0	95,124
Purchased Options
Foreign Exchange Contracts	0	12	0	12
	$97,524	$6,343,251	$78,681	$6,519,456

Short Sales, at value	$0	$(1,082)	$0	$(1,082)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	9,349	0	9,349
Foreign Exchange Contracts	0	61,392	0	61,392
Interest Rate Contracts	2,520	20,846	0	23,366
	$2,520	$91,587	$0	$94,107

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,753)	0	(1,753)
Foreign Exchange Contracts	0	(51,686)	0	(51,686)
Interest Rate Contracts	(1,696)	(33,792)	(25)	(35,513)

	$(1,696)	$(87,231)	$(25)	$(88,952)

Totals	$98,348	$6,346,525	$78,656	$6,523,529

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$8,864	$0	$(6)	$14	$0	$121	$0	$0	$8,993	$119
Ireland
Corporate Bonds & Notes	270	0	0	(1)	0	3	0	0	272	3
Netherlands
Asset-Backed Securities	4,258	0	0	7	0	(175)	0	(4,090)	0	0
United States
Mortgage-Backed Securities	9,150	0	(156)	5	17	82	0	(649)	8,449	85
U.S. Government Agencies	64,079	0	(3,133)	0	0	21	0	0	60,967	20

	$86,621	$0	$(3,295)	$25	$17	$52	$0	$(4,739)	$78,681	$227
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(27)	$0	$0	$0	$0	$2	$0	$0	$(25)	$2

Totals	$86,594	$0	$(3,295)	$25	$17	$54	$0	$(4,739)	$78,656	$229

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$8,993	Benchmark Pricing	Base Price	94.97 - 95.58
Ireland
Corporate Bonds & Notes	272	Benchmark Pricing	Base Price	107.50
United States
Mortgage-Backed Securities	8,449	Third Party Vendor	Broker Quote	76.00 - 98.00
U.S. Government Agencies	652	Benchmark Pricing	Base Price	98.20 - 98.75
	60,315	Third Party Vendor	Broker Quote	99.50 - 100.05
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(25)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$78,656

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 1.4%
CORPORATE BONDS & NOTES 0.6%
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016		$300	$308
5.250% due 01/16/2014	AUD	3,300	3,474
Commonwealth Bank of Australia
3.492% due 08/13/2014		$4,300	4,547
5.750% due 12/17/2013	AUD	7,400	7,763
ING Bank Australia Ltd.
3.893% due 08/28/2013		2,000	2,051
5.750% due 06/24/2014		400	427
5.750% due 03/03/2015		3,000	3,242
Macquarie Bank Ltd.
3.300% due 07/17/2014		$1,600	1,684
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,580
5.750% due 12/19/2013	AUD	2,000	2,117
Westpac Banking Corp.
2.700% due 12/09/2014		$5,000	5,196

			32,389

MORTGAGE-BACKED SECURITIES 0.2%
Medallion Trust
0.597% due 05/25/2035		1,170	1,165
Puma Finance Ltd.
0.537% due 02/21/2038		1,621	1,563
3.990% due 08/22/2037	AUD	1,896	1,871
4.127% due 07/12/2036		813	806
Superannuation Members Home Loans Global Fund
0.748% due 03/09/2036		$2,102	2,102
Swan Trust
0.547% due 05/12/2037		134	130
Torrens Trust
4.007% due 10/19/2038	AUD	3,973	3,945

			11,582

SOVEREIGN ISSUES 0.6%
New South Wales Treasury Corp.
6.000% due 03/01/2022		15,600	18,437
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		11,600	14,939

			33,376

Total Australia (Cost $70,800)			77,347

BELGIUM 0.6%
SOVEREIGN ISSUES 0.6%
Belgium Government International Bond
2.750% due 03/05/2015		$5,000	5,077
3.500% due 06/28/2017	EUR	13,300	17,881
4.000% due 03/28/2013		6,100	7,919

Total Belgium (Cost $30,437)			30,877

CANADA 1.9%
CORPORATE BONDS & NOTES 0.6%
Agrium, Inc.
6.750% due 01/15/2019		$5,000	6,142
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		15,900	16,760
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	6,400	6,426
Master Credit Card Trust
5.297% due 08/21/2012		2,700	2,666

National Bank of Canada
1.650% due 01/30/2014		$1,700	1,730

			33,724

SOVEREIGN ISSUES 1.3%
Province of British Columbia
4.300% due 06/18/2042	CAD	3,000	3,510
Province of Ontario
2.450% due 06/29/2022		$6,200	6,139
3.150% due 06/02/2022	CAD	27,300	27,706
Province of Quebec
3.500% due 12/01/2022		12,800	13,238
4.250% due 12/01/2021		8,800	9,690
5.000% due 12/01/2041		3,000	3,730
6.000% due 10/01/2029		3,200	4,212

			68,225

Total Canada (Cost $98,570)			101,949

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.5%
Aurum CLO Ltd.
1.167% due 04/15/2014		$27	27
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		1,392	1,377
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		1,494	1,418
Denali Capital CLO Ltd.
0.838% due 08/23/2016		317	315
Duane Street CLO
0.716% due 11/08/2017		3,786	3,724
First CLO Ltd.
0.778% due 12/14/2016		100	100
Galaxy CLO Ltd.
0.706% due 04/25/2019		1,381	1,318
Hillmark Funding
0.717% due 05/21/2021		9,800	9,296
Landmark CDO Ltd.
0.767% due 06/01/2017		638	623
Mountain View Funding CLO
0.727% due 04/15/2019		1,686	1,641
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		3,600	3,485
Pacifica CDO Ltd.
0.726% due 01/26/2020		1,913	1,828
0.817% due 02/15/2017		905	897
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		228	228
Wind River CLO Ltd.
0.798% due 12/19/2016		524	511

			26,788

CORPORATE BONDS & NOTES 0.2%
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		1,470	1,547
Transocean, Inc.
4.950% due 11/15/2015		9,600	10,346

			11,893

Total Cayman Islands (Cost $37,585)			38,681

CHILE 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
2.066% due 01/19/2016		$7,400	6,993

Total Chile (Cost $7,400)			6,993

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	699	132
Realkredit Danmark A/S
1.695% due 01/01/2038		13,659	2,328

Total Denmark (Cost $2,422)			2,460

FRANCE 13.3%
ASSET-BACKED SECURITIES 0.0%
AUTO ABS SRL
0.790% due 02/25/2019	EUR	38	48
Titrisocram
1.348% due 03/25/2022		200	254

			302

CORPORATE BONDS & NOTES 4.3%
BNP Paribas Home Loan SFH
2.200% due 11/02/2015		$6,800	6,816
2.500% due 06/09/2015	EUR	200	261
3.000% due 07/23/2013		1,200	1,553
4.750% due 05/28/2013		3,800	4,979
BPCE S.A.
2.216% due 02/07/2014		$1,200	1,187
Cie de Financement Foncier S.A.
1.216% due 04/17/2014		1,800	1,752
1.625% due 07/23/2012		25,600	25,605
2.250% due 01/25/2013	EUR	11,700	14,927
2.500% due 09/16/2015		$16,100	16,231
4.500% due 01/09/2013	EUR	3,500	4,513
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$16,000	15,648
Credit Mutuel Arkea Home Loans SFH
2.500% due 06/16/2015	EUR	400	519
Dexia Credit Local S.A.
0.946% due 04/29/2014		$12,100	11,359
2.000% due 03/05/2013		26,850	26,735
2.750% due 01/10/2014		55,600	55,001
2.750% due 04/29/2014		16,100	15,810
Dexia Municipal Agency S.A.
2.750% due 01/25/2016	EUR	700	882
3.125% due 09/15/2015		12,200	15,601
GCE Covered Bonds S.A.
2.000% due 09/30/2013		100	128
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		2,900	3,845
Societe Generale S.A.
5.680% due 10/20/2014	AUD	300	288

			223,640

SOVEREIGN ISSUES 9.0%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		$2,300	2,310
3.500% due 07/01/2014		19,700	20,583
France Government Bond
3.000% due 04/25/2022	EUR	54,400	70,779
3.500% due 04/25/2020		6,100	8,377
3.500% due 04/25/2026		48,700	64,024
3.750% due 10/25/2019		7,400	10,367
4.000% due 10/25/2013		52,000	68,965
4.000% due 10/25/2038		4,800	6,520
4.250% due 04/25/2019		34,000	48,993
4.500% due 04/25/2041		16,000	23,662
4.750% due 04/25/2035		6,500	9,829
5.500% due 04/25/2029		11,200	18,030
5.750% due 10/25/2032		23,800	40,381
France Treasury Notes
1.750% due 02/25/2017		55,300	70,972

			463,792

Total France (Cost $695,733)			687,734

GERMANY 8.0%
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland GMBH
3.626% due 03/31/2014	EUR	350	444
Kabel Deutschland Holding AG
4.376% due 12/31/2016		6,800	8,674

			9,118

CORPORATE BONDS & NOTES 7.0%
FMS Wertmanagement AoR
0.741% due 01/20/2014		20,300	25,772
0.810% due 02/18/2015		42,400	53,666
2.375% due 12/15/2014		56,300	74,170
3.375% due 06/17/2021		20,900	29,250

IKB Deutsche Industriebank AG
2.125% due 09/10/2012		17,600	22,340
KFW
0.625% due 05/29/2015		29,000	36,761
1.375% due 02/21/2017		15,300	19,725
2.000% due 09/07/2016		4,300	5,712
2.750% due 09/07/2015	GBP	20,000	32,968
5.500% due 02/09/2022	AUD	20,500	22,749
6.000% due 08/20/2020		20,000	22,719
Landwirtschaftliche Rentenbank
5.500% due 03/29/2022		10,400	11,387
Unitymedia Hessen GmbH & Co. KG
8.125% due 12/01/2017	EUR	1,700	2,313

			359,532

SOVEREIGN ISSUES 0.8%
Republic of Germany
2.000% due 01/04/2022		4,400	5,805
5.625% due 01/04/2028		14,500	26,670
State of North Rhine-Westphalia
3.250% due 05/28/2014	NOK	42,500	7,251

			39,726

Total Germany (Cost $424,499)			408,376

IRELAND 1.4%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
1.413% due 08/08/2022	EUR	3,600	4,161
Magi Funding PLC
1.314% due 04/11/2021		2,881	3,436
SC Germany Auto
0.511% due 07/10/2019		81	103

			7,700

CORPORATE BONDS & NOTES 1.2%
Depfa ACS Bank
3.875% due 07/15/2013		20,800	26,700
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		25,800	35,054
RZD Capital Ltd.
5.700% due 04/05/2022		$300	315

			62,069

MORTGAGE-BACKED SECURITIES 0.1%
DECO Series
0.894% due 10/27/2019	EUR	32	38
Emerald Mortgages PLC
0.504% due 07/15/2048		616	465
Fastnet Securities PLC
0.623% due 08/10/2043		1,376	1,017
German Residential Asset Note Distributor PLC
0.981% due 07/20/2016		1,304	1,501

			3,021

Total Ireland (Cost $75,595)			72,790

ITALY 9.9%
CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.867% due 02/24/2014		$6,300	5,919
6.500% due 02/24/2021		10,300	9,026

			14,945

MORTGAGE-BACKED SECURITIES 0.2%
Argo Mortgage SRL
1.220% due 10/28/2036	EUR	12	15
Intesa Sec SpA
0.860% due 10/30/2033		9,100	10,585

			10,600

SOVEREIGN ISSUES 9.4%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		43,600	53,515

3.750% due 08/01/2015		25,300	31,624
3.750% due 08/01/2016		3,000	3,681
3.750% due 03/01/2021		8,600	9,714
3.750% due 08/01/2021		6,800	7,555
4.250% due 02/01/2019		25,500	30,550
4.250% due 09/01/2019		7,800	9,271
4.500% due 02/01/2018		8,700	10,717
4.500% due 08/01/2018		8,500	10,372
4.500% due 03/01/2019		6,600	7,972
4.750% due 09/15/2016		52,300	66,203
4.750% due 05/01/2017		16,500	20,686
5.000% due 03/01/2022		30,400	36,800
5.000% due 08/01/2034		4,700	5,118
5.000% due 08/01/2039		15,600	16,727
5.000% due 09/01/2040		8,700	9,272
5.250% due 08/01/2017		38,800	49,665
5.500% due 09/01/2022		59,800	74,488
5.750% due 02/01/2033		1,400	1,674
6.000% due 05/01/2031		6,400	7,899
Republic of Italy Government Bond
3.125% due 01/26/2015		$4,600	4,446
4.750% due 01/25/2016		5,100	5,031
5.250% due 09/20/2016		4,000	3,982
6.000% due 08/04/2028	GBP	3,500	4,706
6.875% due 09/27/2023		$3,300	3,397

			485,065

Total Italy (Cost $521,205)			510,610

JAPAN 4.0%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	70,000	857
0.775% due 04/25/2013		20,000	246
1.094% due 04/25/2013		20,000	246
1.415% due 12/24/2013		40,000	484
1.470% due 10/28/2013		20,000	244
4.500% due 03/24/2014	EUR	4,500	5,688
4.750% due 02/28/2014	JPY	60,000	762

			8,527

SOVEREIGN ISSUES 3.8%
Japan Government International Bond
0.900% due 03/20/2022		6,030,000	76,082
1.200% due 06/20/2021		870,000	11,344
2.000% due 03/20/2042		7,390,000	94,509
2.300% due 06/20/2035		60,000	825
2.400% due 03/20/2034		950,000	13,307

			196,067

Total Japan (Cost $203,694)			204,594

JERSEY, CHANNEL ISLANDS 0.0%
ASSET-BACKED SECURITIES 0.0%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	530	672

Total Jersey, Channel Islands (Cost $709)			672

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	1,651	2,057
Penta CLO S.A.
1.166% due 06/04/2024		3,002	3,457

			5,514

CORPORATE BONDS & NOTES 0.3%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$4,900	5,016
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	1,100	1,489
Tyco Electronics Group S.A.
5.950% due 01/15/2014		$2,000	2,133
6.550% due 10/01/2017		6,800	8,131

			16,769

Total Luxembourg (Cost $21,163)			22,283

MEXICO 1.9%
SOVEREIGN ISSUES 1.9%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	558,900	44,166
6.500% due 06/10/2021		484,300	39,448
6.500% due 06/09/2022		52,600	4,280
10.000% due 12/05/2024		86,700	9,123

Total Mexico (Cost $91,931)			97,017

NETHERLANDS 6.8%
ASSET-BACKED SECURITIES 0.5%
Eurocredit CDO BV
1.658% due 02/22/2020	EUR	3,194	3,915
Grosvenor Place CLO BV
0.991% due 07/20/2021		3,657	4,417
1.273% due 07/20/2021	GBP	6,129	9,179
Jubilee CDO BV
1.443% due 10/15/2019	EUR	2,602	3,218
Leopard CLO BV
1.268% due 04/07/2019		486	606
1.283% due 04/21/2020		1,930	2,348

			23,683

CORPORATE BONDS & NOTES 3.0%
ABN Amro Bank NV
3.250% due 01/18/2013		500	642
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$7,200	7,156
Bank Nederlandse Gemeenten
2.250% due 01/12/2017	EUR	400	524
Fortis Bank Nederland NV
3.375% due 05/19/2014		26,500	35,282
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,600	4,046
10.500% due 03/25/2014		1,800	2,022
ING Bank NV
1.868% due 06/09/2014		300	296
2.250% due 08/31/2015	EUR	3,900	5,111
2.500% due 01/14/2016		$14,000	14,243
3.750% due 03/07/2017		8,000	7,974
3.900% due 03/19/2014		2,600	2,730
4.000% due 03/15/2016		200	202
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	5,300	7,041
NIBC Bank NV
0.847% due 12/02/2014		$17,500	17,353
2.800% due 12/02/2014		20,650	21,439
3.500% due 04/07/2014	EUR	3,700	4,915
Rabobank Group
3.375% due 01/19/2017		$5,900	6,081
3.875% due 02/08/2022		6,300	6,427
11.000% due 06/30/2019 (d)		1,500	1,897
Royal Bank of Scotland Group PLC
6.500% due 05/17/2018	AUD	7,000	5,242
Ziggo Finance BV
6.125% due 11/15/2017	EUR	1,600	2,172

			152,795

MORTGAGE-BACKED SECURITIES 0.0%
Atomium Mortgage Finance BV
0.584% due 07/01/2034		117	141
Dutch MBS BV
0.773% due 07/02/2037		151	191
Dutch Mortgage Portfolio Loans BV
0.935% due 11/20/2035		603	758
EMF-NL
1.753% due 07/17/2041		1,200	964

Storm BV
1.856% due 04/22/2054		100	127

			2,181

SOVEREIGN ISSUES 3.3%
Netherlands Government Bond
2.250% due 07/15/2022		15,600	20,001
2.500% due 01/15/2017		11,800	15,851
3.500% due 07/15/2020		8,100	11,511
4.000% due 07/15/2018		17,100	24,749
4.000% due 07/15/2019		20,300	29,641
4.500% due 07/15/2017		46,500	68,141

			169,894

Total Netherlands (Cost $350,127)			348,553

NEW ZEALAND 3.2%
SOVEREIGN ISSUES 3.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	77,500	68,923
5.500% due 04/15/2023		28,900	27,295
6.000% due 12/15/2017		4,800	4,433
6.000% due 05/15/2021		64,600	62,262

Total New Zealand (Cost $146,386)			162,913

NORWAY 1.4%
CORPORATE BONDS & NOTES 1.4%
DNB Bank ASA
3.200% due 04/03/2017		$1,300	1,317
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	11,500	15,005
4.125% due 02/01/2013		2,000	2,584
4.625% due 07/03/2012		3,300	4,176
Eksportfinans ASA
0.661% due 04/05/2013		$500	486
0.890% due 06/16/2015	JPY	400,000	4,394
1.875% due 04/02/2013		$4,200	4,117
2.000% due 09/15/2015		6,700	6,002
2.375% due 05/25/2016		13,400	11,926
3.000% due 11/17/2014		17,800	16,876
4.750% due 06/11/2013	EUR	2,000	2,592
5.500% due 05/25/2016		$2,000	1,968
5.500% due 06/26/2017		1,000	972

Total Norway (Cost $71,632)			72,415

SOUTH AFRICA 0.3%
SOVEREIGN ISSUES 0.3%
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	101,100	13,271

Total South Africa (Cost $12,729)			13,271

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	4,200	5,490

Total South Korea (Cost $6,486)			5,490

SPAIN 3.7%
SOVEREIGN ISSUES 3.7%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	3,000	3,768
Instituto de Credito Oficial
0.716% due 01/28/2013		$18,400	17,885
2.405% due 03/25/2014	EUR	36,500	44,651
3.250% due 05/14/2013		$10,000	9,708
4.500% due 07/08/2014	EUR	5,200	6,509
Spain Government International Bond
3.625% due 06/17/2013		$38,600	37,975
3.800% due 01/31/2017	EUR	7,200	8,447
4.000% due 04/30/2020		11,600	12,778
4.200% due 01/31/2037		17,900	15,601
5.250% due 04/06/2029	GBP	1,700	2,118
5.500% due 07/30/2017	EUR	17,000	21,225
5.850% due 01/31/2022		10,200	12,437

Total Spain (Cost $207,659)			193,102

SUPRANATIONAL 4.5%
CORPORATE BONDS & NOTES 4.5%
African Development Bank
5.250% due 03/23/2022	AUD	200	221
Asian Development Bank
5.000% due 03/09/2022		500	549
Eurofima
6.250% due 12/28/2018		42,900	47,496
European Investment Bank
6.125% due 01/23/2017		9,100	9,943
6.250% due 04/15/2015		49,500	53,433
6.250% due 06/08/2021		6,300	7,019
European Union
2.500% due 12/04/2015	EUR	20,500	27,379
2.750% due 06/03/2016		26,900	36,275
3.125% due 01/27/2015		3,500	4,708
3.250% due 04/04/2018		13,200	18,251
3.500% due 06/04/2021		13,900	19,294
International Finance Corp.
5.000% due 08/03/2016	AUD	2,400	2,590
5.750% due 06/24/2014		6,600	7,083
5.750% due 07/28/2020		200	229
Nordic Investment Bank
5.000% due 04/19/2022		500	545

Total Supranational (Cost $236,648)			235,015

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Nordea Bank AB
3.125% due 03/20/2017		$9,600	9,656

Total Sweden (Cost $9,578)			9,656

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
Tyco International Ltd.
7.000% due 12/15/2019		$3,500	4,613

Total Switzerland (Cost $3,559)			4,613

UNITED KINGDOM 16.6%
CORPORATE BONDS & NOTES 5.0%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		$300	287
2.500% due 03/18/2014	EUR	500	639
3.125% due 06/30/2015		21,800	28,489
Bank of Scotland PLC
4.375% due 07/13/2016		3,000	4,162
4.500% due 10/23/2013		500	661
4.870% due 07/24/2012	AUD	7,600	7,783
5.250% due 07/24/2012		4,000	4,097
Barclays Bank PLC
2.250% due 05/10/2017		$15,000	15,023
3.625% due 04/13/2016	EUR	3,000	4,084
10.179% due 06/12/2021		$4,480	5,310
BP Capital Markets PLC
3.125% due 10/01/2015		7,900	8,407
Bradford & Bingley PLC
4.250% due 05/04/2016	EUR	10,700	14,579
Hanson Ltd.
6.125% due 08/15/2016		$2,000	2,140
HBOS PLC
6.750% due 05/21/2018		19,210	18,154
LBG Capital PLC
7.588% due 05/12/2020	GBP	2,000	2,702
7.869% due 08/25/2020		800	1,083
8.000% due 06/15/2020 (d)		$500	425
8.500% due 12/17/2021 (d)		20,900	19,468
9.334% due 02/07/2020 (h)	GBP	5,000	7,295
11.040% due 03/19/2020		4,077	6,481
11.250% due 09/14/2023		1,600	2,379
15.000% due 12/21/2019		200	379

Lloyds TSB Bank PLC
4.375% due 01/12/2015		$100	103
6.375% due 01/21/2021		200	227
12.000% due 12/16/2024 (d)		11,300	11,840
Nationwide Building Society
2.875% due 09/14/2015	EUR	3,900	5,163
3.500% due 12/07/2015		6,250	8,457
4.625% due 09/13/2012		5,100	6,504
5.500% due 07/18/2012		$28,200	28,236
Pearson Dollar Finance PLC
5.500% due 05/06/2013		2,500	2,590
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	13,700	17,636
4.960% due 10/27/2014	AUD	200	182
5.000% due 11/12/2013		$2,020	2,041
5.000% due 10/01/2014		2,000	2,009
6.666% due 10/05/2017 (d)	CAD	700	496
Santander UK PLC
1.018% due 10/10/2017	EUR	1,800	1,714
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$1,500	1,590
WPP Ltd.
6.000% due 04/04/2017	GBP	4,075	7,214
Yorkshire Building Society
3.250% due 09/22/2016	EUR	4,700	6,187

			256,216

MORTGAGE-BACKED SECURITIES 4.1%
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047		2,144	2,714
Euromaster PLC
1.151% due 06/15/2040	GBP	173	227
Eurosail PLC
0.821% due 03/13/2045	EUR	568	606
0.823% due 12/10/2044		7,911	8,127
0.902% due 12/15/2044		8,214	6,293
1.110% due 03/13/2045	GBP	158	238
1.151% due 06/10/2044		17,688	24,219
Fosse Master Issuer PLC
2.873% due 10/18/2054		15,700	24,572
Gemgarto
2.950% due 05/14/2045		200	314
Granite Mortgages PLC
1.238% due 03/20/2044		4,420	6,652
1.238% due 06/20/2044		6,338	9,548
1.278% due 09/20/2044		3,848	5,802
1.298% due 09/20/2044		166	252
Great Hall Mortgages PLC
0.598% due 06/18/2039		$2,013	1,656
0.793% due 03/18/2039	EUR	2,785	2,900
Holmes Master Issuer PLC
2.157% due 10/15/2054		11,600	14,759
Landmark Mortgage Securities PLC
1.131% due 06/17/2039	GBP	224	265
1.151% due 06/17/2038		96	130
Ludgate Funding PLC
0.813% due 01/01/2061	EUR	200	206
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	18,377	24,345
Newgate Funding PLC
0.893% due 12/01/2050	EUR	5,600	4,450
1.151% due 12/15/2050	GBP	5,000	4,396
1.262% due 12/15/2050	EUR	11,950	12,693
1.912% due 12/15/2050		2,500	1,582
1.951% due 12/15/2050	GBP	3,500	3,775
2.162% due 12/15/2050	EUR	4,100	2,122
2.201% due 12/15/2050	GBP	3,000	2,360
Opera Finance PLC
1.211% due 02/02/2017		17,220	25,090
Paragon Mortgages PLC
0.982% due 06/15/2041	EUR	200	179
1.050% due 05/15/2041		388	392
ResLoc U.K. PLC
1.171% due 12/15/2043	GBP	1,979	1,835
RMAC PLC
1.063% due 12/12/2036	EUR	216	239
RMAC Securities PLC
0.618% due 06/12/2044		$572	465
0.903% due 06/12/2044	EUR	200	139
1.141% due 06/12/2044	GBP	4,097	4,897
1.161% due 06/12/2044		10,000	11,975
Unite USAF PLC
1.095% due 03/31/2017		200	298
Uropa Securities PLC
0.918% due 10/10/2040	EUR	91	104

Windermere CMBS PLC
1.263% due 04/24/2017	GBP	2,683	3,667

			214,483

SOVEREIGN ISSUES 7.5%
United Kingdom Gilt
0.375% due 03/22/2062 (c)		7,507	13,393
3.750% due 09/07/2020		3,600	6,620
4.250% due 12/07/2027		3,400	6,620
4.250% due 06/07/2032		14,900	28,838
4.250% due 03/07/2036		8,300	16,042
4.250% due 09/07/2039 (j)		20,800	40,163
4.250% due 12/07/2040		29,900	57,720
4.250% due 12/07/2046		3,600	7,013
4.500% due 09/07/2034		10,600	21,153
4.500% due 12/07/2042		11,600	23,421
4.750% due 12/07/2030 (i)(j)		62,300	128,296
4.750% due 12/07/2038		17,900	37,328
6.000% due 12/07/2028		700	1,637

			388,244

Total United Kingdom (Cost $850,278)			858,943

UNITED STATES 35.2%
ASSET-BACKED SECURITIES 1.2%
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		$411	351
Aegis Asset-Backed Securities Trust
0.615% due 10/25/2035		4,946	4,211
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		44	36
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		221	178
Argent Securities, Inc.
1.065% due 02/25/2034		871	656
Asset-Backed Securities Corp. Home Equity
1.592% due 04/15/2033		2,360	2,010
Bear Stearns Asset-Backed Securities Trust
0.315% due 12/25/2036		143	134
0.325% due 10/25/2036		18	16
0.905% due 10/25/2032		39	33
1.045% due 10/27/2032		48	41
1.245% due 10/25/2037		118	75
BNC Mortgage Loan Trust
0.345% due 05/25/2037		1,300	1,175
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		68	66
Citigroup Mortgage Loan Trust, Inc.
0.305% due 07/25/2045		931	607
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		222	232
6.681% due 12/01/2033		138	145
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		27	27
0.325% due 10/25/2047		21	21
0.345% due 09/25/2047		24	24
0.405% due 10/25/2047		2,374	2,187
0.425% due 09/25/2036		371	340
0.545% due 08/25/2035		2,482	2,125
0.585% due 12/25/2036		1,027	427
4.740% due 10/25/2035		1,912	1,835
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		67	52
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		7	3
First Alliance Mortgage Loan Trust
0.474% due 12/20/2027		12	8
First Franklin Mortgage Loan Asset-Backed Certificates
0.305% due 10/25/2036		66	65
1.145% due 03/25/2034		3,252	2,503
Fremont Home Loan Trust
0.355% due 02/25/2036		4	4
Home Equity Asset Trust
0.305% due 05/25/2037		84	83
0.845% due 11/25/2032		2	1
JPMorgan Mortgage Acquisition Corp.
0.355% due 08/25/2036		146	48
Long Beach Mortgage Loan Trust
0.795% due 06/25/2035		1,719	1,496
0.805% due 10/25/2034		12	10
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		47	10
0.365% due 02/25/2037		78	24

Mesa Trust Asset-Backed Certificates
1.045% due 12/25/2031		255	183
New Century Home Equity Loan Trust
1.130% due 05/25/2034		3,631	2,739
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		317	253
RAAC Series
1.445% due 09/25/2047		4,580	3,754
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		115	99
Residential Asset Mortgage Products, Inc.
0.805% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		174	106
1.085% due 09/25/2034		2,065	1,207
Securitized Asset-Backed Receivables LLC
0.375% due 05/25/2037 ^		300	154
SLC Student Loan Trust
0.918% due 06/15/2017		51	51
SLM Student Loan Trust
0.466% due 07/25/2017		116	116
0.668% due 12/17/2018		9	9
0.966% due 10/25/2017		8,059	8,085
1.342% due 12/15/2021		182	182
1.966% due 04/25/2023		20,535	21,227
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		55	15
Specialty Underwriting & Residential Finance
0.595% due 09/25/2036		2,000	1,818
Structured Asset Securities Corp.
0.825% due 01/25/2033		11	10

			61,272

BANK LOAN OBLIGATIONS 0.3%
HCA, Inc.
2.495% due 11/17/2013		1,000	996
2.745% due 05/02/2016		1,875	1,842
Springleaf Finance Corp.
5.500% due 05/10/2017		12,900	12,181

			15,019

CORPORATE BONDS & NOTES 6.3%
Ally Financial, Inc.
3.868% due 06/20/2014		1,300	1,294
8.300% due 02/12/2015		6,200	6,773
Altria Group, Inc.
9.700% due 11/10/2018		8,000	11,090
American International Group, Inc.
4.250% due 09/15/2014		1,900	1,971
5.600% due 10/18/2016		1,300	1,415
6.765% due 11/15/2017	GBP	6,027	10,303
6.797% due 11/15/2017	EUR	2,565	3,562
8.000% due 05/22/2068		4,600	5,641
AutoZone, Inc.
5.875% due 10/15/2012		$2,000	2,028
6.500% due 01/15/2014		600	649
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,769
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	800	1,076
Bank of America Corp.
1.148% due 05/23/2017		7,950	8,391
5.750% due 12/01/2017		$200	214
6.500% due 08/01/2016		6,000	6,597
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,300	1,501
Black & Decker Corp.
5.750% due 11/15/2016		3,000	3,490
Boston Scientific Corp.
6.400% due 06/15/2016		4,300	4,958
Brunswick Corp.
11.750% due 08/15/2013		800	885
Burlington Northern Santa Fe LLC
5.650% due 05/01/2017		2,669	3,134
Cardinal Health, Inc.
6.000% due 06/15/2017		3,200	3,696
Citigroup, Inc.
0.746% due 11/05/2014		31,200	29,851
3.625% due 11/30/2017	EUR	8,250	8,881
6.000% due 08/15/2017		$3,000	3,291
6.393% due 03/06/2023	EUR	500	627
Cleco Power LLC
6.000% due 12/01/2040		$4,700	5,518

CNA Financial Corp.
5.850% due 12/15/2014		3,000	3,221
Computer Sciences Corp.
6.500% due 03/15/2018		4,000	4,280
General Electric Capital Corp.
3.800% due 06/18/2019		300	303
Goldman Sachs Group, Inc.
1.032% due 05/23/2016	EUR	500	575
5.250% due 07/27/2021		$5,000	5,092
6.150% due 04/01/2018		400	434
HCP, Inc.
5.650% due 12/15/2013		6,000	6,340
HSBC Finance Corp.
6.676% due 01/15/2021		200	217
HSBC USA, Inc.
2.375% due 02/13/2015		200	202
International Lease Finance Corp.
6.500% due 09/01/2014		8,800	9,328
6.625% due 11/15/2013		5,500	5,706
6.750% due 09/01/2016		7,100	7,668
JPMorgan Chase & Co.
3.450% due 03/01/2016		2,100	2,179
6.300% due 04/23/2019		1,300	1,522
JPMorgan Chase Capital
6.450% due 01/15/2087		500	502
Limited Brands, Inc.
6.900% due 07/15/2017		5,000	5,575
Loews Corp.
5.250% due 03/15/2016		1,200	1,330
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		4,000	4,098
Masco Corp.
5.875% due 07/15/2012		1,000	1,001
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	6,600	7,974
0.980% due 01/31/2014		7,100	8,647
0.980% due 08/25/2014		1,000	1,202
1.187% due 07/22/2014		12,700	15,318
6.750% due 05/21/2013		1,100	1,443
Morgan Stanley
0.975% due 11/29/2013		5,050	6,163
1.160% due 04/13/2016		1,300	1,460
1.177% due 01/16/2017		1,750	1,909
2.066% due 01/24/2014		$8,100	7,877
4.100% due 01/26/2015		300	299
6.250% due 08/28/2017		300	310
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		5,000	5,170
RBS Capital Trust
4.709% due 07/01/2013 (d)		1,560	928
Ryder System, Inc.
6.000% due 03/01/2013		5,000	5,148
Sealed Air Corp.
5.625% due 07/15/2013		12,900	13,384
Sheraton Holding Corp.
7.375% due 11/15/2015		5,000	5,744
SLM Corp.
5.125% due 08/27/2012		400	402
5.375% due 05/15/2014		600	623
Spectra Energy Capital LLC
6.200% due 04/15/2018		5,000	5,979
Union Pacific Corp.
4.163% due 07/15/2022		875	978
WM Covered Bond Program
4.375% due 09/16/2014	EUR	33,100	44,023

			323,159

MORTGAGE-BACKED SECURITIES 6.4%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035		$536	436
American Home Mortgage Assets LLC
0.435% due 05/25/2046		598	315
0.455% due 10/25/2046		2,080	974
0.475% due 09/25/2046 ^		316	40
0.847% due 02/25/2047		6,471	2,837
1.067% due 11/25/2046		9,739	4,045
Banc of America Funding Corp.
2.643% due 02/20/2036		2,375	2,187
2.836% due 11/20/2034		1,296	1,009
5.500% due 08/25/2035		4,380	4,411
5.562% due 03/20/2036		714	573
5.700% due 01/20/2047		518	317
5.925% due 10/20/2046 ^		169	105
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		33,778	32,023

Banc of America Mortgage Securities, Inc.
2.762% due 09/25/2035	177	143
3.112% due 06/25/2035	1,050	822
5.286% due 04/25/2035	1,166	1,061
BCAP LLC Trust
0.415% due 01/25/2037 ^	11,829	6,221
0.985% due 01/26/2047	1,425	1,083
5.250% due 02/26/2036	2,667	2,661
5.250% due 04/26/2037	3,372	3,073
5.250% due 08/26/2037	3,800	3,724
5.327% due 02/26/2036	737	649
5.530% due 03/26/2037	6,300	4,914
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	4,446	4,142
2.570% due 03/25/2035	3,966	3,886
2.703% due 10/25/2033	389	385
2.909% due 01/25/2035	1,324	1,105
2.956% due 02/25/2034	83	78
3.078% due 03/25/2035	813	803
3.174% due 11/25/2034	19	19
3.189% due 05/25/2034	396	346
3.189% due 10/25/2035	1,079	1,084
3.225% due 05/25/2034	580	565
4.743% due 07/25/2034	902	878
5.145% due 08/25/2035	597	599
Bear Stearns Alt-A Trust
2.665% due 01/25/2036 ^	122	61
2.715% due 11/25/2035 ^	199	124
2.752% due 11/25/2036	4,834	2,665
2.821% due 02/25/2036 ^	6,479	2,920
2.879% due 09/25/2035	5,820	4,009
2.935% due 08/25/2036 ^	435	221
3.944% due 08/25/2036 ^	1,351	395
4.927% due 11/25/2036	1,061	622
5.543% due 08/25/2036 ^	3,317	1,948
Chase Mortgage Finance Corp.
2.894% due 02/25/2037	1,865	1,890
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	2,997	2,916
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,537	1,439
2.340% due 09/25/2035	1,769	1,560
2.530% due 10/25/2035	7,090	5,856
2.600% due 05/25/2035	372	345
5.019% due 09/25/2037 ^	2,693	1,711
5.564% due 03/25/2037 ^	2,020	1,094
Commercial Mortgage Pass-Through Certificates
2.578% due 07/10/2046 (a)	38,669	2,627
2.637% due 07/10/2046 (a)	26,117	2,349
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^	1,177	678
0.424% due 02/20/2047	736	363
0.435% due 09/25/2046	1,980	1,051
0.439% due 12/20/2046	7,706	4,173
0.445% due 05/25/2036	146	78
0.454% due 03/20/2046	179	89
0.454% due 07/20/2046	1,754	655
0.455% due 07/25/2046	128	72
0.475% due 08/25/2046	420	54
0.595% due 05/25/2037 ^	1,251	627
1.147% due 12/25/2035	176	100
1.647% due 11/25/2035	795	463
2.187% due 11/25/2035	677	409
2.900% due 02/25/2037 ^	488	322
5.250% due 06/25/2035	491	406
6.000% due 10/25/2032	9	9
6.000% due 01/25/2037 ^	2,443	1,656
6.000% due 04/25/2037 ^	932	568
6.250% due 08/25/2037 ^	906	563
Countrywide Home Loan Mortgage Pass-Through Trust
0.515% due 03/25/2035	1,842	1,550
0.535% due 04/25/2035	41	26
0.565% due 03/25/2035	1,379	722
0.575% due 02/25/2035	29	21
2.530% due 02/20/2036	2,302	1,439
2.620% due 11/25/2034	2,173	1,800
2.708% due 08/25/2034	972	757
2.778% due 03/25/2037 ^	764	369
2.882% due 02/25/2047 ^	919	496
2.902% due 08/25/2034	195	145
4.180% due 11/19/2033	50	50
Credit Suisse First Boston Mortgage Securities Corp.
1.395% due 03/25/2034 ^	555	480
2.120% due 05/25/2032	14	13
2.623% due 07/25/2033	64	62
2.672% due 08/25/2033	292	289

DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	16,942	303
1.567% due 11/10/2046 (a)	43,321	2,348
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035	2,200	2,133
Downey Savings & Loan Association Mortgage Loan Trust
0.563% due 07/19/2045	355	45
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	322	295
2.658% due 08/25/2035	604	498
5.198% due 10/25/2035	627	573
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	132	125
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	87	78
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046	25	25
0.325% due 01/25/2047 ^	3	3
0.425% due 01/25/2037	1,147	549
0.455% due 04/25/2036	978	484
0.515% due 11/25/2045	206	121
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	85	75
GSR Mortgage Loan Trust
1.940% due 03/25/2033	446	437
2.651% due 09/25/2035	1,572	1,537
2.659% due 09/25/2035	700	566
2.858% due 01/25/2035	1,822	1,634
2.864% due 04/25/2035	137	124
3.011% due 05/25/2035	515	422
5.132% due 11/25/2035	2,403	2,315
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	2,514	1,391
0.433% due 09/19/2037	822	488
0.433% due 01/19/2038	2,037	1,229
0.463% due 05/19/2035	1,715	1,081
0.483% due 03/19/2036	310	160
3.026% due 05/19/2033	681	667
3.091% due 07/19/2035	349	252
Homebanc Mortgage Trust
5.533% due 04/25/2037	1,600	680
5.589% due 04/25/2037	826	716
Impac CMB Trust
1.025% due 10/25/2034	1,091	878
1.245% due 07/25/2033	82	74
Indymac Index Mortgage Loan Trust
0.435% due 04/25/2037	328	64
0.435% due 09/25/2046	6,103	3,628
0.485% due 04/25/2035	5,820	3,998
0.485% due 06/25/2037	325	217
0.495% due 02/25/2037	1,100	204
0.545% due 06/25/2037 ^	722	220
2.668% due 12/25/2034	241	186
Indymac Mortgage Loan Trust
0.545% due 11/25/2035 ^	464	221
5.072% due 11/25/2035	3,876	3,019
5.495% due 08/25/2036	1,509	1,472
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	544	541
5.550% due 10/25/2036	467	454
JPMorgan Mortgage Trust
2.365% due 11/25/2033	370	355
3.414% due 07/25/2035	672	594
5.216% due 02/25/2036	1,830	1,372
5.318% due 09/25/2035	1,169	1,027
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	3,523	1,928
0.545% due 05/25/2047	1,700	299
2.656% due 11/21/2034	252	254
MASTR Alternative Loans Trust
0.645% due 03/25/2036	556	103
Mellon Residential Funding Corp.
0.722% due 06/15/2030	93	89
2.610% due 10/20/2029	53	53
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	2,141	1,573
0.495% due 08/25/2036	319	277
2.498% due 02/25/2033	248	238
2.575% due 06/25/2035	1,164	1,019
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	700	773
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035	4,343	3,525
1.986% due 10/25/2035	4,847	4,468
Nomura Asset Acceptance Corp.
1.005% due 08/25/2034	158	135

Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035	4,009	2,857
RBSCF Trust
6.203% due 12/16/2049	4,600	5,249
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	2,849	1,269
0.425% due 06/25/2046	5,265	1,789
0.445% due 12/25/2046 ^	1,296	299
0.455% due 04/25/2046	84	33
0.515% due 05/25/2046 ^	1,073	205
0.550% due 09/25/2046	1,689	139
Residential Asset Securitization Trust
0.695% due 12/25/2036 ^	585	157
5.750% due 02/25/2036 ^	550	401
6.250% due 10/25/2036 ^	584	382
6.500% due 08/25/2036 ^	952	508
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	503	352
6.500% due 03/25/2032	119	126
Sequoia Mortgage Trust
2.632% due 04/20/2035	530	508
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030	1,250	1,276
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	415	404
2.742% due 08/25/2035	1,224	977
2.751% due 09/25/2034	195	188
2.818% due 04/25/2034	604	538
4.752% due 09/25/2036 ^	1,567	753
5.118% due 05/25/2036	1,600	1,235
Structured Asset Mortgage Investments, Inc.
0.435% due 06/25/2036	181	113
0.455% due 05/25/2046	1,173	545
0.465% due 05/25/2036	1,933	926
0.465% due 09/25/2047	6,300	2,506
0.493% due 07/19/2035	164	144
0.495% due 09/25/2047	294	48
0.505% due 05/25/2046	235	40
0.505% due 05/25/2046 ^	308	26
0.545% due 08/25/2036	1,800	354
0.555% due 12/25/2035	18	9
0.823% due 07/19/2034	32	30
1.647% due 08/25/2047	3,147	1,579
Structured Asset Securities Corp.
2.797% due 10/28/2035	773	613
5.500% due 09/25/2035	1,947	1,827
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	6,989	6,970
1.495% due 06/25/2037	3,896	3,262
3.013% due 10/25/2043	182	165
5.750% due 06/25/2037	20,298	18,810
5.800% due 03/25/2037	2,369	2,100
6.147% due 09/25/2037	748	753
UBS-Citigroup Commercial Mortgage Trust
2.718% due 01/10/2045 (a)	23,879	3,374
Wachovia Bank Commercial Mortgage Trust
5.416% due 01/15/2045	300	336
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	368	298
0.505% due 11/25/2045	4,863	3,871
0.515% due 12/25/2045	14,007	11,143
0.525% due 11/25/2045	8,243	5,996
0.535% due 07/25/2045	3,262	2,663
0.555% due 01/25/2045	791	661
0.558% due 11/25/2034	1,804	1,516
0.585% due 01/25/2045	6,260	4,936
0.858% due 03/25/2047	2,837	1,654
0.897% due 06/25/2047	674	203
0.898% due 01/25/2047	1,505	887
0.918% due 04/25/2047	6,432	4,556
0.968% due 12/25/2046	313	225
1.127% due 06/25/2046	1,773	1,323
1.147% due 02/25/2046	504	391
1.349% due 05/25/2041	8	8
2.390% due 02/27/2034	684	684
2.453% due 06/25/2033	188	190
2.524% due 04/25/2035	1,000	824
2.552% due 02/25/2037 ^	3,991	2,583
2.640% due 07/25/2046	1,573	1,226
2.640% due 10/25/2046	337	253
2.655% due 12/25/2036	6,488	4,477
2.713% due 02/25/2037	1,646	1,209
5.178% due 02/25/2037	1,613	1,134
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.495% due 07/25/2046	120	22
0.912% due 04/25/2047 ^	536	45
0.922% due 04/25/2047	967	230
0.998% due 05/25/2047	662	123
1.092% due 07/25/2046 ^	1,048	395

Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	742	584
2.622% due 03/25/2036	11,157	9,911
2.624% due 06/25/2035	898	893
2.628% due 06/25/2035	3,112	3,118
2.636% due 04/25/2036	229	220
2.652% due 10/25/2035	600	478
2.661% due 10/25/2035	796	720
4.694% due 12/25/2033	13	13
5.610% due 04/25/2036	594	232

		331,502

MUNICIPAL BONDS & NOTES 1.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	100	139
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	300	422
7.043% due 04/01/2050	100	142
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	800	628
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	3,800	4,721
7.500% due 04/01/2034	200	250
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	12,400	16,136
7.700% due 11/01/2030	1,600	1,887
7.950% due 03/01/2036	900	1,066
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	275	299
7.350% due 07/01/2035	1,300	1,512
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014	2,900	2,997
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,700	5,216
6.500% due 06/01/2023	1,255	1,210
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	100	133
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	8,000	9,846
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	200	232
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	200	238
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	100	115
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	7,400	10,794
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	141
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	6,200	6,944
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.325% due 11/01/2021	600	683
Northside Independent School District, Texas General Obligation Bonds, (BABs), (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	200	225
5.891% due 08/15/2040	300	339
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2011
5.000% due 09/01/2041	1,000	1,126
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	2,000	2,396
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	1,000	782

		70,619

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 07/30/2012 (d)	640	4,774
SLM Corp. CPI Linked Security
4.651% due 03/15/2017	20,000	473

		5,247

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 18.7%
Fannie Mae
0.345% due 01/25/2021	$23	23
0.365% due 03/25/2034	146	145
0.445% due 10/27/2037	800	796
0.545% due 03/25/2036	86	86
0.675% due 11/25/2040	11,839	11,854
0.695% due 11/25/2040	12,665	12,653
0.745% due 10/25/2040 - 12/25/2040	20,780	20,841
1.353% due 06/01/2043	138	140
2.200% due 01/01/2023	46	49
2.247% due 12/01/2034	557	587
2.268% due 08/01/2023	97	103
2.290% due 11/01/2022	14	15
2.335% due 04/01/2032	47	47
2.361% due 06/01/2035	1,059	1,107
2.485% due 11/01/2034	3,483	3,719
2.550% due 08/01/2036	299	319
2.633% due 12/01/2030	15	16
3.500% due 11/01/2021 - 08/01/2042	287,172	301,223
4.000% due 12/01/2039 - 08/01/2042	322,124	342,929
4.500% due 10/01/2033 - 08/01/2042	123,925	133,090
5.370% due 12/01/2015	2,498	2,755
6.000% due 04/25/2043 - 07/25/2044	2,267	2,534
Freddie Mac
0.592% due 12/15/2030	70	70
0.722% due 10/15/2040	8,392	8,414
0.842% due 12/15/2037	6,218	6,257
1.139% due 10/15/2040	2,080	2,079
1.315% due 10/25/2044	4,212	4,228
1.353% due 02/25/2045	309	300
1.741% due 10/25/2021 (a)	30,532	3,354
2.235% due 06/01/2022	101	102
2.521% due 09/01/2035	181	192
4.500% due 07/15/2023	78	79
6.000% due 12/01/2033	1,448	1,602
6.500% due 11/15/2023	137	144
9.050% due 06/15/2019	2	2
Ginnie Mae
1.625% due 11/20/2021 - 11/20/2030	474	491
2.000% due 07/20/2022 - 08/20/2027	54	56
2.375% due 05/20/2022 - 05/20/2030	629	653
6.000% due 08/20/2034	11,790	14,353
NCUA Guaranteed Notes
0.710% due 11/05/2020	61,310	61,329
0.800% due 12/08/2020	26,363	26,474
Small Business Administration
5.110% due 04/01/2025	146	164

		965,374

U.S. TREASURY OBLIGATIONS 0.8%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)(i)(j)	7,700	8,084
3.125% due 11/15/2041	17,100	18,417
3.750% due 08/15/2041	3,800	4,591
U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028 (g)(i)(j)	4,502	5,657
2.500% due 01/15/2029	1,928	2,683

		39,432

Total United States (Cost $1,805,954)		1,811,624

SHORT-TERM INSTRUMENTS 8.3%
CERTIFICATES OF DEPOSIT 0.5%
Intesa Sanpaolo SpA
2.375% due 12/21/2012	$5,100	4,974
Itau Unibanco Holding S.A.
0.000% due 11/13/2012	18,900	18,901

		23,875

REPURCHASE AGREEMENTS 0.3%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		6,700	6,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $6,826. Repurchase proceeds are $6,700.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		8,998	8,998
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $9,185. Repurchase proceeds are $8,998.)

			15,698

MEXICO TREASURY BILLS 4.9%
4.570% due 07/12/2012 - 10/04/2012 (b)	MXN	3,376,000	251,805

U.S. TREASURY BILLS 0.4%
0.154% due 07/05/2012 - 06/27/2013 (b)(f)(g)(i)(j)		$21,026	21,001

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 2.2%
PIMCO Short-Term Floating NAV Portfolio		11,528,166	115,512

Total Short-Term Instruments (Cost $433,602)			427,891

PURCHASED OPTIONS (l) 0.0%
(Cost $23)			0

Total Investments 124.0% (Cost $6,416,404)			$6,405,869
Written Options (m) (0.2%) (Premiums $14,407)			(12,425)
Other Assets and Liabilities (Net) (23.8%)			(1,226,083)

Net Assets 100.0%			$5,167,361

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $3,214 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(g)	Securities with an aggregate market value of $16,311 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	On June 30, 2012, securities valued at $730 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
MYI	0.000%	02/09/2012	02/07/2014	GBP	444	$(695)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,046 at a weighted average interest rate of (0.289%).

(i)	Securities with an aggregate market value of $18,102 and cash of $3,394 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor September Futures	Long	09/2014	132	$19
Australia Government 3-Year Bond September Futures	Short	09/2012	3,147	799
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	40	13
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	741	165
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	60	9
Canada Government 10-Year Bond September Futures	Short	09/2012	269	(379)
Euro-Bobl September Futures	Long	09/2012	1,683	(2,872)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	151	(141)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	1,636	(834)
Japan Government 10-Year Bond September Futures	Long	09/2012	605	1,037
Put Options Strike @ EUR 120.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	1,340	(1)
Put Options Strike @ EUR 124.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	1,429	(2)
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	196	52

				$(2,135)

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $15,991 and cash of $2,098 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		$38,900	$(740)	$(325)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		504,700	(22,835)	(19,953)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	31,110,000	4,340	1,763

						$(19,235)	$(18,515)

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Agrium, Inc.	BOA	(1.250%	)	03/20/2019	1.268%		$5,000	$4	$0	$4
AutoZone, Inc.	BOA	(1.070%	)	03/20/2014	0.277%		600	(9)	0	(9)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%		2,000	(5)	0	(5)
Avnet, Inc.	UAG	(1.530%	)	09/20/2016	1.745%		1,550	13	0	13
Black & Decker Corp.	BOA	(1.020%	)	12/20/2016	0.350%		3,000	(90)	0	(90)
Brunswick Corp.	BOA	(4.100%	)	09/20/2013	0.669%		800	(35)	0	(35)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.307%		2,669	(26)	0	(26)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.490%		1,600	(10)	11	(21)
Cardinal Health, Inc.	DUB	(0.590%	)	06/20/2017	0.490%		1,600	(8)	0	(8)
CNA Financial Corp.	BRC	(1.390%	)	12/20/2014	0.899%		3,000	(38)	0	(38)
Computer Sciences Corp.	BOA	(1.060%	)	03/20/2018	3.795%		4,000	537	0	537
Hanson Building Materials, Inc.	BRC	(5.000%	)	09/20/2016	1.680%		1,000	(136)	485	(621)
Hanson PLC	BRC	(1.000%	)	09/20/2016	1.680%		1,000	27	243	(216)
HCP, Inc.	MYC	(2.030%	)	12/20/2013	0.477%		6,000	(142)	0	(142)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.779%		700	(18)	0	(18)
Limited Brands, Inc.	BOA	(3.550%	)	09/20/2017	2.505%		1,000	(51)	98	(149)
Limited Brands, Inc.	BOA	(2.850%	)	09/20/2017	2.505%		4,000	(70)	548	(618)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.617%		1,150	12	0	12
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.372%		4,000	(63)	0	(63)
Masco Corp.	MYC	(0.580%	)	09/20/2012	0.665%		1,000	0	0	0
Newell Rubbermaid, Inc.	GST	(0.780%	)	06/20/2013	0.218%		5,000	(29)	0	(29)
Pearson Dollar Finance PLC	BRC	(0.610%	)	06/20/2013	0.168%		2,500	(11)	0	(11)
Ryder System, Inc.	CBK	(1.160%	)	03/20/2013	0.545%		5,000	(24)	0	(24)
Sealed Air Corp.	BOA	(1.135%	)	09/20/2013	0.754%		6,900	(35)	0	(35)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.754%		6,000	(23)	198	(221)
Sheraton Holding Corp.	DUB	(2.390%	)	12/20/2015	1.083%		5,000	(226)	231	(457)
Spectra Energy Capital LLC	DUB	(0.860%	)	06/20/2018	1.414%		5,000	154	0	154
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.435%		1,400	(3)	0	(3)
Tyco International Ltd.	BOA	(1.120%	)	12/20/2019	1.150%		3,500	6	0	6
Union Pacific Corp.	BOA	(1.000%	)	03/20/2016	0.307%		200	(5)	(3)	(2)
Union Pacific Corp.	BRC	(0.600%	)	03/20/2016	0.313%		800	(9)	30	(39)
Viacom, Inc.	JPM	(1.150%	)	06/20/2016	0.747%		6,400	(103)	0	(103)
WPP PLC	BRC	(3.750%	)	06/20/2017	1.168%	GBP	2,425	(467)	0	(467)
WPP PLC	JPM	(3.750%	)	06/20/2017	1.168%		1,650	(318)	0	(318)

								$(1,201)	$1,841	$(3,042)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%		$5,700	$103	$105	$(2)
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%		8,300	79	151	(72)
Australia Government Bond	BOA	1.000%	06/20/2015	0.301%		3,400	71	58	13
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		9,000	193	191	2
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		8,400	176	128	48
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		4,300	83	11	72
Australia Government Bond	GST	1.000%	06/20/2016	0.472%		2,100	45	51	(6)
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%		5,700	121	136	(15)
Australia Government Bond	MYC	1.000%	09/20/2016	0.508%		4,600	96	40	56
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		2,800	53	8	45
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		20,300	435	441	(6)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		12,800	268	157	111
Australia Government Bond	RYL	1.000%	12/20/2016	0.573%		11,900	229	24	205
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		16,800	351	277	74
BP Capital Markets America, Inc.	BRC	1.000%	12/20/2015	0.946%		6,000	13	(106)	119
California State General Obligation Bonds, Series 2003	CBK	2.950%	12/20/2020	2.098%		6,300	365	0	365
California State General Obligation Bonds, Series 2003	CBK	2.760%	03/20/2021	2.110%		4,900	222	0	222
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.098%		3,300	182	0	182
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		8,100	(31)	0	(31)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		9,700	530	0	530
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		8,000	28	0	28
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		1,300	7	14	(7)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		18,000	122	395	(273)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%		600	3	6	(3)
China Government International Bond	GST	1.000%	12/20/2015	0.812%		600	4	13	(9)
China Government International Bond	MYC	1.000%	12/20/2015	0.812%		15,400	104	299	(195)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		3,400	(3)	0	(3)
France Government Bond	CBK	0.250%	06/20/2017	1.817%		11,000	(806)	(923)	117
France Government Bond	GST	0.250%	06/20/2017	1.817%		16,800	(1,231)	(1,403)	172
France Government Bond	HUS	0.250%	06/20/2017	1.817%		9,400	(689)	(809)	120
Illinois State General Obligation Bonds, Series 2006	CBK	2.900%	03/20/2021	2.396%		4,700	160	0	160
Japan Government International Bond	FBF	1.000%	03/20/2016	0.625%		14,800	209	(104)	313
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		1,500	21	(14)	35
Japan Government International Bond	UAG	1.000%	03/20/2016	0.625%		1,300	19	(9)	28
Netherlands Government Bond	MYC	0.250%	06/20/2017	1.065%		27,500	(1,072)	(1,235)	163
Netherlands Government Bond	UAG	0.250%	06/20/2017	1.065%		8,200	(319)	(368)	49
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.424%		7,900	(10)	0	(10)
Republic of Germany	CBK	0.250%	12/20/2016	0.850%		9,000	(236)	(370)	134
Republic of Germany	GST	0.250%	12/20/2016	0.850%		28,500	(745)	(1,198)	453
Republic of Italy Government Bond	BPS	1.000%	06/20/2017	4.756%		2,300	(356)	(337)	(19)
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		2,700	(418)	(413)	(5)
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		11,600	(1,794)	(1,919)	125
Spain Government International Bond	CBK	1.000%	06/20/2017	5.180%		6,400	(1,081)	(1,010)	(71)
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		5,000	(844)	(787)	(57)
Spain Government International Bond	MYC	1.000%	06/20/2017	5.180%		9,000	(1,519)	(1,420)	(99)
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.264%	JPY	20,000	(8)	(11)	3
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.467%		100,000	(51)	(99)	48
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.769%		130,000	(27)	(53)	26
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		30,000	(6)	(10)	4
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.467%		60,000	(31)	(42)	11
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	3.264%		30,000	(12)	(25)	13
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.319%	EUR	28,300	(82)	(416)	334
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		8,200	(46)	(151)	105
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$7,900	166	75	91
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		3,100	65	23	42
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		5,600	120	69	51
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		28,800	607	187	420
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		500	11	11	0
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		22,400	472	149	323
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		19,200	422	432	(10)

							$(5,262)	$(9,781)	$4,519

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	$7,600	$(106)	$(208)	$102
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	7,900	(110)	(213)	103
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	23,200	(323)	(821)	498
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	6,600	(386)	(363)	(23)
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	13,500	(258)	(287)	29

					$(1,183)	$(1,892)	$709

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$77,040	JPY	6,394,320	$(2,919)	$46	$(2,965)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	116,015		9,200,000	1,082	73	1,009
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	50,300		4,024,000	(32)	(291)	259
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	120,500		9,600,000	577	(620)	1,197
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	115,830		9,200,000	894	(17)	911
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	115,292		9,100,000	1,522	146	1,376
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.483% based on the notional amount of currency received	02/10/2016	JPM	11,219		920,000	(376)	(3)	(373)

							$748	$(666)	$1,414

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	6,700	$592	$(36)	$628
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	11,220,000	9,422	3,208	6,214
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		2,860,000	2,402	779	1,623
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	BPS		1,000,000	154	(56)	210
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		10,000	2	1	1
Pay	6-Month JPY-LIBOR	2.000%	12/21/2041	BPS		4,400,000	4,037	2,587	1,450
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	139,800	537	45	492
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		218,700	841	(240)	1,081
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		195,800	390	7	383
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		72,500	335	32	303
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		64,900	299	36	263
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		803,400	3,708	608	3,100
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		55,900	78	(62)	140
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		44,100	63	(44)	107
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		512,500	361	(104)	465
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		144,000	101	(30)	131
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		100,200	650	(204)	854
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		49,700	322	(223)	545
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		25,600	241	15	226

							$24,535	$6,319	$18,216

(l)	Purchased options outstanding on June 30, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 09/01/2042	RYM	$93.500	09/06/2012	$100,000	$11	$0
Put - OTC Fannie Mae 4.000% due 09/01/2042	RYM	96.500	09/06/2012	100,000	12	0

					$23	$0

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$18,400	$0	$(52)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	18,400	0	(3)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	9,300	0	(26)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	9,300	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	47,000	0	(322)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	47,000	0	(17)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	18,700	129	(306)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	18,700	445	(116)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	137,200	713	(2,244)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	137,200	3,762	(855)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	224,700	2,664	(6,360)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	224,700	4,249	(771)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	24,700	348	(699)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	24,700	410	(85)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	25,700	154	0

							$12,874	$(11,857)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	$25,870	$362	$(14)
Call - OTC USD versus MXN	BPS		14.100	07/19/2012	9,390	86	(18)
Call - OTC USD versus MXN	HUS		14.100	07/19/2012	13,613	117	(27)
Call - OTC USD versus MXN	HUS		14.300	08/23/2012	21,699	317	(134)

						$882	$(193)

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC Fannie Mae 3.500% due 09/01/2042	DUB	$105.938	09/06/2012	$24,000	$499	$(345)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	$6,400	$82	$(11)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	7,100	70	(19)

						$152	$(30)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	18,272		$18,003	HUS	$0	$(670)	$(670)
07/2012		2,527		2,573	JPM	0	(9)	(9)
07/2012		39,221		38,827	MSC	0	(1,255)	(1,255)
07/2012		22,621		22,320	RYL	0	(797)	(797)
07/2012		300,500		292,598	WST	0	(14,498)	(14,498)
07/2012	CAD	30,147		29,585	FBF	0	(24)	(24)
07/2012	EUR	304,549		380,066	BPS	0	(5,341)	(5,341)
07/2012		8,026		9,990	BRC	0	(167)	(167)
07/2012		267,406		335,234	CBK	0	(3,168)	(3,168)
07/2012		1,687		2,108	DUB	0	(27)	(27)
07/2012		129,238		162,395	FBF	0	(1,155)	(1,155)
07/2012		263,810		333,797	GSC	0	(54)	(54)
07/2012		206,963		260,531	HUS	0	(1,380)	(1,380)
07/2012		259,748		324,505	JPM	0	(4,206)	(4,206)
07/2012		81,300		102,366	MSC	0	(519)	(519)
07/2012		6,323		7,958	RBC	0	(44)	(44)
07/2012		61,159		76,335	RYL	0	(1,061)	(1,061)
07/2012		125,380		156,422	UAG	0	(2,246)	(2,246)
07/2012	GBP	3,783		5,863	BRC	0	(62)	(62)
07/2012	IDR	160,910		17	MSC	0	0	0
07/2012		160,910		17	UAG	0	0	0
07/2012	INR	213,625		4,411	DUB	582	0	582
07/2012	KRW	1,093,426		946	BRC	0	(8)	(8)
07/2012		4,646,334		3,916	JPM	0	(139)	(139)
07/2012		8,538,091		7,193	MSC	0	(258)	(258)
07/2012		3,651		3	UAG	0	0	0
07/2012	MXN	35,776		2,600	BPS	0	(77)	(77)
07/2012		886,229		64,042	HUS	0	(2,330)	(2,330)
07/2012		969,000		73,315	MSC	838	0	838
07/2012	NOK	11,800		1,965	BPS	0	(17)	(17)
07/2012		11,799		1,961	HUS	0	(21)	(21)
07/2012		11,800		1,957	UAG	0	(25)	(25)
07/2012		$35,118	AUD	34,738	BRC	382	0	382
07/2012		241		244	DUB	8	0	8
07/2012		35,886		35,537	RBC	431	0	431
07/2012		554		557	RYL	15	0	15
07/2012		32,540		32,927	UAG	1,110	0	1,110
07/2012		250,913	EUR	199,669	BPS	1,768	0	1,768
07/2012		716,799		577,063	BRC	13,479	(5)	13,474
07/2012		112,989		90,673	CBK	1,758	0	1,758
07/2012		795,113		638,627	DUB	13,069	0	13,069
07/2012		16,709		13,368	RBC	208	0	208
07/2012		245,501		196,036	UAG	2,583	0	2,583
07/2012		1,911	GBP	1,211	GSC	0	(15)	(15)
07/2012		4,043		2,572	HUS	0	(15)	(15)
07/2012		17	IDR	160,910	MSC	0	0	0
07/2012		17		160,910	UAG	0	0	0
07/2012		134	INR	7,642	HUS	3	0	3
07/2012		4,033		205,983	JPM	0	(341)	(341)
07/2012		5,674	KRW	6,619,856	BPS	103	0	103
07/2012		3,528		4,118,587	CBK	66	0	66
07/2012		3,035		3,543,059	JPM	57	0	57
07/2012		6,684	MXN	91,971	UAG	197	0	197
07/2012		137	MYR	423	JPM	0	(4)	(4)
07/2012		16,169	ZAR	134,046	BRC	172	0	172
07/2012		8,870		73,562	JPM	97	0	97
07/2012	ZAR	108,348		$12,772	CBK	0	(436)	(436)
08/2012	BRL	1,488		761	BRC	25	0	25
08/2012	EUR	572,245		710,910	BRC	0	(13,437)	(13,437)
08/2012		572,245		712,348	DUB	0	(12,000)	(12,000)
08/2012		22,610		28,194	JPM	0	(426)	(426)
08/2012	HKD	317,740		40,938	BPS	0	(25)	(25)
08/2012	JPY	5,400,000		67,886	FBF	286	0	286

08/2012	MXN	682,554		49,140	BRC	0	(1,814)	(1,814)
08/2012		280,693		19,950	CBK	0	(1,005)	(1,005)
08/2012		342,860		24,432	HUS	0	(1,155)	(1,155)
08/2012		199,144		14,880	MSC	314	(307)	7
08/2012		749,158		57,316	UAG	1,737	(308)	1,429
08/2012	NZD	199,580		157,010	HUS	0	(2,353)	(2,353)
08/2012	PLN	806		251	UAG	11	0	11
08/2012	SGD	49		39	UAG	1	0	1
08/2012	$	64	CLP	31,472	MSC	0	(1)	(1)
08/2012		4,251	DKK	24,729	HUS	0	(35)	(35)
08/2012		9,340	EUR	7,490	JPM	141	0	141
08/2012		3,048		2,407	UAG	0	(1)	(1)
08/2012		40,918	HKD	317,584	UAG	25	0	25
08/2012		68,231	JPY	5,398,931	RYL	0	(645)	(645)
08/2012		3,182	MXN	44,647	BRC	151	0	151
08/2012		1,257		17,614	CBK	58	0	58
08/2012		15,272		212,163	HUS	566	0	566
08/2012		13,387		186,132	JPM	509	0	509
08/2012		41,574		578,109	MSC	1,579	0	1,579
08/2012		57,782		802,819	UAG	2,146	0	2,146
09/2012	CAD	8,507	$	8,342	BRC	0	0	0
09/2012		25,410		24,708	UAG	0	(207)	(207)
09/2012	GBP	42,674		66,493	BPS	0	(329)	(329)
09/2012		133,189		207,350	BRC	8	(1,213)	(1,205)
09/2012		234,563		362,235	FBF	0	(5,057)	(5,057)
09/2012		1,226		1,927	JPM	7	0	7
09/2012		824		1,281	MSC	0	(9)	(9)
09/2012		18,660		29,101	RBC	0	(118)	(118)
09/2012		8,847		13,811	UAG	0	(42)	(42)
09/2012	JPY	13,055,988		162,419	BPS	0	(1,068)	(1,068)
09/2012		9,814		124	DUB	1	0	1
09/2012		1,421,926		18,091	FBF	285	0	285
09/2012		3,935,850		49,580	JPM	296	0	296
09/2012		2,716,410		34,272	RYL	257	0	257
09/2012	MXN	377,000		29,302	HUS	1,253	0	1,253
09/2012	$	120	CAD	122	JPM	0	0	0
09/2012		15,949		16,452	RBC	183	0	183
09/2012		4,593	GBP	2,964	BRC	49	0	49
09/2012		24,116		15,505	DUB	162	0	162
09/2012		2,533		1,619	FBF	2	0	2
09/2012		2,997		1,926	JPM	19	0	19
09/2012		67,766		43,848	RBC	894	0	894
09/2012		2,987		1,925	RYL	27	0	27
09/2012		144,488		93,260	UAG	1,544	0	1,544
09/2012		33,689	JPY	2,635,976	BPS	0	(681)	(681)
09/2012		49,469		3,892,149	BRC	0	(731)	(731)
09/2012		22,719		1,785,340	DUB	0	(363)	(363)
09/2012		4,282		340,766	GSC	0	(15)	(15)
09/2012		16,271		1,294,503	MSC	0	(61)	(61)
09/2012		942	KRW	1,093,426	BRC	8	0	8
10/2012	CNY	88,048	$	13,805	HUS	0	(32)	(32)
10/2012		68,587		10,700	JPM	0	(79)	(79)
10/2012	INR	7,642		132	HUS	0	(4)	(4)
10/2012	MXN	370,000		28,538	UAG	1,046	0	1,046
10/2012	PHP	1,799		41	CBK	0	(2)	(2)
10/2012	$	23,427	CNY	148,890	UAG	0	(28)	(28)
11/2012	EUR	26,802	$	33,998	CBK	28	0	28
11/2012		35,128		44,785	DUB	262	0	262
11/2012		41,744		52,678	FBF	86	(316)	(230)
11/2012		95,534		121,373	UAG	577	(287)	290
11/2012	$	56	TWD	1,640	BRC	0	0	0
01/2013		16	IDR	160,910	MSC	0	0	0
02/2013	CNY	487,918	$	76,578	JPM	153	0	153
05/2013	EUR	29,791		37,653	BOA	0	(203)	(203)
05/2013		41,483		53,189	BRC	474	0	474
05/2013		58,120		74,582	DUB	727	0	727
05/2013		32,989		42,024	FBF	103	0	103
05/2013		36,823		46,605	UAG	0	(189)	(189)
08/2013	$	9,898	CNY	62,000	DUB	0	(240)	(240)
08/2013		6,995		44,000	RYL	0	(141)	(141)
08/2013		7,647		48,000	UAG	0	(170)	(170)
04/2014		3,329		20,257	BRC	0	(202)	(202)
04/2014		6,958		42,376	CBK	0	(417)	(417)
04/2014		2,550		15,529	GST	0	(153)	(153)
04/2014		2,220		13,509	HUS	0	(135)	(135)
04/2014		4,437		27,025	JPM	0	(266)	(266)
04/2014		7,513		45,887	RYL	0	(431)	(431)
04/2014		4,438		27,005	UAG	0	(270)	(270)
09/2015		1,350		8,289	BOA	0	(90)	(90)
09/2015		4,119		25,039	BRC	0	(314)	(314)
09/2015		16,145		97,612	CBK	0	(1,311)	(1,311)
09/2015		3,907		23,610	JPM	0	(319)	(319)
09/2015		1,300		7,998	MSC	0	(84)	(84)

						$52,926	$(89,463)	$(36,537)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$32,389	$0	$32,389
Mortgage-Backed Securities	0	11,582	0	11,582
Sovereign Issues	0	33,376	0	33,376
Belgium
Sovereign Issues	0	30,877	0	30,877
Canada
Corporate Bonds & Notes	0	33,724	0	33,724
Sovereign Issues	0	68,225	0	68,225
Cayman Islands
Asset-Backed Securities	0	17,492	9,296	26,788
Corporate Bonds & Notes	0	11,893	0	11,893
Chile
Corporate Bonds & Notes	0	6,993	0	6,993
Denmark
Corporate Bonds & Notes	0	2,460	0	2,460
France
Asset-Backed Securities	0	302	0	302
Corporate Bonds & Notes	0	223,640	0	223,640
Sovereign Issues	0	463,792	0	463,792
Germany
Bank Loan Obligations	0	9,118	0	9,118
Corporate Bonds & Notes	0	359,532	0	359,532
Sovereign Issues	0	39,726	0	39,726
Ireland
Asset-Backed Securities	0	7,700	0	7,700
Corporate Bonds & Notes	0	62,069	0	62,069
Mortgage-Backed Securities	0	3,021	0	3,021
Italy
Corporate Bonds & Notes	0	14,945	0	14,945
Mortgage-Backed Securities	0	10,600	0	10,600
Sovereign Issues	0	485,065	0	485,065
Japan
Corporate Bonds & Notes	0	8,527	0	8,527
Sovereign Issues	0	196,067	0	196,067
Jersey, Channel Islands
Asset-Backed Securities	0	0	672	672
Luxembourg
Asset-Backed Securities	0	5,514	0	5,514
Corporate Bonds & Notes	0	16,769	0	16,769
Mexico
Sovereign Issues	0	97,017	0	97,017
Netherlands
Asset-Backed Securities	0	23,683	0	23,683
Corporate Bonds & Notes	0	152,795	0	152,795
Mortgage-Backed Securities	0	2,181	0	2,181
Sovereign Issues	0	169,894	0	169,894
New Zealand
Sovereign Issues	0	162,913	0	162,913
Norway
Corporate Bonds & Notes	0	72,415	0	72,415
South Africa
Sovereign Issues	0	13,271	0	13,271
South Korea
Corporate Bonds & Notes	0	5,490	0	5,490
Spain
Sovereign Issues	0	193,102	0	193,102
Supranational
Corporate Bonds & Notes	0	235,015	0	235,015
Sweden
Corporate Bonds & Notes	0	9,656	0	9,656
Switzerland
Corporate Bonds & Notes	0	4,613	0	4,613
United Kingdom
Corporate Bonds & Notes	0	256,216	0	256,216
Mortgage-Backed Securities	0	214,483	0	214,483
Sovereign Issues	0	388,244	0	388,244
United States
Asset-Backed Securities	0	61,272	0	61,272
Bank Loan Obligations	0	15,019	0	15,019
Corporate Bonds & Notes	0	323,159	0	323,159
Mortgage-Backed Securities	0	318,708	12,794	331,502
Municipal Bonds & Notes	0	70,619	0	70,619
Preferred Securities	473	0	4,774	5,247
U.S. Government Agencies	0	877,571	87,803	965,374
U.S. Treasury Obligations	0	39,432	0	39,432
Short-Term Instruments
Certificates of Deposit	0	23,875	0	23,875
Repurchase Agreements	0	15,698	0	15,698
Mexico Treasury Bills	0	251,805	0	251,805
U.S. Treasury Bills	0	21,001	0	21,001
PIMCO Short-Term Floating NAV Portfolio	115,512	0	0	115,512
	$115,985	$6,174,545	$115,339	$6,405,869

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	6,870	0	6,870
Foreign Exchange Contracts	0	57,678	0	57,678
Interest Rate Contracts	2,094	19,979	0	22,073
	$2,094	$84,527	$0	$86,621

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,684)	0	(4,684)
Foreign Exchange Contracts	0	(92,994)	0	(92,994)
Interest Rate Contracts	(4,229)	(32,480)	(30)	(36,739)

	$(4,229)	$(130,158)	$(30)	$(134,417)

Totals	$113,850	$6,128,914	$115,309	$6,358,073

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$10,873	$84	$(456)	$18	$5	$149	$0	$(1,377)	$9,296	$149
Jersey, Channel Islands
Asset-Backed Securities	805	0	(95)	0	(3)	(35)	0	0	672	(35)
United States
Mortgage-Backed Securities	13,330	0	(146)	9	15	235	0	(649)	12,794	236
Preferred Securities	4,791	0	0	0	0	(17)	0	0	4,774	(17)
U.S. Government Agencies	89,796	0	(2,010)	0	0	17	0	0	87,803	19

	$119,595	$84	$(2,707)	$27	$17	$349	$0	$(2,026)	$115,339	$351

Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	$(32)	$0	$0	$0	$0	$2	$0	$0	$(30)	$2

Totals	$119,563	$84	$(2,707)	$27	$17	$351	$0	$(2,026)	$115,309	$353

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Cayman Islands
Asset-Backed Securities	$9,296	Benchmark Pricing	Base Price	94.97
Jersey, Channel Islands
Asset-Backed Securities	672	Benchmark Pricing	Base Price	100.40
United States
Mortgage-Backed Securities	12,794	Third Party Vendor	Broker Quote	76.00 - 98.00
Preferred Securities	4,774	Benchmark Pricing	Base Price	7,467.85
U.S. Government Agencies	87,803	Third Party Vendor	Broker Quote	100.03 - 100.42

Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	(30)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$115,309

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental Advantage Total Return Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.1%
Springleaf Finance Corp.
5.500% due 05/10/2017		$14,600	$13,787

Total Bank Loan Obligations (Cost $14,540)			13,787

CORPORATE BONDS & NOTES 26.1%
BANKING & FINANCE 18.0%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		3,800	3,638
Ally Financial, Inc.
8.000% due 11/01/2031		4,000	4,638
Banco Santander Brasil S.A.
4.500% due 04/06/2015		800	804
Bank of America Corp.
6.000% due 09/01/2017		370	400
Barclays Bank PLC
10.000% due 05/21/2021	GBP	1,209	2,079
10.179% due 06/12/2021		$3,000	3,556
14.000% due 06/15/2019 (d)	GBP	1,000	1,785
BBVA Bancomer S.A.
4.500% due 03/10/2016		$2,000	2,020
6.500% due 03/10/2021		4,100	4,162
Bear Stearns Cos. LLC
6.400% due 10/02/2017		250	289
7.250% due 02/01/2018		19,300	23,112
BPCE S.A.
2.375% due 10/04/2013		1,300	1,279
5.250% due 07/30/2014 (d)	EUR	2,000	1,683
Capital One Capital
10.250% due 08/15/2039		$7,100	7,278
Citigroup, Inc.
4.750% due 02/10/2019	EUR	2,000	2,208
6.125% due 11/21/2017		$3,600	3,995
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		3,800	4,018
DNB Bank ASA
3.200% due 04/03/2017		1,600	1,621
Export-Import Bank of Korea
4.125% due 09/09/2015		5,900	6,284
5.875% due 01/14/2015		3,000	3,292
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,500	2,522
8.000% due 06/01/2014		200	222
Goldman Sachs Group, Inc.
3.300% due 05/03/2015		700	700
6.125% due 02/14/2017	GBP	300	499
GSPA Monetization Trust
6.422% due 10/09/2029		$137	131
HSBC Bank USA N.A.
6.000% due 08/09/2017		2,400	2,673
HSBC Finance Capital Trust
5.911% due 11/30/2035		6,200	5,851
ICICI Bank Ltd.
5.500% due 03/25/2015		5,000	5,123
ING Bank NV
1.868% due 06/09/2014		5,000	4,935
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	2,300	2,897
1.266% due 01/24/2014		$5,600	5,617
LBG Capital PLC
8.000% due 06/15/2020 (d)		1,400	1,190
8.500% due 12/17/2021 (d)		700	652
Lloyds TSB Bank PLC
4.875% due 01/21/2016		3,800	3,994
Macquarie Bank Ltd.
3.300% due 07/17/2014		8,600	9,050
Macquarie Group Ltd.
7.300% due 08/01/2014		3,100	3,302
Merrill Lynch & Co., Inc.
0.968% due 08/09/2013	EUR	7,900	9,829
0.973% due 05/30/2014		1,900	2,296
6.875% due 04/25/2018		$6,500	7,285
MetLife of Connecticut Institutional Funding Ltd.
1.147% due 02/05/2016	EUR	300	359
National Bank of Canada
2.200% due 10/19/2016		$900	940

Nationwide Building Society
6.250% due 02/25/2020		4,300	4,648
Northern Rock Asset Management PLC
5.625% due 06/22/2017		3,800	4,161
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,094
Principal Life Income Funding Trusts
5.550% due 04/27/2015		900	994
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		800	824
Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (d)		3,225	3,322
Royal Bank of Scotland Group PLC
2.027% due 03/30/2015 (m)	CAD	5,700	4,650
4.875% due 08/25/2014		$200	206
6.990% due 10/05/2017 (d)		7,100	5,538
SLM Corp.
8.450% due 06/15/2018		100	113
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		900	884
Societe Generale S.A.
1.519% due 04/11/2014		11,600	11,232
5.922% due 04/05/2017 (d)		2,800	1,904
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	10,000	11,263
6.900% due 12/15/2017		$175	141
State Bank of India
4.500% due 07/27/2015		4,800	4,885
State Street Capital Trust
1.468% due 06/01/2077		3,000	2,179
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017		4,971	5,130
Temasek Financial Ltd.
4.300% due 10/25/2019		1,000	1,123
UBS AG
1.466% due 01/28/2014		1,000	995
5.750% due 04/25/2018		400	444
USB Capital
3.500% due 07/30/2012 (d)		8,900	6,861

			220,799

INDUSTRIALS 5.1%
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019		4,700	5,561
CNOOC Finance Ltd.
3.875% due 05/02/2022		6,400	6,638
Codelco, Inc.
7.500% due 01/15/2019		300	382
CSN Islands Corp.
6.875% due 09/21/2019		1,100	1,204
CSN Resources S.A.
6.500% due 07/21/2020		2,900	3,156
DISH DBS Corp.
7.750% due 05/31/2015		1,200	1,338
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		5,000	5,251
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,500	1,562
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		5,000	4,775
HCA, Inc.
7.875% due 02/15/2020		2,800	3,122
Noble Group Ltd.
4.875% due 08/05/2015		1,200	1,212
6.750% due 01/29/2020		12,100	11,737
Norfolk Southern Corp.
5.750% due 04/01/2018		3,600	4,278
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	200	336
Petrobras International Finance Co.
5.875% due 03/01/2018		$2,300	2,562
8.375% due 12/10/2018		2,400	3,007
Quicksilver Resources, Inc.
11.750% due 01/01/2016		1,100	1,077
Transocean, Inc.
4.950% due 11/15/2015		1,700	1,832
Vale Overseas Ltd.
5.625% due 09/15/2019		3,100	3,454

			62,484

UTILITIES 3.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,800	6,135
7.700% due 08/07/2013		2,400	2,543
8.700% due 08/07/2018		400	500

Duquesne Light Holdings, Inc.
6.400% due 09/15/2020	8,500	9,643
EDF S.A.
5.500% due 01/26/2014	300	318
6.500% due 01/26/2019	300	354
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	2,000	2,115
7.343% due 04/11/2013	100	104
8.146% due 04/11/2018	600	717
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,600	1,672
Petroleos Mexicanos
5.500% due 06/27/2044	300	308
6.000% due 03/05/2020	3,700	4,298
8.000% due 05/03/2019	1,100	1,403
Qtel International Finance Ltd.
3.375% due 10/14/2016	200	208
4.750% due 02/16/2021	500	534
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	700	757
TNK-BP Finance S.A.
7.250% due 02/02/2020	2,500	2,820
7.500% due 07/18/2016	2,300	2,567

		36,996

Total Corporate Bonds & Notes (Cost $314,557)		320,279

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023	3,200	3,133

Total Convertible Bonds & Notes (Cost $2,899)		3,133

MUNICIPAL BONDS & NOTES 5.1%
ALASKA 0.2%
Northern Tobacco Securitization Corp., Alaska Revenue Bonds, Series 2006
5.000% due 06/01/2046	2,600	1,964

CALIFORNIA 3.2%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,300	1,637
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	2,180	2,756
6.907% due 10/01/2050	1,600	2,252
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,346
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	125
7.550% due 04/01/2039	100	129
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	3,500	4,555
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,397
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	4,000	5,267
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,600	2,307
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	1,200	1,556
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,300	1,590
5.813% due 06/01/2040	5,700	6,885
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,187
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	500	574
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	2,500	2,855
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	600	608

		38,359

ILLINOIS 0.3%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,200	1,336

Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	100	111
6.899% due 12/01/2040	1,600	1,906
Regional Transportation Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 07/01/2025	500	553

		3,906

NEW JERSEY 0.1%
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	100	92
5.000% due 06/01/2041	1,900	1,477

		1,569

NEW YORK 0.4%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,000	1,325
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,600	1,828
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,600	1,941

		5,094

OHIO 0.9%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,026
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	7,800	5,992

		11,018

Total Municipal Bonds & Notes (Cost $51,405)		61,910

U.S. GOVERNMENT AGENCIES 58.6%
Fannie Mae
0.500% due 07/02/2015	3,700	3,698
1.125% due 04/27/2017	2,100	2,123
1.375% due 11/15/2016 (i)	200	205
2.090% due 07/01/2035	869	909
2.298% due 03/01/2034	757	804
2.322% due 12/01/2034	924	981
3.000% due 07/01/2027	35,000	36,684
3.500% due 11/01/2025 - 08/01/2042	186,071	195,584
3.820% due 09/01/2021	4,910	5,419
4.000% due 09/01/2013 - 07/01/2027	22,112	23,525
4.500% due 04/01/2018 - 06/25/2041	38,030	41,457
5.000% due 02/13/2017 - 07/01/2042	1,053	1,203
5.500% due 05/01/2023 - 07/01/2042	269,611	294,163
6.000% due 05/01/2036 - 08/01/2042	23,199	25,546
6.500% due 09/01/2036	1,253	1,434
Freddie Mac
1.000% due 06/29/2017	1,100	1,105
1.250% due 05/12/2017	700	710
1.750% due 05/30/2019	1,300	1,333
2.000% due 08/25/2016 (i)	200	210
3.750% due 03/27/2019	100	116
4.000% due 12/15/2040 - 07/15/2041	60,967	65,676
5.500% due 07/01/2036 - 03/01/2040	8,426	9,173
6.500% due 05/01/2035	1,805	2,066
Small Business Administration
5.490% due 03/01/2028	313	357
6.020% due 08/01/2028	3,362	3,935

Total U.S. Government Agencies (Cost $694,449)		718,416

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.000% due 05/15/2042 (i)	11,400	11,968
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (i)	208	217
0.125% due 04/15/2017 (f)(h)(i)	1,317	1,392
0.750% due 02/15/2042	5,394	5,692
1.375% due 07/15/2018 (i)	213	244
1.625% due 01/15/2018 (i)	220	251
2.000% due 01/15/2026	4,986	6,378
2.125% due 01/15/2019 (h)(i)	214	257
3.625% due 04/15/2028 (h)	3,559	5,502
U.S. Treasury Notes
0.625% due 05/31/2017 (h)(i)	300	299
0.750% due 06/30/2017 (a)(f)(i)	3,800	3,806
1.000% due 06/30/2019 (a)	1,100	1,092
1.375% due 12/31/2018	4,431	4,534
3.375% due 11/15/2019	1,100	1,274

Total U.S. Treasury Obligations (Cost $43,108)		42,906

MORTGAGE-BACKED SECURITIES 13.2%
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	749	948
2.089% due 05/16/2047		8,100	10,289
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$1,216	1,153
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049		7,100	8,060
Bear Stearns Commercial Mortgage Securities
5.201% due 12/11/2038		3,400	3,864
Chase Mortgage Finance Corp.
5.817% due 09/25/2036		4,359	3,786
Countrywide Home Loan Mortgage Pass-Through Trust
6.000% due 02/25/2037		5,298	4,338
European Loan Conduit
0.840% due 05/15/2019	EUR	460	499
First Horizon Asset Securities, Inc.
2.626% due 05/25/2034		$197	192
Granite Master Issuer PLC
0.344% due 12/20/2054		2,950	2,839
0.951% due 12/20/2054	GBP	2,987	4,467
Granite Mortgages PLC
0.939% due 09/20/2044	EUR	286	350
1.121% due 01/20/2044		282	347
1.298% due 09/20/2044	GBP	2,296	3,476
1.393% due 01/20/2044		446	672
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	4,000	5,085
JPMorgan Alternative Loan Trust
6.050% due 11/25/2036		$5,690	3,433
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		6,516	7,385
5.440% due 06/12/2047		2,300	2,610
5.447% due 06/12/2047		5,258	5,555
JPMorgan Mortgage Trust
3.164% due 07/27/2037		1,759	1,327
5.314% due 07/25/2035		5,304	5,256
5.435% due 04/25/2036		22,374	17,783
5.750% due 01/25/2036		192	178
Merrill Lynch Mortgage Trust
5.803% due 05/12/2039		1,107	1,135
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		600	683
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		997	862
RBSSP Resecuritization Trust
0.495% due 02/26/2037		7,288	5,967
Sequoia Mortgage Trust
5.371% due 09/20/2046		2,499	1,943
Structured Asset Securities Corp.
5.500% due 09/25/2035		3,309	3,106
Thornburg Mortgage Securities Trust
1.906% due 03/25/2044		2,752	2,595
2.141% due 12/25/2044		3,501	3,537
Titan Europe PLC
1.294% due 10/23/2016	GBP	17,623	23,874
WaMu Mortgage Pass-Through Certificates
2.450% due 01/25/2035		$1,567	1,528
5.056% due 06/25/2037		2,507	1,770
Wells Fargo Mortgage-Backed Securities Trust
2.623% due 12/25/2034		347	351
2.659% due 04/25/2036		22,468	18,651
2.695% due 06/25/2035		2,174	2,116

Total Mortgage-Backed Securities (Cost $162,553)			162,010

ASSET-BACKED SECURITIES 15.8%
Access Group, Inc.
1.766% due 10/27/2025		2,364	2,380
ARES CLO Ltd.
0.717% due 02/24/2018		1,238	1,217
Centurion CDO Ltd.
0.836% due 01/30/2016		12,929	12,803
Chase Issuance Trust
1.968% due 09/15/2015		5,400	5,500
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033		1,064	903
Duane Street CLO
0.716% due 11/08/2017		39,241	38,593
Globaldrive BV
2.731% due 08/20/2017	EUR	7,251	9,312

GSC Partners Gemini Fund Ltd.
1.119% due 10/10/2014		$962	955
Hillmark Funding
0.717% due 05/21/2021		5,000	4,743
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		7,204	6,798
IXIS Real Estate Capital Trust
0.585% due 02/25/2036		2,009	1,728
Penta CLO S.A.
1.166% due 06/04/2024	EUR	1,452	1,673
Sagamore CLO Ltd.
1.007% due 10/15/2015		$1,865	1,847
SLC Student Loan Trust
4.750% due 06/15/2033		4,344	4,174
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	17,569	20,815
1.966% due 04/25/2023		$4,794	4,955
3.492% due 05/16/2044		5,260	5,458
3.500% due 08/17/2043		46,148	45,398
South Carolina Student Loan Corp.
1.217% due 03/02/2020		3,100	3,094
1.467% due 09/03/2024		1,400	1,405
South Texas Higher Education Authority, Inc.
0.961% due 10/01/2020		10,956	10,935
Venture CDO Ltd.
0.686% due 07/22/2021		3,700	3,481
Wind River CLO Ltd.
0.798% due 12/19/2016		5,818	5,669

Total Asset-Backed Securities (Cost $196,976)			193,836

SOVEREIGN ISSUES 7.4%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,600	2,110
5.500% due 07/12/2020		$5,800	6,619
6.369% due 06/16/2018		7,000	8,242
Canada Housing Trust
3.350% due 12/15/2020	CAD	14,600	15,705
3.800% due 06/15/2021		2,600	2,893
Indonesia Government International Bond
7.500% due 01/15/2016		$6,600	7,648
Korea Housing Finance Corp.
4.125% due 12/15/2015		1,200	1,276
Mexico Government International Bond
6.250% due 06/16/2016	MXN	11,800	932
6.500% due 06/09/2022		12,000	976
10.000% due 12/05/2024		2,900	305
Province of British Columbia
4.300% due 06/18/2042	CAD	400	468
Province of Ontario
3.000% due 07/16/2018		$800	861
3.150% due 06/02/2022	CAD	1,300	1,319
4.000% due 06/02/2021		13,100	14,258
4.200% due 03/08/2018		1,200	1,314
4.200% due 06/02/2020		3,300	3,639
4.300% due 03/08/2017		2,400	2,617
4.400% due 06/02/2019		4,300	4,788
4.400% due 04/14/2020		$7,200	8,389
4.600% due 06/02/2039	CAD	2,700	3,181
5.500% due 06/02/2018		1,200	1,397
Province of Quebec
4.250% due 12/01/2021		500	551
4.500% due 12/01/2016		200	219
4.500% due 12/01/2017		300	332

Total Sovereign Issues (Cost $84,299)			90,039

	SHARES
PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Farm Credit Bank
10.000% due 12/15/2020 (d)		7,400	8,630

Total Preferred Securities (Cost $7,622)			8,630

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.8%
CERTIFICATES OF DEPOSIT 2.3%
Banco Bradesco S.A.
1.955% due 01/24/2013		$3,700	3,722
Banco do Brasil S.A.
0.723% due 08/17/2012		12,200	12,188
Intesa Sanpaolo SpA
2.375% due 12/21/2012		10,000	9,753
Itau Unibanco Holding S.A.
0.000% due 11/06/2012		3,000	3,000

			28,663

COMMERCIAL PAPER 0.7%
Xstrata Finance Canada Ltd.
0.480% due 07/09/2012		8,900	8,899

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012		251	251

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $260. Repurchase proceeds are $251.)
JAPAN TREASURY BILLS 5.2%
0.099% due 09/10/2012 - 09/24/2012 (b)	JPY	5,050,000	63,165

U.S. TREASURY BILLS 0.9%
0.151% due 07/05/2012 - 05/30/2013 (b)(f)(h)(i)		$10,457	10,450

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 3.7%
PIMCO Short-Term Floating NAV Portfolio		3,977,208	39,852
PIMCO Short-Term Floating NAV Portfolio III		589,875	5,901

			45,753

Total Short-Term Instruments (Cost $157,801)			157,181

PURCHASED OPTIONS (k) 0.0%
(Cost $6)			0

Total Investments 144.6% (Cost $1,730,215)			$1,772,127
Written Options (l) (0.1%) (Premiums $10,767)			(761)
Other Assets and Liabilities (Net) (44.5%)			(545,983)

Net Assets 100.0%			$1,225,383

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units ):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $7,371 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $29,844 at a weighted average interest rate of 0.229%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $2,545 and cash of $2,046 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	193	$46
90-Day Eurodollar March Futures	Long	03/2015	157	19
90-Day Eurodollar September Futures	Long	09/2015	30	18
Euro-Bund 10-Year Bond September Futures	Short	09/2012	6	3
S&P 500 Index September Futures	Short	09/2012	235	(2,592)

				$(2,506)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $8,895 and cash of $3,663 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$32,352	$725	$(480)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	36,333	1,245	(230)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	451,200	2,503	4,780

				$4,473	$4,070

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 55,800	$229	$231

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	2.087%		$10,000	$(379)	$(353)	$(26)
American International Group, Inc.	CBK	1.000%	03/20/2016	2.087%		9,900	(375)	(354)	(21)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		20,100	420	422	(2)
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.162%		500	(3)	(6)	3
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.242%		14,600	(140)	(106)	(34)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%		5,000	(59)	(10)	(49)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%		8,700	(101)	(15)	(86)
Brazil Government International Bond	DUB	1.000%	03/20/2016	1.269%		24,400	(230)	(82)	(148)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		5,400	(63)	(13)	(50)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%		1,900	(10)	(24)	14
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		2,300	(12)	(23)	11
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		2,600	(13)	(27)	14
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.710%		3,100	28	52	(24)
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		300	2	4	(2)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		700	3	8	(5)
China Government International Bond	BRC	1.000%	06/20/2016	0.913%		26,200	97	340	(243)
China Government International Bond	CBK	1.000%	06/20/2015	0.710%		700	6	11	(5)
China Government International Bond	RYL	1.000%	06/20/2015	0.710%		1,400	13	24	(11)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.592%	EUR	1,500	(170)	50	(220)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.592%		6,000	(682)	187	(869)

Credit Agricole S.A.	HUS	3.000%	06/20/2016	5.592%		10,000	(1,135)	319	(1,454)
France Government Bond	FBF	0.250%	03/20/2016	1.447%		$28,400	(1,222)	(874)	(348)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		700	(38)	(27)	(11)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		1,300	(49)	(26)	(23)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%		6,800	(93)	(135)	42
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%		10,500	917	374	543
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%		2,000	(38)	(34)	(4)
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%		600	(4)	(14)	10
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%		3,300	(346)	(223)	(123)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.405%		5,500	(577)	(380)	(197)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		3,100	(325)	(212)	(113)
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%		5,900	44	(42)	86
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%		1,500	11	(10)	21
Japan Government International Bond	MYC	1.000%	03/20/2017	0.845%		2,600	20	(19)	39
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		300	(13)	(9)	(4)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	2.576%		1,600	(87)	(34)	(53)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		8,000	(346)	(525)	179
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%		12,400	(537)	(735)	198
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		300	0	(4)	4
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		1,600	4	(36)	40
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.110%		17,400	(64)	(84)	20
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		1,600	3	(37)	40
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		800	0	(12)	12
Mexico Government International Bond	DUB	1.000%	03/20/2015	0.926%		900	2	(21)	23
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		5,700	(21)	(27)	6
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%		1,900	0	(22)	22
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%		400	0	(6)	6
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.211%		13,900	(662)	(272)	(390)
Republic of Germany	BOA	0.250%	09/20/2016	0.783%		16,600	(364)	(298)	(66)
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.290%	EUR	6,100	(9)	(91)	82
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		$7,300	156	126	30
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		1,000	21	19	2
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		5,000	110	115	(5)
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		2,400	51	28	23
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	4	3	1
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,400	52	42	10

							$(6,211)	$(3,119)	$(3,092)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	16,400	$1,470	$1,065	$405
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017		2,300	206	149	57

							$1,676	$1,214	$462

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$6,900	$556	$849	$(293)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	8,500	685	1,131	(446)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	5,500	444	717	(273)
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012	482	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,315	21	0	21
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	965	5	0	5

					$1,713	$2,697	$(984)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	265,700	$375	$127	$248
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		62,300	88	24	64
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		19,100	27	4	23
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		19,000	14	(8)	22
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		12,000	8	(5)	13

							$512	$142	$370

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	ERAUSLT Index	8,398,966	1-Month USD-LIBOR plus a specified spread	$1,127,470	01/15/2013	BOA	$20,222
Pay	S&P 500 Total Return Index	496,353	1-Month USD-LIBOR plus a specified spread	1,155,838	01/15/2013	BOA	(17,304)
Receive	ERAUSLT Index	785,148	1-Month USD-LIBOR plus a specified spread	102,833	02/28/2013	BOA	4,441

							$7,359

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Purchased options outstanding on June 30, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 07/01/2042	BOA	$99.000	07/05/2012	$50,000	$6	$0

(l)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	65	$19	$(17)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	65	12	(13)

				$31	$(30)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$71,700	$409	$(9)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	80,900	305	(2)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	57,900	487	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	7,000	48	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	17,200	77	(6)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	32,600	230	(41)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	51,500	306	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	27,500	170	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	178,800	477	(66)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	250,100	1,973	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	9,300	96	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,200	86	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	34,200	846	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	3,500	24	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	18,200	91	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	29,900	240	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	56,700	617	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	12,800	69	(1)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	4,500	42	(74)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	4,500	87	(28)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	6,600	84	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	39,600	239	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	11,600	52	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	6,800	64	(111)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,800	132	(42)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,400	286	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	11,300	46	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	44,700	208	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	54,300	752	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	16,700	123	(85)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	91,700	637	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,300	44	0

							$9,347	$(474)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$39,800	$337	$(58)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	79,100	706	(123)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	10,700	138	(18)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(31)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	10,200	100	(27)

						$1,389	$(257)

(m)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Royal Bank of Scotland Group PLC	2.027%	03/30/2015	06/22/2011	$5,219	$4,650	0.38%

(n)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$500	$541	$(541)
U.S. Treasury Notes	1.375%	12/31/2018	1,131	1,157	(1,157)

				$1,698	$(1,698)

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	14,923		$18,619	BPS	$0	$(266)	$(266)
07/2012		14,923		18,708	CBK	0	(177)	(177)
07/2012		1,721		2,145	DUB	0	(33)	(33)
07/2012		7,853		9,868	FBF	0	(70)	(70)
07/2012		16,029		20,281	GSC	0	(3)	(3)
07/2012		12,129		15,278	HUS	0	(71)	(71)
07/2012		10,541		13,194	JPM	0	(146)	(146)
07/2012	GBP	8,761		13,737	BOA	16	0	16
07/2012		298		458	BPS	0	(8)	(8)
07/2012		8,761		13,756	DUB	36	0	36
07/2012		6,865		10,791	UAG	40	0	40
07/2012	IDR	4,528,000		485	BRC	4	0	4
07/2012		416,275		45	GST	0	0	0
07/2012		104,704,806		11,095	HUS	27	(80)	(53)
07/2012		70,828,530		7,519	UAG	0	(22)	(22)
07/2012	INR	76,380		1,500	DUB	131	0	131
07/2012		719,450		14,095	JPM	1,201	0	1,201
07/2012		$95,345	EUR	76,398	BPS	1,337	0	1,337
07/2012		2,667		2,073	BRC	0	(43)	(43)
07/2012		9,886		7,851	MSC	50	0	50
07/2012		1,576		1,200	UAG	0	(57)	(57)
07/2012		927	GBP	591	BRC	0	(1)	(1)
07/2012		218		140	JPM	1	0	1
07/2012		37,380		23,954	UAG	135	0	135
07/2012		477	IDR	4,528,000	BRC	5	0	5
07/2012		44		416,276	GST	0	0	0
07/2012		11,589		104,704,806	HUS	0	(441)	(441)
07/2012		7,466		70,828,530	UAG	75	0	75
07/2012		17,203	INR	795,830	UAG	0	(2,941)	(2,941)
07/2012		628	JPY	50,000	FBF	0	(2)	(2)
08/2012	EUR	76,398		$95,370	BPS	0	(1,335)	(1,335)
08/2012	GBP	23,954		37,377	UAG	0	(136)	(136)
08/2012	MXN	1,231		87	BRC	0	(5)	(5)
08/2012		12,885		915	HUS	0	(47)	(47)
08/2012		4,936		378	JPM	9	0	9
08/2012		15,369		1,098	MSC	0	(49)	(49)
08/2012		$526	EUR	422	JPM	8	0	8
08/2012		2,628		2,075	UAG	0	(1)	(1)
08/2012		369	GBP	237	JPM	3	0	3
08/2012		42	MXN	587	JPM	2	0	2
08/2012		43		587	UAG	1	0	1
08/2012		14	SGD	18	UAG	0	0	0
09/2012	CAD	58,250		$56,669	BRC	0	(446)	(446)
09/2012	JPY	930,000		11,741	BRC	94	0	94
09/2012		300,000		3,778	CBK	21	0	21
09/2012		810,000		10,208	FBF	63	0	63
09/2012		167,490		2,089	JPM	1	(9)	(8)
09/2012		3,120,473		39,430	UAG	354	(5)	349
02/2013	CNY	138,559		21,973	BRC	271	0	271
02/2013		23,921		3,800	FBF	53	0	53
02/2013		66,309		10,500	UAG	114	0	114
02/2013		$9,300	CNY	58,711	CBK	0	(104)	(104)
02/2013		12,609		80,000	JPM	0	(79)	(79)
02/2013		14,183		90,078	RYL	0	(74)	(74)

						$4,052	$(6,651)	$(2,599)

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$13,787	$0	$13,787
Corporate Bonds & Notes
Banking & Finance	0	220,668	131	220,799
Industrials	0	62,484	0	62,484
Utilities	0	36,996	0	36,996
Convertible Bonds & Notes
Industrials	0	3,133	0	3,133
Municipal Bonds & Notes
Alaska	0	1,964	0	1,964
California	0	38,359	0	38,359
Illinois	0	3,906	0	3,906
New Jersey	0	1,569	0	1,569
New York	0	5,094	0	5,094
Ohio	0	11,018	0	11,018
U.S. Government Agencies	0	718,416	0	718,416
U.S. Treasury Obligations	0	42,906	0	42,906
Mortgage-Backed Securities	0	162,010	0	162,010
Asset-Backed Securities	0	188,138	5,698	193,836
Sovereign Issues	0	90,039	0	90,039
Preferred Securities
Banking & Finance	0	8,630	0	8,630
Short-Term Instruments
Certificates of Deposit	0	28,663	0	28,663
Commercial Paper	0	8,899	0	8,899
Repurchase Agreements	0	251	0	251
Japan Treasury Bills	0	63,165	0	63,165
U.S. Treasury Bills	0	10,450	0	10,450
PIMCO Short-Term Floating NAV Portfolios	45,753	0	0	45,753
	$45,753	$1,720,545	$5,829	$1,772,127

Short Sales, at value	$0	$(1,698)	$0	$(1,698)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	6,765	0	6,765
Equity Contracts	0	24,662	0	24,662
Foreign Exchange Contracts	0	4,052	0	4,052
Interest Rate Contracts	86	601	0	687
	$86	$36,080	$0	$36,166

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(6,308)	0	(6,308)
Equity Contracts	(2,592)	(17,304)	0	(19,896)
Foreign Exchange Contracts	0	(6,651)	0	(6,651)
Interest Rate Contracts	0	(504)	(257)	(761)
	$(2,592)	$(30,767)	$(257)	$(33,616)
Totals	$43,247	$1,724,160	$5,572	$1,772,979

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,796	$0	$(4,686)	$(3)	$(73)	$97	$0	$0	$131	$0
Asset-Backed Securities	18,835	0	(727)	36	20	337	0	(12,803)	5,698	75

	$23,631	$0	$(5,413)	$33	$(53)	$434	$0	$(12,803)	$5,829	$75
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(279)	$0	$0	$0	$0	$22	$0	$0	$(257)	$21

Totals	$23,352	$0	$(5,413)	$33	$(53)	$456	$0	$(12,803)	$5,572	$96

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$130	Third Party Vendor	Broker Quote	95.78
	1	Benchmark Pricing	Base Price	100.25
Asset-Backed Securities	955	Third Party Vendor	Broker Quote	99.25
	4,743	Benchmark Pricing	Base Price	94.97
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(257)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$5,572

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Fundamental IndexPLUS® TR Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
HCA, Inc.
2.745% due 05/02/2016		$288	$283

Total Bank Loan Obligations (Cost $272)			283

CORPORATE BONDS & NOTES 11.0%
BANKING & FINANCE 9.3%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		200	191
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		700	728
Ally Financial, Inc.
3.667% due 02/11/2014		2,100	2,095
3.868% due 06/20/2014		200	199
4.500% due 02/11/2014		300	305
American Express Credit Corp.
5.875% due 05/02/2013		700	729
American International Group, Inc.
5.050% due 10/01/2015		100	106
6.400% due 12/15/2020		1,800	2,041
ASIF
3.000% due 02/17/2017	EUR	3,500	3,912
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$400	385
4.250% due 01/14/2016		300	298
Banco Santander Chile
2.066% due 01/19/2016		1,000	945
Bank of America Corp.
0.797% due 08/15/2016		400	340
1.886% due 01/30/2014		300	297
6.000% due 09/01/2017		1,925	2,081
Bank of Montreal
1.950% due 01/30/2018		300	309
2.850% due 06/09/2015		100	106
Bank of Nova Scotia
1.650% due 10/29/2015		200	205
Banque PSA Finance S.A.
2.361% due 04/04/2014		200	195
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	1,000	1,785
BBVA Bancomer S.A.
4.500% due 03/10/2016		$200	202
6.500% due 03/10/2021		200	203
Bear Stearns Cos. LLC
7.250% due 02/01/2018		400	479
BPCE S.A.
2.375% due 10/04/2013		100	98
Capital One Capital
10.250% due 08/15/2039		700	717
CIT Group, Inc.
5.250% due 04/01/2014		100	104
Citigroup, Inc.
0.738% due 06/09/2016		400	347
1.317% due 02/15/2013		100	100
1.919% due 01/13/2014		600	598
4.750% due 02/10/2019	EUR	1,000	1,104
5.000% due 09/15/2014		$2,900	2,975
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		100	98
Credit Agricole S.A.
1.916% due 01/21/2014		300	292
7.589% due 01/30/2020 (d)	GBP	100	96
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		$300	317
Export-Import Bank of Korea
4.000% due 01/29/2021		600	623
5.125% due 06/29/2020		100	112
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,400	1,413
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		100	92
0.918% due 03/22/2016		200	181
HBOS PLC
0.667% due 09/06/2017		2,500	1,825
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		3,000	3,900

ING Bank NV
1.868% due 06/09/2014		600	592
2.500% due 01/14/2016		100	102
International Lease Finance Corp.
6.750% due 09/01/2016		200	216
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	1,500	1,889
6.000% due 01/15/2018		$900	1,035
7.900% due 04/30/2018 (d)		3,600	3,960
KeyBank N.A.
7.413% due 10/15/2027		6,000	6,746
LBG Capital PLC
8.000% due 06/15/2020 (d)		300	255
8.500% due 12/17/2021 (d)		100	93
Lloyds TSB Bank PLC
4.875% due 01/21/2016		200	210
Morgan Stanley
0.947% due 10/15/2015		300	267
5.550% due 04/27/2017		4,095	4,144
7.300% due 05/13/2019		200	216
National Australia Bank Ltd.
1.189% due 04/11/2014		600	601
5.350% due 06/12/2013		800	834
Principal Life Income Funding Trusts
5.550% due 04/27/2015		1,000	1,105
RCI Banque S.A.
2.339% due 04/11/2014		400	389
Santander UK PLC
1.018% due 10/10/2017	EUR	1,300	1,238
SLM Corp.
0.992% due 06/17/2013		1,400	1,727
Societe Generale S.A.
5.922% due 04/05/2017 (d)		$600	408
Springleaf Finance Corp.
6.900% due 12/15/2017		1,300	1,044
SSIF Nevada LP
1.167% due 04/14/2014		1,000	994
State Bank of India
4.500% due 07/27/2015		1,000	1,018
Temasek Financial Ltd.
4.300% due 10/25/2019		300	337
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		200	186
UBS AG
5.750% due 04/25/2018		600	666
5.875% due 12/20/2017		700	783
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		1,400	1,543

			65,726

INDUSTRIALS 1.4%
Braskem Finance Ltd.
5.750% due 04/15/2021		300	310
Codelco, Inc.
6.150% due 10/24/2036		100	126
Comcast Corp.
6.450% due 03/15/2037		300	367
Continental Airlines, Inc.
6.750% due 09/15/2015		1,600	1,652
Daimler Finance North America LLC
1.668% due 09/13/2013		500	503
DISH DBS Corp.
6.625% due 10/01/2014		700	754
Dow Chemical Co.
6.000% due 10/01/2012		200	203
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		271	298
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		700	735
International Business Machines Corp.
5.700% due 09/14/2017		742	894
Kraft Foods, Inc.
6.125% due 02/01/2018		800	960
Peabody Energy Corp.
7.875% due 11/01/2026		300	308
Pemex Project Funding Master Trust
1.067% due 12/03/2012		200	200
Petrobras International Finance Co.
3.875% due 01/27/2016		900	934
Rohm and Haas Co.
6.000% due 09/15/2017		500	583
Transocean, Inc.
4.950% due 11/15/2015		300	323
UnitedHealth Group, Inc.
4.875% due 02/15/2013		700	718

			9,868

UTILITIES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	375
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	200	218
Majapahit Holding BV
7.750% due 01/20/2020	500	599
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	209
Petroleos Mexicanos
5.500% due 06/27/2044	200	205
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	250	277

		1,883

Total Corporate Bonds & Notes (Cost $77,720)		77,477

MUNICIPAL BONDS & NOTES 4.1%
CALIFORNIA 1.3%
California State General Obligation Bonds, (BABs), Series 2009
7.550% due 04/01/2039	1,300	1,673
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	118
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,240
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	519
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.950% due 11/01/2050	2,600	3,663
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	1,000	1,142

		9,355

ILLINOIS 0.6%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	2,100	2,342
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,908

		4,250

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.739% due 05/01/2043	200	203

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	200	274

NEW JERSEY 0.3%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	1,700	1,702

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	2,400	2,818
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040	2,710	3,358
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,110
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,278

		8,678

OHIO 0.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	3,000	2,305
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	1,300	1,439

		3,744

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	500	649

Total Municipal Bonds & Notes (Cost $24,921)		28,855

U.S. GOVERNMENT AGENCIES 74.5%
Fannie Mae
0.305% due 12/25/2036	324	321
0.500% due 07/02/2015	8,700	8,696
0.595% due 03/25/2037 - 09/25/2042	1,335	1,333
0.625% due 07/25/2037	634	636
0.645% due 09/25/2035	550	547
0.655% due 09/25/2035	1,366	1,359
0.875% due 05/25/2040	586	592
0.965% due 06/25/2037	193	194
0.975% due 06/25/2040	5,157	5,187
0.985% due 03/25/2040	1,154	1,166
0.995% due 11/25/2039 - 01/25/2040	2,005	2,028
1.065% due 12/25/2039	443	449
1.145% due 07/25/2039	381	385
1.250% due 01/30/2017	1,000	1,017
1.353% due 06/01/2043 - 07/01/2044	429	434
1.375% due 11/15/2016	1,900	1,948
1.625% due 10/26/2015	290	301
2.053% due 11/01/2035	101	106
2.054% due 10/01/2034	52	55
2.194% due 11/01/2034	17	18
2.278% due 10/01/2035	119	126
2.282% due 12/01/2033	229	242
2.283% due 09/01/2035	335	356
2.300% due 03/01/2035	55	58
2.330% due 08/01/2035	390	414
2.358% due 07/01/2035	329	352
2.359% due 07/01/2035	291	310
2.402% due 05/01/2036	192	203
2.415% due 07/01/2034	324	345
2.468% due 09/01/2036	216	224
2.487% due 09/01/2035	434	463
2.500% due 07/17/2027	1,000	1,031
2.504% due 01/01/2035	422	449
2.521% due 07/01/2036	208	221
2.523% due 08/01/2035	721	767
2.556% due 05/25/2035	69	72
2.594% due 05/01/2035	27	28
2.629% due 08/01/2036	203	216
2.654% due 06/01/2035	620	661
2.675% due 12/01/2033	97	104
3.000% due 07/01/2027 - 07/01/2042	40,001	41,234
3.193% due 06/01/2035	855	914
3.500% due 07/01/2027 - 08/01/2042	39,000	40,941
4.000% due 09/01/2013 - 08/01/2042	77,441	82,424
4.500% due 02/01/2023 - 08/01/2041	51,224	54,981
4.500% due 07/17/2027 - 07/12/2042 (a)	35,000	37,549
5.000% due 06/01/2035 - 07/12/2042	60,867	65,952
5.500% due 10/01/2021 - 07/01/2042	99,855	108,938
6.000% due 02/01/2029 - 04/01/2039	2,214	2,452
6.500% due 09/01/2034	13	15
Freddie Mac
0.392% due 07/15/2019	431	431
0.505% due 08/25/2031	130	127
0.572% due 02/15/2037	84	84
0.642% due 06/15/2018	51	51
0.792% due 07/15/2041	3,910	3,925
0.812% due 06/15/2041	3,697	3,714
0.852% due 07/15/2037	575	578
0.912% due 08/15/2037	543	546
0.942% due 08/15/2037	712	718
1.000% due 06/29/2017	2,700	2,711
1.097% due 01/15/2038	427	432
1.250% due 05/12/2017	1,100	1,116
1.353% due 02/25/2045	58	56
2.375% due 01/13/2022	500	515
3.750% due 03/27/2019	100	116
4.500% due 04/01/2039 - 07/01/2041	12,512	13,392
5.500% due 06/01/2027 - 07/01/2042	11,671	12,704
6.000% due 02/01/2034 - 07/01/2042	6,972	7,653
Ginnie Mae
6.000% due 05/15/2037 - 07/15/2037	788	898
NCUA Guaranteed Notes
0.691% due 10/07/2020	432	433

Small Business Administration
5.290% due 12/01/2027		409	466
5.490% due 03/01/2028		3,313	3,782
5.600% due 09/01/2028		3,249	3,753

Total U.S. Government Agencies (Cost $523,119)			527,015

U.S. TREASURY OBLIGATIONS 36.1%
U.S. Treasury Bonds
3.000% due 05/15/2042		1,700	1,785
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022		813	862
0.625% due 07/15/2021		10,719	11,960
0.750% due 02/15/2042		3,055	3,223
1.125% due 01/15/2021		316	364
1.250% due 07/15/2020		211	245
1.750% due 01/15/2028		9,006	11,316
2.000% due 01/15/2026		6,260	8,009
2.375% due 01/15/2025		2,197	2,901
2.375% due 01/15/2027		13,463	18,113
2.500% due 01/15/2029		4,608	6,412
3.625% due 04/15/2028		2,418	3,739
3.875% due 04/15/2029 (h)		3,779	6,124
U.S. Treasury Notes
0.750% due 06/30/2017 (a)		26,300	26,343
0.875% due 01/31/2017		8,500	8,578
0.875% due 02/28/2017 (g)		2,100	2,119
0.875% due 04/30/2017 (f)		24,700	24,904
1.000% due 03/31/2017		70,100	71,108
1.125% due 05/31/2019		5,400	5,413
1.250% due 04/30/2019		4,500	4,553
1.500% due 08/31/2018 (f)(h)(i)		34,000	35,108
3.375% due 11/15/2019		2,000	2,316

Total U.S. Treasury Obligations (Cost $251,636)			255,495

MORTGAGE-BACKED SECURITIES 4.7%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		142	124
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	723	917
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$187	177
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.919% due 05/10/2045		900	1,031
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 01/25/2034		1,070	1,080
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		559	460
2.879% due 09/25/2035		142	98
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	108
5.471% due 01/12/2045		300	346
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036		521	310
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		163	143
2.600% due 05/25/2035		310	287
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		900	1,017
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		532	303
0.525% due 02/25/2037		2,598	1,396
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		122	91
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039		100	110
European Loan Conduit
0.840% due 05/15/2019	EUR	51	56
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		$497	410
Granite Master Issuer PLC
0.344% due 12/20/2054		221	213
0.581% due 12/20/2054	EUR	221	270
0.951% due 12/20/2054	GBP	295	441
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$10	10
0.325% due 01/25/2047 ^		3	3
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		338	300
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		500	557
GS Mortgage Securities Corp.
1.260% due 03/06/2020		300	296

GSR Mortgage Loan Trust
2.651% due 09/25/2035		943	922
5.132% due 11/25/2035		601	579
Indymac Index Mortgage Loan Trust
2.514% due 01/25/2036		451	281
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		600	680
5.420% due 01/15/2049		2,900	3,260
5.882% due 02/15/2051		300	342
JPMorgan Mortgage Trust
5.750% due 01/25/2036		64	59
Mellon Residential Funding Corp.
0.682% due 12/15/2030		1,115	1,060
Merrill Lynch Floating Trust
0.779% due 07/09/2021		1,225	1,201
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		418	307
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		600	656
Morgan Stanley Capital, Inc.
5.364% due 03/15/2044		2,500	2,808
5.610% due 04/15/2049		361	372
5.809% due 12/12/2049		100	116
Sequoia Mortgage Trust
0.454% due 06/20/2036		1,601	1,254
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		378	223
2.729% due 09/25/2035		541	424
2.742% due 08/25/2035		334	266
2.750% due 01/25/2035		801	660
2.756% due 08/25/2034		739	683
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		199	152
0.525% due 02/25/2036		234	128
Structured Asset Securities Corp.
2.797% due 10/28/2035		487	387
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021		1,930	1,870
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		95	77
0.565% due 01/25/2045		574	482
1.147% due 02/25/2046		1,157	896
1.347% due 11/25/2042		94	81
1.349% due 05/25/2041		42	39
2.390% due 02/27/2034		307	307
2.640% due 10/25/2046		289	217
2.640% due 12/25/2046		1,141	846
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		674	598

Total Mortgage-Backed Securities (Cost $33,297)			32,895

ASSET-BACKED SECURITIES 2.3%
Aames Mortgage Investment Trust
1.820% due 01/25/2035		278	277
ARES CLO Ltd.
0.717% due 02/24/2018		639	628
Argent Securities, Inc.
1.065% due 02/25/2034		3,110	2,341
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		151	133
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		13	13
Centurion CDO Ltd.
0.836% due 01/30/2016		1,197	1,186
Citibank Omni Master Trust
2.992% due 08/15/2018		1,400	1,471
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		43	16
Duane Street CLO
0.716% due 11/08/2017		3,029	2,979
Fremont Home Loan Trust
0.305% due 01/25/2037		20	19
Hillmark Funding
0.717% due 05/21/2021		1,100	1,043
Illinois Student Assistance Commission
0.946% due 04/25/2017		115	115
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		17	14
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		80	81
SLC Student Loan Trust
4.750% due 06/15/2033		225	216
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	2,660	3,151
3.492% due 05/16/2044		$431	447
3.500% due 08/17/2043		1,224	1,204

Venture CDO Ltd.
0.686% due 07/22/2021		600	564

Total Asset-Backed Securities (Cost $16,413)			15,898

SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
7.500% due 01/15/2016		500	579
Korea Development Bank
0.747% due 11/22/2012		100	100
3.500% due 08/22/2017		300	314
4.375% due 08/10/2015		700	748
Mexico Government International Bond
6.250% due 06/16/2016	MXN	5,900	466
6.500% due 06/09/2022		6,000	488
10.000% due 12/05/2024		1,400	147
Province of Ontario
4.200% due 03/08/2018	CAD	100	110
Province of Quebec
3.500% due 07/29/2020		$500	551
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	208

Total Sovereign Issues (Cost $3,538)			3,711

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		80,000	120

Total Convertible Preferred Securities (Cost $0)			120

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 07/30/2012 (d)		243	1,813

Total Preferred Securities (Cost $2,585)			1,813

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.9%
CERTIFICATES OF DEPOSIT 0.8%
Banco do Brasil S.A.
0.000% due 08/17/2012		$1,900	1,898
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		3,800	3,779

			5,677

REPURCHASE AGREEMENTS 12.1%
Barclays Capital, Inc.
0.160% due 07/02/2012		4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

BNP Paribas Securities Corp.
0.200% due 07/12/2012		30,400	30,400
(Dated 06/28/2012. Collateralized by Fannie Mae 3.500% due 04/01/2042 valued at $31,543. Repurchase proceeds are $30,401.)
Goldman Sachs Group, Inc. (The)
0.180% due 07/17/2012		15,000	15,000
(Dated 06/22/2012. Collateralized by Fannie Mae 5.500% due 06/01/2036 valued at $15,558. Repurchase proceeds are $15,001.)
JPMorgan Securities, Inc.
0.190% due 07/17/2012		600	600
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $614. Repurchase proceeds are $600)
0.200% due 07/02/2012		4,500	4,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $4,599. Repurchase proceeds are $4,500)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		11,000	11,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $5,599 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $5,617. Repurchase proceeds are $11,000)
0.210% due 07/02/2012		5,500	5,500
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $5,617. Repurchase proceeds are $5,500)

State Street Bank and Trust Co.
0.010% due 07/02/2012		1,442	1,442
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,475. Repurchase proceeds are $1,442.)
TD Securities (USA) LLC
0.190% due 07/17/2012		13,000	13,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Inflation Protected Securities 3.375% due 04/15/2032 valued at $13,248. Repurchase proceeds are $13,000.)

			85,842

JAPAN TREASURY BILLS 0.9%
0.099% due 08/20/2012 - 09/18/2012 (b)	JPY	510,000	6,379

U.S. TREASURY BILLS 0.1%
0.103% due 07/19/2012 - 11/08/2012 (b)(f)		$510	510

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 0.0%
PIMCO Short-Term Floating NAV Portfolio		11,403	114

Total Short-Term Instruments (Cost $98,579)			98,522

Total Investments 147.4% (Cost $1,032,080)			$1,042,084
Written Options (k) (0.0%) (Premiums $1,542)			(130)
Other Assets and Liabilities (Net) (47.4%)			(334,967)

Net Assets 100.0%			$706,987

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units ):

*      A zero balance may reflect actual amounts rounding to less than one thousand.

^      Security is in default.

(a)    When-issued security.

(b)    Coupon represents a weighted average yield to maturity.

(c)    Principal amount of security is adjusted for inflation.

(d)    Perpetual maturity, date shown represents next contractual call date.

(e)    Affiliated to the Fund.

(f)     Securities with an aggregate market value of $1,686 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)    On June 30, 2012, securities valued at $2,321 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BSN	0.170%	06/06/2012	07/09/2012	$2,332	$(2,332)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $8,729 at a weighted average interest rate of 0.010%.

(h)	Securities with an aggregate market value of $814 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	343	$184
90-Day Eurodollar March Futures	Long	03/2015	343	171
90-Day Eurodollar September Futures	Long	09/2015	15	9
Euro-Bund 10-Year Bond September Futures	Short	09/2012	4	2
U.S. Treasury 10-Year Note September Futures	Long	09/2012	337	197

				$563

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $522 and cash of $49 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	$1,337	$46	$4

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 4,300	$(231)	$(310)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	2.087%	$300	$(12)	$(11)	$(1)
American International Group, Inc.	CBK	1.000%	03/20/2016	2.087%	400	(15)	(14)	(1)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	100	(11)	(22)	11
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%	5,000	105	105	0
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.242%	1,400	(13)	(10)	(3)
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.285%	300	9	0	9
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%	400	(4)	(3)	(1)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	1,000	(11)	(1)	(10)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.310%	1,700	(19)	(2)	(17)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.094%	13,300	(29)	(243)	214
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%	300	(1)	(8)	7
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%	600	(3)	(6)	3
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%	600	(5)	(2)	(3)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%	5,800	(67)	(155)	88
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	1,000	(4)	(11)	7
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%	500	(3)	(5)	2
China Government International Bond	BPS	1.000%	03/20/2016	0.866%	300	2	4	(2)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%	700	3	8	(5)
China Government International Bond	MYC	1.000%	06/20/2016	0.913%	3,400	12	(105)	117

China Government International Bond	MYC	1.000%	09/20/2016	0.955%	3,900	9	(134)	143
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%	100	(3)	(4)	1
France Government Bond	CBK	0.250%	12/20/2015	1.369%	6,400	(241)	(354)	113
France Government Bond	GST	0.250%	03/20/2016	1.447%	8,700	(375)	(538)	163
France Government Bond	HUS	0.250%	09/20/2016	1.576%	300	(16)	(11)	(5)
France Government Bond	RYL	0.250%	12/20/2015	1.369%	700	(26)	(14)	(12)
France Government Bond	UAG	0.250%	09/20/2016	1.576%	200	(11)	(8)	(3)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%	1,400	1	(29)	30
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%	1,200	1	(24)	25
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%	1,200	1	(24)	25
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.515%	2,400	(49)	(56)	7
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.874%	700	41	0	41
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.581%	1,500	1	0	1
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%	700	37	0	37
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%	600	52	21	31
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%	800	47	0	47
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.405%	600	(63)	(42)	(21)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%	500	(9)	(8)	(1)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%	200	(21)	(14)	(7)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%	200	(3)	(3)	0
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	200	(21)	(14)	(7)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	300	4	4	0
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	5,700	87	(53)	140
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	700	10	6	4
Japan Government International Bond	MYC	1.000%	09/20/2016	0.720%	1,000	11	(10)	21
Japan Government International Bond	UAG	1.000%	09/20/2016	0.720%	600	7	(6)	13
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%	300	(13)	(9)	(4)
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%	700	(18)	(13)	(5)
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%	1,200	(116)	(68)	(48)
MetLife, Inc.	GST	1.000%	03/20/2015	2.201%	2,000	(63)	(121)	58
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.658%	300	(15)	(13)	(2)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%	600	1	(14)	15
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%	200	0	0	0
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%	400	1	(9)	10
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%	800	(3)	(6)	3
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%	1,900	(11)	5	(16)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%	800	(13)	(8)	(5)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%	900	3	2	1
Mexico Government International Bond	GST	1.000%	03/20/2016	1.110%	7,100	(26)	(219)	193
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%	1,500	(23)	(15)	(8)
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%	1,000	(51)	(46)	(5)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%	1,200	4	3	1
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%	1,400	(6)	(9)	3
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%	100	(3)	(10)	7
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.211%	1,400	(67)	(27)	(40)
Republic of Germany	UAG	0.250%	06/20/2016	0.739%	2,800	(53)	(95)	42
Republic of Korea	MYC	1.000%	09/20/2016	0.986%	1,200	1	(49)	50
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%	100	(6)	(7)	1
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%	2,300	5	(24)	29
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	2,300	49	22	27
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%	200	4	4	0
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%	1,000	21	23	(2)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%	400	8	2	6
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%	500	12	9	3
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%	500	10	2	8
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%	400	9	7	2

						$(955)	$(2,480)	$1,525

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$6,700	$496	$409	$87
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	66	117	(51)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	10,000	740	725	15
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	52	79	(27)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	200	17	28	(11)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	2,990	11	0	11
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	675	6	0	6
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	1,543	14	0	14
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	964	5	0	5

					$1,407	$1,358	$49

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,600	$14	$5	$9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,300	6	2	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,400	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		11,000	8	(8)	16
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		6,000	4	(2)	6
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		7,000	5	(5)	10

							$39	$(8)	$47

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (7)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAUSLT Index	1,262,557	1-Month USD-LIBOR plus a specified spread	$169,485	10/15/2012	BOA	$3,041
Receive	ERAUSLT Index	2,344,133	1-Month USD-LIBOR plus a specified spread	307,576	02/28/2013	BOA	12,706
Receive	ERAUSLT Index	443,998	1-Month USD-LIBOR plus a specified spread	58,152	08/31/2012	FCT	2,513
Receive	ERAUSLT Index	1,024,042	1-Month USD-LIBOR plus a specified spread	137,467	04/15/2013	JPM	2,464

							$20,724

(7)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	36	$10	$(10)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	36	7	(7)

				$17	$(17)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,300	$25	$(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,200	20	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	3,000	25	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	900	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	10,800	76	(14)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,600	15	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	6,300	18	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	12,600	99	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	4,400	45	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	5,000	60	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	9,900	68	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,100	10	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	9,000	74	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	26,100	314	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	2,800	15	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,200	11	(20)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,200	23	(8)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,300	29	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,600	46	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	2,900	13	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,700	16	(28)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,700	33	(11)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	5,400	22	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	19,300	268	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	5,000	36	(26)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,300	8	0

							$1,507	$(111)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(1)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	500	7	(1)

						$18	$(2)

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2042	$35,000	$35,819	$(35,913)
Fannie Mae	4.500%	08/01/2042	8,000	8,565	(8,579)

				$44,384	$(44,492)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	4,551		$5,956	BRC	$196	$0	$196
07/2012		4,551		5,966	DUB	206	0	206
07/2012		12,608		16,086	FBF	202	(72)	130
07/2012		4,279		5,414	GSC	0	(1)	(1)
07/2012		8,058		10,150	HUS	0	(47)	(47)
07/2012		32		42	RBC	2	0	2
07/2012	GBP	866		1,367	GSC	10	0	10
07/2012		866		1,365	HUS	9	0	9
07/2012	IDR	980,000		105	BRC	1	0	1
07/2012		197,577		21	GST	0	0	0
07/2012		11,322,000		1,214	HUS	9	0	9
07/2012		2,299,910		242	JPM	0	(2)	(2)
07/2012		$27,544	EUR	21,995	BPS	358	(67)	291
07/2012		2,424		1,847	BRC	0	(86)	(86)
07/2012		510		400	CBK	0	(4)	(4)
07/2012		1,032		803	DUB	8	(23)	(15)
07/2012		658		500	FBF	0	(25)	(25)
07/2012		1,306		1,010	HUS	0	(28)	(28)
07/2012		524		400	MSC	0	(18)	(18)
07/2012		1,814		1,402	RBC	0	(40)	(40)
07/2012		449		353	RYL	0	(3)	(3)
07/2012		2,983		2,300	UAG	7	(79)	(72)
07/2012		199	GBP	127	BRC	0	0	0
07/2012		219		141	JPM	1	0	1
07/2012		2,285		1,464	UAG	8	0	8
07/2012		103	IDR	980,000	BRC	1	0	1
07/2012		21		197,577	GST	0	0	0
07/2012		1,247		11,322,000	HUS	1	(43)	(42)
07/2012		244		2,299,910	JPM	0	0	0
08/2012	EUR	20,395		$25,460	BPS	0	(356)	(356)
08/2012	GBP	1,464		2,284	UAG	0	(8)	(8)
08/2012	JPY	240,000		3,029	BRC	24	0	24
08/2012	MXN	1,925		139	BRC	0	(5)	(5)
08/2012		6,442		457	HUS	0	(24)	(24)
08/2012		7,684		549	MSC	0	(24)	(24)
08/2012	SGD	2		2	UAG	0	0	0
08/2012		$187	MXN	2,460	JPM	1	(5)	(4)
08/2012		18		247	UAG	0	0	0
09/2012	EUR	7		$9	UAG	0	0	0
09/2012	JPY	270,000		3,410	BRC	29	0	29
09/2012		88,002		1,098	JPM	1	(5)	(4)
09/2012		63,298		790	UAG	0	(2)	(2)
09/2012		$14,751	EUR	11,823	CBK	222	0	222
09/2012		436		347	JPM	4	0	4

						$1,300	$(967)	$333

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$283	$0	$283
Corporate Bonds & Notes
Banking & Finance	0	65,726	0	65,726
Industrials	0	9,868	0	9,868
Utilities	0	1,883	0	1,883
Municipal Bonds & Notes
California	0	9,355	0	9,355
Illinois	0	4,250	0	4,250
Louisiana	0	203	0	203
Nevada	0	274	0	274
New Jersey	0	1,702	0	1,702
New York	0	8,678	0	8,678
Ohio	0	3,744	0	3,744
Texas	0	649	0	649
U.S. Government Agencies	0	526,582	433	527,015
U.S. Treasury Obligations	0	255,495	0	255,495
Mortgage-Backed Securities	0	32,895	0	32,895
Asset-Backed Securities	0	14,855	1,043	15,898
Sovereign Issues	0	3,711	0	3,711
Convertible Preferred Securities
Industrials	0	0	120	120
Preferred Securities
Banking & Finance	0	0	1,813	1,813
Short-Term Instruments
Certificates of Deposit	0	5,677	0	5,677
Repurchase Agreements	0	85,842	0	85,842
Japan Treasury Bills	0	6,379	0	6,379
U.S. Treasury Bills	0	510	0	510
PIMCO Short-Term Floating NAV Portfolio	114	0	0	114
	$114	$1,038,561	$3,409	$1,042,084

Short Sales, at value	$0	$(44,492)	$0	$(44,492)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,901	0	1,901
Equity Contracts	0	20,724	0	20,724
Foreign Exchange Contracts	0	1,300	0	1,300
Interest Rate Contracts	563	47	0	610
	$563	$23,972	$0	$24,535

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(323)	0	(323)
Foreign Exchange Contracts	0	(967)	0	(967)
Interest Rate Contracts	0	(438)	(2)	(440)
	$0	$(1,728)	$(2)	$(1,730)

Totals	$677	$1,016,313	$3,407	$1,020,397

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$465	$0	$(32)	$0	$0	$0	$0	$0	$433	$0
Asset-Backed Securities	2,241	0	(59)	4	2	41	0	(1,186)	1,043	17
Convertible Preferred Securities
Industrials	20	0	0	0	0	100	0	0	120	100
Preferred Securities
Banking & Finance	1,819	0	0	0	0	(6)	0	0	1,813	(7)

	$4,545	$0	$(91)	$4	$2	$135	$0	$(1,186)	$3,409	$110
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$0

Totals	$4,542	$0	$(91)	$4	$2	$136	$0	$(1,186)	$3,407	$110

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$433	Third Party Vendor	Broker Quote	100.20
Asset-Backed Securities	1,043	Benchmark Pricing	Base Price	94.97
Convertible Preferred Securities
Industrials	120	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	1,813	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.15 - 0.17

Total	$3,407

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Advantage® Strategy Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.7%
CORPORATE BONDS & NOTES 0.4%
Macquarie Bank Ltd.
6.625% due 04/07/2021		$16,500	$16,582
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		2,900	3,109
Telstra Corp. Ltd.
4.800% due 10/12/2021		500	560

			20,251

SOVEREIGN ISSUES 2.3%
Australia Government Bond
4.750% due 06/15/2016	AUD	59,300	65,885
5.500% due 12/15/2013		40,000	42,718

			108,603

Total Australia (Cost $127,272)			128,854

BAHRAIN 0.1%
SOVEREIGN ISSUES 0.1%
Bahrain Government International Bond
5.500% due 03/31/2020		$4,000	4,005

Total Bahrain (Cost $3,929)			4,005

BERMUDA 0.3%
CORPORATE BONDS & NOTES 0.3%
Noble Group Ltd.
6.625% due 08/05/2020		$200	193
6.750% due 01/29/2020		10,000	9,700
Qtel International Finance Ltd.
3.375% due 10/14/2016		1,000	1,041
4.750% due 02/16/2021		1,000	1,067
6.500% due 06/10/2014		1,000	1,094
7.875% due 06/10/2019		450	563

Total Bermuda (Cost $14,162)			13,658

BRAZIL 2.9%
CORPORATE BONDS & NOTES 1.0%
Banco do Brasil S.A.
3.284% due 07/02/2014		$3,000	3,007
4.500% due 01/22/2015		1,600	1,700
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		500	507
Banco Santander Brasil S.A.
2.568% due 03/18/2014		4,500	4,333
4.500% due 04/06/2015		1,000	1,005
Braskem Finance Ltd.
7.000% due 05/07/2020		200	220
7.250% due 06/05/2018		100	112
CSN Islands Corp.
6.875% due 09/21/2019		200	219
CSN Resources S.A.
6.500% due 07/21/2020		7,400	8,053
Petrobras International Finance Co.
7.875% due 03/15/2019		19,750	24,134
8.375% due 12/10/2018		2,800	3,508
Vale Overseas Ltd.
6.250% due 01/11/2016		30	34
6.875% due 11/21/2036		630	735
6.875% due 11/10/2039		1,800	2,115

			49,682

SOVEREIGN ISSUES 1.9%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	4,173	2,101
10.000% due 01/01/2014		12,740	6,518
10.000% due 01/01/2017		164,118	83,905

			92,524

Total Brazil (Cost $144,020)			142,206

CANADA 4.1%
ASSET-BACKED SECURITIES 0.0%
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	198	195

BANK LOAN OBLIGATIONS 0.0%
Novelis, Inc.
4.000% due 03/10/2017		$1,970	1,937

CORPORATE BONDS & NOTES 1.0%
Bank of Montreal
2.850% due 06/09/2015		8,900	9,426
Bank of Nova Scotia
1.650% due 10/29/2015		7,600	7,778
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		27,000	27,253
TransCanada PipeLines Ltd.
3.800% due 10/01/2020		4,300	4,746
7.625% due 01/15/2039		310	466

			49,669

SOVEREIGN ISSUES 3.1%
Canada Government Bond
1.500% due 12/01/2012	CAD	36,400	35,830
2.000% due 12/01/2014		20,200	20,280
3.000% due 12/01/2036 (b)		9,136	14,575
4.250% due 06/01/2018		30,800	35,176
Canada Housing Trust
2.650% due 03/15/2022		39,200	39,824
Province of Ontario
3.150% due 06/02/2022		2,300	2,334

			148,019

Total Canada (Cost $192,968)			199,820

CAYMAN ISLANDS 0.7%
ASSET-BACKED SECURITIES 0.1%
ARES CLO Ltd.
0.736% due 04/20/2017		$52	52
Babson CLO Ltd.
0.838% due 06/15/2016		235	233
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		897	851
Denali Capital CLO Ltd.
0.838% due 08/23/2016		100	100
Galaxy CLO Ltd.
0.706% due 04/25/2019		1,282	1,224
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		115	114
Mountain View Funding CLO
0.727% due 04/15/2019		595	579
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		600	581
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		919	892
0.827% due 12/02/2016		115	114
Pacifica CDO Ltd.
0.726% due 01/26/2020		1,435	1,371
0.858% due 05/13/2016		302	298

			6,409

CORPORATE BONDS & NOTES 0.6%
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019		4,060	5,039
IPIC GMTN Ltd.
3.125% due 11/15/2015		2,500	2,591
5.000% due 11/15/2020		8,400	9,009
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		11,123	11,707

QNB Finance Ltd.
3.125% due 11/16/2015		1,500	1,539

			29,885

Total Cayman Islands (Cost $34,740)			36,294

CHILE 0.1%
CORPORATE BONDS & NOTES 0.1%
Banco Santander Chile
3.750% due 09/22/2015		$5,600	5,630
Codelco, Inc.
7.500% due 01/15/2019		40	51

Total Chile (Cost $5,631)			5,681

COLOMBIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Ecopetrol S.A.
7.625% due 07/23/2019		$1,800	2,277

Total Colombia (Cost $2,059)			2,277

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
BRFkredit A/S
2.050% due 04/15/2013		$3,600	3,642
Nykredit Realkredit A/S
1.675% due 04/01/2038	DKK	1,639	279

Total Denmark (Cost $3,875)			3,921

EGYPT 0.0%
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.468% due 12/20/2012		$817	760

Total Egypt (Cost $817)			760

FINLAND 0.0%
CORPORATE BONDS & NOTES 0.0%
Nokia OYJ
5.375% due 05/15/2019		$1,150	907

Total Finland (Cost $1,172)			907

FRANCE 1.5%
CORPORATE BONDS & NOTES 1.3%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	550	712
4.750% due 05/28/2013		50	65
BPCE S.A.
2.216% due 02/07/2014		$13,900	13,745
2.375% due 10/04/2013		10,900	10,728
Carrefour S.A.
5.375% due 06/12/2015	EUR	50	69
Credit Agricole S.A.
1.916% due 01/21/2014		$3,000	2,916
5.136% due 02/24/2016 (c)	GBP	300	278
7.589% due 01/30/2020 (c)		200	193
Credit Mutuel - CIC Home Loan SFH
4.750% due 07/17/2012	EUR	2,000	2,534
EDF S.A.
6.950% due 01/26/2039		$22	26
GDF Suez
6.875% due 01/24/2019	EUR	45	72
RCI Banque S.A.
2.339% due 04/11/2014		$8,240	8,013
Societe Generale S.A.
1.519% due 04/11/2014		24,700	23,916
5.125% due 12/19/2013	EUR	50	66

			63,333

SOVEREIGN ISSUES 0.2%
France Government Bond
1.800% due 07/25/2040 (b)		260	355
2.250% due 07/25/2020 (b)		2,456	3,439
3.150% due 07/25/2032 (b)		199	325
Societe Financement de l’Economie Francaise
3.000% due 04/07/2014		1,545	2,034
3.375% due 05/05/2014		$2,980	3,102

			9,255

Total France (Cost $74,663)			72,588

GERMANY 0.3%
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	1,000	1,276

CORPORATE BONDS & NOTES 0.3%
Berlin-Hannoversche Hypothekenbank AG
3.500% due 02/22/2013		27	35
FMS Wertmanagement AoR
2.250% due 07/14/2014		3,000	3,931
3.000% due 08/03/2018		7,300	9,993
KFW
4.250% due 07/04/2014		1,300	1,774
Landesbank Hessen-Thueringen Girozentrale
2.875% due 04/21/2017		525	712

			16,445

Total Germany (Cost $18,018)			17,721

HONG KONG 0.1%
CORPORATE BONDS & NOTES 0.1%
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		$5,000	5,059

Total Hong Kong (Cost $4,977)			5,059

INDIA 0.2%
CORPORATE BONDS & NOTES 0.2%
Bank of India
4.750% due 09/30/2015		$300	302
ICICI Bank Ltd.
4.750% due 11/25/2016		5,800	5,779
5.000% due 01/15/2016		1,500	1,516
5.750% due 11/16/2020		200	198
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		1,700	1,750
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		500	471
State Bank of India
4.500% due 07/27/2015		1,000	1,018

Total India (Cost $11,084)			11,034

INDONESIA 0.1%
CORPORATE BONDS & NOTES 0.1%
Majapahit Holding BV
7.250% due 06/28/2017		$1,000	1,145
7.750% due 01/20/2020		2,000	2,395

Total Indonesia (Cost $3,444)			3,540

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.1%
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	1,893	2,225

CORPORATE BONDS & NOTES 0.3%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$400	423
7.700% due 08/07/2013		4,500	4,769

Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		200	209
RZD Capital Ltd.
5.739% due 04/03/2017		5,625	6,019
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		700	747

			12,167

SOVEREIGN ISSUES 0.1%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		3,000	3,112

Total Ireland (Cost $17,211)			17,504

ITALY 0.1%
CORPORATE BONDS & NOTES 0.1%
Intesa Sanpaolo SpA
6.500% due 02/24/2021		$5,100	4,469

Total Italy (Cost $5,334)			4,469

JAPAN 1.9%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		$7,100	7,176
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	3,000	3,792

			10,968

SOVEREIGN ISSUES 1.7%
Japan Government International Bond
0.500% due 03/20/2015	JPY	790,000	9,992
1.200% due 06/20/2021		170,000	2,217
1.500% due 09/20/2018		154,000	2,064
1.700% due 03/20/2017		1,550,000	20,762
Japan Government International CPI Linked Bond
1.200% due 12/10/2017		1,395,800	18,968
1.400% due 06/10/2018		2,013,760	27,694

			81,697

Total Japan (Cost $79,313)			92,665

LUXEMBOURG 0.6%
BANK LOAN OBLIGATIONS 0.1%
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		$3,960	3,948

CORPORATE BONDS & NOTES 0.5%
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		400	416
6.510% due 03/07/2022		10,400	11,583
8.625% due 04/28/2034		675	862
9.250% due 04/23/2019		300	376
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		100	106
9.000% due 06/11/2014		1,600	1,764
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		4,000	4,080
5.400% due 03/24/2017		1,300	1,354
5.499% due 07/07/2015		4,400	4,620
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		300	304

			25,465

Total Luxembourg (Cost $27,758)			29,413

MALAYSIA 0.0%
CORPORATE BONDS & NOTES 0.0%
Axiata SPV1 Labuan Ltd.
5.375% due 04/28/2020		$500	546

Total Malaysia (Cost $513)			546

MEXICO 3.7%
CORPORATE BONDS & NOTES 0.7%
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		$500	621
6.375% due 03/01/2035		1,100	1,379
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,250	1,269
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		700	735
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		700	735
Pemex Project Funding Master Trust
5.750% due 03/01/2018		30	34
6.625% due 06/15/2035		250	299
Petroleos Mexicanos
6.000% due 03/05/2020		4,100	4,762
6.500% due 06/02/2041		13,500	15,828
8.000% due 05/03/2019		5,370	6,847

			32,509

SOVEREIGN ISSUES 3.0%
Mexico Government International Bond
6.000% due 06/18/2015	MXN	132,029	10,266
6.050% due 01/11/2040		$1,500	1,943
6.250% due 06/16/2016	MXN	72,600	5,737
6.500% due 06/10/2021		37,900	3,087
7.750% due 12/14/2017		227,463	19,367
8.000% due 12/17/2015		2,500	207
8.000% due 06/11/2020		389,330	34,613
8.500% due 12/13/2018		231,172	20,610
9.000% due 12/20/2012		266,888	20,443
10.000% due 12/05/2024		271,890	28,609

			144,882

Total Mexico (Cost $172,259)			177,391

NETHERLANDS 3.1%
ASSET-BACKED SECURITIES 0.0%
Jubilee CDO BV
1.443% due 10/15/2019	EUR	332	411

CORPORATE BONDS & NOTES 1.4%
ABN Amro Bank NV
3.250% due 01/18/2013		3,150	4,046
3.250% due 09/21/2015		7,950	10,746
Achmea Hypotheekbank NV
3.200% due 11/03/2014		$1,398	1,459
4.250% due 02/26/2014	EUR	50	66
Deutsche Telekom International Finance BV
6.000% due 01/20/2017		30	45
E.ON International Finance BV
5.750% due 05/07/2020		40	63
5.800% due 04/30/2018		$3,000	3,520
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,817	2,419
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$3,300	3,709
10.500% due 03/25/2014		7,650	8,594
ING Bank NV
3.000% due 09/30/2014	EUR	4,100	5,424
3.250% due 03/03/2016		2,400	3,239
3.375% due 03/03/2014		1,930	2,555
3.900% due 03/19/2014		$4,600	4,830
4.250% due 03/19/2013	EUR	700	910
NIBC Bank NV
3.500% due 04/07/2014		1,200	1,594
NXP BV
3.507% due 10/15/2013		75	94
Rabobank Group
11.000% due 06/30/2019 (c)		$2,570	3,250
RWE Finance BV
6.625% due 01/31/2019	EUR	50	79
SABIC Capital BV
3.000% due 11/02/2015		$5,450	5,601
SNS Bank NV
3.500% due 03/10/2014	EUR	2,150	2,852
Waha Aerospace BV
3.925% due 07/28/2020		$2,550	2,664

			67,759

MORTGAGE-BACKED SECURITIES 0.0%
EMF-NL
1.553% due 04/17/2041	EUR	600	598
Eurosail PLC
1.503% due 10/17/2040		340	383
Storm BV
1.557% due 09/22/2052		731	925

			1,906

SOVEREIGN ISSUES 1.7%
Netherlands Government Bond
0.750% due 04/15/2015		60,000	76,459
2.750% due 01/15/2015		1,400	1,875
3.250% due 07/15/2015		1,000	1,366

			79,700

Total Netherlands (Cost $150,072)			149,776

NEW ZEALAND 0.0%
CORPORATE BONDS & NOTES 0.0%
ANZ National International Ltd.
6.200% due 07/19/2013		$1,300	1,363

Total New Zealand (Cost $1,336)			1,363

NORWAY 1.1%
CORPORATE BONDS & NOTES 1.1%
DNB Bank ASA
5.875% due 06/20/2013	EUR	50	66
DNB Boligkreditt A/S
2.100% due 10/14/2016		$11,500	11,745
2.625% due 01/11/2017	EUR	1,100	1,459
2.900% due 03/29/2017		$12,300	12,815
3.375% due 01/20/2017	EUR	1,300	1,780
4.125% due 02/01/2013		7,950	10,272
4.625% due 07/03/2012		1,000	1,265
Eksportfinans ASA
2.000% due 09/15/2015		$200	179
3.000% due 11/17/2014		500	474
Sparebank Boligkreditt A/S
5.000% due 09/10/2013	EUR	7,900	10,508
Statoil ASA
5.100% due 08/17/2040		$1,500	1,785

Total Norway (Cost $54,532)			52,348

POLAND 0.0%
SOVEREIGN ISSUES 0.0%
Poland Government International Bond
5.500% due 10/25/2019	PLN	450	140
5.750% due 09/23/2022		132	41
6.250% due 10/24/2015		5,680	1,790

Total Poland (Cost $2,162)			1,971

QATAR 1.0%
CORPORATE BONDS & NOTES 0.5%
Nakilat, Inc.
6.067% due 12/31/2033		$500	561
Qatari Diar Finance QSC
3.500% due 07/21/2015		500	526
5.000% due 07/21/2020		5,900	6,638
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		9,238	10,161
5.832% due 09/30/2016		284	306
6.332% due 09/30/2027		1,000	1,148
6.750% due 09/30/2019		3,550	4,268

			23,608

SOVEREIGN ISSUES 0.5%
Qatar Government International Bond
4.500% due 01/20/2022	2,000	2,217
5.250% due 01/20/2020	10,200	11,811
6.400% due 01/20/2040	6,100	7,793

		21,821

Total Qatar (Cost $41,065)		45,429

RUSSIA 1.1%
CORPORATE BONDS & NOTES 0.1%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	$1,500	1,875
ALROSA Finance S.A.
7.750% due 11/03/2020	700	736
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	360	431
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013	8	9

		3,051

SOVEREIGN ISSUES 1.0%
Russia Government International Bond
4.500% due 04/04/2022	3,000	3,150
7.500% due 03/31/2030	35,595	42,823
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017	600	623

		46,596

Total Russia (Cost $46,946)		49,647

SOUTH AFRICA 0.1%
SOVEREIGN ISSUES 0.1%
South Africa Government International Bond
6.875% due 05/27/2019	$3,100	3,821

Total South Africa (Cost $3,189)		3,821

SOUTH KOREA 1.1%
CORPORATE BONDS & NOTES 0.8%
Export-Import Bank of Korea
5.125% due 06/29/2020	$6,500	7,286
5.875% due 01/14/2015	1,200	1,317
8.125% due 01/21/2014	6,300	6,894
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015	6,000	6,146
6.250% due 06/17/2014	3,200	3,450
Shinhan Bank
1.766% due 11/16/2012	10,600	10,589

		35,682

SOVEREIGN ISSUES 0.3%
Korea Development Bank
4.000% due 09/09/2016	2,300	2,460
8.000% due 01/23/2014	10,650	11,646

		14,106

Total South Korea (Cost $47,906)		49,788

SUPRANATIONAL 0.0%
CORPORATE BONDS & NOTES 0.0%
European Union
3.125% due 04/03/2014	EUR 90	119

Total Supranational (Cost $122)		119

SWEDEN 0.7%
CORPORATE BONDS & NOTES 0.7%
Nordea Bank AB
1.367% due 01/14/2014	$9,000	9,005
3.125% due 03/20/2017	5,900	5,934

Nordea Hypotek AB
4.250% due 02/06/2014	EUR	2,150	2,871
Stadshypotek AB
3.000% due 10/01/2014		2,900	3,848
3.750% due 12/12/2013		1,250	1,651
Svenska Handelsbanken AB
1.468% due 09/14/2012		$2,500	2,503
Swedbank AB
2.900% due 01/14/2013		150	152
Swedbank Hypotek AB
3.625% due 10/05/2016	EUR	4,100	5,656

Total Sweden (Cost $31,996)			31,620

UNITED ARAB EMIRATES 0.0%
CORPORATE BONDS & NOTES 0.0%
Dolphin Energy Ltd.
5.500% due 12/15/2021		$600	671
5.888% due 06/15/2019		800	880

Total United Arab Emirates (Cost $1,451)			1,551

UNITED KINGDOM 5.5%
CORPORATE BONDS & NOTES 2.8%
Abbey National Treasury Services PLC
2.500% due 03/18/2014	EUR	3,700	4,730
3.125% due 06/30/2015		1,400	1,830
3.375% due 06/08/2016		2,600	3,439
Bank of Scotland PLC
3.250% due 01/25/2013		3,300	4,237
3.875% due 01/15/2014		20,300	26,743
4.500% due 10/23/2013		2,600	3,434
4.750% due 01/26/2015		5,050	6,921
Barclays Bank PLC
0.668% due 09/11/2017		$600	589
4.875% due 03/31/2013	EUR	600	774
BAT International Finance PLC
5.875% due 03/12/2015		50	71
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		$250	338
HBOS PLC
0.667% due 09/06/2017		4,500	3,285
HSBC Bank PLC
0.897% due 05/15/2013		4,300	4,300
3.100% due 05/24/2016		4,800	4,963
HSBC Holdings PLC
3.625% due 06/29/2020	EUR	400	500
5.100% due 04/05/2021		$300	336
6.800% due 06/01/2038		500	575
7.625% due 05/17/2032		700	816
Lloyds TSB Bank PLC
4.375% due 01/12/2015		100	103
4.875% due 01/21/2016		8,900	9,354
12.000% due 12/16/2024 (c)		3,500	3,667
Nationwide Building Society
3.500% due 12/07/2015	EUR	5,000	6,765
3.875% due 12/05/2013		2,450	3,228
4.625% due 09/13/2012		1,900	2,423
5.500% due 07/18/2012		$4,800	4,803
Northern Rock Asset Management PLC
3.625% due 03/28/2013	EUR	13,100	16,905
Royal Bank of Scotland Group PLC
3.000% due 09/08/2016		5,000	6,615
4.625% due 09/22/2021		4,300	3,947
Santander UK PLC
0.977% due 08/28/2017		2,900	2,845
1.018% due 10/10/2017		800	762
7.375% due 09/28/2020 (c)	GBP	500	571
Standard Chartered PLC
3.850% due 04/27/2015		$3,000	3,141
Vodafone Group PLC
6.250% due 01/15/2016	EUR	50	74

			133,084

MORTGAGE-BACKED SECURITIES 0.3%
Arran Residential Mortgages Funding PLC
2.089% due 05/16/2047		7,600	9,654
Granite Master Issuer PLC
0.444% due 12/20/2054		$201	194
0.561% due 12/20/2054	EUR	1,621	1,975

			11,823

SOVEREIGN ISSUES 2.4%
United Kingdom Gilt
2.750% due 01/22/2015	GBP	36,700	60,932
3.750% due 09/07/2019		50	92
3.750% due 09/07/2020		2,600	4,781
3.750% due 09/07/2021		2,200	4,058
4.000% due 09/07/2016		50	89
4.000% due 03/07/2022		20,700	38,945
4.500% due 03/07/2019		1,750	3,333

			112,230

Total United Kingdom (Cost $265,488)			257,137

UNITED STATES 34.5%
ASSET-BACKED SECURITIES 0.1%
Access Group, Inc.
1.766% due 10/27/2025		$765	770
Bear Stearns Second Lien Trust
0.465% due 12/25/2036		47	46
JPMorgan Mortgage Acquisition Corp.
0.325% due 08/25/2036		8	2
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		243	243
Mid-State Trust
8.330% due 04/01/2030		379	381
SLM Student Loan Trust
0.932% due 09/15/2021	EUR	888	1,099
1.966% due 04/25/2023		$501	518
3.492% due 05/16/2044		1,724	1,790
3.500% due 08/17/2043		1,224	1,204

			6,053

BANK LOAN OBLIGATIONS 0.2%
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,000	1,006
HCA, Inc.
2.495% due 11/17/2013		3,000	2,989
2.745% due 05/02/2016		1,875	1,841
Springleaf Finance Corp.
5.500% due 05/10/2017		2,500	2,361
U.S. Airways Group, Inc.
2.745% due 03/23/2014		583	558
Vodafone Americas Finance
6.875% due 08/17/2015		1,108	1,124

			9,879

CORPORATE BONDS & NOTES 8.6%
Agilent Technologies, Inc.
5.000% due 07/15/2020		3,500	3,973
Alcoa, Inc.
5.400% due 04/15/2021		10,500	10,481
Ally Financial, Inc.
0.000% due 06/15/2015		1,700	1,441
3.868% due 06/20/2014		1,200	1,195
6.750% due 12/01/2014		1,800	1,903
7.500% due 09/15/2020		4,700	5,299
8.300% due 02/12/2015		400	437
Altria Group, Inc.
4.750% due 05/05/2021		300	341
7.750% due 02/06/2014		1,500	1,656
9.250% due 08/06/2019		800	1,114
9.700% due 11/10/2018		5,700	7,901
American Airlines Pass-Through Trust
8.625% due 04/15/2023		340	357
American Express Bank FSB
5.500% due 04/16/2013		3,500	3,631
American Express Credit Corp.
5.875% due 05/02/2013		300	313
American International Group, Inc.
3.750% due 11/30/2013		2,000	2,025
5.050% due 10/01/2015		15,700	16,682
5.850% due 01/16/2018		42	47
6.765% due 11/15/2017	GBP	273	467
8.250% due 08/15/2018		$250	303
8.625% due 05/22/2068	GBP	300	476
Amgen, Inc.
3.625% due 05/15/2022		$2,000	2,074

Anadarko Petroleum Corp.
5.750% due 06/15/2014		2,000	2,151
5.950% due 09/15/2016		400	454
7.625% due 03/15/2014		1,000	1,098
AT&T Corp.
8.000% due 11/15/2031		7	10
AT&T, Inc.
5.350% due 09/01/2040		228	263
Aviation Capital Group Corp.
7.125% due 10/15/2020		11,400	11,648
BA Covered Bond Issuer
4.250% due 04/05/2017	EUR	3,005	4,043
Bank of America Corp.
0.968% due 09/11/2012		$1,300	1,300
6.000% due 09/01/2017		440	476
6.500% due 08/01/2016		485	533
7.375% due 05/15/2014		200	215
Bear Stearns Cos. LLC
5.700% due 11/15/2014		500	541
Black & Decker Corp.
8.950% due 04/15/2014		50	56
Boston Scientific Corp.
4.500% due 01/15/2015		2,000	2,133
Buckeye Partners LP
4.875% due 02/01/2021		3,500	3,488
Capital One Bank USA N.A.
6.500% due 06/13/2013		371	389
Capital One Financial Corp.
7.375% due 05/23/2014		500	550
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021		6,900	7,551
CIT Group, Inc.
5.250% due 04/01/2014		7,300	7,592
Citigroup, Inc.
1.317% due 02/15/2013		4,000	4,001
2.467% due 08/13/2013		9,500	9,569
5.500% due 04/11/2013		2,500	2,571
6.000% due 08/15/2017		5,400	5,924
6.125% due 05/15/2018		689	771
6.375% due 08/12/2014		100	107
6.500% due 08/19/2013		4,400	4,612
8.500% due 05/22/2019		3,500	4,331
Cleco Power LLC
6.000% due 12/01/2040		3,000	3,522
CMS Energy Corp.
4.250% due 09/30/2015		2,000	2,090
Comcast Corp.
5.700% due 07/01/2019		5,000	5,955
Continental Airlines Pass-Through Trust
6.000% due 07/12/2020		1,823	1,828
CVS Pass-Through Trust
7.507% due 01/10/2032		2,669	3,325
Cytec Industries, Inc.
8.950% due 07/01/2017		250	311
DCP Midstream Operating LP
3.250% due 10/01/2015		4,300	4,370
Dow Chemical Co.
5.900% due 02/15/2015		1,500	1,674
7.600% due 05/15/2014		2,000	2,228
Energy Transfer Partners LP
5.950% due 02/01/2015		1,750	1,908
Ford Motor Credit Co. LLC
8.000% due 06/01/2014		6,800	7,547
8.125% due 01/15/2020		2,000	2,452
8.700% due 10/01/2014		5,200	5,934
Gerdau Holdings, Inc.
7.000% due 01/20/2020		10,300	11,536
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		534	484
0.969% due 01/12/2015		200	189
1.070% due 01/30/2017	EUR	2,200	2,474
5.375% due 02/15/2013		2,500	3,225
5.500% due 11/15/2014		$200	211
5.950% due 01/18/2018		3,500	3,752
6.000% due 05/01/2014		1,500	1,586
6.150% due 04/01/2018		255	277
7.500% due 02/15/2019		5,000	5,713
Health Care Service Corp.
4.700% due 01/15/2021		4,800	5,283
HSBC Finance Corp.
6.676% due 01/15/2021		15,600	16,929
International Lease Finance Corp.
5.875% due 05/01/2013		1,000	1,027
6.375% due 03/25/2013		5,300	5,432
6.750% due 09/01/2016		700	756
7.125% due 09/01/2018		350	388

JPMorgan Chase & Co.
1.164% due 10/12/2015	EUR	800	937
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021		3,700	4,371
Kinder Morgan Energy Partners LP
5.950% due 02/15/2018		$19	22
6.850% due 02/15/2020		400	481
6.950% due 01/15/2038		75	89
7.400% due 03/15/2031		200	244
9.000% due 02/01/2019		300	388
Kraft Foods Group, Inc.
3.500% due 06/06/2022		1,900	1,955
Lazard Group LLC
7.125% due 05/15/2015		3,000	3,279
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		350	380
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		9	10
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,193
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		200	207
6.150% due 04/25/2013		800	828
6.400% due 08/28/2017		4,250	4,630
6.875% due 04/25/2018		4,820	5,402
6.875% due 11/15/2018		14,354	16,106
Morgan Stanley
0.916% due 10/18/2016		200	174
0.947% due 10/15/2015		44	39
1.160% due 04/13/2016	EUR	4,450	4,998
1.177% due 01/16/2017		4,300	4,691
6.625% due 04/01/2018		$5,600	5,865
7.300% due 05/13/2019		400	433
NBCUniversal Media LLC
5.150% due 04/30/2020		3,500	4,027
NGPL PipeCo LLC
7.119% due 12/15/2017		1,800	1,809
Office Depot, Inc.
6.250% due 08/15/2013		911	930
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		1,800	2,030
Pride International, Inc.
6.875% due 08/15/2020		3,500	4,304
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019		250	318
Rockies Express Pipeline LLC
5.625% due 04/15/2020		400	366
6.250% due 07/15/2013		1,300	1,342
SLM Corp.
0.766% due 01/27/2014		896	856
5.375% due 01/15/2013		8,400	8,579
8.000% due 03/25/2020		2,000	2,200
Southwestern Energy Co.
7.500% due 02/01/2018		1,200	1,442
Springleaf Finance Corp.
5.900% due 09/15/2012		2,000	2,002
Stone Street Trust
5.902% due 12/15/2015		13,000	13,311
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016		300	354
UAL Pass-Through Trust
10.400% due 05/01/2018		291	332
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		100	95
UIL Holdings Corp.
4.625% due 10/01/2020		4,100	4,300
Valero Energy Corp.
9.375% due 03/15/2019		50	66
Wachovia Bank N.A.
0.846% due 11/03/2014		1,481	1,447
Wachovia Corp.
0.738% due 06/15/2017		64	62
0.837% due 10/15/2016		1,600	1,522
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		3,200	3,263
WEA Finance LLC
5.750% due 09/02/2015		500	544
Wells Fargo & Co.
0.666% due 10/28/2015		600	588
WM Covered Bond Program
4.000% due 11/26/2016	EUR	19,600	26,790
4.375% due 09/16/2014		22,650	30,124

			410,624

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Funding Corp.
2.628% due 05/25/2035	$874	894
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	5,146	4,879
5.667% due 02/17/2051	3,100	3,438
Bear Stearns Adjustable Rate Mortgage Trust
2.956% due 02/25/2034	63	58
Bear Stearns Alt-A Trust
2.879% due 09/25/2035	213	147
2.883% due 05/25/2035	449	359
Citigroup Mortgage Loan Trust, Inc.
2.771% due 05/25/2035	379	336
Countrywide Alternative Loan Trust
0.525% due 02/25/2037	1,468	789
0.574% due 11/20/2035	160	92
2.996% due 06/25/2037	1,077	694
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035	914	782
2.902% due 08/25/2034	37	27
Downey Savings & Loan Association Mortgage Loan Trust
2.458% due 07/19/2044	165	132
Extended Stay America Trust
2.951% due 11/05/2027	2,523	2,549
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	85	75
Harborview Mortgage Loan Trust
3.093% due 07/19/2035	127	105
Indymac Index Mortgage Loan Trust
0.485% due 07/25/2035	27	18
2.668% due 12/25/2034	22	17
JPMorgan Mortgage Trust
2.852% due 07/25/2035	1,045	1,023
3.055% due 07/25/2035	572	551
5.005% due 02/25/2035	63	63
Merrill Lynch Floating Trust
0.779% due 07/09/2021	1,919	1,882
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	123	90
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	1,300	1,435
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035	23	19
1.239% due 10/25/2035	20	18
Morgan Stanley Capital, Inc.
5.692% due 04/15/2049	300	331
Morgan Stanley Re-REMIC Trust
5.979% due 08/15/2045	200	228
Residential Accredit Loans, Inc.
0.425% due 06/25/2046	248	84
WaMu Mortgage Pass-Through Certificates
0.525% due 11/25/2045	272	198
1.547% due 08/25/2042	24	20
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	135	129

		21,462

MUNICIPAL BONDS & NOTES 2.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	11,200	14,108
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.334% due 02/15/2028	16,500	21,239
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	4,700	6,653
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,600	5,627
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2020	2,600	3,116
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	1,600	1,899
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	11,400	15,012
6.750% due 08/01/2049	6,900	9,148
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,700	3,500
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	7,500	9,173
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	2,200	2,653
Missouri Joint Municipal Electric Utility Commission Revenue Bonds, (BABs), Series 2009
6.890% due 01/01/2042	1,000	1,250

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,000	2,822
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	4,800	6,005
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.572% due 11/01/2038	1,500	1,829
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2035	4,000	4,482
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.628% due 03/15/2039	6,500	7,933
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	6,400	7,764
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	4,100	5,274
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,500	2,995
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	25	33

		132,515

	SHARES
PREFERRED SECURITIES 0.1%
GMAC Capital Trust
8.125% due 02/15/2040	150,000	3,608

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 8.9%
Fannie Mae
0.000% due 06/01/2017	$7,000	6,646
0.675% due 11/25/2040	6,569	6,577
0.695% due 11/25/2040	7,027	7,021
1.445% due 09/25/2039	5,930	6,040
2.375% due 07/28/2015	100	106
3.000% due 07/01/2027	35,000	36,684
3.500% due 08/01/2013 - 12/01/2040	903	947
4.000% due 01/01/2041 - 02/01/2041	87	93
4.500% due 07/01/2027 - 07/01/2042	17,000	18,202
5.000% due 05/01/2033 - 08/01/2042	73,661	79,997
5.500% due 07/01/2042	158,000	172,368
6.000% due 02/01/2014 - 10/01/2040	60,948	67,118
Freddie Mac
0.722% due 10/15/2040	14,060	14,097
4.500% due 05/01/2041	911	976
5.000% due 07/15/2014	600	656
NCUA Guaranteed Notes
0.621% due 03/06/2020	6,009	6,012
Tennessee Valley Authority
5.250% due 09/15/2039	1,450	1,901

		425,441

U.S. TREASURY OBLIGATIONS 13.3%
U.S. Treasury Bonds
3.000% due 05/15/2042	1,400	1,470
3.125% due 11/15/2041	10,685	11,508
3.750% due 08/15/2041 (e)(g)(h)	62,750	75,810
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (e)(g)(h)	252,821	268,049
0.625% due 07/15/2021	8,779	9,796
1.250% due 07/15/2020	12,238	14,238
2.375% due 01/15/2025	1,953	2,579
2.375% due 01/15/2027	2,054	2,763
2.500% due 01/15/2029 (g)(h)	47,710	66,384
3.875% due 04/15/2029	9,237	14,970
U.S. Treasury Notes
1.375% due 11/30/2018 (e)(h)	45,000	46,062
1.750% due 05/15/2022 (e)(h)	95,300	96,179
2.000% due 11/15/2021	400	415
2.000% due 02/15/2022	1,900	1,966
3.625% due 02/15/2021	17,800	21,030

		633,219

Total United States (Cost $1,573,348)		1,642,801

VIRGIN ISLANDS (BRITISH) 0.4%
CORPORATE BONDS & NOTES 0.4%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	$1,200	1,146
GTL Trade Finance, Inc.
7.250% due 10/20/2017	3,900	4,387
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,400	1,528
7.250% due 02/02/2020	1,700	1,918
7.500% due 07/18/2016	4,050	4,521
7.875% due 03/13/2018	4,100	4,710

Total Virgin Islands (British) (Cost $17,455)		18,210

SHORT-TERM INSTRUMENTS 35.6%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
1.955% due 01/24/2013	$4,000	4,023
Banco do Brasil S.A.
0.000% due 08/15/2012	7,400	7,393
2.010% due 03/26/2013	3,400	3,378
Itau Unibanco Holding S.A.
0.000% due 11/06/2012	7,000	7,000
2.010% due 03/26/2013	4,400	4,324

		26,118

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	3,200	3,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $3,266. Repurchase proceeds are $3,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	999	999
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,023. Repurchase proceeds are $999.)

		4,199

U.S. TREASURY BILLS 0.3%
0.158% due 08/02/2012 - 06/27/2013 (a)(e)	14,766	14,749

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 34.6%
PIMCO Short-Term Floating NAV Portfolio	164,661,989	1,649,913

Total Short-Term Instruments (Cost $1,695,035)		1,694,979

PURCHASED OPTIONS (j) 0.0%
(Cost $3,126)		1,275

Total Investments 104.3% (Cost $4,880,448)		$4,972,148
Written Options (k) (0.1%) (Premiums $9,162)		(5,779)
Other Assets and Liabilities (Net) (4.2%)		(200,778)

Net Assets 100.0%		$4,765,591

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $62,908 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $96,372 at a weighted average interest rate of (1.000%). On June 30, 2012, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $5,164 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Euribor June Futures	Long	06/2014	251	$803
90-Day Euribor March Futures	Long	03/2014	251	742
90-Day Eurodollar June Futures	Long	06/2014	834	2,514
Canada Government 10-Year Bond September Futures	Long	09/2012	20	30
U.S. Treasury 10-Year Note September Futures	Long	09/2012	771	454
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	673	(194)

				$4,349

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $21,778 and cash of $56 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection(2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$2,500	$4	$0

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022	CAD	1,400	$42	$37
Pay	3-Month CAD Bank Bill	2.500%	12/17/2022		3,100	62	81
Pay	3-Month CAD Bank Bill	5.800%	12/19/2023		3,900	407	407
Pay	3-Month CAD Bank Bill	6.200%	12/15/2025		2,900	289	45
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		$37,400	(999)	(587)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		371,100	(16,790)	(13,670)
Pay	6-Month AUD Bank Bill	3.750%	03/15/2018	AUD	83,000	210	122
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023		45,300	(197)	(43)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		39,000	635	347
Pay	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR	135,900	7,427	4,873
Pay	6-Month GBP-LIBOR	2.500%	09/19/2022	GBP	45,300	2,320	2,422
Receive	6-Month GBP-LIBOR	3.500%	09/19/2042		21,300	(3,647)	(2,918)

						$(10,241)	$(8,884)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection(1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.168%	$50	$(2)	$0	$(2)
Brazil Government International Bond	BOA	(1.000%	)	09/20/2016	1.345%	47,400	653	636	17
Brazil Government International Bond	DUB	(1.000%	)	09/20/2016	1.345%	6,000	83	61	22
Brazil Government International Bond	HUS	(1.000%	)	09/20/2016	1.345%	26,100	360	355	5
Brazil Government International Bond	MYC	(1.000%	)	09/20/2016	1.345%	50,000	689	510	179
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.337%	250	4	23	(19)
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.655%	350	(34)	(36)	2
Marsh & McLennan Cos., Inc.	BRC	(0.760%	)	09/20/2015	0.461%	50	0	0	0
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	2.032%	3,000	(114)	19	(133)
Valero Energy Corp.	GST	(2.700%	)	03/20/2019	2.005%	50	(2)	0	(2)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.634%	1,000	42	16	26

							$1,679	$1,584	$95

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2016	2.753%		$3,400	$(208)	$(124)	$(84)
Alcoa, Inc.	GST	1.000%	06/20/2016	2.887%		6,000	(418)	(173)	(245)
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.841%		2,100	102	(131)	233
American International Group, Inc.	BOA	1.000%	12/20/2020	2.597%		350	(38)	(80)	42
ArcelorMittal	BPS	1.000%	03/20/2016	4.709%		3,400	(417)	(202)	(215)
Australia Government Bond	BOA	1.000%	09/20/2015	0.328%		7,400	162	171	(9)
Australia Government Bond	BRC	1.000%	03/20/2016	0.430%		1,800	39	39	0
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%		300	0	(13)	13
Banque Centrale de Tunisie S.A.	BRC	1.000%	03/20/2016	2.589%		14,600	(811)	(568)	(243)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	900	5	(135)	140
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%		$600	73	9	64
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%		1,200	147	37	110
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		900	118	15	103
Brazil Government International Bond	BOA	1.000%	06/20/2021	1.847%		4,850	(322)	(202)	(120)
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		1,200	3	1	2
Brazil Government International Bond	BRC	3.810%	02/20/2014	0.854%		40	3	0	3
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		800	2	1	1
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.847%		660	(44)	(26)	(18)
Brazil Government International Bond	DUB	1.000%	09/20/2013	0.678%		27,100	116	174	(58)
Brazil Government International Bond	DUB	1.000%	03/20/2021	1.833%		10,000	(639)	(446)	(193)
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.847%		3,750	(249)	(166)	(83)
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.859%		31,200	(2,147)	(1,403)	(744)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		700	2	1	1
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		400	2	(1)	3
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		12,650	(12)	(379)	367
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		800	0	(40)	40
China Government International Bond	FBF	1.000%	03/20/2015	0.664%		7,000	66	76	(10)
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		4,800	(4)	(235)	231
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		11,400	(10)	(553)	543
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		13,800	(12)	(481)	469
China Government International Bond	RYL	1.000%	12/20/2016	1.028%		1,400	(1)	(65)	64
China Government International Bond	UAG	1.000%	12/20/2016	1.028%		800	(1)	(37)	36
Comcast Corp.	CBK	1.000%	12/20/2015	0.688%		3,000	33	16	17
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%		4,200	(119)	(127)	8
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%		1,000	(2)	(1)	(1)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.815%		1,200	6	(47)	53
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.057%		500	(1)	0	(1)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.815%		2,000	9	(35)	44
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		2,800	(5)	(8)	3
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(4)	(8)	4
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.057%		1,000	(1)	(1)	0
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%		500	0	0	0
Export-Import Bank of China	BOA	1.000%	09/20/2016	1.491%		650	(12)	(18)	6
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.516%		600	2	(8)	10
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%		1,800	(45)	(175)	130
Export-Import Bank of China	MYC	1.000%	09/20/2016	1.491%		650	(13)	(18)	5
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	03/20/2016	1.524%		3,400	(63)	(10)	(53)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%		1,500	2	(31)	33
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		1,700	1	(35)	36
General Electric Capital Corp.	BPS	1.000%	03/20/2014	0.964%		1,100	1	(42)	43
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%		200	(3)	(12)	9
General Electric Capital Corp.	JPM	1.000%	09/20/2014	1.112%		800	(2)	(28)	26
General Electric Capital Corp.	MYC	1.000%	03/20/2014	0.964%		21,300	20	(690)	710
General Electric Capital Corp.	UAG	1.000%	12/20/2015	1.417%		10,600	(145)	(367)	222
Japan Government International Bond	BPS	1.000%	09/20/2015	0.501%		6,400	104	37	67
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%		1,700	24	23	1
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		3,900	55	34	21
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%		2,800	40	41	(1)
Lincoln National Corp.	GST	1.000%	03/20/2016	2.976%		3,600	(245)	(104)	(141)
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		100	0	(3)	3
MetLife, Inc.	CBK	1.000%	03/20/2016	2.585%		3,400	(188)	(73)	(115)
MetLife, Inc.	GST	1.000%	06/20/2016	2.652%		6,000	(365)	(173)	(192)
Mexico Government International Bond	CBK	1.000%	12/20/2014	0.873%		60	0	(2)	2
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.110%		850	(3)	(9)	6
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.672%		50	(3)	(2)	(1)
Mexico Government International Bond	DUB	1.000%	06/20/2021	1.672%		10,000	(532)	(388)	(144)
Mexico Government International Bond	DUB	1.000%	09/20/2021	1.685%		20,000	(1,107)	(753)	(354)
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.064%		13,450	(25)	0	(25)
Mexico Government International Bond	JPM	1.000%	03/20/2016	1.110%		5,000	(19)	(53)	34
Mexico Government International Bond	MYC	1.000%	06/20/2021	1.672%		3,750	(199)	(139)	(60)
Prudential Financial, Inc.	BPS	1.000%	03/20/2016	2.107%		3,400	(132)	(60)	(72)
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.030%		600	0	0	0
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		3,000	(2)	(3)	1
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.070%		500	(2)	(4)	2
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		900	0	(1)	1
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.070%		500	(2)	(4)	2
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.030%		1,000	(1)	(1)	0
Republic of Germany	CBK	0.250%	06/20/2016	0.739%		2,200	(42)	(36)	(6)
Republic of Germany	GST	0.250%	12/20/2016	0.850%		35,100	(918)	(1,172)	254
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		3,000	11	(16)	27
Republic of Korea	DUB	1.000%	09/20/2015	0.760%		300	2	(2)	4
Republic of Korea	FBF	1.000%	12/20/2012	0.310%		800	3	(4)	7
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		4,400	16	(27)	43
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%		3,900	8	(54)	62
Russia Government International Bond	BRC	1.000%	09/20/2015	1.815%		3,400	(85)	(124)	39
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		1,200	2	(15)	17
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		500	1	(7)	8
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		400	1	(4)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		4,400	9	(52)	61
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%		4,400	9	(49)	58
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		400	1	(4)	5
SLM Corp.	UAG	5.000%	12/20/2016	4.209%		350	12	(11)	23
Teck Resources Ltd.	CBK	1.000%	03/20/2016	1.506%		3,400	(61)	(10)	(51)
Texas State General Obligation Bonds, Series 2003	MYC	0.950%	03/20/2021	1.017%		7,200	(33)	0	(33)
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.365%	EUR	2,400	(13)	(24)	11
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%		3,000	0	(25)	25
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		9,100	2	(88)	90

							$(8,511)	$(9,942)	$1,431

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,350	$351	$546	$(195)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	2,000	161	265	(104)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,500	398	608	(210)
CDX.IG-15 5-Year Index	BOA	1.000%	12/20/2015	29,700	156	183	(27)
CDX.IG-15 5-Year Index	UAG	1.000%	12/20/2015	1,700	9	11	(2)

					$1,075	$1,613	$(538)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	11.420%	01/02/2013	MYC	BRL	241,200	$2,937	$0	$2,937
Pay	1-Year BRL-CDI	11.510%	01/02/2013	HUS		179,900	2,336	152	2,184
Pay	1-Year BRL-CDI	11.830%	01/02/2013	UAG		78,100	1,132	221	911
Pay	1-Year BRL-CDI	11.880%	01/02/2013	HUS		18,300	387	18	369
Pay	1-Year BRL-CDI	11.890%	01/02/2013	GLM		71,000	1,606	42	1,564
Pay	1-Year BRL-CDI	11.910%	01/02/2013	BRC		33,000	726	152	574
Pay	1-Year BRL-CDI	12.285%	01/02/2013	BRC		61,700	1,710	186	1,524
Pay	1-Year BRL-CDI	12.455%	01/02/2013	BRC		145,500	2,680	82	2,598
Pay	1-Year BRL-CDI	12.465%	01/02/2013	HUS		104,500	1,933	40	1,893
Pay	1-Year BRL-CDI	12.500%	01/02/2013	MYC		106,400	1,994	20	1,974
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		28,200	383	107	276
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		54,000	1,746	42	1,704
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		161,000	5,182	(38)	5,220
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		46,700	1,753	275	1,478
Pay	1-Year BRL-CDI	8.825%	01/02/2015	HUS		10,400	44	20	24
Pay	1-Year BRL-CDI	9.310%	01/02/2015	JPM		17,700	159	120	39
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	900	(6)	5	(11)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		1,000	15	4	11
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		2,400	35	8	27
Pay	28-Day MXN-TIIE	7.330%	01/28/2015	HUS	MXN	38,479	177	(3)	180

Pay	28-Day MXN-TIIE	7.340%	01/28/2015	BRC	49,880	231	0	231
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	CBK	621,000	2,386	(2)	2,388
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC	183,700	887	119	768

						$30,433	$1,570	$28,863

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.750%	09/24/2012	$24,500	$848	$9
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	45,200	2,278	1,266

							$3,126	$1,275

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$3,000	$9	$(9)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		3,000	10	(3)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		13,500	13	(1)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		13,500	13	(15)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		49,200	174	(145)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		49,200	174	(47)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		93,800	129	(3)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		93,800	129	(107)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		11,900	34	(15)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		11,900	34	(6)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		5,600	17	(7)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		5,600	17	(3)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013		17,000	122	(190)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		17,000	122	(21)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012		16,000	97	(168)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		16,000	97	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		19,400	190	(317)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		19,400	349	(121)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		78,100	742	(1,277)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		78,100	1,437	(487)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		109,900	805	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		189,800	2,278	(1,073)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012		4,600	69	(160)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		69,100	650	(1,130)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		69,100	1,265	(431)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	1,000	7	0

								$8,983	$(5,738)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	$10,300	$91	$(16)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	11,800	88	(25)

						$179	$(41)

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2027	$2,000	$2,109	$(2,114)
Fannie Mae	4.500%	07/01/2042	13,000	13,904	(13,924)
Fannie Mae	4.500%	08/01/2042	21,000	22,484	(22,519)
Fannie Mae	6.000%	08/01/2042	31,000	34,081	(34,066)

				$72,578	$(72,623)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	COP	23,932,382		$13,337	JPM	$0	$(50)	$(50)
07/2012	EUR	48,713		64,364	HUS	2,711	0	2,711
07/2012	ILS	13,125		3,390	UAG	34	0	34
07/2012	INR	928,738		16,880	JPM	235	0	235
07/2012	KRW	6,755,362		5,847	BRC	0	(49)	(49)
07/2012		52,425,352		45,378	CBK	0	(375)	(375)
07/2012	PEN	91		34	MSC	0	(1)	(1)
07/2012		$12,505	COP	23,932,382	UAG	881	0	881
07/2012		140,626	EUR	107,166	BPS	0	(4,994)	(4,994)

07/2012		83,778		64,101	BRC	0	(2,650)	(2,650)
07/2012		2,553		2,061	DUB	55	0	55
07/2012		77,141		58,881	FBF	0	(2,620)	(2,620)
07/2012		46,883		36,723	HUS	566	(972)	(406)
07/2012		338,846		262,992	JPM	2,735	(8,731)	(5,996)
07/2012		2,166		1,681	RBC	0	(38)	(38)
07/2012		9,853		7,745	RYL	2	(53)	(51)
07/2012		4,806		3,679	UAG	0	(149)	(149)
07/2012		3,400	ILS	13,125	JPM	0	(44)	(44)
07/2012		7,475	INR	383,767	BPS	0	(597)	(597)
07/2012		3,900		199,212	HUS	0	(330)	(330)
07/2012		56,560		2,921,676	JPM	25	(4,223)	(4,198)
07/2012		10,330		532,184	MSC	0	(792)	(792)
07/2012		22,318		1,146,101	UAG	0	(1,777)	(1,777)
07/2012		6,734	KRW	7,653,856	BRC	0	(54)	(54)
07/2012		130,477		147,242,750	FBF	0	(1,973)	(1,973)
07/2012		710		833,185	HUS	17	0	17
07/2012		15,120		17,507,504	JPM	179	(20)	159
07/2012		770		887,810	MSC	5	0	5
07/2012		53,691	MYR	165,528	JPM	0	(1,451)	(1,451)
07/2012		280		865	MSC	0	(7)	(7)
07/2012		2,334	NOK	14,016	BPS	20	0	20
07/2012		2,329		14,016	HUS	25	0	25
07/2012		2,325		14,016	UAG	29	0	29
07/2012		1,435	NZD	1,897	CBK	81	0	81
07/2012		804		1,011	JPM	5	0	5
07/2012		34	PEN	91	HUS	0	0	0
07/2012		22,334	ZAR	187,154	DUB	536	(55)	481
07/2012		16,800		132,284	GSC	0	(674)	(674)
07/2012		3,740		31,236	JPM	68	0	68
07/2012		513		4,074	UAG	0	(16)	(16)
08/2012	AUD	79,996	$	79,956	BOA	0	(1,635)	(1,635)
08/2012		10,759		10,798	JPM	0	(175)	(175)
08/2012	DKK	1,635		278	FBF	0	0	0
08/2012	HUF	2,799,390		12,331	JPM	185	(179)	6
08/2012		1,416,450		6,450	UAG	214	0	214
08/2012	MXN	41,489		2,976	DUB	0	(121)	(121)
08/2012		46,288		3,340	JPM	0	(115)	(115)
08/2012		104,524		7,652	UAG	0	(151)	(151)
08/2012	RON	20,254		5,660	HUS	0	(71)	(71)
08/2012	SGD	2,198		1,730	DUB	0	(5)	(5)
08/2012	$	404	BRL	789	BRC	0	(13)	(13)
08/2012		59		122	DUB	1	0	1
08/2012		1,140		2,276	HUS	0	(14)	(14)
08/2012		1,660		3,434	MSC	39	0	39
08/2012		17,791		36,852	UAG	439	0	439
08/2012		49,650	CHF	46,663	HUS	0	(426)	(426)
08/2012		2,692		2,540	JPM	0	(12)	(12)
08/2012		407		384	RYL	0	(2)	(2)
08/2012		2,240	CLP	1,126,496	HUS	0	(3)	(3)
08/2012		8,720		4,297,652	JPM	0	(186)	(186)
08/2012		14,718		7,175,932	MSC	0	(469)	(469)
08/2012		12,290	CZK	230,696	CBK	0	(852)	(852)
08/2012		2,870		58,308	HUS	21	0	21
08/2012		13,270		249,298	JPM	0	(910)	(910)
08/2012		23,046	DKK	134,075	HUS	0	(192)	(192)
08/2012		1,882		10,989	JPM	0	(9)	(9)
08/2012		2,320	HKD	17,995	DUB	0	0	0
08/2012		29,032		225,332	UAG	18	0	18
08/2012		570	MXN	7,862	CBK	17	0	17
08/2012		2,355		32,301	DUB	57	0	57
08/2012		2,382		32,016	HUS	9	0	9
08/2012		12,259		165,542	JPM	158	(59)	99
08/2012		13,594		189,143	UAG	527	0	527
08/2012		23,815	PLN	77,222	BRC	90	(847)	(757)
08/2012		300		1,035	CBK	9	0	9
08/2012		17,230		55,248	DUB	0	(732)	(732)
08/2012		23,836		76,418	UAG	0	(1,016)	(1,016)
08/2012		36,815	SEK	263,575	DUB	1,216	0	1,216
08/2012		2,729		19,034	JPM	18	0	18
08/2012		308		2,205	RYL	10	0	10
08/2012		270	SGD	344	BRC	2	0	2
08/2012		720		910	JPM	2	(3)	(1)
08/2012		53,043		65,522	UAG	0	(1,319)	(1,319)
08/2012		301	THB	9,312	HUS	0	(9)	(9)
09/2012	CAD	1,926	$	1,889	BRC	0	0	0
09/2012	EUR	7,512		9,540	BRC	27	0	27
09/2012		2,576		3,225	HUS	0	(37)	(37)
09/2012	GBP	1,719		2,703	BRC	11	0	11
09/2012		130		204	CBK	1	0	1
09/2012		844		1,312	MSC	0	(9)	(9)
09/2012	JPY	177,268		2,248	BRC	28	0	28
09/2012	$	8,834	CAD	9,013	JPM	3	0	3
09/2012		26,076		26,804	UAG	205	0	205
09/2012		551	EUR	438	BPS	4	0	4
09/2012		27,441		21,994	CBK	412	0	412
09/2012		24,611		19,365	JPM	13	(100)	(87)
09/2012		536		428	UAG	6	0	6
09/2012		65,148	GBP	42,134	BPS	828	0	828
09/2012		2,359		1,501	JPM	0	(9)	(9)
09/2012		290,095	JPY	22,698,486	BPS	0	(5,865)	(5,865)
09/2012		38,002		3,024,982	JPM	0	(123)	(123)
09/2012		283		22,488	MSC	0	(1)	(1)
09/2012		5,818	KRW	6,755,362	BRC	49	0	49
09/2012		45,155		52,425,352	CBK	377	0	377
09/2012		18,654	RUB	612,374	BRC	0	(36)	(36)
09/2012		11,070		367,425	CBK	101	0	101
09/2012		13,252		440,909	DUB	153	0	153
09/2012		18,448		612,374	FBF	171	0	171
09/2012		15,932		529,091	GSC	155	0	155
09/2012		3,890		128,078	HUS	4	0	4
09/2012		18,660		612,374	UAG	0	(41)	(41)
10/2012		3,381	ILS	13,125	UAG	0	(35)	(35)
10/2012		137	PHP	6,017	CBK	5	0	5
11/2012		10,169	TWD	299,678	BRC	0	(64)	(64)
11/2012		490		14,568	JPM	1	0	1
12/2012	PEN	91	$	34	HUS	0	0	0
12/2012	$	10,980	COP	19,895,760	BRC	0	(54)	(54)
12/2012		13,110		23,932,382	JPM	32	0	32
12/2012		1,400	PEN	3,736	HUS	0	(11)	(11)
02/2013	CNY	139,000	$	22,046	BRC	274	0	274
02/2013	$	5,884	CNY	37,285	DUB	0	(44)	(44)
02/2013		27,584		175,472	JPM	0	(99)	(99)
02/2013		2,260		14,427	UAG	0	0	0
08/2013		4,949		31,000	DUB	0	(120)	(120)
08/2013		3,498		22,000	RYL	0	(70)	(70)
08/2013		3,824		24,000	UAG	0	(85)	(85)
04/2014		4,076		25,000	RYL	0	(218)	(218)
09/2015		16,337		100,000	CBK	0	(1,140)	(1,140)
09/2015		19,105		117,180	DUB	0	(1,296)	(1,296)
09/2015		4,709		28,920	JPM	0	(314)	(314)

						$14,101	$(51,991)	$(37,890)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$20,251	$0	$20,251
Sovereign Issues	0	108,603	0	108,603
Bahrain
Sovereign Issues	0	4,005	0	4,005
Bermuda
Corporate Bonds & Notes	0	13,658	0	13,658
Brazil
Corporate Bonds & Notes	0	46,675	3,007	49,682
Sovereign Issues	0	92,524	0	92,524
Canada
Asset-Backed Securities	0	195	0	195
Bank Loan Obligations	0	1,937	0	1,937
Corporate Bonds & Notes	0	49,669	0	49,669
Sovereign Issues	0	148,019	0	148,019
Cayman Islands
Asset-Backed Securities	0	6,409	0	6,409
Corporate Bonds & Notes	0	29,885	0	29,885
Chile
Corporate Bonds & Notes	0	5,681	0	5,681
Colombia
Corporate Bonds & Notes	0	2,277	0	2,277
Denmark
Corporate Bonds & Notes	0	3,921	0	3,921
Egypt
Bank Loan Obligations	0	760	0	760
Finland
Corporate Bonds & Notes	0	907	0	907
France
Corporate Bonds & Notes	0	63,333	0	63,333
Sovereign Issues	0	9,255	0	9,255
Germany
Bank Loan Obligations	0	1,276	0	1,276
Corporate Bonds & Notes	0	16,445	0	16,445
Hong Kong
Corporate Bonds & Notes	0	5,059	0	5,059
India
Corporate Bonds & Notes	0	11,034	0	11,034
Indonesia
Corporate Bonds & Notes	0	3,540	0	3,540
Ireland
Asset-Backed Securities	0	2,225	0	2,225
Corporate Bonds & Notes	0	12,167	0	12,167
Sovereign Issues	0	3,112	0	3,112
Italy
Corporate Bonds & Notes	0	4,469	0	4,469
Japan
Corporate Bonds & Notes	0	10,968	0	10,968
Sovereign Issues	0	81,697	0	81,697
Luxembourg
Bank Loan Obligations	0	3,948	0	3,948
Corporate Bonds & Notes	0	25,465	0	25,465
Malaysia
Corporate Bonds & Notes	0	546	0	546
Mexico
Corporate Bonds & Notes	0	32,509	0	32,509
Sovereign Issues	0	144,882	0	144,882
Netherlands
Asset-Backed Securities	0	411	0	411
Corporate Bonds & Notes	0	67,759	0	67,759
Mortgage-Backed Securities	0	1,906	0	1,906
Sovereign Issues	0	79,700	0	79,700
New Zealand
Corporate Bonds & Notes	0	1,363	0	1,363
Norway
Corporate Bonds & Notes	0	52,348	0	52,348
Poland
Sovereign Issues	0	1,971	0	1,971
Qatar
Corporate Bonds & Notes	0	23,608	0	23,608
Sovereign Issues	0	21,821	0	21,821
Russia
Corporate Bonds & Notes	0	3,051	0	3,051
Sovereign Issues	0	46,596	0	46,596
South Africa
Sovereign Issues	0	3,821	0	3,821
South Korea
Corporate Bonds & Notes	0	35,682	0	35,682
Sovereign Issues	0	14,106	0	14,106
Supranational
Corporate Bonds & Notes	0	119	0	119
Sweden
Corporate Bonds & Notes	0	31,620	0	31,620
United Arab Emirates
Corporate Bonds & Notes	0	1,551	0	1,551
United Kingdom
Corporate Bonds & Notes	0	133,084	0	133,084
Mortgage-Backed Securities	0	11,823	0	11,823
Sovereign Issues	0	112,230	0	112,230
United States
Asset-Backed Securities	0	6,053	0	6,053
Bank Loan Obligations	0	9,879	0	9,879
Corporate Bonds & Notes	0	408,107	2,517	410,624
Mortgage-Backed Securities	0	21,462	0	21,462
Municipal Bonds & Notes	0	132,515	0	132,515
Preferred Securities	3,608	0	0	3,608
U.S. Government Agencies	0	419,429	6,012	425,441
U.S. Treasury Obligations	0	633,219	0	633,219
Virgin Islands (British)
Corporate Bonds & Notes	0	18,210	0	18,210
Short-Term Instruments
Certificates of Deposit	0	26,118	0	26,118
Repurchase Agreements	0	4,199	0	4,199
U.S. Treasury Bills	0	14,749	0	14,749
PIMCO Short-Term Floating NAV Portfolio	1,649,913	0	0	1,649,913
Purchased Options
Interest Rate Contracts	0	1,275	0	1,275
	$1,653,521	$3,307,091	$11,536	$4,972,148

Short Sales, at value	$0	$(72,623)	$0	$(72,623)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	4,955	0	4,955
Foreign Exchange Contracts	0	14,101	0	14,101
Interest Rate Contracts	4,543	37,207	0	41,750
	$4,543	$56,263	$0	$60,806

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,966)	0	(3,966)
Foreign Exchange Contracts	0	(51,991)	0	(51,991)
Interest Rate Contracts	(194)	(22,967)	(41)	(23,202)
	$(194)	$(78,924)	$(41)	$(79,159)

Totals	$1,657,870	$3,211,807	$11,495	$4,881,172

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Brazil
Corporate Bonds & Notes	$2,977	$0	$0	$(4)	$0	$34	$0	$0	$3,007	$34
United States
Corporate Bonds & Notes	2,524	0	(26)	(1)	(1)	21	0	0	2,517	22
U.S. Government Agencies	6,485	0	(480)	0	0	7	0	0	6,012	7

	$11,986	$0	$(506)	$(5)	$(1)	$62	$0	$0	$11,536	$63
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(48)	$0	$0	$0	$0	$7	$0	$0	$(41)	$6

Totals	$11,938	$0	$(506)	$(5)	$(1)	$69	$0	$0	$11,495	$69

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Brazil
Corporate Bonds & Notes	$3,007	Benchmark Pricing	Base Price	100.25
United States
Corporate Bonds & Notes	2,517	Third Party Vendor	Broker Quote	100.25 - 114.13
U.S. Government Agencies	6,012	Third Party Vendor	Broker Quote	100.05

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(41)	Indicative Market Quotations	Broker Quote	0.16 - 0.21

Total	$11,495

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (Unhedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 3.5%
CORPORATE BONDS & NOTES 3.0%
Commonwealth Bank of Australia
0.748% due 09/17/2014		$4,900	$4,923
0.889% due 07/12/2013		7,100	7,129
Macquarie Bank Ltd.
3.300% due 07/17/2014		6,500	6,841
4.100% due 12/17/2013		4,000	4,204
National Australia Bank Ltd.
3.375% due 07/08/2014		1,000	1,053
Westpac Banking Corp.
2.700% due 12/09/2014		7,700	8,002
2.900% due 09/10/2014		4,200	4,396

			36,548

MORTGAGE-BACKED SECURITIES 0.5%
Medallion Trust
0.597% due 05/25/2035		1,170	1,165
Puma Finance Ltd.
0.537% due 02/21/2038		942	908
3.990% due 08/22/2037	AUD	638	629
4.127% due 07/12/2036		343	341
Swan Trust
4.880% due 04/25/2041		2,522	2,577
Torrens Trust
4.007% due 10/19/2038		810	805

			6,425

SOVEREIGN ISSUES 0.0%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		200	258

Total Australia (Cost $41,776)			43,231

CANADA 2.5%
CORPORATE BONDS & NOTES 0.6%
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		$1,000	1,053
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	5,500	5,522
Master Credit Card Trust
5.297% due 08/21/2012		1,000	987

			7,562

SOVEREIGN ISSUES 1.9%
Province of British Columbia
4.300% due 06/18/2042		700	819
Province of Ontario
2.450% due 06/29/2022		$1,600	1,584
3.150% due 06/02/2022	CAD	5,400	5,481
4.000% due 06/02/2021		3,000	3,265
6.200% due 06/02/2031		300	411
Province of Quebec
2.750% due 08/25/2021		$4,400	4,564
3.500% due 12/01/2022	CAD	3,200	3,310
4.250% due 12/01/2021		2,700	2,973
5.000% due 12/01/2041		400	497

			22,904

Total Canada (Cost $29,999)			30,466

CAYMAN ISLANDS 0.9%
ASSET-BACKED SECURITIES 0.3%
Commercial Industrial Finance Corp.
0.727% due 03/01/2021		$1,900	1,816
Duane Street CLO
0.716% due 11/08/2017		964	948
Grayston CLO Ltd.
0.847% due 08/15/2016		74	73
Wind River CLO Ltd.
0.798% due 12/19/2016		524	511

			3,348

CORPORATE BONDS & NOTES 0.6%
Transocean, Inc.
4.950% due 11/15/2015		4,800	5,173
UPCB Finance Ltd.
7.625% due 01/15/2020	EUR	1,500	2,002

			7,175

Total Cayman Islands (Cost $10,173)			10,523

DENMARK 0.0%
CORPORATE BONDS & NOTES 0.0%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	368	69
Realkredit Danmark A/S
1.695% due 01/01/2038		2,388	407

Total Denmark (Cost $450)			476

FRANCE 8.7%
CORPORATE BONDS & NOTES 5.0%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	3,900	5,110
Cie de Financement Foncier S.A.
1.625% due 07/23/2012		$10,400	10,402
2.500% due 09/16/2015		4,900	4,940
4.500% due 01/09/2013	EUR	1,200	1,547
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$5,000	4,890
Dexia Credit Local S.A.
2.625% due 01/21/2014	EUR	3,100	3,952
2.750% due 01/10/2014		$12,600	12,464
2.750% due 04/29/2014		10,300	10,114
Dexia Municipal Agency S.A.
1.550% due 10/31/2013	JPY	37,000	462
3.125% due 09/15/2015	EUR	2,400	3,069
General Electric Societe de Credit Foncier
3.750% due 07/22/2014		400	530
Societe Generale SCF S.A.
4.000% due 07/07/2016		500	687
Vivendi S.A.
6.625% due 04/04/2018		$2,600	2,879

			61,046

SOVEREIGN ISSUES 3.7%
France Government Bond
2.100% due 07/25/2023 (c)	EUR	109	153
3.000% due 04/25/2022		4,800	6,245
3.500% due 04/25/2020		5,000	6,867
3.500% due 04/25/2026		1,800	2,366
4.250% due 04/25/2019		1,500	2,162
4.500% due 04/25/2041		1,800	2,662
4.750% due 04/25/2035		1,400	2,117
5.500% due 04/25/2029		10,400	16,742
5.750% due 10/25/2032		500	848
France Treasury Notes
1.750% due 02/25/2017		3,600	4,620

			44,782

Total France (Cost $108,548)			105,828

GERMANY 9.0%
BANK LOAN OBLIGATIONS 0.2%
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	2,100	2,679

CORPORATE BONDS & NOTES 8.3%
FMS Wertmanagement AoR
0.741% due 01/20/2014		5,800	7,363
0.810% due 02/18/2015		2,800	3,544
2.375% due 12/15/2014		21,500	28,324
3.375% due 06/17/2021		8,100	11,336
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	2,200	2,265

IKB Deutsche Industriebank AG
2.125% due 09/10/2012	EUR	3,500	4,443
KFW
0.625% due 05/29/2015		9,100	11,535
2.000% due 09/07/2016		3,900	5,181
5.500% due 06/05/2014	AUD	4,000	4,255
6.250% due 05/19/2021		15,300	17,764
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		4,500	4,914

			100,924

SOVEREIGN ISSUES 0.5%
Republic of Germany
4.750% due 07/04/2028	EUR	1,500	2,540
5.625% due 01/04/2028		500	920
6.500% due 07/04/2027		1,300	2,575

			6,035

Total Germany (Cost $113,038)			109,638

IRELAND 0.5%
ASSET-BACKED SECURITIES 0.4%
Avoca CLO BV
1.433% due 09/15/2021	EUR	1,038	1,243
Dryden Leveraged Loan CDO
1.413% due 08/08/2022		1,100	1,272
Magi Funding PLC
1.314% due 04/11/2021		1,580	1,884

			4,399

MORTGAGE-BACKED SECURITIES 0.1%
Fastnet Securities PLC
0.623% due 08/10/2043		1,376	1,017
German Residential Asset Note Distributor PLC
0.981% due 07/20/2016		153	176
Talisman Finance PLC
0.957% due 04/22/2017		493	536

			1,729

Total Ireland (Cost $6,916)			6,128

ITALY 7.2%
ASSET-BACKED SECURITIES 0.0%
Locat Securitisation Vehicle SRL
0.843% due 12/12/2024	EUR	78	97

CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.867% due 02/24/2014		$1,300	1,221
6.500% due 02/24/2021		2,800	2,454

			3,675

SOVEREIGN ISSUES 6.9%
Italy Buoni Poliennali Del Tesoro
3.000% due 11/01/2015	EUR	7,100	8,609
3.750% due 08/01/2015		11,600	14,499
3.750% due 03/01/2021		1,100	1,242
3.750% due 08/01/2021		500	555
4.250% due 02/01/2019		3,700	4,433
4.250% due 09/01/2019		500	594
4.500% due 02/01/2018		2,100	2,587
4.500% due 08/01/2018		2,000	2,441
4.500% due 03/01/2019		1,600	1,933
4.750% due 05/01/2017		10,500	13,164
4.750% due 06/01/2017		1,400	1,740
5.000% due 03/01/2022		1,100	1,332
5.000% due 08/01/2034		500	544
5.000% due 08/01/2039		100	107
5.000% due 09/01/2040		3,300	3,517
5.250% due 08/01/2017		5,800	7,424
5.500% due 09/01/2022		10,200	12,705
5.750% due 02/01/2033		500	598
6.000% due 05/01/2031		900	1,111
Republic of Italy Government Bond
3.125% due 01/26/2015		$1,100	1,063
4.750% due 01/25/2016		1,200	1,184
5.250% due 09/20/2016		900	896
6.000% due 08/04/2028	GBP	800	1,076
6.875% due 09/27/2023		$600	618

			83,972

Total Italy (Cost $91,650)			87,744

JAPAN 6.5%
CORPORATE BONDS & NOTES 0.2%
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	30,000	367
0.775% due 04/25/2013		10,000	123
1.094% due 04/25/2013		20,000	246
1.415% due 12/24/2013		10,000	121
1.470% due 10/28/2013		20,000	244
4.500% due 03/24/2014	EUR	1,200	1,517
4.750% due 02/28/2014	JPY	20,000	254

			2,872

SOVEREIGN ISSUES 6.3%
Development Bank of Japan
4.250% due 06/09/2015		$2,300	2,530
Japan Government International Bond
0.900% due 03/20/2022	JPY	3,980,000	50,217
2.000% due 03/20/2042		1,830,000	23,403

			76,150

Total Japan (Cost $80,113)			79,022

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	1,329	1,679

CORPORATE BONDS & NOTES 0.2%
HBOS Capital Funding LP
6.461% due 11/30/2018 (d)	GBP	2,665	2,618

Total Jersey, Channel Islands (Cost $5,353)			4,297

LUXEMBOURG 0.4%
ASSET-BACKED SECURITIES 0.1%
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	472	587
Penta CLO S.A.
1.166% due 06/04/2024		871	1,004

			1,591

CORPORATE BONDS & NOTES 0.3%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$2,900	2,969
Sunrise Communications International S.A.
7.000% due 12/31/2017	EUR	300	406

			3,375

Total Luxembourg (Cost $5,082)			4,966

MEXICO 3.7%
SOVEREIGN ISSUES 3.7%
Mexico Government International Bond
1.290% due 06/08/2015	JPY	1,400,000	17,520
6.250% due 06/16/2016	MXN	112,600	8,898
6.500% due 06/10/2021		142,700	11,624
10.000% due 12/05/2024		63,200	6,650

Total Mexico (Cost $43,400)			44,692

NETHERLANDS 5.0%
ASSET-BACKED SECURITIES 0.4%
Eurocredit CDO BV
1.658% due 02/22/2020	EUR	953	1,169
Grosvenor Place CLO BV
0.991% due 07/20/2021		1,087	1,313
1.273% due 07/20/2021	GBP	1,878	2,813

			5,295

CORPORATE BONDS & NOTES 1.7%
ABN Amro Bank NV
3.250% due 01/18/2013	EUR	2,900	3,725
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$2,600	2,584
3.200% due 11/03/2014		1,216	1,269
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		2,600	2,922
10.500% due 03/25/2014		200	225
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	1,600	2,125
NIBC Bank NV
2.800% due 12/02/2014		$3,000	3,115
3.500% due 04/07/2014	EUR	2,000	2,657
Rabobank Group
11.000% due 06/30/2019 (d)		$800	1,012
Ziggo Finance BV
6.125% due 11/15/2017	EUR	500	678

			20,312

MORTGAGE-BACKED SECURITIES 0.1%
Atomium Mortgage Finance BV
0.584% due 07/01/2034		39	47
Dutch Mortgage Portfolio Loans BV
0.935% due 11/20/2035		1,206	1,515

			1,562

SOVEREIGN ISSUES 2.8%
Netherlands Government Bond
2.250% due 07/15/2022		3,700	4,744
2.500% due 01/15/2017		1,500	2,015
3.500% due 07/15/2020		2,000	2,842
4.000% due 07/15/2018		5,000	7,237
4.000% due 07/15/2019		3,000	4,380
4.500% due 07/15/2017		8,600	12,603

			33,821

Total Netherlands (Cost $61,254)			60,990

NEW ZEALAND 3.2%
SOVEREIGN ISSUES 3.2%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	22,700	20,188
5.500% due 04/15/2023		7,500	7,083
6.000% due 05/15/2021		12,600	12,144

Total New Zealand (Cost $34,799)			39,415

NORWAY 1.2%
CORPORATE BONDS & NOTES 1.0%
DNB Boligkreditt A/S
2.375% due 07/20/2016	EUR	3,500	4,567
Eksportfinans ASA
1.875% due 04/02/2013		$500	490
2.000% due 09/15/2015		4,800	4,300
2.375% due 05/25/2016		3,300	2,937

			12,294

SOVEREIGN ISSUES 0.2%
Kommunalbanken A/S
2.000% due 01/14/2013		2,300	2,318

Total Norway (Cost $14,465)			14,612

SOUTH KOREA 0.2%
CORPORATE BONDS & NOTES 0.2%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	1,800	2,353

Total South Korea (Cost $2,780)			2,353

SPAIN 1.9%
SOVEREIGN ISSUES 1.9%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	1,400	1,758
Instituto de Credito Oficial
2.405% due 03/25/2014		9,500	11,622
Spain Government International Bond
3.250% due 04/30/2016		400	469
4.000% due 04/30/2020		1,700	1,873
4.200% due 01/31/2037		200	174
4.250% due 10/31/2016		5,500	6,612
5.250% due 04/06/2029	GBP	900	1,121

Total Spain (Cost $26,497)			23,629

SUPRANATIONAL 4.4%
CORPORATE BONDS & NOTES 4.4%
African Development Bank
5.250% due 03/23/2022	AUD	4,200	4,652
Eurofima
6.250% due 12/28/2018		4,200	4,650
European Financial Stability Facility
2.000% due 05/15/2017	EUR	7,300	9,366
European Investment Bank
6.125% due 01/23/2017	AUD	2,700	2,950
6.250% due 04/15/2015		4,300	4,642
European Union
2.500% due 12/04/2015	EUR	4,200	5,609
2.750% due 06/03/2016		4,200	5,664
3.125% due 01/27/2015		1,100	1,480
3.250% due 11/07/2014		1,100	1,482
3.250% due 04/04/2018		4,200	5,807
3.500% due 06/04/2021		3,400	4,719
International Finance Corp.
5.000% due 08/03/2016	AUD	700	755
5.750% due 06/24/2014		1,300	1,395

Total Supranational (Cost $53,539)			53,171

SWEDEN 0.2%
CORPORATE BONDS & NOTES 0.2%
Stadshypotek AB
3.750% due 12/12/2013	EUR	1,400	1,849

Total Sweden (Cost $1,746)			1,849

UNITED KINGDOM 14.2%
CORPORATE BONDS & NOTES 4.4%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	6,600	8,625
Bank of Scotland PLC
4.375% due 07/13/2016		800	1,110
4.500% due 10/23/2013		200	264
Barclays Bank PLC
3.625% due 04/13/2016		4,400	5,989
6.050% due 12/04/2017		$1,200	1,219
10.179% due 06/12/2021		2,000	2,370
BP Capital Markets PLC
3.100% due 10/07/2014	EUR	900	1,187
3.125% due 10/01/2015		$2,200	2,341
HBOS PLC
6.750% due 05/21/2018		3,000	2,835
LBG Capital PLC
11.250% due 09/14/2023	GBP	500	743
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$600	604
4.375% due 01/12/2015		900	930
4.875% due 01/21/2016		1,900	1,997
12.000% due 12/16/2024 (d)		1,500	1,572
Nationwide Building Society
2.875% due 09/14/2015	EUR	1,200	1,589
4.625% due 09/13/2012		1,500	1,913
5.500% due 07/18/2012		$8,800	8,813
Royal Bank of Scotland Group PLC
2.750% due 08/18/2014	EUR	3,600	4,634

Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$400	424
WPP Ltd.
6.000% due 04/04/2017	GBP	2,500	4,426

			53,585

MORTGAGE-BACKED SECURITIES 3.8%
Eurosail PLC
1.151% due 06/10/2044		3,351	4,588
Fosse Master Issuer PLC
2.873% due 10/18/2054		3,800	5,947
Gosforth Funding PLC
2.464% due 04/24/2047		3,200	4,990
Granite Mortgages PLC
1.238% due 03/20/2044		1,064	1,602
1.238% due 06/20/2044		3,922	5,908
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	3,300	4,196
2.157% due 10/15/2054		4,300	5,471
Mansard Mortgages PLC
1.601% due 12/15/2049	GBP	3,482	4,613
Newgate Funding PLC
1.912% due 12/15/2050	EUR	900	570
2.162% due 12/15/2050		1,300	673
2.201% due 12/15/2050	GBP	1,400	1,101
Opera Finance PLC
1.211% due 02/02/2017		3,108	4,528
RMAC Securities PLC
0.813% due 06/12/2044	EUR	1,464	1,566

			45,753

SOVEREIGN ISSUES 6.0%
United Kingdom Gilt
0.375% due 03/22/2062 (c)	GBP	1,440	2,569
4.250% due 12/07/2027		3,800	7,398
4.250% due 06/07/2032		1,400	2,710
4.250% due 03/07/2036		800	1,546
4.250% due 09/07/2039		5,900	11,392
4.250% due 12/07/2040		4,200	8,108
4.500% due 12/07/2042		2,700	5,452
4.750% due 12/07/2030		9,900	20,387
4.750% due 12/07/2038		5,900	12,303
6.000% due 12/07/2028		700	1,637

			73,502

Total United Kingdom (Cost $171,842)			172,840

UNITED STATES 47.4%
ASSET-BACKED SECURITIES 0.6%
AFC Home Equity Loan Trust
0.955% due 12/22/2027		$7	6
Amortizing Residential Collateral Trust
0.945% due 10/25/2031		26	20
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		54	43
Bear Stearns Asset-Backed Securities Trust
0.905% due 10/25/2032		18	15
1.045% due 10/27/2032		24	20
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033		92	96
6.681% due 12/01/2033		62	65
Countrywide Asset-Backed Certificates
0.585% due 12/25/2036		89	37
4.693% due 10/25/2035		2,482	2,209
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		22	17
Home Equity Mortgage Trust
5.500% due 01/25/2037		473	117
Lehman XS Trust
0.415% due 04/25/2046 ^		187	178
New Century Home Equity Loan Trust
1.130% due 05/25/2034		1,124	848
Residential Asset Mortgage Products, Inc.
0.805% due 06/25/2032		20	16
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		59	36
0.845% due 06/25/2032		33	17
Salomon Brothers Mortgage Securities, Inc.
1.145% due 01/25/2032		37	29
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	3,304	3,915

			7,684

BANK LOAN OBLIGATIONS 0.3%
Springleaf Finance Corp.
5.500% due 05/10/2017		$3,400	3,211

CORPORATE BONDS & NOTES 9.0%
Altria Group, Inc.
9.250% due 08/06/2019		2,000	2,784
American International Group, Inc.
6.797% due 11/15/2017	EUR	641	890
8.000% due 05/22/2068		3,500	4,292
8.175% due 05/15/2068		$3,348	3,649
AutoZone, Inc.
5.875% due 10/15/2012		7,800	7,910
Bank of America Corp.
1.148% due 05/23/2017	EUR	1,900	2,005
6.000% due 09/01/2017		$100	108
Bear Stearns Cos. LLC
7.250% due 02/01/2018		6,700	8,023
Board of Trustees of The Leland Stanford Junior University
4.750% due 05/01/2019		1,900	2,267
Boston Scientific Corp.
6.400% due 06/15/2016		1,700	1,960
Cardinal Health, Inc.
5.800% due 10/15/2016		500	580
CIT Group, Inc.
5.250% due 04/01/2014		3,200	3,328
Citigroup, Inc.
0.738% due 06/09/2016		2,900	2,514
1.919% due 01/13/2014		2,500	2,490
5.500% due 10/15/2014		600	636
6.000% due 08/15/2017		1,200	1,317
6.125% due 05/15/2018		2,320	2,595
Computer Sciences Corp.
6.500% due 03/15/2018		2,050	2,194
Cytec Industries, Inc.
8.950% due 07/01/2017		200	249
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		2,500	2,264
6.150% due 04/01/2018		384	417
Historic TW, Inc.
8.050% due 01/15/2016		1,500	1,803
International Lease Finance Corp.
5.650% due 06/01/2014		1,000	1,030
6.500% due 09/01/2014		2,600	2,756
6.625% due 11/15/2013		3,000	3,112
6.750% due 09/01/2016		2,100	2,268
Loews Corp.
5.250% due 03/15/2016		300	333
Masco Corp.
5.875% due 07/15/2012		300	300
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	4,500	5,437
0.980% due 01/31/2014		600	731
1.187% due 07/22/2014		3,600	4,342
Morgan Stanley
0.975% due 11/29/2013		1,900	2,319
1.160% due 04/13/2016		400	449
1.177% due 01/16/2017		200	218
2.066% due 01/24/2014		$2,000	1,945
6.250% due 08/28/2017		400	414
Rohm and Haas Co.
5.600% due 03/15/2013		5,000	5,161
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,089
Simon Property Group LP
6.125% due 05/30/2018		750	889
Spectra Energy Capital LLC
5.668% due 08/15/2014		3,000	3,248
State Street Capital Trust
1.468% due 06/01/2077		1,720	1,249
Temple-Inland, Inc.
6.375% due 01/15/2016		3,500	3,944
Wal-Mart Stores, Inc.
5.000% due 10/25/2040		1,000	1,202
6.200% due 04/15/2038		500	684
WM Covered Bond Program
4.000% due 11/26/2016	EUR	300	410
4.375% due 09/16/2014		7,500	9,975

			109,780

MORTGAGE-BACKED SECURITIES 6.9%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	$134	109
American General Mortgage Loan Trust
5.150% due 03/25/2058	2,179	2,229
American Home Mortgage Assets LLC
0.435% due 05/25/2046	1,519	801
1.067% due 11/25/2046	950	395
American Home Mortgage Investment Trust
2.569% due 10/25/2034	561	514
Banc of America Funding Corp.
2.643% due 02/20/2036	1,720	1,583
5.700% due 01/20/2047	188	115
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,901	2,750
5.667% due 02/17/2051	100	111
Banc of America Mortgage Securities, Inc.
3.092% due 05/25/2035	1,300	995
BCAP LLC Trust
0.415% due 01/25/2037 ^	2,682	1,411
0.985% due 01/26/2047	445	338
5.250% due 04/26/2037	1,030	939
5.250% due 08/26/2037	1,100	1,078
5.327% due 02/26/2036	221	195
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	2,083	1,941
2.533% due 08/25/2033	207	205
2.570% due 03/25/2035	2,651	2,598
2.658% due 08/25/2033	22	22
2.703% due 10/25/2033	121	120
2.956% due 02/25/2034	21	19
3.078% due 03/25/2035	368	364
3.123% due 05/25/2047	683	454
3.174% due 11/25/2034	208	208
3.189% due 05/25/2034	104	91
3.225% due 05/25/2034	242	236
Bear Stearns Alt-A Trust
2.752% due 11/25/2036	3,473	1,915
2.821% due 02/25/2036 ^	1,868	842
2.879% due 09/25/2035	1,100	758
4.927% due 11/25/2036	434	254
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036	1,678	999
Chase Mortgage Finance Corp.
2.894% due 02/25/2037	428	434
Citicorp Mortgage Securities, Inc.
6.000% due 04/25/2037	918	894
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	601	531
2.530% due 10/25/2035	2,272	1,877
2.644% due 08/25/2035	282	265
5.019% due 09/25/2037 ^	2,267	1,441
Countrywide Alternative Loan Trust
0.435% due 09/25/2046	2,047	1,086
0.439% due 12/20/2046	1,707	924
0.455% due 07/25/2046	85	48
0.595% due 05/25/2037 ^	589	295
1.647% due 11/25/2035	400	233
2.187% due 11/25/2035	308	186
2.900% due 02/25/2037 ^	975	645
5.250% due 06/25/2035	221	183
6.000% due 01/25/2037 ^	1,194	809
6.000% due 04/25/2037 ^	365	222
6.250% due 08/25/2037 ^	259	161
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	2,406	1,291
0.575% due 02/25/2035	383	269
0.625% due 09/25/2034	25	15
2.620% due 11/25/2034	253	210
2.666% due 04/20/2035	98	94
2.902% due 08/25/2034	67	50
4.180% due 11/19/2033	20	20
Credit Suisse First Boston Mortgage Securities Corp.
1.395% due 03/25/2034 ^	238	206
2.120% due 05/25/2032	5	5
2.623% due 07/25/2033	50	47
2.672% due 08/25/2033	234	233
6.500% due 04/25/2033	38	40
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	4,700	84
1.567% due 11/10/2046 (a)	12,083	655

First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	123	113
2.658% due 08/25/2035	284	234
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	35	31
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021	14	14
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^	1	1
0.425% due 01/25/2037	401	192
0.445% due 10/25/2046	1,442	360
0.455% due 04/25/2036	435	215
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	28	25
GSR Mortgage Loan Trust
1.940% due 03/25/2033	137	134
2.651% due 09/25/2035	210	205
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	1,861	1,030
0.433% due 09/19/2037	731	433
0.463% due 05/19/2035	130	82
0.997% due 12/19/2036	693	361
3.026% due 05/19/2033	262	257
3.091% due 07/19/2035	70	50
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046	1,568	932
0.445% due 11/25/2046	1,612	414
2.668% due 12/25/2034	87	68
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	272	271
5.550% due 10/25/2036	187	182
JPMorgan Mortgage Trust
2.365% due 11/25/2033	139	133
5.310% due 11/25/2035	148	139
MASTR Alternative Loans Trust
0.645% due 03/25/2036	229	43
Mellon Residential Funding Corp.
0.682% due 12/15/2030	392	373
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	3,200	2,351
0.495% due 08/25/2036	159	138
2.498% due 02/25/2033	119	114
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	2,700	2,981
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	944	870
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	753	335
0.425% due 06/25/2046	2,434	827
0.475% due 05/25/2037	640	136
0.550% due 09/25/2046	675	55
Residential Asset Securitization Trust
0.695% due 12/25/2036 ^	293	79
5.750% due 02/25/2036 ^	366	268
6.250% due 10/25/2036 ^	1,258	824
6.500% due 08/25/2036 ^	732	391
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	151	106
6.500% due 03/25/2032	22	23
Salomon Brothers Mortgage Securities, Inc.
0.745% due 05/25/2032	18	16
Sequoia Mortgage Trust
0.593% due 10/19/2026	196	180
0.594% due 07/20/2033	676	601
2.632% due 04/20/2035	112	107
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	147	143
2.751% due 09/25/2034	410	395
2.818% due 04/25/2034	366	326
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046	407	223
0.455% due 05/25/2046	704	327
0.493% due 07/19/2035	1,439	1,099
0.823% due 07/19/2034	162	150
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	1,559	1,555
5.750% due 06/25/2037	6,768	6,328
UBS-Citigroup Commercial Mortgage Trust
2.718% due 01/10/2045 (a)	5,970	843
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	1,447	1,172
0.505% due 11/25/2045	423	337
0.515% due 12/25/2045	2,193	1,744
0.535% due 07/25/2045	731	596
0.555% due 01/25/2045	416	348
0.565% due 08/25/2045	122	100

0.858% due 03/25/2047	1,836	1,070
0.898% due 01/25/2047	699	412
2.120% due 03/25/2033	498	492
2.453% due 06/25/2033	98	99
2.483% due 03/25/2035	498	459
2.500% due 08/25/2034	733	712
2.524% due 04/25/2035	1,800	1,483
2.578% due 03/25/2034	421	419
2.640% due 11/25/2046	484	363
5.178% due 02/25/2037	1,607	1,130
5.910% due 08/25/2046	2,000	1,688
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.912% due 04/25/2047 ^	804	68
0.922% due 04/25/2047	645	153
1.092% due 07/25/2046 ^	497	187
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	2,442	2,169
2.624% due 06/25/2035	1,551	1,542
2.628% due 06/25/2035	821	822

		83,690

MUNICIPAL BONDS & NOTES 2.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,600	2,253
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	1,200	1,491
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,600	3,383
7.950% due 03/01/2036	200	237
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2006
2.007% due 01/01/2014	270	302
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.125% due 06/01/2047	1,200	872
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	5,600	5,125
6.500% due 06/01/2023	530	511
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	2,100	2,784
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	1,400	1,723
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	600	688
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.887% due 12/01/2024	2,400	3,022
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.957% due 12/15/2013	370	434
Northside Independent School District, Texas General Obligation Bonds, (BABs), (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	800	901
5.891% due 08/15/2040	2,000	2,260
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	1,100	1,461

		27,447

	SHARES
PREFERRED SECURITIES 0.1%
DG Funding Trust
2.829% due 07/30/2012 (d)	130	970
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	9,000	202

		1,172

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 24.8%
Fannie Mae
0.445% due 10/27/2037	$5,700	5,669
0.675% due 11/25/2040	3,666	3,671
0.695% due 11/25/2040	3,922	3,918
0.745% due 10/25/2040 - 12/25/2040	6,629	6,648
2.247% due 12/01/2034	318	336
2.301% due 03/01/2024	16	16
2.426% due 11/01/2023	6	7
2.485% due 11/01/2034	2,289	2,444
3.490% due 12/01/2020	976	1,058
3.500% due 08/01/2042	89,000	93,339
3.730% due 01/01/2018	1,000	1,075
4.000% due 04/01/2039 - 08/01/2042	110,554	117,726

4.500% due 08/01/2042		27,000	28,953
5.019% due 05/01/2035		232	250
5.090% due 09/01/2041		496	578
6.500% due 11/01/2036		471	530
Freddie Mac
0.592% due 12/15/2030		43	43
0.842% due 12/15/2037 - 07/15/2040		3,217	3,240
1.315% due 10/25/2044		2,582	2,592
2.346% due 02/01/2029		162	171
2.361% due 05/01/2023		21	22
2.807% due 04/01/2037		62	66
6.000% due 12/15/2024		141	157
7.400% due 02/01/2021		75	74
Ginnie Mae
0.843% due 02/16/2030		135	137
1.625% due 07/20/2022 - 01/20/2030		268	279
2.375% due 05/20/2022 - 05/20/2030		112	115
6.000% due 08/20/2034		5,566	6,775
NCUA Guaranteed Notes
0.610% due 11/06/2017		16,513	16,518
Tennessee Valley Authority
5.880% due 04/01/2036		3,900	5,456

			301,863

U.S. TREASURY OBLIGATIONS 3.4%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)(i)		12,200	12,808
3.125% due 11/15/2041 (h)		21,000	22,618
3.750% due 08/15/2041		5,100	6,161

			41,587

Total United States (Cost $575,421)			576,434

VIRGIN ISLANDS (BRITISH) 0.2%
CORPORATE BONDS & NOTES 0.2%
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		$2,900	2,770

Total Virgin Islands (British) (Cost $2,882)			2,770

SHORT-TERM INSTRUMENTS 6.5%
CERTIFICATES OF DEPOSIT 0.4%
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$4,500	4,500

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,007	2,007

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $2,054. Repurchase proceeds are $2,007.)
MEXICO TREASURY BILLS 3.7%
4.466% due 09/20/2012 - 10/18/2012 (b)	MXN	610,000	45,202

U.S. TREASURY BILLS 0.7%
0.164% due 08/02/2012 - 06/27/2013 (b)(f)(g)(i)		$9,024	9,013

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 1.5%
PIMCO Short-Term Floating NAV Portfolio		1,833,979	18,376

Total Short-Term Instruments (Cost $80,696)			79,098

PURCHASED OPTIONS (l) 0.0%
(Cost $14)			2

Total Investments 127.6% (Cost $1,562,433)			$1,554,174
Written Options (m) (0.3%) (Premiums $3,696)			(3,286)
Other Assets and Liabilities (Net) (27.3%)			(332,579)

Net Assets 100.0%			$1,218,309

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $459 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(g)	Securities with an aggregate market value of $7,641 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	On June 30, 2012, securities valued at $11,201 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.270%	06/18/2012	07/18/2012	$11,349	$(11,350)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $9,033 at a weighted average interest rate of 0.268%.

(i)	Securities with an aggregate market value of $1,604 and cash of $2,062 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	800	$191
Call Options Strike @ EUR 143.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	10	4
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	170	38
Call Options Strike @ EUR 145.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	20	3
Canada Government 10-Year Bond September Futures	Short	09/2012	149	(211)
Euro-Bobl September Futures	Long	09/2012	320	(547)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	39	(29)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	119	(276)
Japan Government 10-Year Bond September Futures	Long	09/2012	44	194
Put Options Strike @ EUR 119.000 on Euro-Bobl September Futures	Long	09/2012	558	(1)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	670	(4)
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	33	25

				$(613)

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $1,202 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$16,900	$(765)	$(734)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	4,120,000	575	268

						$(190)	$(466)

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	BOA	(0.620%	)	12/20/2012	0.166%		$7,000	$(17)	$0	$(17)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%		800	(2)	0	(2)
Cardinal Health, Inc.	DUB	(1.000%	)	12/20/2016	0.437%		500	(13)	(10)	(3)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	3.795%		2,050	265	0	265
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.337%		200	3	2	1
Historic TW, Inc.	BRC	(1.050%	)	03/20/2016	0.623%		1,500	(24)	0	(24)
Lennar Corp.	BOA	(5.750%	)	12/20/2012	0.779%		900	(23)	0	(23)
Loews Corp.	JPM	(0.330%	)	03/20/2016	0.617%		300	3	0	3
Marsh & McLennan Cos., Inc.	DUB	(0.590%	)	09/20/2014	0.361%		3,000	(16)	0	(16)
Masco Corp.	MYC	(0.580%	)	09/20/2012	0.665%		300	0	0	0
Rohm & Haas Co.	DUB	(1.000%	)	03/20/2013	0.087%		500	(3)	(9)	6
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.089%		4,500	(13)	0	(13)
Ryder System, Inc.	BOA	(0.850%	)	03/20/2013	0.545%		3,000	(8)	0	(8)
Simon Property Group LP	DUB	(0.947%	)	06/20/2018	1.278%		750	14	0	14
Spectra Energy Capital LLC	BOA	(0.830%	)	09/20/2014	0.684%		3,000	(11)	0	(11)
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.435%		400	(1)	0	(1)
Temple-Inland, Inc.	GST	(6.680%	)	03/20/2016	0.321%		3,500	(831)	0	(831)
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%		1,200	(12)	0	(12)
Vivendi S.A.	BPS	(1.743%	)	06/20/2013	0.826%		1,200	(11)	0	(11)
Vivendi S.A.	DUB	(1.000%	)	06/20/2013	0.826%		200	0	(2)	2
Vivendi S.A.	DUB	(1.000%	)	06/20/2018	2.102%		100	6	0	6
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	2.102%		2,500	80	0	80
WPP PLC	JPM	(3.750%	)	06/20/2017	1.168%	GBP	2,500	(482)	0	(482)

								$(1,096)	$(19)	$(1,077)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%		$1,200	$22	$22	$0
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%		2,600	24	47	(23)
Australia Government Bond	BPS	1.000%	06/20/2015	0.301%		1,100	23	19	4
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%		2,500	53	53	0
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		6,900	144	105	39
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		1,300	25	3	22
Australia Government Bond	GST	1.000%	06/20/2016	0.472%		700	15	17	(2)
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		4,000	76	(18)	94
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%		1,800	38	43	(5)
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		900	18	3	15
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		6,000	128	130	(2)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		3,900	81	50	31
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		2,100	43	38	5
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		5,100	98	2	96
California State General Obligation Bonds, Series 2003	CBK	2.750%	03/20/2021	2.110%		2,300	102	0	102
California State General Obligation Bonds, Series 2003	GST	2.910%	12/20/2020	2.098%		900	50	0	50
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		2,500	(10)	0	(10)
California State General Obligation Bonds, Series 2003	MYC	2.900%	12/20/2020	2.098%		1,300	71	0	71
California State General Obligation Bonds, Series 2003	MYC	2.150%	03/20/2021	2.110%		2,400	8	0	8
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.121%		2,500	7	0	7
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		400	2	4	(2)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		800	6	18	(12)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%		1,000	6	11	(5)
China Government International Bond	HUS	1.000%	12/20/2015	0.812%		4,700	32	91	(59)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		2,400	(2)	0	(2)
France Government Bond	GST	0.250%	06/20/2017	1.817%		7,000	(513)	(585)	72
France Government Bond	HUS	0.250%	06/20/2017	1.817%		2,800	(205)	(241)	36
Illinois State General Obligation Bonds, Series 2006	MYC	2.870%	03/20/2021	2.396%		2,000	64	0	64
Japan Government International Bond	FBF	1.000%	03/20/2016	0.625%		4,400	62	(31)	93
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		400	5	(4)	9
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	1.623%	EUR	400	(3)	(6)	3
Netherlands Government Bond	MYC	0.250%	06/20/2017	1.065%		$6,700	(261)	(301)	40
Netherlands Government Bond	UAG	0.250%	06/20/2017	1.065%		2,000	(78)	(90)	12
Pennsylvania State General Obligation Bonds, Series 2005	MYC	1.400%	03/20/2021	1.424%		900	(1)	0	(1)
Republic of Germany	GST	0.250%	12/20/2016	0.850%		12,000	(313)	(572)	259
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		2,000	(309)	(306)	(3)
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		2,300	(357)	(375)	18
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		6,800	(1,149)	(1,071)	(78)
Spain Government International Bond	JPM	1.000%	06/20/2017	5.180%		2,200	(371)	(364)	(7)
Spain Government International Bond	UAG	1.000%	06/20/2017	5.180%		4,600	(777)	(759)	(18)
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.264%	JPY	10,000	(5)	(6)	1
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.467%		30,000	(16)	(28)	12
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.769%		30,000	(6)	(12)	6
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		10,000	(2)	(3)	1
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.467%		10,000	(5)	(7)	2
U.S. Treasury Notes	DUB	0.250%	12/20/2015	0.319%	EUR	8,600	(24)	(126)	102
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		2,900	(16)	(53)	37
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$1,500	32	14	18
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		900	19	7	12
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		1,600	35	20	15
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		9,000	191	58	133
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		7,500	159	50	109
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		5,900	130	133	(3)
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		200	5	2	3

							$(2,649)	$(4,018)	$1,369

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$2,000	$(28)	$(55)	$27
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	2,900	(40)	(79)	39
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	1,400	(19)	(33)	14
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	6,300	(88)	(232)	144
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	900	(13)	(21)	8
MCDX-16 5-Year Index	GST	1.000%	06/20/2016	4,100	(79)	(87)	8

					$(267)	$(507)	$240

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	$12,200	JPY	976,000	$(8)	$(71)	$63

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	1,000	$89	$(4)	$93
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,200	106	(4)	110
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	1,770,000	1,487	482	1,005
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		490,000	411	133	278
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		2,430,000	372	169	203
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	42,900	165	14	151
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		65,700	253	(72)	325
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		64,100	127	2	125
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		22,400	104	10	94
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		19,900	92	11	81
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		253,200	1,169	193	976
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		51,900	37	(8)	45
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		101,500	72	(36)	108
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		57,200	40	(10)	50
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		17,700	114	(36)	150
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		21,900	142	(98)	240
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		16,300	78	6	72

							$4,858	$752	$4,106

(l)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus JPY	MSX	JPY	89.500	07/31/2012	$100,000	$10	$2

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 08/01/2042	BRC	$94.063	08/06/2012	$30,000	$4	$0

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,800	$0	$(14)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,800	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	3,000	0	(8)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	3,000	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	14,400	0	(99)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	14,400	0	(5)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	5,200	36	(85)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	5,200	124	(32)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	30,800	158	(504)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	30,800	851	(192)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	65,400	777	(1,851)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	65,400	1,233	(224)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	6,800	96	(193)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	6,800	113	(23)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	8,500	51	0

							$3,439	$(3,231)

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN	14.300	07/12/2012	6,134	$86	$(4)
Call - OTC USD versus MXN	BPS		14.100	07/19/2012	2,240	20	(4)
Call - OTC USD versus MXN	HUS		14.100	07/19/2012	3,243	28	(6)
Call - OTC USD versus MXN	HUS		14.300	08/23/2012	5,129	75	(32)

						$209	$(46)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$2,000	$26	$(3)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	2,200	22	(6)

						$48	$(9)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	7,322		$7,214	HUS	$0	$(268)	$(268)
07/2012		9,534		9,438	MSC	0	(305)	(305)
07/2012		1,865		1,840	RYL	0	(66)	(66)
07/2012		50,848		49,516	WST	0	(2,448)	(2,448)
07/2012	CAD	4,537		4,452	FBF	0	(4)	(4)
07/2012	EUR	16,771		21,558	BPS	449	(117)	332
07/2012		19,338		24,638	BRC	365	(201)	164
07/2012		2,814		3,637	CBK	75	0	75
07/2012		11,823		15,514	DUB	551	0	551
07/2012		8,187		10,726	FBF	364	0	364
07/2012		50,302		66,265	HUS	2,675	(73)	2,602
07/2012		17,876		22,663	JPM	328	(289)	39
07/2012		5,058		6,681	RBC	280	0	280
07/2012		72,609		91,964	RYL	382	(314)	68
07/2012		8,184		10,470	UAG	151	(39)	112
07/2012	GBP	326		505	BRC	0	(5)	(5)
07/2012	IDR	390,290		41	MSC	0	0	0
07/2012		390,290		41	UAG	0	0	0
07/2012	INR	65,623		1,355	DUB	179	0	179
07/2012	JPY	53,621		672	JPM	1	0	1
07/2012	KRW	1,778,471		1,506	BRC	0	(46)	(46)
07/2012		1,550,222		1,306	MSC	0	(47)	(47)
07/2012	MXN	8,531		620	BPS	0	(18)	(18)
07/2012		13,396		973	HUS	0	(29)	(29)
07/2012	MYR	108		35	JPM	1	0	1
07/2012		$8,423	AUD	8,332	BRC	92	0	92
07/2012		8,531		8,448	RBC	102	0	102
07/2012		7,195		7,286	UAG	251	0	251
07/2012		41,078	EUR	31,119	BRC	8	(1,701)	(1,693)
07/2012		426		324	CBK	0	(16)	(16)
07/2012		10,003		7,716	DUB	0	(238)	(238)
07/2012		6,210		4,719	FBF	0	(237)	(237)
07/2012		211		161	HUS	0	(8)	(8)
07/2012		6,631		5,129	JPM	0	(139)	(139)
07/2012		5,723		4,394	RBC	0	(161)	(161)
07/2012		57,376		45,656	RYL	430	(23)	407

07/2012		38,822		29,647	UAG	0	(1,300)	(1,300)
07/2012		509	GBP	325	HUS	0	0	0
07/2012		41	IDR	390,290	MSC	0	0	0
07/2012		41		390,290	UAG	0	0	0
07/2012		29	INR	1,651	HUS	1	0	1
07/2012		1,252		63,972	JPM	0	(106)	(106)
07/2012		93,463	JPY	7,503,371	BPS	424	0	424
07/2012		20,870		1,671,517	CBK	48	0	48
07/2012		46,424		3,715,328	DUB	65	0	65
07/2012		616		49,046	HUS	0	(2)	(2)
07/2012		672		53,621	JPM	0	(1)	(1)
07/2012		435		34,566	RBC	0	(2)	(2)
07/2012		118,877		9,547,182	UAG	599	0	599
07/2012		1,367	KRW	1,594,879	BPS	25	0	25
07/2012		731		853,369	CBK	14	0	14
07/2012		731		853,369	JPM	14	0	14
07/2012		24		27,075	UAG	0	0	0
07/2012		1,593	MXN	21,919	UAG	47	0	47
07/2012		34	MYR	108	UAG	0	0	0
07/2012		6,123	ZAR	50,786	DUB	68	0	68
08/2012	BRL	464	$	237	BRC	8	0	8
08/2012	CLP	17,227		35	BRC	0	0	0
08/2012	HKD	97,367		12,544	HUS	0	(8)	(8)
08/2012	JPY	2,260,000		28,471	BRC	177	0	177
08/2012	MXN	22,829		1,614	BRC	0	(91)	(91)
08/2012		225,411		16,581	HUS	0	(245)	(245)
08/2012		14,957		1,039	MSC	0	(78)	(78)
08/2012		140,605		10,080	UAG	0	(416)	(416)
08/2012	NZD	48,230		37,939	CBK	0	(572)	(572)
08/2012	SGD	73		59	UAG	1	0	1
08/2012	$	8,195	DKK	47,678	HUS	0	(68)	(68)
08/2012		12,612	HKD	97,892	UAG	8	0	8
08/2012		28,558	JPY	2,259,510	RYL	0	(270)	(270)
08/2012		11,885	MXN	165,056	BRC	437	0	437
08/2012		4,738		66,041	HUS	192	0	192
08/2012		2,436		33,883	JPM	94	0	94
08/2012		4,029		56,044	MSC	154	0	154
08/2012		7,713		107,177	UAG	287	0	287
08/2012		3,954	SEK	28,307	DUB	131	0	131
09/2012	CAD	3,058	$	2,977	RBC	0	(22)	(22)
09/2012		3,337		3,243	UAG	0	(29)	(29)
09/2012	EUR	1,374		1,718	DUB	0	(22)	(22)
09/2012		1,078		1,348	FBF	0	(17)	(17)
09/2012		4,528		5,668	HUS	0	(66)	(66)
09/2012		11,706		14,749	MSC	0	(75)	(75)
09/2012		1,017		1,282	RYL	0	(5)	(5)
09/2012		8,962		11,264	UAG	0	(86)	(86)
09/2012	GBP	2,481		3,867	BPS	0	(18)	(18)
09/2012		348		547	BRC	2	0	2
09/2012		3,496		5,464	FBF	0	(10)	(10)
09/2012		170		264	MSC	0	(2)	(2)
09/2012		2,764		4,315	RBC	0	(13)	(13)
09/2012		11,101		17,305	UAG	0	(78)	(78)
09/2012	MXN	250,997		19,486	CBK	812	0	812
09/2012		14,782		1,109	HUS	9	0	9
09/2012		24,529		1,842	UAG	17	0	17
09/2012	$	2,906	CAD	2,964	BRC	0	0	0
09/2012		3,792		3,912	RBC	43	0	43
09/2012		9,827		10,101	UAG	77	0	77
09/2012		250	EUR	199	BPS	2	0	2
09/2012		337		266	BRC	1	(1)	0
09/2012		30,150		24,166	CBK	453	0	453
09/2012		23,990		19,183	DUB	303	0	303
09/2012		1,001		792	FBF	2	0	2
09/2012		8,788		6,969	JPM	37	0	37
09/2012		1,766		1,405	RBC	13	0	13
09/2012		4,921		3,932	UAG	59	0	59
09/2012		4,094	GBP	2,648	BPS	52	0	52
09/2012		505		326	BRC	5	0	5
09/2012		4,008		2,577	DUB	27	0	27
09/2012		1,080		690	FBF	1	0	1
09/2012		937		602	JPM	6	0	6
09/2012		9,452		6,116	RBC	125	0	125
09/2012		956		616	RYL	9	0	9
09/2012		286	KRW	332,128	BRC	2	0	2
10/2012	CNY	20,512	$	3,200	JPM	0	(24)	(24)
10/2012	INR	1,651		28	HUS	0	(1)	(1)
10/2012	MXN	14,782		1,105	BRC	8	0	8
10/2012		204,493		15,397	HUS	221	0	221
10/2012		110,000		8,484	UAG	311	0	311
10/2012	MYR	108		34	UAG	0	(1)	(1)
10/2012	$	1,106	MXN	14,782	HUS	0	(9)	(9)
10/2012		26	PHP	1,145	CBK	1	0	1
11/2012	EUR	1,177	$	1,493	CBK	1	0	1
11/2012		4,373		5,575	DUB	33	0	33
11/2012		1,430		1,799	FBF	0	(14)	(14)
11/2012		1,766		2,226	UAG	0	(13)	(13)
11/2012	TWD	1,274		43	BRC	0	0	0
01/2013	$	40	IDR	390,290	MSC	1	0	1
02/2013	CNY	119,213	$	18,710	JPM	37	0	37
02/2013	$	1,192	CNY	7,514	BRC	0	(15)	(15)
05/2013	EUR	1,308	$	1,653	BOA	0	(9)	(9)
05/2013		4,372		5,606	BRC	50	0	50
05/2013		1,448		1,845	FBF	4	0	4
05/2013		1,616		2,045	UAG	0	(8)	(8)
08/2013	$	3,033	CNY	19,000	DUB	0	(74)	(74)
08/2013		6,821		43,072	UAG	0	(111)	(111)
04/2014	CNY	75,138	$	11,681	DUB	84	0	84
04/2014	$	1,062	CNY	6,462	BRC	0	(65)	(65)
04/2014		2,233		13,600	CBK	0	(134)	(134)
04/2014		821		5,000	GST	0	(49)	(49)
04/2014		709		4,314	HUS	0	(43)	(43)
04/2014		1,342		8,174	JPM	0	(80)	(80)
04/2014		9,898		60,782	RYL	0	(516)	(516)
04/2014		1,416		8,616	UAG	0	(86)	(86)
09/2015		500		3,070	BOA	0	(33)	(33)
09/2015		731		4,470	BRC	0	(52)	(52)
09/2015		4,779		28,904	CBK	0	(387)	(387)
09/2015		326		1,970	JPM	0	(27)	(27)
09/2015		480		2,953	MSC	0	(31)	(31)

						$12,286	$(12,177)	$109

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$36,548	$0	$36,548
Mortgage-Backed Securities	0	6,425	0	6,425
Sovereign Issues	0	258	0	258
Canada
Corporate Bonds & Notes	0	7,562	0	7,562
Sovereign Issues	0	22,904	0	22,904
Cayman Islands
Asset-Backed Securities	0	3,348	0	3,348
Corporate Bonds & Notes	0	7,175	0	7,175
Denmark
Corporate Bonds & Notes	0	476	0	476
France
Corporate Bonds & Notes	0	61,046	0	61,046
Sovereign Issues	0	44,782	0	44,782
Germany
Bank Loan Obligations	0	2,679	0	2,679
Corporate Bonds & Notes	0	100,924	0	100,924
Sovereign Issues	0	6,035	0	6,035
Ireland
Asset-Backed Securities	0	4,399	0	4,399
Mortgage-Backed Securities	0	1,729	0	1,729
Italy
Asset-Backed Securities	0	97	0	97
Corporate Bonds & Notes	0	3,675	0	3,675
Sovereign Issues	0	83,972	0	83,972
Japan
Corporate Bonds & Notes	0	2,872	0	2,872
Sovereign Issues	0	76,150	0	76,150
Jersey, Channel Islands
Asset-Backed Securities	0	0	1,679	1,679
Corporate Bonds & Notes	0	2,618	0	2,618
Luxembourg
Asset-Backed Securities	0	1,591	0	1,591
Corporate Bonds & Notes	0	3,375	0	3,375
Mexico
Sovereign Issues	0	44,692	0	44,692
Netherlands
Asset-Backed Securities	0	5,295	0	5,295
Corporate Bonds & Notes	0	20,312	0	20,312
Mortgage-Backed Securities	0	1,562	0	1,562
Sovereign Issues	0	33,821	0	33,821
New Zealand
Sovereign Issues	0	39,415	0	39,415
Norway
Corporate Bonds & Notes	0	12,294	0	12,294
Sovereign Issues	0	2,318	0	2,318
South Korea
Corporate Bonds & Notes	0	2,353	0	2,353
Spain
Sovereign Issues	0	23,629	0	23,629
Supranational
Corporate Bonds & Notes	0	53,171	0	53,171
Sweden
Corporate Bonds & Notes	0	1,849	0	1,849
United Kingdom
Corporate Bonds & Notes	0	53,585	0	53,585
Mortgage-Backed Securities	0	45,753	0	45,753
Sovereign Issues	0	73,502	0	73,502
United States
Asset-Backed Securities	0	7,684	0	7,684
Bank Loan Obligations	0	3,211	0	3,211
Corporate Bonds & Notes	0	109,780	0	109,780
Mortgage-Backed Securities	0	81,321	2,369	83,690
Municipal Bonds & Notes	0	27,447	0	27,447
Preferred Securities	202	0	970	1,172
U.S. Government Agencies	0	285,271	16,592	301,863
U.S. Treasury Obligations	0	41,587	0	41,587
Virgin Islands (British)
Corporate Bonds & Notes	0	2,770	0	2,770
Short-Term Instruments
Certificates of Deposit	0	4,500	0	4,500
Repurchase Agreements	0	2,007	0	2,007
Mexico Treasury Bills	0	45,202	0	45,202
U.S. Treasury Bills	0	9,013	0	9,013
PIMCO Short-Term Floating NAV Portfolio	18,376	0	0	18,376
Purchased Options
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	0	0	0
	$18,578	$1,513,986	$21,610	$1,554,174

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,217	0	2,217
Foreign Exchange Contracts	0	12,349	0	12,349
Interest Rate Contracts	455	4,375	0	4,830
	$455	$18,941	$0	$19,396

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,686)	0	(1,686)
Foreign Exchange Contracts	0	(12,223)	0	(12,223)
Interest Rate Contracts	(1,068)	(3,965)	(9)	(5,042)
	$(1,068)	$(17,874)	$(9)	$(18,951)

Totals	$17,965	$1,515,053	$21,601	$1,554,619

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)		Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain / (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$1,859		$0	$(95)	$2	$(3)	$(84)	$0	$0	$1,679	$(84)
Netherlands
Asset-Backed Securities	1,217		0	0	4	0	(52)	0	(1,169)	0	0
United States
Mortgage-Backed Securities	2,583		0	(46)	5	5	17	0	(195)	2,369	19
Preferred Securities	973		0	0	0	0	(3)	0	0	970	(4)
U.S. Government Agencies	17,407		0	(821)	0	0	6	0	0	16,592	5

	$24,039		$0	$(962)	$11	$2	$(116)	$0	$(1,364)	$21,610	$(64)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(10)		$0	$0	$0	$0	$1	$0	$0	$(9)	$0

Totals	$24,029	$		$962)	$11	$2	$(115)	$0	$(1,364)	$21,601	$(64)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$1,679	Benchmark Pricing	Base Price	99.95 - 100.40
United States
Mortgage-Backed Securities	14	Benchmark Pricing	Base Price	98.75
	2,355	Third Party Vendor	Broker Quote	76.00 - 98.00
Preferred Securities	970	Benchmark Pricing	Base Price	7,467.85
U.S. Government Agencies	74	Benchmark Pricing	Base Price	98.50
	16,518	Third Party Vendor	Broker Quote	100.03

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(9)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$21,601

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Global Bond Fund (U.S. Dollar-Hedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.9%
CORPORATE BONDS & NOTES 1.7%
Commonwealth Bank of Australia
0.748% due 09/17/2014		$1,100	$1,105
0.889% due 07/12/2013		500	502
ING Bank Australia Ltd.
4.170% due 06/24/2014	AUD	2,000	2,062
Macquarie Bank Ltd.
4.100% due 12/17/2013		$600	631
Westpac Banking Corp.
2.700% due 12/09/2014		1,800	1,871

			6,171

MORTGAGE-BACKED SECURITIES 0.5%
Crusade Global Trust
0.826% due 11/19/2037	EUR	119	149
Puma Finance Ltd.
0.537% due 02/21/2038		$197	190
3.990% due 08/22/2037	AUD	71	70
4.127% due 07/12/2036		69	68
Superannuation Members Home Loans Global Fund
0.748% due 03/09/2036		$242	242
Swan Trust
4.880% due 04/25/2041	AUD	669	684
Torrens Trust
4.007% due 10/19/2038		314	311

			1,714

SOVEREIGN ISSUES 0.7%
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025		2,000	2,576

Total Australia (Cost $9,713)			10,461

BELGIUM 1.2%
SOVEREIGN ISSUES 1.2%
Belgium Government International Bond
4.000% due 03/28/2013	EUR	3,500	4,544

Total Belgium (Cost $4,495)			4,544

CANADA 3.1%
CORPORATE BONDS & NOTES 1.4%
Bank of Nova Scotia
1.650% due 10/29/2015		$1,900	1,945
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		800	843
Canadian Imperial Bank of Commerce
2.600% due 07/02/2015		1,900	2,000
Citigroup Finance Canada, Inc.
5.500% due 05/21/2013	CAD	200	202
Master Credit Card Trust
5.297% due 08/21/2012		200	197

			5,187

SOVEREIGN ISSUES 1.7%
Province of British Columbia
4.300% due 06/18/2042		100	117
Province of Ontario
2.450% due 06/29/2022		$500	495
3.150% due 06/02/2022	CAD	1,200	1,218
4.000% due 10/07/2019		$400	456
4.000% due 06/02/2021	CAD	1,200	1,306
Province of Quebec
2.750% due 08/25/2021		$700	726
3.500% due 12/01/2022	CAD	1,000	1,034
4.250% due 12/01/2021		700	771
5.125% due 11/14/2016		$300	351

			6,474

Total Canada (Cost $11,323)			11,661

CAYMAN ISLANDS 1.0%
ASSET-BACKED SECURITIES 0.6%
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		$612	605
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		600	582
Landmark CDO Ltd.
0.767% due 06/01/2017		1,102	1,077

			2,264

CORPORATE BONDS & NOTES 0.4%
Transocean, Inc.
4.950% due 11/15/2015		1,400	1,509

Total Cayman Islands (Cost $3,622)			3,773

CHILE 0.2%
CORPORATE BONDS & NOTES 0.2%
Banco Santander Chile
2.066% due 01/19/2016		$900	851

Total Chile (Cost $900)			851

DENMARK 0.1%
CORPORATE BONDS & NOTES 0.1%
Nykredit Realkredit A/S
6.000% due 10/01/2029	DKK	98	18
Realkredit Danmark A/S
1.695% due 01/01/2038		1,999	341

Total Denmark (Cost $360)			359

FRANCE 10.1%
CORPORATE BONDS & NOTES 4.5%
BNP Paribas Home Loan SFH
3.000% due 07/23/2013	EUR	600	777
4.750% due 05/28/2013		700	917
Cie de Financement Foncier S.A.
1.625% due 07/23/2012		$1,000	1,000
2.125% due 04/22/2013		1,200	1,207
4.500% due 01/09/2013	EUR	700	903
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		$1,000	978
Dexia Credit Local S.A.
0.946% due 04/29/2014		2,100	1,971
2.750% due 01/10/2014		5,100	5,045
2.750% due 04/29/2014		600	589
Dexia Municipal Agency S.A.
1.550% due 10/31/2013	JPY	138,000	1,721
2.750% due 01/25/2016	EUR	1,200	1,512
Vivendi S.A.
6.625% due 04/04/2018		$100	111

			16,731

SOVEREIGN ISSUES 5.6%
Caisse d’Amortissement de la Dette Sociale
1.375% due 01/27/2014		1,300	1,305
France Government Bond
2.100% due 07/25/2023 (d)	EUR	3,809	5,345
3.000% due 04/25/2022		2,900	3,773
3.750% due 10/25/2019		500	701
4.000% due 10/25/2013		2,900	3,846
4.000% due 10/25/2038		500	679
4.500% due 04/25/2041		600	887
4.750% due 04/25/2035		500	756
5.750% due 10/25/2032		100	170

France Treasury Notes
1.750% due 02/25/2017		2,500	3,209

			20,671

Total France (Cost $37,797)			37,402

GERMANY 6.9%
CORPORATE BONDS & NOTES 6.9%
FMS Wertmanagement AoR
0.741% due 01/20/2014	EUR	1,200	1,523
0.810% due 02/18/2015		1,700	2,152
2.250% due 07/14/2014		700	917
2.375% due 12/15/2014		4,100	5,401
2.750% due 06/03/2016		800	1,080
3.375% due 06/17/2021		700	980
Hypothekenbank in Essen AG
6.000% due 11/30/2016	AUD	800	824
KFW
0.625% due 05/29/2015	EUR	4,000	5,071
2.000% due 11/30/2015		2,500	3,289
2.750% due 09/07/2015	GBP	1,400	2,308
5.500% due 06/05/2014	AUD	1,100	1,170
Landwirtschaftliche Rentenbank
5.500% due 03/09/2020		1,000	1,092

Total Germany (Cost $26,608)			25,807

IRELAND 1.1%
ASSET-BACKED SECURITIES 0.1%
Dryden Leveraged Loan CDO
1.413% due 08/08/2022	EUR	300	347

CORPORATE BONDS & NOTES 1.0%
German Postal Pensions Securitisation PLC
3.375% due 01/18/2016		500	680
4.375% due 01/18/2022		2,000	2,973

			3,653

Total Ireland (Cost $4,111)			4,000

ITALY 7.1%
CORPORATE BONDS & NOTES 0.3%
Intesa Sanpaolo SpA
2.867% due 02/24/2014		$700	658
6.500% due 02/24/2021		400	350

			1,008

MORTGAGE-BACKED SECURITIES 1.0%
CR Firenze Mutui SRL
1.011% due 04/26/2034	EUR	1,650	2,027
Intesa Sec SpA
0.860% due 10/30/2033		1,400	1,629

			3,656

SOVEREIGN ISSUES 5.8%
Italy Buoni Poliennali Del Tesoro
3.000% due 04/15/2015		3,400	4,173
3.750% due 08/01/2015		1,400	1,750
3.750% due 03/01/2021		600	678
3.750% due 08/01/2021		300	333
4.250% due 02/01/2019		900	1,078
4.500% due 02/01/2018		600	739
4.500% due 08/01/2018		600	732
4.500% due 03/01/2019		400	483
4.750% due 05/01/2017		2,000	2,507
5.000% due 03/01/2022		300	363
5.000% due 08/01/2034		100	109
5.000% due 08/01/2039		300	322
5.000% due 09/01/2040		1,200	1,279
5.250% due 08/01/2017		1,500	1,920
5.500% due 09/01/2022		2,700	3,363
5.750% due 02/01/2033		300	359
6.000% due 05/01/2031		200	247
Republic of Italy Government Bond
3.125% due 01/26/2015		$100	97
4.750% due 01/25/2016		300	296
5.250% due 09/20/2016		200	199
6.000% due 08/04/2028	GBP	200	269
6.875% due 09/27/2023		$100	103

			21,399

Total Italy (Cost $27,095)			26,063

JAPAN 5.6%
SOVEREIGN ISSUES 5.6%
Japan Government International Bond
0.900% due 03/20/2022	JPY	1,130,000	14,258
2.000% due 03/20/2042		510,000	6,522

Total Japan (Cost $21,161)			20,780

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	164	209

CORPORATE BONDS & NOTES 0.0%
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	100	98

Total Jersey, Channel Islands (Cost $356)			307

LUXEMBOURG 0.5%
CORPORATE BONDS & NOTES 0.5%
Europaeische Hypothekenbank S.A.
4.005% due 06/13/2014		$800	819
Tyco Electronics Group S.A.
5.950% due 01/15/2014		1,000	1,066

Total Luxembourg (Cost $1,780)			1,885

MEXICO 1.7%
SOVEREIGN ISSUES 1.7%
Mexico Government International Bond
6.250% due 06/16/2016	MXN	23,800	1,881
6.500% due 06/10/2021		13,200	1,075
10.000% due 12/05/2024		33,600	3,535

Total Mexico (Cost $6,070)			6,491

NETHERLANDS 4.8%
ASSET-BACKED SECURITIES 0.1%
Eurocredit CDO BV
1.658% due 02/22/2020	EUR	238	292

CORPORATE BONDS & NOTES 1.8%
ABN Amro Bank NV
3.250% due 01/18/2013		700	899
Achmea Hypotheekbank NV
0.816% due 11/03/2014		$1,500	1,491
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	1,200	1,598
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		$700	787
LeasePlan Corp. NV
3.250% due 05/22/2014	EUR	500	664
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		$1,300	1,108

			6,547

SOVEREIGN ISSUES 2.9%
Netherlands Government Bond
2.500% due 01/15/2017	EUR	2,600	3,493
4.500% due 07/15/2017		5,100	7,473

			10,966

Total Netherlands (Cost $17,904)			17,805

NEW ZEALAND 3.1%
CORPORATE BONDS & NOTES 0.1%
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		$400	422

SOVEREIGN ISSUES 3.0%
New Zealand Government Bond
5.000% due 03/15/2019	NZD	5,400	4,802
5.500% due 04/15/2023		1,500	1,417
6.000% due 05/15/2021		5,300	5,108

			11,327

Total New Zealand (Cost $10,828)			11,749

NORWAY 1.1%
CORPORATE BONDS & NOTES 1.1%
Eksportfinans ASA
0.661% due 04/05/2013		$350	340
2.375% due 05/25/2016		1,500	1,335
3.000% due 11/17/2014		900	853
5.500% due 05/25/2016		500	492
Sparebank Boligkreditt A/S
2.375% due 12/03/2012	EUR	1,000	1,276

Total Norway (Cost $4,297)			4,296

SOUTH KOREA 0.1%
CORPORATE BONDS & NOTES 0.1%
Export-Import Bank of Korea
5.750% due 05/22/2013	EUR	255	333

Total South Korea (Cost $394)			333

SPAIN 1.9%
SOVEREIGN ISSUES 1.9%
Fondo de Reestructuracion Ordenada Bancaria
4.400% due 10/21/2013	EUR	300	377
Instituto de Credito Oficial
0.716% due 01/28/2013		$2,600	2,527
2.405% due 03/25/2014	EUR	1,900	2,324
Spain Government International Bond
3.250% due 04/30/2016		500	586
4.200% due 01/31/2037		800	697
4.250% due 10/31/2016		300	361
5.250% due 04/06/2029	GBP	100	125
5.850% due 01/31/2022	EUR	100	122

Total Spain (Cost $7,734)			7,119

SUPRANATIONAL 2.8%
CORPORATE BONDS & NOTES 2.8%
European Investment Bank
6.125% due 01/23/2017	AUD	800	874
6.250% due 04/15/2015		1,200	1,295
European Union
2.500% due 12/04/2015	EUR	1,500	2,003
2.750% due 06/03/2016		1,800	2,427
3.500% due 06/04/2021		2,085	2,894
International Finance Corp.
5.000% due 08/03/2016	AUD	500	540
5.750% due 06/24/2014		500	537

Total Supranational (Cost $10,648)			10,570

SWEDEN 0.1%
CORPORATE BONDS & NOTES 0.1%
Stadshypotek AB
3.750% due 12/12/2013	EUR	400	528

Total Sweden (Cost $506)			528

UNITED KINGDOM 13.7%
CORPORATE BONDS & NOTES 3.6%
Abbey National Treasury Services PLC
3.125% due 06/30/2015	EUR	1,300	1,699
Bank of Scotland PLC
5.250% due 07/24/2012	AUD	500	512
Barclays Bank PLC
2.250% due 05/10/2017		$1,000	1,002
10.179% due 06/12/2021		400	474
BP Capital Markets PLC
3.125% due 10/01/2015		600	638
British Sky Broadcasting Group PLC
9.500% due 11/15/2018		800	1,080
HBOS PLC
6.750% due 05/21/2018		2,546	2,406
LBG Capital PLC
8.500% due 12/17/2021 (e)		2,700	2,515
11.250% due 09/14/2023	GBP	200	297
Nationwide Building Society
5.500% due 07/18/2012		$300	300
Pearson Dollar Finance PLC
6.250% due 05/06/2018		1,275	1,500
Royal Bank of Scotland Group PLC
3.000% due 09/08/2016	EUR	600	794
Tate & Lyle International Finance PLC
5.000% due 11/15/2014		$100	106

			13,323

MORTGAGE-BACKED SECURITIES 4.0%
Eurosail PLC
0.823% due 12/10/2044	EUR	1,043	1,072
1.110% due 03/13/2045	GBP	907	1,367
1.151% due 06/10/2044		273	373
Fosse Master Issuer PLC
2.873% due 10/18/2054		1,100	1,722
Gosforth Funding PLC
2.464% due 04/24/2047		600	936
Granite Mortgages PLC
1.238% due 06/20/2044		1,082	1,630
Holmes Master Issuer PLC
2.157% due 10/15/2054	EUR	1,200	1,527
Newgate Funding PLC
1.262% due 12/15/2050		1,200	1,275
1.912% due 12/15/2050		200	126
1.951% due 12/15/2050	GBP	800	863
2.162% due 12/15/2050	EUR	300	155
Opera Finance PLC
1.211% due 02/02/2017	GBP	1,176	1,713
Unite USAF PLC
1.095% due 03/31/2017		700	1,042
Uropa Securities PLC
0.918% due 10/10/2040	EUR	816	932

			14,733

SOVEREIGN ISSUES 6.1%
United Kingdom Gilt
0.375% due 03/22/2062 (d)	GBP	308	550
4.000% due 03/07/2022		1,600	3,010
4.250% due 09/07/2039		1,400	2,703
4.250% due 12/07/2040		1,000	1,931
4.500% due 09/07/2034		2,300	4,590
4.500% due 12/07/2042		800	1,615
4.750% due 12/07/2030		3,300	6,796
4.750% due 12/07/2038		700	1,460

			22,655

Total United Kingdom (Cost $49,524)			50,711

UNITED STATES 41.9%
ASSET-BACKED SECURITIES 0.5%
AFC Home Equity Loan Trust
0.955% due 12/22/2027		$3	3
Amortizing Residential Collateral Trust
0.945% due 10/25/2031		9	6
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		9	7

Bear Stearns Asset-Backed Securities Trust
0.905% due 10/25/2032		3	3
Countrywide Asset-Backed Certificates
0.425% due 09/25/2036		135	124
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		7	6
First Alliance Mortgage Loan Trust
0.474% due 12/20/2027		31	22
Home Equity Mortgage Trust
5.500% due 01/25/2037		142	35
Mid-State Trust
8.330% due 04/01/2030		176	177
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		26	22
Residential Asset Mortgage Products, Inc.
0.805% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		16	10
SLC Student Loan Trust
0.918% due 06/15/2017		261	260
SLM Student Loan Trust
1.966% due 04/25/2023		1,231	1,273
Structured Asset Securities Corp.
0.645% due 05/25/2034		29	25

			1,978

BANK LOAN OBLIGATIONS 0.2%
Springleaf Finance Corp.
5.500% due 05/10/2017		700	661

CORPORATE BONDS & NOTES 5.9%
Ally Financial, Inc.
6.875% due 08/28/2012		600	604
American International Group, Inc.
6.797% due 11/15/2017	EUR	142	197
8.000% due 05/22/2068		500	613
8.175% due 05/15/2068		$1,100	1,199
AutoZone, Inc.
5.875% due 10/15/2012		100	101
Bank of America Corp.
1.148% due 05/23/2017	EUR	400	422
5.750% due 12/01/2017		$320	342
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	693
Boston Scientific Corp.
6.400% due 06/15/2016		300	346
Burlington Northern Santa Fe LLC
5.750% due 03/15/2018		446	531
CIT Group, Inc.
5.250% due 04/01/2014		600	624
Citigroup, Inc.
5.500% due 10/15/2014		500	530
6.000% due 08/15/2017		419	460
6.125% due 05/15/2018		500	559
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		637	717
Computer Sciences Corp.
5.500% due 03/15/2013		637	655
ERAC USA Finance LLC
5.800% due 10/15/2012		700	709
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		1,000	906
Health Care REIT, Inc.
5.875% due 05/15/2015		400	437
International Lease Finance Corp.
5.650% due 06/01/2014		1,500	1,545
6.500% due 09/01/2014		800	848
6.750% due 09/01/2016		600	648
Lennar Corp.
5.600% due 05/31/2015		500	527
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		116	129
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	800	967
0.980% due 01/31/2014		1,600	1,949
0.980% due 08/25/2014		100	120
6.875% due 04/25/2018		$335	375
Morgan Stanley
2.066% due 01/24/2014		1,100	1,070
Sealed Air Corp.
5.625% due 07/15/2013		200	208
Wal-Mart Stores, Inc.
6.200% due 04/15/2038		100	137
WM Covered Bond Program
4.375% due 09/16/2014	EUR	2,000	2,660

			21,828

MORTGAGE-BACKED SECURITIES 5.5%
American General Mortgage Loan Trust
5.150% due 03/25/2058	$533	545
American Home Mortgage Assets LLC
0.435% due 05/25/2046	381	201
0.455% due 10/25/2046	271	127
American Home Mortgage Investment Trust
0.485% due 05/25/2047 ^	230	17
Banc of America Funding Corp.
5.500% due 08/25/2035	387	389
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	2,713	2,573
Banc of America Mortgage Securities, Inc.
3.112% due 06/25/2035	621	521
BCAP LLC Trust
0.415% due 01/25/2037 ^	257	135
0.985% due 01/26/2047	89	68
5.250% due 08/26/2037	200	196
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	205	191
2.703% due 10/25/2033	27	27
2.738% due 08/25/2033	7	7
3.078% due 03/25/2035	31	31
3.123% due 05/25/2047	569	378
3.189% due 05/25/2034	21	18
3.225% due 05/25/2034	46	45
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	112	92
2.715% due 11/25/2035 ^	233	145
2.752% due 11/25/2036	306	169
2.821% due 02/25/2036 ^	762	344
2.883% due 05/25/2035	30	26
5.543% due 08/25/2036 ^	318	187
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036	197	117
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	106	94
5.019% due 09/25/2037 ^	540	343
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046	386	406
Countrywide Alternative Loan Trust
0.439% due 12/20/2046	322	175
0.454% due 07/20/2046	528	197
0.525% due 02/25/2037	565	303
0.595% due 05/25/2037 ^	74	37
1.647% due 11/25/2035	92	54
2.187% due 11/25/2035	31	19
2.900% due 02/25/2037 ^	146	97
5.250% due 06/25/2035	49	41
5.477% due 08/25/2036	54	55
5.517% due 11/25/2035 ^	468	285
6.000% due 04/25/2037 ^	81	49
6.250% due 08/25/2037 ^	65	40
6.500% due 06/25/2036 ^	136	77
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035	371	318
0.625% due 09/25/2034	75	47
2.666% due 04/20/2035	16	16
2.708% due 08/25/2034	194	151
2.902% due 08/25/2034	18	14
Credit Suisse First Boston Mortgage Securities Corp.
2.672% due 08/25/2033	46	45
6.500% due 04/25/2033	8	8
Credit Suisse Mortgage Capital Certificates
5.579% due 04/25/2037	256	152
DBUBS Mortgage Trust
0.319% due 11/10/2046 (a)	900	16
1.567% due 11/10/2046 (a)	2,456	133
Extended Stay America Trust
1.368% due 01/05/2016 (a)	40,500	217
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	19	17
Greenpoint Mortgage Funding Trust
0.515% due 11/25/2045	15	9
GSR Mortgage Loan Trust
1.940% due 03/25/2033	27	27
2.751% due 06/25/2034	57	51
2.858% due 01/25/2035	122	109
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	209	126
0.997% due 12/19/2036	185	96
3.026% due 05/19/2033	89	87

Impac CMB Trust
1.245% due 07/25/2033	14	13
Indymac Index Mortgage Loan Trust
4.821% due 09/25/2035	206	154
JPMorgan Alternative Loan Trust
5.550% due 10/25/2036	47	45
JPMorgan Mortgage Trust
2.365% due 11/25/2033	23	22
MASTR Alternative Loans Trust
0.645% due 03/25/2036	65	12
Merrill Lynch Mortgage Investors, Inc.
0.495% due 08/25/2036	80	69
2.498% due 02/25/2033	24	23
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049	701	780
MLCC Mortgage Investors, Inc.
2.283% due 02/25/2036	385	341
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047	457	269
RBSCF Trust
6.203% due 12/16/2049	200	228
Residential Accredit Loans, Inc.
0.395% due 02/25/2047	174	77
0.425% due 06/25/2046	546	186
Residential Asset Securitization Trust
5.750% due 02/25/2036 ^	46	33
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032	5	5
Sequoia Mortgage Trust
0.594% due 07/20/2033	169	150
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034	27	26
2.818% due 04/25/2034	73	65
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2046	141	65
0.465% due 05/25/2036	331	159
0.465% due 09/25/2047	500	199
0.823% due 07/19/2034	32	30
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	237	130
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	421	420
1.495% due 06/25/2037	730	612
5.750% due 06/25/2037	1,163	1,151
6.147% due 09/25/2037	559	563
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045	850	676
0.535% due 07/25/2045	1,733	1,414
0.555% due 01/25/2045	69	58
0.858% due 02/25/2047	544	329
1.349% due 05/25/2041	10	9
2.390% due 02/27/2034	61	61
2.453% due 06/25/2033	23	23
2.713% due 02/25/2037	324	238
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.092% due 07/25/2046 ^	110	42
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 06/25/2035	825	820
2.636% due 04/25/2036	413	396

		20,354

MUNICIPAL BONDS & NOTES 2.7%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	800	1,149
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	500	672
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	400	563
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	307
California State General Obligation Bonds, (BABs), Series 2010
5.700% due 11/01/2021	700	798
7.600% due 11/01/2040	700	911
7.700% due 11/01/2030	300	354
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (c)	600	450
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	765	700
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	600	796
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	100	123

Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	200	229
Northside Independent School District, Texas General Obligation Bonds, (BABs), (PSF/GTD Insured), Series 2010
5.741% due 08/15/2035	200	225
5.891% due 08/15/2040	500	565
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	100	78
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	1,670	1,259
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	100	118
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	500	656

		9,953

	SHARES
PREFERRED SECURITIES 0.3%
DG Funding Trust
2.829% due 07/30/2012 (e)	172	1,283
SLM Corp. CPI Linked Security
3.754% due 01/16/2018	1,800	40

		1,323

	PRINCIPAL AMOUNT (000s)
U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
0.345% due 01/25/2021	$34	34
0.445% due 10/27/2037	1,000	995
0.745% due 12/25/2040	798	800
0.845% due 11/25/2020	1,288	1,288
2.247% due 12/01/2034	66	70
2.485% due 11/01/2034	199	212
2.580% due 11/01/2015	2,409	2,470
3.500% due 08/01/2042	13,000	13,634
4.000% due 07/01/2042 - 08/01/2042	26,000	27,658
4.500% due 08/01/2042	24,000	25,736
6.000% due 04/25/2043 - 07/25/2044	158	177
6.500% due 11/25/2042	208	243
Freddie Mac
0.692% due 12/15/2031	1	1
0.842% due 12/15/2037	359	361
1.315% due 10/25/2044	242	243
4.500% due 07/15/2018	4	4
Ginnie Mae
0.843% due 02/16/2030	39	39
0.893% due 02/16/2030	35	35
1.625% due 11/20/2021 - 01/20/2030	69	72
2.000% due 07/20/2022	25	25
2.375% due 05/20/2028 - 06/20/2030	57	59
6.000% due 08/20/2034	795	968
NCUA Guaranteed Notes
0.610% due 11/06/2017	4,564	4,566
0.800% due 12/08/2020	1,494	1,501
Small Business Administration
5.600% due 09/01/2028	630	728
Tennessee Valley Authority
5.880% due 04/01/2036	637	891

		82,810

U.S. TREASURY OBLIGATIONS 4.5%
U.S. Treasury Bonds
3.000% due 05/15/2042 (g)(h)	3,300	3,465
3.125% due 11/15/2041	7,300	7,862
3.750% due 08/15/2041 (h)	1,600	1,933
U.S. Treasury Inflation Protected Securities (d)
1.750% due 01/15/2028 (h)	1,756	2,207
2.500% due 01/15/2029	964	1,341

		16,808

Total United States (Cost $155,420)		155,715

SHORT-TERM INSTRUMENTS 13.2%
CERTIFICATES OF DEPOSIT 0.3%
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		$1,100	1,100

REPURCHASE AGREEMENTS 0.7%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		1,900	1,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $1,936. Repurchase proceeds are $1,900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		541	541
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $554. Repurchase proceeds are $541.)

			2,441

JAPAN TREASURY BILLS 4.5%
0.100% due 07/17/2012 - 08/20/2012 (b)	JPY	1,340,000	16,762

MEXICO TREASURY BILLS 3.7%
4.583% due 07/12/2012 - 08/23/2012 (b)	MXN	182,000	13,609

U.S. TREASURY BILLS 0.6%
0.153% due 07/19/2012 - 05/02/2013 (b)(g)		$2,070	2,069

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.4%
PIMCO Short-Term Floating NAV Portfolio		1,275,278	12,778

Total Short-Term Instruments (Cost $48,759)			48,759

PURCHASED OPTIONS (k) 0.0%
(Cost $3)			0

Total Investments 124.3% (Cost $461,408)			$461,969
Written Options (l) (0.2%) (Premiums $1,014)			(889)
Other Assets and Liabilities (Net) (24.1%)			(89,357)

Net Assets 100.0%			$371,723

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Security becomes interest bearing at a future date.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $3,072 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $514 and cash of $953 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Australia Government 3-Year Bond September Futures	Short	09/2012	156	$38
Call Options Strike @ EUR 144.000 on Euro-Bund 10-Year Bond August Futures	Short	08/2012	52	12
Canada Government 10-Year Bond September Futures	Short	09/2012	36	(54)
Euro-Bobl September Futures	Long	09/2012	102	(195)
Euro-BTP Italian Government Bond September Futures	Long	09/2012	14	36
Euro-Bund 10-Year Bond September Futures	Long	09/2012	103	(169)
Japan Government 10-Year Bond September Futures	Long	09/2012	32	75
Put Options Strike @ EUR 119.000 on Euro-Bobl September Futures	Long	09/2012	10	0
Put Options Strike @ EUR 122.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	100	0
Put Options Strike @ EUR 124.000 on Euro-Bund 10-Year Bond September Futures	Long	09/2012	68	0
U.S. Treasury 10-Year Note September Futures	Long	09/2012	178	0
United Kingdom Government 10-Year Gilt September Futures	Short	09/2012	16	0

				$(257)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash	of $367 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.IG-15 5-Year Index	(1.000%)	12/20/2015	$1,100	$(6)	$(14)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		$10,400	$(471)	$(437)
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	JPY	20,000	3	1

						$(468)	$(436)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	CBK	(0.680%	)	12/20/2012	0.166%	$100	$0	$0	$0
British Sky Broadcasting Group PLC	BRC	(0.700%	)	12/20/2018	1.210%	800	24	0	24
Burlington Northern Santa Fe LLC	RYL	(0.510%	)	03/20/2018	0.348%	446	(4)	0	(4)
Cleveland Electric Illuminating Co.	RYL	(0.940%	)	06/20/2017	1.392%	637	13	0	13
Computer Sciences Corp.	MYC	(0.620%	)	03/20/2013	1.212%	637	3	0	3
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.284%	700	(9)	0	(9)
Health Care REIT, Inc.	BRC	(2.930%	)	06/20/2015	0.891%	400	(24)	0	(24)
Lennar Corp.	BPS	(5.000%	)	06/20/2015	1.984%	500	(44)	(15)	(29)
Marsh & McLennan Cos., Inc.	BOA	(0.990%	)	09/20/2015	0.461%	138	(3)	0	(3)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.627%	275	(1)	0	(1)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.627%	1,000	(24)	0	(24)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%	1,000	53	(2)	55
Sealed Air Corp.	FBF	(0.500%	)	09/20/2013	0.754%	200	1	0	1
Tate & Lyle International Finance PLC	DUB	(0.510%	)	12/20/2014	0.435%	100	0	0	0
Vivendi S.A.	BPS	(1.780%	)	06/20/2013	0.826%	100	(1)	0	(1)
Vivendi S.A.	JPM	(1.500%	)	06/20/2018	2.102%	100	3	0	3

							$(13)	$(17)	$4

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%		$300	$6	$6	$0
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%		200	2	4	(2)
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%		1,100	23	17	6
Australia Government Bond	DUB	1.000%	12/20/2016	0.573%		200	4	1	3
Australia Government Bond	FBF	1.000%	12/20/2016	0.573%		600	11	(3)	14
Australia Government Bond	GST	1.000%	12/20/2016	0.573%		100	3	0	3
Australia Government Bond	JPM	1.000%	06/20/2016	0.472%		1,600	33	36	(3)
Australia Government Bond	MYC	1.000%	09/20/2016	0.508%		100	2	1	1
Australia Government Bond	MYC	1.000%	12/20/2016	0.573%		200	4	1	3
Australia Government Bond	RYL	1.000%	03/20/2016	0.430%		1,200	26	26	0
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		100	2	1	1
Australia Government Bond	RYL	1.000%	12/20/2016	0.573%		800	16	2	14
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%		600	13	9	4
Australia Government Bond	UAG	1.000%	12/20/2016	0.573%		300	6	(1)	7
California State General Obligation Bonds, Series 2003	MYC	1.350%	06/20/2016	1.463%		200	(1)	0	(1)
California State General Obligation Bonds, Series 2003	MYC	2.150%	06/20/2021	2.121%		500	1	0	1
China Government International Bond	CBK	1.000%	03/20/2016	0.866%		700	3	7	(4)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		200	1	4	(3)
China Government International Bond	HUS	1.000%	12/20/2015	0.812%		1,300	9	25	(16)
Connecticut State General Obligation Notes, Series 2007	MYC	1.630%	03/20/2021	1.650%		500	0	0	0
France Government Bond	BOA	0.250%	06/20/2017	1.817%		1,100	(81)	(92)	11
France Government Bond	CBK	0.250%	06/20/2017	1.817%		400	(30)	(34)	4
France Government Bond	HUS	0.250%	06/20/2017	1.817%		500	(36)	(43)	7
Japan Government International Bond	FBF	1.000%	03/20/2016	0.625%		900	13	(6)	19
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		100	1	(1)	2
Republic of Germany	GST	0.250%	12/20/2016	0.850%		2,300	(60)	(110)	50
Republic of Italy Government Bond	DUB	1.000%	06/20/2017	4.756%		500	(77)	(76)	(1)
Republic of Italy Government Bond	GST	1.000%	06/20/2017	4.756%		3,500	(541)	(584)	43
Spain Government International Bond	CBK	1.000%	06/20/2017	5.180%		1,300	(219)	(214)	(5)
Spain Government International Bond	GST	1.000%	06/20/2017	5.180%		1,700	(287)	(268)	(19)
Spain Government International Bond	JPM	1.000%	06/20/2017	5.180%		500	(85)	(83)	(2)
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%	EUR	1,000	(6)	(17)	11
U.S. Treasury Notes	SOG	0.250%	03/20/2016	0.343%		700	(3)	(12)	9
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$2,700	57	21	36
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		300	6	2	4
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		500	11	6	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		900	19	6	13
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		1,500	33	33	0
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		1,600	33	8	25

							$(1,088)	$(1,328)	$240

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-15 5-Year Index	BOA	1.000%	12/20/2015	$500	$(7)	$(14)	$7
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	500	(7)	(14)	7
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	800	(11)	(31)	20
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	500	(6)	(13)	7

					$(31)	$(72)	$41

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.353% based on the notional amount of currency received	03/15/2013	JPM	$4,580	JPY 380,140	$(175)	$3	$(178)
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.785% based on the notional amount of currency received	05/15/2014	BOA	7,566	600,000	71	5	66
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.755% based on the notional amount of currency received	05/15/2014	BPS	3,400	272,000	(2)	(20)	18
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.790% based on the notional amount of currency received	05/15/2014	BPS	7,600	600,000	105	30	75
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.783% based on the notional amount of currency received	05/15/2014	DUB	7,554	600,000	58	(1)	59
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month JPY-LIBOR less 0.720% based on the notional amount of currency received	06/23/2014	BPS	7,602	600,000	101	10	91

						$158	$27	$131

(6)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK	AUD	200	$18	$(1)	$19
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		1,700	151	(6)	157
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	FBF	JPY	480,000	403	131	272
Pay	6-Month JPY-LIBOR	1.500%	12/21/2021	RYL		140,000	117	38	79
Pay	6-Month JPY-LIBOR	1.000%	09/19/2022	UAG		20,000	3	1	2
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	HUS	MXN	8,400	33	3	30
Pay	28-Day MXN-TIIE	6.590%	12/08/2015	MYC		13,000	50	(14)	64
Pay	28-Day MXN-TIIE	5.800%	06/08/2016	HUS		12,500	24	0	24
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	BRC		4,400	20	2	18
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	HUS		3,800	17	2	15
Pay	28-Day MXN-TIIE	6.750%	06/08/2016	MYC		48,500	224	37	187
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		6,300	9	(7)	16
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		3,700	5	(4)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		10,600	7	(2)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,800	7	(4)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		28,300	20	(7)	27
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	BRC		3,200	20	(7)	27
Pay	28-Day MXN-TIIE	6.960%	07/27/2020	HUS		4,300	28	(19)	47
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		9,800	48	4	44
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		9,707	91	4	87

							$1,295	$151	$1,144

(k)	Purchased options outstanding on June 30, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 3.500% due 09/01/2042	BRC	$93.500	09/06/2012	$13,000	$2	$0
Put - OTC Fannie Mae 4.000% due 09/01/2042	RYM	96.500	09/06/2012	10,000	1	0

					$3	$0

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$1,400	$0	$(4)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	1,400	0	0
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	800	0	(2)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	800	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	4,000	0	(27)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	4,000	0	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,400	10	(23)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,400	33	(9)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	9,700	50	(159)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	9,700	267	(60)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	16,600	196	(470)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	16,600	315	(57)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	1,900	27	(54)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	1,900	31	(7)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,800	11	0

							$940	$(873)

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC USD versus MXN	BPS	MXN 14.300	07/12/2012	$1,770	$25	$(2)
Call - OTC USD versus MXN	BPS	14.100	07/19/2012	660	6	(1)
Call - OTC USD versus MXN	HUS	14.100	07/19/2012	951	8	(2)
Call - OTC USD versus MXN	HUS	14.300	08/23/2012	1,534	23	(9)

					$62	$(14)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	$500	$6	$(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	600	6	(1)

						$12	$(2)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	2,125		$2,094	HUS	$0	$(78)	$(78)
07/2012		2,700		2,673	MSC	0	(86)	(86)
07/2012		737		727	RYL	0	(26)	(26)
07/2012		15,367		14,965	WST	0	(739)	(739)
07/2012	CAD	1,457		1,429	BRC	0	(2)	(2)
07/2012		555		545	FBF	0	0	0
07/2012	EUR	25,114		31,383	BRC	0	(399)	(399)
07/2012		27,760		34,592	CBK	0	(538)	(538)
07/2012		6,907		8,629	FBF	0	(112)	(112)
07/2012		16,011		20,069	HUS	0	(193)	(193)
07/2012		3,382		4,258	MSC	0	(22)	(22)
07/2012		1,681		2,103	UAG	0	(24)	(24)
07/2012	GBP	55		87	BRC	0	0	0
07/2012		3,064		4,767	DUB	0	(31)	(31)
07/2012		731		1,143	FBF	0	(2)	(2)
07/2012		708		1,101	MSC	0	(8)	(8)
07/2012		1,764		2,752	RBC	0	(11)	(11)
07/2012		9,440		14,717	RYL	0	(67)	(67)
07/2012		7,740		12,012	UAG	0	(110)	(110)
07/2012	IDR	2,715,870		286	HUS	0	(3)	(3)
07/2012		42,470		4	MSC	0	0	0
07/2012		2,673,400		284	UAG	0	(1)	(1)
07/2012	INR	12,301		254	DUB	34	0	34
07/2012	JPY	940,000		11,648	BOA	0	(114)	(114)
07/2012	KRW	82,148		71	BRC	0	(1)	(1)
07/2012		460,362		388	JPM	0	(14)	(14)
07/2012		388,149		327	MSC	0	(12)	(12)
07/2012	MXN	2,477		180	BPS	0	(5)	(5)
07/2012		63,924		4,619	HUS	0	(168)	(168)
07/2012		112,000		8,474	MSC	97	0	97
07/2012	NZD	226		180	BRC	0	(1)	(1)
07/2012		13,623		10,309	CBK	0	(584)	(584)
07/2012		$1,054	AUD	1,051	BRC	20	0	20
07/2012		1,374		1,361	JPM	17	0	17
07/2012		2,442		2,418	RBC	29	0	29
07/2012		2,041		2,067	UAG	71	0	71

07/2012		279	EUR	222	BPS	2	0	2
07/2012		109		86	BRC	0	0	0
07/2012		4,346		3,478	DUB	55	0	55
07/2012		48,979		39,304	JPM	761	0	761
07/2012		266		211	RBC	2	0	2
07/2012		46,924		37,554	UAG	601	0	601
07/2012		997	GBP	641	DUB	7	0	7
07/2012		315		201	FBF	0	0	0
07/2012		107		68	GSC	0	(1)	(1)
07/2012		251		160	HUS	0	(1)	(1)
07/2012		1,369		877	JPM	5	0	5
07/2012		3,184		2,057	RYL	37	0	37
07/2012		30,394		19,498	UAG	143	0	143
07/2012		301	IDR	2,715,870	HUS	0	(11)	(11)
07/2012		4		42,470	MSC	0	0	0
07/2012		282		2,673,400	UAG	3	0	3
07/2012		3	INR	199	HUS	0	0	0
07/2012		260		12,103	JPM	0	(43)	(43)
07/2012		381	KRW	444,513	BPS	7	0	7
07/2012		204		238,150	CBK	4	0	4
07/2012		204		238,150	JPM	4	0	4
07/2012		9		9,847	UAG	0	0	0
07/2012		465	MXN	6,398	UAG	14	0	14
07/2012		5	MYR	16	JPM	0	0	0
08/2012	BRL	123	$	63	BRC	2	0	2
08/2012	EUR	37,555		46,787	JPM	0	(750)	(750)
08/2012		37,554		46,936	UAG	0	(600)	(600)
08/2012	GBP	731		1,141	JPM	0	(3)	(3)
08/2012		16,418		25,618	UAG	0	(93)	(93)
08/2012	HKD	10,238		1,319	CBK	0	(1)	(1)
08/2012		8,220		1,059	UAG	0	(1)	(1)
08/2012	JPY	400,000		5,029	FBF	21	0	21
08/2012	MXN	8,631		620	HUS	0	(24)	(24)
08/2012		14,194		1,086	JPM	26	0	26
08/2012		3,246		226	MSC	0	(17)	(17)
08/2012		66,643		4,836	UAG	25	(164)	(139)
08/2012	SGD	6		5	UAG	0	0	0
08/2012	$	2,381	HKD	18,484	UAG	2	0	2
08/2012		217	MXN	3,046	BRC	10	0	10
08/2012		1,450		20,218	HUS	59	0	59
08/2012		99		1,387	JPM	5	0	5
08/2012		2,095		29,111	MSC	78	0	78
08/2012		4,452		61,879	UAG	167	0	167
09/2012	CAD	2,268	$	2,205	UAG	0	(18)	(18)
09/2012	EUR	150		190	BRC	0	0	0
09/2012	JPY	1,448,476		18,512	BPS	374	0	374
09/2012		5,174		65	DUB	1	0	1
09/2012		193,355		2,440	HUS	19	0	19
09/2012		268,919		3,388	JPM	20	0	20
09/2012		77,774		981	RYL	7	0	7
09/2012	$	1,100	CAD	1,129	FBF	7	0	7
09/2012		3,226	JPY	253,770	BRC	0	(49)	(49)
09/2012		1,655		130,084	DUB	0	(27)	(27)
09/2012		181		14,383	JPM	0	(1)	(1)
09/2012		949		75,526	MSC	0	(4)	(4)
09/2012		225		17,822	UAG	0	(1)	(1)
09/2012		71	KRW	82,148	BRC	1	0	1
10/2012	CNY	4,487	$	700	JPM	0	(5)	(5)
10/2012	INR	199		3	HUS	0	0	0
10/2012	PHP	34		1	CBK	0	0	0
11/2012	EUR	1,320		1,674	CBK	1	0	1
11/2012		1,730		2,206	DUB	13	0	13
11/2012		4,781		6,074	FBF	30	(16)	14
11/2012		1,981		2,497	UAG	0	(14)	(14)
11/2012	TWD	194		7	BRC	0	0	0
01/2013	$	4	IDR	42,470	MSC	0	0	0
02/2013	CNY	16,053	$	2,504	DUB	0	(10)	(10)
02/2013		28,754		4,513	JPM	9	0	9
02/2013	$	310	CNY	1,947	JPM	0	(5)	(5)
05/2013	EUR	1,467	$	1,854	BOA	0	(10)	(10)
05/2013		4,905		6,289	BRC	56	0	56
05/2013		1,625		2,070	FBF	5	0	5
05/2013		1,813		2,295	UAG	0	(9)	(9)
08/2013	$	798	CNY	5,000	DUB	0	(19)	(19)
08/2013		2,742		17,318	UAG	0	(45)	(45)
04/2014		200		1,217	BRC	0	(12)	(12)
04/2014		453		2,759	CBK	0	(27)	(27)
04/2014		174		1,060	GST	0	(10)	(10)
04/2014		134		815	HUS	0	(8)	(8)
04/2014		283		1,724	JPM	0	(17)	(17)
04/2014		289		1,764	RYL	0	(17)	(17)
04/2014		267		1,625	UAG	0	(16)	(16)
09/2015		40		246	BOA	0	(3)	(3)
09/2015		371		2,246	BRC	0	(29)	(29)
09/2015		1,575		9,516	CBK	0	(129)	(129)
09/2015		465		2,810	JPM	0	(38)	(38)
09/2015		40		246	MSC	0	(3)	(3)

						$2,851	$(5,602)	$(2,751)

(n)	Fair Value Measurements (1)

(i)	The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$6,171	$0	$6,171
Mortgage-Backed Securities	0	1,714	0	1,714
Sovereign Issues	0	2,576	0	2,576
Belgium
Sovereign Issues	0	4,544	0	4,544
Canada
Corporate Bonds & Notes	0	5,187	0	5,187
Sovereign Issues	0	6,474	0	6,474
Cayman Islands
Asset-Backed Securities	0	2,264	0	2,264
Corporate Bonds & Notes	0	1,509	0	1,509
Chile
Corporate Bonds & Notes	0	851	0	851
Denmark
Corporate Bonds & Notes	0	359	0	359
France
Corporate Bonds & Notes	0	16,731	0	16,731
Sovereign Issues	0	20,671	0	20,671
Germany
Corporate Bonds & Notes	0	25,807	0	25,807
Ireland
Asset-Backed Securities	0	347	0	347
Corporate Bonds & Notes	0	3,653	0	3,653
Italy
Corporate Bonds & Notes	0	1,008	0	1,008
Mortgage-Backed Securities	0	3,656	0	3,656
Sovereign Issues	0	21,399	0	21,399
Japan
Sovereign Issues	0	20,780	0	20,780
Jersey, Channel Islands
Asset-Backed Securities	0	0	209	209
Corporate Bonds & Notes	0	98	0	98
Luxembourg
Corporate Bonds & Notes	0	1,885	0	1,885
Mexico
Sovereign Issues	0	6,491	0	6,491
Netherlands
Asset-Backed Securities	0	292	0	292
Corporate Bonds & Notes	0	6,547	0	6,547
Sovereign Issues	0	10,966	0	10,966
New Zealand
Corporate Bonds & Notes	0	422	0	422
Sovereign Issues	0	11,327	0	11,327
Norway
Corporate Bonds & Notes	0	4,296	0	4,296
South Korea
Corporate Bonds & Notes	0	333	0	333
Spain
Sovereign Issues	0	7,119	0	7,119
Supranational
Corporate Bonds & Notes	0	10,570	0	10,570
Sweden
Corporate Bonds & Notes	0	528	0	528
United Kingdom
Corporate Bonds & Notes	0	13,323	0	13,323
Mortgage-Backed Securities	0	14,733	0	14,733
Sovereign Issues	0	22,655	0	22,655
United States
Asset-Backed Securities	0	1,978	0	1,978
Bank Loan Obligations	0	661	0	661
Corporate Bonds & Notes	0	21,828	0	21,828
Mortgage-Backed Securities	0	20,090	264	20,354
Municipal Bonds & Notes	0	9,953	0	9,953
Preferred Securities	40	0	1,283	1,323
U.S. Government Agencies	0	76,743	6,067	82,810
U.S. Treasury Obligations	0	16,808	0	16,808
Short-Term Instruments
Certificates of Deposit	0	1,100	0	1,100
Repurchase Agreements	0	2,441	0	2,441
Japan Treasury Bills	0	16,762	0	16,762
Mexico Treasury Bills	0	13,609	0	13,609
U.S. Treasury Bills	0	2,069	0	2,069
PIMCO Short-Term Floating NAV Portfolio	12,778	0	0	12,778
Purchased Options
Interest Rate Contracts	0	0	0	0
	$12,818	$441,328	$7,823	$461,969

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	436	0	436
Foreign Exchange Contracts	0	3,160	0	3,160
Interest Rate Contracts	161	1,145	0	1,306
	$161	$4,741	$0	$4,902

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(165)	0	(165)
Foreign Exchange Contracts	0	(5,794)	0	(5,794)
Interest Rate Contracts	(418)	(1,310)	(2)	(1,730)

	$(418)	$(7,269)	$(2)	$(7,689)

Totals	$12,561	$438,800	$7,821	$459,182

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Cayman Islands
Asset-Backed Securities	$815	$0	$(213)	$0	$2	$1	$0	$(605)	$0	$0
Japan
Mortgage-Backed Securities	14	0	(15)	0	5	(4)	0	0	0	0
Jersey, Channel Islands
Asset-Backed Securities	268	0	(47)	0	(1)	(11)	0	0	209	(11)
Netherlands
Asset-Backed Securities	304	0	0	0	0	(12)	0	(292)	0	0
United States
Mortgage-Backed Securities	260	0	(1)	0	1	4	0	0	264	4
Preferred Securities	1,288	0	0	0	0	(5)	0	0	1,283	(5)
U.S. Government Agencies	6,322	0	(256)	0	0	1	0	0	6,067	2

	$9,271	$0	$(532)	$0	$7	$(26)	$0	$(897)	$7,823	$(10)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(3)	$0	$0	$0	$0	$1	$0	$0	$(2)	$0

Totals	$9,268	$0	$(532)	$0	$7	$(25)	$0	$(897)	$7,821	$(10)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Jersey, Channel Islands
Asset-Backed Securities	$209	Benchmark Pricing	Base Price	100.40
United States
Mortgage-Backed Securities	264	Third Party Vendor	Broker Quote	76.00 - 98.00
Preferred Securities	1,283	Benchmark Pricing	Base Price	7,467.85
U.S. Government Agencies	6,067	Third Party Vendor	Broker Quote	100.03 - 100.42
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.17 - 0.26

Total	$7,821

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Global Multi-Asset Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	1,100	$1,403
Petroleum Export Ltd.
3.468% due 12/20/2012		$1,084	1,008

Total Bank Loan Obligations (Cost $2,536)			2,411

CORPORATE BONDS & NOTES 3.1%
BANKING & FINANCE 1.8%
American International Group, Inc.
8.175% due 05/15/2068		2,200	2,398
Banco Santander Brasil S.A.
2.568% due 03/18/2014		7,200	6,933
Bank of America Corp.
0.968% due 09/11/2012		2,650	2,650
7.375% due 05/15/2014		4,800	5,165
Bank of Nova Scotia
1.650% due 10/29/2015		9,600	9,825
Citigroup, Inc.
1.317% due 02/15/2013		5,800	5,801
2.467% due 08/13/2013		18,800	18,937
ING Bank NV
3.900% due 03/19/2014		4,000	4,200
International Lease Finance Corp.
5.000% due 09/15/2012		5,000	5,050
6.375% due 03/25/2013		2,000	2,050
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		182	202
Nationwide Building Society
5.500% due 07/18/2012		8,700	8,706
Nordea Bank AB
1.367% due 01/14/2014		12,500	12,507
Springleaf Finance Corp.
5.900% due 09/15/2012		1,300	1,301
Svenska Handelsbanken AB
1.468% due 09/14/2012		4,500	4,505
Wachovia Corp.
0.656% due 08/01/2013		1,460	1,462
WM Covered Bond Program
4.375% due 09/16/2014	EUR	5,300	7,049

			98,741

INDUSTRIALS 1.2%
Arrow Electronics, Inc.
6.000% due 04/01/2020		$1,700	1,868
Black & Decker Corp.
8.950% due 04/15/2014		500	565
Cytec Industries, Inc.
8.950% due 07/01/2017		500	622
Jones Group, Inc.
5.125% due 11/15/2014		8,200	8,405
Macy’s Retail Holdings, Inc.
5.750% due 07/15/2014		700	760
7.875% due 07/15/2015		2,000	2,342
MeadWestvaco Corp.
7.375% due 09/01/2019		1,000	1,193
New York Times Co.
5.000% due 03/15/2015		6,000	6,225
Office Depot, Inc.
6.250% due 08/15/2013		4,251	4,341
Pearson Dollar Finance PLC
6.250% due 05/06/2018		750	882
President and Fellows of Harvard College
4.875% due 10/15/2040		5,700	7,177
PulteGroup, Inc.
5.250% due 01/15/2014		6,000	6,195
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		500	551
Rohm and Haas Co.
6.000% due 09/15/2017		1,000	1,166
Sinochem Overseas Capital Co. Ltd.
4.500% due 11/12/2020		1,500	1,518
Toll Brothers Finance Corp.
6.750% due 11/01/2019		1,200	1,332

UST LLC
5.750% due 03/01/2018		1,000	1,142
Wal-Mart Stores, Inc.
1.625% due 04/15/2014		5,700	5,812
WEA Finance LLC
7.125% due 04/15/2018		8,000	9,492

			61,588

UTILITIES 0.1%
CenturyLink, Inc.
6.000% due 04/01/2017		1,000	1,064
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	4,100	5,182

			6,246

Total Corporate Bonds & Notes (Cost $159,580)			166,575

U.S. GOVERNMENT AGENCIES 3.2%
Fannie Mae
0.795% due 09/25/2041		$13,244	13,295
2.375% due 07/28/2015 (h)		6,000	6,336
4.000% due 10/01/2040		31	33
4.500% due 08/01/2042		34,600	37,103
5.000% due 07/01/2042 - 08/01/2042		40,000	43,300
5.500% due 10/01/2034 - 07/01/2042		61,700	67,316
Freddie Mac
0.792% due 07/15/2041		4,857	4,877

Total U.S. Government Agencies (Cost $171,820)			172,260

U.S. TREASURY OBLIGATIONS 1.5%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (g)(h)		17,180	18,215
2.375% due 01/15/2025 (h)		122	161
3.625% due 04/15/2028 (h)		142	220
U.S. Treasury Notes
0.500% due 11/30/2012 (h)		3,200	3,205
3.625% due 02/15/2021 (e)(f)(h)(i)		50,000	59,074

Total U.S. Treasury Obligations (Cost $79,867)			80,875

MORTGAGE-BACKED SECURITIES 0.2%
Adjustable Rate Mortgage Trust
2.887% due 05/25/2035		20	20
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		434	424
2.250% due 08/25/2035		147	137
2.658% due 08/25/2033		440	440
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		600	695
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		1,182	976
Countrywide Alternative Loan Trust
1.147% due 02/25/2036		418	272
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035		269	169
2.744% due 09/20/2036		314	157
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,500	1,728
Merrill Lynch Floating Trust
0.779% due 07/09/2021		2,736	2,682
Residential Accredit Loans, Inc.
6.000% due 06/25/2036		780	515
Structured Adjustable Rate Mortgage Loan Trust
2.750% due 01/25/2035		73	60
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		145	125
WaMu Mortgage Pass-Through Certificates
0.858% due 02/25/2047		443	268
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		1,389	1,234
5.828% due 09/25/2036		3,804	3,413

Total Mortgage-Backed Securities (Cost $12,491)			13,315

ASSET-BACKED SECURITIES 0.1%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		159	159
7.001% due 09/20/2022		1,300	1,273
Citigroup Mortgage Loan Trust, Inc.
0.355% due 08/25/2036		46	44
Mid-State Trust
8.330% due 04/01/2030		431	434

SLC Student Loan Trust
4.750% due 06/15/2033		1,648	1,583
SLM Student Loan Trust
0.668% due 12/17/2018		89	89

Total Asset-Backed Securities (Cost $3,620)			3,582

SOVEREIGN ISSUES 7.1%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,748	1,384
10.000% due 01/01/2014		8,305	4,249
10.000% due 01/01/2017		107,183	54,797
Netherlands Government Bond
0.750% due 04/15/2015	EUR	76,050	96,911
United Kingdom Gilt
2.000% due 01/22/2016	GBP	27,200	44,750
3.750% due 09/07/2020		2,900	5,332
3.750% due 09/07/2021		66,800	123,210
4.000% due 03/07/2022		28,700	53,997

Total Sovereign Issues (Cost $384,796)			384,630

	SHARES
MUTUAL FUNDS (c)(d) 54.5%
PIMCO Emerging Local Bond Fund		19,888,633	209,030
PIMCO Emerging Markets Bond Fund		6,883,290	80,741
PIMCO Emerging Markets Corporate Bond Fund		19,854,440	226,936
PIMCO Emerging Markets Currency Fund		10,856,920	110,632
PIMCO EqS TM Dividend Fund		16,187,195	169,480
PIMCO EqS TM Emerging Markets Fund		31,321,765	249,635
PIMCO EqS Pathfinder Fund®		52,675,108	532,545
PIMCO Global Advantage® Strategy Bond Fund		13,675,522	155,901
PIMCO Global Bond Fund (Unhedged)		8,591,515	87,118
PIMCO Long-Term U.S. Government Fund		13,504,261	162,456
PIMCO Real Return Fund		4,816,781	59,150
PIMCO RealEstateRealReturn Strategy Fund		2,469,284	13,433
PIMCO StocksPLUS® Fund		59,661,950	502,950
PIMCO Total Return Fund		21,555,168	243,574
PIMCO Unconstrained Bond Fund		13,306,453	151,294

Total Mutual Funds (Cost $2,914,990)			2,954,875

COMMON STOCKS 0.5%
HEALTH CARE 0.5%
Teva Pharmaceutical Industries Ltd. SP - ADR		623,600	24,595

Total Common Stocks (Cost $26,135)			24,595

EXCHANGE-TRADED FUNDS 28.1%
iShares MSCI EAFE Index Fund		3,044,616	152,109
PIMCO Investment Grade Corporate Bond Index Fund (c)		310,834	32,837
SPDR Gold Trust		3,621,335	561,995
Vanguard MSCI Emerging Markets ETF		19,539,804	780,615

Total Exchange-Traded Funds (Cost $1,625,129)			1,527,556

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN		672,071	3,293

Total Exchange-Traded Notes (Cost $5,202)			3,293

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.5%
CERTIFICATES OF DEPOSIT 0.6%
Banco Bradesco S.A.
1.955% due 01/24/2013		$6,000	6,035
Banco do Brasil S.A.
0.000% due 03/26/2013		5,700	5,662
2.010% due 08/15/2012		10,600	10,590
Itau Unibanco Holding S.A.
0.000% due 03/26/2013		5,700	5,602
2.010% due 11/06/2012		6,000	6,000

			33,889

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.170% due 07/02/2012	10,800	10,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $11,024. Repurchase proceeds are $10,800.)
Barclays Capital, Inc.
0.160% due 07/02/2012	4,300	4,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $4,390. Repurchase proceeds are $4,300.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	100	100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $103. Repurchase proceeds are $100.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	7,800	7,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $7,974. Repurchase proceeds are $7,800.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	6,655	6,655
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $6,793. Repurchase proceeds are $6,655.)

		29,655

SHORT-TERM NOTES 0.5%
Fannie Mae
0.157% due 12/05/2012	2,400	2,398
Federal Home Loan Bank
0.160% due 12/05/2012	11,800	11,794
Freddie Mac
0.162% due 12/17/2012	13,000	12,992

		27,184

U.S. TREASURY BILLS 0.8%
0.162% due 08/09/2012 - 06/27/2013 (a)(f)(h)	44,831	44,781

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 2.1%
PIMCO Short-Term Floating NAV Portfolio	11,167,138	111,895

Total Short-Term Instruments (Cost $247,288)		247,404

PURCHASED OPTIONS (k) 0.8%		43,755
(Cost $91,104)

Total Investments 103.7% (Cost $5,724,558)		$5,625,126
Written Options (l) (0.2%) (Premiums $24,976)		(12,846)
Other Assets and Liabilities (Net) (3.5%)		(186,345)

Net Assets 100.0%		$5,425,935

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Institutional Class Shares of each Fund.

(e)	Securities with an aggregate market value of $8,152 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(f)	Securities with an aggregate market value of $3,640 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $15,478 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
TDM	0.230%	06/20/2012	08/17/2012	$15,565	$(15,566)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $11,949 at a weighted average interest rate of 0.175%.

(h)	Securities with an aggregate market value of $35,671 and cash of $1 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar September Futures	Long	09/2014	592	$247
Arabica Coffee September Futures	Short	09/2012	50	(364)
Brent Crude August Futures	Long	07/2012	1,908	(2,961)
Cocoa September Futures	Short	09/2012	32	(27)
Copper September Futures	Short	09/2012	74	(335)
Corn September Futures	Long	09/2012	47	37
E-mini S&P 500 Index September Futures	Long	09/2012	1,984	5,602
Gold 100 oz. August Futures	Short	08/2012	7	(21)
Heating Oil August Futures	Short	07/2012	40	(323)
Lean Hogs July Futures	Long	07/2012	86	118
Live Cattle August Futures	Short	08/2012	88	(135)
Silver September Futures	Short	09/2012	27	(120)
Soybean August Futures	Long	08/2012	13	62
U.S. Treasury 5-Year Note September Futures	Long	09/2012	347	64
U.S. Treasury 10-Year Note September Futures	Long	09/2012	2,145	1,238
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	69	19
United Kingdom Government 10-Year Gilt September Futures	Long	09/2012	907	237
Volatility S&P 500 Index July Futures	Long	07/2012	653	(3,141)
WTI Crude August Futures	Long	07/2012	991	1,870

				$2,067

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $9,097 and cash of $17 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	6-Month AUD Bank Bill	3.750%	03/15/2018	AUD	8,800	$22	$13
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023		33,500	(146)	(51)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		53,400	869	474
Pay	6-Month GBP-LIBOR	2.500%	09/19/2022	GBP	56,900	2,914	3,042
Receive	6-Month GBP-LIBOR	3.500%	09/19/2042		27,600	(4,727)	(3,781)

						$(1,068)	$(303)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Arrow Electronics, Inc.	GST	(1.000%	)	12/20/2019	2.014%	$1,700	$114	$0	$114
Black & Decker Corp.	CBK	(2.200%	)	06/20/2014	0.168%	500	(21)	0	(21)
CenturyLink, Inc.	JPM	(2.000%	)	06/20/2017	2.735%	1,000	33	0	33
Cytec Industries, Inc.	CBK	(1.000%	)	09/20/2017	1.337%	300	5	28	(23)
Cytec Industries, Inc.	DUB	(1.000%	)	09/20/2017	1.337%	200	3	17	(14)
Embarq Corp.	BRC	(1.650%	)	06/20/2016	1.307%	2,000	(28)	0	(28)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%	1,000	10	(16)	26
Embarq Corp.	JPM	(2.350%	)	06/20/2016	1.307%	1,000	(41)	0	(41)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.046%	8,200	396	262	134
Macy’s Retail Holdings, Inc.	BPS	(5.000%	)	09/20/2014	0.655%	700	(69)	(73)	4
Macy’s Retail Holdings, Inc.	BRC	(6.780%	)	09/20/2015	0.955%	2,000	(374)	0	(374)
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.451%	1,000	(18)	(23)	5
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%	2,000	30	115	(85)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.578%	4,000	(372)	(358)	(14)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%	8,200	(310)	78	(388)
Office Depot, Inc.	GST	(5.000%	)	09/20/2013	2.032%	5,800	(218)	38	(256)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.627%	750	(6)	0	(6)
PulteGroup, Inc.	DUB	(1.000%	)	03/20/2014	1.893%	6,000	89	187	(98)
Rio Tinto Alcan, Inc.	BRC	(1.740%	)	06/20/2015	0.328%	500	(21)	0	(21)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.562%	1,000	(54)	0	(54)
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.892%	1,200	71	43	28
UST LLC	BRC	(0.700%	)	03/20/2018	0.391%	1,000	(17)	0	(17)
Westvaco Corp.	JPM	(1.000%	)	09/20/2019	1.634%	1,000	41	16	25

							$(757)	$314	$(1,071)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	09/20/2015	0.328%		$7,000	$154	$162	$(8)
Australia Government Bond	BRC	1.000%	03/20/2016	0.430%		4,000	86	86	0
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%		600	0	(26)	26
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.876%		1,000	123	35	88
BP Capital Markets America, Inc.	FBF	5.000%	06/20/2015	0.876%		1,000	122	15	107
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		2,000	245	34	211
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		200	0	0	0
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		400	1	1	0
Brazil Government International Bond	CBK	1.000%	03/20/2013	0.534%		15,600	58	26	32
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		800	2	1	1
Brazil Government International Bond	UAG	1.000%	12/20/2012	0.534%		11,500	29	22	7
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		400	2	(1)	3
China Government International Bond	CBK	1.000%	12/20/2012	0.293%		2,500	9	10	(1)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		1,000	(1)	(48)	47
China Government International Bond	DUB	1.000%	03/20/2013	0.293%		12,200	67	53	14
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		12,200	(10)	(586)	576
China Government International Bond	GST	1.000%	12/20/2012	0.293%		5,200	20	24	(4)
China Government International Bond	HUS	1.000%	12/20/2012	0.293%		5,200	20	19	1
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		8,000	(7)	(387)	380
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		4,500	(4)	(215)	211
China Government International Bond	UAG	1.000%	03/20/2013	0.293%		1,000	5	4	1
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%		5,800	(164)	(175)	11
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.815%		2,700	13	(106)	119
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.815%		4,400	22	(76)	98
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.516%		200	0	(3)	3
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%		500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		1,300	1	(26)	27
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		200	0	(4)	4
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		1,300	1	(26)	27
Gazprom OAO Via RBS AG	GST	1.000%	12/20/2012	0.928%		4,800	3	(49)	52
Gazprom OAO Via RBS AG	MYC	1.000%	12/20/2012	0.928%		4,800	4	(51)	55
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%		15,700	13	(164)	177
Japan Government International Bond	BPS	1.000%	09/20/2015	0.501%		1,900	31	11	20
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%		4,000	57	54	3
Japan Government International Bond	DUB	1.000%	03/20/2015	0.425%		5,300	85	41	44
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%		200	3	(2)	5
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		500	7	(6)	13
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		1,000	15	(12)	27
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%		6,700	94	94	0
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		200	0	(6)	6
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.454%		100	0	(5)	5
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		1,000	3	2	1
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		400	1	1	0
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		1,900	7	5	2
Republic of Germany	CBK	0.250%	06/20/2016	0.739%		2,800	(54)	(46)	(8)
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		1,600	6	(9)	15
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		700	3	(4)	7
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%		400	0	(6)	6
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		500	1	(7)	8
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		100	1	(1)	2
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		400	1	(4)	5
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		700	2	(8)	10
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%		1,000	2	(11)	13
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		400	1	(4)	5
South Africa Government International Bond	BRC	1.000%	12/20/2012	0.476%		4,600	13	(2)	15
South Africa Government International Bond	CBK	1.000%	12/20/2012	0.476%		1,100	3	1	2
South Africa Government International Bond	GST	1.000%	12/20/2012	0.476%		4,500	12	1	11
South Africa Government International Bond	HUS	1.000%	12/20/2012	0.476%		4,600	13	0	13
South Africa Government International Bond	JPM	1.000%	12/20/2012	0.476%		8,000	23	4	19
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	10,000	(1)	(13)	12
U.S. Treasury Notes	BPS	0.250%	06/20/2016	0.365%	EUR	5,200	(29)	(53)	24
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%		4,000	1	(33)	34
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		12,700	3	(123)	126

							$1,119	$(1,602)	$2,721

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$116,970	$519	$828	$(309)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		15,400	69	(15)	84
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		21,650	97	(465)	562
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		10,845	826	678	148
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		7,120	543	354	189
CMBX.NA.AAA.3 Index	GST	(0.080%	)	12/13/2049		2,200	167	109	58
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		1,285	98	80	18
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		10,800	937	540	397
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		10,800	936	499	437
iTraxx Europe 9 10-Year Index 22-100%	CBK	(0.250%	)	06/20/2018	EUR	7,600	255	85	170
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018		75,900	2,551	772	1,779
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		47,300	2,726	2,883	(157)

							$9,724	$6,348	$3,376

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	9,100	$123	$23	$100
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		17,300	275	92	183
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		65,400	2,114	51	2,063
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		40,400	1,300	26	1,274
Pay	1-Year BRL-CDI	12.310%	01/02/2014	BOA		56,300	2,113	331	1,782
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		13,600	235	1	234
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	1,200	(8)	7	(15)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		1,400	21	6	15
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		3,300	48	11	37

							$6,221	$548	$5,673

(k)	Purchased options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Cost	Market Value
Put - OTC London Gold Market Fixing Ltd. PM	GST	$1,565.000	08/06/2012	10,490	$892	$205
Call - OTC WTI Crude December Futures	GST	130.000	11/15/2013	1,000	7,000	1,520
Call - OTC WTI Crude December Futures	MYC	130.000	11/15/2013	425	2,975	646
Call - OTC WTI Crude December Futures	MYC	150.000	11/17/2015	23	145	48

					$11,012	$2,419

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$180,780	$2,043	$282
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	449,000	23,977	15,110
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	487,100	18,160	9,416
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	58,800	2,963	1,646

							$47,143	$26,454

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus AUD	JPM	AUD	1.247	07/19/2012	EUR	16,500	$197	$234
Put - OTC EUR versus USD	DUB		$1.250	07/12/2012		96,350	1,599	406
Put - OTC EUR versus USD	UAG		1.263	07/19/2012		17,000	249	179
Put - OTC EUR versus USD	DUB		1.000	05/22/2015		166,400	8,240	4,819

							$10,285	$5,638

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 12.000	12/22/2012	17,167	$772	$618
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	8,833	937	557

				$1,709	$1,175

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	1,454	$2,709	$305
Put - CBOE S&P 500 Index	950.000	12/22/2012	4,718	12,422	3,373
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	435	1,601	861
Put - CBOE S&P 500 Index	1,025.000	03/16/2013	1,399	3,600	2,994
Put - CBOE S&P 500 Index	1,300.000	03/16/2013	69	623	536

				$20,955	$8,069

(l)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Counterparty	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - OTC Brent Crude December Futures	GST	$140.000	11/11/2013	1,000	$7,370	$(2,000)
Call - OTC Brent Crude December Futures	MYC	140.000	11/11/2013	425	3,124	(850)
Call - OTC Brent Crude December Futures	MYC	160.000	11/10/2015	23	145	(57)
Put - OTC London Platinum Markets Fixing Ltd. PM	GST	1,565.000	08/06/2012	10,490	891	(1,271)

					$11,530	$(4,178)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$18,800	$60	$(56)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	18,800	60	(18)
Call - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	21,600	21	(1)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	21,600	21	(25)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	67,900	240	(200)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	67,900	240	(65)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	134,600	185	(5)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	134,600	185	(153)
Call - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	12,100	34	(16)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	12,100	35	(6)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	8,000	25	(10)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	8,000	25	(4)
Call - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.200%	07/11/2013	6,100	44	(68)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	6,100	44	(8)
Call - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.000%	08/13/2012	17,800	108	(186)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	17,800	108	(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	26,500	260	(433)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	26,500	477	(165)
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	107,600	1,022	(1,760)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	107,600	1,980	(670)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	247,000	2,964	(1,397)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.700%	08/13/2012	8,700	130	(302)
Call - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	95,200	895	(1,557)
Put - OTC 5-Year Interest Rate Swap	HUS	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	95,200	1,742	(593)

							$10,905	$(7,699)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.500%	09/19/2012	$56,200	$295	$(103)
Put - OTC CDX.IG-18 5-Year Index	BOA	Sell	1.800%	09/19/2012	56,200	168	(41)
Put - OTC CDX.IG-18 5-Year Index	BPS	Sell	1.700%	12/19/2012	54,400	332	(197)

						$795	$(341)

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$ 11.000	01/19/2013	8,833	$433	$(247)

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE S&P 500 Index	1,100.000	03/16/2013	69	$276	$(226)

Options on Securities

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Novartis AG SP - ADR	$50.000	07/21/2012	5,213	$290	$(26)
Put - CBOE Vodafone Group PLC SP - ADR	24.000	07/21/2012	10,493	409	(52)

				$699	$(78)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Cap - OTC CPURNSA Index	BPS	215.949	Maximum of ((Index Final/Index Initial - 1) - 5.000%) or 0	03/04/2015	$4,000	$68	$(14)
Floor - OTC CPURNSA Index	BPS	215.949	Maximum of (-1.000% - (Index Final/Index Initial - 1)) or 0	03/04/2015	4,000	56	(13)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	12,000	106	(19)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	14,400	108	(31)

						$338	$(77)

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2042	$1,000	$1,048	$(1,052)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,426		$1,412	MSC	$0	$(46)	$(46)
07/2012	EUR	46,372		60,643	BRC	1,953	0	1,953
07/2012		644		817	CBK	2	0	2
07/2012		64,474		83,776	DUB	2,283	(107)	2,176
07/2012		44,996		58,950	FBF	2,002	0	2,002
07/2012		76,454		101,017	HUS	4,255	0	4,255
07/2012		5,386		6,963	JPM	146	0	146
07/2012		2,655		3,346	RYL	0	(14)	(14)
07/2012	IDR	141,457,963		14,911	BPS	0	(150)	(150)
07/2012		82,041,307		8,648	BRC	0	(87)	(87)
07/2012		256,235,730		27,009	MSC	0	(272)	(272)
07/2012		479,735,000		50,927	UAG	0	(149)	(149)
07/2012	INR	1,364,729		26,717	JPM	2,259	0	2,259
07/2012	JPY	1,258,494		15,800	FBF	56	0	56
07/2012	KRW	88,552,318		78,546	UAG	1,263	0	1,263
07/2012	MYR	71,943		23,327	JPM	622	0	622
07/2012	TRY	25,415		13,809	UAG	0	(166)	(166)
07/2012		$3,026	AUD	3,013	BPS	53	0	53
07/2012		313		313	BRC	7	0	7
07/2012		1,971		1,993	DUB	66	0	66
07/2012		260		259	FBF	4	0	4
07/2012		2,876		2,875	JPM	63	0	63
07/2012		426		427	RBC	11	0	11
07/2012		9,703		9,826	UAG	339	0	339
07/2012		20,208		20,765	WST	1,012	0	1,012
07/2012		17,138	EUR	13,664	BPS	200	(45)	155
07/2012		114,037		91,502	BRC	1,864	(94)	1,770
07/2012		171,948		131,077	DUB	46	(6,099)	(6,053)
07/2012		46,703		36,973	FBF	91	0	91
07/2012		4,566		3,522	HUS	22	(131)	(109)
07/2012		3,883		2,934	JPM	0	(169)	(169)
07/2012		897		686	UAG	0	(29)	(29)
07/2012		14,859	IDR	141,457,963	BPS	202	0	202
07/2012		8,618		82,041,307	BRC	117	0	117
07/2012		27,095		256,235,730	MSC	186	0	186
07/2012		50,568		479,735,000	UAG	509	0	509
07/2012		798	INR	45,533	HUS	18	0	18
07/2012		15,767	JPY	1,258,468	UAG	0	(23)	(23)
07/2012		71,106	KRW	82,155,770	BRC	594	0	594
07/2012		22,503	MYR	71,943	CBK	202	0	202
07/2012		5,211	NOK	31,287	BPS	44	0	44
07/2012		5,200		31,286	HUS	55	0	55
07/2012		5,190		31,287	UAG	65	0	65
07/2012	ZAR	237,093		$28,185	DUB	0	(717)	(717)
08/2012	BRL	348,035		178,096	HUS	5,926	0	5,926
08/2012	HKD	695,560		89,616	UAG	0	(54)	(54)
08/2012	HUF	565,800		2,565	JPM	74	0	74
08/2012		565,800		2,576	UAG	85	0	85
08/2012	MXN	23,153		1,700	CBK	0	(28)	(28)
08/2012		45,063		3,268	HUS	0	(96)	(96)
08/2012		478,963		34,483	UAG	0	(1,273)	(1,273)
08/2012	PLN	80,517		25,122	UAG	1,078	0	1,078
08/2012		$69,366	CHF	65,193	HUS	0	(595)	(595)
08/2012		1,700	MXN	22,235	CBK	0	(40)	(40)
08/2012		11,118	SEK	79,601	DUB	367	0	367
09/2012	GBP	29,189		$45,671	FBF	0	(35)	(35)
09/2012		1,066		1,659	RBC	0	(10)	(10)
09/2012		80,550		124,623	RYL	0	(1,507)	(1,507)
09/2012		230		356	UAG	0	(4)	(4)
09/2012	JPY	1,258,468		15,781	UAG	22	0	22
09/2012	KRW	82,155,770		70,754	BRC	0	(600)	(600)
09/2012	RUB	677,700		20,370	DUB	0	(235)	(235)
09/2012		677,700		20,407	GSC	0	(198)	(198)
09/2012		$62,856	CAD	64,610	BRC	494	0	494
09/2012		68,181	GBP	44,096	BPS	867	0	867
09/2012		551		354	DUB	4	0	4
09/2012		869		559	JPM	6	0	6
09/2012		1,249		798	RBC	0	0	0
09/2012		197,355	JPY	15,442,057	BPS	0	(3,990)	(3,990)
09/2012		473		37,525	HUS	0	(3)	(3)
10/2012	INR	45,533		$784	HUS	0	(23)	(23)
10/2012	MYR	71,943		22,396	CBK	0	(298)	(298)
10/2012		$26,123	CNY	166,026	UAG	0	(32)	(32)
11/2012	TWD	1,169,074		$39,670	BRC	248	0	248
11/2012		997,305		33,770	JPM	141	0	141
01/2013	IDR	141,457,963		14,260	BPS	0	(384)	(384)
01/2013		82,041,307		8,287	BRC	0	(206)	(206)
01/2013		256,235,730		26,155	MSC	0	(371)	(371)
02/2013	CNY	154,710		24,538	BRC	305	0	305
02/2013		367,769		57,721	JPM	116	0	116
08/2013		$4,789	CNY	30,000	DUB	0	(116)	(116)
08/2013		3,339		21,000	RYL	0	(67)	(67)
08/2013		3,664		23,000	UAG	0	(82)	(82)
09/2015		7,010		42,600	DUB	0	(536)	(536)

						$30,344	$(19,081)	$11,263

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,411	$0	$2,411
Corporate Bonds & Notes
Banking & Finance	0	98,741	0	98,741
Industrials	0	61,588	0	61,588
Utilities	0	6,246	0	6,246
U.S. Government Agencies	0	172,260	0	172,260
U.S. Treasury Obligations	0	80,875	0	80,875
Mortgage-Backed Securities	0	13,315	0	13,315
Asset-Backed Securities	0	2,150	1,432	3,582
Sovereign Issues	0	384,630	0	384,630
Mutual Funds	2,954,875	0	0	2,954,875
Common Stocks Health Care	24,595	0	0	24,595
Exchange-Traded Funds	1,527,556	0	0	1,527,556
Exchange-Traded Notes	3,293	0	0	3,293
Short-Term Instruments
Certificates of Deposit	0	33,889	0	33,889
Repurchase Agreements	0	29,655	0	29,655
Short-Term Notes	0	27,184	0	27,184
U.S. Treasury Bills	0	44,781	0	44,781
PIMCO Short-Term Floating NAV Portfolio	111,895	0	0	111,895
Purchased Options
Commodity Contracts	0	2,419	0	2,419
Equity Contracts	9,244	0	0	9,244
Foreign Exchange Contracts	0	5,638	0	5,638
Interest Rate Contracts	0	26,454	0	26,454
	$4,631,458	$992,236	$1,432	$5,625,126

Short Sales, at value	$0	$(1,052)	$0	$(1,052)

Financial Derivative Instruments (2) - Assets
Commodity Contracts	2,087	0	0	2,087
Credit Contracts	0	6,953	0	6,953
Equity Contracts	5,602	0	0	5,602
Foreign Exchange Contracts	0	30,344	0	30,344
Interest Rate Contracts	1,805	9,217	0	11,022
	$9,494	$46,514	$0	$56,008

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(4,286)	(4,178)	0	(8,464)
Credit Contracts	0	(2,268)	0	(2,268)
Equity Contracts	(3,692)	0	0	(3,692)
Foreign Exchange Contracts	0	(19,081)	0	(19,081)
Interest Rate Contracts	0	(11,546)	(77)	(11,623)

	$(7,978)	$(37,073)	$(77)	$(45,128)

Totals	$4,632,974	$1,000,625	$1,355	$5,634,954

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Asset-Backed Securities	$1,348	$0	$0	$0	$0	$84	$0	$0	$1,432	$83

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(91)	$0	$0	$0	$0	$14	$0	$0	$(77)	$13

Totals	$1,257	$0	$0	$0	$0	$98	$0	$0	$1,355	$96

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Asset-Backed Securities	$159	Third Party Vendor	Broker Quote	100.00
	1,273	Benchmark Pricing	Base Price	98.00
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(77)	Indicative Market Quotations	Broker Quote	0.16 - 0.36

Total	$1,355

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO GNMA FUND

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 161.9%
Fannie Mae
2.500% due 03/01/2027 - 07/01/2027	$4,000	$4,125
3.000% due 07/01/2027 - 06/01/2042	19,000	19,638
3.500% due 07/01/2027 - 07/01/2042	63,911	67,436
4.000% due 08/01/2020 - 07/01/2042	95,301	101,693
4.069% due 03/01/2018	6	6
4.500% due 07/01/2027 - 07/01/2042	33,151	35,595
5.000% due 12/01/2021 - 07/01/2042	15,318	16,679
5.223% due 03/25/2039	7,580	7,987
5.500% due 02/01/2027 - 07/01/2042	13,122	14,342
6.000% due 09/01/2021 - 11/01/2038	25,413	28,076
Freddie Mac
1.950% due 06/01/2030	1	1
2.575% due 05/01/2031	9	10
2.715% due 05/01/2019	3	3
4.000% due 08/01/2042	1,000	1,060
5.000% due 10/01/2029	294	319
5.500% due 06/01/2035 - 03/01/2041	995	1,086
7.500% due 08/15/2029 (a)	14	3
Ginnie Mae
0.121% due 01/16/2044 (a)	93,063	299
0.309% due 10/16/2042 (a)	24,798	78
0.443% due 01/16/2031 - 02/16/2032	1,248	1,251
0.493% due 08/16/2032	572	574
0.543% due 12/16/2026 - 08/16/2031	362	365
0.693% due 11/16/2029	1,788	1,799
0.743% due 07/16/2028	66	66
0.750% due 05/16/2027	40	40
0.789% due 09/20/2061	18,775	18,864
0.793% due 04/16/2032	137	139
0.919% due 02/20/2060	23,329	23,501
0.939% due 10/20/2061	21,058	21,292
1.059% due 01/20/2060	69,306	70,332
1.129% due 10/16/2044 (a)	73,787	5,060
1.141% due 01/16/2052 (a)	68,717	3,827
1.267% due 05/20/2061	7,734	7,791
1.299% due 08/20/2058	45,730	46,256
1.328% due 11/16/2051 (a)	46,229	2,531
1.339% due 01/16/2030 - 02/16/2030	6,582	6,722
1.375% due 05/20/2061	3,782	3,818
1.443% due 11/16/2044 (a)	36,974	3,021
1.469% due 11/16/2043 (a)	34,760	2,918
1.537% due 08/16/2052 (a)	49,784	4,089
1.625% due 02/20/2030 - 02/20/2035	1,501	1,557
1.943% due 08/16/2040 (a)	46,970	3,879
1.976% due 04/20/2061	7,907	8,235
2.500% due 07/01/2027	121,000	125,613
3.000% due 04/20/2026 - 06/20/2038	160,502	170,106
3.255% due 05/20/2058	81,257	81,639
3.500% due 11/15/2025 - 07/01/2042	359,748	384,906
4.000% due 05/20/2016 - 08/01/2042	165,024	179,681
4.050% due 04/15/2040 - 12/15/2040	5,766	6,321
4.500% due 02/20/2018 - 07/01/2042	673,398	741,233
4.875% due 08/15/2039 - 10/15/2040	3,332	3,655
5.000% due 11/15/2032 - 07/01/2042	825,411	910,622
5.500% due 04/15/2025 - 07/01/2042	192,903	212,904
6.000% due 06/15/2028 - 07/01/2042	93,739	105,268
6.500% due 11/15/2023 - 08/01/2042	35,686	40,971
7.500% due 12/15/2023 - 06/15/2032	2,040	2,385
Small Business Administration
5.600% due 09/01/2028	3,743	4,324

Total U.S. Government Agencies (Cost $3,477,623)		3,505,991

MORTGAGE-BACKED SECURITIES 3.9%
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	5,354	5,230
Bear Stearns Commercial Mortgage Securities
0.534% due 09/11/2042 (a)	19,200	92
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036	4,744	2,824
Citigroup/Deutsche Bank Commercial Mortgage Trust
0.685% due 10/15/2048 (a)	118,659	790
5.886% due 11/15/2044	843	984
Credit Suisse First Boston Mortgage Securities Corp.
0.383% due 08/15/2038 (a)	5,507	2
0.888% due 03/25/2032	28	21

Credit Suisse Mortgage Capital Certificates
0.757% due 09/15/2039 (a)	77,882	550
JPMorgan Alternative Loan Trust
0.745% due 06/27/2037	9,253	6,689
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019	2,001	1,937
LB-UBS Commercial Mortgage Trust
0.337% due 11/15/2040 (a)	44,160	33
MLCC Mortgage Investors, Inc.
4.250% due 10/25/2035	920	827
Morgan Stanley Capital, Inc.
0.691% due 11/12/2041 (a)	31,519	68
Mortgage Equity Conversion Asset Trust
0.660% due 02/25/2042	8,905	7,402
0.680% due 01/25/2042	10,550	8,440
0.690% due 10/25/2041	3,198	2,558
0.700% due 05/25/2042	55,464	44,371
Structured Asset Mortgage Investments, Inc.
0.903% due 09/19/2032	99	89

Total Mortgage-Backed Securities (Cost $87,502)		82,907

ASSET-BACKED SECURITIES 1.7%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032	19	15
Centex Home Equity
0.545% due 01/25/2032	27	22
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033	24	20
Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,248	867
Home Equity Asset Trust
0.845% due 11/25/2032	3	2
Massachusetts Educational Financing Authority
1.416% due 04/25/2038	3,765	3,767
Saxon Asset Securities Trust
0.765% due 08/25/2032	0	1
SLM Student Loan Trust
1.766% due 01/25/2018	4,780	4,889
1.966% due 04/25/2023	10,339	10,688
South Carolina Student Loan Corp.
1.017% due 03/01/2018	3,812	3,813
1.217% due 03/02/2020	8,400	8,383
1.467% due 09/03/2024	4,300	4,315
Structured Asset Securities Corp.
0.825% due 01/25/2033	57	49

Total Asset-Backed Securities (Cost $36,750)		36,831

SHORT-TERM INSTRUMENTS 2.7%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	2,693	2,693

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $2,748. Repurchase proceeds are $2,693.)
U.S. TREASURY BILLS 0.1%
0.170% due 04/04/2013 - 05/30/2013 (b)(d)	1,810	1,807

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 2.5%
PIMCO Short-Term Floating NAV Portfolio	5,447,619	54,585
PIMCO Short-Term Floating NAV Portfolio III	11,089	111

		54,696

Total Short-Term Instruments (Cost $59,202)		59,196

Total Investments 170.2% (Cost $3,661,077)		$3,684,925
Other Assets and Liabilities (Net) (70.2%)		(1,519,564)

Net Assets 100.0%		$2,165,361

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,807 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 03-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%)	10/11/2021	$500	$197	$0	$197

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on asset-backed securities serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2027	$95,000	$97,431	$(97,969)
Fannie Mae	3.000%	07/01/2027	30,000	31,350	(31,444)
Fannie Mae	3.000%	07/01/2042	14,000	14,300	(14,365)
Fannie Mae	3.500%	07/01/2027	70,000	73,806	(73,981)
Fannie Mae	3.500%	07/01/2042	80,000	84,103	(84,125)
Fannie Mae	4.000%	07/01/2027	10,000	10,634	(10,638)
Fannie Mae	4.000%	07/01/2042	29,000	30,812	(30,881)
Fannie Mae	4.500%	08/01/2042	103,000	110,280	(110,451)
Fannie Mae	5.000%	07/01/2042	26,000	28,166	(28,145)
Fannie Mae	5.000%	08/01/2042	48,500	52,459	(52,494)
Fannie Mae	5.500%	07/01/2042	14,000	15,272	(15,273)
Fannie Mae	6.000%	08/01/2042	20,000	21,987	(21,978)
Ginnie Mae	3.000%	07/01/2027	130,000	137,313	(137,313)
Ginnie Mae	3.000%	07/17/2027	130,000	137,313	(137,617)
Ginnie Mae	4.500%	07/01/2042	84,000	92,539	(92,374)
Ginnie Mae	5.000%	07/01/2042	215,000	237,273	(237,541)
Ginnie Mae	5.500%	07/01/2042	22,000	24,391	(24,423)

				$1,199,429	$(1,201,012)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
U.S. Government Agencies	$0	$3,358,252	$147,739	$3,505,991
Mortgage-Backed Securities	0	20,136	62,771	82,907
Asset-Backed Securities	0	36,831	0	36,831
Short-Term Instruments
Repurchase Agreements	0	2,693	0	2,693
U.S. Treasury Bills	0	1,807	0	1,807
PIMCO Short-Term Floating NAV Portfolios	54,696	0	0	54,696
	$54,696	$3,419,719	$210,510	$3,684,925

Short Sales, at value	$0	$(1,201,012)	$0	$(1,201,012)

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$197	$0	$197

Totals	$54,696	$2,218,904	$210,510	$2,484,110

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$284,819	$62	$(4,080)	$36	$144	$747	$0	$(133,989)	$147,739	$19
Mortgage-Backed Securities	21,604	41,551	(742)	65	122	171	0	0	62,771	358

Totals	$306,423	$41,613	$(4,822)	$101	$266	$918	$0	$(133,989)	$210,510	$377

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$147,739	Third Party Vendor	Broker Quote	100.47 - 104.15
Mortgage-Backed Securities	62,771	Third Party Vendor	Broker Quote	80.00 - 83.13

Total	$210,510

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Government Money Market Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 98.4%
GOVERNMENT AGENCY DEBT 18.2%
Ally Financial, Inc.
2.200% due 12/19/2012 (a)	$1,000	$1,009
Fannie Mae
3.625% due 02/12/2013	5,400	5,511
4.125% due 03/11/2013	4,900	5,032
Federal Home Loan Bank
0.180% due 12/28/2012	10,500	10,499
0.230% due 04/17/2013	10,000	10,000
0.240% due 05/16/2013	19,000	18,999
0.280% due 07/26/2013	1,900	1,900
U.S. Central Federal Credit Union
1.900% due 10/19/2012	1,535	1,543
Western Corporate Federal Credit Union
1.750% due 11/02/2012	2,530	2,543

		57,036

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 24.4%
BNP Paribas Securities Corp.
0.280% due 07/02/2012	15,000	15,000
(Dated 06/29/2012. Collateralized by Fannie Mae 4.000% due 11/01/2041 valued at $15,549. Repurchase proceeds are $15,000.)
Citigroup Global Markets, Inc.
0.220% due 07/02/2012	15,300	15,300
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $15,616. Repurchase proceeds are $15,300.)
Goldman Sachs Group, Inc. (The)
0.190% due 07/02/2012	15,300	15,300
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $15,823. Repurchase proceeds are $15,300.)
Morgan Stanley & Co., Inc.
0.210% due 07/02/2012	15,300	15,300
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $15,626. Repurchase proceeds are $15,300.)
RBS Securities, Inc.
0.210% due 07/02/2012	15,300	15,300
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $15,607. Repurchase proceeds are $15,300.)

		76,200

TREASURY REPURCHASE AGREEMENTS 55.8%
Bank of Nova Scotia
0.200% due 07/02/2012	30,000	30,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $30,627. Repurchase proceeds are $30,001.)
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	30,700	30,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $31,362. Repurchase proceeds are $30,700.)
HSBC Bank USA N.A.
0.220% due 07/02/2012	10,900	10,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 11/30/2014 valued at $11,123. Repurchase proceeds are $10,900.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	36,800	36,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 09/15/2014 valued at $37,597. Repurchase proceeds are $36,801.)
RBC Capital Markets LLC
0.200% due 07/02/2012	30,700	30,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $31,351. Repurchase proceeds are $30,701.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	124	124
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $260. Repurchase proceeds are $124.)
TD Securities (USA) LLC
0.190% due 07/02/2012	30,700	30,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $31,400. Repurchase proceeds are $30,700.)

		174,324

Total Short-Term Instruments (Cost $307,560)		307,560

Total Investments 98.4% (Cost $307,560)		$307,560
Other Assets and Liabilities (Net) 1.6%		4,849

Net Assets 100.0%		$312,409

Notes to Schedule of Investments (amounts in thousands):

(a)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$57,036	$0	$57,036
Government Agency Repurchase Agreements	0	76,200	0	76,200
Treasury Repurchase Agreements	0	174,324	0	174,324

	$0	$307,560	$0	$307,560

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 4.3%
Allison Transmission, Inc.
2.750% due 08/07/2014		$33,682	$33,345
Avaya, Inc.
3.217% due 10/26/2014		4,974	4,697
Bausch & Lomb, Inc.
5.250% due 05/17/2019		24,000	23,895
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		16,768	14,887
Cardinal Health, Inc.
4.245% due 09/15/2016		26,075	25,928
Catalent Pharma Solutions
5.250% due 09/15/2017		13,930	13,948
Clear Channel Communications, Inc.
3.645% due 07/30/2014		6,421	5,847
Colfax Corp.
4.500% due 01/13/2019		5,721	5,724
Commscope, Inc.
4.250% due 01/14/2018		7,711	7,692
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		19,667	19,416
3.961% - 3.967% due 01/25/2017		3,115	3,069
Consolidated Container Co. LLC
6.250% due 06/15/2019		6,500	6,524
DaVita, Inc.
4.500% due 10/20/2016		3,620	3,638
First Data Corp.
2.995% due 09/24/2014		62,260	59,874
Hologic, Inc.
3.500% due 01/29/2013		71,000	70,467
Intelsat Jackson Holdings S.A.
2.745% due 02/01/2014		20,750	20,314
Kinetic Concepts, Inc.
7.000% due 05/04/2018		16,393	16,540
Michaels Stores, Inc.
2.750% due 10/31/2013		10,000	9,981
Neustar, Inc.
5.000% due 11/08/2018		2,811	2,814
Newsday LLC
10.500% due 08/01/2013		19,750	20,178
Nuveen Investments, Inc.
5.961% - 5.966% due 05/13/2017		12,949	12,744
OSI Restaurant Partners LLC
2.491% due 06/14/2013		2,694	2,653
2.563% due 06/14/2014		27,168	26,755
Pharmaceutical Product Development, Inc..
6.250% due 12/05/2018		12,935	13,022
Pinnacle Foods Finance LLC
2.968% due 04/02/2014		4,000	3,984
Prestige Brands, Inc.
5.250% -6.250% due 01/31/2019		4,917	4,948
Quintiles Transnational Corp.
5.000% due 06/08/2018		31,433	31,118
R.H. Donnelley, Inc.
9.000% due 10/24/2014		1,955	867
Rexnord LLC
5.000% due 04/01/2018		11,940	12,017
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		61,427	60,751
2.750% due 07/24/2014		5,540	5,479
Springleaf Finance Corp.
5.500% due 05/10/2017		31,950	30,170
Telesat LLC
4.250% due 03/28/2019		10,000	9,913
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		73,503	44,095
Univision Communications, Inc.
2.239% due 09/29/2014		7,286	7,103
UPC Broadband Holding BV
4.139% due 12/30/2016	EUR	11,280	14,022
4.389% due 12/31/2017		4,884	6,089
US Foods, Inc.
2.750% due 07/03/2014		$31,715	30,748
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019		7,481	7,363
Visant Corp.
5.250% due 12/22/2016		2,307	2,238
Vodafone Americas Finance
6.875% due 08/17/2015		27,411	27,822

VWR Funding, Inc.
2.739% due 06/29/2014		1,601	1,581
Wolverine World Wide, Inc.
3.500% due 05/01/2013		38,750	38,355

Total Bank Loan Obligations (Cost $782,041)			762,615

CORPORATE BONDS & NOTES 79.3%
BANKING & FINANCE 9.9%
Ally Financial, Inc.
0.000% due 06/15/2015		1,350	1,144
2.667% due 12/01/2014		1,725	1,636
4.500% due 02/11/2014		15,100	15,345
4.625% due 06/26/2015		21,050	21,198
5.500% due 02/15/2017		60,375	61,412
6.250% due 12/01/2017		44,900	47,484
6.750% due 12/01/2014		17,489	18,481
7.500% due 12/31/2013		22,032	23,409
7.500% due 09/15/2020		25,150	28,357
8.000% due 03/15/2020		26,625	30,752
8.000% due 11/01/2031		21,740	25,209
8.300% due 02/12/2015		21,750	23,762
American International Group, Inc.
5.750% due 03/15/2067	GBP	5,550	6,580
8.175% due 05/15/2068		$11,200	12,208
8.625% due 05/22/2068	GBP	25,800	40,972
Barclays Bank PLC
14.000% due 06/15/2019 (f)		27,340	48,813
BPCE S.A.
5.250% due 07/30/2014 (f)	EUR	700	589
9.000% due 03/17/2015 (f)		6,450	7,265
9.250% due 04/22/2015 (f)		2,200	2,415
Capital One Capital 1
0.250% due 08/15/2039		$10,225	10,481
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	13,225	18,075
CIT Group, Inc.
5.250% due 03/15/2018		$12,000	12,405
5.500% due 02/15/2019		20,000	20,600
7.000% due 05/02/2016		1,650	1,656
7.000% due 05/02/2017		960	963
Citigroup, Inc.
0.738% due 06/09/2016		7,000	6,069
Columbus International, Inc.
11.500% due 11/20/2014		16,890	18,157
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	5,050	4,678
7.589% due 01/30/2020 (f)		3,300	3,179
8.125% due 10/26/2019 (f)		1,500	1,628
8.375% due 10/13/2019 (f)		$4,773	3,974
E*TRADE Financial Corp.
6.750% due 06/01/2016		6,375	6,518
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		30,000	33,459
6.625% due 08/15/2017		18,125	20,648
7.000% due 04/15/2015		28,750	32,024
7.500% due 08/01/2012		3,425	3,439
8.000% due 06/01/2014		31,950	35,461
8.000% due 12/15/2016		32,250	38,239
8.125% due 01/15/2020		13,450	16,488
8.700% due 10/01/2014		15,762	17,985
12.000% due 05/15/2015		16,000	20,000
GMAC International Finance BV
7.500% due 04/21/2015	EUR	15,750	20,878
HBOS Capital Funding LP
6.071% due 06/30/2014 (f)		$1,000	660
6.461% due 11/30/2018 (f)	GBP	2,000	1,965
HBOS PLC
0.667% due 09/06/2017		$1,550	1,131
1.327% due 03/29/2016	EUR	1,000	990
6.000% due 11/01/2033		$5,000	3,956
6.750% due 05/21/2018		31,670	29,929
ILFC E-Capital Trust
6.250% due 12/21/2065		51,990	38,213
Ineos Finance PLC
7.500% due 05/01/2020		18,025	18,250
8.375% due 02/15/2019		11,200	11,620
9.000% due 05/15/2015		16,375	17,357
9.250% due 05/15/2015	EUR	8,675	11,747
International Lease Finance Corp.
5.625% due 09/20/2013		$13,000	13,357
5.650% due 06/01/2014		500	515
5.875% due 05/01/2013		9,275	9,530
6.250% due 05/15/2019		12,150	12,381

6.375% due 03/25/2013		8,000	8,200
6.625% due 11/15/2013		11,100	11,516
6.750% due 09/01/2016		23,625	25,515
7.125% due 09/01/2018		25,475	28,214
8.250% due 12/15/2020		7,100	8,154
8.625% due 09/15/2015		10,925	12,113
8.750% due 03/15/2017		20,950	23,621
ISS A/S
8.875% due 05/15/2016	EUR	27,000	34,339
KION Finance S.A.
7.875% due 04/15/2018		12,500	15,423
LBG Capital PLC
6.385% due 05/12/2020		3,495	3,549
6.439% due 05/23/2020		10,394	10,556
7.625% due 10/14/2020		1,000	1,036
7.867% due 12/17/2019	GBP	5,703	7,771
7.869% due 08/25/2020		10,550	14,284
7.875% due 11/01/2020		$12,725	11,643
8.500% due 12/17/2021 (f)		1,050	978
9.125% due 07/15/2020	GBP	2,500	3,427
11.040% due 03/19/2020		5,795	9,212
15.000% due 12/21/2019		9,250	17,529
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		$5,000	5,239
Marina District Finance Co., Inc.
9.500% due 10/15/2015		5,900	5,752
9.875% due 08/15/2018		6,000	5,685
Masonite International Corp.
8.250% due 04/15/2021		49,731	51,472
MCE Finance Ltd.
10.250% due 05/15/2018		18,900	21,499
Neuberger Berman Group LLC
5.625% due 03/15/2020		4,075	4,269
5.875% due 03/15/2022		10,000	10,500
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		16,750	18,404
QBE Capital Funding Ltd.
7.250% due 05/24/2041		12,150	10,982
Rabobank Group
11.000% due 06/30/2019 (f)		54,250	68,602
Regions Bank
7.500% due 05/15/2018		6,000	6,765
Regions Financial Corp.
7.375% due 12/10/2037		13,211	13,079
7.750% due 11/10/2014		19,400	21,000
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		7,000	7,289
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		3,894	3,319
4.700% due 07/03/2018		1,750	1,503
5.000% due 11/12/2013		5,630	5,690
6.990% due 10/05/2017 (f)		16,050	12,519
7.648% due 09/30/2031 (f)		14,925	12,089
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (f)	GBP	12,000	16,670
Santander UK PLC
7.950% due 10/26/2029		$6,500	6,375
9.625% due 10/30/2023	GBP	1,000	1,545
SLM Corp.
0.766% due 01/27/2014		$7,575	7,239
0.992% due 06/17/2013	EUR	51,500	63,544
5.000% due 06/15/2018		$1,000	958
5.375% due 05/15/2014		5,000	5,194
6.250% due 01/25/2016		6,450	6,805
8.000% due 03/25/2020		11,200	12,320
8.450% due 06/15/2018		30,000	33,750
Societe Generale S.A.
5.922% due 04/05/2017 (f)		17,270	11,744
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	2,500	2,816
6.500% due 09/15/2017		$3,000	2,385
6.900% due 12/15/2017		10,400	8,352
Towergate Finance PLC
8.500% due 02/15/2018	GBP	2,200	3,222
10.500% due 02/15/2019		6,000	8,269
UBS Preferred Funding Trust
6.243% due 05/15/2016 (f)		$10,250	9,737
USB Capital
3.500% due 07/30/2012 (f)		2,000	1,542
Wachovia Capital Trust
5.570% due 07/30/2012 (f)		2,000	1,917
Wells Fargo & Co.
7.980% due 03/15/2018 (f)		14,765	16,278
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		34,000	29,870
7.375% due 02/15/2018	EUR	11,250	12,315
11.750% due 07/15/2017		$41,692	33,875
11.750% due 07/15/2017	EUR	4,000	4,075

			1,769,170

INDUSTRIALS 61.9%
Actuant Corp.
5.625% due 06/15/2022		$8,800	9,086
Advanced Micro Devices, Inc.
7.750% due 08/01/2020		6,000	6,630
Affinion Group, Inc.
7.875% due 12/15/2018		26,975	23,131
Aguila S.A.
7.875% due 01/31/2018		33,837	35,021
7.875% due 01/31/2018	CHF	13,650	14,849
AK Steel Corp.
8.375% due 04/01/2022		$3,000	2,565
Alere, Inc.
7.875% due 02/01/2016		4,500	4,635
8.625% due 10/01/2018		29,485	29,927
Aleris International, Inc.
7.625% due 02/15/2018		64,575	65,866
Alliance Data Systems Corp.
6.375% due 04/01/2020		21,000	21,630
Alliant Techsystems, Inc.
6.875% due 09/15/2020		11,758	12,581
Allison Transmission, Inc.
7.125% due 05/15/2019		12,750	13,356
AMC Networks, Inc.
7.750% due 07/15/2021		10,675	11,823
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		6,415	6,816
American Stores Co.
7.100% due 03/20/2028		1,034	760
8.000% due 06/01/2026		30,835	25,901
American Tire Distributors, Inc.
9.750% due 06/01/2017		7,500	8,025
Ameristar Casinos, Inc.
7.500% due 04/15/2021		57,824	62,161
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		27,755	29,004
Anixter, Inc.
5.625% due 05/01/2019		8,500	8,819
Antero Resources Finance Corp.
7.250% due 08/01/2019		11,000	11,440
9.375% due 12/01/2017		3,750	4,163
ARAMARK Corp.
3.966% due 02/01/2015		27,830	27,760
8.500% due 02/01/2015		14,800	15,170
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (c)		2,750	2,822
Arch Coal, Inc.
7.000% due 06/15/2019		27,325	23,226
7.250% due 10/01/2020		7,700	6,545
7.250% due 06/15/2021		23,625	19,904
ARD Finance S.A.
11.125% due 06/01/2018 (c)		5,034	4,706
11.125% due 06/01/2018	EUR	3,356	3,781
Ardagh Packaging Finance PLC
7.375% due 10/15/2017		16,175	21,595
7.375% due 10/15/2017		$2,350	2,509
9.125% due 10/15/2020		4,875	5,192
9.250% due 10/15/2020	EUR	28,250	36,153
Armored Autogroup, Inc.
9.500% due 11/01/2018		$9,000	7,808
Ashtead Capital, Inc.
6.500% due 07/15/2022 (b)		18,800	18,800
Associated Materials LLC
9.125% due 11/01/2017		29,625	26,588
Atwood Oceanics, Inc.
6.500% due 02/01/2020		5,175	5,434
Audatex North America, Inc.
6.750% due 06/15/2018		29,475	31,170
AutoNation, Inc.
5.500% due 02/01/2020		2,000	2,070
6.750% due 04/15/2018		6,400	7,000
Avaya, Inc.
7.000% due 04/01/2019		52,000	48,490
Aviation Capital Group Corp.
7.125% due 10/15/2020		20,750	21,202
B&G Foods, Inc.
7.625% due 01/15/2018		14,704	15,880
Ball Corp.
5.000% due 03/15/2022		16,000	16,660
6.750% due 09/15/2020		8,550	9,448

Basic Energy Services, Inc.
7.750% due 02/15/2019		18,825	18,166
Bausch & Lomb, Inc.
9.875% due 11/01/2015		31,900	33,495
BE Aerospace, Inc.
5.250% due 04/01/2022		10,000	10,325
6.875% due 10/01/2020		16,000	17,760
Berry Petroleum Co.
6.750% due 11/01/2020		3,600	3,780
10.250% due 06/01/2014		5,367	6,038
Berry Plastics Corp.
4.343% due 09/15/2014		10,959	10,795
5.217% due 02/15/2015		22,245	22,328
8.250% due 11/15/2015		2,700	2,882
9.500% due 05/15/2018		31,400	33,598
9.750% due 01/15/2021		36,000	39,330
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	21,611	25,981
9.500% due 06/15/2017		1,000	1,190
BI-LO LLC
9.250% due 02/15/2019		$17,550	18,954
Biomet, Inc.
10.000% due 10/15/2017		30,102	32,303
10.375% due 10/15/2017 (c)		36,750	39,460
11.625% due 10/15/2017		94,537	102,454
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		10,000	10,275
Bombardier, Inc.
7.250% due 11/15/2016	EUR	10,200	13,392
7.500% due 03/15/2018		$19,225	21,172
Brickman Group Holdings, Inc.
9.125% due 11/01/2018		10,850	10,633
Brocade Communications Systems, Inc.
6.625% due 01/15/2018		5,250	5,526
6.875% due 01/15/2020		18,150	19,738
Building Materials Corp. of America
6.750% due 05/01/2021		35,211	37,764
7.500% due 03/15/2020		17,581	19,163
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		20,211	20,262
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (c)		10,475	9,637
C10 Capital SPV Ltd. 6.72
2% due 12/31/2016 (f)		5,000	3,175
Cablevision Systems Corp.
7.750% due 04/15/2018		10,650	11,395
8.000% due 04/15/2020		4,550	4,937
8.625% due 09/15/2017		8,750	9,800
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		15,000	15,150
10.000% due 12/15/2018		33,521	23,013
11.250% due 06/01/2017		26,875	29,462
Calcipar S.A.
6.875% due 05/01/2018		10,325	10,222
Capella Healthcare, Inc.
9.250% due 07/01/2017		30,625	31,850
Carlson Wagonlit BV
6.875% due 06/15/2019		14,800	15,244
7.500% due 06/15/2019	EUR	6,000	7,536
Case New Holland, Inc.
7.750% due 09/01/2013		$8,500	9,074
7.875% due 12/01/2017		24,300	28,188
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		8,023	8,254
9.750% due 04/15/2017	EUR	11,650	14,890
CC Holdings GS LLC
7.750% due 05/01/2017		$10,000	10,887
CCH LLC 1
3.500% due 11/30/2016		11,246	12,567
CCM Merger, Inc.
9.125% due 05/01/2019		3,000	3,041
CCO Holdings LLC
6.500% due 04/30/2021		30,000	32,100
6.625% due 01/31/2022		21,271	22,866
7.000% due 01/15/2019		28,625	31,058
7.250% due 10/30/2017		1,000	1,095
7.375% due 06/01/2020		9,325	10,292
7.875% due 04/30/2018		14,500	15,841
Celanese U.S. Holdings LLC
5.875% due 06/15/2021		7,250	7,785
6.625% due 10/15/2018		10,150	11,089
Cemex Finance LLC
9.625% due 12/14/2017	EUR	2,750	3,158
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$35,000	31,412

Central Garden and Pet Co.
8.250% due 03/01/2018		4,500	4,534
Cequel Communications Holdings LLC
8.625% due 11/15/2017		31,500	34,099
Ceridian Corp.
8.875% due 07/15/2019 (b)		7,050	7,314
CF Industries, Inc.
6.875% due 05/01/2018		8,000	9,510
7.125% due 05/01/2020		9,680	11,810
Chemtura Corp.
7.875% due 09/01/2018		13,500	14,259
Chesapeake Energy Corp.
6.625% due 08/15/2020		16,000	15,920
7.250% due 12/15/2018		21,054	21,580
9.500% due 02/15/2015		68,870	74,552
Chester Downs & Marina LLC
9.250% due 02/01/2020		4,250	4,441
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021		16,475	16,557
7.750% due 05/15/2017		15,650	16,208
9.500% due 05/15/2016		15,925	17,478
Cimarex Energy Co.
5.875% due 05/01/2022		7,000	7,289
Cinemark USA, Inc.
7.375% due 06/15/2021		3,875	4,224
CityCenter Holdings LLC
7.625% due 01/15/2016		16,900	17,914
10.750% due 01/15/2017 (c)(i)		20,409	22,603
Clear Channel Communications, Inc.
9.000% due 03/01/2021		12,700	11,112
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		55,250	54,071
9.250% due 12/15/2017		86,975	95,145
Clearwater Paper Corp.
7.125% due 11/01/2018		4,925	5,221
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		27,250	25,206
Columbus McKinnon Corp.
7.875% due 02/01/2019		4,050	4,313
CommScope, Inc.
8.250% due 01/15/2019		48,860	51,914
Community Health Systems, Inc.
8.875% due 07/15/2015		16,156	16,600
Concho Resources, Inc.
6.500% due 01/15/2022		29,925	31,272
7.000% due 01/15/2021		11,900	12,792
CONSOL Energy, Inc.
6.375% due 03/01/2021		8,000	7,560
8.000% due 04/01/2017		30,250	31,536
8.250% due 04/01/2020		45,075	47,554
Constellation Brands, Inc.
6.000% due 05/01/2022		16,825	18,129
7.250% due 05/15/2017		11,850	13,613
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	34,575	46,542
7.500% due 09/15/2017		7,450	10,111
8.500% due 07/15/2015		6,750	9,396
Continental Airlines Pass-Through Trust
7.373% due 06/15/2017		$364	370
7.566% due 09/15/2021		768	768
Continental Airlines, Inc.
6.920% due 04/02/2013 (l)		1,795	1,776
Continental Resources, Inc.
5.000% due 09/15/2022		17,825	18,115
7.125% due 04/01/2021		4,650	5,208
7.375% due 10/01/2020		6,200	6,944
8.250% due 10/01/2019		5,454	6,122
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		41,726	42,143
10.875% due 12/15/2018	EUR	5,400	6,731
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$23,000	24,926
Cott Beverages, Inc.
8.125% due 09/01/2018		11,000	12,059
Crown Americas LLC
6.250% due 02/01/2021		9,000	9,878
7.625% due 05/15/2017		2,850	3,092
Crown Castle International Corp.
7.125% due 11/01/2019		4,345	4,682
9.000% due 01/15/2015		4,550	4,988
Crown European Holdings S.A.
7.125% due 08/15/2018	EUR	3,125	4,291
CSC Holdings LLC
6.750% due 11/15/2021		$19,600	20,972
7.625% due 07/15/2018		51,223	57,498
7.875% due 02/15/2018		20,250	22,832
8.500% due 04/15/2014		4,675	5,154
8.500% due 06/15/2015		700	733
8.625% due 02/15/2019		16,900	19,604

DaVita, Inc.
6.375% due 11/01/2018		21,375	22,123
6.625% due 11/01/2020		26,975	28,256
Del Monte Corp.
7.625% due 02/15/2019		48,110	48,772
Delphi Corp.
6.125% due 05/15/2021		3,250	3,567
Denbury Resources, Inc.
8.250% due 02/15/2020		19,712	21,683
9.750% due 03/01/2016		1,500	1,656
Digicel Group Ltd.
8.875% due 01/15/2015		3,500	3,553
10.500% due 04/15/2018		13,175	13,900
Digicel Ltd.
7.000% due 02/15/2020		3,000	2,933
8.250% due 09/01/2017		44,350	45,570
DineEquity, Inc.
9.500% due 10/30/2018		17,451	19,196
DISH DBS Corp.
5.875% due 07/15/2022		35,400	35,931
6.625% due 10/01/2014		3,415	3,680
6.750% due 06/01/2021		20,000	21,700
7.000% due 10/01/2013		15,205	16,041
7.125% due 02/01/2016		94,089	103,733
7.750% due 05/31/2015		6,790	7,571
7.875% due 09/01/2019		20,000	23,150
DJO Finance LLC
7.750% due 04/15/2018		20,000	16,600
8.750% due 03/15/2018		3,075	3,152
9.750% due 10/15/2017		19,750	14,220
Dole Food Co., Inc.
13.875% due 03/15/2014		2,000	2,273
Dollar General Corp.
11.875% due 07/15/2017		5,000	5,319
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		11,975	12,484
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		22,425	24,639
Edcon Pty. Ltd.
3.912% due 06/15/2014	EUR	2,000	2,313
9.500% due 03/01/2018		$11,000	10,175
9.500% due 03/01/2018	EUR	2,000	2,366
El Paso LLC
7.000% due 06/15/2017		$28,420	32,393
7.250% due 06/01/2018		9,250	10,721
7.750% due 01/15/2032		59,265	66,994
7.800% due 08/01/2031		43,291	48,851
8.050% due 10/15/2030		5,683	6,481
Eldorado Resorts LLC
8.625% due 06/15/2019		11,075	10,577
Emergency Medical Services Corp.
8.125% due 06/01/2019		21,634	22,689
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		11,175	12,209
7.000% due 12/15/2020		4,000	4,355
7.250% due 01/15/2022		2,000	2,178
Energy Transfer Equity LP
7.500% due 10/15/2020		23,425	25,826
Enterprise Products Operating LLC
7.034% due 01/15/2068		4,840	5,185
8.375% due 08/01/2066		55,051	59,713
Exide Technologies
8.625% due 02/01/2018		17,455	13,855
FGI Operating Co. LLC
7.875% due 05/01/2020		8,350	8,726
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		2,000	2,016
7.500% due 05/04/2020		47,803	49,715
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		21,000	21,472
7.625% due 07/15/2017		11,390	12,610
First Data Corp.
7.375% due 06/15/2019		16,250	16,656
8.250% due 01/15/2021		38,743	38,937
9.875% due 09/24/2015		766	779
12.625% due 01/15/2021		11,736	11,809
First Wind Capital LLC
10.250% due 06/01/2018		5,000	5,025
Florida East Coast Railway Corp.
8.125% due 02/01/2017		9,675	10,159
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		17,325	17,455
6.875% due 02/01/2018		14,000	14,192
6.875% due 04/01/2022		40,325	40,728
7.000% due 11/01/2015		12,250	12,556
8.250% due 11/01/2019		43,550	46,381

Ford Motor Co.
6.375% due 02/01/2029		400	433
7.125% due 11/15/2025		8,000	9,120
7.500% due 08/01/2026		12,625	14,708
9.215% due 09/15/2021		2,200	2,819
Forest Oil Corp.
7.250% due 06/15/2019		31,250	28,828
8.500% due 02/15/2014		6,310	6,594
Fresenius Medical Care U.S. Finance, Inc.
5.625% due 07/31/2019		10,875	11,364
5.750% due 02/15/2021		1,500	1,569
5.875% due 01/31/2022		13,250	13,830
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015		8,300	9,576
Gateway Casinos & Entertainment Ltd.
8.875% due 11/15/2017	CAD	11,750	12,313
Geo Group, Inc.
6.625% due 02/15/2021		$9,250	9,597
Georgia-Pacific LLC
7.250% due 06/01/2028		11,140	13,709
7.375% due 12/01/2025		28,375	36,269
8.000% due 01/15/2024		60,000	80,370
8.250% due 05/01/2016		21,970	24,256
Goodyear Tire & Rubber Co.
7.000% due 05/15/2022		5,000	5,019
8.250% due 08/15/2020 (i)		18,925	20,131
Graphic Packaging International, Inc.
7.875% due 10/01/2018		18,850	20,829
9.500% due 06/15/2017		7,300	8,067
Griffon Corp.
7.125% due 04/01/2018		15,167	15,470
Grifols, Inc.
8.250% due 02/01/2018		23,150	24,944
Grohe Holding GmbH
4.662% due 09/15/2017	EUR	7,000	8,393
Harvest Operations Corp.
6.875% due 10/01/2017		$7,475	7,980
HCA Holdings, Inc.
7.750% due 05/15/2021		30,642	33,017
HCA, Inc.
5.750% due 03/15/2014		2,000	2,103
5.875% due 03/15/2022		52,125	54,601
6.250% due 02/15/2013		1,000	1,028
6.375% due 01/15/2015		20,500	21,884
6.500% due 02/15/2020		65,435	71,079
6.750% due 07/15/2013		1,000	1,048
7.190% due 11/15/2015		17,217	18,250
7.250% due 09/15/2020		27,975	30,912
7.500% due 02/15/2022		66,850	73,034
7.875% due 02/15/2020		5,520	6,155
8.000% due 10/01/2018		14,650	16,481
8.360% due 04/15/2024		1,000	1,020
8.500% due 04/15/2019		34,275	38,559
9.000% due 12/15/2014		3,246	3,571
9.875% due 02/15/2017		4,956	5,402
HD Supply, Inc.
8.125% due 04/15/2019		35,850	38,808
11.000% due 04/15/2020		27,850	30,043
Headwaters, Inc.
7.625% due 04/01/2019		19,500	19,256
Health Management Associates, Inc.
7.375% due 01/15/2020		36,794	39,324
HeidelbergCement Finance BV
7.500% due 04/03/2020	EUR	5,000	6,802
Hertz Corp.
6.750% due 04/15/2019		$56,050	58,572
7.375% due 01/15/2021		21,450	23,059
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		15,025	15,476
8.875% due 02/01/2018		54,673	56,040
9.000% due 11/15/2020		61,750	53,568
Host Hotels & Resorts LP
5.250% due 03/15/2022		27,440	28,263
6.000% due 10/01/2021		14,900	16,427
9.000% due 05/15/2017		25,707	28,599
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		9,200	9,821
7.625% due 06/15/2021		11,650	12,728
Huntington Ingalls Industries, Inc.
6.875% due 03/15/2018		5,255	5,505
7.125% due 03/15/2021		8,500	8,925
Huntsman International LLC
5.500% due 06/30/2016		12,800	12,832
8.625% due 03/15/2020		4,500	5,074
8.625% due 03/15/2021		29,300	33,182

Hyva Global BV
8.625% due 03/24/2016		9,350	8,041
IASIS Healthcare LLC
8.375% due 05/15/2019		33,125	32,959
Immucor, Inc.
11.125% due 08/15/2019		17,100	18,810
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	5,925	6,430
INEOS Group Holdings S.A.
7.875% due 02/15/2016		63,759	70,399
8.500% due 02/15/2016		$10,980	10,129
Inergy LP
6.875% due 08/01/2021		3,884	3,903
7.000% due 10/01/2018		13,825	14,309
Inmarsat Finance PLC
7.375% due 12/01/2017		4,750	5,094
Inmet Mining Corp.
8.750% due 06/01/2020		14,475	14,403
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		28,195	29,746
7.250% due 10/15/2020		77,300	81,552
7.500% due 04/01/2021		19,250	20,453
8.500% due 11/01/2019		10,170	11,289
11.250% due 06/15/2016		3,632	3,814
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		14,250	14,731
11.500% due 02/04/2017 (c)		64,601	66,943
Interactive Data Corp.
10.250% due 08/01/2018		21,755	24,311
Intergen NV
9.000% due 06/30/2017		49,483	48,741
Interline Brands, Inc.
7.000% due 11/15/2018		6,650	6,949
inVentiv Health, Inc.
10.000% due 08/15/2018		9,300	7,998
J. Crew Group, Inc.
8.125% due 03/01/2019		5,500	5,706
Jaguar Land Rover PLC
7.750% due 05/15/2018		3,600	3,726
8.125% due 05/15/2018	GBP	3,000	4,848
8.125% due 05/15/2021		$20,000	20,750
Jarden Corp.
7.500% due 05/01/2017		5,066	5,699
7.500% due 01/15/2020		10,750	11,798
7.500% due 01/15/2020	EUR	7,450	9,698
8.000% due 05/01/2016		$5,500	6,023
JDA Software Group, Inc.
8.000% due 12/15/2014		8,000	8,520
JET Equipment Trust
10.000% due 12/15/2013		843	819
JMC Steel Group
8.250% due 03/15/2018		25,000	24,937
Kerling PLC
10.625% due 02/01/2017	EUR	5,000	5,600
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$10,250	9,558
Kinove German Bondco GmbH
9.625% due 06/15/2018		10,811	11,189
10.000% due 06/15/2018	EUR	12,330	15,877
Kraton Polymers LLC
6.750% due 03/01/2019		$10,400	10,894
Lamar Media Corp.
5.875% due 02/01/2022		8,050	8,292
Laredo Petroleum, Inc.
7.375% due 05/01/2022		14,000	14,595
9.500% due 02/15/2019		14,750	16,520
Lawson Software, Inc.
9.375% due 04/01/2019		5,775	6,194
Lear Corp.
7.875% due 03/15/2018		8,650	9,591
Legrand France S.A.
8.500% due 02/15/2025		7,525	9,578
Levi Strauss & Co.
6.875% due 05/01/2022		19,250	19,852
Libbey Glass, Inc.
6.875% due 05/15/2020		4,500	4,646
Limited Brands, Inc.
5.625% due 02/15/2022		11,150	11,540
6.625% due 04/01/2021		12,250	13,444
7.000% due 05/01/2020		4,975	5,547
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		23,259	23,870
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		22,510	21,666

Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		15,900	15,979
LyondellBasell Industries NV
5.000% due 04/15/2019		39,300	41,412
5.750% due 04/15/2024		31,850	34,239
Manitowoc Co., Inc.
8.500% due 11/01/2020		29,530	32,040
9.500% due 02/15/2018		4,484	4,932
McClatchy Co.
11.500% due 02/15/2017		11,000	11,467
Meritor, Inc.
8.125% due 09/15/2015		22,915	24,261
MGM Resorts International
5.875% due 02/27/2014		3,500	3,605
6.625% due 07/15/2015		21,725	22,485
6.750% due 04/01/2013		500	514
6.875% due 04/01/2016		9,085	9,176
7.500% due 06/01/2016		38,400	39,936
7.625% due 01/15/2017		34,175	35,457
7.750% due 03/15/2022		28,125	29,109
8.625% due 02/01/2019		15,975	17,173
9.000% due 03/15/2020		34,925	38,941
10.375% due 05/15/2014		28,900	32,729
11.125% due 11/15/2017		71,624	80,756
13.000% due 11/15/2013		1,600	1,832
Michael Foods Group, Inc.
9.750% due 07/15/2018		43,620	48,091
Michaels Stores, Inc.
7.750% due 11/01/2018		25,700	27,242
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		2,225	1,697
Monitronics International, Inc.
9.125% due 04/01/2020		3,000	2,895
Mueller Water Products, Inc.
8.750% due 09/01/2020		6,728	7,502
Multiplan, Inc.
9.875% due 09/01/2018		17,690	19,459
Mylan, Inc.
6.000% due 11/15/2018		10,000	10,575
7.625% due 07/15/2017		12,300	13,591
7.875% due 07/15/2020		32,966	37,128
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	5,250	5,847
8.875% due 12/01/2018		$14,500	12,542
NBTY, Inc.
9.000% due 10/01/2018		20,250	22,477
New Albertson’s, Inc.
6.570% due 02/23/2028		500	353
7.450% due 08/01/2029		11,410	8,443
7.750% due 06/15/2026		1,265	1,006
New Gold, Inc.
7.000% due 04/15/2020		4,875	5,033
Newfield Exploration Co.
5.625% due 07/01/2024		2,500	2,559
6.625% due 04/15/2016		3,075	3,156
6.875% due 02/01/2020		28,250	30,227
7.125% due 05/15/2018		12,950	13,776
Nielsen Finance LLC
7.750% due 10/15/2018		41,000	45,612
11.500% due 05/01/2016		33,038	37,746
11.625% due 02/01/2014		3,532	4,062
Nokia OYJ
5.375% due 05/15/2019		11,761	9,274
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		20,905	19,939
Northwest Airlines Pass-Through Trust
7.691% due 10/01/2018		4,808	4,952
Novasep Holding S.A.S.
8.000% due 12/15/2016		8,070	6,536
Novelis, Inc.
8.375% due 12/15/2017		59,190	63,629
8.750% due 12/15/2020		60,725	65,735
NXP BV
3.217% due 10/15/2013		4,332	4,337
3.507% due 10/15/2013	EUR	1,119	1,409
9.750% due 08/01/2018		$9,100	10,420
10.000% due 07/15/2013		16,271	17,573
Oasis Petroleum, Inc.
6.500% due 11/01/2021		11,000	10,945
6.875% due 01/15/2023 (b)		10,250	10,314
OGX Austria GmbH
8.375% due 04/01/2022		15,400	13,321
8.500% due 06/01/2018		41,000	36,695
OI European Group BV
6.875% due 03/31/2017	EUR	3,725	4,903

Oshkosh Corp.
8.250% due 03/01/2017		$3,750	4,125
8.500% due 03/01/2020		3,425	3,819
OSI Restaurant Partners LLC
10.000% due 06/15/2015		28,975	29,881
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		21,972	23,455
9.625% due 07/15/2017	EUR	12,409	16,843
Packaging Dynamics Corp.
8.750% due 02/01/2016		$9,275	9,785
Pactiv LLC
7.950% due 12/15/2025		10,972	8,832
8.375% due 04/15/2027		750	604
PE Paper Escrow GmbH
11.750% due 08/01/2014	EUR	3,400	4,609
Peabody Energy Corp.
6.000% due 11/15/2018		$20,200	20,200
6.250% due 11/15/2021		41,500	41,292
6.500% due 09/15/2020		13,700	13,940
7.875% due 11/01/2026		2,985	3,067
Petco Animal Supplies, Inc.
9.250% due 12/01/2018		26,000	28,535
PetroBakken Energy Ltd.
8.625% due 02/01/2020		21,900	21,845
Petrohawk Energy Corp.
6.250% due 06/01/2019		19,000	21,301
7.250% due 08/15/2018		41,050	46,242
PHH Corp.
9.250% due 03/01/2016		5,850	6,245
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		36,000	36,675
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		18,000	19,282
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		54,850	58,278
9.250% due 04/01/2015		10,950	11,306
Pittsburgh Glass Works LLC
8.500% due 04/15/2016		10,000	9,250
Plains Exploration & Production Co.
6.125% due 06/15/2019		24,000	24,240
6.625% due 05/01/2021		17,653	17,918
6.750% due 02/01/2022		22,875	23,447
7.625% due 04/01/2020		26,330	27,910
8.625% due 10/15/2019		2,000	2,218
Ply Gem Industries, Inc.
8.250% due 02/15/2018		23,552	23,199
Polymer Group, Inc.
7.750% due 02/01/2019		17,610	18,689
Polypore International, Inc.
7.500% due 11/15/2017		11,500	12,262
Post Holdings, Inc.
7.375% due 02/15/2022		8,000	8,460
Precision Drilling Corp.
6.500% due 12/15/2021		3,000	3,075
6.625% due 11/15/2020		6,000	6,210
Prestige Brands, Inc.
8.125% due 02/01/2020		10,500	11,576
8.250% due 04/01/2018		2,375	2,613
Priory Group PLC
7.000% due 02/15/2018	GBP	4,250	6,456
8.875% due 02/15/2019		2,500	3,406
Production Resource Group, Inc.
8.875% due 05/01/2019		$9,350	7,106
Prospect Medical Holdings, Inc.
8.375% due 05/01/2019		4,000	3,950
PVH Corp.
7.375% due 05/15/2020		25,945	28,864
Quebecor Media, Inc.
7.750% due 03/15/2016		57,165	58,880
Quicksilver Resources, Inc.
9.125% due 08/15/2019		2,175	1,903
11.750% due 01/01/2016		18,225	17,838
Quiksilver, Inc.
6.875% due 04/15/2015		15,000	14,550
QVC, Inc.
7.125% due 04/15/2017		8,825	9,377
7.375% due 10/15/2020		2,980	3,304
7.500% due 10/01/2019		8,545	9,492
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	6,055	7,643
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$10,250	9,891
9.875% due 04/15/2017		15,750	12,403
Rain CII Carbon LLC
8.000% due 12/01/2018		17,725	17,991

Range Resources Corp.
5.000% due 08/15/2022		14,000	13,842
5.750% due 06/01/2021		16,150	16,957
6.750% due 08/01/2020		16,225	17,685
7.250% due 05/01/2018		175	186
7.500% due 10/01/2017		100	105
RBS Global, Inc.
8.500% due 05/01/2018		97,341	106,102
Refresco Group BV
7.375% due 05/15/2018	EUR	7,500	8,922
Regal Cinemas Corp.
8.625% due 07/15/2019		$3,000	3,323
Regency Energy Partners LP
6.500% due 07/15/2021		20,000	21,100
Rexel S.A.
6.125% due 12/15/2019		18,650	18,860
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		6,180	6,458
7.125% due 04/15/2019		29,825	31,391
7.750% due 10/15/2016		7,000	7,403
7.750% due 10/15/2016	EUR	2,000	2,645
7.875% due 08/15/2019		$14,950	16,258
8.500% due 05/15/2018		46,930	46,226
8.500% due 02/15/2021		42,775	40,850
9.000% due 04/15/2019		33,500	33,584
9.875% due 08/15/2019		56,550	58,741
Rhodia S.A.
6.875% due 09/15/2020		12,035	13,299
Rockies Express Pipeline LLC
5.625% due 04/15/2020		12,050	11,026
6.850% due 07/15/2018		4,000	3,940
Roofing Supply Group LLC
10.000% due 06/01/2020		8,250	8,663
Sable International Finance Ltd.
8.750% due 02/01/2020		7,650	8,224
Sally Holdings LLC
5.750% due 06/01/2022		16,075	16,899
6.875% due 11/15/2019		9,550	10,433
Samson Investment Co.
9.750% due 02/15/2020		48,750	48,567
SandRidge Energy, Inc.
4.086% due 04/01/2014		11,122	11,023
7.500% due 03/15/2021		59,250	58,806
8.000% due 06/01/2018		1,250	1,272
8.125% due 10/15/2022		61,175	61,863
8.750% due 01/15/2020		1,000	1,048
9.875% due 05/15/2016		6,740	7,414
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	3,800	4,689
6.625% due 04/15/2021		$6,750	6,413
7.750% due 07/15/2017 (b)		7,250	7,368
8.375% due 06/15/2019 (b)		5,000	5,025
Schaeffler Finance BV
7.750% due 02/15/2017		5,050	5,290
7.750% due 02/15/2017	EUR	34,979	46,318
8.500% due 02/15/2019		$28,765	30,850
8.750% due 02/15/2019	EUR	25,625	34,496
Scientific Games Corp.
8.125% due 09/15/2018		$4,750	5,118
Scientific Games International, Inc.
9.250% due 06/15/2019		5,500	6,050
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		6,425	6,923
7.250% due 01/15/2018		3,150	3,418
Sealed Air Corp.
6.875% due 07/15/2033		3,000	2,895
7.875% due 06/15/2017		5,000	5,425
8.125% due 09/15/2019		26,604	29,796
8.375% due 09/15/2021		21,228	24,094
Sealy Mattress Co.
10.875% due 04/15/2016		11,790	12,822
Seneca Gaming Corp.
8.250% due 12/01/2018		7,750	7,983
Sensata Technologies BV
6.500% due 05/15/2019		25,000	25,937
ServiceMaster Co.
8.000% due 02/15/2020		9,250	10,117
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		3,950	4,098
Simmons Foods, Inc.
10.500% due 11/01/2017		8,600	8,127
SM Energy Co.
6.500% due 01/01/2023		5,000	5,044
Smithfield Foods, Inc.
7.750% due 07/01/2017		23,262	25,850
10.000% due 07/15/2014		8,216	9,418

Smurfit Kappa Funding PLC
7.750% due 04/01/2015		1,650	1,675
Smurfit Kappa Treasury Funding Ltd.
7.500% due 11/20/2025		5,600	5,628
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		10,404	10,092
9.125% due 02/01/2015		7,750	7,818
Sonat, Inc.
7.000% due 02/01/2018		7,109	7,749
Sophia LP
9.750% due 01/15/2019		22,575	24,099
Spectrum Brands, Inc.
6.750% due 03/15/2020		10,000	10,363
9.500% due 06/15/2018		53,425	60,637
SPX Corp.
6.875% due 09/01/2017		13,675	14,974
Steel Dynamics, Inc.
7.375% due 11/01/2012		800	810
7.625% due 03/15/2020		6,000	6,450
7.750% due 04/15/2016		2,275	2,355
STHI Holding Corp.
8.000% due 03/15/2018		24,515	26,047
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	8,850	9,646
Suburban Propane Partners LP
7.375% due 03/15/2020		$3,950	4,128
SunGard Data Systems, Inc.
7.375% due 11/15/2018		36,612	39,449
7.625% due 11/15/2020		30,000	32,100
10.250% due 08/15/2015		9,000	9,293
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	15,500	20,890
Sunrise Communications International S.A.
7.000% due 12/31/2017	CHF	7,750	8,778
7.000% due 12/31/2017	EUR	2,675	3,622
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$13,125	14,306
Taminco Global Chemical Corp.
9.750% due 03/31/2020		20,000	20,650
Teck Resources Ltd.
10.250% due 05/15/2016		7,626	8,519
10.750% due 05/15/2019		27,488	33,096
Teleflex, Inc.
6.875% due 06/01/2019		10,000	10,675
Telesat LLC
12.500% due 11/01/2017		6,200	6,944
Tenet Healthcare Corp.
8.000% due 08/01/2020		26,250	27,300
8.875% due 07/01/2019		13,000	14,657
10.000% due 05/01/2018		8,745	10,057
Terex Corp.
6.500% due 04/01/2020		1,250	1,269
8.000% due 11/15/2017		4,500	4,691
Thermon Industries, Inc.
9.500% due 05/01/2017		6,526	7,211
Thompson Creek Metals Co., Inc.
7.375% due 06/01/2018		3,000	2,423
Tomkins LLC
9.000% due 10/01/2018		76,241	85,199
Townsquare Radio LLC
9.000% due 04/01/2019		6,400	6,720
TransDigm, Inc.
7.750% due 12/15/2018		73,205	80,709
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		24,500	26,582
TransUnion LLC
11.375% due 06/15/2018		53,995	63,782
TreeHouse Foods, Inc.
7.750% due 03/01/2018		11,650	12,655
Trinidad Drilling Ltd.
7.875% due 01/15/2019		5,025	5,364
Triumph Group, Inc.
8.625% due 07/15/2018		17,625	19,652
Truven Health Analytics, Inc.
10.625% due 06/01/2020		17,000	17,765
TRW Automotive, Inc.
7.250% due 03/15/2017		14,750	16,926
UAL Pass-Through Trust
9.750% due 07/15/2018		25,464	28,965
Unitymedia GmbH
9.500% due 03/15/2021	EUR	7,600	10,483
Unitymedia Hessen GmbH & Co. KG
4.912% due 03/15/2018		4,250	5,405
7.500% due 03/15/2019		$9,250	9,851
7.500% due 03/15/2019	EUR	4,300	5,687
8.125% due 12/01/2017		1,850	2,517

Universal City Development Partners Ltd.
10.875% due 11/15/2016		$4,241	4,990
Univision Communications, Inc.
6.875% due 05/15/2019		23,500	24,322
7.875% due 11/01/2020		28,513	30,651
8.500% due 05/15/2021		45,100	45,664
UPC Holding BV
8.000% due 11/01/2016	EUR	8,250	10,936
8.375% due 08/15/2020		30,000	39,484
9.750% due 04/15/2018		10,273	14,008
9.875% due 04/15/2018		$2,000	2,200
UPCB Finance Ltd.
6.375% due 07/01/2020	EUR	27,500	34,366
6.625% due 07/01/2020		$10,750	10,965
6.875% due 01/15/2022		18,775	19,244
7.250% due 11/15/2021		10,500	11,025
7.625% due 01/15/2020	EUR	27,250	36,382
UR Merger Sub Corp.
8.250% due 02/01/2021		$16,535	17,692
UR Merger Sub. Corp.
5.750% due 07/15/2018		6,250	6,516
7.375% due 05/15/2020		21,250	22,259
7.625% due 04/15/2022		38,150	40,057
8.375% due 09/15/2020		27,250	28,817
10.875% due 06/15/2016		2,500	2,822
US Foods, Inc.
8.500% due 06/30/2019		27,635	28,188
USG Corp.
7.875% due 03/30/2020		9,625	10,010
Valeant Pharmaceuticals International
6.500% due 07/15/2016		19,750	20,737
6.750% due 10/01/2017		7,600	7,961
6.750% due 08/15/2021		36,500	35,952
6.875% due 12/01/2018		13,000	13,504
7.000% due 10/01/2020		45,970	46,660
7.250% due 07/15/2022		19,950	20,100
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		5,750	5,836
8.000% due 02/01/2018		35,800	36,784
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		221	148
Vertellus Specialties, Inc.
9.375% due 10/01/2015		11,450	9,475
Viasystems, Inc.
7.875% due 05/01/2019		9,500	9,524
Videotron Ltee
5.000% due 07/15/2022		20,000	20,400
9.125% due 04/15/2018		3,775	4,153
Visant Corp.
10.000% due 10/01/2017		17,250	17,207
VWR Funding, Inc.
10.250% due 07/15/2015		36,426	37,701
Warner Chilcott Co. LLC
7.750% due 09/15/2018		80,265	86,486
Welltec A/S
8.000% due 02/01/2019		5,000	4,825
Whiting Petroleum Corp.
6.500% due 10/01/2018		10,000	10,700
Windstream Corp.
7.000% due 03/15/2019		15,582	16,049
7.750% due 10/15/2020		28,485	30,337
7.750% due 10/01/2021		14,650	15,602
7.875% due 11/01/2017		6,000	6,570
8.125% due 08/01/2013		2,280	2,414
8.125% due 09/01/2018		1,600	1,728
WMG Acquisition Corp.
9.500% due 06/15/2016		25,255	27,654
Wok Acquisition Corp.
10.250% due 06/30/2020		3,950	4,088
Wynn Las Vegas LLC
5.375% due 03/15/2022		23,000	23,172
7.750% due 08/15/2020		36,125	40,189
7.875% due 11/01/2017		5,150	5,691
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	8,600	10,448
YCC Holdings LLC
10.250% due 02/15/2016 (c)		$7,650	7,822
Zayo Escrow Corp.
8.125% due 01/01/2020		13,250	13,912
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	32,600	44,968

			11,041,628

UTILITIES 7.5%
AES Corp.
7.375% due 07/01/2021	$27,825	31,094
7.750% due 03/01/2014	1,335	1,455
7.750% due 10/15/2015	8,734	9,848
8.000% due 10/15/2017	23,575	26,934
8.000% due 06/01/2020	22,570	26,012
9.750% due 04/15/2016	36,400	43,316
AES Ironwood LLC
8.857% due 11/30/2025	39,864	46,143
AES Red Oak LLC
8.540% due 11/30/2019	21,858	23,279
9.200% due 11/30/2029	3,795	4,080
Calpine Construction Finance Co. LP
8.000% due 06/01/2016	2,000	2,170
Calpine Corp.
7.500% due 02/15/2021	44,754	48,558
7.875% due 07/31/2020	40,500	44,854
7.875% due 01/15/2023	11,250	12,319
Chesapeake Midstream Partners LP
6.125% due 07/15/2022	8,750	8,619
Chesapeake Oilfield Operating LLC
6.625% due 11/15/2019	7,000	6,335
Cincinnati Bell Telephone Co. LLC
6.300% due 12/01/2028	2,000	1,655
CMS Energy Corp.
8.750% due 06/15/2019	2,100	2,602
Coffeyville Resources LLC
9.000% due 04/01/2015	3,645	3,900
Covanta Holding Corp.
6.375% due 10/01/2022	6,500	6,907
7.250% due 12/01/2020	8,840	9,624
Energy Future Holdings Corp.
9.750% due 10/15/2019	4,137	4,282
10.000% due 01/15/2020	38,000	40,755
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019	3,546	3,670
10.000% due 12/01/2020	21,750	23,762
EP Energy LLC
6.875% due 05/01/2019	7,850	8,213
9.375% due 05/01/2020	10,000	10,375
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016	15,982	15,383
Frontier Communications Corp.
6.625% due 03/15/2015	5,725	6,097
7.000% due 11/01/2025	1,650	1,452
7.125% due 03/15/2019	39,995	40,595
7.450% due 07/01/2035	6,144	4,961
7.875% due 04/15/2015	8,975	9,917
7.875% due 01/15/2027	1,875	1,659
8.125% due 10/01/2018	2,500	2,669
8.250% due 05/01/2014	135	149
8.250% due 04/15/2017	5,000	5,400
8.500% due 04/15/2020	4,875	5,192
9.000% due 08/15/2031	20,060	19,258
GenOn Energy, Inc.
7.875% due 06/15/2017	2,000	1,870
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016	30,000	31,725
Linn Energy LLC
6.500% due 05/15/2019	7,750	7,711
7.750% due 02/01/2021	5,000	5,250
8.625% due 04/15/2020	16,700	18,078
MarkWest Energy Partners LP
6.750% due 11/01/2020	6,905	7,371
MetroPCS Wireless, Inc.
6.625% due 11/15/2020	29,075	28,712
Midwest Generation LLC
8.560% due 01/02/2016	37,044	35,377
NFR Energy LLC
9.750% due 02/15/2017	22,850	19,079
NGPL PipeCo LLC
7.119% due 12/15/2017	10,851	10,905
9.625% due 06/01/2019	28,750	30,906
NRG Energy, Inc.
7.375% due 01/15/2017	48,380	50,436
7.625% due 01/15/2018	36,930	38,407
7.875% due 05/15/2021	12,500	12,687
8.250% due 09/01/2020	40,500	42,120
8.500% due 06/15/2019	1,550	1,628

NSG Holdings LLC
7.750% due 12/15/2025		29,213	29,359
Penn Virginia Corp.
10.375% due 06/15/2016		6,675	6,441
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		6,000	6,090
Qwest Corp.
7.200% due 11/10/2026		10,026	10,151
Sprint Capital Corp.
6.900% due 05/01/2019		103,235	97,557
8.750% due 03/15/2032		38,710	35,420
Sprint Nextel Corp.
6.000% due 12/01/2016		51,170	49,251
7.000% due 03/01/2020		20,000	20,850
8.375% due 08/15/2017		17,830	18,365
9.000% due 11/15/2018		23,625	26,460
Targa Resources Partners LP
6.375% due 08/01/2022		5,500	5,514
6.875% due 02/01/2021		17,650	18,444
7.875% due 10/15/2018		500	543
Tenaska Alabama Partners LP
7.000% due 06/30/2021		24,709	26,285
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		13,950	15,275
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	9,000	111
1.500% due 05/30/2014		28,000	335
1.850% due 07/28/2014		28,000	336
4.100% due 05/29/2015		3,000	37
4.500% due 03/24/2014	EUR	14,500	18,327
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$5,000	4,997
7.748% due 02/02/2021		17,700	17,138
VimpelCom Holdings BV
7.504% due 03/01/2022		14,600	13,752
Virgin Media Finance PLC
9.500% due 08/15/2016		13,693	15,336
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (l)		474	481

			1,342,610

Total Corporate Bonds & Notes (Cost $13,600,279)			14,153,408

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Community Redevelopment Agency, California Revenue Bonds, Series 2002
9.000% due 09/01/2012		170	171
9.750% due 09/01/2017		1,160	1,175
9.750% due 09/01/2022		1,375	1,391
9.750% due 09/01/2027		2,170	2,193
9.750% due 09/01/2032		3,480	3,512

			8,442

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		3,200	274

Total Municipal Bonds & Notes (Cost $8,288)			8,716

U.S. GOVERNMENT AGENCIES 0.0%
Freddie Mac
5.000% due 07/15/2014		200	219

Total U.S. Government Agencies (Cost $215)			219

MORTGAGE-BACKED SECURITIES 0.6%
American Home Mortgage Assets LLC
0.435% due 05/25/2046		2,444	1,288
0.847% due 02/25/2047		1,150	504
American Home Mortgage Investment Trust
2.237% due 09/25/2045		782	630
Banc of America Alternative Loan Trust
0.645% due 05/25/2035		1,485	984
Banc of America Funding Corp.
5.244% due 11/20/2035		476	382
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		322	236
BCAP LLC Trust
0.415% due 01/25/2037 ^		1,319	694
Bear Stearns Adjustable Rate Mortgage Trust
2.729% due 01/25/2035		244	199
5.469% due 02/25/2036		394	241

Bear Stearns Alt-A Trust
2.639% due 01/25/2035	75	58
4.927% due 11/25/2036	6,151	3,605
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^	705	433
2.893% due 03/25/2034	172	157
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^	515	297
0.439% due 12/20/2046	8,932	4,837
0.454% due 03/20/2046	581	291
0.475% due 08/25/2046	921	113
0.495% due 09/25/2046	700	62
0.495% due 10/25/2046	349	88
0.505% due 07/25/2035	265	156
0.515% due 05/25/2036	395	59
1.015% due 11/25/2035	682	390
5.027% due 10/25/2035	320	222
5.272% due 10/25/2035 ^	1,166	774
5.500% due 11/25/2035	5,992	4,661
5.750% due 03/25/2037	455	311
6.500% due 11/25/2037	932	709
6.905% due 07/25/2036 (a)	21,406	5,394
Countrywide Home Loan Mortgage Pass-Through Trust
0.545% due 04/25/2046	570	94
2.778% due 03/25/2037 ^	334	161
2.882% due 02/25/2047 ^	402	217
5.259% due 02/20/2036	463	333
5.304% due 04/20/2036	368	255
5.533% due 09/25/2047 ^	473	313
Credit Suisse Mortgage Capital Certificates
6.000% due 10/25/2021 ^	51	44
Deutsche ALT-A Securities, Inc.
4.976% due 10/25/2035	332	242
5.869% due 10/25/2036 ^	539	314
5.886% due 10/25/2036 ^	539	315
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 03/19/2045	374	244
0.563% due 07/19/2045	355	45
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035	81	59
2.608% due 10/25/2034	88	73
6.000% due 05/25/2036	2,237	1,684
Greenpoint Mortgage Funding Trust
0.445% due 10/25/2046	721	180
0.445% due 12/25/2046 ^	541	137
0.515% due 04/25/2036 ^	402	56
GSR Mortgage Loan Trust
0.505% due 08/25/2046	638	98
2.679% due 04/25/2035	56	51
2.705% due 01/25/2036	1,025	811
5.750% due 03/25/2036	3,896	3,385
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	2,448	1,355
0.433% due 01/19/2038	313	189
5.304% due 08/19/2036 ^	434	308
5.750% due 08/19/2036 ^	4,101	2,417
Impac CMB Trust
0.985% due 11/25/2034	48	43
Indymac Index Mortgage Loan Trust
0.455% due 05/25/2046	308	193
0.515% due 06/25/2037	520	108
2.628% due 08/25/2035	2,443	1,785
4.821% due 09/25/2035	2,233	1,459
4.962% due 01/25/2036	333	235
4.993% due 06/25/2036	535	427
5.026% due 10/25/2035	330	254
Indymac Mortgage Loan Trust
5.495% due 08/25/2036	660	644
JPMorgan Mortgage Trust
6.000% due 08/25/2037	1,020	870
Luminent Mortgage Trust
0.415% due 12/25/2036	1,701	995
0.425% due 12/25/2036	540	292
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	1,010	552
0.545% due 05/25/2047	800	141
0.585% due 05/25/2047	600	46
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037	985	700
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	290	242
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	458	405
Residential Accredit Loans, Inc.
0.425% due 06/25/2046	7,153	2,430
0.475% due 05/25/2037	640	136
0.495% due 08/25/2037	1,016	605
5.322% due 09/25/2035	378	257
5.500% due 02/25/2036 ^	7,605	4,423

Residential Asset Securitization Trust
6.000% due 05/25/2037	1,885	1,452
6.250% due 10/25/2036 ^	1,109	727
Sequoia Mortgage Trust
2.636% due 01/20/2047	455	333
Structured Adjustable Rate Mortgage Loan Trust
2.853% due 03/25/2034	92	90
4.752% due 09/25/2036 ^	686	329
5.118% due 05/25/2036	700	540
5.174% due 11/25/2035 ^	350	234
6.000% due 10/25/2037 ^	336	157
Structured Asset Mortgage Investments, Inc.
0.455% due 05/25/2046	2,088	969
0.465% due 09/25/2047	60,479	24,060
0.493% due 07/19/2035	132	114
0.505% due 05/25/2046 ^	369	31
0.525% due 02/25/2036	327	180
0.545% due 08/25/2036	900	177
Suntrust Alternative Loan Trust
0.595% due 04/25/2036 ^	5,694	1,679
TBW Mortgage-Backed Pass-Through Certificates
6.015% due 07/25/2037	450	275
WaMu Mortgage Pass-Through Certificates
0.465% due 07/25/2046 ^	182	20
0.655% due 11/25/2045	543	358
0.655% due 12/25/2045	488	322
0.678% due 11/25/2034	835	644
0.898% due 01/25/2047	1,822	1,074
2.390% due 01/25/2047	646	499
2.452% due 04/25/2037	548	355
5.178% due 02/25/2037	1,664	1,170
5.711% due 10/25/2036	4,421	3,226
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.912% due 04/25/2047 ^	536	45
1.092% due 07/25/2046 ^	110	42

Total Mortgage-Backed Securities (Cost $96,962)		97,499

ASSET-BACKED SECURITIES 0.2%
Argent Securities, Inc.
1.295% due 12/25/2033	4,880	3,756
Carrington Mortgage Loan Trust
0.395% due 08/25/2036	850	290
Countrywide Asset-Backed Certificates
5.689% due 10/25/2046	86	57
Credit-Based Asset Servicing and Securitization LLC
5.273% due 01/25/2037	9,238	3,335
GSAA Trust
0.545% due 05/25/2047	656	393
GSAMP Trust
0.315% due 12/25/2036	125	76
Lehman XS Trust
0.475% due 06/25/2046 ^	159	9
0.475% due 08/25/2046 ^	145	11
0.485% due 09/25/2046 ^	288	24
0.485% due 11/25/2046	438	64
MASTR Asset-Backed Securities Trust
0.455% due 11/25/2036	2,887	1,060
Merrill Lynch First Franklin Mortgage Loan Trust
0.365% due 07/25/2037	24,858	13,984
Mid-State Trust
7.791% due 03/15/2038	270	257
Morgan Stanley ABS Capital
0.385% due 05/25/2037	1,555	535
Morgan Stanley Mortgage Loan Trust
0.475% due 02/25/2037	426	174
0.605% due 04/25/2037	542	204
5.750% due 04/25/2037	114	86
6.000% due 07/25/2047	284	202
Novastar Home Equity Loan
0.345% due 03/25/2037	198	196
RAAC Series
0.645% due 06/25/2047	700	378
Residential Asset Securities Corp.
0.395% due 08/25/2036	700	389

Structured Asset Securities Corp.
0.545% due 06/25/2035		14,107	9,592

Total Asset-Backed Securities (Cost $36,194)			35,072

SOVEREIGN ISSUES 0.6%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	205,600	105,112

Total Sovereign Issues (Cost $96,324)			105,112

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (d)		1,180,515	1,102
Local Insight Media Holdings, Inc. (l)		6,323	183

			1,285

HEALTH CARE (l) 0.0%
NVHL S.A. ‘A’		170,260	485
NVHL S.A. ‘B’		170,260	485
NVHL S.A. ‘C’		170,260	485
NVHL S.A. ‘D’		170,260	485
NVHL S.A. ‘E’		170,260	485
NVHL S.A. ‘F’		170,260	485
NVHL S.A. ‘G’		170,260	485
NVHL S.A. ‘H’		170,260	485
NVHL S.A. ‘I’		170,260	485
NVHL S.A. ‘J’		170,260	485

			4,850

Total Common Stocks (Cost $42,134)			6,135

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Wells Fargo & Co.
7.500% due 03/15/2013		30,550	34,369

Total Convertible Preferred Securities (Cost $21,785)			34,369

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Ally Financial, Inc.
7.000% due 07/30/2012 (f)		38,500	34,302
GMAC Capital Trust
8.125% due 02/15/2040		900,000	21,645

Total Preferred Securities (Cost $58,839)			55,947

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		$19,200	19,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $19,562. Repurchase proceeds are $19,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,733	4,733
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $4,832. Repurchase proceeds are $4,733.)

			23,933

U.S. TREASURY BILLS 0.0%
0.127% due 08/02/2012 – 04/04/2013 (e)(h)(j)		3,106	3,104

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (g) 14.1%
PIMCO Short-Term Floating NAV Portfolio		162,775,335	1,631,009

PIMCO Short-Term Floating NAV Portfolio III	88,178,352	882,048
		2,513,057

Total Short-Term Instruments (Cost $2,540,270)		2,540,094

Total Investments 99.8% (Cost $17,283,331)		$17,799,186
Other Assets and Liabilities (Net) 0.2%		43,978

Net Assets 100.0%		$17,843,164

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Payment in-kind bond security.

(d)	Non-income producing security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $350 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	On June 30, 2012, securities valued at $22,435 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(0.750%)	10/17/2011	10/15/2013	$14,200	$(14,173)
	(0.750%)	01/17/2012	06/15/2013	547	(546)
DEU	(0.750%)	03/06/2012	03/05/2014	4,906	(4,897)
SAL	(0.750%)	10/14/2011	10/14/2013	2,041	(2,037)

					$(21,653)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $21,694 at a weighted average interest rate of (0.750%).

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,754 and cash of $13,719 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.HY-15 5-Year Index	5.000%	12/20/2015	$121,392	$1,815	$7,277
CDX.HY-16 5-Year Index	5.000%	06/20/2016	114,000	65	6,905
CDX.HY-18 5-Year Index	5.000%	06/20/2017	44,550	(1,527)	333

				$353	$14,515

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Loan Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
AES Corp.	FBF	5.000%	06/20/2014	1.525%	$4,100	$285	$(246)	$531
AES Corp.	GST	5.000%	12/20/2013	1.254%	11,250	638	(872)	1,510
AES Corp.	RYL	5.000%	12/20/2014	1.858%	5,000	388	20	368
AES Corp.	UAG	5.000%	12/20/2014	1.858%	5,000	388	20	368
Ally Financial, Inc.	BOA	7.000%	12/20/2012	1.620%	2,500	70	0	70
Ally Financial, Inc.	BOA	5.000%	09/20/2013	2.160%	37,000	1,333	(9,712)	11,045
Ally Financial, Inc.	DUB	6.350%	12/20/2012	1.620%	3,650	90	0	90
ARAMARK Corp.	CBK	5.000%	03/20/2014	1.116%	5,100	347	(139)	486
Biomet, Inc.	CBK	6.500%	06/20/2014	1.782%	3,000	274	0	274
Biomet, Inc.	JPM	8.000%	03/20/2014	1.717%	4,000	429	0	429
Biomet, Inc.	MYC	3.550%	03/20/2013	1.142%	1,500	28	0	28
Cablevision Systems Corp.	UAG	1.450%	09/20/2013	1.170%	2,600	10	0	10
Celanese Corp.	UAG	1.450%	12/20/2012	0.580%	2,000	9	0	9
Community Health Systems, Inc.	CBK	5.000%	09/20/2014	2.839%	2,900	140	(261)	401
Community Health Systems, Inc.	GST	5.000%	12/20/2013	2.015%	22,500	1,018	(2,231)	3,249
Community Health Systems, Inc.	JPM	5.000%	12/20/2013	2.015%	3,750	169	(366)	535
CSC Holdings LLC	MYC	3.650%	03/20/2013	0.959%	1,500	31	0	31
El Paso Corp.	GST	5.000%	09/20/2014	0.921%	30,325	2,784	(2,881)	5,665
Ford Motor Co.	UAG	2.490%	12/20/2012	0.385%	1,000	11	0	11
Ford Motor Co.	UAG	2.590%	03/20/2013	0.385%	5,000	85	0	85
GenOn Energy, Inc.	BRC	5.000%	09/20/2014	6.497%	3,800	(108)	(598)	490
GenOn Energy, Inc.	GST	5.000%	09/20/2014	6.497%	2,250	(65)	(394)	329
HCA, Inc.	BOA	4.650%	09/20/2013	1.451%	3,000	122	0	122
HCA, Inc.	CBK	2.000%	09/20/2012	0.662%	4,400	17	0	17
HCA, Inc.	FBF	5.000%	06/20/2014	1.694%	9,600	613	(1,050)	1,663
NRG Energy, Inc.	BOA	5.500%	12/20/2013	2.268%	5,250	257	0	257
NRG Energy, Inc.	FBF	5.000%	12/20/2013	2.268%	3,750	156	(42)	198
NRG Energy, Inc.	GST	4.200%	09/20/2013	1.750%	6,875	215	0	215
NRG Energy, Inc.	JPM	5.380%	12/20/2013	2.268%	4,500	212	0	212
Oshkosh Corp.	UAG	2.100%	12/20/2012	1.034%	2,000	12	0	12
Qwest Capital Funding, Inc.	CBK	3.350%	12/20/2012	0.478%	1,100	16	0	16
Qwest Capital Funding, Inc.	FBF	3.100%	12/20/2012	0.478%	5,000	68	0	68
SLM Corp.	BOA	5.000%	09/20/2014	2.656%	18,650	971	(2,611)	3,582
SLM Corp.	BRC	5.000%	12/20/2013	2.045%	4,250	191	(467)	658
SLM Corp.	DUB	5.000%	09/20/2014	2.656%	2,000	104	(225)	329
SLM Corp.	MYC	5.000%	06/20/2014	2.492%	6,000	299	(1,020)	1,319
SunGard Data Systems, Inc.	BRC	5.000%	09/20/2014	2.636%	2,000	106	(230)	336
SunGard Data Systems, Inc.	CBK	5.000%	03/20/2014	2.096%	4,000	204	(261)	465
SunGard Data Systems, Inc.	MYC	3.800%	03/20/2013	1.181%	1,500	30	0	30
TRW Automotive Holdings Corp.	UAG	1.150%	03/20/2013	0.502%	2,000	10	0	10

						$11,957	$(23,566)	$35,523

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$25,440	$332	$(63)	$395
CDX.HY-15 5-Year Index	RYL	5.000%	12/20/2015	72,000	937	(614)	1,551
CDX.HY-15 5-Year Index	UAG	5.000%	12/20/2015	49,008	638	1,930	(1,292)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	7,200	(7)	12	(19)
CDX.HY-16 5-Year Index	MYC	5.000%	06/20/2016	58,320	(53)	781	(834)
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	24,750	(836)	(882)	46
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012	8,680	33	0	33
CDX.IG-9 5-Year Index 30-100%	DUB	0.760%	12/20/2012	11,574	45	0	45

					$1,089	$1,164	$(75)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or loan issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	MaturIty Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Continental Airlines, Inc.	6.920%	04/02/2013	07/01/2003	$1,773	$1,776	0.01%
Local Insight Media Holdings, Inc.			11/18/2011	0	183	0.00%
NVHL S.A. ‘A’			03/09/2012	554	485	0.00%
NVHL S.A. ‘B’			03/09/2012	554	485	0.00%
NVHL S.A. ‘C’			03/09/2012	554	485	0.00%
NVHL S.A. ‘D’			03/09/2012	554	485	0.00%
NVHL S.A. ‘E’			03/09/2012	554	485	0.00%
NVHL S.A. ‘F’			03/09/2012	554	485	0.00%
NVHL S.A. ‘G’			03/09/2012	554	485	0.00%
NVHL S.A. ‘H’			03/09/2012	554	485	0.00%
NVHL S.A. ‘I’			03/09/2012	554	485	0.00%
NVHL S.A. ‘J’			03/09/2012	554	485	0.00%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	07/28/1995 - 01/01/2010	473	481	0.00%

				$7,786	$7,290	0.01%

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	88,274		$111,362	BPS	$832	$(1,183)	$(351)
07/2012		131,678		172,276	BRC	5,622	(2)	5,620
07/2012		67,839		85,137	CBK	72	(786)	(714)
07/2012		132,730		174,032	DUB	6,045	0	6,045
07/2012		166,954		216,879	FBF	5,895	(314)	5,581
07/2012		71,647		90,655	GSC	0	(15)	(15)
07/2012		73,200		93,383	HUS	1,063	(317)	746
07/2012		67,527		85,963	JPM	1,157	(652)	505
07/2012		12,828		16,280	MSC	46	0	46
07/2012		3,253		4,190	RBC	73	0	73
07/2012	GBP	41,488		65,053	BOA	77	0	77
07/2012		41,489		65,147	DUB	169	0	169
07/2012		33,550		52,727	UAG	188	(5)	183
07/2012		$16,251	EUR	13,000	BPS	202	0	202
07/2012		24,913		19,212	BRC	0	(598)	(598)
07/2012		1,697		1,292	HUS	0	(61)	(61)
07/2012		216,311		173,554	JPM	3,408	(86)	3,322
07/2012		2,067		1,565	RBC	0	(87)	(87)
07/2012		12,428		9,956	RYL	173	0	173
07/2012		233,425		186,223	UAG	2,726	(484)	2,242
07/2012		703	GBP	449	FBF	0	0	0
07/2012		181,143		116,008	JPM	543	0	543
07/2012		109		70	RYL	0	0	0
08/2012	BRL	125,593		$64,272	HUS	2,142	0	2,142
08/2012	CHF	18,423		19,602	HUS	168	0	168
08/2012		1,054		1,117	JPM	5	0	5
08/2012	EUR	170,384		212,270	JPM	0	(3,402)	(3,402)
08/2012		170,383		212,950	UAG	0	(2,721)	(2,721)
08/2012	GBP	112,486		175,645	JPM	0	(512)	(512)
08/2012		$282	CHF	272	BRC	5	0	5
09/2012	CAD	10,157		$9,881	UAG	0	(78)	(78)
09/2012	EUR	12,649		15,907	BPS	0	(111)	(111)
09/2012		5,254		6,583	BRC	7	(77)	(70)
09/2012		11,638		14,520	CBK	0	(218)	(218)
09/2012		2,328		2,911	FBF	0	(37)	(37)
09/2012		3,746		4,689	HUS	0	(55)	(55)
09/2012		4,596		5,813	JPM	18	(25)	(7)
09/2012		211		266	MSC	0	(1)	(1)
09/2012		5,191		6,493	RBC	0	(80)	(80)
09/2012		3,434		4,322	UAG	1	(27)	(26)
09/2012		$2,609	EUR	2,086	DUB	33	0	33
09/2012		2,692		2,135	JPM	11	0	11
09/2012		22,488		17,854	RBC	122	0	122
10/2012		19,033	CNY	120,964	UAG	0	(23)	(23)
02/2013		16,194		102,077	UAG	0	(205)	(205)

						$30,803	$(12,162)	$18,641

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$724,260	$38,355	$762,615
Corporate Bonds & Notes
Banking & Finance	0	1,769,170	0	1,769,170
Industrials	18,800	10,985,178	37,650	11,041,628
Utilities	0	1,306,752	35,858	1,342,610
Municipal Bonds & Notes
California	0	8,442	0	8,442
Puerto Rico	0	274	0	274
U.S. Government Agencies	0	219	0	219
Mortgage-Backed Securities	0	97,499	0	97,499
Asset-Backed Securities	0	35,072	0	35,072
Sovereign Issues	0	105,112	0	105,112
Common Stocks
Consumer Discretionary	1,102	0	183	1,285
Health Care	0	0	4,850	4,850
Convertible Preferred Securities
Banking & Finance	34,369	0	0	34,369
Preferred Securities
Banking & Finance	21,645	34,302	0	55,947
Short-Term Instruments
Repurchase Agreements	0	23,933	0	23,933
U.S. Treasury Bills	0	3,104	0	3,104
PIMCO Short-Term Floating NAV Portfolios	2,513,057	0	0	2,513,057
	$2,588,973	$15,093,317	$116,896	$17,799,186

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	52,108	0	52,108
Foreign Exchange Contracts	0	30,803	0	30,803
	$0	$82,911	$0	$82,911

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,145)	0	(2,145)
Foreign Exchange Contracts	0	(12,162)	0	(12,162)
	$0	$(14,307)	$0	$(14,307)

Totals	$2,588,973	$15,161,921	$116,896	$17,867,790

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$38,362	$0	$0	$0	$(7)	$0	$0	$38,355	$(7)
Corporate Bonds & Notes
Industrials	40,260	0	(2,598)	4	249	(265)	0	0	37,650	(43)
Utilities	35,759	0	0	(20)	0	119	0	0	35,858	117
Common Stocks
Consumer Discretionary	183	0	0	0	0	0	0	0	183	0
Health Care	0	5,540	0	0	0	(690)	0	0	4,850	(690)

Totals	$76,202	$43,902	$(2,598)	$(16)	$249	$(843)	$0	$0	$116,896	$(623)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$38,355	Benchmark Pricing	Base Price	99.00
Corporate Bonds & Notes
Industrials	2,594	Benchmark Pricing	Base Price	97.28 - 99.54
	35,056	Third Party Vendor	Broker Quote	100.00 - 113.75
Utilities	35,377	Third Party Vendor	Broker Quote	95.50
	481	Benchmark Pricing	Base Price	101.50
Common Stocks
Consumer Discretionary	183	Other Valuation Techniques	—	—
Health Care	4,850	Other Valuation Techniques	—	—

Total	$116,896

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 93.3%
ALABAMA 4.4%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$2,000	$2,016
Colbert County-Northwest Alabama Health Care Authority Revenue Bonds, Series 2003
5.750% due 06/01/2027	670	636
Montgomery Medical Clinic Board, Alabama Revenue Bonds, Series 2006
5.250% due 03/01/2031	250	255
5.250% due 03/01/2036	500	508
Pell City Special Care Facilities, Alabama Revenue Bonds, Series 2012
5.000% due 12/01/2039	2,000	2,098
Selma Industrial Development Board, Alabama Revenue Bonds, Series 2011
5.375% due 12/01/2035	9,800	10,529
Tuscaloosa Public Educational Building Authority, Alabama Revenue Bonds, Series 2007
5.000% due 06/01/2026	1,430	1,187

		17,229

ALASKA 0.2%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007
6.000% due 12/01/2036 ^	1,400	756

ARIZONA 2.6%
Apache County, Arizona Industrial Development Authority Revenue Bonds, Series 1998
5.875% due 03/01/2033	100	100
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	4,750	3,711
Mohave County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
8.000% due 05/01/2025	1,100	1,315
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2006
6.375% due 06/01/2036	1,600	1,606
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.625% due 07/01/2038	1,000	916
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2008
6.375% due 09/01/2029	1,850	1,883
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2009
4.950% due 10/01/2020	750	827

		10,358

CALIFORNIA 13.0%
California Health Facilities Financing Authority Revenue Bonds, Series 2007
5.250% due 11/15/2046	7,445	7,808
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,500	1,734
California Municipal Finance Authority Revenue Bonds, Series 2008
5.875% due 10/01/2034	600	648
7.000% due 10/01/2039	500	481
California Municipal Finance Authority Revenue Bonds, Series 2011
6.500% due 11/01/2041	1,000	1,163
7.750% due 04/01/2031	950	1,092
California Pollution Control Financing Authority Revenue Bonds, (FGIC Insured), Series 2004
4.750% due 12/01/2023	1,000	1,079
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, Series 2009
6.250% due 08/01/2039	500	584
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	3,000	3,234
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2033	7,000	7,438
5.000% due 04/01/2037	5,500	5,777
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	365	417
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,190	6,577
Chula Vista, California Revenue Bonds, Series 2004
5.875% due 02/15/2034	1,000	1,161
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033	1,000	757
5.750% due 06/01/2047	2,500	2,015
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	2,000	2,174
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,240	3,954
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2039	5,445	1,300
Tustin Unified School District, California Special Tax Bonds, Series 2010
6.000% due 09/01/2040	500	521

Victor Valley Union High School District, California General Obligation Notes, (AGC Insured), Series 2009
0.000% due 08/01/2018	1,000	855
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	2,130	634

		51,403

COLORADO 2.9%
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007
5.700% due 05/01/2037 (g)	755	683
5.750% due 05/15/2037	805	690
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.300% due 07/01/2037	2,350	2,176
5.900% due 08/01/2037	1,000	952
Colorado Health Facilities Authority Revenue Bonds, Series 2008
5.750% due 05/15/2036	1,000	1,062
Confluence Metropolitan District, Colorado Revenue Bonds, Series 2007
5.400% due 12/01/2027	500	415
5.450% due 12/01/2034	1,000	783
Copperleaf Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2006
5.950% due 12/01/2036	500	383
Madre Metropolitan District No. 2, Colorado General Obligation Bonds, Series 2007
5.500% due 12/01/2036	900	688
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.250% due 11/15/2028	2,205	2,603
Regional Transportation District, Colorado Revenue Bonds, Series 2010
6.000% due 01/15/2034	750	846

		11,281

CONNECTICUT 0.9%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	2,500	2,585
Harbor Point Infrastructure Improvement District, Connecticut Tax Allocation Bonds, Series 2010
7.000% due 04/01/2022	956	1,053

		3,638

DELAWARE 0.6%
Delaware State Economic Development Authority Revenue Bonds, Series 2012
4.625% due 09/01/2032	1,650	1,657
5.000% due 09/01/2042	675	684

		2,341

FLORIDA 4.3%
Beacon Lakes Community Development District, Florida Special Assessment Bonds, Series 2007
6.000% due 05/01/2038	420	420
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	250	223
Florida Development Finance Corp. Revenue Notes, Series 2011
6.500% due 06/15/2021	300	334
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2006
5.250% due 10/01/2041	1,000	1,031
Hillsborough County, Florida Industrial Development Authority Revenue Bonds, Series 2007
5.125% due 05/15/2037	1,000	923
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	1,500	1,496
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2027	3,650	4,068
Lee County Industrial Development Authority, Florida Revenue Bonds, Series 2007
5.375% due 06/15/2037	1,500	1,481
Martin County, Florida Health Facilities Authority Revenue Bonds, Series 2012
5.500% due 11/15/2042	3,000	3,184
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.750% due 07/01/2037	1,780	1,376
St. Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2010
5.875% due 08/01/2040	1,500	1,647
University Square Community Development District, Florida Special Assessment Bonds, Series 2007
5.875% due 05/01/2038	770	779

		16,962

GEORGIA 1.6%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	3,000	3,290
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	250	256
DeKalb County Hospital Authority, Georgia Revenue Bonds, Series 2010
6.125% due 09/01/2040	1,000	1,108
Fulton County, Georgia Residential Care Facilities for the Elderly Authority Revenue Bonds, Series 2006
5.125% due 07/01/2042	250	221

Medical Center Hospital Authority, Georgia Revenue Bonds, Series 2007
5.250% due 07/01/2037	1,500	1,397

		6,272

HAWAII 0.3%
Hawaii State Department of Budget & Finance Revenue Bonds, Series 2012
5.250% due 11/15/2037 (a)	1,000	1,018

IDAHO 0.3%
Nez Perce County, Idaho Revenue Bonds, Series 1996
6.000% due 10/01/2024	1,200	1,205

ILLINOIS 2.9%
Belleville, Illinois Tax Allocation Bonds, Series 2007
5.700% due 05/01/2036	1,000	991
Granite City, Illinois Revenue Bonds, Series 2007
5.125% due 04/01/2027	1,645	1,151
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
7.000% due 01/01/2028	2,000	1,895
Illinois Finance Authority Revenue Bonds, Series 1993
5.950% due 08/15/2026	800	802
Illinois Finance Authority Revenue Bonds, Series 2007
5.375% due 11/15/2039	1,000	977
5.500% due 05/15/2037	750	648
6.000% due 03/01/2037 ^	1,775	591
6.100% due 12/01/2041	675	585
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	504
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	2,000	2,318
Southwestern Illinois Development Authority Revenue Bonds, Series 2007
5.350% due 03/01/2031	1,250	1,029

		11,511

INDIANA 4.1%
East Chicago, Indiana Revenue Bonds, Series 1999
6.375% due 08/01/2029	100	100
Indiana Finance Authority Revenue Bonds, Series 2010
5.000% due 07/01/2040	375	392
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,082
Indiana Health Facility Financing Authority Revenue Bonds, Series 2010
5.000% due 10/01/2026	1,000	1,110
Indiana Municipal Power Agency Revenue Bonds, Series 2009
5.750% due 01/01/2034	1,000	1,055
6.000% due 01/01/2039	1,000	1,157
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.750% due 01/01/2038	2,500	2,799
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2007
5.700% due 09/01/2037	1,750	1,769
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011
7.500% due 09/01/2022	2,100	2,702

		16,166

IOWA 0.8%
Altoona, Iowa Revenue Bonds, Series 2008
6.000% due 06/01/2034	1,000	1,079
Iowa Finance Authority Revenue Bonds, Series 2007
5.500% due 11/15/2027	900	779
5.500% due 11/15/2037	1,650	1,337

		3,195

KANSAS 0.1%
Manhattan, Kansas Revenue Bonds, Series 2007
5.500% due 08/01/2021	250	224
Olathe, Kansas Tax Allocation Bonds, Series 2007
5.500% due 09/01/2026	200	141

		365

KENTUCKY 0.1%
Ohio County, Kentucky Revenue Bonds, Series 2010
6.000% due 07/15/2031	500	541

LOUISIANA 1.1%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	1,000	1,138

Louisiana State Citizens Property Insurance Corp. Revenue Bonds, (AGC Insured), Series 2009
6.125% due 06/01/2025	2,250	2,629
New Orleans Aviation Board, Louisiana Revenue Bonds, (AGC Insured), Series 2009
6.000% due 01/01/2023	500	587

		4,354

MAINE 1.3%
Finance Authority of Maine Revenue Bonds, Series 2005
6.250% due 01/01/2025	5,000	5,055

MARYLAND 0.2%
Maryland Economic Development Corp. Revenue Bonds, Series 2010
5.750% due 09/01/2025	250	267
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2007
5.300% due 01/01/2037	400	356
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	250	301

		924

MASSACHUSETTS 0.7%
Massachusetts Development Finance Agency Revenue Bonds, Series 2007
6.750% due 10/15/2037	1,250	1,300
Massachusetts Educational Financing Authority Revenue Bonds, Series 2009
6.000% due 01/01/2028	1,290	1,468

		2,768

MICHIGAN 3.7%
Detroit Water and Sewerage Department, Michigan Revenue Bonds, Series 2012
5.000% due 07/01/2032	7,500	7,606
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	280
Detroit, Michigan General Obligation Bonds, Series 2010
5.250% due 11/01/2035	1,000	1,074
Doctor Charles Drew Academy, Michigan Certificates of Participation Bonds, Series 2006
5.700% due 11/01/2036	445	337
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	750	732
Global Preparatory Academy, Michigan Revenue Bonds, Series 2007
5.250% due 11/01/2036	250	192
Grand Traverse Academy, Michigan Revenue Bonds, Series 2007
5.000% due 11/01/2036	1,200	957
Meridian Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2026	900	900
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
6.500% due 09/01/2037	1,000	651
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (g)	225	223
Michigan State Hospital Finance Authority Revenue Bonds, Series 2006
5.000% due 11/15/2038	1,000	1,032
Royal Oak Hospital Finance Authority, Michigan Revenue Bonds, Series 2009
8.250% due 09/01/2039	500	639

		14,623

MINNESOTA 0.8%
Falcon Heights, Minnesota Revenue Bonds, Series 2007
6.000% due 11/01/2037	400	371
Faribault, Minnesota Revenue Bonds, Series 2010
6.750% due 05/01/2036	640	687
Minneapolis, Minnesota Revenue Bonds, Series 2007
5.400% due 04/01/2028	725	632
Minneapolis, Minnesota Revenue Bonds, Series 2008
6.750% due 11/15/2032	950	1,141
Washington County, Minnesota Housing & Redevelopment Authority Revenue Bonds, Series 2007
5.625% due 06/01/2037	500	501

		3,332

MISSOURI 0.8%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	750	195
Cottleville, Missouri Certificates of Participation Bonds, Series 2006
5.250% due 08/01/2031	250	247
Grindstone Plaza Transportation Development District, Missouri Revenue Bonds, Series 2006
5.500% due 10/01/2031	250	190
5.550% due 10/01/2036	45	33
Joplin Industrial Development Authority, Missouri Revenue Bonds, Series 2007
5.750% due 05/15/2031	1,485	1,540
Kansas City, Missouri Tax Allocation Notes, Series 2011
5.000% due 06/01/2021	315	327
Manchester, Missouri Tax Allocation Bonds, Series 2010
6.875% due 11/01/2039	250	266

Thirty-Ninth Street Transportation Development District, Missouri Revenue Bonds, Series 2008
6.875% due 09/01/2032	500	492

		3,290

MONTANA 0.2%
Hardin, Montana Tax Allocation Bonds, Series 2006
0.000% due 09/01/2031 (b)	830	622

NEBRASKA 2.5%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2042	10,000	9,984

NEW HAMPSHIRE 0.8%
New Hampshire Business Finance Authority Revenue Bonds, Series 1992
5.850% due 12/01/2022	3,000	3,019

NEW JERSEY 3.6%
New Jersey Economic Development Authority Revenue Bonds, Series 2000
7.000% due 11/15/2030	60	60
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	4,200	3,250
5.000% due 06/01/2041	14,000	10,888

		14,198

NEW MEXICO 0.1%
Otero County, New Mexico Revenue Bonds, Series 2007
6.000% due 04/01/2028	650	558

NEW YORK 9.1%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	3,500	3,904
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	150	150
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	7,675	8,362
5.750% due 02/15/2047	5,000	5,746
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.500% due 01/01/2027	395	261
6.700% due 01/01/2043	1,500	960
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
7.750% due 08/01/2031 ^	150	160
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	4,000	4,441
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	10,000	11,371
New York State Dormitory Authority Revenue Bonds, Series 2011
6.000% due 07/01/2040	500	582

		35,937

NORTH CAROLINA 1.0%
Charlotte, North Carolina Revenue Bonds, Series 1998
5.600% due 07/01/2027	150	137
Charlotte, North Carolina Revenue Bonds, Series 2000
7.750% due 02/01/2028	60	60
North Carolina Medical Care Commission Revenue Bonds, Series 2006
5.100% due 10/01/2030	50	51
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	968
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 11/01/2033	750	803
6.000% due 04/01/2038	500	511
North Carolina Medical Care Commission Revenue Bonds, Series 2010
6.000% due 01/01/2039	575	615
Northern Hospital District of Surry County, North Carolina Revenue Bonds, Series 2008
6.250% due 10/01/2038	800	858

		4,003

OHIO 3.5%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	1,000	784
5.875% due 06/01/2047	4,250	3,265
6.500% due 06/01/2047	750	634
Butler County, Ohio Revenue Bonds, Series 2010
5.500% due 11/01/2040	500	537
Hamilton County, Ohio Revenue Bonds, Series 2012
5.500% due 06/01/2042	5,000	5,229

Ohio Air Quality Development Authority Revenue Bonds, Series 2009
5.700% due 08/01/2020	3,000	3,477

		13,926

OREGON 0.1%
Oregon State Facilities Authority Revenue Bonds, Series 2010
6.375% due 09/01/2040	200	218

PENNSYLVANIA 3.5%
Allegheny County, Pennsylvania Higher Education Building Authority Revenue Bonds, Series 2008
6.000% due 10/15/2038	750	807
Cambridge Area Joint Authority, Pennsylvania Revenue Bonds, Series 2008
6.000% due 12/01/2037	500	536
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
6.000% due 07/01/2035	500	525
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2010
6.000% due 01/01/2030	3,000	3,145
Harrisburg Authority, Pennsylvania Revenue Bonds, Series 2007
6.000% due 09/01/2036	500	408
Lancaster County Hospital Authority, Pennsylvania Revenue Bonds, Series 2008
6.250% due 07/01/2026	250	266
6.375% due 07/01/2030	1,000	1,065
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2009
6.250% due 01/01/2032	500	558
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2010
6.000% due 07/01/2043	400	442
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 1993
6.625% due 11/15/2023	1,900	1,900
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042 (a)	2,000	1,996
Susquehanna Area Regional Airport Authority, Pennsylvania Revenue Bonds, Series 2008
6.500% due 01/01/2038	1,495	1,573
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	540	548

		13,769

RHODE ISLAND 1.6%
Rhode Island Health & Educational Building Corp. Revenue Bonds, Series 1998
5.400% due 07/01/2013	70	70
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	6,000	6,136

		6,206

SOUTH CAROLINA 0.8%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2007
5.500% due 05/01/2028	1,900	1,935
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	611	21
6.000% due 11/15/2042	1,426	1,038

		2,994

TENNESSEE 2.5%
Claiborne County, Tennessee Industrial Development Board Revenue Bonds, Series 2009
6.375% due 10/01/2034	1,000	1,113
Johnson City Health & Educational Facilities Board, Tennessee Revenue Bonds, Series 2010
6.000% due 07/01/2038	500	566
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	67	1
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	8,000	8,371

		10,051

TEXAS 10.4%
Brazos River Authority, Texas Revenue Bonds, Series 2001
8.250% due 05/01/2033	1,300	195
Brazos River Authority, Texas Revenue Bonds, Series 2003
6.300% due 07/01/2032	515	44
Brazos River Authority, Texas Revenue Bonds, Series 2006
5.000% due 03/01/2041	2,000	135
Central Texas Regional Mobility Authority Revenue Bonds, Series 2011
6.000% due 01/01/2041	1,000	1,132
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2010
6.125% due 12/01/2040	500	557
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.750% due 08/15/2041	1,000	1,101
Guadalupe-Blanco River Authority Industrial Development Corp., Texas Revenue Notes, Series 2008
5.625% due 10/01/2017	775	881
Harris County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2008
7.250% due 12/01/2035	750	924

Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
6.500% due 05/15/2031	450	527
Houston, Texas Airport System Revenue Bonds, Series 1997
6.125% due 07/15/2027	1,545	1,545
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	7,215	7,247
Houston, Texas Airport System Revenue Bonds, Series 2011
6.625% due 07/15/2038	3,500	3,814
Love Field Airport Modernization Corp., Texas Revenue Bonds, Series 2010
5.250% due 11/01/2040	500	527
Lubbock Health Facilities Development Corp., Texas Revenue Bonds, Series 2005
6.625% due 07/01/2036	265	270
Lufkin Health Facilities Development Corp., Texas Revenue Bonds, Series 2007
5.500% due 02/15/2037	750	755
North Texas Tollway Authority Revenue Bonds, Series 2008
5.625% due 01/01/2033	150	164
5.750% due 01/01/2033	350	381
North Texas Tollway Authority Revenue Bonds, Series 2009
6.250% due 01/01/2039	2,000	2,262
North Texas Tollway Authority Revenue Bonds, Series 2010
6.250% due 02/01/2023	1,000	1,130
Parmer County, Texas Hospital District General Obligation Bonds, Series 2007
5.500% due 02/15/2027	345	346
Pharr Higher Education Finance Authority, Texas Revenue Bonds, Series 2009
6.500% due 08/15/2039	500	565
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
5.500% due 08/15/2031	1,000	1,110
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2023	1,150	1,239
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2008
6.250% due 12/15/2026	1,600	1,908
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	4,810	5,759
Texas State Public Finance Authority Charter School Finance Corp. Revenue Bonds, Series 2007
5.375% due 02/15/2037	5,115	5,209
Wise County, Texas Revenue Bonds, Series 2011
8.000% due 08/15/2034	1,000	1,140

		40,867

UTAH 1.6%
Spanish Fork City, Utah Revenue Bonds, Series 2006
5.550% due 11/15/2026	500	492
5.700% due 11/15/2036	1,000	969
Utah County, Utah Revenue Bonds, Series 2007
5.625% due 07/15/2037	2,550	2,262
5.875% due 06/15/2037	1,750	1,576
Utah State Charter School Finance Authority Revenue Bonds, Series 2007
6.000% due 07/15/2037	675	638
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	500	405

		6,342

VIRGINIA 2.6%
James City County, Virginia Economic Development Authority Revenue Bonds, Series 2007
5.500% due 07/01/2037	570	462
Lewistown Commerce Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.050% due 03/01/2027	1,250	956
Peninsula Town Center Community Development Authority, Virginia Revenue Bonds, Series 2007
6.450% due 09/01/2037	993	1,045
Virginia Small Business Financing Authority Revenue Bonds, Series 2012
5.500% due 01/01/2042	7,500	7,913

		10,376

WASHINGTON 0.5%
Clallam County, Washington Public Hospital District No. 1 Revenue Bonds, Series 2008
7.000% due 12/01/2033	1,000	1,070
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	250	306
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	850	794

		2,170

WEST VIRGINIA 0.3%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	500	521

West Virginia Hospital Finance Authority Revenue Bonds, Series 2011
9.125% due 10/01/2041	500	599

		1,120

WISCONSIN 0.9%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2033	250	257
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.000% due 12/01/2038	1,000	1,118
6.625% due 02/15/2032	1,450	1,597

		3,422

Total Municipal Bonds & Notes (Cost $357,902)		368,369

SHORT-TERM INSTRUMENTS 4.3%
REPURCHASE AGREEMENTS 4.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	16,093	16,093

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $16,417. Repurchase proceeds are $16,093.)
U.S. TREASURY BILLS 0.2%
0.130% due 09/06/2012 (c)	960	960

Total Short-Term Instruments (Cost $17,053)		17,053

Total Investments 97.6% (Cost $374,955)		$385,422
Other Assets and Liabilities (Net) 2.4%		9,430

Net Assets 100.0%		$394,852

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Security becomes interest bearing at a future date.

(c)	Securities with an aggregate market value of $960 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Cash of $532 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	190	$(54)

(e)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $2,394 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 23,000	$(1,234)	$(1,934)

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$5,500	$134	$126	$8
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	10,900	265	268	(3)

						$399	$394	$5

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
Puerto Rico Electric Power Authority Revenue Bonds, Series 2007	GST	1.500%	06/20/2018	5.761%	$5,000	$(766)	$0	$(766)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Colorado Educational & Cultural Facilities Authority Revenue Bonds, Series 2007	5.700%	05/01/2037	06/27/2007	$755	$683	0.17%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	07/30/2008	225	223	0.06%

				$980	$906	0.23%

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$17,229	$0	$17,229
Alaska	0	756	0	756
Arizona	0	10,358	0	10,358
California	0	51,403	0	51,403
Colorado	0	11,281	0	11,281
Connecticut	0	3,638	0	3,638
Delaware	0	2,341	0	2,341
Florida	0	16,962	0	16,962
Georgia	0	6,272	0	6,272
Hawaii	0	1,018	0	1,018
Idaho	0	1,205	0	1,205
Illinois	0	11,511	0	11,511
Indiana	0	16,166	0	16,166
Iowa	0	3,195	0	3,195
Kansas	0	365	0	365
Kentucky	0	541	0	541
Louisiana	0	4,354	0	4,354
Maine	0	5,055	0	5,055
Maryland	0	924	0	924
Massachusetts	0	2,768	0	2,768
Michigan	0	14,623	0	14,623
Minnesota	0	3,332	0	3,332
Missouri	0	3,290	0	3,290
Montana	0	622	0	622
Nebraska	0	9,984	0	9,984
New Hampshire	0	3,019	0	3,019
New Jersey	0	14,198	0	14,198
New Mexico	0	558	0	558
New York	0	35,937	0	35,937
North Carolina	0	4,003	0	4,003
Ohio	0	13,926	0	13,926
Oregon	0	218	0	218
Pennsylvania	0	13,769	0	13,769
Rhode Island	0	6,206	0	6,206
South Carolina	0	2,994	0	2,994
Tennessee	0	10,051	0	10,051
Texas	0	40,867	0	40,867
Utah	0	6,342	0	6,342
Virginia	0	10,376	0	10,376
Washington	0	2,170	0	2,170
West Virginia	0	1,120	0	1,120
Wisconsin	0	3,422	0	3,422
Short-Term Instruments
Repurchase Agreements	0	16,093	0	16,093
U.S. Treasury Bills	0	960	0	960
	$0	$385,422	$0	$385,422
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$8	$0	$8
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(769)	0	(769)
Interest Rate Contracts	(54)	(1,934)	0	(1,988)
	$(54)	$(2,703)	$0	$(2,757)

Totals	$(54)	$382,727	$0	$382,673

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Spectrum Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.9%
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		$985	$958
Bausch & Lomb, Inc.
5.250% due 05/17/2019		1,500	1,493
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		1,900	1,687
Cardinal Health, Inc.
4.245% due 09/15/2016		990	984
Clear Channel Communications, Inc.
3.645% due 07/30/2014		1,500	1,366
First Data Corp.
2.995% due 09/24/2014		3,876	3,727
HCA, Inc.
3.495% due 05/01/2018		500	486
Hologic, Inc.
3.500% due 01/29/2013		5,000	4,963
OSI Restaurant Partners LLC
2.491% due 06/14/2013		180	177
2.563% due 06/14/2014		2,268	2,234
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		1,813	1,793
2.750% due 07/24/2014		171	169
Springleaf Finance Corp.
5.500% due 05/10/2017		2,250	2,125
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017		1,920	1,152
Univision Communications, Inc.
2.239% due 09/29/2014		192	187
Wolverine World Wide, Inc.
3.500% due 05/01/2013		2,750	2,722

Total Bank Loan Obligations (Cost $26,802)			26,223

CORPORATE BONDS & NOTES 83.6%
BANKING & FINANCE 11.0%
ABN Amro Bank NV
4.310% due 03/10/2016 (d)	EUR	6,000	5,087
Ally Financial, Inc.
0.000% due 06/15/2015		$1,250	1,059
4.625% due 06/26/2015		1,750	1,762
5.500% due 02/15/2017		3,000	3,052
6.250% due 12/01/2017		4,500	4,759
6.750% due 12/01/2014		500	529
7.500% due 09/15/2020		5,000	5,637
8.000% due 03/15/2020		2,500	2,887
8.000% due 11/01/2031		1,000	1,160
8.300% due 02/12/2015		500	546
American International Group, Inc.
8.175% due 05/15/2068		1,000	1,090
8.625% due 05/22/2068	GBP	500	794
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		$685	596
Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	2,580	1,771
BPCE S.A.
4.625% due 07/30/2015 (d)		1,500	1,177
5.250% due 07/30/2014 (d)		500	421
9.250% due 04/22/2015 (d)		500	549
12.500% due 09/30/2019 (d)		$325	328
Capsugel FinanceCo S.C.A.
9.875% due 08/01/2019	EUR	2,500	3,417
Checkout Holding Corp.
0.000% due 11/15/2015		$1,500	686
CIT Group, Inc.
5.000% due 05/15/2017		1,000	1,031
5.250% due 03/15/2018		7,050	7,288
7.000% due 05/02/2016		1,000	1,004
7.000% due 05/02/2017		384	385
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	500	463
7.589% due 01/30/2020 (d)		700	674
8.375% due 10/13/2019 (d)		$1,000	832
Danske Bank A/S
5.375% due 09/29/2021	GBP	1,750	2,193
E*TRADE Financial Corp.
6.750% due 06/01/2016		$300	307

Ford Motor Credit Co. LLC
5.875% due 08/02/2021		2,500	2,788
6.625% due 08/15/2017		500	570
7.000% due 04/15/2015		750	835
8.000% due 06/01/2014		1,000	1,110
8.000% due 12/15/2016		2,000	2,371
8.700% due 10/01/2014		1,750	1,997
12.000% due 05/15/2015		1,000	1,250
GMAC International Finance BV
7.500% due 04/21/2015	EUR	2,250	2,983
HBOS PLC
0.667% due 09/06/2017		$1,500	1,095
1.471% due 09/01/2016	EUR	250	245
6.750% due 05/21/2018		$4,000	3,780
ILFC E-Capital Trust
6.250% due 12/21/2065		2,500	1,837
Ineos Finance PLC
7.500% due 05/01/2020		2,000	2,025
9.000% due 05/15/2015		1,000	1,060
9.250% due 05/15/2015	EUR	200	271
International Lease Finance Corp.
6.250% due 05/15/2019		$500	510
8.250% due 12/15/2020		1,000	1,148
8.750% due 03/15/2017		250	282
ISS A/S
8.875% due 05/15/2016	EUR	4,000	5,087
KION Finance S.A.
7.875% due 04/15/2018		6,500	8,020
LBG Capital PLC
6.439% due 05/23/2020		2,350	2,387
7.375% due 03/12/2020		100	106
7.867% due 12/17/2019	GBP	500	681
7.869% due 08/25/2020		1,000	1,354
7.875% due 11/01/2020		$1,500	1,372
8.000% due 06/15/2020 (d)		250	213
9.125% due 07/15/2020	GBP	250	343
11.040% due 03/19/2020		1,000	1,590
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		$500	524
Marina District Finance Co., Inc.
9.500% due 10/15/2015		1,000	975
9.875% due 08/15/2018		750	711
Masonite International Corp.
8.250% due 04/15/2021		4,000	4,140
MCE Finance Ltd.
10.250% due 05/15/2018		3,500	3,981
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		1,500	1,648
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	542
RBS Capital Trust
6.467% due 07/30/2012 (d)	EUR	1,250	846
Regions Bank
7.500% due 05/15/2018		$1,000	1,127
Regions Financial Corp.
7.375% due 12/10/2037		1,775	1,757
Rivers Pittsburgh Borrower LP
9.500% due 06/15/2019		3,000	3,124
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	852
4.350% due 01/23/2017	EUR	500	548
4.700% due 07/03/2018		$750	644
6.934% due 04/09/2018	EUR	3,000	3,519
7.640% due 09/29/2017 (d)		$500	338
7.648% due 09/30/2031 (d)		2,000	1,620
9.118% due 10/29/2012 (d)		250	218
Santander Finance Preferred S.A.U.
11.300% due 07/27/2014 (d)	GBP	1,500	2,084
Santander UK PLC
7.950% due 10/26/2029		$1,250	1,226
9.625% due 10/30/2023	GBP	1,000	1,545
SLM Corp.
6.250% due 01/25/2016		$500	527
8.000% due 03/25/2020		1,000	1,100
8.450% due 06/15/2018		1,000	1,125
Societe Generale S.A.
9.375% due 09/04/2019 (d)	EUR	4,000	4,708
Springleaf Finance Corp.
4.125% due 11/29/2013		1,500	1,689
6.900% due 12/15/2017		$1,000	803
Towergate Finance PLC
8.500% due 02/15/2018	GBP	300	439
10.500% due 02/15/2019		1,800	2,481
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		$1,750	1,535
7.375% due 02/15/2018	EUR	3,250	3,558
11.750% due 07/15/2017		$1,500	1,219
11.750% due 07/15/2017	EUR	1,000	1,019

Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (d)		1,000	1,360

			152,326

INDUSTRIALS 66.6%
Affinion Group, Inc.
7.875% due 12/15/2018		$2,500	2,144
Aguila S.A.
7.875% due 01/31/2018		2,000	2,070
7.875% due 01/31/2018	CHF	2,500	2,720
Air Canada
9.250% due 08/01/2015		$250	246
AK Steel Corp.
8.375% due 04/01/2022		500	428
Alere, Inc.
8.625% due 10/01/2018		2,500	2,537
Aleris International, Inc.
7.625% due 02/15/2018		5,000	5,100
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,545
Allison Transmission, Inc.
7.125% due 05/15/2019		1,500	1,571
AMC Networks, Inc.
7.750% due 07/15/2021		500	554
American Tire Distributors, Inc.
9.750% due 06/01/2017		250	268
Ameristar Casinos, Inc.
7.500% due 04/15/2021		3,500	3,762
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		2,500	2,612
Antero Resources Finance Corp.
7.250% due 08/01/2019		1,000	1,040
9.375% due 12/01/2017		250	278
ARAMARK Corp.
3.966% due 02/01/2015		2,000	1,995
ARAMARK Holdings Corp.
8.625% due 05/01/2016 (b)		1,900	1,950
Arch Coal, Inc.
7.000% due 06/15/2019		1,500	1,275
7.250% due 06/15/2021		1,150	969
ARD Finance S.A.
11.125% due 06/01/2018 (b)		951	889
Ardagh Packaging Finance PLC
7.375% due 10/15/2017	EUR	150	200
9.250% due 10/15/2020		8,500	10,878
Armored Autogroup, Inc.
9.500% due 11/01/2018		$375	325
Associated Materials LLC
9.125% due 11/01/2017		2,500	2,244
Avaya, Inc.
7.000% due 04/01/2019		3,500	3,264
9.750% due 11/01/2015		1,500	1,249
Aviation Capital Group Corp.
7.125% due 10/15/2020		1,000	1,022
Bakkavor Finance PLC
8.250% due 02/15/2018	GBP	1,000	1,359
Basic Energy Services, Inc.
7.750% due 02/15/2019		$750	724
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,500	1,575
BE Aerospace, Inc.
5.250% due 04/01/2022		750	774
6.875% due 10/01/2020		500	555
Berry Plastics Corp.
4.343% due 09/15/2014		1,000	985
5.217% due 02/15/2015		1,000	1,004
9.500% due 05/15/2018		8,000	8,560
9.750% due 01/15/2021		3,500	3,824
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	5,900	7,093
9.500% due 06/15/2017		1,050	1,249
BI-LO LLC
9.250% due 02/15/2019		$2,000	2,160
Biomet, Inc.
10.000% due 10/15/2017		500	537
10.375% due 10/15/2017 (b)		1,250	1,342
11.625% due 10/15/2017		6,000	6,502
Boardriders S.A.
8.875% due 12/15/2017	EUR	500	628
Boart Longyear Management Pty. Ltd.
7.000% due 04/01/2021		$375	385
Bombardier, Inc.
6.125% due 05/15/2021	EUR	1,200	1,522

Brickman Group Holdings, Inc.
9.125% due 11/01/2018		$1,500	1,470
Briggs & Stratton Corp.
6.875% due 12/15/2020		500	538
Brocade Communications Systems, Inc.
6.875% due 01/15/2020		500	544
Building Materials Corp. of America
6.750% due 05/01/2021		2,000	2,145
6.875% due 08/15/2018		500	534
7.500% due 03/15/2020		750	818
Bumble Bee Acquisition Corp.
9.000% due 12/15/2017		1,950	1,955
Bumble Bee Holdco S.C.A.
9.625% due 03/15/2018 (b)		1,500	1,380
Burger King Capital Holdings LLC
0.000% due 04/15/2019 (c)		6,368	5,039
C10 Capital SPV Ltd.
6.277% due 06/30/2017 (d)	EUR	500	339
Cablevision Systems Corp.
7.750% due 04/15/2018		$225	241
8.000% due 04/15/2020		250	271
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		2,250	2,272
10.000% due 12/15/2018		4,000	2,750
11.250% due 06/01/2017		500	548
Calcipar S.A.
6.875% due 05/01/2018		1,000	990
Capella Healthcare, Inc.
9.250% due 07/01/2017		4,000	4,160
Carlson Wagonlit BV
7.500% due 06/15/2019	EUR	1,000	1,256
Casella Waste Systems, Inc.
7.750% due 02/15/2019		$1,250	1,237
Catalent Pharma Solutions, Inc.
9.500% due 04/15/2015		1,500	1,543
9.750% due 04/15/2017	EUR	3,460	4,422
CCM Merger, Inc.
9.125% due 05/01/2019		$500	507
CCO Holdings LLC
6.500% due 04/30/2021		3,000	3,210
7.000% due 01/15/2019		2,000	2,170
7.250% due 10/30/2017		250	274
Celanese U.S. Holdings LLC
6.625% due 10/15/2018		1,000	1,093
Cemex Finance LLC
9.625% due 12/14/2017	EUR	1,000	1,148
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		$2,500	2,244
Central Garden and Pet Co.
8.250% due 03/01/2018		1,000	1,008
Cequel Communications Holdings LLC
8.625% due 11/15/2017		1,750	1,894
Ceridian Corp.
8.875% due 07/15/2019 (a)		1,000	1,038
CF Industries, Inc.
6.875% due 05/01/2018		1,000	1,189
7.125% due 05/01/2020		250	305
Chesapeake Energy Corp.
6.625% due 08/15/2020		1,000	995
7.250% due 12/15/2018		1,000	1,025
9.500% due 02/15/2015		4,000	4,330
Cirsa Funding Luxembourg S.A.
8.750% due 05/15/2018	EUR	500	519
CityCenter Holdings LLC
7.625% due 01/15/2016		$500	530
10.750% due 01/15/2017 (b)		1,674	1,854
Clear Channel Communications, Inc.
9.000% due 03/01/2021		2,250	1,969
10.750% due 08/01/2016		2,750	1,746
Clear Channel Worldwide Holdings, Inc.
7.625% due 03/15/2020		6,000	5,895
9.250% due 12/15/2017		3,500	3,827
CMA CGM S.A.
8.500% due 04/15/2017		1,250	694
8.875% due 04/15/2019	EUR	500	351
CNL Lifestyle Properties, Inc.
7.250% due 04/15/2019		$1,500	1,387
Codere Finance Luxembourg S.A.
8.250% due 06/15/2015	EUR	2,100	1,973
Columbus McKinnon Corp.
7.875% due 02/01/2019		$125	133
CommScope, Inc.
8.250% due 01/15/2019		3,250	3,453
Community Health Systems, Inc.
8.875% due 07/15/2015		693	712

Concho Resources, Inc.
6.500% due 01/15/2022		1,300	1,358
7.000% due 01/15/2021		100	108
8.625% due 10/01/2017		500	554
CONSOL Energy, Inc.
6.375% due 03/01/2021		650	614
8.250% due 04/01/2020		5,000	5,275
Consolidated Container Co. LLC
10.125% due 07/15/2020 (a)		3,500	3,622
Constellation Brands, Inc.
6.000% due 05/01/2022		1,000	1,078
Conti-Gummi Finance BV
7.125% due 10/15/2018	EUR	2,545	3,426
7.500% due 09/15/2017		2,000	2,714
8.500% due 07/15/2015		50	70
Continental Resources, Inc.
7.125% due 04/01/2021		$500	560
8.250% due 10/01/2019		250	281
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018		3,000	3,030
10.875% due 12/15/2018	EUR	3,500	4,363
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		$1,500	1,626
CPI International, Inc.
8.000% due 02/15/2018		500	453
Crown Americas LLC
6.250% due 02/01/2021		500	549
CSC Holdings LLC
7.625% due 07/15/2018		3,000	3,367
8.625% due 02/15/2019		2,500	2,900
Cyfrowy Polsat Finance AB
7.125% due 05/20/2018	EUR	2,000	2,601
DaVita, Inc.
6.375% due 11/01/2018		$2,000	2,070
6.625% due 11/01/2020		1,500	1,571
Del Monte Corp.
7.625% due 02/15/2019		7,500	7,603
Denbury Resources, Inc.
8.250% due 02/15/2020		1,000	1,100
DFS Furniture Holdings PLC
9.750% due 07/15/2017	GBP	1,500	2,349
Digicel Group Ltd.
8.875% due 01/15/2015		$1,500	1,522
10.500% due 04/15/2018		2,000	2,110
Digicel Ltd.
8.250% due 09/01/2017		2,000	2,055
DineEquity, Inc.
9.500% due 10/30/2018		4,005	4,405
DISH DBS Corp.
6.750% due 06/01/2021		1,000	1,085
7.125% due 02/01/2016		2,000	2,205
7.875% due 09/01/2019		2,250	2,604
DJO Finance LLC
9.750% due 10/15/2017		2,750	1,980
Dresser-Rand Group, Inc.
6.500% due 05/01/2021		1,000	1,043
Dynegy Holdings LLC
7.750% due 06/01/2019 ^		1,000	675
8.375% due 05/01/2016 ^		1,000	680
Easton-Bell Sports, Inc.
9.750% due 12/01/2016		2,500	2,747
Edcon Pty. Ltd.
3.912% due 06/15/2014	EUR	2,500	2,891
9.500% due 03/01/2018		$1,000	925
9.500% due 03/01/2018	EUR	250	296
El Paso LLC
7.750% due 01/15/2032		$2,200	2,487
7.800% due 08/01/2031		3,000	3,385
Eldorado Resorts LLC
8.625% due 06/15/2019		500	478
Elizabeth Arden, Inc.
7.375% due 03/15/2021		500	551
Emergency Medical Services Corp.
8.125% due 06/01/2019		3,000	3,146
EN Germany Holdings BV
10.750% due 11/15/2015	EUR	148	186
Endo Pharmaceuticals Holdings, Inc.
7.000% due 07/15/2019		$1,000	1,093
7.000% due 12/15/2020		750	817
Energy Partners Ltd.
8.250% due 02/15/2018		1,700	1,687
Energy Transfer Equity LP
7.500% due 10/15/2020		250	276
Europcar Groupe S.A.
11.500% due 05/15/2017	EUR	500	560

Exide Technologies
8.625% due 02/01/2018		$1,500	1,191
FGI Operating Co. LLC
7.875% due 05/01/2020		750	784
Fiat Industrial Finance Europe S.A.
6.250% due 03/09/2018	EUR	5,000	6,422
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		$500	504
Fidelity National Information Services, Inc.
5.000% due 03/15/2022		2,500	2,556
First Data Corp.
7.375% due 06/15/2019		2,000	2,050
8.250% due 01/15/2021		2,500	2,512
10.550% due 09/24/2015		2,308	2,372
12.625% due 01/15/2021		5,750	5,786
First Wind Capital LLC
10.250% due 06/01/2018		2,000	2,010
Florida East Coast Railway Corp.
8.125% due 02/01/2017		500	525
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		1,000	1,008
6.875% due 02/01/2018		1,000	1,014
6.875% due 04/01/2022		4,500	4,545
7.000% due 11/01/2015		1,000	1,025
8.250% due 11/01/2019		2,000	2,130
Foodcorp Pty. Ltd.
8.750% due 03/01/2018	EUR	3,550	4,420
Forest Oil Corp.
7.250% due 06/15/2019		$1,500	1,384
Gategroup Finance Luxembourg S.A.
6.750% due 03/01/2019	EUR	2,000	2,525
GCL Holdings S.C.A.
9.375% due 04/15/2018		5,500	6,508
Georgia-Pacific LLC
7.375% due 12/01/2025		$500	639
Graphic Packaging International, Inc.
7.875% due 10/01/2018		250	276
Griffon Corp.
7.125% due 04/01/2018		1,000	1,020
Grifols, Inc.
8.250% due 02/01/2018		1,000	1,078
Grohe Holding GmbH
4.662% due 09/15/2017	EUR	1,000	1,199
Halcon Resources Corp.
9.750% due 07/15/2020 (a)		$1,750	1,726
Hapag-Lloyd AG
9.000% due 10/15/2015 (f)	EUR	1,500	1,946
HCA Holdings, Inc.
7.750% due 05/15/2021		$5,000	5,387
HCA, Inc.
6.500% due 02/15/2020		3,000	3,259
7.250% due 09/15/2020		1,500	1,657
7.500% due 02/15/2022		4,500	4,916
7.875% due 02/15/2020		1,000	1,115
8.500% due 04/15/2019		1,000	1,125
HD Supply, Inc.
8.125% due 04/15/2019		4,000	4,330
11.000% due 04/15/2020		7,000	7,551
Headwaters, Inc.
7.625% due 04/01/2019		1,500	1,481
Health Management Associates, Inc.
7.375% due 01/15/2020		2,000	2,137
HeidelbergCement Finance BV
5.625% due 01/04/2018	EUR	250	331
7.500% due 04/03/2020		4,000	5,442
Hertz Corp.
6.750% due 04/15/2019		$3,000	3,135
7.375% due 01/15/2021		750	806
7.500% due 10/15/2018		500	539
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		500	515
8.875% due 02/01/2018		3,500	3,587
9.000% due 11/15/2020		7,000	6,072
Host Hotels & Resorts LP
5.250% due 03/15/2022		3,000	3,090
6.000% due 11/01/2020		500	545
9.000% due 05/15/2017		1,000	1,112
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		500	534
7.625% due 06/15/2021		500	546
Huntington Ingalls Industries, Inc.
7.125% due 03/15/2021		650	683
Huntsman International LLC
8.625% due 03/15/2020		500	564
8.625% due 03/15/2021		1,250	1,416

Hyva Global BV
8.625% due 03/24/2016		1,000	860
IASIS Healthcare LLC
8.375% due 05/15/2019		3,945	3,925
Immucor, Inc.
11.125% due 08/15/2019		1,500	1,650
Inaer Aviation Finance Ltd.
9.500% due 08/01/2017	EUR	4,000	4,341
INEOS Group Holdings S.A.
7.875% due 02/15/2016		9,000	9,937
8.500% due 02/15/2016		$1,000	923
Inergy LP
6.875% due 08/01/2021		183	184
7.000% due 10/01/2018		500	518
Inmet Mining Corp.
8.750% due 06/01/2020		2,000	1,990
Intelsat Jackson Holdings S.A.
7.250% due 04/01/2019		2,000	2,110
7.250% due 10/15/2020		5,500	5,802
7.500% due 04/01/2021		1,000	1,063
Intelsat Luxembourg S.A.
11.250% due 02/04/2017		1,500	1,551
11.500% due 02/04/2017 (b)		10,578	10,962
Interactive Data Corp.
10.250% due 08/01/2018		2,000	2,235
Intergen NV
9.000% due 06/30/2017		2,500	2,462
inVentiv Health, Inc.
10.000% due 08/15/2018		625	538
ISS A/S
11.000% due 06/15/2014	EUR	1,000	1,345
J. Crew Group, Inc.
8.125% due 03/01/2019		$4,000	4,150
Jaguar Land Rover PLC
7.750% due 05/15/2018		1,500	1,552
8.125% due 05/15/2018	GBP	1,000	1,616
8.125% due 05/15/2021		$1,000	1,038
Jarden Corp.
7.500% due 01/15/2020	EUR	1,000	1,302
JBS USA LLC
7.250% due 06/01/2021		$3,000	2,805
8.250% due 02/01/2020		1,000	975
JMC Steel Group
8.250% due 03/15/2018		3,000	2,992
Kabel Deutschland Holding AG
6.500% due 07/31/2017	EUR	1,000	1,294
Kerling PLC
10.625% due 02/01/2017		450	504
Kindred Healthcare, Inc.
8.250% due 06/01/2019		$1,500	1,399
Kinove German Bondco GmbH
9.625% due 06/15/2018		673	697
10.000% due 06/15/2018	EUR	2,250	2,897
Kraton Polymers LLC
6.750% due 03/01/2019		$1,250	1,309
Labco S.A.S.
8.500% due 01/15/2018	EUR	1,500	1,727
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$2,000	2,085
9.500% due 02/15/2019		1,000	1,120
Lawson Software, Inc.
9.375% due 04/01/2019		5,000	5,362
Levi Strauss & Co.
6.875% due 05/01/2022		500	516
7.625% due 05/15/2020		500	534
7.750% due 05/15/2018	EUR	1,000	1,319
Limited Brands, Inc.
6.625% due 04/01/2021		$675	741
LIN Television Corp.
8.375% due 04/15/2018		500	514
Live Nation Entertainment, Inc.
8.125% due 05/15/2018		3,000	3,079
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		4,000	3,850
Longview Fibre Paper & Packaging, Inc.
8.000% due 06/01/2016		500	503
Lottomatica Group SpA
8.250% due 03/31/2066	EUR	2,800	3,083
LyondellBasell Industries NV
5.750% due 04/15/2024		$5,000	5,375
Manitowoc Co., Inc.
8.500% due 11/01/2020		3,000	3,255
Matterhorn Mobile S.A.
6.750% due 05/15/2019	CHF	750	818
McClatchy Co.
11.500% due 02/15/2017		$2,000	2,085

Mead Products LLC
6.750% due 04/30/2020		2,250	2,385
MGM Resorts International
5.875% due 02/27/2014		500	515
6.625% due 07/15/2015		1,750	1,811
7.500% due 06/01/2016		1,750	1,820
7.625% due 01/15/2017		4,500	4,669
7.750% due 03/15/2022		5,000	5,175
8.625% due 02/01/2019		750	806
9.000% due 03/15/2020		3,000	3,345
10.000% due 11/01/2016		750	834
10.375% due 05/15/2014		1,500	1,699
11.125% due 11/15/2017		1,500	1,691
Michael Foods Group, Inc.
9.750% due 07/15/2018		4,000	4,410
Michaels Stores, Inc.
7.750% due 11/01/2018		1,500	1,590
11.375% due 11/01/2016		500	534
Momentive Performance Materials, Inc.
9.000% due 01/15/2021		1,750	1,334
Mongolian Mining Corp.
8.875% due 03/29/2017		4,000	4,020
Monitronics International, Inc.
9.125% due 04/01/2020		500	483
Mueller Water Products, Inc.
8.750% due 09/01/2020		225	251
Multiplan, Inc.
9.875% due 09/01/2018		3,000	3,300
Mylan, Inc.
6.000% due 11/15/2018		1,500	1,586
7.625% due 07/15/2017		250	276
7.875% due 07/15/2020		500	563
Nara Cable Funding Ltd.
8.875% due 12/01/2018	EUR	2,100	2,339
NBTY, Inc.
9.000% due 10/01/2018		$1,500	1,665
New Gold, Inc.
7.000% due 04/15/2020		250	258
Newfield Exploration Co.
5.625% due 07/01/2024		1,250	1,280
6.875% due 02/01/2020		1,000	1,070
Nexeo Solutions LLC
8.375% due 03/01/2018		1,250	1,219
Nielsen Finance LLC
7.750% due 10/15/2018		850	946
11.500% due 05/01/2016		1,000	1,142
Nokia OYJ
5.375% due 05/15/2019		3,000	2,366
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		2,059	1,964
Norcell Sweden Holding AB
10.750% due 09/29/2019	EUR	1,500	1,969
Nordenia International AG
9.750% due 07/15/2017		500	680
Novasep Holding S.A.S.
8.000% due 12/15/2016		$1,013	821
Novelis, Inc.
8.375% due 12/15/2017		2,000	2,150
8.750% due 12/15/2020		5,250	5,683
NXP BV
3.507% due 10/15/2013	EUR	280	352
Oasis Petroleum, Inc.
6.500% due 11/01/2021		$2,000	1,990
Obrascon Huarte Lain S.A.
8.750% due 03/15/2018	EUR	250	305
OGX Austria GmbH
8.375% due 04/01/2022		$3,000	2,595
8.500% due 06/01/2018		2,000	1,790
OI European Group BV
6.750% due 09/15/2020	EUR	250	336
Ono Finance PLC
11.125% due 07/15/2019		1,600	1,600
OSI Restaurant Partners LLC
10.000% due 06/15/2015		$2,500	2,578
OXEA Finance & Cy S.C.A.
9.500% due 07/15/2017		2,707	2,890
9.625% due 07/15/2017	EUR	451	612
Pactiv LLC
7.950% due 12/15/2025		$2,000	1,610
8.375% due 04/15/2027		250	201
Peabody Energy Corp.
6.000% due 11/15/2018		750	750
6.250% due 11/15/2021		3,000	2,985
6.500% due 09/15/2020		1,000	1,018
Peermont Global Pty. Ltd.
7.750% due 04/30/2014	EUR	2,370	2,812

Petco Animal Supplies, Inc.
9.250% due 12/01/2018		$3,000	3,292
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	1,995
Petrohawk Energy Corp.
6.250% due 06/01/2019		375	420
7.250% due 08/15/2018		2,000	2,253
Petroleos de Venezuela S.A.
5.250% due 04/12/2017		5,000	3,600
Picard Bondco S.A.
9.000% due 10/01/2018	EUR	975	1,311
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		$4,500	4,584
Pinnacle Entertainment, Inc.
7.750% due 04/01/2022		1,000	1,071
8.750% due 05/15/2020		1,600	1,760
Pinnacle Foods Finance LLC
8.250% due 09/01/2017		2,250	2,391
Plains Exploration & Production Co.
6.125% due 06/15/2019		2,000	2,020
6.625% due 05/01/2021		1,500	1,522
6.750% due 02/01/2022		750	769
7.625% due 06/01/2018		500	534
7.625% due 04/01/2020		1,750	1,855
Ply Gem Industries, Inc.
8.250% due 02/15/2018		5,000	4,925
Polymer Group, Inc.
7.750% due 02/01/2019		1,500	1,592
Polypore International, Inc.
7.500% due 11/15/2017		1,000	1,066
Post Holdings, Inc.
7.375% due 02/15/2022		400	423
Priory Group PLC
7.000% due 02/15/2018	GBP	550	836
8.875% due 02/15/2019		1,000	1,363
Production Resource Group, Inc.
8.875% due 05/01/2019		$925	703
Prospect Medical Holdings, Inc.
8.375% due 05/01/2019		250	247
PVH Corp.
7.375% due 05/15/2020		1,500	1,669
Quebecor Media, Inc.
7.750% due 03/15/2016		2,390	2,462
Quiksilver, Inc.
6.875% due 04/15/2015		2,500	2,425
QVC, Inc.
7.375% due 10/15/2020		500	554
7.500% due 10/01/2019		250	278
R&R Ice Cream PLC
8.375% due 11/15/2017	EUR	3,000	3,787
Radiation Therapy Services, Inc.
8.875% due 01/15/2017		$750	724
9.875% due 04/15/2017		1,500	1,181
Rain CII Carbon LLC
8.000% due 12/01/2018		2,000	2,030
Range Resources Corp.
5.000% due 08/15/2022		2,000	1,977
5.750% due 06/01/2021		750	788
6.750% due 08/01/2020		320	349
RBS Global, Inc.
8.500% due 05/01/2018		6,500	7,085
Refresco Group BV
7.375% due 05/15/2018	EUR	2,500	2,974
Regal Entertainment Group
9.125% due 08/15/2018		$1,500	1,657
Regency Energy Partners LP
6.875% due 12/01/2018		175	185
Rexel S.A.
6.125% due 12/15/2019		2,000	2,022
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		680	711
7.125% due 04/15/2019		2,000	2,105
7.875% due 08/15/2019		1,000	1,088
8.500% due 05/15/2018		1,000	985
8.500% due 02/15/2021		4,000	3,820
9.000% due 04/15/2019		3,000	3,007
9.875% due 08/15/2019		2,500	2,596
Rhodia S.A.
6.875% due 09/15/2020		250	276
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,000	3,660
Roofing Supply Group LLC
10.000% due 06/01/2020		5,000	5,250
Sable International Finance Ltd.
8.750% due 02/01/2020		2,000	2,150

Sally Holdings LLC
5.750% due 06/01/2022		1,000	1,051
6.875% due 11/15/2019		450	492
Samson Investment Co.
9.750% due 02/15/2020		3,500	3,487
SandRidge Energy, Inc.
7.500% due 03/15/2021		1,250	1,241
8.000% due 06/01/2018		1,000	1,018
8.125% due 10/15/2022		7,000	7,079
8.750% due 01/15/2020		1,000	1,048
9.875% due 05/15/2016		1,000	1,100
Sappi Papier Holding GmbH
6.625% due 04/15/2018	EUR	750	925
6.625% due 04/15/2021		$750	713
7.750% due 07/15/2017 (a)		500	508
8.375% due 06/15/2019 (a)		500	503
Schaeffler Finance BV
7.750% due 02/15/2017		1,000	1,048
7.750% due 02/15/2017	EUR	4,500	5,958
8.500% due 02/15/2019		$1,500	1,609
8.750% due 02/15/2019	EUR	5,000	6,731
Scientific Games International, Inc.
9.250% due 06/15/2019		$1,000	1,100
Scotts Miracle-Gro Co.
6.625% due 12/15/2020		250	269
Sealed Air Corp.
8.125% due 09/15/2019		2,000	2,240
8.375% due 09/15/2021		1,500	1,702
Sealy Mattress Co.
8.250% due 06/15/2014		500	495
10.875% due 04/15/2016		642	698
Seneca Gaming Corp.
8.250% due 12/01/2018		250	258
Sensata Technologies BV
6.500% due 05/15/2019		2,000	2,075
ServiceMaster Co.
8.000% due 02/15/2020		1,000	1,094
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	259
Simmons Foods, Inc.
10.500% due 11/01/2017		1,500	1,417
Smithfield Foods, Inc.
7.750% due 07/01/2017		1,000	1,111
Snoqualmie Entertainment Authority
4.532% due 02/01/2014		2,000	1,940
9.125% due 02/01/2015		500	504
Sophia LP
9.750% due 01/15/2019		6,000	6,405
Spectrum Brands, Inc.
6.750% due 03/15/2020		1,500	1,554
9.500% due 06/15/2018		2,500	2,837
STHI Holding Corp.
8.000% due 03/15/2018		1,750	1,859
Styrolution Group GmbH
7.625% due 05/15/2016	EUR	2,500	2,725
SunGard Data Systems, Inc.
7.375% due 11/15/2018		$2,750	2,963
7.625% due 11/15/2020		1,000	1,070
Sunrise Communications Holdings S.A.
8.500% due 12/31/2018	EUR	4,000	5,391
Sunrise Communications International S.A.
7.000% due 12/31/2017		100	135
Syniverse Holdings, Inc.
9.125% due 01/15/2019		$750	818
Taminco Global Chemical Corp.
9.750% due 03/31/2020		4,000	4,130
Telenet Finance Luxembourg S.C.A.
6.375% due 11/15/2020	EUR	1,000	1,262
Tenet Healthcare Corp.
8.000% due 08/01/2020		$4,000	4,160
10.000% due 05/01/2018		250	288
Terex Corp.
6.500% due 04/01/2020		2,250	2,284
Thermon Industries, Inc.
9.500% due 05/01/2017		145	160
Tomkins LLC
9.000% due 10/01/2018		5,000	5,587
Townsquare Radio LLC
9.000% due 04/01/2019		5,000	5,250
TransDigm, Inc.
7.750% due 12/15/2018		4,000	4,410
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		4,000	4,340
TransUnion LLC
11.375% due 06/15/2018		2,500	2,953

Travelport LLC
9.000% due 03/01/2016		750	529
9.875% due 09/01/2014		500	368
Triumph Group, Inc.
8.625% due 07/15/2018		500	558
Truven Health Analytics, Inc.
10.625% due 06/01/2020		6,000	6,270
Unitymedia GmbH
9.500% due 03/15/2021	EUR	1,800	2,483
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019		$250	266
7.500% due 03/15/2019	EUR	550	727
8.125% due 12/01/2017		1,000	1,360
Universal Health Services, Inc.
7.000% due 10/01/2018		$500	540
Univision Communications, Inc.
6.875% due 05/15/2019		2,000	2,070
7.875% due 11/01/2020		1,500	1,612
8.500% due 05/15/2021		7,000	7,087
UPC Holding BV
8.375% due 08/15/2020	EUR	8,250	10,858
UPCB Finance Ltd.
6.375% due 07/01/2020		1,500	1,875
6.625% due 07/01/2020		$2,250	2,295
6.875% due 01/15/2022		750	769
7.625% due 01/15/2020	EUR	1,000	1,335
UR Merger Sub Corp.
8.250% due 02/01/2021		$1,000	1,070
10.250% due 11/15/2019		500	565
UR Merger Sub. Corp.
5.750% due 07/15/2018		250	261
7.375% due 05/15/2020		1,000	1,048
7.625% due 04/15/2022		2,500	2,625
8.375% due 09/15/2020		3,000	3,172
US Foods, Inc.
8.500% due 06/30/2019		4,000	4,080
USG Corp.
7.875% due 03/30/2020		1,000	1,040
8.375% due 10/15/2018		500	528
Valeant Pharmaceuticals International
6.500% due 07/15/2016		750	788
6.750% due 10/01/2017		250	262
6.750% due 08/15/2021		3,000	2,955
6.875% due 12/01/2018		2,000	2,077
7.000% due 10/01/2020		3,500	3,552
7.250% due 07/15/2022		2,000	2,015
Vanguard Health Holding Co. LLC
7.750% due 02/01/2019		1,750	1,776
8.000% due 02/01/2018		2,500	2,569
Vanguard Health Systems, Inc.
0.000% due 02/01/2016		17	11
Vertellus Specialties, Inc.
9.375% due 10/01/2015		1,500	1,241
Viasystems, Inc.
7.875% due 05/01/2019		500	501
Visant Corp.
10.000% due 10/01/2017		2,000	1,995
VWR Funding, Inc.
10.250% due 07/15/2015		4,750	4,916
Warner Chilcott Co. LLC
7.750% due 09/15/2018		5,000	5,387
Welltec A/S
8.000% due 02/01/2019		3,500	3,377
Whiting Petroleum Corp.
6.500% due 10/01/2018		300	321
Windstream Corp.
7.000% due 03/15/2019		1,250	1,287
7.750% due 10/15/2020		1,000	1,065
7.750% due 10/01/2021		500	533
7.875% due 11/01/2017		1,000	1,095
Wok Acquisition Corp.
10.250% due 06/30/2020		6,750	6,986
Wynn Las Vegas LLC
5.375% due 03/15/2022		3,000	3,022
7.750% due 08/15/2020		2,000	2,225
Xefin Lux S.C.A.
8.000% due 06/01/2018	EUR	2,500	3,037
YCC Holdings LLC
10.250% due 02/15/2016 (b)		$1,500	1,534
Zayo Escrow Corp.
8.125% due 01/01/2020		1,000	1,050
Ziggo Bond Co. BV
8.000% due 05/15/2018	EUR	3,000	4,138

			921,651

UTILITIES 6.0%
AES Corp.
7.375% due 07/01/2021		$2,750	3,073
8.000% due 10/15/2017		1,500	1,714
8.000% due 06/01/2020		3,500	4,034
Calpine Corp.
7.500% due 02/15/2021		3,500	3,797
7.875% due 07/31/2020		750	831
7.875% due 01/15/2023		1,000	1,095
Chesapeake Midstream Partners LP
6.125% due 07/15/2022		500	493
Covanta Holding Corp.
6.375% due 10/01/2022		1,500	1,594
7.250% due 12/01/2020		100	109
Edison Mission Energy
7.000% due 05/15/2017		2,750	1,554
Eileme AB
11.750% due 01/31/2020	EUR	2,500	3,259
Energy Future Holdings Corp.
10.000% due 01/15/2020		$6,000	6,435
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		250	259
10.000% due 12/01/2020		2,000	2,185
EP Energy LLC
6.875% due 05/01/2019		500	523
9.375% due 05/01/2020		3,500	3,631
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		613	590
Frontier Communications Corp.
7.125% due 03/15/2019		1,506	1,529
7.875% due 04/15/2015		500	553
8.125% due 10/01/2018		1,500	1,601
Linn Energy LLC
6.500% due 05/15/2019		1,000	995
7.750% due 02/01/2021		625	656
MetroPCS Wireless, Inc.
6.625% due 11/15/2020		1,500	1,481
Midwest Generation LLC
8.560% due 01/02/2016		372	355
NFR Energy LLC
9.750% due 02/15/2017		500	418
NGPL PipeCo LLC
7.119% due 12/15/2017		1,500	1,507
9.625% due 06/01/2019		2,500	2,687
NRG Energy, Inc.
7.375% due 01/15/2017		500	521
7.625% due 01/15/2018		3,500	3,640
7.875% due 05/15/2021		750	761
8.250% due 09/01/2020		3,000	3,120
8.500% due 06/15/2019		2,000	2,100
Portugal Telecom International Finance BV
5.000% due 11/04/2019	EUR	2,000	2,076
Sprint Capital Corp.
6.900% due 05/01/2019		$7,000	6,615
8.750% due 03/15/2032		2,500	2,287
Sprint Nextel Corp.
6.000% due 12/01/2016		1,500	1,444
7.000% due 03/01/2020		2,000	2,085
8.375% due 08/15/2017		1,500	1,545
9.000% due 11/15/2018		1,500	1,680
Targa Resources Partners LP
6.375% due 08/01/2022		1,000	1,003
6.875% due 02/01/2021		1,000	1,045
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	2,000	2,528
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
7.748% due 02/02/2021		$2,700	2,614
VimpelCom Holdings BV
7.504% due 03/01/2022		1,250	1,177

			83,199

Total Corporate Bonds & Notes (Cost $1,169,526)			1,157,176

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Hologic, Inc.
2.000% due 12/15/2037		1,000	983

Total Convertible Bonds & Notes (Cost $974)			983

	SHARES
COMMON STOCKS 0.1%
HEALTH CARE 0.1%
NVHL S.A. ‘A’ (h)	21,410	61
NVHL S.A. ‘B’ (h)	21,410	61
NVHL S.A. ‘C’ (h)	21,410	61
NVHL S.A. ‘D’ (h)	21,410	61
NVHL S.A. ‘E’ (h)	21,410	61
NVHL S.A. ‘F’ (h)	21,410	61
NVHL S.A. ‘G’ (h)	21,410	61
NVHL S.A. ‘H’ (h)	21,410	61
NVHL S.A. ‘I’ (h)	21,410	61
NVHL S.A. ‘J’ (h)	21,410	61

Total Common Stocks (Cost $700)		610

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Ally Financial, Inc.
7.000% due 07/30/2012 (d)	2,000	1,782
GMAC Capital Trust
8.125% due 02/15/2040	40,000	962

Total Preferred Securities (Cost $2,880)		2,744

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.4%
REPURCHASE AGREEMENTS 2.0%
Banc of America Securities LLC
0.170% due 07/02/2012	$26,900	26,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $27,457. Repurchase proceeds are $26,900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	539	539
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $551. Repurchase proceeds are $539.)

		27,439

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 12.4%
PIMCO Short-Term Floating NAV Portfolio	10,495,973	105,170
PIMCO Short-Term Floating NAV Portfolio III	6,709,108	67,111

		172,281

Total Short-Term Instruments (Cost $199,727)		199,720

Total Investments 100.3% (Cost $1,400,609)		$1,387,456
Other Assets and Liabilities (Net) (0.3%)		(3,640)

Net Assets 100.0%		$1,383,816

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Security becomes interest bearing at a future date.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	On June 30, 2012, securities valued at $1,427 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
CFR	(10.000%)	02/27/2012	02/23/2014	EUR 264	$(323)
	(10.000%)	03/05/2012	03/02/2014	265	(326)
	(10.000%)	06/14/2012	06/13/2014	607	(765)

					$(1,414)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,649 at a weighted average interest rate of (8.164%).

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.HY-15 5-Year Index	CBK	5.000%	12/20/2015	$9,600	$125	$354	$(229)
CDX.HY-16 5-Year Index	BRC	5.000%	06/20/2016	14,160	(12)	387	(399)
CDX.HY-16 5-Year Index	DUB	5.000%	06/20/2016	480	(1)	2	(3)
CDX.HY-18 5-Year Index	BOA	5.000%	06/20/2017	4,950	(168)	(245)	77
CDX.HY-18 5-Year Index	FBF	5.000%	06/20/2017	4,950	(167)	(176)	9

					$(223)	$322	$(545)

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Restricted securities as of June 30, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$70	$61	0.00%
NVHL S.A. ‘B’	03/09/2012	70	61	0.00%
NVHL S.A. ‘C’	03/09/2012	70	61	0.00%
NVHL S.A. ‘D’	03/09/2012	70	61	0.00%
NVHL S.A. ‘E’	03/09/2012	70	61	0.00%
NVHL S.A. ‘F’	03/09/2012	70	61	0.00%
NVHL S.A. ‘G’	03/09/2012	70	61	0.00%
NVHL S.A. ‘H’	03/09/2012	70	61	0.00%
NVHL S.A. ‘I’	03/09/2012	70	61	0.00%
NVHL S.A. ‘J’	03/09/2012	70	61	0.00%

		$700	$610	0.00%

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	6,318		$7,982	BPS	$20	$(34)	$(14)
07/2012		4,525		5,738	BRC	16	(5)	11
07/2012		68,963		86,261	FBF	0	(1,021)	(1,021)
07/2012		42,441		52,951	HUS	0	(764)	(764)
07/2012		3,789		4,809	MSC	13	0	13
07/2012		2,991		3,734	RBC	0	(51)	(51)
07/2012		55,252		69,225	UAG	18	(721)	(703)
07/2012	GBP	259		406	HUS	1	0	1
07/2012		$3,044	EUR	2,439	BPS	43	0	43
07/2012		826		654	FBF	2	0	2
07/2012		766		608	RYL	3	0	3
08/2012	CHF	526		$557	FBF	2	0	2
08/2012		2,699		2,873	HUS	25	0	25
08/2012	EUR	2,439		3,045	BPS	0	(43)	(43)
09/2012	GBP	11,494		17,772	BPS	0	(226)	(226)
09/2012		373		580	RBC	0	(3)	(3)
09/2012		2,462		3,843	UAG	0	(12)	(12)

						$143	$(2,880)	$(2,737)

(j) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$23,501	$2,722	$26,223
Corporate Bonds & Notes
Banking & Finance	0	150,966	1,360	152,326
Industrials	1,726	919,925	0	921,651
Utilities	0	82,844	355	83,199
Convertible Bonds & Notes
Industrials	0	983	0	983
Common Stocks
Health Care	0	0	610	610
Preferred Securities
Banking & Finance	962	1,782	0	2,744
Short-Term Instruments
Repurchase Agreements	0	27,439	0	27,439
PIMCO Short-Term Floating NAV Portfolios	172,281	0	0	172,281
	$174,969	$1,207,440	$5,047	$1,387,456

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	86	0	86
Foreign Exchange Contracts	0	143	0	143
	$0	$229	$0	$229

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(631)	0	(631)
Foreign Exchange Contracts	0	(2,880)	0	(2,880)

	$0	$(3,511)	$0	$(3,511)

Totals	$174,969	$1,204,158	$5,047	$1,384,174

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Bank Loan Obligations	$0	$2,723	$0	$0	$0	$(1)	$0	$0	$2,722	$(1)
Corporate Bonds & Notes
Banking & Finance	1,349	0	0	0	0	11	0	0	1,360	10
Utilities	117	236	0	0	1	1	0	0	355	1
Common Stocks
Health Care	0	700	0	0	0	(90)	0	0	610	(90)

Totals	$1,466	$3,659	$0	$0	$1	$(79)	$0	$0	$5,047	$(80)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$2,722	Benchmark Pricing	Base Price	99.00
Corporate Bonds & Notes
Banking & Finance	1,360	Benchmark Pricing	Base Price	107.50
Utilities	355	Third Party Vendor	Broker Quote	95.50
Common Stocks
Health Care	610	Other Valuation Techniques	—	—

Total	$5,047

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Income Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 5.7%
AES Corp.
4.250% due 05/27/2018	$2,962	$2,967
Awas Aviation Capital Ltd.
3.250% due 06/25/2018	3,500	3,501
Bausch & Lomb, Inc.
5.250% due 05/17/2019	10,000	9,956
Candy Intermediate Holdings
7.500% due 06/18/2018	13,100	13,051
CCM Merger, Inc.
6.000% due 03/01/2017	1,822	1,811
Charter Communications, Inc.
4.000% due 05/15/2019	5,985	5,957
Chrysler Group LLC
6.000% due 05/24/2017	9,900	9,986
Colfax Corp.
4.500% due 01/13/2019	2,488	2,489
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014	11,168	11,026
Del Monte Foods Co.
4.500% due 02/16/2018	5,992	5,910
Delos Aircraft, Inc.
4.750% due 04/12/2016	14,700	14,792
Emergency Medical Services Corp.
5.250% due 05/25/2018	6,210	6,159
First Data Corp.
2.995% due 09/24/2014	8,448	8,123
HCA, Inc.
2.495% due 11/17/2013	30,000	29,884
2.745% due 05/02/2016	9,375	9,207
HD Supply, Inc.
7.250% due 10/12/2017	11,000	11,055
Health Management Associates, Inc.
4.500% due 11/18/2018	2,985	2,964
Hertz Corp.
3.750% due 03/11/2018	5,428	5,374
Ineos U.S. Finance LLC
6.500% due 04/27/2018	11,471	11,248
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	9,900	9,869
iStar Financial, Inc.
5.000% due 06/28/2013	3,255	3,251
Kinetic Concepts, Inc.
7.000% due 05/04/2018	4,975	5,020
Novelis, Inc.
4.000% due 03/10/2017	2,955	2,905
Petroleum Export Ltd.
3.468% due 12/20/2012	1,901	1,768
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	2,488	2,504
Quintiles Transnational Corp.
5.000% due 06/08/2018	11,633	11,516
Residential Cap LLC
5.000% due 11/18/2013	12,500	12,527
Rexnord LLC
5.000% due 04/01/2018	2,494	2,510
Reynolds Group Holdings Ltd.
6.500% due 02/09/2018	4,640	4,676
6.500% due 08/09/2018	14,726	14,841
RFC Borrower LLC
6.750% due 11/18/2013	3,000	3,023
Sealed Air Corp.
4.750% due 10/03/2018	3,930	3,961
Smart Balance, Inc.
3.250% due 07/02/2018	10,000	9,975
Springleaf Finance Corp.
5.500% due 05/10/2017	222,700	210,293
Stockbridge SBE Holdings LLC
13.000% due 05/02/2017	8,000	7,920
Texas Competitive Electric Holdings Co. LLC
4.741% due 10/10/2017	2,870	1,722
Transdigm, Inc.
4.000% due 02/14/2017	14,872	14,871
Univision Communications, Inc.
2.239% due 09/29/2014	8,685	8,466
4.495% due 03/31/2017	45,150	42,653
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019	9,994	9,856

Warner Chilcott Co. LLC
4.250% due 03/15/2018		988	984
Wolverine Healthcare
6.750% due 06/06/2019		10,000	9,975
Yankee Candle, Co.
5.250% due 04/02/2019		4,489	4,477

Total Bank Loan Obligations (Cost $554,170)			565,023

CORPORATE BONDS & NOTES 21.4%
BANKING & FINANCE 12.7%
Abbey National Treasury Services PLC
2.046% due 04/25/2014 (i)		12,000	11,489
4.000% due 04/27/2016		10,000	9,865
ABN Amro Bank NV
2.236% due 01/30/2014		15,000	15,013
ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (f)		3,000	2,681
Alexandria Real Estate Equities, Inc.
4.600% due 04/01/2022		13,000	13,346
Ally Financial, Inc.
0.000% due 12/01/2012		300	296
3.868% due 06/20/2014		4,500	4,480
4.625% due 06/26/2015		17,000	17,119
5.500% due 02/15/2017		5,000	5,086
6.000% due 03/15/2019		1,190	1,105
6.200% due 03/15/2016		2,652	2,548
6.750% due 12/01/2014		400	422
6.875% due 08/28/2012		11,500	11,587
7.000% due 07/15/2012		2,000	2,000
7.000% due 05/15/2018		2,380	2,304
7.100% due 01/15/2013		3,000	3,000
7.250% due 09/15/2017		1,778	1,739
7.500% due 12/31/2013		5,000	5,313
7.500% due 11/15/2016		2,040	2,011
8.000% due 03/15/2020		5,000	5,775
American International Group, Inc.
3.750% due 11/30/2013		20,000	20,252
4.250% due 05/15/2013		500	511
5.000% due 06/26/2017	EUR	500	648
6.765% due 11/15/2017	GBP	7,070	12,086
8.625% due 05/22/2068		500	794
Banco do Brasil S.A.
3.284% due 07/02/2014		$1,000	1,002
4.500% due 01/20/2016	EUR	6,000	7,886
5.875% due 01/19/2023		$12,500	12,750
6.000% due 01/22/2020		4,000	4,560
Banco Santander Brasil S.A.
2.568% due 03/18/2014 (i)		15,000	14,443
Banco Votorantim S.A.
5.250% due 02/11/2016		20,000	20,550
Bank of America Corp.
6.000% due 09/01/2017		500	540
Barclays Bank PLC
14.000% due 06/15/2019 (f)	GBP	4,000	7,142
BBVA Bancomer S.A.
4.500% due 03/10/2016		$5,000	5,050
Bear Stearns Cos. LLC
6.950% due 08/10/2012		137	138
BioMed Realty LP
6.125% due 04/15/2020		2,000	2,248
BNP Paribas S.A.
7.195% due 06/25/2037 (f)		2,025	1,752
Cantor Fitzgerald LP
6.375% due 06/26/2015		7,000	7,066
7.875% due 10/15/2019		2,000	2,002
CIT Group, Inc.
5.250% due 04/01/2014		17,800	18,512
Citigroup Capital
8.300% due 12/21/2077		1,000	1,005
Citigroup, Inc.
1.919% due 01/13/2014		29,000	28,886
2.467% due 08/13/2013		5,000	5,036
4.587% due 12/15/2015		5,000	5,235
6.000% due 08/15/2017		500	549
6.500% due 08/19/2013		5,000	5,241
Credit Agricole S.A.
5.136% due 02/24/2016 (f)	GBP	8,450	7,828
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (c)		$7,000	7,000
Eksportfinans ASA
0.661% due 04/05/2013		5,650	5,489
0.669% due 10/07/2013		900	859
0.890% due 06/16/2015	JPY	100,000	1,099

1.600% due 03/20/2014		51,000	604
1.875% due 04/02/2013		$6,970	6,832
2.000% due 09/15/2015		15,600	13,974
2.375% due 05/25/2016		20,800	18,512
3.000% due 11/17/2014		24,550	23,275
5.500% due 05/25/2016		3,000	2,952
Export-Import Bank of Korea
4.000% due 01/29/2021		3,000	3,114
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,600	2,091
Ford Motor Credit Co. LLC
6.625% due 08/15/2017		$2,000	2,278
7.500% due 08/01/2012		3,600	3,614
8.000% due 06/01/2014		8,000	8,880
8.700% due 10/01/2014		4,517	5,154
12.000% due 05/15/2015		12,000	15,000
GMAC International Finance BV
7.500% due 04/21/2015	EUR	3,500	4,640
Goldman Sachs Group, Inc.
1.070% due 01/30/2017		10,000	11,245
6.250% due 09/01/2017		$500	544
Goodman Funding Pty. Ltd.
6.375% due 04/15/2021		4,000	4,177
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		6,500	7,126
HBOS PLC
6.750% due 05/21/2018		9,500	8,978
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		5,000	5,284
Hospitality Properties Trust
5.125% due 02/15/2015		2,000	2,060
6.300% due 06/15/2016		10,000	10,771
6.700% due 01/15/2018		12,000	13,156
7.875% due 08/15/2014		2,000	2,164
HSBC Finance Corp.
6.676% due 01/15/2021		20,000	21,704
ICICI Bank Ltd.
5.750% due 11/16/2020 (i)		19,700	19,540
Ineos Finance PLC
8.375% due 02/15/2019		2,000	2,076
9.000% due 05/15/2015		900	954
ING Bank NV
1.518% due 03/15/2013		50,000	50,027
International Lease Finance Corp.
5.625% due 09/20/2013		500	514
5.750% due 05/15/2016		3,800	3,860
5.875% due 05/01/2013		3,950	4,059
6.250% due 05/15/2019		2,600	2,649
6.500% due 09/01/2014		33,900	35,934
6.750% due 09/01/2016		4,000	4,320
7.125% due 09/01/2018		27,100	30,013
8.750% due 03/15/2017		1,500	1,691
Kilroy Realty LP
4.800% due 07/15/2018		11,000	11,582
5.000% due 11/03/2015		22,000	23,491
Korea Exchange Bank
3.125% due 06/26/2017		10,500	10,499
LBG Capital PLC
7.588% due 05/12/2020	GBP	3,000	4,052
7.625% due 12/09/2019		1,200	1,616
7.867% due 12/17/2019		2,000	2,725
7.869% due 08/25/2020		4,300	5,822
9.000% due 12/15/2019		449	636
Lloyds TSB Bank PLC
6.375% due 01/21/2021 (i)		$33,000	37,486
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	5,000	6,041
0.980% due 01/31/2014		11,600	14,127
1.187% due 07/22/2014		7,000	8,443
5.450% due 02/05/2013 (i)		$28,305	28,878
6.150% due 04/25/2013 (i)		21,205	21,952
6.400% due 08/28/2017		2,800	3,050
7.750% due 04/30/2018	GBP	3,300	5,811
Morgan Stanley
0.975% due 11/29/2013	EUR	25,000	30,508
1.177% due 01/16/2017		10,000	10,910
5.950% due 12/28/2017		$3,502	3,603
6.625% due 04/01/2018		7,000	7,331
7.300% due 05/13/2019		28,250	30,575
Panther CDO BV
1.886% due 02/24/2016	GBP	794	1,179
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		$500	549
ProLogis LP
4.000% due 01/15/2018		6,000	6,111
6.625% due 12/01/2019		5,000	5,843

Provident Funding Associates LP
10.125% due 02/15/2019		2,650	2,478
10.250% due 04/15/2017		11,925	12,491
Prudential Covered Trust
2.997% due 09/30/2015		37,500	38,129
Qatari Diar Finance QSC
5.000% due 07/21/2020		10,000	11,250
Rabobank Group
6.875% due 03/19/2020	EUR	27,000	33,417
RCI Banque S.A.
4.600% due 04/12/2016		$6,400	6,381
Regions Financial Corp.
7.750% due 11/10/2014		9,750	10,554
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		7,600	6,479
1.169% due 04/11/2016		2,500	1,963
1.201% due 09/29/2015		7,000	5,705
3.950% due 09/21/2015		5,000	5,097
5.625% due 08/24/2020		20,000	21,272
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		41,500	41,916
SL Green Realty Corp.
7.750% due 03/15/2020		21,995	25,145
SLM Corp.
0.992% due 06/17/2013	EUR	300	370
3.125% due 09/17/2012		1,500	1,902
5.000% due 04/15/2015		$300	304
6.250% due 01/25/2016		9,975	10,524
8.000% due 03/25/2020		6,070	6,677
8.450% due 06/15/2018		12,450	14,006
SLM Corp. CPI Linked Bond
5.101% due 06/15/2013		260	258
SLM Student Loan Trust
1.212% due 12/15/2033	EUR	2,494	2,591
Stone Street Trust
5.902% due 12/15/2015		$13,000	13,311
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		3,000	3,216
Waha Aerospace BV
3.925% due 07/28/2020		14,875	15,537
Wells Operating Partnership LP
5.875% due 04/01/2018		3,000	3,124
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,121
7.950% due 03/15/2025		300	335
Wind Acquisition Finance S.A.
7.250% due 02/15/2018		300	264
11.750% due 07/15/2017		1,000	813

			1,258,554

INDUSTRIALS 5.8%
Aguila S.A.
7.875% due 01/31/2018		500	518
Alion Science and Technology Corp.
12.000% due 11/01/2014 (d)		8,484	7,996
American Airlines Pass-Through Trust
5.250% due 07/31/2022		2,427	2,518
8.625% due 04/15/2023		40,760	42,798
10.375% due 01/02/2021		5,389	5,766
American Airlines, Inc.
7.500% due 03/15/2016 ^		1,500	1,425
AMGH Merger Sub, Inc.
9.250% due 11/01/2018		500	523
Anadarko Petroleum Corp.
6.200% due 03/15/2040		1,400	1,597
6.375% due 09/15/2017		15,300	17,801
6.450% due 09/15/2036		6,500	7,548
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		1,700	1,751
6.500% due 04/15/2040		4,200	4,108
ARAMARK Corp.
8.500% due 02/01/2015		1,000	1,025
Associated Materials LLC
9.125% due 11/01/2017		1,330	1,194
Avaya, Inc.
7.000% due 04/01/2019		325	303
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016		856	890
Bausch & Lomb, Inc.
9.875% due 11/01/2015		1,250	1,313
Berry Plastics Corp.
9.750% due 01/15/2021		750	819
Biomet, Inc.
11.625% due 10/15/2017		1,600	1,734

Braskem Finance Ltd.
5.750% due 04/15/2021		15,000	15,487
Building Materials Corp. of America
7.500% due 03/15/2020		1,000	1,090
Cablevision Systems Corp.
8.000% due 04/15/2020		1,200	1,302
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020		5,000	5,050
Capella Healthcare, Inc.
9.250% due 07/01/2017		3,050	3,172
CCO Holdings LLC
8.125% due 04/30/2020		1,300	1,456
Cemex S.A.B. de C.V.
5.461% due 09/30/2015		13,000	11,817
Centex Corp.
6.500% due 05/01/2016		8,500	9,222
Chesapeake Energy Corp.
9.500% due 02/15/2015		10,000	10,825
Chrysler Group LLC
8.250% due 06/15/2021		2,000	2,065
Colt Defense LLC
8.750% due 11/15/2017		11,050	6,920
Community Health Systems, Inc.
8.875% due 07/15/2015		444	456
CONSOL Energy, Inc.
8.250% due 04/01/2020		650	686
Continental Airlines Pass-Through Trust
7.250% due 05/10/2021		8,116	9,150
7.707% due 10/02/2022		4,677	5,086
7.875% due 01/02/2020		3,331	3,348
Continental Airlines, Inc.
6.750% due 09/15/2015		3,750	3,871
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		1,000	1,084
CVS Pass-Through Trust
5.773% due 01/10/2033		6,767	7,506
7.507% due 01/10/2032		4,766	5,937
D.R. Horton, Inc.
5.625% due 01/15/2016		12,500	13,281
6.500% due 04/15/2016		14,000	15,225
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2020 (c)		1,300	1,321
6.200% due 01/02/2020		7,734	8,372
7.750% due 06/17/2021		14,783	16,779
Deluxe Corp.
5.125% due 10/01/2014		5,000	5,137
Deutsche Telekom International Finance BV
8.750% due 06/15/2030		250	348
DJO Finance LLC
9.750% due 10/15/2017		1,000	720
El Paso LLC
6.950% due 06/01/2028		500	505
7.750% due 01/15/2032		1,200	1,357
8.050% due 10/15/2030		1,700	1,939
8.250% due 02/15/2016		830	914
FBG Finance Ltd.
5.125% due 06/15/2015		2,000	2,194
Ferrellgas Partners LP
8.625% due 06/15/2020		650	582
Fresenius Medical Care U.S. Finance, Inc.
5.750% due 02/15/2021		750	785
Georgia-Pacific LLC
5.400% due 11/01/2020		1,100	1,279
Greene King Finance PLC
5.702% due 12/15/2034	GBP	1,027	1,271
Griffon Corp.
7.125% due 04/01/2018		$125	128
Grohe Holding GmbH
4.662% due 09/15/2017	EUR	400	480
HCA, Inc.
5.875% due 03/15/2022		$7,000	7,332
6.500% due 02/15/2020		15,850	17,217
8.360% due 04/15/2024		3,796	3,872
HeidelbergCement Finance BV
6.750% due 12/15/2015 (i)	EUR	6,000	8,324
7.500% due 10/31/2014		2,000	2,784
7.500% due 04/03/2020		3,000	4,081
8.500% due 10/31/2019		5,000	7,150
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		$175	180
Hughes Satellite Systems Corp.
7.625% due 06/15/2021		150	164
Inergy LP
7.000% due 10/01/2018		3,000	3,105
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		1,000	1,055

Jaguar Land Rover PLC
8.125% due 05/15/2021		1,000	1,038
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,000	5,737
Laredo Petroleum, Inc.
9.500% due 02/15/2019		400	448
Manitowoc Co., Inc.
8.500% due 11/01/2020		875	949
MGM Resorts International
8.625% due 02/01/2019		200	215
Northwest Airlines Pass-Through Trust
1.217% due 11/20/2015		10,013	9,637
Novasep Holding S.A.S.
8.000% due 12/15/2016		389	315
NXP BV
3.217% due 10/15/2013		1,594	1,596
OGX Austria GmbH
8.375% due 04/01/2022		10,020	8,667
8.500% due 06/01/2018		13,560	12,136
Peabody Energy Corp.
6.250% due 11/15/2021		500	498
Pernod-Ricard S.A.
5.750% due 04/07/2021		13,000	14,712
PetroBakken Energy Ltd.
8.625% due 02/01/2020		2,000	1,995
PHH Corp.
7.125% due 03/01/2013		3,700	3,792
9.250% due 03/01/2016		3,000	3,203
Pilgrim’s Pride Corp.
7.875% due 12/15/2018		500	509
Pride International, Inc.
6.875% due 08/15/2020		600	738
Punch Taverns Finance Ltd.
7.369% due 06/30/2022	GBP	5,548	7,234
Punch Taverns Finance PLC
5.883% due 10/15/2026		7,497	7,456
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019		$150	163
8.500% due 05/15/2018		1,500	1,478
9.875% due 08/15/2019		3,000	3,116
Rockies Express Pipeline LLC
5.625% due 04/15/2020		200	183
Ryland Group, Inc.
5.375% due 01/15/2015		8,000	8,280
Samson Investment Co.
9.750% due 02/15/2020		5,000	4,981
SandRidge Energy, Inc.
7.500% due 03/15/2021		3,000	2,977
Schaeffler Finance BV
7.750% due 02/15/2017		3,730	3,907
Scientific Games Corp.
8.125% due 09/15/2018		1,000	1,078
Sonat, Inc.
7.000% due 02/01/2018		500	545
Spirit Issuer PLC
3.597% due 12/28/2031	GBP	750	799
6.582% due 12/28/2027		1,374	1,754
STHI Holding Corp.
8.000% due 03/15/2018		$1,000	1,063
Thermon Industries, Inc.
9.500% due 05/01/2017		348	385
Times Square Hotel Trust
8.528% due 08/01/2026		2,065	2,204
Toll Brothers Finance Corp.
8.910% due 10/15/2017		14,500	17,851
Tomkins LLC
9.000% due 10/01/2018		900	1,006
Tyson Foods, Inc.
6.850% due 04/01/2016		10,000	11,487
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		2,500	2,559
7.125% due 04/22/2025		1,475	1,564
UAL Pass-Through Trust
9.750% due 07/15/2018		7,831	8,908
10.400% due 05/01/2018		53,511	61,072
Unique Pub Finance Co. PLC
6.542% due 03/30/2021	GBP	3,000	3,876
Univision Communications, Inc.
6.875% due 05/15/2019		$2,000	2,070
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,538
UR Merger Sub. Corp.
5.750% due 07/15/2018		150	156
7.625% due 04/15/2022		850	893
Valeant Pharmaceuticals International
7.000% due 10/01/2020		3,500	3,552

Vanguard Health Holding Co. LLC
8.000% due 02/01/2018		1,000	1,028
Vertellus Specialties, Inc.
9.375% due 10/01/2015		500	414
VWR Funding, Inc.
10.250% due 07/15/2015		1,500	1,553
Warner Chilcott Co. LLC
7.750% due 09/15/2018		1,250	1,347
Welltec A/S
8.000% due 02/01/2019		6,000	5,790
Wyndham Worldwide Corp.
5.625% due 03/01/2021		1,000	1,091
Wynn Las Vegas LLC
5.375% due 03/15/2022		750	756

			577,337

UTILITIES 2.9%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020		10,400	10,816
AES Corp.
7.375% due 07/01/2021		350	391
8.000% due 10/15/2017		325	371
9.750% due 04/15/2016		1,500	1,785
AES Ironwood LLC
8.857% due 11/30/2025		870	1,007
Calpine Corp.
7.875% due 07/31/2020		3,000	3,322
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		1,000	1,117
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,000	3,217
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,000	3,105
Expro Finance Luxembourg S.C.A.
8.500% due 12/15/2016		490	472
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		10,000	10,405
6.212% due 11/22/2016		20,000	21,799
7.288% due 08/16/2037		20,000	22,800
9.250% due 04/23/2019		46,700	58,482
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012		1,000	1,006
Korea Electric Power Corp.
3.000% due 10/05/2015		2,000	2,048
Midwest Generation LLC
8.560% due 01/02/2016		967	924
NFR Energy LLC
9.750% due 02/15/2017		500	418
NGPL PipeCo LLC
7.119% due 12/15/2017		11,500	11,557
7.768% due 12/15/2037		28,700	27,552
9.625% due 06/01/2019		1,900	2,028
NRG Energy, Inc.
7.375% due 01/15/2017		10,377	10,818
7.875% due 05/15/2021		1,400	1,421
8.250% due 09/01/2020		500	520
NV Energy, Inc.
6.250% due 11/15/2020		2,000	2,244
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		24,010	25,270
Qwest Corp.
7.500% due 06/15/2023		7,000	7,056
Sprint Capital Corp.
8.750% due 03/15/2032		1,500	1,373
Telecom Italia Capital S.A.
7.200% due 07/18/2036		4,300	3,666
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,099	1,169
TNK-BP Finance S.A.
6.625% due 03/20/2017		10,000	10,913
7.875% due 03/13/2018		5,000	5,744
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	5,000	62
1.500% due 05/30/2014		16,000	191
1.850% due 07/28/2014		16,000	192
2.125% due 03/24/2017	CHF	3,000	2,761

4.500% due 03/24/2014	EUR	25,750	32,546

			290,568

Total Corporate Bonds & Notes (Cost $2,064,040)			2,126,459

CONVERTIBLE BONDS & NOTES 0.3%
BANKING & FINANCE 0.3%
SL Green Operating Partnership LP
3.000% due 10/15/2017		$25,000	28,750

INDUSTRIALS 0.0%
Peabody Energy Corp.
4.750% due 12/15/2066		700	572

Total Convertible Bonds & Notes (Cost $25,694)			29,322

MUNICIPAL BONDS & NOTES 0.6%
CALIFORNIA 0.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050		7,500	10,559
6.918% due 04/01/2040		7,000	9,589
7.043% due 04/01/2050		2,340	3,312
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049		7,000	9,281
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044		5,000	6,769

			39,510

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041		5,500	7,760

NEW YORK 0.1%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031		5,500	6,513
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037		2,000	2,428

			8,941

OHIO 0.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047		1,500	1,809

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037		1,000	1,309
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, Series 2010
6.693% due 07/01/2041		1,000	1,349

			2,658

Total Municipal Bonds & Notes (Cost $45,444)			60,678

U.S. GOVERNMENT AGENCIES 34.0%
Fannie Mae
0.309% due 12/25/2036		247	236
0.365% due 03/25/2034		69	69
0.395% due 08/25/2034 (i)		28	28
0.465% due 09/25/2031		2,554	2,312
0.595% due 03/25/2044		40	39
0.643% due 04/18/2028 - 09/18/2031		18	19
0.645% due 06/25/2029 - 08/25/2036		82	82
0.650% due 11/25/2021		11	11
0.700% due 07/25/2021		15	15
0.923% due 02/25/2022 (a)		308,975	17,680
0.950% due 08/25/2022		9	9
0.970% due 04/25/2023		10	10
0.980% due 03/25/2022		15	16
1.030% due 09/25/2022		7	7
1.050% due 05/25/2022		7	7
1.080% due 01/25/2022		42	43
1.100% due 05/25/2018 - 10/25/2020		37	37
1.150% due 05/25/2021 - 10/25/2021		48	48
1.347% due 10/01/2044		12	13
1.450% due 01/25/2024		27	27
1.469% due 11/01/2028		666	691
1.550% due 11/25/2021		33	34
1.553% due 10/01/2040		117	120

1.640% due 09/25/2022	7	7
1.820% due 02/01/2032	68	68
1.840% due 12/01/2035	23	23
1.885% due 12/01/2034	223	232
1.995% due 01/01/2018	36	38
2.025% due 11/01/2033	14	15
2.080% due 07/01/2019 - 06/01/2025	62	65
2.150% due 09/01/2033	33	35
2.157% due 12/01/2035	7	7
2.250% due 07/01/2025 - 07/01/2032	300	307
2.253% due 09/01/2035	34	36
2.255% due 07/01/2032	402	411
2.300% due 11/01/2033	104	110
2.302% due 07/01/2032	31	31
2.306% due 10/01/2025	65	69
2.308% due 07/01/2025	2	2
2.315% due 05/01/2024 - 08/01/2033	210	220
2.325% due 05/01/2024	99	100
2.338% due 10/01/2032	34	36
2.340% due 12/01/2032 - 12/01/2033	126	132
2.353% due 03/01/2033	297	312
2.355% due 08/01/2032	29	30
2.370% due 04/01/2032	68	72
2.375% due 09/01/2024	105	110
2.395% due 11/01/2029 - 09/01/2031	140	144
2.410% due 10/01/2034	207	221
2.413% due 11/01/2020	46	48
2.420% due 03/01/2034	32	34
2.450% due 04/01/2017 - 05/01/2018	14	14
2.451% due 04/01/2024	11	12
2.456% due 10/01/2017 - 07/01/2018	61	63
2.474% due 09/01/2017 - 03/01/2033	64	66
2.482% due 03/01/2020	9	9
2.484% due 04/01/2028	17	18
2.500% due 07/01/2017 - 08/01/2032	48	49
2.540% due 06/01/2019	7	7
2.556% due 05/25/2035 (i)	103	108
2.597% due 06/01/2032	329	349
2.626% due 07/01/2036	40	43
2.653% due 01/01/2018	5	6
2.721% due 09/01/2017	10	10
2.722% due 10/01/2025	4	4
2.733% due 09/01/2030	48	51
2.742% due 04/01/2033	8	8
2.745% due 10/01/2035	409	439
2.760% due 05/01/2018	26	27
2.771% due 07/01/2018	3	4
2.775% due 02/01/2032	19	20
2.780% due 03/01/2036	148	152
2.800% due 01/01/2035	235	239
2.859% due 08/01/2017	12	12
2.952% due 07/01/2017	2	2
3.045% due 01/01/2019	7	7
3.093% due 02/01/2028	1	1
3.099% due 05/01/2028	3	3
3.109% due 08/01/2017	11	11
3.151% due 01/01/2028	3	3
3.154% due 03/01/2016	2	2
3.166% due 05/01/2019	7	7
3.191% due 12/01/2027	5	5
3.250% due 11/01/2016 - 09/01/2024	52	56
3.316% due 01/01/2018	4	5
3.329% due 01/01/2029	119	126
3.375% due 09/01/2016 - 09/01/2017	23	23
3.397% due 09/01/2024	6	6
3.500% due 06/01/2017 - 10/01/2040	80	84
3.500% due 08/01/2025 - 10/01/2041 (i)	258,788	272,710
3.575% due 08/01/2026	12	13
3.613% due 07/01/2026	9	9
3.840% due 08/01/2021	19,803	21,879
3.875% due 01/01/2027	11	11
4.000% due 03/01/2034 - 08/01/2042	124,863	133,975
4.000% due 05/01/2035 - 10/01/2041 (i)	1,111,972	1,186,204
4.098% due 12/01/2027	20	21
4.181% due 03/01/2036	51	54
4.500% due 11/01/2023 - 10/01/2041 (i)	111,503	120,592
4.500% due 09/01/2033 - 12/01/2040	60,692	65,472
4.791% due 04/01/2027	122	123
4.975% due 09/01/2022	26	27
5.000% due 01/01/2016 - 10/25/2041	91,822	108,836
5.000% due 03/01/2034 - 06/25/2043 (i)	193,296	210,090
5.020% due 06/01/2033	10,464	11,797
5.159% due 09/01/2018	15	17
5.321% due 10/01/2033	5	6
5.500% due 05/01/2023 - 06/01/2048	36,629	43,330
5.500% due 08/01/2023 - 09/01/2041 (i)	706,087	770,958

5.805% due 03/25/2037 (a)	9,846	1,435
5.825% due 12/25/2036 - 02/25/2037 (a)	10,342	1,566
5.855% due 04/25/2037 (a)	6,632	1,001
5.905% due 08/25/2035 - 11/25/2039 (a)	20,439	3,261
6.000% due 06/25/2029 - 03/01/2040	12,276	13,773
6.000% due 12/01/2032 - 05/01/2039 (i)	82,147	91,500
6.003% due 10/01/2036	31	33
6.105% due 01/25/2040 (a)	23,000	4,245
6.135% due 03/25/2037 (a)	27,869	4,372
6.195% due 04/25/2037 (a)	48,898	7,760
6.205% due 12/25/2037 - 10/25/2039 (a)	48,092	6,785
6.255% due 02/25/2037 (a)	10,377	1,720
6.290% due 02/25/2029 (i)	3,350	3,763
6.305% due 10/25/2036 (a)	15,148	2,134
6.500% due 06/25/2028 - 11/18/2029 (i)	244	275
6.500% due 10/25/2031 - 02/01/2036	870	989
6.850% due 12/18/2027 (i)	27	31
6.900% due 05/25/2023	98	112
6.955% due 02/25/2037 (a)	6,399	1,196
7.000% due 07/25/2022 - 08/01/2036	799	905
7.000% due 06/25/2032 - 01/25/2048 (i)	291	342
7.102% due 06/25/2042 (i)	54	63
7.500% due 07/25/2022 - 12/25/2030	155	177
7.500% due 06/25/2042 (i)	72	82
7.743% due 01/17/2040	1,051	1,105
8.000% due 07/25/2022	70	79
8.500% due 06/25/2030	459	537
8.600% due 08/25/2019 (i)	171	194
16.651% due 03/25/2038	4,747	6,555
19.547% due 04/25/2023 (a)	117	60
Freddie Mac
0.442% due 03/15/2031	323	323
0.505% due 08/25/2031	35	34
0.837% due 01/25/2021 (a)	112,883	4,606
1.526% due 07/25/2044	28	30
1.608% due 12/25/2021 (a)	48,299	4,838
1.734% due 10/25/2018 (a)	71,417	5,990
1.840% due 10/15/2023	484	490
1.875% due 04/01/2017	189	195
1.880% due 08/25/2016 (a)	61,137	3,318
1.904% due 09/25/2018 (a)	31,953	2,902
2.100% due 02/01/2033 - 06/01/2033	35	35
2.126% due 08/01/2034	3	3
2.154% due 02/01/2037	9	10
2.240% due 04/01/2036	26	28
2.290% due 09/01/2023	19	19
2.294% due 05/01/2029	109	115
2.325% due 08/01/2024	14	14
2.348% due 01/01/2033 - 05/01/2033	77	81
2.349% due 10/01/2032	70	73
2.350% due 01/01/2033	22	23
2.355% due 09/01/2031	262	264
2.361% due 10/01/2026	2	2
2.363% due 09/01/2034	169	177
2.365% due 04/01/2033	4	4
2.370% due 01/01/2035	213	223
2.375% due 07/01/2017 - 05/01/2037	239	248
2.379% due 07/01/2034	206	217
2.383% due 09/01/2033	281	294
2.385% due 07/01/2025	77	77
2.388% due 09/01/2033	15	16
2.406% due 03/01/2031	66	70
2.415% due 01/01/2037	594	627
2.428% due 02/01/2026	54	57
2.433% due 12/01/2034	44	46
2.434% due 05/01/2035	134	142
2.450% due 09/01/2036	4	5
2.454% due 07/01/2033	37	39
2.456% due 06/01/2019	20	21
2.480% due 11/01/2036	7	8
2.500% due 01/01/2020	16	16
2.509% due 06/01/2037	5	5
2.512% due 02/01/2036	55	58
2.515% due 08/01/2034	249	252
2.519% due 03/01/2032	532	569
2.520% due 04/01/2036	44	47
2.521% due 08/01/2036	7	8
2.550% due 11/01/2029	403	432
2.553% due 09/01/2024	27	28
2.655% due 11/01/2017	13	13
2.715% due 05/01/2019	3	3
2.754% due 12/01/2033	262	280
2.793% due 01/01/2035	164	175
2.827% due 07/01/2033	135	144
2.867% due 09/01/2018	13	13
2.875% due 10/01/2024	44	44

2.915% due 10/01/2035	266	270
3.002% due 11/01/2035	201	214
3.005% due 02/01/2018	19	20
3.012% due 07/01/2024	13	14
3.051% due 08/01/2035	14	14
3.177% due 06/01/2019	38	38
3.448% due 02/01/2015	34	35
3.450% due 05/01/2019	241	244
3.615% due 06/25/2046 (a)	3,500	741
3.684% due 03/01/2025	2	2
4.000% due 04/15/2019 (i)	200	217
4.204% due 03/01/2025	44	44
4.544% due 09/01/2037	27	29
5.000% due 02/15/2024 - 01/15/2034 (i)	10,027	11,395
5.000% due 05/15/2038	12,158	13,666
5.469% due 09/01/2037	11	11
5.500% due 08/15/2036 - 07/15/2037	13,398	15,365
5.500% due 06/15/2041 (i)	79,216	95,140
5.508% due 12/01/2037	14	15
5.576% due 08/01/2037	9	10
5.625% due 07/01/2037 - 02/01/2038 (i)	4,441	4,844
5.625% due 09/01/2037 - 11/01/2037	286	312
5.655% due 09/01/2037	22	24
5.708% due 11/15/2037 (a)	41,776	5,521
5.721% due 09/01/2037	10	10
5.808% due 08/15/2037 (a)	6,160	876
6.000% due 03/15/2017 - 04/15/2031	8,854	9,813
6.000% due 08/15/2018 - 02/15/2032 (i)	5,539	6,131
6.198% due 03/15/2037 (a)	34,837	5,020
6.208% due 06/15/2039 (a)	7,840	1,131
6.308% due 09/15/2036 (a)	19,598	2,755
6.328% due 09/15/2036 (a)	9,198	1,531
6.408% due 05/15/2036 (a)	12,100	1,849
6.458% due 04/15/2026 - 03/15/2036 (a)	14,764	2,530
6.500% due 11/15/2021 (i)	40	44
6.500% due 11/25/2023 - 04/15/2029	1,053	1,191
6.750% due 01/15/2024	27	28
6.858% due 06/15/2032 (a)	14,201	1,676
6.958% due 07/15/2034 (a)	4,050	591
7.000% due 10/15/2013 - 12/01/2047	1,307	1,486
7.000% due 05/15/2021 - 03/15/2032 (i)	1,205	1,396
7.250% due 09/15/2030 (i)	78	92
7.425% due 09/01/2037	194	204
7.500% due 06/01/2014 - 11/15/2021 (i)	231	253
7.500% due 01/15/2023 - 09/15/2030	531	623
8.377% due 04/15/2041	490	498
8.500% due 06/15/2031	411	483
8.776% due 05/15/2041	5,504	5,822
8.824% due 05/15/2023	35	39
9.000% due 09/15/2020 - 02/15/2021 (i)	188	208
10.377% due 02/15/2040	1,989	2,043
15.617% due 12/15/2031 - 02/15/2032	6,118	8,584
19.337% due 02/15/2024	66	107
19.760% due 11/15/2023	65	110
19.840% due 02/15/2024	26	44
20.301% due 10/15/2031	240	360
Ginnie Mae
1.469% due 11/16/2043 (a)	92,362	7,754
1.625% due 02/20/2024 - 01/20/2035	652	676
1.681% due 10/16/2053 (a)	13,646	1,270
1.706% due 03/16/2051 (a)	35,550	2,329
2.000% due 08/20/2027	3	3
2.125% due 08/20/2033	18	18
2.375% due 06/20/2022 - 06/20/2032	271	282
4.000% due 10/15/2039 - 09/15/2040	324	355
5.000% due 07/20/2033 (i)	909	1,029
5.500% due 04/20/2037	66	84
5.625% due 07/20/2037 - 06/20/2038	4,749	5,275
6.100% due 06/15/2028 - 03/15/2029	1,577	1,797
6.490% due 01/15/2028 - 01/15/2029	1,284	1,464
27.322% due 03/20/2031	902	1,727
Small Business Administration
4.628% due 03/10/2013	184	188
5.370% due 04/01/2028	1,288	1,485
7.100% due 02/01/2017	28	31
7.190% due 12/01/2019	311	349
7.590% due 01/01/2020	153	173
Vendee Mortgage Trust
6.500% due 09/15/2024	193	226

Total U.S. Government Agencies (Cost $3,287,635)		3,388,672

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Inflation Protected Securities (e)
1.750% due 01/15/2028	16,471	20,696
2.000% due 01/15/2026 (h)	69,550	88,981

2.125% due 02/15/2040 (j)		10,644	15,167
2.375% due 01/15/2027		11,409	15,349
2.500% due 01/15/2029 (h)		50,900	70,822
U.S. Treasury Notes
1.375% due 11/30/2018 (i)		336,050	343,979

Total U.S. Treasury Obligations (Cost $557,204)			554,994

MORTGAGE-BACKED SECURITIES 38.8%
Adjustable Rate Mortgage Trust
0.495% due 10/25/2035		276	209
0.495% due 03/25/2036		1,880	947
0.785% due 01/25/2036		353	237
2.842% due 01/25/2036		5,587	3,578
2.887% due 05/25/2035		126	126
2.907% due 02/25/2036		170	72
3.124% due 09/25/2035		496	404
4.583% due 11/25/2035		1,275	898
5.132% due 01/25/2036		1,061	853
5.242% due 11/25/2035		1,247	1,030
American General Mortgage Loan Trust
5.150% due 03/25/2058		484	495
American Home Mortgage Assets LLC
0.435% due 06/25/2047		358	167
0.455% due 10/25/2046		660	309
1.067% due 11/25/2046		10,689	4,440
1.107% due 09/25/2046		1,295	591
American Home Mortgage Investment Trust
0.545% due 11/25/2045		804	463
0.545% due 05/25/2047		5,600	1,118
2.228% due 10/25/2034		4,896	3,795
2.487% due 12/25/2035		260	155
2.487% due 11/25/2045 ^		53,564	38,139
2.569% due 10/25/2034		1,087	995
2.728% due 02/25/2045		19	16
2.736% due 02/25/2045		39,824	34,665
2.737% due 06/25/2045		3,169	2,986
ASG Resecuritization Trust
2.655% due 03/26/2037		648	638
Asti Finance SRL
1.556% due 05/27/2050	EUR	21,775	23,191
Banc of America Alternative Loan Trust
0.645% due 06/25/2046 ^		$34	18
4.750% due 02/25/2019		63	63
5.500% due 07/25/2020		215	214
5.500% due 12/25/2035		531	415
5.750% due 04/25/2034		2,193	2,203
6.000% due 03/25/2021		106	104
6.000% due 11/25/2034		116	114
6.000% due 12/25/2034		113	112
6.000% due 08/25/2035		3,965	3,289
6.000% due 06/25/2046		3,829	3,104
6.000% due 06/25/2046 ^		953	674
6.701% due 11/25/2021		1,171	1,080
Banc of America Funding Corp.
0.404% due 02/20/2047		27,345	21,429
0.745% due 07/25/2036		173	103
0.745% due 07/26/2036		2,902	2,793
2.301% due 01/26/2037		87	85
2.593% due 06/20/2035		362	185
2.628% due 05/25/2035		108	30
2.653% due 03/20/2035		1,851	1,722
2.816% due 12/20/2034		1,148	826
2.846% due 09/20/2035 ^		533	304
3.089% due 05/20/2034		1,490	1,395
5.046% due 09/20/2035		143	124
5.500% due 09/25/2034		636	640
5.500% due 09/25/2035		2,713	2,740
5.500% due 03/25/2036		884	830
5.532% due 05/20/2036		1,253	1,139
5.631% due 03/20/2036		309	240
5.700% due 01/20/2047		612	374
5.708% due 03/20/2036		1,464	1,064
5.750% due 10/25/2035		114	115
5.750% due 03/25/2036		436	432
5.888% due 04/25/2037		661	568
5.925% due 10/20/2046 ^		971	601
6.000% due 09/25/2036		17,048	15,115
6.000% due 08/25/2037		1,175	1,000
Banc of America Large Loan, Inc.
0.552% due 03/15/2022		5,000	4,903
1.992% due 11/15/2015		241,768	229,208
Banc of America Mortgage Securities, Inc.
2.699% due 08/25/2033		115	106
2.735% due 08/25/2034		1,249	1,199
2.737% due 11/25/2035		2,296	1,782

2.743% due 10/25/2034	1,230	1,167
2.747% due 12/25/2033	498	463
2.752% due 10/25/2035	129	104
2.762% due 09/25/2035	1,521	1,202
2.763% due 09/25/2034	8,648	7,915
2.793% due 11/25/2035	1,595	1,497
2.839% due 08/25/2034	997	901
2.842% due 09/25/2033	705	683
2.862% due 12/25/2033	290	284
2.878% due 11/20/2046	33	23
2.913% due 01/25/2036 ^	1,041	707
2.928% due 01/25/2034	1,358	1,275
2.944% due 03/25/2034	57	54
2.961% due 07/25/2035	1,771	1,483
2.966% due 02/25/2034	4,236	3,939
2.996% due 04/25/2034	94	85
2.998% due 05/25/2034	169	155
3.001% due 02/25/2035	1,491	1,370
3.015% due 03/25/2033	842	789
3.092% due 05/25/2035	1,226	1,144
3.095% due 04/25/2033	295	291
3.102% due 05/25/2033	74	72
3.112% due 06/25/2035	688	578
3.117% due 05/25/2034	2,800	2,593
3.120% due 05/25/2033	13	11
3.128% due 04/25/2035	2,578	2,059
3.184% due 02/25/2033	174	156
3.605% due 07/20/2032	161	156
4.994% due 11/25/2034	357	336
5.000% due 08/25/2019	278	284
5.061% due 09/25/2035	864	830
5.106% due 02/25/2035	2,478	2,206
5.245% due 12/25/2034	824	767
5.250% due 07/25/2035	350	320
5.375% due 06/25/2035	4,186	3,902
5.500% due 09/25/2035	3,718	3,658
5.500% due 10/25/2035	2,214	2,001
6.000% due 09/25/2037	1,554	1,380
6.500% due 09/25/2033	85	90
Banc of America Re-REMIC Trust
2.146% due 08/17/2038	3,022	3,017
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.780% due 04/10/2049	4,000	4,424
Bayview Commercial Asset Trust
0.525% due 01/25/2037	231	153
BCAP LLC Trust
0.445% due 07/26/2036	363	86
2.351% due 05/26/2036	2,160	2,097
2.626% due 11/26/2035	2,103	927
2.643% due 02/26/2036	74	30
2.665% due 03/26/2035	68	12
2.681% due 10/26/2033	19	4
2.695% due 06/26/2035	135	77
2.849% due 10/26/2035	32,510	27,471
2.942% due 09/26/2035	50	10
3.791% due 11/27/2037	31,215	27,342
5.250% due 02/26/2036	4,302	4,292
5.250% due 04/26/2037	8,805	8,024
5.317% due 08/26/2035	3,084	2,925
5.500% due 12/26/2035	7,349	7,447
9.085% due 08/26/2022	189	148
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	59	55
2.400% due 10/25/2035	2,120	1,859
2.520% due 02/25/2036	639	552
2.576% due 02/25/2036	571	366
2.633% due 08/25/2035	25,718	20,683
2.658% due 08/25/2033	187	187
2.674% due 11/25/2034	2,741	2,553
2.729% due 01/25/2035	1,166	951
2.736% due 04/25/2034	2,330	2,158
2.749% due 01/25/2035	383	346
2.788% due 02/25/2036	103	62
2.790% due 01/25/2035	4,966	4,458
2.816% due 01/25/2035	226	209
2.831% due 10/25/2034	2,224	1,679
2.834% due 07/25/2034	1,098	951
2.844% due 10/25/2034	1,023	985
2.853% due 04/25/2034	3,382	2,849
2.870% due 11/25/2034	76	65
2.884% due 03/25/2035	3,639	3,034
3.090% due 04/25/2034	2,409	2,162
3.109% due 04/25/2034	1,269	1,130
3.123% due 05/25/2047	1,354	900
3.174% due 11/25/2034	718	718
3.352% due 07/25/2034	5	5

4.605% due 08/25/2035	2,743	2,233
4.815% due 07/25/2034	2,626	2,595
5.267% due 03/25/2035	4,264	4,045
5.356% due 11/25/2034	186	157
5.408% due 08/25/2047	709	541
5.469% due 02/25/2036	1,915	1,168
5.498% due 07/25/2036	14,756	11,293
5.584% due 04/25/2033	556	548
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	186	153
0.405% due 08/25/2036	221	84
0.405% due 06/25/2046 ^	2,100	813
0.465% due 07/25/2035	822	697
0.885% due 04/25/2034	741	664
0.885% due 07/25/2034	129	103
0.985% due 11/25/2034	278	263
2.596% due 02/25/2036	45	27
2.639% due 01/25/2035	334	258
2.665% due 01/25/2036 ^	10,326	5,124
2.673% due 04/25/2035	1,981	1,497
2.685% due 09/25/2034	152	122
2.728% due 04/25/2035	1,975	1,293
2.746% due 06/25/2034	3,521	2,977
2.752% due 11/25/2036	357	197
2.807% due 04/25/2035	521	364
2.821% due 02/25/2036 ^	457	206
2.825% due 04/25/2035	1,549	1,166
2.879% due 09/25/2035	20,831	14,349
2.883% due 05/25/2035	419	361
2.884% due 01/25/2047	2,000	1,047
2.894% due 08/25/2036	190	180
2.940% due 01/25/2035	845	619
2.955% due 03/25/2036 ^	417	209
3.038% due 02/25/2034	466	445
3.547% due 09/25/2034	487	423
3.944% due 08/25/2036 ^	507	148
4.533% due 09/25/2035	38,037	23,419
4.628% due 09/25/2047	629	297
4.675% due 09/25/2035	177	121
5.536% due 05/25/2036 ^	38	19
5.543% due 08/25/2036 ^	8,496	4,990
5.754% due 01/25/2034	440	417
Bear Stearns Commercial Mortgage Securities
0.432% due 03/15/2022	20,000	18,669
0.892% due 03/15/2022	6,000	5,576
5.714% due 03/13/2040	3,989	3,667
6.000% due 07/15/2031	3,242	3,229
7.000% due 05/20/2030	17,838	20,479
Bear Stearns Mortgage Funding Trust
0.425% due 06/25/2037	8,288	4,793
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	403	226
2.846% due 01/26/2036	752	448
7.000% due 07/25/2037	53,103	37,860
Bella Vista Mortgage Trust
0.494% due 05/20/2045	780	431
CC Mortgage Funding Corp.
0.375% due 05/25/2048	1,605	1,042
0.425% due 05/25/2036	918	573
0.545% due 08/25/2035	245	170
CFCRE Commercial Mortgage Trust
1.670% due 04/15/2044 (a)	75,129	4,736
Chase Mortgage Finance Corp.
2.769% due 07/25/2037	33	34
2.934% due 03/25/2037	6,761	5,198
2.934% due 07/25/2037	325	312
2.942% due 02/25/2037	586	578
5.000% due 11/25/2033	97	99
5.247% due 12/25/2035	3,036	2,874
5.309% due 01/25/2036	2,068	1,871
5.631% due 03/25/2037	750	631
5.631% due 12/25/2037	2,538	2,195
5.817% due 09/25/2036	84	73
6.000% due 10/25/2036	455	423
6.000% due 12/25/2036	411	406
6.000% due 02/25/2037	6,547	5,143
6.000% due 03/25/2037	3,465	2,833
6.000% due 05/25/2037	2,187	1,783
6.250% due 10/25/2036	16,699	13,497
Citicorp Mortgage Securities, Inc.
5.500% due 10/25/2021	406	408
5.500% due 12/25/2021	798	797
5.500% due 06/25/2037	2,694	2,643
5.500% due 07/25/2037	3,470	3,406
5.750% due 06/25/2036	687	674
5.750% due 01/25/2037	506	502

6.000% due 02/25/2036		103	96
Citigroup Commercial Mortgage Trust
0.241% due 05/15/2043 (a)		328,830	3,001
0.822% due 08/15/2021		2,000	1,691
Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		909	751
2.530% due 03/25/2036		3,338	2,726
2.600% due 05/25/2035		435	402
2.629% due 07/25/2036		262	261
2.644% due 08/25/2035		989	931
2.674% due 07/25/2046 ^		1,170	719
2.734% due 05/25/2035		660	565
2.831% due 10/25/2035		151	108
2.869% due 09/25/2034		6,801	6,773
2.893% due 03/25/2034		1,255	1,147
2.974% due 03/25/2036		6,926	5,137
2.982% due 09/25/2037		3,563	1,601
3.171% due 02/25/2034		109	101
4.782% due 09/25/2035		2,594	2,051
5.056% due 06/25/2037		988	983
5.183% due 11/25/2036 ^		3,127	2,179
5.500% due 12/25/2020		530	483
6.000% due 02/25/2037		944	982
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		540	549
Citimortgage Alternative Loan Trust
5.205% due 02/25/2037 ^(a)		9,444	1,746
5.500% due 11/25/2021		1,314	1,244
5.500% due 04/25/2022 ^		13,863	13,593
5.750% due 12/25/2036 ^		1,667	1,208
5.750% due 03/25/2037 ^		2,855	1,969
6.000% due 07/25/2036 ^		1,585	1,157
6.000% due 06/25/2037		620	450
6.000% due 10/25/2037 ^		13,882	10,107
Claris Finance SRL
1.877% due 11/28/2060	EUR	30,000	37,661
Commercial Mortgage Pass-Through Certificates
0.247% due 07/10/2046 (a)		$172,792	4,591
0.302% due 05/25/2019 (a)		1,035,770	15,336
0.659% due 12/10/2046 (a)		321,302	2,340
2.452% due 05/15/2045 (a)		16,704	2,315
2.637% due 07/10/2046 (a)		19,344	1,740
3.376% due 06/09/2028		19,914	20,354
6.787% due 07/16/2034		2,000	2,288
Countrywide Alternative Loan Trust
0.335% due 04/25/2047		34	34
0.405% due 02/25/2047		1,627	984
0.415% due 01/25/2037 ^		441	254
0.425% due 06/25/2047		12,392	6,686
0.434% due 03/20/2047		369	189
0.435% due 09/25/2046		87,583	46,064
0.444% due 07/20/2046		845	315
0.454% due 05/20/2046		3,317	1,698
0.454% due 07/20/2046		1,201	449
0.454% due 09/20/2046		2,798	1,124
0.455% due 05/25/2035		469	272
0.455% due 07/25/2046		213	128
0.465% due 05/25/2035		1,129	657
0.505% due 07/25/2035		183	108
0.515% due 02/25/2036		1,300	734
0.524% due 09/20/2046		600	50
0.525% due 12/25/2035		1,009	666
0.535% due 11/25/2035		1,147	585
0.555% due 08/25/2035		4,162	2,174
0.555% due 10/25/2035		225	124
0.564% due 11/20/2035		329	184
0.574% due 11/20/2035		18,215	10,545
0.575% due 10/25/2035		859	435
0.595% due 09/25/2034		1,632	1,411
0.595% due 09/25/2035		980	574
0.615% due 02/25/2037		1,196	498
0.645% due 03/25/2034		20	19
0.645% due 06/25/2036 ^		271	125
0.665% due 12/25/2035		50	15
0.695% due 09/25/2035		353	227
0.745% due 12/25/2035		8,488	4,807
0.795% due 04/25/2033		63	62
0.997% due 11/25/2046		4,080	1,869
1.035% due 08/25/2046		32,262	17,700
1.045% due 01/25/2036 ^		2,619	1,666
1.247% due 08/25/2035		456	218
1.457% due 07/20/2035		153	86
1.797% due 06/25/2035		223	133
2.630% due 12/25/2035		141	87
2.641% due 12/25/2035 ^		2,881	1,904
2.857% due 12/25/2034		29	24

2.900% due 02/25/2037 ^	4,604	3,045
2.996% due 06/25/2037	507	327
4.855% due 11/25/2035 (a)	17,000	3,007
5.000% due 04/25/2020	76	74
5.000% due 08/25/2035	5,233	4,367
5.005% due 06/25/2036 (a)	36,287	5,809
5.240% due 06/25/2047	1,012	691
5.250% due 02/25/2021 ^	1,226	1,145
5.272% due 07/25/2021 ^	65	59
5.272% due 10/25/2035	110	80
5.477% due 08/25/2036	1,887	1,396
5.500% due 08/25/2034	468	471
5.500% due 05/25/2035	2,240	2,208
5.500% due 06/25/2035	1,762	1,628
5.500% due 07/25/2035	393	340
5.500% due 11/25/2035	35,254	25,883
5.500% due 02/25/2036 ^	159	110
5.500% due 02/25/2036	2,456	1,707
5.522% due 03/25/2047	502	480
5.750% due 07/25/2037 ^	1,142	818
5.750% due 04/25/2047 ^	1,373	808
6.000% due 12/25/2033	74	74
6.000% due 02/25/2034	5	6
6.000% due 02/25/2036	136	103
6.000% due 04/25/2036	2,772	2,083
6.000% due 04/25/2036 ^	42,040	30,174
6.000% due 05/25/2036 ^	615	389
6.000% due 02/25/2037	8,887	5,759
6.000% due 04/25/2037 ^	1,563	952
6.000% due 04/25/2037	9,388	6,106
6.000% due 06/25/2037 ^	714	489
6.250% due 12/25/2036	8,567	5,597
6.250% due 08/25/2037 ^	1,747	1,086
6.250% due 11/25/2046	6,940	4,159
6.500% due 06/25/2036 ^	1,086	614
6.500% due 08/25/2036 ^	239	137
6.500% due 09/25/2036	5,278	3,723
7.000% due 08/25/2034	485	497
7.250% due 08/25/2032	531	556
7.500% due 12/25/2034	216	170
Countrywide Home Loan Mortgage Pass-Through Trust
0.445% due 04/25/2046	171	91
0.475% due 05/25/2035	653	429
0.515% due 03/25/2035	1,394	1,173
0.515% due 04/25/2035	9	5
0.535% due 02/25/2035	199	122
0.535% due 04/25/2035	1,646	1,042
0.545% due 03/25/2035	276	169
0.565% due 03/25/2035	223	116
0.575% due 02/25/2035	232	140
0.585% due 02/25/2035	214	151
0.585% due 03/25/2036	60	18
0.595% due 02/25/2036	61	15
0.615% due 02/25/2035	214	129
0.625% due 09/25/2034	251	155
0.745% due 05/25/2036	13,682	8,758
2.328% due 09/25/2034	1,269	830
2.491% due 06/20/2034	5,602	5,142
2.533% due 07/25/2034	861	775
2.548% due 02/20/2036	247	174
2.595% due 02/20/2036	14,677	10,930
2.610% due 02/20/2036	1,361	874
2.647% due 11/20/2034	1,031	847
2.656% due 09/20/2034	870	592
2.666% due 10/25/2033	531	472
2.668% due 02/19/2034	376	337
2.709% due 02/20/2035	9,385	7,714
2.744% due 09/20/2036	3,189	1,594
2.749% due 02/25/2034	1,151	1,023
2.778% due 03/25/2037 ^	955	461
2.782% due 02/20/2036	332	221
2.789% due 09/25/2034	147	95
2.818% due 08/20/2035	179	116
2.824% due 12/25/2033	489	417
2.851% due 05/20/2034	337	306
2.852% due 03/25/2035	213	135
2.882% due 02/25/2047 ^	287	155
2.902% due 08/25/2034	287	221
2.910% due 06/25/2033	347	336
2.923% due 03/25/2035	2,250	1,763
2.925% due 07/19/2033	1,360	1,255
2.926% due 04/25/2035	38	23
2.965% due 05/19/2033	483	444
2.990% due 05/25/2034	570	509
3.056% due 05/20/2035	5,862	4,208
3.070% due 02/25/2034	85	74

3.091% due 02/25/2034		156	141
4.576% due 12/19/2033		313	313
5.000% due 04/25/2035		3,552	3,529
5.066% due 04/25/2035 ^		1,324	1,051
5.107% due 10/20/2035		4,714	3,641
5.240% due 05/20/2036		272	176
5.250% due 12/25/2027		3,966	3,431
5.250% due 07/25/2034		2,052	1,915
5.438% due 04/20/2036		1,995	1,288
5.500% due 04/25/2035		200	182
5.500% due 08/25/2035		14,333	13,026
5.500% due 09/25/2035		11,371	10,236
5.500% due 10/25/2035		691	639
5.500% due 11/25/2035		429	372
5.500% due 01/25/2036		318	308
5.531% due 05/20/2036		285	185
5.533% due 09/25/2047 ^		537	355
5.640% due 06/25/2047		62,490	52,132
5.750% due 08/25/2034		1,663	1,537
5.750% due 02/25/2036		4,250	3,533
5.750% due 02/25/2037		435	355
5.750% due 05/25/2037		2,001	1,657
5.750% due 05/25/2037 ^		476	378
5.750% due 07/25/2037		5,181	4,548
5.850% due 05/25/2036 ^		9,834	7,773
6.000% due 12/25/2035		115	101
6.000% due 05/25/2036 ^		7,609	6,046
6.000% due 03/25/2037		17,228	14,453
6.000% due 04/25/2037		1,860	1,536
6.000% due 05/25/2037 ^		16,488	13,275
6.000% due 07/25/2037		17,020	12,952
6.000% due 08/25/2037 ^		6,613	5,532
6.000% due 10/25/2037		803	751
6.000% due 01/25/2038		36,587	30,234
6.250% due 09/25/2036		1,843	1,492
6.250% due 10/25/2036		417	341
6.500% due 05/25/2037 ^		126	104
6.500% due 10/25/2037		19,924	15,799
6.500% due 11/25/2037		14,220	11,565
Credit Suisse First Boston Mortgage Securities Corp.
0.895% due 11/25/2031		365	297
0.945% due 11/25/2035		4,045	2,458
2.613% due 03/25/2034		234	208
2.623% due 07/25/2033		300	287
2.672% due 08/25/2033		1,246	1,237
2.702% due 09/25/2034		895	883
2.823% due 10/25/2033		254	239
2.930% due 04/25/2034		94	87
2.932% due 11/25/2034		240	232
5.250% due 12/25/2020		41	41
5.250% due 08/25/2035		371	376
5.250% due 09/25/2035		4,018	3,205
5.500% due 07/25/2035		1,588	1,520
5.500% due 10/25/2035		1,952	1,590
5.750% due 04/22/2033		253	266
6.000% due 11/25/2035		495	301
6.500% due 01/25/2036		951	560
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		2,836	2,657
0.458% due 05/15/2023 (a)		58,600	1,116
0.612% due 10/15/2021		6,000	5,537
0.642% due 10/15/2021		8,500	7,809
0.712% due 10/15/2021		135	120
2.838% due 04/26/2037		1,502	1,493
4.294% due 12/27/2035		1,415	1,361
4.396% due 08/27/2037		258	248
5.000% due 04/25/2037		5,309	4,581
5.467% due 09/15/2039		8,340	9,268
5.500% due 03/25/2037		2,715	2,482
5.509% due 04/15/2047		3,000	3,343
5.720% due 05/26/2037		178	183
6.000% due 02/25/2037 ^		1,526	1,201
6.000% due 06/25/2037		10,672	9,112
6.250% due 08/25/2036 ^		6,393	5,229
6.500% due 07/26/2036		778	313
DBUBS Mortgage Trust
1.567% due 11/10/2046 (a)		116,664	6,322
3.642% due 08/10/2044		8,900	9,628
DECO Series
0.994% due 01/27/2018	EUR	4,106	4,798
1.283% due 01/27/2020	GBP	2,002	2,226
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		$152	58
0.375% due 08/25/2047		44,009	27,515
0.395% due 02/25/2047		1,122	516
0.555% due 10/25/2035		6	5

2.917% due 10/25/2035		1,770	1,381
5.000% due 10/25/2018		318	330
Deutsche Mortgage Securities, Inc.
2.775% due 06/25/2034		56	44
5.248% due 06/26/2035		2,593	2,526
Downey Savings & Loan Association Mortgage Loan Trust
0.423% due 04/19/2047		488	99
0.493% due 03/19/2045		81	53
0.573% due 09/19/2045		2,215	1,294
0.643% due 11/19/2044		320	181
1.067% due 03/19/2046		344	155
2.458% due 07/19/2044		909	728
2.485% due 07/19/2044		60	47
E-MAC NL BV
2.991% due 07/25/2036	EUR	1,359	1,428
European Loan Conduit
0.840% due 05/15/2019		5,458	5,924
Eurosail PLC
0.781% due 03/13/2045		1,854	2,280
0.821% due 03/13/2045		2,936	3,129
1.111% due 12/15/2044	GBP	2,094	2,858
1.150% due 03/13/2045		8,633	11,398
Extended Stay America Trust
1.368% due 01/05/2016 (a)		$164,500	882
3.330% due 01/05/2013 (a)		31,540	427
Fastnet Securities PLC
0.623% due 08/10/2043	EUR	35,684	26,369
First Horizon Alternative Mortgage Securities
0.615% due 02/25/2037		$692	352
0.995% due 04/25/2036		6,457	3,673
2.511% due 02/25/2035		4,815	4,004
2.541% due 08/25/2034		1,240	1,078
2.560% due 09/25/2034		1,915	1,875
2.565% due 08/25/2035		5,312	4,012
2.599% due 04/25/2035		11,600	9,633
2.623% due 03/25/2035		2,022	1,702
5.250% due 02/25/2021		2,840	2,635
5.305% due 04/25/2037 (a)		10,687	1,970
6.000% due 07/25/2036		170	128
6.000% due 08/25/2036 ^		9,180	6,875
6.250% due 08/25/2037 ^		372	238
First Horizon Asset Securities, Inc.
2.538% due 02/25/2034		273	259
2.543% due 05/25/2035		2,201	1,821
2.550% due 06/25/2034		354	357
2.555% due 05/25/2036		4,505	3,452
2.566% due 05/25/2037 ^		4,433	2,623
2.584% due 01/25/2037		4,075	2,998
2.588% due 06/25/2035		4,753	3,924
2.616% due 10/25/2035		5,737	4,624
2.626% due 05/25/2034		207	201
2.629% due 10/25/2034		1,013	949
2.658% due 08/25/2035		391	322
5.013% due 02/25/2035		1,931	1,879
5.250% due 05/25/2021		838	743
5.500% due 04/25/2022		596	575
5.548% due 10/25/2035		677	517
5.709% due 10/25/2034		23	23
5.750% due 10/25/2021		660	664
5.750% due 05/25/2037		1,200	955
6.250% due 11/25/2037 ^		688	570
First Republic Mortgage Loan Trust
0.592% due 11/15/2031		40	38
0.642% due 11/15/2032		134	129
0.742% due 11/15/2030		673	634
FREMF Mortgage Trust
0.100% due 05/25/2020 (a)		421,366	2,363
GMAC Commercial Mortgage Securities, Inc.
5.539% due 04/10/2040		6,529	6,608
GMAC Mortgage Corp. Loan Trust
2.947% due 11/19/2035		962	772
3.223% due 03/18/2035		130	115
3.410% due 05/25/2035		465	357
3.494% due 03/18/2035		4,545	4,329
4.575% due 10/19/2033		27	27
4.945% due 05/25/2035		3,075	2,847
5.047% due 11/19/2035		1,151	976
5.241% due 03/18/2035		87	82
5.256% due 11/19/2035		11,872	11,070
Great Hall Mortgages PLC
0.598% due 06/18/2039		8,355	6,872
0.793% due 03/18/2039	EUR	10,000	10,410
0.813% due 06/18/2038		764	799
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$67	67
0.425% due 01/25/2037		2,067	989

0.445% due 03/25/2047	297	170
0.455% due 04/25/2036	244	121
0.485% due 08/25/2045	837	536
0.505% due 10/25/2045	1,340	840
0.515% due 11/25/2045	132	78
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	141	125
Greenwich Capital Commercial Funding Corp.
1.390% due 10/05/2020	4,357	4,330
2.240% due 10/05/2020	5,118	5,067
GS Mortgage Securities Corp.
0.281% due 12/10/2043 (a)	35,931	514
0.679% due 06/06/2020	8,315	8,080
0.859% due 12/10/2043 (a)	153,809	3,917
0.869% due 06/06/2020	10,700	10,222
1.318% due 03/10/2044 (a)	29,583	1,585
1.690% due 08/10/2043 (a)	164,672	13,784
2.370% due 02/10/2021 (a)	35,005	840
2.404% due 01/10/2045 (a)	7,466	1,047
2.633% due 05/10/2045 (a)	88,406	13,469
3.566% due 02/10/2021 (a)	41,136	1,703
4.805% due 03/06/2020	2,000	2,001
7.500% due 09/25/2036	1,654	1,464
7.500% due 10/25/2036	536	419
GSMPS Mortgage Loan Trust
0.645% due 06/25/2034	299	256
GSR Mortgage Loan Trust
0.695% due 07/25/2037 ^	695	419
1.938% due 04/25/2032	37	34
2.613% due 09/25/2035	108	100
2.636% due 07/25/2035	987	847
2.651% due 09/25/2035	279	246
2.659% due 09/25/2035	4,600	3,720
2.705% due 01/25/2036	17,693	13,989
2.715% due 08/25/2034	6,232	5,672
2.723% due 08/25/2034	194	147
2.756% due 12/25/2034	1,160	982
2.779% due 08/25/2034	2,168	2,113
2.792% due 07/25/2035	3,700	2,734
2.828% due 11/25/2035	228	171
2.858% due 01/25/2035	4,642	4,163
2.864% due 04/25/2035	342	311
2.871% due 09/25/2034	116	102
2.910% due 04/25/2036	282	225
3.011% due 05/25/2035	1,374	1,125
3.041% due 05/25/2035	28,388	21,980
3.066% due 10/25/2035	614	435
3.073% due 07/25/2035	1,321	961
3.130% due 07/25/2035	3,765	3,238
4.966% due 01/25/2036	517	428
5.000% due 07/25/2036	2,061	1,901
5.132% due 11/25/2035	4,522	4,355
5.196% due 04/25/2035	1,060	1,027
5.250% due 07/25/2035	914	896
5.355% due 03/25/2037	8,151	6,664
5.500% due 07/25/2035	762	760
5.500% due 03/25/2036	4,296	3,604
5.500% due 06/25/2036	1,646	1,482
5.500% due 01/25/2037	16,800	14,676
5.750% due 02/25/2036	3,100	2,805
5.750% due 02/25/2037	497	471
6.000% due 02/25/2021	5,761	5,509
6.000% due 06/25/2036	9,250	8,207
6.000% due 09/25/2036	5,414	4,515
6.000% due 01/25/2037	499	469
6.000% due 07/25/2037	596	517
6.500% due 09/25/2036	5,087	4,329
6.500% due 10/25/2036	3,320	2,790
Harborview Mortgage Loan Trust
0.413% due 12/19/2036	401	218
0.423% due 11/19/2036	428	264
0.433% due 01/19/2038	3,865	2,331
0.453% due 11/19/2036	18,074	11,037
0.463% due 07/19/2047	1,591	1,022
0.483% due 01/19/2036	172	92
0.493% due 01/19/2036	197	105
0.523% due 02/19/2036	3,877	2,128
0.533% due 07/19/2045	172	68
0.553% due 11/19/2035	952	616
0.553% due 08/19/2045	1,744	1,182
0.573% due 09/19/2035	354	208
0.593% due 01/19/2035	163	103
0.623% due 01/19/2035	1,072	524
0.633% due 12/19/2034	420	230
0.643% due 11/19/2034	576	356
0.643% due 12/19/2034	186	102

0.997% due 12/19/2036	1,477	770
1.364% due 06/19/2034	96	80
2.177% due 11/19/2034	1,246	1,008
2.796% due 08/19/2034	4,554	3,992
2.811% due 01/19/2035	1,497	1,189
2.954% due 12/19/2035	91	64
3.034% due 12/19/2035	221	179
3.091% due 07/19/2035	5,613	4,056
3.093% due 07/19/2035	3,667	3,022
3.093% due 06/19/2036 ^	784	387
5.589% due 06/19/2036	385	197
5.750% due 08/19/2036 ^	3,040	1,792
HSBC Asset Loan Obligation
5.142% due 01/25/2037	206	146
6.112% due 01/25/2037 ^	2,021	1,513
Impac CMB Trust
0.885% due 09/25/2034	796	619
Impac Secured Assets CMN Owner Trust
0.445% due 05/25/2036	248	108
Indymac ARM Trust
1.750% due 01/25/2032	5	4
Indymac Index Mortgage Loan Trust
0.375% due 10/25/2036	307	188
0.435% due 09/25/2046	1,992	1,184
0.455% due 05/25/2046	2,478	1,550
0.475% due 04/25/2035	3,091	1,949
0.485% due 07/25/2035	722	478
0.485% due 06/25/2037	354	237
0.525% due 03/25/2035	4,130	2,790
0.525% due 07/25/2035	377	108
0.545% due 06/25/2037 ^	1,219	371
0.565% due 02/25/2035	702	463
0.565% due 07/25/2045	619	409
0.845% due 04/25/2034	511	338
0.865% due 06/25/2034	34	26
1.025% due 10/25/2036	97	60
1.045% due 08/25/2034	210	133
1.125% due 09/25/2034	151	91
2.471% due 04/25/2035	111	87
2.520% due 06/25/2037 ^	1,001	496
2.572% due 01/25/2035	2,665	2,053
2.619% due 06/25/2035	300	216
2.628% due 08/25/2035	1,037	758
2.642% due 03/25/2035	99	78
2.668% due 12/25/2034	87	68
2.676% due 03/25/2035	144	122
2.682% due 11/25/2035 ^	8,926	4,902
2.737% due 03/25/2035	4,904	4,402
2.832% due 10/25/2034	162	124
2.848% due 09/25/2036	161	84
2.957% due 06/25/2036	595	311
3.016% due 10/25/2034	910	837
4.821% due 09/25/2035	1,310	979
4.831% due 08/25/2037	253	175
4.962% due 01/25/2036	570	403
4.993% due 06/25/2036	2,276	1,817
5.000% due 08/25/2035	561	414
5.009% due 11/25/2035	3,783	2,772
5.026% due 10/25/2035	472	362
5.049% due 05/25/2036	74,704	56,295
5.235% due 12/25/2035	86	64
Indymac Mortgage Loan Trust
2.536% due 01/25/2036	7,340	5,724
4.933% due 11/25/2035	3,118	2,672
5.495% due 08/25/2036	546	533
5.510% due 09/25/2037	18,257	11,830
6.250% due 11/25/2037	1,965	1,631
6.500% due 09/25/2037	238	144
JPMorgan Alternative Loan Trust
2.850% due 05/25/2036 ^	983	585
5.500% due 02/25/2021 ^	544	474
5.550% due 10/25/2036	3,418	3,325
JPMorgan Chase Commercial Mortgage Securities Corp.
2.135% due 11/15/2043 (a)	211,906	20,274
2.378% due 06/15/2043 (a)	19,429	1,278
5.298% due 05/15/2047	2,152	2,202
5.708% due 03/18/2051	2,000	1,980
JPMorgan Mortgage Trust
2.364% due 10/25/2033	338	345
2.532% due 06/25/2035	1,400	1,262
2.563% due 11/25/2035	1,295	1,017
2.663% due 11/25/2035	1,169	1,152
2.720% due 01/25/2037 ^	1,377	974
2.721% due 08/25/2035	10,292	7,917
2.729% due 10/25/2035	982	811
2.747% due 10/25/2036	130	94

2.764% due 07/25/2035		642	580
2.773% due 08/25/2035		727	712
2.783% due 02/25/2036		800	599
2.852% due 04/25/2035		471	429
2.852% due 07/25/2035		1,359	1,086
2.857% due 04/25/2037		1,902	1,394
2.880% due 07/25/2035		1,483	1,432
2.912% due 08/25/2036		224	149
2.924% due 04/25/2035		2,863	2,667
2.957% due 06/25/2035		312	246
2.999% due 06/25/2037		1,270	876
3.000% due 06/25/2036		9,027	6,389
3.008% due 05/25/2036 ^		70	48
3.055% due 07/25/2035		1,635	1,441
3.063% due 07/25/2035		171	157
3.414% due 07/25/2035		1,905	1,510
4.277% due 04/25/2035		72	73
4.433% due 02/25/2035		201	202
4.744% due 02/25/2034		55	55
4.828% due 08/25/2035		120	104
5.000% due 06/25/2021		2,501	2,339
5.000% due 03/25/2022		604	563
5.241% due 10/25/2035		37	29
5.428% due 04/25/2037		2,157	1,787
5.435% due 04/25/2036		6,466	5,279
5.468% due 05/25/2036		14,213	11,111
5.477% due 06/25/2037		21,625	18,839
5.500% due 01/25/2021		247	245
5.500% due 03/25/2022		258	243
5.500% due 09/25/2035		20,993	20,231
5.500% due 01/25/2036		6,418	5,758
5.500% due 08/25/2037		15,168	12,746
5.518% due 06/25/2036		1,391	1,190
5.558% due 04/25/2036		7,228	6,247
5.678% due 04/25/2037		21,159	17,535
5.694% due 08/25/2036		22,020	16,660
5.750% due 03/25/2037 ^		1,571	1,223
5.875% due 10/25/2036		631	534
6.000% due 07/25/2036		15,727	13,659
6.000% due 06/25/2037		52,177	40,826
6.000% due 08/25/2037		4,647	3,956
6.500% due 09/25/2035		1,121	1,111
7.000% due 08/25/2037		2,806	2,433
JPMorgan Re-REMIC
4.500% due 11/26/2034		192	194
LB-UBS Commercial Mortgage Trust
0.712% due 02/15/2040 (a)		45,393	917
Lehman Brothers Floating Rate Commercial Mortgage Trust
1.042% due 06/15/2022		18,700	16,666
Lehman Mortgage Trust
1.145% due 12/25/2035		6,449	4,194
5.500% due 11/25/2035		1,072	1,012
5.500% due 12/25/2035 ^		163	119
6.457% due 04/25/2036		17,641	17,122
6.500% due 09/25/2037		19,885	16,018
Lehman XS Trust
0.345% due 05/25/2046		588	287
1.095% due 09/25/2047		7,885	4,750
Luminent Mortgage Trust
0.445% due 02/25/2046		295	158
0.485% due 04/25/2036		105	50
Mach One Trust Commercial Mortgage-Backed
6.088% due 05/28/2040		294	297
Madison Square Ltd.
6.150% due 09/25/2043		18,861	18,769
Mall Funding PLC
1.694% due 04/22/2017	GBP	34,158	45,942
Mansard Mortgages PLC
1.601% due 12/15/2049		25,382	33,625
MASTR Adjustable Rate Mortgages Trust
0.485% due 05/25/2037		$1,807	858
2.028% due 09/25/2034		243	193
2.267% due 09/25/2033		1,885	1,769
2.375% due 01/25/2034		195	187
2.426% due 09/25/2035		2,012	1,092
2.513% due 10/25/2032		800	789
2.540% due 05/25/2034		605	576
2.599% due 07/25/2035		2,043	1,547
2.634% due 04/21/2034		281	280
2.640% due 12/21/2034		723	397
2.656% due 11/21/2034		2,736	2,686
2.676% due 07/25/2034		3,194	2,786
2.717% due 12/25/2033		708	597
2.735% due 01/25/2036		31,616	25,165
2.749% due 12/25/2033		636	580
2.828% due 07/25/2035		2,164	1,661

2.956% due 11/25/2036	280	190
3.320% due 10/25/2034	1,053	756
4.509% due 02/25/2036	219	191
4.659% due 10/25/2032	691	644
5.318% due 06/25/2035	729	732
MASTR Alternative Loans Trust
6.500% due 12/25/2034	166	164
7.000% due 06/25/2034	73	78
MASTR Asset Securitization Trust
5.250% due 11/25/2035	3,392	3,386
5.500% due 07/25/2033	73	76
5.500% due 06/26/2034	602	579
5.500% due 05/25/2035	55	54
5.750% due 02/25/2021	4,761	4,823
6.000% due 10/25/2022	271	261
6.000% due 06/25/2036	1,500	1,212
MASTR Reperforming Loan Trust
0.595% due 05/25/2035	1,248	985
5.258% due 05/25/2036	451	419
6.000% due 08/25/2034	1,128	1,105
MASTR Seasoned Securities Trust
2.517% due 10/25/2032	494	492
2.750% due 10/25/2032	68	64
3.799% due 10/25/2032	844	771
6.500% due 08/25/2032	315	332
Mellon Residential Funding Corp.
0.942% due 11/15/2031	1,230	1,201
0.982% due 09/15/2030	1,954	1,745
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037	492	185
3.043% due 06/25/2037 ^	341	189
Merrill Lynch Mortgage Investors, Inc.
0.495% due 08/25/2036	40	35
2.498% due 02/25/2033	105	101
2.530% due 02/25/2035	8,930	7,908
2.575% due 06/25/2035	4,700	3,552
2.690% due 02/25/2034	397	390
2.743% due 09/25/2033	38	37
2.855% due 12/25/2035	241	190
2.862% due 07/25/2035	4,120	3,357
2.875% due 03/25/2036	2,334	1,307
3.208% due 05/25/2034	445	442
5.248% due 09/25/2035	383	345
5.250% due 08/25/2036	114	115
5.575% due 03/25/2036 ^	7,500	4,362
Merrill Lynch Mortgage Trust
1.050% due 08/12/2039 (a)	15,831	225
Merrill Lynch Mortgage-Backed Securities Trust
2.553% due 08/25/2036	21,973	15,432
3.379% due 06/25/2037	62	42
5.235% due 04/25/2037	2,668	1,897
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	8,000	8,832
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035	2,531	2,117
0.575% due 11/25/2029	3,810	3,297
0.705% due 03/25/2030	551	489
0.905% due 06/25/2028	47	45
0.925% due 04/25/2028	85	80
1.090% due 11/25/2029	529	496
1.196% due 07/25/2030	2,609	2,246
1.239% due 10/25/2035	20	18
1.253% due 03/25/2030	1,321	1,177
1.337% due 01/25/2030	227	211
1.420% due 10/25/2028	426	390
2.148% due 12/25/2034	2,790	2,609
2.208% due 04/25/2029	1,318	1,144
2.305% due 01/25/2029	4,842	4,270
2.306% due 05/25/2029	392	375
2.329% due 04/25/2035	526	472
2.351% due 05/25/2036	2,247	2,042
2.428% due 01/25/2029	348	340
2.444% due 09/25/2029	1,247	1,252
2.686% due 05/25/2036	569	495
3.138% due 06/25/2037	569	497
4.203% due 05/25/2036	1,748	1,566
Morgan Stanley Capital, Inc.
0.447% due 11/12/2049 (a)	43,152	505
Morgan Stanley Dean Witter Capital
1.927% due 03/25/2033	1,053	930
Morgan Stanley Mortgage Loan Trust
0.695% due 07/25/2034	124	112
0.921% due 10/25/2034	416	344
2.452% due 07/25/2034	756	684
2.455% due 06/25/2036	1,301	1,084
2.715% due 07/25/2035	859	616

2.748% due 10/25/2034		358	302
2.798% due 08/25/2034		191	173
2.993% due 07/25/2034		991	918
5.272% due 09/25/2035		307	217
5.493% due 11/25/2035		276	158
5.498% due 07/25/2035		1,544	1,389
5.500% due 11/25/2035		220	178
5.514% due 12/25/2035		3,928	3,500
5.750% due 09/25/2022		156	138
6.000% due 08/25/2037		1,781	1,586
6.513% due 08/25/2036		11,400	5,810
Morgan Stanley Re-REMIC Trust
0.000% due 07/17/2056 (b)		5,000	4,350
2.783% due 02/26/2036		31,151	28,571
Mortgages PLC
1.243% due 10/31/2038	GBP	2,261	3,160
Nemus Funding PLC
1.238% due 02/15/2020		7,193	9,576
Newgate Funding PLC
1.181% due 12/01/2050		3,500	4,274
1.262% due 12/15/2050	EUR	950	1,009
1.551% due 12/15/2050	GBP	133	205
1.912% due 12/15/2050	EUR	5,200	3,290
1.951% due 12/15/2050	GBP	27,600	29,765
2.162% due 12/15/2050	EUR	8,700	4,503
2.201% due 12/15/2050	GBP	7,800	6,135
Nomura Asset Acceptance Corp.
0.525% due 04/25/2037		$423	168
2.742% due 10/25/2035		909	628
3.242% due 02/25/2036 ^		2,049	1,191
5.042% due 02/25/2036		5,760	3,716
5.159% due 03/25/2035		218	209
5.500% due 05/25/2033		36	38
6.000% due 05/25/2033		10	11
6.500% due 03/25/2034		379	384
6.500% due 02/25/2035		3,086	3,149
7.000% due 04/25/2033		10	11
Opera Finance PLC
0.947% due 01/15/2015	EUR	9,000	8,105
Opteum Mortgage Acceptance Corp.
0.495% due 12/25/2035		$7,713	6,848
Preferred Residential Securities
2.051% due 12/15/2041	GBP	753	860
Prime Mortgage Trust
0.645% due 02/25/2019		$7	7
7.000% due 07/25/2034		949	874
Provident Funding Mortgage Loan Trust
2.619% due 04/25/2034		243	239
2.965% due 05/25/2035		1,930	1,750
2.973% due 10/25/2035		627	548
RAAC Series
6.044% due 01/25/2017		42	43
RBSCF Trust
5.223% due 08/16/2048		2,008	2,010
5.336% due 05/16/2047		3,276	3,395
RBSSP Resecuritization Trust
0.495% due 03/26/2037		57,027	49,392
0.545% due 03/26/2035		2,537	2,302
0.565% due 08/26/2045		114	41
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	3,525	5,496
Regal Trust
2.640% due 09/29/2031		$1,728	1,339
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		1,242	422
0.495% due 02/25/2036 ^		1,168	461
0.525% due 12/25/2045		1,217	692
0.545% due 08/25/2035		12,430	7,403
0.575% due 03/25/2037		409	119
0.605% due 01/25/2037 ^		1,112	553
0.645% due 03/25/2033		251	228
0.645% due 06/25/2036		340	163
1.147% due 01/25/2046		47,181	24,786
1.507% due 09/25/2045		189	103
3.294% due 08/25/2035 ^		907	455
3.662% due 12/26/2034		119	81
4.898% due 07/25/2035		290	180
5.000% due 09/25/2019		329	332
5.500% due 08/25/2034		57	58
5.500% due 08/25/2035		140	113
5.750% due 12/25/2021		934	850
6.000% due 10/25/2034		1,640	1,662
6.000% due 08/25/2035		1,916	1,617
6.000% due 10/25/2035		31,801	22,522
6.000% due 12/25/2035 ^		95	71

Residential Asset Mortgage Products, Inc.
7.000% due 11/25/2031		410	423
7.500% due 12/25/2031		136	138
7.500% due 05/25/2032		183	180
7.500% due 07/25/2032		1,295	1,232
Residential Asset Securitization Trust
0.745% due 03/25/2035		657	479
4.750% due 02/25/2019		146	148
5.500% due 07/25/2035		3,615	2,965
6.000% due 03/25/2037 ^		1,412	910
Residential Funding Mortgage Securities, Inc.
2.942% due 09/25/2035		3,974	2,912
3.038% due 08/25/2035		6,213	4,082
5.250% due 01/25/2036		492	449
5.500% due 03/25/2037		15,735	12,433
5.735% due 07/27/2037 ^		709	555
5.933% due 10/25/2037		39,415	28,470
6.000% due 04/25/2037		746	650
6.000% due 04/25/2037 ^		8,161	6,687
6.000% due 10/25/2037		2,924	2,364
6.014% due 09/25/2036 ^		32	22
6.500% due 03/25/2032		162	171
RMAC Securities PLC
0.618% due 06/12/2044		5,765	4,693
1.141% due 06/12/2044	GBP	19,688	23,935
1.161% due 06/12/2044		3,100	3,712
Sequoia Mortgage Trust
0.564% due 11/20/2034		$334	298
0.594% due 07/20/2033		289	257
0.594% due 09/20/2034		1,184	1,069
0.884% due 01/20/2034		1,243	1,087
0.904% due 06/20/2033		1,917	1,723
1.004% due 10/20/2027		26	24
1.004% due 04/20/2033		410	389
1.027% due 01/20/2035		152	128
1.044% due 10/20/2027		260	240
1.073% due 11/20/2034		536	490
1.144% due 12/20/2032		148	134
2.632% due 04/20/2035		2,064	1,977
2.636% due 01/20/2047		580	425
2.656% due 02/20/2047		834	650
5.312% due 07/20/2037		23,595	18,072
5.371% due 09/20/2046		1,911	1,486
Siena Mortgages SpA
1.834% due 11/22/2070	EUR	1,598	2,012
Silverstone Master Issuer PLC
2.016% due 01/21/2055		$2,000	2,018
Southern Pacific Financing PLC
1.591% due 12/10/2042	GBP	480	474
Structured Adjustable Rate Mortgage Loan Trust
0.475% due 05/25/2035		$34	32
0.725% due 06/25/2035		435	388
2.670% due 12/25/2035		275	120
2.729% due 09/25/2035		773	606
2.736% due 07/25/2034		2,229	2,084
2.740% due 02/25/2034		2,128	2,071
2.742% due 08/25/2035		4,234	3,379
2.756% due 08/25/2034		69	60
2.763% due 06/25/2034		590	543
2.768% due 03/25/2035		1,516	1,279
2.779% due 10/25/2034		414	380
2.793% due 11/25/2034		870	744
2.802% due 04/25/2035		214	166
2.804% due 05/25/2034		1,204	1,131
2.808% due 05/25/2035		79	55
2.820% due 09/25/2034		279	234
2.831% due 12/25/2034		126	95
2.840% due 11/25/2034		4,731	4,317
2.852% due 03/25/2034		362	334
4.890% due 07/25/2037		84	55
5.118% due 05/25/2036		900	694
5.142% due 10/25/2035		122	121
5.156% due 01/25/2037 ^		24,207	16,137
5.174% due 11/25/2035 ^		551	368
5.311% due 03/25/2036 ^		3,954	2,694
5.400% due 11/25/2035		2,475	1,776
5.405% due 04/25/2034		96	95
5.431% due 05/25/2036		17,507	11,924
5.434% due 05/25/2036		57	44
5.435% due 01/25/2036		12,807	8,758
Structured Asset Mortgage Investments, Inc.
0.365% due 08/25/2036		53	28
0.435% due 07/25/2046		291	159
0.455% due 04/25/2036		949	535
0.455% due 08/25/2036		3,953	2,183
0.455% due 05/25/2046		967	447

0.475% due 05/25/2045		471	284
0.475% due 07/25/2046		99	19
0.493% due 07/19/2035		9,088	7,261
0.525% due 02/25/2036		14,072	7,729
0.923% due 05/19/2035		3,980	3,279
2.645% due 02/19/2035		17	15
3.907% due 05/25/2045		272	160
Structured Asset Securities Corp.
0.545% due 10/25/2027		1,346	1,252
0.595% due 04/25/2035		855	673
0.745% due 05/25/2033		1,306	1,265
2.652% due 07/25/2033		1,625	1,572
2.675% due 01/25/2034		583	526
2.724% due 03/25/2033		462	431
2.764% due 08/25/2032		30	28
2.779% due 12/25/2033		393	368
2.780% due 09/25/2033		1,388	1,275
2.789% due 11/25/2033		405	387
2.795% due 11/25/2033		1,129	1,067
2.797% due 10/28/2035		84	67
3.117% due 09/25/2032		48	46
Suntrust Adjustable Rate Mortgage Loan Trust
5.467% due 04/25/2037		381	272
5.714% due 10/25/2037		4,947	4,272
Thornburg Mortgage Securities Trust
0.455% due 06/25/2047		22,216	22,215
0.465% due 06/25/2047		3,229	3,221
0.785% due 03/25/2044		187	156
2.230% due 12/25/2044		148	132
3.013% due 10/25/2043		1,105	1,002
5.750% due 06/25/2047		36,523	34,308
TIAA Retail Commercial Trust
5.770% due 06/19/2033		9,488	9,842
Titan Europe PLC
1.294% due 10/23/2016	GBP	7,832	10,611
UBS Commercial Mortgage Trust
0.817% due 07/15/2024		$3,800	3,077
2.562% due 05/10/2045 (a)		197,094	29,925
Vela Home SRL
0.851% due 10/25/2042	EUR	4,126	5,106
Wachovia Bank Commercial Mortgage Trust
5.509% due 04/15/2047		$725	797
Wachovia Mortgage Loan Trust LLC
2.645% due 10/20/2035		1,319	941
2.699% due 10/20/2035		3,930	3,134
2.867% due 08/20/2035		1,270	904
4.067% due 05/20/2036		1,110	1,007
5.054% due 10/20/2035		1,090	924
5.359% due 10/20/2035		5,971	5,657
6.103% due 03/20/2037		425	352
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045		7,187	5,823
0.505% due 11/25/2045		1,691	1,347
0.515% due 12/25/2045		6,994	5,561
0.535% due 07/25/2045		6,626	5,408
0.535% due 12/25/2045		14,853	11,021
0.555% due 01/25/2045		2,987	2,496
0.558% due 11/25/2034		7,225	6,072
0.565% due 07/25/2045		8,572	7,075
0.575% due 01/25/2045		20,448	16,672
0.578% due 10/25/2044		5,513	4,338
0.585% due 01/25/2045		7,178	5,660
0.588% due 10/25/2044		7,186	5,470
0.595% due 01/25/2045		347	277
0.608% due 07/25/2044		969	795
0.628% due 11/25/2034		145	103
0.628% due 07/25/2044		5,432	4,183
0.858% due 02/25/2047		1,314	796
0.898% due 01/25/2047		795	468
0.903% due 06/25/2047		4,254	2,794
0.918% due 04/25/2047		389	189
0.978% due 12/25/2046		666	397
1.025% due 10/25/2045		5,418	4,562
1.118% due 09/25/2046		22,844	14,948
1.127% due 06/25/2046		161	120
1.137% due 06/25/2046		6,333	4,285
1.138% due 07/25/2046		37,557	24,750
1.147% due 02/25/2046		1,837	1,423
1.217% due 01/25/2046		1,581	1,302
1.347% due 11/25/2042		542	469
1.547% due 08/25/2042		131	106
1.903% due 12/19/2039		306	293
2.160% due 01/25/2037		13,916	9,353
2.248% due 11/25/2036		7,006	5,001
2.339% due 12/25/2036		534	368
2.390% due 02/27/2034		48	48

2.451% due 10/25/2035	9,765	8,117
2.451% due 12/25/2035	10,526	9,039
2.453% due 02/25/2033	1,724	1,549
2.466% due 01/25/2036	588	511
2.472% due 03/25/2036	196	148
2.475% due 10/25/2034	2,720	2,651
2.476% due 09/25/2035	1,192	947
2.483% due 03/25/2035	6,676	5,997
2.500% due 08/25/2034	3,692	3,582
2.506% due 09/25/2036	26	18
2.531% due 06/25/2037	2,337	1,449
2.640% due 05/25/2046	3,022	2,090
2.640% due 07/25/2046	893	695
2.713% due 02/25/2037	1,712	1,257
2.756% due 03/25/2037	8,083	6,540
4.844% due 01/25/2036	13,064	9,783
4.885% due 01/25/2037	12,570	8,954
4.916% due 01/25/2037	2,681	1,901
4.980% due 03/25/2037	85,403	62,438
5.011% due 11/25/2036	4,074	2,993
5.138% due 01/25/2036	1,897	1,689
5.174% due 12/25/2036	249	181
5.178% due 02/25/2037	293	206
5.238% due 07/25/2037	877	725
5.312% due 05/25/2037	247	219
5.325% due 04/25/2037	558	101
5.366% due 02/25/2037	13,692	12,050
5.388% due 08/25/2036	503	427
5.505% due 08/25/2035	339	309
5.711% due 10/25/2036	1,862	1,359
5.750% due 10/25/2036	1,130	839
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.505% due 12/25/2035	957	545
0.845% due 03/25/2036	6,572	3,706
1.087% due 04/25/2046	246	130
5.500% due 06/25/2035	9,057	7,653
5.500% due 11/25/2035	163	118
5.750% due 11/25/2035 ^	2,650	1,790
5.750% due 01/25/2036	11,714	8,775
6.000% due 04/25/2036	9,431	5,824
6.500% due 08/25/2036	83,575	47,433
Washington Mutual MSC Mortgage Pass-Through Certificates
1.600% due 06/25/2033	147	95
5.000% due 03/25/2018	8	8
7.500% due 04/25/2033	74	76
Wells Fargo Commercial Mortgage Trust
1.640% due 11/15/2043 (a)	105,157	8,830
Wells Fargo Mortgage-Backed Securities Trust
0.545% due 04/25/2037	2,266	1,631
2.610% due 01/25/2035	429	408
2.610% due 02/25/2035	1,539	1,437
2.611% due 10/25/2036 ^	953	732
2.615% due 12/25/2034	51	50
2.616% due 06/25/2034	1,157	1,137
2.618% due 11/25/2034	1,073	1,030
2.622% due 03/25/2036	800	711
2.623% due 12/25/2034	255	258
2.623% due 05/25/2036	13,443	10,686
2.624% due 09/25/2034	284	288
2.628% due 06/25/2035	267	268
2.634% due 03/25/2035	406	381
2.636% due 04/25/2036	803	770
2.647% due 09/25/2034	371	348
2.648% due 10/25/2034	42	42
2.649% due 09/25/2034	870	878
2.651% due 02/25/2034	1,223	1,152
2.659% due 04/25/2036	7,111	5,896
2.659% due 04/25/2036 ^	198	152
2.661% due 09/25/2034	418	422
2.661% due 10/25/2035	1,951	1,836
2.668% due 03/25/2036	2,931	2,491
2.688% due 04/25/2035	2,812	2,558
2.692% due 06/25/2035	847	829
2.694% due 05/25/2035	1,299	1,261
2.695% due 06/25/2035	606	590
2.714% due 07/25/2034	324	325
2.725% due 03/25/2035	154	143
2.726% due 10/25/2034	262	265
2.747% due 08/25/2033	293	297
2.781% due 09/25/2036 ^	8,045	5,955
3.630% due 03/25/2036	519	494
4.778% due 07/25/2034	1,548	1,583
5.000% due 01/25/2020	216	222
5.112% due 08/25/2036	5,358	4,620
5.248% due 05/25/2035	844	845
5.248% due 06/26/2035	3,927	3,501

5.370% due 03/25/2036 ^		8,466	6,879
5.500% due 12/25/2033		15	16
5.500% due 08/25/2035		50	45
5.500% due 04/25/2036		677	634
5.500% due 09/25/2037		1,500	1,512
5.610% due 04/25/2036		3,769	3,552
5.749% due 04/25/2037		1,857	1,619
5.750% due 03/25/2037 ^		7,237	6,635
6.000% due 06/25/2036 ^		1,957	1,582
6.000% due 07/25/2036		700	645
6.000% due 08/25/2036		5,357	5,002
6.000% due 09/25/2036		496	462
6.000% due 11/25/2036		1,687	1,561
6.000% due 06/25/2037		12,444	11,563
6.000% due 07/25/2037		3,159	2,886
6.000% due 08/25/2037		3,724	3,539
6.000% due 10/25/2037		1,668	1,596
6.000% due 11/25/2037		683	646
18.713% due 03/25/2036		608	690
WF-RBS Commercial Mortgage Trust
2.690% due 04/15/2045 (a)		101,579	15,083
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		6,000	6,198
Windermere CMBS PLC
0.864% due 08/22/2016	EUR	9,973	11,922
1.263% due 04/24/2017	GBP	13,039	17,824

Total Mortgage-Backed Securities (Cost $3,895,964)			3,864,736

ASSET-BACKED SECURITIES 22.1%
Aames Mortgage Trust
1.265% due 10/25/2033		$6,519	5,252
ABSC Manufactured Housing Contract
8.400% due 12/02/2030		32,570	33,059
Accredited Mortgage Loan Trust
0.425% due 04/25/2036		1,577	1,345
0.545% due 07/25/2034		6,940	4,233
0.845% due 04/25/2034		2,034	1,473
5.210% due 01/25/2034		5,755	4,878
ACE Securities Corp.
0.305% due 10/25/2036		309	86
0.335% due 07/25/2036		2,110	490
0.545% due 12/25/2045		917	837
0.575% due 11/25/2035		6,565	5,531
0.950% due 06/25/2035		4,417	4,086
1.045% due 02/25/2034		655	547
1.145% due 09/25/2033		375	291
1.295% due 12/25/2033		3,807	3,053
Advanta Business Card Master Trust
0.494% due 06/20/2014		362	345
0.494% due 12/22/2014		181	172
Aegis Asset-Backed Securities Trust
0.545% due 06/25/2034		62	57
1.295% due 01/25/2034		588	499
AFC Home Equity Loan Trust
0.845% due 09/27/2027		337	231
1.125% due 02/25/2029		227	172
Alzette European CLO S.A.
0.788% due 12/15/2020		982	965
AMAC CDO Funding Ltd.
0.520% due 11/23/2050		21,277	18,511
0.545% due 11/23/2050		4,000	2,801
Ameriquest Mortgage Securities, Inc.
0.595% due 11/25/2033		571	424
1.280% due 12/25/2033		1,706	1,223
3.770% due 11/25/2032 ^		107	9
4.868% due 07/25/2033		3,472	2,696
4.977% due 11/25/2035		1,389	1,401
5.140% due 10/25/2033		373	371
5.870% due 02/25/2033 ^		43	3
AMMC CDO
0.716% due 12/19/2019		6,762	6,436
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		185	149
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	6,152	7,233
ARES CLO Ltd.
0.736% due 04/20/2017		$1,129	1,122
Argent Securities, Inc.
0.335% due 07/25/2036		551	173
1.280% due 03/25/2034		5,889	5,034
1.295% due 12/25/2033		936	720
Asset-Backed Funding Certificates
0.595% due 06/25/2034		4,586	3,429
1.370% due 12/25/2032		3,460	2,803

Asset-Backed Securities Corp. Home Equity
0.385% due 07/25/2036		977	596
1.217% due 12/15/2033		10,947	8,585
1.892% due 03/15/2032		735	593
Avoca CLO BV
1.433% due 09/15/2021	EUR	2,831	3,390
BankAmerica Manufactured Housing Contract Trust
7.930% due 12/10/2025		$5,000	7,389
Bayview Financial Acquisition Trust
0.515% due 04/28/2036		466	408
0.830% due 08/28/2044		654	632
0.875% due 05/28/2044		400	372
5.660% due 12/28/2036		1,341	1,378
Bayview Financial Asset Trust
1.145% due 03/25/2037		230	133
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037		577	551
0.315% due 12/25/2036		273	257
0.325% due 10/25/2036		767	709
0.335% due 06/25/2047		2,391	2,321
0.355% due 11/25/2036		12,304	7,205
0.375% due 10/25/2036		412	392
0.415% due 12/25/2036		15,000	5,236
0.425% due 06/25/2047		17,092	12,708
0.475% due 04/25/2036		329	167
0.525% due 04/25/2036		8,360	5,410
0.595% due 05/25/2037		14,775	3,650
0.645% due 08/25/2036		6,607	4,608
0.645% due 12/25/2042		6,745	6,179
0.645% due 09/25/2046		4,872	2,796
0.735% due 07/25/2035		308	236
0.735% due 06/25/2036		5,800	4,579
0.745% due 09/25/2034		380	271
0.905% due 10/25/2032		50	44
1.045% due 10/27/2032		90	78
1.220% due 02/25/2034		1,013	783
1.245% due 10/25/2037		1,784	1,130
1.245% due 11/25/2042		3,001	2,579
1.345% due 10/25/2033		481	436
2.120% due 08/25/2034		2,650	1,939
3.140% due 10/25/2036		332	192
5.500% due 06/25/2034		1,178	1,213
5.500% due 10/25/2035		22,037	18,737
5.500% due 08/25/2036		2,100	1,489
5.750% due 10/25/2033		1,083	1,103
6.500% due 08/25/2036		5,695	3,713
Bear Stearns Second Lien Trust
0.465% due 12/25/2036		158	156
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		9,066	8,603
BNC Mortgage Loan Trust
0.345% due 03/25/2037		1,300	1,029
0.345% due 05/25/2037		236	214
0.495% due 11/25/2037		806	791
Bombardier Capital Mortgage Securitization Corp.
6.530% due 10/15/2028		3,766	3,848
6.975% due 12/15/2029		8,963	5,273
7.180% due 12/15/2029		16,604	10,005
7.575% due 06/15/2030		17,465	9,267
Callidus Debt Partners Fund Ltd.
0.707% due 11/20/2020		10,000	9,466
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035		2,011	2,020
Carrington Mortgage Loan Trust
0.495% due 10/25/2036		13,800	4,793
0.565% due 10/25/2035		29	28
0.665% due 02/25/2037		1,688	552
CDC Mortgage Capital Trust
1.160% due 11/25/2034		290	213
Centex Home Equity
0.865% due 09/25/2034		1,642	1,193
5.210% due 11/25/2028		911	897
Chase Funding Mortgage Loan Asset-Backed Certificates
0.745% due 05/25/2032		24	22
0.845% due 07/25/2033		20	18
CIT Mortgage Loan Trust
1.495% due 10/25/2037		350	272
1.695% due 10/25/2037		1,380	698
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036		75	73
0.305% due 05/25/2037		32	31
0.305% due 07/25/2045		4,779	3,118
0.355% due 08/25/2036		21	20
0.405% due 09/25/2036		13,465	5,115
0.425% due 03/25/2037		1,669	1,248
0.445% due 11/25/2045		2,098	1,525

1.445% due 09/25/2033	1,635	1,231
4.964% due 08/25/2035	797	747
5.249% due 08/25/2035	792	699
Commercial Industrial Finance Corp.
0.726% due 05/10/2021	4,000	3,802
0.727% due 03/01/2021	3,500	3,346
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046	7,313	6,335
Conseco Finance Securitizations Corp.
2.295% due 12/01/2033	24,500	19,944
6.030% due 03/01/2033	16,532	17,253
6.910% due 05/01/2033	51,530	53,792
7.360% due 08/01/2032	15,996	16,948
7.424% due 03/01/2033	9,000	9,598
7.490% due 07/01/2031	68,862	67,281
7.770% due 09/01/2031	21,735	22,234
7.960% due 05/01/2031	30,844	25,389
7.970% due 05/01/2032	6,501	4,516
8.060% due 05/01/2031	6,941	4,595
8.200% due 05/01/2031	42,412	34,117
8.310% due 05/01/2032	34,248	24,002
8.850% due 12/01/2030	2,221	1,748
Conseco Financial Corp.
6.040% due 11/01/2029	2	2
6.440% due 12/01/2030	20,423	20,112
6.660% due 06/01/2030	277	300
6.680% due 12/01/2030	6,137	6,192
6.740% due 02/01/2031	5,358	5,342
6.760% due 03/01/2030	4,944	5,429
6.870% due 01/15/2029	473	513
7.410% due 05/01/2031	1,157	986
7.550% due 01/15/2029	3,946	4,285
7.860% due 03/01/2030	23,997	21,050
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	407	402
0.345% due 09/25/2047	5	5
0.365% due 06/25/2047	500	467
0.385% due 08/25/2037	29,000	14,165
0.395% due 04/25/2046	25,652	21,345
0.395% due 06/25/2047	17,806	9,884
0.425% due 09/25/2036	4,953	4,544
0.435% due 06/25/2036	412	378
0.435% due 07/25/2036	673	615
0.435% due 06/25/2047	45,397	24,199
0.495% due 04/25/2036	418	382
0.585% due 12/25/2036	1,295	538
0.635% due 11/25/2034	2,324	2,164
0.695% due 11/25/2034	2,114	1,973
0.705% due 11/25/2035	3,549	2,875
0.815% due 08/25/2034	9,500	6,780
0.945% due 11/25/2034	1,440	1,005
0.995% due 05/25/2034	5,211	3,880
1.105% due 05/25/2033	567	443
1.295% due 07/25/2033	2,578	2,104
4.693% due 10/25/2035	4,188	3,728
4.778% due 02/25/2036	36,869	29,723
5.050% due 02/25/2036	841	693
5.075% due 02/25/2036	1,341	597
5.348% due 07/25/2036	2,624	2,064
5.410% due 04/25/2036	1,583	1,468
5.767% due 09/25/2046	6,029	5,763
5.884% due 01/25/2037	571	542
Credit Suisse First Boston Mortgage Securities Corp.
2.595% due 08/25/2032	634	296
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036	136	49
0.305% due 04/25/2037	121	54
0.315% due 01/25/2037	42	9
0.365% due 07/25/2037	417	332
0.415% due 03/25/2036	2,186	1,311
0.725% due 01/25/2035	21,043	16,916
1.145% due 11/25/2033	3,008	2,548
1.265% due 11/25/2033	1,940	1,586
5.273% due 01/25/2037	341	123
5.650% due 10/25/2036	11	11
5.746% due 12/25/2037	1,207	1,190
6.280% due 05/25/2035	4,808	4,226
Crest Dartmouth Street
1.011% due 06/28/2018	1,563	1,495
Crest Ltd.
1.047% due 05/28/2018	1,106	1,067
Denver Arena Trust
6.940% due 11/15/2019	750	768
EMC Mortgage Loan Trust
0.615% due 05/25/2040	173	148
0.715% due 04/25/2042	3,248	2,335

0.795% due 03/25/2031		7,121	6,079
0.795% due 08/25/2040		1,250	918
0.795% due 11/25/2041		195	175
Equity One ABS, Inc.
5.495% due 12/25/2033		1,136	1,108
FBR Securitization Trust
1.005% due 09/25/2035		3,957	3,653
Finance America Mortgage Loan Trust
1.295% due 09/25/2033		458	371
First Franklin Mortgage Loan Asset-Backed Certificates
0.435% due 01/25/2036		303	278
0.435% due 03/25/2036		555	460
0.465% due 01/25/2038		750	333
0.505% due 11/25/2036		525	466
0.525% due 10/25/2035		1,620	1,596
0.625% due 09/25/2035		5,278	5,197
1.070% due 05/25/2034		7,450	5,739
First NLC Trust
0.315% due 08/25/2037		785	234
Four Corners CLO
0.716% due 07/22/2020		4,902	4,751
Fremont Home Loan Trust
0.515% due 04/25/2036		101	29
1.070% due 01/25/2034		4,636	3,363
Galaxy CLO Ltd.
0.706% due 04/25/2019		5,918	5,648
GCO Education Loan Funding Trust
0.587% due 08/25/2028		17,000	16,301
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		7	2
Gia Investment Grade CDO Ltd.
1.504% due 04/01/2013		3,500	3,414
Goldman Sachs Asset Management CLO PLC
0.686% due 08/01/2022		17,182	16,265
Green Tree
8.970% due 04/25/2038		5,000	5,478
Greenpoint Manufactured Housing
3.640% due 11/17/2031		29,000	25,343
8.300% due 10/15/2026		6,500	7,194
Greenpoint Mortgage Funding Trust
0.845% due 09/25/2034		1,070	1,034
Grosvenor Place CLO BV
0.991% due 07/20/2021	EUR	9,885	11,937
1.589% due 03/28/2023	GBP	17,300	25,156
GSAA Trust
0.315% due 03/25/2036		$57	26
0.515% due 06/25/2035		795	700
0.515% due 10/25/2035		8,997	6,705
0.615% due 06/25/2035		1,250	983
5.344% due 09/25/2035		490	391
6.000% due 11/25/2037		1,828	1,329
GSAMP Trust
0.315% due 12/25/2036		525	320
0.375% due 01/25/2037		132	118
0.395% due 08/25/2036		200	74
0.395% due 10/25/2036		1,955	248
0.425% due 11/25/2035		327	36
0.485% due 12/25/2035		11,362	7,627
0.585% due 01/25/2035		2,047	1,985
0.765% due 07/25/2045		16,866	7,117
0.845% due 10/25/2034		2,082	1,826
GSRPM Mortgage Loan Trust
0.545% due 03/25/2035		2,640	2,163
0.545% due 09/25/2036		7,317	5,840
Guggenheim Structured Real Estate Funding Ltd.
0.795% due 09/25/2046		8,272	7,708
Halcyon Loan Investors CLO Ltd.
0.807% due 11/20/2020		6,000	5,199
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		34,900	33,867
0.786% due 08/07/2021		35,000	30,987
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	4,995	6,108
Harvest CLO S.A.
1.587% due 03/29/2017		3,833	4,775
Hillmark Funding
0.717% due 05/21/2021		$25,000	23,714
Home Equity Asset Trust
0.335% due 08/25/2037		481	473
0.355% due 07/25/2037		550	540
0.430% due 07/25/2037		28,000	21,605
0.455% due 05/25/2036		5,718	5,223
0.945% due 12/25/2033		97	82
1.005% due 11/25/2032		128	94
1.145% due 11/25/2034		1,500	1,208
1.445% due 06/25/2032		6,561	5,177

HSBC Home Equity Loan Trust
0.534% due 01/20/2034		2,009	1,847
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		31	11
ICE EM CLO
1.106% due 08/15/2022		40,000	36,122
IMC Home Equity Loan Trust
7.520% due 08/20/2028		112	112
Indymac Residential Asset-Backed Trust
0.695% due 08/25/2035		6,475	5,130
Irwin Home Equity Corp.
0.785% due 07/25/2032		4	3
IXIS Real Estate Capital Trust
0.445% due 03/25/2036		10,937	4,171
1.190% due 02/25/2035		5,268	3,935
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		1,649	1,392
0.325% due 03/25/2037		23	23
0.345% due 03/25/2047		515	351
0.355% due 08/25/2036		1,971	648
5.404% due 01/25/2037		57	41
5.453% due 11/25/2036		2,099	2,096
5.830% due 07/25/2036		4,857	2,500
Jubilee CDO BV
1.443% due 10/15/2019	EUR	1,107	1,369
Lehman ABS Manufactured Housing Contract Trust
5.270% due 04/15/2040		$2,152	2,202
Lehman XS Trust
0.395% due 04/25/2037		4,208	2,589
0.435% due 11/25/2046		593	324
0.455% due 09/25/2046		421	193
0.515% due 12/25/2035		234	156
0.545% due 12/25/2035		61	18
5.110% due 07/25/2035		2,400	1,569
Locat Securitisation Vehicle SRL
0.823% due 12/12/2028	EUR	3,942	4,762
Long Beach Mortgage Loan Trust
0.505% due 05/25/2036		$987	316
0.575% due 01/25/2046		257	108
0.775% due 06/25/2034		8,375	6,409
1.100% due 07/25/2034		7,200	5,443
1.370% due 05/25/2032		275	207
1.370% due 07/25/2033		4,573	3,331
Madison Avenue Manufactured Housing Contract
1.695% due 03/25/2032		6,826	6,757
MASTR Asset-Backed Securities Trust
0.295% due 08/25/2036		1,215	386
0.295% due 11/25/2036		12	4
0.295% due 01/25/2037		117	24
0.375% due 10/25/2036		50	50
0.435% due 01/25/2036		8,940	7,933
0.455% due 11/25/2036		902	331
0.485% due 06/25/2036		9,125	3,453
0.545% due 05/25/2037		28,634	21,850
0.615% due 06/25/2035		803	761
1.295% due 08/25/2033		759	733
Mercator CLO PLC
0.920% due 02/18/2024	EUR	11,849	13,798
Merit Securities Corp.
6.690% due 07/28/2033		$4,654	4,993
Merrill Lynch First Franklin Mortgage Loan Trust
0.485% due 05/25/2037		2,455	1,047
Merrill Lynch Mortgage Investors, Inc.
0.395% due 11/25/2037		13,100	3,388
0.525% due 01/25/2047		3,754	2,037
0.695% due 02/25/2047		25,939	11,620
0.745% due 06/25/2036		2,140	1,158
Mesa Trust Asset-Backed Certificates
3.470% due 11/25/2031		1,500	791
Mid-State Trust
3.500% due 12/15/2045		14,942	15,375
4.864% due 07/15/2038		1,427	1,467
8.330% due 04/01/2030		5,727	5,764
Morgan Stanley ABS Capital
0.375% due 01/25/2037		8,480	3,039
0.385% due 05/25/2037		800	275
0.395% due 09/25/2036		2,980	922
0.425% due 01/25/2036		3,185	3,006
0.425% due 02/25/2037		37,145	11,771
0.425% due 03/25/2037		17,412	5,950
0.475% due 02/25/2037		1,200	383
0.495% due 08/25/2036		9,650	3,224
0.705% due 06/25/2034		2,840	2,514
0.775% due 09/25/2034		323	253
0.985% due 01/25/2034		78	67
1.045% due 07/25/2037		3,481	3,166

1.055% due 04/25/2034		4,857	3,924
1.145% due 05/25/2034		12,388	9,411
1.175% due 06/25/2034		5,728	4,614
1.265% due 10/25/2033		5,235	4,146
1.265% due 11/25/2034		282	236
1.325% due 03/25/2033		95	80
1.445% due 06/25/2033		3,737	2,979
Morgan Stanley Dean Witter Capital
1.595% due 02/25/2033		2,198	1,788
Morgan Stanley Home Equity Loan Trust
0.345% due 04/25/2037		156	132
0.385% due 12/25/2036		4,640	1,605
0.575% due 12/25/2035		382	274
Morgan Stanley IXIS Real Estate Capital Trust
0.355% due 11/25/2036		11,468	3,792
0.465% due 11/25/2036		20,930	7,051
Morgan Stanley Mortgage Loan Trust
0.475% due 02/25/2037		923	376
5.622% due 01/25/2047		1,312	1,110
5.750% due 04/25/2037		797	603
6.000% due 07/25/2047		1,189	934
Mountain View Funding CLO
0.727% due 04/15/2019		1,984	1,931
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		3,700	3,582
N-Star Real Estate CDO Ltd.
0.595% due 07/27/2040		6,360	5,482
Nationstar Home Equity Loan Trust
0.375% due 06/25/2037		766	557
0.415% due 09/25/2036		200	172
0.475% due 03/25/2037		766	370
0.495% due 06/25/2037		340	131
0.565% due 04/25/2037		550	216
Nationstar Home Mortgage LLC
0.885% due 06/25/2034		713	460
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		6,131	6,023
New Century Home Equity Loan Trust
0.425% due 05/25/2036		1,399	768
0.615% due 08/25/2034		181	141
Oakwood Mortgage Investors, Inc.
5.190% due 09/15/2019		7,312	6,949
5.410% due 11/15/2032		9,709	8,685
6.190% due 12/15/2013		1,807	1,702
6.340% due 04/15/2029		1,190	1,219
7.945% due 03/15/2022		4,381	3,069
8.150% due 09/15/2029		7,065	5,023
Octagon Investment Partners Ltd.
0.727% due 08/25/2021		10,000	9,338
0.767% due 11/28/2018		4,778	4,639
Option One Mortgage Loan Trust
0.385% due 02/25/2037		2,300	807
1.145% due 07/25/2032		2,427	2,008
1.145% due 01/25/2034		5,131	4,038
Origen Manufactured Housing
0.392% due 11/15/2018		1,509	1,488
7.650% due 03/15/2032		10,200	10,908
Ownit Mortgage Loan Asset-Backed Certificates
5.290% due 12/25/2036		14,943	6,616
Pacifica CDO Ltd.
0.726% due 01/26/2020		24,102	23,031
0.817% due 02/15/2017		2,629	2,605
Park Place Securities, Inc.
0.695% due 09/25/2035		150	112
0.765% due 01/25/2036		4,753	4,421
0.925% due 12/25/2034		3,837	3,767
Penta CLO S.A.
1.166% due 06/04/2024	EUR	14,912	17,175
Popular ABS Mortgage Pass-Through Trust
0.525% due 07/25/2035		$1,525	1,092
5.284% due 01/25/2036		223	151
5.417% due 04/25/2035		129	72
Prima Capital CDO Ltd.
5.417% due 12/28/2048		16,171	16,330
Primus CLO Ltd.
0.699% due 07/15/2021		10,039	9,394
Quest Trust
2.495% due 05/25/2033		938	912
RAAC Series
0.435% due 09/25/2045		712	652
0.515% due 05/25/2036		96	65
0.595% due 02/25/2046		999	591
0.595% due 11/25/2046		1,287	657
0.625% due 10/25/2046		4,915	2,721
1.445% due 09/25/2047		3,098	2,539

Renaissance Home Equity Loan Trust
0.685% due 08/25/2033		2,400	2,007
0.745% due 12/25/2033		192	164
Residential Asset Mortgage Products, Inc.
0.415% due 07/25/2036		6,192	4,905
0.475% due 01/25/2036		7,217	5,778
1.175% due 06/25/2034		7,153	5,257
1.235% due 10/25/2033		9,522	6,949
4.790% due 06/25/2033		114	116
4.828% due 12/25/2033		495	504
5.340% due 08/25/2033		2,582	2,541
5.800% due 10/25/2033		247	168
Residential Asset Securities Corp.
0.415% due 11/25/2036		10,000	4,741
0.425% due 04/25/2036		1,952	1,530
0.485% due 10/25/2036		8,000	2,403
0.505% due 07/25/2036		2,200	664
0.565% due 01/25/2036		5,087	4,014
0.745% due 07/25/2032 ^		173	106
0.995% due 04/25/2034		4,415	2,674
1.070% due 02/25/2034		5,649	4,050
5.120% due 12/25/2033		4,949	4,106
6.084% due 06/25/2032		6,371	5,589
6.349% due 03/25/2032		254	234
Residential Funding Mortgage Securities, Inc.
0.375% due 05/25/2036		2,137	1,545
Salomon Brothers Mortgage Securities, Inc.
0.800% due 10/25/2028		37	37
Saxon Asset Securities Trust
0.745% due 03/25/2032		926	738
1.220% due 12/25/2033		9,037	6,663
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		699	152
0.325% due 11/25/2036 ^		272	56
0.575% due 10/25/2035		114	107
Silver Birch CLO BV
1.647% due 02/10/2020	EUR	925	1,132
SLC Student Loan Trust
4.750% due 06/15/2033		$1,722	1,655
SLM Student Loan Trust
0.901% due 10/25/2039	EUR	10,000	8,961
0.922% due 12/15/2023		11,928	14,131
0.932% due 09/15/2021		5,400	6,684
2.162% due 08/15/2016		$1,162	1,166
2.892% due 12/16/2019		4,900	4,978
3.492% due 05/16/2044		46,734	48,493
Soundview Home Equity Loan Trust
0.325% due 06/25/2037		229	190
0.355% due 02/25/2037		288	98
0.375% due 07/25/2037		160	90
0.425% due 05/25/2036		632	505
0.505% due 12/25/2035		3,188	2,902
0.895% due 11/25/2033		2,432	2,155
Specialty Underwriting & Residential Finance
0.495% due 09/25/2036		118	118
Stony Hill CDO Ltd.
1.032% due 10/15/2013		40	40
Streeterville ABS CDO Ltd.
0.816% due 11/03/2040		392,335	283,264
Structured Asset Investment Loan Trust
0.395% due 07/25/2036		10,838	5,486
0.945% due 04/25/2033		952	799
1.220% due 09/25/2034		274	147
Structured Asset Securities Corp.
0.395% due 05/25/2037		1,242	1,211
0.415% due 06/25/2037		10,520	2,023
0.565% due 05/25/2037		9,900	5,706
0.825% due 01/25/2033		229	196
1.595% due 04/25/2033		840	739
1.745% due 04/25/2035		1,353	1,157
3.450% due 02/25/2032		1,118	1,013
4.910% due 06/25/2033		248	248
5.560% due 05/25/2034		1,392	1,408
Triaxx Prime CDO
0.505% due 10/02/2039		69,730	43,582
Truman Capital Mortgage Loan Trust
0.505% due 03/25/2036		316	209
0.995% due 12/25/2032		3,200	2,673
Vanderbilt Acquisition Loan Trust
7.120% due 05/07/2032		5,000	5,350
Vanderbilt Mortgage Finance
5.840% due 02/07/2026		1,976	2,048
6.570% due 08/07/2024		1,014	1,062
Venture CDO Ltd.
0.696% due 01/20/2022		10,000	9,427

Volkswagen Car Lease
1.479% due 08/21/2015	EUR	236	299
WaMu Asset-Backed Certificates
0.355% due 04/25/2037		$82	29
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		294	188
0.395% due 05/25/2036		32,589	16,030
0.425% due 10/25/2036		23,000	7,077
Wells Fargo Home Equity Trust
0.875% due 04/25/2034		315	197

Total Asset-Backed Securities (Cost $2,194,478)			2,196,559

SOVEREIGN ISSUES 1.1%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	5,000	6,593
Korea Housing Finance Corp.
4.125% due 12/15/2015		$11,500	12,226
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		25,900	26,867
5.450% due 11/22/2017		20,000	20,740
6.025% due 07/05/2022 (c)		47,400	47,549

Total Sovereign Issues (Cost $111,197)			113,975

	SHARES
COMMON STOCKS 0.0%
HEALTH CARE 0.0%
NVHL S.A. ‘A’ (l)		8,220	23
NVHL S.A. ‘B’ (l)		8,220	23
NVHL S.A. ‘C’ (l)		8,220	23
NVHL S.A. ‘D’ (l)		8,220	23
NVHL S.A. ‘E’ (l)		8,220	23
NVHL S.A. ‘F’ (l)		8,220	23
NVHL S.A. ‘G’ (l)		8,220	23
NVHL S.A. ‘H’ (l)		8,220	23
NVHL S.A. ‘I’ (l)		8,220	23
NVHL S.A. ‘J’ (l)		8,220	23

Total Common Stocks (Cost $270)			230

WARRANTS 0.0%
INDUSTRIALS 0.0%
Alion Science and Technology Corp. - Exp. 03/15/2017		6,775	0

Total Warrants (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.0%
Citigroup, Inc.
7.500% due 12/15/2012		7,000	599
Wells Fargo & Co.
7.500% due 03/15/2013 (f)		1,200	1,350

			1,949

INDUSTRIALS 0.1%
United Technologies Corp.
7.500% due 08/01/2015		70,000	3,689

UTILITIES 0.0%
PPL Corp.
9.500% due 07/01/2013		68,700	3,634

Total Convertible Preferred Securities (Cost $8,906)			9,272

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Ally Financial, Inc.
8.500% due 05/15/2016 (f)		40,000	918
GMAC Capital Trust
8.125% due 02/15/2040		30,000	722
SLM Corp. CPI Linked Security
3.754% due 01/16/2018		51,000	1,146

Total Preferred Securities (Cost $2,328)			2,786

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.170% due 07/02/2012	$400	400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $409. Repurchase proceeds are $400.)
Barclays Capital, Inc.
0.150% due 01/26/2014	3,548	3,548
(Dated 01/31/2012. Collateralized by Denbury Resources, Inc. 8.250% due 02/15/2020 valued at $3,394. Repurchase proceeds are $3,550.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	46,800	46,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $47,681. Repurchase proceeds are $46,801.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	263	263
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $270. Repurchase proceeds are $263.)

		51,011

U.S. TREASURY BILLS 0.0%
0.081% due 08/02/2012 (j)	261	261

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 2.7%
PIMCO Short-Term Floating NAV Portfolio	27,307,763	273,624

Total Short-Term Instruments (Cost $324,902)		324,896

Total Investments 132.9% (Cost $13,072,232)		$13,237,602
Other Assets and Liabilities (Net) (32.9%)		(3,276,942)

Net Assets 100.0%		$9,960,660

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind bond security.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $15,071 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	On June 30, 2012, securities valued at $2,956,082 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
BCY	(1.500%)	06/26/2012	05/21/2014		$956	$(956)
	0.380%	06/13/2012	07/12/2012		1,098,264	(1,098,473)
	0.460%	06/13/2012	07/12/2012		16,585	(16,589)
BRC	0.080%	06/18/2012	07/18/2012	EUR	6,149	(7,781)
BSN	0.310%	06/13/2012	07/12/2012		$484,679	(484,754)
DEU	0.370%	06/13/2012	07/12/2012		990,985	(991,168)
	0.650%	06/08/2012	09/10/2012		25,494	(25,505)
JPS	0.480%	06/13/2012	07/12/2012		94,803	(94,826)
RYL	0.420%	06/25/2012	07/24/2012		45,811	(45,814)
SAL	0.230%	06/15/2012	07/18/2012		92,025	(92,034)

						$(2,857,900)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $3,205,276 at a weighted average interest rate of 0.322%.

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $44,562 and cash of $16,542 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation
CDX.HY-18 5-Year Index	5.000%	06/20/2017	$573,210	$(19,644)	$12,059

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	2.625%	03/19/2027	CAD	172,700	$1,538	$1,551
Pay	3-Month CAD Bank Bill	3.000%	03/19/2027		211,500	11,892	954
Pay	3-Month CAD Bank Bill	2.750%	12/17/2027		132,800	1,391	251
Receive	3-Month CAD Bank Bill	3.000%	12/17/2041		314,500	(22,329)	55

						$(7,508)	$2,811

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	(5.000%	)	03/20/2018	2.446%	$1,500	$(197)	$(148)	$(49)
Centex Corp.	BPS	(1.000%	)	06/20/2016	2.007%	8,500	320	913	(593)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.475%	12,500	210	779	(569)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.541%	14,000	285	879	(594)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.734%	5,000	205	192	13
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%	4,500	48	174	(126)
FBG Finance Ltd.	BRC	(1.600%	)	06/20/2015	0.424%	2,000	(71)	0	(71)
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	1.736%	8,000	154	519	(365)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2017	1.610%	14,600	453	1,018	(565)
Tyson Foods, Inc.	DUB	(1.000%	)	06/20/2016	1.009%	10,000	0	200	(200)

							$1,407	$4,526	$(3,119)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.874%		$2,000	$120	$0	$120
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		3,100	44	(32)	76
Japan Government International Bond	CBK	1.000%	03/20/2016	0.625%		700	10	(5)	15
Japan Government International Bond	CBK	1.000%	06/20/2016	0.676%		2,600	34	(1)	35
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%		18,700	265	(194)	459
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		6,700	87	(3)	90
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		6,300	89	(76)	165
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		7,500	106	(87)	193
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%		5,200	73	(61)	134
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		17,900	(776)	(1,188)	412
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%		10,000	(968)	(568)	(400)
Nokia OYJ	BOA	5.000%	06/20/2017	10.392%	EUR	6,000	(1,388)	(751)	(637)
Nokia OYJ	FBF	5.000%	06/20/2017	10.392%		33,400	(7,722)	(6,341)	(1,381)
Nokia OYJ	FBF	5.000%	09/20/2017	10.452%		10,200	(2,449)	(2,255)	(194)
Nokia OYJ	JPM	5.000%	06/20/2017	10.392%		20,100	(4,647)	(2,535)	(2,112)
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		$6,200	(163)	(434)	271
NRG Energy, Inc.	GST	5.000%	03/20/2019	6.076%		500	(26)	(42)	16
NRG Energy, Inc.	UAG	5.000%	03/20/2017	5.489%		100	(1)	(8)	7
NRG Energy, Inc.	UAG	5.000%	06/20/2017	5.672%		600	(16)	(60)	44
Petrobras International Finance Co.	HUS	1.000%	09/20/2015	1.472%		800	(11)	(25)	14
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%		1,000	(15)	(29)	14
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		800	1	(5)	6
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		2,000	3	(11)	14
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		400	(5)	(12)	7
SLM Corp.	BOA	5.000%	12/20/2013	2.045%		1,100	49	0	49
SLM Corp.	CBK	5.000%	12/20/2013	2.045%		800	36	69	(33)
Tokyo Electric Power Co., Inc.	BOA	1.000%	06/20/2013	2.769%	JPY	220,000	(46)	(165)	119
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.976%		890,000	(262)	(779)	517
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.264%		80,000	(32)	(44)	12
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.467%		70,000	(36)	(43)	7
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%		85,400	(5)	(124)	119
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		167,000	(14)	(368)	354
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		85,000	(18)	(59)	41
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.976%		28,000	(8)	(60)	52
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	3.467%		220,000	(112)	(264)	152

							$(17,803)	$(16,560)	$(1,243)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-2 Index	JPM	0.170%	05/25/2046	$1,433	$(1,270)	$(602)	$(668)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	4,433	(4,194)	(3,524)	(670)
ABX.HE.AA.7-1 Index	JPM	0.150%	08/25/2037	1,209	(1,144)	(738)	(406)
ABX.HE.AA.7-2 Index	JPM	1.920%	01/25/2038	1,202	(1,125)	(745)	(380)
CDX.EM-17 5-Year Index	BPS	5.000%	06/20/2017	50,000	4,936	3,587	1,349
CDX.EM-17 5-Year Index	DUB	5.000%	06/20/2017	25,000	2,468	2,437	31
CDX.EM-17 5-Year Index	GST	5.000%	06/20/2017	25,000	2,468	1,775	693
CDX.EM-17 5-Year Index	HUS	5.000%	06/20/2017	25,000	2,468	2,450	18
CMBX.NA.AAA.3 Index	CBK	0.080%	12/13/2049	16,700	(1,271)	(1,607)	336
CMBX.NA.AAA.3 Index	JPM	0.080%	12/13/2049	16,700	(1,272)	(1,628)	356

					$2,064	$1,405	$659

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	8.250%	01/02/2014	JPM	BRL	250,000	$595	$0	$595
Pay	1-Year BRL-CDI	8.250%	01/02/2014	UAG		250,000	597	0	597
Pay	1-Year BRL-CDI	9.060%	01/02/2014	HUS		870,000	6,519	4,775	1,744
Pay	3-Month USD-LIBOR	1.550%	08/15/2017	DUB		$975,000	8,143	(122)	8,265
Pay	3-Month USD-LIBOR	1.550%	08/15/2017	FBF		175,000	1,463	99	1,364
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	BRC	AUD	97,200	3,332	(138)	3,470
Pay	6-Month AUD-BBR-BBSW	5.250%	12/15/2021	GLM		145,800	4,997	(204)	5,201
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		75,000	6,628	43	6,585
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		100,000	8,837	98	8,739
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	UAG		128,000	11,312	(102)	11,414
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	915,000	644	34	610
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		130,000	92	14	78
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		500,000	352	114	238
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		80,000	56	15	41
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		1,105,000	778	38	740
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		150,000	106	11	95

							$54,451	$4,675	$49,776

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
NVHL S.A. ‘A’	03/09/2012	$27	$23	0.00%
NVHL S.A. ‘B’	03/09/2012	27	23	0.00%
NVHL S.A. ‘C’	03/09/2012	27	23	0.00%
NVHL S.A. ‘D’	03/09/2012	27	23	0.00%
NVHL S.A. ‘E’	03/09/2012	27	23	0.00%
NVHL S.A. ‘F’	03/09/2012	27	23	0.00%
NVHL S.A. ‘G’	03/09/2012	27	23	0.00%
NVHL S.A. ‘H’	03/09/2012	27	23	0.00%
NVHL S.A. ‘I’	03/09/2012	27	23	0.00%
NVHL S.A. ‘J’	03/09/2012	27	23	0.00%

		$270	$230	0.00%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (7)
Denbury Resources, Inc.	8.250%	02/15/2020	$3,000	$3,387	$(3,394)
Fannie Mae	4.500%	04/01/2042	78,000	85,513	(83,643)

				$86,900	$(87,037)

(7)	Market value includes $94 of interest payable on short sales.

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	52,493		$66,881	BPS	$451	$0	$451
07/2012		153,294		201,698	BRC	7,685	0	7,685
07/2012		73,903		96,878	DUB	3,344	0	3,344
07/2012		72,788		95,361	FBF	3,238	0	3,238
07/2012		2,258		2,987	HUS	130	0	130
07/2012		84,573		108,414	JPM	1,383	0	1,383
07/2012		772		980	MSC	3	0	3
07/2012		35,953		47,198	RBC	1,695	0	1,695
07/2012	GBP	70,611		110,718	BOA	131	0	131
07/2012		70,611		110,874	DUB	287	0	287
07/2012		2,521		3,964	JPM	16	0	16
07/2012		1,856		2,889	RBC	0	(18)	(18)
07/2012		55,324		86,965	UAG	320	0	320
07/2012		$1,029	EUR	787	BOA	0	(33)	(33)
07/2012		336,535		266,755	BPS	1,841	(776)	1,065
07/2012		4,461		3,551	BRC	33	0	33
07/2012		11,144		8,607	DUB	48	(299)	(251)
07/2012		694		527	HUS	0	(27)	(27)
07/2012		3,217		2,431	JPM	0	(140)	(140)
07/2012		10,295		7,846	RBC	0	(365)	(365)
07/2012		1,177		939	UAG	11	0	11
07/2012		2,912	GBP	1,889	BPS	46	0	46
07/2012		75,891		48,949	BRC	771	0	771
07/2012		76,215		48,950	DUB	448	0	448
07/2012		3,013		1,922	HUS	1	(4)	(3)
07/2012		155,055		99,294	JPM	455	0	455
07/2012		2,766		1,769	RYL	6	(2)	4
07/2012		30,564	KRW	34,501,760	CBK	0	(453)	(453)
08/2012	EUR	104,395		$130,319	BPS	0	(1,824)	(1,824)
08/2012	GBP	48,949		75,884	BRC	0	(772)	(772)
08/2012		48,950		76,209	DUB	0	(448)	(448)
08/2012		97,900		152,871	JPM	0	(444)	(444)
08/2012	MXN	2,090		149	CBK	0	(7)	(7)
08/2012		1,118		79	JPM	0	(5)	(5)
08/2012		$14,073	BRL	27,515	BRC	0	(461)	(461)
08/2012		20,000		41,550	HUS	554	0	554
08/2012		21,600		43,811	MSC	73	0	73
08/2012		20,000		40,576	UAG	73	0	73
08/2012		280	GBP	181	BRC	3	0	3
08/2012		29,975	MXN	406,066	HUS	339	0	339
09/2012	CAD	3,165		$3,076	UAG	0	(28)	(28)
09/2012	EUR	57,304		71,495	CBK	0	(1,074)	(1,074)
09/2012		1,240		1,551	RBC	0	(19)	(19)
09/2012		4,336		5,426	UAG	0	(65)	(65)
09/2012	GBP	4,500		6,958	BPS	0	(88)	(88)
09/2012	JPY	16,578,029		211,873	BPS	4,284	0	4,284
09/2012		$663	EUR	530	DUB	8	0	8
09/2012		7,125		5,627	JPM	16	(15)	1
09/2012		3,782		3,003	RBC	21	0	21
09/2012		160		127	RYL	1	0	1
09/2012		2,424		1,928	UAG	17	0	17
09/2012		119	GBP	77	BPS	1	0	1
09/2012		145	JPY	11,508	BRC	0	(1)	(1)

						$27,733	$(7,368)	$20,365

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$565,023	$0	$565,023
Corporate Bonds & Notes
Banking & Finance	7,000	1,249,373	2,181	1,258,554
Industrials	0	399,780	177,557	577,337
Utilities	0	289,644	924	290,568
Convertible Bonds & Notes
Banking & Finance	0	28,750	0	28,750
Industrials	0	572	0	572
Municipal Bonds & Notes
California	0	39,510	0	39,510
New Jersey	0	7,760	0	7,760
New York	0	8,941	0	8,941
Ohio	0	1,809	0	1,809
Tennessee	0	2,658	0	2,658
U.S. Government Agencies	0	3,388,672	0	3,388,672
U.S. Treasury Obligations	0	554,994	0	554,994
Mortgage-Backed Securities	0	3,752,064	112,672	3,864,736
Asset-Backed Securities	0	1,788,123	408,436	2,196,559
Sovereign Issues	0	113,975	0	113,975
Common Stocks
Health Care	0	0	230	230
Convertible Preferred Securities
Banking & Finance	1,949	0	0	1,949
Industrials	3,689	0	0	3,689
Utilities	3,634	0	0	3,634
Preferred Securities
Banking & Finance	2,786	0	0	2,786
Short-Term Instruments
Repurchase Agreements	0	51,011	0	51,011
U.S. Treasury Bills	0	261	0	261
PIMCO Short-Term Floating NAV Portfolio	273,624	0	0	273,624
	$292,682	$12,242,920	$702,000	$13,237,602

Short Sales, at value	$0	$(87,037)	$0	$(87,037)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	18,369	0	18,369
Foreign Exchange Contracts	0	27,733	0	27,733
Interest Rate Contracts	0	52,587	0	52,587
	$0	$98,689	$0	$98,689

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(10,013)	0	(10,013)
Foreign Exchange Contracts	0	(7,368)	0	(7,368)

	$0	$(17,381)	$0	$(17,381)

Totals	$292,682	$12,237,191	$702,000	$13,231,873

(ii) As of June 30, 2012, assets and liabilities valued at $3,318 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,194	$0	$0	$3	$0	$(16)	$0	$0	$2,181	$(16)
Industrials	178,328	6,398	(6,560)	(245)	(322)	(42)	0	0	177,557	232
Utilities	921	0	0	0	0	3	0	0	924	2
Mortgage-Backed Securities	82,303	34,340	(1,805)	48	103	46	0	(2,363)	112,672	(327)
Asset-Backed Securities	175,171	292,634	(10,460)	490	1,686	1,924	0	(53,009)	408,436	815
Common Stocks
Health Care	0	270	0	0	0	(40)	0	0	230	(40)

Totals	$438,917	$333,642	$(18,825)	$296	$1,467	$1,875	$0	$(55,372)	$702,000	$666

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$2,181	Benchmark Pricing	Base Price	95.00 - 100.25
Industrials	177,557	Third Party Vendor	Broker Quote	96.25 -114.13
Utilities	924	Third Party Vendor	Broker Quote	95.50
Mortgage-Backed Securities	44,258	Third Party Vendor	Broker Quote	4.14 - 101.00
	68,414	Benchmark Pricing	Base Price	1.48 - 99.56
Asset-Backed Securities	5,483	Third Party Vendor	Broker Quote	86.19
	402,953	Benchmark Pricing	Base Price	57.78 -101.14
Common Stocks
Health Care	230	Other Valuation Techniques	—	—

Total	$702,000

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Inflation Response Multi-Asset Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.4%
BANKING & FINANCE 1.4%
BNP Paribas S.A.
1.369% due 01/10/2014		$250	$245
HSBC Bank PLC
1.266% due 01/17/2014		250	250
ING Bank NV
1.868% due 06/09/2014		250	247

Total Corporate Bonds & Notes (Cost $735)			742

U.S. GOVERNMENT AGENCIES 3.7%
Fannie Mae
0.500% due 05/27/2015		2,000	2,000

Total U.S. Government Agencies (Cost $1,995)			2,000

U.S. TREASURY OBLIGATIONS 33.2%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016		730	760
0.125% due 04/15/2017		1,013	1,071
0.125% due 01/15/2022		407	431
0.625% due 07/15/2021 (f)		1,715	1,914
0.625% due 07/15/2021 (e)		4,083	4,556
0.750% due 02/15/2042		1,527	1,612
1.125% due 01/15/2021		2,104	2,426
1.375% due 01/15/2020		1,064	1,240
2.375% due 01/15/2025		2,685	3,546
2.500% due 01/15/2029		429	596

Total U.S. Treasury Obligations (Cost $17,539)			18,152

SOVEREIGN ISSUES 10.6%
Australia Government CPI Linked Bond
1.250% due 02/21/2022	AUD	1,000	1,088
4.000% due 08/20/2015		1,000	1,861
Mexico Government International Bond
2.500% due 12/10/2020 (a)	MXN	21,791	1,761
South Africa Government International Bond
2.750% due 01/31/2022 (a)	ZAR	5,478	715
United Kingdom Gilt
0.375% due 03/22/2062 (a)	GBP	93	165
1.250% due 11/22/2032 (a)		112	222

Total Sovereign Issues (Cost $5,670)			5,812

	SHARES
MUTUAL FUNDS (b)(c) 14.7%
PIMCO Emerging Markets Currency Fund		787,168	8,021

Total Mutual Funds (Cost $8,014)			8,021

REAL ESTATE INVESTMENT TRUSTS 0.7%
Entertainment Properties Trust		4,830	199
ProLogis, Inc.		6,289	209

Total Real Estate Investment Trusts (Cost $400)			408

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 33.7%
REPURCHASE AGREEMENTS 3.7%
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012		$1,500	1,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $1,537. Repurchase proceeds are $1,500.)

State Street Bank and Trust Co.
0.010% due 07/02/2012	532	532
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $545. Repurchase proceeds are $532.)

		2,032

SHORT-TERM NOTES 4.8%
Freddie Mac
0.162% due 12/17/2012	2,600	2,599

U.S. TREASURY BILLS 0.5%
0.142% due 08/30/2012	291	291

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 24.7%
PIMCO Short-Term Floating NAV Portfolio	1,349,890	13,526

Total Short-Term Instruments (Cost $18,448)		18,448

PURCHASED OPTIONS (h) 0.4%		212
(Cost $282)

Total Investments 98.4% (Cost $53,083)		$53,795
Written Options (i) (0.2%) (Premiums $165)		(110)
Other Assets and Liabilities (Net) 1.8%		991

Net Assets 100.0%		$54,676

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts ):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $322 at a weighted average interest rate of 0.220%. On June 30, 2012, there were no open reverse repurchase agreements.

(e)	Securities with an aggregate market value of $404 and cash of $10 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Brent Crude August Futures	Long	07/2012	6	$6
Brent Crude December Futures	Long	11/2012	14	91
Brent Crude December Futures	Short	11/2012	6	(27)
Brent Crude December Futures	Long	11/2013	14	79
Brent Crude June Futures	Short	05/2013	28	(165)
Brent Crude November Futures	Short	10/2012	2	(14)
Brent Crude October Futures	Long	09/2012	4	30
Brent Crude September Futures	Long	08/2012	4	15
Copper September Futures	Short	09/2012	4	(6)
Corn December Futures	Short	12/2012	5	(20)
Euro-Mill Wheat January Futures	Long	01/2013	4	5
Euro-Mill Wheat November Futures	Long	11/2012	77	45
Euro-Mill Wheat November Futures	Long	11/2013	5	0
Gas Oil December Futures	Long	12/2012	8	(4)
Gas Oil September Futures	Short	09/2012	8	1
Gold 100 oz. August Futures	Long	08/2012	5	(19)
Hard Red Winter Wheat September Futures	Long	09/2012	34	142
Natural Gas December Futures	Long	11/2012	6	(1)
Natural Gas November Futures	Short	10/2012	6	1
Platinum October Futures	Long	10/2012	4	4
Red Spring Wheat December Futures	Long	12/2012	10	28
Soybean May Futures	Long	05/2013	7	13
Soybean November Futures	Short	11/2012	5	(19)
Sugar No. 11 October Futures	Short	09/2012	8	(10)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	5	6
Wheat December Futures	Short	12/2012	40	(115)
Wheat December Futures	Short	12/2013	2	(1)
Wheat September Futures	Short	09/2012	34	(202)
White Sugar October Futures	Long	09/2012	8	11
WTI Crude December Futures	Long	11/2012	3	14
WTI Crude December Futures	Long	11/2013	3	14
WTI Crude June Futures	Short	05/2013	6	(29)

				$(127)

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $92 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$ 2,100	$(95)	$(128)

(g)	OTC swap agreements outstanding on June 30, 2012:

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (1)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DJUBSGC Index	26,043	0.245%	$5,220	07/27/2012	BRC	$85
Receive	DJUBSTR Index	2,552	3-Month U.S. Treasury Bill rate plus a specified spread	5,860	07/27/2012	BRC	152
Pay	DJUBSTR Index	52	3-Month U.S. Treasury Bill rate plus a specified spread	120	07/27/2012	BRC	(3)
Receive	DWRTFT Index	167	1-Month USD-LIBOR less a specified spread	979	08/31/2012	FCT	283
Receive	DJUBSTR Index	16,680	3-Month U.S. Treasury Bill rate plus a specified spread	5,140	07/27/2012	JPM	129

							$646

(1)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

Variance Swaps

Pay/Receive Variance	Reference Entity	Strike Price	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	CBOT Corn September Futures	$0.146	08/24/2012	DUB	$30	$0	$0	$0
Pay	CBOT Corn September Futures	0.159	08/24/2012	GST	90	(1)	0	(1)
Receive	LME Copper June Futures	0.111	06/04/2014	DUB	120	(2)	0	(2)
Pay	London Gold Market Fixing Ltd. PM	0.028	08/07/2012	JPM	400	(7)	0	(7)
Pay	London Gold Market Fixing Ltd. PM	0.033	08/17/2012	DUB	230	(2)	0	(2)
Pay	London Gold Market Fixing Ltd. PM	0.063	05/24/2013	GST	160	0	0	0
Pay	London Gold Market Fixing Ltd. PM	0.068	05/31/2013	GST	260	2	0	2
Pay	London Gold Market Fixing Ltd. PM	0.089	06/04/2014	DUB	130	2	0	2
Receive	London Platinum Markets Fixing Ltd. PM	0.068	05/24/2013	GST	150	(1)	0	(1)
Receive	London Platinum Markets Fixing Ltd. PM	0.074	05/31/2013	GST	250	(4)	0	(4)
Receive	London Silver Market Fixing Ltd. LBMA	0.090	08/07/2012	MYC	90	2	0	2
Pay	NYMEX Natural Gas August Futures	0.305	07/26/2012	DUB	20	1	0	1
Pay	NYMEX Natural Gas August Futures	0.323	07/26/2012	JPM	60	1	0	1

						$(9)	$0	$(9)

(h)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,250.000	12/21/2012	95	$256	$189

Straddle Options

Description	Counterparty	Exercise Level (2)	Expiration Date	Notional Amount	Cost (2)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$100	$9	$8
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	200	17	15

					$26	$23

(2)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on June 30, 2012:

Options on Commodity Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Call - CBOT Corn September Futures	$750.000	08/24/2012	5	$3	$(2)

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Premium	Market Value
Put - CME E-mini S&P 500 Index December Futures	1,150.000	12/21/2012	95	$162	$(108)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	44		$44	MSC	$0	$(1)	$(1)
07/2012		2,883		2,806	WST	0	(141)	(141)
07/2012	EUR	624		782	BRC	0	(8)	(8)
07/2012		529		674	HUS	4	0	4
07/2012		34		42	JPM	0	(1)	(1)
07/2012		391		510	UAG	16	0	16
07/2012		$390	EUR	310	BRC	4	(1)	3
07/2012		861		691	DUB	13	0	13
07/2012		35		28	FBF	0	0	0
07/2012		142		114	GSC	2	0	2
07/2012		727		577	JPM	3	0	3
07/2012		15		12	RBC	0	0	0
07/2012		681		541	RYL	4	0	4
07/2012		10		8	UAG	0	0	0
07/2012	ZAR	6,874		$815	BRC	0	(23)	(23)
08/2012	BRL	69		34	GSC	0	0	0
08/2012	MXN	22,338		1,709	JPM	41	0	41
08/2012		$80	BRL	166	BRC	2	0	2
09/2012	GBP	118		$182	BPS	0	(2)	(2)
09/2012		145		224	RYL	0	(3)	(3)
02/2013	CNY	653		102	JPM	0	0	0

						$89	$(180)	$(91)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$742	$0	$742
U.S. Government Agencies	0	2,000	0	2,000
U.S. Treasury Obligations	0	18,152	0	18,152
Sovereign Issues	0	5,812	0	5,812
Mutual Funds	8,021	0	0	8,021
Real Estate Investment Trusts	408	0	0	408
Short-Term Instruments
Repurchase Agreements	0	2,032	0	2,032
Short-Term Notes	0	2,599	0	2,599
U.S. Treasury Bills	0	291	0	291
PIMCO Short-Term Floating NAV Portfolio	13,526	0	0	13,526
Purchased Options
Equity Contracts	0	189	0	189
Interest Rate Contracts	0	0	23	23
	$21,955	$31,817	$23	$53,795

Financial Derivative Instruments (2) - Assets
Commodity Contracts	499	657	0	1,156
Foreign Exchange Contracts	0	89	0	89
Interest Rate Contracts	6	0	0	6
	$505	$746	$0	$1,251

Financial Derivative Instruments (2) - Liabilities
Commodity Contracts	(634)	(20)	0	(654)
Equity Contracts	0	(108)	0	(108)
Foreign Exchange Contracts	0	(180)	0	(180)
Interest Rate Contracts	0	(128)	0	(128)

	$(634)	$(436)	$0	$(1,070)

Totals	$21,826	$32,127	$23	$53,976

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Purchased Options Interest Rate Contracts	$0	$25	$0	$0	$0	$(2)	$0	$0	$23	$(2)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Purchased Options
Interest Rate Contracts	$23	Indicative Market Quotations	Broker Quote	7.79

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International Fundamental IndexPLUS® TR Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.6%
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		$5,000	$5,002
Bausch & Lomb, Inc.
5.250% due 05/17/2019		8,000	7,965
Charter Communications, Inc.
4.000% due 05/15/2019		3,591	3,574
Colfax Corp.
4.500% due 01/13/2019		1,244	1,244
Delos Aircraft, Inc.
4.750% due 04/12/2016		1,600	1,610
HD Supply, Inc.
7.250% due 10/12/2017		2,500	2,513
Health Management Associates, Inc.
4.500% due 11/18/2018		1,493	1,482
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		1,194	1,202
Residential Cap LLC
5.000% due 11/18/2013		8,800	8,819
Smart Balance, Inc.
3.250% due 07/02/2018		8,000	7,980
Springleaf Finance Corp.
5.500% due 05/10/2017		5,400	5,099

Total Bank Loan Obligations (Cost $45,860)			46,490

CORPORATE BONDS & NOTES 11.4%
BANKING & FINANCE 6.6%
Ally Financial, Inc.
4.625% due 06/26/2015		9,600	9,667
American International Group, Inc.
4.875% due 06/01/2022		4,000	4,104
5.850% due 01/16/2018		200	222
Banco Santander Chile
2.066% due 01/19/2016		100	94
Bank of America Corp.
5.650% due 05/01/2018		3,100	3,321
6.000% due 09/01/2017		11,000	11,890
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,155
Caledonia Generating LLC
1.950% due 02/28/2022 (b)		7,800	7,800
Citigroup, Inc.
1.919% due 01/13/2014		1,700	1,693
DNB Bank ASA
3.200% due 04/03/2017		2,600	2,634
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (b)		5,000	5,000
Eksportfinans ASA
0.661% due 04/05/2013		1,800	1,749
0.669% due 10/07/2013		400	382
1.430% due 02/12/2013		1,000	980
1.600% due 03/20/2014	JPY	30,000	356
1.875% due 04/02/2013		$3,100	3,039
2.000% due 09/15/2015		200	179
2.375% due 05/25/2016		500	445
3.000% due 11/17/2014		4,400	4,172
5.500% due 05/25/2016		200	197
5.500% due 06/26/2017		1,600	1,556
Export-Import Bank of Korea
2.268% due 03/21/2015		4,200	4,194
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		18,300	18,464
7.000% due 10/01/2013		400	428
7.000% due 04/15/2015		4,450	4,957
8.700% due 10/01/2014		1,300	1,483
General Electric Capital Corp.
3.800% due 06/18/2019		23,500	23,762
Goldman Sachs Group, Inc.
5.375% due 03/15/2020		6,000	6,190
7.500% due 02/15/2019		3,700	4,227
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		800	813
HSBC Bank PLC
2.000% due 01/19/2014		6,150	6,209
HSBC Holdings PLC
4.875% due 01/14/2022		5,000	5,542

International Lease Finance Corp.
5.000% due 09/15/2012		100	101
7.125% due 09/01/2018		500	554
JPMorgan Chase & Co.
4.400% due 07/22/2020		2,100	2,220
6.000% due 01/15/2018		11,000	12,648
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (d)		100	105
Metropolitan Life Global Funding
3.875% due 04/11/2022		7,450	7,757
Morgan Stanley
5.500% due 01/26/2020		4,000	3,926
Prudential Covered Trust
2.997% due 09/30/2015		3,500	3,559
Rabobank Group
3.875% due 02/08/2022		8,000	8,161
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	2,500	2,932
SLM Corp.
0.766% due 01/27/2014		$400	382
5.000% due 04/15/2015		200	203
5.375% due 05/15/2014		500	519
8.450% due 06/15/2018		5,200	5,850
Trafford Centre Finance Ltd.
1.213% due 07/28/2015	GBP	277	429
Weyerhaeuser Co.
7.375% due 10/01/2019		$2,000	2,369

			189,619

INDUSTRIALS 4.3%
ABB Finance USA, Inc.
2.875% due 05/08/2022		7,325	7,432
Altria Group, Inc.
9.250% due 08/06/2019		2,100	2,923
American Tower Corp.
4.500% due 01/15/2018		1,100	1,165
5.050% due 09/01/2020		200	211
7.000% due 10/15/2017		700	815
Anadarko Petroleum Corp.
8.700% due 03/15/2019		2,000	2,619
Anglo American Capital PLC
9.375% due 04/08/2014		3,200	3,600
Boston Scientific Corp.
6.000% due 01/15/2020		2,100	2,510
Canadian Oil Sands Ltd.
4.500% due 04/01/2022		13,800	14,346
Case New Holland, Inc.
7.750% due 09/01/2013		1,600	1,708
Cellco Partnership
8.500% due 11/15/2018		1,300	1,782
Devon Energy Corp.
3.250% due 05/15/2022		10,000	10,203
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	218
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		100	105
Georgia-Pacific LLC
5.400% due 11/01/2020		2,100	2,443
Kraft Foods Group, Inc.
1.625% due 06/04/2015		3,700	3,742
MGM Resorts International
6.750% due 04/01/2013		5,300	5,452
11.125% due 11/15/2017		1,000	1,127
NBCUniversal Media LLC
5.150% due 04/30/2020		3,100	3,567
Nokia OYJ
5.375% due 05/15/2019		4,300	3,391
Penske Truck Leasing Co. LP
3.125% due 05/11/2015		3,300	3,322
Pride International, Inc.
6.875% due 08/15/2020		9,245	11,369
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		200	228
Rock-Tenn Co.
4.900% due 03/01/2022		5,000	5,165
Rogers Communications, Inc.
6.800% due 08/15/2018		2,300	2,842
SABMiller Holdings, Inc.
3.750% due 01/15/2022		18,610	19,847
Transocean, Inc.
6.000% due 03/15/2018		2,300	2,573
Tyson Foods, Inc.
4.500% due 06/15/2022		1,400	1,449

U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		8,000	8,190

			124,344

UTILITIES 0.5%
AES Corp.
7.750% due 03/01/2014		3,050	3,324
Oncor Electric Delivery Co. LLC
4.100% due 06/01/2022		3,500	3,579
Puget Energy, Inc.
5.625% due 07/15/2022		3,300	3,407
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	1,000	1,264
Verizon Communications, Inc.
6.100% due 04/15/2018		$1,600	1,953

			13,527

Total Corporate Bonds & Notes (Cost $321,470)			327,490

MUNICIPAL BONDS & NOTES 0.7%
ALASKA 0.2%
Alaska Housing Finance Corp. Revenue Bonds, Series 2012
4.000% due 12/01/2032 (b)		5,000	5,022

CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	178

COLORADO 0.0%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
7.017% due 12/15/2037		500	657

ILLINOIS 0.0%
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029		500	634
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		100	103
4.421% due 01/01/2015		100	105

			842

LOUISIANA 0.0%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	336

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	109

NEW YORK 0.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		2,800	3,592
6.814% due 11/15/2040		200	261
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		2,550	3,159
6.271% due 12/01/2037		100	129
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041		100	112
5.882% due 06/15/2044		200	262
6.124% due 06/15/2042		100	114
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,350	1,532
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		700	788
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	177

			10,126

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041		1,800	2,497

Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	332

		2,829

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	114

Total Municipal Bonds & Notes (Cost $19,791)		20,213

U.S. GOVERNMENT AGENCIES 24.6%
Fannie Mae
0.575% due 04/25/2037	201	201
0.615% due 05/25/2037	209	209
0.945% due 07/25/2036	95	95
2.500% due 03/01/2027 - 08/01/2027	29,000	29,865
2.900% due 06/01/2020	3,800	3,964
3.000% due 07/01/2027	34,000	35,636
3.500% due 05/01/2019 - 08/01/2042	50,032	52,794
4.000% due 04/01/2023 - 08/01/2042	99,304	105,633
4.500% due 07/01/2027 - 08/01/2042	212,233	227,648
5.000% due 07/01/2027 - 08/01/2042	60,120	65,080
5.500% due 03/01/2028 - 08/01/2042	129,589	141,382
5.805% due 03/25/2037 (a)	3,113	454
5.905% due 11/25/2039 (a)	1,858	268
6.000% due 05/01/2024 - 08/01/2042	3,794	4,136
6.135% due 03/25/2037 (a)	3,685	578
6.955% due 02/25/2037 (a)	1,927	360
9.591% due 11/25/2040	251	262
11.823% due 01/25/2041	5,985	8,304
Freddie Mac
0.762% due 12/15/2041	2,596	2,606
0.792% due 01/15/2042	3,320	3,337
1.000% due 03/08/2017	2,200	2,215
1.343% due 07/31/2042 (b)	9,216	9,211
5.000% due 04/15/2041	1,624	1,931
5.500% due 03/15/2034	861	972
6.228% due 07/15/2036 (a)	10,701	1,933
6.328% due 09/15/2036 (a)	2,554	425
6.662% due 04/15/2042	1,118	1,132
9.216% due 01/15/2042	219	222
9.217% due 09/15/2041	1,179	1,206
10.377% due 02/15/2040	523	537
12.475% due 02/15/2041	46	48
13.834% due 09/15/2041	2,884	3,154

Total U.S. Government Agencies (Cost $703,724)		705,798

U.S. TREASURY OBLIGATIONS 66.3%
U.S. Treasury Bonds
3.125% due 11/15/2041	1,200	1,292
3.125% due 02/15/2042	26,300	28,305
3.750% due 08/15/2041	14,000	16,914
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022	45,441	48,178
U.S. Treasury Notes
0.125% due 08/31/2013	16,000	15,976
0.125% due 12/31/2013	21,000	20,948
0.250% due 01/31/2014	4,000	3,997
0.250% due 02/28/2014	1,000	999
0.250% due 03/31/2014 (f)(h)	131,000	130,877
0.250% due 04/30/2014	18,000	17,982
0.250% due 02/15/2015	47,000	46,846
0.250% due 05/15/2015	38,000	37,849
0.375% due 03/15/2015 (f)	96,000	95,970
0.375% due 04/15/2015 (f)	55,000	54,979
0.375% due 06/15/2015	54,000	53,971
0.500% due 08/15/2014 (f)	44,300	44,459
0.625% due 05/31/2017	114,000	113,546
0.875% due 01/31/2017	36,600	36,937
0.875% due 02/28/2017	105,700	106,674
0.875% due 04/30/2017	83,500	84,192
1.000% due 08/31/2016	42,000	42,686
1.000% due 03/31/2017	150,300	152,461
1.125% due 05/31/2019 (h)	150,000	150,352
1.250% due 01/31/2019	14,000	14,203
1.250% due 04/30/2019 (h)	81,750	82,714
1.375% due 02/28/2019	105,500	107,816
1.500% due 08/31/2018	44,300	45,743
1.500% due 03/31/2019	142,700	146,825
1.750% due 05/15/2022	57,800	58,333
2.000% due 11/15/2021	62,700	65,066

2.000% due 02/15/2022		77,100	79,768

Total U.S. Treasury Obligations (Cost $1,889,916)			1,906,858

MORTGAGE-BACKED SECURITIES 3.9%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		732	637
Banc of America Funding Corp.
5.500% due 08/25/2035		55	56
6.000% due 08/25/2036		384	369
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		26,166	24,806
5.692% due 06/24/2050		2,000	2,239
5.807% due 02/24/2051		300	333
Banc of America Mortgage Securities, Inc.
2.938% due 01/25/2035		254	222
2.966% due 02/25/2034		258	240
3.120% due 05/25/2033		510	468
5.375% due 06/25/2035		226	210
Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036		165	143
5.145% due 08/25/2035		597	599
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050		2,650	2,965
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035		955	843
2.580% due 10/25/2035		142	125
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 02/25/2035		116	70
2.776% due 10/20/2034		302	240
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 11/25/2034		48	48
Credit Suisse Mortgage Capital Certificates
5.781% due 04/12/2049		125	128
DECO Series
1.283% due 10/27/2014	GBP	2,000	3,077
Deutsche ALT-A Securities, Inc.
0.745% due 02/25/2035		$1,834	1,432
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031		266	270
G-Force LLC
5.158% due 12/25/2039		353	350
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^		4	4
GS Mortgage Securities Corp.
5.162% due 12/10/2043		1,585	1,840
GSR Mortgage Loan Trust
2.626% due 11/25/2035		536	476
2.659% due 09/25/2035		1,200	971
2.664% due 12/25/2034		296	286
5.132% due 11/25/2035		1,577	1,519
5.250% due 07/25/2035		376	369
5.500% due 01/25/2037		1,261	1,223
ING U.K. Listed Real Estate Issuer PLC
1.263% due 01/30/2015	GBP	2,000	3,069
JPMorgan Chase Commercial Mortgage Securities Corp.
2.142% due 11/15/2028		$1,600	1,608
JPMorgan Mortgage Trust
2.764% due 07/25/2035		3,492	3,216
3.055% due 07/25/2035		102	98
5.135% due 06/25/2035		269	271
5.500% due 04/25/2036		10,286	9,760
LB-UBS Commercial Mortgage Trust
6.314% due 04/15/2041		1,500	1,791
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.592% due 06/15/2022		1,579	1,565
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		425	422
Merrill Lynch Mortgage Investors, Inc.
2.227% due 02/25/2033		613	609
5.250% due 08/25/2036		1,500	1,538
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		157	145
Morgan Stanley Capital, Inc.
4.661% due 06/15/2044		250	281
5.439% due 02/12/2044		2,000	2,107
5.781% due 04/12/2049		1,937	1,986
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		85	71
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		1,179	1,074
RBSCF Trust
5.336% due 05/16/2047		220	240
5.420% due 01/16/2049		150	167

5.467% due 09/16/2039		600	661
5.509% due 04/16/2047		1,300	1,436
5.695% due 09/16/2040		1,100	1,227
6.076% due 06/16/2049		1,400	1,596
6.097% due 02/16/2051		300	338
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	2,000	3,118
Sequoia Mortgage Trust
1.241% due 05/20/2034		$425	364
Structured Asset Securities Corp.
0.745% due 12/25/2033		86	84
2.718% due 02/25/2034		1,436	1,310
5.000% due 05/25/2035		854	865
5.500% due 05/25/2035		1,037	1,030
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		14,722	14,683
Wachovia Bank Commercial Mortgage Trust
5.927% due 06/15/2049		2,500	2,734
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		2,686	2,137
2.446% due 06/25/2033		1,306	1,320
2.640% due 08/25/2046		645	456
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 02/25/2035		1,258	1,142

Total Mortgage-Backed Securities (Cost $106,275)			111,077

ASSET-BACKED SECURITIES 0.8%
Callidus Debt Partners Fund Ltd.
0.967% due 05/15/2015		1,241	1,231
CIT Education Loan Trust
0.588% due 03/15/2026		2,200	2,142
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		377	395
EFS Volunteer LLC
0.845% due 10/25/2021		5,300	5,291
Eurocredit CDO BV
1.658% due 02/22/2020	EUR	715	876
GSAA Trust
0.515% due 06/25/2035		$2,979	2,625
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	413	514
IXIS Real Estate Capital Trust
0.585% due 02/25/2036		$203	175
JPMorgan Mortgage Acquisition Corp.
0.435% due 05/25/2035		453	406
Jubilee CDO BV
1.443% due 10/15/2019	EUR	775	959
Leopard CLO BV
1.268% due 04/07/2019		267	334
1.283% due 04/21/2020		887	1,079
Morgan Stanley Dean Witter Capital
1.225% due 02/25/2033		$894	718
SLC Student Loan Trust
4.750% due 06/15/2033		2,996	2,879
SLM Student Loan Trust
0.932% due 06/17/2024	EUR	1,316	1,558
1.212% due 12/15/2027		900	962

Total Asset-Backed Securities (Cost $22,293)			22,144

SOVEREIGN ISSUES 0.3%
Russia Government International Bond
4.500% due 04/04/2022		$4,000	4,200
5.625% due 04/04/2042		3,000	3,217

Total Sovereign Issues (Cost $6,899)			7,417

SHORT-TERM INSTRUMENTS 9.6%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012		835	835

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $852. Repurchase proceeds are $835.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 9.6%
PIMCO Short-Term Floating NAV Portfolio	9,722,357	97,418
PIMCO Short-Term Floating NAV Portfolio III	17,929,139	179,345

		276,763

Total Short-Term Instruments (Cost $277,577)		277,598

PURCHASED OPTIONS (j) 0.0%
(Cost $1,805)		1,368

Total Investments 119.2% (Cost $3,395,610)		$3,426,453
Written Options (k) (0.1%) (Premiums $2,691)		(2,435)
Other Assets and Liabilities (Net) (19.1%)		(548,812)

Net Assets 100.0%		$2,875,206

Notes to Schedule of Investments (amounts in thousands*, except number of units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,152 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $21,646 at a weighted average interest rate of (0.027%). On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,095 and cash of $26 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	68,400	$479	$531
Pay	3-Month CAD Bank Bill	2.250%	12/15/2016		41,000	391	233
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$1,860	(21)	(5)

						$849	$759

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums (Received)	Unrealized Appreciation
Republic of Korea	FBF	1.000%	12/20/2012	0.310%	$100	$0	$(1)	$1
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%	100	1	(1)	2

						$1	$(2)	$3

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,700	$(90)	$(143)	$53
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,100	(52)	(75)	23

					$(142)	$(218)	$76

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL	39,800	$677	$9	$668
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		13,400	234	9	225

							$911	$18	$893

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (5)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERADXULT Index	451,452	1-Month USD-LIBOR plus a specified spread	$434,884	02/08/2013	BOA	$32,071
Receive	ERADXULT Index	241,730	1-Month USD-LIBOR plus a specified spread	232,859	03/28/2013	BOA	17,173
Receive	ERADXULT Index	1,066,297	1-Month USD-LIBOR plus a specified spread	1,063,267	04/15/2013	FBF	40,078
Receive	ERADXULT Index	513,191	1-Month USD-LIBOR plus a specified spread	511,000	06/07/2013	FBF	19,996
Receive	ERADXULT Index	415,261	1-Month USD-LIBOR plus a specified spread	400,021	09/28/2012	JPM	29,537
Receive	ERADXULT Index	20,362	1-Month USD-LIBOR plus a specified spread	19,614	01/04/2013	JPM	1,447
Receive	ERADXULT Index	47,047	1-Month USD-LIBOR plus a specified spread	45,320	01/23/2013	JPM	3,343

							$143,645

(5)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on June 30, 2012:

Foreign	Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC EUR versus USD	BRC	$1.260	08/23/2012	EUR 22,700	$743	$387

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$700	$62	$57
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	2,000	170	156
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	2,600	227	212
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	2,100	178	163
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	1,000	88	81
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	3,000	254	234
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	1,000	83	78

					$1,062	$981

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$52,500	$546	$(859)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	52,500	940	(327)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	7,600	89	(215)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	7,600	143	(26)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	27,700	328	(784)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	27,400	519	(94)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	4,100	58	(116)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	4,100	68	(14)

							$2,691	$(2,435)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	709		$701	DUB	$0	$(23)	$(23)
07/2012		14,642		14,250	FBF	0	(714)	(714)
07/2012		2,091		2,118	JPM	0	(19)	(19)
07/2012		589		591	UAG	0	(11)	(11)
07/2012	EUR	534		698	BOA	22	0	22
07/2012		2,860		3,594	BPS	17	(43)	(26)
07/2012		4,225		5,484	BRC	145	(8)	137
07/2012		533		704	CBK	29	0	29
07/2012		14,180		18,003	DUB	229	(172)	57
07/2012		794		1,003	FBF	0	(2)	(2)
07/2012		2,265		2,997	HUS	130	0	130
07/2012		4,580		5,870	JPM	76	(3)	73
07/2012		2,382		3,093	UAG	86	(8)	78
07/2012		$1,503	EUR	1,180	BPS	0	(10)	(10)
07/2012		1,505		1,180	JPM	0	(11)	(11)
07/2012		226		173	UAG	0	(7)	(7)
08/2012		2,946		2,360	BPS	41	0	41
09/2012	GBP	6,201		$9,588	BPS	0	(122)	(122)
09/2012	JPY	27,816		355	BPS	7	0	7
09/2012		$1,171	CAD	1,194	BRC	0	0	0
09/2012		3,083		3,145	JPM	1	0	1
09/2012		34,534		35,499	UAG	273	0	273
10/2012		3,600	CNY	22,832	BRC	0	(12)	(12)
10/2012		18,911		120,460	CBK	20	0	20
10/2012		23,600		149,324	HUS	6	(139)	(133)
10/2012		12,200		77,537	JPM	3	(18)	(15)
10/2012		16,100		101,866	MSC	0	(92)	(92)
10/2012		7,550		47,735	UAG	0	(48)	(48)
02/2013		2,400		15,335	HUS	2	0	2
02/2013		9,306		59,294	JPM	0	(19)	(19)
02/2013		12,300		78,529	MSC	5	(4)	1

						$1,092	$(1,485)	$(393)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$46,490	$0	$46,490
Corporate Bonds & Notes
Banking & Finance	12,800	176,819	0	189,619
Industrials	0	116,154	8,190	124,344
Utilities	0	13,527	0	13,527
Municipal Bonds & Notes
Alaska	0	5,022	0	5,022
California	0	178	0	178
Colorado	0	657	0	657
Illinois	0	842	0	842
Louisiana	0	336	0	336
Massachusetts	0	109	0	109
New York	0	10,126	0	10,126
Ohio	0	2,829	0	2,829
Pennsylvania	0	114	0	114
U.S. Government Agencies	0	696,587	9,211	705,798
U.S. Treasury Obligations	0	1,906,858	0	1,906,858
Mortgage-Backed Securities	0	110,727	350	111,077
Asset-Backed Securities	0	22,144	0	22,144
Sovereign Issues	0	7,417	0	7,417
Short-Term Instruments
Repurchase Agreements	0	835	0	835
PIMCO Short-Term Floating NAV Portfolios	276,763	0	0	276,763
Purchased Options
Foreign Exchange Contracts	0	387	0	387
Interest Rate Contracts	0	0	981	981
	$289,563	$3,118,158	$18,732	$3,426,453

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	79	0	79
Equity Contracts	0	143,645	0	143,645
Foreign Exchange Contracts	0	1,092	0	1,092
Interest Rate Contracts	0	1,657	0	1,657
	$0	$146,473	$0	$146,473

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	0	(1,485)	0	(1,485)
Interest Rate Contracts	0	(2,440)	0	(2,440)

	$0	$(3,925)	$0	$(3,925)

Totals	$289,563	$3,260,706	$18,732	$3,569,001

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,197	$0	$0	$0	$0	$(3)	$0	$(4,194)	$0	$0
Industrials	0	8,067	0	0	0	123	0	0	8,190	123
U.S. Government Agencies	1,284	7,928	0	0	0	(1)	0	0	9,211	(1)
Mortgage-Backed Securities	409	0	(60)	0	2	(1)	0	0	350	0
Purchased Options
Interest Rate Contracts	0	1,063	0	0	0	(82)	0	0	981	(82)

Totals	$5,890	$17,058	$(60)	$0	$2	$36	$0	$(4,194)	$18,732	$40

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$8,190	Third Party Vendor	Broker Quote	102.38
U.S. Government Agencies	9,211	Benchmark Pricing	Base Price	99.95
Mortgage-Backed Securities	350	Third Party Vendor	Broker Quote	99.00
Purchased Options
Interest Rate Contracts	981	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Total	$18,732

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
HCA, Inc.
2.745% due 05/02/2016		$1,875	$1,841
Springleaf Finance Corp.
5.500% due 05/10/2017		2,300	2,172

Total Bank Loan Obligations (Cost $4,160)			4,013

CORPORATE BONDS & NOTES 26.7%
BANKING & FINANCE 19.1%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		600	574
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	104
Ally Financial, Inc.
0.000% due 12/01/2012		2,100	2,071
4.500% due 02/11/2014		100	102
4.625% due 06/26/2015		200	201
6.750% due 12/01/2014		625	660
7.500% due 12/31/2013		1,400	1,487
7.500% due 09/15/2020		200	226
American Express Credit Corp.
5.875% due 05/02/2013		100	104
American General Institutional Capital
8.125% due 03/15/2046		200	208
American International Group, Inc.
4.900% due 06/02/2014	CAD	1,500	1,511
5.050% due 10/01/2015		$500	531
5.850% due 01/16/2018		2,200	2,439
6.400% due 12/15/2020		1,900	2,155
8.250% due 08/15/2018		5,800	7,022
ANZ National International Ltd.
6.200% due 07/19/2013		100	105
ASIF
3.000% due 02/17/2017	EUR	200	224
Banco Santander Brasil S.A.
2.568% due 03/18/2014		$400	385
4.250% due 01/14/2016		300	298
4.500% due 04/06/2015		500	502
Banco Santander Chile
2.066% due 01/19/2016		1,000	945
Bank of America Corp.
5.750% due 12/01/2017		200	214
6.000% due 09/01/2017		1,725	1,864
Bank of Nova Scotia
1.650% due 10/29/2015		200	205
Banque PSA Finance S.A.
2.361% due 04/04/2014		600	584
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	202
6.500% due 03/10/2021		200	203
Bear Stearns Cos. LLC
1.024% due 07/27/2012	EUR	100	127
BM&FBovespa S.A.
5.500% due 07/16/2020		$100	107
BNP Paribas S.A.
0.869% due 04/08/2013		100	99
1.369% due 01/10/2014		1,000	980
BPCE S.A.
2.375% due 10/04/2013		100	98
BRFkredit A/S
0.717% due 04/15/2013		900	900
Capital One Capital
10.250% due 08/15/2039		600	615
CIT Group, Inc.
5.250% due 04/01/2014		100	104
Citigroup, Inc.
0.738% due 06/09/2016		4,400	3,815
1.317% due 02/15/2013		200	200
1.919% due 01/13/2014		500	498
2.467% due 08/13/2013		100	101
5.000% due 09/15/2014		8,800	9,026
5.300% due 10/17/2012		3,672	3,718
5.625% due 08/27/2012		100	101
Compass Bank
6.400% due 10/01/2017		5,200	4,862
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		1,600	1,565

Credit Suisse
2.200% due 01/14/2014		300	302
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		200	211
Deutsche Bank AG
1.357% due 09/22/2015	EUR	200	231
Dexia Credit Local S.A.
2.000% due 03/05/2013		$2,400	2,390
Eksportfinans ASA
0.669% due 10/07/2013		2,000	1,908
Export-Import Bank of Korea
4.000% due 01/29/2021		500	519
5.125% due 06/29/2020		100	112
8.125% due 01/21/2014		800	875
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,500	1,960
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,400	1,497
7.000% due 04/15/2015		200	223
7.500% due 08/01/2012		700	703
8.000% due 12/15/2016		200	237
8.700% due 10/01/2014		200	228
12.000% due 05/15/2015		600	750
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	400	450
1.466% due 02/07/2014		$3,100	3,064
6.150% due 04/01/2018		700	760
6.250% due 09/01/2017		1,000	1,089
6.750% due 10/01/2037		3,900	3,838
HSBC Bank PLC
2.000% due 01/19/2014		200	202
HSBC Finance Capital Trust
5.911% due 11/30/2035		1,700	1,604
ING Bank NV
1.868% due 06/09/2014		400	395
2.500% due 01/14/2016		100	102
International Lease Finance Corp.
6.625% due 11/15/2013		1,300	1,349
6.750% due 09/01/2016		100	108
Intesa Sanpaolo SpA
2.867% due 02/24/2014		500	470
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	322
JPMorgan Chase & Co.
1.218% due 05/02/2014		4,200	4,199
1.266% due 01/24/2014		3,300	3,310
6.000% due 01/15/2018		100	115
7.900% due 04/30/2018 (d)		900	990
Korea Finance Corp.
3.250% due 09/20/2016		100	103
Lloyds TSB Bank PLC
2.816% due 01/24/2014		900	905
4.875% due 01/21/2016		100	105
12.000% due 12/16/2024 (d)		300	314
Macquarie Bank Ltd.
6.625% due 04/07/2021		3,800	3,819
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		400	448
MetLife Capital Trust
7.875% due 12/15/2067		6,800	7,582
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
1.177% due 01/16/2017	EUR	1,900	2,073
2.967% due 05/14/2013		$500	499
National Australia Bank Ltd.
1.189% due 04/11/2014		2,400	2,402
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		1,900	2,460
Nordea Bank AB
2.125% due 01/14/2014		100	100
4.875% due 01/27/2020		300	326
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		900	900
Northern Rock Asset Management PLC
5.625% due 06/22/2017		500	548
Pricoa Global Funding
0.661% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	110
Qatari Diar Finance QSC
3.500% due 07/21/2015		100	105
RCI Banque S.A.
2.339% due 04/11/2014		1,600	1,556

Resona Preferred Global Securities Cayman Ltd.
7.191% due 07/30/2015 (d)	800	824
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)	200	156
SLM Corp.
0.766% due 01/27/2014	200	191
5.000% due 10/01/2013	2,300	2,380
5.625% due 08/01/2033	300	255
8.000% due 03/25/2020	800	880
8.450% due 06/15/2018	600	675
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)	10,300	12,463
Societe Generale S.A.
1.519% due 04/11/2014	6,500	6,294
Springleaf Finance Corp.
4.875% due 07/15/2012	3,800	3,800
6.900% due 12/15/2017	200	161
SSIF Nevada LP
1.167% due 04/14/2014	3,900	3,876
State Bank of India
4.500% due 07/27/2015	1,000	1,018
Stone Street Trust
5.902% due 12/15/2015	300	307
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	8,800	11,418
UBS AG
2.250% due 08/12/2013	3,100	3,111
5.875% due 12/20/2017	100	112
Wachovia Corp.
0.738% due 06/15/2017	1,875	1,812
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	6,800	7,497
Westpac Banking Corp.
1.191% due 03/31/2014	1,000	1,001
Weyerhaeuser Co.
7.375% due 03/15/2032	1,800	2,018

		171,363

INDUSTRIALS 6.0%
Altria Group, Inc.
9.700% due 11/10/2018	100	139
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014	1,200	1,210
Asciano Finance Ltd.
5.000% due 04/07/2018	2,500	2,616
Braskem Finance Ltd.
5.750% due 04/15/2021	300	310
Celulosa Arauco y Constitucion S.A.
7.250% due 07/29/2019	300	355
Continental Airlines, Inc.
6.750% due 09/15/2015	900	929
COX Communications, Inc.
7.125% due 10/01/2012	2,000	2,030
CSN Resources S.A.
6.500% due 07/21/2020	1,100	1,197
Daimler Finance North America LLC
1.668% due 09/13/2013	400	402
Dell, Inc.
4.700% due 04/15/2013	200	206
Deutsche Telekom International Finance BV
5.875% due 08/20/2013	1,300	1,370
Dow Chemical Co.
6.000% due 10/01/2012	1,800	1,822
Ecopetrol S.A.
7.625% due 07/23/2019	400	506
Eli Lilly & Co.
4.200% due 03/06/2014	1,000	1,061
Gerdau Trade, Inc.
5.750% due 01/30/2021	1,000	1,041
GTL Trade Finance, Inc.
7.250% due 10/20/2017	600	675
HCA, Inc.
7.875% due 02/15/2020	400	446
8.500% due 04/15/2019	800	900
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015	100	107
7.625% due 04/09/2019	1,000	1,241
Indian Oil Corp. Ltd.
4.750% due 01/22/2015	700	720
International Business Machines Corp.
5.700% due 09/14/2017	400	482
Kraft Foods, Inc.
6.125% due 02/01/2018	100	120

Noble Group Ltd.
6.750% due 01/29/2020	1,100	1,067
Pernod-Ricard S.A.
5.750% due 04/07/2021	800	905
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	2,300	2,167
Reynolds American, Inc.
7.250% due 06/01/2013	8,075	8,526
Rohm and Haas Co.
6.000% due 09/15/2017	100	117
RZD Capital Ltd.
5.739% due 04/03/2017	300	321
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	7,700	7,763
Time Warner Cable, Inc.
6.200% due 07/01/2013	6,200	6,517
Time Warner, Inc.
6.100% due 07/15/2040	600	694
Union Pacific Corp.
4.163% due 07/15/2022	175	195
UnitedHealth Group, Inc.
4.875% due 02/15/2013	100	103
UST LLC
6.625% due 07/15/2012	2,000	2,003
Vivendi S.A.
2.400% due 04/10/2015	100	99
Volkswagen International Finance NV
0.911% due 10/01/2012	1,200	1,201
WM Wrigley Jr. Co.
3.050% due 06/28/2013	2,000	2,024

		53,587

UTILITIES 1.6%
British Telecommunications PLC
1.593% due 12/20/2013	5,800	5,836
Duke Energy Corp.
5.650% due 06/15/2013	1,600	1,673
Enel Finance International NV
6.800% due 09/15/2037	300	261
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	211
9.250% due 04/23/2019	200	250
Majapahit Holding BV
7.750% due 01/20/2020	200	239
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	209
NRG Energy, Inc.
7.375% due 01/15/2017	1,500	1,564
Petroleos Mexicanos
5.500% due 01/21/2021	300	340
5.500% due 06/27/2044	200	205
Plains All American Pipeline LP
4.250% due 09/01/2012	1,700	1,708
TNK-BP Finance S.A.
6.625% due 03/20/2017	800	873
7.250% due 02/02/2020	100	113
Verizon Communications, Inc.
1.071% due 03/28/2014	900	908
5.250% due 04/15/2013	100	104

		14,494

Total Corporate Bonds & Notes (Cost $236,098)		239,444

MUNICIPAL BONDS & NOTES 2.4%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,000	1,172

CALIFORNIA 1.2%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	900	1,233
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	125
7.550% due 04/01/2039	100	129
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	400	474
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104

Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	1,600	2,240
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	1,400	1,520
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	1,200	1,325
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,223
5.813% due 06/01/2040	1,300	1,570
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	700	728
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	200	228

		11,040

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	200	238
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	1,500	1,664
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,500	1,908

		3,810

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	600	684

NEBRASKA 0.0%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	100	119

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	200	200
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,411

		1,611

NEW YORK 0.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,100	1,303
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114

		1,417

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	100	115

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	100	84

PENNSYLVANIA 0.1%
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 04/15/2026	1,200	460

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043
	100	115

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	400	520

WASHINGTON 0.0%
Washington State General Obligation Bonds, (NPFGC Insured), Series 2003
0.000% due 12/01/2020	200	162

Total Municipal Bonds & Notes (Cost $18,282)		21,309

U.S. GOVERNMENT AGENCIES 74.2%
Fannie Mae
0.500% due 07/02/2015 (f)(i)	17,000	16,992

0.595% due 07/25/2037		204	204
0.625% due 07/25/2037		197	197
0.645% due 09/25/2035		183	182
0.655% due 09/25/2035		286	285
0.965% due 06/25/2037		385	388
0.975% due 06/25/2040		1,637	1,646
0.985% due 03/25/2040		367	371
1.250% due 01/30/2017 (i)		6,600	6,714
2.500% due 07/17/2027 (a)		5,000	5,153
3.000% due 07/01/2027		7,000	7,337
3.500% due 07/01/2027 - 08/01/2042		158,100	165,831
4.000% due 05/01/2025 - 08/01/2042		178,246	189,748
4.500% due 05/01/2023 - 08/01/2042		121,250	130,173
5.000% due 02/13/2017 - 07/01/2035		9,165	10,098
5.375% due 06/12/2017		700	849
5.500% due 02/01/2018 - 07/01/2042		69,630	76,023
6.000% due 07/01/2038		270	297
6.500% due 10/01/2035		107	122
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037		1,240	1,234
Freddie Mac
0.812% due 06/15/2041		3,271	3,286
0.942% due 08/15/2037		335	338
0.952% due 10/15/2037		80	80
0.962% due 05/15/2037 - 09/15/2037		382	385
1.000% due 03/08/2017 - 06/29/2017		15,900	15,974
1.250% due 05/12/2017		1,200	1,218
1.750% due 05/30/2019		2,100	2,153
2.375% due 01/13/2022		500	515
4.500% due 11/01/2040 - 04/01/2041		21,943	23,515
5.500% due 08/23/2017 - 07/01/2038		1,315	1,519
Ginnie Mae
6.000% due 08/15/2037		517	588
Small Business Administration
4.430% due 05/01/2029		226	255
5.290% due 12/01/2027		58	67
5.490% due 03/01/2028		438	500
6.220% due 12/01/2028		69	80

Total U.S. Government Agencies (Cost $660,137)			664,317

U.S. TREASURY OBLIGATIONS 14.9%
U.S. Treasury Inflation Protected Securities (c)
0.625% due 07/15/2021		4,083	4,556
0.750% due 02/15/2042 (f)(h)(i)		25,049	26,431
1.750% due 01/15/2028 (f)		3,514	4,416
2.000% due 01/15/2026		696	890
2.125% due 02/15/2040		2,129	3,034
2.375% due 01/15/2025		1,099	1,450
2.375% due 01/15/2027 (f)(i)		10,023	13,485
2.500% due 01/15/2029 (f)		7,287	10,140
3.000% due 07/15/2012 (f)(i)		9,086	9,092
3.625% due 04/15/2028		142	220
3.875% due 04/15/2029		1,260	2,041
U.S. Treasury Notes
0.625% due 05/31/2017 (f)(h)		20,900	20,817
0.750% due 06/30/2017 (a)(f)		21,900	21,936
0.875% due 01/31/2017		12,500	12,615
0.875% due 02/28/2017 (f)(i)		2,700	2,725

Total U.S. Treasury Obligations (Cost $130,774)			133,848

MORTGAGE-BACKED SECURITIES 4.7%
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	2,592	3,285
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		$697	724
5.805% due 06/10/2049		600	681
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		186	153
Countrywide Alternative Loan Trust
0.405% due 02/25/2047		151	91
0.425% due 05/25/2047		1,065	606
1.147% due 02/25/2036		90	58
Countrywide Home Loan Mortgage Pass-Through Trust
2.620% due 11/25/2034		63	52
2.709% due 02/20/2035		105	86
Eclipse Ltd.
1.183% due 01/25/2020	GBP	1,569	2,106
Epic Opera PLC
1.263% due 07/28/2016		445	659
European Loan Conduit
0.840% due 05/15/2019	EUR	1,788	1,940

Extended Stay America Trust
2.951% due 11/05/2027		$776	784
Granite Master Issuer PLC
0.491% due 12/20/2054	EUR	1,438	1,752
0.504% due 12/20/2054		$626	603
0.661% due 12/20/2054	EUR	532	649
Granite Mortgages PLC
1.121% due 01/20/2044		34	42
1.298% due 09/20/2044	GBP	155	235
1.393% due 01/20/2044		34	52
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$105	104
2.716% due 02/10/2021		1,600	1,625
8.059% due 07/13/2030		2,600	2,744
GSR Mortgage Loan Trust
2.655% due 09/25/2035		1,263	1,220
5.132% due 11/25/2035		38	36
6.000% due 03/25/2037		34	30
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	567
5.336% due 05/15/2047		600	667
5.420% due 01/15/2049		300	337
JPMorgan Mortgage Trust
2.875% due 08/25/2034		573	542
5.005% due 02/25/2035		16	16
5.750% due 01/25/2036		32	30
Merrill Lynch Floating Trust
0.779% due 07/09/2021		6,616	6,486
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		25	18
5.248% due 09/25/2035		851	767
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		47	38
Morgan Stanley Capital, Inc.
5.439% due 02/12/2044		1,100	1,159
5.450% due 10/28/2033		229	230
5.610% due 04/15/2049		361	372
5.809% due 12/12/2049		500	582
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		77	66
OBP Depositor LLC Trust
4.646% due 07/15/2045		500	575
Residential Accredit Loans, Inc.
1.507% due 09/25/2045		158	86
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		89	49
0.493% due 07/19/2035		41	36
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		3,692	3,682
Titan Europe PLC
1.294% due 10/23/2016	GBP	1,523	2,063
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		$102	95
WaMu Mortgage Pass-Through Certificates
0.898% due 01/25/2047		54	36
1.147% due 02/25/2046		297	230
1.347% due 11/25/2042		217	188
Wells Fargo Mortgage-Backed Securities Trust
2.607% due 11/25/2034		864	845
2.610% due 01/25/2035		45	43
Windermere CMBS PLC
0.864% due 08/22/2016	EUR	1,971	2,356

Total Mortgage-Backed Securities (Cost $43,357)			42,478

ASSET-BACKED SECURITIES 2.4%
ARES CLO Ltd.
0.717% due 02/24/2018		$879	863
Bear Stearns Asset-Backed Securities Trust
0.335% due 06/25/2047		12	12
BNC Mortgage Loan Trust
0.345% due 05/25/2037		59	54
Citibank Omni Master Trust
2.992% due 08/15/2018		1,800	1,891
Citigroup Mortgage Loan Trust, Inc.
0.355% due 08/25/2036		53	51
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		20	19
0.325% due 10/25/2047		6	6
Duane Street CLO
0.716% due 11/08/2017		2,410	2,370
GSAMP Trust
0.315% due 12/25/2036		31	19

Hillmark Funding
0.717% due 05/21/2021		900	854
HSBC Home Equity Loan Trust
1.184% due 11/20/2036		1,477	1,452
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036		16	16
ING Investment Management
0.737% due 12/01/2017		763	728
MASTR Asset-Backed Securities Trust
0.295% due 01/25/2037		39	8
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		456	455
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		36	30
SLC Student Loan Trust
4.750% due 06/15/2033		1,573	1,511
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	1,289	1,528
1.339% due 08/15/2023		$8,200	8,205
3.492% due 05/16/2044		431	447
3.500% due 08/17/2043		524	516
Soundview Home Equity Loan Trust
0.325% due 06/25/2037		34	28
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		25	23
Venture CDO Ltd.
0.686% due 07/22/2021		600	565

Total Asset-Backed Securities (Cost $21,977)			21,651

SOVEREIGN ISSUES 1.8%
Canada Housing Trust
3.800% due 06/15/2021	CAD	200	223
Indonesia Government International Bond
7.500% due 01/15/2016		$500	579
Korea Development Bank
3.500% due 08/22/2017		300	314
4.375% due 08/10/2015		200	214
Mexico Government International Bond
6.250% due 06/16/2016	MXN	8,300	656
6.500% due 06/09/2022		8,000	651
7.750% due 12/14/2017		7,000	596
10.000% due 12/05/2024		1,600	168
Province of Ontario
3.150% due 06/02/2022	CAD	200	203
4.200% due 06/02/2020		6,600	7,277
4.300% due 03/08/2017		100	109
Province of Quebec
2.750% due 08/25/2021		$3,900	4,045
3.500% due 07/29/2020		400	441
3.500% due 12/01/2022	CAD	400	414

Total Sovereign Issues (Cost $15,083)			15,890

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.5%
BANKING & FINANCE 1.5%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		12,000	13,500

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,000	12

Total Convertible Preferred Securities (Cost $13,410)			13,512

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 29.4%
CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.753% due 08/17/2012		$8,800	8,791
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		1,100	1,094

0.000% due 11/06/2012		700	700

			10,585

COMMERCIAL PAPER 1.6%
Dominion Resources, Inc.
0.420% due 07/17/2012		8,400	8,399
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012		900	900
0.480% due 07/11/2012		4,700	4,699

			13,998

REPURCHASE AGREEMENTS 0.6%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		5,200	5,200
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $5,322. Repurchase proceeds are $5,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		198	198
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $203. Repurchase proceeds are $198.)

			5,398

JAPAN TREASURY BILLS 10.6%
0.098% due 07/17/2012 - 09/24/2012 (b)	JPY	7,610,000	95,194

MEXICO TREASURY BILLS 5.8%
4.447% due 07/05/2012 - 09/20/2012 (b)	MXN	699,826	52,007

U.S. TREASURY BILLS 0.0%
0.165% due 04/04/2013 - 05/30/2013 (b)(f)		$290	290

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 9.6%
PIMCO Short-Term Floating NAV Portfolio		5,620,149	56,314
PIMCO Short-Term Floating NAV Portfolio III		2,932,538	29,334

			85,648

Total Short-Term Instruments (Cost $263,134)			263,120

Total Investments 158.5% (Cost $1,406,412)			$1,419,582
Written Options (k) (0.0%) (Premiums $1,414)			(153)
Other Assets and Liabilities (Net) (58.5%)			(523,634)

Net Assets 100.0%			$895,795

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $48,180 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $17,007 at a weighted average interest rate of 0.130%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $456 and cash of $9 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	370	$198
90-Day Eurodollar March Futures	Long	03/2015	370	185
90-Day Eurodollar September Futures	Long	09/2015	21	13
Euro-Bund 10-Year Bond September Futures	Short	09/2012	4	1

				$397

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,701 and cash of $21 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$1,536	$34	$(50)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	2,030	70	(6)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	81,800	454	865

					$558	$809

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%	$5,000	$105	$105	$0
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%	100	(2)	(3)	1
Berkshire Hathaway Finance Corp.	CBK	1.000%	09/20/2016	1.242%	1,200	(12)	(9)	(3)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%	1,000	(5)	(8)	3
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.224%	1,300	(9)	(7)	(2)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%	2,000	(23)	(6)	(17)
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.833%	700	(45)	(31)	(14)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%	200	(1)	(2)	1
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.310%	1,900	(22)	(3)	(19)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.094%	12,500	(28)	(229)	201
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%	400	(2)	(11)	9
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.224%	2,500	(18)	(14)	(4)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%	1,700	9	21	(12)
China Government International Bond	BRC	1.000%	06/20/2016	0.913%	3,500	14	46	(32)
China Government International Bond	MYC	1.000%	06/20/2015	0.710%	5,200	47	(92)	139
France Government Bond	GST	0.250%	03/20/2016	1.447%	6,100	(263)	(377)	114
France Government Bond	HUS	0.250%	09/20/2016	1.576%	300	(16)	(11)	(5)
France Government Bond	RYL	0.250%	12/20/2015	1.369%	700	(27)	(14)	(13)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%	400	(6)	(8)	2
General Electric Capital Corp.	BOA	1.000%	09/20/2016	1.515%	3,000	(61)	(70)	9
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.581%	500	0	0	0
General Electric Capital Corp.	GST	1.000%	03/20/2016	1.454%	1,700	(28)	(29)	1
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.405%	400	(42)	(28)	(14)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%	700	(14)	(12)	(2)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.502%	100	(2)	(2)	0
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.405%	100	(10)	(7)	(3)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%	300	(31)	(20)	(11)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%	300	(6)	(5)	(1)
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.502%	100	(2)	(2)	0
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.338%	3,600	(40)	(214)	174
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	400	(42)	(28)	(14)
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%	900	7	(6)	13
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	3,900	60	(36)	96
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%	200	2	(1)	3
Japan Government International Bond	MYC	1.000%	09/20/2016	0.720%	700	8	(7)	15
Japan Government International Bond	MYC	1.000%	03/20/2017	0.845%	400	3	(3)	6
Japan Government International Bond	UAG	1.000%	09/20/2016	0.720%	400	5	(4)	9
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%	500	(25)	(24)	(1)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%	800	(20)	(23)	3
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%	400	(19)	(14)	(5)
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%	700	(68)	(40)	(28)
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%	800	(34)	(51)	17
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%	1,100	(47)	(65)	18
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%	1,000	0	(8)	8
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.151%	3,300	(18)	0	(18)
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%	2,100	(12)	5	(17)
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%	800	(13)	(8)	(5)
Mexico Government International Bond	GST	1.000%	03/20/2016	1.110%	5,000	(18)	(154)	136
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%	1,500	(23)	(15)	(8)
Mexico Government International Bond	RYL	1.000%	09/20/2015	1.010%	200	0	(2)	2
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%	300	(11)	(9)	(2)
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.211%	1,100	(53)	(22)	(31)
Republic of Germany	UAG	0.250%	06/20/2016	0.739%	2,000	(38)	(68)	30
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	1,500	32	13	19
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%	200	4	2	2
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%	1,200	27	28	(1)
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.301%	200	4	2	2
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%	100	2	2	0
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%	300	6	2	4

						$(821)	$(1,576)	$755

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	8,600	$301	$165	$136
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		8,600	301	171	130

							$602	$336	$266

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$4,400	$326	$355	$(29)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	600	45	74	(29)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	5,800	429	365	64
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	1,100	89	139	(50)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	1,000	81	123	(42)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	386	1	0	1
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	96	1	0	1
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	2	0	2

					$974	$1,056	$(82)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	9,300	$13	$4	$9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,700	5	1	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		1,200	1	0	1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		18,000	12	(14)	26
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,000	7	(3)	10
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		6,000	4	(4)	8

							$42	$(16)	$58

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	iShares MSCI EAFE Index Fund	5,181,551	3-Month USD-LIBOR less a specified spread	$256,746	11/15/2012	BOA	$7,961
Receive	iShares MSCI EAFE Index Fund	3,446,703	3-Month USD-LIBOR plus a specified spread	184,662	03/28/2013	BOA	(9,282)
Receive	iShares MSCI EAFE Index Fund	3,373,986	3-Month USD-LIBOR less a specified spread	167,181	08/15/2012	FCT	5,178
Receive	iShares MSCI EAFE Index Fund	2,791,921	3-Month USD-LIBOR plus a specified spread	153,276	09/28/2012	JPM	(10,763)
Receive	iShares MSCI EAFE Index Fund	2,928,645	3-Month USD-LIBOR plus a specified spread	157,415	01/31/2013	JPM	(7,876)

							$(14,782)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	45	$13	$(12)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	45	9	(9)

				$22	$(21)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$3,500	$20	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,500	21	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	13	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	700	3	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	7,500	53	(9)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,400	8	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	600	4	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	5,100	14	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	6,900	55	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	3,000	31	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,000	24	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	15,400	106	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	14,200	70	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	13,500	110	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	20,900	219	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	3,400	18	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,300	12	(21)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,300	25	(8)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,600	20	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	25,500	154	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	3,400	15	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	2,000	19	(33)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	2,000	39	(13)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	7,900	32	(2)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	13,300	185	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	6,800	49	(35)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	4,500	31	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	2	0

							$1,353	$(125)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	2,700	24	(4)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	300	4	(1)

						$39	$(7)

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$8,000	$8,648	$(8,659)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	6,050		$7,602	FBF	$0	$(54)	$(54)
07/2012		3,212		4,064	GSC	0	(1)	(1)
07/2012		6,049		7,620	HUS	0	(35)	(35)
07/2012		9,503		12,373	UAG	353	(7)	346
07/2012	GBP	1,086		1,714	GSC	13	0	13
07/2012		1,085		1,711	HUS	11	0	11
07/2012	IDR	1,051,000		113	BRC	1	0	1
07/2012		108,624		12	GST	0	0	0
07/2012		10,936,904		1,167	HUS	7	(4)	3
07/2012		2,489,280		264	UAG	0	(1)	(1)
07/2012	JPY	4,910,000		61,168	FBF	0	(269)	(269)
07/2012	MXN	61,700		4,802	HUS	178	0	178
07/2012		$22,122	EUR	17,616	BPS	268	(97)	171
07/2012		1,285		979	BRC	0	(46)	(46)
07/2012		765		600	CBK	0	(6)	(6)
07/2012		997		803	DUB	19	0	19
07/2012		1,842		1,400	FBF	0	(70)	(70)
07/2012		4,735		3,614	HUS	0	(161)	(161)
07/2012		2,663		2,059	RBC	0	(57)	(57)
07/2012		1,109		871	RYL	0	(6)	(6)
07/2012		1,167		900	UAG	0	(28)	(28)
07/2012		1,696	GBP	1,081	BRC	0	(3)	(3)
07/2012		1,701		1,090	UAG	6	0	6
07/2012		111	IDR	1,051,000	BRC	1	0	1
07/2012		11		108,624	GST	0	0	0
07/2012		1,211		10,936,904	HUS	0	(46)	(46)
07/2012		262		2,489,280	UAG	3	0	3
08/2012	EUR	15,311		$19,113	BPS	0	(268)	(268)
08/2012	GBP	409		636	JPM	0	(4)	(4)
08/2012		1,090		1,701	UAG	0	(6)	(6)
08/2012	JPY	1,300,000		16,449	CBK	174	0	174
08/2012	MXN	820		58	BRC	0	(3)	(3)
08/2012		11,345		810	HUS	0	(37)	(37)
08/2012		89,790		6,873	JPM	175	0	175
08/2012		18,518		1,334	MSC	0	(49)	(49)
08/2012		8,130		561	UAG	0	(46)	(46)
08/2012		$1,078	AUD	1,079	BOA	22	0	22
08/2012		159	MXN	2,095	JPM	1	(3)	(2)
08/2012		22		302	UAG	1	0	1
09/2012	CAD	9,962		$9,692	UAG	0	(76)	(76)
09/2012	JPY	480,000		6,051	BRC	40	0	40
09/2012		550,000		6,926	CBK	38	0	38
09/2012		88,016		1,095	JPM	0	(7)	(7)
09/2012		465,009		5,884	UAG	65	(4)	61
09/2012	MXN	202,947		14,066	MSC	0	(1,034)	(1,034)
09/2012		336,023		25,401	UAG	401	0	401
09/2012		$2,602	JPY	203,589	BPS	0	(53)	(53)
02/2013	CNY	16,033		$2,543	BRC	32	0	32
02/2013		$1,100	CNY	6,944	CBK	0	(12)	(12)
02/2013		500		3,155	GST	0	(6)	(6)
02/2013		931		5,933	JPM	0	(2)	(2)

						$1,809	$(2,501)	$(692)

(n) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,013	$0	$4,013
Corporate Bonds & Notes
Banking & Finance	0	171,363	0	171,363
Industrials	0	53,587	0	53,587
Utilities	0	14,494	0	14,494
Municipal Bonds & Notes
Arizona	0	1,172	0	1,172
California	0	11,040	0	11,040
Illinois	0	3,810	0	3,810
Louisiana	0	684	0	684
Nebraska	0	119	0	119
New Jersey	0	1,611	0	1,611
New York	0	1,417	0	1,417
North Carolina	0	115	0	115
Ohio	0	84	0	84
Pennsylvania	0	460	0	460
Tennessee	0	115	0	115
Texas	0	520	0	520
Washington	0	162	0	162
U.S. Government Agencies	0	663,083	1,234	664,317
U.S. Treasury Obligations	0	133,848	0	133,848
Mortgage-Backed Securities	0	40,853	1,625	42,478
Asset-Backed Securities	0	20,069	1,582	21,651
Sovereign Issues	0	15,890	0	15,890
Convertible Preferred Securities
Banking & Finance	13,500	0	0	13,500
Industrials	0	0	12	12
Short-Term Instruments
Certificates of Deposit	0	10,585	0	10,585
Commercial Paper	0	13,998	0	13,998
Repurchase Agreements	0	5,398	0	5,398
Japan Treasury Bills	0	95,194	0	95,194
Mexico Treasury Bills	0	52,007	0	52,007
U.S. Treasury Bills	0	290	0	290
PIMCO Short-Term Floating NAV Portfolios	85,648	0	0	85,648
	$99,148	$1,315,981	$4,453	$1,419,582
Short Sales, at value	$0	$(8,659)	$0	$(8,659)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,236	0	2,236
Equity Contracts	0	13,139	0	13,139
Foreign Exchange Contracts	0	1,809	0	1,809
Interest Rate Contracts	397	58	0	455
	$397	$17,242	$0	$17,639

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(488)	0	(488)
Equity Contracts	0	(27,921)	0	(27,921)
Foreign Exchange Contracts	0	(2,501)	0	(2,501)
Interest Rate Contracts	0	(146)	(7)	(153)

	$0	$(31,056)	$(7)	$(31,063)

Totals	$99,545	$1,293,508	$4,446	$1,397,499

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$65,162	$(63,860)	$(94)	$0	$0	$26	$0	$0	$1,234	$0
Mortgage-Backed Securities	1,628	0	0	0	0	(3)	0	0	1,625	(3)
Asset-Backed Securities	1,573	0	(3)	2	0	10	0	0	1,582	10
Convertible Preferred Securities Industrials	2	0	0	0	0	10	0	0	12	10

	$68,365	$(63,860)	$(97)	$2	$0	$43	$0	$0	$4,453	$17
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$0	$0	$0	$(7)	$0

Totals	$68,358	$(63,860)	$(97)	$2	$0	$43	$0	$0	$4,446	$17

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,234	Third Party Vendor	Broker Quote	99.50
Mortgage-Backed Securities	1,625	Third Party Vendor	Broker Quote	101.61
Asset-Backed Securities	1,582	Benchmark Pricing	Base Price	94.97 - 95.58
Convertible Preferred Securities Industrials	12	Other Valuation Techniques	—	—
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(7)	Indicative Market Quotations	Broker Quote	0.15 - 0.17

Total	$4,446

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 25.8%
BANKING & FINANCE 17.6%
Ally Financial, Inc.
3.868% due 06/20/2014		$400	$398
Bank of America Corp.
5.650% due 05/01/2018		400	428
Banque PSA Finance S.A.
2.361% due 04/04/2014		500	487
Barclays Bank PLC
10.179% due 06/12/2021		1,040	1,233
Cie de Financement Foncier S.A.
2.500% due 09/16/2015		3,600	3,629
Citigroup, Inc.
2.467% due 08/13/2013		1,200	1,209
Fiat Finance & Trade S.A.
9.000% due 07/30/2012	EUR	1,000	1,270
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		$900	904
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		400	362
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,300	2,372
International Lease Finance Corp.
7.125% due 09/01/2018		1,750	1,938
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		1,200	1,257
Loews Corp.
5.250% due 03/15/2016		2,800	3,104
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		400	402
Morgan Stanley
1.446% due 04/29/2013		950	937
2.875% due 07/28/2014		100	99
6.250% due 08/28/2017		300	310
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	208
Prudential Covered Trust
2.997% due 09/30/2015		1,500	1,525
Royal Bank of Scotland Group PLC
5.625% due 08/24/2020		1,225	1,303
7.640% due 09/29/2017 (c)		1,900	1,282
SSIF Nevada LP
1.167% due 04/14/2014		1,600	1,590

			26,247

INDUSTRIALS 8.2%
ALROSA Finance S.A.
7.750% due 11/03/2020		1,475	1,552
Barrick North America Finance LLC
4.400% due 05/30/2021		1,800	1,945
BMW U.S. Capital LLC
0.918% due 12/21/2012		2,000	1,998
Daimler Finance North America LLC
1.071% due 03/28/2014		2,500	2,495
Kraft Foods, Inc.
1.344% due 07/10/2013		2,200	2,209
Steel Dynamics, Inc.
7.375% due 11/01/2012		800	810
Volkswagen International Finance NV
0.911% due 10/01/2012		900	901
1.071% due 04/01/2014		400	399

			12,309

Total Corporate Bonds & Notes (Cost $38,012)			38,556

MUNICIPAL BONDS & NOTES 2.8%
CALIFORNIA 1.1%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035		1,300	1,503

Palomar Community College District, California General Obligation Bonds, (AGM Insured), Series 2007
4.750% due 05/01/2032	100	106

		1,609

OHIO 0.4%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	700	538

SOUTH CAROLINA 1.2%
South Carolina State Public Service Authority Revenue Notes, Series 2011
0.939% due 06/02/2014	1,800	1,804

TEXAS 0.1%
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	200	214

Total Municipal Bonds & Notes (Cost $4,072)		4,165

U.S. GOVERNMENT AGENCIES 23.9%
Fannie Mae
0.365% due 03/25/2034	15	15
0.375% due 03/25/2036	581	543
0.595% due 09/25/2042	327	325
1.625% due 11/25/2023	99	101
1.750% due 04/25/2024	86	88
1.897% due 08/01/2035	338	352
2.192% due 09/01/2035	331	345
2.300% due 10/01/2035	311	327
2.358% due 09/01/2031	2	2
2.386% due 07/01/2032	22	22
2.417% due 10/01/2035	277	295
2.457% due 10/01/2035	211	225
2.485% due 11/01/2034 - 07/01/2035	885	942
2.500% due 07/01/2027	5,000	5,156
2.550% due 08/01/2036	374	398
2.563% due 02/01/2034	192	204
2.785% due 02/01/2035	142	151
2.946% due 03/01/2036	1,199	1,287
3.000% due 07/01/2027 - 07/01/2042	3,000	3,100
3.500% due 12/01/2025 - 03/01/2041	6,680	7,058
4.500% due 11/01/2038	728	782
5.500% due 02/01/2024 - 09/01/2027	146	161
Freddie Mac
0.442% due 10/15/2020	275	275
1.315% due 10/25/2044	113	114
1.526% due 07/25/2044	540	562
2.108% due 09/01/2035	96	101
4.000% due 08/01/2042	2,000	2,120
5.500% due 08/15/2030	2	2
Ginnie Mae
0.643% due 03/16/2032	20	21
1.625% due 11/20/2024	59	62
3.000% due 08/01/2042	5,000	5,182
3.500% due 07/01/2042	2,000	2,140
Overseas Private Investment Corp.
4.140% due 05/15/2030	1,300	1,472
Small Business Administration
5.680% due 06/01/2028	1,535	1,782

Total U.S. Government Agencies (Cost $34,949)		35,712

U.S. TREASURY OBLIGATIONS 32.1%
U.S. Treasury Bonds
3.000% due 05/15/2042	1,600	1,680
3.125% due 11/15/2041	1,300	1,400
3.125% due 02/15/2042	1,800	1,937
3.750% due 08/15/2041 (e)	2,500	3,020
3.875% due 08/15/2040 (e)(h)	2,800	3,453
4.375% due 05/15/2041	2,300	3,077
6.250% due 08/15/2023 (e)(h)	4,100	5,960
7.625% due 11/15/2022 (e)(g)(h)	7,300	11,482
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022 (e)(h)	7,828	8,299
0.625% due 07/15/2021	1,225	1,367
1.125% due 01/15/2021	1,052	1,213
U.S. Treasury Notes
1.250% due 01/31/2019	1,300	1,319
2.000% due 11/15/2021	2,000	2,075
2.000% due 02/15/2022	400	414

2.125% due 08/15/2021		1,200	1,263

Total U.S. Treasury Obligations (Cost $46,750)			47,959

MORTGAGE-BACKED SECURITIES 13.1%
American General Mortgage Loan Trust
5.150% due 03/25/2058		920	941
American Home Mortgage Assets LLC
0.435% due 05/25/2046		1,427	752
0.455% due 10/25/2046		522	244
American Home Mortgage Investment Trust
2.237% due 09/25/2045		544	450
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	1,989	2,521
1.889% due 05/16/2047		568	720
Banc of America Funding Corp.
5.700% due 01/20/2047		$94	58
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		264	246
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		355	244
2.883% due 05/25/2035		299	239
3.944% due 08/25/2036 ^		760	222
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		274	318
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		773	680
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		500	583
Countrywide Alternative Loan Trust
0.454% due 03/20/2046		1,161	581
0.454% due 07/20/2046		1,580	590
2.996% due 06/25/2037		2,028	1,306
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035		226	143
0.565% due 03/25/2035		165	104
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 06/25/2033		169	160
Downey Savings & Loan Association Mortgage Loan Trust
0.503% due 08/19/2045		837	515
2.458% due 07/19/2044		66	53
First Horizon Alternative Mortgage Securities
2.614% due 03/25/2035		173	119
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		71	59
First Republic Mortgage Loan Trust
0.592% due 11/15/2031		79	75
Greenpoint Mortgage Funding Trust
0.425% due 01/25/2037		1,262	604
GSR Mortgage Loan Trust
2.651% due 09/25/2035		244	239
Harborview Mortgage Loan Trust
0.483% due 03/19/2036		930	481
Homebanc Mortgage Trust
5.533% due 04/25/2037		900	383
Indymac Index Mortgage Loan Trust
0.545% due 06/25/2037 ^		406	124
2.668% due 12/25/2034		44	34
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		210	238
JPMorgan Mortgage Trust
5.005% due 02/25/2035		220	221
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		197	145
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		34	29
1.239% due 10/25/2035		60	53
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		100	114
Permanent Master Issuer PLC
1.867% due 07/15/2042		600	603
2.057% due 07/15/2042	EUR	1,300	1,652
Residential Accredit Loans, Inc.
0.545% due 01/25/2035		$303	260
0.645% due 03/25/2033		60	55
Residential Asset Securitization Trust
0.595% due 10/25/2018		571	553
0.645% due 05/25/2033		57	55
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		213	125
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		268	230
0.525% due 02/25/2036		561	308

WaMu Mortgage Pass-Through Certificates
0.555% due 01/25/2045		139	116
0.565% due 01/25/2045		144	121
0.858% due 03/25/2047		764	446
2.713% due 02/25/2037		200	147
Wells Fargo Mortgage-Backed Securities Trust
2.681% due 10/25/2033		134	134
4.500% due 11/25/2018		121	122

Total Mortgage-Backed Securities (Cost $24,092)			19,515

ASSET-BACKED SECURITIES 4.0%
Access Group, Inc.
1.766% due 10/27/2025		1,669	1,680
Bear Stearns Asset-Backed Securities Trust
3.021% due 10/25/2036		1,113	769
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		15	5
GSAMP Trust
0.425% due 11/25/2035		82	9
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032		2	2
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		186	153
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	197	250
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$411	410
SLM Student Loan Trust
2.350% due 04/15/2039		726	732
Structured Asset Securities Corp.
1.745% due 04/25/2035		442	378
Venture CDO Ltd.
0.686% due 07/22/2021		1,600	1,505

Total Asset-Backed Securities (Cost $6,404)			5,893

SOVEREIGN ISSUES 3.7%
Brazil Government International Bond
10.250% due 01/10/2028	BRL	1,400	869
Province of Quebec
2.750% due 08/25/2021		$1,900	1,971
3.500% due 12/01/2022	CAD	1,400	1,448
Qatar Government International Bond
4.000% due 01/20/2015		$1,200	1,267

Total Sovereign Issues (Cost $5,159)			5,555

	SHARES
EXCHANGE-TRADED FUNDS 9.0%
iShares MSCI EAFE Index Fund		268,453	13,412

Total Exchange-Traded Funds (Cost $13,284)			13,412

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.7%
REPURCHASE AGREEMENTS 2.3%
Banc of America Securities LLC
0.170% due 07/02/2012		$700	700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $715. Repurchase proceeds are $700.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012		2,300	2,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% due 12/15/2012 valued at $2,349. Repurchase proceeds are $2,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		507	507

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $517. Repurchase proceeds are $507.)
			3,507

SHORT-TERM NOTES 0.7%
Freddie Mac
0.162% due 01/22/2013		1,100	1,099

U.S. TREASURY BILLS 7.3%
0.167% due 09/06/2012 - 05/30/2013 (a)(e)(g)(h)		10,980	10,964

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 2.4%
PIMCO Short-Term Floating NAV Portfolio	361,459	3,622

Total Short-Term Instruments (Cost $19,194)		19,192

PURCHASED OPTIONS (j) 0.0%
(Cost $29)		20

Total Investments 127.1% (Cost $191,945)		$189,979
Written Options (k) (0.1%) (Premiums $255)		(168)
Other Assets and Liabilities (Net) (27.0%)		(40,388)

Net Assets 100.0%		$149,423

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $14,916 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $8,539 at a weighted average interest rate of 0.176%. On June 30, 2012, there were no open reverse repurchase agreements.

(g)	Securities with an aggregate market value of $301 and cash of $20 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
U.S. Treasury 5-Year Note September Futures	Short	09/2012	17	$(3)
U.S. Treasury 10-Year Note September Futures	Short	09/2012	275	49

				$46

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,823 and cash of $16 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-15 5-Year Index	(5.000%)	12/20/2015	$14,400	$(215)	$(935)
CDX.IG-9 10-Year Index	(0.800%)	12/20/2017	194	7	(1)

				$(208)	$(936)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		$18,400	$(491)	$(277)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		5,500	(295)	(441)
Pay	6-Month AUD Bank Bill	3.750%	03/15/2018	AUD	2,300	6	(4)

						$(780)	$(722)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Embarq Corp.	BOA	(1.370%	)	03/20/2014	0.605%	$100	$(1)	$0	$(1)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.379%	300	(1)	(5)	4
Embarq Corp.	DUB	(1.425%	)	03/20/2014	0.605%	500	(7)	0	(7)
Embarq Corp.	DUB	(1.270%	)	03/20/2014	0.605%	600	(7)	0	(7)
Embarq Corp.	DUB	(1.250%	)	03/20/2014	0.605%	300	(3)	0	(3)
Embarq Corp.	MYC	(1.300%	)	03/20/2014	0.605%	200	(3)	0	(3)
Goodrich Corp.	DUB	(0.510%	)	09/20/2016	0.201%	2,100	(28)	0	(28)
JPMorgan Chase & Co.	DUB	(2.750%	)	03/20/2014	1.073%	1,000	(30)	0	(30)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.617%	2,300	28	0	28

							$(52)	$(5)	$(47)

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized (Depreciation)
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.859%	$6,000	$(413)	$(258)	$(155)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.143%)	12/20/2012	$7,800	$(5)	$0	$(5)
CMBX.NA.AAA.4 Index	GST	(0.350%)	02/17/2051	4,300	374	645	(271)

					$369	$645	$(276)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-5 10-Year Index 10-15%	MYC	0.463%	12/20/2015	$5,600	$(372)	$0	$(372)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS	BRL	900	$16	$1	$15
Pay	1-Year BRL-CDI	11.820%	01/02/2014	JPM		2,500	76	3	73
Pay	1-Year BRL-CDI	11.935%	01/02/2014	HUS		1,300	42	4	38
Pay	1-Year BRL-CDI	11.990%	01/02/2014	BRC		1,700	62	1	61
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		1,200	42	1	41
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		1,000	36	2	34
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		900	13	0	13
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		11,300	167	0	167
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,400	21	0	21
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		900	15	0	15
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,300	143	14	129
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		5,200	113	30	83
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	BRC	AUD	1,200	115	(6)	121
Pay	6-Month AUD-BBR-BBSW	5.500%	12/15/2017	DUB		800	76	(4)	80
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	UAG	MXN	15,900	149	51	98

							$1,086	$97	$989

Total Return Swaps on Securities

Pay/Receive	Underlying Reference	# of Shares	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	iShares MSCI EAFE Index Fund	1,917,184	3-Month USD-LIBOR plus a specified spread	$105,129	09/28/2012	JPM	$(7,266)
Receive	iShares MSCI EAFE Index Fund	813,767	3-Month USD-LIBOR plus a specified spread	42,976	01/31/2013	JPM	(1,569)

							$(8,835)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of shares disclosed.

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$4,500	$11	$0

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus CNY	JPM	CNY	6.509	05/16/2013	$3,500	$18	$20

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,500	$26	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	500	3	(8)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	500	12	(3)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	6,900	44	(113)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	6,900	170	(43)

							$255	$(168)

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Freddie Mac	5.500%	07/01/2042	$6,000	$6,523	$(6,521)
Ginnie Mae	5.500%	07/01/2042	2,900	3,225	(3,218)

				$9,748	$(9,739)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	CNY	11,900		$1,877	HUS	$0	$(1)	$(1)
07/2012		9,822		1,549	JPM	0	(1)	(1)
07/2012		7,862		1,240	UAG	0	(1)	(1)
07/2012	EUR	5,923		7,390	BPS	0	(106)	(106)
07/2012		6,020		7,547	CBK	0	(71)	(71)
07/2012		3,663		4,603	FBF	0	(33)	(33)
07/2012		7,477		9,461	GSC	0	(2)	(2)
07/2012		5,657		7,126	HUS	0	(33)	(33)
07/2012		4,916		6,153	JPM	0	(68)	(68)
07/2012		1,978		2,462	UAG	0	(41)	(41)
07/2012	GBP	7,607		11,928	BOA	14	0	14
07/2012		7,607		11,945	DUB	31	0	31
07/2012		5,960		9,369	UAG	34	0	34
07/2012	ILS	1,119		300	DUB	14	0	14
07/2012		3,848		1,020	MSC	36	0	36
07/2012	INR	928		17	DUB	0	0	0
07/2012		1,091		20	HUS	0	0	0
07/2012		70,462		1,400	MSC	137	0	137
07/2012		1,091		20	UAG	0	0	0
07/2012	JPY	1,279,356		15,974	CBK	0	(37)	(37)
07/2012		1,279,355		15,986	DUB	0	(22)	(22)
07/2012	KRW	67,703		60	UAG	1	0	1
07/2012	NOK	1,908		318	BPS	0	(3)	(3)
07/2012		1,909		317	HUS	0	(3)	(3)
07/2012		1,908		316	UAG	0	(4)	(4)
07/2012		$22,129	EUR	17,817	BRC	419	0	419
07/2012		22,173		17,817	DUB	374	0	374
07/2012		33,066	GBP	21,174	JPM	96	0	96
07/2012		1,283	ILS	4,968	UAG	0	(13)	(13)
07/2012		5	INR	303	HUS	0	0	0
07/2012		1,434		73,269	JPM	0	(121)	(121)
07/2012		59	KRW	67,703	BRC	1	0	1
07/2012		6	MYR	16	JPM	0	0	0
08/2012	AUD	14,526		$14,519	BOA	0	(297)	(297)
08/2012	BRL	3,289		1,682	BRC	55	0	55
08/2012	CHF	295		307	FBF	0	(4)	(4)
08/2012		10,881		11,578	HUS	99	0	99
08/2012	DKK	11,663		2,005	HUS	17	0	17
08/2012	EUR	17,817		22,134	BRC	0	(418)	(418)
08/2012		17,817		22,179	DUB	0	(374)	(374)
08/2012	GBP	21,174		33,063	JPM	0	(96)	(96)
08/2012	HKD	6,951		896	BRC	0	0	0
08/2012		8,014		1,033	CBK	0	0	0
08/2012		16,714		2,153	UAG	0	(1)	(1)
08/2012	MXN	40		3	JPM	0	0	0
08/2012	NZD	384		302	CBK	0	(5)	(5)
08/2012	SEK	25,533		3,566	DUB	0	(118)	(118)
08/2012	SGD	2,868		2,281	JPM	17	0	17
08/2012		939		760	UAG	19	0	19
08/2012		$17	CLP	8,500	MSC	0	0	0
08/2012		250	SGD	311	FBF	0	(5)	(5)
09/2012	CAD	1,460		$1,420	UAG	0	(11)	(11)
09/2012	KRW	67,703		58	BRC	0	0	0
10/2012	ILS	4,968		1,280	UAG	14	0	14
10/2012	INR	303		5	HUS	0	0	0
02/2013		$469	CNY	2,950	DUB	0	(7)	(7)
02/2013		324		2,032	GST	0	(6)	(6)
02/2013		833		5,258	JPM	0	(9)	(9)
02/2013		6,258		39,444	UAG	0	(79)	(79)
08/2013		581		3,700	UAG	0	(10)	(10)

						$1,378	$(2,000)	$(622)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$26,247	$0	$26,247
Industrials	0	12,309	0	12,309
Municipal Bonds & Notes
California	0	1,609	0	1,609
Ohio	0	538	0	538
South Carolina	0	1,804	0	1,804
Texas	0	214	0	214
U.S. Government Agencies	0	35,712	0	35,712
U.S. Treasury Obligations	0	47,959	0	47,959
Mortgage-Backed Securities	0	19,515	0	19,515
Asset-Backed Securities	0	5,643	250	5,893
Sovereign Issues	0	5,555	0	5,555
Exchange-Traded Funds	13,412	0	0	13,412
Short-Term Instruments
Repurchase Agreements	0	3,507	0	3,507
Short-Term Notes	0	1,099	0	1,099
U.S. Treasury Bills	0	10,964	0	10,964
PIMCO Short-Term Floating NAV Portfolio	3,622	0	0	3,622
Purchased Options
Foreign Exchange Contracts	0	20	0	20
	$17,034	$172,695	$250	$189,979

Short Sales, at value	$0	$(9,739)	$0	$(9,739)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	32	0	32
Foreign Exchange Contracts	0	1,378	0	1,378
Interest Rate Contracts	49	989	0	1,038
	$49	$2,399	$0	$2,448

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,818)	0	(1,818)
Equity Contracts	0	(8,835)	0	(8,835)
Foreign Exchange Contracts	0	(2,000)	0	(2,000)
Interest Rate Contracts	(3)	(890)	0	(893)

	$(3)	$(13,543)	$0	$(13,546)

Totals	$17,080	$151,812	$250	$169,142

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$1,410	$0	$0	$(1)	$0	$63	$0	$(1,472)	$0	$0
Asset-Backed Securities	340	0	(75)	0	(2)	(13)	0	0	250	(13)

Totals	$1,750	$0	$(75)	$(1)	$(2)	$50	$0	$(1,472)	$250	$(13)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Asset-Backed Securities	250	Benchmark Pricing	Base Price	100.40

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.4%
AES Corp.
4.250% due 05/27/2018	$10,665	$10,680
Ashland, Inc.
3.750% due 08/23/2018	3,969	3,981
Bausch & Lomb, Inc.
5.250% due 05/17/2019	5,060	5,038
Biomet, Inc.
3.245% - 3.468% due 03/25/2015	3,224	3,185
CCM Merger, Inc.
6.000% due 03/01/2017	3,644	3,622
Charter Communications, Inc.
3.500% due 09/06/2016	5,053	5,020
4.000% due 05/15/2019	1,596	1,588
Chrysler Group LLC
6.000% due 05/24/2017	1,089	1,098
Colfax Corp.
4.500% due 01/13/2019	1,642	1,642
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014	10,791	10,653
CSC Holdings LLC
1.995% due 03/29/2016	7,331	7,258
Delphi Corp.
3.500% due 03/31/2017	11,147	11,148
Dollar General Corp.
2.995% due 07/07/2014	4,000	4,008
2.995% - 3.535% due 07/07/2014	1,000	1,002
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	4,436	4,438
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013	762	763
3.250% due 09/10/2014	3,256	3,255
Goodyear Tire & Rubber Co.
4.750% due 04/19/2019	3,000	2,936
HCA, Inc.
2.495% due 11/17/2013	6,000	5,977
2.745% due 05/02/2016	8,437	8,286
3.495% due 05/01/2018	4,000	3,892
3.711% due 03/31/2017	5,000	4,868
Health Management Associates, Inc.
4.500% due 11/18/2018	2,388	2,372
IASIS Healthcare LLC
5.000% due 05/03/2018	10,270	10,116
Ineos U.S. Finance LLC
6.500% due 04/27/2018	7,980	7,824
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	3,960	3,948
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	5,200	5,152
NRG Energy, Inc.
4.000% due 07/01/2018	13,167	13,105
NXP BV
4.500% due 03/04/2017	2,750	2,717
5.500% due 03/04/2017	2,184	2,186
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	1,493	1,503
Residential Cap LLC
5.000% due 11/18/2013	11,430	11,455
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	7,707	7,767
RFC Borrower LLC
6.750% due 11/18/2013	2,500	2,519
Rockwood Holdings, Inc.
3.500% due 02/10/2018	990	992
RPI Finance Trust
4.000% due 05/10/2018	10,873	10,796
4.000% due 11/09/2018	6,387	6,347
Sealed Air Corp.
4.750% due 10/03/2018	4,913	4,952
Sensata Technologies BV
4.000% due 05/12/2018	990	985
Springleaf Finance Corp.
5.500% due 05/10/2017	35,700	33,711
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019	8,760	8,648
Vodafone Americas Finance
6.250% due 07/24/2016	11,963	12,142
Warner Chilcott Co. LLC
3.750% due 03/17/2016	3,740	3,731
4.250% due 03/15/2018	1,975	1,969

Total Bank Loan Obligations (Cost $260,279)		259,275

CORPORATE BONDS & NOTES 55.4%
BANKING & FINANCE 27.5%
Alleghany Corp.
5.625% due 09/15/2020		1,000	1,072
Ally Financial, Inc.
3.667% due 02/11/2014		1,736	1,731
3.868% due 06/20/2014		1,130	1,125
4.625% due 06/26/2015		3,000	3,021
6.000% due 02/15/2019		24	23
6.000% due 03/15/2019		21	20
6.050% due 08/15/2019		10	9
6.100% due 09/15/2019		6	6
6.125% due 10/15/2019		6	5
6.150% due 03/15/2016		401	384
6.150% due 08/15/2019		8	8
6.200% due 04/15/2019		13	12
6.500% due 05/15/2019		4	4
6.600% due 06/15/2019		11	11
6.650% due 06/15/2018		10	10
6.700% due 06/15/2019		6	6
6.750% due 12/01/2014		3,500	3,701
6.750% due 05/15/2019		6	6
6.750% due 06/15/2019		5	5
7.000% due 09/15/2018		1,986	1,924
7.150% due 09/15/2018		140	137
7.250% due 04/15/2018		177	174
7.250% due 08/15/2018		64	62
7.250% due 09/15/2018		40	39
7.300% due 01/15/2018		117	114
American Express Co.
6.150% due 08/28/2017		300	356
6.800% due 09/01/2066		4,700	4,873
American International Group, Inc.
4.375% due 04/26/2016	EUR	2,000	2,575
4.900% due 06/02/2014	CAD	2,000	2,015
5.050% due 10/01/2015		$4,100	4,356
5.450% due 05/18/2017		2,000	2,177
5.850% due 01/16/2018		12,920	14,324
6.250% due 05/01/2036		200	232
6.765% due 11/15/2017	GBP	896	1,532
6.797% due 11/15/2017	EUR	1,211	1,682
8.000% due 05/22/2068		2,000	2,453
8.175% due 05/15/2068		$1,000	1,090
8.250% due 08/15/2018		29,500	35,718
8.625% due 05/22/2068	GBP	500	794
ANZ National International Ltd.
3.125% due 08/10/2015		$1,100	1,130
6.200% due 07/19/2013		1,700	1,783
Banco Santander Brasil S.A.
2.568% due 03/18/2014		23,750	22,868
4.250% due 01/14/2016		2,500	2,481
4.500% due 04/06/2015		3,500	3,518
4.625% due 02/13/2017		5,000	4,935
Banco Santander Chile
2.066% due 01/19/2016		5,000	4,725
3.750% due 09/22/2015		15,582	15,664
Banco Votorantim Ltd.
3.461% due 03/28/2014		7,000	6,992
Banco Votorantim S.A.
5.250% due 02/11/2016		9,500	9,761
Bank of America Corp.
4.750% due 08/01/2015		200	208
5.650% due 05/01/2018		36,500	39,097
5.750% due 08/15/2016		500	521
5.750% due 12/01/2017		6,900	7,376
7.625% due 06/01/2019		4,000	4,713
Bank of America N.A.
0.768% due 06/15/2017		5,170	4,405
Banque PSA Finance S.A.
2.361% due 04/04/2014		9,200	8,952
Barclays Bank PLC
10.179% due 06/12/2021		11,890	14,092
14.000% due 06/15/2019 (d)	GBP	7,250	12,944
BBVA Bancomer S.A.
4.500% due 03/10/2016		$20,000	20,200
6.500% due 03/10/2021		6,025	6,115
7.250% due 04/22/2020		8,350	8,621
Bear Stearns Cos. LLC
0.857% due 11/21/2016		2,100	2,004
5.700% due 11/15/2014		100	108
7.250% due 02/01/2018		29,050	34,787

BioMed Realty LP
4.250% due 07/15/2022		3,000	3,006
6.125% due 04/15/2020		5,500	6,182
BNP Paribas S.A.
1.369% due 01/10/2014		24,425	23,925
7.195% due 06/25/2037 (d)		2,725	2,357
7.781% due 07/02/2018 (d)	EUR	1,000	1,150
Boston Properties LP
6.250% due 01/15/2013		$826	848
BPCE S.A.
2.216% due 02/07/2014		11,700	11,570
5.250% due 07/30/2014 (d)	EUR	5,000	4,208
9.000% due 03/17/2015 (d)		200	225
Cantor Fitzgerald LP
7.875% due 10/15/2019		$5,000	5,006
Capital One Capital
8.875% due 05/15/2040		25,625	26,194
10.250% due 08/15/2039		4,000	4,100
CIT Group, Inc.
5.250% due 04/01/2014		10,000	10,400
Citigroup Capital
8.300% due 12/21/2077		21,500	21,607
Citigroup, Inc.
0.593% due 03/07/2014		3,000	2,911
5.000% due 09/15/2014		13,240	13,580
5.625% due 08/27/2012		400	402
5.850% due 07/02/2013		4,800	5,022
6.000% due 08/15/2017		1,300	1,426
6.125% due 11/21/2017		15,125	16,784
6.125% due 05/15/2018		27,344	30,585
8.500% due 05/22/2019		22,050	27,284
Colonial Realty LP
5.500% due 10/01/2015		500	529
6.250% due 06/15/2014		2,500	2,649
Commonwealth Bank of Australia
5.000% due 03/19/2020		300	331
Countrywide Capital
8.050% due 06/15/2027		12,000	13,485
Countrywide Financial Corp.
6.250% due 05/15/2016		70	73
Credit Agricole S.A.
5.136% due 02/24/2016 (d)	GBP	1,000	926
7.589% due 01/30/2020 (d)		500	482
8.125% due 10/26/2019 (d)		400	434
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		$9,500	10,045
Digital Realty Trust LP
4.500% due 07/15/2015		2,900	3,031
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		5,400	5,400
Eksportfinans ASA
2.000% due 09/15/2015		4,100	3,673
Export-Import Bank of Korea
5.875% due 01/14/2015		22,200	24,357
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		4,000	3,925
FIA Card Services N.A.
7.125% due 11/15/2012		45	46
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		2,350	2,371
3.984% due 12/15/2022		6,000	6,187
5.875% due 08/02/2021		100	112
7.000% due 10/01/2013		4,600	4,920
7.000% due 04/15/2015		23,650	26,343
8.000% due 06/01/2014		6,480	7,192
8.700% due 10/01/2014		8,060	9,197
12.000% due 05/15/2015		500	625
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,000	11,491
6.500% due 09/15/2067	GBP	500	740
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		$28,769	26,056
1.070% due 01/30/2017	EUR	4,600	5,173
1.165% due 02/02/2015		6,700	8,000
5.250% due 07/27/2021		$22,100	22,506
5.375% due 03/15/2020		18,600	19,189
5.950% due 01/18/2018		17,000	18,225
6.000% due 06/15/2020		30,000	32,098
6.150% due 04/01/2018		23,275	25,275
6.250% due 09/01/2017		5,700	6,207
7.500% due 02/15/2019		5,970	6,821
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		9,000	9,444
6.375% due 04/15/2021		3,000	3,133
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		9,500	10,415

HBOS Capital Funding LP
6.071% due 06/30/2014 (d)		9,555	6,306
6.461% due 11/30/2018 (d)	GBP	1,500	1,474
HBOS PLC
6.750% due 05/21/2018		$27,612	26,094
HCP, Inc.
5.375% due 02/01/2021		5,000	5,542
Hospitality Properties Trust
5.625% due 03/15/2017		800	853
6.300% due 06/15/2016		2,015	2,170
6.700% due 01/15/2018		3,000	3,289
6.750% due 02/15/2013		4,100	4,126
7.875% due 08/15/2014		2,000	2,164
HSBC Bank PLC
4.125% due 08/12/2020		5,100	5,329
4.750% due 01/19/2021		11,000	12,020
HSBC Bank USA N.A.
4.875% due 08/24/2020		8,490	8,754
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		11,430	10,828
HSBC Finance Corp.
0.717% due 01/15/2014		3,000	2,968
0.818% due 09/14/2012		1,800	1,800
6.676% due 01/15/2021		13,800	14,976
HSBC Holdings PLC
4.875% due 01/14/2022		37,500	41,565
5.100% due 04/05/2021		1,500	1,679
7.350% due 11/27/2032		692	779
7.625% due 05/17/2032		800	933
Ineos Finance PLC
7.500% due 05/01/2020		900	911
8.375% due 02/15/2019		2,000	2,075
ING Groep NV
5.140% due 03/17/2016 (d)	GBP	1,600	1,800
International Lease Finance Corp.
6.500% due 09/01/2014		$13,000	13,780
6.750% due 09/01/2016		15,700	16,956
7.125% due 09/01/2018		6,460	7,154
Intesa Sanpaolo SpA
2.867% due 02/24/2014		15,030	14,120
3.625% due 08/12/2015		13,000	11,709
6.500% due 02/24/2021		13,500	11,830
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	500	630
3.150% due 07/05/2016		$1,800	1,854
3.450% due 03/01/2016		5,000	5,189
4.250% due 10/15/2020		34,200	36,015
4.625% due 05/10/2021		7,150	7,670
4.950% due 03/25/2020		30,000	33,144
6.000% due 01/15/2018		17,800	20,466
6.300% due 04/23/2019		25,200	29,510
7.900% due 04/30/2018 (d)		46,273	50,905
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		8,750	8,157
JPMorgan Chase Capital
6.950% due 08/01/2066		8,000	8,040
Kilroy Realty LP
5.000% due 11/03/2015		5,000	5,339
Korea Exchange Bank
3.125% due 06/26/2017		5,000	4,999
Lazard Group LLC
6.850% due 06/15/2017		2,400	2,638
LBG Capital PLC
7.588% due 05/12/2020	GBP	4,612	6,230
7.867% due 12/17/2019		3,100	4,224
7.869% due 08/25/2020		13,966	18,909
7.875% due 11/01/2020		$14,090	12,892
8.000% due 06/15/2020 (d)		5,000	4,250
9.125% due 07/15/2020	GBP	1,300	1,782
Lloyds TSB Bank PLC
4.375% due 01/12/2015		$4,400	4,547
5.800% due 01/13/2020		2,535	2,716
7.625% due 04/22/2025	GBP	1,000	1,346
12.000% due 12/16/2024 (d)		$5,100	5,344
Marsh & McLennan Cos., Inc.
9.250% due 04/15/2019		2,000	2,656
MCE Finance Ltd.
10.250% due 05/15/2018		2,650	3,014
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	1,800	2,175
1.187% due 07/22/2014		1,000	1,206
6.150% due 04/25/2013		$2,300	2,381
6.400% due 08/28/2017		2,900	3,159
6.500% due 07/15/2018		23,671	25,517

6.875% due 04/25/2018		72,075	80,784
6.875% due 11/15/2018		4,600	5,161
7.750% due 04/30/2018	GBP	13,000	22,893
MetLife Institutional Funding
1.361% due 04/04/2014		$4,400	4,424
Morgan Stanley
0.916% due 10/18/2016		13,300	11,603
0.947% due 10/15/2015		2,000	1,783
1.115% due 05/02/2014	EUR	21,100	25,445
1.160% due 04/13/2016		27,600	31,000
5.375% due 10/15/2015		$250	256
5.500% due 01/26/2020		12,900	12,661
5.500% due 07/24/2020		15,045	14,753
5.625% due 09/23/2019		7,400	7,339
5.950% due 12/28/2017		6,600	6,790
6.000% due 04/28/2015		500	517
6.625% due 04/01/2018		20,000	20,946
7.300% due 05/13/2019		28,700	31,062
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	710	1,140
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		$24,600	28,609
National City Bank
0.838% due 06/07/2017		2,600	2,436
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		9,500	12,585
Nile Finance Ltd.
5.250% due 08/05/2015		300	287
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		3,800	4,133
Pacific Life Global Funding
5.150% due 04/15/2013		500	517
Pacific Life Insurance Co.
9.250% due 06/15/2039		9,800	12,495
PNC Preferred Funding Trust
8.700% due 03/15/2013 (d)		8,600	8,818
Preferred Term Securities Ltd.
1.018% due 03/24/2034		77	47
Principal Financial Group, Inc.
8.875% due 05/15/2019		10,000	12,986
Principal Life Income Funding Trusts
5.300% due 04/24/2013		500	519
ProLogis LP
4.000% due 01/15/2018		2,000	2,037
6.625% due 12/01/2019		3,000	3,506
Provident Funding Associates LP
10.250% due 04/15/2017		500	524
Qatari Diar Finance QSC
3.500% due 07/21/2015		900	946
QBE Capital Funding Ltd.
7.250% due 05/24/2041		8,100	7,321
Rabobank Group
6.875% due 03/19/2020	EUR	10,000	12,377
11.000% due 06/30/2019 (d)		$11,555	14,606
RBS Capital Trust
6.467% due 07/30/2012 (d)	EUR	325	220
RCI Banque S.A.
4.600% due 04/12/2016		$5,000	4,985
Regions Financial Corp.
7.750% due 11/10/2014		11,200	12,124
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	10,000	11,730
6.990% due 10/05/2017 (d)		$20,900	16,302
7.648% due 09/30/2031 (d)		12,299	9,962
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		10,000	10,100
6.299% due 05/15/2017		7,945	8,422
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		17,600	18,325
5.499% due 07/07/2015		11,550	12,128
Scotland International Finance BV
4.250% due 05/23/2013		4,000	3,999
SL Green Realty Corp.
5.000% due 08/15/2018		6,000	6,097
SLM Corp.
0.766% due 01/27/2014		4,325	4,133
5.000% due 10/01/2013		1,500	1,553
5.375% due 01/15/2013		3,000	3,064
5.375% due 05/15/2014		1,600	1,662
5.625% due 08/01/2033		5,500	4,675
6.250% due 01/25/2016		750	791
8.000% due 03/25/2020		15,850	17,435
8.780% due 09/15/2016	MXN	60,000	4,295
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (d)		$1,500	1,815

Springleaf Finance Corp.
4.875% due 07/15/2012	300	300
5.850% due 06/01/2013	100	97
5.900% due 09/15/2012	1,700	1,702
SSIF Nevada LP
1.167% due 04/14/2014	7,000	6,957
State Street Capital Trust
5.458% due 07/30/2012 (d)	9,500	9,532
Stone Street Trust
5.902% due 12/15/2015	3,100	3,174
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	13,300	14,257
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016	4,800	4,452
UBS AG
5.750% due 04/25/2018	12,400	13,760
5.875% due 12/20/2017	10,000	11,189
Wachovia Corp.
0.738% due 06/15/2017	11,000	10,628
0.806% due 10/28/2015	10,400	9,957
0.837% due 10/15/2016	1,400	1,332
Wells Fargo & Co.
7.980% due 03/15/2018 (d)	2,000	2,205
Wells Fargo Bank N.A.
0.676% due 05/16/2016	3,800	3,627
5.950% due 08/26/2036	300	356
Wells Operating Partnership LP
5.875% due 04/01/2018	6,700	6,978
Weyerhaeuser Co.
7.375% due 10/01/2019	21,565	25,540
7.375% due 03/15/2032	9,200	10,314
8.500% due 01/15/2025	2,000	2,372

		2,122,404

INDUSTRIALS 20.9%
ABB Finance USA, Inc.
1.625% due 05/08/2017	7,220	7,267
ADT Corp.
3.500% due 07/15/2022 (a)	7,000	7,044
ALROSA Finance S.A.
7.750% due 11/03/2020	8,650	9,102
Altria Group, Inc.
9.250% due 08/06/2019	18,819	26,196
9.950% due 11/10/2038	10,000	15,967
American Airlines Pass-Through Trust
5.250% due 07/31/2022	3,252	3,374
7.000% due 07/31/2019	4,000	3,960
8.625% due 04/15/2023	15,528	16,304
10.375% due 01/02/2021	23,649	25,304
American Airlines, Inc.
7.500% due 03/15/2016 ^	11,000	10,450
American Tower Corp.
4.500% due 01/15/2018	6,000	6,353
7.000% due 10/15/2017	10,000	11,638
Amgen, Inc.
3.625% due 05/15/2022	9,000	9,333
3.875% due 11/15/2021	17,500	18,528
4.100% due 06/15/2021	5,317	5,719
5.700% due 02/01/2019	5,128	6,054
6.150% due 06/01/2018	3,000	3,606
Anadarko Petroleum Corp.
6.200% due 03/15/2040	20,000	22,810
6.450% due 09/15/2036	3,740	4,343
7.950% due 06/15/2039	4,600	6,076
8.700% due 03/15/2019	19,330	25,315
ArcelorMittal
5.500% due 03/01/2021	2,500	2,372
7.000% due 10/15/2039	4,220	4,113
Asciano Finance Ltd.
6.000% due 04/07/2023	17,000	18,083
Aviation Capital Group Corp.
7.125% due 10/15/2020	15,550	15,888
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	18,832	19,585
Black & Decker Corp.
8.950% due 04/15/2014	4,000	4,518
Boston Scientific Corp.
7.375% due 01/15/2040	5,000	6,837
BP AMI Leasing, Inc.
5.523% due 05/08/2019	200	231
Braskem Finance Ltd.
5.750% due 04/15/2021	11,300	11,667
7.000% due 05/07/2020	4,000	4,391
7.250% due 06/05/2018	900	1,012
7.375% due 10/04/2015 (d)	2,000	2,030

BRF - Brasil Foods S.A.
5.875% due 06/06/2022	10,800	11,151
Buckeye Partners LP
4.875% due 02/01/2021	12,100	12,058
Canadian National Railway Co.
4.400% due 03/15/2013	80	82
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	100	101
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	15,875	19,495
CenterPoint Energy Resources Corp.
4.500% due 01/15/2021	129	141
China Resources Gas Group Ltd.
4.500% due 04/05/2022	2,000	2,083
CNOOC Finance Ltd.
3.875% due 05/02/2022	1,000	1,037
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	491	569
Comcast Cable Communications LLC
8.875% due 05/01/2017	35	45
Comcast Corp.
4.650% due 07/15/2042 (a)	12,400	12,405
Concho Resources, Inc.
6.500% due 01/15/2022	3,000	3,135
8.625% due 10/01/2017	8,475	9,386
CONSOL Energy, Inc.
8.250% due 04/01/2020	500	528
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	2,000	1,965
4.750% due 07/12/2022	2,942	3,082
7.250% due 05/10/2021	21,444	24,178
9.000% due 01/08/2018	6,118	7,005
Continental Airlines, Inc.
6.750% due 09/15/2015	10,450	10,790
Continental Resources, Inc.
7.375% due 10/01/2020	9,775	10,948
8.250% due 10/01/2019	1,500	1,684
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022	11,600	11,977
Crown Castle Towers LLC
4.174% due 08/15/2037	5,500	5,823
5.495% due 01/15/2037	17,700	19,673
6.113% due 01/15/2040	13,620	15,801
CSC Holdings LLC
7.875% due 02/15/2018	1,000	1,128
CSN Islands Corp.
6.875% due 09/21/2019	7,600	8,322
CSN Resources S.A.
6.500% due 07/21/2020	2,000	2,177
CVS Pass-Through Trust
6.943% due 01/10/2030	6,259	7,432
7.507% due 01/10/2032	18,616	23,189
DCP Midstream Operating LP
3.250% due 10/01/2015	5,000	5,081
Delta Air Lines Pass-Through Trust
4.750% due 05/07/2020 (a)	3,000	3,049
4.950% due 11/23/2020	2,291	2,434
6.417% due 01/02/2014	20,350	20,604
6.718% due 07/02/2024	1,300	1,413
7.750% due 06/17/2021	10,923	12,398
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019	4,500	4,725
Devon Energy Corp.
3.250% due 05/15/2022	2,900	2,959
DISH DBS Corp.
5.875% due 07/15/2022	2,000	2,030
7.000% due 10/01/2013	2,080	2,194
7.125% due 02/01/2016	2,400	2,646
7.875% due 09/01/2019	4,200	4,862
Dolphin Energy Ltd.
5.500% due 12/15/2021	200	224
DP World Ltd.
6.850% due 07/02/2037	5,000	4,937
DP World Sukuk Ltd.
6.250% due 07/02/2017	2,500	2,713
El Paso Natural Gas Co.
8.375% due 06/15/2032	2,070	2,691
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021	4,960	5,395
Energy Transfer Equity LP
7.500% due 10/15/2020	6,500	7,166
Energy Transfer Partners LP
9.700% due 03/15/2019	7,467	9,592
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	7,000	7,059

Fibria Overseas Finance Ltd.
6.750% due 03/03/2021		1,000	1,008
7.500% due 05/04/2020		13,714	14,263
Florida Gas Transmission Co. LLC
7.000% due 07/17/2012		3,400	3,405
7.900% due 05/15/2019		30,100	38,167
FMG Resources Pty. Ltd.
6.000% due 04/01/2017		7,300	7,355
Freeport-McMoRan Corp.
9.500% due 06/01/2031		200	288
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		500	546
General Electric Co.
5.250% due 12/06/2017		8,570	10,024
Georgia-Pacific LLC
7.250% due 06/01/2028		820	1,009
7.375% due 12/01/2025		2,450	3,132
7.750% due 11/15/2029		12,915	16,838
8.000% due 01/15/2024		1,500	2,009
8.875% due 05/15/2031		10,000	14,149
GTL Trade Finance, Inc.
7.250% due 10/20/2017		11,500	12,937
Harvest Operations Corp.
6.875% due 10/01/2017		4,900	5,231
HCA, Inc.
8.500% due 04/15/2019		5,240	5,895
9.875% due 02/15/2017		1,625	1,771
HD Supply, Inc.
8.125% due 04/15/2019		3,000	3,248
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	8,550	12,402
8.500% due 10/31/2019		4,650	6,650
9.500% due 12/15/2018		9,950	14,921
Highmark, Inc.
4.750% due 05/15/2021		$600	615
Incitec Pivot Ltd.
4.000% due 12/07/2015		9,500	9,784
Kern River Funding Corp.
4.893% due 04/30/2018		41	45
Kerr-McGee Corp.
7.875% due 09/15/2031		3,500	4,555
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039		5,500	6,310
9.000% due 02/01/2019		5,380	6,962
Kraft Foods Group, Inc.
3.500% due 06/06/2022		14,930	15,365
Kraft Foods, Inc.
6.500% due 02/09/2040		2,600	3,356
Laredo Petroleum, Inc.
7.375% due 05/01/2022		11,050	11,520
Limited Brands, Inc.
5.250% due 11/01/2014		899	948
Lukoil International Finance BV
7.250% due 11/05/2019		3,000	3,390
LVMH Moet Hennessy Louis Vuitton S.A.
1.625% due 06/29/2017		10,600	10,615
LyondellBasell Industries NV
5.000% due 04/15/2019		29,600	31,191
5.750% due 04/15/2024		4,375	4,703
Masco Corp.
5.875% due 07/15/2012		5,000	5,004
MGM Resorts International
10.375% due 05/15/2014		2,940	3,330
11.125% due 11/15/2017		1,005	1,133
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		23,362	24,214
Mongolian Mining Corp.
8.875% due 03/29/2017		20,235	20,336
Mylan, Inc.
7.875% due 07/15/2020		1,000	1,126
Nakilat, Inc.
6.067% due 12/31/2033		5,000	5,612
Newfield Exploration Co.
6.875% due 02/01/2020		2,700	2,889
Nokia OYJ
5.375% due 05/15/2019		2,550	2,011
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		3,500	3,338
Northwest Airlines Pass-Through Trust
1.217% due 11/20/2015		610	587
Northwest Pipeline GP
6.050% due 06/15/2018		30	36
OGX Austria GmbH
8.375% due 04/01/2022		15,375	13,299
8.500% due 06/01/2018		15,100	13,514

Peabody Energy Corp.
6.000% due 11/15/2018		4,900	4,900
Penske Truck Leasing Co. LP
3.750% due 05/11/2017		7,000	7,066
Petrobras International Finance Co.
5.375% due 01/27/2021		2,500	2,709
5.750% due 01/20/2020		4,910	5,399
6.875% due 01/20/2040		5,600	6,725
PHH Corp.
7.125% due 03/01/2013		2,750	2,819
9.250% due 03/01/2016		200	214
Pioneer Natural Resources Co.
3.950% due 07/15/2022		2,600	2,614
6.650% due 03/15/2017		7,051	8,201
6.875% due 05/01/2018		20,985	24,738
7.200% due 01/15/2028		4,297	5,297
Pride International, Inc.
8.500% due 06/15/2019		34,000	43,993
Reynolds American, Inc.
7.250% due 06/01/2013		2,050	2,164
7.750% due 06/01/2018		300	377
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,100	1,150
7.125% due 04/15/2019		21,100	22,208
7.750% due 10/15/2016		500	529
7.875% due 08/15/2019		550	598
8.500% due 02/15/2021		17,000	16,235
Rock-Tenn Co.
4.450% due 03/01/2019		3,000	3,088
4.900% due 03/01/2022		8,320	8,594
Rockies Express Pipeline LLC
6.250% due 07/15/2013		38,745	40,004
6.850% due 07/15/2018		17,620	17,356
RR Donnelley & Sons Co.
6.125% due 01/15/2017		4,291	4,076
Ryder System, Inc.
6.000% due 03/01/2013		3,000	3,089
SandRidge Energy, Inc.
7.500% due 03/15/2021		9,500	9,429
8.125% due 10/15/2022		19,560	19,780
8.750% due 01/15/2020		8,025	8,406
SBA Tower Trust
5.101% due 04/15/2042		10,000	10,996
Severstal OAO Via Steel Capital S.A.
6.700% due 10/25/2017		4,000	4,056
9.750% due 07/29/2013		1,100	1,180
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		5,000	5,099
3.900% due 05/17/2022		9,500	9,935
SM Energy Co.
6.500% due 11/15/2021		6,175	6,314
Southwestern Energy Co.
4.100% due 03/15/2022		33,300	33,845
Symantec Corp.
2.750% due 06/15/2017		3,300	3,320
3.950% due 06/15/2022		10,000	9,963
Teck Resources Ltd.
10.250% due 05/15/2016		7,050	7,876
10.750% due 05/15/2019		2,025	2,438
Telefonica Emisiones S.A.U.
4.949% due 01/15/2015		1,800	1,703
6.221% due 07/03/2017		12,600	11,846
6.421% due 06/20/2016		10,775	10,352
Time Warner Cable, Inc.
8.250% due 04/01/2019		6,000	7,855
8.750% due 02/14/2019		2,750	3,663
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		30	30
Transocean, Inc.
6.800% due 03/15/2038		8,000	9,034
7.375% due 04/15/2018		6,500	7,652
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,542	3,755
8.000% due 04/01/2021		2,700	2,768
UAL Pass-Through Trust
10.125% due 03/22/2015 ^		54	19
10.400% due 05/01/2018		26,315	30,033
Unitymedia Hessen GmbH & Co. KG
7.500% due 03/15/2019		1,000	1,065
UPC Holding BV
9.750% due 04/15/2018	EUR	7,500	10,227
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		$12,700	13,399
Vale Overseas Ltd.
8.250% due 01/17/2034		2,070	2,665

Wesfarmers Ltd.
6.998% due 04/10/2013		14,900	15,483
Western Gas Partners LP
4.000% due 07/01/2022		11,800	11,824
Wynn Las Vegas LLC
5.375% due 03/15/2022 (g)		47,598	47,955

			1,606,176

UTILITIES 7.0%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		10,100	10,683
7.700% due 08/07/2013		420	445
8.700% due 08/07/2018		37,550	46,947
Ameren Illinois Co.
9.750% due 11/15/2018		488	659
Appalachian Power Co.
5.650% due 08/15/2012		300	302
AT&T Corp.
8.000% due 11/15/2031		116	173
British Telecommunications PLC
1.593% due 12/20/2013		1,500	1,509
Bruce Mansfield Unit
6.850% due 06/01/2034		92	96
Cia Energetica de Sao Paulo
9.750% due 01/15/2015 (c)	BRL	250	186
CMS Energy Corp.
1.417% due 01/15/2013		$2,000	2,005
Coffeyville Resources LLC
9.000% due 04/01/2015		450	482
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		1,250	1,418
Energy Future Holdings Corp.
10.000% due 01/15/2020		3,500	3,754
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		49,220	53,773
Entergy Corp.
5.125% due 09/15/2020		9,900	10,302
Entergy New Orleans, Inc.
5.100% due 12/01/2020		10,000	10,961
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		14,000	14,805
7.288% due 08/16/2037		2,000	2,280
8.125% due 07/31/2014		14,200	15,614
8.146% due 04/11/2018		1,200	1,435
8.625% due 04/28/2034		3,100	3,960
9.250% due 04/23/2019		32,200	40,324
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014		2,200	2,471
Ipalco Enterprises, Inc.
5.000% due 05/01/2018		500	509
7.250% due 04/01/2016		1,000	1,091
Midwest Generation LLC
8.560% due 01/02/2016		694	663
NGPL PipeCo LLC
7.119% due 12/15/2017 (g)		85,210	85,636
7.768% due 12/15/2037		2,000	1,920
Novatek OAO via Novatek Finance Ltd.
6.604% due 02/03/2021		20,200	22,099
NRG Energy, Inc.
7.875% due 05/15/2021		5,480	5,562
8.250% due 09/01/2020		2,650	2,756
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		13,818	14,543
Pennsylvania Electric Co.
5.200% due 04/01/2020		10,000	11,306
Plains All American Pipeline LP
3.650% due 06/01/2022		10,000	10,241
5.000% due 02/01/2021		2,500	2,832
Public Service Co. of Oklahoma
6.150% due 08/01/2016		150	173
Puget Energy, Inc.
5.625% due 07/15/2022		5,000	5,162
6.500% due 12/15/2020		9,500	10,366
Qtel International Finance Ltd.
4.750% due 02/16/2021		8,500	9,074
6.500% due 06/10/2014		500	547
Qwest Corp.
3.718% due 06/15/2013		100	100
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		420	462
Targa Resources Partners LP
6.375% due 08/01/2022		2,500	2,506
Telecom Italia Capital S.A.
5.250% due 11/15/2013		4,300	4,322
6.175% due 06/18/2014		12,800	12,928

Telefonos de Mexico S.A.B. de C.V.
5.500% due 11/15/2019		3,000	3,522
Telstra Corp. Ltd.
4.800% due 10/12/2021		13,800	15,470
TNK-BP Finance S.A.
6.625% due 03/20/2017		450	491
7.250% due 02/02/2020		7,500	8,461
7.250% due 02/02/2020 (g)		5,000	5,641
7.500% due 07/18/2016		21,200	23,666
7.875% due 03/13/2018		36,200	41,585
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	11,200	14,156

			542,374

Total Corporate Bonds & Notes (Cost $4,071,124)			4,270,954

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037		$3,300	3,300

Total Convertible Bonds & Notes (Cost $3,051)			3,300

MUNICIPAL BONDS & NOTES 1.6%
CALIFORNIA 0.6%
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034		7,200	9,002
7.550% due 04/01/2039		1,300	1,673
California State General Obligation Notes, Series 2009
5.250% due 04/01/2014		3,000	3,221
5.450% due 04/01/2015		14,000	15,526
5.950% due 04/01/2016		5,000	5,751
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038		12,500	10,250

			45,423

COLORADO 0.1%
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.775% due 04/01/2029		7,500	9,252

LOUISIANA 0.1%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043		3,000	3,006

NEW YORK 0.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040		10,000	13,036

OHIO 0.0%
Hamilton County, Ohio Sewer System Revenue Bonds, (BABs), Series 2009
6.500% due 12/01/2034		2,500	2,934

TEXAS 0.6%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039		10,000	11,219
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042		18,000	21,363
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029		10,000	12,101

			44,683

WASHINGTON 0.0%
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029		2,000	2,285

Total Municipal Bonds & Notes (Cost $106,156)			120,619

U.S. GOVERNMENT AGENCIES 14.3%
Fannie Mae
4.000% due 06/01/2029 - 08/01/2042		803,792	856,232
5.500% due 07/01/2042		225,000	245,461

Total U.S. Government Agencies (Cost $1,087,298)			1,101,693

U.S. TREASURY OBLIGATIONS 21.6%
U.S. Treasury Bonds
3.125% due 02/15/2042		89,000	95,786
3.500% due 02/15/2039		20,900	24,218
4.250% due 11/15/2040		11,400	14,939
4.375% due 05/15/2040		65,250	87,088
4.375% due 05/15/2041		28,000	37,459
4.750% due 02/15/2041 (h)(i)		218,150	308,682
5.500% due 08/15/2028		81,600	117,568
U.S. Treasury Notes
1.000% due 08/31/2016 (f)		17,300	17,583
1.750% due 05/15/2022		5,750	5,803
2.000% due 11/15/2021		96,100	99,726
2.000% due 02/15/2022 (i)		567,600	587,245
2.125% due 08/15/2021		122,600	128,989
3.125% due 05/15/2021		125,400	142,897

Total U.S. Treasury Obligations (Cost $1,525,730)			1,667,983

MORTGAGE-BACKED SECURITIES 0.9%
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	2,893	3,666
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$23,860	22,620
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.492% due 02/10/2051		110	126
5.916% due 02/10/2051		1,000	1,158
Bear Stearns Alt-A Trust
5.154% due 11/25/2034		212	185
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049		1,300	1,488
5.889% due 12/10/2049		91	106
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		203	179
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.617% due 10/15/2048		200	228
5.886% due 11/15/2044		100	117
Countrywide Alternative Loan Trust
6.000% due 01/25/2037 ^		109	74
Countrywide Home Loan Mortgage Pass-Through Trust
2.666% due 04/20/2035		81	79
DBUBS Mortgage Trust
4.537% due 07/10/2044		300	330
GS Mortgage Securities Corp.
5.560% due 11/10/2039		2,500	2,855
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	18,100	23,012
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		$500	567
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		200	227
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		418	307
2.545% due 05/25/2033		35	34
3.171% due 05/25/2033		26	26
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		2,000	2,226
5.700% due 09/12/2049		100	110
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		149	125
1.986% due 10/25/2035		189	174
Morgan Stanley Capital, Inc.
5.569% due 12/15/2044		1,000	1,089
OBP Depositor LLC Trust
4.646% due 07/15/2045		3,000	3,452
Structured Adjustable Rate Mortgage Loan Trust
2.853% due 03/25/2034		71	69
Thornburg Mortgage Securities Trust
6.147% due 09/25/2037		236	238
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		203	193
4.563% due 12/25/2033		169	170
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		2,000	2,066

Total Mortgage-Backed Securities (Cost $65,688)			67,296

ASSET-BACKED SECURITIES 0.6%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		328	329
7.001% due 09/20/2022		22,300	21,839
Galaxy CLO Ltd.
0.746% due 04/17/2017		561	555
Magi Funding PLC
1.314% due 04/11/2021	EUR	7,157	8,535

SLM Student Loan Trust
1.966% due 04/25/2023		$14,891	15,393

Total Asset-Backed Securities (Cost $45,904)			46,651

SOVEREIGN ISSUES 0.4%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2014	BRL	10,333	5,286
Korea Development Bank
8.000% due 01/23/2014		$500	547
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,250
United Kingdom Gilt
4.750% due 12/07/2030	GBP	6,600	13,592
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,900	1,971
6.902% due 07/09/2020		1,100	1,194

Total Sovereign Issues (Cost $26,120)			27,840

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Health Care REIT, Inc.
6.500% due 04/20/2018 (d)		84,000	4,536
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		15,500	17,437

			21,973

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		53,150	2,842

Total Convertible Preferred Securities (Cost $17,178)			24,815

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Citigroup Capital
7.875% due 10/30/2040		48,000	1,310
Farm Credit Bank
10.000% due 12/15/2020 (d)		13,000	15,161
SLM Corp. CPI Linked Security
4.651% due 03/15/2017		21,400	507

Total Preferred Securities (Cost $14,799)			16,978

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.9%
CERTIFICATES OF DEPOSIT 1.3%
Banco Bradesco S.A.
1.955% due 01/24/2013		$8,700	8,750
Banco do Brasil S.A.
0.000% due 03/26/2013		7,000	6,954
2.556% due 02/14/2014		25,000	24,984
Itau Unibanco Holding S.A.
0.000% due 03/26/2013		15,000	14,742
2.010% due 11/05/2012		25,000	24,860
2.010% due 11/13/2012		17,500	17,501

			97,791

REPURCHASE AGREEMENTS 0.4%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		29,200	29,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $29,750. Repurchase proceeds are $29,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		2,237	2,237

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $2,283. Repurchase proceeds are $2,237.)
			31,437

U.S. TREASURY BILLS 0.0%
0.155% due 11/08/2012 - 05/30/2013 (b)(f)		1,924	1,922

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 10.2%
PIMCO Short-Term Floating NAV Portfolio	40,933,160	410,150
PIMCO Short-Term Floating NAV Portfolio III	37,639,495	376,508

		786,658

Total Short-Term Instruments (Cost $917,651)		917,808

PURCHASED OPTIONS (k) 0.0%
(Cost $4,942)		2,517

Total Investments 110.6% (Cost $8,145,920)		$8,527,729
Written Options (l) (0.2%) (Premiums $26,496)		(17,963)
Other Assets and Liabilities (Net) (10.4%)		(802,806)

Net Assets 100.0%		$7,706,960

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $14,351 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $11,422 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	(1.000%)	06/29/2012	06/28/2014	$2,872	$(2,872)
FOB	(1.750%)	06/07/2012	06/06/2014	5,785	(5,778)
SAL	(1.000%)	12/16/2011	12/15/2013	2,176	(2,171)

					$(10,821)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $4,651 at a weighted average interest rate of (1.240%).

(h)	Securities with an aggregate market value of $7,126 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2013	1,416	$3,976
90-Day Euribor June Futures	Long	06/2014	1,839	6,834
90-Day Euribor September Futures	Long	09/2014	1,624	5,625
90-Day Eurodollar December Futures	Long	12/2015	6	1
U.S. Treasury 10-Year Note September Futures	Long	09/2012	2,457	1,321

				$17,757

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $44,252 and cash of $37 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$17,376	$389	$(61)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	25,344	869	(82)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	6,700	37	(2)

					$1,295	$(145)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$156,700	$271	$25
CDX.IG-18 5-Year Index	1.000%	06/20/2017	1,401,400	(7,775)	(8,569)

				$(7,504)	$(8,544)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR 160,800	$(8,788)	$(6,027)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	BPS	(1.300%	)	12/20/2018	1.058%		$3,000	$(46)	$0	$(46)
American Electric Power Co., Inc.	BRC	(0.793%	)	06/20/2019	0.958%		36,000	379	0	379
American International Group, Inc.	GST	(5.000%	)	09/20/2018	2.483%		10,000	(1,378)	(927)	(451)
Black & Decker Corp.	BRC	(2.250%	)	06/20/2014	0.168%		4,000	(168)	0	(168)
Cardinal Health, Inc.	BOA	(0.580%	)	06/20/2013	0.142%		5,000	(22)	0	(22)
Centex Corp.	BOA	(1.000%	)	06/20/2015	1.727%		4,000	82	132	(50)
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.233%		250	(3)	3	(6)
CSX Corp.	BRC	(1.440%	)	03/20/2018	0.643%		5,370	(240)	0	(240)
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.379%		2,500	(16)	(5)	(11)
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%		2,000	21	(32)	53
International Lease Finance Corp.	CBK	(5.000%	)	06/20/2016	4.016%		12,500	(450)	(1,155)	705
International Lease Finance Corp.	GST	(5.000%	)	06/20/2016	4.016%		15,000	(540)	(1,239)	699
Intesa Sanpaolo SpA	BOA	(1.000%	)	09/20/2016	4.625%	EUR	3,000	495	257	238
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2015	4.436%		$13,000	1,288	259	1,029
Intesa Sanpaolo SpA	GST	(1.000%	)	09/20/2016	4.625%	EUR	750	124	65	59
Intesa Sanpaolo SpA	MYC	(1.000%	)	09/20/2016	4.625%		7,850	1,297	701	596
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.282%		$7,000	82	103	(21)
Limited Brands, Inc.	BPS	(1.000%	)	12/20/2014	1.172%		1,250	4	96	(92)
Marsh & McLennan Cos., Inc.	BOA	(0.900%	)	06/20/2019	0.797%		2,000	(14)	0	(14)
Marsh & McLennan Cos., Inc.	CBK	(1.000%	)	09/20/2015	0.451%		5,000	(89)	(141)	52
Masco Corp.	BRC	(1.000%	)	09/20/2012	0.651%		5,000	(5)	113	(118)
Motorola Solutions, Inc.	JPM	(1.000%	)	12/20/2012	0.192%		5,000	(21)	252	(273)
Newell Rubbermaid, Inc.	BOA	(0.660%	)	06/20/2013	0.218%		10,000	(46)	0	(46)
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.627%		2,000	(17)	0	(17)
RR Donnelley & Sons Co.	BOA	(1.850%	)	03/20/2017	7.689%		4,300	947	0	947
Ryder System, Inc.	CBK	(3.060%	)	03/20/2013	0.545%		3,000	(58)	0	(58)
Toll Brothers Finance Corp.	GST	(1.000%	)	12/20/2017	1.610%		2,100	65	55	10

								$1,671	$(1,463)	$3,134

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	3.096%		$4,000	$306	$227	$79
AES Corp.	GST	5.000%	09/20/2016	3.096%		500	38	20	18
AES Corp.	MYC	5.000%	09/20/2016	3.096%		5,000	381	283	98
Alcoa, Inc.	CBK	1.000%	03/20/2016	2.753%		300	(18)	(11)	(7)
Alcoa, Inc.	DUB	1.000%	03/20/2016	2.753%		600	(37)	(16)	(21)
Alcoa, Inc.	GST	1.000%	03/20/2016	2.753%		1,700	(104)	(73)	(31)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.753%		3,100	(190)	(159)	(31)
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.753%		2,100	(128)	(110)	(18)
Ally Financial, Inc.	BPS	5.000%	03/20/2013	1.586%		6,000	158	50	108
Ally Financial, Inc.	DUB	5.000%	12/20/2012	1.586%		35,000	630	(225)	855
Ally Financial, Inc.	DUB	5.000%	03/20/2013	1.586%		700	19	17	2
Ally Financial, Inc.	GST	5.000%	03/20/2013	1.586%		10,000	263	106	157
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%		15,000	617	675	(58)
Ally Financial, Inc.	JPM	5.000%	03/20/2017	3.841%		1,000	48	(45)	93
America Movil S.A.B. de C.V.	CBK	1.000%	12/20/2012	0.399%		8,600	28	37	(9)
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.399%		13,100	42	54	(12)
America Movil S.A.B. de C.V.	UAG	1.000%	09/20/2012	0.399%		30,000	51	114	(63)
American Express Co.	JPM	2.750%	03/20/2014	0.546%		3,000	117	0	117
American International Group, Inc.	DUB	0.890%	12/20/2012	0.778%		100	0	0	0
American International Group, Inc.	DUB	0.900%	12/20/2012	0.778%		300	0	0	0
Anadarko Petroleum Corp.	CBK	1.000%	03/20/2017	2.039%		10,000	(453)	(245)	(208)
Anadarko Petroleum Corp.	UAG	1.000%	03/20/2017	2.039%		10,000	(454)	(241)	(213)
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.795%	EUR	20,600	191	(220)	411
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.795%		$25,000	184	(150)	334
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.795%	EUR	3,700	34	(37)	71
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.795%		3,300	31	(41)	72
ArcelorMittal	BOA	1.000%	12/20/2015	4.593%		$1,700	(191)	(114)	(77)
ArcelorMittal	BRC	1.000%	12/20/2015	4.593%		7,000	(787)	(539)	(248)
ArcelorMittal	FBF	1.000%	12/20/2015	4.593%		14,500	(1,630)	(1,090)	(540)
ArcelorMittal	FBF	1.000%	03/20/2016	4.709%		5,100	(627)	(262)	(365)
ArcelorMittal	GST	1.000%	03/20/2016	4.709%		2,300	(283)	(105)	(178)
ArcelorMittal	HUS	1.000%	03/20/2016	4.709%		800	(98)	(35)	(63)
ArcelorMittal	JPM	1.000%	12/20/2015	4.593%		5,000	(562)	(334)	(228)
ArcelorMittal	JPM	1.000%	03/20/2016	4.709%		2,300	(283)	(90)	(193)
ArcelorMittal	MYC	1.000%	12/20/2015	4.593%		8,300	(933)	(631)	(302)
ArcelorMittal	MYC	1.000%	03/20/2016	4.709%		2,300	(283)	(141)	(142)
Australia Government Bond	DUB	1.000%	06/20/2016	0.472%		17,500	370	424	(54)
Australia Government Bond	UAG	1.000%	09/20/2015	0.328%		6,100	134	155	(21)
Australia Government Bond	UAG	1.000%	12/20/2015	0.383%		1,000	22	28	(6)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%		25,000	24	(502)	526
Berkshire Hathaway Finance Corp.	DUB	1.230%	12/20/2013	0.708%		5,000	41	0	41
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.977%		10,000	10	(83)	93
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2012	0.479%		6,600	19	33	(14)
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.977%		15,000	14	(187)	201
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.977%		25,000	24	(468)	492
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.727%		16,200	147	(71)	218
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.727%		8,500	76	(49)	125
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.785%		1,200	9	8	1
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.727%		800	7	(4)	11
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.727%		1,900	17	(11)	28
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.727%		3,500	32	(8)	40
BNP Paribas S.A.	DUB	3.000%	03/20/2016	3.872%	EUR	2,300	(84)	(211)	127
BNP Paribas S.A.	GST	3.000%	03/20/2016	3.872%		1,200	(44)	(113)	69
BP Capital Markets America, Inc.	DUB	1.000%	06/20/2015	0.876%		$10,000	40	57	(17)
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2015	0.876%		25,000	99	119	(20)
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.980%		5,000	5	22	(17)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.010%		5,500	0	49	(49)
BP Capital Markets America, Inc.	MYC	1.000%	06/20/2015	0.876%		5,000	20	31	(11)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.224%		15,800	(115)	(133)	18
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		3,000	8	4	4
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		7,300	(37)	(62)	25
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		2,000	5	3	2
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		19,800	(187)	(140)	(47)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%		11,600	(84)	(73)	(11)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		1,150	(4)	(10)	6
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		2,000	5	3	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		2,500	(13)	(25)	12
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%		7,700	(73)	(47)	(26)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.046%		400	0	(4)	4
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		10,000	(36)	(129)	93
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%		7,300	(53)	(54)	1
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.269%		5,600	(53)	(38)	(15)
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.492%		900	(21)	(31)	10
California State General Obligation Bonds, Series 2003	DUB	2.650%	03/20/2021	2.110%		1,100	41	0	41
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	1.100%		21,800	(62)	(98)	36
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.904%		14,300	55	198	(143)
Caterpillar, Inc.	GST	1.000%	09/20/2017	1.180%		25,000	(214)	(222)	8
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.904%		5,200	20	71	(51)
China Government International Bond	BOA	0.820%	12/20/2014	0.608%		1,300	7	0	7
China Government International Bond	BRC	0.770%	12/20/2014	0.608%		5,350	23	0	23
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		11,800	62	152	(90)
China Government International Bond	DUB	1.000%	09/20/2015	0.750%		13,000	108	117	(9)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		8,100	55	142	(87)
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		700	(1)	(33)	32
China Government International Bond	HUS	1.000%	06/20/2015	0.710%		10,000	88	194	(106)
China Government International Bond	JPM	1.000%	06/20/2015	0.710%		3,500	31	71	(40)
China Government International Bond	JPM	1.000%	09/20/2015	0.750%		19,500	162	194	(32)
China Government International Bond	MYC	1.000%	12/20/2015	0.812%		3,000	20	41	(21)
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		500	0	(24)	24
China Government International Bond	MYC	1.000%	06/20/2017	1.152%		940	(7)	(19)	12
China Government International Bond	RYL	1.000%	06/20/2015	0.710%		10,000	89	194	(105)
Citigroup, Inc.	FBF	1.000%	06/20/2017	2.475%		2,500	(166)	(157)	(9)
Citigroup, Inc.	MYC	0.280%	09/20/2012	1.210%		700	(1)	0	(1)
Comcast Corp.	BRC	1.610%	12/20/2013	0.365%		7,000	133	0	133
Comcast Corp.	DUB	1.000%	12/20/2015	0.688%		8,500	94	(8)	102
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	0.957%		40,000	80	(38)	118
Daimler Finance North America LLC	GST	1.000%	12/20/2013	0.727%		2,800	12	27	(15)
Danone S.A.	DUB	1.000%	03/20/2016	0.646%		2,000	26	32	(6)
Danone S.A.	FBF	1.000%	12/20/2015	0.614%	EUR	400	7	8	(1)
Danone S.A.	JPM	1.000%	12/20/2015	0.614%		14,200	242	269	(27)
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%		$9,900	(280)	(310)	30
Denmark Government International Bond	DUB	0.250%	09/20/2016	0.937%		2,000	(56)	(67)	11
Denmark Government International Bond	GST	0.250%	09/20/2016	0.937%		3,400	(96)	(104)	8
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.937%		900	(25)	(27)	2
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.937%		2,900	(82)	(95)	13
Deutsche Telekom International Finance BV	GST	1.000%	06/20/2016	0.863%		23,900	135	197	(62)
Dominion Resources, Inc.	CBK	0.670%	06/20/2015	0.332%		100	1	0	1
Dow Chemical Co.	BPS	1.000%	06/20/2017	1.419%		3,100	(61)	(71)	10
Dow Chemical Co.	CBK	1.000%	06/20/2017	1.419%		10,000	(196)	(187)	(9)
Dow Chemical Co.	DUB	1.000%	06/20/2017	1.419%		5,000	(98)	(100)	2
Dow Chemical Co.	JPM	1.000%	06/20/2017	1.419%		7,000	(137)	(168)	31
Dow Chemical Co.	MYC	1.000%	06/20/2017	1.419%		19,500	(382)	(421)	39
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.825%		3,000	20	32	(12)
Egypt Government International Bond	BRC	1.000%	03/20/2016	5.993%		20	(3)	(2)	(1)
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.993%		100	(16)	(12)	(4)
Egypt Government International Bond	JPM	1.000%	03/20/2016	5.993%		3,250	(527)	(406)	(121)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	09/20/2015	0.949%		500	1	(3)	4
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.007%		4,000	0	(26)	26
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%		2,000	(3)	(13)	10
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	06/20/2015	0.912%		10,000	30	(53)	83
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2015	1.007%		10,000	1	(59)	60
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		1,000	(2)	(8)	6
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.949%		4,600	9	(22)	31
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		1,000	(2)	(8)	6
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(4)	(8)	4
Encana Corp.	FBF	1.000%	03/20/2017	2.105%		21,000	(1,022)	(838)	(184)
EOG Resources, Inc.	DUB	1.000%	06/20/2017	0.888%		3,100	18	(3)	21

EOG Resources, Inc.	GST	1.000%	06/20/2017	0.888%	100	0	0	0
EOG Resources, Inc.	MYC	1.000%	06/20/2017	0.888%	5,000	29	0	29
EOG Resources, Inc.	UAG	1.000%	06/20/2017	0.888%	3,000	17	(3)	20
Ford Motor Credit Co. LLC	DUB	5.000%	06/20/2017	2.456%	600	69	77	(8)
Forest Oil Corp.	BOA	5.000%	06/20/2015	5.929%	5,000	(115)	104	(219)
Forest Oil Corp.	CBK	5.000%	06/20/2015	5.929%	2,500	(57)	63	(120)
Forest Oil Corp.	FBF	5.000%	06/20/2015	5.929%	1,500	(34)	(6)	(28)
Forest Oil Corp.	GST	5.000%	06/20/2015	5.929%	6,500	(149)	126	(275)
Forest Oil Corp.	GST	5.000%	03/20/2017	7.351%	4,000	(344)	(122)	(222)
Forest Oil Corp.	GST	5.000%	06/20/2017	7.496%	10,000	(948)	(275)	(673)
Forest Oil Corp.	JPM	5.000%	06/20/2017	7.496%	5,000	(473)	(137)	(336)
Freeport-McMoRan Copper & Gold, Inc.	JPM	1.000%	03/20/2016	1.524%	5,000	(93)	(12)	(81)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%	1,000	1	(21)	22
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%	1,000	1	(20)	21
Gazprom OAO Via Gazprom International S.A.	HUS	1.000%	09/20/2012	0.928%	10,000	5	(62)	67
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%	1,500	1	(31)	32
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.666%	4,800	309	0	309
General Electric Capital Corp.	BOA	5.000%	09/20/2014	1.112%	8,000	698	922	(224)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.454%	500	(8)	(6)	(2)
General Electric Capital Corp.	BPS	4.750%	12/20/2013	0.874%	1,500	88	0	88
General Electric Capital Corp.	BPS	3.900%	03/20/2014	0.985%	10,000	513	0	513
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.581%	600	0	0	0
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.874%	4,000	217	0	217
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.581%	1,000	6	0	6
General Electric Capital Corp.	CBK	6.950%	03/20/2013	0.581%	2,425	118	0	118
General Electric Capital Corp.	CBK	4.200%	03/20/2014	0.985%	10,000	565	0	565
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%	5,000	436	178	258
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.581%	4,000	11	0	11
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%	2,000	117	0	117
General Electric Capital Corp.	GST	5.700%	12/20/2013	0.874%	5,000	366	0	366
General Electric Capital Corp.	GST	5.000%	09/20/2014	1.112%	4,000	350	160	190
General Electric Capital Corp.	JPM	5.000%	09/20/2014	1.112%	4,300	376	275	101
General Electric Capital Corp.	RYL	1.000%	03/20/2015	1.266%	1,300	(8)	(37)	29
Gilead Sciences, Inc.	GST	1.000%	06/20/2017	1.017%	5,000	(2)	(19)	17
HCA, Inc.	GST	5.000%	06/20/2016	3.959%	2,200	87	138	(51)
HCA, Inc.	MYC	5.000%	06/20/2016	3.959%	8,700	342	533	(191)
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%	21,900	349	467	(118)
Japan Government International Bond	GST	1.000%	09/20/2015	0.501%	2,400	39	35	4
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	700	11	16	(5)
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%	18,700	264	48	216
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%	300	5	7	(2)
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	5,600	79	(6)	85
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%	3,700	56	82	(26)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%	800	11	(10)	21
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%	2,000	30	45	(15)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%	900	13	(10)	23
Lafarge S.A.	MYC	1.000%	06/20/2016	3.358%	25,000	(2,145)	(1,468)	(677)
Lincoln National Corp.	BOA	1.000%	03/20/2016	2.976%	3,200	(218)	(106)	(112)
Lincoln National Corp.	DUB	1.000%	03/20/2016	2.976%	5,000	(339)	(169)	(170)
MetLife, Inc.	DUB	2.073%	03/20/2013	1.074%	1,000	8	0	8
MetLife, Inc.	DUB	5.000%	06/20/2014	1.780%	9,000	578	(90)	668
MetLife, Inc.	DUB	5.000%	09/20/2014	1.887%	5,000	348	463	(115)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.012%	9,200	1,121	1,118	3
MetLife, Inc.	GST	1.000%	12/20/2014	2.061%	9,000	(227)	(504)	277
MetLife, Inc.	JPM	5.000%	06/20/2014	1.780%	6,000	385	(36)	421
MetLife, Inc.	JPM	5.000%	09/20/2014	1.887%	15,000	1,042	1,353	(311)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%	9,800	0	(71)	71
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.064%	8,850	(17)	(59)	42
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%	1,500	5	3	2
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%	1,500	5	4	1
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%	900	(14)	(27)	13
Mexico Government International Bond	HUS	1.690%	09/20/2014	0.806%	15,800	387	0	387
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%	14,900	(55)	(49)	(6)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%	3,500	12	9	3
Mexico Government International Bond	MYC	1.000%	09/20/2015	1.010%	3,600	0	(28)	28
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%	13,200	(48)	(62)	14
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%	9,800	0	(85)	85
MGM Resorts International	BOA	5.000%	06/20/2017	7.018%	1,500	(120)	(83)	(37)
MGM Resorts International	CBK	5.000%	06/20/2017	7.018%	6,000	(478)	(517)	39
MGM Resorts International	DUB	5.000%	06/20/2014	3.477%	10,000	306	300	6
MGM Resorts International	FBF	5.000%	06/20/2017	7.018%	10,550	(842)	(611)	(231)
MGM Resorts International	GST	5.000%	12/20/2013	3.011%	3,000	92	38	54
MGM Resorts International	GST	5.000%	03/20/2014	3.276%	1,000	31	18	13
MGM Resorts International	GST	5.000%	06/20/2017	7.018%	3,100	(248)	(171)	(77)
Morgan Stanley	BOA	1.000%	03/20/2013	2.401%	10,000	(97)	(181)	84
New Jersey State General Obligation Bonds, Series 2001	DUB	2.000%	03/20/2021	1.704%	5,100	104	0	104
New Jersey State General Obligation Bonds, Series 2001	GST	1.970%	03/20/2021	1.704%	5,000	92	0	92
New Jersey State General Obligation Bonds, Series 2001	MYC	2.000%	03/20/2021	1.704%	1,400	29	0	29
New York State General Obligation Bonds, Series 2005	BOA	1.850%	03/20/2021	1.473%	1,100	30	0	30
NRG Energy, Inc.	BOA	5.000%	03/20/2017	5.489%	4,000	(72)	(290)	218
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%	4,000	(106)	(320)	214
NRG Energy, Inc.	BRC	5.000%	03/20/2017	5.489%	2,000	(36)	(150)	114

NRG Energy, Inc.	CBK	5.000%	06/20/2015	3.898%		1,580	51	(33)	84
NRG Energy, Inc.	CBK	5.000%	06/20/2017	5.672%		4,500	(119)	(360)	241
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		5,400	(51)	(109)	58
NRG Energy, Inc.	GST	5.000%	03/20/2017	5.489%		3,000	(55)	(233)	178
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		12,930	(341)	(885)	544
NRG Energy, Inc.	GST	5.000%	03/20/2019	6.076%		300	(16)	(26)	10
NRG Energy, Inc.	JPM	5.000%	06/20/2017	5.672%		5,000	(132)	(350)	218
NRG Energy, Inc.	MYC	5.000%	03/20/2017	5.489%		1,100	(20)	(74)	54
NRG Energy, Inc.	MYC	5.000%	06/20/2017	5.672%		10,400	(274)	(598)	324
NRG Energy, Inc.	UAG	5.000%	06/20/2015	3.898%		3,000	97	(45)	142
NRG Energy, Inc.	UAG	5.000%	03/20/2017	5.489%		1,300	(24)	(111)	87
NRG Energy, Inc.	UAG	5.000%	06/20/2017	5.672%		10,100	(266)	(804)	538
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.604%		8,000	429	0	429
Pacific Gas & Electric Co.	DUB	1.000%	09/20/2016	1.106%		20,000	(80)	(202)	122
Pacific Gas & Electric Co.	FBF	1.000%	09/20/2016	1.106%		5,000	(20)	(50)	30
Pacific Gas & Electric Co.	GST	1.000%	09/20/2016	1.106%		2,500	(10)	(25)	15
Pacific Gas & Electric Co.	RYL	1.000%	09/20/2016	1.106%		2,500	(10)	(26)	16
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		25,000	22	(292)	314
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	0.763%		11,000	16	0	16
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%		5,000	(73)	(143)	70
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		3,600	3	(23)	26
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		5,700	(83)	(182)	99
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.700%		2,600	27	(12)	39
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.700%		13,500	143	(17)	160
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.700%		1,500	16	(11)	27
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.107%		1,000	(39)	(19)	(20)
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.107%		25,000	(970)	(633)	(337)
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	1.014%		13,000	4	65	(61)
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		1,000	(1)	(8)	7
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.030%		400	0	0	0
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		3,500	(3)	(26)	23
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.070%		1,000	(2)	(7)	5
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		4,000	(3)	(8)	5
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.030%		500	0	0	0
Republic of Germany	BOA	0.250%	06/20/2017	0.964%		42,150	(1,447)	(1,559)	112
Republic of Germany	GST	0.250%	06/20/2017	0.964%		43,675	(1,498)	(1,615)	117
Republic of Italy Government Bond	BPS	1.000%	12/20/2015	4.679%		2,900	(328)	(103)	(225)
Republic of Italy Government Bond	GST	1.000%	09/20/2016	4.725%		5,200	(701)	(434)	(267)
Republic of Italy Government Bond	RYL	1.000%	12/20/2015	4.679%		4,700	(532)	(164)	(368)
Republic of Korea	BOA	1.000%	12/20/2015	0.829%		1,400	9	3	6
Republic of Korea	BRC	0.960%	12/20/2014	0.627%		400	3	0	3
Republic of Korea	BRC	1.000%	09/20/2015	0.760%		3,600	29	(22)	51
Republic of Korea	BRC	1.000%	12/20/2015	0.829%		8,600	52	97	(45)
Republic of Korea	BRC	1.000%	06/20/2016	0.940%		4,600	12	11	1
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		7,500	27	(39)	66
Republic of Korea	FBF	1.000%	12/20/2012	0.310%		1,000	3	(5)	8
Republic of Korea	FBF	1.000%	03/20/2016	0.888%		5,000	23	(2)	25
Republic of Korea	GST	1.000%	06/20/2017	1.174%		900	(8)	(21)	13
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		1,000	4	(6)	10
Republic of Korea	JPM	1.000%	09/20/2015	0.760%		2,400	19	(10)	29
Republic of Korea	JPM	1.000%	12/20/2015	0.829%		12,800	80	(9)	89
Republic of Korea	RYL	1.000%	06/20/2015	0.723%		10,000	85	101	(16)
Republic of Korea	UAG	1.000%	09/20/2015	0.760%		10,500	84	(35)	119
Republic of Korea	UAG	1.000%	12/20/2015	0.829%		9,000	55	78	(23)
Rio Tinto Finance USA Ltd.	JPM	1.000%	09/20/2015	0.979%		3,800	3	(15)	18
Rogers Communications, Inc.	JPM	1.000%	12/20/2015	0.488%		12,900	233	53	180
Russia Government International Bond	BRC	1.000%	06/20/2017	2.259%		15,000	(876)	(1,001)	125
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		3,900	8	(46)	54
Russia Government International Bond	CBK	1.000%	03/20/2016	1.966%		12,700	(436)	(137)	(299)
Russia Government International Bond	DUB	1.000%	12/20/2012	0.642%		2,800	5	(39)	44
Russia Government International Bond	DUB	1.000%	06/20/2017	2.259%		940	(55)	(70)	15
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		1,000	2	(10)	12
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		5,100	10	(60)	70
Russia Government International Bond	HUS	1.000%	03/20/2016	1.966%		3,400	(116)	(46)	(70)
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%		4,100	9	(46)	55
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		1,000	2	(10)	12
Russia Government International Bond	MYC	1.000%	06/20/2016	2.028%		1,000	(38)	(13)	(25)
Russia Government International Bond	RYL	1.000%	03/20/2016	1.966%		10,000	(343)	(103)	(240)
Russia Government International Bond	UAG	1.000%	06/20/2015	1.758%		5,000	(108)	(76)	(32)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	2.869%		600	(39)	(31)	(8)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	2.869%		900	(59)	(47)	(12)
Shell International Finance BV	BOA	1.000%	03/20/2016	0.736%	EUR	3,800	48	103	(55)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.761%		$1,900	18	38	(20)
Shell International Finance BV	GST	1.000%	03/20/2016	0.736%		3,200	32	66	(34)
Shell International Finance BV	HUS	1.000%	06/20/2016	0.761%		2,000	19	38	(19)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.736%		16,300	163	313	(150)
Shell International Finance BV	MYC	1.000%	06/20/2016	0.761%		16,800	162	315	(153)
Shell International Finance BV	SOG	1.000%	03/20/2016	0.736%	EUR	1,600	20	44	(24)
Shell International Finance BV	UAG	1.000%	03/20/2016	0.736%		3,500	43	96	(53)
Statoil ASA	BRC	1.000%	06/20/2016	0.724%		$8,600	96	168	(72)
Statoil ASA	FBF	1.000%	06/20/2016	0.724%		3,000	33	58	(25)
Statoil ASA	SOG	1.000%	06/20/2016	0.724%		8,600	96	164	(68)
Statoil ASA	UAG	1.000%	06/20/2016	0.724%		5,000	56	100	(44)
Teck Resources Ltd.	MYC	1.000%	03/20/2021	2.394%		10,000	(1,017)	(521)	(496)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	4.835%		3,000	(351)	(69)	(282)
Tesco PLC	HUS	1.000%	03/20/2016	0.977%		3,900	5	50	(45)
Time Warner Cable, Inc.	BRC	1.000%	12/20/2015	1.057%		4,000	(6)	(39)	33
Time Warner Cable, Inc.	UAG	1.000%	12/20/2015	1.057%		15,000	(25)	(88)	63
Tokyo Electric Power Co., Inc.	BOA	1.000%	09/20/2013	2.976%	JPY	470,000	(139)	(413)	274
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		329,900	(27)	(755)	728
Tokyo Electric Power Co., Inc.	GST	1.000%	03/20/2014	3.467%		90,000	(46)	(108)	62
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.335%		$18,000	332	24	308
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.335%		4,500	83	21	62
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.131%		2,000	(10)	(5)	(5)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.131%		2,700	(13)	(11)	(2)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.131%		10,000	(47)	(60)	13
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.193%	EUR	5,300	2	(46)	48
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.193%		10,600	3	(88)	91
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%		5,000	1	(46)	47
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		5,900	1	(58)	59
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		$10,000	218	128	90
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		8,200	178	158	20
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		4,500	99	104	(5)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		7,500	149	111	38
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.373%		5,000	110	94	16
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		9,300	200	161	39
UPC Holding BV	BRC	5.000%	09/20/2017	6.652%	EUR	5,000	(423)	(318)	(105)
UPC Holding BV	DUB	5.000%	06/20/2016	5.740%		11,100	(334)	(19)	(315)

							$(10,493)	$(16,759)	$6,266

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums (Received)	Unrealized Appreciation
CDX.IG-16 5-Year Index	UAG	1.000%	06/20/2016	$144,400	$165	$(1,483)	$1,648
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	45,750	(260)	(370)	110
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	5,600	(195)	(225)	30

					$(290)	$(2,078)	$1,788

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	75,000	$1,018	$52	$966
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		80,000	1,322	320	1,002
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		48,900	969	(90)	1,059
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		79,200	1,669	(121)	1,790
Pay	1-Year BRL-CDI	11.530%	01/02/2014	HUS		470,300	12,374	2,348	10,026
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		15,000	398	0	398
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		314,000	8,446	1,876	6,570
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		337,000	11,704	428	11,276
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		21,000	729	93	636
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		199,000	6,998	310	6,688
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		51,800	789	22	767
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	3,700	247	(23)	270
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		85,000	7,512	170	7,342
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		90,200	7,972	1,175	6,797
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	FBF	JPY	1,020,000	(942)	341	(1,283)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,053,700	1,486	(90)	1,576
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		91,000	128	105	23
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		956,700	1,349	(602)	1,951
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		1,404,200	1,981	(517)	2,498
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	9	(2)	11
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		170,500	241	80	161
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		27,000	131	28	103
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	GLM		5,800	28	8	20
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		175,000	845	158	687
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		10,000	48	6	42
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		269,000	1,299	213	1,086
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		689,100	6,493	1,406	5,087
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		227,100	2,140	632	1,508
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		68,000	361	139	222
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		228,000	1,209	335	874
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BOA		40,000	183	65	118
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		14,400	66	21	45
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		313,900	1,437	440	997
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		283,300	1,297	381	916

							$81,936	$9,707	$72,229

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		$89,390	$4,568	$2,503
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	8,300	374	14

								$4,942	$2,517

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$227,100	$804	$(670)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		227,100	804	(218)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		190,000	397	(196)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		190,000	397	(26)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		442,600	608	(15)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		442,600	608	(504)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		2,582,300	1,840	(1,208)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		2,582,300	1,840	(683)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		59,400	701	(1,681)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		59,400	1,117	(204)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		297,000	3,519	(8,406)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		297,000	5,605	(1,019)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		375,400	4,567	(2,123)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		29,200	412	(826)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		29,200	485	(100)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		120,000	1,713	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	37,000	427	(4)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014		19,800	138	(2)

								$25,982	$(17,886)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$27,900	$240	$(41)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	21,200	274	(36)

						$514	$(77)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	93,172		$90,638	JPM	$0	$(4,579)	$(4,579)
07/2012	EUR	80,683		102,779	BPS	675	0	675
07/2012		4,146		5,418	BRC	171	0	171
07/2012		1,389		1,771	CBK	13	0	13
07/2012		14,878		18,924	DUB	303	(209)	94
07/2012		5,178		6,851	HUS	297	0	297
07/2012		85,630		109,025	JPM	780	(120)	660
07/2012		132,842		173,375	UAG	5,246	0	5,246
07/2012	GBP	19,787		31,026	BOA	37	0	37
07/2012		19,787		31,070	DUB	80	0	80
07/2012		15,503		24,370	UAG	90	0	90
07/2012	INR	1,360,871		25,220	DUB	830	0	830
07/2012	KRW	18,831,203		16,300	CBK	0	(135)	(135)
07/2012		$11,467	EUR	9,172	BPS	141	0	141
07/2012		6,400		4,855	BRC	8	(263)	(255)
07/2012		152		116	FBF	0	(5)	(5)
07/2012		100,491		80,683	JPM	1,614	0	1,614
07/2012		101,636		81,312	UAG	1,290	(26)	1,264
07/2012		397	GBP	258	BRC	8	0	8
07/2012		382		244	FBF	0	0	0
07/2012		85,221		54,575	JPM	251	0	251
07/2012		213	INR	12,175	HUS	5	0	5
07/2012		29,155		1,348,696	UAG	0	(4,983)	(4,983)
07/2012		16,703	KRW	18,831,203	UAG	0	(269)	(269)
07/2012		12,024	NOK	72,196	BPS	102	0	102
07/2012		12,000		72,197	HUS	126	0	126
07/2012		11,976		72,196	UAG	150	0	150
08/2012	BRL	130,145		$66,515	HUS	2,134	0	2,134
08/2012		13,241		6,667	MSC	117	0	117
08/2012	EUR	80,683		100,518	JPM	0	(1,611)	(1,611)
08/2012		80,683		100,840	UAG	0	(1,288)	(1,288)
08/2012	GBP	53,559		83,632	JPM	0	(243)	(243)
08/2012	MXN	6,080		427	BRC	0	(27)	(27)
08/2012		57,069		4,297	JPM	38	(1)	37
08/2012		$12,198	BRL	25,274	HUS	305	0	305
08/2012		8,782		18,194	MSC	219	0	219
08/2012		7,600		15,745	UAG	189	0	189
08/2012		14,227	MXN	188,927	JPM	0	(123)	(123)
08/2012		343		4,719	UAG	9	0	9
08/2012		37,362	SGD	46,152	UAG	0	(929)	(929)
09/2012	EUR	2,176		$2,721	FBF	0	(35)	(35)
09/2012		4,662		5,906	UAG	2	0	2
09/2012	JPY	8,487		107	RYL	1	0	1
09/2012		$34,955	CAD	35,931	UAG	275	0	275
09/2012		85,678	EUR	68,672	CBK	1,286	0	1,286
09/2012		6,292		4,991	JPM	30	(2)	28
09/2012		7,673		6,085	RYL	32	0	32
09/2012		5,164		4,107	UAG	37	0	37
09/2012		1,076	JPY	84,218	BPS	0	(22)	(22)
09/2012		16,220	KRW	18,831,203	CBK	136	0	136
10/2012	CNY	500,103		$79,511	BRC	918	0	918
10/2012		160,890		25,599	DUB	315	0	315
10/2012	INR	12,175		210	HUS	0	(6)	(6)
10/2012		$38,213	CNY	242,923	GST	0	(37)	(37)
10/2012		17,349	PHP	759,023	CBK	670	0	670
11/2012		19	TWD	570	BRC	0	0	0
02/2013	CNY	113,127		$17,954	BRC	235	0	235
02/2013		14,830		2,328	JPM	5	0	5
02/2013		$25,900	CNY	163,248	BRC	0	(330)	(330)
02/2013		38,472		239,988	DUB	0	(882)	(882)
08/2013		1,756		11,000	DUB	0	(43)	(43)
08/2013		5,259		33,214	UAG	0	(86)	(86)
04/2014		9,802		60,000	RYL	0	(541)	(541)
04/2016		2,300		13,651	JPM	0	(239)	(239)

						$19,170	$(17,034)	$2,136

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$259,275	$0	$259,275
Corporate Bonds & Notes
Banking & Finance	5,400	2,112,824	4,180	2,122,404
Industrials	0	1,447,012	159,164	1,606,176
Utilities	0	541,428	946	542,374
Convertible Bonds & Notes
Industrials	0	3,300	0	3,300
Municipal Bonds & Notes
California	0	45,423	0	45,423
Colorado	0	9,252	0	9,252
Louisiana	0	3,006	0	3,006
New York	0	13,036	0	13,036
Ohio	0	2,934	0	2,934
Texas	0	44,683	0	44,683
Washington	0	2,285	0	2,285
U.S. Government Agencies	0	1,101,693	0	1,101,693
U.S. Treasury Obligations	0	1,667,983	0	1,667,983
Mortgage-Backed Securities	0	67,296	0	67,296
Asset-Backed Securities	0	24,483	22,168	46,651
Sovereign Issues	0	27,840	0	27,840
Convertible Preferred Securities
Banking & Finance	21,973	0	0	21,973
Utilities	2,842	0	0	2,842
Preferred Securities
Banking & Finance	1,817	15,161	0	16,978
Short-Term Instruments
Certificates of Deposit	0	97,791	0	97,791
Repurchase Agreements	0	31,437	0	31,437
U.S. Treasury Bills	0	1,922	0	1,922
PIMCO Short-Term Floating NAV Portfolios	786,658	0	0	786,658
Purchased Options
Interest Rate Contracts	0	2,517	0	2,517
	$818,690	$7,522,581	$186,458	$8,527,729

Financial Derivative Instruments (2) - Assets
Credit Contracts	8	25,641	0	25,649
Foreign Exchange Contracts	0	19,170	0	19,170
Interest Rate Contracts	17,757	73,512	0	91,269
	$17,765	$118,323	$0	$136,088

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(23,150)	0	(23,150)
Foreign Exchange Contracts	0	(17,034)	0	(17,034)
Interest Rate Contracts	0	(25,196)	(77)	(25,273)

	$0	$(65,380)	$(77)	$(65,457)

Totals	$836,455	$7,575,524	$186,381	$8,598,360

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$11,015	$0	$0	$(4)	$0	$161	$0	$(6,992)	$4,180	$125
Industrials	170,722	3,201	(3,543)	(50)	(93)	(77)	0	(10,996)	159,164	(32)
Utilities	955	0	(5)	(9)	0	5	0	0	946	5
Asset-Backed Securities	20,762	0	0	19	0	1,387	0	0	22,168	1,387

	$203,454	$3,201	$(3,548)	$(44)	$(93)	$1,476	$0	$(17,988)	$186,458	$1,485
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(82)	$0	$0	$0	$0	$5	$0	$0	$(77)	$5

Totals	$203,372	$3,201	$(3,548)	$(44)	$(93)	$1,481	$0	$(17,988)	$186,381	$1,490

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value Corporate Bonds & Notes
Banking & Finance	$4,180	Third Party Vendor	Broker Quote	61.00 - 108.77
Industrials	159,164	Third Party Vendor	Broker Quote	96.25 - 114.50
Utilities	760	Third Party Vendor	Broker Quote	95.50 - 104.14
	186	Benchmark Pricing	Base Price	154.20
Asset-Backed Securities	329	Third Party Vendor	Broker Quote	100.00
	21,839	Benchmark Pricing	Base Price	98.00
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(77)	Indicative Market Quotations	Broker Quote	0.15 - 0.17

Total	$186,381

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Total Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 38.9%
BANKING & FINANCE 13.8%
AIG SunAmerica Global Financing
6.900% due 03/15/2032		$735	$892
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		100	104
American Express Co.
6.150% due 08/28/2017		1,200	1,424
8.150% due 03/19/2038		7,500	11,927
American International Group, Inc.
5.050% due 10/01/2015		2,000	2,125
5.850% due 01/16/2018		3,000	3,326
6.250% due 05/01/2036		8,280	9,624
6.765% due 11/15/2017	GBP	367	627
6.820% due 11/15/2037		$1,722	2,006
8.175% due 05/15/2068		3,400	3,706
8.250% due 08/15/2018		1,900	2,300
Anadarko Finance Co.
7.500% due 05/01/2031		20,222	25,554
Asian Development Bank
5.820% due 06/16/2028		500	664
Banco Bradesco S.A.
2.566% due 05/16/2014		19,400	19,385
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	12,000	15,772
6.000% due 01/22/2020		$9,700	11,058
Bank of America Corp.
0.797% due 08/15/2016		100	85
Bank of America N.A.
6.000% due 10/15/2036		12,790	13,511
Bank One Corp.
7.625% due 10/15/2026		95	118
8.000% due 04/29/2027		100	128
Barclays Bank PLC
6.050% due 12/04/2017		1,100	1,117
10.179% due 06/12/2021		11,560	13,701
Barrick International Barbados Corp.
6.350% due 10/15/2036		10,490	12,630
BBVA Bancomer S.A.
6.500% due 03/10/2021		3,900	3,958
Berkshire Hathaway Finance Corp.
5.400% due 05/15/2018		230	272
BNP Paribas S.A.
5.186% due 06/29/2015 (e)		7,000	6,090
Capital One Capital
8.875% due 05/15/2040		6,600	6,747
10.250% due 08/15/2039		1,800	1,845
Citigroup Capital
8.300% due 12/21/2077		100	100
Citigroup, Inc.
5.365% due 03/06/2036 (o)	CAD	5,940	4,764
5.850% due 12/11/2034		$220	237
5.875% due 05/29/2037		2,100	2,299
6.625% due 06/15/2032		4,250	4,448
6.875% due 03/05/2038		21,900	26,909
8.125% due 07/15/2039		22,200	29,756
Commonwealth Bank of Australia
5.000% due 10/15/2019		1,900	2,092
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		10,000	8,325
Fifth Third Bancorp
6.250% due 05/01/2013		255	266
General Electric Capital Corp.
5.500% due 09/15/2066	GBP	100	144
5.875% due 01/14/2038		$14,600	16,841
6.150% due 08/07/2037		4,455	5,288
6.375% due 11/15/2067		250	261
6.750% due 03/15/2032		18,880	23,471
6.875% due 01/10/2039		7,800	10,110
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		1,500	1,608
6.125% due 02/15/2033		350	361
6.250% due 02/01/2041		27,400	28,704
6.450% due 05/01/2036		900	881
6.750% due 10/01/2037		20,185	19,863
7.250% due 04/10/2028	GBP	2,000	3,504
7.500% due 02/15/2019		$3,600	4,113

HBOS PLC
6.000% due 11/01/2033		2,600	2,057
6.750% due 05/21/2018		8,500	8,033
HCP, Inc.
6.750% due 02/01/2041		800	976
HSBC Bank USA N.A.
5.625% due 08/15/2035		400	406
5.875% due 11/01/2034		230	241
7.000% due 01/15/2039		19,550	22,995
HSBC Capital Funding LP
4.610% due 06/27/2013 (e)		600	568
HSBC Holdings PLC
6.375% due 10/18/2022	GBP	2,300	3,685
6.500% due 05/02/2036		$2,040	2,259
6.500% due 09/15/2037		7,900	8,804
6.800% due 06/01/2038		2,800	3,221
ING Bank NV
1.868% due 06/09/2014		15,600	15,398
JPMorgan Chase & Co.
4.250% due 10/15/2020		7,000	7,372
4.350% due 08/15/2021		10,000	10,582
4.400% due 07/22/2020		10,000	10,572
5.400% due 01/06/2042		700	773
6.000% due 01/15/2018		2,000	2,300
6.400% due 05/15/2038		2,305	2,784
7.900% due 04/30/2018 (e)		1,400	1,540
JPMorgan Chase Capital
6.450% due 01/15/2087		9,950	10,000
6.550% due 09/15/2066		1,710	1,719
6.950% due 08/01/2066		11,500	11,557
Lincoln National Corp.
6.300% due 10/09/2037		400	433
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (e)		3,500	3,667
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	2,500	3,020
6.110% due 01/29/2037		$200	189
6.400% due 08/28/2017		19,900	21,680
6.875% due 04/25/2018		22,550	25,275
7.750% due 04/30/2018	GBP	1,900	3,346
7.750% due 05/14/2038		$400	458
MetLife, Inc.
5.700% due 06/15/2035		5,500	6,550
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
0.769% due 01/09/2014		5,400	5,138
5.625% due 09/23/2019		800	793
6.250% due 08/28/2017		14,000	14,473
6.625% due 04/01/2018		5,000	5,237
7.300% due 05/13/2019		1,000	1,082
National City Bank
5.800% due 06/07/2017		380	433
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		520	767
New York Life Insurance Co.
6.750% due 11/15/2039		5,300	7,040
North American Development Bank
4.375% due 02/11/2020		10,625	12,056
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		10,000	12,237
Pacific Life Insurance Co.
9.250% due 06/15/2039		18,900	24,097
PNC Funding Corp.
5.500% due 09/28/2012		130	132
PNC Preferred Funding Trust
8.700% due 03/15/2013 (e)		200	205
Prudential Financial, Inc.
6.625% due 12/01/2037		1,000	1,136
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (e)		8,000	7,760
Rabobank Group
11.000% due 06/30/2019 (e)		18,200	23,015
RBS Capital Trust
6.425% due 01/03/2034 (e)		6,690	4,449
Regions Financial Corp.
7.375% due 12/10/2037		4,000	3,960
Resona Bank Ltd.
5.850% due 04/15/2016 (e)		100	103
Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (e)		2,850	2,308
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,000	1,041
Simon Property Group LP
6.750% due 02/01/2040		5,900	7,378

SLM Corp.
5.625% due 08/01/2033	6,400	5,440
8.000% due 03/25/2020	3,900	4,290
Springleaf Finance Corp.
4.875% due 07/15/2012	200	200
SunTrust Banks, Inc.
6.000% due 09/11/2017	505	576
Svenska Handelsbanken AB
1.468% due 09/14/2012	5,300	5,306
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039	18,900	24,522
U.S. Trade Funding Corp.
4.260% due 11/15/2014	4,219	4,406
UBS AG
4.875% due 08/04/2020	6,300	6,747
UBS Preferred Funding Trust
6.243% due 05/15/2016 (e)	4,200	3,990
Wachovia Bank N.A.
5.850% due 02/01/2037	1,050	1,221
6.600% due 01/15/2038	18,561	23,534
Wachovia Corp.
5.625% due 10/15/2016	100	113
Wells Fargo & Co.
7.980% due 03/15/2018 (e)	3,200	3,528
Westpac Banking Corp.
0.658% due 12/14/2012	10,000	10,005
Weyerhaeuser Co.
7.375% due 03/15/2032	16,400	18,385

		804,708

INDUSTRIALS 17.3%
ADT Corp.
3.500% due 07/15/2022 (a)	4,700	4,730
Alcoa, Inc.
5.400% due 04/15/2021	7,300	7,287
ALROSA Finance S.A.
7.750% due 11/03/2020	800	842
Altria Group, Inc.
9.950% due 11/10/2038	18,645	29,771
10.200% due 02/06/2039	700	1,143
America Movil S.A.B. de C.V.
6.125% due 03/30/2040	12,300	15,282
6.375% due 03/01/2035	700	877
Amgen, Inc.
5.650% due 06/15/2042	19,800	22,210
6.375% due 06/01/2037	2,500	2,985
6.400% due 02/01/2039	5,000	6,004
6.900% due 06/01/2038	1,200	1,535
Anadarko Petroleum Corp.
6.450% due 09/15/2036	1,525	1,771
7.950% due 06/15/2039	1,300	1,717
AngloGold Ashanti Holdings PLC
6.500% due 04/15/2040	8,100	7,923
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	500	682
Anheuser-Busch InBev Worldwide, Inc.
8.000% due 11/15/2039	2,800	4,424
8.200% due 01/15/2039	1,000	1,597
ArcelorMittal
6.750% due 03/01/2041	22,900	21,463
7.000% due 10/15/2039	7,000	6,822
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	8,600	10,995
Baker Hughes, Inc.
5.125% due 09/15/2040	3,900	4,584
Barrick Gold Corp.
5.800% due 11/15/2034	10	11
Barrick North America Finance LLC
5.700% due 05/30/2041	9,100	10,337
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	5,100	5,881
Boston Scientific Corp.
7.000% due 11/15/2035	4,200	5,266
7.375% due 01/15/2040	12,750	17,435
Braskem Finance Ltd.
7.000% due 05/07/2020	1,000	1,098
Burlington Northern Santa Fe LLC
6.150% due 05/01/2037	450	555
6.200% due 08/15/2036	800	1,003
6.530% due 07/15/2037	200	255
Cameron International Corp.
5.950% due 06/01/2041	8,100	9,238
Canadian National Railway Co.
6.375% due 11/15/2037	400	558

Canadian Natural Resources Ltd.
5.850% due 02/01/2035	2,090	2,402
6.250% due 03/15/2038	8,100	9,971
6.450% due 06/30/2033	100	122
6.500% due 02/15/2037	250	310
6.750% due 02/01/2039	3,725	4,827
Cenovus Energy, Inc.
6.750% due 11/15/2039	13,400	16,774
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	4,600	5,573
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	4,400	4,340
Codelco, Inc.
7.500% due 01/15/2019	200	255
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	1,300	1,440
Comcast Corp.
6.400% due 03/01/2040	27,000	33,850
6.550% due 07/01/2039	1,150	1,440
7.050% due 03/15/2033	7,590	9,624
Conoco Funding Co.
7.250% due 10/15/2031	10	15
Covidien International Finance S.A.
6.550% due 10/15/2037	300	412
COX Communications, Inc.
6.450% due 12/01/2036	400	461
8.375% due 03/01/2039	23,838	33,694
Crown Americas LLC
6.250% due 02/01/2021	10,000	10,975
Crown Castle Towers LLC
6.113% due 01/15/2040	1,100	1,276
CSX Corp.
6.150% due 05/01/2037	800	986
6.220% due 04/30/2040	4,200	5,205
CVS Caremark Corp.
5.750% due 05/15/2041	250	299
6.125% due 09/15/2039	1,200	1,499
CVS Pass-Through Trust
5.789% due 01/10/2026	2,921	3,209
5.926% due 01/10/2034	2,576	2,864
6.036% due 12/10/2028	141	160
7.507% due 01/10/2032	15,823	19,710
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	19,927	27,757
9.250% due 06/01/2032	3,700	5,488
Devon Energy Corp.
7.950% due 04/15/2032	2,900	4,180
Devon Financing Corp. ULC
7.875% due 09/30/2031	3,755	5,391
Dow Chemical Co.
5.250% due 11/15/2041	4,100	4,556
9.400% due 05/15/2039	16,200	25,910
Eli Lilly & Co.
5.550% due 03/15/2037	35	45
Enbridge Energy Partners LP
6.300% due 12/15/2034	900	1,040
Encana Corp.
6.500% due 08/15/2034	1,800	1,993
6.500% due 02/01/2038	9,550	10,540
6.625% due 08/15/2037	8,400	9,439
Energy Transfer Partners LP
6.625% due 10/15/2036	6,500	6,935
7.500% due 07/01/2038	2,100	2,378
Enterprise Products Operating LLC
5.750% due 03/01/2035	600	666
EOG Resources, Inc.
5.875% due 09/15/2017	1,900	2,279
Georgia-Pacific LLC
5.400% due 11/01/2020	1,900	2,210
7.750% due 11/15/2029	80	104
8.000% due 01/15/2024	1,750	2,344
8.875% due 05/15/2031	5,700	8,065
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,100	1,232
Gerdau Trade, Inc.
5.750% due 01/30/2021	500	521
Hess Corp.
7.300% due 08/15/2031	1,300	1,633
HJ Heinz Finance Co.
7.125% due 08/01/2039	7,850	10,565
KeySpan Corp.
5.803% due 04/01/2035	120	136
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	4,450	4,733
6.375% due 03/01/2041	1,300	1,489
6.950% due 01/15/2038	2,600	3,088

7.300% due 08/15/2033	3,000	3,613
7.400% due 03/15/2031	300	367
Kraft Foods, Inc.
6.500% due 02/09/2040	41,400	53,444
7.000% due 08/11/2037	900	1,190
Kroger Co.
6.900% due 04/15/2038	9,600	11,818
7.500% due 04/01/2031	200	261
Marathon Oil Corp.
6.600% due 10/01/2037	900	1,118
McDonald’s Corp.
5.700% due 02/01/2039	55	72
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040	2,900	2,200
NBCUniversal Media LLC
5.950% due 04/01/2041	8,300	9,848
6.400% due 04/30/2040	10,600	13,013
Newmont Mining Corp.
6.250% due 10/01/2039	16,700	19,096
News America, Inc.
6.150% due 02/15/2041	10,300	12,104
6.200% due 12/15/2034	300	343
6.650% due 11/15/2037	5,000	5,863
Norfolk Southern Corp.
4.837% due 10/01/2041	7,000	7,768
7.250% due 02/15/2031	181	252
Oracle Corp.
5.375% due 07/15/2040	6,300	7,760
Pemex Project Funding Master Trust
6.625% due 06/15/2035	520	621
6.625% due 06/15/2038	3,600	4,302
Pernod-Ricard S.A.
5.750% due 04/07/2021	3,000	3,395
Petro-Canada
5.950% due 05/15/2035	300	336
Petrobras International Finance Co.
6.875% due 01/20/2040	9,600	11,529
7.875% due 03/15/2019	10,500	12,831
Pfizer, Inc.
7.200% due 03/15/2039	2,330	3,555
Philip Morris International, Inc.
6.375% due 05/16/2038	4,200	5,646
PPG Industries, Inc.
5.500% due 11/15/2040	6,800	8,038
Pride International, Inc.
7.875% due 08/15/2040	8,100	11,479
Reynolds American, Inc.
7.250% due 06/15/2037	1,700	2,063
Rio Tinto Finance USA PLC
4.750% due 03/22/2042	600	675
Roche Holdings, Inc.
7.000% due 03/01/2039	5,500	8,103
Rockies Express Pipeline LLC
6.850% due 07/15/2018	200	197
6.875% due 04/15/2040	20,100	17,387
7.500% due 07/15/2038	4,100	3,772
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	11,100	11,332
Stanley Black & Decker, Inc.
5.200% due 09/01/2040	4,800	5,397
Suncor Energy, Inc.
6.500% due 06/15/2038	800	957
6.850% due 06/01/2039	2,500	3,157
Target Corp.
7.000% due 01/15/2038	9,140	12,900
Teck Resources Ltd.
6.000% due 08/15/2040	5,000	5,264
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036	7,100	6,230
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028	3,000	3,775
7.625% due 04/01/2037	4,720	5,833
8.375% due 06/15/2032	3,600	4,732
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	1,000	1,306
Time Warner Cable, Inc.
6.550% due 05/01/2037	7,300	8,696
6.750% due 06/15/2039	2,700	3,306
7.300% due 07/01/2038	1,225	1,580
Time Warner, Inc.
5.875% due 11/15/2016	100	117
6.100% due 07/15/2040	14,180	16,392
6.200% due 03/15/2040	7,800	9,125
6.250% due 03/29/2041	18,845	22,020
6.500% due 11/15/2036	8,662	10,297
7.700% due 05/01/2032	70	92

TransCanada PipeLines Ltd.
7.625% due 01/15/2039	10,000	15,034
Transocean, Inc.
6.800% due 03/15/2038	14,100	15,923
Union Pacific Corp.
6.150% due 05/01/2037	400	516
UST LLC
5.750% due 03/01/2018	600	685
Vale Overseas Ltd.
6.875% due 11/21/2036	1,210	1,411
6.875% due 11/10/2039	4,300	5,052
8.250% due 01/17/2034	3,800	4,892
Viacom, Inc.
6.875% due 04/30/2036	750	975
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	4,200	5,050
5.625% due 04/15/2041	15,500	20,283
6.500% due 08/15/2037	22,676	32,139
Williams Cos., Inc.
8.750% due 03/15/2032	309	421
Williams Partners LP
6.300% due 04/15/2040	2,200	2,618
Yum! Brands, Inc.
6.875% due 11/15/2037	100	133

		1,004,390

UTILITIES 7.8%
AEP Texas Central Co.
6.650% due 02/15/2033	1,800	2,295
AGL Capital Corp.
5.875% due 03/15/2041	9,600	12,318
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,400	6,751
Appalachian Power Co.
6.700% due 08/15/2037	210	269
7.000% due 04/01/2038	500	673
AT&T Corp.
8.000% due 11/15/2031	300	446
AT&T, Inc.
5.350% due 09/01/2040	43,422	50,096
6.300% due 01/15/2038	13,750	17,208
6.400% due 05/15/2038	1,100	1,391
6.500% due 09/01/2037	50	64
6.550% due 02/15/2039	9,700	12,544
BellSouth Corp.
6.550% due 06/15/2034	365	430
British Telecommunications PLC
9.625% due 12/15/2030	730	1,102
Carolina Power & Light Co.
6.300% due 04/01/2038	800	1,106
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	5,900	6,896
Cleco Power LLC
6.000% due 12/01/2040	4,700	5,518
CMS Energy Corp.
6.250% due 02/01/2020	2,500	2,791
ConocoPhillips Canada Funding Co.
5.950% due 10/15/2036	5,000	6,312
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	19,190	27,729
Duke Energy Carolinas LLC
6.050% due 04/15/2038	2,000	2,666
Duke Energy Ohio, Inc.
5.400% due 06/15/2033	110	120
EDF S.A.
5.500% due 01/26/2014	100	106
6.950% due 01/26/2039	6,070	7,221
FirstEnergy Corp.
7.375% due 11/15/2031	8,950	11,278
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	14,300	15,082
Florida Power & Light Co.
5.625% due 04/01/2034	100	126
5.850% due 02/01/2033	60	77
5.950% due 02/01/2038	200	267
5.960% due 04/01/2039	5,000	6,728
Florida Power Corp.
6.350% due 09/15/2037	200	271
6.400% due 06/15/2038	1,300	1,782
France Telecom S.A.
8.500% due 03/01/2031	9,875	13,910
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037	7,100	8,094
8.146% due 04/11/2018	1,050	1,256
8.625% due 04/28/2034	3,510	4,484
9.250% due 04/23/2019	225	282

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	2,800	3,147
Indiana Michigan Power Co.
6.050% due 03/15/2037	800	978
Kentucky Utilities Co.
5.125% due 11/01/2040	7,500	9,106
Koninklijke KPN NV
8.375% due 10/01/2030	3,000	3,853
Majapahit Holding BV
7.875% due 06/29/2037	2,900	3,538
MidAmerican Energy Holdings Co.
6.125% due 04/01/2036	2,305	2,898
6.500% due 09/15/2037	5,300	7,011
NGPL PipeCo LLC
7.119% due 12/15/2017	200	201
7.768% due 12/15/2037	26,145	25,099
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	1,500	1,568
Ohio Power Co.
5.850% due 10/01/2035	100	119
6.000% due 06/01/2016	20	23
6.600% due 02/15/2033	30	38
6.600% due 03/01/2033	65	83
Oncor Electric Delivery Co. LLC
7.250% due 01/15/2033	3,000	3,717
Pacific Gas & Electric Co.
5.400% due 01/15/2040	1,500	1,802
6.350% due 02/15/2038	13,200	17,568
PacifiCorp
5.750% due 04/01/2037	60	76
6.000% due 01/15/2039	2,040	2,694
6.100% due 08/01/2036	60	79
6.250% due 10/15/2037	105	142
Pennsylvania Electric Co.
6.150% due 10/01/2038	2,400	2,871
Petroleos Mexicanos
6.500% due 06/02/2041	10,000	11,725
PPL Electric Utilities Corp.
5.200% due 07/15/2041	1,600	1,968
Progress Energy, Inc.
7.750% due 03/01/2031	3,500	4,940
PSEG Power LLC
8.625% due 04/15/2031	600	870
Public Service Co. of Colorado
6.250% due 09/01/2037	235	324
Public Service Electric & Gas Co.
5.800% due 05/01/2037	145	189
Puget Energy, Inc.
6.000% due 09/01/2021	10,500	11,196
Qtel International Finance Ltd.
5.000% due 10/19/2025	900	965
Qwest Corp.
7.500% due 06/15/2023	100	101
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	850	944
Shell International Finance BV
5.500% due 03/25/2040	11,265	14,707
Sierra Pacific Power Co.
6.750% due 07/01/2037	3,600	4,893
Southern California Edison Co.
5.625% due 02/01/2036	2,000	2,538
5.950% due 02/01/2038	7,710	10,218
6.000% due 01/15/2034	3,600	4,775
Telecom Italia Capital S.A.
7.721% due 06/04/2038	8,900	7,832
TNK-BP Finance S.A.
6.625% due 03/20/2017	500	546
7.500% due 07/18/2016	1,100	1,228
Verizon Communications, Inc.
5.850% due 09/15/2035	3,062	3,799
6.900% due 04/15/2038	16,100	22,258
7.350% due 04/01/2039	1,512	2,180
8.950% due 03/01/2039	4,200	6,949
Virginia Electric and Power Co.
6.000% due 01/15/2036	20	26
8.875% due 11/15/2038	6,550	10,987

Vodafone Group PLC
6.150% due 02/27/2037	10,410	13,369

		455,827

Total Corporate Bonds & Notes (Cost $1,992,042)		2,264,925

MUNICIPAL BONDS & NOTES 8.1%
CALIFORNIA 2.4%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	2,700	2,817
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	11,000	14,675
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	13,400	18,865
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.804% due 03/01/2035	6,800	7,864
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2038	300	304
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	200	161
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	7,000	9,281
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	2,500	3,112
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	10,200	12,554
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	100	110
4.500% due 07/01/2024	1,300	1,425
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	8,350	10,824
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	10,000	11,574
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	900	1,178
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,100	1,312
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,900	2,621
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	1,400	1,946
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	2,400	2,638
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,800	10,334
University of California Revenue Bonds, (BABs), Series 2009
6.583% due 05/15/2049	9,600	12,590
University of California Revenue Bonds, (BABs), Series 2010
6.296% due 05/15/2050	3,750	4,453
6.548% due 05/15/2048	4,300	5,642
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	700	826

		137,106

COLORADO 0.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	1,500	1,602
Colorado State Certificates of Participation Bonds, (BABs), Series 2009
6.650% due 09/15/2045	1,000	1,206
Denver, Colorado City & County Revenue Bonds, Series 2011
5.000% due 11/15/2021	3,445	4,013
5.250% due 11/15/2022	2,550	2,988
Denver, Colorado City & County Revenue Notes, Series 2011
5.000% due 11/15/2020	1,000	1,168
5.750% due 11/15/2020	600	734

		11,711

CONNECTICUT 0.0%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	1,100	1,379

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	7,900	9,379

FLORIDA 0.0%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	2,100	2,214

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	4,800	5,506

ILLINOIS 0.1%
Chicago Board of Education, Illinois General Obligation Bonds, (BABs), Series 2009
6.138% due 12/01/2039	5,900	6,581
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	600	715

		7,296

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	150	137

MICHIGAN 0.2%
Detroit, Michigan Water Supply System Revenue Bonds, (AGM Insured), Series 2006
5.000% due 07/01/2029	250	256
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	11,100	13,489

		13,745

MISSISSIPPI 0.1%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,100	3,870

NEW JERSEY 0.8%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	8,600	12,544
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,665	5,171
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	575
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2010
0.000% due 12/15/2031	50,000	19,843
0.000% due 12/15/2033	10,000	3,504
0.000% due 12/15/2040	20,760	4,820

		46,457

NEW YORK 1.3%
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
9.922% due 06/15/2031	2,000	2,561
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.687% due 11/15/2040	10,000	12,917
6.814% due 11/15/2040	6,800	8,865
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.271% due 12/01/2037	4,000	5,138
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	9,700	12,398
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	100	125
5.790% due 06/15/2041	6,100	6,832
5.882% due 06/15/2044	1,100	1,441
6.011% due 06/15/2042	11,220	14,866
6.282% due 06/15/2042	2,100	2,439
6.491% due 06/15/2042	4,000	4,669
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	5,500	6,080

		78,331

OHIO 0.8%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	17,980	24,943
8.084% due 02/15/2050	7,800	11,200
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,625	6,216
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	400	307
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.875% due 06/01/2031	2,000	2,310

		44,976

PENNSYLVANIA 0.1%
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	600	695
6.765% due 06/01/2040	2,900	3,474

		4,169

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	800	68

TEXAS 1.8%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	1,300	1,458
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	13,900	16,065
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	8,500	9,748
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	14,600	17,744
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	5,450	6,468
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	2,100	2,669
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.976% due 02/15/2031	1,300	1,665
JP Morgan Chase Putters/Drivers Trust, Texas Revenue Bonds, Series 2008
9.909% due 02/01/2027	1,000	1,279
10.007% due 10/01/2031	2,400	3,206
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,900	3,880
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	5,350	6,882
5.808% due 02/01/2041	4,800	6,236
6.308% due 02/01/2037	2,500	2,828
Texas State General Obligation Bonds, (BABs), Series 2009
6.072% due 10/01/2029	2,000	2,420
Texas Transportation Commission Revenue Bonds, Series 2010
5.028% due 04/01/2026	15,600	18,686
5.178% due 04/01/2030	900	1,089

		102,323

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	2,325	1,753

Total Municipal Bonds & Notes (Cost $372,011)		470,420

U.S. GOVERNMENT AGENCIES 23.0%
Fannie Mae
0.000% due 06/01/2017 (j)(k)	80,650	76,569
0.000% due 03/23/2028 - 05/15/2030	24,100	13,288
0.305% due 07/25/2037	74	71
0.375% due 03/25/2036	23	21
0.445% due 10/27/2037	2,400	2,387
0.645% due 09/25/2032	128	128
0.745% due 02/25/2032	2	2
0.845% due 05/25/2030	4,644	4,652
1.353% due 06/01/2043	360	363
1.758% due 06/01/2035	2,076	2,163
2.158% due 10/01/2035	1,491	1,565
2.192% due 12/01/2034	1,638	1,732
2.250% due 03/15/2016	13,200	13,943
2.257% due 06/01/2035	1,521	1,616
2.282% due 12/01/2033	68	72
2.283% due 09/01/2035	103	110
2.302% due 04/01/2035	1,081	1,144
2.485% due 11/01/2034	2,926	3,124
2.523% due 08/01/2035	222	236
2.556% due 05/25/2035	1,965	2,050
3.314% due 09/25/2020	20,000	21,558
4.000% due 02/25/2019	100	106
5.000% due 08/25/2033	47	55
5.365% due 11/01/2035	156	169
5.500% due 12/01/2032 - 11/01/2037	8,588	10,278
5.625% due 04/17/2028 - 07/15/2037	47,925	67,901
5.900% due 07/25/2042	21	24
6.000% due 10/25/2021 - 10/01/2036	16,635	19,424
6.080% due 09/01/2028	1,800	2,463
6.210% due 08/06/2038	12,900	19,296
6.569% due 05/25/2032	35	35
6.625% due 11/15/2030 (h)(j)	78,200	119,163
8.100% due 08/12/2019	200	286
Federal Farm Credit Bank
5.125% due 07/09/2029	500	620
5.750% due 12/07/2028	20	26

Federal Home Loan Bank
6.640% due 12/13/2016	50	62
Financing Corp.
0.000% due 02/08/2018 - 09/26/2019	68,974	63,784
Freddie Mac
0.000% due 03/15/2031	22,400	11,740
0.392% due 07/15/2019 - 10/15/2020	800	800
0.472% due 02/15/2019	383	383
0.592% due 12/15/2030	18	18
0.642% due 01/15/2033	18	18
0.742% due 09/15/2030	6	6
1.315% due 10/25/2044	81	81
1.353% due 02/25/2045	19	19
2.375% due 01/13/2022 - 10/01/2035	39,348	40,507
2.500% due 05/17/2018	1,390	1,413
2.850% due 04/01/2035	200	214
4.000% due 06/15/2041	11,292	11,858
4.103% due 06/01/2035	93	99
5.000% due 02/16/2017 - 12/01/2038	17,028	19,853
5.400% due 03/17/2021	500	582
5.500% due 02/15/2024	63	73
6.000% due 06/15/2035 - 10/01/2037	25,210	29,573
6.250% due 07/15/2032	1,800	2,690
6.500% due 10/25/2043	146	166
6.750% due 03/15/2031	10,100	15,567
8.250% due 06/01/2016	130	160
Ginnie Mae
2.375% due 05/20/2030	168	175
5.000% due 03/20/2040	9,971	11,834
Israel Government AID Bond
0.000% due 05/15/2020 - 11/01/2024	45,126	34,437
5.500% due 09/18/2023 - 09/18/2033	117,122	155,170
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	464,502	333,002
Resolution Funding Corp. Strips
0.000% due 01/15/2025 - 04/15/2029	35,108	24,063
Small Business Administration
5.290% due 12/01/2027	1,168	1,332
5.510% due 11/01/2027	308	353
Tennessee Valley Authority
4.625% due 09/15/2060	25,700	31,410
4.875% due 01/15/2048	4,050	5,106
5.250% due 09/15/2039	27,400	35,922
5.375% due 04/01/2056	14,983	20,805
5.880% due 04/01/2036	21,400	29,940
6.235% due 07/15/2045	1,022	1,271
7.125% due 05/01/2030	45,000	69,860

Total U.S. Government Agencies (Cost $1,130,756)		1,340,986

U.S. TREASURY OBLIGATIONS 28.4%
U.S. Treasury Bonds
3.000% due 05/15/2042	15,950	16,745
3.125% due 11/15/2041	63,500	68,392
3.125% due 02/15/2042 (h)(i)	41,100	44,234
3.500% due 02/15/2039	500	579
3.750% due 08/15/2041	2,365	2,857
3.875% due 08/15/2040	5,900	7,276
4.250% due 11/15/2040 (i)	155,550	203,843
4.375% due 11/15/2039	11,400	15,208
4.375% due 05/15/2041 (i)	259,800	347,564
4.500% due 05/15/2038 (h)(i)(k)	67,700	91,755
4.625% due 02/15/2040 (k)	40,700	56,395
5.250% due 02/15/2029 (i)	42,560	60,096
5.375% due 02/15/2031	11,200	16,338
5.500% due 08/15/2028	13,100	18,874
6.250% due 08/15/2023 (h)(i)	153,050	222,496
6.250% due 05/15/2030	8,900	14,061
8.000% due 11/15/2021 (h)(k)	40,855	64,190
U.S. Treasury Inflation Protected Securities (d)
2.375% due 01/15/2027	27,502	37,001
U.S. Treasury Strips
0.000% due 08/15/2023	50,900	41,186
0.000% due 08/15/2029	14,000	9,170
0.000% due 11/15/2032	52,000	29,830
0.000% due 05/15/2033	8,800	4,959
0.000% due 11/15/2033	18,800	10,406
0.000% due 05/15/2034	10,700	5,816
0.000% due 05/15/2037 (h)(j)(k)	141,100	69,089
0.000% due 02/15/2038	28,500	13,912
0.000% due 05/15/2038	8,400	3,974
0.000% due 05/15/2039	13,100	6,116
0.000% due 11/15/2039 (h)(k)	225,300	103,190
0.000% due 05/15/2040	19,850	8,919
0.000% due 08/15/2040	39,300	17,470
0.000% due 11/15/2040	77,800	34,294
0.000% due 02/15/2041	19,480	8,524

Total U.S. Treasury Obligations (Cost $1,557,798)		1,654,759

MORTGAGE-BACKED SECURITIES 3.7%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035	6,000	6,951
American Home Mortgage Assets LLC
1.067% due 11/25/2046	2,962	1,230
American Home Mortgage Investment Trust
2.736% due 02/25/2045	41	35
Banc of America Funding Corp.
2.628% due 05/25/2035	65	66
2.643% due 02/20/2036	2,252	2,074
5.700% due 01/20/2047	141	86
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	162	156
1.992% due 11/15/2015	28,070	26,612
5.807% due 02/24/2051	5,300	5,888
5.900% due 12/24/2049	8,800	9,826
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033	4	4
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049	1,512	1,511
4.877% due 07/10/2042	725	771
5.805% due 06/10/2049	1,410	1,418
7.226% due 10/11/2037	90	96
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	880	820
2.400% due 10/25/2035	378	332
2.570% due 03/25/2035	3,642	3,568
2.867% due 11/25/2034	123	106
2.955% due 11/25/2030	179	181
2.956% due 02/25/2034	52	49
3.027% due 05/25/2034	32	32
3.078% due 03/25/2035	381	376
3.123% due 05/25/2047	4,464	2,966
3.189% due 10/25/2035	1,979	1,987
Bear Stearns Alt-A Trust
2.752% due 11/25/2036	460	253
2.828% due 11/25/2036	282	151
2.879% due 09/25/2035	12,421	8,556
CC Mortgage Funding Corp.
0.375% due 05/25/2048	114	74
Chase Mortgage Finance Corp.
2.934% due 03/25/2037	1,484	1,141
5.500% due 11/25/2035	5,000	4,626
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037	118	62
1.045% due 08/25/2035	546	337
2.230% due 09/25/2035	632	591
2.340% due 09/25/2035	460	406
2.530% due 10/25/2035	18,679	15,429
2.580% due 10/25/2035	285	251
Commercial Mortgage Pass-Through Certificates
0.460% due 02/05/2019	200	194
Countrywide Alternative Loan Trust
0.435% due 09/25/2046	3,627	1,924
0.439% due 12/20/2046	2,072	1,122
0.454% due 03/20/2046	491	246
0.525% due 02/25/2037	226	121
5.500% due 03/25/2036	275	161
6.250% due 08/25/2037 ^	388	241
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	230	151
0.565% due 03/25/2035	678	346
0.585% due 06/25/2035	200	171
2.595% due 02/20/2036	365	272
2.610% due 02/20/2036	395	254
2.620% due 11/25/2034	359	297
2.666% due 04/20/2035	98	95
2.708% due 08/25/2034	389	303
2.709% due 02/20/2035	157	129
2.902% due 08/25/2034	122	91
5.250% due 05/25/2035	218	85
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033	99	95
2.672% due 08/25/2033	57	57
3.936% due 05/15/2038	333	338
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	549
DBUBS Mortgage Trust
1.591% due 07/12/2044	9,938	10,126
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	13	11

Downey Savings & Loan Association Mortgage Loan Trust
0.503% due 08/19/2045	375	231
First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	142	130
2.658% due 08/25/2035	107	88
GE Capital Commercial Mortgage Corp.
4.596% due 11/10/2038	1,181	1,220
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	69	63
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039	4,789	5,333
GS Mortgage Securities Corp.
4.473% due 03/10/2044	2,600	2,892
GSR Mortgage Loan Trust
2.651% due 09/25/2035	314	307
5.132% due 11/25/2035	75	72
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	4,397	2,433
0.433% due 01/19/2038	1,306	788
0.483% due 03/19/2036	443	229
3.093% due 07/19/2035	560	462
Indymac Index Mortgage Loan Trust
0.445% due 06/25/2047	1,565	796
2.668% due 12/25/2034	66	51
2.941% due 04/25/2037	319	162
5.115% due 04/25/2037 ^	747	409
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046	11,400	12,468
5.336% due 05/15/2047	700	778
5.429% due 12/12/2043	600	675
5.794% due 02/12/2051	300	349
5.924% due 02/12/2049	2,900	3,302
JPMorgan Mortgage Trust
2.852% due 07/25/2035	11,998	11,751
5.005% due 02/25/2035	47	47
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031	10	11
5.020% due 08/15/2029	1,140	1,219
5.866% due 09/15/2045	3,200	3,686
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046	1,399	766
2.656% due 11/21/2034	600	596
MASTR Alternative Loans Trust
5.500% due 01/25/2025	351	355
Mellon Residential Funding Corp.
0.682% due 12/15/2030	232	220
0.942% due 11/15/2031	212	207
Merrill Lynch Floating Trust
0.779% due 07/09/2021	1,960	1,922
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036	615	452
2.545% due 05/25/2033	56	55
2.690% due 02/25/2034	39	38
3.171% due 05/25/2033	31	31
Merrill Lynch/Countrywide Commercial Mortgage Trust
6.163% due 08/12/2049	3,700	4,085
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035	23	19
1.239% due 10/25/2035	40	35
1.986% due 10/25/2035	252	232
Morgan Stanley Capital, Inc.
5.332% due 12/15/2043	495	566
Prime Mortgage Trust
0.645% due 02/25/2034	13	12
Residential Accredit Loans, Inc.
0.455% due 04/25/2046	378	147
6.000% due 06/25/2036	184	121
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	485	204
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	547	339
1.547% due 01/25/2035	165	97
2.732% due 12/25/2034	672	608
2.742% due 08/25/2035	74	59
Structured Asset Mortgage Investments, Inc.
0.455% due 04/25/2036	2,341	1,320
0.465% due 05/25/2036	497	238
0.493% due 07/19/2035	170	143
0.525% due 02/25/2036	1,075	591
0.555% due 12/25/2035	18	9
0.903% due 10/19/2034	67	60
Structured Asset Securities Corp.
2.539% due 02/25/2032	40	40
2.601% due 01/25/2032	34	25
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	1,929	1,797

0.332% due 09/15/2021	379	367
5.494% due 07/15/2041	490	524
5.922% due 05/15/2043	2,500	2,870
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045	201	160
0.535% due 10/25/2045	2,685	2,164
0.555% due 01/25/2045	139	116
0.858% due 02/25/2047	1,469	890
0.858% due 03/25/2047	895	522
0.898% due 01/25/2047	5	4
0.918% due 04/25/2047	3,202	2,268
1.158% due 08/25/2046	4,822	3,105
1.349% due 05/25/2041	60	56
1.547% due 08/25/2042	5	4
2.339% due 12/25/2036	866	597
2.578% due 03/25/2034	625	622
2.640% due 05/25/2046	93	64
2.640% due 09/25/2046	51	39
2.640% due 10/25/2046	14	11
2.640% due 11/25/2046	161	121
5.178% due 02/25/2037	1,413	994
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046	1,070	539
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043	13,100	14,408
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	68	65
2.622% due 03/25/2036	2,400	2,094
2.649% due 09/25/2034	348	351

Total Mortgage-Backed Securities (Cost $206,251)		214,693

ASSET-BACKED SECURITIES 0.7%
Aircraft Certificate Owner Trust
7.001% due 09/20/2022	7,696	7,537
Amortizing Residential Collateral Trust
0.825% due 07/25/2032	1	1
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034	16	14
Bayview Financial Acquisition Trust
5.660% due 12/28/2036	335	344
Bear Stearns Asset-Backed Securities Trust
3.021% due 10/25/2036	79	55
3.183% due 07/25/2036	292	198
Centex Home Equity
4.680% due 06/25/2032	348	355
Citigroup Mortgage Loan Trust, Inc.
0.305% due 07/25/2045	31	20
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	27	27
0.425% due 09/25/2036	337	309
0.725% due 12/25/2031	12	7
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	42	9
0.365% due 07/25/2037	54	43
Equity One ABS, Inc.
5.199% due 07/25/2034	925	945
First NLC Trust
0.315% due 08/25/2037	30	9
Fremont Home Loan Trust
0.355% due 02/25/2036	12	12
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036	2	1
GSAMP Trust
0.315% due 12/25/2036	10	6
HSBC Home Equity Loan Trust
0.514% due 01/20/2035	98	91
Lehman ABS Mortgage Loan Trust
0.335% due 06/25/2037	29	12
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034	5	4
MASTR Asset-Backed Securities Trust
0.325% due 05/25/2037	15	15
Mesa Trust Asset-Backed Certificates
1.045% due 12/25/2031	73	52
New Century Home Equity Loan Trust
0.615% due 08/25/2034	17	13
5.035% due 08/25/2035	499	453
Residential Asset Securities Corp.
5.010% due 04/25/2033	741	703
Securitized Asset-Backed Receivables LLC
0.375% due 05/25/2037 ^	100	52
SLM Student Loan Trust
0.966% due 10/25/2017	4,871	4,886
1.966% due 04/25/2023	23,612	24,408

Soundview Home Equity Loan Trust
0.325% due 06/25/2037		34	28

Total Asset-Backed Securities (Cost $38,544)			40,609

SOVEREIGN ISSUES 5.7%
Albania Government International Bond
0.000% due 08/31/2025		4,800	2,690
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		13,700	15,635
6.500% due 06/10/2019		2,100	2,515
Brazil Government International Bond
7.875% due 03/07/2015		5,000	5,858
10.250% due 01/10/2028	BRL	13,000	8,074
Canada Government Bond
2.750% due 06/01/2022	CAD	2,600	2,788
5.000% due 06/01/2037		33,700	49,475
Canada Housing Trust
2.650% due 03/15/2022		19,700	20,014
Colombia Government International Bond
6.125% due 01/18/2041		$8,700	11,354
7.375% due 09/18/2037		720	1,069
Mexico Government International Bond
5.125% due 01/15/2020		3,200	3,768
5.750% due 10/12/2110		14,900	17,023
5.950% due 03/19/2019		18,800	23,011
6.050% due 01/11/2040		8,425	10,910
6.750% due 09/27/2034		428	586
Province of Ontario
4.200% due 06/02/2020	CAD	16,100	17,752
4.600% due 06/02/2039		2,300	2,710
4.700% due 06/02/2037		7,400	8,753
Province of Quebec
4.250% due 12/01/2043		62,600	69,826
5.750% due 12/01/2036		29,500	39,097
Qatar Government International Bond
6.400% due 01/20/2040		$10,700	13,669
Vnesheconombank Via VEB Finance PLC
6.800% due 11/22/2025		2,300	2,417

Total Sovereign Issues (Cost $294,798)			328,994

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (b)		3,712	119

Total Common Stocks (Cost $108)			119

CONVERTIBLE PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Wells Fargo & Co.
7.500% due 03/15/2013 (e)		7,300	8,213

Total Convertible Preferred Securities (Cost $6,263)			8,213

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 07/30/2012 (e)		46	343

Total Preferred Securities (Cost $465)			343

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.9%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
0.000% due 06/28/2013		$23,100	22,859
2.010% due 08/15/2012		6,300	6,294

			29,153

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	900	900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $919. Repurchase proceeds are $900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	2,509	2,509
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $2,560. Repurchase proceeds are $2,509.)

		3,409

U.S. TREASURY BILLS 0.0%
0.169% due 08/23/2012 - 06/27/2013 (c)(g)(h)	920	919

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 5.3%
PIMCO Short-Term Floating NAV Portfolio	30,731,183	307,926

Total Short-Term Instruments (Cost $341,225)		341,407

PURCHASED OPTIONS (m) 0.6%
(Cost $33,508)		33,746

Total Investments 115.1% (Cost $5,973,769)		$6,699,214
Written Options (n) (0.2%) (Premiums $13,434)		(8,933)
Other Assets and Liabilities (Net) (14.9%)		(870,017)

Net Assets 100.0%		$5,820,264

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $669 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(h)	Securities with an aggregate market value of $14,261 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	On June 30, 2012, securities valued at $721,838 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	0.230%	06/06/2012	07/10/2012	$301,043	$(301,091)
	0.250%	06/14/2012	07/17/2012	100,896	(100,909)
RDR	0.260%	06/19/2012	07/10/2012	118,600	(118,610)
	0.270%	06/25/2012	07/23/2012	213,261	(213,270)

					$(733,880)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $274,934 at a weighted average interest rate of 0.211%.

(j)	Securities with an aggregate market value of $4,725 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	541	$1,166

(k)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $6,401 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$36,288	$813	$(360)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	53,856	1,845	(173)

				$2,658	$(533)

(l)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized (Depreciation)
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2015	2.199%	$4,700	$147	$239	$(92)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	211,800	$2,558	$152	$2,406

(m)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$92,000	$223	$1

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012	$300,000	$33,285	$33,745

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(n)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$92,000	$525	$(12)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	17,700	122	(290)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	17,700	421	(110)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	348,100	2,348	(5,693)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	348,100	8,285	(2,169)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	87,800	825	(169)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	18,900	176	(309)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	18,900	365	(118)

							$13,067	$(8,870)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$40,800	$367	$(63)

(o)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011 - 06/09/2011	$5,137	$4,764	0.08%

(p)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$12,000	$12,971	$(12,988)
Fannie Mae	5.500%	07/01/2042	17,000	18,537	(18,546)
Fannie Mae	6.000%	08/01/2042	3,000	3,290	(3,297)
Freddie Mac	5.500%	07/01/2042	1,000	1,087	(1,087)

				$35,885	$(35,918)

(q)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	19,251		$24,358	GSC	$0	$(4)	$(4)
07/2012	GBP	3,708		5,852	GSC	44	0	44
07/2012		3,708		5,846	HUS	39	0	39
07/2012	INR	303,175		5,570	BPS	137	0	137
07/2012		1,099,703		19,500	BRC	0	(209)	(209)
07/2012		347,726		6,350	GST	118	0	118
07/2012		123,154		2,159	HUS	0	(48)	(48)
07/2012	KRW	2,167,994		1,876	BRC	0	(16)	(16)
07/2012		$17,413	EUR	13,953	BPS	244	0	244
07/2012		6,622		5,298	RBC	82	0	82
07/2012		11,573	GBP	7,416	UAG	42	0	42
07/2012		36,683	INR	1,873,758	JPM	0	(3,101)	(3,101)
07/2012		1,923	KRW	2,167,994	UAG	0	(31)	(31)
07/2012		542	MYR	1,673	JPM	0	(14)	(14)
08/2012	BRL	18,552		$9,494	HUS	316	0	316
08/2012	EUR	13,953		17,418	BPS	0	(244)	(244)
08/2012	GBP	7,416		11,572	UAG	0	(42)	(42)
08/2012		$1,232	BRL	2,582	UAG	46	0	46
08/2012		202	MXN	2,638	JPM	0	(5)	(5)
08/2012		74		1,011	UAG	2	0	2
09/2012	CAD	218,705		$212,769	BRC	0	(1,673)	(1,673)
09/2012		$1,867	KRW	2,167,994	BRC	16	0	16
10/2012		2,120	INR	123,154	HUS	61	0	61
10/2012		646	PHP	28,254	CBK	25	0	25
02/2013	CNY	184,379		$29,139	RYL	259	0	259
02/2013		$7,458	CNY	47,373	CBK	0	(38)	(38)
02/2013		7,090		45,000	HUS	0	(41)	(41)
02/2013		14,596		92,006	UAG	0	(185)	(185)
04/2014	CNY	56,844		$8,933	HUS	159	0	159
04/2014		$9,247	CNY	56,844	RYL	0	(474)	(474)

						$1,590	$(6,125)	$(4,535)

(r)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$804,708	$0	$804,708
Industrials	0	1,001,181	3,209	1,004,390
Utilities	0	455,827	0	455,827
Municipal Bonds & Notes
California	0	137,106	0	137,106
Colorado	0	11,711	0	11,711
Connecticut	0	1,379	0	1,379
District of Columbia	0	9,379	0	9,379
Florida	0	2,214	0	2,214
Georgia	0	5,506	0	5,506
Illinois	0	7,296	0	7,296
Iowa	0	137	0	137
Michigan	0	13,745	0	13,745
Mississippi	0	3,870	0	3,870
New Jersey	0	46,457	0	46,457
New York	0	78,331	0	78,331
Ohio	0	44,976	0	44,976
Pennsylvania	0	4,169	0	4,169
Puerto Rico	0	68	0	68
Texas	0	102,323	0	102,323
West Virginia	0	1,753	0	1,753
U.S. Government Agencies	0	1,340,986	0	1,340,986
U.S. Treasury Obligations	0	1,654,759	0	1,654,759
Mortgage-Backed Securities	0	214,693	0	214,693
Asset-Backed Securities	0	33,072	7,537	40,609
Sovereign Issues	0	326,304	2,690	328,994
Common Stocks
Financials	119	0	0	119
Convertible Preferred Securities
Banking & Finance	8,213	0	0	8,213
Preferred Securities
Banking & Finance	0	0	343	343
Short-Term Instruments
Certificates of Deposit	0	29,153	0	29,153
Repurchase Agreements	0	3,409	0	3,409
U.S. Treasury Bills	0	919	0	919
PIMCO Short-Term Floating NAV Portfolio	307,926	0	0	307,926
Purchased Options
Interest Rate Contracts	0	1	33,745	33,746
	$316,258	$6,335,432	$47,524	$6,699,214

Short Sales, at value	$0	$(35,918)	$0	$(35,918)

Financial Derivative Instruments (2) - Assets
Equity Contracts	1,166	0	0	1,166
Foreign Exchange Contracts	0	1,590	0	1,590
Interest Rate Contracts	0	2,406	0	2,406
	$1,166	$3,996	$0	$5,162

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(625)	0	(625)
Foreign Exchange Contracts	0	(6,125)	0	(6,125)
Interest Rate Contracts	0	(8,870)	(63)	(8,933)

	$0	$(15,620)	$(63)	$(15,683)

Totals	$317,424	$6,287,890	$47,461	$6,652,775

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes Industrials	$3,186	$0	$(36)	$(1)	$(1)	$61	$0	$0	$3,209	$63
Asset-Backed Securities	7,054	0	0	7	0	476	0	0	7,537	476
Sovereign Issues	2,414	0	0	32	0	244	0	0	2,690	244
Preferred Securities Banking & Finance	344	0	0	0	0	(1)	0	0	343	(1)
Purchased Options Interest Rate Contracts	0	33,285	0	0	0	460	0	0	33,745	460

	$12,998	$33,285	$(36)	$38	$(1)	$1,240	$0	$0	$47,524	$1,242
Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	$(68)	$0	$0	$0	$0	$5	$0	$0	$(63)	$5

Totals	$12,930	$33,285	$(36)	$38	$(1)	$1,245	$0	$0	$47,461	$1,247

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes Industrials	$3,209	Third Party Vendor	Broker Quote	109.88
Asset-Backed Securities	7,537	Benchmark Pricing	Base Price	98.00
Sovereign Issues	2,690	Benchmark Pricing	Base Price	55.00
Preferred Securities Banking & Finance	343	Benchmark Pricing	Base Price	7,467.85
Purchased Options Interest Rate Contracts	33,745	Indicative Market Quotations	Broker Quote	11.25
Financial Derivative Instruments (2) -Liabilities
Interest Rate Contracts	(63)	Indicative Market Quotations	Broker Quote	0.16

Total	$47,461

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term Credit Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.8%
Delphi Corp.
3.500% due 03/31/2017		$814	$814
EP Energy LLC
6.500% due 05/25/2018		6,500	6,571
Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	3,963
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		2,356	2,375
Sensata Technologies BV
4.000% due 05/12/2018		990	985
Springleaf Finance Corp.
5.500% due 05/10/2017		10,200	9,632
Vodafone Americas Finance
6.250% due 07/24/2016		5,156	5,233
6.875% due 08/17/2015		14,619	14,839

Total Bank Loan Obligations (Cost $44,283)			44,412

CORPORATE BONDS & NOTES 66.2%
BANKING & FINANCE 20.9%
Allstate Corp.
6.500% due 05/15/2067		1,000	990
American International Group, Inc.
5.850% due 01/16/2018		2,380	2,639
6.250% due 05/01/2036		3,680	4,277
Anadarko Finance Co.
7.500% due 05/01/2031		5,500	6,950
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,629
6.000% due 01/22/2020		$400	456
Banco Santander Brasil S.A.
4.625% due 02/13/2017		13,000	12,870
Banco Votorantim S.A.
5.250% due 02/11/2016		2,800	2,877
Bank of America Corp.
5.625% due 07/01/2020		1,750	1,878
5.875% due 02/07/2042		1,500	1,651
6.500% due 08/01/2016		815	896
7.000% due 06/15/2016	EUR	500	713
Bank One Capital
8.750% due 09/01/2030		$275	377
Barclays Bank PLC
10.179% due 06/12/2021		4,940	5,855
14.000% due 06/15/2019 (c)	GBP	850	1,518
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,800	2,167
BBVA Bancomer S.A.
6.500% due 03/10/2021		4,000	4,060
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,300	1,557
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		3,250	4,257
BNP Paribas S.A.
5.000% due 01/15/2021		2,000	2,058
5.186% due 06/29/2015 (c)		4,100	3,567
7.195% due 06/25/2037 (c)		3,400	2,941
7.781% due 07/02/2018 (c)	EUR	1,000	1,150
Cantor Fitzgerald LP
7.875% due 10/15/2019		$3,000	3,004
Capital One Capital
8.875% due 05/15/2040		9,300	9,506
10.250% due 08/15/2039		1,000	1,025
Citigroup Capital
8.300% due 12/21/2077		2,575	2,588
Citigroup, Inc.
6.875% due 03/05/2038		630	774
8.125% due 07/15/2039		20,150	27,008
Columbus International, Inc.
11.500% due 11/20/2014		3,400	3,655
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	2,800	2,594
8.125% due 10/26/2019 (c)		200	217
8.375% due 10/13/2019 (c)		$4,100	3,413
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		1,600	1,628
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		600	669

6.625% due 08/15/2017		3,700	4,215
7.000% due 04/15/2015		2,500	2,785
8.700% due 10/01/2014		400	456
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		400	407
5.950% due 01/18/2018		17,500	18,761
6.125% due 02/15/2033		1,900	1,959
6.250% due 02/01/2041		700	733
6.450% due 05/01/2036		1,000	979
6.750% due 10/01/2037		13,900	13,678
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		3,000	3,148
Hanover Insurance Group, Inc.
6.375% due 06/15/2021		3,000	3,289
HBOS PLC
6.000% due 11/01/2033		400	316
6.750% due 05/21/2018		5,660	5,349
Health Care REIT, Inc.
6.500% due 03/15/2041		5,000	5,366
HSBC Bank USA N.A.
7.000% due 01/15/2039		6,750	7,940
HSBC Capital Funding LP
10.176% due 06/30/2030 (c)		4,000	5,200
HSBC Finance Corp
. 6.676% due 01/15/2021		3,000	3,256
HSBC Holdings PLC
5.100% due 04/05/2021		1,500	1,679
6.100% due 01/14/2042		1,100	1,354
6.500% due 09/15/2037		4,800	5,349
6.800% due 06/01/2038		6,700	7,708
7.350% due 11/27/2032		1,550	1,744
7.625% due 05/17/2032		1,300	1,516
International Lease Finance Corp.
7.125% due 09/01/2018		9,400	10,410
JPMorgan Chase & Co.
4.400% due 07/22/2020		5,000	5,286
4.625% due 05/10/2021		7,300	7,831
5.400% due 01/06/2042		11,500	12,693
6.400% due 05/15/2038		3,000	3,624
7.900% due 04/30/2018 (c)		10,400	11,441
JPMorgan Chase Capital
6.800% due 10/01/2037		720	722
6.950% due 08/01/2066		7,387	7,424
7.000% due 11/01/2039		1,250	1,253
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,031
7.588% due 05/12/2020	GBP	1,800	2,431
7.625% due 12/09/2019		800	1,078
7.867% due 12/17/2019		1,500	2,044
7.869% due 08/25/2020		8,178	11,073
Lloyds TSB Bank PLC
5.800% due 01/13/2020		$7,740	8,292
6.375% due 01/21/2021		1,000	1,136
12.000% due 12/16/2024 (c)		2,800	2,934
13.000% due 01/22/2029 (c)	GBP	936	1,781
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		$6,000	8,634
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		17,500	19,615
6.875% due 11/15/2018		3,146	3,530
7.750% due 05/14/2038		7,700	8,819
MetLife Capital Trust
9.250% due 04/08/2068		9,800	12,054
Morgan Stanley
6.625% due 04/01/2018		9,550	10,002
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		10,400	12,095
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		1,950	2,876
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		2,500	3,312
Nile Finance Ltd.
5.250% due 08/05/2015		100	96
Ohio National Life Insurance Co.
6.875% due 06/15/2042		500	503
Pacific Life Insurance Co.
9.250% due 06/15/2039		17,000	21,674
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		1,000	1,239
QBE Capital Funding Ltd.
7.250% due 05/24/2041		4,000	3,615
Rabobank Group
5.250% due 05/24/2041		9,300	10,068
6.875% due 03/19/2020	EUR	2,000	2,475
11.000% due 06/30/2019 (c)		$3,800	4,805

Regions Financial Corp.
7.375% due 12/10/2037		2,500	2,475
Royal Bank of Scotland Group PLC
5.500% due 03/23/2020	EUR	1,200	1,646
6.934% due 04/09/2018		2,800	3,284
7.648% due 09/30/2031 (c)		$9,836	7,967
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		2,500	2,650
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		1,410	1,468
5.499% due 07/07/2015		2,225	2,336
6.125% due 02/07/2022		1,100	1,151
Simon Property Group LP
6.750% due 02/01/2040		1,000	1,251
SLM Corp.
0.766% due 01/27/2014		5,000	4,778
3.125% due 09/17/2012	EUR	400	507
4.875% due 12/17/2012	GBP	100	156
5.000% due 10/01/2013		$500	517
5.125% due 08/27/2012		650	652
5.375% due 05/15/2014		400	416
5.625% due 08/01/2033		3,100	2,635
8.000% due 03/25/2020		1,550	1,705
8.450% due 06/15/2018		3,250	3,656
Springleaf Finance Corp.
5.375% due 10/01/2012		800	795
State Street Capital Trust
5.458% due 07/30/2012 (c)		1,100	1,104
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		1,895	2,459
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	97	170
UBS AG
5.750% due 04/25/2018		$1,100	1,221
Wachovia Corp.
0.806% due 10/28/2015		5,000	4,787
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,956
Weyerhaeuser Co.
7.375% due 10/01/2019		8,000	9,475
7.375% due 03/15/2032		8,400	9,417
7.950% due 03/15/2025		200	223

			512,354

INDUSTRIALS 33.6%
Alberta Energy Co. Ltd.
7.375% due 11/01/2031		2,500	2,962
Alcoa, Inc.
5.900% due 02/01/2027		7,370	7,316
Altria Group, Inc.
9.950% due 11/10/2038		10,200	16,287
10.200% due 02/06/2039		2,200	3,594
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		400	497
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,489	1,474
8.625% due 04/15/2023		970	1,019
10.375% due 01/02/2021		9,610	10,283
American Airlines, Inc.
7.500% due 03/15/2016 ^		4,200	3,990
American Renal Holdings Co., Inc.
8.375% due 05/15/2018		300	319
Amgen, Inc.
5.150% due 11/15/2041		12,500	13,117
6.400% due 02/01/2039		15,015	18,029
Anadarko Petroleum Corp.
6.200% due 03/15/2040		8,110	9,249
6.375% due 09/15/2017		400	465
6.450% due 09/15/2036		7,900	9,174
7.000% due 11/15/2027		600	645
7.950% due 06/15/2039		7,931	10,476
ArcelorMittal
6.750% due 03/01/2041		5,500	5,155
7.000% due 10/15/2039		6,260	6,101
Asciano Finance Ltd.
6.000% due 04/07/2023		5,000	5,319
Atwood Oceanics, Inc.
6.500% due 02/01/2020		1,800	1,890
Aviation Capital Group Corp.
7.125% due 10/15/2020		5,200	5,313
Barrick Gold Corp.
5.250% due 04/01/2042		12,200	13,139
5.800% due 11/15/2034		100	109
Barrick North America Finance LLC
5.700% due 05/30/2041		2,000	2,272

Biomet, Inc.
10.000% due 10/15/2017	1,000	1,073
Boston Scientific Corp.
6.000% due 01/15/2020	5,000	5,976
7.000% due 11/15/2035	4,030	5,053
7.375% due 01/15/2040	11,900	16,273
Braskem Finance Ltd.
5.750% due 04/15/2021	600	620
7.000% due 05/07/2020	2,000	2,196
7.375% due 10/04/2015 (c)	4,400	4,466
BRF - Brasil Foods S.A.
5.875% due 06/06/2022	4,100	4,233
Cameron International Corp.
5.950% due 06/01/2041	5,000	5,703
7.000% due 07/15/2038	6,703	8,616
Canadian Oil Sands Ltd.
6.000% due 04/01/2042	13,200	14,073
China Resources Gas Group Ltd.
4.500% due 04/05/2022	1,000	1,042
Cie Generale de Geophysique - Veritas
6.500% due 06/01/2021	2,800	2,814
CNOOC Finance Ltd.
3.875% due 05/02/2022	2,900	3,008
5.000% due 05/02/2042	1,700	1,832
Comcast Corp.
4.650% due 07/15/2042 (a)	2,600	2,599
6.400% due 05/15/2038	3,000	3,674
6.450% due 03/15/2037	5,000	6,108
6.550% due 07/01/2039	3,100	3,881
6.950% due 08/15/2037	3,400	4,387
Concho Resources, Inc.
6.500% due 01/15/2022	2,000	2,090
CONSOL Energy, Inc.
6.375% due 03/01/2021	350	331
Constellation Brands, Inc.
6.000% due 05/01/2022	3,000	3,232
Continental Airlines Pass-Through Trust
4.150% due 10/11/2025	1,000	983
7.250% due 05/10/2021	1,849	2,084
Continental Airlines, Inc.
6.750% due 09/15/2015	7,800	8,053
Continental Resources, Inc.
7.125% due 04/01/2021	1,176	1,317
COX Communications, Inc.
8.375% due 03/01/2039	5,500	7,774
CSN Resources S.A.
6.500% due 07/21/2020	5,550	6,040
CVS Pass-Through Trust
5.789% due 01/10/2026	4,493	4,937
5.880% due 01/10/2028	1,820	2,000
5.926% due 01/10/2034	6,192	6,885
6.943% due 01/10/2030	4,863	5,774
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	2,400	2,430
7.750% due 06/17/2021	4,681	5,313
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	10,175	14,173
DISH DBS Corp.
5.875% due 07/15/2022	1,500	1,522
7.875% due 09/01/2019	100	116
Dow Chemical Co.
5.250% due 11/15/2041	3,000	3,334
9.400% due 05/15/2039	4,200	6,718
El Paso LLC
6.950% due 06/01/2028	3,795	3,833
7.420% due 02/15/2037	2,980	3,105
7.800% due 08/01/2031	1,000	1,128
8.050% due 10/15/2030	3,825	4,362
El Paso Natural Gas Co.
8.375% due 06/15/2032	5,400	7,021
Encana Corp.
6.500% due 02/01/2038	4,000	4,415
Energy Transfer Partners LP
7.500% due 07/01/2038	13,234	14,987
Enterprise Products Operating LLC
6.875% due 03/01/2033	500	606
7.034% due 01/15/2068	2,550	2,732
7.550% due 04/15/2038	4,014	5,178
8.375% due 08/01/2066	1,600	1,735
Fibria Overseas Finance Ltd.
6.750% due 03/03/2021	3,350	3,377
7.500% due 05/04/2020	5,684	5,911
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	5,000	5,050
Freeport-McMoRan Corp.
9.500% due 06/01/2031	2,000	2,877

Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		1,939	2,131
Georgia-Pacific LLC
7.250% due 06/01/2028		7,500	9,230
7.375% due 12/01/2025		2,000	2,556
7.750% due 11/15/2029		4,180	5,450
8.250% due 05/01/2016		1,000	1,104
8.875% due 05/15/2031		4,820	6,820
Gerdau Trade, Inc.
5.750% due 01/30/2021		8,800	9,165
Harvest Operations Corp.
6.875% due 10/01/2017		600	641
HCA, Inc.
6.500% due 02/15/2020		5,300	5,757
7.250% due 09/15/2020		12,200	13,481
HD Supply, Inc.
8.125% due 04/15/2019		2,250	2,441
HeidelbergCement Finance BV
8.000% due 01/31/2017	EUR	2,400	3,481
8.500% due 10/31/2019		2,300	3,289
9.500% due 12/15/2018		4,000	5,998
Hess Corp.
6.000% due 01/15/2040		$1,500	1,672
Intelsat Jackson Holdings S.A.
7.500% due 04/01/2021		1,850	1,966
International Paper Co.
8.700% due 06/15/2038		1,500	2,126
John Sevier Combined Cycle Generation LLC
4.626% due 01/15/2042		4,500	5,057
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		1,000	1,064
6.500% due 02/01/2037		200	226
6.500% due 09/01/2039		8,100	9,294
6.550% due 09/15/2040		3,800	4,354
6.950% due 01/15/2038		10,000	11,879
7.400% due 03/15/2031		100	122
Kraft Foods Group, Inc.
5.000% due 06/04/2042		14,600	15,536
Lafarge S.A.
6.625% due 11/29/2018	EUR	5,000	6,519
Laredo Petroleum, Inc.
7.375% due 05/01/2022		$325	339
LyondellBasell Industries NV
5.000% due 04/15/2019		4,300	4,531
5.750% due 04/15/2024		1,500	1,612
Magellan Midstream Partners LP
6.400% due 05/01/2037		900	1,116
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		1,500	1,138
MGM Resorts International
10.375% due 05/15/2014		900	1,019
11.125% due 11/15/2017		1,500	1,691
13.000% due 11/15/2013		2,600	2,977
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		3,800	3,939
Mongolian Mining Corp.
8.875% due 03/29/2017		4,935	4,960
Mylan, Inc.
7.875% due 07/15/2020		500	563
Nakilat, Inc.
6.067% due 12/31/2033		400	449
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		3,200	3,377
News America, Inc.
6.150% due 02/15/2041		5,100	5,993
6.650% due 11/15/2037		4,250	4,983
6.900% due 08/15/2039		2,500	3,001
Noble Holding International Ltd.
6.050% due 03/01/2041		5,900	6,444
Noranda Aluminum Acquisition Corp.
4.730% due 05/15/2015		1,000	954
OGX Austria GmbH
8.375% due 04/01/2022		12,100	10,466
ONEOK Partners LP
6.850% due 10/15/2037		1,200	1,436
Peabody Energy Corp.
6.000% due 11/15/2018		5,500	5,500
Petrobras International Finance Co.
5.375% due 01/27/2021		2,900	3,142
6.750% due 01/27/2041		500	590
Pioneer Natural Resources Co.
6.875% due 05/01/2018		3,000	3,537
7.200% due 01/15/2028		1,000	1,233
7.500% due 01/15/2020		3,200	3,968
Plains Exploration & Production Co.
6.625% due 05/01/2021		700	711

8.625% due 10/15/2019		700	776
Pride International, Inc.
6.875% due 08/15/2020		4,200	5,165
7.875% due 08/15/2040		9,600	13,605
Reynolds American, Inc.
7.250% due 06/15/2037		5,000	6,068
Reynolds Group Issuer, Inc.
6.875% due 02/15/2021		1,600	1,672
7.875% due 08/15/2019		2,500	2,719
8.500% due 02/15/2021		9,100	8,690
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		4,300	4,839
Rock-Tenn Co.
4.900% due 03/01/2022		2,000	2,066
Rockies Express Pipeline LLC
5.625% due 04/15/2020		4,800	4,392
6.875% due 04/15/2040		9,225	7,980
7.500% due 07/15/2038		6,100	5,612
RZD Capital Ltd.
5.739% due 04/03/2017		5,250	5,617
SABMiller Holdings, Inc.
3.750% due 01/15/2022		7,600	8,105
4.950% due 01/15/2042		5,600	6,233
SandRidge Energy, Inc.
7.500% due 03/15/2021		2,925	2,903
8.125% due 10/15/2022		8,200	8,292
Schlumberger Investment S.A.
3.300% due 09/14/2021		4,700	4,938
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		5,700	6,101
Southern Natural Gas Co. LLC
7.350% due 02/15/2031		1,400	1,707
Steel Dynamics, Inc.
7.375% due 11/01/2012		5,631	5,701
Telefonica Emisiones S.A.U.
3.992% due 02/16/2016		1,610	1,448
7.045% due 06/20/2036		6,400	5,616
Time Warner Cable, Inc.
6.750% due 06/15/2039		4,000	4,898
Time Warner, Inc.
6.250% due 03/29/2041		11,200	13,087
6.500% due 11/15/2036		500	594
7.700% due 05/01/2032		1,890	2,478
TransCanada PipeLines Ltd.
7.625% due 01/15/2039		3,800	5,713
Transocean, Inc.
6.500% due 11/15/2020		2,900	3,297
6.800% due 03/15/2038		9,972	11,261
7.500% due 04/15/2031		1,100	1,285
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		1,082	1,147
8.000% due 04/01/2021		1,000	1,025
UAL Pass-Through Trust
10.400% due 05/01/2018		7,499	8,558
UnitedHealth Group, Inc.
4.625% due 11/15/2041		5,000	5,403
UPC Holding BV
9.750% due 04/15/2018	EUR	500	682
UPCB Finance Ltd.
7.250% due 11/15/2021		$2,250	2,362
Williams Cos., Inc.
7.875% due 09/01/2021		458	580
8.750% due 03/15/2032		2,416	3,291
Williams Partners LP
6.300% due 04/15/2040		6,000	7,140
Wynn Las Vegas LLC
5.375% due 03/15/2022 (g)		23,750	23,928

			825,246

UTILITIES 11.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		5,500	5,818
8.700% due 08/07/2018		9,000	11,252
Appalachian Power Co.
6.375% due 04/01/2036		7,850	9,819
6.700% due 08/15/2037		2,300	2,944
AT&T Corp.
8.000% due 11/15/2031		1,085	1,614
AT&T, Inc.
6.150% due 09/15/2034		9,000	10,894
6.400% due 05/15/2038		700	885
6.450% due 06/15/2034		2,257	2,822
6.500% due 09/01/2037		618	789
6.550% due 02/15/2039		1,283	1,659

BellSouth Corp.
6.875% due 10/15/2031		2,390	2,916
British Telecommunications PLC
9.625% due 12/15/2030		1,300	1,962
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		500	584
Cleco Power LLC
6.000% due 12/01/2040		6,100	7,162
Duquesne Light Holdings, Inc.
6.400% due 09/15/2020		5,100	5,786
Energy Future Holdings Corp.
10.000% due 01/15/2020		5,300	5,684
Energy Future Intermediate Holding Co. LLC
10.000% due 12/01/2020		14,600	15,950
Exelon Generation Co. LLC
5.600% due 06/15/2042		6,058	6,198
FirstEnergy Solutions Corp.
6.800% due 08/15/2039		12,625	13,315
France Telecom S.A.
8.500% due 03/01/2031		600	845
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		2,450	2,729
7.288% due 08/16/2037		5,800	6,612
8.146% due 04/11/2018		1,900	2,272
8.625% due 04/28/2034		6,050	7,729
9.250% due 04/23/2019		3,200	4,007
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	450
Jersey Central Power & Light Co.
6.150% due 06/01/2037		250	317
Koninklijke KPN NV
8.375% due 10/01/2030		4,100	5,266
NGPL PipeCo LLC
7.119% due 12/15/2017		5,600	5,628
7.768% due 12/15/2037		19,630	18,845
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		800	836
6.604% due 02/03/2021		8,400	9,190
NRG Energy, Inc.
7.875% due 05/15/2021		4,600	4,669
8.250% due 09/01/2020		3,700	3,848
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		4,116	4,332
Ohio Edison Co.
6.875% due 07/15/2036		1,900	2,451
8.250% due 10/15/2038		2,950	4,464
Penn Virginia Resource Partners LP
8.250% due 04/15/2018		2,408	2,444
Petroleos Mexicanos
5.500% due 06/27/2044		5,000	5,125
Plains All American Pipeline LP
5.150% due 06/01/2042		7,800	8,286
6.650% due 01/15/2037		4,400	5,439
PSEG Power LLC
8.625% due 04/15/2031		1,500	2,175
Public Service Co. of Oklahoma
6.625% due 11/15/2037		360	461
Puget Energy, Inc.
5.625% due 07/15/2022		5,000	5,162
Puget Sound Energy, Inc.
5.764% due 07/15/2040		2,900	3,773
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		5,000	5,550
6.332% due 09/30/2027		6,700	7,694
6.750% due 09/30/2019		2,500	3,006
Southwestern Public Service Co.
6.000% due 10/01/2036		2,000	2,366
Telecom Italia Capital S.A.
7.200% due 07/18/2036		5,000	4,263
7.721% due 06/04/2038		1,901	1,673
TNK-BP Finance S.A.
7.250% due 02/02/2020		4,600	5,189
7.500% due 07/18/2016		2,500	2,791
7.875% due 03/13/2018		16,950	19,471
Tokyo Electric Power Co., Inc.
0.675% due 05/30/2013	JPY	50,000	612
0.775% due 04/25/2013		10,000	123
1.094% due 04/25/2013		43,000	530
1.415% due 12/24/2013		30,000	363
1.470% due 10/28/2013		20,000	244
1.500% due 05/30/2014		68,000	814
1.850% due 07/28/2014		68,000	815
4.500% due 03/24/2014	EUR	2,000	2,528
4.750% due 02/28/2014	JPY	30,000	381
Verizon Communications, Inc.
6.000% due 04/01/2041		$2,400	3,058

		286,879

Total Corporate Bonds & Notes (Cost $1,513,601)		1,624,479

MUNICIPAL BONDS & NOTES 10.4%
CALIFORNIA 4.6%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	5,300	7,071
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
7.043% due 04/01/2050	8,900	12,598
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	2,300	2,814
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	6,300	7,827
7.500% due 04/01/2034	165	206
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	5,000	6,507
7.950% due 03/01/2036	9,300	11,013
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	2,600	2,855
7.804% due 03/01/2035	2,600	3,007
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	700	839
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	5,000	6,665
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.750% due 08/01/2049	5,000	6,629
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	5,000	6,154
7.618% due 08/01/2040	5,000	6,283
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,200	8,037
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	1,700	2,159
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	3,000	3,472
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	3,700	4,380
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.200% due 08/01/2039	2,500	2,958
Sacramento Municipal Utility District, California Revenue Bonds, (BABs), Series 2009
6.322% due 05/15/2036	300	369
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,997
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	5,050	6,626

		112,466

DISTRICT OF COLUMBIA 0.2%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	5,000	5,936

FLORIDA 0.2%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	4,000	4,583

ILLINOIS 0.1%
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,000	2,383

INDIANA 0.1%
Indiana Finance Authority Revenue Bonds, (BABs), Series 2009
6.596% due 02/01/2039	800	1,065
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	2,000	2,465

		3,530

IOWA 0.2%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	3,200	3,803

NEW JERSEY 0.2%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	2,400	3,386

New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	900	1,034

		4,420

NEW YORK 1.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,800	3,546
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.246% due 06/01/2035	4,200	4,818
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.790% due 06/15/2041	2,000	2,240
5.882% due 06/15/2044	3,000	3,929
6.011% due 06/15/2042	4,400	5,830
6.124% due 06/15/2042	700	800
6.491% due 06/15/2042	400	467
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	5,100	5,663
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	13,200	15,200

		42,493

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	2,300	2,653

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	2,500	3,034
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
6.270% due 02/15/2050	6,495	7,479
7.834% due 02/15/2041	800	1,110

		11,623

PENNSYLVANIA 0.8%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,935
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	2,250	2,846
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	1,800	2,085

		18,866

TENNESSEE 0.3%
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	6,260	7,082

TEXAS 1.4%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,800	9,015
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	5,100	6,198
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,000	9,365
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	8,400	10,161

		34,739

Total Municipal Bonds & Notes (Cost $208,037)		254,577

U.S. TREASURY OBLIGATIONS 26.6%
U.S. Treasury Bonds
3.000% due 05/15/2042	1,200	1,260
3.125% due 11/15/2041 (g)	4,000	4,308
3.125% due 02/15/2042 (f)(g)(i)	117,800	126,782
3.750% due 08/15/2041 (f)(g)(h)(i)	260,050	314,173
4.250% due 11/15/2040 (f)(i)	67,000	87,801
4.375% due 05/15/2041	9,700	12,977
U.S. Treasury Notes
1.750% due 05/15/2022 (g)	102,200	103,142
2.000% due 02/15/2022	2,500	2,587

Total U.S. Treasury Obligations (Cost $649,122)		653,030

MORTGAGE-BACKED SECURITIES 1.4%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	5,053	4,790
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.366% due 09/10/2047	1,720	1,928

Bear Stearns Adjustable Rate Mortgage Trust
2.867% due 11/25/2034		3,922	3,368
Bear Stearns Commercial Mortgage Securities
5.700% due 06/11/2050		6,200	7,178
Chase Mortgage Finance Corp.
5.631% due 12/25/2037		1,203	1,040
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049		2,590	2,889
Countrywide Alternative Loan Trust
0.575% due 09/25/2035		1,876	1,022
Credit Suisse First Boston Mortgage Securities Corp.
2.408% due 02/25/2033		100	98
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,920	2,105
Homestar Mortgage Acceptance Corp.
0.695% due 07/25/2034		191	180
Impac CMB Trust
0.885% due 10/25/2033		12	10
JPMorgan Chase Commercial Mortgage Securities Corp.
5.440% due 06/12/2047		3,045	3,455
Morgan Stanley Capital, Inc.
5.692% due 04/15/2049		1,395	1,541
Residential Accredit Loans, Inc.
3.275% due 03/25/2035		1,615	1,147
3.295% due 02/25/2035		2,396	1,806
Residential Funding Mortgage Securities, Inc.
3.414% due 02/25/2036		1,388	968
Wachovia Bank Commercial Mortgage Trust
4.935% due 04/15/2042		870	952
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024		700	723

Total Mortgage-Backed Securities (Cost $30,611)			35,200

ASSET-BACKED SECURITIES 0.5%
Access Group, Inc.
1.766% due 10/27/2025		834	840
Aircraft Certificate Owner Trust
7.001% due 09/20/2022		7,300	7,149
Bayview Financial Acquisition Trust
6.101% due 05/28/2037		177	149
Bear Stearns Asset-Backed Securities Trust
0.615% due 01/25/2034		12	9
0.795% due 10/25/2034		3,727	3,699
Credit-Based Asset Servicing and Securitization LLC
1.145% due 11/25/2033		62	52
RAAC Series
0.625% due 10/25/2046		265	147

Total Asset-Backed Securities (Cost $11,199)			12,045

SOVEREIGN ISSUES 1.9%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	16,600	32,771
Brazil Government International Bond
10.250% due 01/10/2028	BRL	650	404
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		200	101
10.000% due 01/01/2014		578	296
10.000% due 01/01/2017		7,509	3,839
Qatar Government International Bond
6.400% due 01/20/2040		$3,000	3,832
Russia Government International Bond
4.500% due 04/04/2022		3,200	3,360
5.625% due 04/04/2042		3,000	3,217
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	207

Total Sovereign Issues (Cost $44,349)			48,027

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.1%
UTILITIES 0.1%
PPL Corp.
8.750% due 05/01/2014		26,550	1,420

Total Convertible Preferred Securities (Cost $1,328)			1,420

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 4.3%
CERTIFICATES OF DEPOSIT 0.3%
Banco do Brasil S.A.
0.000% due 06/28/2013	$8,000	7,917

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	858	858

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $878. Repurchase proceeds are $858.)
U.S. TREASURY BILLS 0.1%
0.175% due 10/04/2012 - 06/27/2013 (b)(e)(f)	1,350	1,348

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 3.9%
PIMCO Short-Term Floating NAV Portfolio	9,624,628	96,439

Total Short-Term Instruments (Cost $106,497)		106,562

PURCHASED OPTIONS (k) 0.3%
(Cost $8,064)		6,570

Total Investments 113.5% (Cost $2,617,091)		$2,786,322
Written Options (l) (0.2%) (Premiums $7,519)		(5,038)
Other Assets and Liabilities (Net) (13.3%)		(327,384)

Net Assets 100.0%		$2,453,900

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $868 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $5,648 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $296,221 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.250%	06/27/2012	07/27/2012	$1,357	$(1,357)
	0.270%	06/22/2012	08/22/2012	91,131	(91,138)
BSN	0.080%	06/25/2012	07/10/2012	92,617	(92,618)
DEU	(1.000%)	06/29/2012	06/28/2014	1,436	(1,436)
RDR	0.260%	06/19/2012	07/10/2012	37,544	(37,547)
	0.270%	06/25/2012	07/23/2012	73,109	(73,112)
SBI	(1.000%)	06/28/2012	06/28/2014	2,945	(2,945)

					$(300,153)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $96,978 at a weighted average interest rate of 0.199%.

(h)	Securities with an aggregate market value of $921 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2012	766	$442

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $21,823 and cash of $2 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$22,000	$38	$4
CDX.IG-17 5-Year Index	1.000%	12/20/2016	192,500	(233)	5
CDX.IG-18 5-Year Index	1.000%	06/20/2017	685,700	(3,804)	2,086

				$(3,999)	$2,095

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized (Depreciation)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR	41,200	$(2,252)	$(1,544)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	GST	5.000%	09/20/2016	3.096%		$1,600	$122	$64	$58
AES Corp.	MYC	5.000%	09/20/2016	3.096%		2,000	152	113	39
Ally Financial, Inc.	BPS	5.000%	03/20/2013	1.586%		2,000	53	17	36
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%		15,500	147	282	(135)
Ally Financial, Inc.	DUB	5.000%	03/20/2013	1.586%		3,400	89	81	8
Ally Financial, Inc.	GST	5.000%	03/20/2013	1.586%		2,000	52	21	31
America Movil S.A.B. de C.V.	DUB	1.000%	12/20/2012	0.399%		9,400	30	40	(10)
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.795%	EUR	1,500	14	(15)	29
Anheuser-Busch InBev Worldwide, Inc.	BRC	1.000%	12/20/2015	0.795%		$7,000	51	(41)	92
Anheuser-Busch InBev Worldwide, Inc.	DUB	1.000%	12/20/2015	0.795%	EUR	700	7	(7)	14
Anheuser-Busch InBev Worldwide, Inc.	GST	1.000%	12/20/2015	0.795%		600	6	(7)	13
ArcelorMittal	GST	1.000%	12/20/2015	4.593%		$1,100	(123)	(88)	(35)
Australia Government Bond	DUB	1.000%	06/20/2016	0.472%		5,200	110	126	(16)
Australia Government Bond	UAG	1.000%	09/20/2015	0.328%		2,000	44	51	(7)
Bank of America Corp.	DUB	1.000%	03/20/2013	1.254%		5,050	(8)	(77)	69
Berkshire Hathaway Finance Corp.	MYC	1.000%	06/20/2015	1.021%		5,000	(1)	5	(6)
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.727%		5,200	47	(26)	73
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.727%		700	6	(4)	10
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.785%		100	1	1	0
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.727%		2,300	21	(21)	42
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.727%		4,900	44	(15)	59
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.876%		2,000	8	14	(6)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	600	3	(90)	93
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.980%		$100	0	0	0
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.980%		200	0	0	0
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.010%		300	0	3	(3)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.443%		3,000	5	(51)	56
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%		600	74	5	69
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.980%		4,200	4	4	0
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.224%		4,900	(35)	(41)	6
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		4,000	10	5	5
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		1,000	2	1	1
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		8,300	(78)	(57)	(21)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%		3,200	(24)	(20)	(4)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%		200	(5)	(2)	(3)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		10,000	(37)	(91)	54
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		1,000	2	1	1
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		100	0	(1)	1
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%		7,700	(73)	(47)	(26)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.046%		3,350	(3)	(30)	27
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		4,600	(24)	(44)	20
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%		2,600	(19)	(19)	0
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.173%		2,400	(13)	7	(20)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.100%		2,400	(7)	(8)	1
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.100%		2,400	(7)	(8)	1
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.173%		1,500	(8)	5	(13)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.904%		3,200	12	44	(32)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.904%		1,200	4	16	(12)
China Government International Bond	BRC	1.000%	12/20/2012	0.293%		2,500	9	(8)	17
China Government International Bond	BRC	0.770%	12/20/2014	0.608%		7,200	31	0	31
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		3,600	24	63	(39)
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		3,400	(3)	(166)	163
China Government International Bond	HUS	1.000%	06/20/2015	0.710%		2,900	26	54	(28)
China Government International Bond	HUS	1.000%	09/20/2015	0.750%		800	6	10	(4)
China Government International Bond	JPM	1.000%	09/20/2015	0.750%		1,500	13	15	(2)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		1,500	(2)	(70)	68
China Government International Bond	MYC	1.000%	06/20/2015	0.710%		5,000	45	88	(43)
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		500	0	(24)	24
China Government International Bond	RYL	0.750%	12/20/2014	0.608%		2,400	9	0	9
China Government International Bond	UAG	1.000%	12/20/2016	1.028%		300	0	(14)	14
Comcast Corp.	DUB	1.000%	12/20/2015	0.688%		1,500	17	(1)	18
Comcast Corp.	RYL	1.000%	12/20/2015	0.688%		14,500	160	0	160
Constellation Energy Group, Inc.	JPM	1.000%	06/20/2016	0.957%		10,000	19	(10)	29
Danone S.A.	DUB	1.000%	03/20/2016	0.646%		1,800	24	29	(5)
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%		2,100	(59)	(65)	6
Denmark Government International Bond	DUB	0.250%	09/20/2016	0.937%		1,100	(31)	(37)	6
Denmark Government International Bond	GST	0.250%	09/20/2016	0.937%		1,400	(40)	(44)	4
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.937%		300	(8)	(9)	1
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.937%		600	(17)	(20)	3
Dow Chemical Co.	JPM	1.000%	06/20/2017	1.419%		3,000	(59)	(72)	13
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.951%		4,200	11	18	(7)
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.825%		900	6	10	(4)
Egypt Government International Bond	JPM	1.000%	03/20/2016	5.993%		1,200	(195)	(151)	(44)
El Paso Corp.	GST	5.000%	09/20/2014	0.921%		1,100	101	(85)	186
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.949%		1,400	3	(7)	10
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.007%		500	0	(3)	3
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.949%		2,200	4	(13)	17
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.007%		1,800	0	6	(6)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.949%		2,400	4	(13)	17
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.949%		2,600	5	(12)	17
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.007%		100	0	0	0
Encana Corp.	FBF	1.000%	03/20/2017	2.105%		3,000	(146)	(115)	(31)
Entergy Corp.	MYC	1.000%	03/20/2021	2.820%		2,500	(324)	(271)	(53)
EOG Resources, Inc.	UAG	1.000%	06/20/2017	0.888%		5,000	29	(5)	34
First Industrial LP	MYC	5.000%	03/20/2016	2.695%		1,500	124	51	73
First Industrial LP	UAG	5.000%	03/20/2016	2.695%		1,500	123	64	59
Forest Oil Corp.	CBK	5.000%	06/20/2015	5.929%		5,000	(115)	135	(250)
Forest Oil Corp.	GST	5.000%	06/20/2017	7.496%		2,000	(190)	(55)	(135)
Forest Oil Corp.	JPM	5.000%	06/20/2017	7.496%		5,000	(473)	(112)	(361)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%		600	0	(13)	13
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		600	1	(12)	13

Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%		500	1	(10)	11
General Electric Capital Corp.	DUB	5.000%	09/20/2019	1.754%		2,000	422	379	43
General Electric Capital Corp.	GST	1.000%	12/20/2015	1.417%		12,800	(175)	(449)	274
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.237%		2,500	(18)	(61)	43
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.237%		1,000	(7)	(22)	15
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.237%		2,000	(15)	(50)	35
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.338%		3,300	(37)	(41)	4
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.237%		2,500	(18)	(60)	42
Japan Government International Bond	BPS	1.000%	06/20/2015	0.466%		5,000	80	87	(7)
Japan Government International Bond	GST	1.000%	09/20/2015	0.501%		4,000	66	59	7
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		200	3	4	(1)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		100	1	2	(1)
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%		4,700	71	104	(33)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		1,000	16	23	(7)
Lafarge S.A.	FBF	1.000%	06/20/2016	3.358%		5,300	(454)	(356)	(98)
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	1.455%		4,800	(14)	(104)	90
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	1.455%		7,950	(23)	(156)	133
MetLife, Inc.	DUB	1.000%	12/20/2014	2.061%		10,700	(269)	(599)	330
MetLife, Inc.	DUB	5.000%	09/20/2019	3.012%		500	61	61	0
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%		3,400	0	(43)	43
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.064%		2,800	(5)	(30)	25
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%		2,000	6	4	2
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.010%		4,000	0	(40)	40
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%		2,000	6	5	1
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%		3,600	(13)	(12)	(1)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%		3,000	10	7	3
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.151%		1,900	(11)	(1)	(10)
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%		4,900	(18)	(16)	(2)
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.328%		6,200	(95)	(26)	(69)
MGM Resorts International	GST	5.000%	03/20/2014	3.276%		9,400	287	205	82
MGM Resorts International	MYC	5.000%	03/20/2014	3.276%		10,000	305	150	155
Morgan Stanley	BPS	1.000%	03/20/2013	2.401%		19,000	(185)	(335)	150
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		1,950	(51)	(107)	56
NRG Energy, Inc.	CBK	5.000%	06/20/2017	5.672%		500	(13)	(40)	27
NRG Energy, Inc.	GST	5.000%	03/20/2017	5.489%		5,500	(99)	(391)	292
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		8,300	(219)	(643)	424
NRG Energy, Inc.	GST	5.000%	03/20/2019	6.076%		900	(47)	(76)	29
NRG Energy, Inc.	JPM	5.000%	06/20/2017	5.672%		5,000	(131)	(362)	231
NRG Energy, Inc.	MYC	5.000%	03/20/2017	5.489%		100	(2)	(7)	5
NRG Energy, Inc.	MYC	5.000%	06/20/2017	5.672%		1,200	(32)	(69)	37
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.642%		2,000	(100)	(88)	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		2,000	2	(17)	19
Petrobras International Finance Co.	HUS	1.000%	12/20/2012	0.763%		5,700	8	0	8
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.763%		1,600	4	0	4
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.093%		3,500	(4)	(11)	7
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		900	0	(6)	6
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		5,000	7	(28)	35
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,400	(21)	(45)	24
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.700%		1,500	16	(7)	23
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.700%		5,000	53	(4)	57
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.030%		1,000	(1)	(7)	6
Republic of Italy Government Bond	RYL	1.000%	12/20/2015	4.679%		2,200	(249)	(77)	(172)
Republic of Korea	BPS	1.000%	06/20/2017	1.174%		5,900	(47)	(43)	(4)
Republic of Korea	BRC	1.000%	09/20/2015	0.760%		1,700	13	(11)	24
Republic of Korea	BRC	1.000%	06/20/2016	0.940%		2,800	8	7	1
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		6,500	24	(34)	58
Republic of Korea	DUB	0.920%	12/20/2014	0.627%		1,300	10	0	10
Republic of Korea	DUB	1.000%	06/20/2015	0.723%		800	6	8	(2)
Republic of Korea	JPM	0.930%	12/20/2014	0.627%		3,700	29	0	29
Republic of Korea	JPM	1.000%	09/20/2015	0.760%		400	3	(2)	5
Republic of Korea	JPM	1.000%	12/20/2015	0.829%		3,200	20	(3)	23
Republic of Korea	MYC	1.000%	12/20/2015	0.829%		3,400	22	29	(7)
Republic of Korea	RYL	1.000%	06/20/2015	0.723%		5,000	43	51	(8)
Republic of Korea	UAG	1.000%	09/20/2015	0.760%		2,200	18	(7)	25
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.979%		3,800	4	(7)	11
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.554%		1,000	18	7	11
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.554%		1,800	32	12	20
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%		1,100	3	(15)	18
Russia Government International Bond	CBK	1.000%	03/20/2016	1.966%		100	(3)	(1)	(2)
Russia Government International Bond	DUB	1.000%	03/20/2013	0.642%		3,200	10	4	6
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		500	1	(5)	6
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		2,000	5	(22)	27
Russia Government International Bond	HUS	1.000%	03/20/2016	1.966%		900	(31)	(12)	(19)
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%		1,000	2	(11)	13
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		500	1	(5)	6
Russia Government International Bond	MYC	1.000%	12/20/2014	1.613%		1,800	(26)	(67)	41
Russia Government International Bond	MYC	1.000%	06/20/2016	2.028%		900	(35)	(12)	(23)
Russia Government International Bond	RYL	1.000%	03/20/2016	1.966%		6,200	(213)	(64)	(149)
Russia Government International Bond	UAG	1.000%	06/20/2015	1.758%		5,000	(108)	(76)	(32)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	2.869%		300	(20)	(16)	(4)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	2.869%		400	(26)	(21)	(5)
Shell International Finance BV	BRC	1.000%	09/20/2015	0.674%		12,200	131	141	(10)
Shell International Finance BV	DUB	1.000%	09/20/2015	0.674%		5,200	56	60	(4)
Shell International Finance BV	FBF	1.000%	12/20/2015	0.707%		2,900	30	49	(19)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.736%		1,100	11	21	(10)
Shell International Finance BV	MYC	1.000%	06/20/2016	0.761%		1,200	12	23	(11)
Statoil ASA	BRC	1.000%	06/20/2016	0.724%		3,200	35	62	(27)
Statoil ASA	SOG	1.000%	06/20/2016	0.724%		3,200	36	61	(25)
Teck Resources Ltd.	UAG	1.000%	03/20/2016	1.506%		8,000	(143)	(27)	(116)
Tesco PLC	HUS	1.000%	03/20/2016	0.977%		1,100	1	14	(13)
Time Warner Cable, Inc.	GST	1.000%	12/20/2015	1.057%		6,500	(10)	(3)	(7)
Time Warner Cable, Inc.	HUS	1.000%	12/20/2015	1.057%		4,300	(7)	(6)	(1)
Tokyo Electric Power Co., Inc.	BOA	1.000%	12/20/2013	3.264%	JPY	10,000	(4)	(6)	2
Tokyo Electric Power Co., Inc.	BOA	1.000%	03/20/2014	3.467%		60,000	(30)	(60)	30
Tokyo Electric Power Co., Inc.	BRC	1.000%	06/20/2013	2.769%		70,000	(15)	(29)	14
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		132,100	(11)	(306)	295
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		20,000	(4)	(7)	3
Tokyo Electric Power Co., Inc.	CBK	1.000%	03/20/2014	3.467%		40,000	(21)	(28)	7
Tokyo Electric Power Co., Inc.	GST	1.000%	12/20/2013	3.264%		30,000	(12)	(25)	13
Total Capital S.A.	CBK	1.000%	09/20/2015	0.648%		$700	8	10	(2)
Total Capital S.A.	JPM	1.000%	09/20/2015	0.648%		1,800	21	25	(4)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.648%		2,500	29	37	(8)
Total Capital S.A.	MYC	1.000%	12/20/2015	0.682%		10,800	121	183	(62)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.335%		3,300	61	8	53
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.335%		1,200	22	6	16
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.131%		2,000	(10)	(5)	(5)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.131%		4,600	(21)	(28)	7
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.193%	EUR	1,700	0	(15)	15
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.193%		3,300	1	(27)	28
U.S. Treasury Notes	SOG	0.250%	09/20/2012	0.193%		4,000	1	(35)	36
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		2,000	0	(20)	20
United Kingdom Gilt	BOA	1.000%	12/20/2015	0.373%		$400	9	7	2
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		1,700	37	33	4
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		4,900	108	114	(6)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		2,400	47	35	12
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		1,500	33	26	7
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.373%		1,000	23	19	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		3,100	67	54	13
UPC Holding BV	BRC	5.000%	09/20/2017	6.652%	EUR	5,000	(423)	(318)	(105)
UPC Holding BV	DUB	5.000%	06/20/2016	5.740%		3,000	(91)	(5)	(86)
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.050%		700	(32)	(17)	(15)
Xstrata Finance Canada Ltd.	GST	1.000%	03/20/2016	2.050%		2,100	(97)	(42)	(55)
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	2.050%		1,100	(52)	(27)	(25)

							$(1,434)	$(4,438)	$3,004

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	$1,980	$146	$264	$(118)
CDX.IG-17 5-Year Index	BPS	1.000%	12/20/2016	8,150	(10)	16	(26)
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	6,200	(8)	12	(20)
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	200	0	0	0
CDX.IG-17 5-Year Index	GST	1.000%	12/20/2016	3,750	(5)	3	(8)
CDX.IG-17 5-Year Index	JPM	1.000%	12/20/2016	1,400	(2)	2	(4)
CDX.IG-17 5-Year Index	RYL	1.000%	12/20/2016	6,900	(8)	9	(17)
CDX.IG-18 5-Year Index	BOA	1.000%	06/20/2017	8,100	(46)	(80)	34
CDX.IG-18 5-Year Index	CBK	1.000%	06/20/2017	9,100	(51)	51	(102)
CDX.IG-18 5-Year Index	DUB	1.000%	06/20/2017	600	(3)	1	(4)
CDX.IG-18 5-Year Index	FBF	1.000%	06/20/2017	15,800	(90)	78	(168)
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017	25,900	(148)	25	(173)
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	1,700	(59)	(68)	9

					$(284)	$313	$(597)

(2)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(5)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	26,000	$430	$104	$326
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		9,900	197	5	192
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		41,800	881	(52)	933
Pay	1-Year BRL-CDI	11.670%	01/02/2014	MYC		208,100	5,597	1,314	4,283
Pay	1-Year BRL-CDI	11.760%	01/02/2014	UAG		66,000	1,830	457	1,373
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		53,000	1,841	(32)	1,873
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		103,000	3,573	185	3,388
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		4,000	141	16	125
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		16,700	254	7	247
Receive	6-Month JPY-LIBOR	2.000%	06/15/2041	UAG	JPY	305,000	(282)	99	(381)
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	407,000	574	(134)	708
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		37,000	52	43	9
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		49,000	69	(1)	70
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		628,200	886	(187)	1,073
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		37,100	52	17	35
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		116,000	560	126	434
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		32,000	155	29	126
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		26,000	126	16	110
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		45,000	218	36	182
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		178,000	1,677	374	1,303
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		23,900	225	54	171
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		36,000	339	100	239
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		91,000	483	135	348
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		41,800	191	46	145
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		11,800	54	16	38
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		123,900	567	193	374

							$20,690	$2,966	$17,724

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		$26,570	$1,358	$744
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	2,800	167	5
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		4,500	241	7

								$1,766	$756

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$5,700	$502	$464
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	9,000	765	701
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	2,800	238	218
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	13,300	1,177	1,082
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	28,900	2,440	2,251
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	14,100	1,176	1,098

					$6,298	$5,814

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$72,100	$255	$(213)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		72,100	255	(69)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		93,500	195	(96)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		93,500	195	(13)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		144,200	198	(5)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		144,200	198	(164)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		18,500	219	(524)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		18,500	348	(63)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		90,500	1,071	(2,562)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		90,500	1,709	(310)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		111,600	1,358	(631)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		11,000	155	(311)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		11,000	183	(38)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		37,000	528	0
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	12,000	180	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		19,100	258	(2)

								$7,305	$(5,002)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$10,900	$94	$(16)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	7,000	90	(12)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	3,000	30	(8)

						$214	$(36)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	56,004		$54,481	JPM	$0	$(2,753)	$(2,753)
07/2012	EUR	17,506		22,300	BPS	146	0	146
07/2012		673		883	BRC	31	0	31
07/2012		744		949	CBK	7	0	7
07/2012		6,828		8,587	DUB	80	(135)	(55)
07/2012		18,763		23,883	JPM	170	(31)	139
07/2012		26,504		34,595	UAG	1,051	0	1,051
07/2012	GBP	6,824		10,769	GSC	82	0	82
07/2012		6,825		10,761	HUS	72	0	72
07/2012	INR	393,908		7,300	DUB	240	0	240
07/2012	KRW	5,354,281		4,634	BRC	0	(39)	(39)
07/2012		$51,424	EUR	41,195	BPS	709	0	709
07/2012		1,304		1,034	BRC	10	(5)	5
07/2012		255		200	RBC	0	(2)	(2)
07/2012		185	GBP	118	FBF	0	0	0
07/2012		185		119	JPM	1	0	1
07/2012		20,929		13,412	UAG	76	0	76
07/2012		178	INR	10,129	HUS	4	0	4
07/2012		8,296		383,779	UAG	0	(1,418)	(1,418)
07/2012		4,749	KRW	5,354,281	UAG	0	(76)	(76)
07/2012		3,726	NOK	22,372	BPS	32	0	32
07/2012		3,719		22,373	HUS	39	0	39
07/2012		3,711		22,372	UAG	47	0	47
08/2012	BRL	48,670		$24,878	HUS	801	0	801
08/2012		4,414		2,222	MSC	39	0	39
08/2012	EUR	35,011		43,705	BPS	0	(612)	(612)
08/2012	GBP	13,412		20,928	UAG	0	(76)	(76)
08/2012	MXN	1,620		114	BRC	0	(7)	(7)
08/2012		$4,259	BRL	8,820	HUS	105	0	105
08/2012		3,099		6,421	MSC	77	0	77
08/2012		2,682		5,557	UAG	67	0	67
08/2012		4,523	MXN	60,068	JPM	0	(39)	(39)
08/2012		107		1,475	UAG	3	0	3
08/2012		11,523	SGD	14,234	UAG	0	(286)	(286)
09/2012	EUR	1,651		$2,064	FBF	0	(27)	(27)
09/2012	JPY	115,007		1,470	BPS	30	0	30
09/2012		7,703		97	DUB	1	0	1
09/2012		10,190		128	MSC	1	0	1
09/2012		12,274		155	RYL	1	0	1
09/2012		$11,435	CAD	11,754	UAG	90	0	90
09/2012		22,016	EUR	17,646	CBK	331	0	331
09/2012		1,605		1,275	JPM	9	0	9
09/2012		358		284	RYL	2	0	2
09/2012		483		384	UAG	3	0	3
09/2012		4,611	KRW	5,354,281	BRC	39	0	39
10/2012	CNY	139,651		$22,203	BRC	256	0	256
10/2012		62,077		9,877	DUB	121	0	121
10/2012	INR	10,129		174	HUS	0	(5)	(5)
10/2012		$17,473	CNY	111,047	UAG	0	(21)	(21)
10/2012		5,404	PHP	236,430	CBK	209	0	209
02/2013	CNY	9,044		$1,438	BRC	21	0	21
02/2013		109,572		17,197	JPM	34	0	34
02/2013		$15,342	CNY	95,703	DUB	0	(351)	(351)
02/2013		6,040		38,073	UAG	0	(76)	(76)
08/2013		639		4,000	DUB	0	(15)	(15)
08/2013		7,541		47,000	GST	0	(219)	(219)
08/2013		1,941		12,255	UAG	0	(32)	(32)
04/2016		710		4,214	JPM	0	(74)	(74)

						$5,037	$(6,299)	$(1,262)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$44,412	$0	$44,412
Corporate Bonds & Notes
Banking & Finance	1,628	510,726	0	512,354
Industrials	0	785,993	39,253	825,246
Utilities	0	286,879	0	286,879
Municipal Bonds & Notes
California	0	112,466	0	112,466
District of Columbia	0	5,936	0	5,936
Florida	0	4,583	0	4,583
Illinois	0	2,383	0	2,383
Indiana	0	3,530	0	3,530
Iowa	0	3,803	0	3,803
New Jersey	0	4,420	0	4,420
New York	0	42,493	0	42,493
North Carolina	0	2,653	0	2,653
Ohio	0	11,623	0	11,623
Pennsylvania	0	18,866	0	18,866
Tennessee	0	7,082	0	7,082
Texas	0	34,739	0	34,739
U.S. Treasury Obligations	0	653,030	0	653,030
Mortgage-Backed Securities	0	35,200	0	35,200
Asset-Backed Securities	0	4,896	7,149	12,045
Sovereign Issues	0	48,027	0	48,027
Convertible Preferred Securities
Utilities	1,420	0	0	1,420
Short-Term Instruments
Certificates of Deposit	0	7,917	0	7,917
Repurchase Agreements	0	858	0	858
U.S. Treasury Bills	0	1,348	0	1,348
PIMCO Short-Term Floating NAV Portfolio	96,439	0	0	96,439
Purchased Options
Interest Rate Contracts	0	756	5,814	6,570
	$99,487	$2,634,619	$52,216	$2,786,322

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,787	0	7,787
Foreign Exchange Contracts	0	5,037	0	5,037
Interest Rate Contracts	442	18,105	0	18,547
	$442	$30,929	$0	$31,371

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,285)	0	(3,285)
Foreign Exchange Contracts	0	(6,299)	0	(6,299)
Interest Rate Contracts	0	(6,927)	(36)	(6,963)

	$0	$(16,511)	$(36)	$(16,547)

Totals	$99,929	$2,649,037	$52,180	$2,801,146

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$39,270	$1,000	$(884)	$6	$(23)	$(116)	$0	$0	$39,253	$(25)
Asset-Backed Securities	6,691	0	0	6	0	452	0	0	7,149	452
Purchased Options
Interest Rate Contracts	0	6,297	0	0	(1)	(482)	0	0	5,814	(482)

	$45,961	$7,297	$(884)	$12	$(24)	$(146)	$0	$0	$52,216	$(55)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(38)	$0	$0	$0	$0	$2	$0	$0	$(36)	$2

Totals	$45,923	$7,297	$(884)	$12	$(24)	$(144)	$0	$0	$52,180	$(53)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$39,253	Third Party Vendor	Broker Quote	98.25 - 114.13
Asset-Backed Securities	7,149	Benchmark Pricing	Base Price	98.00
Purchased Options
Interest Rate Contracts	5,814	Indicative Market Quotations	Broker Quote	7.79 - 8.14
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(36)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$52,180

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long-Term U.S. Government Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 2.5%
BANKING & FINANCE 2.1%
Bank of America Corp.
0.727% due 10/14/2016	$5,000	$4,425
0.968% due 09/11/2012	11,405	11,404
HSBC Finance Corp.
0.717% due 01/15/2014	5,000	4,947
0.897% due 06/01/2016	3,000	2,752
International Lease Finance Corp.
5.250% due 01/10/2013	2,900	2,965
Loews Corp.
5.250% due 03/15/2016	3,000	3,326
Morgan Stanley
0.947% due 10/15/2015	3,000	2,675
U.S. Trade Funding Corp.
4.260% due 11/15/2014	1,718	1,794

		34,288

INDUSTRIALS 0.4%
Vessel Management Services, Inc.
3.432% due 08/15/2036	6,762	6,865

Total Corporate Bonds & Notes (Cost $41,644)		41,153

MUNICIPAL BONDS & NOTES 1.1%
CALIFORNIA 0.6%
Anaheim Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 02/01/2039	5,345	5,577
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	2,300	2,565
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	2,000	2,173

		10,315

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	600	752

NEW YORK 0.3%
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	4,200	4,643
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	675	866

		5,509

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	3,350	287

TEXAS 0.1%
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	100	113
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	355	484
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	100	108

		705

Total Municipal Bonds & Notes (Cost $15,647)		17,568

U.S. GOVERNMENT AGENCIES 18.2%
Fannie Mae
0.000% due 06/01/2017 - 05/15/2030	16,282	10,164
0.305% due 07/25/2037	715	687
0.443% due 03/18/2031	388	387
0.695% due 10/25/2030	8	8
0.845% due 10/25/2017	90	90
1.145% due 04/25/2032	92	94
1.300% due 03/25/2022	81	82
1.353% due 06/01/2043 - 03/01/2044	1,049	1,068
2.000% due 10/01/2024	54	54

2.220% due 08/01/2026	13	14
2.250% due 03/15/2016	1,000	1,056
2.252% due 11/01/2023	93	99
2.299% due 04/01/2028	61	64
2.358% due 07/01/2035	244	261
2.431% due 02/01/2028	12	13
2.440% due 05/01/2025	11	11
2.527% due 11/01/2034	233	248
2.657% due 12/01/2027	56	60
3.250% due 10/01/2024	1	1
4.250% due 04/25/2037	401	448
4.500% due 10/25/2023 - 02/01/2041	9,702	10,803
5.000% due 08/25/2033 - 08/25/2036	11,255	12,590
5.380% due 07/01/2033	2,219	2,527
5.500% due 11/25/2033 - 08/25/2035	9,482	11,769
5.625% due 04/17/2028	200	265
6.000% due 05/17/2027	581	648
6.250% due 12/25/2013	1	1
6.500% due 02/01/2022 - 08/01/2037	4,293	4,918
6.625% due 11/15/2030	1,400	2,133
6.750% due 06/25/2032	5,576	6,461
6.900% due 05/25/2023	104	119
6.950% due 07/25/2020	30	33
7.000% due 12/25/2022 - 03/01/2038	4,436	5,167
7.800% due 10/25/2022	18	21
9.000% due 08/01/2021 - 11/01/2030	58	72
Federal Farm Credit Bank
5.050% due 03/28/2019	1,000	1,240
5.125% due 07/09/2029	675	837
5.150% due 03/25/2020	1,000	1,232
5.750% due 12/07/2028	500	658
Federal Housing Administration
6.896% due 07/01/2020	767	752
7.000% due 11/25/2019	155	152
7.430% due 10/01/2022 - 01/01/2024	280	277
Financing Corp.
0.000% due 09/26/2019	2,500	2,217
Freddie Mac
0.642% due 01/15/2033	197	198
0.742% due 04/15/2029 - 12/15/2032	211	212
0.792% due 06/15/2031	89	90
1.250% due 09/15/2021	32	33
1.315% due 10/25/2044	5,326	5,346
1.380% due 10/25/2023	60	59
1.526% due 07/25/2044	1,421	1,478
2.250% due 05/01/2022	5	5
2.256% due 10/01/2026	21	21
2.262% due 01/01/2028	64	68
2.271% due 01/01/2028	19	21
2.325% due 09/01/2027	32	32
2.340% due 06/01/2022	4	4
2.369% due 02/01/2028	55	55
2.375% due 01/13/2022	6,600	6,794
2.582% due 12/01/2024	41	43
4.000% due 09/15/2030	22	22
4.500% due 02/15/2035 - 07/15/2035	14,255	15,659
5.000% due 02/15/2032 - 07/15/2033	4,240	4,406
5.500% due 07/15/2033 - 06/15/2035	5,476	6,929
5.625% due 11/23/2035	19,400	22,026
6.000% due 05/15/2028 - 09/15/2029	132	147
6.250% due 09/15/2023 - 07/15/2032	1,647	1,703
6.500% due 08/01/2022 - 10/25/2043	1,346	1,485
7.000% due 07/15/2022 - 01/15/2024	367	422
Ginnie Mae
1.194% due 03/20/2031	597	608
1.625% due 11/20/2021 - 01/20/2028	528	547
2.000% due 02/20/2017 - 10/20/2026	48	50
2.375% due 04/20/2017 - 05/20/2030	583	606
2.500% due 09/20/2017 - 05/20/2032	304	317
3.000% due 12/20/2017 - 06/20/2021	45	46
3.500% due 03/20/2021	10	11
6.000% due 08/20/2033	3,415	4,092
6.500% due 08/20/2034 - 09/20/2034	38	44
7.000% due 03/16/2029	630	715
Israel Government AID Bond
0.000% due 05/15/2021 - 05/15/2023	19,158	15,266
5.500% due 12/04/2023 - 09/18/2033	3,300	4,460
NCUA Guaranteed Notes
0.610% due 11/06/2017	2,014	2,014
Overseas Private Investment Corp.
4.736% due 03/15/2022	3,299	3,876
Private Export Funding Corp.
5.000% due 12/15/2016	7,200	8,451
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 04/15/2030	70,200	54,233

Resolution Funding Corp. Strips
0.000% due 10/15/2028 - 04/15/2029	12,439	7,799
Small Business Administration
5.240% due 08/01/2023	3,163	3,523
Tennessee Valley Authority
4.625% due 09/15/2060	5,000	6,111
4.875% due 01/15/2048	11,700	14,752
5.375% due 04/01/2056	12,800	17,774
Tennessee Valley Authority Strips
0.000% due 05/01/2030	7,400	4,218

Total U.S. Government Agencies (Cost $256,451)		296,572

U.S. TREASURY OBLIGATIONS 82.4%
U.S. Treasury Bonds
3.000% due 05/15/2042	140,100	147,083
3.125% due 11/15/2041 (f)	63,200	68,068
3.500% due 02/15/2039	12,950	15,006
3.750% due 08/15/2041	5,900	7,128
4.250% due 11/15/2040 (f)(g)	131,000	171,671
4.375% due 11/15/2039 (e)	17,600	23,480
4.375% due 05/15/2041	54,200	72,509
4.500% due 05/15/2038 (f)	158,600	214,953
4.500% due 08/15/2039	130,900	177,881
4.625% due 02/15/2040	19,400	26,881
5.250% due 02/15/2029 (e)	10,800	15,250
5.375% due 02/15/2031	54,470	79,458
6.250% due 08/15/2023	96,400	140,142
6.250% due 05/15/2030	18,600	29,385
7.125% due 02/15/2023	8,800	13,468
U.S. Treasury Inflation Protected Securities (b)
3.375% due 04/15/2032	130	210
U.S. Treasury Strips
0.000% due 08/15/2023	38,300	30,991
0.000% due 05/15/2028	13,300	8,902
0.000% due 08/15/2028	5,000	3,379
0.000% due 11/15/2028	6,400	4,288
0.000% due 08/15/2029	9,100	5,960
0.000% due 08/15/2032	12,300	7,120
0.000% due 02/15/2033	20,400	11,597
0.000% due 05/15/2033	19,700	11,102
0.000% due 05/15/2034	800	435
0.000% due 11/15/2034	2,300	1,228
0.000% due 05/15/2037	2,400	1,175
0.000% due 02/15/2038	27,900	13,619
0.000% due 11/15/2039	14,100	6,458
0.000% due 05/15/2040	17,150	7,705
0.000% due 08/15/2040	27,800	12,358
0.000% due 02/15/2041	31,390	13,735

Total U.S. Treasury Obligations (Cost $1,298,514)		1,342,625

MORTGAGE-BACKED SECURITIES 2.8%
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
4.589% due 07/10/2043	202	208
5.451% due 01/15/2049	372	423
5.706% due 02/10/2051	551	580
Bear Stearns Adjustable Rate Mortgage Trust
2.897% due 02/25/2033	28	23
2.922% due 01/25/2034	179	178
2.956% due 02/25/2034	552	515
5.335% due 04/25/2033	87	88
Bear Stearns Alt-A Trust
2.879% due 09/25/2035	1,065	733
Bear Stearns Commercial Mortgage Securities
5.694% due 06/11/2050	1,120	1,298
5.746% due 09/11/2042	771	835
5.906% due 06/11/2040	963	1,033
Bear Stearns Mortgage Securities, Inc.
3.504% due 06/25/2030	5	5
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	59	60
5.886% due 11/15/2044	406	474
Commercial Mortgage Pass-Through Certificates
5.811% due 12/10/2049	513	602
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	1,183	674
0.455% due 05/25/2035	976	566
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035	316	196
0.565% due 03/25/2035	1,763	916
0.585% due 06/25/2035	1,142	977
6.000% due 10/25/2034	6,604	6,665
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033	573	548
6.500% due 04/25/2033	6	6

First Horizon Asset Securities, Inc.
2.541% due 12/25/2033	445	407
First Republic Mortgage Loan Trust
0.725% due 06/25/2030	115	110
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034	677	610
Greenwich Capital Commercial Funding Corp.
4.619% due 08/10/2042	218	223
5.381% due 03/10/2039	463	475
GS Mortgage Securities Corp.
1.103% due 03/06/2020	787	782
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.463% due 05/19/2035	798	503
0.483% due 03/19/2036	885	458
3.093% due 07/19/2035	968	797
Impac CMB Trust
0.745% due 10/25/2035	4,411	2,719
JPMorgan Chase Commercial Mortgage Securities Corp.
5.794% due 02/12/2051	574	668
5.882% due 02/15/2051	206	235
5.907% due 02/12/2049	751	816
5.924% due 02/12/2049	2,708	3,083
JPMorgan Mortgage Trust
2.852% due 07/25/2035	714	699
MASTR Asset Securitization Trust
5.500% due 09/25/2033	220	230
Merrill Lynch Floating Trust
0.779% due 07/09/2021	1,225	1,201
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	4,161	2,873
Residential Accredit Loans, Inc.
0.545% due 08/25/2035	773	461
0.645% due 01/25/2033	58	56
0.645% due 03/25/2033	211	191
6.000% due 06/25/2036	2,432	1,606
Sequoia Mortgage Trust
0.593% due 10/19/2026	39	36
0.594% due 07/20/2033	939	835
1.004% due 10/20/2027	26	24
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	2,451	1,519
Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2036	276	132
0.903% due 09/19/2032	33	30
1.083% due 10/19/2033	230	181
Structured Asset Securities Corp.
2.601% due 01/25/2032	2	2
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	448	434
5.090% due 07/15/2042	137	139
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	608	493
0.505% due 11/25/2045	60	48
0.555% due 01/25/2045	1,110	928
0.968% due 12/25/2046	1,046	754
1.147% due 02/25/2046	1,631	1,264
1.349% due 05/25/2041	84	77
1.547% due 06/25/2042	54	44
1.547% due 08/25/2042	36	29
2.640% due 08/25/2046	645	456
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	1,895	1,645

Total Mortgage-Backed Securities (Cost $53,813)		45,877

ASSET-BACKED SECURITIES 0.2%
Amortizing Residential Collateral Trust
0.785% due 06/25/2032	13	11
0.825% due 07/25/2032	23	18
Bear Stearns Asset-Backed Securities Trust
0.905% due 10/25/2032	119	103
1.245% due 11/25/2042	750	644
Carrington Mortgage Loan Trust
0.565% due 10/25/2035	195	189
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033	30	25
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036	22	8
Home Equity Mortgage Trust
0.425% due 05/25/2036	857	824
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70
Massachusetts Educational Financing Authority
1.416% due 04/25/2038	850	851

SACO, Inc.
1.005% due 11/25/2035	509	462
Soundview Home Equity Loan Trust
0.305% due 11/25/2036	221	61
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036	178	114

Total Asset-Backed Securities (Cost $3,819)		3,380

SHORT-TERM INSTRUMENTS 5.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	2,265	2,265

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $2,316. Repurchase proceeds are $2,265.)
U.S. TREASURY BILLS 0.1%
0.170% due 05/02/2013 - 05/30/2013 (a)(d)	1,290	1,288

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.3%
PIMCO Short-Term Floating NAV Portfolio	8,550,831	85,679

Total Short-Term Instruments (Cost $89,239)		89,232

PURCHASED OPTIONS (i) 0.6%		10,555
(Cost $10,614)

Total Investments 113.3% (Cost $1,769,741)		$1,846,962
Written Options (j) (0.1%) (Premiums $1,978)		(1,172)
Other Assets and Liabilities (Net) (13.2%)		(215,364)

Net Assets 100.0%		$1,630,426

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $1,288 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(e)	Securities with an aggregate market value of $815 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	On June 30, 2012, securities valued at $84,515 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.250%	06/27/2012	07/27/2012	$16,696	$(16,697)
	0.270%	06/22/2012	08/22/2012	6,402	(6,402)
RDR	0.260%	06/19/2012	07/10/2012	54,835	(54,839)
	0.270%	06/25/2012	07/23/2012	7,736	(7,737)

					$(85,675)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $61,479 at a weighted average interest rate of 0.201%.

(g) Securities with an aggregate market value of $1,301 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
Volatility S&P 500 Index September Futures	Short	09/2012	140	$302

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid	Unrealized Appreciation
Bank of America Corp.	CBK	(1.000%	)	12/20/2016	2.581%	$5,000	$324	$204	$120
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	1.020%	5,000	63	0	63
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.639%	3,000	161	0	161
International Lease Finance Corp.	GST	(0.200%	)	03/20/2013	1.885%	2,900	35	0	35
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.617%	3,000	37	0	37

							$620	$204	$416

Credit Default Swaps on Corporate Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums (Received)	Unrealized Appreciation
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%	$1,900	$(1)	$(84)	$83

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$12,000	$29	$0

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$2,700	$238	$220
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	4,600	389	358
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	2,700	236	220
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	1,200	102	93
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	2,700	239	220
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	3,900	330	304
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	4,700	397	366
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012	78,000	8,654	8,774

					$10,585	$10,555

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(j)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$12,000	$68	$(2)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	47,100	353	(770)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	47,100	1,006	(293)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	35,600	334	(69)

							$1,761	$(1,134)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$8,000	$66	$(12)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	16,800	151	(26)

						$217	$(38)

(k) Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	08/01/2042	$4,000	$4,283	$(4,289)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$34,288	$0	$34,288
Industrials	0	6,865	0	6,865
Municipal Bonds & Notes
California	0	10,315	0	10,315
Connecticut	0	752	0	752
New York	0	5,509	0	5,509
Puerto Rico	0	287	0	287
Texas	0	705	0	705
U.S. Government Agencies	0	293,377	3,195	296,572
U.S. Treasury Obligations	0	1,342,625	0	1,342,625
Mortgage-Backed Securities	0	45,877	0	45,877
Asset-Backed Securities	0	3,380	0	3,380
Short-Term Instruments
Repurchase Agreements	0	2,265	0	2,265
U.S. Treasury Bills	0	1,288	0	1,288
PIMCO Short-Term Floating NAV Portfolio	85,679	0	0	85,679
Purchased Options
Interest Rate Contracts	0	0	10,555	10,555
	$85,679	$1,747,533	$13,750	$1,846,962

Short Sales, at value	$0	$(4,289)	$0	$(4,289)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	499	0	499
Equity Contracts	302	0	0	302
	$302	$499	$0	$801

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(1,134)	$(38)	$(1,172)

Totals	$85,981	$1,742,609	$13,712	$1,842,302

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$3,400	$0	$(206)	$0	$0	$1	$0	$0	$3,195	$(1)
Purchased Options
Interest Rate Contracts	0	10,585	0	0	0	(30)	0	0	10,555	(30)

	$3,400	$10,585	$(206)	$0	$0	$(29)	$0	$0	$13,750	$(31)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(40)	$0	$0	$0	$0	$2	$0	$0	$(38)	$3

Totals	$3,360	$10,585	$(206)	$0	$0	$(27)	$0	$0	$13,712	$(28)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,179	Benchmark Pricing	Base Price	98.20 - 98.75
	2,016	Third Party Vendor	Broker Quote	100.03
Purchased Options
Interest Rate Contracts	10,555	Indicative Market Quotations	Broker Quote	7.79 - 11.25
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(38)	Indicative Market Quotations	Broker Quote	0.15 - 0.16

Total	$13,712

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.9%
Charter Communications, Inc.
3.500% due 09/06/2016	$6,448	$6,406
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014	3,000	2,962
HCA, Inc.
1.495% due 11/17/2012	1,253	1,252
2.495% due 11/17/2013	71,900	71,623
2.745% due 05/02/2016	24,375	23,938
3.711% due 03/31/2017	7,300	7,108
Novelis, Inc.
4.000% due 03/10/2017	22,261	21,885
Springleaf Finance Corp.
5.500% due 05/10/2017	43,000	40,604
SunGard Data Systems, Inc.
1.991% - 1.995% due 02/28/2014	45	45
Vodafone Americas Finance
6.250% due 07/24/2016	13,510	13,712
West Corp.
2.620% - 2.842% due 10/24/2013	13	13

Total Bank Loan Obligations (Cost $191,526)		189,548

CORPORATE BONDS & NOTES 18.4%
BANKING & FINANCE 13.7%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	19,100	19,876
Ally Financial, Inc.
2.667% due 12/01/2014	9,161	8,759
3.868% due 06/20/2014	1,300	1,294
4.500% due 02/11/2014	10,300	10,467
5.900% due 10/15/2019	18	16
6.000% due 02/15/2019	591	544
6.000% due 03/15/2019	2,865	2,663
6.050% due 08/15/2019	21	19
6.050% due 10/15/2019	951	873
6.100% due 09/15/2019	490	456
6.150% due 03/15/2016	531	508
6.250% due 12/15/2018	933	872
6.300% due 03/15/2016	185	178
6.400% due 12/15/2018	208	197
6.500% due 09/15/2016	210	203
6.500% due 10/15/2016	40	39
6.500% due 06/15/2018	1,215	1,162
6.500% due 11/15/2018	1,010	956
6.500% due 12/15/2018	843	799
6.600% due 05/15/2018	821	780
6.600% due 06/15/2019	38	36
6.650% due 04/15/2016	195	189
6.650% due 06/15/2018	97	94
6.650% due 10/15/2018	809	772
6.700% due 08/15/2016	100	97
6.700% due 06/15/2018	1,592	1,515
6.700% due 11/15/2018	562	538
6.750% due 12/01/2014	5,478	5,788
6.750% due 08/15/2016	2,172	2,102
6.750% due 09/15/2016	10	10
6.750% due 11/15/2016	25	25
6.750% due 03/15/2018	100	96
6.750% due 07/15/2018	500	481
6.750% due 09/15/2018	147	141
6.750% due 10/15/2018	50	48
6.750% due 11/15/2018	175	168
6.750% due 06/15/2019	75	72
6.800% due 09/15/2016	71	69
6.800% due 09/15/2018	824	784
6.800% due 10/15/2018	321	308
6.850% due 04/15/2016	389	378
6.875% due 08/15/2016	35	34
6.875% due 07/15/2018	835	804
6.900% due 07/15/2018	256	249
6.900% due 08/15/2018	156	152
7.000% due 07/15/2016	10	10
7.000% due 02/15/2018	506	490
7.000% due 03/15/2018	288	281
7.000% due 05/15/2018	1,141	1,104
7.000% due 08/15/2018	160	156
7.000% due 09/15/2018	956	926

7.050% due 03/15/2018		345	334
7.050% due 04/15/2018		374	362
7.150% due 09/15/2018		319	311
7.250% due 06/15/2016		178	174
7.250% due 01/15/2018		608	593
7.250% due 04/15/2018		100	98
7.250% due 08/15/2018		1,856	1,805
7.250% due 01/15/2025		3,495	3,390
7.300% due 01/15/2018		6,579	6,411
7.500% due 06/15/2016		117	115
7.500% due 12/15/2017		590	573
8.300% due 02/12/2015		5,000	5,462
American Express Bank FSB
5.500% due 04/16/2013		31,600	32,786
5.550% due 10/17/2012		8,500	8,620
American Express Credit Corp.
1.750% due 06/12/2015		1,000	1,012
5.875% due 05/02/2013		6,100	6,356
7.300% due 08/20/2013		14,300	15,294
American International Group, Inc.
4.250% due 05/15/2013		7,815	7,979
4.900% due 06/02/2014	CAD	500	504
5.050% due 10/01/2015		$36,300	38,570
5.600% due 10/18/2016		1,900	2,069
6.765% due 11/15/2017	GBP	27,880	47,661
ANZ National International Ltd.
6.200% due 07/19/2013		$61,100	64,078
AvalonBay Communities, Inc.
6.125% due 11/01/2012		37	38
Banco Bradesco S.A.
2.566% due 05/16/2014		90,600	90,530
Banco do Brasil S.A.
4.500% due 01/22/2015		5,500	5,844
Banco Santander Chile
2.875% due 11/13/2012		600	601
3.750% due 09/22/2015		45,200	45,439
Bank of America Corp.
0.727% due 10/14/2016		37,400	33,100
0.797% due 08/15/2016		12,300	10,449
1.886% due 01/30/2014		5,500	5,445
4.000% due 03/28/2018	EUR	1,250	1,325
4.875% due 09/15/2012		$2,350	2,364
6.500% due 08/01/2016		15,575	17,125
7.375% due 05/15/2014		27,100	29,160
Bank of America N.A.
0.748% due 06/15/2016		2,300	2,033
Bank of Montreal
1.300% due 10/31/2014		18,700	18,966
1.950% due 01/30/2018		70,000	72,156
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		20,200	21,339
Barclays Bank PLC
1.966% due 01/28/2015		13,000	12,992
BBVA Bancomer S.A.
4.500% due 03/10/2016		10,050	10,150
7.250% due 04/22/2020		3,300	3,407
Bear Stearns Cos. LLC
0.857% due 11/21/2016		10,000	9,542
BNP Paribas S.A.
0.869% due 04/08/2013		10,500	10,412
1.369% due 01/10/2014		25,700	25,174
BPCE S.A.
2.216% due 02/07/2014		3,700	3,659
2.375% due 10/04/2013		10,500	10,334
BRFkredit A/S
0.717% due 04/15/2013		1,400	1,400
Caledonia Generating LLC
1.950% due 02/28/2022 (b)		23,700	23,700
Citigroup Capital
8.300% due 12/21/2077		3,000	3,015
Citigroup, Inc.
0.738% due 06/09/2016		3,100	2,688
1.317% due 02/15/2013		13,500	13,503
1.919% due 01/13/2014		34,800	34,663
2.467% due 08/13/2013		4,300	4,331
3.625% due 11/30/2017	EUR	1,900	2,045
4.587% due 12/15/2015		$47,135	49,354
4.750% due 05/19/2015		1,200	1,261
4.750% due 02/10/2019	EUR	100	110
5.300% due 10/17/2012		$3,000	3,038
5.500% due 08/27/2012		1,600	1,610
5.500% due 04/11/2013		66,760	68,663
5.625% due 08/27/2012		8,200	8,249
5.850% due 07/02/2013		4,100	4,290
6.000% due 12/13/2013		580	610
6.010% due 01/15/2015		4,900	5,268
6.500% due 08/19/2013		11,700	12,263

CNA Financial Corp.
5.850% due 12/15/2014		38,500	41,334
Columbus International, Inc.
11.500% due 11/20/2014		5,000	5,375
Commonwealth Bank of Australia
0.848% due 12/10/2012		5,700	5,708
0.889% due 07/12/2013		5,600	5,623
Credit Agricole S.A.
1.916% due 01/21/2014		25,000	24,299
Credit Suisse
5.000% due 05/15/2013		9,745	10,051
DanFin Funding Ltd.
1.167% due 07/16/2013		49,300	49,490
Dexia Credit Local S.A.
2.750% due 01/10/2014		200	195
2.750% due 04/29/2014		26,900	26,415
Eksportfinans ASA
2.000% due 09/15/2015		11,300	10,122
2.375% due 05/25/2016		2,700	2,403
3.000% due 11/17/2014		6,000	5,688
5.500% due 06/26/2017		30,500	29,661
Export-Import Bank of India
2.611% due 03/30/2016		1,500	1,418
Export-Import Bank of Korea
2.268% due 03/21/2015		5,200	5,193
4.125% due 09/09/2015		2,000	2,130
5.875% due 01/14/2015		3,100	3,401
8.125% due 01/21/2014		107,200	117,302
FIH Erhvervsbank A/S
0.838% due 06/13/2013		31,900	31,913
First Horizon National Corp.
5.375% due 12/15/2015		15,600	16,477
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		20,000	20,179
7.000% due 10/01/2013		12,300	13,156
7.000% due 04/15/2015		12,300	13,701
8.000% due 06/01/2014		800	888
8.000% due 12/15/2016		3,600	4,269
8.700% due 10/01/2014		6,900	7,873
12.000% due 05/15/2015		5,000	6,250
GATX Financial Corp.
5.800% due 03/01/2016		1,200	1,285
General Electric Capital Corp.
0.598% due 06/20/2014		10,000	9,746
0.618% due 12/28/2018		800	695
1.278% due 12/20/2017		7,900	7,499
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		18,000	16,302
1.032% due 05/23/2016	EUR	2,100	2,416
1.466% due 07/29/2013		$500	498
1.466% due 02/07/2014		26,000	25,701
HBOS PLC
0.667% due 09/06/2017		28,300	20,659
HCP, Inc.
5.650% due 12/15/2013		725	766
Hospitality Properties Trust
6.300% due 06/15/2016		7,500	8,078
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,212
HSBC USA Capital Trust
8.380% due 05/15/2027		700	707
HSBC USA, Inc.
2.375% due 02/13/2015		12,600	12,753
Industrial Bank of Korea
3.750% due 09/29/2016		59,200	61,876
ING Bank NV
1.518% due 03/15/2013		17,800	17,810
1.868% due 06/09/2014		19,200	18,951
3.900% due 03/19/2014		22,700	23,836
International Lease Finance Corp.
5.000% due 09/15/2012		800	808
5.625% due 09/20/2013		7,330	7,532
5.875% due 05/01/2013		2,000	2,055
8.625% due 09/15/2015		2,000	2,217
Intesa Sanpaolo SpA
2.867% due 02/24/2014		30,500	28,654
IPIC GMTN Ltd.
4.875% due 05/14/2016	EUR	1,700	2,348
John Deere Capital Corp.
0.617% due 07/15/2013		$1,200	1,204
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	7,100	8,942
JPMorgan Chase Capital
1.416% due 01/15/2087		$11,100	7,536

KFW
1.875% due 01/14/2013		460	464
3.875% due 01/21/2019	EUR	8,200	11,919
4.375% due 07/04/2018		17,000	25,192
Korea Finance Corp.
3.250% due 09/20/2016		$8,000	8,239
Loews Corp.
5.250% due 03/15/2016		7,000	7,760
Macquarie Bank Ltd.
3.300% due 07/17/2014		7,000	7,367
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		2,184	2,424
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	10,000	12,082
0.980% due 01/31/2014		10,000	12,179
1.187% due 07/22/2014		9,500	11,458
1.228% due 09/15/2026		$10,600	7,582
5.450% due 02/05/2013		27,400	27,955
6.050% due 08/15/2012		400	402
8.950% due 05/18/2017		180	200
Metropolitan Life Global Funding
2.875% due 09/17/2012		200	201
5.125% due 04/10/2013		21,100	21,802
Monumental Global Funding Ltd.
5.500% due 04/22/2013		100	104
Morgan Stanley
0.947% due 10/15/2015		8,800	7,846
1.115% due 05/02/2014	EUR	10,000	12,059
1.177% due 01/16/2017		2,900	3,164
1.446% due 04/29/2013		$7,600	7,496
2.066% due 01/24/2014		7,800	7,585
2.967% due 05/14/2013		26,400	26,371
5.750% due 10/18/2016		7,600	7,812
6.250% due 08/28/2017		33,700	34,838
National Australia Bank Ltd.
5.350% due 06/12/2013		17,200	17,925
National Bank of Canada
1.500% due 06/26/2015		7,500	7,530
National City Bank
0.818% due 12/15/2016		8,090	7,650
0.838% due 06/07/2017		12,450	11,664
Nationwide Building Society
2.500% due 08/17/2012		32,800	32,883
4.650% due 02/25/2015		2,600	2,694
Nationwide Life Global Funding
5.450% due 10/02/2012		700	705
New York Life Global Funding
4.650% due 05/09/2013		2,000	2,064
NRW Bank
0.867% due 08/24/2012		600	600
Pacific Life Global Funding
5.150% due 04/15/2013		100,278	103,765
PNC Preferred Funding Trust
2.118% due 03/15/2017 (e)		11,300	8,516
Preferred Term Securities Ltd.
1.018% due 03/24/2034		1,532	934
Pricoa Global Funding
0.661% due 09/27/2013		15,470	15,412
Principal Life Income Funding Trusts
5.300% due 04/24/2013		3,200	3,320
Prudential Covered Trust
2.997% due 09/30/2015		38,800	39,451
Qatari Diar Finance QSC
3.500% due 07/21/2015		65,300	68,663
5.000% due 07/21/2020		1,000	1,125
Regions Financial Corp.
7.750% due 11/10/2014		10,300	11,150
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		4,700	3,680
4.875% due 08/25/2014		51,400	52,879
5.000% due 05/17/2015		29,867	30,330
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		500	525
SLM Corp.
0.766% due 01/27/2014		3,000	2,867
0.992% due 06/17/2013	EUR	8,000	9,871
3.125% due 09/17/2012		700	887
5.000% due 10/01/2013		$445	461
5.000% due 04/15/2015		20,735	21,032
5.050% due 11/14/2014		12,200	12,628
5.125% due 08/27/2012		400	401
5.375% due 01/15/2013		15,425	15,753
5.375% due 05/15/2014		19,000	19,737
6.250% due 01/25/2016		46,100	48,635
SLM Corp. CPI Linked Bond
4.004% due 11/01/2013		2,946	2,922
4.851% due 06/15/2013		2,000	1,982

Sparebank Boligkreditt A/S
1.250% due 10/25/2014		48,300	48,558
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	6,000	7,292
4.125% due 11/29/2013		20,500	23,089
4.875% due 07/15/2012		$200	200
5.375% due 10/01/2012		15,484	15,387
5.850% due 06/01/2013		2,515	2,427
5.900% due 09/15/2012		335	335
6.900% due 12/15/2017		1,125	903
Standard Chartered PLC
1.417% due 05/12/2014		9,300	9,296
Suncorp-Metway Ltd.
1.967% due 07/16/2012		5,000	5,003
Swedbank AB
2.900% due 01/14/2013		15,000	15,190
Tayarra Ltd.
3.628% due 02/15/2022		21,654	23,397
TECO Finance, Inc.
6.750% due 05/01/2015		6,000	6,818
UBS AG
1.466% due 01/28/2014		24,600	24,476
2.250% due 08/12/2013		26,400	26,490
Wachovia Corp.
0.738% due 06/15/2017		1,100	1,063
0.837% due 10/15/2016		46,970	44,691
5.500% due 05/01/2013		15,775	16,395
Waha Aerospace BV
3.925% due 07/28/2020		68,935	72,004
WCI Finance LLC
5.400% due 10/01/2012		3,500	3,535
Wells Fargo & Co.
1.500% due 07/01/2015		10,000	10,016
Westpac Banking Corp.
0.658% due 12/14/2012		10,000	10,005
2.250% due 11/19/2012		1,000	1,007
3.585% due 08/14/2014		1,800	1,899

			2,941,998

INDUSTRIALS 3.1%
American Airlines, Inc.
10.500% due 10/15/2012 ^		9,500	10,189
Amgen, Inc.
1.875% due 11/15/2014		5,000	5,081
AstraZeneca PLC
5.400% due 09/15/2012		25	25
AutoZone, Inc.
5.750% due 01/15/2015		12,900	14,220
Barry Callebaut Services NV
6.000% due 07/13/2017	EUR	1,250	1,803
Black & Decker Corp.
8.950% due 04/15/2014		$3,600	4,066
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		3,693	3,870
Canadian Natural Resources Ltd.
5.450% due 10/01/2012		2,000	2,023
Caterpillar, Inc.
0.637% due 05/21/2013		37,850	37,980
Colorado Interstate Gas Co. LLC
5.950% due 03/15/2015		4,260	4,536
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		7,752	8,173
Comcast Corp.
5.850% due 11/15/2015		2,100	2,411
Comcast Holdings Corp.
10.625% due 07/15/2012		2,420	2,426
Computer Sciences Corp.
5.500% due 03/15/2013		3,000	3,082
Continental Airlines, Inc.
6.750% due 09/15/2015		3,250	3,356
COX Communications, Inc.
4.625% due 06/01/2013		5,000	5,177
5.450% due 12/15/2014		2,600	2,863
CSX Corp.
7.900% due 05/01/2017		17,000	21,201
Daimler Finance North America LLC
1.668% due 09/13/2013		1,400	1,409
6.500% due 11/15/2013		23,900	25,630
Delta Air Lines, Inc.
9.500% due 09/15/2014		2,032	2,156
Desarrolladora Homex S.A.B. de C.V.
9.500% due 12/11/2019		1,000	1,050
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		4,000	4,176

DISH DBS Corp.
6.625% due 10/01/2014		1,600	1,724
7.000% due 10/01/2013		24,450	25,795
Dow Chemical Co.
6.000% due 10/01/2012		23,025	23,305
Energy Transfer Partners LP
6.000% due 07/01/2013		1,090	1,137
Enterprise Products Operating LLC
5.650% due 04/01/2013		1,000	1,032
EOG Resources, Inc.
1.216% due 02/03/2014		94,500	95,338
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		25,300	26,307
Fresenius Finance BV
5.500% due 01/31/2016	EUR	2,300	3,103
Fresenius U.S. Finance, Inc.
8.750% due 07/15/2015		500	742
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$20,500	21,528
Gerdau Holdings, Inc.
7.000% due 01/20/2020		2,000	2,240
GTL Trade Finance, Inc.
7.250% due 10/20/2017		2,000	2,250
HCA, Inc.
6.500% due 02/15/2020		7,500	8,147
9.875% due 02/15/2017		8,369	9,122
Hewlett-Packard Co.
0.747% due 05/24/2013		500	499
0.867% due 05/30/2014		4,600	4,562
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		29,500	30,448
Intuit, Inc.
5.750% due 03/15/2017		17,000	19,484
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012		600	606
Kraft Foods, Inc.
2.625% due 05/08/2013		21,900	22,230
5.250% due 10/01/2013		3,575	3,764
6.000% due 02/11/2013		18,492	19,063
Lennar Corp.
5.500% due 09/01/2014		8,800	9,196
Masco Corp.
5.850% due 03/15/2017		3,000	3,149
MGM Resorts International
10.375% due 05/15/2014		6,200	7,021
13.000% due 11/15/2013		2,600	2,977
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021		3,592	3,678
Olin Corp.
6.750% due 06/15/2016		15,000	15,937
PACCAR, Inc.
6.875% due 02/15/2014		19,900	21,836
Pearson Dollar Finance PLC
5.500% due 05/06/2013		4,200	4,351
Pemex Project Funding Master Trust
5.750% due 03/01/2018		500	568
7.500% due 12/18/2013	GBP	500	841
Rockies Express Pipeline LLC
6.250% due 07/15/2013		$3,500	3,614
RZD Capital Ltd.
7.487% due 03/25/2031	GBP	2,800	4,511
SABIC Capital BV
3.000% due 11/02/2015		$2,300	2,364
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		59,600	60,783
Steel Dynamics, Inc.
7.375% due 11/01/2012		3,700	3,746
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013		5,095	4,994
Telesat LLC
12.500% due 11/01/2017		4,200	4,704
Time Warner Cable, Inc.
5.400% due 07/02/2012		3,513	3,513
Total Capital Canada Ltd.
0.557% due 05/13/2013		3,000	3,003
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012		2,855	2,862
Tyco Electronics Group S.A.
6.000% due 10/01/2012		10,972	11,114
UAL Pass-Through Trust
10.400% due 05/01/2018		1,238	1,413
Union Pacific Corp.
5.450% due 01/31/2013		948	974
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020		1,000	1,055

UST LLC
6.625% due 07/15/2012	2,000	2,003
Vivendi S.A.
2.400% due 04/10/2015	2,100	2,081
Volkswagen International Finance NV
1.071% due 04/01/2014	2,900	2,896
Wynn Las Vegas LLC
7.875% due 11/01/2017	1,400	1,547

		676,060

UTILITIES 1.6%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020	2,100	2,184
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	1,700	1,798
7.700% due 08/07/2013	89,600	94,961
8.700% due 08/07/2018	100	125
Appalachian Power Co.
5.650% due 08/15/2012	1,400	1,408
Arizona Public Service Co.
5.800% due 06/30/2014	1,265	1,379
AT&T, Inc.
4.850% due 02/15/2014	13,034	13,891
Carolina Power & Light Co.
6.500% due 07/15/2012	3,235	3,240
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	2,700	3,156
CMS Energy Corp.
1.417% due 01/15/2013	3,100	3,108
Dominion Resources, Inc.
5.000% due 03/15/2013	12,610	12,985
Duke Energy Corp.
3.950% due 09/15/2014	2,100	2,231
5.650% due 06/15/2013	1,000	1,045
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013	44,800	47,256
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,900	2,135
10.500% due 03/25/2014	8,000	8,987
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015	775	816
Majapahit Holding BV
8.000% due 08/07/2019	5,000	6,050
NRG Energy, Inc.
8.250% due 09/01/2020	4,000	4,160
PSEG Power LLC
5.000% due 04/01/2014	2,000	2,126
Public Service Electric & Gas Co.
5.375% due 09/01/2013	5,000	5,257
Qtel International Finance Ltd.
3.375% due 10/14/2016	31,600	32,911
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	3,000	3,244
5.832% due 09/30/2016	8,995	9,659
Shell International Finance BV
3.100% due 06/28/2015	69,400	74,105
Virginia Electric and Power Co.
4.750% due 03/01/2013	1,000	1,028
Vodafone Group PLC
5.000% due 12/16/2013	5,400	5,727

		344,972

Total Corporate Bonds & Notes (Cost $3,890,411)		3,963,030

CONVERTIBLE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Bristol-Myers Squibb Co.
0.000% due 09/15/2023	18,950	18,554
Transocean, Inc.
1.500% due 12/15/2037	3,300	3,300

Total Convertible Bonds & Notes (Cost $20,045)		21,854

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Irvine Ranch Water District Joint Powers Agency, California Revenue Bonds, Series 1998
7.705% due 03/15/2014	41,150	41,486

LOUISIANA 0.1%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	36,500	36,569

MINNESOTA 0.1%
Tobacco Securitization Authority, Minnesota Revenue Notes, Series 2011
2.643% due 03/01/2014	5,000	5,082
3.093% due 03/01/2015	7,000	7,228

		12,310

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	13,400	13,414

Total Municipal Bonds & Notes (Cost $103,304)		103,779

U.S. GOVERNMENT AGENCIES 66.0%
Fannie Mae
0.305% due 12/25/2036	3,239	3,215
0.365% due 06/25/2034	665	656
0.445% due 10/27/2037	107,500	106,912
0.595% due 03/25/2044	429	417
0.605% due 03/25/2037	1,169	1,171
0.625% due 07/25/2037	17,135	17,186
0.645% due 05/25/2031 - 09/25/2035	1,548	1,541
0.715% due 07/25/2037 - 12/25/2040	19,402	19,460
0.745% due 05/25/2039	17,291	17,335
0.845% due 05/25/2030	185	185
0.850% due 04/25/2022	7	7
0.895% due 05/25/2030	292	293
0.945% due 10/25/2037	23,388	23,584
0.969% due 11/01/2021	4,400	4,409
0.975% due 06/25/2040	4,398	4,424
0.985% due 03/25/2040	92,352	93,300
0.995% due 03/25/2038 - 01/25/2040	56,882	57,505
1.095% due 02/25/2040	16,061	16,201
1.125% due 04/27/2017	23,500	23,759
1.145% due 07/25/2039	14,969	15,146
1.250% due 01/30/2017	66,000	67,145
1.353% due 07/01/2042 - 07/01/2044	1,709	1,728
1.403% due 09/01/2041	117	120
1.433% due 03/01/2035	836	855
1.450% due 01/01/2021	17	17
1.553% due 10/01/2030 - 11/01/2039	1,075	1,107
1.646% due 11/01/2017	17	18
1.795% due 11/01/2018	2	2
1.872% due 07/01/2017	23	23
2.054% due 10/01/2034	2,497	2,622
2.129% due 03/01/2035	7,197	7,540
2.194% due 11/01/2034	904	953
2.220% due 10/01/2035	3,686	3,916
2.229% due 11/01/2027	30	31
2.278% due 08/01/2029	515	537
2.282% due 12/01/2033	237	251
2.300% due 03/01/2035	1,585	1,671
2.303% due 01/01/2035	5,482	5,777
2.310% due 06/01/2022	4	4
2.345% due 09/01/2035	202	214
2.380% due 04/01/2024	92	97
2.390% due 09/01/2035	4,448	4,739
2.431% due 02/01/2028	162	172
2.437% due 08/01/2035	6,036	6,431
2.450% due 08/01/2017	3	3
2.455% due 07/01/2035	3,872	4,128
2.456% due 07/01/2018	5	5
2.474% due 01/01/2024	75	80
2.485% due 07/01/2035	4,319	4,589
2.486% due 06/01/2017	5	5
2.498% due 11/01/2017	16	16
2.500% due 07/01/2017 - 08/01/2027	427,513	440,782
2.523% due 08/01/2035	1,635	1,740
2.577% due 04/01/2034	916	975
2.585% due 11/01/2023	18	18
2.594% due 05/01/2035	1,471	1,567
2.640% due 05/01/2035	3,086	3,301
2.714% due 10/01/2024	115	116
2.744% due 03/01/2024 - 09/01/2032	1,092	1,162
3.000% due 07/01/2027 - 07/01/2042	349,003	365,150
3.100% due 12/01/2017	12	13
3.152% due 06/01/2035	1,465	1,561
3.193% due 06/01/2035	887	947
3.264% due 07/25/2017	224	222

3.500% due 09/01/2013 - 08/01/2042	1,627,416	1,714,471
4.000% due 05/01/2013 - 08/01/2042	5,101,063	5,431,476
4.250% due 05/25/2033	3,637	3,955
4.409% due 02/01/2028	6	7
4.500% due 04/01/2013 - 08/01/2042	1,444,003	1,551,064
4.506% due 12/01/2036	158	167
4.515% due 01/01/2028	34	36
4.636% due 09/01/2034	145	157
5.000% due 02/13/2017 - 07/12/2042	892,529	971,411
5.069% due 04/01/2018	331	354
5.250% due 09/15/2016	900	1,066
5.251% due 11/01/2035	111	119
5.375% due 07/15/2016 - 06/12/2017	17,400	20,888
5.500% due 10/01/2017 - 07/01/2042	1,728,194	1,888,222
6.000% due 05/01/2016 - 08/01/2042	582,429	641,990
6.244% due 12/25/2042	2,699	3,109
6.255% due 02/25/2037 (a)	47,860	7,935
6.500% due 07/25/2023 - 03/01/2038	16,735	19,171
7.000% due 05/01/2026 - 04/01/2034	126	143
8.000% due 11/25/2023 - 11/01/2031	1,545	1,904
8.500% due 04/01/2025	95	116
8.800% due 01/25/2019	47	54
9.000% due 03/25/2021 - 04/25/2021	145	167
9.250% due 10/25/2018	2	3
9.500% due 03/25/2020 - 11/01/2025	395	470
10.000% due 08/01/2015 - 05/01/2022	1	1
10.500% due 07/01/2014 - 07/01/2021	1	1
11.000% due 11/01/2020	1	1
11.500% due 11/01/2019 - 02/01/2020	1	1
11.750% due 02/01/2016	3	3
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	59,335	61,741
Federal Housing Administration
7.430% due 10/01/2020 - 10/01/2023	2,085	2,058
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	23,239	23,234
0.505% due 08/25/2031	2,563	2,496
0.525% due 09/25/2031	4,433	4,089
0.542% due 05/15/2036	10,076	10,090
0.572% due 02/15/2037	949	950
0.582% due 02/15/2037	318	319
0.592% due 12/15/2030	1,033	1,033
0.642% due 06/15/2018	1,462	1,465
0.692% due 11/15/2030 - 12/15/2031	179	180
0.852% due 07/15/2037	707	712
0.942% due 08/15/2037	1,424	1,435
0.962% due 09/15/2037	16,134	16,273
1.000% due 03/08/2017 - 06/29/2017	112,900	113,636
1.092% due 12/15/2039	269	271
1.097% due 01/15/2038	19,787	20,008
1.200% due 10/15/2020	26	26
1.250% due 03/15/2021	15	15
1.526% due 07/25/2044	767	798
1.625% due 01/01/2017 - 03/01/2017	13	14
2.032% due 02/01/2020	95	96
2.200% due 10/01/2027	22	23
2.250% due 11/01/2022	166	176
2.339% due 06/01/2024	33	36
2.365% due 10/01/2023 - 11/01/2023	61	63
2.375% due 02/01/2023 - 10/01/2035	4,848	5,169
2.384% due 12/01/2022	28	30
2.450% due 09/01/2023	7	7
2.524% due 07/01/2027	50	53
2.560% due 01/01/2024	47	48
2.589% due 07/01/2035	68	72
2.689% due 08/01/2035	9,539	10,191
2.720% due 03/01/2035	3,710	3,966
2.735% due 04/01/2035	2,847	3,050
2.850% due 04/01/2035	5,042	5,387
2.863% due 03/01/2035	2,026	2,163
2.876% due 04/01/2035	850	907
3.003% due 03/01/2035	793	849
3.006% due 04/01/2035	1,656	1,777
3.081% due 02/01/2037	93	100
3.237% due 08/15/2032	384	401
3.750% due 03/27/2019	2,900	3,357
4.000% due 01/15/2024 (a)	1,321	111
4.000% due 08/01/2042	21,000	22,257
4.500% due 09/15/2018 - 08/01/2042	57,620	61,734
5.000% due 04/01/2013 - 07/01/2042	42,440	45,981
5.500% due 11/01/2013 - 01/01/2039	29,790	32,958
5.933% due 05/01/2037	250	271
6.000% due 02/01/2016 - 10/01/2035	3,312	3,578
6.228% due 07/15/2036 (a)	7,134	1,288
6.500% due 02/15/2014 - 07/25/2043	31,918	36,514
6.908% due 08/15/2036 (a)	32,361	5,357

7.000% due 01/01/2030 - 04/01/2032	39	45
7.500% due 07/15/2030	290	342
8.000% due 04/15/2021 - 12/01/2024	113	121
8.500% due 06/01/2022 - 11/01/2025	404	490
9.000% due 12/15/2020 - 08/01/2022	148	172
9.500% due 08/01/2016 - 09/01/2021	63	69
10.000% due 11/01/2016 - 05/15/2020	19	21
Ginnie Mae
0.793% due 12/16/2025	80	80
1.625% due 03/20/2017 - 07/20/2034	8,852	9,180
2.000% due 09/20/2024 - 07/20/2030	1,019	1,058
2.375% due 05/20/2022 - 05/20/2030	1,432	1,490
2.500% due 11/20/2026	6	6
3.000% due 04/20/2016	2	3
4.000% due 03/20/2019	14	15
5.000% due 06/20/2032	29	32
5.500% due 10/17/2022	50	55
6.500% due 01/15/2028	3	4
7.000% due 06/15/2024 - 06/15/2027	5	6
7.500% due 03/15/2022 - 09/15/2031	64	72
8.000% due 05/15/2016 - 06/20/2031	914	987
8.500% due 12/15/2021 - 05/15/2030	4	4
9.000% due 03/15/2017 - 09/15/2030	166	183
9.500% due 10/15/2016 - 06/15/2025	14	14
10.000% due 10/15/2013 - 11/15/2020	2	1
10.500% due 11/15/2019 - 02/15/2021	1	1
13.000% due 10/15/2013	1	1
Small Business Administration
4.310% due 04/01/2029	22,800	25,311
5.110% due 04/01/2025	503	562
5.640% due 04/01/2026	11,903	13,535
Vendee Mortgage Trust
6.500% due 05/15/2029	26,427	31,796

Total U.S. Government Agencies (Cost $14,066,404)		14,191,987

U.S. TREASURY OBLIGATIONS 17.9%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016 (g)(j)	1,072,505	1,117,583
0.125% due 01/15/2022	381,214	404,176
0.625% due 07/15/2021 (i)	142,410	158,898
1.125% due 01/15/2021	3,892	4,488
1.250% due 07/15/2020	2,426	2,823
1.375% due 01/15/2020	14,683	17,106
2.000% due 01/15/2026	5,796	7,416
2.125% due 01/15/2019	429	514
2.375% due 01/15/2027	1,340	1,804
U.S. Treasury Notes
0.625% due 05/31/2017 (h)	131,900	131,375
0.750% due 06/30/2017 (b)	341,900	342,461
0.875% due 12/31/2016	135,500	136,791
0.875% due 01/31/2017	379,100	382,595
0.875% due 02/28/2017	199,600	201,440
0.875% due 04/30/2017	394,900	398,170
1.000% due 03/31/2017	524,900	532,445

Total U.S. Treasury Obligations (Cost $3,834,642)		3,840,085

MORTGAGE-BACKED SECURITIES 5.1%
ABN AMRO Mortgage Corp.
5.500% due 01/25/2034	1,488	1,515
American Home Mortgage Assets LLC
0.455% due 10/25/2046	22,226	10,404
American Home Mortgage Investment Trust
2.237% due 09/25/2045	286	231
2.736% due 02/25/2045	102	88
Banc of America Funding Corp.
0.484% due 05/20/2035	5,909	4,249
0.525% due 07/25/2037	22,315	15,978
2.628% due 05/25/2035	1,101	1,125
2.643% due 02/20/2036	4,463	4,110
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	9,263	8,782
Banc of America Mortgage Securities, Inc.
2.762% due 09/25/2035	15,604	12,290
3.001% due 02/25/2035	814	748
3.120% due 05/25/2033	177	163
6.500% due 10/25/2031	1,465	1,547
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049	3,400	3,860
BCRR Trust
5.858% due 07/17/2040	1,450	1,478
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035	558	519
2.561% due 08/25/2033	3,364	3,409
2.570% due 03/25/2035	1,840	1,803

2.634% due 04/25/2033		3,042	2,934
2.729% due 01/25/2035		2,670	2,177
2.749% due 10/25/2036		3,328	2,129
2.786% due 08/25/2033		776	677
2.805% due 08/25/2035		8,018	5,437
2.814% due 01/25/2035		16	14
2.897% due 02/25/2033		513	431
2.922% due 01/25/2034		45	45
2.955% due 11/25/2030		48	49
3.078% due 03/25/2035		1,067	1,054
4.605% due 08/25/2035		51,157	41,652
5.267% due 03/25/2035		565	536
5.682% due 02/25/2033		314	312
Bear Stearns Alt-A Trust
2.673% due 04/25/2035		18,721	14,144
2.685% due 09/25/2034		1,291	1,039
2.879% due 09/25/2035		5,571	3,838
2.883% due 05/25/2035		718	585
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,500	1,620
5.471% due 01/12/2045		4,200	4,838
5.588% due 09/11/2042		1,855	1,859
7.000% due 05/20/2030		130	131
Bear Stearns Structured Products, Inc.
2.846% due 01/26/2036		11,190	6,662
CC Mortgage Funding Corp.
0.525% due 01/25/2035		1,888	1,503
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		168	158
2.580% due 10/25/2035		41	36
2.893% due 03/25/2034		2,458	2,247
2.974% due 03/25/2036		19,628	14,557
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		13,100	14,796
5.941% due 06/10/2046		57,000	64,430
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		9,463	5,390
0.525% due 02/25/2037		11,070	5,947
0.645% due 06/25/2036 ^		1,486	687
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035		3,164	2,004
2.610% due 02/20/2036		19,660	12,628
5.000% due 08/25/2019		2,005	2,065
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		1,166	871
2.712% due 10/25/2033		245	228
4.499% due 11/15/2037		1,600	1,612
4.873% due 06/25/2032		59	55
Credit Suisse Mortgage Capital Certificates
0.362% due 02/15/2022		7,368	6,711
5.448% due 01/15/2049		16,022	16,202
5.851% due 03/15/2039		1,400	1,544
DLJ Acceptance Trust
11.000% due 08/01/2019		32	37
EMF-NL
1.503% due 04/17/2041	EUR	702	880
1.603% due 04/17/2041		3,000	1,752
1.753% due 07/17/2041		7,300	5,866
Extended Stay America Trust
2.951% due 11/05/2027		$15,139	15,293
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		735	648
2.598% due 09/25/2035		1,490	1,086
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035		700	655
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		28	28
Granite Master Issuer PLC
0.344% due 12/20/2054		11,136	10,716
0.384% due 12/20/2054		63,625	61,226
0.423% due 12/17/2054		4,277	4,116
0.444% due 12/20/2054		43,478	41,838
0.504% due 12/20/2054		8,925	8,588
0.561% due 12/20/2054	EUR	9,753	11,884
0.581% due 12/20/2054		34,421	41,941
0.741% due 12/20/2054	GBP	5,531	8,288
0.746% due 12/17/2054		3,134	4,696
0.951% due 12/20/2054		11,185	16,727
Granite Mortgages PLC
1.298% due 09/20/2044		1,458	2,208
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$216	214
0.325% due 01/25/2047 ^		55	55
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	540
5.444% due 03/10/2039		6,800	7,573
6.071% due 07/10/2038		300	343

GS Mortgage Securities Corp.
1.103% due 03/06/2020		9,204	9,148
1.260% due 03/06/2020		14,900	14,706
5.396% due 08/10/2038		9,197	9,865
GSR Mortgage Loan Trust
3.073% due 07/25/2035		2,669	1,941
5.159% due 11/25/2035		7,733	6,404
6.000% due 03/25/2032		149	156
Harborview Mortgage Loan Trust
3.091% due 07/19/2035		8,209	5,931
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	16,200	20,596
Imperial Savings Association
7.033% due 02/25/2018		$10	10
Indymac Index Mortgage Loan Trust
0.455% due 05/25/2046		4,128	2,582
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019		1,851	1,791
4.529% due 01/12/2037		104	104
5.050% due 12/12/2034		6,910	6,955
5.420% due 01/15/2049		2,285	2,569
5.708% due 03/18/2051		33,895	33,553
5.882% due 02/15/2051		4,400	5,021
6.009% due 06/15/2049 (h)		27,445	30,247
JPMorgan Mortgage Trust
2.721% due 08/25/2035		15,445	11,881
2.880% due 07/25/2035		1,291	1,256
2.889% due 04/25/2037		1,625	1,010
5.216% due 02/25/2036		18,303	13,722
LB-UBS Commercial Mortgage Trust
4.559% due 09/15/2027		769	772
5.713% due 09/15/2045		15,800	16,741
5.866% due 09/15/2045		6,455	7,436
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034		800	794
MASTR Asset Securitization Trust
5.500% due 09/25/2033		7,658	8,025
Merrill Lynch Mortgage Trust
4.467% due 10/12/2041		103	103
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		9,400	10,275
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		1,389	1,162
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049		18,825	21,906
Morgan Stanley Mortgage Loan Trust
0.515% due 11/25/2035		4,999	4,321
0.565% due 01/25/2035		2,467	1,931
2.585% due 08/25/2034		1,343	1,240
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		11,900	12,999
MortgageIT Trust
0.565% due 02/25/2035		2,432	2,042
Newgate Funding PLC
1.262% due 12/15/2050	EUR	2,500	2,656
Opera Finance PLC
1.243% due 04/25/2017	GBP	8,992	13,047
Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035		$13,765	9,810
Paine Webber CMO Trust
8.950% due 07/01/2018		5	6
Permanent Master Issuer PLC
2.457% due 07/15/2042	EUR	3,600	4,602
Prime Mortgage Trust
0.645% due 02/25/2019		$160	157
0.645% due 02/25/2034		2,408	2,176
RBSCF Trust
5.331% due 02/16/2044		5,000	5,117
6.068% due 02/17/2051		10,000	9,523
Resecuritization Mortgage Trust
0.495% due 04/26/2021		23	22
Residential Funding Mortgage Securities, Inc.
5.250% due 01/25/2036		344	314
Sears Mortgage Securities
12.000% due 02/25/2014		1	1
Silverstone Master Issuer PLC
2.016% due 01/21/2055		10,000	10,089
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		435	444
Structured Adjustable Rate Mortgage Loan Trust
2.740% due 02/25/2034		174	169
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		215	117
0.525% due 02/25/2036		4,910	2,697
0.903% due 09/19/2032		4,279	3,869
0.903% due 10/19/2034		445	397
9.117% due 06/25/2029		346	365

Structured Asset Securities Corp.
2.601% due 01/25/2032		103	77
2.712% due 06/25/2033		435	406
Suntrust Adjustable Rate Mortgage Loan Trust
2.956% due 01/25/2037		6,316	4,900
Thornburg Mortgage Securities Trust
2.286% due 12/25/2045		15,263	12,426
2.312% due 10/25/2045		19,792	16,118
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		34,028	31,701
0.332% due 09/15/2021		14,135	13,700
4.380% due 10/15/2041		763	763
5.421% due 04/15/2047		13,162	13,626
5.509% due 04/15/2047		6,200	6,812
5.572% due 10/15/2048		16,500	18,358
5.922% due 06/15/2049		1,712	1,764
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		2,718	2,164
0.515% due 12/25/2045		8,588	6,832
0.535% due 10/25/2045		214	172
0.555% due 01/25/2045		250	209
0.558% due 11/25/2034		9,931	8,346
0.898% due 01/25/2047		6,987	4,667
1.158% due 08/25/2046		175	113
1.347% due 11/25/2042		1,234	1,066
1.547% due 06/25/2042		2,011	1,637
1.547% due 08/25/2042		1,788	1,446
2.390% due 02/27/2034		112	112
2.390% due 01/25/2047		4,749	3,670
2.451% due 12/25/2035		248	244
2.466% due 01/25/2036		928	806
2.578% due 03/25/2034		2,426	2,416
2.640% due 09/25/2046		152	116
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033		25	21
2.502% due 02/25/2033		122	114
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 02/25/2035		1,201	1,121
2.614% due 03/25/2035		968	932
2.616% due 01/25/2035		4,400	3,961
2.622% due 03/25/2036		20,340	17,943
2.629% due 07/25/2036		15,906	11,839
2.659% due 04/25/2036		3,222	2,675
2.666% due 04/25/2036		501	409
4.694% due 12/25/2033		1,659	1,676
5.500% due 12/25/2035		741	746

Total Mortgage-Backed Securities (Cost $1,110,533)			1,096,208

ASSET-BACKED SECURITIES 2.7%
Academic Loan Funding Trust
1.044% due 12/27/2022		3,800	3,804
Access Group, Inc.
1.766% due 10/27/2025		695	700
Accredited Mortgage Loan Trust
0.485% due 09/25/2035		673	640
0.595% due 04/25/2035		9,336	8,478
Ameriquest Mortgage Securities, Inc.
0.548% due 11/25/2034		7,267	6,930
0.715% due 01/25/2035		779	763
AMMC CDO
0.692% due 05/03/2018		14,212	13,998
Amortizing Residential Collateral Trust
0.785% due 06/25/2032		72	60
0.825% due 07/25/2032		744	600
Asset-Backed Securities Corp. Home Equity
0.475% due 05/25/2037		30,073	11,137
0.762% due 06/15/2031		4	4
AUTO ABS SRL
0.871% due 10/25/2020	EUR	1,937	2,438
Babson CLO Ltd.
0.787% due 11/15/2016		$18,928	18,714
0.838% due 06/15/2016		2,590	2,566
Bank of America Auto Trust
2.670% due 12/15/2016		4,000	4,049
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037		641	612
0.325% due 10/25/2036		680	629
0.745% due 06/25/2035		7,706	7,095
0.925% due 09/25/2035		1,704	1,609
1.245% due 10/25/2037		21,737	13,775
1.245% due 11/25/2042		989	850
1.445% due 03/25/2043		4,466	3,474

BNC Mortgage Loan Trust
0.365% due 11/25/2036		2,260	2,186
Callidus Debt Partners Fund Ltd.
0.726% due 04/17/2020		24,890	24,136
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		613	582
Centurion CDO Ltd.
0.836% due 01/30/2016		399	395
Citibank Omni Master Trust
2.992% due 08/15/2018		28,800	30,258
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046		14,626	12,669
Countrywide Asset-Backed Certificates
0.375% due 06/25/2047		7,644	7,244
0.425% due 09/25/2036		539	495
0.505% due 05/25/2036		2,981	2,868
Credit Suisse First Boston Mortgage Securities Corp.
0.945% due 07/25/2032		12	9
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		34,413	33,598
Educational Services of America, Inc.
1.395% due 09/25/2040		49,987	50,393
EFS Volunteer LLC
1.316% due 10/26/2026		1,632	1,630
Equifirst Mortgage Loan Trust
0.485% due 01/25/2034		721	639
First Franklin Mortgage Loan Asset-Backed Certificates
0.355% due 09/25/2036		134	134
0.525% due 10/25/2035		1,084	1,068
1.070% due 05/25/2034		5,587	4,304
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		3,900	3,957
Fremont Home Loan Trust
0.305% due 01/25/2037		330	305
Gallatin Funding Ltd.
0.717% due 08/15/2017		9,365	9,186
Global Senior Loan Index Fund
2.094% due 12/11/2023	EUR	7,900	9,119
GSAMP Trust
0.315% due 12/25/2036		$2,645	1,610
0.795% due 03/25/2034		3,661	3,602
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		19,952	19,394
Gulf Stream Sextant CLO Ltd.
0.697% due 08/21/2020		9,363	9,161
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	8,057	9,851
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$1,202	1,134
0.514% due 01/20/2035		1,954	1,825
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		75	26
Hyundai Capital Auto Funding Ltd.
1.243% due 09/20/2016		7,100	6,984
Landmark CDO Ltd.
0.767% due 06/01/2017		6,208	6,061
Leopard CLO BV
1.283% due 04/21/2020	EUR	10,534	12,818
Long Beach Mortgage Loan Trust
0.795% due 06/25/2035		$3,438	2,992
0.805% due 10/25/2034		597	492
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		1,336	1,337
Merrill Lynch Mortgage Investors, Inc.
0.445% due 08/25/2036		16,100	14,599
Mid-State Trust
4.864% due 07/15/2038		388	399
8.330% due 04/01/2030		7,012	7,058
Morgan Stanley ABS Capital
0.285% due 01/25/2037		67	67
Morgan Stanley Investment Management Croton Ltd.
0.727% due 01/15/2018		18,440	17,900
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		24	8
Nautique Funding Ltd.
0.717% due 04/15/2020		14,435	13,623
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		6,131	6,023
NYLIM Flatiron CLO Ltd.
0.796% due 10/20/2016		462	462
Octagon Investment Partners Ltd.
0.827% due 12/02/2016		390	386
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		239	243
RAAC Series
0.595% due 03/25/2034		1,144	1,077

Renaissance Home Equity Loan Trust
0.865% due 03/25/2034		3,475	2,892
0.945% due 08/25/2032		40	30
Residential Asset Securities Corp.
0.705% due 06/25/2031		3	2
Saxon Asset Securities Trust
0.565% due 09/25/2047		7,400	4,179
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		4,350	943
0.375% due 05/25/2037 ^		1,199	618
SLM Student Loan Trust
0.616% due 01/25/2021		4,824	4,818
0.636% due 04/27/2020		1,707	1,702
0.932% due 09/15/2021	EUR	3,517	4,353
0.966% due 10/25/2017		$10,185	10,217
0.981% due 10/25/2023	EUR	500	592
1.342% due 12/15/2021		$21,075	21,118
1.668% due 12/15/2033		781	774
1.892% due 12/15/2017		28,044	28,114
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		1,864	511
South Carolina Student Loan Corp.
1.017% due 03/01/2018		411	411
1.217% due 03/02/2020		900	898
1.467% due 09/03/2024		3,500	3,512
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		1,508	1,376
Structured Asset Securities Corp.
0.545% due 02/25/2035		2,224	2,143
0.595% due 08/25/2035		47	47
0.825% due 01/25/2033		499	428
4.930% due 01/25/2035		508	511
Summit Lake CLO Ltd.
0.697% due 02/24/2018		17,197	16,881
Venture CDO Ltd.
0.696% due 01/20/2022		30,500	28,753
0.987% due 11/26/2014		5,273	5,271
Wells Fargo Home Equity Trust
0.335% due 04/25/2037		1,117	1,089

Total Asset-Backed Securities (Cost $590,756)			579,415

SOVEREIGN ISSUES 5.9%
Banco Nacional de Desenvolvimento Economico e Social
6.369% due 06/16/2018		1,000	1,177
Hydro Quebec
2.000% due 06/30/2016		157,600	163,348
Indonesia Government International Bond
7.500% due 01/15/2016		1,400	1,622
Kommunalbanken A/S
1.375% due 06/08/2017		80,000	79,832
Korea Development Bank
0.747% due 11/22/2012		2,200	2,194
3.250% due 03/09/2016		74,100	76,885
4.000% due 09/09/2016		10,000	10,694
4.375% due 08/10/2015		2,000	2,137
5.300% due 01/17/2013		3,000	3,072
8.000% due 01/23/2014		16,900	18,481
Korea Housing Finance Corp.
4.125% due 12/15/2015		2,500	2,658
Mexico Government International Bond
2.500% due 12/10/2020 (d)	MXN	320,073	25,856
6.250% due 06/16/2016		551,000	43,542
Netherlands Government Bond
4.000% due 07/15/2018	EUR	15,500	22,434
4.000% due 07/15/2019		26,700	38,985
Province of Ontario
1.375% due 01/27/2014		$205,100	207,836
1.600% due 09/21/2016		500	510
3.000% due 07/16/2018		5,000	5,380
3.150% due 06/02/2022	CAD	148,400	150,609
3.200% due 09/08/2016		9,700	10,083
4.000% due 10/07/2019		$29,500	33,602
4.000% due 06/02/2021	CAD	116,850	127,178
4.200% due 03/08/2018		1,000	1,095
4.200% due 06/02/2020		2,300	2,536
4.300% due 03/08/2017		129,000	140,670
4.400% due 06/02/2019		2,600	2,895
Province of Quebec
2.750% due 08/25/2021		$10,400	10,788
4.250% due 12/01/2021	CAD	29,200	32,155
4.500% due 12/01/2017		6,400	7,081
4.500% due 12/01/2018		2,500	2,785
Republic of Korea
4.875% due 09/22/2014		$2,400	2,589
5.125% due 12/07/2016		3,900	4,403
5.750% due 04/16/2014		4,000	4,313

Russia Government International Bond
3.250% due 04/04/2017	14,600	14,728
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012	18,600	18,625
3.375% due 05/05/2014	4,200	4,371
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017	1,400	1,452

Total Sovereign Issues (Cost $1,253,056)		1,278,601

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032	428,000	642

Total Convertible Preferred Securities (Cost $0)		642

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
Citigroup, Inc.
6.150% due 12/15/2012	1,431,993	5,354
DG Funding Trust
2.829% due 07/30/2012 (e)	10,254	76,480
Farm Credit Bank
10.000% due 12/15/2020 (e)	38,600	45,017

Total Preferred Securities (Cost $153,779)		126,851

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.2%
CERTIFICATES OF DEPOSIT 2.3%
Abbey National Treasury Services PLC
1.572% due 04/25/2013	$100	98
1.824% due 06/10/2013	25,200	24,730
Banco do Brasil S.A.
0.000% due 08/15/2012	2,700	2,698
0.000% due 08/17/2012	50,000	49,951
0.000% due 06/28/2013	79,200	78,376
0.811% due 08/17/2012	52,900	52,848
Bank of Nova Scotia
0.865% due 10/18/2012	65,500	65,553
Intesa Sanpaolo SpA
2.375% due 12/21/2012	104,900	102,311
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	70,400	70,006
0.000% due 11/06/2012	50,000	50,003
0.000% due 11/13/2012	700	700
RBS Securities, Inc.
1.842% due 10/15/2012	6,100	6,112

		503,386

COMMERCIAL PAPER 0.0%
BP Capital Markets PLC
0.648% due 01/11/2013	500	499

REPURCHASE AGREEMENTS 0.9%
Credit Suisse Securities (USA) LLC
0.200% due 07/02/2012	131,900	131,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $135,007. Repurchase proceeds are $131,902.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	52,800	52,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $53,794. Repurchase proceeds are $52,801.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	6,616	6,616
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $6,750. Repurchase proceeds are $6,616.)

		191,316

SHORT-TERM NOTES 0.0%
Export-Import Bank of Korea
2.000% due 10/21/2012	2,700	2,705

Pacific Gas & Electric Co.
0.917% due 11/20/2012		6,500	6,511

			9,216

JAPAN TREASURY BILLS 7.6%
0.099% due 07/30/2012 - 09/24/2012 (c)	JPY	130,470,000	1,631,932

MEXICO TREASURY BILLS 0.6%
4.552% due 09/20/2012	MXN	1,740,000	129,131

U.S. TREASURY BILLS 0.0%
0.172% due 11/23/2012 - 06/27/2013 (c)(g)		$9,110	9,096

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 2.8%
PIMCO Short-Term Floating NAV Portfolio		61,067,050	611,892
PIMCO Short-Term Floating NAV Portfolio III		18,421	184

			612,076

Total Short-Term Instruments (Cost $3,095,219)			3,086,652

Total Investments 132.3% (Cost $28,309,675)			$28,478,652
Written Options (l) (0.0%) (Premiums $39,876)			(9,986)
Other Assets and Liabilities (Net) (32.3%)			(6,950,911)

Net Assets 100.0%			$21,517,755

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $31,124 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	On June 30, 2012, securities valued at $133,410 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	06/05/2012	04/30/2014	$2,043	$(2,042)
FOB	(0.150%)	06/29/2012	07/02/2012	131,900	(131,898)

					$(133,940)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $100,802 at a weighted average interest rate of 0.068%.

(i)	Securities with an aggregate market value of $161 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2015	286	$143

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $13,839 and cash of $3 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$693,700	$3,849	$7,346

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 147,500	$606	$610

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/(Received)	Unrealized (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%	$4,900	$113	$137	$(24)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%	5,600	130	164	(34)
Hospitality Properties Trust	BOA	(5.000%	)	06/20/2016	1.830%	7,500	(915)	(902)	(13)

							$(672)	$(601)	$(71)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%	$21,100	$867	$817	$50
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%	9,800	155	121	34
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%	9,800	155	111	44
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.162%	15,600	(86)	(203)	117
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.604%	20,000	104	0	104
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.368%	11,700	(200)	(254)	54
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%	1,800	(9)	(16)	7
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%	5,700	(131)	(88)	(43)
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%	19,800	(101)	(158)	57
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	75,000	(872)	(118)	(754)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.345%	13,000	(180)	(122)	(58)
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%	15,000	(346)	(239)	(107)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%	2,600	(13)	(41)	28
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%	5,000	(47)	(22)	(25)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%	33,500	(390)	(57)	(333)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%	20,000	(232)	(48)	(184)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%	32,800	(757)	(520)	(237)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%	25,000	(127)	(205)	78
Brazil Government International Bond	GST	1.000%	06/20/2017	1.492%	20,000	(462)	(284)	(178)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%	41,600	(211)	(339)	128
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%	21,300	(201)	(101)	(100)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%	65,100	(757)	(94)	(663)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%	11,100	(256)	(185)	(71)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%	6,000	(31)	(57)	26
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%	20,800	(480)	(322)	(158)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%	1,900	(10)	(18)	8
Caterpillar, Inc.	BRC	1.000%	09/20/2013	0.327%	10,000	86	93	(7)
China Government International Bond	BRC	1.000%	06/20/2017	1.152%	10,000	(69)	(137)	68
China Government International Bond	CBK	1.000%	06/20/2016	0.913%	17,400	64	174	(110)
China Government International Bond	FBF	1.000%	06/20/2017	1.152%	8,000	(56)	(108)	52
China Government International Bond	JPM	1.000%	06/20/2016	0.913%	35,500	132	364	(232)
China Government International Bond	UAG	1.000%	06/20/2016	0.913%	18,100	67	194	(127)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%	36,300	3	18	(15)
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.582%	27,100	(667)	(2,192)	1,525
Export-Import Bank of Korea	DUB	1.000%	12/20/2016	1.217%	12,000	(109)	(767)	658
France Government Bond	BRC	0.250%	06/20/2017	1.817%	38,800	(2,844)	(3,256)	412
France Government Bond	CBK	0.250%	12/20/2015	1.369%	7,500	(282)	(195)	(87)
France Government Bond	CBK	0.250%	09/20/2016	1.576%	28,800	(1,544)	(1,657)	113
France Government Bond	GST	0.250%	09/20/2016	1.576%	50,000	(2,681)	(1,749)	(932)
France Government Bond	HUS	0.250%	09/20/2016	1.576%	72,800	(3,903)	(2,786)	(1,117)
France Government Bond	HUS	0.250%	06/20/2017	1.817%	38,500	(2,821)	(3,214)	393
France Government Bond	JPM	0.250%	09/20/2016	1.576%	46,700	(2,504)	(2,955)	451
France Government Bond	MYC	0.250%	09/20/2016	1.576%	53,300	(2,857)	(1,864)	(993)
France Government Bond	UAG	0.250%	06/20/2016	1.516%	25,000	(1,209)	(526)	(683)
France Government Bond	UAG	0.250%	09/20/2016	1.576%	31,200	(1,672)	(1,960)	288
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.487%	300	(5)	(4)	(1)
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.581%	2,000	11	0	11
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%	16,600	787	0	787
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%	10,200	534	0	534
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%	11,100	11	(322)	333
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%	3,200	(22)	(75)	53
Japan Government International Bond	BOA	1.000%	09/20/2015	0.501%	100,000	1,634	1,653	(19)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%	19,400	296	331	(35)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	34,400	486	476	10
Japan Government International Bond	BPS	1.000%	09/20/2015	0.501%	25,000	408	413	(5)
Japan Government International Bond	BPS	1.000%	12/20/2015	0.568%	50,000	761	316	445
Japan Government International Bond	BRC	1.000%	03/20/2015	0.425%	25,800	412	146	266
Japan Government International Bond	BRC	1.000%	06/20/2015	0.466%	16,600	268	258	10
Japan Government International Bond	BRC	1.000%	12/20/2015	0.568%	20,400	311	358	(47)
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%	19,600	277	240	37
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%	53,600	856	516	340
Japan Government International Bond	GST	1.000%	06/20/2015	0.466%	10,000	161	150	11
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%	18,600	97	9	88
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	15,600	220	129	91
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%	19,100	291	326	(35)
Japan Government International Bond	MYC	1.000%	06/20/2016	0.676%	48,000	627	388	239
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%	20,400	107	(10)	117
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%	27,000	382	264	118
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%	19,400	296	311	(15)
Merrill Lynch & Co., Inc.	GST	1.000%	09/20/2012	1.454%	20,000	(14)	(222)	208
MetLife, Inc.	BRC	1.000%	09/20/2013	1.201%	10,000	(21)	(417)	396
MetLife, Inc.	CBK	1.000%	03/20/2016	2.585%	12,700	(700)	(260)	(440)
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%	10,000	(433)	(507)	74
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%	14,900	0	(115)	115
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%	32,200	(495)	(471)	(24)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%	44,400	(163)	(252)	89
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%	12,700	(196)	(184)	(12)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.010%	25,000	1	(205)	206
Mexico Government International Bond	HUS	1.000%	09/20/2015	1.010%	33,600	0	(260)	260
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%	4,100	(60)	(130)	70
NRG Energy, Inc.	GST	5.000%	03/20/2019	6.076%	2,800	(147)	(238)	91
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%	26,900	24	(234)	258
Petrobras International Finance Co.	HUS	1.000%	09/20/2012	0.766%	28,900	26	16	10
Petrobras International Finance Co.	JPM	1.000%	09/20/2015	1.472%	6,000	(87)	(171)	84
Republic of Germany	BRC	0.250%	06/20/2017	0.964%	43,000	(1,477)	(1,236)	(241)
Republic of Germany	CBK	0.250%	06/20/2017	0.964%	31,800	(1,092)	(994)	(98)
Republic of Germany	GST	0.250%	06/20/2017	0.964%	35,000	(1,201)	(1,003)	(198)
Republic of Korea	BRC	1.000%	06/20/2017	1.174%	7,500	(60)	(91)	31
Republic of Korea	HUS	1.000%	06/20/2017	1.174%	25,000	(200)	(296)	96
Republic of Korea	JPM	1.000%	06/20/2017	1.174%	10,000	(80)	(117)	37
Republic of Korea	UAG	1.000%	06/20/2017	1.174%	16,000	(128)	(188)	60
Russia Government International Bond	CBK	1.000%	03/20/2016	1.966%	31,400	(1,077)	(778)	(299)
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%	11,500	23	(139)	162
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%	800	2	(9)	11
Toyota Motor Credit Corp.	BOA	1.000%	06/20/2014	0.652%	10,000	72	76	(4)
Toyota Motor Credit Corp.	DUB	1.000%	06/20/2014	0.652%	10,000	72	76	(4)
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%	22,300	443	136	307
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%	16,700	363	220	143
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.500%	50,000	1,062	367	695
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%	14,000	304	270	34
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%	5,600	112	33	79
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%	39,300	854	655	199
United Kingdom Gilt	GST	1.000%	09/20/2016	0.500%	105,100	2,230	1,365	865
United Kingdom Gilt	GST	1.000%	06/20/2017	0.648%	40,000	698	698	0
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%	24,000	477	126	351
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%	200	4	3	1
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%	113,000	2,398	1,213	1,185
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%	29,900	642	517	125
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.500%	50,000	1,061	416	645
Vodafone Group PLC	GST	1.000%	09/20/2015	0.634%	10,000	121	83	38
Wells Fargo & Co.	GST	1.000%	06/20/2013	0.285%	18,200	134	(15)	149

						$(14,786)	$(21,354)	$6,568

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	3,900	$136	$85	$51
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		13,200	463	256	207
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		188,100	6,583	3,832	2,751
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		1,700	59	34	25
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		7,700	269	141	128

							$7,510	$4,348	$3,162

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%		12/20/2014		$27,600	$1,791	$2,760	$(969)
CDX.EM-12 5-Year Index	UAG	5.000%		12/20/2014		15,300	993	1,522	(529)
CDX.EM-13 5-Year Index	BRC	5.000%		06/20/2015		159,300	11,798	17,973	(6,175)
CDX.EM-13 5-Year Index	DUB	5.000%		06/20/2015		39,300	2,910	4,664	(1,754)
CDX.EM-13 5-Year Index	FBF	5.000%		06/20/2015		400	30	46	(16)
CDX.EM-13 5-Year Index	GST	5.000%		06/20/2015		5,500	408	687	(279)
CDX.EM-13 5-Year Index	HUS	5.000%		06/20/2015		56,300	4,170	6,358	(2,188)
CDX.EM-13 5-Year Index	JPM	5.000%		06/20/2015		6,100	451	689	(238)
CDX.EM-13 5-Year Index	MYC	5.000%		06/20/2015		18,200	1,348	2,168	(820)
CDX.EM-14 5-Year Index	BRC	5.000%		12/20/2015		500	40	32	8
CDX.EM-14 5-Year Index	DUB	5.000%		12/20/2015		5,300	427	684	(257)
CDX.EM-14 5-Year Index	HUS	5.000%		12/20/2015		4,600	370	600	(230)
CDX.EM-14 5-Year Index	MYC	5.000%		12/20/2015		12,600	1,015	1,613	(598)
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%		12/20/2012		21,412	76	0	76
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%		12/20/2012		38,869	140	0	140
CDX.IG-9 10-Year Index 30-100%	GST	0.548%		12/20/2017		4,437	39	0	39
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%		12/20/2017		9,548	86	0	86
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%		06/20/2013		10,899	56	0	56
CDX.IG-10 5-Year Index 30-100%	GST	0.463%		06/20/2013		13,696	62	0	62
CMBX.NA.AAA.1 Index	DUB	0.100%		10/12/2052		5,000	(179)	(212)	33

							$26,031	$39,584	$(13,553)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	1,136,000	$800	$(336)	$1,136
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		641,000	451	(188)	639
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		310,000	218	(62)	280
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		917,100	646	(80)	726
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		343,000	242	23	219

							$2,357	$(643)	$3,000

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	$684,000	$2,397	$(656)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	640,000	822	(728)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	214,100	1,801	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	25,700	175	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	42,300	190	(16)
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	432,000	1,574	(219)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	288,000	1,013	(146)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	293,500	815	(108)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	864,200	7,483	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	410,000	3,161	(515)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	546,000	3,648	(22)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	172,100	4,255	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	164,700	984	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	164,600	626	(2)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	72,900	685	(140)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	288,000	4,696	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	57,300	1,439	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012	1,509,600	3,623	(7,420)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	100,800	489	(4)

							$39,876	$(9,986)

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2027	$799,800	$848,134	$(850,787)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	76,714		$96,447	BPS	$521	$(1,157)	$(636)
07/2012		187,995		246,048	BRC	8,116	0	8,116
07/2012		64,856		81,307	CBK	0	(768)	(768)
07/2012		187,995		246,434	DUB	8,502	0	8,502
07/2012		222,124		289,181	FBF	8,364	(305)	8,059
07/2012		69,666		88,148	GSC	0	(14)	(14)
07/2012		52,715		66,402	HUS	0	(308)	(308)
07/2012		45,812		57,341	JPM	0	(634)	(634)
07/2012		563		703	RYL	0	(10)	(10)
07/2012	GBP	2,851		4,484	BRC	19	0	19
07/2012		15,392		24,291	GSC	184	0	184
07/2012		15,392		24,269	HUS	163	0	163
07/2012	IDR	663,104,429		71,477	BPS	877	0	877
07/2012		362,104,429		38,168	HUS	0	(384)	(384)
07/2012		301,000,000		31,728	JPM	0	(319)	(319)
07/2012	JPY	90,000		1,110	DUB	0	(17)	(17)
07/2012		150,000		1,850	FBF	0	(27)	(27)
07/2012		150,000		1,850	JPM	0	(27)	(27)
07/2012		$26,107	EUR	20,000	BPS	0	(794)	(794)
07/2012		100,001		77,503	BRC	151	(2,062)	(1,911)
07/2012		17,339		13,600	CBK	0	(126)	(126)
07/2012		40,682		31,160	DUB	30	(1,275)	(1,245)
07/2012		26,187		19,900	FBF	0	(1,001)	(1,001)
07/2012		30,007		23,124	GSC	0	(741)	(741)
07/2012		45,904		35,239	HUS	0	(1,304)	(1,304)
07/2012		222,324		177,917	JPM	3,320	(489)	2,831
07/2012		10,615		8,100	MSC	0	(363)	(363)
07/2012		12,483		9,800	RBC	0	(80)	(80)
07/2012		28,703		22,782	RYL	186	(56)	130
07/2012		330,374		260,018	UAG	2,748	(4,057)	(1,309)
07/2012		640	GBP	409	BPS	0	0	0
07/2012		51,849		33,226	UAG	188	0	188
07/2012		69,896	IDR	663,104,429	BPS	703	0	703
07/2012		40,824		362,104,429	HUS	0	(2,271)	(2,271)
07/2012		31,987		301,000,000	JPM	60	0	60
07/2012		4,896	JPY	390,000	FBF	0	(18)	(18)
08/2012	CHF	9,790		$10,261	BRC	0	(66)	(66)
08/2012	EUR	166,017		206,830	JPM	0	(3,314)	(3,314)
08/2012		166,017		207,493	UAG	0	(2,651)	(2,651)
08/2012	GBP	33,226		51,845	UAG	0	(188)	(188)
08/2012	MXN	254,111		18,139	BRC	0	(831)	(831)
08/2012		424,290		30,339	HUS	0	(1,335)	(1,335)
08/2012		235,537		16,984	JPM	0	(600)	(600)
08/2012		27,554		2,000	MSC	0	(57)	(57)
08/2012		$9,839	CHF	9,247	HUS	0	(84)	(84)
08/2012		673	GBP	433	JPM	5	0	5
08/2012		876	MXN	12,272	CBK	40	0	40
08/2012		556		7,771	JPM	24	0	24
08/2012		619		8,502	UAG	16	0	16
09/2012	CAD	72,366		$70,402	BRC	0	(554)	(554)
09/2012		412,079		402,984	DUB	0	(1,063)	(1,063)
09/2012		1,266		1,232	RBC	0	(9)	(9)
09/2012	EUR	1,131		1,422	BPS	0	(10)	(10)
09/2012		960		1,219	BRC	3	0	3
09/2012		10,134		12,656	JPM	3	(181)	(178)
09/2012		637		807	UAG	0	0	0
09/2012	JPY	34,110,000		430,763	BRC	3,589	0	3,589
09/2012		3,450,000		43,445	CBK	236	0	236
09/2012		22,240,000		279,501	DUB	1,012	0	1,012
09/2012		17,260,000		217,539	FBF	1,368	0	1,368
09/2012		2,835,124		35,368	JPM	16	(149)	(133)
09/2012		55,168,743		698,385	UAG	7,576	(86)	7,490
09/2012	MXN	1,721,535		123,339	UAG	0	(4,743)	(4,743)
09/2012		$909	EUR	731	BRC	17	0	17
09/2012		332,049		266,142	CBK	4,986	0	4,986
09/2012		7,175		5,690	JPM	30	0	30
09/2012		103	JPY	8,091	BRC	0	(1)	(1)
09/2012		263		20,659	FBF	0	(4)	(4)
10/2012	CNY	119,648		$18,950	UAG	146	0	146
10/2012		$18,826	CNY	119,648	UAG	0	(23)	(23)
02/2013	CNY	26,164		$4,146	BRC	48	0	48
02/2013		38,400		6,100	FBF	85	0	85
02/2013		107,358		17,000	UAG	184	0	184
02/2013		$17,537	CNY	111,326	CBK	0	(100)	(100)
02/2013		9,600		60,595	UAG	0	(109)	(109)

						$53,516	$(34,765)	$18,751

(o) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$189,548	$0	$189,548
Corporate Bonds & Notes
Banking & Finance	23,700	2,917,164	1,134	2,941,998
Industrials	0	674,648	1,412	676,060
Utilities	0	344,972	0	344,972
Convertible Bonds & Notes
Industrials	0	21,854	0	21,854
Municipal Bonds & Notes
California	0	41,486	0	41,486
Louisiana	0	36,569	0	36,569
Minnesota	0	12,310	0	12,310
New Jersey	0	13,414	0	13,414
U.S. Government Agencies	0	14,189,930	2,057	14,191,987
U.S. Treasury Obligations	0	3,840,085	0	3,840,085
Mortgage-Backed Securities	0	1,096,180	28	1,096,208
Asset-Backed Securities	0	509,368	70,047	579,415
Sovereign Issues	0	1,278,601	0	1,278,601
Convertible Preferred Securities Industrials	0	0	642	642
Preferred Securities Banking & Finance	0	50,371	76,480	126,851
Short-Term Instruments
Certificates of Deposit	0	503,386	0	503,386
Commercial Paper	0	499	0	499
Repurchase Agreements	0	191,316	0	191,316
Short-Term Notes	0	9,216	0	9,216
Japan Treasury Bills	0	1,631,932	0	1,631,932
Mexico Treasury Bills	0	129,131	0	129,131
U.S. Treasury Bills	0	9,096	0	9,096
PIMCO Short-Term Floating NAV Portfolios	612,076	0	0	612,076
	$635,776	$27,691,076	$151,800	$28,478,652

Short Sales, at value	$0	$(850,787)	$0	$(850,787)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	26,267	0	26,267
Foreign Exchange Contracts	0	53,516	0	53,516
Interest Rate Contracts	143	3,610	0	3,753
	$143	$83,393	$0	$83,536

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(22,815)	0	(22,815)
Foreign Exchange Contracts	0	(34,765)	0	(34,765)
Interest Rate Contracts	0	(9,986)	0	(9,986)

	$0	$(67,566)	$0	$(67,566)

Totals	$635,919	$26,856,116	$151,800	$27,643,835

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii)	The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$6,091	$0	$(11)	$4	$4	$40	$199	$(5,193)	$1,134	$41
Industrials	1,488	0	(68)	(1)	(2)	(5)	0	0	1,412	3
U.S. Government Agencies	2,098	0	(40)	0	0	(1)	0	0	2,057	(2)
Mortgage-Backed Securities	32	0	(4)	0	0	0	0	0	28	0
Asset-Backed Securities	71,433	19,732	(1,776)	147	35	999	50,393	(70,916)	70,047	(47)
Convertible Preferred Securities Industrials	107	0	0	0	0	535	0	0	642	535
Preferred Securities
Banking & Finance	76,768	0	0	0	0	(288)	0	0	76,480	(288)

Totals	$158,017	$19,732	$(1,899)	$150	$37	$1,280	$50,592	$(76,109)	$151,800	$242

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	Benchmark Pricing	Base Price	110.90
	934	Third Party Vendor	Broker Quote	61.00
Industrials	1,412	Third Party Vendor	Broker Quote	114.13
U.S. Government Agencies	2,057	Benchmark Pricing	Base Price	98.75
Mortgage-Backed Securities	28	Benchmark Pricing	Base Price	98.75
Asset-Backed Securities	12,669	Benchmark Pricing	Base Price	86.75
	57,378	Third Party Vendor	Broker Quote	98.37 - 100.81
Convertible Preferred Securities
Industrials	642	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	76,480	Benchmark Pricing	Base Price	7,467.85

Total	$151,800

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund II

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 8.8%
BANKING & FINANCE 7.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$400	$416
American International Group, Inc.
4.250% due 05/15/2013	1,795	1,833
Bank of America Corp.
1.886% due 01/30/2014	3,000	2,970
7.375% due 05/15/2014	700	753
Bank One Corp.
5.250% due 01/30/2013	1,900	1,947
Caledonia Generating LLC
1.950% due 02/28/2022 (a)	700	700
Citigroup, Inc.
1.317% due 02/15/2013	11,540	11,542
5.625% due 08/27/2012	300	302
Goldman Sachs Group, Inc.
1.466% due 07/29/2013	2,900	2,886
1.466% due 02/07/2014	2,300	2,274
JPMorgan Chase & Co.
1.218% due 05/02/2014	2,900	2,899
3.150% due 07/05/2016	1,000	1,030
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016	700	652
Merrill Lynch & Co., Inc.
1.228% due 09/15/2026	400	286
5.450% due 02/05/2013	700	714
Morgan Stanley
0.947% due 10/15/2015	1,300	1,159
2.967% due 05/14/2013	3,000	2,997
5.375% due 10/15/2015	3,100	3,172
Pacific Life Global Funding
5.150% due 04/15/2013	2,300	2,380
Principal Life Income Funding Trusts
5.300% due 04/24/2013	300	311
Prudential Covered Trust
2.997% due 09/30/2015	1,600	1,627
Wachovia Corp.
0.837% due 10/15/2016	1,600	1,522
5.500% due 05/01/2013	200	208

		44,580

INDUSTRIALS 1.0%
Caterpillar, Inc.
0.637% due 05/21/2013	1,900	1,906
EOG Resources, Inc.
1.216% due 02/03/2014	1,600	1,614
Hewlett-Packard Co.
0.747% due 05/24/2013	2,200	2,196
PACCAR, Inc.
6.875% due 02/15/2014	100	110

		5,826

UTILITIES 0.4%
Georgia Power Co.
0.788% due 03/15/2013	2,200	2,203

Total Corporate Bonds & Notes (Cost $52,439)		52,609

MUNICIPAL BONDS & NOTES 0.5%
NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	2,800	2,803

Total Municipal Bonds & Notes (Cost $2,809)		2,803

U.S. GOVERNMENT AGENCIES 120.8%
Fannie Mae
0.595% due 07/25/2037	1,654	1,657
0.695% due 10/25/2030	83	84
0.825% due 06/25/2041	6,337	6,366
0.965% due 06/25/2037	1,685	1,698
0.985% due 03/25/2040	2,938	2,968
1.125% due 04/27/2017	3,900	3,943

1.250% due 01/30/2017	1,800	1,831
1.353% due 07/01/2042	184	186
1.403% due 09/01/2041	575	588
1.553% due 08/01/2030	124	127
2.250% due 01/01/2024	105	111
2.303% due 01/01/2035	236	249
2.485% due 11/01/2034 - 07/01/2035	1,287	1,373
3.000% due 06/01/2027 - 07/01/2027	45,700	47,899
3.106% due 12/01/2034	567	590
3.193% due 06/01/2035	1,847	1,973
3.500% due 08/01/2042	8,000	8,390
4.000% due 05/01/2014 - 08/01/2042	99,031	105,392
4.412% due 09/01/2028	118	126
4.500% due 11/01/2013 - 08/01/2042	32,270	34,599
5.000% due 02/13/2017 - 08/01/2042	178,600	193,644
5.250% due 09/15/2016	100	118
5.375% due 07/15/2016 - 06/12/2017	1,800	2,136
5.500% due 01/01/2025 - 07/01/2042	181,237	197,872
5.700% due 08/01/2018	980	1,055
6.000% due 11/01/2016 - 10/01/2039	51,398	56,648
6.244% due 12/25/2042	138	159
7.000% due 05/01/2029 - 04/01/2035	13,147	15,508
8.000% due 11/25/2023	97	113
9.250% due 10/25/2018	2	3
FDIC Structured Sale Guaranteed Notes
2.980% due 12/06/2020	1,451	1,510
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	734	734
0.592% due 12/15/2030	46	46
0.642% due 06/15/2018	60	60
0.792% due 07/15/2041	6,015	6,039
0.852% due 07/15/2037	16,751	16,859
0.942% due 08/15/2037	2,428	2,449
0.962% due 05/15/2037	1,330	1,336
1.000% due 03/08/2017 - 06/29/2017	7,900	7,953
1.353% due 02/25/2045	541	525
2.589% due 07/01/2035	297	316
2.590% due 07/01/2023	68	68
5.000% due 02/15/2020	46	46
5.199% due 03/01/2035	474	511
5.500% due 08/23/2017 - 07/01/2038	1,131	1,245
6.000% due 02/01/2016 - 01/01/2038	413	452
6.500% due 07/25/2043	1,006	1,156
8.500% due 06/01/2025	6	7
Ginnie Mae
0.744% due 09/20/2030	26	26
1.625% due 07/20/2023 - 07/20/2030	715	740
2.375% due 04/20/2022 - 05/20/2027	515	534
7.000% due 11/15/2022	61	70
7.500% due 02/15/2022 - 03/15/2024	126	136
7.750% due 01/17/2030	15	17
8.000% due 03/15/2023 - 05/15/2024	24	27
9.000% due 07/20/2016 - 08/15/2030	66	73
Small Business Administration
4.310% due 04/01/2029	820	910

Total U.S. Government Agencies (Cost $725,606)		731,251

U.S. TREASURY OBLIGATIONS 18.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (e)(f)(g)	18,554	19,334
0.625% due 07/15/2021	1,531	1,709
1.125% due 01/15/2021	210	243
1.375% due 01/15/2020	426	496
U.S. Treasury Notes
0.625% due 05/31/2017	4,200	4,183
0.750% due 06/30/2017 (a)	17,600	17,629
0.875% due 12/31/2016	8,600	8,682
0.875% due 01/31/2017	2,700	2,725
0.875% due 02/28/2017	14,900	15,037
0.875% due 04/30/2017 (f)	7,400	7,461
1.000% due 03/31/2017	32,300	32,764

Total U.S. Treasury Obligations (Cost $109,862)		110,263

MORTGAGE-BACKED SECURITIES 6.3%
American Home Mortgage Investment Trust
2.569% due 10/25/2034	951	870
2.736% due 02/25/2045	325	283
Banc of America Funding Corp.
2.628% due 05/25/2035	2,331	2,383
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	1,041	1,017
2.897% due 02/25/2033	29	24
2.922% due 01/25/2034	194	193
3.078% due 03/25/2035	216	213

5.352% due 02/25/2036	165	145
5.584% due 04/25/2033	326	321
5.682% due 02/25/2033	16	16
Bear Stearns Alt-A Trust
2.883% due 05/25/2035	838	670
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	108
5.471% due 01/12/2045	200	230
Citigroup Mortgage Loan Trust, Inc.
0.595% due 05/25/2037	459	442
2.230% due 09/25/2035	316	296
2.340% due 09/25/2035	354	312
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	600	678
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036	834	536
2.620% due 11/25/2034	274	227
2.709% due 02/20/2035	497	409
4.180% due 11/19/2033	149	149
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	70	53
4.873% due 06/25/2032	2	2
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039	100	110
5.869% due 06/15/2039	1,149	1,148
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034	534	475
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046	7	7
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	100	108
5.444% due 03/10/2039	300	334
GS Mortgage Securities Corp.
1.103% due 03/06/2020	551	547
2.716% due 02/10/2021	1,699	1,727
GSR Mortgage Loan Trust
2.651% due 09/25/2035	2,095	2,049
2.751% due 06/25/2034	449	403
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049	100	112
5.882% due 02/15/2051	200	228
JPMorgan Mortgage Trust
5.005% due 02/25/2035	31	32
MASTR Adjustable Rate Mortgages Trust
2.656% due 11/21/2034	3,100	3,078
Mellon Residential Funding Corp.
0.672% due 08/15/2032	6,617	6,465
Merrill Lynch Floating Trust
0.779% due 07/09/2021	4,819	4,724
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035	698	623
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051	400	437
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049	100	116
Prime Mortgage Trust
0.645% due 02/25/2019	7	7
0.645% due 02/25/2034	121	109
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037	590	322
0.493% due 07/19/2035	287	252
0.903% due 09/19/2032	237	214
9.117% due 06/25/2029	215	227
Structured Asset Securities Corp.
2.445% due 07/25/2032	4	4
2.797% due 10/28/2035	134	107
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	1,066	993
0.332% due 09/15/2021	241	234
WaMu Mortgage Pass-Through Certificates
0.515% due 07/25/2045	212	170
0.515% due 12/25/2045	246	196
0.535% due 10/25/2045	166	134
0.898% due 01/25/2047	215	144
1.217% due 01/25/2046	1,057	870
1.347% due 11/25/2042	40	35
1.547% due 06/25/2042	81	66
2.390% due 02/27/2034	526	526
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	1,264	1,204

Total Mortgage-Backed Securities (Cost $38,196)		38,114

ASSET-BACKED SECURITIES 4.9%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032	43	35

Asset-Backed Funding Certificates
0.725% due 06/25/2035	199	197
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034	151	133
0.665% due 05/25/2035	321	320
1.892% due 03/15/2032	353	285
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037	128	122
1.245% due 10/25/2037	709	449
Citibank Omni Master Trust
2.992% due 08/15/2018	4,200	4,413
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	129	127
0.425% due 09/25/2036	1,078	989
0.725% due 12/25/2031	110	60
0.775% due 05/25/2035	3,696	3,660
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036	25	9
Education Funding Capital Trust
0.738% due 03/16/2020	2,262	2,262
Educational Services of America, Inc.
1.395% due 09/25/2040	2,019	2,035
Fremont Home Loan Trust
0.305% due 01/25/2037	12	11
GSAMP Trust
0.315% due 12/25/2036	84	51
HSBC Asset Loan Obligation
0.305% due 12/25/2036	129	48
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036	85	84
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034	19	15
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035	797	810
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^	123	27
SLC Student Loan Trust
4.750% due 06/15/2033	749	720
SLM Student Loan Trust
1.339% due 08/15/2023	8,300	8,304
1.342% due 12/15/2021	818	819
1.892% due 12/15/2017	799	801
2.350% due 04/15/2039	617	622
3.500% due 08/17/2043	961	946
Structured Asset Securities Corp.
0.825% due 01/25/2033	31	27
Vanderbilt Mortgage Finance
0.890% due 05/07/2026	1,671	1,577

Total Asset-Backed Securities (Cost $30,636)		29,958

	SHARES
PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 07/30/2012 (c)	510	3,804

Total Preferred Securities (Cost $5,100)		3,804

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 11.5%
REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012	$700	700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $715. Repurchase proceeds are $700.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	107	107
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $111. Repurchase proceeds are $107.)

		807

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 11.4%
PIMCO Short-Term Floating NAV Portfolio	3,840,960	38,486
PIMCO Short-Term Floating NAV Portfolio III	3,031,872	30,328

		68,814

Total Short-Term Instruments (Cost $69,625)		69,621

Total Investments 171.6% (Cost $1,034,273)		$1,038,423
Written Options (i) (0.1%) (Premiums $710)		(308)
Other Assets and Liabilities (Net) (71.5%)		(432,682)

Net Assets 100.0%		$605,433

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $628 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $74 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar March Futures	Long	03/2015	47	$23

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $74 and cash of $37 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 12,300	$51	$51

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.057%	$10,000	$(15)	$(259)	$244
General Electric Capital Corp.	BOA	1.000%	09/20/2015	1.374%	10,000	(114)	(381)	267
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%	300	14	0	14
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%	300	16	0	16
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.874%	400	24	0	24
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%	300	15	0	15
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%	400	23	0	23
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.454%	4,700	(3)	(136)	133
MetLife, Inc.	JPM	1.000%	09/20/2013	1.201%	2,300	(5)	(129)	124
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%	10,000	(433)	(562)	129

						$(478)	$(1,467)	$989

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$5,800	$49	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	700	5	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	1,100	5	(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,700	21	(3)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	23,300	202	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	4,800	119	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,800	41	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	6,800	26	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	2,700	25	(5)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,600	40	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012	60,900	146	(299)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,500	31	0

							$710	$(308)

(j)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	08/01/2042	$9,000	$9,884	$(9,890)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$700	$43,880	$0	$44,580
Industrials	0	5,826	0	5,826
Utilities	0	2,203	0	2,203
Municipal Bonds & Notes
New Jersey	0	2,803	0	2,803
U.S. Government Agencies	0	731,251	0	731,251
U.S. Treasury Obligations	0	110,263	0	110,263
Mortgage-Backed Securities	0	36,387	1,727	38,114
Asset-Backed Securities	0	27,923	2,035	29,958
Preferred Securities
Banking & Finance	0	0	3,804	3,804
Short-Term Instruments
Repurchase Agreements	0	807	0	807
PIMCO Short-Term Floating NAV Portfolios	68,814	0	0	68,814
	$69,514	$961,343	$7,566	$1,038,423

Short Sales, at value	$0	$(9,890)	$0	$(9,890)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	989	0	989
Interest Rate Contracts	23	51	0	74
	$23	$1,040	$0	$1,063

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(308)	$0	$(308)

Totals	$69,537	$952,185	$7,566	$1,029,288

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Mortgage-Backed Securities	$1,730	$0	$0	$0	$0	$(3)	$0	$0	$1,727	$(3)
Asset-Backed Securities	0	0	0	0	0	0	2,035	0	2,035	0
Preferred Securities Banking & Finance	3,818	0	0	0	0	(14)	0	0	3,804	(14)

Totals	$5,548	$0	$0	$0	$0	$(17)	$2,035	$0	$7,566	$(17)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Mortgage-Backed Securities	$1,727	Third Party Vendor	Broker Quote	101.61
Asset-Backed Securities	2,035	Third Party Vendor	Broker Quote	100.81
Preferred Securities
Banking & Finance	3,804	Benchmark Pricing	Base Price	7,467.85

Total	$7,566

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Fund III

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Springleaf Finance Corp.
5.500% due 05/10/2017		$1,200	$1,133

Total Bank Loan Obligations (Cost $1,195)			1,133

CORPORATE BONDS & NOTES 25.0%
BANKING & FINANCE 17.9%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		200	208
Ally Financial, Inc.
2.667% due 12/01/2014		600	576
3.667% due 02/11/2014		100	100
7.500% due 12/31/2013		100	106
American International Group, Inc.
0.921% due 07/19/2013	EUR	1,200	1,507
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		$700	702
Banco Bradesco S.A.
2.566% due 05/16/2014		200	200
Banco do Brasil S.A.
4.500% due 01/22/2015		100	106
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		200	208
Banco Santander Chile
2.875% due 11/13/2012		800	802
3.750% due 09/22/2015		400	402
Bank of America Corp.
0.797% due 08/15/2016		100	85
7.375% due 05/15/2014		200	215
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		300	317
Banque PSA Finance S.A.
2.361% due 04/04/2014		300	292
Bear Stearns Cos. LLC
3.905% due 12/07/2012	AUD	100	102
BNP Paribas S.A.
0.869% due 04/08/2013		$1,200	1,190
BPCE S.A.
2.375% due 10/04/2013		100	98
BRFkredit A/S
0.717% due 04/15/2013		600	600
Citigroup Capital
8.300% due 12/21/2077		1,300	1,307
Citigroup, Inc.
1.317% due 02/15/2013		2,800	2,801
1.919% due 01/13/2014		300	299
5.500% due 04/11/2013		700	720
5.625% due 08/27/2012		200	201
Commonwealth Bank of Australia
0.889% due 07/12/2013		1,300	1,305
DanFin Funding Ltd.
1.167% due 07/16/2013		1,400	1,405
Dexia Credit Local S.A.
0.946% due 04/29/2014		600	563
2.750% due 04/29/2014		300	295
DNB Bank ASA
3.200% due 04/03/2017		200	203
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		700	700
Eksportfinans ASA
5.500% due 05/25/2016		600	590
5.500% due 06/26/2017		400	389
Export-Import Bank of Korea
2.268% due 03/21/2015		200	200
8.125% due 01/21/2014		1,100	1,204
FIH Erhvervsbank A/S
0.838% due 06/13/2013		2,300	2,301
First Horizon National Corp.
5.375% due 12/15/2015		100	106
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		400	446
8.700% due 10/01/2014		1,800	2,054
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	700	787
HSBC Finance Corp.
1.020% due 04/05/2013		1,000	1,262

Industrial Bank of Korea
3.750% due 09/29/2016		$800	836
ING Bank NV
1.518% due 03/15/2013		700	700
1.868% due 06/09/2014		200	197
3.900% due 03/19/2014		300	315
International Lease Finance Corp.
6.500% due 09/01/2014		1,600	1,696
Intesa Sanpaolo SpA
2.867% due 02/24/2014		300	282
KFW
3.875% due 01/21/2019	EUR	100	145
Merrill Lynch & Co., Inc.
1.228% due 09/15/2026		$100	72
5.450% due 02/05/2013		700	714
5.571% due 10/04/2012		1,100	1,106
6.050% due 08/15/2012		400	402
Morgan Stanley
2.967% due 05/14/2013		2,400	2,397
Nationwide Building Society
2.500% due 08/17/2012		200	201
Pacific Life Global Funding
5.150% due 04/15/2013		1,200	1,242
PNC Preferred Funding Trust
2.118% due 03/15/2017 (d)		200	151
Prudential Covered Trust
2.997% due 09/30/2015		500	508
Qatari Diar Finance QSC
3.500% due 07/21/2015		600	631
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		100	78
6.990% due 10/05/2017 (d)		700	546
SLM Corp.
0.992% due 06/17/2013	EUR	150	185
SLM Corp. CPI Linked Bond
3.324% due 04/01/2014		$100	98
Tayarra Ltd.
3.628% due 02/15/2022		843	910
Wachovia Corp.
0.837% due 10/15/2016		500	476
Waha Aerospace BV
3.925% due 07/28/2020		680	710
Westpac Banking Corp.
2.250% due 11/19/2012		1,300	1,309

			42,861

INDUSTRIALS 5.9%
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		200	211
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		900	940
EOG Resources, Inc.
1.216% due 02/03/2014		900	908
Florida Gas Transmission Co. LLC
4.000% due 07/15/2015		200	208
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		800	840
General Mills, Inc.
6.470% due 10/15/2022		2,000	2,028
Hewlett-Packard Co.
0.747% due 05/24/2013		1,000	998
Hutchison Whampoa International Ltd.
6.500% due 02/13/2013		2,000	2,064
Kraft Foods, Inc.
2.625% due 05/08/2013		1,200	1,218
PACCAR, Inc.
6.875% due 02/15/2014		700	768
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017		700	714
Time Warner Cable, Inc.
6.200% due 07/01/2013		2,000	2,102
Volkswagen International Finance NV
0.911% due 10/01/2012		700	701
WM Wrigley Jr. Co.
3.050% due 06/28/2013		500	506

			14,206

UTILITIES 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		1,100	1,166
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		100	117
Gazprom OAO Via Gaz Capital S.A.
7.510% due 07/31/2013		500	527

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	225
NRG Energy, Inc.
8.250% due 09/01/2020	500	520
Qtel International Finance Ltd.
3.375% due 10/14/2016	300	312
		2,867

Total Corporate Bonds & Notes (Cost $59,500)		59,934

MUNICIPAL BONDS & NOTES 0.2%
LOUISIANA 0.2%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
3.000% due 05/01/2043	400	401

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	100	100

Total Municipal Bonds & Notes (Cost $500)		501

U.S. GOVERNMENT AGENCIES 65.5%
Fannie Mae
0.345% due 01/25/2021	159	159
0.445% due 10/27/2037	1,900	1,890
0.595% due 07/25/2037 - 09/25/2042	1,259	1,261
0.645% due 05/25/2031	34	34
0.700% due 06/25/2021	6	6
0.825% due 06/25/2041	1,925	1,934
0.975% due 06/25/2040	857	862
0.985% due 03/25/2040	997	1,007
0.995% due 01/25/2040	1,628	1,643
1.125% due 04/27/2017	900	910
1.150% due 06/25/2021 - 09/25/2021	36	37
1.250% due 01/30/2017	1,100	1,119
1.353% due 07/01/2042	34	34
1.403% due 09/01/2041	105	107
1.553% due 09/01/2040	18	18
2.053% due 11/01/2035	22	24
2.194% due 11/01/2034	25	27
2.300% due 03/01/2035	9	10
2.391% due 11/01/2035	91	97
2.485% due 07/01/2035	35	37
2.523% due 08/01/2035	249	265
2.594% due 05/01/2035	40	42
3.000% due 07/01/2027	4,600	4,821
3.271% due 08/01/2029	113	119
3.500% due 08/01/2042	3,000	3,146
4.000% due 01/01/2014 - 08/01/2042	55,480	59,023
4.500% due 09/01/2040 - 08/01/2042	21,463	23,104
5.000% due 06/01/2033 - 07/01/2042	15,869	17,223
5.375% due 06/12/2017	1,900	2,306
5.500% due 01/01/2025 - 07/01/2042	16,149	17,634
5.799% due 02/01/2031	32	35
6.000% due 03/01/2017 - 08/01/2042	3,558	3,910
6.244% due 12/25/2042	13	14
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037	1,071	1,066
2.980% due 12/06/2020	611	636
Freddie Mac
0.285% due 12/25/2036	208	207
0.392% due 07/15/2019 - 08/15/2019	266	266
0.592% due 12/15/2030	6	6
0.642% due 06/15/2018	17	17
0.692% due 11/15/2030	7	7
0.952% due 10/15/2037	359	362
1.353% due 02/25/2045	77	75
2.382% due 08/01/2035	192	202
2.589% due 07/01/2035	64	68
2.683% due 06/01/2035	175	187
4.500% due 07/01/2042 - 08/01/2042	9,000	9,614
5.000% due 12/01/2025 - 10/01/2033	113	125
5.500% due 08/23/2017 - 07/01/2038	1,251	1,378
6.000% due 03/01/2016 - 08/01/2016	21	23
6.500% due 07/25/2043	124	142
Ginnie Mae
0.793% due 12/16/2025	5	6
1.625% due 02/20/2032	27	28
2.375% due 06/20/2027 - 05/20/2030	54	56

8.500% due 10/20/2026		8	10

Total U.S. Government Agencies (Cost $156,120)			157,339

U.S. TREASURY OBLIGATIONS 21.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)(h)		18,137	18,900
0.625% due 07/15/2021		919	1,025
1.125% due 01/15/2021		105	121
U.S. Treasury Notes
0.750% due 06/30/2017 (a)		6,600	6,611
0.875% due 12/31/2016		6,000	6,057
0.875% due 01/31/2017		7,900	7,973
0.875% due 02/28/2017		4,700	4,743
0.875% due 04/30/2017		1,500	1,513
1.000% due 03/31/2017		4,100	4,159

Total U.S. Treasury Obligations (Cost $51,077)			51,102

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.569% due 10/25/2034		171	157
2.736% due 02/25/2045		41	35
Banc of America Funding Corp.
0.525% due 07/25/2037		280	200
2.628% due 05/25/2035		1,036	1,059
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		94	89
Banc of America Mortgage Securities, Inc.
2.839% due 08/25/2034		638	577
3.015% due 03/25/2033		755	708
Bear Stearns Adjustable Rate Mortgage Trust
2.805% due 08/25/2035		103	70
2.897% due 02/25/2033		3	2
2.922% due 01/25/2034		30	30
5.584% due 04/25/2033		40	39
5.682% due 02/25/2033		2	2
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		35	24
2.883% due 05/25/2035		150	120
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		100	108
5.471% due 01/12/2045		300	346
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037		135	71
2.580% due 10/25/2035		41	36
2.600% due 05/25/2035		62	57
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		400	452
Countrywide Home Loan Mortgage Pass-Through Trust
2.610% due 02/20/2036		132	85
2.620% due 11/25/2034		105	87
2.709% due 02/20/2035		183	151
Credit Suisse Mortgage Capital Certificates
5.448% due 01/15/2049		180	182
5.851% due 03/15/2039		100	110
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035		200	194
GMAC Mortgage Corp. Loan Trust
2.947% due 11/19/2035		62	50
Granite Master Issuer PLC
0.344% due 12/20/2054		111	106
0.384% due 12/20/2054		774	745
0.951% due 12/20/2054	GBP	147	221
Granite Mortgages PLC
1.298% due 09/20/2044		62	94
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		300	334
GS Mortgage Securities Corp.
1.103% due 03/06/2020		210	208
GSR Mortgage Loan Trust
2.651% due 09/25/2035		314	307
2.751% due 06/25/2034		64	57
5.132% due 11/25/2035		488	470
JPMorgan Chase Commercial Mortgage Securities Corp.
5.882% due 02/15/2051		300	342
JPMorgan Mortgage Trust
5.750% due 01/25/2036		128	119
Mellon Residential Funding Corp.
0.682% due 12/15/2030		294	280
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		300	328
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		23	19

Morgan Stanley Capital, Inc.
5.809% due 12/12/2049		100	116
Opera Finance PLC
1.243% due 04/25/2017	GBP	82	120
Opteum Mortgage Acceptance Corp.
0.525% due 12/25/2035		$167	119
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		13	12
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		106	63
2.740% due 02/25/2034		147	143
2.756% due 08/25/2034		208	192
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		215	117
0.493% due 07/19/2035		88	76
0.525% due 02/25/2036		47	26
Structured Asset Securities Corp.
2.601% due 01/25/2032		3	2
2.797% due 10/28/2035		756	600
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		108	104
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		355	331
0.332% due 09/15/2021		414	401
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		45	36
0.535% due 10/25/2045		285	230
0.558% due 11/25/2034		145	122
0.898% due 01/25/2047		54	36
1.349% due 05/25/2041		11	10
1.547% due 06/25/2042		39	32
2.640% due 09/25/2046		101	78
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033		4	4
Wells Fargo Mortgage-Backed Securities Trust
2.627% due 06/25/2035		457	458
2.661% due 10/25/2035		1,671	1,577
4.627% due 01/25/2034		492	498

Total Mortgage-Backed Securities (Cost $14,231)			14,284

ASSET-BACKED SECURITIES 4.7%
Atrium CDO Corp.
0.896% due 06/27/2015		222	220
Babson CLO Ltd.
0.787% due 11/15/2016		325	321
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037		37	35
1.245% due 10/25/2037		296	187
Countrywide Asset-Backed Certificates
0.615% due 12/25/2034		2,979	2,632
0.725% due 12/25/2031		18	10
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		452	441
Educational Services of America, Inc.
1.395% due 09/25/2040		577	582
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		4	1
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		2,375	2,309
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		1,100	1,068
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		6	5
Morgan Stanley ABS Capital
0.295% due 07/25/2036		23	7
Morgan Stanley Investment Management Croton Ltd.
0.727% due 01/15/2018		445	432
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		319	324
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		62	13
SLC Student Loan Trust
4.750% due 06/15/2033		300	288
SLM Student Loan Trust
0.608% due 03/15/2017		61	61
0.922% due 12/15/2023	EUR	564	668
0.981% due 10/25/2023		800	947
1.342% due 12/15/2021		$273	273
South Carolina Student Loan Corp.
1.217% due 03/02/2020		300	299

Structured Asset Investment Loan Trust
0.605% due 10/25/2035		74	61

Total Asset-Backed Securities (Cost $11,477)			11,184

SOVEREIGN ISSUES 4.3%
Hydro Quebec
2.000% due 06/30/2016		1,800	1,866
Kommunalbanken A/S
1.375% due 06/08/2017		900	898
Korea Development Bank
3.250% due 03/09/2016		700	726
Mexico Government International Bond
6.250% due 06/16/2016	MXN	6,000	474
Netherlands Government Bond
4.000% due 07/15/2018	EUR	200	289
4.000% due 07/15/2019		300	438
Province of Ontario
0.950% due 05/26/2015		$2,200	2,212
3.150% due 06/02/2022	CAD	1,000	1,015
3.200% due 09/08/2016		200	208
4.000% due 06/02/2021		300	327
4.300% due 03/08/2017		1,300	1,418
4.400% due 06/02/2019		100	111
Province of Quebec
4.250% due 12/01/2021		300	330

Total Sovereign Issues (Cost $10,152)			10,312

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 07/30/2012 (d)		65	485

Total Preferred Securities (Cost $687)			485

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 18.2%
CERTIFICATES OF DEPOSIT 1.2%
Bank of Nova Scotia
0.865% due 10/18/2012		$600	600
Intesa Sanpaolo SpA
2.375% due 12/21/2012		1,200	1,170
Itau Unibanco Holding S.A.
2.010% due 11/05/2012		800	796
2.010% due 11/06/2012		400	400

			2,966

REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		328	328

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $340. Repurchase proceeds are $328.)
JAPAN TREASURY BILLS 6.0%
0.099% due 09/10/2012 - 09/24/2012 (b)	JPY	1,160,000	14,509

MEXICO TREASURY BILLS 7.1%
4.537% due 07/05/2012 - 09/06/2012 (b)	MXN	227,800	16,943

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 3.8%
PIMCO Short-Term Floating NAV Portfolio		893,269	8,951

PIMCO Short-Term Floating NAV Portfolio III	10,074	101

		9,052

Total Short-Term Instruments (Cost $43,051)		43,798

Total Investments 145.8% (Cost $347,990)		$350,072
Written Options (j) (0.0%) (Premiums $291)		(86)
Other Assets and Liabilities (Net) (45.8%)		(109,893)

Net Assets 100.0%		$240,093

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $310 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $6,992 at a weighted average interest rate of 0.077%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $20 and cash of $7 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 2,800	$12	$12

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%		$200	$9	$8	$1
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%		100	1	1	0
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%		100	1	1	0
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2016	1.162%		200	(1)	(3)	2
Berkshire Hathaway Finance Corp.	DUB	1.000%	06/20/2017	1.368%		100	(1)	(2)	1
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%		600	(7)	(1)	(6)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		200	(2)	0	(2)
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%		500	(12)	(8)	(4)
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		600	(3)	(6)	3
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%		200	(2)	(1)	(1)
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%		700	(8)	(1)	(7)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%		300	(7)	(4)	(3)
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		100	0	(1)	1
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		300	(7)	(5)	(2)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		200	1	2	(1)
China Government International Bond	FBF	1.000%	06/20/2017	1.152%		200	(2)	(3)	1
China Government International Bond	JPM	1.000%	06/20/2016	0.913%		400	1	4	(3)
China Government International Bond	UAG	1.000%	06/20/2016	0.913%		200	0	2	(2)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%		400	0	0	0
Export-Import Bank of China	DUB	1.000%	12/20/2016	1.582%		300	(7)	(24)	17
France Government Bond	BRC	0.250%	06/20/2017	1.817%		600	(44)	(50)	6
France Government Bond	CBK	0.250%	12/20/2015	1.369%		100	(4)	(3)	(1)
France Government Bond	CBK	0.250%	09/20/2016	1.576%		300	(16)	(17)	1
France Government Bond	DUB	0.250%	09/20/2016	1.576%		900	(48)	(57)	9
France Government Bond	HUS	0.250%	09/20/2016	1.576%		700	(38)	(27)	(11)
France Government Bond	HUS	0.250%	06/20/2017	1.817%		600	(44)	(50)	6
France Government Bond	MYC	0.250%	09/20/2016	1.576%		1,200	(64)	(42)	(22)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		100	0	(2)	2
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		200	0	(4)	4
General Electric Capital Corp.	BPS	1.250%	03/20/2013	0.581%		100	1	0	1
General Electric Capital Corp.	BPS	1.300%	03/20/2013	0.581%		100	1	0	1
General Electric Capital Corp.	BRC	4.400%	12/20/2013	0.874%		100	5	0	5
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.874%		200	12	0	12
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%		300	14	0	14
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.874%		300	15	0	15
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%		200	10	0	10
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%		300	15	0	15
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		500	8	9	(1)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		900	13	13	0
Japan Government International Bond	BRC	1.000%	06/20/2015	0.466%		400	6	6	0
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%		1,200	17	16	1
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%		200	1	0	1
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		1,200	17	10	7
Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%		400	6	7	(1)
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%		200	1	0	1
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%		500	8	8	0
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		900	(23)	(16)	(7)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		100	(3)	(2)	(1)
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		300	(4)	(4)	0
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		500	(2)	(3)	1
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		100	(1)	(1)	0
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		200	0	(2)	2
Republic of Germany	BRC	0.250%	06/20/2017	0.964%		900	(31)	(26)	(5)
Republic of Germany	CBK	0.250%	09/20/2016	0.783%		1,800	(40)	(39)	(1)
Republic of Germany	MYC	0.250%	09/20/2016	0.783%		2,200	(48)	(63)	15
Republic of Korea	BRC	1.000%	06/20/2017	1.174%		200	(1)	(2)	1
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		400	1	(3)	4
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		400	(3)	(5)	2
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.384%	EUR	900	(6)	(17)	11
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%		$300	6	2	4
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		500	11	7	4
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		400	9	8	1
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		100	2	1	1
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		300	7	5	2
United Kingdom Gilt	GST	1.000%	09/20/2016	0.500%		600	12	10	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		700	13	3	10
United Kingdom Gilt	MYC	1.000%	09/20/2016	0.500%		2,700	58	26	32
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		700	15	12	3

							$(185)	$(340)	$155

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,400	$104	$137	$(33)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	200	15	25	(10)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	700	52	78	(26)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	900	66	113	(47)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	300	24	39	(15)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	300	25	26	(1)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,061	4	0	4
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	96	1	0	1

					$291	$418	$(127)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA	MXN	12,000	$8	$(4)	$12
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		5,000	3	(2)	5
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		10,000	7	(2)	9
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		9,600	6	(1)	7
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		4,000	3	0	3

							$27	$(9)	$36

(j)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$2,200	$18	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	400	2	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	2,800	8	(1)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	8,700	75	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	1,200	7	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,200	5	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	800	8	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012	17,000	41	(84)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	500	2	0

							$291	$(86)

(k)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2042	$3,000	$3,144	$(3,155)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	126		$123	FBF	$0	$(6)	$(6)
07/2012	EUR	2,389		3,127	BRC	103	0	103
07/2012		2,389		3,132	DUB	108	0	108
07/2012		2,389		3,130	FBF	106	0	106
07/2012		5,258		6,653	GSC	0	(1)	(1)
07/2012	IDR	400,000		43	BRC	0	0	0
07/2012		36,687		4	GST	0	0	0
07/2012		5,446,767		579	HUS	2	(3)	(1)
07/2012		2,455,080		261	UAG	0	(1)	(1)
07/2012	MXN	15,700		1,222	HUS	45	0	45
07/2012		$7,601	EUR	6,058	BPS	92	(26)	66
07/2012		649		502	BRC	1	(15)	(14)
07/2012		127		100	CBK	0	(1)	(1)
07/2012		656		506	DUB	2	(18)	(16)
07/2012		393		299	FBF	0	(15)	(15)
07/2012		659		506	HUS	0	(19)	(19)
07/2012		131		100	MSC	0	(4)	(4)
07/2012		522		401	RBC	0	(15)	(15)
07/2012		127		100	RYL	0	(1)	(1)
07/2012		1,047		804	UAG	2	(31)	(29)
07/2012		42	IDR	400,000	BRC	0	0	0
07/2012		4		36,686	GST	0	0	0
07/2012		603		5,446,767	HUS	0	(23)	(23)
07/2012		259		2,455,080	UAG	3	0	3
07/2012		377	JPY	30,000	FBF	0	(1)	(1)
08/2012	EUR	5,258		$6,564	BPS	0	(92)	(92)
08/2012	MXN	2,162		154	BRC	0	(8)	(8)
08/2012		5,718		410	HUS	0	(17)	(17)
08/2012		4,134		300	MSC	0	(9)	(9)
08/2012		$230	MXN	3,021	JPM	0	(5)	(5)
08/2012		10		131	UAG	0	0	0
09/2012	CAD	3,461		$3,367	UAG	0	(26)	(26)
09/2012	GBP	301		465	BPS	0	(6)	(6)
09/2012	JPY	400,000		5,052	BRC	43	0	43
09/2012		10,000		126	CBK	1	0	1
09/2012		110,000		1,385	FBF	8	0	8
09/2012		32,007		399	JPM	0	(2)	(2)
09/2012		663,534		8,419	UAG	110	(1)	109
09/2012	MXN	209,725		14,589	BRC	0	(1,035)	(1,035)
09/2012		$4,095	EUR	3,282	CBK	62	0	62
09/2012		129		102	JPM	1	0	1
02/2013	CNY	1,050		$166	BRC	2	0	2
02/2013		1,259		200	FBF	3	0	3
02/2013		3,789		600	UAG	7	0	7
02/2013		$962	CNY	6,098	DUB	0	(7)	(7)

						$701	$(1,388)	$(687)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,133	$0	$1,133
Corporate Bonds & Notes
Banking & Finance	700	42,161	0	42,861
Industrials	0	14,206	0	14,206
Utilities	0	2,867	0	2,867
Municipal Bonds & Notes
Louisiana	0	401	0	401
New Jersey	0	100	0	100
U.S. Government Agencies	0	156,273	1,066	157,339
U.S. Treasury Obligations	0	51,102	0	51,102
Mortgage-Backed Securities	0	14,284	0	14,284
Asset-Backed Securities	0	10,602	582	11,184
Sovereign Issues	0	10,312	0	10,312
Preferred Securities
Banking & Finance	0	0	485	485
Short-Term Instruments
Certificates of Deposit	0	2,966	0	2,966
Repurchase Agreements	0	328	0	328
Japan Treasury Bills	0	14,509	0	14,509
Mexico Treasury Bills	0	16,943	0	16,943
PIMCO Short-Term Floating NAV Portfolios	9,052	0	0	9,052
	$9,752	$338,187	$2,133	$350,072

Short Sales, at value	$0	$(3,155)	$0	$(3,155)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	241	0	241
Foreign Exchange Contracts	0	701	0	701
Interest Rate Contracts	0	48	0	48
	$0	$990	$0	$990

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(213)	0	(213)
Foreign Exchange Contracts	0	(1,388)	0	(1,388)
Interest Rate Contracts	0	(86)	0	(86)

	$0	$(1,687)	$0	$(1,687)

Totals	$9,752	$334,335	$2,133	$346,220

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$200	$0	$0	$0	$0	$0	$0	$(200)	$0	$0
U.S. Government Agencies	1,120	0	(54)	0	0	0	0	0	1,066	0
Asset-Backed Securities	227	0	(69)	0	1	1	582	(160)	582	0
Preferred Securities
Banking & Finance	487	0	0	0	0	(2)	0	0	485	(2)

Totals	$2,034	$0	$(123)	$0	$1	$(1)	$582	$(360)	$2,133	$(2)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$1,066	Third Party Vendor	Broker Quote	99.50
Asset-Backed Securities	582	Third Party Vendor	Broker Quote	100.81
Preferred Securities
Banking & Finance	485	Benchmark Pricing	Base Price	7,467.85

Total	$2,133

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Moderate Duration Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Novelis, Inc.
4.000% due 03/10/2017	$2,364	$2,324

Total Bank Loan Obligations (Cost $2,346)		2,324

CORPORATE BONDS & NOTES 31.7%
BANKING & FINANCE 26.2%
Achmea Hypotheekbank NV
3.200% due 11/03/2014	12,157	12,690
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	2,100	2,185
Ally Financial, Inc.
3.667% due 02/11/2014	900	898
4.500% due 02/11/2014	4,500	4,573
4.625% due 06/26/2015	100	101
6.000% due 02/15/2019	12	11
6.000% due 03/15/2019	51	48
6.100% due 09/15/2019	52	48
6.150% due 08/15/2019	85	80
6.150% due 09/15/2019	37	34
6.200% due 04/15/2019	84	79
6.250% due 07/15/2019	30	28
6.350% due 02/15/2016	60	58
6.350% due 07/15/2019	10	9
6.400% due 12/15/2018	15	14
6.500% due 06/15/2018	30	29
6.600% due 05/15/2018	14	13
6.650% due 08/15/2016	10	10
6.700% due 06/15/2018	27	25
6.700% due 06/15/2019	20	19
6.750% due 08/15/2016	20	19
6.750% due 11/15/2016	10	10
6.750% due 07/15/2018	41	39
6.750% due 10/15/2018	10	10
6.750% due 05/15/2019	84	79
6.750% due 06/15/2019	38	36
6.800% due 09/15/2016	62	61
6.800% due 10/15/2018	35	34
6.875% due 07/15/2018	21	20
6.900% due 06/15/2017	25	24
6.900% due 07/15/2018	107	104
6.900% due 08/15/2018	17	17
7.000% due 08/15/2016	22	21
7.000% due 11/15/2016	27	26
7.000% due 12/15/2016	20	20
7.000% due 07/15/2017	59	57
7.000% due 02/15/2018	26	26
7.000% due 05/15/2018	51	49
7.000% due 08/15/2018	11	11
7.000% due 09/15/2018	15	15
7.050% due 03/15/2018	49	47
7.050% due 04/15/2018	11	11
7.200% due 10/15/2017	10	10
7.250% due 09/15/2017	214	209
7.250% due 08/15/2018	53	52
7.300% due 01/15/2018	10	10
7.375% due 11/15/2016	56	55
7.375% due 04/15/2018	21	21
7.500% due 12/15/2017	10	10
8.000% due 11/01/2031	10,000	11,596
American Express Bank FSB
0.541% due 06/12/2017	18,000	17,136
5.500% due 04/16/2013	400	415
American Express Centurion Bank
5.550% due 10/17/2012	3,200	3,245
American International Group, Inc.
3.650% due 01/15/2014	32,200	32,908
5.450% due 05/18/2017	5,100	5,551
5.850% due 01/16/2018	100	111
6.400% due 12/15/2020	600	680
8.175% due 05/15/2068	600	654
8.250% due 08/15/2018	6,650	8,052
ANZ National International Ltd.
6.200% due 07/19/2013	2,600	2,727
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013	4,700	4,710

Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		20,000	20,800
Banco Santander Brasil S.A.
2.568% due 03/18/2014		500	481
Bank of America Corp.
0.797% due 08/15/2016		900	765
5.650% due 05/01/2018		1,835	1,966
7.375% due 05/15/2014		13,700	14,741
Bank of America N.A.
0.748% due 06/15/2016		17,500	15,466
Banque PSA Finance S.A.
2.361% due 04/04/2014		3,400	3,308
Barclays Bank PLC
10.179% due 06/12/2021		11,920	14,128
Bear Stearns Cos. LLC
7.250% due 02/01/2018		12,630	15,124
BNP Paribas S.A.
0.869% due 04/08/2013		7,900	7,834
5.000% due 01/15/2021		11,800	12,142
BPCE S.A.
2.375% due 10/04/2013		600	591
Citigroup, Inc.
0.738% due 06/09/2016		26,300	22,804
1.919% due 01/13/2014		3,700	3,685
5.500% due 04/11/2013		14,853	15,276
5.625% due 08/27/2012		1,800	1,811
6.000% due 12/13/2013		200	210
6.500% due 08/19/2013		886	929
8.500% due 05/22/2019		8,950	11,074
Credit Suisse
5.000% due 05/15/2013		300	309
Dexia Credit Local S.A.
0.867% due 03/05/2013		14,600	14,167
0.946% due 04/29/2014		6,800	6,383
Export Credit Bank of Turkey
5.875% due 04/24/2019		2,200	2,269
Export-Import Bank of Korea
4.125% due 09/09/2015		100	107
5.875% due 01/14/2015		5,300	5,815
8.125% due 01/21/2014		500	547
FCE Bank PLC
7.250% due 07/15/2013	EUR	1,150	1,542
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$500	558
7.000% due 10/01/2013		3,800	4,064
7.500% due 08/01/2012		300	301
8.000% due 12/15/2016		1,000	1,186
General Electric Capital Corp.
6.500% due 09/15/2067	GBP	800	1,184
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		$10,349	9,565
5.000% due 10/01/2014		14,215	14,830
5.250% due 07/27/2021		3,100	3,157
6.250% due 09/01/2017		400	436
6.750% due 10/01/2037		7,209	7,094
7.500% due 02/15/2019		20,000	22,850
HCP, Inc.
5.625% due 02/28/2013		2,400	2,458
5.650% due 12/15/2013		5,000	5,283
Hyundai Capital Services, Inc.
6.000% due 05/05/2015		1,000	1,089
Industrial Bank of Korea
3.750% due 09/29/2016		500	523
ING Bank NV
1.868% due 06/09/2014		2,100	2,073
Intesa Sanpaolo SpA
2.867% due 02/24/2014		3,300	3,100
JPMorgan Chase & Co.
1.218% due 05/02/2014		21,000	20,994
3.150% due 07/05/2016		6,800	7,002
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		7,900	7,365
JPMorgan Chase Capital
1.411% due 09/30/2034		110	83
Korea Exchange Bank
4.875% due 01/14/2016		700	748
Lloyds TSB Bank PLC
4.875% due 01/21/2016		1,900	1,997
5.800% due 01/13/2020		16,200	17,355
12.000% due 12/16/2024 (d)		7,600	7,963
Macquarie Bank Ltd.
3.300% due 07/17/2014		500	526
6.625% due 04/07/2021		3,100	3,115
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	3,600	4,349
1.228% due 09/15/2026		$1,400	1,001

5.450% due 02/05/2013		300	306
6.875% due 04/25/2018		2,050	2,298
6.875% due 11/15/2018		20,000	22,441
8.680% due 05/02/2017		95	105
8.950% due 05/18/2017		95	105
Morgan Stanley
1.446% due 04/29/2013		7,500	7,398
2.967% due 05/14/2013		1,800	1,798
3.450% due 11/02/2015		31,000	30,047
6.625% due 04/01/2018		500	524
National Australia Bank Ltd.
1.189% due 04/11/2014		12,500	12,513
NIBC Bank NV
2.800% due 12/02/2014		50,000	51,911
Pricoa Global Funding
5.400% due 10/18/2012		10,890	11,030
Principal Life Income Funding Trusts
5.300% due 04/24/2013		1,900	1,971
Regions Financial Corp.
7.750% due 11/10/2014		9,600	10,392
Royal Bank of Scotland Group PLC
5.000% due 11/12/2013		100	101
7.640% due 09/29/2017 (d)		9,400	6,345
SLM Corp.
0.992% due 06/17/2013	EUR	1,150	1,419
5.050% due 11/14/2014		$1,200	1,242
6.250% due 01/25/2016		7,800	8,229
8.450% due 06/15/2018		10,000	11,250
8.780% due 09/15/2016	MXN	131,600	9,421
Springleaf Finance Corp.
6.900% due 12/15/2017		$3,900	3,132
SSIF Nevada LP
1.167% due 04/14/2014		20,100	19,976
UBS AG
5.875% due 12/20/2017		1,650	1,846
Wachovia Corp.
0.837% due 10/15/2016		5,200	4,948
5.500% due 05/01/2013		700	727
Weyerhaeuser Co.
7.500% due 03/01/2013		6,000	6,222

			684,060

INDUSTRIALS 3.7%
Abbott Laboratories
5.150% due 11/30/2012		20	20
America Movil S.A.B. de C.V.
5.750% due 01/15/2015		75	84
Amgen, Inc.
6.150% due 06/01/2018		6,200	7,452
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		90	93
Caterpillar, Inc.
0.637% due 05/21/2013		300	301
Continental Airlines Pass-Through Trust
8.048% due 05/01/2022		27	30
COX Communications, Inc.
7.125% due 10/01/2012		17	17
Daimler Finance North America LLC
1.668% due 09/13/2013		1,600	1,610
Dow Chemical Co.
6.000% due 10/01/2012		6,914	6,998
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		130	137
General Mills, Inc.
5.650% due 09/10/2012		1,894	1,911
HCA, Inc.
6.500% due 02/15/2020		100	109
Hyundai Motor Manufacturing Czech s.r.o.
4.500% due 04/15/2015		100	105
JetBlue Airways Pass-Through Trust
0.843% due 06/15/2015		112	110
Limited Brands, Inc.
6.900% due 07/15/2017		1,600	1,784
Marks & Spencer PLC
6.250% due 12/01/2017		1,600	1,754
Petrobras International Finance Co.
7.875% due 03/15/2019		400	489
Philip Morris International, Inc.
4.875% due 05/16/2013		5,100	5,290
RR Donnelley & Sons Co.
5.500% due 05/15/2015		3	3
6.125% due 01/15/2017		981	932
Tennessee Gas Pipeline Co. LLC
7.000% due 03/15/2027		7,800	9,822

Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	23,200	23,389
Time Warner Cable, Inc.
5.400% due 07/02/2012	7,000	7,000
Time Warner, Inc.
5.875% due 11/15/2016	1,600	1,876
UAL Pass-Through Trust
10.400% due 05/01/2018	85	97
United Technologies Corp.
0.737% due 12/02/2013	25,800	25,902

		97,315

UTILITIES 1.8%
BellSouth Corp.
4.020% due 04/26/2021	15,200	15,587
Centrais Eletricas Brasileiras S.A.
7.750% due 11/30/2015	5,000	5,847
Dominion Resources, Inc.
5.700% due 09/17/2012	1,520	1,536
DTE Energy Co.
1.167% due 06/03/2013	1,400	1,403
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034	7,900	10,092
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	10,200	10,996
Nevada Power Co.
7.125% due 03/15/2019	1,130	1,445
Southern California Edison Co.
5.000% due 01/15/2014	50	53
Southwestern Electric Power Co.
6.450% due 01/15/2019	135	163

		47,122

Total Corporate Bonds & Notes (Cost $804,022)		828,497

MUNICIPAL BONDS & NOTES 0.9%
CALIFORNIA 0.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	100	137
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	125
7.550% due 04/01/2039	700	901
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	100	118
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	500	613
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	200	204
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	200	263

		2,465

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	1,100	1,311
Cook County, Illinois Township High School District No. 21 J Sterling Morton General Obligation Bonds, (AGM/CR/AMBAC Insured), Series 2004
0.000% due 12/01/2015	3,000	2,695
0.000% due 12/01/2017	2,500	2,072
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.206% due 01/01/2019	250	260

		6,338

NEW JERSEY 0.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	9,300	9,310
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	100	141

		9,451

NEW YORK 0.1%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	1,000	1,267
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2006
8.957% due 12/15/2013	345	405
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.008% due 08/01/2027	600	697

New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	100	121

		2,490

SOUTH CAROLINA 0.0%
South Carolina Student Loan Corp. Revenue Notes Series 2010
0.916% due 01/25/2021	129	129

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	2,000	2,727

Total Municipal Bonds & Notes (Cost $22,064)		23,600

U.S. GOVERNMENT AGENCIES 38.6%
Fannie Mae
0.305% due 07/25/2037	1,232	1,185
0.555% due 04/25/2037	1,250	1,252
0.645% due 11/25/2032	1	1
0.675% due 11/25/2040	2,903	2,906
0.725% due 11/25/2040	2,541	2,549
0.795% due 06/25/2041	19,001	19,094
0.925% due 02/25/2041	863	867
1.250% due 01/30/2017	7,800	7,935
1.347% due 10/01/2044	74	76
2.069% due 04/01/2027	5	6
2.500% due 07/01/2027	92,000	94,875
2.500% due 07/17/2027 (a)	8,000	8,245
2.610% due 02/01/2035	49	52
2.654% due 06/01/2035	4,744	5,059
2.750% due 10/01/2037	45	48
3.000% due 07/01/2027	6,000	6,289
3.500% due 08/01/2042	5,000	5,244
4.000% due 04/01/2023 - 08/01/2042	216,806	230,767
4.500% due 08/01/2018 - 08/01/2042	179,453	192,584
4.759% due 01/01/2027	40	41
4.993% due 03/01/2034	68	73
5.000% due 02/13/2017 - 08/01/2042	87,631	94,929
5.270% due 11/01/2035	58	62
5.375% due 06/12/2017	500	607
5.500% due 09/01/2024 - 08/01/2042	67,717	73,992
5.646% due 05/01/2037	101	109
5.725% due 06/01/2036	66	71
5.779% due 05/01/2037	107	116
5.816% due 02/01/2037	72	78
6.000% due 09/25/2016 - 07/01/2042	7,286	8,072
6.200% due 09/01/2036	83	90
6.244% due 12/25/2042	264	304
6.500% due 01/01/2013 - 06/25/2044	17,624	21,461
7.000% due 06/01/2016 - 05/01/2032	101	117
7.500% due 03/01/2015 - 07/25/2041	96	104
8.000% due 06/01/2015 - 08/01/2031	24	27
8.400% due 08/25/2019	1	1
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	3,493	3,492
0.472% due 02/15/2019	112	113
0.742% due 10/15/2040	3,279	3,289
0.842% due 12/15/2037	2,392	2,407
1.000% due 03/08/2017 - 06/29/2017	14,100	14,191
1.750% due 05/30/2019	2,500	2,563
2.375% due 01/13/2022	1,600	1,647
3.066% due 05/01/2035	81	87
3.750% due 03/27/2019	200	232
4.500% due 05/01/2030 - 08/01/2042	115,365	123,398
5.000% due 10/01/2033 - 07/01/2041	760	829
5.500% due 06/01/2017 - 07/01/2038	3,557	3,910
5.933% due 05/01/2037	133	144
6.000% due 09/01/2013 - 11/01/2037	877	972
6.500% due 12/01/2021 - 07/25/2043	299	336
7.000% due 04/01/2032 - 01/01/2033	75	89
8.400% due 08/15/2021	1	2
8.500% due 04/15/2025	154	179
Ginnie Mae
0.693% due 10/16/2030	15	16
0.843% due 02/16/2030	349	354
0.893% due 02/16/2030	221	224
1.625% due 11/20/2025 - 07/20/2034	245	254
2.125% due 11/20/2034	6	6
2.375% due 06/20/2032	4	4
2.500% due 11/20/2017	12	13
3.000% due 03/20/2020	4	4
3.500% due 12/20/2017	9	10
5.500% due 01/15/2017 - 11/20/2032	16,958	19,760
5.750% due 08/20/2037	20	25

6.500% due 01/20/2034 - 08/20/2034	45	52
7.000% due 07/15/2031 - 12/15/2032	44	52
7.500% due 04/20/2027 - 01/15/2031	267	316
8.000% due 04/15/2017 - 11/15/2022	375	405
9.000% due 10/15/2017	1	1
9.500% due 08/15/2021 - 12/15/2021	9	10
Small Business Administration
4.340% due 03/01/2024	39	43
4.504% due 02/10/2014	12	12
4.727% due 02/10/2019	29,521	31,824
4.750% due 07/01/2025	10,346	11,530
5.130% due 09/01/2023	10	11
U.S. Department of Housing and Urban Development
5.070% due 08/01/2015	2,000	2,086
5.290% due 08/01/2017	5,000	5,258

Total U.S. Government Agencies (Cost $994,116)		1,009,438

U.S. TREASURY OBLIGATIONS 22.7%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016	1,355	1,412
0.125% due 01/15/2022	6,811	7,221
0.625% due 07/15/2021 (f)(h)(i)	87,692	97,845
1.125% due 01/15/2021	947	1,092
1.250% due 07/15/2020	3,482	4,051
1.750% due 01/15/2028	439	552
2.000% due 01/15/2026	46,950	60,066
2.375% due 01/15/2025	14,037	18,533
2.500% due 01/15/2029	1,500	2,087
U.S. Treasury Notes
0.750% due 06/30/2017 (a)	43,000	43,071
0.875% due 12/31/2016 (f)	20,800	20,998
0.875% due 01/31/2017	61,500	62,067
0.875% due 02/28/2017	31,900	32,194
1.125% due 05/31/2019	51,000	51,119
1.375% due 11/30/2018	6,300	6,449
1.500% due 08/31/2018	62,000	64,020
1.875% due 09/30/2017	106,500	112,416
3.500% due 02/15/2018	5,500	6,297

Total U.S. Treasury Obligations (Cost $574,432)		591,490

MORTGAGE-BACKED SECURITIES 5.4%
Adjustable Rate Mortgage Trust
5.314% due 10/25/2035	262	228
American Home Mortgage Investment Trust
2.237% due 09/25/2045	5,384	4,338
2.736% due 02/25/2045	1,098	956
Banc of America Funding Corp.
0.484% due 05/20/2035	7,092	5,099
2.628% due 05/25/2035	1,618	1,655
2.643% due 02/20/2036	942	867
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	6,550	6,209
Banc of America Mortgage Securities, Inc.
2.966% due 02/25/2034	225	209
5.500% due 07/25/2035	504	497
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035	767	751
2.634% due 04/25/2033	50	48
2.729% due 01/25/2035	150	122
2.897% due 02/25/2033	53	45
2.956% due 02/25/2034	156	146
3.078% due 03/25/2035	292	288
3.096% due 07/25/2034	116	100
5.682% due 02/25/2033	39	39
Bear Stearns Alt-A Trust
0.515% due 08/25/2035	6,589	4,838
2.568% due 10/25/2033	46	38
2.879% due 09/25/2035	994	684
2.883% due 05/25/2035	2,871	2,296
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	100	108
5.471% due 01/12/2045	300	346
Chase Mortgage Finance Corp.
2.989% due 02/25/2037	1,073	1,010
6.000% due 03/25/2037	1,386	1,133
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2035	378	378
5.500% due 12/25/2036	8,574	8,266
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	8,045	7,529
2.893% due 03/25/2034	127	116
5.019% due 09/25/2037 ^	59	38
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322% due 12/11/2049	145	162

Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		600	678
Countrywide Alternative Loan Trust
1.147% due 12/25/2035		170	97
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035		232	144
2.620% due 11/25/2034		1,477	1,223
2.709% due 02/20/2035		2,539	2,087
5.000% due 08/25/2019		166	171
5.124% due 03/25/2034		1,856	1,768
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		35	26
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		891	835
5.311% due 12/15/2039		145	162
5.851% due 03/15/2039		100	110
5.869% due 06/15/2039		59	59
6.408% due 02/15/2041		12,100	13,369
CW Capital Cobalt Ltd.
5.223% due 08/15/2048		145	161
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035		121	88
First Horizon Asset Securities, Inc.
5.500% due 01/25/2035		718	708
Granite Master Issuer PLC
0.344% due 12/20/2054		1,254	1,206
0.581% due 12/20/2054	EUR	1,659	2,022
0.601% due 12/20/2054		4,093	4,991
0.951% due 12/20/2054	GBP	1,254	1,875
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	226	277
1.298% due 09/20/2044	GBP	1,210	1,832
1.393% due 01/20/2044		206	310
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		$100	108
5.444% due 03/10/2039		200	223
GS Mortgage Securities Corp.
1.103% due 03/06/2020		2,544	2,528
GSR Mortgage Loan Trust
2.655% due 09/25/2035		495	479
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		9,140	5,513
Indymac ARM Trust
1.717% due 01/25/2032		32	26
JPMorgan Chase Commercial Mortgage Securities Corp.
5.420% due 01/15/2049		315	354
5.882% due 02/15/2051		395	451
5.924% due 02/12/2049		60	68
JPMorgan Mortgage Trust
4.744% due 02/25/2034		206	206
5.005% due 02/25/2035		612	614
MASTR Reperforming Loan Trust
8.000% due 07/25/2035		246	256
Mellon Residential Funding Corp.
0.672% due 08/15/2032		438	427
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,108	814
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.172% due 12/12/2049		235	262
5.485% due 03/12/2051		400	437
5.810% due 06/12/2050		150	162
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		229	192
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		433	446
5.692% due 04/15/2049		4,400	4,862
5.809% due 12/12/2049		310	361
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		388	324
Morgan Stanley Re-REMIC Trust
5.979% due 08/15/2045		15,000	17,070
Prime Mortgage Trust
0.645% due 02/25/2019		17	16
0.645% due 02/25/2034		249	225
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		554	387
5.428% due 09/25/2035		2,553	2,048
Structured Adjustable Rate Mortgage Loan Trust
2.736% due 07/25/2034		446	417
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		2,633	2,290
1.083% due 10/19/2033		60	47
Structured Asset Securities Corp.
2.539% due 02/25/2032		21	22
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		2,285	2,128

5.509% due 04/15/2047		300	330
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		737	594
0.565% due 01/25/2045		215	181
1.347% due 11/25/2042		182	158
2.390% due 02/27/2034		4	4
Washington Mutual MSC Mortgage Pass-Through Certificates
6.500% due 08/25/2034		131	136
Wells Fargo Mortgage-Backed Securities Trust
2.607% due 11/25/2034		6,047	5,915
2.610% due 01/25/2035		4,762	4,536
2.622% due 03/25/2036		2,863	2,543
2.624% due 06/25/2035		327	325
2.634% due 03/25/2035		562	528

Total Mortgage-Backed Securities (Cost $138,516)			141,751

ASSET-BACKED SECURITIES 2.1%
Bayview Financial Acquisition Trust
5.660% due 12/28/2036		1,676	1,722
Carrington Mortgage Loan Trust
0.345% due 05/25/2036		32	31
Centex Home Equity
4.670% due 09/25/2034		415	401
Conseco Finance
7.550% due 04/15/2032		12	12
Countrywide Asset-Backed Certificates
1.285% due 02/25/2035		15	15
First Franklin Mortgage Loan Asset-Backed Certificates
0.355% due 11/25/2036		7,741	7,558
First NLC Trust
0.945% due 12/25/2035		29	29
Fremont Home Loan Owner Trust
1.035% due 12/25/2029		122	79
Galaxy CLO Ltd.
0.706% due 04/25/2019		9,863	9,413
Hillmark Funding
0.717% due 05/21/2021		6,800	6,450
HSBC Home Equity Loan Trust
0.504% due 01/20/2035		16	14
0.534% due 01/20/2034		1,801	1,656
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		87	71
Nelnet Student Loan Trust
1.166% due 07/25/2018		183	184
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		4,064	4,130
SLM Student Loan Trust
0.546% due 04/26/2021		173	172
1.339% due 08/15/2023		11,000	11,006
3.500% due 08/17/2043		10,925	10,748
Structured Asset Securities Corp.
0.475% due 07/25/2035		70	69
1.745% due 04/25/2035		2,347	2,007

Total Asset-Backed Securities (Cost $54,981)			55,767

SOVEREIGN ISSUES 5.4%
Canada Housing Trust
3.750% due 03/15/2020	CAD	3,400	3,749
3.800% due 06/15/2021		500	556
Hydro Quebec
0.813% due 09/28/2012 (d)		$5,000	3,959
Indonesia Government International Bond
7.500% due 01/15/2016		2,900	3,360
Korea Development Bank
3.250% due 03/09/2016		8,000	8,301
8.000% due 01/23/2014		2,500	2,734
Korea Housing Finance Corp.
4.125% due 12/15/2015		5,000	5,315
Mexico Government International Bond
6.250% due 06/16/2016	MXN	200,000	15,805
Panama Government International Bond
7.250% due 03/15/2015		$700	802
Province of British Columbia
3.250% due 12/18/2021	CAD	100	104
4.300% due 06/18/2042		200	234
Province of Ontario
0.950% due 05/26/2015		$24,400	24,529
3.150% due 06/02/2022	CAD	19,800	20,095
3.200% due 09/08/2016		1,200	1,247
4.000% due 06/02/2021		3,600	3,918
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		200	221
4.300% due 03/08/2017		600	654
4.400% due 06/02/2019		1,100	1,225

5.500% due 06/02/2018		300	349
Province of Quebec
4.250% due 12/01/2021		20,200	22,244
4.500% due 12/01/2016		100	109
4.500% due 12/01/2017		900	996
4.500% due 12/01/2018		400	446
4.875% due 05/05/2014		$220	238
5.125% due 11/14/2016		25	29
Republic of Korea
4.250% due 06/01/2013		135	139
4.875% due 09/22/2014		900	971
7.125% due 04/16/2019		2,200	2,787
Russia Government International Bond
7.500% due 03/31/2030		7,970	9,588
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		1,000	1,001
Turkey Government International Bond
7.500% due 07/14/2017		4,200	4,909
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		300	311

Total Sovereign Issues (Cost $138,301)			141,035

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		16,800	18,900

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		4,000	6

Total Convertible Preferred Securities (Cost $12,938)			18,906

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.5%
Citigroup, Inc.
6.150% due 12/15/2012		148,000	553
DG Funding Trust
2.829% due 07/30/2012 (d)		912	6,802
Farm Credit Bank
10.000% due 12/15/2020 (d)		4,000	4,665

Total Preferred Securities (Cost $14,288)			12,020

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 20.4%
CERTIFICATES OF DEPOSIT 1.4%
Banco do Brasil S.A.
0.000% due 08/17/2012		$13,400	13,387
Bank of Nova Scotia
0.766% due 10/18/2012		700	701
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		22,600	22,473

			36,561

REPURCHASE AGREEMENTS 0.4%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		8,300	8,300
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $8,494. Repurchase proceeds are $8,300.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		1,877	1,877
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,916. Repurchase proceeds are $1,877.)

			10,177

JAPAN TREASURY BILLS 10.5%
0.099% due 08/27/2012 - 09/24/2012 (b)	JPY	21,900,000	273,929

MEXICO TREASURY BILLS 5.7%
4.459% due 07/05/2012 - 08/30/2012 (b)	MXN	1,985,000	147,898

U.S. TREASURY BILLS 0.0%
0.137% due 10/18/2012 - 11/23/2012 (b)(f)	$960	960

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 2.4%
PIMCO Short-Term Floating NAV Portfolio	6,126,318	61,386
PIMCO Short-Term Floating NAV Portfolio III	15,592	156

		61,542

Total Short-Term Instruments (Cost $534,372)		531,067

Total Investments 128.5% (Cost $3,290,376)		$3,355,895
Written Options (k) (0.0%) (Premiums $5,681)		(77)
Other Assets and Liabilities (Net) (28.5%)		(743,472)

Net Assets 100.0%		$2,612,346

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,477 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $30,021 at a weighted average interest rate of 0.001%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,813 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar September Futures	Long	09/2015	65	$40
U.S. Treasury 10-Year Note September Futures	Long	09/2012	1,447	835

				$875

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $416 and cash of $27 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$ 48,300	$198	$200

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%		$500	$(1)	$(12)	$11
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		25,000	(127)	(310)	183
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		20,000	(189)	(77)	(112)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		3,400	(12)	(39)	27
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		1,200	(6)	(12)	6
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		200	(1)	(2)	1
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
China Government International Bond	RYL	1.000%	03/20/2015	0.664%		10,000	94	137	(43)
China Government International Bond	UAG	1.000%	03/20/2015	0.664%		25,000	235	355	(120)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		4,000	(7)	(30)	23
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2014	0.815%		30,000	146	(1,100)	1,246
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%		3,900	0	2	(2)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		3,000	(5)	(24)	19
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.815%		10,000	49	(366)	415
France Government Bond	CBK	0.250%	12/20/2015	1.369%		800	(30)	(21)	(9)
France Government Bond	CBK	0.250%	09/20/2016	1.576%		3,100	(166)	(178)	12
France Government Bond	HUS	0.250%	09/20/2016	1.576%		7,700	(413)	(295)	(118)
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.581%		12,100	103	0	103
General Electric Capital Corp.	BRC	1.270%	06/20/2013	0.666%		15,000	95	0	95
General Electric Capital Corp.	RYL	1.270%	06/20/2013	0.666%		10,000	63	0	63
Indonesia Government International Bond	BPS	1.000%	06/20/2021	2.405%		2,600	(273)	(180)	(93)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%		3,300	(62)	(55)	(7)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%		1,500	(158)	(102)	(56)
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.425%		1,200	(18)	(27)	9
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%		1,300	(24)	(22)	(2)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.425%		1,200	(18)	(27)	9
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%		1,300	(136)	(89)	(47)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		400	6	6	0
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		700	10	6	4
Merrill Lynch & Co., Inc.	UAG	1.000%	09/20/2012	1.454%		4,300	(3)	(115)	112
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		5,800	(146)	(148)	2
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		1,200	(30)	(18)	(12)
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		2,400	(35)	(76)	41
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		5,000	(4)	(38)	34
Qatar Government International Bond	MYC	1.000%	03/20/2016	1.030%		3,000	(2)	(24)	22
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.402%		6,728	22	23	(1)
U.S. Treasury Notes	BPS	0.250%	03/20/2016	0.343%	EUR	4,900	(21)	(69)	48
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		$2,000	43	26	17
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		900	19	17	2
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		1,800	36	9	27
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	5	4	1
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.373%		50,000	1,100	750	350
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,200	47	38	9

							$178	$(2,104)	$2,282

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$3,800	$281	$275	$6
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	600	44	79	(35)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	45,800	3,392	5,885	(2,493)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	600	45	68	(23)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	1,200	89	134	(45)
CDX.EM-14 5-Year Index	BOA	5.000%	12/20/2015	1,100	89	144	(55)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	3,700	298	483	(185)
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012	12,635	49	0	49
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	8,198	29	0	29
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	5	0	5
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	1,640	9	0	9
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	2,025	9	0	9

					$4,341	$7,068	$(2,727)

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	$23,000	$194	$0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,800	19	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	4,500	20	(2)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	31,100	86	(11)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	93,400	808	0
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	500,000	1,463	(21)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	65,000	721	(3)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	5,900	22	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	8,600	81	(17)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	119,700	721	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	14,600	71	(1)
Put - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	500,000	1,475	(21)

							$5,681	$(77)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	22,254		$29,126	BRC	$961	$0	$961
07/2012		1,619		2,064	CBK	15	0	15
07/2012		22,254		29,172	DUB	1,006	0	1,006
07/2012		31,674		40,992	FBF	990	(84)	906
07/2012		5,003		6,330	GSC	0	(1)	(1)
07/2012		9,421		11,867	HUS	0	(55)	(55)
07/2012	GBP	1,789		2,823	GSC	21	0	21
07/2012		1,789		2,821	HUS	19	0	19
07/2012	IDR	2,893,000		310	BRC	2	0	2
07/2012		494,068		53	GST	0	0	0
07/2012		30,097,300		3,227	HUS	24	(1)	23
07/2012		2,475,768		261	JPM	0	(3)	(3)
07/2012	INR	81,472		1,600	DUB	140	0	140
07/2012		281,168		5,515	JPM	476	0	476
07/2012	MXN	167,000		12,998	HUS	481	0	481
07/2012		$35,367	EUR	28,145	BPS	425	(174)	251
07/2012		11,282		8,744	BRC	14	(229)	(215)
07/2012		4,950		3,842	DUB	33	(120)	(87)
07/2012		3,288		2,499	FBF	0	(126)	(126)
07/2012		5,494		4,217	HUS	0	(157)	(157)
07/2012		4,835		3,700	JPM	0	(152)	(152)
07/2012		2,097		1,600	MSC	0	(72)	(72)
07/2012		5,039		3,900	RBC	0	(103)	(103)
07/2012		891		700	RYL	0	(5)	(5)
07/2012		10,040		7,700	UAG	8	(303)	(295)
07/2012		307	GBP	196	BRC	0	0	0
07/2012		5,278		3,382	UAG	19	0	19
07/2012		305	IDR	2,893,000	BRC	3	0	3
07/2012		52		494,068	GST	1	0	1
07/2012		3,331		30,097,300	HUS	0	(127)	(127)
07/2012		263		2,475,768	JPM	0	0	0
07/2012		7,839	INR	362,640	UAG	0	(1,340)	(1,340)
08/2012	EUR	23,845		$29,766	BPS	0	(417)	(417)
08/2012	GBP	3,382		5,277	UAG	0	(19)	(19)
08/2012	JPY	7,950,000		100,594	CBK	1,063	0	1,063
08/2012	MXN	715,936		50,898	BRC	0	(2,472)	(2,472)
08/2012		1,307,316		98,607	HUS	1,800	(726)	1,074
08/2012		124,185		9,355	JPM	84	0	84
08/2012		27,554		2,000	MSC	0	(57)	(57)
08/2012		$184	GBP	118	JPM	1	0	1
08/2012		1,080	MXN	14,112	JPM	0	(26)	(26)
08/2012		1		18	UAG	0	0	0
09/2012	CAD	57,304		$55,749	BRC	0	(439)	(439)
09/2012	JPY	4,650,000		58,708	BRC	474	0	474
09/2012		1,180,000		14,860	CBK	81	0	81
09/2012		2,400,000		30,162	DUB	109	0	109
09/2012		343,460		4,285	JPM	2	(18)	(16)
09/2012		5,976,916		75,850	UAG	1,011	(10)	1,001
09/2012		$54,787	EUR	43,912	CBK	823	0	823
09/2012		1,391		1,103	JPM	6	0	6
02/2013	CNY	11,999		$1,901	BRC	22	0	22
02/2013		16,367		2,600	FBF	37	0	37
02/2013		46,732		7,400	UAG	80	0	80
02/2013		$6,511	CNY	41,312	CBK	0	(40)	(40)
02/2013		600		3,786	GST	0	(7)	(7)
02/2013		4,727		30,000	HUS	0	(28)	(28)

						$10,231	$(7,311)	$2,920

(m)	Fair Value Measurements (1)

(i)	The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,324	$0	$2,324
Corporate Bonds & Notes
Banking & Finance	0	683,850	210	684,060
Industrials	0	97,188	127	97,315
Utilities	0	47,122	0	47,122
Municipal Bonds & Notes
California	0	2,465	0	2,465
Illinois	0	6,338	0	6,338
New Jersey	0	9,451	0	9,451
New York	0	2,490	0	2,490
South Carolina	0	129	0	129
Texas	0	2,727	0	2,727
U.S. Government Agencies	0	1,009,438	0	1,009,438
U.S. Treasury Obligations	0	591,490	0	591,490
Mortgage-Backed Securities	0	141,751	0	141,751
Asset-Backed Securities	0	49,317	6,450	55,767
Sovereign Issues	0	141,035	0	141,035
Convertible Preferred Securities
Banking & Finance	18,900	0	0	18,900
Industrials	0	0	6	6
Preferred Securities
Banking & Finance	0	5,218	6,802	12,020
Short-Term Instruments
Certificates of Deposit	0	36,561	0	36,561
Repurchase Agreements	0	10,177	0	10,177
Japan Treasury Bills	0	273,929	0	273,929
Mexico Treasury Bills	0	147,898	0	147,898
U.S. Treasury Bills	0	960	0	960
PIMCO Short-Term Floating NAV Portfolios	61,542	0	0	61,542
	$80,442	$3,261,858	$13,595	$3,355,895

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	3,013	0	3,013
Foreign Exchange Contracts	0	10,231	0	10,231
Interest Rate Contracts	875	200	0	1,075
	$875	$13,444	$0	$14,319

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,458)	0	(3,458)
Foreign Exchange Contracts	0	(7,311)	0	(7,311)
Interest Rate Contracts	0	(77)	0	(77)

	$0	$(10,846)	$0	$(10,846)

Totals	$81,317	$3,264,456	$13,595	$3,359,368

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$0	$0	$0	$0	$0	$0	$210	$0	$210	$0
Industrials	133	0	(6)	0	0	0	0	0	127	0
U.S. Government Agencies	70,218	(70,246)	0	0	0	28	0	0	0	0
Asset-Backed Securities	6,335	0	0	14	0	101	0	0	6,450	101
Convertible Preferred Securities
Industrials	1	0	0	0	0	5	0	0	6	5
Preferred Securities
Banking & Finance	6,828	0	0	0	0	(26)	0	0	6,802	(26)

Totals	$83,515	$(70,246)	$(6)	$14	$0	$108	$210	$0	$13,595	$80

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$210	Benchmark Pricing	Base Price	110.30 - 110.90
Industrials	127	Third Party Vendor	Broker Quote	110.00 - 114.13
Asset-Backed Securities	6,450	Benchmark Pricing	Base Price	94.97
Convertible Preferred Securities
Industrials	6	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	6,802	Benchmark Pricing	Base Price	7,467.85

Total	$13,595

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Money Market Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
SHORT-TERM INSTRUMENTS 108.4%
GOVERNMENT AGENCY DEBT 11.6%
Ally Financial, Inc.
2.200% due 12/19/2012 (b)	$13,862	$13,988
Fannie Mae
3.625% due 02/12/2013	15,000	15,309
Federal Home Loan Bank
0.280% due 07/26/2013	18,300	18,301
Freddie Mac
0.142% due 01/09/2013	25,500	25,481
4.500% due 07/15/2013	6,890	7,191

		80,270

GOVERNMENT AGENCY REPURCHASE AGREEMENTS 23.4%
BNP Paribas Securities Corp.
0.280% due 07/02/2012	15,000	15,000
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 06/01/2042 valued at $15,559. Repurchase proceeds are $15,000.)
Citigroup Global Markets, Inc.
0.220% due 07/02/2012	37,500	37,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $38,272. Repurchase proceeds are $37,501.)
Goldman Sachs Group, Inc. (The)
0.190% due 07/02/2012	35,000	35,000
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $36,195. Repurchase proceeds are $35,001.)
Morgan Stanley & Co., Inc.
0.210% due 07/02/2012	37,500	37,500
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $38,299. Repurchase proceeds are $37,501.)
RBS Securities, Inc.
0.210% due 07/02/2012	37,500	37,500
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $38,249. Repurchase proceeds are $37,501.)

		162,500

TREASURY DEBT 16.7%
U.S. Treasury Bills
0.131% due 08/23/2012 - 05/02/2013 (a)	115,880	115,805

TREASURY REPURCHASE AGREEMENTS 56.7%
Bank of Nova Scotia
0.200% due 07/02/2012	12,900	12,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $13,170. Repurchase proceeds are $12,900.)
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400.)

Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	75,100	75,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $76,719. Repurchase proceeds are $75,101.)
HSBC Bank USA N.A.
0.220% due 07/02/2012	75,100	75,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 10/31/2013 valued at $76,621. Repurchase proceeds are $75,101.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	79,800	79,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 09/15/2014 valued at $81,499. Repurchase proceeds are $79,801.)
RBC Capital Markets LLC
0.200% due 07/02/2012	75,100	75,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $76,691. Repurchase proceeds are $75,101.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	457	457
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $946. Repurchase proceeds are $457.)
TD Securities (USA) LLC
0.190% due 07/02/2012	70,000	70,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $71,585. Repurchase proceeds are $70,001.)

		392,857

Total Short-Term Instruments (Cost $751,432)		751,432

Total Investments 108.4% (Cost $751,432)		$751,432
Other Assets and Liabilities (Net) (8.4%)		(57,956)

Net Assets 100.0%		$693,476

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	FDIC guaranteed through Treasury Liquidity Guarantee Program.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Short-Term Instruments
Government Agency Debt	$0	$80,270	$0	$80,270
Government Agency Repurchase Agreements	0	162,500	0	162,500
Treasury Debt	0	115,805	0	115,805
Treasury Repurchase Agreements	0	392,857	0	392,857
	$0	$751,432	$0	$751,432

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage-Backed Securities Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. GOVERNMENT AGENCIES 128.2%
Fannie Mae
0.000% due 07/25/2022 (b)	$26	$23
0.309% due 12/25/2036	4,109	3,928
0.365% due 03/25/2034	883	879
0.395% due 08/25/2034 - 10/25/2035	9,058	8,869
0.485% due 06/25/2033	89	84
0.505% due 06/25/2032	289	291
0.545% due 03/25/2018	355	357
0.585% due 11/25/2032	181	168
0.643% due 04/18/2028	4	4
0.695% due 05/25/2023	567	569
0.745% due 03/25/2017 - 07/25/2034	1,068	1,073
0.755% due 10/25/2031	26	26
0.900% due 02/25/2024	406	411
1.245% due 04/25/2032	362	371
1.250% due 04/25/2023	2	2
1.332% due 05/01/2033	391	404
1.353% due 08/01/2042 - 10/01/2044	2,973	3,016
2.030% due 11/01/2035	167	173
2.074% due 12/01/2034	712	749
2.079% due 08/01/2027	635	672
2.099% due 03/01/2032	85	89
2.148% due 02/01/2036	335	341
2.175% due 09/01/2034	637	666
2.223% due 10/01/2035	39	40
2.227% due 11/01/2034	42	44
2.232% due 01/01/2035	100	106
2.234% due 03/01/2035	17	18
2.235% due 01/01/2035	476	506
2.238% due 01/01/2035	149	158
2.245% due 01/01/2035	153	163
2.249% due 04/01/2033	200	212
2.250% due 03/01/2027	85	89
2.260% due 10/01/2028	11	12
2.264% due 12/01/2034	14	15
2.269% due 02/01/2035	85	91
2.272% due 12/01/2034	105	111
2.275% due 12/01/2035	573	609
2.278% due 10/01/2035	120	127
2.297% due 05/01/2035	83	88
2.299% due 05/01/2035	547	582
2.343% due 06/01/2030	13	13
2.349% due 02/01/2035	196	207
2.351% due 01/01/2035	84	89
2.457% due 03/01/2035	75	79
2.480% due 04/01/2035	523	550
2.487% due 09/01/2035	614	655
2.500% due 04/01/2027 - 06/01/2027	293	304
2.550% due 08/01/2036	1,143	1,219
2.556% due 05/25/2035	345	360
2.564% due 07/01/2035	187	200
2.569% due 07/01/2035	131	140
2.584% due 03/01/2035	41	44
2.599% due 02/01/2035	114	121
2.711% due 02/01/2035	55	58
2.722% due 07/01/2035	94	100
2.765% due 02/01/2035	101	108
2.771% due 02/01/2035	95	101
2.779% due 05/01/2035	260	278
3.000% due 07/01/2027 - 07/01/2042	98,000	100,880
3.005% due 10/01/2032	259	266
3.500% due 07/01/2027 - 08/01/2042	1,200	1,258
3.532% due 05/01/2023	11	11
4.000% due 08/01/2018 - 07/01/2042	55,303	58,979
4.500% due 08/01/2020 - 08/01/2042	63,412	68,212
5.000% due 01/01/2019 - 08/01/2042	27,981	30,268
5.075% due 11/01/2018	1	1
5.326% due 11/01/2035	286	309
5.365% due 11/01/2035	313	338
5.500% due 08/01/2024 - 08/01/2042	28,944	31,647
5.990% due 08/01/2017	1,091	1,198
6.000% due 07/01/2017 - 08/01/2042	22,004	24,472
6.500% due 06/01/2021 - 08/01/2042	6,262	7,070
7.000% due 09/25/2023	1	2
7.500% due 09/01/2034	2	2
7.750% due 08/25/2022	29	33
8.200% due 04/25/2025	2	2

Federal Housing Administration
7.430% due 06/01/2019	71	70
Freddie Mac
0.392% due 08/15/2019	874	874
0.642% due 06/15/2032 - 12/15/2032	341	341
0.692% due 12/15/2031	217	219
0.742% due 09/15/2030	23	24
1.150% due 02/15/2021	395	395
1.315% due 10/25/2044	1,937	1,944
1.353% due 02/25/2045	483	468
1.571% due 11/25/2019 (a)	37,373	3,087
2.355% due 02/01/2028	115	117
2.367% due 01/01/2034	37	39
2.375% due 07/01/2030 - 04/01/2035	416	441
2.456% due 02/01/2018	32	33
2.515% due 05/01/2032	21	21
2.521% due 09/01/2035	1,999	2,123
2.601% due 06/01/2035	72	77
2.610% due 02/01/2035	21	22
2.615% due 03/01/2034	711	757
2.621% due 09/01/2035	455	485
2.625% due 03/01/2035	76	81
2.631% due 01/01/2035	102	109
2.658% due 10/01/2036	700	748
2.756% due 01/01/2035	1,864	1,992
2.795% due 08/01/2036	80	85
2.860% due 02/01/2035	56	60
2.902% due 05/01/2035	174	186
3.018% due 03/01/2035	36	39
3.500% due 12/15/2022	1	1
3.900% due 08/01/2025	3	3
4.000% due 08/01/2042	33,000	34,975
4.416% due 11/01/2028	4	4
4.500% due 03/15/2021 - 06/01/2041	31,477	33,736
5.000% due 10/01/2029 - 07/01/2042	21,416	23,110
5.500% due 12/01/2017 - 06/01/2040	22,687	24,751
6.000% due 08/01/2038 - 07/01/2042	9,945	10,905
6.500% due 12/15/2023 - 05/15/2028	742	848
8.000% due 06/15/2026	13	16
Ginnie Mae
0.443% due 02/16/2032 - 07/16/2032	200	200
0.493% due 08/16/2032	817	820
0.793% due 04/16/2032	206	208
1.625% due 07/20/2022 - 03/20/2027	18	19
2.000% due 02/20/2017 - 07/20/2025	17	18
2.375% due 06/20/2017	12	12
2.500% due 12/20/2021 - 07/01/2027	12,006	12,464
3.000% due 04/20/2027	36	38
3.500% due 02/20/2018 - 08/01/2042	34,690	37,098
4.000% due 03/20/2016 - 08/01/2042	6,788	7,407
4.500% due 08/20/2033 - 07/01/2042	23,297	25,662
5.000% due 07/01/2042	50,000	55,031
5.500% due 02/15/2038 - 07/01/2042	8,907	9,885
6.000% due 02/15/2032 - 07/01/2042	5,998	6,751
6.500% due 07/15/2024 - 08/15/2038	1,560	1,797
7.500% due 08/15/2027	2	2

Total U.S. Government Agencies (Cost $648,968)		656,308

MORTGAGE-BACKED SECURITIES 11.4%
American Home Mortgage Assets LLC
0.535% due 08/25/2037 ^	1,889	152
American Home Mortgage Investment Trust
0.485% due 05/25/2047 ^	207	15
Banc of America Funding Corp.
0.534% due 05/20/2035	154	77
5.700% due 01/20/2047	1,035	633
Banktrust Mortgage Trust
5.700% due 12/01/2023	23	23
Bear Stearns Alt-A Trust
3.944% due 08/25/2036 ^	5,321	1,556
4.927% due 11/25/2036	1,930	1,131
CBA Commercial Small Balance Commercial Mortgage
0.525% due 12/25/2036	527	386
CC Mortgage Funding Corp.
0.375% due 05/25/2048	1,480	961
0.525% due 01/25/2035	92	73
Citigroup Mortgage Loan Trust, Inc.
1.045% due 08/25/2035	1,159	717
Commercial Mortgage Pass-Through Certificates
0.460% due 02/05/2019	2,000	1,943
Countrywide Alternative Loan Trust
0.444% due 07/20/2046	238	89
0.455% due 05/25/2035	890	516
0.475% due 08/25/2046	189	24
0.495% due 09/25/2046	450	40

0.495% due 10/25/2046	225	57
0.505% due 07/25/2046	450	38
0.515% due 05/25/2036	222	33
0.524% due 09/20/2046	450	38
0.585% due 10/25/2046	450	10
0.595% due 06/25/2037	314	15
0.615% due 11/25/2035	77	11
0.665% due 12/25/2035	113	33
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 02/25/2035	24	15
0.535% due 04/25/2035	538	334
0.545% due 04/25/2046	257	42
0.585% due 03/25/2036	135	41
0.595% due 02/25/2036	138	35
0.705% due 09/25/2034	486	152
2.778% due 03/25/2037 ^	2,482	1,199
2.882% due 02/25/2047 ^	2,987	1,612
2.926% due 04/25/2035	1,067	650
Greenpoint Mortgage Funding Trust
0.445% due 10/25/2046	405	101
0.445% due 12/25/2046 ^	406	103
0.515% due 04/25/2036 ^	181	25
0.565% due 09/25/2046 ^	416	41
0.585% due 10/25/2046	410	33
GSR Mortgage Loan Trust
0.505% due 08/25/2046	319	49
Harborview Mortgage Loan Trust
0.493% due 09/19/2046 ^	119	16
Homebanc Mortgage Trust
0.425% due 12/25/2036	376	247
Indymac Index Mortgage Loan Trust
0.445% due 11/25/2046	382	98
0.495% due 02/25/2037	450	83
JPMorgan Alternative Loan Trust
0.745% due 06/27/2037	4,435	3,205
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019	3,252	3,147
2.378% due 06/15/2043 (a)	21,663	1,424
MASTR Adjustable Rate Mortgages Trust
0.545% due 05/25/2047	450	79
0.585% due 05/25/2047	450	34
MASTR Alternative Loans Trust
0.645% due 03/25/2036	1,439	268
Mellon Residential Funding Corp.
0.942% due 11/15/2031	258	251
Morgan Stanley Dean Witter Capital
5.500% due 04/25/2017	4	4
Mortgage Equity Conversion Asset Trust
0.660% due 02/25/2042	384	319
0.680% due 01/25/2042	2,453	1,962
0.690% due 10/25/2041	2,096	1,676
0.700% due 05/25/2042	26,021	20,817
RBSSP Resecuritization Trust
0.745% due 11/21/2035	4,951	4,848
Residential Accredit Loans, Inc.
0.445% due 12/25/2046 ^	416	96
0.475% due 05/25/2037	288	61
0.515% due 05/25/2046 ^	402	77
3.294% due 08/25/2035 ^	247	124
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	324	345
RiverView HECM Trust
0.305% due 07/25/2047	418	356
Sequoia Mortgage Trust
0.593% due 10/19/2026	168	154
1.004% due 10/20/2027	52	49
Structured Asset Mortgage Investments, Inc.
0.545% due 08/25/2036	450	89
0.903% due 09/19/2032	99	89
Thornburg Mortgage Securities Trust
6.152% due 09/25/2037	285	270
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	1,034	1,002
WaMu Mortgage Pass-Through Certificates
0.465% due 07/25/2046 ^	103	11
0.688% due 07/25/2044	334	176
0.945% due 12/25/2045	367	53
1.147% due 02/25/2046	890	689
2.640% due 10/25/2046	4,145	3,113
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.495% due 07/25/2046	90	17
0.922% due 04/25/2047	290	69

Total Mortgage-Backed Securities (Cost $70,759)		58,321

ASSET-BACKED SECURITIES 2.4%
Amortizing Residential Collateral Trust
0.825% due 07/25/2032	25	20
0.945% due 10/25/2031	17	13
Amresco Residential Securities Mortgage Loan Trust
0.740% due 06/25/2028	235	205
0.800% due 06/25/2027	156	145
0.800% due 09/25/2027	367	304
0.875% due 09/25/2028	631	481
Argent Securities, Inc.
1.095% due 11/25/2034	825	458
Centex Home Equity
0.545% due 01/25/2032	27	22
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033	90	76
Conseco Finance
1.742% due 05/15/2032	663	448
Countrywide Asset-Backed Certificates
0.585% due 06/25/2033	300	266
EMC Mortgage Loan Trust
0.995% due 08/25/2040	162	112
GSAA Trust
0.545% due 03/25/2037	523	253
0.545% due 05/25/2047	1,778	1,065
Home Equity Asset Trust
0.845% due 11/25/2032	3	2
Lehman XS Trust
0.475% due 06/25/2046 ^	71	4
0.565% due 11/25/2046 ^	437	36
Morgan Stanley Mortgage Loan Trust
0.475% due 02/25/2037	142	58
0.605% due 04/25/2037	1,151	434
RAAC Series
0.645% due 06/25/2047	700	378
Renaissance Home Equity Loan Trust
1.005% due 12/25/2032	54	37
Salomon Brothers Mortgage Securities, Inc.
1.220% due 10/25/2028	367	340
SLM Student Loan Trust
1.966% due 04/25/2023	6,806	7,035
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034	35	27
Structured Asset Securities Corp.
0.825% due 01/25/2033	29	24
United National Home Loan Owner Trust
7.410% due 03/25/2025 ^	166	156

Total Asset-Backed Securities (Cost $13,026)		12,399

SHORT-TERM INSTRUMENTS 15.6%
REPURCHASE AGREEMENTS 0.5%
State Street Bank and Trust Co.
0.010% due 07/02/2012	2,292	2,292

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $2,342. Repurchase proceeds are $2,292.)
U.S. TREASURY BILLS 0.1%
0.168% due 05/02/2013 (d)	500	499

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (c) 15.0%
PIMCO Short-Term Floating NAV Portfolio	5,131,237	51,415
PIMCO Short-Term Floating NAV Portfolio III	2,559,715	25,605

		77,020

Total Short-Term Instruments (Cost $79,816)		79,811

Total Investments 157.6% (Cost $812,569)		$806,839
Other Assets and Liabilities (Net) (57.6%)		(294,732)

Net Assets 100.0%		$512,107

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $499 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation
Telos CLO Ltd. 03-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	$500	$197	$0	$197

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized Appreciation
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051	$7,000	$609	$438	$171
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051	5,000	435	334	101

						$1,044	$772	$272

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid	Unrealized Appreciation
Pay	Interest and paydown on FFCA Secured Lending Corp. 8.180% due 09/18/2027	8.180%	09/18/2027	MYC	$3,000	$1,888	$900	$988

(f)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2042	$93,000	$94,916	$(95,427)
Fannie Mae	3.500%	07/01/2027	7,000	7,380	(7,398)
Fannie Mae	4.000%	07/01/2042	1,000	1,062	(1,065)

				$103,358	$(103,890)

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
U.S. Government Agencies	$0	$656,238	$70	$656,308
Mortgage-Backed Securities	0	33,168	25,153	58,321
Asset-Backed Securities	0	12,399	0	12,399
Short-Term Instruments
Repurchase Agreements	0	2,292	0	2,292
U.S. Treasury Bills	0	499	0	499
PIMCO Short-Term Floating NAV Portfolios	77,020	0	0	77,020
	$77,020	$704,596	$25,223	$806,839

Short Sales, at value	$0	$(103,890)	$0	$(103,890)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	469	0	469
Interest Rate Contracts	0	0	988	988

	$0	$469	$988	$1,457

Totals	$77,020	$601,175	$26,211	$704,406

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$72	$0	$(2)	$(1)	$0	$1	$0	$0	$70	$0
Mortgage-Backed Securities	13,914	12,005	(318)	24	42	(514)	0	0	25,153	(454)

	$13,986	$12,005	$(320)	$23	$42	$(513)	$0	$0	$25,223	$(454)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$1,017	$0	$0	$0	$0	$(29)	$0	$0	$988	$(29)

Totals	$15,003	$12,005	$(320)	$23	$42	$(542)	$0	$0	$26,211	$(483)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$70	Benchmark Pricing	Base Price	98.75
Mortgage-Backed Securities	23	Benchmark Pricing	Base Price	99.63
	25,130	Third Party Vendor	Broker Quote	80.00 - 85.00
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	988	Indicative Market Quotations	Broker Quote	62.00

Total	$26,211

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 94.0%
ALABAMA 1.2%
Birmingham-Baptist Medical Centers Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2005
5.000% due 11/15/2030	$3,000	$3,024
Jefferson County, Alabama Revenue Bonds, Series 2004
5.250% due 01/01/2019	3,300	3,298
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	600	600

		6,922

CALIFORNIA 14.2%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	6,835	7,502
California Health Facilities Financing Authority Revenue Bonds, Series 2009
6.000% due 07/01/2039	1,000	1,156
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	2,000	2,136
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	2,565	2,576
California State Public Works Board Revenue Bonds, Series 2012
5.000% due 04/01/2034	10,000	10,600
5.000% due 04/01/2037	9,000	9,452
California Statewide Communities Development Authority Revenue Bonds, Series 2005
5.000% due 11/15/2043	8,000	8,290
California Statewide Communities Development Authority Revenue Bonds, Series 2008
5.250% due 11/15/2048	6,300	6,694
Culver Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2005
5.000% due 11/01/2023	630	639
Imperial Irrigation District, California Revenue Bonds, Series 2011
5.000% due 11/01/2036	7,000	7,610
M-S-R Energy Authority, California Revenue Bonds, Series 2009
6.500% due 11/01/2039	3,815	4,655
7.000% due 11/01/2034	1,000	1,298
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2015	2,890	2,728
Mount San Antonio Community College District, California General Obligation Notes, Series 2010
0.000% due 05/01/2015	1,000	972
Port of Oakland, California Revenue Bonds, Series 2011
5.000% due 05/01/2029	2,250	2,351
5.125% due 05/01/2030	1,500	1,571
5.125% due 05/01/2031	1,500	1,561
Poway Unified School District, California Special Tax Bonds, Series 2005
4.700% due 09/01/2016	940	970
4.800% due 09/01/2017	875	903
Poway Unified School District, California Special Tax Notes, Series 2005
4.600% due 09/01/2015	420	434
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.000% due 05/01/2022	950	1,142
San Ramon Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 07/01/2018	2,385	2,004
Southern California Public Power Authority Revenue Bonds, Series 2007
5.250% due 11/01/2020	4,000	4,348
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2016	1,500	1,577

		83,169

COLORADO 6.2%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	1,375	1,521
Colorado Health Facilities Authority Revenue Bonds, Series 2006
5.250% due 06/01/2036	1,000	1,036
Colorado Health Facilities Authority Revenue Bonds, Series 2010
5.000% due 01/01/2040	20,000	21,350
Public Authority for Colorado Energy Revenue Bonds, Series 2008
6.500% due 11/15/2038	9,930	12,301

		36,208

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2011
5.000% due 07/01/2031	2,000	2,154

Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2012
5.000% due 07/01/2042	5,000	5,171

		7,325

FLORIDA 2.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	3,000	3,391
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	6,700	8,008
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	750	841
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	3,000	3,089
Tampa, Florida Revenue Bonds, (AMBAC Insured), Series 2001
6.000% due 10/01/2018	600	665

		15,994

GEORGIA 5.4%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2042	12,515	13,723
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2041	15,000	16,606
Medical Center Hospital Authority, Georgia Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	695	768
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	560	620

		31,717

ILLINOIS 2.8%
Chicago, Illinois O’Hare International Airport Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 01/01/2023	5,000	5,522
Chicago, Illinois Wastewater Transmission Revenue Bonds, (NPFGC Insured), Series 1998
0.000% due 01/01/2021	2,000	1,501
Cook County, Illinois Township High School District No. 225 Northfield General Obligation Bonds, Series 2002
0.000% due 12/01/2014	255	249
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	150	188
Illinois Finance Authority Revenue Bonds, Series 2009
5.750% due 07/01/2033	1,800	2,092
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	450	504
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	2,400	2,607
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2017	1,000	1,181
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 11/01/2019	2,945	2,397

		16,241

INDIANA 1.5%
Indiana Development Finance Authority Revenue Bonds, Series 2005
5.000% due 06/01/2022	1,590	1,680
Indiana Finance Authority Revenue Bonds, Series 2012
5.000% due 06/01/2039	5,000	5,082
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 1992
6.750% due 02/01/2014	470	499
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	587
Tri-Creek 202 High School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2007
4.250% due 07/15/2020	1,000	1,063

		8,911

KANSAS 0.2%
Kansas Development Finance Authority Revenue Bonds, Series 2009
5.750% due 11/15/2038	500	567
Lenexa, Kansas Revenue Notes, Series 2007
5.125% due 05/15/2015	575	588

		1,155

LOUISIANA 0.4%
St. Tammany Parish, Louisiana Revenue Notes, Series 2010
5.000% due 08/01/2016	615	700
5.000% due 08/01/2018	505	582

Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	930	953

		2,235

MARYLAND 0.1%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2012
5.000% due 10/01/2039	500	552

MASSACHUSETTS 0.6%
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
4.857% due 01/01/2016	250	262
Massachusetts State College Building Authority Revenue Bonds, Series 2012
5.000% due 05/01/2026	2,550	3,068

		3,330

MICHIGAN 3.3%
Detroit Water and Sewerage Department, Michigan Revenue Bonds, Series 2012
5.250% due 07/01/2039	15,000	15,399
Detroit, Michigan Water Supply System Revenue Bonds, Series 2011
5.000% due 07/01/2036	2,500	2,505
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	1,315	1,111

		19,015

MINNESOTA 0.1%
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2014	500	516

MISSOURI 0.8%
Missouri Development Finance Board Revenue Bonds, Series 2007
5.000% due 11/01/2022	2,000	2,148
Missouri Development Finance Board Revenue Notes, Series 2007
5.000% due 11/01/2014	1,035	1,109
5.000% due 11/01/2015	540	591
Missouri Housing Development Commission Revenue Bonds, (FHA Insured), Series 2001
5.250% due 12/01/2016	150	150
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 05/15/2017	100	111
Strother Interchange Transportation Development District, Missouri Revenue Bonds, Series 2006
5.000% due 05/01/2024	500	462

		4,571

NEBRASKA 3.4%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.000% due 09/01/2042	2,000	1,997
5.250% due 09/01/2037	17,000	17,691

		19,688

NEW HAMPSHIRE 0.4%
New Hampshire Health & Education Facilities Authority Revenue Notes, Series 2007
5.000% due 07/01/2015	1,000	1,100
5.000% due 07/01/2017	1,075	1,226

		2,326

NEW JERSEY 3.1%
New Jersey Economic Development Authority Revenue Bonds, Series 1998
6.000% due 11/01/2028	2,500	2,436
6.500% due 04/01/2018	535	594
6.500% due 04/01/2031	500	582
New Jersey Economic Development Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012	3,500	3,531
New Jersey Economic Development Authority Revenue Bonds, Series 2012
5.000% due 06/15/2023	1,500	1,666
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.250% due 07/01/2035	3,500	3,938
North Hudson Sewerage Authority, New Jersey Revenue Bonds, Series 2012
5.000% due 06/01/2042	5,000	5,397

		18,144

NEW MEXICO 0.7%
New Mexico Mortgage Finance Authority Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2008
5.000% due 07/01/2025	3,865	4,113

NEW YORK 22.4%
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.250% due 07/15/2040	5,000	5,577

Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	9,000	9,806
5.750% due 02/15/2047	16,195	18,610
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	14,000	15,347
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2047	12,000	12,999
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 08/15/2017	800	938
New York City, New York General Obligation Bonds, Series 1993
0.160% due 08/01/2016	2,800	2,800
New York City, New York General Obligation Bonds, Series 2007
5.000% due 10/01/2019	4,300	5,132
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2023	2,000	2,341
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	4,145	4,308
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
0.120% due 06/15/2033	5,000	5,000
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
5.000% due 06/15/2045	13,000	14,435
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	5,990	6,978
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	5,000	5,518
5.750% due 11/15/2051	15,000	17,057
New York State Dormitory Authority Revenue Bonds, (FHA Insured), Series 2004
6.250% due 08/15/2015	835	840
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 05/15/2025	2,500	2,971

		130,657

NORTH CAROLINA 3.5%
New Hanover County, North Carolina Revenue Bonds, Series 2011
5.000% due 10/01/2028	5,000	5,399
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	7,500	8,270
5.000% due 06/01/2036	2,500	2,677
5.000% due 10/01/2038 (a)	2,000	2,144
North Carolina Municipal Power Agency No. 1 Revenue Bonds, Series 2008
5.250% due 01/01/2020	1,800	2,117

		20,607

OHIO 4.2%
Hamilton County, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2042	13,500	13,562
Hamilton County, Ohio Sales Tax Revenue Bonds, Series 2011
5.000% due 12/01/2029	6,245	6,685
University of Cincinnati, Ohio Revenue Bonds, Series 2012
5.000% due 06/01/2023	3,665	4,415

		24,662

OREGON 0.6%
Portland, Oregon Tax Allocation Bonds, Series 2011
4.750% due 06/15/2028	650	684
5.000% due 06/15/2029	1,000	1,073
5.000% due 06/15/2030	1,000	1,068
5.000% due 06/15/2031	500	531

		3,356

PENNSYLVANIA 3.2%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2005
4.500% due 04/01/2015	625	640
Berks County, Pennsylvania Municipal Authority Revenue Bonds, Series 2012
5.000% due 11/01/2044	6,000	6,368
Pennsylvania Economic Development Financing Authority Revenue Bonds, Series 2008
4.000% due 10/01/2023	1,000	1,036
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2015	765	791
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2007
5.000% due 07/01/2022	1,000	1,025
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2042 (a)	3,000	2,994
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	5,000	5,364

Wilkes-Barre Finance Authority, Pennsylvania Revenue Notes, Series 2010
4.000% due 11/01/2015	560	602

		18,820

PUERTO RICO 0.7%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	4,000	4,112

RHODE ISLAND 0.4%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	2,175	2,224

SOUTH CAROLINA 0.5%
Greenville County, South Carolina School District Revenue Bonds, (AGM Insured), Series 2006
5.000% due 12/01/2020	2,395	2,796
Piedmont Municipal Power Agency, South Carolina Revenue Notes, Series 2009
5.000% due 01/01/2015	250	272

		3,068

TENNESSEE 2.4%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2023	4,000	4,222
5.000% due 02/01/2024	1,400	1,470
5.000% due 02/01/2027	8,000	8,372

		14,064

TEXAS 4.8%
Alliance Airport Authority, Texas Revenue Bonds, Series 2006
4.850% due 04/01/2021	1,000	1,074
Godley Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
5.250% due 02/15/2028	3,000	3,351
Harris County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2008
0.160% due 09/01/2031	1,200	1,200
Houston Higher Education Finance Corp., Texas Revenue Bonds, Series 2011
5.875% due 05/15/2021	250	292
Houston, Texas Airport System Revenue Bonds, Series 2001
6.750% due 07/01/2029	1,000	1,004
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	800	909
North Central Texas Health Facility Development Corp. Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 08/15/2017	1,000	1,016
North Texas Health Facilities Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 09/01/2020	895	999
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	1,500	1,795
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series 2006
5.250% due 12/15/2021	2,150	2,333
5.250% due 12/15/2022	3,000	3,251
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Notes, Series 2008
5.625% due 12/15/2017	2,500	2,749
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds, Series 2010
7.000% due 06/30/2040	3,000	3,592
Texas Water Development Board Revenue Bonds, Series 2007
0.170% due 07/15/2019	2,875	2,875
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993
6.000% due 11/15/2022 (f)	1,400	1,597

		28,037

UTAH 0.8%
Murray, Utah Revenue Bonds, Series 2005
0.160% due 05/15/2037	4,920	4,920

VIRGINIA 0.4%
Prince William County, Virginia Industrial Development Authority Revenue Bonds, Series 2011
5.125% due 09/01/2041	2,000	2,136

WASHINGTON 1.1%
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	4,220	4,390
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	830	847
Yakima County, Washington School District No. 28 West Valley General Obligation Bonds, (AGM Insured), Series 2007
5.000% due 12/01/2023	1,220	1,356

		6,593

WISCONSIN 0.6%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2009
6.625% due 02/15/2032	580	639

Wisconsin Housing & Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 2002
4.700% due 11/01/2012	190	190
5.350% due 11/01/2022	700	701
Wisconsin State General Obligation Notes, Series 2008
4.750% due 05/01/2018	1,680	1,822

		3,352

Total Municipal Bonds & Notes (Cost $521,056)		548,740

SHORT-TERM INSTRUMENTS 3.2%
REPURCHASE AGREEMENTS 3.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	18,068	18,068

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $18,433. Repurchase proceeds are $18,068.)
U.S. TREASURY BILLS 0.1%
0.127% due 08/23/2012 (b)	540	540

Total Short-Term Instruments (Cost $18,608)		18,608

Total Investments 97.2% (Cost $539,664)		$567,348
Other Assets and Liabilities (Net) 2.8%		16,369

Net Assets 100.0%		$583,717

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Securities with an aggregate market value of $540 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	Cash of $798 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	285	$(80)

(d)	Centrally cleared swap agreements outstanding on June 30, 2012: Cash of $3,515 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$34,000	$(1,824)	$(2,859)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$8,300	$202	$190	$12
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	16,300	397	400	(3)

						$599	$590	$9

Credit Default Swaps on U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized (Depreciation)
New York State Metropolitan Transportation Authority Revenue Bonds, Series 2005	GST	0.650%	06/20/2018	1.770%	$5,000	$(279)	$0	$(279)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Travis County, Texas Health Facilities Development Corp. Revenue Bonds, Series 1993	6.000%	11/15/2022	09/20/2002	$1,477	$1,597	0.27%

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$6,922	$0	$6,922
California	0	83,169	0	83,169
Colorado	0	36,208	0	36,208
Connecticut	0	7,325	0	7,325
Florida	0	15,994	0	15,994
Georgia	0	31,717	0	31,717
Illinois	0	16,241	0	16,241
Indiana	0	8,911	0	8,911
Kansas	0	1,155	0	1,155
Louisiana	0	2,235	0	2,235
Maryland	0	552	0	552
Massachusetts	0	3,330	0	3,330
Michigan	0	19,015	0	19,015
Minnesota	0	516	0	516
Missouri	0	4,571	0	4,571
Nebraska	0	19,688	0	19,688
New Hampshire	0	2,326	0	2,326
New Jersey	0	18,144	0	18,144
New Mexico	0	4,113	0	4,113
New York	0	130,657	0	130,657
North Carolina	0	20,607	0	20,607
Ohio	0	24,662	0	24,662
Oregon	0	3,356	0	3,356
Pennsylvania	0	18,820	0	18,820
Puerto Rico	0	4,112	0	4,112
Rhode Island	0	2,224	0	2,224
South Carolina	0	3,068	0	3,068
Tennessee	0	14,064	0	14,064
Texas	0	28,037	0	28,037
Utah	0	4,920	0	4,920
Virginia	0	2,136	0	2,136
Washington	0	6,593	0	6,593
Wisconsin	0	3,352	0	3,352
Short-Term Instruments
Repurchase Agreements	0	18,068	0	18,068
U.S. Treasury Bills	0	540	0	540
	$0	$567,348	$0	$567,348
Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$12	$0	$12
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(282)	0	(282)
Interest Rate Contracts	(80)	(2,859)	0	(2,939)

	$(80)	$(3,141)	$0	$(3,221)

Totals	$(80)	$564,219	$0	$564,139

(ii) As of June 30, 2012, there were no transfers between level 1 and level 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO National Intermediate Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 91.4%
ARIZONA 7.0%
Tucson, Arizona Revenue Bonds, Series 2012
5.000% due 07/01/2024	$200	$238

FLORIDA 13.7%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2019	200	226
Palm Beach County, Florida Revenue Bonds, Series 2012
5.000% due 06/01/2023	200	244

		470

MICHIGAN 9.0%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2019	250	306

NEW HAMPSHIRE 6.9%
Merrimack County, New Hampshire General Obligation Bonds, Series 2012
5.000% due 12/01/2022	200	236

NEW YORK 13.1%
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036 (a)	200	201
New York State Dormitory Authority Revenue Bonds, Series 2012
5.000% due 12/15/2023	200	246

		447

NORTH CAROLINA 6.5%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 10/01/2027 (a)	200	222

OHIO 14.0%
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2022	200	237
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	200	240

		477

TEXAS 13.8%
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	200	246
North Central Texas Health Facility Development Corp. Revenue Bonds, Series 2012
5.000% due 08/15/2027	200	224

		470

VIRGINIA 7.4%
Virginia Resources Authority Revenue Bonds, Series 2012
5.000% due 11/01/2023	200	252

Total Municipal Bonds & Notes (Cost $3,099)		3,118

Total Investments 91.4% (Cost $3,099)		$3,118
Other Assets and Liabilities (Net) 8.6%		292

Net Assets 100.0%		$3,410

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$238	$0	$238
Florida	0	470	0	470
Michigan	0	306	0	306
New Hampshire	0	236	0	236
New York	0	447	0	447
North Carolina	0	222	0	222
Ohio	0	477	0	477
Texas	0	470	0	470
Virginia	0	252	0	252

	$0	$3,118	$0	$3,118

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO New York Municipal Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 90.8%
CALIFORNIA 0.1%
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.750% due 11/01/2017	$215	$246

NEW YORK 89.9%
Amherst Development Corp., New York Revenue Notes, (AGM Insured), Series 2010
4.000% due 10/01/2016	1,135	1,235
Babylon Industrial Development Agency, New York Revenue Notes, Series 2009
5.000% due 01/01/2018	1,000	1,110
Brooklyn Arena Local Development Corp., New York Revenue Bonds, Series 2009
6.375% due 07/15/2043	750	837
Buffalo Fiscal Stability Authority, New York Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 09/01/2014	1,040	1,128
Build NYC Resource Corp., New York Revenue Bonds, Series 2012
5.000% due 08/01/2032	1,000	1,097
5.000% due 08/01/2042	2,000	2,137
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	100	93
Erie County, New York Industrial Development Agency Revenue Bonds, (AGM Insured), Series 2004
5.750% due 05/01/2025	1,000	1,099
Hempstead Town Local Development Corp., New York Revenue Bonds, Series 2011
4.625% due 07/01/2036	1,700	1,764
5.000% due 07/01/2041	1,500	1,590
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.750% due 02/15/2047	7,000	8,044
Long Island Power Authority, New York Revenue Bonds, (NPFGC Insured), Series 2006
5.000% due 09/01/2023	1,000	1,131
Long Island Power Authority, New York Revenue Bonds, Series 2008
6.000% due 05/01/2033	2,000	2,374
Long Island Power Authority, New York Revenue Bonds, Series 2009
5.750% due 04/01/2039	1,500	1,713
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2005
5.000% due 11/15/2019	1,000	1,200
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2006
5.000% due 11/15/2035	1,000	1,051
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,757
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2036	3,000	3,289
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	1,335	1,511
Nassau County, New York Interim Finance Authority Revenue Bonds, Series 2009
5.000% due 11/15/2020	2,000	2,372
New Rochelle City School District, New York General Obligation Notes, (AGC Insured), Series 2010
5.000% due 12/01/2017	1,000	1,197
New York City, New York General Obligation Bonds, (NPFGC Insured), Series 2005
5.000% due 08/01/2018	500	570
New York City, New York General Obligation Bonds, Series 2005
5.000% due 08/01/2022	1,770	1,972
New York City, New York General Obligation Bonds, Series 2006
5.000% due 08/01/2022	1,000	1,146
New York City, New York General Obligation Bonds, Series 2007
5.000% due 08/01/2019	1,000	1,188
5.000% due 10/01/2019	2,300	2,745
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2021	500	596
5.000% due 08/01/2023	2,200	2,575
New York City, New York Health & Hospital Corp. Revenue Notes, Series 2010
5.000% due 02/15/2019	1,000	1,171
New York City, New York Industrial Development Agency Revenue Bonds, (AGC Insured), Series 2009
7.000% due 03/01/2049	500	586
New York City, New York Industrial Development Agency Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 01/01/2046	500	497
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 03/01/2031	750	780
New York City, New York Industrial Development Agency Revenue Bonds, Series 2005
5.000% due 09/01/2035	835	854
5.500% due 01/01/2016	1,000	1,097
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.875% due 06/15/2035	1,000	1,215
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 02/01/2027	3,500	4,077
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2008
5.000% due 04/01/2028	2,540	2,913
New York City, New York Trust for Cultural Resources Revenue Notes, Series 2010
5.000% due 10/01/2017	1,000	1,201

New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	1,920	2,156
New York Liberty Development Corp. Revenue Bonds, Series 2010
5.125% due 01/15/2044	1,000	1,087
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	7,000	7,960
New York Local Government Assistance Corp. Revenue Bonds, Series 2008
5.000% due 04/01/2019	2,500	3,013
New York Power Authority Revenue Bonds, (FGIC Insured), Series 2006
5.000% due 11/15/2020	500	565
New York State Dormitory Authority Revenue Bonds, (BHAC/CR Insured), Series 2001
5.000% due 01/15/2026	1,000	1,093
New York State Dormitory Authority Revenue Bonds, (BHAC/CR/NPFGC Insured), Series 2007
5.000% due 02/15/2027	1,000	1,210
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 10/01/2030	750	758
New York State Dormitory Authority Revenue Bonds, (NPFGC Insured), Series 2007
5.250% due 07/01/2021	1,000	1,196
New York State Dormitory Authority Revenue Bonds, Series 2005
5.000% due 03/15/2035	750	808
New York State Dormitory Authority Revenue Bonds, Series 2006
5.000% due 12/15/2017	1,000	1,183
5.000% due 07/01/2026	500	538
New York State Dormitory Authority Revenue Bonds, Series 2007
5.000% due 07/01/2021	1,000	1,120
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 07/01/2029	2,500	2,748
5.000% due 07/01/2038	1,000	1,084
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 03/15/2038	1,000	1,106
5.500% due 05/01/2037	400	449
New York State Dormitory Authority Revenue Bonds, Series 2010
5.000% due 07/01/2035	500	549
5.500% due 07/01/2040	1,000	1,124
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 07/01/2041	5,000	5,305
6.000% due 07/01/2040	500	582
New York State Dormitory Authority Revenue Notes, Series 2007
4.000% due 08/15/2014	1,765	1,866
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 07/01/2015	1,000	1,125
New York State Dormitory Authority Revenue Notes, Series 2009
5.000% due 07/01/2018	1,000	1,190
New York State Dormitory Authority Revenue Notes, Series 2010
4.000% due 07/01/2016	845	917
5.000% due 07/01/2016	1,000	1,122
5.000% due 07/01/2019	750	868
New York State Environmental Facilities Corp. Revenue Bonds, Series 2004
5.000% due 06/15/2023	2,000	2,156
New York State Environmental Facilities Corp. Revenue Bonds, Series 2006
5.000% due 06/15/2024	3,200	3,652
New York State Environmental Facilities Corp. Revenue Bonds, Series 2009
5.000% due 06/15/2034	3,200	3,650
New York State Housing Finance Agency Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.000% due 09/15/2030	1,000	1,085
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2029	2,000	2,140
New York State Urban Development Corp. Revenue Bonds, (AGM Insured), Series 2007
5.000% due 01/01/2019	2,000	2,335
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2015	1,000	1,147
New York State Urban Development Corp. Revenue Notes, Series 2010
4.000% due 01/01/2016	2,000	2,209
Niagara County, New York Industrial Development Agency Revenue Bonds, (GNMA/FHA Insured), Series 2006
5.000% due 07/20/2038	490	498
Oneida County, New York Industrial Development Agency Revenue Bonds, Series 2008
5.000% due 09/15/2028	2,640	2,952
Onondaga County, New York Revenue Notes, Series 2010
5.000% due 12/01/2019	250	299
Port Authority of New York & New Jersey Revenue Bonds, (AGM Insured), Series 2006
4.750% due 12/01/2026	3,000	3,166
Port Authority of New York & New Jersey Revenue Notes, Series 2010
5.000% due 12/01/2020	1,000	1,099
Rensselaer Municipal Leasing Corp., New York Revenue Notes, Series 2009
5.000% due 06/01/2019	1,000	1,049
Sales Tax Asset Receivable Corp., New York Revenue Bonds, (NPFGC Insured), Series 2004
5.250% due 10/15/2018	1,000	1,111
Saratoga County, New York Industrial Development Agency Revenue Notes, Series 2007
5.000% due 12/01/2017	400	464
St. Lawrence County, New York Industrial Development Agency Revenue Notes, Series 2009
4.000% due 10/01/2014	1,500	1,578
Tobacco Settlement Financing Corp., New York Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 06/01/2022	1,000	1,041
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,860	2,203

Troy Capital Resource Corp., New York Revenue Bonds, Series 2010
5.125% due 09/01/2040	5,000	5,428
Troy Industrial Development Authority, New York Revenue Bonds, Series 2002
5.200% due 04/01/2037	2,750	3,036
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	2,000	1,535

		150,467

PUERTO RICO 0.8%
Government Development Bank for Puerto Rico Revenue Notes, Series 2006
5.000% due 12/01/2014	1,250	1,328

Total Municipal Bonds & Notes (Cost $137,755)		152,041

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS 6.8%
State Street Bank and Trust Co.
0.010% due 07/02/2012	11,308	11,308
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $11,542. Repurchase proceeds are $11,308.)

Total Short-Term Instruments (Cost $11,308)		11,308

Total Investments 97.6% (Cost $149,063)		$163,349
Other Assets and Liabilities (Net) 2.4%		4,094

Net Assets 100.0%		$167,443

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Cash of $266 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	95	$(27)

(b)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $1,069 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 10,000	$(537)	$(841)

(c)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$2,600	$64	$60	$4
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	5,100	124	125	(1)

						$188	$185	$3

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
California	$0	$246	$0	$246
New York	0	150,467	0	150,467
Puerto Rico	0	1,328	0	1,328
Short-Term Instruments
Repurchase Agreements	0	11,308	0	11,308
	$0	$163,349	$0	$163,349

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$4	$0	$4

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Interest Rate Contracts	(27)	(841)	0	(868)

	$(27)	$(842)	$0	$(869)

Totals	$(27)	$162,511	$0	$162,484

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income™ 2019 Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 96.9%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016	$2,913	$3,036
0.125% due 01/15/2022	81	86
0.500% due 04/15/2015	1,295	1,346
0.625% due 04/15/2013	693	695
0.625% due 07/15/2021	337	376
1.250% due 04/15/2014	565	584
1.250% due 07/15/2020	369	430
1.375% due 07/15/2018	1,419	1,623
1.375% due 01/15/2020	503	586
1.625% due 01/15/2015	1,156	1,229
1.625% due 01/15/2018	2,943	3,364
1.875% due 07/15/2013	1,904	1,952
1.875% due 07/15/2015	1,579	1,719
1.875% due 07/15/2019	1,519	1,821
2.000% due 01/15/2014	542	563
2.000% due 07/15/2014	1,483	1,573
2.000% due 01/15/2016	864	956
2.125% due 01/15/2019	1,367	1,639
2.500% due 07/15/2016	1,173	1,345
2.625% due 07/15/2017	1,499	1,783

Total U.S. Treasury Obligations (Cost $25,919)		26,706

SHORT-TERM INSTRUMENTS 3.6%
REPURCHASE AGREEMENTS 1.4%
State Street Bank and Trust Co.
0.010% due 07/02/2012	392	392

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $400. Repurchase proceeds are $392.)
U.S. TREASURY BILLS 2.2%
0.168% due 05/02/2013	600	599

Total Short-Term Instruments (Cost $991)		991

Total Investments 100.5% (Cost $26,910)		$27,697
Other Assets and Liabilities (Net) (0.5%)		(127)

Net Assets 100.0%		$27,570

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$26,706	$0	$26,706
Short-Term Instruments
Repurchase Agreements	0	392	0	392
U.S. Treasury Bills	0	599	0	599

	$0	$27,697	$0	$27,697

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Income™ 2029 Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 95.6%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	$662	$690
0.125% due 01/15/2022	1,322	1,401
0.625% due 07/15/2021	755	843
1.125% due 01/15/2021	647	746
1.250% due 04/15/2014	109	112
1.250% due 07/15/2020	728	847
1.375% due 07/15/2018	475	543
1.375% due 01/15/2020	585	682
1.625% due 01/15/2015	446	474
1.625% due 01/15/2018	780	891
1.750% due 01/15/2028	961	1,207
1.875% due 07/15/2013	263	270
1.875% due 07/15/2015	503	547
1.875% due 07/15/2019	948	1,136
2.000% due 01/15/2014	131	136
2.000% due 07/15/2014	171	181
2.000% due 01/15/2016	156	173
2.000% due 01/15/2026	942	1,206
2.125% due 01/15/2019	467	560
2.375% due 01/15/2025	928	1,225
2.375% due 01/15/2027	826	1,111
2.500% due 07/15/2016	558	640
2.500% due 01/15/2029	964	1,342
2.625% due 07/15/2017	255	304
3.625% due 04/15/2028	818	1,265
3.875% due 04/15/2029	616	998

Total U.S. Treasury Obligations (Cost $18,133)		19,530

SHORT-TERM INSTRUMENTS 4.5%
REPURCHASE AGREEMENTS 1.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	225	225

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $234. Repurchase proceeds are $225.)
U.S. TREASURY BILLS 3.4%
0.179% due 05/30/2013 - 06/27/2013 (a)	700	699

Total Short-Term Instruments (Cost $924)		924

Total Investments 100.1% (Cost $19,057)		$20,454
Other Assets and Liabilities (Net) (0.1%)		(19)

Net Assets 100.0%		$20,435

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$19,530	$0	$19,530
Short-Term Instruments
Repurchase Agreements	0	225	0	225
U.S. Treasury Bills	0	699	0	699
	$0	$20,454	$0	$20,454

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Asset Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.0%
AES Corp.
4.250% due 05/27/2018		$1,481	$1,483
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		807	796
Delphi Corp.
3.500% due 03/31/2017		1,139	1,139
HCA, Inc.
2.495% due 11/17/2013		1,500	1,494
2.745% due 05/02/2016		1,875	1,842
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	500	638
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$468	466
Vodafone Americas Finance
6.875% due 08/17/2015		1,218	1,237
Weather Channel, Inc.
4.250% due 02/11/2017		488	488

Total Bank Loan Obligations (Cost $9,601)			9,583

CORPORATE BONDS & NOTES 7.1%
BANKING & FINANCE 3.6%
Ally Financial, Inc.
2.667% due 12/01/2014		1,000	960
3.868% due 06/20/2014		2,500	2,489
American International Group, Inc.
3.750% due 11/30/2013		600	608
BPCE S.A.
4.625% due 07/30/2015 (c)	EUR	200	157
5.250% due 07/30/2014 (c)		1,000	841
9.250% due 04/22/2015 (c)		1,100	1,208
Everest Reinsurance Holdings, Inc.
5.400% due 10/15/2014		$1,000	1,044
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,700	1,818
7.500% due 08/01/2012		8,100	8,132
ICICI Bank Ltd.
2.217% due 02/24/2014		1,700	1,649
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		6,300	6,601
Morgan Stanley
0.916% due 10/18/2016		700	611
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		400	408
6.125% due 02/07/2022		500	523
SLM Corp.
5.000% due 10/01/2013		6,500	6,727

			34,429

INDUSTRIALS 2.8%
CVS Pass-Through Trust
5.773% due 01/10/2033		1,063	1,179
6.036% due 12/10/2028		4,370	4,942
7.507% due 01/10/2032		2,288	2,850
Dolphin Energy Ltd.
5.500% due 12/15/2021		400	448
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,049
Mohawk Industries, Inc.
6.375% due 01/15/2016		7,000	7,752
Noble Group Ltd.
6.750% due 01/29/2020		1,000	970
NXP BV
3.217% due 10/15/2013		118	118
3.507% due 10/15/2013	EUR	373	470
Pearson Dollar Finance PLC
5.700% due 06/01/2014		$2,500	2,680
Rexam PLC
6.750% due 06/01/2013		2,900	2,995
RZD Capital Ltd.
5.739% due 04/03/2017		500	535

U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		492	521

			27,509

UTILITIES 0.7%
Cleco Power LLC
6.000% due 12/01/2040		4,150	4,872
Gazprom OAO Via Gaz Capital S.A.
7.343% due 04/11/2013		800	832
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	1,000	12
1.500% due 05/30/2014		4,000	48
1.850% due 07/28/2014		4,000	48
4.500% due 03/24/2014	EUR	1,000	1,264

			7,076

Total Corporate Bonds & Notes (Cost $66,286)			69,014

MUNICIPAL BONDS & NOTES 1.0%
CALIFORNIA 0.9%
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035		$7,000	7,686
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047		1,100	887

			8,573

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		1,675	1,263

Total Municipal Bonds & Notes (Cost $9,615)			9,836

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
1.347% due 10/01/2044		173	177
1.353% due 09/01/2044		117	119
2.175% due 09/01/2034		936	978
2.474% due 04/01/2024		26	28
Freddie Mac
0.525% due 09/25/2031		81	74
0.605% due 10/25/2029		629	614
2.993% due 07/01/2035		637	672
3.036% due 05/01/2035		697	706
5.000% due 11/15/2017		206	212
Ginnie Mae
1.625% due 12/20/2023 - 03/20/2026		1,811	1,879
2.375% due 05/20/2028		897	933
Small Business Administration
5.902% due 02/10/2018		482	536

Total U.S. Government Agencies (Cost $6,617)			6,928

U.S. TREASURY OBLIGATIONS 110.2%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (f)		2,502	2,607
0.750% due 02/15/2042		2,495	2,632
1.750% due 01/15/2028 (f)(g)(h)		90,483	113,691
2.000% due 07/15/2014		1,465	1,553
2.000% due 01/15/2026 (g)		18,337	23,460
2.125% due 02/15/2040		12,774	18,203
2.375% due 01/15/2027 (f)		80,141	107,821
2.500% due 01/15/2029		8,392	11,677
3.375% due 04/15/2032		103,109	166,690
3.625% due 04/15/2028 (g)		209,869	324,478
3.875% due 04/15/2029 (g)		184,842	299,559

Total U.S. Treasury Obligations (Cost $1,010,713)			1,072,371

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
4.583% due 11/25/2035		892	629
5.132% due 01/25/2036		644	518
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	207	262
Banc of America Funding Corp.
5.562% due 03/20/2036		$848	680
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		49	47
5.667% due 02/17/2051		800	887
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		143	143
5.805% due 06/10/2049		143	144

Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		307	301
2.814% due 01/25/2035		285	255
2.926% due 01/25/2035		856	817
3.174% due 11/25/2034		416	416
Bear Stearns Alt-A Trust
2.752% due 11/25/2036		1,123	620
3.944% due 08/25/2036 ^		2,196	642
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		146	143
2.230% due 09/25/2035		821	769
2.340% due 09/25/2035		884	780
2.600% due 05/25/2035		155	144
2.843% due 12/25/2035 ^		595	292
Countrywide Alternative Loan Trust
1.147% due 12/25/2035		747	426
2.900% due 02/25/2037 ^		488	322
6.000% due 01/25/2037 ^		760	515
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		400	342
2.666% due 04/20/2035		407	394
Credit Suisse Mortgage Capital Certificates
5.383% due 02/15/2040		1,500	1,579
DECO Series
1.173% due 01/27/2020	GBP	1,302	1,779
GMAC Mortgage Corp. Loan Trust
3.240% due 06/19/2035		$1,174	972
5.047% due 11/19/2035		669	567
GSR Mortgage Loan Trust
2.655% due 09/25/2035		248	239
Harborview Mortgage Loan Trust
0.373% due 04/19/2038		2,697	1,686
Homebanc Mortgage Trust
0.515% due 10/25/2035		123	86
JPMorgan Mortgage Trust
4.852% due 04/25/2035		377	367
4.918% due 10/25/2035		689	569
5.310% due 11/25/2035		631	589
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		420	476
5.430% due 02/15/2040		700	785
MASTR Asset Securitization Trust
5.500% due 09/25/2033		626	656
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		500	543
5.700% due 09/12/2049		1,100	1,213
MLCC Mortgage Investors, Inc.
2.329% due 04/25/2035		371	343
2.351% due 12/25/2034		346	350
Morgan Stanley Capital, Inc.
5.447% due 02/12/2044		650	739
5.692% due 04/15/2049		1,400	1,547
Prime Mortgage Trust
5.000% due 02/25/2019		82	83
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		298	101
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^		2,036	857
0.695% due 12/25/2036 ^		585	157
5.000% due 08/25/2019		344	349
6.250% due 10/25/2036 ^		583	382
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		1,033	1,054
Structured Adjustable Rate Mortgage Loan Trust
5.327% due 07/25/2035		478	402
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046		6,399	3,505
Wachovia Mortgage Loan Trust LLC
5.359% due 10/20/2035		581	550
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		219	174
0.535% due 07/25/2045		68	56
0.565% due 08/25/2045		163	134
1.158% due 08/25/2046		1,096	706
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035		605	541
2.622% due 03/25/2036		884	742

Total Mortgage-Backed Securities (Cost $36,597)			35,366

ASSET-BACKED SECURITIES 1.1%
ACE Securities Corp.
0.305% due 10/25/2036		67	18
AMMC CDO
0.692% due 05/03/2018		449	442

Babson CLO Ltd.
0.838% due 06/15/2016		118	117
Bear Stearns Asset-Backed Securities Trust
1.245% due 10/25/2037		2,010	1,274
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		498	473
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		422	409
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		76	80
Countrywide Asset-Backed Certificates
0.495% due 04/25/2036		292	267
1.145% due 10/25/2047		750	509
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		36	13
Denali Capital CLO Ltd.
0.838% due 08/23/2016		36	36
Duane Street CLO
0.716% due 11/08/2017		1,033	1,015
Galaxy CLO Ltd.
0.706% due 04/25/2019		592	565
Grayston CLO Ltd.
0.847% due 08/15/2016		15	15
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	265	330
HSI Asset Securitization Corp. Trust
0.515% due 02/25/2036		$500	243
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		57	57
Katonah Ltd.
0.907% due 05/18/2015		45	45
Morgan Stanley Mortgage Loan Trust
5.750% due 11/25/2036		1,023	524
Mountain View Funding CLO
0.727% due 04/15/2019		496	482
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		500	484
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		552	542
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		459	446
0.827% due 12/02/2016		143	142
Pacifica CDO Ltd.
0.858% due 05/13/2016		151	149
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		523	417
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		441	121
Wind River CLO Ltd.
0.798% due 12/19/2016		524	511
Wood Street CLO BV
1.347% due 03/29/2021	EUR	453	552

Total Asset-Backed Securities (Cost $11,391)			10,278

SOVEREIGN ISSUES 5.4%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	9,200	18,162
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)	BRL	2,575	2,944
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	4,228	5,400
3.000% due 12/01/2036 (b)		3,975	6,341
Instituto de Credito Oficial
4.500% due 03/07/2013	GBP	700	1,084
New South Wales Treasury Corp. CPI Linked Bond
2.750% due 11/20/2025	AUD	3,900	5,023
Qatar Government International Bond
5.250% due 01/20/2020		$5,800	6,716
6.400% due 01/20/2040		3,200	4,088
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	1,080	1,926
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$500	519

Total Sovereign Issues (Cost $44,547)			52,203

SHORT-TERM INSTRUMENTS 6.9%
CERTIFICATES OF DEPOSIT 0.5%
RBS Securities, Inc.
1.842% due 10/15/2012		5,200	5,210

REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012	355	355

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $365. Repurchase proceeds are $355.)
SHORT-TERM NOTES 0.9%
Bank of America Corp.
0.250% due 12/06/2012	8,300	8,928

U.S. TREASURY BILLS 0.2%
0.141% due 08/02/2012 - 05/02/2013 (a)(e)(f)	1,390	1,389

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 5.3%
PIMCO Short-Term Floating NAV Portfolio	5,149,506	51,598

Total Short-Term Instruments (Cost $66,829)		67,480

PURCHASED OPTIONS (j) 0.1%
(Cost $1,231)		896

Total Investments 137.1% (Cost $1,263,427)		$1,333,955
Written Options (k) (0.4%) (Premiums $4,530)		(3,729)
Other Assets and Liabilities (Net) (36.7%)		(357,441)

Net Assets 100.0%		$972,785

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $369 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $8,453 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $268,870 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.260%	06/05/2012	11/02/2012	$39,996	$(40,003)
FOB	0.220%	05/24/2012	08/01/2012	8,287	(8,290)
	0.250%	05/24/2012	10/12/2012	64,789	(64,806)
RDR	0.240%	06/08/2012	10/19/2012	29,676	(29,680)
	0.250%	05/30/2012	11/29/2012	126,488	(126,516)

					$(269,295)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $239,144 at a weighted average interest rate of 0.227%.

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,688 and cash of $7 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$ 45,200	$(2,045)	$(2,280)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Everest Reinsurance Holdings, Inc.	BRC	(0.535%	)	12/20/2014	0.486%	$1,000	$(1)	$0	$(1)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.372%	2,000	(32)	0	(32)
Marsh & McLennan Cos., Inc.	DUB	(0.670%	)	09/20/2014	0.361%	5,000	(36)	0	(36)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.178%	7,000	(98)	0	(98)
Pearson Dollar Finance PLC	MYC	(0.750%	)	06/20/2014	0.254%	2,500	(25)	0	(25)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%	2,900	(31)	0	(31)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%	1,000	53	(2)	55
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.398%	3,000	(46)	0	(46)

							$(216)	$(2)	$(214)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		$5,100	$(18)	$(56)	$38
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		4,620	(259)	(153)	(106)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		8,440	(31)	(93)	62
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		2,000	(8)	(39)	31
Goldman Sachs Group, Inc.	DUB	1.000%	09/20/2012	1.537%		5,500	(5)	(59)	54
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		7,700	117	175	(58)
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.454%		5,500	(4)	(153)	149
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		700	0	(9)	9
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%	JPY	8,500	0	(19)	19
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		$3,700	78	29	49
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		5,000	105	58	47
United Kingdom Gilt	GST	1.000%	06/20/2015	0.301%		1,000	21	11	10
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		5,000	106	53	53
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.301%		3,000	63	29	34

							$165	$(226)	$391

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	22,400	$298	$0	$298
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		62,800	961	245	716
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		2,800	45	15	30
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		47,600	786	162	624
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		1,500	26	7	19
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$3,200	(3)	(2)	(1)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		3,100	(2)	(2)	0

							$2,111	$425	$1,686

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$12,700	$646	$356

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$1,500	$127	$117
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	1,200	105	98
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	1,700	144	132
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	1,800	159	146
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	600	50	47

					$585	$540

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$14,200	$0	$(40)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	14,200	0	(2)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	11,900	0	(33)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	11,900	0	(2)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	25,200	0	(242)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	25,200	0	(3)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	30,000	0	(206)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	30,000	0	(11)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	19,800	234	(560)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	19,800	372	(68)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	38,100	326	(896)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	38,100	517	(18)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	35,500	392	(1,005)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	35,500	678	(122)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	11,200	105	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	53,300	640	(301)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	9,300	61	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	15,900	108	0

							$3,433	$(3,531)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$23,100	$199	$(34)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	93,600	834	(146)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	8,500	64	(18)

						$1,097	$(198)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	22,589		$21,975	JPM	$0	$(1,110)	$(1,110)
07/2012		1,021		1,011	MSC	0	(33)	(33)
07/2012	EUR	12,645		15,777	BPS	0	(225)	(225)
07/2012		12,644		15,851	CBK	0	(150)	(150)
07/2012		274		360	DUB	14	0	14
07/2012		6,654		8,361	FBF	0	(60)	(60)
07/2012		13,582		17,185	GSC	0	(3)	(3)
07/2012		10,277		12,945	HUS	0	(60)	(60)
07/2012		8,931		11,179	JPM	0	(124)	(124)
07/2012	GBP	1,614		2,493	BPS	0	(35)	(35)
07/2012		2,754		4,346	GSC	33	0	33
07/2012		2,754		4,342	HUS	29	0	29
07/2012	IDR	380		0	JPM	0	0	0
07/2012		380		0	UAG	0	0	0
07/2012	INR	808,361		15,690	BRC	1,203	0	1,203
07/2012		71,826		1,297	DUB	10	0	10
07/2012		40,712		730	GST	0	0	0
07/2012		82,652		1,500	HUS	19	0	19
07/2012		313,976		6,046	JPM	419	0	419
07/2012	KRW	32		0	BRC	0	0	0
07/2012		$513	AUD	515	RBC	13	0	13
07/2012		101,762	EUR	81,243	BPS	1,132	(79)	1,053
07/2012		11,312		8,965	BRC	99	(65)	34
07/2012		19,502		15,652	DUB	308	0	308
07/2012		2,664		2,148	HUS	59	(5)	54
07/2012		5,764		4,391	RBC	0	(207)	(207)
07/2012		5,622		4,440	UAG	0	(2)	(2)
07/2012		6,272	GBP	3,999	BRC	0	(9)	(9)
07/2012		4,873		3,123	UAG	18	0	18
07/2012		0	IDR	380	JPM	0	0	0
07/2012		0		380	UAG	0	0	0
07/2012		28,481	INR	1,317,527	UAG	0	(4,868)	(4,868)
07/2012		0	KRW	31	UAG	0	0	0
08/2012	BRL	1,423		$695	BOA	0	(9)	(9)
08/2012		12,304		6,293	BRC	206	0	206
08/2012		1,253		616	GSC	0	(4)	(4)
08/2012	EUR	64,733		80,808	BPS	0	(1,131)	(1,131)
08/2012	GBP	3,123		4,873	UAG	0	(18)	(18)
08/2012	MXN	407		31	JPM	1	0	1
08/2012		$1,970	BRL	4,100	BRC	58	0	58
08/2012		3,080		6,439	HUS	105	0	105
08/2012		260		539	UAG	7	0	7
08/2012		0	SGD	1	UAG	0	0	0
09/2012	CAD	12,306		$11,972	UAG	0	(94)	(94)
09/2012	JPY	246,926		3,156	BPS	64	0	64
09/2012		$0	KRW	32	BRC	0	0	0
10/2012		9,017	CNY	57,343	CBK	0	(5)	(5)
10/2012		0	PHP	14	CBK	0	0	0
02/2013	CNY	56,562		$8,877	JPM	18	0	18

						$3,815	$(8,296)	$(4,481)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$9,583	$0	$9,583
Corporate Bonds & Notes
Banking & Finance	0	34,429	0	34,429
Industrials	0	26,988	521	27,509
Utilities	0	7,076	0	7,076
Municipal Bonds & Notes
California	0	8,573	0	8,573
West Virginia	0	1,263	0	1,263
U.S. Government Agencies	0	6,928	0	6,928
U.S. Treasury Obligations	0	1,072,371	0	1,072,371
Mortgage-Backed Securities	0	35,366	0	35,366
Asset-Backed Securities	0	10,278	0	10,278
Sovereign Issues	0	52,203	0	52,203
Short-Term Instruments
Certificates of Deposit	0	5,210	0	5,210
Repurchase Agreements	0	355	0	355
Short-Term Notes	0	8,928	0	8,928
U.S. Treasury Bills	0	1,389	0	1,389
PIMCO Short-Term Floating NAV Portfolio	51,598	0	0	51,598
Purchased Options
Interest Rate Contracts	0	356	540	896
	$51,598	$1,281,296	$1,061	$1,333,955

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	610	0	610
Foreign Exchange Contracts	0	3,815	0	3,815
Interest Rate Contracts	0	1,687	0	1,687
	$0	$6,112	$0	$6,112

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(433)	0	(433)
Foreign Exchange Contracts	0	(8,296)	0	(8,296)
Interest Rate Contracts	0	(5,812)	(198)	(6,010)

	$0	$(14,541)	$(198)	$(14,739)

Totals	$51,598	$1,272,867	$863	$1,325,328

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(8)	$0	$0	$4	$0	$0	$521	$4
Purchased Options
Interest Rate Contracts	0	585	0	0	0	(45)	0	0	540	(45)

	$525	$585	$(8)	$0	$0	$(41)	$0	$0	$1,061	$(41)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(213)	$0	$0	$0	$0	$15	$0	$0	$(198)	$15

Totals	$312	$585	$(8)	$0	$0	$(26)	$0	$0	$863	$(26)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$521	Third Party Vendor	Broker Quote	106.00
Purchased Options
Interest Rate Contracts	540	Indicative Market Quotations	Broker Quote	7.79 - 8.14
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(198)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$863

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.4%
AES Corp.
4.250% due 05/27/2018		$9,875	$9,889
Charter Communications, Inc.
3.500% due 09/06/2016		762	757
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		7,589	7,492
Delphi Corp.
3.500% due 03/31/2017		7,974	7,974
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		1,110	1,112
HCA, Inc.
2.495% due 11/17/2013		11,000	10,958
2.745% due 05/02/2016		5,625	5,524
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		3,762	3,750
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	5,700	7,271
Springleaf Finance Corp.
5.500% due 05/10/2017		$26,000	24,552
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		2,619	2,607
U.S. Airways Group, Inc.
2.745% due 03/23/2014		972	930
Vodafone Americas Finance
6.875% due 08/17/2015		11,075	11,241
Weather Channel, Inc.
4.250% due 02/11/2017		976	976

Total Bank Loan Obligations (Cost $96,463)			95,033

CORPORATE BONDS & NOTES 7.3%
BANKING & FINANCE 5.3%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		37,000	35,424
ABN Amro Bank NV
2.236% due 01/30/2014		59,100	59,149
Ally Financial, Inc.
0.000% due 12/01/2012		10,000	9,863
0.000% due 06/15/2015		2,000	1,695
2.667% due 12/01/2014		1,000	960
3.667% due 02/11/2014		44,900	44,799
3.868% due 06/20/2014		1,000	996
4.500% due 02/11/2014		8,700	8,841
6.875% due 08/28/2012		9,000	9,061
7.500% due 12/31/2013		4,300	4,569
American International Group, Inc.
6.765% due 11/15/2017	GBP	2,730	4,667
8.175% due 05/15/2068		$26,700	29,103
8.625% due 05/22/2068	GBP	2,600	4,129
ANZ National International Ltd.
6.200% due 07/19/2013		$28,200	29,574
ASIF Global Financing
4.900% due 01/17/2013		4,700	4,745
Banco Bradesco S.A.
2.566% due 05/16/2014		10,000	9,992
Banco do Brasil S.A.
4.500% due 01/22/2015		16,150	17,159
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		100	104
Banco Santander Brasil S.A.
2.568% due 03/18/2014		55,000	52,959
4.250% due 01/14/2016		10,000	9,925
Bank of America Corp.
0.968% due 09/11/2012		400	400
Barclays Bank PLC
6.050% due 12/04/2017		19,600	19,905
10.179% due 06/12/2021		7,120	8,439
14.000% due 06/15/2019 (c)	GBP	8,800	15,712
BBVA Bancomer S.A.
6.500% due 03/10/2021		$11,200	11,368
BPCE S.A.
2.375% due 10/04/2013		10,000	9,842
4.625% due 07/30/2015 (c)	EUR	700	549
5.250% due 07/30/2014 (c)		700	589
9.000% due 03/17/2015 (c)		1,400	1,577
Citigroup, Inc.
2.467% due 08/13/2013		$3,728	3,755
5.500% due 04/11/2013		23,400	24,067

Commonwealth Bank of Australia
0.848% due 12/10/2012		4,000	4,006
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		40,600	39,706
Danske Bank A/S
5.914% due 06/16/2014 (c)(g)		5,000	4,480
Dexia Credit Local S.A.
0.946% due 04/29/2014		15,000	14,111
Eksportfinans ASA
0.890% due 06/16/2015	JPY	100,000	1,099
2.375% due 05/25/2016		$2,900	2,581
2.875% due 11/16/2016	CHF	400	386
5.500% due 06/26/2017		$1,750	1,702
Export-Import Bank of Korea
4.000% due 01/29/2021		2,700	2,803
4.125% due 09/09/2015		3,100	3,302
5.125% due 06/29/2020		3,300	3,699
8.125% due 01/21/2014		500	547
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$19,000	20,322
7.500% due 08/01/2012		68,000	68,273
Goldman Sachs Group, Inc.
1.032% due 05/23/2016	EUR	2,000	2,301
1.070% due 01/30/2017		700	787
5.375% due 02/15/2013		5,000	6,450
HBOS PLC
6.750% due 05/21/2018		$34,800	32,887
HCP, Inc.
6.300% due 09/15/2016		2,000	2,255
6.700% due 01/30/2018		5,000	5,815
HSBC Finance Corp.
0.818% due 09/14/2012		1,339	1,339
6.676% due 01/15/2021		4,300	4,666
HSBC Finance Corp. CPI Linked Bond
4.250% due 09/15/2013		1,477	1,491
HSBC Holdings PLC
7.625% due 05/17/2032		200	233
ICICI Bank Ltd.
5.500% due 03/25/2015		1,000	1,025
5.750% due 11/16/2020		500	496
ING Bank NV
1.518% due 03/15/2013		57,700	57,731
1.786% due 10/18/2013		25,700	25,574
5.000% due 06/09/2021		10,000	10,420
International Lease Finance Corp.
5.625% due 09/20/2013		1,800	1,850
5.875% due 05/01/2013		1,900	1,952
6.375% due 03/25/2013		2,000	2,050
6.500% due 09/01/2014		5,200	5,512
7.125% due 09/01/2018		21,100	23,368
Intesa Sanpaolo SpA
2.867% due 02/24/2014		22,100	20,762
3.625% due 08/12/2015		5,000	4,504
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,000	1,073
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		22,500	23,574
Merrill Lynch & Co., Inc.
0.968% due 08/09/2013	EUR	3,600	4,479
1.187% due 07/22/2014		100	121
1.403% due 09/27/2012		4,900	6,196
5.450% due 02/05/2013		$4,000	4,081
5.571% due 10/04/2012		19,200	19,299
Morgan Stanley
0.769% due 01/09/2014		1,300	1,237
0.947% due 10/15/2015		1,500	1,337
1.001% due 03/01/2013	EUR	6,830	8,549
1.160% due 04/13/2016		10,069	11,309
1.446% due 04/29/2013		$60,500	59,674
2.066% due 01/24/2014		29,100	28,297
2.967% due 05/14/2013		63,600	63,529
Nordea Eiendomskreditt A/S
2.125% due 09/22/2017		8,600	8,690
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		32,500	32,550
Qatari Diar Finance QSC
5.000% due 07/21/2020		500	563
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		1,000	852
2.887% due 08/23/2013		22,200	22,318
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
9.000% due 06/11/2014		600	662

Santander UK PLC
1.018% due 10/10/2017	EUR	2,700	2,570
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$300	306
5.400% due 03/24/2017		700	729
5.499% due 07/07/2015		1,000	1,050
6.125% due 02/07/2022		950	994
SLM Corp.
5.000% due 10/01/2013		13,425	13,895
8.450% due 06/15/2018		4,000	4,500
SLM Corp. CPI Linked Bond
2.556% due 11/01/2016		2,975	2,723
3.324% due 04/01/2014		160	157
3.704% due 03/01/2014		145	143
3.754% due 02/01/2014		1,134	1,121
3.824% due 01/31/2014		1,837	1,804
3.854% due 02/01/2014		40	40
4.004% due 11/01/2013		1,344	1,333
4.501% due 03/15/2015		60	56
Societe Generale S.A.
1.519% due 04/11/2014		45,000	43,572
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	15,300	18,595
4.875% due 07/15/2012		$3,200	3,200
5.900% due 09/15/2012		300	300
SSIF Nevada LP
1.167% due 04/14/2014		39,100	38,858
Svenska Handelsbanken AB
1.468% due 09/14/2012		17,715	17,736
Toronto-Dominion Bank
1.625% due 09/14/2016		1,000	1,020
Ventas Realty LP
3.125% due 11/30/2015		1,000	1,019

			1,269,166

INDUSTRIALS 1.3%
ALROSA Finance S.A.
7.750% due 11/03/2020		2,500	2,631
America Movil S.A.B. de C.V.
3.625% due 03/30/2015		500	534
Anglo American Capital PLC
9.375% due 04/08/2014		1,945	2,188
AngloGold Ashanti Holdings PLC
5.375% due 04/15/2020		4,400	4,532
Braskem Finance Ltd.
5.750% due 04/15/2021		500	516
7.250% due 06/05/2018		600	674
Con-way, Inc.
7.250% due 01/15/2018		10,000	11,535
CSC Holdings LLC
8.500% due 06/15/2015		1,000	1,047
CSN Islands Corp.
6.875% due 09/21/2019		600	657
CSN Resources S.A.
6.500% due 07/21/2020		4,000	4,353
CVS Pass-Through Trust
6.943% due 01/10/2030		8,555	10,158
7.507% due 01/10/2032		5,719	7,124
D.R. Horton, Inc.
5.625% due 09/15/2014		2,700	2,842
DCP Midstream Operating LP
3.250% due 10/01/2015		500	508
DISH DBS Corp.
7.000% due 10/01/2013		6,850	7,227
Dolphin Energy Ltd.
5.500% due 12/15/2021		600	671
Ecopetrol S.A.
7.625% due 07/23/2019		1,000	1,265
Gerdau Holdings, Inc.
7.000% due 01/20/2020		3,300	3,696
Gerdau Trade, Inc.
5.750% due 01/30/2021		1,400	1,458
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020		500	478
GTL Trade Finance, Inc.
7.250% due 10/20/2017		1,500	1,687
HCA, Inc.
7.250% due 09/15/2020		16,425	18,150
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		400	429
7.625% due 04/09/2019		2,500	3,103
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		600	618
JC Penney Corp., Inc.
9.000% due 08/01/2012		1,000	1,008

Jones Group, Inc.
5.125% due 11/15/2014		10,000	10,250
Lennar Corp.
5.500% due 09/01/2014		1,500	1,567
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		2,000	2,049
7.875% due 07/15/2015		13,000	15,223
Masco Corp.
5.850% due 03/15/2017		8,000	8,398
5.875% due 07/15/2012		3,000	3,002
New York Times Co.
5.000% due 03/15/2015		8,500	8,819
Noble Group Ltd.
4.875% due 08/05/2015		12,000	12,120
6.625% due 08/05/2020		1,100	1,061
6.750% due 01/29/2020		9,200	8,924
NXP BV
3.217% due 10/15/2013		177	177
3.507% due 10/15/2013	EUR	373	470
Office Depot, Inc.
6.250% due 08/15/2013		$3,036	3,101
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		3,000	3,383
Pearson Dollar Finance PLC
5.500% due 05/06/2013		3,000	3,108
6.250% due 05/06/2018		19,200	22,581
Petrobras International Finance Co.
3.875% due 01/27/2016		10,300	10,689
5.875% due 03/01/2018		1,500	1,671
6.875% due 01/20/2040		2,000	2,402
7.875% due 03/15/2019		2,000	2,444
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		10,200	8,071
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		4,600	4,333
Rexam PLC
6.750% due 06/01/2013		13,600	14,045
Rohm and Haas Co.
5.600% due 03/15/2013		7,000	7,225
RPM International, Inc.
6.500% due 02/15/2018		8,550	9,900
RZD Capital Ltd.
5.739% due 04/03/2017		3,400	3,638
Sealed Air Corp.
5.625% due 07/15/2013		10,000	10,375
Tate & Lyle International Finance PLC
6.625% due 06/15/2016		3,500	3,980
Trane U.S., Inc.
5.500% due 04/01/2015		6,000	6,536
Transocean, Inc.
4.950% due 11/15/2015		29,400	31,684
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		3,050	3,233
Vale Overseas Ltd.
8.250% due 01/17/2034		4,000	5,150

			318,698

UTILITIES 0.7%
AES Corp.
7.375% due 07/01/2021		4,500	5,029
AK Transneft OJSC Via TransCapitalInvest Ltd.
7.700% due 08/07/2013		9,700	10,280
8.700% due 08/07/2018		22,200	27,756
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		1,400	1,636
CenturyLink, Inc.
6.000% due 04/01/2017		10,803	11,494
France Telecom S.A.
3.000% due 07/25/2018 (b)	EUR	532	759
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022		$2,500	2,784
7.288% due 08/16/2037		3,000	3,420
7.343% due 04/11/2013		5,800	6,030
8.146% due 04/11/2018		7,150	8,550
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		2,500	2,644
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		400	431
Majapahit Holding BV
7.250% due 06/28/2017		700	802
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		1,200	1,254
NRG Energy, Inc.
7.375% due 01/15/2017		4,400	4,587
8.250% due 09/01/2020		4,200	4,368

Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		2,156	2,269
Petroleos Mexicanos
5.500% due 01/21/2021		29,600	33,596
6.500% due 06/02/2041		15,300	17,939
Qtel International Finance Ltd.
4.750% due 02/16/2021		1,000	1,068
5.000% due 10/19/2025		1,000	1,072
TNK-BP Finance S.A.
6.250% due 02/02/2015		1,100	1,159
6.625% due 03/20/2017		1,000	1,091
7.250% due 02/02/2020		4,000	4,513
7.875% due 03/13/2018		1,500	1,723
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	10,000	123
1.500% due 05/30/2014		30,000	359
1.850% due 07/28/2014		30,000	360
4.500% due 03/24/2014	EUR	4,300	5,435
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		$700	747

			163,278

Total Corporate Bonds & Notes (Cost $1,705,832)			1,751,142

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.0%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.000% due 06/01/2033		4,100	3,104
5.125% due 06/01/2047		700	508
5.750% due 06/01/2047		6,400	5,159

			8,771

ILLINOIS 0.0%
Will County, Illinois Community Unit School District No. 201-U Crete-Monee General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 11/01/2022		9,990	6,692

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034		200	154

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054		31,600	2,703

RHODE ISLAND 0.0%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.000% due 06/01/2023		970	971

TEXAS 0.0%
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2021		4,500	3,062

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		12,290	9,267

Total Municipal Bonds & Notes (Cost $33,682)			31,620

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.305% due 07/25/2037		1,897	1,824
0.375% due 03/25/2036		769	719
0.391% due 04/25/2035		53	48
0.595% due 07/25/2037 - 05/25/2042		367	368
0.685% due 05/25/2036		235	236
0.690% due 02/25/2037		6,157	6,174
0.925% due 02/25/2041		22,649	22,750
1.347% due 10/01/2044		1,323	1,357
1.353% due 06/01/2043 - 09/01/2044		1,157	1,169
1.525% due 02/01/2032		7	7
1.555% due 04/01/2032		91	95
1.840% due 11/01/2033		40	42
1.892% due 10/01/2033		10	11
1.965% due 02/01/2034		40	42
2.000% due 04/01/2033		555	587
2.069% due 04/01/2027		105	112
2.254% due 09/01/2034		63	66
2.556% due 05/25/2035		69	72
2.640% due 05/01/2035		428	458

2.855% due 05/01/2036	95	100
3.360% due 04/01/2035	416	441
4.506% due 12/01/2036	234	247
4.636% due 09/01/2034	180	194
6.500% due 06/25/2028	75	84
Federal Housing Administration
7.430% due 12/01/2020	53	52
Freddie Mac
0.285% due 12/25/2036	1,459	1,451
0.505% due 08/25/2031	425	414
0.512% due 01/15/2037	92	92
0.525% due 09/25/2031	1,048	967
0.592% due 12/15/2030	463	463
1.315% due 10/25/2044	4,890	4,909
1.353% due 02/25/2045	1,803	1,749
1.526% due 07/25/2044	384	399
2.260% due 09/01/2036	257	271
2.344% due 01/01/2034	480	509
2.426% due 07/01/2036	258	273
2.459% due 10/01/2036	195	208
2.745% due 06/01/2033	372	397
2.777% due 01/01/2034	610	655
4.500% due 07/15/2020	2,000	2,206
6.500% due 01/25/2028	36	41
7.000% due 10/15/2030	113	131
Ginnie Mae
0.643% due 06/16/2031 - 03/16/2032	82	83
1.625% due 07/20/2035 - 12/20/2035	1,246	1,292
3.500% due 07/01/2042	1,000	1,070
NCUA Guaranteed Notes
0.691% due 10/07/2020	12,607	12,633
2.650% due 10/29/2020	5,033	5,264
Small Business Administration
5.902% due 02/10/2018	2,940	3,268

Total U.S. Government Agencies (Cost $74,671)		76,000

U.S. TREASURY OBLIGATIONS 89.9%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016	641,321	668,277
0.125% due 04/15/2017	109,810	116,056
0.125% due 01/15/2022 (f)(g)(h)	1,498,666	1,588,937
0.500% due 04/15/2015	201,619	209,542
0.625% due 07/15/2021 (g)(h)(i)	1,135,240	1,266,680
0.750% due 02/15/2042	182,648	192,722
1.125% due 01/15/2021	507,104	584,794
1.250% due 04/15/2014	110,567	114,238
1.250% due 07/15/2020 (g)	887,363	1,032,392
1.375% due 07/15/2018	26,335	30,115
1.375% due 01/15/2020	347,743	405,120
1.625% due 01/15/2015	472,593	502,647
1.750% due 01/15/2028	409,680	514,757
1.875% due 07/15/2013 (f)	967,386	991,495
1.875% due 07/15/2015	208,716	227,223
1.875% due 07/15/2019	348,471	417,566
2.000% due 01/15/2014 (g)	978,710	1,016,941
2.000% due 07/15/2014	678,036	719,036
2.000% due 01/15/2016	864,047	956,999
2.000% due 01/15/2026 (h)	805,760	1,030,869
2.125% due 01/15/2019	250,733	300,547
2.125% due 02/15/2040	39,813	56,733
2.125% due 02/15/2041	321,464	460,673
2.375% due 01/15/2025 (g)	1,403,251	1,852,731
2.375% due 01/15/2027	455,648	613,025
2.500% due 07/15/2016	585,953	671,511
2.500% due 01/15/2029	320,887	446,484
2.625% due 07/15/2017	863,561	1,027,233
3.375% due 04/15/2032 (h)	31,525	50,964
3.625% due 04/15/2028 (g)	1,190,215	1,840,184
3.875% due 04/15/2029 (g)	985,930	1,597,823

Total U.S. Treasury Obligations (Cost $20,354,506)		21,504,314

MORTGAGE-BACKED SECURITIES 2.9%
Adjustable Rate Mortgage Trust
3.153% due 08/25/2035	2,970	2,466
5.314% due 10/25/2035	3,745	3,257
American General Mortgage Loan Trust
5.150% due 03/25/2058	7,459	7,630
American Home Mortgage Assets LLC
0.435% due 05/25/2046	1,036	546
0.435% due 09/25/2046	875	454
0.455% due 10/25/2046	15,040	7,041
American Home Mortgage Investment Trust
2.237% due 09/25/2045	2,491	2,008

Arkle Master Issuer PLC
1.616% due 05/17/2060		1,200	1,202
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	2,454	3,107
2.136% due 11/19/2047		15,300	19,441
Banc of America Funding Corp.
5.700% due 01/20/2047		$800	489
5.753% due 10/25/2036 ^		674	469
5.837% due 01/25/2037		538	339
5.888% due 04/25/2037		413	355
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		105	102
5.667% due 02/17/2051		6,800	7,542
Banc of America Mortgage Securities, Inc.
2.834% due 12/25/2034		2,209	2,008
2.961% due 07/25/2035		2,888	2,418
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		1,083	1,082
5.492% due 02/10/2051		530	608
5.634% due 04/10/2049		2,201	2,286
5.805% due 06/10/2049		10,000	11,352
5.916% due 02/10/2051		10,000	11,577
5.919% due 05/10/2045		12,525	14,346
BCAP LLC Trust
0.415% due 01/25/2037 ^		3,848	2,024
5.530% due 03/26/2037		3,900	3,042
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		4,426	4,324
2.889% due 01/25/2034		1,844	1,861
2.922% due 01/25/2034		710	706
2.926% due 01/25/2035		3,830	3,656
2.955% due 11/25/2030		242	244
2.956% due 02/25/2034		3,115	2,903
3.078% due 03/25/2035		4,289	4,236
3.123% due 05/25/2047		3,936	2,615
3.189% due 10/25/2035		3,000	2,403
5.469% due 02/25/2036		845	515
Bear Stearns Alt-A Trust
2.752% due 11/25/2036		2,298	1,267
2.879% due 09/25/2035		213	147
2.883% due 05/25/2035		150	129
2.935% due 08/25/2036 ^		761	387
3.944% due 08/25/2036 ^		760	222
Bear Stearns Commercial Mortgage Securities
5.854% due 06/11/2040		2,413	2,501
Chase Mortgage Finance Corp.
2.894% due 02/25/2037		277	281
2.895% due 02/25/2037		346	324
5.247% due 12/25/2035		5,016	4,748
Chaseflex Trust
0.745% due 06/25/2035		680	408
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		3,299	3,832
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		1,348	1,318
2.230% due 09/25/2035		4,991	4,671
2.340% due 09/25/2035		4,918	4,338
2.530% due 10/25/2035		4,011	3,313
2.580% due 10/25/2035		691	608
2.600% due 05/25/2035		1,304	1,207
2.674% due 07/25/2046 ^		3,441	2,114
2.893% due 03/25/2034		492	449
5.019% due 09/25/2037 ^		1,135	721
5.328% due 08/25/2035		2,735	2,626
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049		565	574
5.886% due 11/15/2044		6,300	7,351
Citimortgage Alternative Loan Trust
5.500% due 07/25/2036 ^		4,411	4,159
Commercial Mortgage Pass-Through Certificates
3.156% due 07/10/2046		14,391	15,122
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^		1,103	636
0.424% due 02/20/2047		184	91
0.439% due 12/20/2046		11,117	6,021
0.454% due 07/20/2046		14,397	5,380
0.564% due 11/20/2035		1,575	878
0.945% due 10/25/2035		480	332
1.147% due 12/25/2035		3,162	1,804
2.900% due 02/25/2037 ^		9,853	6,516
6.000% due 01/25/2037 ^		6,081	4,121
6.000% due 02/25/2037 ^		204	131
6.500% due 08/25/2032		2,060	2,083
Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035		1,130	716
0.585% due 06/25/2035		6,455	5,521

2.618% due 01/20/2035		443	320
2.666% due 04/20/2035		505	488
2.778% due 03/25/2037 ^		716	346
2.882% due 02/25/2047 ^		862	465
4.866% due 11/20/2034		956	853
5.054% due 01/20/2035		354	276
5.066% due 04/25/2035 ^		2,364	1,877
5.259% due 02/20/2036		463	333
5.304% due 04/20/2036		789	546
5.500% due 11/25/2035		818	739
5.500% due 04/25/2038		2,283	2,225
Credit Suisse First Boston Mortgage Securities Corp.
2.711% due 04/25/2034		396	386
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		400	445
5.579% due 04/25/2037		683	405
Deutsche ALT-A Securities, Inc.
4.976% due 10/25/2035		581	423
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		857	853
5.248% due 06/26/2035		4,000	3,878
Eclipse Ltd.
1.183% due 01/25/2020	GBP	149	201
EMF-NL
1.503% due 04/17/2041	EUR	177	222
1.553% due 04/17/2041		7,500	7,474
1.603% due 04/17/2041		1,000	584
European Loan Conduit
0.840% due 05/15/2019		2,350	2,551
Extended Stay America Trust
2.951% due 11/05/2027		$12,616	12,745
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		838	739
2.592% due 06/25/2034		1,464	1,304
6.250% due 08/25/2037 ^		650	416
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		2,734	2,257
Fosse Master Issuer PLC
2.150% due 10/18/2054	EUR	500	636
GMAC Commercial Mortgage Securities, Inc.
5.238% due 11/10/2045		$600	653
Granite Mortgages PLC
0.866% due 01/20/2044		452	440
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		55	55
0.325% due 01/25/2047 ^		2	2
Greenwich Capital Commercial Funding Corp.
0.380% due 11/05/2021		392	374
5.444% due 03/10/2039		1,200	1,336
GS Mortgage Securities Corp.
1.103% due 03/06/2020		1,678	1,668
1.260% due 03/06/2020		2,900	2,862
1.456% due 03/06/2020		17,100	16,877
GSR Mortgage Loan Trust
2.626% due 11/25/2035		3,462	3,078
2.655% due 09/25/2035		1,238	1,196
2.943% due 04/25/2035		244	201
3.011% due 05/25/2035		2,577	2,109
5.132% due 11/25/2035		375	362
5.159% due 11/25/2035		4,124	3,415
Harborview Mortgage Loan Trust
0.434% due 07/21/2036		1,841	1,118
0.463% due 05/19/2035		19	12
0.483% due 03/19/2036		1,815	940
0.493% due 01/19/2036		3,624	1,931
0.553% due 11/19/2035		2,273	1,471
0.584% due 06/20/2035		625	494
2.791% due 04/19/2034		490	456
Homebanc Mortgage Trust
0.515% due 10/25/2035		4,384	3,071
5.533% due 04/25/2037		1,600	680
Impac CMB Trust
1.145% due 10/25/2033		804	732
Indymac Index Mortgage Loan Trust
0.445% due 06/25/2047		4,356	2,216
0.545% due 06/25/2037 ^		677	206
2.668% due 12/25/2034		284	220
2.716% due 10/25/2034		1,436	1,253
4.821% due 09/25/2035		558	75
4.962% due 01/25/2036		570	403
4.993% due 06/25/2036		841	671
5.000% due 08/25/2035		561	414
5.000% due 08/25/2035 ^		469	320
5.026% due 10/25/2035		472	362
Indymac Mortgage Loan Trust
0.545% due 11/25/2035 ^		441	210

4.933% due 11/25/2035		1,708	1,464
5.072% due 11/25/2035		194	151
5.495% due 08/25/2036		1,415	1,380
JPMorgan Chase Commercial Mortgage Securities Corp.
5.336% due 05/15/2047		13,300	14,775
5.794% due 02/12/2051		1,210	1,407
5.924% due 02/12/2049		11,100	12,637
JPMorgan Mortgage Trust
2.453% due 12/25/2034		23	23
2.773% due 08/25/2035		91	82
2.880% due 07/25/2035		359	345
3.055% due 07/25/2035		648	589
4.187% due 08/25/2035		1,400	1,306
4.852% due 04/25/2035		252	245
4.918% due 10/25/2035		383	316
5.135% due 06/25/2035		314	316
5.310% due 11/25/2035		1,299	1,214
5.314% due 07/25/2035		3,655	3,622
LB-UBS Commercial Mortgage Trust
5.372% due 09/15/2039		7,069	8,077
5.424% due 02/15/2040		5,610	6,364
5.866% due 09/15/2045		14,500	16,703
Luminent Mortgage Trust
0.425% due 12/25/2036		2,454	1,327
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		403	403
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046		3,894	2,131
2.656% due 11/21/2034		1,800	1,788
2.687% due 12/25/2033		4,052	3,870
2.749% due 12/25/2033		165	151
MASTR Alternative Loans Trust
0.645% due 03/25/2036		1,374	255
Mellon Residential Funding Corp.
0.672% due 08/15/2032		414	405
0.682% due 12/15/2030		589	560
0.722% due 06/15/2030		315	302
0.942% due 11/15/2031		399	390
0.982% due 09/15/2030		178	159
2.610% due 10/20/2029		142	142
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		2,584	1,899
2.498% due 02/25/2033		2,736	2,628
2.690% due 02/25/2034		4,329	4,225
5.147% due 12/25/2035		700	630
5.248% due 09/25/2035		744	671
Merrill Lynch Mortgage Trust
5.848% due 05/12/2039		15,125	17,254
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		3,337	3,679
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		2,491	2,026
1.090% due 11/25/2029		110	103
1.239% due 10/25/2035		2,147	1,873
1.253% due 03/25/2030		151	135
1.986% due 10/25/2035		4,469	4,120
2.351% due 12/25/2034		1,854	1,874
3.079% due 02/25/2036		235	199
4.250% due 10/25/2035		1,435	1,290
5.541% due 05/25/2036		3,610	3,574
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		2,960	3,367
Morgan Stanley Mortgage Loan Trust
5.701% due 02/25/2047		537	317
Morgan Stanley Re-REMIC Trust
5.979% due 08/15/2045		5,000	5,690
New York Mortgage Trust
2.947% due 05/25/2036		913	740
Nomura Asset Acceptance Corp.
5.353% due 02/25/2036 ^		443	286
5.820% due 03/25/2047		916	811
6.138% due 03/25/2047		848	751
OBP Depositor LLC Trust
4.646% due 07/15/2045		14,500	16,684
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	8,900	11,313
Provident Funding Mortgage Loan Trust
2.522% due 08/25/2033		$2,326	2,339
2.619% due 04/25/2034		88	86
RBSCF Trust
5.305% due 01/16/2049		3,757	3,762
RBSSP Resecuritization Trust
2.655% due 12/26/2036		3,399	3,403
Real Estate Capital PLC
1.243% due 07/25/2016	GBP	3,538	5,316

Residential Accredit Loans, Inc.
0.425% due 06/25/2046	$16,888	5,737
0.525% due 12/25/2045	2,685	1,526
0.545% due 08/25/2035	208	124
1.507% due 09/25/2045	284	154
5.322% due 09/25/2035	803	547
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^	145	61
5.000% due 08/25/2019	517	524
5.500% due 06/25/2033	789	822
6.250% due 10/25/2036 ^	2,334	1,529
Salomon Brothers Mortgage Securities, Inc.
6.500% due 09/25/2033	1,860	1,966
Sequoia Mortgage Trust
0.444% due 07/20/2036	4,492	3,657
0.593% due 10/19/2026	118	108
1.004% due 10/20/2027	253	238
1.044% due 10/20/2027	362	335
1.144% due 12/20/2032	375	339
Structured Adjustable Rate Mortgage Loan Trust
0.565% due 10/25/2035	1,816	1,100
1.547% due 01/25/2035	47	28
2.729% due 09/25/2035	2,359	1,848
2.740% due 02/25/2034	977	951
2.742% due 08/25/2035	334	266
4.752% due 09/25/2036 ^	1,469	706
5.118% due 05/25/2036	1,500	1,157
5.174% due 11/25/2035 ^	551	368
6.000% due 10/25/2037 ^	671	313
Structured Asset Mortgage Investments, Inc.
0.365% due 08/25/2036	9,961	5,259
0.375% due 03/25/2037	358	195
0.435% due 07/25/2046	9,749	5,340
0.455% due 04/25/2036	1,899	1,070
0.455% due 05/25/2046	7,539	3,499
0.493% due 07/19/2035	2,901	2,496
0.555% due 12/25/2035	614	327
0.903% due 09/19/2032	671	607
0.903% due 10/19/2034	12	11
0.943% due 03/19/2034	652	589
Structured Asset Securities Corp.
5.500% due 05/25/2035	890	885
TBW Mortgage-Backed Pass - Through Certificates
5.970% due 09/25/2036	1,230	267
Thornburg Mortgage Securities Trust
5.554% due 07/25/2036	12,602	12,500
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	8,813	8,210
0.332% due 09/15/2021	1,378	1,336
5.418% due 01/15/2045	1,230	1,372
WaMu Mortgage Pass - Through Certificates
0.505% due 11/25/2045	7,400	5,891
0.535% due 07/25/2045	68	55
0.535% due 10/25/2045	6,735	5,427
0.565% due 08/25/2045	7,443	6,120
0.585% due 01/25/2045	2,871	2,264
0.588% due 10/25/2044	943	718
0.858% due 03/25/2047	12,633	7,365
0.928% due 05/25/2047	1,577	1,026
0.978% due 12/25/2046	5,928	3,530
1.147% due 02/25/2046	1,008	781
1.347% due 11/25/2042	3	2
1.547% due 06/25/2042	317	258
2.120% due 03/25/2033	6,501	6,426
2.160% due 01/25/2037	3,803	2,556
2.339% due 12/25/2036	2,410	1,663
2.390% due 02/27/2034	2,632	2,629
2.447% due 12/25/2035	321	309
2.452% due 04/25/2037	2,529	1,641
2.453% due 06/25/2033	188	190
2.476% due 09/25/2035	4,375	3,582
2.483% due 03/25/2035	398	367
2.552% due 02/25/2037 ^	6,445	4,171
2.578% due 03/25/2034	291	289
2.756% due 03/25/2037	11,564	9,356
4.997% due 05/25/2037	5,862	4,009
5.057% due 12/25/2035	1,618	1,418
5.910% due 08/25/2046	8,000	6,752
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046	2,979	1,500
Wells Fargo Mortgage-Backed Securities Trust
2.616% due 01/25/2035	4,309	3,874
2.622% due 03/25/2036	6,273	5,263
2.636% due 04/25/2036	1,748	1,667
2.661% due 10/25/2035	636	601
2.666% due 03/25/2035	1,323	1,285

2.666% due 04/25/2036		826	675
5.033% due 03/25/2036		852	841
5.180% due 10/25/2035		4,039	3,894
5.500% due 05/25/2022		1,873	1,888
5.500% due 12/25/2035		1,511	1,523
6.000% due 07/25/2036		2,000	1,907
6.000% due 08/25/2036		4,500	4,145

Total Mortgage-Backed Securities (Cost $676,871)			683,740

ASSET-BACKED SECURITIES 2.5%
Access Group, Inc.
1.766% due 10/27/2025		20,027	20,164
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		657	657
AMMC CDO
0.692% due 05/03/2018		1,945	1,915
0.703% due 08/08/2017		14,121	13,732
ARES CLO Ltd.
0.695% due 03/12/2018		16,980	16,671
Asset-Backed Funding Certificates
0.595% due 06/25/2034		3,841	2,872
Babson CLO Ltd.
0.716% due 11/10/2019		9,188	8,899
0.838% due 06/15/2016		471	467
Bear Stearns Asset-Backed Securities Trust
0.355% due 11/25/2036		920	539
1.245% due 10/25/2037		1,415	897
1.495% due 08/25/2037		2,682	1,713
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		1,993	1,891
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		88	85
Citibank Omni Master Trust
2.992% due 08/15/2018		8,400	8,825
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033		545	572
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		180	178
0.345% due 09/25/2047		15	15
0.395% due 02/25/2037		4,245	3,007
0.495% due 04/25/2036		3,674	3,362
0.545% due 08/25/2035		643	551
0.635% due 11/25/2034		2,401	2,235
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		369	232
Denali Capital CLO Ltd.
0.838% due 08/23/2016		265	264
Denver Arena Trust
6.940% due 11/15/2019		312	320
Dryden Leveraged Loan CDO
0.717% due 05/22/2017		4,516	4,409
1.413% due 08/08/2022	EUR	8,500	9,825
Duane Street CLO
0.716% due 11/08/2017		$7,573	7,448
Equity One ABS, Inc.
0.545% due 04/25/2034		157	112
Ford Auto Securitization Trust
1.926% due 06/15/2013	CAD	390	383
Galaxy CLO Ltd.
0.706% due 04/25/2019		$4,537	4,330
Globaldrive BV
1.981% due 04/20/2018	EUR	188	241
4.000% due 10/20/2016		9	12
Grayston CLO Ltd.
0.847% due 08/15/2016		$59	59
GSAMP Trust
0.615% due 03/25/2047		3,000	988
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	1,474	1,837
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$4,169	3,934
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036		33	32
0.515% due 02/25/2036		2,300	1,117
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		241	240
Hyundai Capital Auto Funding Ltd.
1.243% due 09/20/2016		4,000	3,935
JPMorgan Mortgage Acquisition Corp.
0.325% due 03/25/2037		233	229
Katonah Ltd.
0.788% due 09/20/2016		22,425	22,124
0.907% due 05/18/2015		288	287
Long Beach Mortgage Loan Trust
0.705% due 04/25/2035		152	150

Magi Funding PLC
1.314% due 04/11/2021	EUR	13,199	15,740
Magnolia Funding Ltd.
3.000% due 04/20/2017		4,733	6,005
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		$154	31
0.365% due 02/25/2037		188	58
Morgan Stanley ABS Capital
1.045% due 07/25/2037		521	474
Morgan Stanley Dean Witter Capital
1.595% due 02/25/2033		1,777	1,445
Morgan Stanley Home Equity Loan Trust
0.950% due 12/25/2034		1,400	1,339
Morgan Stanley Mortgage Loan Trust
5.750% due 04/25/2037		266	201
6.000% due 07/25/2047		365	259
Mountain View Funding CLO
0.727% due 04/15/2019		992	965
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		2,400	2,324
Navigare Funding CLO Ltd.
0.727% due 05/20/2019		3,985	3,915
NYLIM Flatiron CLO Ltd.
0.796% due 10/20/2016		154	154
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		3,308	3,212
0.827% due 12/02/2016		516	511
Pacifica CDO Ltd.
0.726% due 01/26/2020		4,782	4,570
0.817% due 02/15/2017		1,168	1,158
0.858% due 05/13/2016		665	657
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		2,643	2,639
Park Place Securities, Inc.
0.895% due 10/25/2034		1,900	1,574
0.945% due 12/25/2034		387	384
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		14,142	14,112
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		26	21
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		994	848
SACO, Inc.
0.365% due 05/25/2036		152	150
Sherwood Castle Funding PLC
1.131% due 06/15/2016	GBP	1,000	1,527
SLC Student Loan Trust
4.750% due 06/15/2033		$13,480	12,954
SLM Student Loan Trust
0.546% due 04/26/2021		288	287
0.932% due 06/17/2024	EUR	1,828	2,163
1.366% due 07/25/2023		$10,582	10,603
1.892% due 12/15/2017		4,437	4,448
1.966% due 04/25/2023		263,676	272,565
2.350% due 04/15/2039		3,269	3,293
3.492% due 05/16/2044		6,726	6,979
3.500% due 08/17/2043		45,186	44,453
Soundview Home Equity Loan Trust
0.385% due 12/25/2036		1,792	1,592
South Carolina Student Loan Corp.
1.217% due 03/02/2020		13,500	13,473
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		114	104
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		1,477	1,213
Structured Asset Securities Corp.
0.825% due 01/25/2033		9	7
1.745% due 04/25/2035		497	425
Titrisocram
1.281% due 05/25/2020	EUR	394	500
Volkswagen Car Lease
1.009% due 02/21/2017		415	526
Whitney CLO Ltd.
0.757% due 03/01/2017		$890	884
Wind River CLO Ltd.
0.798% due 12/19/2016		6,447	6,281
Wood Street CLO BV
1.347% due 03/29/2021	EUR	4,948	6,025

Total Asset-Backed Securities (Cost $601,035)			604,803

SOVEREIGN ISSUES 5.2%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	26,500	36,095
3.000% due 09/20/2025		123,700	174,945
4.000% due 08/20/2015		52,500	97,699

4.000% due 08/20/2020		85,350	168,494
Brazil Government International Bond
10.250% due 01/10/2028	BRL	2,750	1,708
Brazil Notas do Tesouro Nacional
6.000% due 08/15/2014 (b)		38,873	44,440
6.000% due 05/15/2017 (b)		9,839	11,470
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	8,880	11,340
2.750% due 09/01/2016		11,700	12,198
4.250% due 12/01/2021 (b)		115,467	161,188
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	122,500	149,856
4.500% due 03/07/2013	GBP	4,643	7,187
Korea Development Bank
4.375% due 08/10/2015		$600	641
Mexico Government International Bond
2.500% due 12/10/2020 (b)	MXN	267,465	21,606
4.000% due 06/13/2019 (b)		395,560	34,986
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	15,500	18,609
2.750% due 11/20/2025		114,400	147,329
Province of Ontario
4.000% due 06/02/2021	CAD	30,000	32,652
Province of Quebec
2.750% due 08/25/2021		$20,600	21,368
Qatar Government International Bond
5.250% due 01/20/2020		20,000	23,160
6.400% due 01/20/2040		11,100	14,180
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	10,509	18,750
0.625% due 11/22/2042 (b)		16,207	29,869
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$1,000	1,037
6.902% due 07/09/2020		800	869

Total Sovereign Issues (Cost $1,138,181)			1,241,676

	SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.000% due 07/30/2012 (c)		5,000	4,455
GMAC Capital Trust
8.125% due 02/15/2040		500,000	12,025

Total Preferred Securities (Cost $17,203)			16,480

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 3.5%
CERTIFICATES OF DEPOSIT 0.2%
Abbey National Treasury Services PLC
1.890% due 06/10/2013		$25,000	24,534
RBS Securities, Inc.
1.842% due 10/15/2012		11,700	11,722

			36,256

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		17,500	17,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $17,829. Repurchase proceeds are $17,500.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		5,048	5,048
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $4,680 and U.S. Treasury Notes 2.000% due 11/15/2021 valued at $473. Repurchase proceeds are $5,048.)

			22,548

JAPAN TREASURY BILLS 1.8%
0.099% due 07/23/2012 - 08/13/2012 (a)	JPY	34,750,000	434,684

U.S. TREASURY BILLS 0.0%
0.156% due 10/25/2012 - 06/27/2013 (a)(e)(f)		$3,961	3,957

PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.4%
PIMCO Short-Term Floating NAV Portfolio	34,533,181	346,022

Total Short-Term Instruments (Cost $842,277)		843,467

PURCHASED OPTIONS (k) 0.1%
(Cost $20,705)		16,633

Total Investments 112.3% (Cost $25,561,426)		$26,864,908
Written Options (l) (0.2%) (Premiums $41,979)		(40,239)
Other Assets and Liabilities (Net) (12.1%)		(2,894,203)

Net Assets 100.0%		$23,930,466

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $459 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $55,735 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $2,162,293 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/13/2011	12/12/2013	$1,419	$(1,415)
BOS	0.270%	06/14/2012	09/14/2012	226,005	(226,034)
DEU	0.220%	04/25/2012	08/24/2012	125,137	(125,188)
	0.260%	05/18/2012	11/16/2012	119,168	(119,206)
FOB	0.220%	05/01/2012	08/01/2012	28,495	(28,506)
	0.240%	06/07/2012	07/17/2012	254,781	(254,822)
JPS	0.170%	05/04/2012	07/12/2012	24,418	(24,424)
	0.170%	06/12/2012	07/12/2012	24,408	(24,410)
	0.170%	06/13/2012	07/12/2012	26,906	(26,908)
	0.180%	06/08/2012	07/09/2012	306,643	(306,678)
	0.210%	06/05/2012	07/11/2012	455,338	(455,407)
	0.240%	06/12/2012	07/13/2012	263,340	(263,374)
RDR	0.220%	04/03/2012	07/03/2012	60,922	(60,955)
	0.230%	06/07/2012	07/18/2012	98,639	(98,654)
	0.250%	05/30/2012	11/29/2012	85,061	(85,080)
TDM	0.230%	06/20/2012	08/17/2012	69,811	(69,816)

					$(2,170,877)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,445,430 at a weighted average interest rate of 0.215%

(h)	Securities with an aggregate market value of $6,671 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	1,276	$2,588
90-Day Eurodollar March Futures	Long	03/2014	2,594	3,093
90-Day Eurodollar March Futures	Long	03/2015	3,077	2,981
Euro-Bund 10-Year Bond September Futures	Short	09/2012	269	1,425

				$10,087

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $8,478 and cash of $12 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$ 259,300	$(11,732)	$(14,224)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received	Unrealized ) Appreciation/ (Depreciation)
CenturyLink, Inc.	BRC	(1.850%	)	06/20/2017	2.794%		$10,803	$459	$0	$459
Con-way, Inc.	BOA	(1.834%	)	03/20/2018	2.435%		10,000	307	0	307
D.R. Horton, Inc.	DUB	(1.000%	)	09/20/2014	0.974%		2,700	(3)	149	(152)
DISH DBS Corp.	DUB	(1.000%	)	12/20/2013	1.462%		3,800	24	207	(183)
HCP, Inc.	JPM	(2.830%	)	09/20/2016	1.232%		2,000	(133)	0	(133)
HCP, Inc.	MYC	(2.260%	)	03/20/2018	1.608%		5,000	(179)	0	(179)
Intesa Sanpaolo SpA	BPS	(3.000%	)	03/20/2014	4.116%		1,000	17	40	(23)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%		2,200	38	81	(43)
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2015	4.436%		5,000	495	157	338
Intesa Sanpaolo SpA	GST	(3.000%	)	03/20/2014	4.116%	EUR	11,600	254	673	(419)
JC Penney Corp., Inc.	BRC	(1.000%	)	09/20/2012	2.221%		$1,200	3	4	(1)
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.046%		10,000	483	320	163
Kinder Morgan Kansas, Inc.	DUB	(1.000%	)	03/20/2016	2.722%		2,500	150	76	74
Lennar Corp.	BPS	(5.000%	)	09/20/2014	1.552%		1,500	(116)	(50)	(66)
Macy’s Retail Holdings, Inc.	BOA	(2.430%	)	03/20/2013	0.372%		2,000	(32)	0	(32)
Macy’s Retail Holdings, Inc.	DUB	(6.950%	)	09/20/2015	1.001%		3,000	(573)	0	(573)
Macy’s Retail Holdings, Inc.	MYC	(2.470%	)	09/20/2015	0.955%		10,000	(489)	0	(489)
Masco Corp.	BRC	(1.000%	)	09/20/2012	0.651%		3,000	(3)	68	(71)
Masco Corp.	CBK	(1.920%	)	03/20/2017	3.020%		8,000	375	0	375
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%		1,000	15	58	(43)
New York Times Co.	DUB	(5.000%	)	03/20/2015	1.578%		7,500	(698)	(735)	37
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%		10,000	(377)	96	(473)
Pearson Dollar Finance PLC	CBK	(0.570%	)	06/20/2013	0.168%		1,500	(6)	0	(6)
Pearson Dollar Finance PLC	CBK	(0.690%	)	06/20/2018	0.627%		3,500	(14)	0	(14)
Pearson Dollar Finance PLC	DUB	(0.720%	)	06/20/2018	0.627%		11,000	(62)	0	(62)
Pearson Dollar Finance PLC	SOG	(0.900%	)	06/20/2013	0.168%		1,500	(11)	0	(11)
Pearson Dollar Finance PLC	SOG	(1.040%	)	06/20/2018	0.627%		3,500	(85)	0	(85)
Rexam PLC	BRC	(1.450%	)	06/20/2013	0.403%		10,600	(114)	0	(114)
Rexam PLC	CBK	(1.450%	)	06/20/2013	0.403%		3,000	(32)	0	(32)
Rohm & Haas Co.	DUB	(0.470%	)	03/20/2013	0.089%		7,000	(20)	0	(20)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%		1,000	53	(2)	55
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.346%		8,550	143	0	143
RR Donnelley & Sons Co.	MYC	(1.000%	)	06/20/2014	3.879%		4,200	228	281	(53)
Sealed Air Corp.	BRC	(1.035%	)	09/20/2013	0.754%		10,000	(38)	0	(38)
Societe Generale S.A.	CBK	(1.000%	)	06/20/2014	2.393%	EUR	2,500	83	154	(71)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	2.393%		7,800	(125)	49	(174)
Societe Generale S.A.	MYC	(3.000%	)	06/20/2014	2.393%		10,000	(159)	16	(175)
Springleaf Finance Corp.	GST	(5.000%	)	03/20/2013	8.255%		13,500	353	1,454	(1,101)
Springleaf Finance Corp.	RYL	(1.820%	)	12/20/2017	11.266%		$5,000	1,497	0	1,497
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(2.370%	)	03/20/2013	0.398%		3,000	(45)	0	(45)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.598%		3,500	(77)	0	(77)
Trane U.S., Inc.	BOA	(0.660%	)	06/20/2015	0.249%		6,000	(74)	0	(74)

								$1,512	$3,096	$(1,584)

672

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		$25,000	$522	$182	$340
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.876%		250	31	5	26
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%		400	53	7	46
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		19,600	(71)	(219)	148
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		21,000	(1,179)	(626)	(553)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		28,200	(103)	(302)	199
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		7,800	(29)	(89)	60
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%		21,800	(80)	(310)	230
Egypt Government International Bond	DUB	1.000%	03/20/2016	5.993%		200	(32)	(24)	(8)
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%		3,500	(6)	(3)	(3)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%		2,100	(4)	(17)	13
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		2,500	(4)	(12)	8
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		28,100	428	607	(179)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		51,000	777	1,128	(351)
MetLife, Inc.	BOA	1.000%	09/20/2013	1.201%		1,900	(3)	(92)	89
MetLife, Inc.	SOG	1.000%	09/20/2013	1.201%		12,900	(27)	(603)	576
NRG Energy, Inc.	BOA	5.000%	12/20/2016	5.286%		700	(7)	(3)	(4)
NRG Energy, Inc.	BOA	5.000%	06/20/2017	5.672%		400	(11)	(41)	30
NRG Energy, Inc.	GST	5.000%	12/20/2016	5.286%		4,400	(41)	(18)	(23)
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		400	(11)	(40)	29
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		10,500	9	(112)	121
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		1,000	1	(6)	7
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		1,000	1	(6)	7
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.030%		1,500	(1)	(10)	9
Qatar Government International Bond	DUB	1.000%	03/20/2016	1.030%		1,500	(1)	(13)	12
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		5,000	(4)	(34)	30
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.070%		1,000	(3)	(7)	4
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		2,000	(2)	(5)	3
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.030%		1,000	(1)	(1)	0
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	62,200	(4)	(92)	88
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		332,400	(27)	(823)	796
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		35,000	(7)	(87)	80
United Kingdom Gilt	BPS	1.000%	12/20/2015	0.373%		$14,800	326	347	(21)
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		7,500	161	170	(9)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		20,500	432	144	288
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		16,900	372	392	(20)
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		19,000	400	221	179
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		6,000	132	141	(9)
United Kingdom Gilt	GST	1.000%	06/20/2015	0.301%		5,600	118	62	56
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		12,300	259	129	130
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.301%		23,000	485	222	263

							$2,849	$162	$2,687

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	$23,200	$1,869	$3,144	$(1,275)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	52,800	4,253	7,190	(2,937)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	34,300	2,763	5,007	(2,244)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	15,700	1,265	2,159	(894)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	24,500	1,973	3,462	(1,489)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	4,700	415	635	(220)

					$12,538	$21,597	$(9,059)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	38,700	$514	$0	$514
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		20,400	277	31	246
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		450,700	6,902	1,532	5,370
Pay	1-Year BRL-CDI	10.220%	01/02/2014	MYC		136,600	2,166	700	1,466
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		473,800	7,827	2,375	5,452
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		407,700	6,930	1,692	5,238
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		714,300	12,491	2,754	9,737
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$27,100	(19)	(14)	(5)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		25,000	(18)	(17)	(1)

							$37,070	$9,053	$28,017

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$131,900	$6,707	$3,694

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$55,400	$4,881	$4,509
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	10,100	857	787
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	18,400	1,604	1,498
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	57,100	4,842	4,447
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	21,800	1,814	1,698

					$13,998	$12,939

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$117,900	$0	$(332)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	117,900	0	(16)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	136,300	0	(384)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	136,300	0	(19)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	267,200	0	(2,570)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	267,200	0	(31)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	305,700	0	(2,095)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	305,700	0	(113)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	223,300	2,635	(6,320)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	223,300	4,198	(766)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	342,700	2,870	(8,058)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	342,700	4,733	(167)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	482,100	5,735	(13,646)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	482,100	9,356	(1,654)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	69,900	657	(134)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	553,200	6,638	(3,129)
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	56,800	386	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	7,700	53	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	20,400	135	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	5,400	37	0

							$37,433	$(39,434)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$172,600	$1,458	$(254)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	264,700	2,362	(412)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	34,000	439	(57)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	38,300	287	(82)

						$4,546	$(805)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	621,674		$604,764	JPM	$0	$(30,555)	$(30,555)
07/2012		22,282		22,058	MSC	0	(713)	(713)
07/2012	EUR	123,590		154,479	BPS	158	(2,086)	(1,928)
07/2012		25,377		31,934	BRC	226	(410)	(184)
07/2012		90,934		114,000	CBK	0	(1,077)	(1,077)
07/2012		2,461		3,237	DUB	122	0	122
07/2012		47,858		60,136	FBF	0	(428)	(428)
07/2012		97,691		123,608	GSC	0	(20)	(20)
07/2012		73,922		93,116	HUS	0	(432)	(432)
07/2012		66,399		83,086	JPM	0	(942)	(942)
07/2012		145,863		190,394	UAG	5,785	0	5,785
07/2012	GBP	1,164		1,822	BPS	0	(1)	(1)
07/2012		31,456		48,744	DUB	0	(521)	(521)
07/2012		45,041		71,080	GSC	539	0	539
07/2012		45,042		71,019	HUS	476	0	476
07/2012		78		122	RYL	0	0	0
07/2012	IDR	2,451,406		258	MSC	0	(3)	(3)
07/2012		2,451,406		260	UAG	0	(1)	(1)
07/2012	INR	3,907,994		75,134	BRC	5,095	0	5,095
07/2012		500,884		9,044	DUB	68	0	68
07/2012		356,091		6,385	GST	3	0	3
07/2012		987,332		17,936	HUS	242	(1)	241
07/2012		2,376,789		45,580	JPM	2,983	0	2,983
07/2012	JPY	5,390,000		66,424	CBK	0	(1,025)	(1,025)
07/2012		2,430,000		29,945	DUB	0	(463)	(463)
07/2012	KRW	377		0	BRC	0	0	0
07/2012	MYR	2,230		723	JPM	19	0	19
07/2012		$2,703	AUD	2,696	RBC	52	0	52
07/2012		73,026	EUR	57,481	BPS	0	(277)	(277)
07/2012		48,151		38,260	BRC	330	(58)	272
07/2012		38,632		31,183	DUB	834	0	834
07/2012		2,370		1,794	HUS	0	(100)	(100)
07/2012		289,941		232,791	JPM	4,656	0	4,656
07/2012		63,728		48,546	RBC	0	(2,287)	(2,287)
07/2012		290,871		232,790	UAG	3,724	0	3,724
07/2012		183,906	GBP	117,967	JPM	848	0	848
07/2012		7,488		4,814	MSC	52	0	52
07/2012		259	IDR	2,451,406	MSC	2	0	2
07/2012		258		2,451,406	UAG	3	0	3
07/2012		21,485	INR	1,000,000	BRC	0	(3,563)	(3,563)
07/2012		135,529		7,028,529	CBK	0	(9,563)	(9,563)
07/2012		935		53,338	HUS	21	0	21
07/2012		920		47,224	JPM	0	(73)	(73)
07/2012		0	KRW	377	UAG	0	0	0
07/2012		697	MYR	2,230	UAG	6	0	6
07/2012		3,686	NZD	4,871	CBK	209	0	209
08/2012	BRL	1,810		$884	BOA	0	(11)	(11)
08/2012		7,224		3,529	BRC	0	(45)	(45)
08/2012		30,589		15,043	GSC	0	(90)	(90)
08/2012		206,304		104,279	HUS	2,581	(359)	2,222
08/2012	EUR	232,791		290,019	JPM	0	(4,647)	(4,647)
08/2012		232,790		290,948	UAG	0	(3,717)	(3,717)
08/2012	GBP	55,802		87,135	JPM	0	(253)	(253)
08/2012	JPY	26,930,000		338,119	UAG	1,027	0	1,027
08/2012	MXN	64,865		4,952	CBK	110	0	110
08/2012		51,405		3,728	HUS	0	(109)	(109)
08/2012		546,373		39,336	UAG	0	(1,452)	(1,452)
08/2012		$31,860	BRL	65,984	BRC	782	0	782
08/2012		16,820		34,960	HUS	475	0	475
08/2012		48,200		100,751	UAG	1,641	0	1,641
08/2012		929	SGD	1,148	UAG	0	(23)	(23)
09/2012	CAD	222,134		$216,105	BRC	0	(1,700)	(1,700)
09/2012	EUR	3,209		4,013	DUB	0	(51)	(51)
09/2012	JPY	5,099,478		65,173	BPS	1,318	0	1,318
09/2012		$1,302	EUR	1,035	BPS	9	0	9
09/2012		26,064		20,534	BRC	11	(72)	(61)
09/2012		34,119		27,347	CBK	512	0	512
09/2012		34,763		27,505	FBF	69	0	69
09/2012		1,391		1,111	HUS	16	0	16
09/2012		3,564		2,820	JPM	11	(4)	7
09/2012		6,142		4,875	MSC	31	0	31
09/2012		2,882		2,288	RBC	16	0	16
09/2012		1,933		1,533	RYL	8	0	8
09/2012		0	KRW	377	BRC	0	0	0
10/2012	INR	53,338		$919	HUS	0	(26)	(26)
10/2012	MYR	2,230		694	UAG	0	(9)	(9)
10/2012		$20,349	CNY	129,327	UAG	0	(25)	(25)
10/2012		268	PHP	11,697	CBK	10	0	10
01/2013	IDR	2,451,407		$250	MSC	0	(4)	(4)
02/2013	CNY	590,816		92,728	JPM	185	0	185
02/2013		$13,917	CNY	87,300	BRC	0	(242)	(242)
02/2013		6,951		43,600	CBK	0	(122)	(122)
02/2013		36,833		230,760	JPM	0	(688)	(688)
02/2013		17,127		107,400	UAG	0	(304)	(304)

						$35,265	$(68,552)	$(33,287)

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$95,033	$0	$95,033
Corporate Bonds & Notes
Banking & Finance	0	1,269,166	0	1,269,166
Industrials	0	315,465	3,233	318,698
Utilities	0	163,278	0	163,278
Municipal Bonds & Notes
California	0	8,771	0	8,771
Illinois	0	6,692	0	6,692
Ohio	0	154	0	154
Puerto Rico	0	2,703	0	2,703
Rhode Island	0	971	0	971
Texas	0	3,062	0	3,062
West Virginia	0	9,267	0	9,267
U.S. Government Agencies	0	58,051	17,949	76,000
U.S. Treasury Obligations	0	21,504,314	0	21,504,314
Mortgage-Backed Securities	0	680,698	3,042	683,740
Asset-Backed Securities	0	594,206	10,597	604,803
Sovereign Issues	0	1,241,676	0	1,241,676
Preferred Securities
Banking & Finance	12,025	4,455	0	16,480
Short-Term Instruments
Certificates of Deposit	0	36,256	0	36,256
Repurchase Agreements	0	22,548	0	22,548
Japan Treasury Bills	0	434,684	0	434,684
U.S. Treasury Bills	0	3,957	0	3,957
PIMCO Short-Term Floating NAV Portfolio	346,022	0	0	346,022
Purchased Options
Interest Rate Contracts	0	3,694	12,939	16,633
	$358,047	$26,459,101	$47,760	$26,864,908

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	7,315	0	7,315
Foreign Exchange Contracts	0	35,265	0	35,265
Interest Rate Contracts	10,087	28,023	0	38,110
	$10,087	$70,603	$0	$80,690

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(15,271)	0	(15,271)
Foreign Exchange Contracts	0	(68,552)	0	(68,552)
Interest Rate Contracts	0	(53,664)	(805)	(54,469)

	$0	$(137,487)	$(805)	$(138,292)

Totals	$368,134	$26,392,217	$46,955	$26,807,306

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$3,255	$0	$(50)	$0	$0	$28	$0	$0	$3,233	$31
U.S. Government Agencies	13,608	0	(928)	0	0	5	5,264	0	17,949	6
Mortgage-Backed Securities	2,937	0	0	3	0	102	0	0	3,042	102
Asset-Backed Securities	11,773	0	(853)	3	(24)	(302)	0	0	10,597	(303)
Purchased Options
Interest Rate Contracts	0	13,998	0	0	0	(1,059)	0	0	12,939	(1,059)

	$31,573	$13,998	$(1,831)	$6	$(24)	$(1,226)	$5,264	$0	$47,760	$(1,223)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(869)	$0	$0	$0	$0	$64	$0	$0	$(805)	$64

Totals	$30,704	$13,998	$(1,831)	$6	$(24)	$(1,162)	$5,264	$0	$46,955	$(1,159)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$3,233	Third Party Vendor	Broker Quote	106.00
U.S. Government Agencies	52	Benchmark Pricing	Base Price	98.75
	17,897	Third Party Vendor	Broker Quote	100.20 - 104.60
Mortgage-Backed Securities	3,042	Third Party Vendor	Broker Quote	78.00
Asset-Backed Securities	4,592	Third Party Vendor	Broker Quote	98.37 - 100.00
	6,005	Benchmark Pricing	Base Price	100.40
Purchased Options
Interest Rate Contracts	12,939	Indicative Market Quotations	Broker Quote	7.79 - 8.14
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(805)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$46,955

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealEstateRealReturn Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		$807	$796
Delphi Corp.
3.500% due 03/31/2017		651	651
HCA, Inc.
2.745% due 05/02/2016		1,875	1,842
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	200	255
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		$468	466
Vodafone Americas Finance
6.875% due 08/17/2015		332	337
Weather Channel, Inc.
4.250% due 02/11/2017		488	488

Total Bank Loan Obligations (Cost $4,873)			4,835

CORPORATE BONDS & NOTES 5.7%
BANKING & FINANCE 5.0%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		200	191
Ally Financial, Inc.
2.667% due 12/01/2014		1,100	1,056
3.667% due 02/11/2014		1,800	1,796
3.868% due 06/20/2014		100	100
4.500% due 02/11/2014		600	610
6.750% due 12/01/2014		500	529
American International Group, Inc.
3.650% due 01/15/2014		1,800	1,840
8.175% due 05/15/2068		1,100	1,199
ASIF Global Financing
4.900% due 01/17/2013		300	303
Banco Mercantil del Norte S.A.
4.375% due 07/19/2015		1,300	1,352
Banco Santander Brasil S.A.
2.568% due 03/18/2014		6,600	6,355
4.250% due 01/14/2016		1,600	1,588
Bank of America Corp.
1.886% due 01/30/2014		1,500	1,485
Barclays Bank PLC
0.668% due 09/11/2017		900	884
6.050% due 12/04/2017		300	305
BBVA Bancomer S.A.
6.500% due 03/10/2021		1,300	1,319
BPCE S.A.
2.216% due 02/07/2014		9,000	8,900
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		11,400	11,468
CIT Group, Inc.
5.250% due 04/01/2014		3,000	3,120
Citigroup, Inc.
1.919% due 01/13/2014		2,000	1,992
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		2,800	2,738
Credit Agricole S.A.
1.916% due 01/21/2014		9,000	8,748
Danske Bank A/S
1.517% due 04/14/2014		7,500	7,338
FCE Bank PLC
7.125% due 01/15/2013	EUR	500	653
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$1,900	2,032
7.500% due 08/01/2012		7,000	7,028
8.000% due 06/01/2014		500	555
GATX Financial Corp.
5.800% due 03/01/2016		300	321
HSBC Finance Corp.
0.717% due 01/15/2014		11,000	10,883
ING Bank NV
1.518% due 03/15/2013		6,800	6,804
International Lease Finance Corp.
6.500% due 09/01/2014		300	318
6.750% due 09/01/2016		300	324
7.125% due 09/01/2018		600	664
IPIC GMTN Ltd.
3.125% due 11/15/2015		5,000	5,181

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		2,000	2,041
Morgan Stanley
2.066% due 01/24/2014		9,200	8,946
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		5,400	5,398
RCI Banque S.A.
2.339% due 04/11/2014		7,500	7,293
SLM Corp.
5.050% due 11/14/2014		500	518
6.250% due 01/25/2016		5,600	5,908
Societe Generale S.A.
1.519% due 04/11/2014		8,000	7,746
Stone Street Trust
5.902% due 12/15/2015		7,000	7,167
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		900	835

			145,831

INDUSTRIALS 0.7%
American Airlines, Inc.
10.500% due 10/15/2012 ^		4,600	4,933
CSC Holdings LLC
8.500% due 06/15/2015		2,600	2,724
Petroleos de Venezuela S.A.
5.000% due 10/28/2015		700	554
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025		492	521
Volkswagen International Finance NV
0.911% due 10/01/2012		11,000	11,008

			19,740

UTILITIES 0.0%
AES Corp.
7.375% due 07/01/2021		300	335
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		300	317
7.343% due 04/11/2013		200	208
Petroleos Mexicanos
5.500% due 01/21/2021		400	454
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	2,000	24
1.850% due 07/28/2014		2,000	24

			1,362

Total Corporate Bonds & Notes (Cost $166,853)			166,933

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		$100	75

Total Municipal Bonds & Notes (Cost $94)			75

U.S. GOVERNMENT AGENCIES 0.6%
Fannie Mae
0.925% due 02/25/2041		2,258	2,268
1.347% due 10/01/2044		37	38
1.353% due 09/01/2044		32	32
2.700% due 03/28/2022		8,400	8,450
Freddie Mac
0.842% due 12/15/2037		2,790	2,808
2.260% due 09/01/2036		245	258
2.426% due 07/01/2036		246	260
2.459% due 10/01/2036		186	198
NCUA Guaranteed Notes
0.800% due 12/08/2020		1,491	1,497
2.650% due 10/29/2020		2,849	2,980

Total U.S. Government Agencies (Cost $18,608)			18,789

U.S. TREASURY OBLIGATIONS 87.3%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2016 (d)		9,381	9,776
0.125% due 01/15/2022 (d)(e)(f)		233,201	247,248
0.625% due 07/15/2021 (d)(e)(f)		202,641	226,103
0.750% due 02/15/2042		60,280	63,605
1.125% due 01/15/2021 (d)(e)		196,445	226,541
1.250% due 07/15/2020 (e)		348,051	404,936
1.375% due 01/15/2020		49,157	57,268
1.750% due 01/15/2028 (f)		42,756	53,722

1.875% due 07/15/2019		32,866	39,383
2.000% due 07/15/2014		4,272	4,530
2.000% due 01/15/2026		115,461	147,718
2.125% due 01/15/2019		4,502	5,395
2.125% due 02/15/2040 (f)		96,233	137,131
2.125% due 02/15/2041		27,212	38,996
2.375% due 01/15/2025 (e)		215,253	284,201
2.375% due 01/15/2027 (f)		220,503	296,663
2.500% due 01/15/2029		24,755	34,445
3.375% due 04/15/2032		16,462	26,614
3.625% due 04/15/2028 (f)		58,325	90,176
3.875% due 04/15/2029		94,154	152,588

Total U.S. Treasury Obligations (Cost $2,429,641)			2,547,039

MORTGAGE-BACKED SECURITIES 2.4%
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	4,581	5,805
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$5,614	5,322
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		41	41
5.492% due 02/10/2051		210	241
5.805% due 06/10/2049		41	41
BCAP LLC Trust
5.000% due 11/25/2036		1,302	1,308
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035		33	33
2.250% due 08/25/2035		61	57
2.570% due 03/25/2035		101	99
2.926% due 01/25/2035		428	409
3.078% due 03/25/2035		30	30
Chase Mortgage Finance Corp.
4.625% due 02/25/2034		367	368
5.247% due 12/25/2035		334	317
Citigroup Commercial Mortgage Trust
5.889% due 12/10/2049		91	106
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035		42	39
2.340% due 09/25/2035		71	62
2.600% due 05/25/2035		31	29
2.893% due 03/25/2034		339	309
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044		100	117
Countrywide Alternative Loan Trust
0.415% due 05/25/2047		6,362	3,929
Countrywide Home Loan Mortgage Pass-Through Trust
0.585% due 06/25/2035		257	220
Credit Suisse Mortgage Capital Certificates
5.467% due 09/15/2039		200	222
Eclipse Ltd.
1.183% due 01/25/2020	GBP	3,511	4,712
European Loan Conduit
0.840% due 05/15/2019	EUR	1,941	2,107
Extended Stay America Trust
2.951% due 11/05/2027		$2,911	2,941
Granite Master Issuer PLC
0.581% due 12/20/2054	EUR	1,106	1,348
GS Mortgage Securities Corp.
1.456% due 03/06/2020		$1,000	987
4.592% due 08/10/2043		1,100	1,232
GSR Mortgage Loan Trust
2.655% due 09/25/2035		248	239
2.705% due 01/25/2036		447	354
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	5,000	6,357
Homebanc Mortgage Trust
0.515% due 10/25/2035		$410	287
JPMorgan Chase Commercial Mortgage Securities Corp.
5.429% due 12/12/2043		210	236
JPMorgan Mortgage Trust
5.135% due 06/25/2035		1,702	1,715
LB-UBS Commercial Mortgage Trust
5.424% due 02/15/2040		210	238
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.700% due 09/12/2049		100	110
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035		220	203
Morgan Stanley Capital, Inc.
6.076% due 06/11/2049		330	375
Permanent Master Issuer PLC
2.057% due 07/15/2042	EUR	800	1,017
RBSSP Resecuritization Trust
2.473% due 07/26/2045		$5,330	5,234
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^		630	265

Structured Adjustable Rate Mortgage Loan Trust
5.311% due 03/25/2036 ^		785	535
5.500% due 12/25/2034		968	934
Thornburg Mortgage Securities Trust
6.147% due 09/25/2037		1,970	1,981
Wachovia Bank Commercial Mortgage Trust
5.418% due 01/15/2045		210	234
WaMu Mortgage Pass-Through Certificates
0.515% due 07/25/2045		2,288	1,832
0.555% due 01/25/2045		705	589
0.565% due 08/25/2045		11,248	9,249
1.217% due 01/25/2046		4,308	3,547
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		505	424
5.180% due 10/25/2035		255	246

Total Mortgage-Backed Securities (Cost $70,778)			68,632

ASSET-BACKED SECURITIES 1.8%
AMMC CDO
0.692% due 05/03/2018		374	368
ARES CLO Ltd.
0.695% due 03/12/2018		404	397
Babson CLO Ltd.
0.716% due 11/10/2019		967	937
0.787% due 11/15/2016		325	321
0.838% due 06/15/2016		118	117
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		498	473
Callidus Debt Partners Fund Ltd.
0.726% due 04/17/2020		2,489	2,414
Citibank Omni Master Trust
2.992% due 08/15/2018		7,000	7,354
Countrywide Asset-Backed Certificates
0.425% due 07/25/2036		716	607
0.495% due 04/25/2036		209	191
Cumberland CLO Ltd.
0.716% due 11/10/2019		538	528
Denali Capital CLO Ltd.
0.838% due 08/23/2016		36	36
Duane Street CLO
0.716% due 11/08/2017		413	406
Galaxy CLO Ltd.
0.706% due 04/25/2019		493	471
Grayston CLO Ltd.
0.847% due 08/15/2016		15	15
Gulf Stream Compass CLO Ltd.
0.827% due 07/15/2016		77	77
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	147	184
Hillmark Funding
0.717% due 05/21/2021		$5,900	5,596
HSI Asset Securitization Corp. Trust
0.515% due 02/25/2036		500	243
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		57	57
Katonah Ltd.
0.788% due 09/20/2016		1,255	1,238
0.907% due 05/18/2015		32	32
Magi Funding PLC
1.314% due 04/11/2021	EUR	1,208	1,441
Mountain View Funding CLO
0.727% due 04/15/2019		$496	483
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		500	484
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		459	446
0.827% due 12/02/2016		143	142
Pacifica CDO Ltd.
0.817% due 02/15/2017		1,606	1,592
0.858% due 05/13/2016		151	149
Park Place Securities, Inc.
0.925% due 12/25/2034		1,443	1,417
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		1,460	1,457
Saxon Asset Securities Trust
4.034% due 06/25/2033		283	283
SLC Student Loan Trust
4.750% due 06/15/2033		6,740	6,477
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	5,641	6,684
0.932% due 09/15/2021		2,451	3,034
2.162% due 08/15/2016		$158	159
3.500% due 08/17/2043		5,157	5,073
Wind River CLO Ltd.
0.798% due 12/19/2016		524	511

Wood Street CLO BV
1.347% due 03/29/2021	EUR	189	230

Total Asset-Backed Securities (Cost $53,776)			52,124

SOVEREIGN ISSUES 3.5%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	10,200	13,893
3.000% due 09/20/2025		600	849
4.000% due 08/20/2020		200	395
Canada Government Bond
1.500% due 12/01/2044 (b)	CAD	12,051	15,390
4.250% due 12/01/2021 (b)		11,179	15,605
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	8,800	10,765
4.500% due 03/07/2013	GBP	300	464
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,500	3,002
2.750% due 11/20/2025		26,700	34,385
South Africa Government International Bond
2.750% due 01/31/2022 (b)	ZAR	23,229	3,032
United Kingdom Gilt
0.375% due 03/22/2062 (b)	GBP	1,707	3,045

Total Sovereign Issues (Cost $96,154)			100,825

SHORT-TERM INSTRUMENTS 15.0%
CERTIFICATES OF DEPOSIT 0.1%
Banco Bradesco S.A.
1.955% due 01/24/2013		$4,200	4,224

REPURCHASE AGREEMENTS 0.1%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		2,600	2,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $2,649. Repurchase proceeds are $2,600.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		554	554
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $572. Repurchase proceeds are $554.)

			3,154

JAPAN TREASURY BILLS 2.6%
0.100% due 07/23/2012 - 08/13/2012 (a)	JPY	6,160,000	77,057

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 12.2%
PIMCO Short-Term Floating NAV Portfolio		35,625,684	356,969

Total Short-Term Instruments (Cost $440,463)			441,404

PURCHASED OPTIONS (h) 0.1%			1,828
(Cost $2,259)

Total Investments 116.6% (Cost $3,283,499)			$3,402,484
Written Options (i) (0.1%) (Premiums $3,899)			(3,700)
Other Assets and Liabilities (Net) (16.5%)			(480,805)

Net Assets 100.0%			$2,917,979

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Affiliated to the Fund.

(d)	Securities with an aggregate market value of $5,883 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	On June 30, 2012, securities valued at $403,519 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
DEU	0.220%	04/30/2012	07/13/2012	$116,032	$(116,076)
	0.250%	05/16/2012	10/16/2012	33,933	(33,943)
	0.260%	06/05/2012	11/02/2012	147,063	(147,092)
FOB	0.220%	05/01/2012	08/01/2012	2,061	(2,061)
JPS	0.180%	06/08/2012	07/09/2012	103,692	(103,704)
TDM	0.230%	06/20/2012	08/17/2012	983	(983)

					$(403,859)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $246,682 at a weighted average interest rate of 0.212%.

(f)	Securities with an aggregate market value of $655 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	65	$123
90-Day Eurodollar March Futures	Long	03/2015	332	517
Euro-Bund 10-Year Bond September Futures	Short	09/2012	13	69

				$709

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Agricole S.A.	CBK	(1.000%	)	03/20/2014	2.396%		$2,800	$64	$78	$(14)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		6,200	144	315	(171)
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.462%		300	4	0	4
Societe Generale S.A.	BRC	(1.000%	)	06/20/2014	2.393%		5,300	140	206	(66)
Societe Generale S.A.	FBF	(3.000%	)	06/20/2014	2.393%	EUR	2,000	(32)	13	(45)

								$320	$612	$(292)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		$500	$(2)	$(4)	$2
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%		600	(34)	(20)	(14)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		1,200	(5)	(14)	9
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		1,000	(3)	(7)	4
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		1,100	17	24	(7)
Japan Government International Bond	HUS	1.000%	06/20/2016	0.676%		9,900	129	(4)	133
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		400	6	8	(2)
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		400	6	9	(3)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		200	1	(2)	3
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.070%		1,000	(2)	(7)	5
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		700	29	(6)	35
SLM Corp.	GST	5.000%	03/20/2016	3.847%		1,500	60	5	55
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%	JPY	3,900	(1)	(9)	8
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		$500	10	11	(1)
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		1,000	21	12	9
United Kingdom Gilt	DUB	1.000%	12/20/2015	0.373%		800	18	19	(1)
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		600	13	14	(1)

							$263	$29	$234

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	$4,300	$346	$578	$(232)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	500	40	75	(35)
CDX.EM-14 5-Year Index	RYL	5.000%	12/20/2015	600	48	82	(34)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	700	57	99	(42)
CDX.EM-15 5-Year Index	BRC	5.000%	06/20/2016	1,700	150	230	(80)

					$641	$1,064	$(423)

(2)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Year BRL-CDI	9.970%	01/02/2014	BRC	BRL	2,500	$33	$0	$33
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM		8,300	112	12	100
Pay	1-Year BRL-CDI	10.180%	01/02/2014	HUS		47,400	726	(47)	773
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG		106,200	1,754	547	1,207
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		8,500	145	37	108
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		28,100	491	117	374
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		3,600	70	12	58
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS		$2,500	(1)	(1)	0
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC		2,200	(1)	(1)	0

							$3,329	$676	$2,653

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (7)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	DWRTFT Index	49,130	1-Month USD-LIBOR plus a specified spread	$288,020	07/31/2012	BOA	$15,868
Receive	DWRTFT Index	97,245	1-Month USD-LIBOR plus a specified spread	570,093	10/31/2012	BOA	31,392
Receive	DWRTFT Index	83,233	1-Month USD-LIBOR less a specified spread	487,945	08/31/2012	FCT	26,909
Receive	DWRTFT Index	95,986	1-Month USD-LIBOR less a specified spread	562,711	07/31/2012	RYL	31,045
Receive	DWRTFT Index	31,944	1-Month USD-LIBOR plus a specified spread	187,268	08/31/2012	RYL	10,323
Receive	DWRTFT Index	32,216	1-Month USD-LIBOR plus a specified spread	189,933	10/31/2012	RYL	9,890
Pay	DWRTFT Index	5,107	1-Month USD-LIBOR plus a specified spread	29,939	10/31/2012	RYL	(1,649)
Receive	DWRTFT Index	46,816	1-Month USD-LIBOR less a specified spread	274,455	01/31/2013	RYL	15,142
Receive	DWRTFT Index	10,000	1-Month USD-LIBOR less a specified spread	58,624	02/28/2013	RYL	3,233
Receive	DWRTFT Index	29,101	1-Month USD-LIBOR plus a specified spread	170,601	05/31/2013	RYL	9,390

							$151,543

(7)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$13,600	$691	$381

Straddle Options

Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount	Cost (8)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$2,300	$196	$179
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	3,500	305	285
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	3,900	332	304
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	5,000	442	407
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	3,500	293	272

					$1,568	$1,447

(8)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$4,300	$0	$(12)
Put - OTC 1-Year Interest Rate Swap	GST	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	4,300	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	2,900	0	(8)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	2,900	0	0
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.056%	10/11/2012	6,300	0	(61)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.056%	10/11/2012	6,300	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	7,300	0	(50)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	7,300	0	(3)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	18,500	218	(524)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	18,500	348	(63)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	35,800	305	(842)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	35,800	487	(17)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	55,900	662	(1,582)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	55,900	1,088	(192)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	57,200	686	(323)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	300	2	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	400	3	0

							$3,799	$(3,679)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,300	$11	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,300	38	(7)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	900	12	(1)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	10/13/2020	4,000	39	(11)

						$100	$(21)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received			Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	50,853	$		49,470	JPM	$0	$ (2,499)	$(2,499)
07/2012		2,157			2,135	MSC	0	(69)	(69)
07/2012	EUR	12,330			16,119	BOA	514	0	514
07/2012		11,611			14,517	BPS	17	(194)	(177)
07/2012		2,696			3,397	BRC	27	(42)	(15)
07/2012		8,091			10,143	CBK	0	(96)	(96)
07/2012		4,257			5,349	FBF	0	(38)	(38)
07/2012		8,691			10,997	GSC	0	(2)	(2)
07/2012		6,576			8,283	HUS	0	(38)	(38)
07/2012		6,245			7,829	JPM	11	(85)	(74)
07/2012	GBP	216			335	BPS	0	(3)	(3)
07/2012		1,857			2,878	DUB	0	(31)	(31)
07/2012		5,135			8,104	GSC	62	0	62
07/2012		5,135			8,096	HUS	54	0	54
07/2012	IDR	311			0	JPM	0	0	0
07/2012		311			0	UAG	0	0	0
07/2012	INR	284,369			5,387	BRC	291	0	291
07/2012		56,368			1,018	DUB	8	0	8
07/2012		31,231			560	GST	0	0	0
07/2012		63,531			1,153	HUS	14	0	14
07/2012		212,181			4,061	JPM	258	0	258
07/2012	JPY	2,200,000			27,112	CBK	0	(419)	(419)
07/2012		1,000,000			12,323	DUB	0	(191)	(191)
07/2012	KRW	585			1	BRC	0	0	0
07/2012		$51,693		EUR	41,421	BPS	725	0	725
07/2012		2,794			2,199	BRC	2	(13)	(11)
07/2012		2,646			2,133	DUB	54	0	54
07/2012		4,161			3,294	FBF	8	0	8
07/2012		3,482			2,743	JPM	3	(13)	(10)
07/2012		717			564	RBC	3	(7)	(4)
07/2012		212			168	RYL	1	0	1
07/2012		3,270		GBP	2,116	HUS	44	0	44
07/2012		1,399			899	JPM	9	0	9
07/2012		2,652			1,705	MSC	18	0	18
07/2012		3,516			2,259	RBC	22	0	22
07/2012		8,371			5,364	UAG	30	0	30
07/2012		0		IDR	311	JPM	0	0	0
07/2012		0			311	UAG	0	0	0
07/2012		14,001		INR	647,679	UAG	0	(2,393)	(2,393)
07/2012		1		KRW	585	UAG	0	0	0
07/2012	ZAR	24,929		$	2,969	HUS	0	(70)	(70)
08/2012	BRL	954			488	BRC	16	0	16
08/2012		3,626			1,783	GSC	0	(11)	(11)
08/2012		5,864			2,864	HUS	0	(37)	(37)
08/2012	EUR	41,421			51,707	BPS	0	(723)	(723)
08/2012	GBP	5,364			8,370	UAG	0	(30)	(30)
08/2012	JPY	1,890,000			23,248	CBK	0	(407)	(407)
08/2012		1,070,000			13,434	UAG	41	0	41
08/2012		$2,560		BRL	5,319	BRC	71	0	71
08/2012		6,670			13,900	HUS	207	0	207
08/2012		1,915			3,966	UAG	47	0	47
08/2012		75		MXN	984	JPM	0	(2)	(2)
08/2012		0		SGD	0	UAG	0	0	0
09/2012	CAD	32,320		$	31,442	UAG	0	(248)	(248)
09/2012	JPY	310,301			3,966	BPS	80	0	80
09/2012		$1		KRW	585	BRC	0	0	0
10/2012		1		PHP	26	CBK	0	0	0
02/2013	CNY	6,067		$	952	JPM	2	0	2
02/2013		$949		CNY	5,984	BRC	0	(12)	(12)

							$2,639	$ (7,673)	$(5,034)

(k) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$4,835	$0	$4,835
Corporate Bonds & Notes
Banking & Finance	0	145,831	0	145,831
Industrials	0	19,219	521	19,740
Utilities	0	1,362	0	1,362
Municipal Bonds & Notes
West Virginia	0	75	0	75
U.S. Government Agencies	0	14,312	4,477	18,789
U.S. Treasury Obligations	0	2,547,039	0	2,547,039
Mortgage-Backed Securities	0	68,632	0	68,632
Asset-Backed Securities	0	46,528	5,596	52,124
Sovereign Issues	0	100,825	0	100,825
Short-Term Instruments
Certificates of Deposit	0	4,224	0	4,224
Repurchase Agreements	0	3,154	0	3,154
Japan Treasury Bills	0	77,057	0	77,057
PIMCO Short-Term Floating NAV Portfolio	356,969	0	0	356,969
Purchased Options
Interest Rate Contracts	0	381	1,447	1,828
	$356,969	$3,033,474	$12,041	$3,402,484

Financial Derivative Instruments (2) - Assets
Commodity Contracts	0	26,909	0	26,909
Credit Contracts	0	267	0	267
Equity Contracts	0	126,283	0	126,283
Foreign Exchange Contracts	0	2,639	0	2,639
Interest Rate Contracts	709	2,653	0	3,362
	$709	$158,751	$0	$159,460

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(748)	0	(748)
Equity Contracts	0	(1,649)	0	(1,649)
Foreign Exchange Contracts	0	(7,673)	0	(7,673)
Interest Rate Contracts	0	(3,679)	(21)	(3,700)
	$0	$(13,749)	$(21)	$(13,770)

Totals	$357,678	$3,178,476	$12,020	$3,548,174

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$525	$0	$(8)	$0	$0	$4	$0	$0	$521	$5
U.S. Government Agencies	1,530	0	(32)	0	0	(1)	2,980	0	4,477	0
Asset-Backed Securities	7,843	0	0	17	0	150	0	(2,414)	5,596	88
Purchased Options
Interest Rate Contracts	0	1,568	0	0	0	(121)	0	0	1,447	(121)

	$9,898	$1,568	$(40)	$17	$0	$32	$2,980	$(2,414)	$12,041	$(28)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(22)	$0	$0	$0	$0	$1	$0	$0	$(21)	$1

Totals	$9,876	$1,568	$(40)	$17	$0	$33	$2,980	$(2,414)	$12,020	$(27)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$521	Third Party Vendor	Broker Quote	106.00
U.S. Government Agencies	4,477	Third Party Vendor	Broker Quote	100.42 - 104.60
Asset-Backed Securities	5,596	Benchmark Pricing	Base Price	94.97
Purchased Options
Interest Rate Contracts	1,447	Indicative Market Quotations	Broker Quote	7.79 - 8.14
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(21)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$12,020

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2015 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 92.8%
PIMCO CommoditiesPLUS® Strategy Fund	48,211	$478
PIMCO Emerging Markets Bond Fund	35,746	419
PIMCO EqSTM Dividend Fund	59,573	624
PIMCO EqSTM Emerging Markets Fund	73,346	585
PIMCO EqS Pathfinder Fund®	45,058	456
PIMCO Global Advantage® Strategy Bond Fund	56,827	648
PIMCO High Yield Fund	44,762	415
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	102,257	667
PIMCO Low Duration Fund	173,327	1,816
PIMCO Real Return Fund	454,754	5,584
PIMCO RealEstateRealReturn Strategy Fund	101,838	554
PIMCO Small Cap StocksPLUS® TR Fund	73,541	565
PIMCO StocksPLUS® Fund	210,884	1,778
PIMCO Total Return Fund	497,339	5,620

Total Mutual Funds (Cost $19,838)		20,209

EXCHANGE-TRADED FUNDS 0.3%
Vanguard MSCI Emerging Markets ETF	1,551	62

Total Exchange-Traded Funds (Cost $63)		62

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	2,319	11

Total Exchange-Traded Notes (Cost $18)		11

SHORT-TERM INSTRUMENTS 6.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 6.0%
PIMCO Short-Term Floating NAV Portfolio	70,581	707
PIMCO Short-Term Floating NAV Portfolio III	59,992	600

Total Short-Term Instruments (Cost $1,307)		1,307

PURCHASED OPTIONS (f) 0.1%
(Cost $49)		22

Total Investments 99.3% (Cost $21,275)		$21,611
Written Options (g) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) 0.7%		148

Net Assets 100.0%		$21,758

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $48 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	1	$(6)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$1	$1	$0
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	6	2	4
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		200	11	12	(1)

							$18	$15	$3

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$300	$16	$10

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	380	$6	$2

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	59	$3	$2
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	31	3	2

				$6	$4

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	2	$4	$0
Put - CBOE S&P 500 Index	950.000	12/22/2012	5	13	4
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	2

				$21	$6

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	31	$2	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	8		$8	FBF	$0	$0	$0
08/2012		$849	CHF	798	HUS	0	(7)	(7)
09/2012	EUR	617		$770	CBK	0	(12)	(12)
09/2012		5		6	RYL	0	0	0
09/2012		$76	JPY	5,975	BPS	0	(2)	(2)

						$0	$(21)	$(21)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$20,209	$0	$0	$20,209
Exchange-Traded Funds	62	0	0	62
Exchange-Traded Notes	11	0	0	11
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolios	1,307	0	0	1,307
Purchased Options
Equity Contracts	10	0	0	10
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	10	0	10
	$21,599	$12	$0	$21,611

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$4	$0	$4

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(7)	0	0	(7)
Foreign Exchange Contracts	0	(21)	0	(21)
	$(7)	$(22)	$0	$(29)

Totals	$21,592	$(6)	$0	$21,586

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2020 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 88.9%
PIMCO CommoditiesPLUS® Strategy Fund	168,781	$1,674
PIMCO Emerging Markets Bond Fund	80,791	948
PIMCO EqSTM Dividend Fund	134,058	1,404
PIMCO EqSTM Emerging Markets Fund	206,236	1,644
PIMCO EqS Pathfinder Fund®	154,507	1,562
PIMCO Global Advantage® Strategy Bond Fund	133,552	1,522
PIMCO High Yield Fund	101,165	939
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	241,221	1,573
PIMCO Real Return Fund	990,046	12,158
PIMCO RealEstateRealReturn Strategy Fund	351,573	1,912
PIMCO Small Cap StocksPLUS® TR Fund	161,174	1,238
PIMCO StocksPLUS® Fund	593,025	4,999
PIMCO Total Return Fund	1,013,938	11,457

Total Mutual Funds (Cost $42,519)		43,030

EXCHANGE-TRADED FUNDS 0.3%
Vanguard MSCI Emerging Markets ETF	3,620	145

Total Exchange-Traded Funds (Cost $146)		145

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	5,258	26

Total Exchange-Traded Notes (Cost $41)		26

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.7%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$144	144

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $151. Repurchase proceeds are $144.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 10.4%
PIMCO Short-Term Floating NAV Portfolio	271,289	2,718
PIMCO Short-Term Floating NAV Portfolio III	229,970	2,300

		5,018

Total Short-Term Instruments (Cost $5,162)		5,162

PURCHASED OPTIONS (f) 0.2%
(Cost $236)		111

Total Investments 100.2% (Cost $48,104)		$48,474
Written Options (g) (0.0%) (Premiums $4)		(2)
Other Assets and Liabilities (Net) (0.2%)		(105)

Net Assets 100.0%		$48,367

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $63 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	4	$(24)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$380	$2	$2	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		50	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	1	(1)	2
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		70	5	3	2
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		35	3	2	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		35	3	2	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	600	20	6	14
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		400	23	24	(1)

							$57	$38	$19

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$530	$6	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,100	59	37
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,300	48	25

							$113	$63

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	850	$14	$4
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		520	26	15

						$ 40	$19

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	131	$6	$5
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	72	7	4

				$13	$9

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	6	$11	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	18	48	13
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	3	11	6

				$70	$20

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	72	$4	$(2)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	19		$18	FBF	$0	$(1)	$(1)
08/2012		$2,386	CHF	2,242	HUS	0	(20)	(20)
09/2012	EUR	1,750		$2,184	CBK	0	(33)	(33)
09/2012		11		14	RYL	0	0	0
09/2012		$199	GBP	129	BPS	3	0	3
09/2012		286	JPY	22,381	BPS	0	(6)	(6)

						$3	$(60)	$(57)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$43,030	$0	$0	$43,030
Exchange-Traded Funds	145	0	0	145
Exchange-Traded Notes	26	0	0	26
Short-Term Instruments
Repurchase Agreements	0	144	0	144
PIMCO Short-Term Floating NAV Portfolios	5,018	0	0	5,018
Purchased Options
Equity Contracts	29	0	0	29
Foreign Exchange Contracts	0	19	0	19
Interest Rate Contracts	0	63	0	63
	$48,248	$226	$0	$48,474

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	20	0	20
Foreign Exchange Contracts	0	3	0	3
	$0	$23	$0	$23

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(26)	0	0	(26)
Foreign Exchange Contracts	0	(60)	0	(60)

	$(26)	$(61)	$0	$(87)

Totals	$48,222	$188	$0	$48,410

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2025 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 85.3%
PIMCO CommoditiesPLUS® Strategy Fund	158,212	$1,569
PIMCO Emerging Markets Bond Fund	46,282	543
PIMCO EqSTM Dividend Fund	77,228	809
PIMCO EqSTM Emerging Markets Fund	126,358	1,007
PIMCO EqS Pathfinder Fund®	113,202	1,145
PIMCO Global Advantage® Strategy Bond Fund	95,022	1,083
PIMCO High Yield Fund	57,966	538
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	216,467	1,411
PIMCO Real Return Fund	395,193	4,853
PIMCO RealEstateRealReturn Strategy Fund	334,573	1,820
PIMCO Small Cap StocksPLUS® TR Fund	122,061	937
PIMCO StocksPLUS® Fund	375,861	3,169
PIMCO Total Return Fund	409,580	4,628

Total Mutual Funds (Cost $22,953)		23,512

EXCHANGE-TRADED FUNDS 1.3%
Vanguard MSCI Emerging Markets ETF	9,352	374

Total Exchange-Traded Funds (Cost $375)		374

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	2,809	14

Total Exchange-Traded Notes (Cost $22)		14

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 13.0%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$169	169

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $177. Repurchase proceeds are $169.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 12.4%
PIMCO Short-Term Floating NAV Portfolio	210,506	2,109
PIMCO Short-Term Floating NAV Portfolio III	129,983	1,300

		3,409

Total Short-Term Instruments (Cost $3,578)		3,578

PURCHASED OPTIONS (f) 0.1%		30
(Cost $77)

Total Investments 99.8% (Cost $27,005)		$27,508
Written Options (g) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) 0.2%		51

Net Assets 100.0%		$27,558

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $61 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	2	$(12)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$0	$0	$0
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	300	11	4	7
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		200	11	12	(1)

							$22	$16	$6

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$280	$15	$10

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	480	$8	$2

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	71	$3	$3
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	38	4	2

				$7	$5

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	4	$8	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	12	32	8
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	4

				$47	$13

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	38	$2	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	10		$10	FBF	$0	$(1)	$(1)
08/2012		$1,162	CHF	1,092	HUS	0	(10)	(10)
09/2012	EUR	932		$1,163	CBK	0	(17)	(17)
09/2012		1		1	RYL	0	0	0
09/2012		$169	JPY	13,231	BPS	0	(3)	(3)

						$0	$(31)	$(31)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$23,512	$0	$0	$23,512
Exchange-Traded Funds	374	0	0	374
Exchange-Traded Notes	14	0	0	14
Short-Term Instruments
Repurchase Agreements	0	169	0	169
PIMCO Short-Term Floating NAV Portfolios	3,409	0	0	3,409
Purchased Options
Equity Contracts	18	0	0	18
Foreign Exchange Contracts	0	2	0	2
Interest Rate Contracts	0	10	0	10
	$27,327	$181	$0	$27,508

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$7	$0	$7

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(13)	0	0	(13)
Foreign Exchange Contracts	0	(31)	0	(31)

	$(13)	$(32)	$0	$(45)

Totals	$27,314	$156	$0	$27,470

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2030 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (b)(c) 84.8%
PIMCO CommoditiesPLUS® Strategy Fund	212,236	$2,105
PIMCO Emerging Markets Bond Fund	63,841	749
PIMCO EqSTM Dividend Fund	110,974	1,162
PIMCO EqSTM Emerging Markets Fund	245,104	1,953
PIMCO EqS Pathfinder Fund®	161,410	1,632
PIMCO Global Advantage® Strategy Bond Fund	147,209	1,678
PIMCO High Yield Fund	79,886	741
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	448,412	2,924
PIMCO Long-Term U.S. Government Fund	49,688	598
PIMCO Real Return Fund	338,723	4,160
PIMCO RealEstateRealReturn Strategy Fund	553,666	3,012
PIMCO Small Cap StocksPLUS® TR Fund	281,440	2,161
PIMCO StocksPLUS® Fund	776,455	6,546
PIMCO Total Return Fund	437,026	4,938

Total Mutual Funds (Cost $34,002)		34,359

EXCHANGE-TRADED FUNDS 2.0%
Vanguard MSCI Emerging Markets ETF	20,508	819

Total Exchange-Traded Funds (Cost $826)		819

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	3,812	19

Total Exchange-Traded Notes (Cost $30)		19

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$132	132

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $135. Repurchase proceeds are $132.)
U.S. TREASURY BILLS 0.1%
0.136% due 01/10/2013 - 02/07/2013 (a)(e)	30	30

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (b) 12.1%
PIMCO Short-Term Floating NAV Portfolio	311,136	3,118
PIMCO Short-Term Floating NAV Portfolio III	179,977	1,800

		4,918

Total Short-Term Instruments (Cost $5,080)		5,080

PURCHASED OPTIONS (g) 0.2%		92
(Cost $212)

Total Investments 99.6% (Cost $40,150)		$40,369
Written Options (h) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) 0.4%		143

Net Assets 100.0%		$40,511

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Fund.

(c)	Institutional Class Shares of each Fund.

(d)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(e)	Securities with an aggregate market value of $30 and cash of $18 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	3	$(18)

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$340	$2	$2	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	3	2	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	2	1	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	17	5	12
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		300	17	18	(1)

							$43	$28	$15

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(g)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$520	$6	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	800	42	27
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	990	37	19

							$85	$47

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	630	$10	$3
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		460	23	13

						$33	$16

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	98	$5	$4
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	50	5	3

				$10	$7

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	7	$13	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	24	63	17
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	8	4

				$84	$22

(h)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	50	$2	$(1)

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	14		$14	FBF	$0	$(1)	$(1)
08/2012		$1,779	CHF	1,672	HUS	0	(15)	(15)
09/2012	EUR	1,340		$1,672	CBK	0	(25)	(25)
09/2012		8		10	RYL	0	0	0
09/2012		$199	GBP	129	BPS	2	0	2
09/2012		513	JPY	40,120	BPS	0	(10)	(10)

						$2	$(51)	$(49)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$34,359	$0	$0	$34,359
Exchange-Traded Funds	819	0	0	819
Exchange-Traded Notes	19	0	0	19
Short-Term Instruments
Repurchase Agreements	0	132	0	132
U.S. Treasury Bills	0	30	0	30
PIMCO Short-Term Floating NAV Portfolios	4,918	0	0	4,918
Purchased Options
Equity Contracts	29	0	0	29
Foreign Exchange Contracts	0	16	0	16
Interest Rate Contracts	0	47	0	47
	$40,144	$225	$0	$40,369

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	16	0	16
Foreign Exchange Contracts	0	2	0	2
	$0	$18	$0	$18

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(19)	0	0	(19)
Foreign Exchange Contracts	0	(51)	0	(51)

	$(19)	$(52)	$0	$(71)

Totals	$40,125	$191	$0	$40,316

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2035 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 82.7%
PIMCO CommoditiesPLUS® Strategy Fund	136,589	$1,355
PIMCO Emerging Markets Bond Fund	35,872	421
PIMCO EqSTM Dividend Fund	61,539	644
PIMCO EqSTM Emerging Markets Fund	121,059	965
PIMCO EqS Pathfinder Fund®	94,779	958
PIMCO Global Advantage® Strategy Bond Fund	36,776	419
PIMCO High Yield Fund	22,526	209
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	272,868	1,779
PIMCO Long-Term U.S. Government Fund	76,811	924
PIMCO Real Return Fund	116,278	1,428
PIMCO RealEstateRealReturn Strategy Fund	361,148	1,965
PIMCO Small Cap StocksPLUS® TR Fund	218,337	1,677
PIMCO StocksPLUS® Fund	528,547	4,456
PIMCO Total Return Fund	117,203	1,324

Total Mutual Funds (Cost $18,130)		18,524

EXCHANGE-TRADED FUNDS 3.8%
PIMCO 15+ Year U.S. TIPS Index Fund (a)	2,940	204
Vanguard MSCI Emerging Markets ETF	16,151	645

Total Exchange-Traded Funds (Cost $849)		849

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	2,210	11

Total Exchange-Traded Notes (Cost $17)		11

SHORT-TERM INSTRUMENTS 13.0%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 13.0%
PIMCO Short-Term Floating NAV Portfolio	190,486	1,909
PIMCO Short-Term Floating NAV Portfolio III	99,987	1,000

Total Short-Term Instruments (Cost $2,909)		2,909

PURCHASED OPTIONS (f) 0.1%		27
(Cost $74)

Total Investments 99.7% (Cost $21,979)		$22,320
Written Options (g) (0.0%) (Premiums $1)		(1)
Other Assets and Liabilities (Net) 0.3%		73

Net Assets 100.0%		$22,392

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $48 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	1	$(6)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$20	$1	$1	$0
iTraxx Europe 9 10-Year Index 22-100%	DUB	(0.250%	)	06/20/2018	EUR	200	6	2	4
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		100	6	6	0

							$13	$9	$4

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	$270	$14	$9

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$ 1.250	07/12/2012	EUR	350	$6	$1

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	57	$3	$2
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	29	3	2

				$6	$4

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	4	$7	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	14	37	10
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	2

				$48	$13

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	29	$1	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	8		$8	FBF	$0	$0	$0
08/2012		$950	CHF	893	HUS	0	(8)	(8)
09/2012	EUR	836		$1,043	CBK	0	(16)	(16)
09/2012		5		6	RYL	0	0	0
09/2012		$218	JPY	17,055	BPS	0	(5)	(5)

						$0	$(29)	$(29)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$18,524	$0	$0	$18,524
Exchange-Traded Funds	849	0	0	849
Exchange-Traded Notes	11	0	0	11
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolios	2,909	0	0	2,909
Purchased Options
Equity Contracts	17	0	0	17
Foreign Exchange Contracts	0	1	0	1
Interest Rate Contracts	0	9	0	9
	$22,310	$10	$0	$22,320

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$4	$0	$4

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(7)	0	0	(7)
Foreign Exchange Contracts	0	(29)	0	(29)

	$(7)	$(29)	$0	$(36)

Totals	$22,303	$(15)	$0	$22,288

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2040 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 82.2%
PIMCO CommoditiesPLUS® Strategy Fund	225,338	$2,235
PIMCO Emerging Markets Bond Fund	29,064	341
PIMCO EqSTM Dividend Fund	99,442	1,041
PIMCO EqSTM Emerging Markets Fund	172,204	1,373
PIMCO EqS Pathfinder Fund®	134,235	1,357
PIMCO High Yield Fund	36,245	336
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	517,604	3,375
PIMCO Long-Term U.S. Government Fund	139,076	1,673
PIMCO Real Return Fund	104,214	1,280
PIMCO RealEstateRealReturn Strategy Fund	651,244	3,543
PIMCO Small Cap StocksPLUS® TR Fund	465,781	3,577
PIMCO StocksPLUS® Fund	893,734	7,534
PIMCO Total Return Fund	124,451	1,406

Total Mutual Funds (Cost $28,891)		29,071

EXCHANGE-TRADED FUNDS 4.3%
PIMCO 15+ Year U.S. TIPS Index Fund (a)	4,880	338
Vanguard MSCI Emerging Markets ETF	29,505	1,179

Total Exchange-Traded Funds (Cost $1,534)		1,517

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	3,977	20

Total Exchange-Traded Notes (Cost $31)		20

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.5%
REPURCHASE AGREEMENTS 0.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$101	101

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $104. Repurchase proceeds are $101.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 12.2%
PIMCO Short-Term Floating NAV Portfolio	262,063	2,626
PIMCO Short-Term Floating NAV Portfolio III	169,978	1,700

		4,326

Total Short-Term Instruments (Cost $4,427)		4,427

PURCHASED OPTIONS (f) 0.2%		76
(Cost $190)

Total Investments 99.3% (Cost $35,073)		$35,111
Written Options (g) (0.0%) (Premiums $3)		(1)
Other Assets and Liabilities (Net) 0.7%		262

Net Assets 100.0%		$35,372

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $40 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	2	$(12)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$280	$1	$0	$1
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	0	(1)	1
CMBX.NA.AAA.3 Index	BOA	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		10	1	1	0
CMBX.NA.AAA.3 Index	MYC	(0.080%	)	12/13/2049		15	1	1	0
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		20	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		20	2	1	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	500	17	5	12
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		300	17	18	(1)

							$42	$27	$15

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$340	$4	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	540	29	18
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	700	26	13

							$59	$32

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	610	$10	$2
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		310	15	9

						$25	$11

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	101	$4	$4
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	53	6	3

				$10	$7

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	8	$15	$2
Put - CBOE S&P 500 Index	950.000	12/22/2012	28	74	20
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	4

				$96	$26

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	53	$3	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	15		$15	FBF	$0	$(1)	$(1)
08/2012		$1,779	CHF	1,672	HUS	0	(15)	(15)
09/2012	EUR	1,354		$1,689	CBK	0	(25)	(25)
09/2012		8		10	RYL	0	0	0
09/2012		$199	GBP	129	BPS	2	0	2
09/2012		639	JPY	49,997	BPS	0	(13)	(13)

						$2	$(54)	$(52)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$29,071	$0	$0	$29,071
Exchange-Traded Funds	1,517	0	0	1,517
Exchange-Traded Notes	20	0	0	20
Short-Term Instruments
Repurchase Agreements	0	101	0	101
PIMCO Short-Term Floating NAV Portfolios	4,326	0	0	4,326
Purchased Options
Equity Contracts	33	0	0	33
Foreign Exchange Contracts	0	11	0	11
Interest Rate Contracts	0	32	0	32
	$34,967	$144	$0	$35,111

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	16	0	16
Foreign Exchange Contracts	0	2	0	2
	$0	$18	$0	$18

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(13)	0	0	(13)
Foreign Exchange Contracts	0	(54)	0	(54)
	$(13)	$(55)	$0	$(68)

	$34,954	$107	$0	$35,061

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2045 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 85.1%
PIMCO CommoditiesPLUS® Strategy Fund	31,657	$314
PIMCO Emerging Markets Bond Fund	4,002	47
PIMCO EqSTM Dividend Fund	13,420	141
PIMCO EqSTM Emerging Markets Fund	28,240	225
PIMCO EqS Pathfinder Fund®	17,831	180
PIMCO High Yield Fund	5,022	47
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	77,947	508
PIMCO Long-Term U.S. Government Fund	19,632	236
PIMCO Real Return Fund	8,411	103
PIMCO RealEstateRealReturn Strategy Fund	100,502	547
PIMCO Small Cap StocksPLUS® TR Fund	64,445	495
PIMCO StocksPLUS® Fund	125,078	1,054
PIMCO Total Return Fund	12,746	144

Total Mutual Funds (Cost $4,032)		4,041

EXCHANGE-TRADED FUNDS 4.0%
PIMCO 15+ Year U.S. TIPS Index Fund (a)	570	40
Vanguard MSCI Emerging Markets ETF	3,780	151

Total Exchange-Traded Funds (Cost $203)		191

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	379	2

Total Exchange-Traded Notes (Cost $3)		2

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS 4.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$199	199

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $208. Repurchase proceeds are $199.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 6.3%
PIMCO Short-Term Floating NAV Portfolio	10,018	100
PIMCO Short-Term Floating NAV Portfolio III	19,997	200

		300

Total Short-Term Instruments (Cost $499)		499

PURCHASED OPTIONS (d) 0.0%		1
(Cost $5)

Total Investments 99.7% (Cost $4,742)		$4,734
Written Options (e) (0.0%) (Premiums $0)		0
Other Assets and Liabilities (Net) 0.3%		13

Net Assets 100.0%		$4,747

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	80	$1	$0

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	9	$0	$1
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	5	1	0

				$1	$1

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	2	$3	$0

(e)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	5	$0	$0

(f)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	2	$2	FBF	$0	$0	$0
09/2012	EUR	2	2	CBK	0	0	0
09/2012		1	1	RYL	0	0	0

					$0	$0	$0

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$4,041	$0	$0	$4,041
Exchange-Traded Funds	191	0	0	191
Exchange-Traded Notes	2	0	0	2
Short-Term Instruments
Repurchase Agreements	0	199	0	199
PIMCO Short-Term Floating NAV Portfolios	300	0	0	300
Purchased Options
Equity Contracts	1	0	0	1

	$4,535	$199	$0	$4,734

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® 2050 Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 81.2%
PIMCO CommoditiesPLUS® Strategy Fund	125,968	$1,250
PIMCO Emerging Markets Bond Fund	15,127	177
PIMCO EqSTM Dividend Fund	51,081	535
PIMCO EqSTM Emerging Markets Fund	90,919	725
PIMCO EqS Pathfinder Fund®	60,186	608
PIMCO High Yield Fund	18,939	176
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	275,633	1,797
PIMCO Long-Term U.S. Government Fund	69,881	841
PIMCO Real Return Fund	25,640	315
PIMCO RealEstateRealReturn Strategy Fund	396,047	2,154
PIMCO Small Cap StocksPLUS® TR Fund	224,729	1,726
PIMCO StocksPLUS® Fund	430,622	3,630
PIMCO Total Return Fund	34,212	387

Total Mutual Funds (Cost $14,478)		14,321

EXCHANGE-TRADED FUNDS 4.7%
PIMCO 15+ Year U.S. TIPS Index Fund (a)	2,550	176
Vanguard MSCI Emerging Markets ETF	16,468	658

Total Exchange-Traded Funds (Cost $854)		834

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	2,073	10

Total Exchange-Traded Notes (Cost $16)		10

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.6%
REPURCHASE AGREEMENTS 0.6%
State Street Bank and Trust Co.	$110	110

0.010% due 07/02/2012
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $114. Repurchase proceeds are $110.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 12.0%
PIMCO Short-Term Floating NAV Portfolio	131,273	1,315
PIMCO Short-Term Floating NAV Portfolio III	79,990	800

		2,115

Total Short-Term Instruments (Cost $2,225)		2,225

PURCHASED OPTIONS (f) 0.3%		61
(Cost $136)

Total Investments 98.9% (Cost $17,709)		$17,451
Written Options (g) (0.0%) (Premiums $1)		(1)
Other Assets and Liabilities (Net) 1.1%		193

Net Assets 100.0%		$17,643

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $58 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	1	$(6)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$230	$1	$1	$0
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		30	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		40	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		45	3	2	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	3	2	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	2	1	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	200	7	2	5
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		100	6	6	0

							$22	$13	$9

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$310	$4	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	510	27	17
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	880	33	17

							$64	$35

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	300	$5	$1
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		280	14	8

						$19	$9

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	53	$2	$2
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	28	3	2

				$5	$4

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	4	$7	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	14	37	10
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	1	4	2

				$48	$13

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	28	$1	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	56		$54	FBF	$0	$(3)	$(3)
08/2012		$910	CHF	855	HUS	0	(8)	(8)
09/2012	EUR	661		$825	CBK	0	(12)	(12)
09/2012		4		5	RYL	0	0	0
09/2012		$199	GBP	129	BPS	3	0	3
09/2012		369	JPY	28,901	BPS	0	(8)	(8)

						$3	$(31)	$(28)

(i) Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$14,321	$0	$0	$14,321
Exchange-Traded Funds	834	0	0	834
Exchange-Traded Notes	10	0	0	10
Short-Term Instruments
Repurchase Agreements	0	110	0	110
PIMCO Short-Term Floating NAV Portfolios	2,115	0	0	2,115
Purchased Options
Equity Contracts	17	0	0	17
Foreign Exchange Contracts	0	9	0	9
Interest Rate Contracts	0	35	0	35
	$17,297	$154	$0	$17,451

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	9	0	9
Foreign Exchange Contracts	0	3	0	3
	$0	$12	$0	$12

Financial Derivative Instruments (2) - Liabilities
Equity Contracts	(7)	0	0	(7)
Foreign Exchange Contracts	0	(31)	0	(31)

	$(7)	$(31)	$0	$(38)

Totals	$17,290	$135	$0	$17,425

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO RealRetirement® Income and Distribution Fund

June 30, 2012 (Unaudited)

	SHARES	MARKET VALUE (000s)
MUTUAL FUNDS (a)(b) 95.7%
PIMCO CommoditiesPLUS® Strategy Fund	74,292	$737
PIMCO Emerging Markets Bond Fund	54,613	641
PIMCO EqSTM Dividend Fund	90,227	945
PIMCO EqSTM Emerging Markets Fund	85,630	682
PIMCO EqS Pathfinder Fund®	49,349	499
PIMCO Global Advantage® Strategy Bond Fund	83,400	951
PIMCO High Yield Fund	68,371	634
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	132,493	864
PIMCO Low Duration Fund	320,797	3,362
PIMCO Real Return Fund	719,812	8,839
PIMCO RealEstateRealReturn Strategy Fund	146,913	799
PIMCO Small Cap StocksPLUS® TR Fund	98,633	757
PIMCO StocksPLUS® Fund	282,909	2,385
PIMCO Total Return Fund	788,562	8,911

Total Mutual Funds (Cost $30,630)		31,006

EXCHANGE-TRADED NOTES 0.1%
VelocityShares Daily 2x VIX Short Term ETN	3,143	16

Total Exchange-Traded Notes (Cost $24)		16

SHORT-TERM INSTRUMENTS 3.4%
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (a) 3.4%
PIMCO Short-Term Floating NAV Portfolio	91,216	914
PIMCO Short-Term Floating NAV Portfolio III	19,997	200

Total Short-Term Instruments (Cost $1,114)		1,114

PURCHASED OPTIONS (f) 0.3%		85
(Cost $166)

Total Investments 99.5% (Cost $31,934)		$32,221
Written Options (g) (0.0%) (Premiums $2)		(1)
Other Assets and Liabilities (Net) 0.5%		175

Net Assets 100.0%		$32,395

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Institutional Class Shares of each Fund.

(c)	Cash of $5 has been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(d)	Cash of $68 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Volatility S&P 500 Index July Futures	Long	07/2012	3	$(18)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)		Market Value (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-9 10-Year Index 15-30%	BOA	(1.000%	)	12/20/2017		$260	$1	$2	$(1)
CDX.IG-9 10-Year Index 15-30%	DUB	(1.000%	)	12/20/2017		40	0	0	0
CDX.IG-9 10-Year Index 15-30%	GST	(1.000%	)	12/20/2017		60	0	(1)	1
CMBX.NA.AAA.3 Index	FBF	(0.080%	)	12/13/2049		40	3	2	1
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051		25	2	1	1
CMBX.NA.AAA.4 Index	FBF	(0.350%	)	02/17/2051		25	2	1	1
iTraxx Europe 9 10-Year Index 22-100%	MYC	(0.250%	)	06/20/2018	EUR	400	14	4	10
iTraxx Europe Crossover 16 Index	BRC	(5.000%	)	12/20/2016		200	12	12	0

							$34	$21	$13

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(3)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(f)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	7.500%	04/16/2015	$450	$5	$1
Put - OTC 10-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	5.000%	08/24/2021	1,000	54	33
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	6.500%	11/16/2020	1,130	42	22

							$101	$56

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	DUB	$1.250	07/12/2012	EUR	600	$10	$2
Put - OTC EUR versus USD	DUB	1.000	05/22/2015		410	20	12

						$30	$14

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$12.000	12/22/2012	79	$3	$3
Put - CBOE Financial Select Sector SPDR Fund	13.000	01/19/2013	43	5	3

				$8	$6

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,000.000	09/22/2012	2	$4	$1
Put - CBOE S&P 500 Index	950.000	12/22/2012	6	16	4
Put - CBOE S&P 500 Index	1,000.000	03/16/2013	2	7	4

				$27	$9

(g)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Funds

Description	Strike Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOE Financial Select Sector SPDR Fund	$11.000	01/19/2013	43	$2	$(1)

(h)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	12		$12	FBF	$0	$(1)	$(1)
08/2012		$1,354	CHF	1,273	HUS	0	(12)	(12)
09/2012	EUR	860		$1,073	CBK	0	(16)	(16)
09/2012		8		10	RYL	0	0	0
09/2012		$200	GBP	129	BPS	3	0	3
09/2012		124	JPY	9,732	BPS	0	(2)	(2)

						$3	$(31)	$(28)

(i)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Mutual Funds	$31,006	$0	$0	$31,006
Exchange-Traded Notes	16	0	0	16
Short-Term Instruments
PIMCO Short-Term Floating NAV Portfolios	1,114	0	0	1,114
Purchased Options
Equity Contracts	15	0	0	15
Foreign Exchange Contracts	0	14	0	14
Interest Rate Contracts	0	56	0	56
	$32,151	$70	$0	$32,221

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	14	0	14
Foreign Exchange Contracts	0	3	0	3
	$0	$17	$0	$17

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1)	0	(1)
Equity Contracts	(19)	0	0	(19)
Foreign Exchange Contracts	0	(31)	0	(31)

	$(19)	$(32)	$0	$(51)

Totals	$32,132	$55	$0	$32,187

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 92.3%
ACCO Brands Corp.
4.250% due 05/01/2019		$2,985	$2,985
Acosta, Inc.
6.000% due 03/01/2018		3,450	3,463
AES Corp.
4.250% due 05/27/2018		5,947	5,956
Alliance Boots Holdings Ltd. LLC
3.323% due 07/09/2015	EUR	2,000	2,439
Allison Transmission, Inc.
2.750% due 08/07/2014		$6,760	6,692
Alpha D2 Limited
5.750% due 04/27/2017		6,992	7,000
AMC Entertainment, Inc.
4.250% due 02/22/2018		1,231	1,229
AMC Networks, Inc.
4.000% due 12/31/2018		3,977	3,948
Ameristar Casinos, Inc.
4.000% due 04/14/2018		4,922	4,928
Aptalis Pharma, Inc.
5.500% due 04/18/2017		4,489	4,365
ARAMARK Corp.
1.971% due 01/26/2014		103	102
2.336% due 01/26/2014		1,277	1,269
3.346% due 07/26/2016		93	92
3.495% due 07/26/2016		1,407	1,397
Arch Coal, Inc.
5.750% due 05/17/2018		6,000	5,905
Ascena Retail Group, Inc.
4.750% due 06/14/2018		1,000	1,002
Ashland, Inc.
3.750% due 08/23/2018		7,367	7,388
Asurion LLC
5.500% due 05/24/2018		5,370	5,360
Atlantic Broadband LLC
5.250% due 04/04/2019		5,000	5,017
August LuxUK Holding Company Sarl
6.250% due 04/27/2018		3,391	3,400
August U.S. Holding Company, Inc.
6.250% due 04/27/2018		2,609	2,615
Avaya, Inc.
3.217% due 10/26/2014		4,857	4,586
Avis Budget Car Rental LLC
4.250% due 03/15/2019		997	995
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		3,950	3,952
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		1,975	1,921
Bass Pro Group LLC
5.250% due 06/13/2017		2,992	3,000
Bausch & Lomb, Inc.
5.250% due 05/17/2019		7,025	6,994
BBHI Acquisition LLC
4.500% due 12/14/2017		2,881	2,859
Berry Plastics Corp.
2.245% due 04/03/2015		5,512	5,326
Biomet, Inc.
3.245% - 3.468% due 03/25/2015		10,287	10,164
BJ’s Wholesale Club, Inc.
5.250% due 09/29/2018		3,736	3,751
BNY ConvergEx Group LLC
5.250% due 12/16/2016		1,817	1,753
Boyd Gaming Corp.
6.000% due 12/17/2015		2,145	2,156
Brickman Group Holdings, Inc.
5.500% due 10/16/2016		3,050	3,058
Burger King Corp.
4.500% due 10/19/2016		2,992	2,983
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018		1,131	1,005
9.500% due 10/31/2016		494	501
Calpine Corp.
4.500% due 04/01/2018		5,934	5,905
Candy Intermediate Holdings
7.500% due 06/18/2018		2,000	1,993
Capsugel Holdings U.S., Inc.
5.250% due 08/01/2018		2,135	2,143
Cardinal Health, Inc.
4.245% due 09/15/2016		992	987

Catalent Pharma Solutions
5.250% due 09/15/2017	3,990	3,995
CB Richard Ellis Services, Inc.
3.741% due 09/04/2019	5,985	5,929
CCM Merger, Inc.
6.000% due 03/01/2017	5,573	5,539
Celanese U.S. Holdings LLC
3.218% due 10/31/2016	2,455	2,463
Cellular South, Inc.
4.500% - 5.750% due 07/27/2017	2,977	2,963
Charter Communications, Inc.
2.745% due 09/06/2014	1,000	994
3.500% due 09/06/2016	1,918	1,906
4.000% due 05/15/2019	4,987	4,964
Chrysler Group LLC
6.000% due 05/24/2017	2,975	3,001
Clear Channel Communications, Inc.
3.645% due 07/30/2014	984	896
Colfax Corp.
4.500% due 01/13/2019	5,977	5,980
Commscope, Inc.
4.250% due 01/14/2018	4,680	4,668
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014	6,688	6,603
Consolidated Container Co. LLC
6.250% due 06/15/2019	2,500	2,509
Covanta Energy Corp.
4.000% due 03/28/2019	1,496	1,498
Crown Castle Operating Co.
4.000% due 01/31/2019	5,450	5,371
CSC Holdings LLC
1.995% due 03/29/2016	7,956	7,897
Cumulus Media, Inc.
5.750% due 09/16/2018	1,989	1,989
DaVita, Inc.
4.500% due 10/20/2016	3,896	3,915
Dealer Computer Services, Inc.
3.750% due 04/21/2018	2,783	2,771
Dean Foods Co.
1.625% due 04/02/2014	1,994	1,961
Del Monte Foods Co.
4.500% due 02/16/2018	3,816	3,763
Delos Aircraft, Inc.
4.750% due 04/12/2016	6,700	6,742
Delphi Corp.
3.500% due 03/31/2017	5,229	5,229
DigitalGlobe, Inc.
5.750% due 10/12/2018	1,012	1,002
DineEquity, Inc.
4.250% due 10/19/2017	2,813	2,804
DJO Finance LLC
6.250% due 09/15/2017	5,985	5,944
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	2,418	2,419
Dollar General Corp.
2.995% - 3.535% due 07/07/2014	2,450	2,456
Dunkin’ Brands, Inc.
4.000% due 11/23/2017	2,395	2,365
Emergency Medical Services Corp.
5.250% due 05/25/2018	4,657	4,619
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	978	978
EP Energy LLC
6.500% due 05/25/2018	5,000	5,055
Federal Mogul Corp.
2.178% - 2.188% due 12/27/2014	2,229	2,126
2.178% - 2.188% due 12/27/2015	1,137	1,085
First Data Corp.
2.995% due 09/24/2014	3,900	3,750
Flextronics International Ltd.
2.489% - 2.495% due 10/01/2014	4,999	4,909
Fram Group Holdings, Inc.
6.500% due 07/29/2017	1,092	1,056
Freedom Group, Inc.
5.500% due 04/19/2019	7,950	7,980
Freescale Acquisition Corp.
4.489% due 12/01/2016	6,388	6,055
6.000% due 02/28/2019	499	494
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	4,457	4,456
General Nutrition Centers, Inc.
4.250% due 03/02/2018	2,000	1,996
Getty Images, Inc.
3.995% - 6.000% due 11/04/2015	4,444	4,450
Goodyear Tire & Rubber Co.
4.750% due 04/19/2019	5,000	4,894

Gray Television, Inc.
3.740% due 12/31/2014		7,707	7,641
Greeneden U.S. Holdings LLC
6.750% due 01/31/2019		2,500	2,515
Grifols, Inc.
4.500% due 06/04/2017		3,280	3,256
HCA, Inc.
3.495% due 05/01/2018		4,900	4,768
HD Supply, Inc.
7.250% due 10/12/2017		7,500	7,537
Health Management Associates, Inc.
4.500% due 11/18/2018		6,428	6,384
Hertz Corp.
3.750% due 03/11/2018		1,577	1,561
Huntsman International LLC
2.495% - 2.596% due 06/30/2016		2,474	2,433
IASIS Healthcare LLC
5.000% due 05/03/2018		3,925	3,866
IMG Worldwide, Inc.
5.500% due 06/16/2016		2,970	2,966
Immucor, Inc.
7.250% due 08/19/2018		1,935	1,951
Ineos U.S. Finance LLC
5.500% due 04/27/2015		1,995	2,015
6.500% due 04/27/2018		4,980	4,883
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		3,940	3,928
Interactive Data Corp.
4.500% due 02/11/2018		2,970	2,927
ISS Holdings A/S
4.500% due 04/30/2015	EUR	1,000	1,252
J. Crew Group, Inc.
4.750% due 03/07/2018		$3,990	3,936
JBS USA Holdings, Inc.
4.250% due 05/25/2018		2,970	2,888
JMC Steel Group
4.750% due 04/01/2017		3,153	3,157
Kabel Deutschland GMBH
4.250% due 02/01/2019		1,988	1,971
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	600	765
KAR Auction Services, Inc.
5.000% due 05/19/2017		$1,483	1,487
Kinetic Concepts, Inc.
7.000% due 05/04/2018		1,741	1,757
Kion Group GmbH
2.489% due 12/23/2014	EUR	516	594
2.989% due 12/23/2015		484	562
Kronos Worldwide Inc.
5.750% due 06/18/2018		$1,000	1,001
Kronos, Inc.
6.250% due 12/28/2017		1,493	1,497
Las Vegas Sands LLC
1.750% due 05/23/2014		3,321	3,300
Lawson Software, Inc.
5.750% due 10/05/2016		3,500	3,523
6.250% due 04/05/2018		1,000	1,006
LIN Television Corp.
5.000% due 12/21/2018		970	973
Live Nation Entertainment, Inc.
4.500% due 11/06/2016		1,939	1,939
LPL Holdings, Inc.
4.000% due 03/26/2019		2,993	2,972
Manitowoc Co., Inc.
3.250% due 05/13/2016		4,005	4,000
4.250% due 11/13/2017		789	788
MCC Georgia LLC
4.500% due 10/23/2017		987	984
Mediacom LLC
4.500% due 10/23/2017		2,962	2,944
MetroPCS Wireless, Inc.
4.000% due 03/17/2018		4,859	4,759
Michael Foods Group, Inc.
4.250% due 02/25/2018		3,266	3,259
Michaels Stores, Inc.
2.750% due 10/31/2013		950	948
5.000% due 07/31/2016		3,000	2,994
Moelnlycke Health Care AB
2.376% due 03/30/2015	EUR	1,346	1,699
2.626% due 03/30/2016		577	732
Momentive Performance Materials, Inc.
3.750% due 05/05/2015		$867	831
Multiplan, Inc.
4.750% due 08/18/2017		4,771	4,711
NBTY, Inc.
4.250% due 10/01/2017		3,582	3,574

Neiman Marcus Group, Inc.
4.750% due 05/16/2018		4,000	3,963
Neustar, Inc.
5.000% due 11/08/2018		1,191	1,192
Nielsen Finance LLC
2.241% due 08/09/2013		302	302
3.491% due 05/01/2016		4,452	4,432
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019		5,500	5,534
Novelis, Inc.
4.000% due 03/10/2017		3,901	3,835
NRG Energy, Inc.
4.000% due 07/01/2018		5,049	5,025
Nuveen Investments, Inc.
3.461% - 3.466% due 11/13/2014		1,500	1,492
5.961% - 5.967% due 05/13/2017		4,924	4,849
7.250% due 05/13/2017		500	500
NXP BV
5.250% due 04/03/2019		4,988	4,975
5.500% due 03/04/2017		2,930	2,934
Oberthur Technologies S.A.
6.252% due 08/03/2018		3,000	2,918
OSI Restaurant Partners LLC
2.491% due 06/14/2013		539	531
2.563% due 06/14/2014		5,437	5,354
Oxbow Carbon & Minerals LLC
3.745% - 3.961% due 05/08/2016		2,063	2,065
Penn National Gaming, Inc.
3.750% due 07/14/2018		1,864	1,866
Petco Animal Supplies, Inc.
4.500% due 11/24/2017		7,475	7,427
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		3,085	3,105
Pinafore LLC
4.250% due 09/29/2016		4,722	4,725
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019		1,995	1,992
Pinnacle Foods Finance LLC
3.739% - 3.968% due 10/03/2016		1,961	1,946
4.750% due 10/17/2018		2,993	2,979
Polyone Corp.
5.000% due 12/20/2017		1,992	1,999
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019		3,566	3,589
ProSiebenSat.1 Media AG
2.556% due 07/03/2015	EUR	1,083	1,302
Quintiles Transnational Corp.
5.000% due 06/08/2018		$7,930	7,851
Railamerica, Inc.
4.000% due 03/01/2019		3,500	3,500
Residential Cap LLC
5.000% due 11/18/2013		6,000	6,013
Rexnord LLC
5.000% due 04/01/2018		6,990	7,035
Reynolds Group Holdings Ltd.
6.500% due 02/09/2018		443	447
6.500% due 08/09/2018		3,338	3,364
RFC Borrower LLC
6.750% due 11/18/2013		1,000	1,008
Rockwood Holdings, Inc.
3.500% due 02/10/2018		2,940	2,945
Rovi Corp.
4.000% due 03/29/2019		4,988	4,962
RPI Finance Trust
4.000% due 05/10/2018		5,248	5,210
4.000% due 11/09/2018		3,992	3,967
SBA Senior Finance LLC
3.750% due 06/30/2018		2,960	2,943
Schaeffler AG
6.000% due 01/27/2017		2,750	2,754
Sealed Air Corp.
4.750% due 10/03/2018		2,948	2,971
Sensata Technologies BV
4.000% due 05/12/2018		2,970	2,954
Sensus USA, Inc.
4.750% due 05/09/2017		2,871	2,862
ServiceMaster Co.
2.740% - 2.970% due 07/24/2014		6,784	6,710
Sheridan Holdings, Inc.
6.000% due 06/29/2018		1,000	990
Smart Balance, Inc.
3.250% due 07/02/2018		3,950	3,940
Solutia, Inc.
3.500% due 08/01/2017		1,928	1,928
Sophia LP
6.250% due 07/19/2018		1,496	1,508

Spirit Aerosystems, Inc.
3.750% due 04/18/2019		6,000	6,013
Springleaf Finance Corp.
5.500% due 05/10/2017		7,500	7,082
SRA International, Inc.
6.500% due 07/20/2018		1,260	1,221
SunCoke Energy, Inc.
4.000% due 07/26/2018		1,189	1,189
SunGard Data Systems, Inc.
1.991% - 1.995% due 02/28/2014		4,357	4,346
3.866% - 4.091% due 02/28/2016		4,428	4,396
SW Acquisitions Co., Inc.
4.000% due 08/17/2017		1,880	1,871
Symphonyiri Group, Inc.
5.000% due 12/01/2017		3,126	3,113
Syniverse Technologies, Inc.
5.000% due 04/23/2019		8,000	7,960
Taminco Global Chemical Corp.
3.750% due 02/15/2019		5,000	5,013
Telesat LLC
4.250% due 03/28/2019		5,000	4,956
Terex Corp.
5.500% due 04/28/2017		1,340	1,348
6.000% due 04/28/2017	EUR	1,737	2,184
Toys “R” Us - Delaware, Inc.
5.250% due 05/25/2018		$3,000	2,728
Transdigm, Inc.
4.000% due 02/14/2017		6,806	6,809
TransUnion LLC
5.500% due 02/10/2018		2,419	2,425
Tronox Pigments B.V.
1.000% - 4.250% due 02/08/2018		739	728
4.250% due 02/08/2018		2,711	2,673
Tube City IMS Corp.
5.750% due 03/20/2019		5,500	5,526
United Biscuits Ltd.
3.128% due 12/15/2014	GBP	2,000	3,045
United Surgical Partners
6.000% due 04/03/2019		$1,995	1,968
United Surgical Partners International Inc.
5.250% due 04/19/2017		1,496	1,481
Univar, Inc.
5.000% due 06/30/2017		1,876	1,842
Universal Health Services, Inc.
3.750% due 11/15/2016		3,391	3,350
Univision Communications, Inc.
2.239% due 09/29/2014		4,277	4,169
4.495% due 03/31/2017		6,000	5,668
UPC Broadband Holding BV
4.389% due 12/31/2017	EUR	1,000	1,247
US Foods, Inc.
2.750% due 07/03/2014		$3,990	3,868
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019		7,488	7,377
Verifone Systems, Inc.
4.250% due 12/28/2018		1,490	1,487
Vertafore, Inc.
5.250% due 07/29/2016		990	987
Visant Corp.
5.250% due 12/22/2016		4,500	4,365
Vodafone Americas Finance
6.250% due 07/24/2016		3,016	3,062
Walter Energy, Inc.
4.000% due 04/01/2018		2,660	2,610
Warner Chilcott Co. LLC
4.250% due 03/15/2018		5,107	5,091
Weather Channel, Inc.
4.250% due 02/11/2017		4,000	4,003
Weight Watchers International, Inc.
2.500% due 03/15/2017		1,000	967
3.750% due 03/15/2019		4,500	4,408
Wendy’s International, Inc.
0.500% due 05/15/2019		2,219	2,208
4.750% due 05/15/2019		2,781	2,766
WireCo WorldGroup, Inc.
3.250% due 04/13/2017		1,000	990
Wolverine Healthcare
6.750% due 06/06/2019		7,950	7,930
Wolverine World Wide, Inc.
4.750% due 05/01/2019		1,000	1,003

Yankee Candle, Co.
5.250% due 04/02/2019	3,990	3,979

Total Bank Loan Obligations (Cost $742,201)		740,602

CORPORATE BONDS & NOTES 4.7%
BANKING & FINANCE 0.3%
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	1,000	1,009
Ineos Finance PLC
7.500% due 05/01/2020	500	506
International Lease Finance Corp.
5.750% due 05/15/2016	625	635

		2,150

INDUSTRIALS 4.4%
Actuant Corp.
5.625% due 06/15/2022	2,000	2,065
Ameristar Casinos, Inc.
7.500% due 04/15/2021	250	269
Anixter, Inc.
5.625% due 05/01/2019	125	130
B&G Foods, Inc.
7.625% due 01/15/2018	1,000	1,080
Carlson Wagonlit BV
6.875% due 06/15/2019	400	412
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017	2,000	2,190
Constellation Brands, Inc.
6.000% due 05/01/2022	500	539
ConvaTec Healthcare E S.A.
10.500% due 12/15/2018	1,500	1,515
CSC Holdings LLC
6.750% due 11/15/2021	350	375
DISH DBS Corp.
5.875% due 07/15/2022	2,000	2,030
Fidelity National Information Services, Inc.
5.000% due 03/15/2022	2,000	2,045
FMG Resources Pty. Ltd.
6.875% due 04/01/2022	2,000	2,020
HCA, Inc.
6.500% due 02/15/2020	750	815
HD Supply, Inc.
11.000% due 04/15/2020	500	539
Intergen NV
9.000% due 06/30/2017	1,500	1,477
Lamar Media Corp.
5.875% due 02/01/2022	200	206
Laredo Petroleum, Inc.
7.375% due 05/01/2022	500	521
Lawson Software, Inc.
9.375% due 04/01/2019	125	134
Libbey Glass, Inc.
6.875% due 05/15/2020	1,000	1,033
LyondellBasell Industries NV
5.000% due 04/15/2019	2,000	2,107
Mead Products LLC
6.750% due 04/30/2020	375	398
Peabody Energy Corp.
6.000% due 11/15/2018	475	475
Reynolds Group Issuer, Inc.
7.875% due 08/15/2019	725	788
Sally Holdings LLC
5.750% due 06/01/2022	750	788
6.875% due 11/15/2019	250	273
SandRidge Energy, Inc.
8.125% due 10/15/2022	3,000	3,034
Schaeffler Finance BV
7.750% due 02/15/2017	2,000	2,095
8.500% due 02/15/2019	225	241
Sealed Air Corp.
8.125% due 09/15/2019	525	588
Townsquare Radio LLC
9.000% due 04/01/2019	500	525
Truven Health Analytics, Inc.
10.625% due 06/01/2020	1,000	1,045
Viasystems, Inc.
7.875% due 05/01/2019	2,000	2,005

Videotron Ltee
5.000% due 07/15/2022	2,000	2,040

		35,797

Total Corporate Bonds & Notes (Cost $36,968)		37,947

SHORT-TERM INSTRUMENTS 7.7%
REPURCHASE AGREEMENTS 0.8%
State Street Bank and Trust Co.
0.010% due 07/02/2012	6,527	6,527

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $6,658. Repurchase proceeds are $6,527.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 6.9%
PIMCO Short-Term Floating NAV Portfolio	5,519,084	55,301

Total Short-Term Instruments (Cost $61,834)		61,828

Total Investments 104.7% (Cost $841,003)		$840,377
Other Assets and Liabilities (Net) (4.7%)		(37,768)

Net Assets 100.0%		$802,609

Notes to Schedule of Investments (amounts in thousands*):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Fund.

(b)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,733		$2,265	BOA	$72	$0	$72
07/2012		700		894	BPS	8	0	8
07/2012		1,030		1,287	FBF	0	(17)	(17)
07/2012		1,343		1,710	HUS	10	0	10
07/2012		1,910		2,405	JPM	0	(12)	(12)
07/2012		5,737		7,161	RYL	0	(100)	(100)
07/2012		602		796	UAG	34	0	34
07/2012		$7,367	EUR	5,942	DUB	157	(3)	154
09/2012	GBP	1,925		$3,009	FBF	0	(5)	(5)
09/2012		2		3	HUS	0	0	0

						$281	$(137)	$144

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$990	$739,612	$0	$740,602
Corporate Bonds & Notes
Banking & Finance	0	2,150	0	2,150
Industrials	0	35,797	0	35,797
Short-Term Instruments
Repurchase Agreements	0	6,527	0	6,527
PIMCO Short-Term Floating NAV Portfolio	55,301	0	0	55,301
	$56,291	$784,086	$0	$840,377

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$281	$0	$281

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(137)	$0	$(137)

Totals	$56,291	$784,230	$0	$840,521

(ii) As of June 30, 2012, assets and liabilities valued at $4,048 were transferred from Level 1 to Level 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Short Asset Investment Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 51.9%
BANKING & FINANCE 23.4%
American Express Credit Corp.
5.875% due 05/02/2013	$85	$89
Bank of America Corp.
4.900% due 05/01/2013	90	92
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	150	151
FIH Erhvervsbank A/S
2.450% due 08/17/2012	90	90
General Electric Capital Corp.
1.875% due 09/16/2013	90	91
Goldman Sachs Group, Inc.
4.750% due 07/15/2013	85	88
HSBC Finance Corp.
6.375% due 11/27/2012	90	92
John Deere Capital Corp.
5.100% due 01/15/2013	90	92
MetLife, Inc.
1.716% due 08/06/2013	100	101
Stadshypotek AB
1.011% due 09/30/2013	90	90

		976

INDUSTRIALS 26.4%
Amgen, Inc.
2.500% due 11/15/2016	30	31
Covidien International Finance S.A.
1.875% due 06/15/2013	85	86
CSX Corp.
5.750% due 03/15/2013	85	88
Genentech, Inc.
4.750% due 07/15/2015	90	99
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	80	83
HJ Heinz Co.
5.350% due 07/15/2013	85	89
Kellogg Co.
5.125% due 12/03/2012	85	87
Kraft Foods, Inc.
6.000% due 02/11/2013	85	88
Reynolds American, Inc.
7.250% due 06/01/2013	85	90
SABMiller PLC
5.500% due 08/15/2013	85	89
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	90	91
Time Warner Cable, Inc.
6.200% due 07/01/2013	85	89
Tyco Electronics Group S.A.
6.000% due 10/01/2012	90	91

		1,101

UTILITIES 2.1%
Great Plains Energy, Inc.
2.750% due 08/15/2013	85	86

Total Corporate Bonds & Notes (Cost $2,163)		2,163

U.S. GOVERNMENT AGENCIES 9.6%
Federal Home Loan Bank
0.310% due 12/06/2013	400	400

Total U.S. Government Agencies (Cost $400)		400

SOVEREIGN ISSUES 8.1%
Financement-Quebec
5.000% due 10/25/2012	90	91
Kommuninvest Sverige AB
2.125% due 09/17/2012	95	95
Province of Ontario
0.611% due 04/01/2015	90	90
1.875% due 11/19/2012	60	61

Total Sovereign Issues (Cost $337)		337

SHORT-TERM INSTRUMENTS 19.2%
COMMERCIAL PAPER 2.4%
Ford Motor Credit Co.
1.240% due 07/11/2012	100	100

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 16.8%
PIMCO Short-Term Floating NAV Portfolio	69,861	700

Total Short-Term Instruments (Cost $800)		800

Total Investments 88.8% (Cost $3,700)		$3,700
Other Assets and Liabilities (Net) 11.2%		467

Net Assets 100.0%		$4,167

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Fund.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$976	$0	$976
Industrials	0	1,101	0	1,101
Utilities	0	86	0	86
U.S. Government Agencies	0	400	0	400
Sovereign Issues	0	337	0	337
Short-Term Instruments
Commercial Paper	0	100	0	100
PIMCO Short-Term Floating NAV Portfolio	700	0	0	700

	$700	$3,000	$0	$3,700

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short Duration Municipal Income Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 90.6%
ALABAMA 0.2%
Jefferson County, Alabama Revenue Notes, Series 2004
5.250% due 01/01/2013	$700	$700

ARIZONA 4.3%
Arizona Sports & Tourism Authority Revenue Notes, Series 2012
4.000% due 07/01/2016	1,105	1,222
Greater Arizona Development Authority Revenue Notes, (NPFGC Insured), Series 2005
5.000% due 08/01/2012	2,305	2,312
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Notes, Series 2011
4.000% due 12/01/2014	12,400	13,458

		16,992

ARKANSAS 0.4%
University of Arkansas Revenue Notes, Series 2009
3.000% due 11/01/2012	200	202
University of Arkansas Revenue Notes, Series 2010
3.000% due 12/01/2012	1,295	1,309

		1,511

CALIFORNIA 11.2%
California Educational Facilities Authority Revenue Notes, Series 2010
0.980% due 10/01/2015	910	914
California Health Facilities Financing Authority Revenue Bonds, Series 2004
4.950% due 07/01/2026	750	810
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.125% due 07/01/2022	1,405	1,542
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.130% due 11/01/2026	3,300	3,300
California State Department of Water Resources Revenue Notes, Series 2011
5.000% due 05/01/2015	3,000	3,379
California State General Obligation Notes, Series 2007
5.000% due 11/01/2013	1,010	1,070
California State General Obligation Notes, Series 2010
4.000% due 11/01/2013	500	523
California Statewide Communities Development Authority Revenue Notes, Series 2009
5.000% due 06/15/2013	1,150	1,201
Folsom Redevelopment Agency, California Tax Allocation Notes, Series 2009
3.000% due 08/01/2012	790	791
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
5.500% due 06/01/2033	410	430
6.250% due 06/01/2033	2,015	2,123
Irvine, California Special Assessment Bonds, Series 1994
0.160% due 09/02/2020	192	192
Los Angeles Unified School District, California General Obligation Notes, Series 2011
4.000% due 07/01/2014	6,000	6,421
Metropolitan Water District of Southern California Revenue Bonds, Series 2004
0.120% due 07/01/2023	3,465	3,465
Morgan Hill Unified School District, California General Obligation Notes, (AMBAC Insured), Series 2006
0.000% due 08/01/2014	3,595	3,476
San Francisco, California City & County Public Utilities Commission Water Revenue Notes, Series 2009
5.000% due 11/01/2012	3,000	3,046
San Francisco, California City & County Redevelopment Agency Tax Allocation Notes, (NPFGC Insured), Series 2007
5.000% due 08/01/2013	480	494
San Jose Evergreen Community College District, California General Obligation Notes, Series 2012
3.000% due 08/01/2013	1,500	1,545
San Mateo Joint Powers Financing Authority, California Revenue Notes, Series 2009
5.000% due 07/15/2013	1,000	1,049
Santaluz Community Facilities District No. 2, California Special Tax Notes, Series 2011
3.000% due 09/01/2014	1,000	1,029
3.000% due 09/01/2015	1,115	1,150
South Placer Wastewater Authority, California Revenue Notes, Series 2011
1.010% due 11/01/2014	3,400	3,405
University of California Revenue Notes, Series 2010
5.000% due 05/15/2016	1,000	1,157
Visalia Unified School District, California General Obligation Notes, Series 2010
4.000% due 08/01/2013	1,765	1,824

		44,336

COLORADO 1.4%
Colorado Educational & Cultural Facilities Authority Revenue Notes, Series 2010
2.000% due 09/01/2012	1,385	1,387
5.000% due 09/01/2013	2,145	2,248

Colorado Health Facilities Authority Revenue Bonds, Series 2009
5.000% due 07/01/2039	300	305
Denver Health & Hospital Authority, Colorado Revenue Notes, Series 2010
4.000% due 12/01/2012	425	431
El Paso County, Colorado Revenue Notes, Series 2010
5.000% due 02/01/2013	1,200	1,231

		5,602

CONNECTICUT 1.5%
Connecticut State Development Authority Revenue Bonds, Series 2011
1.250% due 09/01/2028	4,000	4,021
Connecticut State General Obligation Notes, (NPFGC Insured), Series 2004
5.000% due 12/01/2013	625	666
Connecticut State Health & Educational Facility Authority Revenue Notes, Series 2012
3.000% due 07/01/2017	500	536
University of Connecticut Revenue Notes, (NPFGC Insured), Series 2004
5.000% due 01/15/2013	550	564

		5,787

DISTRICT OF COLUMBIA 0.1%
District of Columbia Certificates of Participation Notes, (NPFGC/FGIC Insured), Series 2006
5.000% due 01/01/2013	150	153
District of Columbia Revenue Notes, Series 2011
3.000% due 04/01/2014	250	260

		413

FLORIDA 5.3%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
1.930% due 06/01/2013	3,000	3,025
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	5,000	5,569
Escambia County, Florida Health Facilities Authority Revenue Notes, Series 2010
3.500% due 08/15/2012	1,000	1,003
Florida Municipal Power Agency Revenue Notes, Series 2011
2.125% due 04/01/2014	175	178
2.250% due 04/01/2013	250	252
3.000% due 10/01/2013	175	179
3.000% due 10/01/2014	125	129
Florida State Department of Transportation Revenue Notes, Series 2007
5.000% due 07/01/2013	1,000	1,042
Florida State JEA Electric System Revenue Notes, Series 2009
5.000% due 10/01/2013	1,500	1,586
Lakeland, Florida Energy System Revenue Notes, Series 2009
0.930% due 10/01/2012	4,300	4,302
Miami-Dade County, Florida General Obligation Notes, Series 2010
5.000% due 07/01/2014	1,000	1,089
Orlando Utilities Commission, Florida Revenue Notes, Series 2010
5.000% due 10/01/2013	1,000	1,057
Palm Beach County, Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,600	1,852

		21,263

GEORGIA 3.4%
Atlanta, Georgia General Obligation Notes, (AGC Insured), Series 2009
5.000% due 12/01/2012	1,450	1,476
Burke County, Georgia Development Authority Revenue Bonds, Series 1994
2.300% due 10/01/2032	1,500	1,536
Burke County, Georgia Development Authority Revenue Bonds, Series 2008
1.400% due 11/01/2048	4,000	4,027
Burke County, Georgia Development Authority Revenue Bonds, Series 2012
1.750% due 12/01/2049	3,000	3,000
DeKalb County Hospital Authority, Georgia Revenue Notes, Series 2010
3.500% due 09/01/2013	35	36
4.000% due 09/01/2014	40	42
Monroe County, Georgia Development Authority Revenue Bonds, Series 2010
2.125% due 06/01/2049	3,000	3,033
Municipal Electric Authority of Georgia Revenue Notes, Series 2011
3.000% due 01/01/2014	225	233

		13,383

HAWAII 0.1%
Hawaii Pacific Health Revenue Notes, Series 2010
5.000% due 07/01/2014	475	511

ILLINOIS 5.2%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2015	2,500	2,365
Chicago Board of Education, Illinois General Obligation Notes, (AGM Insured), Series 2006
5.000% due 12/01/2014	300	328

Chicago, Illinois General Obligation Bonds, Series 2003
0.170% due 01/01/2034	2,770	2,770
Chicago, Illinois General Obligation Notes, (AGM Insured), Series 2005
5.000% due 01/01/2015	200	219
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2010
4.000% due 01/01/2013	400	407
Chicago, Illinois O’Hare International Airport Revenue Notes, Series 2011
3.000% due 01/01/2015	1,000	1,052
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2017	1,000	1,190
5.000% due 11/01/2018	1,160	1,394
Illinois Finance Authority Revenue Bonds, Series 2010
2.125% due 03/01/2030	500	504
Illinois Finance Authority Revenue Notes, Series 2004
5.250% due 11/15/2012	1,000	1,014
Illinois Finance Authority Revenue Notes, Series 2010
4.000% due 08/15/2012	1,410	1,415
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	1,000	1,155
Illinois State Toll Highway Authority Revenue Notes, (AGM Insured), Series 2005
5.000% due 01/01/2014	500	530
Kane County, Illinois Community Unit School District No. 34 Geneva General Obligation Notes, (NPFGC/FGIC Insured), Series 2004
0.000% due 01/01/2014	1,000	977
Kendall Kane & Will Counties Community Unit School District No. 308, Illinois General Obligation Notes, (AGM Insured), Series 2003
0.000% due 10/01/2012	2,000	1,996
Melrose Park Village, Illinois General Obligation Bonds, (NPFGC Insured), Series 2004
6.750% due 12/15/2016	100	116
Railsplitter Tobacco Settlement Authority, Illinois Revenue Notes, Series 2010
4.000% due 06/01/2013	2,250	2,317
Rockford Park District, Illinois General Obligation Notes, Series 2010
2.000% due 12/15/2012	185	186
2.000% due 12/30/2012	150	151
University of Illinois Revenue Notes, Series 2010
4.000% due 04/01/2013	525	539

		20,625

INDIANA 0.9%
Boone County, Indiana Hospital Association Revenue Notes, Series 2010
3.000% due 07/15/2012	370	370
4.000% due 01/15/2013	450	458
Indiana Finance Authority Revenue Notes, Series 2010
2.000% due 10/01/2012	455	456
3.000% due 07/01/2012	125	125
3.000% due 10/01/2013	640	656
Indiana University Revenue Notes, Series 2010
4.000% due 08/01/2013	430	447
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2010
2.000% due 01/15/2013	1,000	1,009
Zionsville Community Schools Building Corp., Indiana Revenue Notes, Series 2009
3.000% due 07/10/2012	150	150

		3,671

IOWA 0.4%
Iowa State University of Science & Technology Revenue Notes, Series 2009
3.000% due 01/01/2013	1,775	1,778

KANSAS 0.2%
Kansas Development Finance Authority Revenue Notes, Series 2010
2.000% due 11/01/2012	200	201
Kansas Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 09/01/2013	500	527

		728

KENTUCKY 0.7%
Kentucky Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 07/01/2013	500	526
Kentucky Turnpike Authority Revenue Notes, Series 2010
2.500% due 07/01/2013	1,075	1,099
Pikeville, Kentucky Revenue Notes, Series 2011
4.000% due 03/01/2014	1,220	1,266

		2,891

LOUISIANA 0.9%
Jefferson Parish Finance Authority, Louisiana Revenue Bonds, (GNMA/FNMA/FHLMC Insured), Series 2007
5.700% due 06/01/2039	2,685	2,929

Louisiana Public Facilities Authority Revenue Notes, Series 2010
3.000% due 11/01/2013	840	854

		3,783

MAINE 0.6%
Maine Health & Higher Educational Facilities Authority Revenue Notes, Series 2010
3.000% due 07/01/2012	955	955
3.000% due 07/01/2013	1,395	1,427

		2,382

MARYLAND 0.8%
University System of Maryland Revenue Bonds, Series 2003
1.500% due 07/01/2023	3,000	3,029

MASSACHUSETTS 4.1%
Commonwealth of Massachusetts General Obligation Bonds, (AGM Insured), Series 2006
3.183% due 11/01/2019	1,500	1,548
Commonwealth of Massachusetts General Obligation Notes, Series 2004
5.000% due 08/01/2012	1,680	1,686
Commonwealth of Massachusetts General Obligation Notes, Series 2010
4.000% due 06/01/2013	2,000	2,068
Commonwealth of Massachusetts Revenue Bonds, (FGIC Insured), Series 2004
5.250% due 01/01/2025	250	268
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
4.857% due 01/01/2016	2,700	2,833
Massachusetts Development Finance Agency Revenue Notes, Series 2012
2.000% due 10/01/2014	1,425	1,452
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2000
2.200% due 11/01/2030	2,100	2,131
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2005
0.250% due 07/01/2040	3,000	3,000
Massachusetts Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 07/01/2012	1,000	1,000
5.000% due 07/01/2012	500	500

		16,486

MICHIGAN 3.5%
Hamilton Community School District, Michigan General Obligation Notes, (AGM/Q-SBLF Insured), Series 2005
5.000% due 05/01/2013	650	675
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	5,000	5,934
Michigan State General Obligation Bonds, Series 1992
6.250% due 11/01/2012	680	693
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	5,000	5,011
Michigan State Trunk Line Revenue Notes, Series 2012
5.000% due 11/15/2017 (a)	500	598
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007
5.125% due 06/01/2022	580	490
Royal Oak Hospital Finance Authority, Michigan Revenue Notes, Series 2009
4.000% due 08/01/2013	500	513

		13,914

MINNESOTA 1.8%
Dilworth Glyndon Felton Independent School District No. 2164, Minnesota General Obligation Notes, Series 2007
4.000% due 02/01/2013	215	220
Minnesota Higher Education Facilities Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	200	201
3.000% due 10/01/2013	750	767
4.000% due 03/01/2013	205	209
4.000% due 03/01/2014	210	220
Minnesota Housing Finance Agency Revenue Notes, Series 2009
2.000% due 08/01/2012	425	425
Nobles County, Minnesota General Obligation Notes, Series 2009
3.000% due 08/01/2012	2,500	2,505
Rochester, Minnesota Revenue Bonds, Series 2011
4.000% due 11/15/2030	2,150	2,467

		7,014

MISSISSIPPI 0.1%
De Soto County, Mississippi General Obligation Notes, Series 2009
3.000% due 11/01/2012	250	252

MISSOURI 0.4%
Missouri State Health & Educational Facilities Authority Revenue Notes, Series 2010
4.000% due 11/15/2012	1,750	1,770

MONTANA 0.0%
Yellowstone County, Montana Revenue Notes, Series 2009
3.000% due 09/01/2012	70	70

NEVADA 0.1%
Clark County, Nevada School District General Obligation Notes, (NPFGC/FGIC Insured), Series 2005
5.000% due 06/15/2013	250	261

NEW HAMPSHIRE 0.3%
Merrimack County, New Hampshire General Obligation Notes, Series 2012
4.000% due 12/01/2016	1,020	1,129

NEW JERSEY 1.1%
New Jersey Economic Development Authority Revenue Notes, (AGM Insured), Series 2008
5.000% due 03/01/2014	500	536
New Jersey Economic Development Authority Revenue Notes, Series 2010
4.000% due 06/01/2013	1,290	1,331
New Jersey Economic Development Authority Revenue Notes, Series 2012
5.000% due 06/15/2014	750	804
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2001
5.750% due 12/15/2014	1,465	1,640

		4,311

NEW YORK 14.4%
Build NYC Resource Corp., New York Revenue Notes, Series 2012
4.000% due 08/01/2014	940	999
4.000% due 08/01/2015	700	758
5.000% due 08/01/2016	800	913
5.000% due 08/01/2017	650	752
Long Island Power Authority, New York Revenue Notes, (NPFGC Insured), Series 2006
3.727% due 09/01/2015	5,000	5,135
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2002
5.250% due 11/15/2012	90	92
Metropolitan Transportation Authority, New York Revenue Notes, Series 2006
5.000% due 11/15/2013	1,205	1,277
New York City, New York General Obligation Bonds, Series 1993
0.160% due 08/01/2020	2,200	2,200
0.160% due 08/01/2021	1,375	1,375
New York City, New York General Obligation Notes, Series 2010
2.500% due 08/01/2013	3,000	3,072
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.143% due 03/01/2022	8,000	7,240
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2010
0.140% due 06/15/2043	2,725	2,725
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.170% due 11/01/2022	3,455	3,455
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Notes, Series 2005
5.000% due 11/01/2013	2,000	2,124
New York City, New York Trust for Cultural Resources Revenue Bonds, Series 2012
1.350% due 01/01/2036 (a)	4,400	4,413
New York Liberty Development Corp. Revenue Bonds, Series 2011
0.270% due 12/01/2049	5,200	5,200
New York State Dormitory Authority Revenue Notes, Series 2008
5.000% due 03/15/2013	1,400	1,447
New York State Dormitory Authority Revenue Notes, Series 2010
3.500% due 10/01/2013	150	155
3.750% due 10/01/2014	295	314
5.000% due 07/01/2013	1,100	1,150
New York State Dormitory Authority Revenue Notes, Series 2012
3.000% due 05/15/2014	1,000	1,045
New York State Energy Research & Development Authority Revenue Notes, Series 2011
2.125% due 03/15/2015	4,500	4,602
New York State General Obligation Notes, Series 2003
4.000% due 06/15/2013	500	518
New York State Thruway Authority Revenue Notes, Series 2012
4.000% due 04/01/2015	2,000	2,180
New York State Urban Development Corp. Revenue Notes, Series 2009
5.000% due 12/15/2013	1,000	1,067
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	1,000	1,014
Westchester County Healthcare Corp., New York Revenue Notes, Series 2010
5.000% due 11/01/2012	2,000	2,027

		57,249

NORTH CAROLINA 1.4%
Charlotte, North Carolina Certificates of Participation Notes, Series 2009
4.000% due 06/01/2014	300	320
Durham County, North Carolina Industrial Facilities & Pollution Control Financing Authority Revenue Notes, Series 2010
3.000% due 02/01/2013	1,085	1,099

North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2009
3.000% due 01/01/2013	1,040	1,053
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2012
5.000% due 01/01/2016	1,340	1,522
North Carolina Medical Care Commission Revenue Notes, Series 2010
3.000% due 10/01/2012	600	603
Raleigh Durham Airport Authority, North Carolina Revenue Notes, Series 2010
3.000% due 05/01/2013	1,000	1,022

		5,619

OHIO 3.2%
Allen County, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2012	1,000	1,007
5.000% due 09/01/2013	1,000	1,053
American Municipal Power Inc., Ohio Revenue Notes, Series 2012
5.000% due 02/15/2017	1,000	1,156
American Municipal Power, Inc. Ohio Revenue Notes, Series 2007
5.000% due 02/01/2013	1,800	1,838
Bowling Green State University, Ohio Revenue Notes, Series 2010
3.000% due 06/01/2014	500	513
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2030	940	737
Cleveland, Ohio General Obligation Notes, Series 2012
4.000% due 12/01/2015	1,000	1,095
Hamilton County, Ohio General Obligation Notes, Series 2005
5.000% due 12/01/2013	630	668
Kent State University, Ohio Revenue Notes, Series 2012
4.000% due 05/01/2016	1,000	1,103
Ohio Higher Educational Facility Commission Revenue Notes, Series 2009
5.000% due 10/01/2014	1,060	1,159
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2014	2,035	2,225

		12,554

OREGON 0.2%
Oregon State Facilities Authority Revenue Notes, Series 2005
5.000% due 10/01/2012	435	440
Oregon State Facilities Authority Revenue Notes, Series 2010
5.000% due 03/15/2013	500	516

		956

PENNSYLVANIA 4.9%
Adams County, Pennsylvania Industrial Development Authority Revenue Notes, Series 2010
5.000% due 08/15/2012	750	753
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2010
1.230% due 05/15/2038	2,000	2,000
Allegheny County, Pennsylvania Hospital Development Authority Revenue Notes, Series 2010
5.000% due 05/15/2014	1,000	1,078
Beaver County, Pennsylvania Hospital Authority Revenue Notes, Series 2012
5.000% due 05/15/2017	1,460	1,693
Centre County, Pennsylvania Hospital Authority Revenue Notes, Series 2011
3.000% due 11/15/2013	135	138
Chester County, Pennsylvania Health & Education Facilities Authority Revenue Notes, Series 2010
3.000% due 05/15/2013	1,450	1,482
Commonwealth of Pennsylvania General Obligation Notes, Series 2007
5.000% due 08/01/2013	5,000	5,256
Delaware County, Pennsylvania Authority Revenue Bonds, (NPFGC Insured), Series 1998
5.500% due 12/01/2013	395	421
Delaware County, Pennsylvania Authority Revenue Notes, Series 2010
3.000% due 10/01/2012	350	352
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
3.000% due 06/15/2013	800	819
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2010
2.250% due 07/01/2013	225	228
4.000% due 07/01/2013	535	551
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Notes, Series 2007
5.000% due 07/01/2012	550	550
Philadelphia, Pennsylvania Airport Revenue Notes, Series 2010
5.000% due 06/15/2014	945	1,022
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, Series 2010
4.000% due 06/15/2013	2,000	2,068
South Fork Municipal Authority, Pennsylvania Revenue Notes, Series 2010
5.000% due 07/01/2012	1,055	1,055

		19,466

TENNESSEE 2.2%
Memphis, Tennessee General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,000	1,039
Metropolitan Government Nashville & Davidson County, Tennessee Health & Educational Facilities Board Revenue Notes, Series 2012
4.000% due 10/01/2013	2,400	2,510
5.000% due 10/01/2017	2,000	2,413

Tennessee Energy Acquisition Corp. Revenue Notes, Series 2006
5.000% due 09/01/2015	2,450	2,637

		8,599

TEXAS 6.0%
Arlington, Texas Water & Wastewater System Revenue Notes, Series 2010
4.000% due 06/01/2013	1,000	1,034
Austin, Texas Electric Utility Revenue Notes, Series 2010
2.000% due 11/15/2012	1,000	1,006
Brazosport Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2004
4.000% due 02/15/2013	150	154
Clifton Higher Education Finance Corp., Texas Revenue Notes, Series 2010
2.900% due 12/01/2012	455	458
3.200% due 12/01/2013	600	611
Comal Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
4.000% due 02/01/2013	100	102
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2009
4.000% due 11/01/2012	1,000	1,012
5.000% due 11/01/2013	900	954
Harris County, Texas Metropolitan Transit Authority Revenue Notes, Series 2011
5.000% due 11/01/2015	5,560	6,352
Harrison County, Texas Health Facilities Development Corp. Revenue Notes, Series 2010
4.000% due 07/01/2013	500	510
Houston Community College System, Texas General Obligation Notes, Series 2011
4.000% due 02/15/2014	1,500	1,586
Houston, Texas Airport System Revenue Notes, (NPFGC/FGIC Insured), Series 2007
4.000% due 07/01/2013	250	258
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2014	2,000	2,213
Laredo Community College District, Texas Revenue Notes, (AGM Insured), Series 2010
3.000% due 08/01/2012	160	160
3.000% due 08/01/2013	175	178
Laredo, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 02/15/2013	815	833
Lower Colorado River Authority, Texas Revenue Notes, Series 2010
4.000% due 05/15/2013	500	515
5.000% due 05/15/2015	550	616
North Central Texas Health Facility Development Corp. Revenue Notes, Series 2012
5.000% due 08/15/2017	1,000	1,170
Northside Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2010
1.500% due 08/01/2040	1,500	1,501
South San Antonio Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2013	635	668
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, (AGC Insured), Series 2009
5.000% due 09/01/2012	2,010	2,020
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Notes, Series 2010
3.000% due 08/15/2012	135	135

		24,046

U. S. VIRGIN ISLANDS 0.1%
U.S. Virgin Islands Public Finance Authority Revenue Notes, Series 2010
4.000% due 10/01/2012	340	342

UTAH 0.2%
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 08/01/2013	310	322
Utah Water Finance Agency Revenue Notes, (AMBAC Insured), Series 2004
5.000% due 07/01/2013	500	520

		842

VERMONT 0.2%
University of Vermont & State Agricultural College Revenue Notes, Series 2010
4.000% due 10/01/2012	600	605

VIRGINIA 1.7%
Portsmouth, Virginia General Obligation Notes, (AGM Insured), Series 2003
5.000% due 07/01/2013	1,030	1,078
Roanoke Economic Development Authority, Virginia Revenue Notes, (AGM Insured), Series 2005
5.000% due 07/01/2012	220	220
5.000% due 07/01/2013	1,000	1,034
Virginia Housing Development Authority Revenue Notes, Series 2010
0.700% due 10/01/2012	205	205
0.950% due 10/01/2013	340	341
Virginia Resources Authority Revenue Notes, Series 2012
5.000% due 11/01/2017	3,400	4,068

		6,946

WASHINGTON 6.0%
Chelan County, Washington Public Utility District No. 1 Revenue Notes, Series 2008
5.000% due 07/01/2013	530	555

Energy Northwest, Washington Revenue Notes, (NPFGC Insured), Series 2004
5.250% due 07/01/2013	115	121
Energy Northwest, Washington Revenue Notes, Series 2007
5.000% due 07/01/2015	2,115	2,389
Energy Northwest, Washington Revenue Notes, Series 2008
5.250% due 07/01/2016	3,800	4,468
Energy Northwest, Washington Revenue Notes, Series 2012
5.000% due 07/01/2017	2,500	2,987
King County, Washington Public Hospital District No. 2 General Obligation Notes, Series 2010
3.000% due 12/01/2012	1,000	1,010
Port of Seattle, Washington Revenue Notes, Series 2010
4.000% due 06/01/2013	2,000	2,067
Washington Health Care Facilities Authority Revenue Notes, Series 2011
3.000% due 10/01/2013	1,325	1,367
Washington Higher Education Facilities Authority Revenue Notes, Series 2010
4.000% due 04/01/2013	500	510
Washington State Revenue Notes, Series 2012
5.000% due 09/01/2015	2,250	2,552
5.000% due 09/01/2017	5,000	5,944

		23,970

WEST VIRGINIA 0.4%
West Virginia Economic Development Authority Revenue Bonds, Series 2010
3.125% due 03/01/2043	1,500	1,563

WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Notes, Series 2010
3.500% due 06/01/2013	140	143
Wisconsin State General Obligation Notes, Series 2010
5.000% due 05/01/2013	1,500	1,559

		1,702

WYOMING 0.3%
Campbell County, Wyoming Hospital District Revenue Notes, Series 2009
4.000% due 12/01/2013	1,155	1,198

Total Municipal Bonds & Notes (Cost $357,913)		360,249

SHORT-TERM INSTRUMENTS 8.9%
REPURCHASE AGREEMENTS 8.9%
State Street Bank and Trust Co.
0.010% due 07/02/2012	35,451	35,451

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $36,164. Repurchase proceeds are $35,451.)
Total Short-Term Instruments (Cost $35,451)		35,451

Total Investments 99.5% (Cost $393,364)		$395,700
Other Assets and Liabilities (Net) 0.5%		1,812

Net Assets 100.0%		$397,512

Notes to Schedule of Investments (amounts in thousands):

(a)	When-issued security.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$700	$0	$700
Arizona	0	16,992	0	16,992
Arkansas	0	1,511	0	1,511
California	0	44,336	0	44,336
Colorado	0	5,602	0	5,602
Connecticut	0	5,787	0	5,787
District of Columbia	0	413	0	413
Florida	0	21,263	0	21,263
Georgia	0	13,383	0	13,383
Hawaii	0	511	0	511
Illinois	0	20,625	0	20,625
Indiana	0	3,671	0	3,671
Iowa	0	1,778	0	1,778
Kansas	0	728	0	728
Kentucky	0	2,891	0	2,891
Louisiana	0	3,783	0	3,783
Maine	0	2,382	0	2,382
Maryland	0	3,029	0	3,029
Massachusetts	0	16,486	0	16,486
Michigan	0	13,914	0	13,914
Minnesota	0	7,014	0	7,014
Mississippi	0	252	0	252
Missouri	0	1,770	0	1,770
Montana	0	70	0	70
Nevada	0	261	0	261
New Hampshire	0	1,129	0	1,129
New Jersey	0	4,311	0	4,311
New York	0	57,249	0	57,249
North Carolina	0	5,619	0	5,619
Ohio	0	12,554	0	12,554
Oregon	0	956	0	956
Pennsylvania	0	19,466	0	19,466
Tennessee	0	8,599	0	8,599
Texas	0	24,046	0	24,046
U. S. Virgin Islands	0	342	0	342
Utah	0	842	0	842
Vermont	0	605	0	605
Virginia	0	6,946	0	6,946
Washington	0	23,970	0	23,970
West Virginia	0	1,563	0	1,563
Wisconsin	0	1,702	0	1,702
Wyoming	0	1,198	0	1,198
Short-Term Instruments
Repurchase Agreements	0	35,451	0	35,451

	$0	$395,700	$0	$395,700

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.8%
CSC Holdings LLC
1.995% due 03/29/2016		$2,385	$2,369
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		4,441	4,447
HCA, Inc.
1.495% due 11/17/2012		557	556
2.495% due 11/17/2013		51,466	51,268
2.745% due 05/02/2016		18,274	17,946
3.711% due 03/31/2017		1,645	1,601
Las Vegas Sands LLC
1.750% due 05/23/2014		8,342	8,288
Springleaf Finance Corp.
5.500% due 05/10/2017		2,000	1,889

Total Bank Loan Obligations (Cost $88,687)			88,364

CORPORATE BONDS & NOTES 51.7%
BANKING & FINANCE 27.6%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		25,900	24,797
Achmea Hypotheekbank NV
3.200% due 11/03/2014		5,532	5,775
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		150	156
Ally Financial, Inc.
0.000% due 12/01/2012		500	493
3.667% due 02/11/2014		15,600	15,565
7.500% due 12/31/2013		1,750	1,859
American Express Bank FSB
5.500% due 04/16/2013		2,898	3,007
American Express Credit Corp.
1.568% due 06/12/2015		49,200	49,740
2.750% due 09/15/2015		3,000	3,133
American Honda Finance Corp.
0.844% due 06/18/2014		31,000	31,000
0.916% due 05/08/2014		17,400	17,432
1.450% due 02/27/2015		1,250	1,256
1.625% due 09/20/2013		5,115	5,171
2.125% due 02/28/2017		3,000	3,040
2.600% due 09/20/2016		3,225	3,338
3.500% due 03/16/2015		1,500	1,581
American International Group, Inc.
3.650% due 01/15/2014		7,250	7,409
3.800% due 03/22/2017		290	296
4.250% due 05/15/2013		2,585	2,639
4.900% due 06/02/2014	CAD	5,000	5,037
ANZ National International Ltd.
6.200% due 07/19/2013		$2,300	2,412
Asian Development Bank
0.875% due 06/10/2014		750	758
ASIF Global Financing
4.900% due 01/17/2013		1,000	1,010
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		700	711
Bank of America Corp.
4.875% due 09/15/2012		2,000	2,012
Bank of Montreal
1.300% due 10/31/2014		40,100	40,670
Bank of Nova Scotia
1.250% due 11/07/2014		9,200	9,322
1.450% due 07/26/2014		401,740	406,060
BankAmerica Institutional Capital
8.070% due 12/31/2026		3,525	3,619
Banque PSA Finance S.A.
2.361% due 04/04/2014		42,250	41,113
3.375% due 04/04/2014		1,105	1,104
Barclays Bank PLC
5.200% due 07/10/2014		7,800	8,223
Boston Properties LP
6.250% due 01/15/2013		1,030	1,058
BPCE S.A.
2.375% due 10/04/2013		17,640	17,361
BRFkredit A/S
0.717% due 04/15/2013		11,800	11,804
Caisse Centrale Desjardins du Quebec
2.550% due 03/24/2016		14,400	15,179

Canadian Imperial Bank of Commerce
0.900% due 09/19/2014		47,000	47,258
1.500% due 12/12/2014		58,600	59,707
2.600% due 07/02/2015		12,350	13,000
2.750% due 01/27/2016		5,520	5,865
Caterpillar Financial Services Corp.
1.050% due 03/26/2015		2,810	2,829
Cie de Financement Foncier S.A.
1.216% due 07/23/2012		42,400	42,399
CIT Group, Inc.
5.250% due 04/01/2014		5,000	5,200
Citigroup Funding, Inc.
0.568% due 09/20/2014		5,700	5,375
Citigroup, Inc.
1.919% due 01/13/2014		400	398
Commonwealth Bank of Australia
0.748% due 09/17/2014		78,933	79,305
0.848% due 12/10/2012		1,600	1,602
0.889% due 07/12/2013		3,000	3,012
0.968% due 06/25/2014		25,000	25,226
2.900% due 09/17/2014		24,600	25,762
Corp. Andina de Fomento
3.110% due 05/29/2014		5,650	5,711
Credit Agricole S.A.
2.625% due 01/21/2014		1,100	1,082
Credit Suisse AG
1.625% due 03/06/2015		2,600	2,614
DanFin Funding Ltd.
1.167% due 07/16/2013		49,750	49,942
Dexia Credit Local S.A.
0.867% due 03/05/2013		35,100	34,059
0.946% due 04/29/2014		23,300	21,872
2.000% due 03/05/2013		20,000	19,915
DNB Boligkreditt A/S
2.100% due 10/14/2016		64,000	65,366
Eksportfinans ASA
0.661% due 04/05/2013		11,400	11,076
0.669% due 10/07/2013		4,700	4,484
1.320% due 03/21/2013		1,000	979
1.600% due 03/20/2014	JPY	89,000	1,055
1.875% due 04/02/2013		$9,605	9,415
2.000% due 09/15/2015		5,460	4,891
3.000% due 11/17/2014		7,600	7,205
EnCana Holdings Finance Corp.
5.800% due 05/01/2014		10,833	11,665
Export-Import Bank of Korea
2.268% due 03/21/2015		18,000	17,975
FIH Erhvervsbank A/S
0.838% due 06/13/2013		18,900	18,908
1.750% due 12/06/2012		2,500	2,513
Ford Motor Credit Co. LLC
3.875% due 01/15/2015		25,000	25,764
7.000% due 10/01/2013		61,800	66,100
7.500% due 08/01/2012		23,700	23,795
8.700% due 10/01/2014		6,365	7,263
Goldman Sachs Group, Inc.
1.004% due 02/04/2013	EUR	17,500	22,008
1.061% due 09/29/2014		$13,950	13,404
1.071% due 10/04/2012	EUR	5,000	6,323
1.466% due 07/29/2013		$9,745	9,697
1.466% due 02/07/2014		5,355	5,294
4.750% due 07/15/2013		20,225	20,801
5.250% due 10/15/2013		6,183	6,432
5.700% due 09/01/2012		17,400	17,510
Hang Seng Bank Ltd.
0.719% due 07/05/2017		45,000	44,999
HSBC Bank PLC
1.266% due 01/17/2014		1,150	1,153
1.625% due 07/07/2014 (f)		25,500	25,721
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		150	142
HSBC Finance Corp.
0.717% due 01/15/2014		32,864	32,513
0.818% due 09/14/2012		15,000	15,001
0.897% due 06/01/2016		691	634
4.750% due 07/15/2013		1,000	1,032
6.000% due 04/15/2013		2,200	2,274
ICICI Bank Ltd.
2.217% due 02/24/2014		3,200	3,104
6.625% due 10/03/2012		11,250	11,375
ING Bank NV
1.786% due 10/18/2013		10,550	10,498
3.900% due 03/19/2014		2,000	2,100
International Lease Finance Corp.
6.375% due 03/25/2013		16,100	16,503
6.625% due 11/15/2013		500	519

Intesa Sanpaolo SpA
2.867% due 02/24/2014		10,800	10,146
John Deere Capital Corp.
0.705% due 04/25/2014		27,300	27,339
JPMorgan Chase Capital
6.450% due 01/15/2087		9,581	9,629
6.550% due 09/15/2066		20,175	20,276
6.800% due 10/01/2037		20,819	20,871
6.950% due 08/01/2066		900	905
Lloyds TSB Bank PLC
2.816% due 01/24/2014		48,485	48,775
12.000% due 12/16/2024 (c)		2,500	2,619
Macquarie Bank Ltd.
0.767% due 07/16/2012		1,500	1,500
3.300% due 07/17/2014		14,370	15,122
4.100% due 12/17/2013		11,170	11,738
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		37,062	37,813
Metropolitan Life Global Funding
2.500% due 01/11/2013		5,690	5,744
5.125% due 04/10/2013		51,481	53,194
Monumental Global Funding Ltd.
0.667% due 01/15/2014		4,240	4,175
Morgan Stanley
2.066% due 01/24/2014		12,450	12,107
National Australia Bank Ltd.
3.375% due 07/08/2014		1,500	1,580
National Bank of Canada
1.500% due 06/26/2015		9,400	9,437
1.650% due 01/30/2014		79,050	80,435
2.200% due 10/19/2016		6,000	6,266
National City Bank
0.838% due 06/07/2017		1,800	1,686
Nationwide Building Society
2.500% due 08/17/2012		150	150
5.500% due 07/18/2012		13,890	13,917
Network Rail Infrastructure Finance PLC
0.488% due 06/14/2013		3,300	3,300
New York Life Global Funding
0.779% due 12/20/2013	EUR	22,800	28,503
NIBC Bank NV
0.847% due 12/02/2014		$2,020	2,003
2.800% due 12/02/2014		7,800	8,098
Nile Finance Ltd.
5.250% due 08/05/2015		100	96
Nordea Bank AB
1.367% due 01/14/2014		500	500
1.750% due 10/04/2013		9,600	9,596
2.250% due 03/20/2015		200	201
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		79,900	79,877
Nykredit Realkredit A/S
2.000% due 01/01/2013	DKK	485,100	83,278
PACCAR Financial Corp.
0.718% due 06/05/2014		$6,700	6,722
Pricoa Global Funding
0.661% due 09/27/2013		1,100	1,096
Prudential Covered Trust
2.997% due 09/30/2015		41,350	42,044
RCI Banque S.A.
2.339% due 04/11/2014		23,000	22,365
3.400% due 04/11/2014		2,500	2,496
Royal Bank of Scotland Group PLC
2.887% due 08/23/2013		58,500	58,812
4.875% due 08/25/2014		2,100	2,160
6.990% due 10/05/2017 (c)		300	234
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
7.125% due 01/14/2014		900	952
Societe Generale S.A.
1.519% due 04/11/2014		9,500	9,199
Societe Generale SCF S.A.
1.248% due 06/19/2013		10,100	10,040
Sparebank Boligkreditt A/S
1.250% due 10/25/2014		29,100	29,256
Springleaf Finance Corp.
4.875% due 07/15/2012		10,000	10,000
5.375% due 10/01/2012		3,300	3,279
5.900% due 09/15/2012		3,400	3,404
SSIF Nevada LP
1.167% due 04/14/2014		10,500	10,435
Stadshypotek AB
1.011% due 09/30/2013		64,450	64,433
1.450% due 09/30/2013		52,170	52,594
Standard Chartered PLC
1.417% due 05/12/2014		16,350	16,343
3.200% due 05/12/2016		1,538	1,574
3.850% due 04/27/2015		8,900	9,317
5.500% due 11/18/2014		2,390	2,599

State Bank of India
4.500% due 10/23/2014		2,500	2,546
State Street Bank and Trust Co.
0.668% due 12/08/2015		5,700	5,589
State Street Capital Trust
5.458% due 07/30/2012 (c)		14,000	14,047
Suncorp-Metway Ltd.
0.696% due 10/19/2012		180	180
Svensk Exportkredit AB
1.118% due 03/09/2015		35,500	35,687
Swedbank AB
0.917% due 01/14/2013		49,700	49,714
Swedbank Hypotek AB
0.911% due 03/28/2014		102,300	102,145
2.950% due 03/28/2016		9,900	10,323
TIAA Global Markets, Inc.
5.125% due 10/10/2012		6,515	6,589
Toronto-Dominion Bank
0.875% due 09/12/2014 (f)		29,000	29,144
1.500% due 03/13/2017		39,600	40,002
Trafford Centre Finance Ltd.
1.213% due 07/28/2015	GBP	277	429
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		$4,700	4,465
UFJ Finance Aruba AEC
6.750% due 07/15/2013		50	53
WCI Finance LLC
5.400% due 10/01/2012		2,840	2,868
Westpac Banking Corp.
0.658% due 12/14/2012		1,000	1,001
0.748% due 09/10/2014		8,900	8,948
0.947% due 07/16/2014		4,300	4,340
2.900% due 09/10/2014		3,260	3,412
Westpac Securities NZ Ltd.
3.450% due 07/28/2014		29,300	30,933

			3,067,409

INDUSTRIALS 21.6%
Altria Group, Inc.
7.750% due 02/06/2014		21,743	24,000
8.500% due 11/10/2013		19,669	21,616
American Airlines, Inc.
10.500% due 10/15/2012 ^		15,000	16,087
Amgen, Inc.
1.875% due 11/15/2014		32,964	33,499
2.300% due 06/15/2016		10,690	11,001
2.500% due 11/15/2016		18,360	19,104
4.850% due 11/18/2014		17,360	18,863
5.850% due 06/01/2017		2,000	2,361
Anadarko Petroleum Corp.
5.750% due 06/15/2014		3,400	3,656
7.625% due 03/15/2014		4,875	5,352
Anglo American Capital PLC
2.150% due 09/27/2013		27,365	27,578
2.625% due 04/03/2017		1,500	1,499
9.375% due 04/08/2014		68,670	77,263
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		68,375	68,965
1.192% due 03/26/2013		11,990	12,055
3.625% due 04/15/2015		6,050	6,483
4.125% due 01/15/2015		6,350	6,848
5.375% due 11/15/2014		8,200	9,046
ArcelorMittal USA LLC
6.500% due 04/15/2014		390	414
BAA Funding Ltd.
2.500% due 06/25/2017		4,500	4,529
Barrick Gold Corp.
1.750% due 05/30/2014		16,650	16,864
Boston Scientific Corp.
4.500% due 01/15/2015		45,574	48,597
5.450% due 06/15/2014		54,125	58,038
Broadcom Corp.
1.500% due 11/01/2013		11,290	11,433
Burlington Northern Santa Fe LLC
7.000% due 02/01/2014		1,990	2,183
Canadian Natural Resources Ltd.
5.150% due 02/01/2013		5,445	5,583
5.450% due 10/01/2012		8,900	9,004
Canadian Oil Sands Ltd.
5.800% due 08/15/2013		175	183
Case New Holland, Inc.
7.750% due 09/01/2013		23,115	24,675

CenterPoint Energy Resources Corp.
7.875% due 04/01/2013	531	558
Clorox Co.
5.000% due 03/01/2013	539	554
Codelco, Inc.
5.500% due 10/15/2013	1,410	1,482
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,169	38,131
Comcast Cable Communications LLC
7.125% due 06/15/2013	2,925	3,095
Comcast Cable Holdings LLC
7.875% due 08/01/2013	3,258	3,480
Comcast Corp.
5.300% due 01/15/2014	26,342	28,040
5.900% due 03/15/2016	2,350	2,710
6.500% due 01/15/2015	1,030	1,163
Comcast Holdings Corp.
10.625% due 07/15/2012	200	201
Covidien International Finance S.A.
1.350% due 05/29/2015	26,425	26,482
1.875% due 06/15/2013	4,060	4,101
COX Communications, Inc.
4.625% due 06/01/2013	3,085	3,194
7.125% due 10/01/2012	20,163	20,467
CRH America, Inc.
5.300% due 10/15/2013	297	309
Crown Castle Towers LLC
4.523% due 01/15/2035	11,300	11,853
CSN Islands Corp.
9.750% due 12/16/2013	31,500	34,729
CSX Corp.
5.500% due 08/01/2013	5,945	6,244
5.750% due 03/15/2013	14,698	15,192
Daimler Finance North America LLC
1.071% due 03/28/2014	75,375	75,235
1.668% due 09/13/2013	5,850	5,887
1.799% due 07/11/2013	350	352
Delta Air Lines Pass-Through Trust
6.417% due 01/02/2014	17,263	17,479
Deutsche Telekom International Finance BV
4.875% due 07/08/2014	4,000	4,255
5.250% due 07/22/2013	7,900	8,248
5.875% due 08/20/2013	2,000	2,107
Dow Chemical Co.
2.500% due 02/15/2016	1,000	1,029
5.900% due 02/15/2015	4,641	5,179
6.000% due 10/01/2012	19,541	19,779
7.600% due 05/15/2014	53,854	59,980
Ecolab, Inc.
2.375% due 12/08/2014	3,000	3,101
3.000% due 12/08/2016	3,300	3,484
Encana Corp.
4.750% due 10/15/2013	1,250	1,301
Energy Transfer Partners LP
6.000% due 07/01/2013	600	626
Ensco PLC
3.250% due 03/15/2016	7,125	7,491
Enterprise Products Operating LLC
4.600% due 08/01/2012	1,400	1,404
5.600% due 10/15/2014	3,750	4,113
5.900% due 04/15/2013	30,425	31,510
6.125% due 02/01/2013	3,000	3,083
6.375% due 02/01/2013	1,085	1,116
9.750% due 01/31/2014	12,635	14,261
EOG Resources, Inc.
1.216% due 02/03/2014	10,280	10,371
6.125% due 10/01/2013	500	532
ERAC USA Finance LLC
5.800% due 10/15/2012	1,800	1,822
Federal Express Corp. Pass-Through Trust
2.625% due 01/15/2018	4,000	4,001
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	32,870	34,518
General Mills, Inc.
0.816% due 05/16/2014	38,300	38,396
Georgia-Pacific LLC
7.700% due 06/15/2015	4,770	5,546
8.250% due 05/01/2016	15,379	16,980
Gilead Sciences, Inc.
3.050% due 12/01/2016	5,500	5,815
Harley-Davidson Financial Services, Inc.
2.700% due 03/15/2017	300	305
Harley-Davidson Funding Corp.
5.250% due 12/15/2012	8,125	8,260
5.750% due 12/15/2014	692	750

Hewlett-Packard Co.
0.747% due 05/24/2013	9,000	8,983
1.250% due 09/13/2013	29,220	29,207
HP Enterprise Services LLC
6.000% due 08/01/2013	900	945
Hutchison Whampoa International Ltd.
6.250% due 01/24/2014	14,500	15,541
6.500% due 02/13/2013	30,352	31,327
Johnson Controls, Inc.
0.876% due 02/04/2014	60,760	60,984
Kellogg Co.
4.250% due 03/06/2013	7,815	8,003
5.125% due 12/03/2012	100	102
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	8,536	8,619
Kraft Foods Group, Inc.
1.625% due 06/04/2015	11,600	11,733
Kraft Foods, Inc.
1.344% due 07/10/2013	16,895	16,961
2.625% due 05/08/2013	23,079	23,426
5.250% due 10/01/2013	13,659	14,383
6.000% due 02/11/2013	13,961	14,392
6.750% due 02/19/2014	14,154	15,512
Louisiana Land & Exploration
7.625% due 04/15/2013	3,000	3,151
MGM Resorts International
5.875% due 02/27/2014	5,000	5,150
6.750% due 04/01/2013	10,300	10,596
11.125% due 11/15/2017	9,030	10,181
13.000% due 11/15/2013	19,150	21,927
Midcontinent Express Pipeline LLC
5.450% due 09/15/2014	9,200	9,226
NBCUniversal Media LLC
2.100% due 04/01/2014	4,400	4,480
3.650% due 04/30/2015	14,634	15,560
Newell Rubbermaid, Inc.
2.000% due 06/15/2015	3,000	3,012
5.500% due 04/15/2013	6,550	6,773
Nissan Motor Acceptance Corp.
3.250% due 01/30/2013	1,900	1,919
4.500% due 01/30/2015	3,000	3,198
Pearson Dollar Finance PLC
5.500% due 05/06/2013	2,000	2,072
Pearson Funding Two PLC
4.000% due 05/17/2016	1,000	1,063
Pemex Project Funding Master Trust
1.067% due 12/03/2012	5,100	5,090
Penske Truck Leasing Co. LP
3.125% due 05/11/2015	4,400	4,430
3.750% due 05/11/2017	8,000	8,075
PepsiCo, Inc.
0.800% due 08/25/2014	7,090	7,121
Petrobras International Finance Co.
3.875% due 01/27/2016	39,200	40,680
Philip Morris International, Inc.
2.500% due 05/16/2016	419	440
6.875% due 03/17/2014	10,638	11,751
Phillips 66
1.950% due 03/05/2015	10,950	11,037
2.950% due 05/01/2017	3,275	3,371
Potash Corp. of Saskatchewan, Inc.
5.250% due 05/15/2014	3,700	3,979
Reed Elsevier Capital, Inc.
7.750% due 01/15/2014	11,400	12,466
Reynolds American, Inc.
7.250% due 06/01/2013	8,615	9,096
7.625% due 06/01/2016	3,305	3,988
Rio Tinto Alcan, Inc.
4.500% due 05/15/2013	1,750	1,802
4.875% due 09/15/2012	8,279	8,345
Rio Tinto Finance USA Ltd.
2.250% due 09/20/2016	10,000	10,352
8.950% due 05/01/2014	3,136	3,583
Rio Tinto Finance USA PLC
1.125% due 03/20/2015	19,500	19,559
2.000% due 03/22/2017	4,650	4,748
Rockies Express Pipeline LLC
6.250% due 07/15/2013	67,555	69,751
Rogers Communications, Inc.
6.250% due 06/15/2013	12,474	13,106
6.375% due 03/01/2014	6,020	6,560
6.750% due 03/15/2015	4,836	5,535
Rohm and Haas Co.
5.600% due 03/15/2013	7,360	7,597
SABMiller PLC
5.500% due 08/15/2013	14,790	15,479
6.500% due 07/01/2016	6,000	7,014

Sanofi
0.771% due 03/28/2014	9,650	9,691
2.625% due 03/29/2016	22,050	23,164
Spectra Energy Capital LLC
6.250% due 02/15/2013	10,000	10,288
Steel Dynamics, Inc.
7.375% due 11/01/2012	73,260	74,176
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	45,337	44,438
2.582% due 04/26/2013	4,395	4,330
Tesco PLC
2.000% due 12/05/2014	5,125	5,181
2.700% due 01/05/2017	7,000	7,214
Teva Pharmaceutical Finance BV
0.968% due 03/21/2014	17,100	17,138
3.000% due 06/15/2015	3,335	3,513
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	57,791	58,261
2.400% due 11/10/2016	29,000	30,006
Time Warner Cable, Inc.
5.400% due 07/02/2012	5,700	5,700
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	900	917
Total Capital Canada Ltd.
0.846% due 01/17/2014	26,000	26,133
Transcontinental Gas Pipe Line Co. LLC
8.875% due 07/15/2012	300	301
Tyco Electronics Group S.A.
1.600% due 02/03/2015	2,000	2,010
5.950% due 01/15/2014	3,370	3,594
6.000% due 10/01/2012	1,261	1,277
Union Pacific Corp.
5.125% due 02/15/2014	2,860	3,050
5.450% due 01/31/2013	3,925	4,033
United Technologies Corp.
0.737% due 12/02/2013	4,000	4,016
0.967% due 06/01/2015	4,350	4,400
UST LLC
6.625% due 07/15/2012	50,590	50,674
Veolia Environnement S.A.
5.250% due 06/03/2013	1,054	1,088
Verizon Wireless Capital LLC
5.550% due 02/01/2014	45,729	48,977
7.375% due 11/15/2013	29,616	32,167
Vivendi S.A.
2.400% due 04/10/2015	7,300	7,233
Volkswagen International Finance NV
1.071% due 04/01/2014	94,680	94,533
Waste Management, Inc.
6.375% due 11/15/2012	6,300	6,424
Wesfarmers Ltd.
2.983% due 05/18/2016	200	206
WMC Finance USA Ltd.
5.125% due 05/15/2013	850	884
Xerox Corp.
1.868% due 09/13/2013	4,026	4,056
Xstrata Canada Corp.
7.250% due 07/15/2012	6,971	6,984
XTO Energy, Inc.
6.250% due 04/15/2013	100	104

		2,396,622

UTILITIES 2.5%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	12,050	12,746
7.700% due 08/07/2013	19,200	20,349
Appalachian Power Co.
5.650% due 08/15/2012	200	201
BP Capital Markets PLC
1.068% due 03/11/2014	66,497	66,991
3.750% due 06/17/2013	5,200	5,351
3.875% due 03/10/2015	7,836	8,404
5.250% due 11/07/2013	350	371
British Telecommunications PLC
1.593% due 12/20/2013	5,300	5,333
2.000% due 06/22/2015	4,000	4,058
Carolina Power & Light Co.
5.125% due 09/15/2013	800	843
CMS Energy Corp.
1.417% due 01/15/2013	9,000	9,023
2.750% due 05/15/2014	2,100	2,121
Consumers Energy Co.
5.500% due 08/15/2016	10,540	12,203

Duke Energy Carolinas LLC
1.750% due 12/15/2016	700	719
Duke Energy Ohio, Inc.
5.700% due 09/15/2012	2,895	2,924
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	6,450	7,248
10.500% due 03/25/2014	17,390	19,536
Great Plains Energy, Inc.
2.750% due 08/15/2013	1,965	1,994
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	11,216	11,216
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	5,075	5,106
Korea Electric Power Corp.
7.750% due 04/01/2013	250	261
KT Corp.
5.875% due 06/24/2014	700	745
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	820	830
NextEra Energy Capital Holdings, Inc.
2.550% due 11/15/2013	505	513
Pacific Gas & Electric Co.
4.800% due 03/01/2014	250	266
Plains All American Pipeline LP
4.250% due 09/01/2012	5,685	5,711
5.250% due 06/15/2015	8,000	8,753
5.625% due 12/15/2013	5,200	5,540
5.875% due 08/15/2016	1,000	1,124
6.125% due 01/15/2017	1,576	1,835
Public Service Co. of Colorado
5.500% due 04/01/2014	80	87
Qwest Corp.
3.718% due 06/15/2013	12,785	12,800
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012	18,130	18,312
5.500% due 09/30/2014	15,035	16,256
TNK-BP Finance S.A.
6.250% due 02/02/2015	3,700	3,899
Virginia Electric and Power Co.
5.100% due 11/30/2012	4,841	4,931
Vodafone Group PLC
5.000% due 12/16/2013	2,000	2,121

		280,721

Total Corporate Bonds & Notes (Cost $5,721,982)		5,744,752

CONVERTIBLE BONDS & NOTES 0.3%
INDUSTRIALS 0.3%
Transocean, Inc.
1.500% due 12/15/2037	36,400	36,400

Total Convertible Bonds & Notes (Cost $35,628)		36,400

MUNICIPAL BONDS & NOTES 1.3%
ARKANSAS 0.1%
Arkansas Student Loan Authority Revenue Bonds, Series 2010
1.367% due 11/25/2043	7,983	7,895

CALIFORNIA 0.4%
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	10,100	10,472
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	6,200	6,279
University of California Revenue Bonds, Series 2011
0.818% due 07/01/2041	28,450	28,450

		45,201

NEW JERSEY 0.1%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	12,500	12,513

NEW YORK 0.6%
New York City, New York General Obligation Bonds, Series 2003
5.000% due 10/15/2014	7,000	7,679
New York City, New York General Obligation Notes, Series 2007
5.000% due 10/01/2014	17,435	19,079
5.125% due 10/01/2015	27,645	31,374

New York City, New York General Obligation Notes, Series 2011
1.520% due 08/01/2013	15,525	15,713

		73,845

SOUTH CAROLINA 0.1%
South Carolina Student Loan Corp. Revenue Notes Series 2010
0.916% due 01/25/2021	6,764	6,726

Total Municipal Bonds & Notes (Cost $145,571)		146,180

U.S. GOVERNMENT AGENCIES 22.3%
Fannie Mae
0.000% due 08/01/2012	3,615	3,612
0.305% due 07/25/2037	1,478	1,422
0.309% due 12/25/2036	308	295
0.365% due 03/25/2034	92	92
0.375% due 03/25/2036	217	202
0.395% due 08/25/2034	541	531
0.445% due 10/27/2037	1,000	995
0.500% due 09/19/2014 - 05/27/2015	25,500	25,501
0.545% due 12/25/2028 - 03/25/2036	3,716	3,727
0.565% due 06/25/2036	414	415
0.585% due 11/25/2036	386	387
0.595% due 04/25/2036 - 03/25/2044	2,209	2,180
0.600% due 11/14/2013 (e)(f)	212,983	213,165
0.615% due 03/25/2036	335	336
0.643% due 03/17/2032 - 05/18/2032	1,647	1,655
0.645% due 02/25/2018 - 01/25/2038	25,260	25,271
0.675% due 07/25/2036	259	260
0.695% due 10/25/2030 - 06/25/2042	24,797	24,848
0.700% due 09/17/2027	7	7
0.743% due 05/18/2032	362	365
0.745% due 04/25/2042	7,409	7,436
0.750% due 01/30/2015 - 07/18/2027	123	123
0.785% due 07/25/2037	353	355
0.795% due 09/25/2041	31,015	31,180
0.845% due 10/25/2017	137	138
0.850% due 08/25/2022	8	8
0.875% due 04/25/2031	338	340
0.900% due 12/25/2022	10	10
0.925% due 12/25/2037 - 02/25/2041	9,757	9,835
0.939% due 01/01/2021	13,090	13,129
0.950% due 09/25/2022	5	5
1.050% due 09/14/2015	1,000	1,001
1.095% due 07/25/2038	124	125
1.100% due 02/25/2023	3	3
1.145% due 04/25/2032 - 11/25/2049	162	164
1.245% due 11/25/2049	166	168
1.250% due 01/30/2017	6,800	6,918
1.347% due 10/01/2044	1,323	1,357
1.353% due 06/01/2043 - 07/01/2044	5,966	6,110
1.400% due 09/25/2023	71	73
1.450% due 12/07/2017	125	125
1.465% due 10/25/2038	289	296
1.810% due 09/14/2017	18,600	18,643
2.090% due 06/01/2033	13	13
2.118% due 12/01/2035	53	56
2.123% due 09/01/2035	36	37
2.175% due 09/01/2034	936	978
2.210% due 05/01/2035	73	74
2.220% due 08/01/2026	13	14
2.223% due 11/01/2035	292	307
2.250% due 06/28/2019 - 07/01/2029	2,038	2,055
2.277% due 07/01/2031	7	7
2.293% due 09/01/2034	74	77
2.300% due 09/01/2034 - 01/01/2036	307	324
2.338% due 11/01/2027	8	9
2.340% due 02/01/2033	24	26
2.357% due 08/01/2024	2	2
2.360% due 04/01/2029	5	5
2.361% due 12/01/2040	212	226
2.375% due 08/01/2029	1,126	1,201
2.391% due 06/01/2034	10	11
2.410% due 02/01/2018	14	14
2.413% due 01/01/2027 - 04/01/2029	132	134
2.430% due 09/01/2034	78	83
2.435% due 08/01/2034	20	21
2.438% due 01/01/2032	306	325
2.441% due 07/01/2034 - 06/01/2035	82	86
2.456% due 05/01/2021	19	19
2.485% due 11/01/2034	378	404
2.486% due 05/01/2034	67	71
2.487% due 09/01/2035	257	274
2.592% due 02/01/2034 - 12/01/2036	164	174
2.641% due 12/01/2036	44	47

2.700% due 03/28/2022	75,000	75,441
2.733% due 05/01/2035	324	346
2.790% due 04/01/2033	17	18
2.812% due 11/01/2024	9	10
2.820% due 02/01/2035	19	19
3.193% due 06/01/2035	475	508
3.296% due 05/01/2036	6,901	7,114
3.305% due 06/25/2019	1,772	1,894
3.949% due 05/01/2036	125	133
3.970% due 11/27/2019	69,950	70,856
4.081% due 11/01/2025	7	8
4.125% due 04/15/2014	87,000	92,868
4.200% due 07/01/2035	1,170	1,196
4.372% due 07/01/2028	18	19
4.546% due 06/01/2017	893	918
4.851% due 07/01/2018	1,080	1,126
5.019% due 05/01/2035	209	225
5.094% due 07/01/2035	99	106
5.157% due 08/01/2035	190	204
5.169% due 10/01/2035	164	174
5.214% due 12/01/2035	157	169
5.237% due 08/01/2035	207	223
5.263% due 10/01/2035	187	201
5.273% due 09/01/2035	180	193
5.294% due 10/01/2035	231	248
5.310% due 08/25/2033	114	118
5.324% due 01/01/2036	190	205
5.326% due 11/01/2035	257	278
5.352% due 01/01/2036	259	280
5.365% due 11/01/2035	282	304
5.532% due 03/01/2036	256	278
5.609% due 03/01/2036	162	174
5.693% due 01/01/2036	142	153
5.823% due 06/01/2036	53	58
6.486% due 10/25/2042	684	773
8.747% due 06/25/2032	196	198
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037	2,762	2,748
Federal Home Loan Bank
0.280% due 08/13/2013 (g)	19,825	19,829
0.280% due 09/05/2013	88,800	88,809
0.290% due 11/15/2013 (f)	211,450	211,426
0.290% due 12/06/2013	133,000	132,969
0.300% due 11/15/2013 (f)	73,200	73,202
0.300% due 11/25/2013 - 12/09/2013	165,000	164,989
0.310% due 12/05/2013 - 12/06/2013	192,755	192,766
0.320% due 12/11/2013	75,000	75,013
0.325% due 12/05/2013	30,000	30,008
3.000% due 08/27/2019	120	120
Federal Housing Administration
6.896% due 07/01/2020	192	188
7.350% due 04/01/2019	116	114
7.430% due 07/01/2021 - 09/01/2022	83	82
7.435% due 02/01/2019	126	124
Freddie Mac
0.285% due 12/25/2036	10,863	10,806
0.375% due 10/30/2013	67,127	67,314
0.450% due 01/09/2014	200	200
0.472% due 02/15/2019	22,401	22,434
0.492% due 07/15/2034	398	398
0.500% due 10/15/2013 - 01/03/2014	107,631	107,827
0.592% due 02/15/2018 - 12/15/2030	391	393
0.625% due 12/23/2013	62,650	62,910
0.642% due 07/15/2023 - 07/15/2034	49,347	49,415
0.650% due 01/30/2015 - 01/15/2022	3,701	3,713
0.662% due 04/15/2041	11,869	11,909
0.692% due 12/15/2031 - 09/15/2041	15,661	15,759
0.722% due 11/15/2036	174	174
0.742% due 07/15/2039 - 02/15/2041	24,047	24,167
0.792% due 06/15/2031	33	33
0.842% due 06/15/2031 - 12/15/2037	3,260	3,282
0.900% due 03/15/2020	2	2
0.942% due 03/15/2032	11	11
1.000% due 02/10/2016 - 03/15/2023	1,010	1,016
1.242% due 10/15/2049	174	176
1.315% due 10/25/2044	6,165	6,189
1.353% due 02/25/2045	2,260	2,193
1.526% due 07/25/2044	9,349	9,727
1.625% due 08/01/2017	40	41
2.238% due 02/01/2023	2	2
2.250% due 06/20/2017	105,000	106,733
2.321% due 04/01/2025	14	15
2.376% due 05/01/2034	63	67
2.391% due 07/01/2033	113	120
2.483% due 09/01/2035	592	628
2.493% due 08/01/2035	283	301

2.699% due 10/01/2033		45	49
2.762% due 08/01/2034		126	135
4.500% due 07/15/2023		121	123
5.000% due 01/15/2018 - 08/15/2035		7,369	7,914
5.092% due 08/01/2035		125	135
5.308% due 12/01/2035		171	184
5.435% due 11/01/2035		127	138
5.500% due 08/15/2030		10	11
6.500% due 07/25/2043		371	426
6.750% due 08/15/2023		165	165
Ginnie Mae
0.643% due 02/16/2032 - 03/16/2032		370	372
0.743% due 02/16/2030		119	120
0.789% due 04/20/2062		22,254	22,362
0.809% due 04/20/2062		14,013	14,095
0.843% due 02/16/2030		80	80
0.893% due 02/16/2030		142	144
0.939% due 02/20/2062		45,600	46,217
1.194% due 03/20/2031		514	523
1.243% due 08/16/2039		192	197
1.289% due 02/20/2062		35,091	36,211
1.625% due 12/20/2021 - 12/20/2033		3,852	3,992
2.000% due 08/20/2025 - 02/20/2030		188	196
2.375% due 04/20/2024 - 05/20/2032		1,963	2,040
2.500% due 10/20/2017 - 01/20/2022		44	45
4.000% due 02/20/2019		13	13
7.500% due 02/20/2030		86	91
Israel Government AID Bond
0.000% due 11/01/2012		2,792	2,788
NCUA Guaranteed Notes
0.589% due 12/07/2020		12,309	12,353
0.610% due 11/06/2017		99,681	99,711
0.621% due 03/06/2020		2,935	2,936
0.691% due 10/07/2020		12,175	12,200
0.800% due 12/08/2020		37,321	37,478
1.600% due 10/29/2020		11,560	11,715
Overseas Private Investment Corp.
0.000% due 05/02/2016		135	139
Small Business Administration
1.250% due 12/25/2017		32	32
4.340% due 03/01/2024		259	284
4.524% due 02/10/2013		22	22
5.370% due 04/01/2028		322	371
5.490% due 03/01/2028		188	214

Total U.S. Government Agencies (Cost $2,479,505)			2,483,481

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
0.250% due 05/31/2014 (e)		29,800	29,770

Total U.S. Treasury Obligations (Cost $29,781)			29,770

MORTGAGE-BACKED SECURITIES 5.6%
Adjustable Rate Mortgage Trust
2.778% due 02/25/2035		5,455	5,183
American Home Mortgage Assets LLC
0.435% due 05/25/2046		3,015	1,589
0.435% due 09/25/2046		1,257	652
0.455% due 10/25/2046		5,006	2,343
1.067% due 11/25/2046		2,646	1,099
American Home Mortgage Investment Trust
2.237% due 09/25/2045		882	710
2.569% due 10/25/2034		1,325	1,213
2.728% due 02/25/2045		149	131
Arkle Master Issuer PLC
1.616% due 05/17/2060		13,400	13,427
Arran Residential Mortgages Funding PLC
1.666% due 05/16/2047		363	364
1.889% due 05/16/2047	EUR	5,243	6,639
2.089% due 05/16/2047		15,000	19,054
Banc of America Funding Corp.
2.643% due 02/20/2036		$4,340	3,996
5.700% due 01/20/2047		282	173
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		235	227
Banc of America Mortgage Securities, Inc.
2.831% due 08/25/2033		7,814	7,495
3.000% due 02/25/2036		278	204
3.605% due 07/20/2032		156	152
5.500% due 11/25/2031		1,952	1,952
6.500% due 09/25/2033		315	333
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		207	207
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.411% due 06/10/2049		695	694
5.805% due 06/10/2049		695	699

BCAP LLC Trust
2.563% due 11/26/2035	9,900	9,413
2.715% due 11/26/2035	1,297	1,300
2.942% due 09/26/2035	8,649	8,112
3.123% due 05/26/2047	7,047	6,930
5.107% due 10/26/2035	562	556
5.238% due 07/26/2037	2,570	2,632
BCRR Trust
4.230% due 12/22/2032	169	168
4.230% due 05/22/2034	1,133	1,131
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	69	68
2.570% due 03/25/2035	4,163	4,079
2.658% due 08/25/2033	5,010	5,018
2.674% due 11/25/2034	1,540	1,434
2.729% due 01/25/2035	218	178
2.827% due 07/25/2033	16,620	16,805
2.862% due 11/25/2034	13,225	10,996
2.889% due 01/25/2034	425	429
2.922% due 01/25/2034	142	141
2.955% due 11/25/2030	121	122
3.078% due 03/25/2035	318	314
3.123% due 05/25/2047	3,003	1,996
3.189% due 10/25/2035	450	452
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	1,529	1,257
0.945% due 09/25/2034	8,131	7,069
2.665% due 01/25/2036 ^	3,482	1,728
2.752% due 11/25/2036	4,290	2,365
2.879% due 09/25/2035	5,642	3,887
2.883% due 05/25/2035	449	387
Bear Stearns Commercial Mortgage Securities
4.735% due 09/11/2042	6,966	7,082
6.540% due 06/16/2030	4,224	4,317
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	6,108	3,425
2.846% due 01/26/2036	12,380	7,371
CC Mortgage Funding Corp.
0.375% due 05/25/2048	2,903	1,885
0.495% due 08/25/2035	516	355
Chase Mortgage Finance Corp.
2.934% due 03/25/2037	998	767
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037	613	322
1.990% due 09/25/2035	146	142
2.530% due 10/25/2035	454	375
2.600% due 05/25/2035	1,086	1,006
2.644% due 08/25/2035	2,957	2,782
2.674% due 07/25/2046 ^	832	511
2.893% due 03/25/2034	201	183
5.019% due 09/25/2037 ^	5,351	3,400
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	2,701	2,747
Commercial Mortgage Pass-Through Certificates
0.342% due 12/15/2020	504	483
4.755% due 12/10/2024	2,595	2,610
Countrywide Alternative Loan Trust
0.405% due 02/25/2047	302	183
0.424% due 02/20/2047	6,990	3,446
0.425% due 05/25/2047	5,382	3,066
0.435% due 09/25/2046	2,440	1,295
0.439% due 12/20/2046	4,884	2,645
0.454% due 07/20/2046	3,481	1,301
0.455% due 07/25/2046	519	312
0.574% due 11/20/2035	1,476	854
1.147% due 12/25/2035	1,425	813
1.147% due 02/25/2036	597	389
2.900% due 02/25/2037 ^	2,500	1,653
5.500% due 08/25/2035	90	89
6.000% due 04/25/2037 ^	324	197
6.250% due 12/25/2033	1,367	1,423
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	442	290
0.535% due 04/25/2035	84	52
0.565% due 03/25/2035	709	369
0.585% due 06/25/2035	7,568	6,474
2.125% due 07/19/2031	5	5
3.116% due 11/19/2033	174	157
5.533% due 09/25/2047 ^	526	348
6.500% due 01/25/2034	20	20
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	87	65
2.120% due 05/25/2032	1	1
4.625% due 10/25/2034	7	7
6.133% due 04/15/2037	1,488	1,492

Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021		3,976	3,792
5.112% due 07/27/2037		3,305	3,354
5.448% due 01/15/2049		2,547	2,575
5.869% due 06/15/2039		1,117	1,116
DECO Series
1.283% due 10/27/2014	GBP	2,000	3,077
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		$312	310
European Loan Conduit
0.840% due 05/15/2019	EUR	4,623	5,018
Extended Stay America Trust
3.330% due 01/05/2013 (a)		$64,051	868
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		1,278	1,055
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		5,448	5,212
0.592% due 11/15/2031		435	413
0.725% due 06/25/2030		330	318
Fosse Master Issuer PLC
1.727% due 10/18/2054		6,000	6,010
1.866% due 10/18/2054		17,550	17,655
GMAC Mortgage Corp. Loan Trust
5.131% due 08/19/2034		4,191	4,265
Gracechurch Mortgage Financing PLC
0.567% due 11/20/2056		2,898	2,891
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		88	87
0.465% due 06/25/2045		477	311
0.475% due 06/25/2045		234	133
0.515% due 11/25/2045		529	312
Greenwich Capital Acceptance, Inc.
3.087% due 06/25/2024		7	6
Greenwich Capital Commercial Funding Corp.
5.597% due 12/10/2049		2,000	2,060
GS Mortgage Securities Corp.
1.103% due 03/06/2020		7,421	7,376
GSR Mortgage Loan Trust
2.651% due 09/25/2035		6,391	6,249
2.705% due 01/25/2036		1,232	974
2.910% due 04/25/2036		603	482
Harborview Mortgage Loan Trust
0.373% due 04/19/2038		1,534	959
0.423% due 07/19/2046		2,958	1,636
0.463% due 05/19/2035		2,134	1,345
0.483% due 03/19/2036		5,489	2,842
0.983% due 02/19/2034		346	302
5.304% due 08/19/2036 ^		421	299
Holmes Master Issuer PLC
0.567% due 07/15/2020		36,400	36,397
Impac CMB Trust
1.145% due 10/25/2033		42	38
Indymac ARM Trust
1.717% due 01/25/2032		1	1
1.750% due 01/25/2032		4	3
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046		1,977	1,176
0.445% due 06/25/2047		1,053	535
0.455% due 05/25/2046		337	211
0.485% due 07/25/2035		310	205
2.668% due 12/25/2034		66	51
Indymac Mortgage Loan Trust
0.425% due 07/25/2047		1,157	578
ING U.K. Listed Real Estate Issuer PLC
1.263% due 01/30/2015	GBP	2,000	3,069
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019		$12,569	12,165
4.678% due 07/15/2042		882	895
4.959% due 08/15/2042		780	801
5.247% due 01/12/2043		4,822	4,829
5.289% due 05/15/2045		5,275	5,298
5.352% due 12/15/2044		720	753
JPMorgan Mortgage Trust
3.119% due 04/25/2035		7,235	5,849
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.362% due 09/15/2021		359	355
0.592% due 06/15/2022		10,524	10,433
Luminent Mortgage Trust
0.415% due 12/25/2036		1,496	876
0.425% due 12/25/2036		593	321
0.445% due 10/25/2046		498	312
Mach One Trust Commercial Mortgage-Backed
5.220% due 05/28/2040		403	403
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046		941	515
2.656% due 11/21/2034		3,882	3,890

MASTR Alternative Loans Trust
5.000% due 04/25/2019		328	340
6.000% due 08/25/2033		169	181
MASTR Asset Securitization Trust
5.500% due 09/25/2033		486	509
MASTR Seasoned Securities Trust
6.220% due 09/25/2017		102	107
Mellon Residential Funding Corp.
0.682% due 12/15/2030		2,479	2,357
0.942% due 11/15/2031		2,968	2,898
2.610% due 10/20/2029		1,771	1,776
Merrill Lynch Floating Trust
0.779% due 07/09/2021		7,106	6,966
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		8,812	6,474
2.227% due 12/25/2032		16	16
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037		1,190	846
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		3,839	3,166
1.239% due 10/25/2035		5,816	5,073
1.986% due 10/25/2035		3,651	3,365
Morgan Stanley Capital, Inc.
5.450% due 10/28/2033		528	531
5.610% due 04/15/2049		3,894	4,016
5.781% due 04/12/2049		1,101	1,132
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036		7,211	7,280
Morgan Stanley Mortgage Loan Trust
0.465% due 02/25/2047		970	105
2.455% due 06/25/2036		269	224
MortgageIT Trust
0.615% due 12/25/2034		203	183
RBSSP Resecuritization Trust
0.565% due 08/26/2045		15,035	12,580
0.745% due 09/26/2036		8,543	8,205
0.745% due 10/26/2036		10,825	9,889
2.561% due 10/26/2036		10,993	11,045
2.655% due 12/26/2036		10,820	10,834
Real Estate Capital PLC
1.263% due 10/20/2014	GBP	1,775	2,768
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		$1,739	591
0.455% due 04/25/2046		294	115
0.495% due 08/25/2037		810	482
0.545% due 08/25/2035		1,517	903
1.507% due 09/25/2045		947	514
Residential Asset Securitization Trust
2.767% due 12/25/2034		6,345	6,071
5.750% due 02/25/2036 ^		275	201
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032		57	61
Sequoia Mortgage Trust
0.594% due 07/20/2033		3,288	2,924
1.004% due 10/20/2027		1,341	1,264
2.632% due 04/20/2035		725	695
2.636% due 01/20/2047		481	352
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		95	56
2.740% due 02/25/2034		187	182
2.742% due 08/25/2035		1,187	947
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		1,342	731
0.435% due 07/25/2046		3,500	1,917
0.465% due 05/25/2036		9,056	4,340
0.465% due 05/25/2046		1,300	486
0.475% due 05/25/2045		740	447
0.493% due 07/19/2035		8,568	7,504
0.525% due 02/25/2036		47	26
0.823% due 07/19/2034		47	43
0.903% due 09/19/2032		66	60
0.943% due 03/19/2034		658	595
0.943% due 04/19/2035		2,266	1,882
Structured Asset Securities Corp.
2.445% due 07/25/2032		117	109
2.539% due 02/25/2032		185	187
2.601% due 01/25/2032		10	8
2.797% due 10/28/2035		454	360
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		325	313
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,472	1,372
0.332% due 09/15/2021		9,717	9,418
5.275% due 11/15/2048		96	96
5.421% due 04/15/2047		1,853	1,918
5.922% due 06/15/2049		4,825	4,970

WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045		196	156
0.515% due 12/25/2045		358	285
0.535% due 10/25/2045		784	632
0.555% due 01/25/2045		291	243
0.858% due 02/25/2047		3,686	2,232
0.858% due 03/25/2047		3,054	1,780
0.898% due 01/25/2047		2,195	1,349
0.918% due 04/25/2047		2,154	1,526
0.968% due 12/25/2046		2,772	1,997
0.978% due 12/25/2046		1,407	838
1.147% due 02/25/2046		3,351	2,597
1.158% due 08/25/2046		20,076	12,926
1.347% due 11/25/2042		550	475
1.547% due 06/25/2042		721	587
1.547% due 08/25/2042		832	673
2.120% due 03/25/2033		125	123
2.160% due 01/25/2037		919	618
2.339% due 12/25/2036		583	402
2.390% due 02/27/2034		132	131
2.390% due 01/25/2047		388	300
2.452% due 04/25/2037		611	397
2.455% due 09/25/2033		4,072	4,105
2.506% due 09/25/2036		993	700
2.546% due 09/25/2033		1,690	1,708
2.552% due 02/25/2037 ^		1,557	1,008
2.589% due 06/25/2034		3,267	3,266
2.640% due 07/25/2046		384	299
2.640% due 08/25/2046		9,720	6,871
2.640% due 09/25/2046		710	543
2.640% due 11/25/2046		269	202
2.640% due 12/25/2046		1,468	1,089
2.713% due 02/25/2037		3,643	2,675
4.997% due 05/25/2037		1,417	969
5.178% due 02/25/2037		1,936	1,362
Washington Mutual Alternative Mortgage Pass-Through Certificates
1.117% due 05/25/2046		720	363
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033		52	45
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		337	299
2.623% due 12/25/2034		3,172	3,209
2.627% due 06/25/2035		4,932	4,949
2.629% due 07/25/2036		1,298	966
2.649% due 09/25/2034		464	468

Total Mortgage-Backed Securities (Cost $670,265)			617,842

ASSET-BACKED SECURITIES 5.7%
ACE Securities Corp.
0.305% due 10/25/2036		24	7
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		1,117	1,117
Ally Auto Receivables Trust
0.650% due 03/17/2014		3,902	3,904
AMMC CDO
0.692% due 05/03/2018		3,890	3,831
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		63	51
0.945% due 10/25/2031		391	295
0.945% due 08/25/2032		414	313
Amresco Residential Securities Mortgage Loan Trust
1.185% due 06/25/2029		99	80
ARES CLO Ltd.
0.717% due 02/24/2018		2,552	2,507
1.097% due 11/25/2020		15,800	15,337
Armstrong Loan Funding Ltd.
1.466% due 08/01/2016		1,245	1,240
Asset-Backed European Securitisation Transaction SRL
1.279% due 09/21/2020	EUR	12,129	15,382
Asset-Backed Funding Certificates
0.595% due 06/25/2034		$894	668
Asset-Backed Securities Corp. Home Equity
0.325% due 05/25/2037		231	176
0.520% due 09/25/2034		445	391
Aurum CLO Ltd.
1.167% due 04/15/2014		34	34
Avenue CLO Fund Ltd.
0.817% due 02/15/2017		5,230	5,175
Babson CLO Ltd.
0.787% due 11/15/2016		4,156	4,109
Bavarian Sky S.A.
1.234% due 01/15/2018	EUR	1,061	1,344
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		$16	16
0.315% due 12/25/2036		238	224

0.325% due 10/25/2036		47	43
0.905% due 10/25/2032		586	506
1.045% due 10/27/2032		82	70
1.245% due 10/25/2037		3,252	2,061
1.245% due 11/25/2042		54	47
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		251	238
0.565% due 10/25/2035		401	388
Chase Funding Mortgage Loan Asset-Backed Certificates
0.885% due 08/25/2032		39	29
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033		36	31
Citibank Omni Master Trust
2.992% due 08/15/2018		125,000	131,328
4.900% due 11/15/2018		25,143	27,469
5.350% due 08/15/2018		10,000	10,928
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036		95	94
0.305% due 07/25/2045		931	607
0.355% due 08/25/2036		160	153
Collegiate Funding Services Education Loan Trust
0.561% due 12/28/2021		1,385	1,375
Contimortgage Home Equity Trust
0.922% due 03/15/2027		1	1
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		164	162
0.325% due 10/25/2047		42	42
0.345% due 08/25/2037		10,077	9,458
0.345% due 09/25/2037		14	14
0.345% due 09/25/2047		6	6
0.425% due 09/25/2036		1,078	989
0.435% due 06/25/2036		623	570
0.725% due 12/25/2031		49	27
0.985% due 05/25/2032		239	193
1.105% due 05/25/2033		21	17
Countrywide Home Equity Loan Trust
0.382% due 01/15/2037		60	45
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		3	3
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		75	27
0.365% due 07/25/2037		707	563
Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029		34	26
Diamond Lake CLO Ltd.
5.509% due 12/01/2012		525	530
EMC Mortgage Loan Trust
0.615% due 05/25/2040		86	74
0.945% due 01/25/2041		1,352	1,059
Equity One ABS, Inc.
0.545% due 04/25/2034		608	434
0.805% due 11/25/2032		581	476
First CLO Ltd.
0.778% due 12/14/2016		320	318
0.816% due 07/27/2016		8	8
First Franklin Mortgage Loan Asset-Backed Certificates
0.615% due 12/25/2034		10	10
First NLC Trust
0.315% due 08/25/2037		694	207
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	26,769	26,420
1.793% due 09/15/2013		4,131	4,085
1.926% due 06/15/2013		837	823
1.960% due 07/15/2015		10,000	9,901
GCO Education Loan Funding Trust
0.547% due 11/25/2020		$650	648
Gracechurch Card Funding PLC
0.942% due 02/15/2017		73,000	73,130
Grayston CLO Ltd.
0.847% due 08/15/2016		165	164
Greenpoint Home Equity Loan Trust
0.602% due 01/15/2030		258	154
GSAMP Trust
0.315% due 12/25/2036		502	305
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032		62	61
Harvest CLO S.A.
1.587% due 03/29/2017	EUR	295	367
Home Equity Asset Trust
0.305% due 05/25/2037		$129	127
1.165% due 02/25/2033		1	1
HSBC Asset Loan Obligation
0.305% due 12/25/2036		148	55
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		1,231	1,132

Hyundai Capital Auto Funding Ltd.
1.243% due 09/20/2016		3,500	3,443
Illinois Student Assistance Commission
0.946% due 04/25/2017		3,893	3,898
Irwin Home Equity Corp.
0.785% due 07/25/2032		154	102
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		255	215
0.325% due 03/25/2037		156	152
Katonah Ltd.
0.788% due 09/20/2016		14,261	14,069
0.907% due 05/18/2015		686	683
Lehman ABS Mortgage Loan Trust
0.335% due 06/25/2037		588	245
Lehman XS Trust
0.395% due 04/25/2037		2,374	1,461
Leopard CLO BV
1.283% due 04/21/2020	EUR	4,433	5,394
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		$359	295
0.945% due 03/25/2032		65	51
Louisiana Public Facilities Authority
0.966% due 04/26/2021		3,807	3,809
Magnolia Funding Ltd.
3.000% due 04/20/2017	EUR	18,555	23,450
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		$4,008	4,010
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036		93	33
0.295% due 01/25/2037		468	95
0.325% due 05/25/2037		147	139
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		7	1
0.365% due 02/25/2037		454	141
Morgan Stanley ABS Capital
0.285% due 01/25/2037		11	11
0.305% due 05/25/2037		367	287
0.345% due 09/25/2036		45	36
1.045% due 07/25/2037		709	645
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		13	4
Nautique Funding Ltd.
0.717% due 04/15/2020		1,925	1,816
Nelnet Education Loan Funding, Inc.
0.607% due 08/26/2019		3,207	3,184
Nelnet Student Loan Trust
0.528% due 12/22/2016		78	77
1.166% due 07/25/2018		3,058	3,071
New Century Home Equity Loan Trust
0.425% due 05/25/2036		799	439
0.505% due 06/25/2035		82	81
Nissan Auto Receivables Owner Trust
0.540% due 10/15/2014		4,550	4,551
Olympic CLO Ltd.
0.947% due 05/15/2016		17	17
Option One Mortgage Loan Trust
0.305% due 07/25/2037		194	188
0.785% due 06/25/2032		31	25
0.785% due 08/25/2032		207	157
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		1,753	1,782
Park Place Securities, Inc.
0.505% due 09/25/2035		617	577
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		5,292	5,281
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		915	730
Renaissance Home Equity Loan Trust
0.605% due 11/25/2034		267	202
0.685% due 08/25/2033		1,041	870
0.745% due 12/25/2033		487	416
Residential Asset Mortgage Products, Inc.
0.805% due 06/25/2032		7	5
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		99	60
SACO, Inc.
0.365% due 05/25/2036		43	42
SC Germany Auto
0.511% due 07/10/2019	EUR	2,478	3,130
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		$102	85
0.375% due 05/25/2037 ^		1,199	618
Shasta CLO Ltd.
0.716% due 04/20/2013		560	556
SLC Student Loan Trust
0.498% due 09/15/2017		1,802	1,801
4.750% due 06/15/2033		5,916	5,686

SLM Student Loan Trust
0.466% due 07/25/2017		1,333	1,328
0.496% due 10/25/2019		1,947	1,947
0.536% due 04/27/2020		12,885	12,819
0.536% due 04/25/2022		25,519	25,452
0.546% due 07/25/2019		4,494	4,477
0.546% due 04/25/2023		6,043	6,025
0.556% due 04/25/2022		1,713	1,710
0.586% due 01/27/2025		7,000	6,884
0.596% due 04/25/2019		775	774
0.606% due 07/25/2018		14,404	14,403
0.606% due 01/27/2020		502	501
0.616% due 01/25/2021		13,041	13,026
0.945% due 01/25/2029		14,335	14,484
1.342% due 12/15/2021		6,359	6,372
1.566% due 10/25/2016		1,333	1,345
1.966% due 04/25/2023		19,357	20,009
2.350% due 04/15/2039		3,014	3,037
3.500% due 08/17/2043		21,238	20,894
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		266	243
0.925% due 01/25/2034		90	70
Structured Asset Securities Corp.
0.325% due 01/25/2037		59	59
0.345% due 01/25/2037		375	229
0.825% due 01/25/2033		1,181	1,013
1.745% due 04/25/2035		2,320	1,983
Volkswagen Car Lease
1.059% due 06/21/2016	EUR	3,089	3,915
1.479% due 08/21/2015		2,455	3,110
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		$107	68
Whitney CLO Ltd.
0.757% due 03/01/2017		1,779	1,768

Total Asset-Backed Securities (Cost $642,901)			630,261

SOVEREIGN ISSUES 7.5%
Bank of England Euro Note
1.375% due 03/07/2014		4,700	4,780
Emirate of Abu Dhabi Government International Bond
5.500% due 04/08/2014		2,100	2,269
Hydro Quebec
8.000% due 02/01/2013		63,452	66,172
Israel Government International Bond
4.625% due 06/15/2013		375	386
Japan Bank for International Cooperation
1.500% due 07/06/2012		17,800	17,801
Kommunalbanken A/S
0.566% due 10/21/2013		11,800	11,806
0.588% due 03/10/2014		24,100	24,107
0.661% due 04/01/2015		10,000	10,003
0.841% due 03/27/2017		18,400	18,405
1.000% due 02/09/2015		11,000	11,046
Kommuninvest Sverige AB
0.619% due 04/11/2014		16,850	16,832
Korea Development Bank
4.375% due 08/10/2015		1,000	1,068
Mexico Government International Bond
6.250% due 06/16/2016	MXN	4,194,140	331,435
Ontario Electricity Financial Corp.
7.450% due 03/31/2013		$242,875	255,095
Poland Government International Bond
6.250% due 07/03/2012		950	950
Province of Ontario
0.611% due 04/01/2015		15,110	15,111
0.950% due 05/26/2015		10,800	10,857
1.600% due 09/21/2016		15,100	15,394
4.100% due 06/16/2014		2,500	2,669
Qatar Government International Bond
5.150% due 04/09/2014		8,200	8,713
Republic of Korea
4.250% due 06/01/2013		4,240	4,357

Total Sovereign Issues (Cost $820,370)			829,256

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 07/30/2012 (c)		328	2,446

Total Preferred Securities (Cost $3,489)			2,446

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.4%
CERTIFICATES OF DEPOSIT 1.1%
Abbey National Treasury Services PLC
1.824% due 06/10/2013		$27,900	27,380
Banco Bradesco S.A.
1.955% due 01/24/2013		48,250	48,529
Banco do Brasil S.A.
0.000% due 03/26/2013		300	298
2.010% due 03/26/2013		18,400	18,279
Itau Unibanco Holding S.A.
0.000% due 11/13/2012		500	500
2.010% due 03/26/2013		29,000	28,501
Svenska Handelsbanken AB
0.916% due 01/18/2013		500	501

			123,988

COMMERCIAL PAPER 2.2%
BP Capital Markets PLC
0.780% due 04/18/2013		17,400	17,358
British Telecommunications PLC
1.130% due 10/29/2012		11,550	11,517
1.600% due 05/15/2013		14,225	14,068
1.640% due 05/15/2013		59,300	58,645
Daimler Finance North America LLC
0.480% due 08/13/2012		2,788	2,786
0.600% due 07/02/2012		2,000	2,000
Ecolab, Inc.
0.420% due 07/18/2012		4,000	3,999
0.450% due 07/13/2012		5,000	4,999
Newell Rubbermaid, Inc.
1.240% due 08/01/2012		27,700	27,671
1.500% due 10/03/2012		13,000	12,973
1.500% due 10/26/2012		8,070	8,047
Pacific Gas & Electric Co.
0.430% due 07/06/2012		13,100	13,099
Reed Elsevier Capital, Inc.
0.440% due 07/11/2012		2,250	2,250
0.460% due 07/12/2012		7,750	7,749
Spectra Energy Capital LLC
0.460% due 07/09/2012		8,900	8,899
Vodafone Group PLC
1.130% due 08/23/2012		19,130	19,099
1.200% due 06/11/2013		31,000	30,672

			245,831

REPURCHASE AGREEMENTS 0.6%
Banc of America Securities LLC
0.170% due 07/02/2012		49,200	49,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $50,218. Repurchase proceeds are $49,201.)
Barclays Capital, Inc.
0.150% due 07/02/2012		15,000	15,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $15,338. Repurchase proceeds are $15,000.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,857	4,857
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.625% due 12/31/2014 valued at $4,959. Repurchase proceeds are $4,857.)

			69,057

SHORT-TERM NOTES 0.7%
Holmes Master Issuer PLC
0.372% due 07/15/2012		18,200	18,224
0.442% due 01/15/2013		24,400	24,442
Pacific Gas & Electric Co.
0.917% due 11/20/2012		38,860	38,928

			81,594

JAPAN TREASURY BILLS 2.3%
0.099% due 08/02/2012 - 09/18/2012 (b)	JPY	20,250,000	253,300

U.S. TREASURY BILLS 0.1%
0.171% due 11/08/2012 - 06/27/2013 (b)(e)		$10,240	10,226

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 0.4%
PIMCO Short-Term Floating NAV Portfolio	4,982,441	49,924
PIMCO Short-Term Floating NAV Portfolio III	11,171	112

		50,036

Total Short-Term Instruments (Cost $833,102)		834,032

Total Investments 102.9% (Cost $11,471,281)		$11,442,784
Other Assets and Liabilities (Net) (2.9%)		(319,614)

Net Assets 100.0%		$11,123,170

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $37,941 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	On June 30, 2012, securities valued at $207,792 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)		Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%	)	06/06/2012	06/05/2014	$7,825	$(7,819)
	(1.000%	)	06/26/2012	06/05/2014	1,163	(1,163)
DEU	(0.750%	)	11/28/2011	11/28/2013	10,124	(10,078)
FOB	0.260%		06/27/2012	07/05/2012	55,039	(55,041)
	0.280%		06/29/2012	07/03/2012	121,541	(121,544)
MSC	(2.500%	)	06/29/2012	06/29/2014	4,000	(3,999)
SAL	(1.000%	)	06/25/2012	06/22/2014	1,955	(1,955)

						$(201,599)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $63,596 at a weighted average interest rate of (0.102%).

(g)	Securities with an aggregate market value of $160 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
30-Day Federal Funds August Futures	Short	08/2012	258	$(1)

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Abbey National Treasury Services PLC	JPM	(3.000%	)	03/20/2014	2.361%		$25,400	$(299)	$(423)	$124
Barclays Bank PLC	JPM	(1.000%	)	03/20/2014	1.287%		7,800	35	39	(4)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		2,300	54	68	(14)
ING Bank NV	BRC	(1.000%	)	12/20/2013	1.580%	EUR	4,800	50	150	(100)
ING Bank NV	DUB	(1.000%	)	12/20/2013	1.580%		5,000	51	130	(79)
Intesa Sanpaolo SpA	BRC	(3.000%	)	03/20/2014	4.116%		$11,100	192	682	(490)
Lloyds TSB Bank PLC	JPM	(3.000%	)	03/20/2014	1.899%		48,550	(952)	(840)	(112)
Morgan Stanley	BOA	(1.000%	)	03/20/2014	2.944%		12,300	395	467	(72)
Royal Bank of Scotland Group PLC	JPM	(3.000%	)	03/20/2014	2.058%		2,100	(36)	(33)	(3)
Royal Bank of Scotland Group PLC	MYC	(3.000%	)	03/20/2013	1.644%		56,000	(606)	(566)	(40)
Societe Generale S.A.	GST	(3.000%	)	06/20/2014	2.393%	EUR	9,300	(148)	188	(336)
Societe Generale S.A.	JPM	(3.000%	)	09/20/2013	2.136%		$4,300	(49)	104	(153)

								$(1,313)	$(34)	$(1,279)

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Altria Group, Inc.	CBK	1.000%	12/20/2013	0.286%	$1,000	$11	$12	$(1)
Anheuser-Busch InBev Worldwide, Inc.	JPM	1.000%	12/20/2012	0.306%	13,100	48	28	20
ArcelorMittal	MYC	1.000%	06/20/2014	3.328%	70,000	(3,078)	(1,054)	(2,024)
BHP Billiton Finance USA Ltd.	DUB	1.000%	12/20/2013	0.422%	10,000	89	123	(34)
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2013	0.422%	10,000	89	72	17
BP Capital Markets America, Inc.	CBK	5.000%	06/20/2015	0.876%	600	74	11	63
BP Capital Markets America, Inc.	GST	5.000%	06/20/2015	0.876%	2,100	257	(48)	305
BP Capital Markets America, Inc.	GST	5.000%	09/20/2015	0.907%	1,100	144	18	126
BP Capital Markets America, Inc.	JPM	5.000%	06/20/2015	0.876%	3,000	368	21	347
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	03/20/2014	0.690%	25,000	141	155	(14)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2014	0.690%	10,500	60	41	19
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	03/20/2014	0.690%	10,500	60	53	7
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2014	0.690%	11,100	63	83	(20)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2014	0.690%	25,000	142	75	67
Freeport-McMoRan Copper & Gold, Inc.	BPS	1.000%	03/20/2013	0.509%	19,200	75	258	(183)
Goldman Sachs Group, Inc.	JPM	1.000%	06/20/2013	1.666%	7,705	(47)	(140)	93
Rio Tinto Finance USA Ltd.	BOA	1.000%	06/20/2014	0.666%	13,447	93	(48)	141
Rio Tinto Finance USA Ltd.	DUB	1.000%	12/20/2012	0.402%	10,672	34	36	(2)
Rio Tinto Finance USA Ltd.	GST	1.000%	12/20/2012	0.402%	8,850	28	30	(2)
Rio Tinto Finance USA Ltd.	UAG	1.000%	06/20/2014	0.666%	900	6	(8)	14
Shell International Finance BV	CBK	1.000%	12/20/2012	0.380%	10,000	33	73	(40)
Teck Resources Ltd.	CBK	1.000%	03/20/2013	0.431%	19,600	88	257	(169)
Teck Resources Ltd.	MYC	1.000%	03/20/2013	0.431%	30,000	134	393	(259)

						$(1,088)	$441	$(1,529)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (6)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.261% based on the notional amount of currency received	02/04/2013	JPM	$16,550	EUR	12,500	$708	$(1,146)	$1,854
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.280% based on the notional amount of currency received	02/04/2013	JPM	6,314		4,800	232	(481)	713
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.214% based on the notional amount of currency received	04/15/2013	JPM	13,828		9,800	1,396	6	1,390
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.231% based on the notional amount of currency received	12/20/2013	JPM	29,219		22,002	1,259	(139)	1,398
Floating rate equal to 3-Month USD-LIBOR plus 0.475% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.260% based on the notional amount of currency received	01/31/2014	FBF	10,857		7,700	1,074	(104)	1,178
Floating rate equal to 3-Month USD-LIBOR plus 0.504% based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR plus 0.300% based on the notional amount of currency received	05/30/2014	FBF	10,826		7,700	1,033	(134)	1,167

							$5,702	$(1,998)	$7,700

(6) At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	BRC	$22,687,800	$36	$0	$36
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	CBK	9,819,500	16	0	16
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	GLM	9,843,900	16	0	16
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.180%	03/20/2013	UAG	3,769,700	6	0	6
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.190%	06/19/2013	BRC	5,000,000	(4,243)	0	(4,243)
Pay	1-Day USD-Federal Funds Rate Compounded-OIS	0.190%	06/19/2013	GLM	5,000,000	(4,243)	0	(4,243)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	BRC	22,687,800	(171)	(105)	(66)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	CBK	9,819,500	(74)	(216)	142
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	GLM	9,843,900	(74)	1,486	(1,560)
Receive	3-Month USD-LIBOR	0.520%	03/20/2013	UAG	3,769,700	(29)	0	(29)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	BRC	5,000,000	(1,328)	0	(1,328)
Receive	3-Month USD-LIBOR	0.645%	06/19/2013	GLM	5,000,000	(1,328)	0	(1,328)

						$(11,416)	$1,165	$(12,581)

(i)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
U.S. Treasury Bills	0.105%	06/27/2013	$2,000	$1,996	$(1,996)

(j)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	29,337		$38,426	BOA	$1,296	$0	$1,296
07/2012		40,515		57,211	BPS	5,934	0	5,934
07/2012		144,414		193,015	BRC	10,240	0	10,240
07/2012		5,004		6,558	BSN	225	0	225
07/2012		29,898		41,944	CBK	4,104	0	4,104
07/2012		252,536		320,312	DUB	772	(76)	696
07/2012		106,299		134,787	HUS	384	(121)	263
07/2012		214,895		289,811	JPM	17,834	0	17,834
07/2012		66,688		83,975	MSC	0	(427)	(427)
07/2012		153,568		204,194	RBC	9,834	0	9,834
07/2012		85,668		112,399	RYL	3,975	0	3,975
07/2012		2,953		3,821	UAG	98	(14)	84
07/2012	GBP	201		315	BPS	0	0	0
07/2012		2,067		3,262	GSC	25	0	25
07/2012		2,067		3,259	HUS	22	0	22
07/2012		$9,869	AUD	10,141	WST	494	0	494
07/2012		41,475	EUR	29,337	BOA	0	(4,345)	(4,345)
07/2012		32,594		23,390	BPS	0	(2,991)	(2,991)
07/2012		221,755		173,610	BRC	0	(2,029)	(2,029)
07/2012		254,735		190,790	CBK	0	(13,265)	(13,265)
07/2012		160,768		122,780	DUB	0	(5,374)	(5,374)
07/2012		2,656		1,890	FBF	0	(264)	(264)
07/2012		2,650		2,006	HUS	0	(111)	(111)
07/2012		129,273		97,748	JPM	82	(5,643)	(5,561)
07/2012		69,572		52,315	MSC	0	(3,361)	(3,361)
07/2012		81,580		61,440	RBC	101	(3,920)	(3,819)
07/2012		22,684		16,715	RYL	27	(1,556)	(1,529)
07/2012		60,945		45,638	UAG	0	(3,184)	(3,184)
07/2012		6,765	GBP	4,335	UAG	25	0	25
08/2012	AUD	10,774		$10,009	CBK	0	(980)	(980)
08/2012	BRL	2,134		1,092	BRC	36	0	36
08/2012	GBP	4,335		6,764	UAG	0	(25)	(25)
08/2012	JPY	4,000,000		50,452	BRC	390	0	390
08/2012		8,750,000		107,630	CBK	0	(1,886)	(1,886)
08/2012	MXN	99,561		7,164	BRC	0	(269)	(269)
08/2012		570,144		41,083	CBK	0	(1,480)	(1,480)
08/2012		325,329		23,257	HUS	0	(1,030)	(1,030)
08/2012		1,332,617		94,477	MSC	0	(5,007)	(5,007)
08/2012		$957	MXN	13,128	DUB	23	0	23
08/2012		969		13,029	HUS	3	0	3
08/2012		960		13,162	JPM	23	0	23
08/2012		920		12,692	UAG	27	0	27
09/2012	CAD	182		$177	JPM	0	(1)	(1)
09/2012	JPY	7,576,535		95,704	BRC	820	0	820
09/2012		$3,408	CAD	3,477	JPM	1	0	1
09/2012		2,726		2,812	RBC	31	0	31
09/2012		28,174		28,960	UAG	222	0	222
10/2012	CNY	91,458		$14,568	HUS	195	0	195
10/2012		$14,381	CNY	91,458	CBK	0	(8)	(8)
01/2013	DKK	407,291		$69,198	BPS	0	(477)	(477)
01/2013		86,224		14,573	DUB	0	(177)	(177)
02/2013	CNY	60,735		9,677	HUS	163	0	163
02/2013		181,499		28,700	JPM	271	0	271
02/2013		$10,730	CNY	67,909	DUB	0	(93)	(93)
02/2013		12,609		80,000	JPM	0	(79)	(79)
02/2013		14,852		94,324	RYL	0	(77)	(77)
08/2013	CNY	60,000		$9,536	HUS	189	0	189
08/2013		$3,831	CNY	24,000	DUB	0	(93)	(93)
08/2013		2,703		17,000	RYL	0	(55)	(55)
08/2013		3,027		19,000	UAG	0	(67)	(67)

						$57,866	$(58,485)	$(619)

(k)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$88,364	$0	$88,364
Corporate Bonds & Notes
Banking & Finance	0	3,067,409	0	3,067,409
Industrials	0	2,379,143	17,479	2,396,622
Utilities	0	280,721	0	280,721
Convertible Bonds & Notes
Industrials	0	36,400	0	36,400
Municipal Bonds & Notes
Arkansas	0	7,895	0	7,895
California	0	45,201	0	45,201
New Jersey	0	12,513	0	12,513
New York	0	73,845	0	73,845
South Carolina	0	6,726	0	6,726
U.S. Government Agencies	0	2,303,832	179,649	2,483,481
U.S. Treasury Obligations	0	29,770	0	29,770
Mortgage-Backed Securities	0	617,842	0	617,842
Asset-Backed Securities	0	602,251	28,010	630,261
Sovereign Issues	0	829,256	0	829,256
Preferred Securities
Banking & Finance	0	0	2,446	2,446
Short-Term Instruments
Certificates of Deposit	0	123,988	0	123,988
Commercial Paper	0	245,831	0	245,831
Repurchase Agreements	0	69,057	0	69,057
Short-Term Notes	0	81,594	0	81,594
Japan Treasury Bills	0	253,300	0	253,300
U.S. Treasury Bills	0	10,226	0	10,226
PIMCO Short-Term Floating NAV Portfolios	50,036	0	0	50,036

	$50,036	$11,165,164	$227,584	$11,442,784

Short Sales, at value	$0	$(1,996)	$0	$(1,996)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,343	0	1,343
Foreign Exchange Contracts	0	65,566	0	65,566
Interest Rate Contracts	0	74	142	216
	$0	$66,983	$142	$67,125

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4,152)	0	(4,152)
Foreign Exchange Contracts	0	(58,485)	0	(58,485)
Interest Rate Contracts	0	(8,486)	(4,311)	(12,797)

	$0	$(71,123)	$(4,311)	$(75,434)

Totals	$50,036	$11,159,028	$223,415	$11,432,479

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$18,947	$0	$0	$9	$0	$(2)	$0	$(18,954)	$0	$0
Industrials	17,436	0	0	(60)	0	103	0	0	17,479	103
U.S. Government Agencies	173,740	1,633	(7,470)	0	0	31	11,715	0	179,649	34
Mortgage-Backed Securities	286	0	(312)	0	5	21	0	0	0	0
Asset-Backed Securities	39,723	417	(3,471)	18	(33)	(1,096)	0	(7,548)	28,010	(1,143)
Preferred Securities Banking & Finance	2,456	0	0	0	0	(10)	0	0	2,446	(10)

	$252,588	$2,050	$(11,253)	$(33)	$(28)	$(953)	$11,715	$(26,502)	$227,584	$(1,016)
Financial Derivative Instruments (2) – Assets
Interest Rate Contracts	$204	$0	$0	$0	$0	$(62)	$0	$0	$142	$(62)

Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	$72	$0	$0	$0	$0	$(4,383)	$0	$0	$(4,311)	$(4,383)

Totals	$252,864	$2,050	$(11,253)	$(33)	$(28)	$(5,398)	$11,715	$(26,502)	$223,415	$(5,461)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$17,479	Third Party Vendor	Broker Quote	101.25
U.S. Government Agencies	508	Benchmark Pricing	Base Price	98.20 - 98.75
	179,141	Third Party Vendor	Broker Quote	99.50 - 101.34
Asset-Backed Securities	4,560	Third Party Vendor	Broker Quote	98.37 - 100.00
	23,450	Benchmark Pricing	Base Price	99.95 - 100.40
Preferred Securities
Banking & Finance	2,446	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	142	Indicative Market Quotations	Broker Quote	0.00
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(4,311)	Indicative Market Quotations	Broker Quote	(0.03) - 0.00

Total	$223,415

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Cap StocksPLUS® TR Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.4%
BANKING & FINANCE 20.0%
Ally Financial, Inc.
0.000% due 12/01/2012		$500	$493
4.500% due 02/11/2014		900	915
7.500% due 12/31/2013		100	106
7.500% due 09/15/2020		100	113
8.300% due 02/12/2015		100	109
American General Institutional Capital
8.125% due 03/15/2046		100	104
American International Group, Inc.
5.050% due 10/01/2015		400	425
5.450% due 05/18/2017		1,800	1,959
5.850% due 01/16/2018		300	333
6.400% due 12/15/2020		700	794
8.250% due 08/15/2018		4,700	5,691
Banco do Brasil S.A.
3.284% due 07/02/2014		200	201
Banco Santander Brasil S.A.
2.568% due 03/18/2014		600	577
4.250% due 01/14/2016		1,000	992
Banco Santander Chile
2.066% due 01/19/2016		1,000	945
Bank of America Corp.
0.797% due 08/15/2016		400	340
4.500% due 04/01/2015		1,700	1,754
5.650% due 05/01/2018		1,200	1,285
6.000% due 09/01/2017		10	11
6.500% due 08/01/2016		800	880
Bank of Montreal
2.850% due 06/09/2015		200	212
Bank of Nova Scotia
1.650% due 10/29/2015		100	102
Banque PSA Finance S.A.
2.361% due 04/04/2014		500	487
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	202
6.500% due 03/10/2021		200	203
7.250% due 04/22/2020		400	413
Bear Stearns Cos. LLC
7.250% due 02/01/2018		200	239
BNP Paribas S.A.
1.369% due 01/10/2014		1,000	980
Capital One Capital
10.250% due 08/15/2039		400	410
CBA Capital Trust
5.805% due 06/30/2015 (d)		2,500	2,539
6.024% due 03/15/2016 (d)		100	94
CIT Group, Inc.
5.250% due 04/01/2014		100	104
Citigroup, Inc.
1.919% due 01/13/2014		400	398
5.000% due 09/15/2014		1,700	1,744
5.625% due 08/27/2012		3,500	3,521
5.850% due 07/02/2013		100	105
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		1,600	1,565
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		300	250
Deutsche Bank AG
1.357% due 09/22/2015	EUR	300	347
Eksportfinans ASA
2.000% due 09/15/2015		$700	627
Export-Import Bank of Korea
4.000% due 01/29/2021		200	208
5.875% due 01/14/2015		600	658
FCE Bank PLC
7.125% due 01/15/2013	EUR	800	1,045
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		$400	446
8.000% due 12/15/2016		200	237
8.700% due 10/01/2014		100	114
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	700	787
1.466% due 02/07/2014		$2,400	2,372
5.250% due 07/27/2021		400	407
5.950% due 01/18/2018		100	107
6.150% due 04/01/2018		100	109
6.250% due 09/01/2017		100	109

International Lease Finance Corp.
6.750% due 09/01/2016		200	216
Intesa Sanpaolo SpA
2.867% due 02/24/2014		400	376
IPIC GMTN Ltd.
5.000% due 11/15/2020		300	322
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	100	126
6.000% due 01/15/2018		$30	34
7.900% due 04/30/2018 (d)		500	550
KeyBank N.A.
7.413% due 10/15/2027		3,600	4,047
Korea Finance Corp.
3.250% due 09/20/2016		600	618
LBG Capital PLC
7.875% due 11/01/2020		900	823
8.000% due 06/15/2020 (d)		200	170
Lloyds TSB Bank PLC
2.816% due 01/24/2014		1,000	1,006
Macquarie Bank Ltd.
6.625% due 04/07/2021		2,900	2,914
Macquarie Group Ltd.
7.300% due 08/01/2014		500	533
Merrill Lynch & Co., Inc.
6.400% due 08/28/2017		200	218
6.875% due 04/25/2018		100	112
Morgan Stanley
1.177% due 01/16/2017	EUR	200	218
6.250% due 08/28/2017		$100	103
National Australia Bank Ltd.
1.189% due 04/11/2014		2,300	2,302
Nationwide Building Society
6.250% due 02/25/2020		200	216
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		800	800
Northern Rock Asset Management PLC
5.625% due 06/22/2017		1,100	1,205
Pricoa Global Funding
0.661% due 09/27/2013		100	100
Principal Life Income Funding Trusts
5.550% due 04/27/2015		100	110
Rabobank Group
6.875% due 03/19/2020	EUR	4,100	5,074
11.000% due 06/30/2019 (d)		$75	95
RCI Banque S.A.
2.339% due 04/11/2014		1,500	1,459
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (d)		100	78
Scotland International Finance BV
4.250% due 05/23/2013		400	400
Springleaf Finance Corp.
6.900% due 12/15/2017		100	80
SSIF Nevada LP
1.167% due 04/14/2014		3,700	3,677
State Bank of India
4.500% due 10/23/2014		800	815
4.500% due 07/27/2015		100	102
Stone Street Trust
5.902% due 12/15/2015		200	205
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		200	185
Westpac Banking Corp.
1.191% due 03/31/2014		900	901
Weyerhaeuser Co.
7.375% due 03/15/2032		1,000	1,121

			70,479

INDUSTRIALS 3.6%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		1,400	1,412
Braskem Finance Ltd.
5.750% due 04/15/2021		300	310
7.000% due 05/07/2020		1,000	1,098
CSN Resources S.A.
6.500% due 07/21/2020		400	435
DP World Sukuk Ltd.
6.250% due 07/02/2017		1,100	1,193
Eli Lilly & Co.
4.200% due 03/06/2014		1,000	1,061
GTL Trade Finance, Inc.
7.250% due 10/20/2017		700	787
HCA, Inc.
7.875% due 02/15/2020		300	335

International Business Machines Corp.
5.700% due 09/14/2017	400	482
Kraft Foods, Inc.
6.125% due 02/01/2018	100	120
Reliance Holdings USA, Inc.
4.500% due 10/19/2020	700	659
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	2,900	2,924
UAL Pass-Through Trust
10.400% due 05/01/2018	73	83
UST LLC
5.750% due 03/01/2018	1,100	1,256
Vale Overseas Ltd.
5.625% due 09/15/2019	400	446

		12,601

UTILITIES 0.8%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	300	375
British Telecommunications PLC
1.593% due 12/20/2013	2,200	2,214
Petroleos Mexicanos
5.500% due 06/27/2044	100	102
TNK-BP Finance S.A.
6.625% due 03/20/2017	100	109

		2,800

Total Corporate Bonds & Notes (Cost $84,666)		85,880

MUNICIPAL BONDS & NOTES 5.9%
CALIFORNIA 2.4%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	500	592
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	3,500	4,382
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	400	518
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.943% due 07/01/2040	1,800	2,141
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	400	457

		8,231

COLORADO 1.4%
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	4,300	5,016

ILLINOIS 0.7%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2040	900	998
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,000	1,272

		2,270

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	137

NEW JERSEY 0.6%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	700	701
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,411

		2,112

NEW YORK 0.7%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,000	1,184
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,278

		2,576

OHIO 0.0%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047		100	85

TEXAS 0.1%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041		300	390

Total Municipal Bonds & Notes (Cost $17,197)			20,817

U.S. GOVERNMENT AGENCIES 66.8%
Fannie Mae
0.595% due 07/25/2037		432	433
0.625% due 07/25/2037		415	416
0.645% due 09/25/2035		550	547
0.695% due 09/25/2035		375	376
0.985% due 03/25/2040		735	742
1.250% due 01/30/2017		3,200	3,255
3.500% due 07/01/2042 - 08/01/2042		38,000	39,861
4.000% due 11/01/2024 - 08/01/2042		81,407	86,629
4.500% due 05/01/2039 - 08/01/2042		28,453	30,605
4.501% due 07/01/2019		969	1,107
5.000% due 02/13/2017 - 11/01/2041		5,599	6,133
5.375% due 06/12/2017		100	121
5.500% due 09/01/2023 - 07/01/2042		31,326	34,175
6.000% due 08/01/2042		100	110
7.500% due 04/01/2024 - 11/01/2037		986	1,190
Freddie Mac
0.285% due 12/25/2036		26	26
0.392% due 07/15/2019		21	20
0.952% due 10/15/2037		199	201
1.000% due 06/29/2017		3,200	3,213
2.375% due 01/13/2022		100	103
4.500% due 06/01/2039 - 09/01/2041		14,218	15,232
5.500% due 08/23/2017 - 05/01/2040		3,680	4,019
6.000% due 04/01/2040 - 07/01/2042		1,047	1,148
Ginnie Mae
6.000% due 12/15/2038		626	704
Small Business Administration
5.290% due 12/01/2027		117	133
5.720% due 01/01/2029		2,018	2,325
6.020% due 08/01/2028		2,004	2,346

Total U.S. Government Agencies (Cost $233,085)			235,170

U.S. TREASURY OBLIGATIONS 21.9%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016		104	109
0.625% due 07/15/2021 (f)		817	911
0.750% due 02/15/2042 (g)(h)		6,822	7,198
1.750% due 01/15/2028		3,185	4,002
2.000% due 01/15/2026 (f)(h)		6,260	8,009
2.375% due 01/15/2025		1,343	1,773
2.375% due 01/15/2027 (g)(h)		10,839	14,582
2.500% due 01/15/2029 (f)(g)(h)		8,359	11,631
U.S. Treasury Notes
0.750% due 06/30/2017 (a)		8,900	8,915
0.875% due 02/28/2017		1,500	1,514
1.000% due 03/31/2017		700	710
1.125% due 05/31/2019 (f)(g)(h)		15,200	15,236
1.250% due 04/30/2019		1,400	1,416
3.375% due 11/15/2019		1,000	1,158

Total U.S. Treasury Obligations (Cost $73,462)			77,164

MORTGAGE-BACKED SECURITIES 5.8%
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	2,411	3,055
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		$94	89
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		514	533
Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037		12	6
2.530% due 03/25/2036		1,299	1,061
5.328% due 08/25/2035		718	689
Countrywide Alternative Loan Trust
0.405% due 02/25/2047		50	30
0.445% due 06/25/2037		171	109
1.147% due 02/25/2036		18	12

Countrywide Home Loan Mortgage Pass-Through Trust
2.620% due 11/25/2034		21	17
2.709% due 02/20/2035		26	22
5.500% due 11/25/2035		225	203
European Loan Conduit
0.840% due 05/15/2019	EUR	1,686	1,829
Granite Mortgages PLC
1.121% due 01/20/2044		23	28
1.298% due 09/20/2044	GBP	155	235
1.393% due 01/20/2044		34	52
GS Mortgage Securities Corp.
1.103% due 03/06/2020		$52	52
1.260% due 03/06/2020		1,000	987
GSR Mortgage Loan Trust
5.132% due 11/25/2035		38	36
Harborview Mortgage Loan Trust
0.413% due 12/19/2036		1,644	892
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		194	200
4.717% due 02/15/2046		300	340
JPMorgan Mortgage Trust
2.875% due 08/25/2034		417	394
5.005% due 02/25/2035		16	16
5.314% due 07/25/2035		275	272
5.750% due 01/25/2036		64	59
Merrill Lynch Floating Trust
0.779% due 07/09/2021		3,349	3,283
Merrill Lynch Mortgage Investors, Inc.
5.248% due 09/25/2035		553	499
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049		288	298
Structured Adjustable Rate Mortgage Loan Trust
2.767% due 04/25/2035		523	411
Structured Asset Securities Corp.
2.797% due 10/28/2035		655	520
Titan Europe PLC
1.294% due 10/23/2016	GBP	1,450	1,965
WaMu Mortgage Pass-Through Certificates
0.898% due 01/25/2047		$54	36
2.640% due 09/25/2046		101	78
2.640% due 10/25/2046		96	72
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		1,010	848
5.413% due 12/25/2036		1,114	1,048

Total Mortgage-Backed Securities (Cost $21,681)			20,276

ASSET-BACKED SECURITIES 3.4%
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		8	7
Bear Stearns Asset-Backed Securities Trust
0.325% due 10/25/2036		2	2
0.445% due 12/25/2036		600	402
Citibank Omni Master Trust
2.992% due 08/15/2018		1,700	1,786
Citigroup Mortgage Loan Trust, Inc.
0.305% due 07/25/2045		62	41
0.355% due 08/25/2036		11	10
Countrywide Asset-Backed Certificates
0.425% due 09/25/2036		101	93
Credit-Based Asset Servicing and Securitization LLC
0.365% due 07/25/2037		18	15
Duane Street CLO
0.716% due 11/08/2017		2,272	2,234
Globaldrive BV
2.731% due 08/20/2017	EUR	948	1,217
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		$376	355
1.184% due 11/20/2036		873	858
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		20	17
Morgan Stanley ABS Capital
0.295% due 07/25/2036		8	2
Octagon Investment Partners Ltd.
0.827% due 12/02/2016		860	853
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	1,128	1,337
3.492% due 05/16/2044		$431	447
3.500% due 08/17/2043		524	516
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		11	3
South Texas Higher Education Authority, Inc.
0.961% due 10/01/2020		1,454	1,452

Venture CDO Ltd.
0.686% due 07/22/2021		400	376

Total Asset-Backed Securities (Cost $12,223)			12,023

SOVEREIGN ISSUES 3.9%
Canada Housing Trust
3.800% due 06/15/2021	CAD	300	334
Korea Development Bank
3.500% due 08/22/2017		$200	209
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	319
Mexico Government International Bond
6.250% due 06/16/2016	MXN	10,200	806
6.500% due 06/10/2021		22,000	1,792
6.500% due 06/09/2022		3,000	244
10.000% due 12/05/2024		8,200	863
Province of British Columbia
4.300% due 06/18/2042	CAD	100	117
Province of Ontario
0.950% due 05/26/2015		$3,100	3,116
3.150% due 06/02/2022	CAD	400	406
4.000% due 06/02/2021		900	980
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		100	109
Province of Quebec
2.750% due 08/25/2021		$2,400	2,490
3.500% due 12/01/2022	CAD	1,100	1,138
4.250% due 12/01/2021		100	110
4.500% due 12/01/2018		300	334
4.500% due 12/01/2020		100	112

Total Sovereign Issues (Cost $13,073)			13,589

	SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
DG Funding Trust
2.829% due 07/30/2012 (d)		2	15

Total Preferred Securities (Cost $21)			15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 16.2%
CERTIFICATES OF DEPOSIT 0.9%
Banco Bradesco S.A.
1.955% due 01/24/2013		$300	302
Banco do Brasil S.A.
0.000% due 08/17/2012		1,400	1,398
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		900	895
0.000% due 11/06/2012		400	400

			2,995

REPURCHASE AGREEMENTS 1.4%
Banc of America Securities LLC
0.170% due 07/02/2012		5,100	5,100

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $5,206. Repurchase proceeds are $5,100.)
JAPAN TREASURY BILLS 9.4%
0.098% due 08/27/2012 - 09/24/2012 (b)	JPY	2,640,000	33,022

U.S. TREASURY BILLS 0.1%
0.142% due 10/04/2012 (f)		$320	320

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 4.4%
PIMCO Short-Term Floating NAV Portfolio		1,553,498	15,566

Total Short-Term Instruments (Cost $57,228)			57,003

PURCHASED OPTIONS (j) 0.0%
(Cost $25)	0

Total Investments 148.3% (Cost $512,661)	$521,937
Written Options (k) (0.0%) (Premiums $801)	(57)
Other Assets and Liabilities (Net) (48.3%)	(170,047)

Net Assets 100.0%	$351,833

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

* A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $5,448 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Securities with an aggregate market value of $13,257 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	54	$13
90-Day Eurodollar March Futures	Long	03/2015	44	5
90-Day Eurodollar September Futures	Long	09/2015	8	5
Russell 2000 Mini Index September Futures	Long	09/2012	2,081	7,875
U.S. Treasury 10-Year Note September Futures	Long	09/2012	37	38

				$7,936

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $2,776 and cash of $75 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	$78,500	$435	$830

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$ 11,500	$(617)	$(829)

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	UAG	1.000%	06/20/2017	1.368%	$1,900	$(33)	$(39)	$6
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	1,200	(14)	(2)	(12)
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%	1,800	(21)	(5)	(16)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%	1,000	(4)	(10)	6
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.310%	1,800	(21)	(3)	(18)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%	500	(2)	(7)	5
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%	1,300	(15)	(2)	(13)
France Government Bond	BOA	0.250%	03/20/2016	1.447%	2,900	(125)	(88)	(37)
France Government Bond	GST	0.250%	03/20/2016	1.447%	3,900	(168)	(241)	73
France Government Bond	HUS	0.250%	09/20/2016	1.576%	300	(16)	(11)	(5)
France Government Bond	RYL	0.250%	12/20/2015	1.369%	700	(27)	(14)	(13)
France Government Bond	UAG	0.250%	12/20/2015	1.369%	2,900	(109)	(157)	48
France Government Bond	UAG	0.250%	09/20/2016	1.576%	100	(6)	(4)	(2)
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.454%	2,200	(35)	(23)	(12)
General Electric Capital Corp.	BRC	4.700%	12/20/2013	0.874%	1,700	99	0	99
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%	300	16	0	16
General Electric Capital Corp.	CBK	4.850%	12/20/2013	0.874%	900	54	0	54
General Electric Capital Corp.	DUB	4.750%	12/20/2013	0.874%	900	53	0	53
Indonesia Government International Bond	BOA	1.000%	06/20/2016	1.502%	800	(15)	(15)	0
Indonesia Government International Bond	BOA	1.000%	06/20/2021	2.405%	300	(32)	(22)	(10)
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%	600	(11)	(10)	(1)
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.502%	100	(2)	(2)	0
Indonesia Government International Bond	CBK	1.000%	06/20/2021	2.405%	100	(10)	(7)	(3)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%	200	(21)	(14)	(7)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%	200	(3)	(3)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.502%	100	(2)	(2)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.405%	600	(62)	(41)	(21)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	300	(31)	(21)	(10)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	300	4	4	0
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%	1,300	10	(9)	19
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%	300	2	(2)	4
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	700	10	6	4
Japan Government International Bond	MYC	1.000%	03/20/2017	0.845%	500	3	(4)	7
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%	1,200	(31)	(22)	(9)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%	400	(10)	(10)	0
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%	1,000	(97)	(57)	(40)
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.658%	400	(20)	(17)	(3)
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.151%	3,100	(18)	0	(18)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%	600	(2)	(4)	2
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%	2,000	(11)	5	(16)
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%	800	(3)	(6)	3
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%	1,000	(4)	(6)	2
Morgan Stanley	DUB	1.000%	06/20/2013	2.555%	1,800	(27)	(55)	28
Prudential Financial, Inc.	GST	1.000%	09/20/2016	2.211%	700	(34)	(14)	(20)
Republic of Germany	CBK	0.250%	12/20/2016	0.850%	200	(5)	(8)	3
Republic of Germany	GST	0.250%	12/20/2016	0.850%	400	(11)	(16)	5
Republic of Germany	UAG	0.250%	06/20/2016	0.739%	1,300	(25)	(44)	19
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	1,300	28	15	13
United Kingdom Gilt	CBK	1.000%	12/20/2016	0.555%	2,300	46	9	37
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%	200	4	4	0
United Kingdom Gilt	GST	1.000%	12/20/2016	0.555%	1,500	29	4	25
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%	400	9	2	7
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%	200	4	3	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%	500	11	3	8
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%	400	9	7	2

						$(694)	$(962)	$268

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe Senior Financials 17 Index	BRC	(1.000%	)	06/20/2017	EUR	4,200	$377	$273	$104
iTraxx Europe Senior Financials 17 Index	CBK	(1.000%	)	06/20/2017		600	54	39	15

							$431	$312	$119

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$5,400	$400	$508	$(108)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	1,000	74	131	(57)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	500	37	62	(25)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	96	0	0	0
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	193	2	0	2

					$513	$701	$(188)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,100	$1	$0	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		9,000	6	(5)	11
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		2,000	2	(1)	3
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		1,000	1	0	1
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		4,000	1	(2)	3
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		2,000	1	0	1

							$15	$(9)	$24

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	Russell 2000 Index	51,446	3-Month USD-LIBOR less a specified spread	$186,563	10/15/2012	JPM	$835

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on June 30, 2012:

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 08/01/2042	BRC	$96.125	08/06/2012	$39,000	$5	$0
Put - OTC Fannie Mae 4.500% due 08/01/2042	BRC	100.125	08/06/2012	151,000	18	0
Put - OTC Fannie Mae 5.500% due 08/01/2042	BRC	101.500	08/06/2012	20,000	2	0

					$25	$0

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	18	$5	$(5)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	18	4	(3)

				$9	$(8)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$2,600	$15	$0
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	3,300	13	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	11	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	200	1	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	500	2	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	4,800	34	(6)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	9	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,500	10	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	3,700	10	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	5,700	42	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	1,900	20	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,200	14	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,000	41	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	4,600	23	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	3,300	31	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	9,800	127	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	1,700	9	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	700	7	(12)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	700	14	(5)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,100	14	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,200	43	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	1,800	8	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,000	9	(16)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,000	19	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	2,900	12	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	8,700	121	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	800	5	0

							$788	$(48)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)10- Inflation Adjustment) or 0	09/29/2020	$300	$4	$(1)

(l) Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$5,000	$5,406	$(5,412)

(m)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	10,092		$13,045	BPS	$272	$0	$272
07/2012		4,308		5,587	BRC	135	0	135
07/2012		902		1,150	JPM	9	0	9
07/2012		548		687	UAG	0	(7)	(7)
07/2012	GBP	720		1,136	GSC	9	0	9
07/2012		719		1,134	HUS	8	0	8
07/2012	IDR	673,000		72	BRC	0	0	0
07/2012		61,882		7	GST	0	0	0
07/2012		10,920,372		1,160	HUS	4	(7)	(3)
07/2012		5,886,490		625	UAG	0	(2)	(2)
07/2012		$4,239	EUR	3,389	BPS	52	(2)	50
07/2012		255		200	CBK	0	(2)	(2)
07/2012		124		100	DUB	3	0	3
07/2012		535		420	HUS	0	(3)	(3)
07/2012		136		109	JPM	2	0	2
07/2012		326		256	RBC	0	(2)	(2)
07/2012		804		632	RYL	0	(5)	(5)
07/2012		259		200	UAG	0	(6)	(6)
07/2012		2,246	GBP	1,439	UAG	8	0	8
07/2012		71	IDR	673,000	BRC	1	0	1
07/2012		7		61,882	GST	0	0	0
07/2012		1,209		10,920,372	HUS	0	(46)	(46)
07/2012		620		5,886,490	UAG	6	0	6
07/2012		126	JPY	10,000	FBF	0	0	0
08/2012	BRL	400		$205	BRC	7	0	7
08/2012	EUR	1,805		2,253	BPS	0	(32)	(32)
08/2012	GBP	1,439		2,245	UAG	0	(8)	(8)
08/2012	JPY	1,030,000		13,033	CBK	138	0	138
08/2012	MXN	273		19	BRC	0	(1)	(1)
08/2012		11,027		784	CBK	0	(39)	(39)
08/2012		29,519		2,082	HUS	0	(122)	(122)
08/2012		16,433		1,176	MSC	0	(51)	(51)
08/2012	SGD	4		3	UAG	0	0	0
08/2012		$206	BRL	420	BRC	2	0	2
08/2012		569	MXN	7,450	JPM	1	(14)	(13)
08/2012		8		116	UAG	0	0	0
09/2012	CAD	3,756		$3,654	UAG	0	(29)	(29)
09/2012	JPY	10,000		126	BRC	1	0	1
09/2012		1,520,000		19,103	DUB	69	0	69
09/2012		30,000		378	FBF	2	0	2
09/2012		47,976		599	JPM	0	(2)	(2)
09/2012		81,109		1,025	UAG	10	(1)	9
02/2013	CNY	14,594		2,315	BRC	28	0	28
02/2013		$2,291	CNY	14,594	JPM	0	(4)	(4)

						$767	$(385)	$382

(n)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$70,278	$201	$70,479
Industrials	0	12,518	83	12,601
Utilities	0	2,800	0	2,800
Municipal Bonds & Notes
California	0	8,231	0	8,231
Colorado	0	5,016	0	5,016
Illinois	0	2,270	0	2,270
Nevada	0	137	0	137
New Jersey	0	2,112	0	2,112
New York	0	2,576	0	2,576
Ohio	0	85	0	85
Texas	0	390	0	390
U.S. Government Agencies	0	235,170	0	235,170
U.S. Treasury Obligations	0	77,164	0	77,164
Mortgage-Backed Securities	0	20,276	0	20,276
Asset-Backed Securities	0	12,023	0	12,023
Sovereign Issues	0	13,589	0	13,589
Preferred Securities
Banking & Finance	0	0	15	15
Short-Term Instruments
Certificates of Deposit	0	2,995	0	2,995
Repurchase Agreements	0	5,100	0	5,100
Japan Treasury Bills	0	33,022	0	33,022
U.S. Treasury Bills	0	320	0	320
PIMCO Short-Term Floating NAV Portfolio	15,566	0	0	15,566
	$15,566	$506,072	$299	$521,937
Short Sales, at value	$0	$(5,412)	$0	$(5,412)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,505	0	1,505
Equity Contracts	7,875	835	0	8,710
Foreign Exchange Contracts	0	767	0	767
Interest Rate Contracts	61	24	0	85
	$7,936	$3,131	$0	$11,067

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(476)	0	(476)
Foreign Exchange Contracts	0	(385)	0	(385)
Interest Rate Contracts	0	(885)	(1)	(886)

	$0	$(1,746)	$(1)	$(1,747)

Totals	$23,502	$502,045	$298	$525,845

(ii)	As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$198	$0	$0	$0	$0	$3	$0	$0	$201	$3
Industrials	88	0	(4)	0	0	(1)	0	0	83	0
U.S. Government Agencies	4,256	(4,257)	0	0	0	1	0	0	0	0
Preferred Securities
Banking & Finance	15	0	0	0	0	0	0	0	15	0

	$4,557	$(4,257)	$(4)	$0	$0	$3	$0	$0	$299	$3
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(1)	$0	$0	$0	$0	$0	$0	$0	$(1)	$0

Totals	$4,556	$(4,257)	$(4)	$0	$0	$3	$0	$0	$298	$3

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$201	Benchmark Pricing	Base Price	100.25
Industrials	83	Third Party Vendor	Broker Quote	114.13
Preferred Securities
Banking & Finance	15	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(1)	Indicative Market Quotations	Broker Quote	0.17

Total	$298

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 2.0%
Bausch & Lomb, Inc.
5.250% due 05/17/2019		$600	$597
Charter Communications, Inc.
4.000% due 05/15/2019		1,197	1,191
Colfax Corp.
4.500% due 01/13/2019		995	995
Health Management Associates, Inc.
4.500% due 11/18/2018		1,294	1,285
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018		995	1,002
Residential Cap LLC
5.000% due 11/18/2013		1,000	1,002
Springleaf Finance Corp.
5.500% due 05/10/2017		2,300	2,172

Total Bank Loan Obligations (Cost $8,090)			8,244

CORPORATE BONDS & NOTES 14.0%
BANKING & FINANCE 7.5%
American International Group, Inc.
5.850% due 01/16/2018		200	222
Banco Santander Chile
2.066% due 01/19/2016		100	94
Bank of America Corp.
5.650% due 05/01/2018		2,100	2,249
Bear Stearns Cos. LLC
7.250% due 02/01/2018		1,800	2,155
DNB Bank ASA
3.200% due 04/03/2017		1,000	1,013
Eksportfinans ASA
1.430% due 02/12/2013		600	588
1.600% due 03/20/2014	JPY	16,000	190
1.875% due 04/02/2013		$200	196
2.375% due 05/25/2016		400	356
3.000% due 11/17/2014		2,100	1,991
Export-Import Bank of Korea
2.268% due 03/21/2015		1,600	1,598
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		1,000	1,009
8.700% due 10/01/2014		500	571
Goldman Sachs Group, Inc.
7.500% due 02/15/2019		3,000	3,428
Goodman Funding Pty. Ltd.
6.000% due 03/22/2022		300	305
HSBC Bank PLC
2.000% due 01/19/2014		1,100	1,111
HSBC Holdings PLC
4.875% due 01/14/2022		800	887
International Lease Finance Corp.
5.000% due 09/15/2012		100	101
7.125% due 09/01/2018		500	554
JPMorgan Chase & Co.
4.400% due 07/22/2020		1,200	1,269
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (c)		100	105
Metropolitan Life Global Funding
3.875% due 04/11/2022		1,100	1,145
Morgan Stanley
5.500% due 01/26/2020		3,400	3,337
Prudential Covered Trust
2.997% due 09/30/2015		1,200	1,220
Royal Bank of Scotland Group PLC
6.934% due 04/09/2018	EUR	800	938
SLM Corp.
0.766% due 01/27/2014		$300	287
5.000% due 04/15/2015		200	203
5.375% due 05/15/2014		500	519
8.450% due 06/15/2018		1,200	1,350
Weyerhaeuser Co.
7.375% due 10/01/2019		1,500	1,776

			30,767

INDUSTRIALS 5.7%
Altria Group, Inc.
9.250% due 08/06/2019		1,600	2,227

American Tower Corp.
4.500% due 01/15/2018		700	741
5.050% due 09/01/2020		200	211
7.000% due 10/15/2017		700	815
Anadarko Petroleum Corp.
8.700% due 03/15/2019		1,500	1,964
Anglo American Capital PLC
9.375% due 04/08/2014		1,500	1,688
Boston Scientific Corp.
6.000% due 01/15/2020		1,600	1,912
Cellco Partnership
8.500% due 11/15/2018		1,400	1,919
Dow Chemical Co.
8.550% due 05/15/2019		100	133
El Paso Pipeline Partners Operating Co. LLC
5.000% due 10/01/2021		200	218
Georgia-Pacific LLC
5.400% due 11/01/2020		1,700	1,977
Kraft Foods Group, Inc.
1.625% due 06/04/2015		300	304
2.250% due 06/05/2017		100	103
MGM Resorts International
6.750% due 04/01/2013		2,200	2,263
NBCUniversal Media LLC
5.150% due 04/30/2020		2,400	2,762
Rio Tinto Finance USA Ltd.
8.950% due 05/01/2014		150	171
Rogers Communications, Inc.
6.800% due 08/15/2018		1,500	1,853
Transocean, Inc.
6.000% due 03/15/2018		1,800	2,014

			23,275

UTILITIES 0.8%
AES Corp.
7.750% due 03/01/2014		1,000	1,090
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	800	1,011
Verizon Communications, Inc.
6.100% due 04/15/2018		$800	976

			3,077

Total Corporate Bonds & Notes (Cost $55,059)			57,119

MUNICIPAL BONDS & NOTES 1.9%
CALIFORNIA 0.0%
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036		150	178

ILLINOIS 0.1%
Illinois State General Obligation Notes, Series 2010
4.071% due 01/01/2014		200	207

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045		300	336

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts General Obligation Bonds, (BABs), Series 2010
4.500% due 08/01/2031		100	109

NEW YORK 1.4%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.668% due 11/15/2039		1,000	1,283
6.814% due 11/15/2040		200	261
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.846% due 06/01/2040		900	1,115
6.271% due 12/01/2037		100	128
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044		200	262
6.124% due 06/15/2042		100	114
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.250% due 06/15/2044		1,150	1,305
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2038		800	900
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040		150	177

			5,545

OHIO 0.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	700	971
Ohio State University Revenue Bonds, Series 2011
4.800% due 06/01/2111	300	332

		1,303

PENNSYLVANIA 0.0%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041	100	114

Total Municipal Bonds & Notes (Cost $7,510)		7,792

U.S. GOVERNMENT AGENCIES 24.4%
Fannie Mae
0.615% due 05/25/2037	232	232
0.795% due 09/25/2041	854	858
0.915% due 03/25/2038	1,834	1,851
0.945% due 07/25/2036	46	46
2.500% due 03/01/2027 - 08/01/2027	1,005	1,035
2.900% due 06/01/2020	1,300	1,356
3.500% due 10/01/2013 - 08/01/2042	8,370	8,819
4.000% due 01/01/2015 - 08/01/2042	6,587	7,011
4.500% due 12/01/2033 - 08/01/2042	26,280	28,236
5.000% due 06/01/2035 - 08/01/2042	17,923	19,427
5.500% due 12/01/2036 - 08/01/2042	17,727	19,338
5.805% due 03/25/2037 (a)	922	134
5.905% due 11/25/2039 (a)	872	126
6.000% due 05/01/2024	1,538	1,691
6.135% due 03/25/2037 (a)	1,785	280
6.955% due 02/25/2037 (a)	571	107
9.591% due 11/25/2040	217	227
Freddie Mac
0.762% due 12/15/2041	2,261	2,270
0.792% due 01/15/2042	2,306	2,317
1.000% due 03/08/2017	2,200	2,216
5.000% due 04/15/2041	400	476
5.500% due 03/15/2034	704	796
6.328% due 09/15/2036 (a)	787	131
6.662% due 04/15/2042	344	348
9.216% due 01/15/2042	176	177
10.377% due 02/15/2040	374	384
12.475% due 02/15/2041	46	48

Total U.S. Government Agencies (Cost $99,309)		99,937

U.S. TREASURY OBLIGATIONS 49.8%
U.S. Treasury Bonds
3.750% due 08/15/2041	7,300	8,819
U.S. Treasury Inflation Protected Securities (b)
0.125% due 01/15/2022	7,726	8,191
U.S. Treasury Notes
0.125% due 08/31/2013	14,700	14,678
0.500% due 08/15/2014 (e)	36,800	36,932
0.875% due 12/31/2016	4,300	4,341
0.875% due 01/31/2017	10,300	10,395
0.875% due 02/28/2017	6,700	6,762
1.000% due 08/31/2016	30,000	30,490
1.125% due 05/31/2019	3,100	3,107
1.250% due 04/30/2019	1,300	1,315
1.500% due 08/31/2018 (f)	37,000	38,206
1.500% due 03/31/2019	8,200	8,437
2.000% due 11/15/2021	30,900	32,066

Total U.S. Treasury Obligations (Cost $201,072)		203,739

MORTGAGE-BACKED SECURITIES 7.0%
American Home Mortgage Investment Trust
2.736% due 02/25/2045	752	655
Banc of America Funding Corp.
5.500% due 08/25/2035	55	56
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	4,117	3,903
5.807% due 02/24/2051	200	222
Banc of America Mortgage Securities, Inc.
2.938% due 01/25/2035	266	233
2.966% due 02/25/2034	191	177
3.120% due 05/25/2033	510	468
5.375% due 06/25/2035	224	209

Bear Stearns Adjustable Rate Mortgage Trust
2.520% due 02/25/2036	164	141
5.145% due 08/25/2035	427	428
Citigroup Commercial Mortgage Trust
5.810% due 06/14/2050	150	168
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	814	718
2.580% due 10/25/2035	122	107
Countrywide Home Loan Mortgage Pass-Through Trust
0.575% due 02/25/2035	116	70
2.776% due 10/20/2034	226	180
Credit Suisse First Boston Mortgage Securities Corp.
5.000% due 07/25/2020	219	221
5.000% due 11/25/2034	48	48
Credit Suisse Mortgage Capital Certificates
5.781% due 04/12/2049	125	128
Deutsche ALT-A Securities, Inc.
0.745% due 02/25/2035	1,578	1,232
DLJ Commercial Mortgage Corp.
6.040% due 11/12/2031	266	270
G-Force LLC
5.158% due 12/25/2039	314	311
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^	4	4
GS Mortgage Securities Corp.
5.162% due 12/10/2043	1,200	1,393
GSR Mortgage Loan Trust
2.626% due 11/25/2035	392	348
2.659% due 09/25/2035	900	728
2.664% due 12/25/2034	211	204
5.132% due 11/25/2035	150	145
5.250% due 07/25/2035	376	369
5.500% due 01/25/2037	1,164	1,129
JPMorgan Chase Commercial Mortgage Securities Corp.
2.142% due 11/15/2028	1,400	1,407
JPMorgan Mortgage Trust
2.764% due 07/25/2035	1,875	1,692
LB-UBS Commercial Mortgage Trust
6.314% due 04/15/2041	1,400	1,672
Merrill Lynch Mortgage Investors, Inc.
2.227% due 02/25/2033	634	631
MLCC Mortgage Investors, Inc.
1.986% due 10/25/2035	94	87
Morgan Stanley Capital, Inc.
4.661% due 06/15/2044	250	281
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036	79	66
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037	884	805
RBSCF Trust
5.336% due 05/16/2047	220	240
5.420% due 01/16/2049	150	167
5.467% due 09/16/2039	600	661
5.695% due 09/16/2040	150	167
6.076% due 06/16/2049	200	228
6.097% due 02/16/2051	300	338
Sequoia Mortgage Trust
1.241% due 05/20/2034	438	375
Structured Asset Securities Corp.
0.745% due 12/25/2033	57	56
2.718% due 02/25/2034	1,436	1,310
5.000% due 05/25/2035	728	736
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047	1,474	1,470
Wachovia Bank Commercial Mortgage Trust
5.927% due 06/15/2049	500	547
WaMu Mortgage Pass-Through Certificates
2.640% due 08/25/2046	595	421
Wells Fargo Mortgage-Backed Securities Trust
2.612% due 02/25/2035	1,044	948

Total Mortgage-Backed Securities (Cost $26,596)		28,570

ASSET-BACKED SECURITIES 1.0%
Callidus Debt Partners Fund Ltd.
0.967% due 05/15/2015	399	395
Conseco Finance Securitizations Corp.
6.681% due 12/01/2033	377	395
EFS Volunteer LLC
0.845% due 10/25/2021	800	799
IXIS Real Estate Capital Trust
0.585% due 02/25/2036	203	175

JPMorgan Mortgage Acquisition Corp.
0.435% due 05/25/2035		352	316
Morgan Stanley Dean Witter Capital
1.225% due 02/25/2033		753	605
SLM Student Loan Trust
0.932% due 06/17/2024	EUR	1,033	1,222

Total Asset-Backed Securities (Cost $3,893)			3,907

SOVEREIGN ISSUES 0.7%
Russia Government International Bond
4.500% due 04/04/2022		$1,800	1,890
5.625% due 04/04/2042		1,000	1,073

Total Sovereign Issues (Cost $2,763)			2,963

SHORT-TERM INSTRUMENTS 10.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		538	538

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $551. Repurchase proceeds are $538.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 10.4%
PIMCO Short-Term Floating NAV Portfolio		2,607,606	26,128
PIMCO Short-Term Floating NAV Portfolio III		1,619,891	16,204

			42,332

Total Short-Term Instruments (Cost $42,872)			42,870

PURCHASED OPTIONS (h) 0.1%
(Cost $571)			390

Total Investments 111.4% (Cost $447,735)			$455,531
Written Options (i) (0.2%) (Premiums $1,011)			(897)
Other Assets and Liabilities (Net) (11.2%)			(45,714)

Net Assets 100.0%			$408,920

Notes to Schedule of Investments (amounts in thousands*, except units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $555 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $250 and cash of $20 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	13,100	$92	$102
Pay	3-Month CAD Bank Bill	2.250%	12/15/2016		9,200	87	52
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$200	(2)	0
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		100	(3)	0

						$174	$154

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017	EUR	1,800	$161	$176	$(15)

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
MCDX-17 5-Year Index	CBK	1.000%	12/20/2016	$3,800	$(93)	$(147)	$54
MCDX-17 5-Year Index	GST	1.000%	12/20/2016	2,200	(54)	(78)	24

					$(147)	$(225)	$78

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums (Received)	Unrealized Appreciation
Republic of Korea	FBF	1.000%	12/20/2012	0.310%	$100	$0	$(1)	$1
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%	100	1	(1)	2

						$1	$(2)	$3

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	34,100	$564	$(11)	$575
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		11,100	195	8	187

							$759	$(3)	$762

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	ERAUSST Index	258,603	1-Month USD-LIBOR less a specified spread	$385,416	09/28/2012	BOA	$17,188

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(h)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.550%	07/11/2012	$3,200	$31	$60
Call - OTC 30-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.300%	08/08/2012	3,200	73	28

							$104	$88

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus USD	BRC	$1.260	08/23/2012	EUR	9,800	$321	$167

Straddle Options
Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount		Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012		$700	$62	$57
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012		800	68	62
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012		200	16	16

						$146	$135

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(i)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	$22,000	$229	$(360)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	22,000	394	(137)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	2,600	31	(74)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	2,600	49	(9)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	8,400	97	(238)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	8,400	163	(29)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	1,600	22	(45)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	1,600	26	(5)

							$1,011	$(897)

(j)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.500%	07/01/2027	$3,000	$3,163	$(3,171)
Fannie Mae	4.000%	07/01/2027	2,000	2,121	(2,127)

				$5,284	$(5,298)

(k)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	2,390		$2,326	FBF	$0	$(116)	$(116)
07/2012	EUR	2,771		3,465	BPS	5	(47)	(42)
07/2012		730		910	DUB	0	(14)	(14)
07/2012		4,510		5,879	UAG	173	(2)	171
07/2012	JPY	166,975		2,100	UAG	11	0	11
07/2012		$1,701	EUR	1,335	BPS	0	(11)	(11)
07/2012		1,702		1,335	JPM	0	(13)	(13)
07/2012		312		249	UAG	3	0	3
08/2012		3,333		2,670	BPS	46	0	46
09/2012	JPY	14,835		$190	BPS	4	0	4
09/2012		$4,801	CAD	4,935	UAG	38	0	38
10/2012		973	CNY	6,200	CBK	1	0	1
10/2012		5,650		35,798	HUS	0	(24)	(24)
10/2012		8,400		53,474	JPM	4	0	4
02/2013		495		3,156	JPM	0	(1)	(1)

						$285	$(228)	$57

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,244	$0	$8,244
Corporate Bonds & Notes
Banking & Finance	0	30,767	0	30,767
Industrials	0	23,275	0	23,275
Utilities	0	3,077	0	3,077
Municipal Bonds & Notes
California	0	178	0	178
Illinois	0	207	0	207
Louisiana	0	336	0	336
Massachusetts	0	109	0	109
New York	0	5,545	0	5,545
Ohio	0	1,303	0	1,303
Pennsylvania	0	114	0	114
U.S. Government Agencies	0	99,937	0	99,937
U.S. Treasury Obligations	0	203,739	0	203,739
Mortgage-Backed Securities	0	28,259	311	28,570
Asset-Backed Securities	0	3,907	0	3,907
Sovereign Issues	0	2,963	0	2,963
Short-Term Instruments
Repurchase Agreements	0	538	0	538
PIMCO Short-Term Floating NAV Portfolios	42,332	0	0	42,332
Purchased Options
Foreign Exchange Contracts	0	167	0	167
Interest Rate Contracts	0	88	135	223
	$42,332	$412,753	$446	$455,531

Short Sales, at value	$0	$(5,298)	$0	$(5,298)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	81	0	81
Equity Contracts	0	17,188	0	17,188
Foreign Exchange Contracts	0	285	0	285
Interest Rate Contracts	0	916	0	916
	$0	$18,470	$0	$18,470

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(15)	0	(15)
Foreign Exchange Contracts	0	(228)	0	(228)
Interest Rate Contracts	0	(897)	0	(897)

	$0	$(1,140)	$0	$(1,140)

Totals	$42,332	$424,785	$446	$467,563

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$1,599	$0	$0	$0	$0	$(1)	$0	$(1,598)	$0	$0
U.S. Government Agencies	395	(395)	0	0	0	0	0	0	0	0
Mortgage-Backed Securities	363	0	(53)	0	2	(1)	0	0	311	0
Purchased Options
Interest Rate Contracts	0	147	0	0	0	(12)	0	0	135	(12)

Totals	$2,357	$(248)	$(53)	$0	$2	$(14)	$0	$(1,598)	$446	$(12)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Mortgage-Backed Securities	$311	Third Party Vendor	Broker Quote	99.00
Purchased Options
Interest Rate Contracts	135	Indicative Market Quotations	Broker Quote	7.79 - 8.14

Total	$446

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.1%
Springleaf Finance Corp.
5.500% due 05/10/2017		$12,400	$11,709

Total Bank Loan Obligations (Cost $12,031)			11,709

CORPORATE BONDS & NOTES 21.1%
BANKING & FINANCE 14.3%
Abbey National Treasury Services PLC
2.046% due 04/25/2014		2,000	1,915
Ally Financial, Inc.
3.868% due 06/20/2014		900	896
4.500% due 02/11/2014		900	915
8.300% due 02/12/2015		2,000	2,185
American Express Co.
4.875% due 07/15/2013		300	312
American Express Credit Corp.
1.750% due 06/12/2015		1,200	1,215
7.300% due 08/20/2013		1,700	1,818
BNP Paribas S.A.
0.869% due 04/08/2013		500	496
BPCE S.A.
2.216% due 02/07/2014		11,700	11,570
BRFkredit A/S
0.717% due 04/15/2013		8,400	8,403
Citigroup, Inc.
0.738% due 06/09/2016		3,800	3,295
1.116% due 05/31/2017	EUR	600	626
2.467% due 08/13/2013		$12,800	12,893
Ford Motor Credit Co. LLC
7.000% due 04/15/2015		3,200	3,564
8.700% due 10/01/2014		4,800	5,477
General Electric Capital Corp.
0.618% due 12/28/2018		7,600	6,600
Goldman Sachs Group, Inc.
0.866% due 07/22/2015		400	370
0.918% due 03/22/2016		2,000	1,811
1.466% due 02/07/2014		9,900	9,786
HSBC USA, Inc.
2.375% due 02/13/2015		6,000	6,073
ING Bank NV
1.868% due 06/09/2014		1,300	1,283
International Lease Finance Corp.
6.375% due 03/25/2013		2,187	2,242
Intesa Sanpaolo SpA
2.867% due 02/24/2014		1,800	1,691
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		700	653
Lloyds TSB Bank PLC
2.816% due 01/24/2014		4,200	4,225
Morgan Stanley
0.769% due 01/09/2014		800	761
0.947% due 10/15/2015		24,600	21,932
National Australia Bank Ltd.
0.969% due 07/08/2014		2,300	2,321
1.189% due 04/11/2014		7,300	7,307
SLM Corp.
0.992% due 06/17/2013	EUR	2,000	2,468
5.125% due 08/27/2012		$900	903
5.375% due 01/15/2013		500	511
Societe Generale S.A.
1.519% due 04/11/2014		500	484
SSIF Nevada LP
1.167% due 04/14/2014		11,700	11,628
UBS AG
1.466% due 01/28/2014		1,700	1,691
Wachovia Corp.
0.837% due 10/15/2016		4,500	4,282
Wells Fargo & Co.
7.980% due 03/15/2018 (d)		2,600	2,866
Westpac Banking Corp.
1.191% due 03/31/2014		3,600	3,603

			151,071

INDUSTRIALS 6.7%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014	4,600	4,640
Daimler Finance North America LLC
1.071% due 03/28/2014	13,300	13,275
1.668% due 09/13/2013	1,200	1,208
DISH DBS Corp.
6.625% due 10/01/2014	1,000	1,077
7.125% due 02/01/2016	200	221
7.750% due 05/31/2015	12,800	14,272
EOG Resources, Inc.
1.216% due 02/03/2014	4,400	4,439
Hanson Australia Funding Ltd.
5.250% due 03/15/2013	900	925
HCA, Inc.
5.750% due 03/15/2014	3,419	3,594
HJ Heinz Co.
5.350% due 07/15/2013	8,300	8,701
Macy’s Retail Holdings, Inc.
7.875% due 07/15/2015	300	351
Masco Corp.
5.875% due 07/15/2012	700	701
Pemex Project Funding Master Trust
1.067% due 12/03/2012	3,600	3,593
PulteGroup, Inc.
5.250% due 01/15/2014	400	413
Sanofi
0.661% due 03/28/2013	4,800	4,815
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	1,500	1,470
Time Warner Cable, Inc.
5.400% due 07/02/2012	3,600	3,600
Volkswagen International Finance NV
0.911% due 10/01/2012	4,300	4,303

		71,598

UTILITIES 0.1%
NRG Energy, Inc.
8.250% due 09/01/2020	700	728
Qwest Corp.
3.718% due 06/15/2013	500	501

		1,229

Total Corporate Bonds & Notes (Cost $221,541)		223,898

MUNICIPAL BONDS & NOTES 1.4%
NEW JERSEY 1.4%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	15,200	15,216

Total Municipal Bonds & Notes (Cost $15,200)		15,216

U.S. GOVERNMENT AGENCIES 50.0%
Fannie Mae
0.365% due 03/25/2034	745	741
0.495% due 05/25/2037	1,802	1,803
0.595% due 03/25/2037 - 07/25/2037	2,205	2,209
0.605% due 03/25/2037	1,214	1,216
0.625% due 07/25/2037	1,705	1,710
0.645% due 05/25/2031 - 09/25/2035	2,150	2,140
0.655% due 09/25/2035	2,842	2,827
0.690% due 02/25/2037	2,389	2,395
0.875% due 05/25/2040	4,210	4,249
0.945% due 10/25/2037	3,258	3,286
0.965% due 06/25/2037	1,108	1,116
0.975% due 06/25/2040	15,739	15,832
0.985% due 03/25/2040	3,096	3,128
0.995% due 03/25/2038 - 01/25/2040	29,500	29,870
1.065% due 12/25/2039	2,406	2,438
1.125% due 04/27/2017 (h)(i)	2,400	2,427
1.145% due 07/25/2039	2,285	2,312
1.250% due 01/30/2017	1,000	1,017
1.353% due 07/01/2044	157	159
2.053% due 11/01/2035	259	270
2.413% due 04/01/2018	4	4
2.475% due 05/01/2022	2	2
2.578% due 04/01/2035	1,285	1,360

2.675% due 12/01/2033	408	434
4.000% due 06/01/2013 - 08/01/2042	58,032	61,758
4.278% due 11/01/2028	27	30
4.331% due 11/01/2027	23	25
4.346% due 04/01/2028	20	21
4.372% due 07/01/2028	19	21
4.498% due 11/01/2028	33	36
4.500% due 04/01/2029 - 08/01/2042	201,478	216,373
4.506% due 12/01/2036	909	960
4.636% due 09/01/2034	692	746
4.733% due 02/01/2027	3	3
5.000% due 12/01/2023 - 10/01/2041	45,414	49,447
5.250% due 09/15/2016 (i)	100	118
5.500% due 12/01/2034	335	370
5.719% due 08/01/2029	18	19
6.000% due 06/01/2017 - 08/01/2042	20,694	22,897
7.000% due 02/01/2015 - 03/01/2015	158	165
7.500% due 09/01/2015 - 05/01/2016	164	174
8.000% due 03/01/2030 - 07/01/2031	62	66
Freddie Mac
0.542% due 02/15/2037	202	202
0.572% due 02/15/2037	446	447
0.582% due 02/15/2037	795	797
0.592% due 12/15/2030	88	88
0.642% due 06/15/2018	145	145
0.792% due 07/15/2041	11,203	11,247
0.812% due 06/15/2041	10,665	10,715
0.842% due 10/15/2037	617	621
0.852% due 07/15/2037	3,978	4,003
0.912% due 08/15/2037	3,757	3,783
0.942% due 08/15/2037	7,830	7,894
0.952% due 10/15/2037	1,875	1,889
0.962% due 05/15/2037 - 09/15/2037	8,464	8,518
0.992% due 08/15/2036	1,462	1,475
1.092% due 11/15/2039 - 12/15/2039	1,331	1,345
1.097% due 01/15/2038	2,393	2,420
1.353% due 02/25/2045	1,120	1,087
1.897% due 06/01/2022	6	6
2.238% due 12/01/2022	18	19
2.683% due 06/01/2035	1,554	1,660
3.087% due 07/01/2019	148	150
4.500% due 08/01/2042	1,000	1,068
5.000% due 12/01/2026 - 08/01/2041	1,553	1,673
5.500% due 07/01/2038	258	280
6.000% due 03/01/2016 - 02/01/2034	1,848	2,071
6.500% due 10/25/2043	1,380	1,567
8.500% due 04/01/2025	2	2
Ginnie Mae
0.644% due 09/20/2030	2	2
1.625% due 08/20/2022 - 02/20/2028	1,475	1,527
2.375% due 05/20/2026 - 06/20/2027	248	258
2.500% due 04/20/2041	21,906	22,808
3.500% due 07/20/2018	68	72
8.000% due 04/20/2030	100	126
NCUA Guaranteed Notes
0.691% due 10/07/2020	3,602	3,609

Total U.S. Government Agencies (Cost $524,498)		529,748

U.S. TREASURY OBLIGATIONS 5.5%
U.S. Treasury Notes
0.750% due 06/30/2017 (a)	8,900	8,915
0.875% due 01/31/2017 (f)	33,100	33,405
1.375% due 11/30/2018 (g)(i)	15,100	15,456

Total U.S. Treasury Obligations (Cost $57,802)		57,776

MORTGAGE-BACKED SECURITIES 4.9%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015	561	532
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049	4,000	4,541
Bank Mart
2.287% due 03/01/2019 (m)	283	226
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 04/25/2033	201	194
2.867% due 11/25/2034	1,417	1,217
2.875% due 01/25/2034	36	30
2.889% due 01/25/2034	1,109	1,119
2.897% due 02/25/2033	44	37
Bear Stearns Alt-A Trust
2.879% due 09/25/2035	390	269
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	691	388
2.846% due 01/26/2036	1,273	758

Citigroup Mortgage Loan Trust, Inc.
2.530% due 10/25/2035		2,745	2,267
2.600% due 05/25/2035		869	805
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		1,124	640
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		186	139
2.542% due 06/25/2032		24	15
4.873% due 06/25/2032		9	9
Fund America Investors Corp.
2.234% due 06/25/2023		3	3
Granite Master Issuer PLC
0.344% due 12/20/2054		737	710
0.951% due 12/20/2054	GBP	774	1,158
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	124	152
1.298% due 09/20/2044	GBP	651	987
1.393% due 01/20/2044		103	155
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$18	18
0.515% due 11/25/2045		382	225
GS Mortgage Securities Corp.
1.260% due 03/06/2020		2,300	2,270
GSR Mortgage Loan Trust
0.595% due 01/25/2034		114	109
Harborview Mortgage Loan Trust
0.433% due 01/19/2038		2,611	1,575
Impac CMB Trust
1.005% due 10/25/2033		46	40
1.245% due 07/25/2033		773	696
JPMorgan Chase Commercial Mortgage Securities Corp.
4.654% due 01/12/2037		700	703
JPMorgan Mortgage Trust
4.937% due 09/25/2035		648	649
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.592% due 06/15/2022		3,428	3,398
Lehman Mortgage Trust
0.565% due 08/25/2036		5,031	3,836
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		591	434
Prime Mortgage Trust
0.645% due 02/25/2019		17	16
0.645% due 02/25/2034		242	219
Resecuritization Mortgage Trust
0.495% due 04/26/2021		1	1
Structured Adjustable Rate Mortgage Loan Trust
2.729% due 09/25/2035		4,616	3,617
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		1,189	1,043
0.525% due 02/25/2036		608	334
9.117% due 06/25/2029		437	461
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		1,625	1,513
0.332% due 09/15/2021		5,376	5,210
WaMu Mortgage Pass-Through Certificates
0.515% due 12/25/2045		581	463
0.535% due 10/25/2045		333	268
0.565% due 01/25/2045		4,565	3,834
1.147% due 02/25/2046		3,025	2,344
1.347% due 11/25/2042		115	100
1.547% due 06/25/2042		413	336
2.390% due 02/27/2034		1,062	1,060
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		813	774

Total Mortgage-Backed Securities (Cost $56,619)			51,897

ASSET-BACKED SECURITIES 8.8%
Aames Mortgage Investment Trust
1.820% due 01/25/2035		1,971	1,964
AFC Home Equity Loan Trust
0.795% due 06/25/2028		275	159
AMMC CDO
0.703% due 08/08/2017		3,039	2,955
Asset-Backed Funding Certificates
0.725% due 06/25/2035		1,859	1,840
Bear Stearns Asset-Backed Securities Trust
0.335% due 06/25/2047		166	161
Chase Funding Mortgage Loan Asset-Backed Certificates
0.985% due 10/25/2032		133	113
Chase Issuance Trust
1.968% due 09/15/2015		5,200	5,296
Citibank Omni Master Trust
2.992% due 08/15/2018		2,800	2,942
Citigroup Mortgage Loan Trust, Inc.
0.305% due 07/25/2045		1,613	1,052

Countrywide Asset-Backed Certificates
0.445% due 08/25/2034		1,430	1,296
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		254	200
CSAM Funding
0.907% due 10/15/2016		7,580	7,493
First CLO Ltd.
0.778% due 12/14/2016		1,884	1,872
Globaldrive BV
1.981% due 04/20/2018	EUR	5,009	6,423
4.000% due 10/20/2016		9	12
Gulf Stream Compass CLO Ltd.
0.726% due 01/24/2020		$8,392	8,158
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		7,300	7,084
HSBC Home Equity Loan Trust
0.514% due 01/20/2035		1,036	967
Illinois Student Assistance Commission
0.946% due 04/25/2017		1,298	1,299
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		49	41
Pacifica CDO Ltd.
0.726% due 01/26/2020		2,200	2,102
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		1,674	1,701
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	3,000	3,712
1.131% due 06/15/2016	GBP	1,300	1,985
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	4,916	5,824
0.932% due 06/17/2024		8,592	10,168
3.500% due 08/17/2043		$8,478	8,340
Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		6,715	6,731
Wind River CLO Ltd.
0.798% due 12/19/2016		1,363	1,328

Total Asset-Backed Securities (Cost $95,804)			93,218

SOVEREIGN ISSUES 2.3%
Hydro Quebec
0.813% due 09/28/2012 (d)		1,200	950
Kommunalbanken A/S
0.841% due 03/27/2017		21,500	21,505
Korea Development Bank
0.747% due 11/22/2012		2,200	2,194
Province of Ontario
4.000% due 06/02/2021	CAD	100	109

Total Sovereign Issues (Cost $24,846)			24,758

	SHARES
COMMON STOCKS 0.0%
CONSUMER DISCRETIONARY 0.0%
General Motors Co. (b)		1	0

Total Common Stocks (Cost $0)			0

CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		72,000	108

Total Convertible Preferred Securities (Cost $0)			108

PREFERRED SECURITIES 0.6%
BANKING & FINANCE 0.6%
DG Funding Trust
2.829% due 07/30/2012 (d)		913	6,810

Total Preferred Securities (Cost $9,564)			6,810

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 22.5%
CERTIFICATES OF DEPOSIT 2.9%
Banco do Brasil S.A.
0.811% due 08/17/2012		$6,000	5,994
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		12,100	12,033
RBS Securities, Inc.
1.842% due 10/15/2012		12,100	12,123

			30,150

REPURCHASE AGREEMENTS 2.0%
Banc of America Securities LLC
0.170% due 07/02/2012		20,200	20,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $20,618. Repurchase proceeds are $20,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		714	714
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $730. Repurchase proceeds are $714.)

			20,914

JAPAN TREASURY BILLS 9.0%
0.098% due 07/17/2012 - 07/30/2012 (c)	JPY	7,650,000	95,699

MEXICO TREASURY BILLS 2.8%
4.402% due 07/05/2012 - 07/12/2012 (c)	MXN	393,400	29,462

U.S. TREASURY BILLS 1.8%
0.161% due 07/26/2012 - 06/27/2013 (c)(f)		$19,148	19,125

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 4.0%
PIMCO Short-Term Floating NAV Portfolio		4,207,662	42,161
PIMCO Short-Term Floating NAV Portfolio III		1,248	12

			42,173

Total Short-Term Instruments (Cost $237,951)			237,523

PURCHASED OPTIONS (k) 0.0%
(Cost $51)			16

Total Investments 118.2% (Cost $1,255,907)			$1,252,677
Written Options (l) (0.0%) (Premiums $295)			(19)
Other Assets and Liabilities (Net) (18.2%)			(193,028)

Net Assets 100.0%			$1,059,630

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Non-income producing security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $19,709 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $9,435 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BSN	0.220%	06/19/2012	07/19/2012	$9,448	$(9,449)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $8,011 at a weighted average interest rate of 0.136%.

(h)	Securities with an aggregate market value of $1,714 and cash of $32,575 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
E-mini S&P 500 Index September Futures	Long	09/2012	11,319	$27,638

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $511 and cash of $1,034 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$4,512	$101	$(186)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	6,980	239	(27)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	44,600	248	472

					$588	$259

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2013	0.489%		$600	$2	$0	$2
Berkshire Hathaway Finance Corp.	DUB	0.930%	03/20/2013	0.489%		1,800	6	0	6
Berkshire Hathaway Finance Corp.	FBF	0.850%	03/20/2013	0.489%		1,500	4	0	4
Berkshire Hathaway Finance Corp.	RYL	0.870%	03/20/2013	0.489%		1,500	5	0	5
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%		1,600	(8)	(9)	1
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.224%		7,000	(51)	7	(58)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%		4,600	(33)	7	(40)
Brazil Government International Bond	FBF	1.000%	12/20/2015	1.224%		15,000	(110)	89	(199)
Brazil Government International Bond	HUS	1.000%	03/20/2015	1.094%		7,900	(17)	(163)	146
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.094%		2,600	(6)	(56)	50
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.224%		1,500	(11)	10	(21)
Brazil Government International Bond	UAG	1.000%	03/20/2015	1.094%		2,600	(5)	(55)	50
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		18,700	42	128	(86)
Credit Agricole S.A.	DUB	3.000%	06/20/2016	5.592%	EUR	4,600	(522)	153	(675)
Credit Agricole S.A.	FBF	3.000%	06/20/2016	5.592%		3,400	(386)	106	(492)
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.516%		$2,000	5	(28)	33
France Government Bond	RYL	0.250%	12/20/2015	1.369%		19,400	(731)	(453)	(278)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%		2,400	2	(50)	52
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%		1,900	1	(39)	40
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%		2,100	1	(43)	44
General Electric Capital Corp.	BPS	0.770%	03/20/2013	0.581%		1,400	2	0	2
General Electric Capital Corp.	BPS	4.600%	12/20/2013	0.874%		2,800	158	0	158
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.874%		600	35	0	35
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.417%		11,900	(164)	(497)	333
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%		700	33	0	33
General Electric Capital Corp.	CBK	4.200%	12/20/2013	0.874%		1,300	66	0	66
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%		800	42	0	42
General Electric Capital Corp.	DUB	4.230%	12/20/2013	0.874%		900	46	0	46
General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%		5,800	6	(168)	174
General Electric Capital Corp.	MYC	0.750%	03/20/2013	0.581%		2,300	3	0	3
Indonesia Government International Bond	RYL	1.000%	12/20/2015	1.338%		10,300	(114)	(128)	14
Japan Government International Bond	BRC	1.000%	12/20/2015	0.568%		5,500	84	135	(51)
Japan Government International Bond	JPM	1.000%	12/20/2015	0.568%		17,500	267	426	(159)
MBIA, Inc.	BOA	2.800%	12/20/2012	19.886%		600	(45)	0	(45)
MBIA, Inc.	DUB	3.400%	12/20/2012	19.886%		600	(43)	0	(43)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		300	(8)	(5)	(3)
MetLife, Inc.	DUB	1.000%	12/20/2014	2.061%		7,200	(182)	(167)	(15)
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		1,200	(31)	(19)	(12)
MetLife, Inc.	JPM	1.700%	03/20/2013	1.074%		1,000	5	0	5
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.064%		12,400	(22)	(5)	(17)
Michigan State General Obligation Notes, Series 2003	GST	0.440%	03/20/2018	1.427%		1,400	(70)	0	(70)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		9,500	8	(118)	126
Prudential Financial, Inc.	BRC	1.800%	03/20/2013	1.036%		1,500	9	0	9
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.107%		5,800	(225)	(111)	(114)
Prudential Financial, Inc.	FBF	1.870%	03/20/2013	1.036%		900	6	0	6
Prudential Financial, Inc.	FBF	1.960%	03/20/2013	1.036%		2,500	18	0	18
Prudential Financial, Inc.	JPM	2.350%	03/20/2013	1.036%		1,600	17	0	17
Prudential Financial, Inc.	RYL	1.900%	03/20/2013	1.036%		600	4	0	4
Prudential Financial, Inc.	RYL	2.350%	03/20/2013	1.036%		600	6	0	6
Republic of Germany	GST	0.250%	03/20/2016	0.689%		3,900	(63)	(59)	(4)
Russia Government International Bond	JPM	1.000%	12/20/2012	0.642%		4,600	10	(51)	61
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.384%	EUR	12,200	(84)	(311)	227
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		$500	10	3	7
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		3,300	72	55	17
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		200	4	3	1

							$(1,952)	$(1,413)	$(539)

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016	EUR	15,800	$553	$290	$263

Credit Default Swaps on Credit Indices - Sell Protection (3)
Index/Tranches	Counterparty	Fixed Deal Receive Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	JPM	5.000%		06/20/2015		$100	$7	$12	$(5)
CDX.EM-13 5-Year Index	MYC	5.000%		06/20/2015		4,600	341	579	(238)
CDX.EM-14 5-Year Index	MYC	5.000%		12/20/2015		2,000	161	260	(99)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%		12/20/2012		3,858	14	0	14
CDX.IG-9 10-Year Index 30-100%	GST	0.548%		12/20/2017		193	2	0	2
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%		12/20/2017		386	3	0	3
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%		06/20/2013		964	5	0	5
MCDX-16 5-Year Index	GST	1.000%		06/20/2016		15,000	(287)	(309)	22

							$246	$542	$(296)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate(7)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation/ (Depreciation)
Receive	S&P 500 Total Return Index	23,002	3-Month USD-LIBOR less a specified spread	$52,854	09/14/2012	BOA	$1,508
Receive	S&P 500 Total Return Index	102,037	3-Month USD-LIBOR less a specified spread	246,462	01/31/2013	BOA	(5,439)

							$(3,931)

(7)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(k)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index August Futures	550.000	08/17/2012	995	$27	$12
Put - CME S&P 500 Index August Futures	575.000	08/17/2012	321	9	4

				$36	$16

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.500% due 08/01/2042	BRC	$99.875	08/06/2012	$129,000	$15	$0

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		$1,900	$8	$(1)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		13,300	37	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		3,400	20	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		3,400	12	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		4,100	26	0
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		900	7	0
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	17,000	119	(1)

								$229	$(7)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,700	$15	$(2)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	4,900	44	(8)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	1,000	7	(2)

						$66	$(12)

(m)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Bank Mart	2.287%	03/01/2019	07/07/1995 - 06/12/1997	$283	$226	0.02%

(n)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.500%	06/01/2042	$10,000	$10,732	$(10,714)
Fannie Mae	5.000%	08/01/2042	20,000	21,627	(21,647)
Freddie Mac	5.000%	08/01/2042	1,000	1,074	(1,075)

				$33,433	$(33,436)

(o)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	14,864		$19,472	BRC	$660	$0	$660
07/2012		9,372		12,285	DUB	424	0	424
07/2012		16,744		21,542	FBF	417	(66)	351
07/2012		3,914		4,952	GSC	0	(1)	(1)
07/2012		7,370		9,284	HUS	0	(43)	(43)
07/2012		15		19	JPM	0	0	0
07/2012	GBP	1,437		2,268	GSC	17	0	17
07/2012		1,437		2,266	HUS	15	0	15
07/2012	IDR	1,856,000		199	BRC	1	0	1
07/2012		342,300		37	GST	0	0	0
07/2012		19,901,000		2,135	HUS	16	0	16
07/2012		2,784,700		294	JPM	0	(3)	(3)
07/2012	INR	84,157		1,631	BRC	123	0	123
07/2012		50,920		1,000	DUB	87	0	87
07/2012		104,039		2,045	JPM	180	0	180
07/2012	JPY	110,000		1,357	DUB	0	(20)	(20)
07/2012		7,360,000		91,667	FBF	0	(426)	(426)
07/2012		180,000		2,221	JPM	0	(32)	(32)
07/2012	MXN	96,100		7,480	HUS	277	0	277
07/2012		294,228		22,371	MSC	334	0	334
07/2012		$26,604	EUR	21,205	BPS	332	(100)	232
07/2012		6,282		4,826	BRC	0	(175)	(175)
07/2012		1,020		800	CBK	0	(7)	(7)
07/2012		7,860		6,255	DUB	104	(47)	57
07/2012		1,842		1,400	FBF	0	(70)	(70)
07/2012		3,000		2,309	HUS	0	(77)	(77)
07/2012		3,591		2,766	JPM	5	(95)	(90)
07/2012		1,573		1,200	MSC	0	(54)	(54)
07/2012		892		700	RBC	0	(6)	(6)
07/2012		800		629	RYL	0	(5)	(5)
07/2012		7,931		6,104	UAG	11	(216)	(205)
07/2012		138	GBP	88	BRC	0	0	0
07/2012		4,347		2,786	UAG	16	0	16
07/2012		195	IDR	1,856,000	BRC	2	0	2
07/2012		36		342,300	GST	0	0	0
07/2012		2,200		19,901,000	HUS	0	(81)	(81)
07/2012		296		2,784,700	JPM	1	0	1
07/2012		5,144	INR	239,115	JPM	0	(859)	(859)
08/2012	EUR	18,655		$23,287	BPS	0	(326)	(326)
08/2012	GBP	2,786		4,347	UAG	0	(16)	(16)
08/2012	MXN	2,757		200	HUS	0	(6)	(6)
08/2012		9,645		700	MSC	0	(20)	(20)
08/2012		$109	GBP	70	JPM	1	0	1
08/2012		777	MXN	10,159	JPM	0	(19)	(19)
08/2012		3	SGD	4	UAG	0	0	0
09/2012	JPY	5,204		$66	BRC	1	0	1
09/2012		143,993		1,796	JPM	1	(8)	(7)
09/2012		87,219		1,088	UAG	0	(3)	(3)
02/2013	CNY	11,996		1,902	BRC	23	0	23
02/2013		2,518		400	FBF	6	0	6
02/2013		6,947		1,100	UAG	12	0	12
02/2013		$2,199	CNY	13,888	CBK	0	(25)	(25)
02/2013		1,200		7,572	GST	0	(14)	(14)

						$3,066	$(2,820)	$246

(p)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$11,709	$0	$11,709
Corporate Bonds & Notes
Banking & Finance	0	151,071	0	151,071
Industrials	0	71,598	0	71,598
Utilities	0	1,229	0	1,229
Municipal Bonds & Notes
New Jersey	0	15,216	0	15,216
U.S. Government Agencies	0	526,139	3,609	529,748
U.S. Treasury Obligations	0	57,776	0	57,776
Mortgage-Backed Securities	0	51,671	226	51,897
Asset-Backed Securities	0	93,218	0	93,218
Sovereign Issues	0	24,758	0	24,758
Common Stocks	0	0	0	0
Convertible Preferred Securities
Industrials	0	0	108	108
Preferred Securities
Banking & Finance	0	0	6,810	6,810
Short-Term Instruments
Certificates of Deposit	0	30,150	0	30,150
Repurchase Agreements	0	20,914	0	20,914
Japan Treasury Bills	0	95,699	0	95,699
Mexico Treasury Bills	0	29,462	0	29,462
U.S. Treasury Bills	0	19,125	0	19,125
PIMCO Short-Term Floating NAV Portfolios	42,173	0	0	42,173
Purchased Options
Equity Contracts	0	16	0	16
Interest Rate Contracts	0	0	0	0
	$42,173	$1,199,751	$10,753	$1,252,677

Short Sales, at value	$0	$(33,436)	$0	$(33,436)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,624	0	2,624
Equity Contracts	27,638	1,508	0	29,146
Foreign Exchange Contracts	0	3,066	0	3,066
	$27,638	$7,198	$0	$34,836

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,937)	0	(2,937)
Equity Contracts	0	(5,439)	0	(5,439)
Foreign Exchange Contracts	0	(2,820)	0	(2,820)
Interest Rate Contracts	0	(7)	(12)	(19)

	$0	$(11,203)	$(12)	$(11,215)

Totals	$69,811	$1,162,310	$10,741	$1,242,862

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$3,873	$0	$(265)	$0	$0	$1	$0	$0	$3,609	$2
Mortgage-Backed Securities	251	0	(36)	0	0	11	0	0	226	4
Convertible Preferred Securities
Industrials	18	0	0	0	0	90	0	0	108	90
Preferred Securities
Banking & Finance	6,835	0	0	0	0	(25)	0	0	6,810	(26)

	$10,977	$0	$(301)	$0	$0	$77	$0	$0	$10,753	$70
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13)	$0	$0	$0	$0	$1	$0	$0	$(12)	$0

Totals	$10,964	$0	$(301)	$0	$0	$78	$0	$0	$10,741	$70

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$3,609	Third Party Vendor	Broker Quote	100.20
Mortgage-Backed Securities	226	Benchmark Pricing	Base Price	80.00
Convertible Preferred Securities
Industrials	108	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	6,810	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(12)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$10,741

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Long Duration Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 38.8%
BANKING & FINANCE 13.1%
American Express Co.
8.150% due 03/19/2038		$1,000	$1,590
American International Group, Inc.
5.850% due 01/16/2018		900	998
Anadarko Finance Co.
7.500% due 05/01/2031		900	1,137
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	2,000	2,629
6.000% due 01/22/2020		$1,300	1,482
Bank of America Corp.
5.650% due 05/01/2018		2,500	2,678
5.750% due 12/01/2017		500	534
7.625% due 06/01/2019		1,700	2,003
Barclays Bank PLC
10.179% due 06/12/2021		740	877
Barrick International Barbados Corp.
6.350% due 10/15/2036		600	722
Bear Stearns Cos. LLC
6.400% due 10/02/2017		600	693
7.250% due 02/01/2018		700	838
BNP Paribas S.A.
5.186% due 06/29/2015 (d)		700	609
Cantor Fitzgerald LP
7.875% due 10/15/2019		600	601
Capital One Bank USA N.A.
8.800% due 07/15/2019		400	505
Capital One Capital
8.875% due 05/15/2040		1,700	1,738
Citigroup, Inc.
5.365% due 03/06/2036 (l)	CAD	700	561
5.875% due 05/29/2037		$2,100	2,299
6.625% due 06/15/2032		600	628
6.875% due 03/05/2038		1,200	1,474
8.500% due 05/22/2019		400	495
Ford Motor Credit Co. LLC
7.500% due 08/01/2012		1,300	1,305
General Electric Capital Corp.
6.750% due 03/15/2032		2,900	3,605
6.875% due 01/10/2039		300	389
Goldman Sachs Group, Inc.
5.950% due 01/18/2018		600	643
6.250% due 02/01/2041		500	524
7.500% due 02/15/2019		3,600	4,113
HBOS Capital Funding LP
6.071% due 06/30/2014 (d)		600	396
HBOS PLC
6.750% due 05/21/2018		1,900	1,796
Healthcare Realty Trust, Inc.
5.750% due 01/15/2021		900	951
HSBC Bank USA N.A.
7.000% due 01/15/2039		550	647
HSBC Holdings PLC
5.100% due 04/05/2021		5,400	6,044
HSBC USA Capital Trust
7.808% due 12/15/2026		350	355
ING Bank NV
1.868% due 06/09/2014		2,600	2,566
JPMorgan Chase & Co.
5.400% due 01/06/2042		500	552
5.500% due 10/15/2040		200	222
6.400% due 05/15/2038		1,700	2,054
Merrill Lynch & Co., Inc.
6.110% due 01/29/2037		200	189
6.875% due 11/15/2018		1,700	1,908
Morgan Stanley
5.500% due 01/26/2020		100	98
6.625% due 04/01/2018		1,800	1,885
7.300% due 05/13/2019		400	433
New York Life Insurance Co.
6.750% due 11/15/2039		1,200	1,594
Pacific Life Insurance Co.
9.250% due 06/15/2039		1,500	1,912
Rabobank Capital Funding Trust
5.260% due 12/31/2013 (d)		2,400	2,328
Rabobank Group
11.000% due 06/30/2019 (d)		1,125	1,423

Royal Bank of Scotland Group PLC
7.648% due 09/30/2031 (d)	2,700	2,187
Sallie Mae, Inc.
0.000% due 10/03/2022	655	507
SLM Corp.
5.625% due 08/01/2033	1,000	850
Wachovia Bank N.A.
5.850% due 02/01/2037	750	872
6.600% due 01/15/2038	2,400	3,043
Weyerhaeuser Co.
7.375% due 03/15/2032	2,200	2,466

		72,948

INDUSTRIALS 17.8%
Alcoa, Inc.
5.950% due 02/01/2037	2,000	1,937
Altria Group, Inc.
9.250% due 08/06/2019	400	557
9.950% due 11/10/2038	1,900	3,034
Amgen, Inc.
5.375% due 05/15/2043	1,800	1,957
Anadarko Petroleum Corp.
6.200% due 03/15/2040	1,100	1,255
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	900	1,228
ArcelorMittal
7.000% due 10/15/2039	2,500	2,436
Baker Hughes, Inc.
5.125% due 09/15/2040	1,100	1,293
Barrick North America Finance LLC
5.700% due 05/30/2041	2,000	2,272
Boston Scientific Corp.
7.375% due 01/15/2040	2,000	2,735
Cameron International Corp.
5.950% due 06/01/2041	1,300	1,483
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	2,000	2,462
Caterpillar, Inc.
6.050% due 08/15/2036	400	527
Cenovus Energy, Inc.
6.750% due 11/15/2039	1,300	1,627
CenterPoint Energy Resources Corp.
5.850% due 01/15/2041	900	1,090
Comcast Corp.
6.400% due 05/15/2038	50	61
6.400% due 03/01/2040	1,600	2,006
6.500% due 11/15/2035	200	244
6.950% due 08/15/2037	700	903
7.050% due 03/15/2033	600	761
COX Communications, Inc.
8.375% due 03/01/2039	1,700	2,403
Crown Americas LLC
6.250% due 02/01/2021	2,325	2,552
CSX Corp.
6.150% due 05/01/2037	1,000	1,233
CVS Pass-Through Trust
7.507% due 01/10/2032	2,192	2,731
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	2,600	3,622
Devon Energy Corp.
7.950% due 04/15/2032	400	577
Devon Financing Corp. ULC
7.875% due 09/30/2031	400	574
DIRECTV Holdings LLC
6.000% due 08/15/2040	1,100	1,204
Encana Corp.
5.150% due 11/15/2041	500	480
6.500% due 08/15/2034	600	664
6.625% due 08/15/2037	800	899
Energy Transfer Partners LP
6.625% due 10/15/2036	500	533
7.500% due 07/01/2038	1,100	1,246
Enterprise Products Operating LLC
5.750% due 03/01/2035	200	222
Gerdau Holdings, Inc.
7.000% due 01/20/2020	1,000	1,120
HJ Heinz Finance Co.
7.125% due 08/01/2039	1,700	2,288
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035	400	425
Kraft Foods, Inc.
6.500% due 02/09/2040	2,800	3,615
Newmont Mining Corp.
6.250% due 10/01/2039	1,600	1,830

Petrobras International Finance Co.
6.875% due 01/20/2040	500	600
7.875% due 03/15/2019	1,700	2,077
Pfizer, Inc.
7.200% due 03/15/2039	670	1,022
Philip Morris International, Inc.
6.375% due 05/16/2038	700	941
Pride International, Inc.
7.875% due 08/15/2040	200	283
Rockies Express Pipeline LLC
6.875% due 04/15/2040	2,700	2,336
RZD Capital Ltd.
5.739% due 04/03/2017	1,000	1,070
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040	1,200	1,225
Suncor Energy, Inc.
6.500% due 06/15/2038	200	239
6.850% due 06/01/2039	800	1,010
Target Corp.
6.500% due 10/15/2037	500	669
Teck Resources Ltd.
6.000% due 08/15/2040	1,300	1,369
Tennessee Gas Pipeline Co. LLC
7.625% due 04/01/2037	100	124
8.375% due 06/15/2032	2,400	3,154
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036	600	783
Time Warner Cable, Inc.
6.550% due 05/01/2037	2,000	2,382
Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,734
6.250% due 03/29/2041	100	117
6.500% due 11/15/2036	2,469	2,935
TransCanada PipeLines Ltd.
6.200% due 10/15/2037	100	130
7.250% due 08/15/2038	300	432
7.625% due 01/15/2039	500	752
Transocean, Inc.
6.800% due 03/15/2038	1,200	1,355
7.500% due 04/15/2031	1,000	1,168
Union Pacific Railroad Co. Pass-Through Trust
5.404% due 07/02/2025	841	944
Vale Overseas Ltd.
6.250% due 01/23/2017	200	229
6.875% due 11/10/2039	2,800	3,289
Vessel Management Services, Inc.
3.432% due 08/15/2036	2,450	2,487
Wal-Mart Stores, Inc.
5.000% due 10/25/2040	1,100	1,323
5.625% due 04/15/2041	1,600	2,094
6.200% due 04/15/2038	900	1,230
Williams Cos., Inc.
7.500% due 01/15/2031	1,361	1,663
8.750% due 03/15/2032	137	187

		99,439

UTILITIES 7.9%
Appalachian Power Co.
6.700% due 08/15/2037	1,400	1,792
7.000% due 04/01/2038	100	135
AT&T Corp.
8.000% due 11/15/2031	238	354
AT&T, Inc.
5.350% due 09/01/2040	4,318	4,982
6.400% due 05/15/2038	200	253
6.550% due 02/15/2039	600	776
British Telecommunications PLC
9.625% due 12/15/2030	600	906
Consolidated Edison Co. of New York, Inc.
6.750% due 04/01/2038	400	578
Duke Energy Carolinas LLC
6.450% due 10/15/2032	700	928
EDF S.A.
6.950% due 01/26/2039	800	952
Entergy Arkansas, Inc.
5.660% due 02/01/2025	1,500	1,588
FirstEnergy Corp.
7.375% due 11/15/2031	400	504
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	2,900	3,059
France Telecom S.A.
8.500% due 03/01/2031	1,300	1,831
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	1,000	1,114
8.625% due 04/28/2034	200	255

Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	1,100	1,236
Indiana Michigan Power Co.
6.050% due 03/15/2037	500	611
Majapahit Holding BV
7.750% due 01/20/2020	900	1,078
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	400	498
6.500% due 09/15/2037	1,600	2,116
NGPL PipeCo LLC
7.768% due 12/15/2037	2,100	2,016
Pacific Gas & Electric Co.
5.400% due 01/15/2040	2,000	2,403
6.050% due 03/01/2034	400	506
6.250% due 03/01/2039	200	264
PacifiCorp
6.000% due 01/15/2039	1,300	1,717
Plains All American Pipeline LP
6.650% due 01/15/2037	100	124
Progress Energy, Inc.
7.750% due 03/01/2031	400	565
PSEG Power LLC
8.625% due 04/15/2031	400	580
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,000	1,359
Southern California Edison Co.
5.625% due 02/01/2036	200	254
6.000% due 01/15/2034	300	398
Telecom Italia Capital S.A.
7.721% due 06/04/2038	900	792
Verizon Communications, Inc.
7.350% due 04/01/2039	2,400	3,461
Virginia Electric and Power Co.
8.875% due 11/15/2038	1,000	1,677
Vodafone Group PLC
6.150% due 02/27/2037	1,700	2,183

		43,845

Total Corporate Bonds & Notes (Cost $191,087)		216,232

MUNICIPAL BONDS & NOTES 6.1%
CALIFORNIA 1.7%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	1,300	1,734
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	700	875
7.550% due 04/01/2039	1,400	1,802
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (b)	170	128
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	1,200	1,494
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	1,100	1,367
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 01/01/2028	100	106
University of California Revenue Bonds, (BABs), Series 2010
6.548% due 05/15/2048	1,600	2,099

		9,605

CONNECTICUT 0.1%
Connecticut State General Obligation Bonds, Series 2008
5.850% due 03/15/2032	200	251

DISTRICT OF COLUMBIA 0.3%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	1,300	1,543

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	700	803

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	900	1,072

MICHIGAN 0.2%
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	1,000	1,215

NEVADA 0.3%
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	1,200	1,585
7.100% due 06/01/2039	200	231

		1,816

NEW YORK 1.3%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.814% due 11/15/2040	1,400	1,825
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2009
5.750% due 06/15/2041	1,200	1,534
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,900	2,517
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	1,000	1,214

		7,090

NORTH CAROLINA 0.1%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	300	346

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
7.834% due 02/15/2041	1,500	2,081
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	100	77

		2,158

TEXAS 1.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	1,500	1,734
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	2,100	2,809
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	1,300	1,689

		6,232

UTAH 0.3%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	1,300	1,704

WASHINGTON 0.0%
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	200	214

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	100	76

Total Municipal Bonds & Notes (Cost $27,199)		34,125

U.S. GOVERNMENT AGENCIES 15.8%
Fannie Mae
0.000% due 06/01/2017	2,400	2,279
0.000% due 05/15/2030 - 11/15/2030 (h)	20,000	10,945
0.445% due 10/27/2037	400	398
3.980% due 07/01/2021	2,500	2,757
5.625% due 04/17/2028	100	132
6.000% due 04/18/2036 - 05/01/2042	1,900	2,159
7.125% due 01/15/2030 (h)	7,200	11,332
Financing Corp.
0.000% due 12/27/2018	5,200	4,716
8.600% due 09/26/2019	1,470	2,155
Freddie Mac
5.000% due 04/15/2038	300	339
6.750% due 03/15/2031	2,800	4,316
Ginnie Mae
5.500% due 10/20/2037	386	496
Israel Government AID Bond
5.500% due 09/18/2023 - 09/18/2033	8,400	11,139

Residual Funding Corp. Strips
0.000% due 07/15/2020 - 04/15/2030	22,600	15,952
Small Business Administration
5.290% due 12/01/2027	409	466
Tennessee Valley Authority
4.625% due 09/15/2060	1,300	1,589
4.875% due 01/15/2048	1,900	2,396
5.250% due 09/15/2039	3,500	4,588
5.375% due 04/01/2056	1,200	1,666
5.880% due 04/01/2036	3,000	4,197

Tennessee Valley Authority Strips
0.000% due 01/15/2038		9,914	4,150

Total U.S. Government Agencies (Cost $73,852)			88,167

U.S. TREASURY OBLIGATIONS 26.4%
U.S. Treasury Bonds
3.000% due 05/15/2042		300	315
4.250% due 11/15/2040 (f)(g)(h)		50,000	65,523
4.375% due 11/15/2039		1,500	2,001
4.375% due 05/15/2041 (f)(h)		11,000	14,716
4.500% due 05/15/2038		1,200	1,626
4.500% due 08/15/2039 (h)		1,400	1,903
4.625% due 02/15/2040		2,500	3,464
5.375% due 02/15/2031		2,800	4,085
6.250% due 08/15/2023		6,100	8,868
6.250% due 05/15/2030		1,300	2,054
U.S. Treasury Inflation Protected Securities (c)
1.750% due 01/15/2028		110	138
U.S. Treasury Strips
0.000% due 08/15/2023		5,600	4,531
0.000% due 11/15/2024		6,400	4,884
0.000% due 08/15/2028 (h)		1,400	946
0.000% due 11/15/2028		300	201
0.000% due 08/15/2029		400	262
0.000% due 02/15/2030		4,900	3,095
0.000% due 05/15/2032		1,100	642
0.000% due 11/15/2032 (h)		7,400	4,245
0.000% due 11/15/2033		500	277
0.000% due 05/15/2034		600	326
0.000% due 11/15/2034		200	107
0.000% due 05/15/2037		300	147
0.000% due 05/15/2039		6,700	3,128
0.000% due 05/15/2040		4,850	2,179
0.000% due 08/15/2040 (h)		14,800	6,579
0.000% due 11/15/2040 (h)		21,200	9,345
0.000% due 02/15/2041		4,300	1,882

Total U.S. Treasury Obligations (Cost $139,959)			147,469

MORTGAGE-BACKED SECURITIES 2.3%
1345 Avenue of the Americas & Park Avenue Plaza Trust
5.278% due 08/10/2035		1,200	1,390
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		936	887
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049		102	103
Citigroup Mortgage Loan Trust, Inc.
2.893% due 03/25/2034		298	273
DBUBS Mortgage Trust
1.591% due 07/12/2044		2,301	2,344
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037		1,900	2,083
5.444% due 03/10/2039		700	779
Indymac Mortgage Loan Trust
0.425% due 07/25/2047		257	128
JPMorgan Chase Commercial Mortgage Securities Corp.
4.106% due 07/15/2046		1,200	1,312
LB-UBS Commercial Mortgage Trust
5.866% due 09/15/2045		1,900	2,189
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046		116	64
0.465% due 05/25/2036		221	106
Wells Fargo Commercial Mortgage Trust
4.393% due 11/15/2043		1,300	1,430

Total Mortgage-Backed Securities (Cost $12,540)			13,088

ASSET-BACKED SECURITIES 0.2%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		526	525
SLM Student Loan Trust
1.966% due 04/25/2023		429	444

Total Asset-Backed Securities (Cost $944)			969

SOVEREIGN ISSUES 3.3%
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		1,600	1,826
6.500% due 06/10/2019		800	958
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,750	2,329

Canada Government Bond
4.000% due 06/01/2041	CAD	600	796
5.000% due 06/01/2037		300	440
Canada Housing Trust
2.650% due 03/15/2022		1,000	1,016
Colombia Government International Bond
6.125% due 01/18/2041		$1,200	1,566
Mexico Government International Bond
5.950% due 03/19/2019		2,800	3,427
6.050% due 01/11/2040		1,200	1,554
Province of Ontario
4.600% due 06/02/2039	CAD	200	236
4.700% due 06/02/2037		900	1,065
Province of Quebec
5.750% due 12/01/2036		1,000	1,325
Qatar Government International Bond
6.400% due 01/20/2040		$1,300	1,661

Total Sovereign Issues (Cost $15,609)			18,199

	SHARES
COMMON STOCKS 0.0%
FINANCIALS 0.0%
American International Group, Inc. (a)		463	15

Total Common Stocks (Cost $14)			15

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 12.1%
REPURCHASE AGREEMENTS 1.3%
Banc of America Securities LLC
0.170% due 07/02/2012		$6,900	6,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $7,043. Repurchase proceeds are $6,900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		271	271
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $280. Repurchase proceeds are $271.)

			7,171

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (e) 10.8%
PIMCO Short-Term Floating NAV Portfolio		5,992,247	60,042

Total Short-Term Instruments (Cost $67,219)			67,213

PURCHASED OPTIONS (j) 0.5%
(Cost $2,913)			2,932

Total Investments 105.5% (Cost $531,336)			$588,409
Written Options (k) (0.1%) (Premiums $1,162)			(791)
Other Assets and Liabilities (Net) (5.4%)			(30,111)

Net Assets 100.0%			$557,507

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Non-income producing security.

(b)	Security becomes interest bearing at a future date.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $1,322 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $11,401 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.250%	06/27/2012	07/27/2012	$11,560	$(11,560)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $27,018 at a weighted average interest rate of 0.214%.

(h)	Securities with an aggregate market value of $28,046 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
E-mini S&P 500 Index September Futures	Long	09/2012	1,442	$3,969
S&P 500 Index September Futures	Long	09/2012	1,141	16,450
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	94	(31)
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2012	50	127
Volatility S&P 500 Index September Futures	Short	09/2012	47	101

				$20,616

(i)	OTC swap agreements outstanding on June 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid	Unrealized Appreciation
Pay	28-Day MXN-TIIE	8.300%	02/07/2019	BRC	MXN	26,800	$323	$19	$304

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (2)	Notional Amount	Maturity Date	Counterparty	Unrealized Appreciation
Receive	S&P 500 Total Return Index	34,503	3-Month USD-LIBOR less a specified spread	$79,282	09/14/2012	BOA	$2,262

(2)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(j)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index August Futures	550.000	08/17/2012	451	$12	$5
Put - CME S&P 500 Index August Futures	575.000	08/17/2012	138	4	2

				$16	$7

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012	$5,000	$12	$0

Straddle Options

Description	Counterparty	Exercise Level (3)	Expiration Date	Notional Amount	Cost (3)	Market Value
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GST	0.000%	09/19/2012	$26,000	$2,885	$2,925

(3)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$5,000	$28	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	3,100	21	(51)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	3,100	74	(19)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	17,700	114	(290)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	17,700	453	(110)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	4,900	46	(9)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	13,500	126	(221)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	13,500	261	(84)

							$1,123	$(785)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	$4,300	$39	$(6)

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$609	$561	0.10%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	6.000%	05/01/2042	$1,000	$1,097	$(1,106)
Fannie Mae	6.000%	08/01/2042	1,000	1,097	(1,099)

				$2,194	$(2,205)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,050		$1,373	BOA	$44	$0	$44
07/2012		526		670	BPS	4	0	4
07/2012		525		669	JPM	5	0	5
07/2012	INR	28,304		520	BPS	13	0	13
07/2012		135,348		2,400	BRC	0	(26)	(26)
07/2012		32,856		600	GST	11	0	11
07/2012		7,493		131	HUS	0	(3)	(3)
07/2012	KRW	153,870		133	BRC	0	(1)	(1)
07/2012		$1,312	EUR	1,051	BPS	18	0	18
07/2012		112		90	DUB	2	0	2
07/2012		3,994	INR	204,001	JPM	0	(338)	(338)
07/2012		136	KRW	153,870	UAG	0	(2)	(2)
08/2012	BRL	4,319		$2,209	BRC	72	0	72
08/2012	EUR	1,051		1,312	BPS	0	(18)	(18)
08/2012	MXN	1,000		77	JPM	2	0	2
09/2012	CAD	836		820	BRC	0	0	0
09/2012		4,708		4,580	UAG	0	(36)	(36)
09/2012		$133	KRW	153,870	BRC	1	0	1
10/2012		129	INR	7,493	HUS	4	0	4
10/2012		51	PHP	2,214	CBK	2	0	2
02/2013	CNY	24,868		$3,930	RYL	35	0	35
02/2013		$2,273	CNY	14,272	BRC	0	(38)	(38)
02/2013		1,674		10,595	DUB	0	(14)	(14)

						$213	$(476)	$(263)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$72,948	$0	$72,948
Industrials	0	99,439	0	99,439
Utilities	0	43,845	0	43,845
Municipal Bonds & Notes
California	0	9,605	0	9,605
Connecticut	0	251	0	251
District of Columbia	0	1,543	0	1,543
Georgia	0	803	0	803
Illinois	0	1,072	0	1,072
Michigan	0	1,215	0	1,215
Nevada	0	1,816	0	1,816
New York	0	7,090	0	7,090
North Carolina	0	346	0	346
Ohio	0	2,158	0	2,158
Texas	0	6,232	0	6,232
Utah	0	1,704	0	1,704
Washington	0	214	0	214
West Virginia	0	76	0	76
U.S. Government Agencies	0	88,167	0	88,167
U.S. Treasury Obligations	0	147,469	0	147,469
Mortgage-Backed Securities	0	13,088	0	13,088
Asset-Backed Securities	0	444	525	969
Sovereign Issues	0	18,199	0	18,199
Common Stocks
Financials	15	0	0	15
Short-Term Instruments
Repurchase Agreements	0	7,171	0	7,171
PIMCO Short-Term Floating NAV Portfolio	60,042	0	0	60,042
Purchased Options
Equity Contracts	0	7	0	7
Interest Rate Contracts	0	0	2,925	2,925
	$60,057	$524,902	$3,450	$588,409

Short Sales, at value	$0	$(2,205)	$0	$(2,205)

Financial Derivative Instruments (2) - Assets
Equity Contracts	20,520	2,262	0	22,782
Foreign Exchange Contracts	0	213	0	213
Interest Rate Contracts	127	304	0	431
	$20,647	$2,779	$0	$23,426

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	0	(476)	0	(476)
Interest Rate Contracts	(31)	(785)	(6)	(822)

	$(31)	$(1,261)	$(6)	$(1,298)

Totals	$80,673	$524,215	$3,444	$608,332

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Asset-Backed Securities	$518	$0	$0	$0	$0	$7	$0	$0	$525	$7
Purchased Options
Interest Rate Contracts	0	2,885	0	0	0	40	0	0	2,925	40

	$518	$2,885	$0	$0	$0	$47	$0	$0	$3,450	$47
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(7)	$0	$0	$0	$0	$1	$0	$0	$(6)	$1

Totals	$511	$2,885	$0	$0	$0	$48	$0	$0	$3,444	$48

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Asset-Backed Securities	$525	Third Party Vendor	Broker Quote	100.00
Purchased Options
Interest Rate Contracts	2,925	Indicative Market Quotations	Broker Quote	11.25
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(6)	Indicative Market Quotations	Broker Quote	0.16

Total	$3,444

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® Total Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$381	$354

Total Bank Loan Obligations (Cost $380)			354

CORPORATE BONDS & NOTES 19.6%
BANKING & FINANCE 16.2%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		300	312
Ally Financial, Inc.
3.667% due 02/11/2014		300	299
3.868% due 06/20/2014		700	697
4.500% due 02/11/2014		700	711
6.750% due 12/01/2014		400	422
6.875% due 08/28/2012		200	201
7.500% due 09/15/2020		100	113
American Express Bank FSB
5.500% due 04/16/2013		500	519
5.550% due 10/17/2012		300	304
American Express Credit Corp.
5.875% due 05/02/2013		300	313
American General Institutional Capital
8.125% due 03/15/2046		100	104
American International Group, Inc.
5.050% due 10/01/2015		500	531
5.850% due 01/16/2018		2,300	2,550
6.400% due 12/15/2020		2,000	2,268
8.250% due 08/15/2018		4,300	5,206
Australia & New Zealand Banking Group Ltd.
2.400% due 11/23/2016		300	308
Banco do Brasil S.A.
3.284% due 07/02/2014		300	301
Banco Santander Brasil S.A.
2.568% due 03/18/2014		700	674
4.250% due 01/14/2016		400	397
4.500% due 04/06/2015		500	502
Banco Santander Chile
2.066% due 01/19/2016		1,000	945
Bank of America Corp.
0.797% due 08/15/2016		100	85
1.886% due 01/30/2014		1,300	1,287
6.000% due 09/01/2017		960	1,038
6.500% due 08/01/2016		1,000	1,100
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		100	108
Bank of Montreal
2.850% due 06/09/2015		100	106
Bank of Nova Scotia
1.650% due 10/29/2015		200	205
BBVA Bancomer S.A.
4.500% due 03/10/2016		200	202
6.500% due 03/10/2021		200	203
7.250% due 04/22/2020		500	516
Bear Stearns Cos. LLC
6.400% due 10/02/2017		1,600	1,848
7.250% due 02/01/2018		2,200	2,634
BNP Paribas S.A.
0.869% due 04/08/2013		300	297
1.369% due 01/10/2014		1,000	980
5.186% due 06/29/2015 (c)		3,200	2,784
BPCE S.A.
2.375% due 10/04/2013		100	98
Capital One Capital
10.250% due 08/15/2039		500	512
CIT Group, Inc.
5.250% due 04/01/2014		100	104
Citigroup Capital
8.300% due 12/21/2077		1,600	1,608
Citigroup, Inc.
1.919% due 01/13/2014		600	598
2.467% due 08/13/2013		200	201
5.300% due 10/17/2012		3,100	3,139
5.500% due 04/11/2013		1,500	1,543
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (c)		300	317
Deutsche Bank AG
1.357% due 09/22/2015	EUR	800	924

Deutsche Bank Capital Funding Trust
3.431% due 09/30/2012 (c)		$3,600	2,388
Dexia Credit Local S.A.
2.000% due 03/05/2013		2,200	2,191
Eksportfinans ASA
2.000% due 09/15/2015		900	806
Export-Import Bank of Korea
4.000% due 01/29/2021		400	415
5.125% due 06/29/2020		100	112
8.125% due 01/21/2014		800	875
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,400	1,829
General Electric Capital Corp.
5.875% due 01/14/2038		$500	577
Goldman Sachs Group, Inc.
6.150% due 04/01/2018		400	434
6.250% due 09/01/2017		1,200	1,307
ING Bank NV
1.868% due 06/09/2014		300	296
2.500% due 01/14/2016		100	102
International Lease Finance Corp.
5.000% due 09/15/2012		200	202
6.750% due 09/01/2016		2,300	2,484
Intesa Sanpaolo SpA
2.867% due 02/24/2014		500	470
JPMorgan Chase & Co.
6.000% due 01/15/2018		100	115
JPMorgan Chase Capital
6.550% due 09/15/2066		100	100
Korea Exchange Bank
3.125% due 06/26/2017		200	200
LBG Capital PLC
8.000% due 06/15/2020 (c)		300	255
Lloyds TSB Bank PLC
2.816% due 01/24/2014		1,300	1,308
4.875% due 01/21/2016		100	105
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012		1,200	1,207
6.400% due 08/28/2017		700	763
6.875% due 04/25/2018		1,000	1,121
Morgan Stanley
2.967% due 05/14/2013		300	300
6.000% due 04/28/2015		1,500	1,552
National Australia Bank Ltd.
5.350% due 06/12/2013		400	417
Principal Life Income Funding Trusts
5.550% due 04/27/2015		500	552
Royal Bank of Scotland Group PLC
6.990% due 10/05/2017 (c)		700	546
Santander UK PLC
1.018% due 10/10/2017	EUR	1,400	1,333
Sberbank of Russia Via SB Capital S.A.
5.499% due 07/07/2015		$700	735
6.125% due 02/07/2022		200	209
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		1,100	1,081
Springleaf Finance Corp.
6.900% due 12/15/2017		700	562
State Bank of India
4.500% due 10/23/2014		400	407
4.500% due 07/27/2015		1,000	1,018
State Street Capital Trust
1.468% due 06/01/2077		100	73
Temasek Financial Ltd.
4.300% due 10/25/2019		300	337
UBS AG
2.250% due 08/12/2013		3,700	3,713
5.750% due 04/25/2018		200	222
5.875% due 12/20/2017		400	448
USB Capital
3.500% due 07/30/2012 (c)		100	77
Wells Fargo & Co.
7.980% due 03/15/2018 (c)		1,400	1,543
Weyerhaeuser Co.
7.375% due 03/15/2032		1,400	1,569

			76,470

INDUSTRIALS 2.2%
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		1,400	1,412
Braskem Finance Ltd.
5.750% due 04/15/2021		300	310
CNOOC Finance Ltd.
3.875% due 05/02/2022		1,900	1,971

Codelco, Inc.
6.150% due 10/24/2036	100	126
CSN Resources S.A.
6.500% due 07/21/2020	900	979
Daimler Finance North America LLC
1.668% due 09/13/2013	400	403
Dow Chemical Co.
6.000% due 10/01/2012	100	101
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	729
HCA, Inc.
6.500% due 02/15/2020	1,300	1,412
Hutchison Whampoa International Ltd.
7.625% due 04/09/2019	100	124
Kraft Foods, Inc.
6.125% due 02/01/2018	500	600
Peabody Energy Corp.
7.875% due 11/01/2026	100	103
President and Fellows of Harvard College
6.000% due 01/15/2019	400	506
Rohm and Haas Co.
6.000% due 09/15/2017	400	466
Transocean, Inc.
4.950% due 11/15/2015	200	216
UnitedHealth Group, Inc.
4.875% due 02/15/2013	300	308
Vale Overseas Ltd.
5.625% due 09/15/2019	600	669

		10,435

UTILITIES 1.2%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	100	125
British Telecommunications PLC
1.593% due 12/20/2013	3,100	3,119
Enel Finance International NV
6.800% due 09/15/2037	400	347
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	200	212
Gazprom OAO Via White Nights Finance BV
10.500% due 03/25/2014	700	786
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	200	209
Petroleos Mexicanos
5.500% due 06/27/2044	100	103
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027	300	333
TNK-BP Finance S.A.
6.625% due 03/20/2017	300	327

		5,561

Total Corporate Bonds & Notes (Cost $89,677)		92,466

MUNICIPAL BONDS & NOTES 5.8%
CALIFORNIA 1.5%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	1,100	1,507
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	125
7.550% due 04/01/2039	100	129
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	100	118
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	3,100	2,498
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	600	747
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	800	1,016
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	255	203
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	500	571

		7,159

ILLINOIS 0.9%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	700	834

Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	500	558
5.250% due 12/01/2040	600	666
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	1,600	2,035
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	200	238

		4,331

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	500	594

NEVADA 0.0%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	100	137

NEW JERSEY 0.3%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,000	1,411

NEW YORK 2.2%
New York City, New York General Obligation Bonds, (BABs), Series 2010
6.646% due 12/01/2031	1,200	1,421
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,111
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	100	114
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	5,500	6,254
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,278

		10,178

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	200	231

OHIO 0.5%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,000	1,436
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	900	691

		2,127

TEXAS 0.2%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	600	779

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	560	422

Total Municipal Bonds & Notes (Cost $24,001)		27,369

U.S. GOVERNMENT AGENCIES 47.7%
Fannie Mae
0.305% due 12/25/2036	93	92
0.500% due 07/02/2015 (e)(f)	4,100	4,098
0.595% due 07/25/2037 - 03/25/2044	922	913
0.625% due 07/25/2037	546	548
0.645% due 09/25/2035	489	486
0.655% due 09/25/2035	859	855
0.965% due 06/25/2037	1,011	1,019
0.975% due 06/25/2040	2,594	2,609
0.985% due 03/25/2040	997	1,007
0.995% due 01/25/2040	3,583	3,632
1.125% due 04/27/2017	800	809
1.250% due 01/30/2017	1,400	1,424
1.353% due 07/01/2044	49	50
2.299% due 08/01/2033	46	49
2.346% due 09/01/2033	156	164
2.556% due 05/25/2035	35	36
2.825% due 01/01/2036	92	98
2.879% due 06/01/2033	212	219
2.960% due 05/01/2022	4,100	4,279
3.000% due 07/01/2027	2,000	2,096
3.296% due 05/01/2036	6	7
3.500% due 07/01/2027 - 08/01/2042	46,000	48,259

4.000% due 07/01/2025 - 08/01/2042		71,387	75,959
4.500% due 01/01/2023 - 08/01/2042		20,981	22,531
4.501% due 07/01/2019		1,260	1,438
4.506% due 12/01/2036		32	33
4.636% due 09/01/2034		28	30
5.000% due 04/25/2033 - 07/01/2042		8,371	9,116
5.375% due 06/12/2017		1,100	1,335
5.500% due 01/01/2021 - 08/01/2042		7,254	7,930
6.000% due 08/01/2036 - 02/01/2038		1,896	2,091
6.500% due 10/01/2035 - 10/01/2036		494	560
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037		1,071	1,066
Freddie Mac
0.812% due 06/15/2041		711	714
0.942% due 08/15/2037		628	633
0.952% due 10/15/2037		160	161
0.962% due 05/15/2037 - 09/15/2037		681	686
1.000% due 03/08/2017 (e)(f)		3,100	3,122
1.000% due 06/29/2017		1,200	1,205
1.353% due 02/25/2045		39	37
1.750% due 05/30/2019		1,600	1,640
2.250% due 02/01/2024		6	6
2.355% due 03/01/2034		198	210
3.750% due 03/27/2019		100	116
4.500% due 03/01/2029 - 09/01/2041		19,126	20,486
5.500% due 08/23/2017 - 07/01/2038		488	545
8.000% due 01/01/2017		3	3
Ginnie Mae
1.625% due 03/20/2027		2	2
8.000% due 02/15/2030		1	1
Small Business Administration
5.520% due 06/01/2024		623	705

Total U.S. Government Agencies (Cost $223,101)			225,110

U.S. TREASURY OBLIGATIONS 21.7%
U.S. Treasury Inflation Protected Securities (b)
0.125% due 04/15/2017 (e)		506	535
0.125% due 01/15/2022		6,201	6,575
0.625% due 07/15/2021		204	228
0.750% due 02/15/2042		2,444	2,579
1.125% due 01/15/2021		105	121
1.250% due 07/15/2020		633	736
1.375% due 07/15/2018		107	122
1.750% due 01/15/2028 (f)		5,821	7,314
2.000% due 01/15/2026 (f)		3,246	4,153
2.125% due 01/15/2019		107	128
2.125% due 02/15/2040		1,065	1,517
2.375% due 01/15/2025		1,221	1,612
2.375% due 01/15/2027 (e)(f)(g)		9,013	12,126
2.500% due 01/15/2029 (e)		3,001	4,175
3.625% due 04/15/2028		142	220
3.875% due 04/15/2029		2,239	3,629
U.S. Treasury Notes
0.625% due 05/31/2017		1,600	1,594
0.750% due 06/30/2017 (a)		4,100	4,107
0.875% due 01/31/2017		3,300	3,330
0.875% due 02/28/2017		400	404
0.875% due 04/30/2017 (e)		6,400	6,453
1.000% due 03/31/2017		1,100	1,116
1.125% due 05/31/2019 (f)(g)		13,700	13,732
1.250% due 04/30/2019		2,100	2,125
1.375% due 11/30/2018 (f)		16,200	16,582
1.750% due 05/15/2022 (f)		5,000	5,046
3.375% due 11/15/2019		1,900	2,200

Total U.S. Treasury Obligations (Cost $100,442)			102,459

MORTGAGE-BACKED SECURITIES 9.3%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		142	124
Arran Residential Mortgages Funding PLC
2.089% due 05/16/2047	EUR	1,000	1,270
Banc of America Funding Corp.
2.628% due 05/25/2035		$227	232
5.700% due 01/20/2047		282	173
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		187	177
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		13	13
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049		770	800
5.919% due 05/10/2045		400	458
BCRR Trust
5.858% due 07/17/2040		500	572

Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 04/25/2033		2	2
2.875% due 01/25/2034		2	2
2.889% due 01/25/2034		77	78
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		142	98
2.883% due 05/25/2035		658	526
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		81	72
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		200	226
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		355	202
6.000% due 10/25/2033		31	31
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		81	60
2.709% due 02/20/2035		628	516
Credit Suisse Mortgage Capital Certificates
5.000% due 03/25/2037		4,783	4,497
Epic Opera PLC
1.263% due 07/28/2016	GBP	223	329
European Loan Conduit
0.840% due 05/15/2019	EUR	51	55
Extended Stay America Trust
2.951% due 11/05/2027		$971	980
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		213	176
Granite Master Issuer PLC
0.344% due 12/20/2054		184	177
0.951% due 12/20/2054	GBP	221	331
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	34	42
1.298% due 09/20/2044	GBP	217	329
1.393% due 01/20/2044		34	52
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$6	6
0.325% due 01/25/2047 ^		2	2
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		100	108
5.444% due 03/10/2039		100	111
GS Mortgage Securities Corp.
1.260% due 03/06/2020		1,000	987
GSR Mortgage Loan Trust
2.751% due 06/25/2034		184	165
5.132% due 11/25/2035		300	289
5.159% due 11/25/2035		825	683
6.000% due 03/25/2032		1	1
6.000% due 03/25/2037		102	89
Impac CMB Trust
1.245% due 07/25/2033		49	44
JPMorgan Chase Commercial Mortgage Securities Corp.
4.717% due 02/15/2046		500	567
5.420% due 01/15/2049		1,300	1,462
5.882% due 02/15/2051		100	114
JPMorgan Mortgage Trust
2.852% due 07/25/2035		3,499	3,311
2.924% due 08/25/2034		3,201	3,136
5.310% due 11/25/2035		481	449
5.750% due 01/25/2036		128	119
Merrill Lynch Floating Trust
0.779% due 07/09/2021		8,086	7,927
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		172	127
2.227% due 12/25/2032		5	5
2.530% due 02/25/2035		3,176	2,837
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.485% due 03/12/2051		200	219
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		142	115
2.192% due 01/25/2029		43	42
Morgan Stanley Capital, Inc.
5.439% due 02/12/2044		1,700	1,791
5.610% due 04/15/2049		361	372
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		34	30
Salomon Brothers Mortgage Securities, Inc.
4.000% due 12/25/2018		100	106
Structured Adjustable Rate Mortgage Loan Trust
2.742% due 08/25/2035		148	118
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		369	324
Structured Asset Securities Corp.
2.797% due 10/28/2035		1,260	1,000
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		1,890	1,885

Titan Europe PLC
1.294% due 10/23/2016	GBP	1,451	1,965
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		$71	57
1.147% due 02/25/2046		237	184
1.347% due 11/25/2042		38	33
1.547% due 08/25/2042		27	22
2.390% due 02/27/2034		35	35
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		294	280
2.622% due 03/25/2036		337	299

Total Mortgage-Backed Securities (Cost $44,222)			44,018

ASSET-BACKED SECURITIES 5.4%
Access Group, Inc.
1.766% due 10/27/2025		1,043	1,050
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		18	14
ARES CLO Ltd.
0.717% due 02/24/2018		439	432
Bear Stearns Asset-Backed Securities Trust
0.325% due 10/25/2036		23	22
Centurion CDO Ltd.
0.836% due 01/30/2016		958	948
Chase Issuance Trust
1.968% due 09/15/2015		2,200	2,241
Citibank Omni Master Trust
2.992% due 08/15/2018		800	840
Cougar CLO PLC
1.777% due 07/15/2020	EUR	2,838	3,415
Countrywide Asset-Backed Certificates
0.725% due 12/25/2031		$55	30
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		13	10
Duane Street CLO
0.716% due 11/08/2017		2,892	2,844
Fremont Home Loan Trust
0.305% due 01/25/2037		12	11
Hillmark Funding
0.717% due 05/21/2021		1,100	1,043
HSBC Home Equity Loan Trust
1.184% due 11/20/2036		1,477	1,452
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		12	10
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	2,500	3,093
1.131% due 06/15/2016	GBP	2,200	3,359
SLM Student Loan Trust
0.922% due 12/15/2023	EUR	1,451	1,719
3.492% due 05/16/2044		$345	358
3.500% due 08/17/2043		2,273	2,236
Wind River CLO Ltd.
0.798% due 12/19/2016		419	409

Total Asset-Backed Securities (Cost $25,950)			25,536

SOVEREIGN ISSUES 9.0%
Canada Housing Trust
3.350% due 12/15/2020	CAD	500	538
3.800% due 06/15/2021		100	111
Indonesia Government International Bond
7.500% due 01/15/2016		$500	579
Korea Housing Finance Corp.
4.125% due 12/15/2015		300	319
Mexico Government International Bond
6.250% due 06/16/2016	MXN	11,600	917
6.500% due 06/10/2021		29,000	2,362
6.500% due 06/09/2022		4,000	326
10.000% due 12/05/2024		16,300	1,715
Province of British Columbia
4.300% due 06/18/2042	CAD	100	117
Province of Ontario
0.950% due 05/26/2015		$4,100	4,122
2.450% due 06/29/2022		6,000	5,941
3.150% due 06/02/2022	CAD	1,000	1,015
4.000% due 06/02/2021		1,200	1,306
4.200% due 03/08/2018		100	110
4.200% due 06/02/2020		100	110
4.300% due 03/08/2017		300	327
4.400% due 06/02/2019		100	111
4.600% due 06/02/2039		100	118
5.500% due 06/02/2018		100	116
Province of Quebec
2.750% due 08/25/2021		$18,300	18,983
3.500% due 07/29/2020		500	551
3.500% due 12/01/2022	CAD	2,100	2,172
4.250% due 12/01/2021		200	220
4.500% due 12/01/2020		100	112

Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$200	207

Total Sovereign Issues (Cost $41,085)			42,505

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		40,000	60

Total Convertible Preferred Securities (Cost $0)			60

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
DG Funding Trust
2.829% due 07/30/2012 (c)		217	1,618

Total Preferred Securities (Cost $2,294)			1,618

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 10.5%
CERTIFICATES OF DEPOSIT 1.2%
Banco Bradesco S.A.
1.955% due 01/24/2013		$300	302
Banco do Brasil S.A.
0.000% due 08/17/2012		1,900	1,898
0.000% due 06/28/2013		1,600	1,583
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		1,500	1,492
0.000% due 11/06/2012		700	700

			5,975

COMMERCIAL PAPER 0.7%
Devon Energy Corp.
0.400% due 07/09/2012		3,200	3,200

REPURCHASE AGREEMENTS 1.0%
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		4,200	4,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $4,279. Repurchase proceeds are $4,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		375	375

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $384. Repurchase proceeds are $375.)
			4,575

MEXICO TREASURY BILLS 0.2%
4.532% due 09/13/2012	MXN	11,800	877

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 7.4%
PIMCO Short-Term Floating NAV Portfolio		3,147,416	31,537
PIMCO Short-Term Floating NAV Portfolio III		350,451	3,506

			35,043

Total Short-Term Instruments (Cost $49,612)			49,670

PURCHASED OPTIONS (i) 0.0%
(Cost $25)			7

Total Investments 129.4% (Cost $600,789)			$611,172
Written Options (j) (0.0%) (Premiums $1,072)			(69)
Other Assets and Liabilities (Net) (29.4%)			(138,874)

Net Assets 100.0%			$472,229

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and units):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Fund.

(e)	Securities with an aggregate market value of $6,466 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Securities with an aggregate market value of $18,713 and cash of $30 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	208	$111
90-Day Eurodollar March Futures	Long	03/2015	242	121
90-Day Eurodollar September Futures	Long	09/2015	11	7
E-mini S&P 500 Index September Futures	Long	09/2012	4,020	10,800
Euro-Bund 10-Year Bond September Futures	Short	09/2012	2	1
S&P 500 Index September Futures	Long	09/2012	208	3,456

				$14,496

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,820 and cash of $48 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$4,704	$106	$(26)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	6,980	239	(32)

				$345	$(58)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$7,900	$(424)	$(632)

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	BOA	1.000%	03/20/2016	2.087%	$800	$(30)	$(28)	$(2)
American International Group, Inc.	CBK	1.000%	03/20/2016	2.087%	800	(31)	(29)	(2)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	100	(11)	(22)	11
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%	400	(7)	(10)	3
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%	300	(5)	(7)	2
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	500	(2)	(7)	5
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	1,100	(13)	(2)	(11)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%	1,000	(4)	(10)	6
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%	400	(5)	(1)	(4)
Brazil Government International Bond	FBF	1.000%	06/20/2016	1.310%	1,700	(19)	(2)	(17)
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%	500	(2)	(7)	5
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%	600	(3)	(6)	3
Brazil Government International Bond	HUS	1.000%	06/20/2016	1.310%	5,300	(62)	(142)	80
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%	100	(1)	(1)	0
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%	500	(3)	(5)	2
China Government International Bond	BPS	1.000%	03/20/2016	0.866%	300	2	4	(2)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%	700	3	8	(5)
China Government International Bond	MYC	1.000%	06/20/2016	0.913%	3,800	14	(117)	131
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%	100	(3)	(4)	1
France Government Bond	HUS	0.250%	09/20/2016	1.576%	300	(16)	(11)	(5)
France Government Bond	RYL	0.250%	12/20/2015	1.369%	700	(27)	(14)	(13)
France Government Bond	RYL	0.250%	03/20/2016	1.447%	3,100	(133)	(95)	(38)
France Government Bond	UAG	0.250%	09/20/2016	1.576%	200	(11)	(8)	(3)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.581%	700	0	0	0
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.581%	1,400	12	0	12
Indonesia Government International Bond	BRC	1.000%	06/20/2016	1.502%	500	(9)	(8)	(1)
Indonesia Government International Bond	DUB	1.000%	06/20/2021	2.405%	200	(22)	(14)	(8)
Indonesia Government International Bond	HUS	1.000%	06/20/2016	1.502%	200	(3)	(3)	0
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.405%	600	(63)	(42)	(21)
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.569%	1,600	(36)	(122)	86
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	200	(21)	(14)	(7)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	300	4	4	0
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	2,800	43	(26)	69
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	5,400	77	23	54
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%	300	(13)	(9)	(4)
MetLife, Inc.	DUB	1.000%	03/20/2018	2.927%	1,200	(116)	(68)	(48)
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.658%	100	(5)	(4)	(1)
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%	800	(2)	(6)	4
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%	1,900	(10)	5	(15)
Mexico Government International Bond	GST	1.000%	06/20/2016	1.151%	3,600	(20)	(122)	102
Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%	1,400	(6)	(9)	3
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%	100	(6)	(7)	1
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%	300	6	5	1
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%	200	5	4	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%	1,000	22	23	(1)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%	400	8	2	6
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%	500	11	9	2
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%	300	6	2	4
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%	400	9	7	2

						$(498)	$(886)	$388

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,300	$96	$93	$3
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	900	66	117	(51)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	4,200	311	265	46
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	700	52	79	(27)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	900	73	114	(41)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	1,100	89	135	(46)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,350	5	0	5
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	386	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	675	6	0	6

					$701	$803	$(102)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC	MXN	1,400	$2	$0	$2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		3,000	2	0	2
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,000	5	(7)	12
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		4,000	2	(2)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,000	3	(1)	4
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		2,000	2	0	2

							$16	$(10)	$26

Total Return Swaps on Indices

Pay/Receive	Underlying Reference	# of Units	Financing Rate (6)	Notional Amount	Maturity Date	Counterparty	Unrealized (Depreciation)
Receive	S&P 500 Total Return Index	54,111	3-Month USD-LIBOR less a specified spread	$130,701	01/31/2013	BOA	$(2,884)

(6)	Financing rate is based upon predetermined notional amounts, which may be a multiple of the number of units disclosed.

(i)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CME S&P 500 Index August Futures	550.000	08/17/2012	476	$13	$6
Put - CME S&P 500 Index August Futures	600.000	08/17/2012	50	1	1

				$14	$7

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 4.000% due 08/01/2042	RYM	$97.000	08/06/2012	$50,000	$6	$0
Put - OTC Fannie Mae 5.500% due 08/01/2042	RYM	101.500	08/06/2012	40,000	5	0

					$11	$0

(j)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	24	$7	$(6)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	24	4	(5)

				$11	$(11)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$4,500	$26	$(1)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	5,600	21	0
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	19	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	300	2	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	900	4	0
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	5,300	37	(7)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,300	14	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	1,300	8	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	6,300	18	(2)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,100	80	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	2,300	24	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	2,600	31	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,800	94	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,700	46	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	4,700	23	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	20,000	100	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	11,600	151	0
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	1,700	9	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	800	7	(13)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	800	15	(5)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	1,200	15	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	7,000	42	0
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	1,900	9	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	1,100	10	(18)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	1,100	21	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	1,200	30	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	3,700	15	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	8,200	33	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	9,700	135	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	1,100	7	0

							$1,046	$(56)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$1,100	$10	$(1)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	400	5	(1)

						$15	$(2)

(k)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	07/01/2042	$2,000	$2,166	$(2,162)
Fannie Mae	5.000%	08/01/2042	6,000	6,486	(6,494)
Fannie Mae	6.000%	08/01/2042	1,000	1,097	(1,099)

				$9,749	$(9,755)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	186		$181	FBF	$0	$(9)	$(9)
07/2012	EUR	3,269		4,279	BRC	141	0	141
07/2012		3,269		4,285	DUB	148	0	148
07/2012		3,270		4,284	FBF	145	0	145
07/2012		7,464		9,444	GSC	0	(1)	(1)
07/2012		1,282		1,607	UAG	0	(15)	(15)
07/2012	GBP	1,965		3,101	GSC	23	0	23
07/2012		1,964		3,097	HUS	21	0	21
07/2012	IDR	746,000		80	BRC	0	1	1
07/2012		79,515		9	GST	0	0	0
07/2012		7,766,395		829	HUS	5	(3)	2
07/2012		1,660,880		176	UAG	0	(1)	(1)
07/2012		$126	AUD	128	RYL	4	0	4
07/2012		115		116	UAG	4	0	4
07/2012		10,765	EUR	8,571	BPS	131	(49)	82
07/2012		1,294		1,000	BRC	2	(30)	(28)
07/2012		382		300	CBK	0	(3)	(3)
07/2012		772		606	DUB	8	(14)	(6)
07/2012		526		400	FBF	0	(20)	(20)
07/2012		782		602	HUS	0	(20)	(20)
07/2012		262		200	MSC	0	(9)	(9)
07/2012		1,168		901	RBC	0	(27)	(27)
07/2012		127		100	RYL	0	(1)	(1)
07/2012		1,439		1,100	UAG	0	(47)	(47)
07/2012		135	GBP	86	BRC	0	0	0
07/2012		5,997		3,843	UAG	22	0	22
07/2012		79	IDR	746,000	BRC	1	0	1
07/2012		8		79,515	GST	0	0	0
07/2012		860		7,766,395	HUS	0	(33)	(33)
07/2012		175		1,660,880	UAG	2	0	2
08/2012	EUR	7,464		$9,318	BPS	0	(130)	(130)
08/2012	GBP	182		283	JPM	0	(2)	(2)
08/2012		3,843		5,997	UAG	0	(22)	(22)
08/2012	MXN	3,180		228	BRC	0	(9)	(9)
08/2012		15,162		1,078	CBK	0	(54)	(54)
08/2012		35,328		2,484	HUS	0	(153)	(153)
08/2012		17,982		1,274	MSC	0	(68)	(68)
08/2012		$23	MXN	309	JPM	0	0	0
08/2012		12		165	UAG	0	0	0
08/2012		1	SGD	1	UAG	0	0	0
09/2012	CAD	6,526		$6,349	UAG	0	(50)	(50)
09/2012	EUR	2,679		3,369	UAG	0	(24)	(24)
09/2012	JPY	64,014		798	JPM	1	(4)	(3)
09/2012		39,637		495	UAG	0	(1)	(1)
09/2012	MXN	11,668		827	UAG	0	(42)	(42)
09/2012		$4,835	EUR	3,875	CBK	72	0	72
09/2012		153		121	JPM	1	0	1
02/2013	CNY	3,570		$566	BRC	7	0	7
02/2013		1,259		200	FBF	3	0	3
02/2013		5,052		800	UAG	9	0	9
02/2013		$1,559	CNY	9,881	DUB	0	(12)	(12)

						$750	$(852)	$(102)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$354	$0	$354
Corporate Bonds & Notes
Banking & Finance	0	76,169	301	76,470
Industrials	0	10,435	0	10,435
Utilities	0	5,561	0	5,561
Municipal Bonds & Notes
California	0	7,159	0	7,159
Illinois	0	4,331	0	4,331
Iowa	0	594	0	594
Nevada	0	137	0	137
New Jersey	0	1,411	0	1,411
New York	0	10,178	0	10,178
North Carolina	0	231	0	231
Ohio	0	2,127	0	2,127
Texas	0	779	0	779
West Virginia	0	422	0	422
U.S. Government Agencies	0	224,044	1,066	225,110
U.S. Treasury Obligations	0	102,459	0	102,459
Mortgage-Backed Securities	0	44,018	0	44,018
Asset-Backed Securities	0	24,493	1,043	25,536
Sovereign Issues	0	42,505	0	42,505
Convertible Preferred Securities
Industrials	0	0	60	60
Preferred Securities
Banking & Finance	0	0	1,618	1,618
Short-Term Instruments
Certificates of Deposit	0	5,975	0	5,975
Commercial Paper	0	3,200	0	3,200
Repurchase Agreements	0	4,575	0	4,575
Mexico Treasury Bills	0	877	0	877
PIMCO Short-Term Floating NAV Portfolios	35,043	0	0	35,043
Purchased Options
Equity Contracts	0	7	0	7
	$35,043	$572,041	$4,088	$611,172

Short Sales, at value	$0	$(9,755)	$0	$(9,755)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	659	0	659
Equity Contracts	14,256	0	0	14,256
Foreign Exchange Contracts	0	750	0	750
Interest Rate Contracts	240	26	0	266
	$14,496	$1,435	$0	$15,931

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(432)	0	(432)
Equity Contracts	0	(2,884)	0	(2,884)
Foreign Exchange Contracts	0	(852)	0	(852)
Interest Rate Contracts	0	(699)	(2)	(701)

	$0	$(4,867)	$(2)	$(4,869)

Totals	$49,539	$558,854	$4,086	$612,479

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$298	$0	$0	$0	$0	$3	$0	$0	$301	$3
U.S. Government Agencies	8,567	(7,450)	(54)	0	0	3	0	0	1,066	0
Asset-Backed Securities	1,998	0	(47)	4	1	36	0	(949)	1,043	17
Convertible Preferred Securities
Industrials	10	0	0	0	0	50	0	0	60	50
Preferred Securities
Banking & Finance	1,625	0	0	0	0	(7)	0	0	1,618	(7)

	$12,498	$(7,450)	$(101)	$4	$1	$85	$0	$(949)	$4,088	$63
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$0	$0	$0	$(2)	$0

Totals	$12,496	$(7,450)	$(101)	$4	$1	$85	$0	$(949)	$4,086	$63

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes	$301	Benchmark Pricing	Base Price	100.25
Banking & Finance
U.S. Government Agencies	1,066	Third Party Vendor	Broker Quote	99.50
Asset-Backed Securities	1,043	Benchmark Pricing	Base Price	94.97
Convertible Preferred Securities
Industrials	60	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	1,618	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(2)	Indicative Market Quotations	Broker Quote	0.15 - 0.17

Total	$4,086

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO StocksPLUS® TR Short Strategy Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Petroleum Export Ltd.
3.468% due 12/20/2012		$570	$530

Total Bank Loan Obligations (Cost $570)			530

CORPORATE BONDS & NOTES 32.3%
BANKING & FINANCE 19.9%
Ally Financial, Inc.
4.500% due 02/11/2014		2,400	2,439
7.500% due 09/15/2020		700	789
8.300% due 02/12/2015		700	765
American Express Bank FSB
5.500% due 04/16/2013		1,100	1,141
American International Group, Inc.
4.250% due 05/15/2013		3,400	3,471
5.450% due 05/18/2017		100	109
5.600% due 10/18/2016		3,000	3,266
5.850% due 01/16/2018		3,400	3,770
6.250% due 05/01/2036		800	930
6.250% due 03/15/2087		1,000	930
6.400% due 12/15/2020		400	454
6.765% due 11/15/2017	GBP	1,648	2,817
8.175% due 05/15/2068		$3,800	4,142
8.625% due 05/22/2068	GBP	1,450	2,303
ASIF
3.000% due 02/17/2017	EUR	3,100	3,465
Banco do Brasil S.A.
3.284% due 07/02/2014		$1,900	1,905
Banco Santander Brasil S.A.
4.250% due 01/14/2016		2,000	1,985
4.500% due 04/06/2015		3,400	3,417
Banco Santander Chile
2.066% due 01/19/2016		1,400	1,323
Bank of America Corp.
6.500% due 08/01/2016		2,200	2,419
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		300	325
Bank of Montreal
1.950% due 01/30/2018		2,100	2,165
2.850% due 06/09/2015		700	741
Bank of Nova Scotia
1.650% due 10/29/2015		1,300	1,330
Bank One Capital
8.750% due 09/01/2030		325	445
Barclays Bank PLC
14.000% due 06/15/2019 (d)	GBP	420	750
BBVA Bancomer S.A.
4.500% due 03/10/2016		$600	606
6.500% due 03/10/2021		1,400	1,421
Bear Stearns Cos. LLC
6.400% due 10/02/2017		700	809
BNP Paribas S.A.
0.869% due 04/08/2013		3,100	3,074
BPCE S.A.
2.375% due 10/04/2013		500	492
Capital One Capital
10.250% due 08/15/2039		3,200	3,280
CBA Capital Trust
5.805% due 06/30/2015 (d)		2,900	2,945
Citigroup Capital
8.300% due 12/21/2077		14,600	14,673
Citigroup, Inc.
1.317% due 02/15/2013		1,200	1,200
1.919% due 01/13/2014		3,300	3,287
2.467% due 08/13/2013		1,500	1,511
5.000% due 09/15/2014		100	103
5.500% due 04/11/2013		6,000	6,171
5.625% due 08/27/2012		200	201
Compass Bank
6.400% due 10/01/2017		19,800	18,513
Credit Suisse
2.200% due 01/14/2014		1,200	1,208
Deutsche Bank AG
1.357% due 09/22/2015	EUR	600	693
Export-Import Bank of Korea
4.000% due 01/29/2021		$3,300	3,425
5.125% due 06/29/2020		600	673
5.875% due 01/14/2015		1,900	2,085
8.125% due 01/21/2014		6,400	7,003

FCE Bank PLC
7.125% due 01/15/2013	EUR	4,300	5,619
Ford Motor Credit Co. LLC
7.000% due 10/01/2013		$3,100	3,316
8.000% due 06/01/2014		2,500	2,775
General Electric Capital Corp.
3.800% due 06/18/2019		300	303
Goldman Sachs Group, Inc.
1.070% due 01/30/2017	EUR	1,200	1,349
7.500% due 02/15/2019		$10,000	11,425
GSPA Monetization Trust
6.422% due 10/09/2029		2,525	2,418
HBOS PLC
0.667% due 09/06/2017		900	657
HSBC Bank PLC
2.000% due 01/19/2014		1,200	1,212
HSBC Bank USA N.A.
6.000% due 08/09/2017		14,400	16,040
HSBC Capital Funding LP
4.610% due 06/27/2013 (d)		3,900	3,695
ING Bank NV
1.868% due 06/09/2014		1,900	1,875
2.500% due 01/14/2016		800	814
Intesa Sanpaolo SpA
2.867% due 02/24/2014		2,700	2,537
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	1,900	2,393
1.266% due 01/24/2014		$6,500	6,520
5.250% due 05/01/2015		1,000	1,079
6.300% due 04/23/2019		10,000	11,710
JPMorgan Chase Capital
6.550% due 09/15/2066		100	101
Korea Finance Corp.
3.250% due 09/20/2016		1,200	1,236
LBG Capital PLC
7.869% due 08/25/2020	GBP	100	135
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$5,000	5,030
4.875% due 01/21/2016		3,400	3,574
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	5,800	7,007
6.875% due 11/15/2018		$10,000	11,221
MetLife Capital Trust
7.875% due 12/15/2067		10,700	11,930
Morgan Stanley
1.446% due 04/29/2013		300	296
2.967% due 05/14/2013		7,000	6,992
5.950% due 12/28/2017		500	514
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	1,000	1,605
National City Bank
0.838% due 06/07/2017		$1,100	1,031
Nordea Bank AB
2.125% due 01/14/2014		600	601
Northern Rock Asset Management PLC
5.625% due 06/22/2017		2,600	2,847
Pacific LifeCorp
6.000% due 02/10/2020		300	328
Progressive Corp.
6.700% due 06/15/2067		6,400	6,663
Prudential Financial, Inc.
6.625% due 12/01/2037		100	114
Prudential Financial, Inc. CPI Linked Bond
4.650% due 06/10/2013		1,000	1,002
Qatari Diar Finance QSC
3.500% due 07/21/2015		1,300	1,367
Rabobank Group
6.875% due 03/19/2020	EUR	7,100	8,787
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		$16,300	16,789
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		100	103
6.990% due 10/05/2017 (d)		900	702
Santander UK PLC
1.018% due 10/10/2017	EUR	5,500	5,236
SLM Corp.
0.766% due 01/27/2014		$700	669
4.000% due 07/25/2014		5,000	5,005
4.250% due 08/11/2014		3,343	3,363
5.625% due 08/01/2033		700	595
8.000% due 03/25/2020		1,300	1,430
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		1,000	982

Societe Generale S.A.
1.519% due 04/11/2014		12,900	12,491
5.922% due 04/05/2017 (d)		500	340
Springleaf Finance Corp.
4.875% due 07/15/2012		6,200	6,200
State Bank of India
4.500% due 07/27/2015		4,300	4,376
State Street Capital Trust
1.468% due 06/01/2077		4,900	3,559
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		17,100	22,186
Temasek Financial Ltd.
4.300% due 10/25/2019		500	562
UBS AG
7.750% due 09/01/2026		5,000	5,735
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)		7,275	6,911
USB Capital
3.500% due 07/30/2012 (d)		300	231
Wachovia Capital Trust
0.967% due 01/15/2027		25	19
Wachovia Corp.
0.656% due 08/01/2013		700	701

			367,272

INDUSTRIALS 8.7%
Altria Group, Inc.
7.750% due 02/06/2014		2,300	2,539
9.700% due 11/10/2018		10,000	13,862
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		7,900	7,968
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021		2,400	2,491
Codelco, Inc.
7.500% due 01/15/2019		300	382
Continental Airlines, Inc.
6.750% due 09/15/2015		6,500	6,711
CSN Islands Corp.
6.875% due 09/21/2019		400	438
CSN Resources S.A.
6.500% due 07/21/2020		2,700	2,938
CVS Pass-Through Trust
6.943% due 01/10/2030		1,144	1,358
Daimler Finance North America LLC
1.668% due 09/13/2013		2,000	2,013
DCP Midstream LLC
9.700% due 12/01/2013		3,435	3,778
Deutsche Telekom International Finance BV
5.250% due 07/22/2013		5,000	5,220
Eaton Vance Corp.
6.500% due 10/02/2017		600	687
Eli Lilly & Co.
4.200% due 03/06/2014		10,000	10,612
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		39	43
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		900	945
General Mills, Inc.
5.250% due 08/15/2013		4,784	5,024
Gerdau Trade, Inc.
5.750% due 01/30/2021		500	521
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		1,000	1,071
7.625% due 04/09/2019		1,000	1,241
Kinder Morgan Energy Partners LP
6.950% due 01/15/2038		500	594
Kraft Foods, Inc.
2.625% due 05/08/2013		9,500	9,643
6.125% due 08/23/2018		10,000	12,191
6.875% due 02/01/2038		100	131
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		10,000	11,548
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,010
Pearson Dollar Finance PLC
5.500% due 05/06/2013		600	622
Pemex Project Funding Master Trust
7.500% due 12/18/2013	GBP	100	168
Petrobras International Finance Co.
5.750% due 01/20/2020		$3,600	3,958
5.875% due 03/01/2018		800	891
8.375% due 12/10/2018		400	501
PPG Industries, Inc.
6.650% due 03/15/2018		10,000	12,210

Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	2,000	1,960
2.582% due 04/26/2013	3,000	2,956
Time Warner Cable, Inc.
6.200% due 07/01/2013	10,700	11,247
Transocean, Inc.
4.950% due 11/15/2015	2,000	2,155
Union Pacific Corp.
4.163% due 07/15/2022	437	488
Vale Overseas Ltd.
5.625% due 09/15/2019	1,500	1,671
8.250% due 01/17/2034	1,200	1,545
Valero Energy Corp.
9.375% due 03/15/2019	10,000	13,166
Vivendi S.A.
2.400% due 04/10/2015	1,200	1,189

		159,686

UTILITIES 3.7%
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	200	250
BellSouth Corp.
4.020% due 04/26/2021	8,800	9,024
British Telecommunications PLC
1.593% due 12/20/2013	10,000	10,062
5.150% due 01/15/2013	4,000	4,090
EDF S.A.
5.500% due 01/26/2014	200	212
6.500% due 01/26/2019	200	236
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	800	846
6.212% due 11/22/2016	100	109
8.146% due 04/11/2018	700	837
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	200	225
Majapahit Holding BV
8.000% due 08/07/2019	3,000	3,630
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	600	627
NV Energy, Inc.
6.250% due 11/15/2020	1,200	1,346
Petroleos Mexicanos
5.500% due 06/27/2044	400	410
6.000% due 03/05/2020	1,200	1,394
Qtel International Finance Ltd.
3.375% due 10/14/2016	1,900	1,979
4.750% due 02/16/2021	300	320
Sempra Energy
9.800% due 02/15/2019	10,000	13,886
Southern California Edison Co.
0.918% due 09/15/2014	12,100	12,158
TNK-BP Finance S.A.
6.625% due 03/20/2017	1,900	2,073
Verizon Communications, Inc.
5.250% due 04/15/2013	300	311
Vodafone Group PLC
5.000% due 12/16/2013	3,200	3,394

		67,419

Total Corporate Bonds & Notes (Cost $586,493)		594,377

MUNICIPAL BONDS & NOTES 3.6%
CALIFORNIA 1.0%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	700	985
6.918% due 04/01/2040	490	671
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,223
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	100	125
7.550% due 04/01/2039	100	129
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	1,500	1,952
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	100	104
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	1,100	887
La Quinta Financing Authority, California Tax Allocation Bonds, Series 2011
8.070% due 09/01/2036	2,730	2,963
Long Beach Redevelopment Agency, California Tax Allocation Bonds, (BABs), Series 2010
8.360% due 08/01/2040	2,225	2,457
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	300	369
7.618% due 08/01/2040	500	628

Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,000	1,442
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	800	1,037
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,223
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	100	115
7.021% due 08/01/2040	200	230
Riverside County, California Economic Development Agency Tax Allocation Bonds, Series 2010
7.750% due 10/01/2037	1,320	1,373
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	85	68
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	300	304
6.398% due 05/15/2031	300	367
6.548% due 05/15/2048	500	656

		19,308

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,000	1,113
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	800	954

		2,067

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	65	63

LOUISIANA 0.1%
New Orleans, Louisiana General Obligation Bonds, (BABs), Series 2010
8.300% due 12/01/2029	1,200	1,368
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	25	26

		1,394

NEVADA 0.3%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	600	822
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	3,900	4,558

		5,380

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	1,200	1,693

NEW YORK 1.2%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,300	1,904
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	2,500	3,166
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	100	131
6.011% due 06/15/2042	1,000	1,325
6.282% due 06/15/2042	100	116
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	700	800
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	100	110
5.750% due 11/15/2051	11,800	13,419
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,000	1,213

		22,184

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	1,500	2,154
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	6,325	4,859

		7,013

PENNSYLVANIA 0.1%
Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, (AMBAC Insured), Series 1999
0.000% due 04/15/2026	2,500	959

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	100	115

TEXAS 0.3%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,900	5,066

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	280	211

Total Municipal Bonds & Notes (Cost $56,239)		65,453

U.S. GOVERNMENT AGENCIES 43.9%
Fannie Mae
0.500% due 07/02/2015	5,300	5,297
0.595% due 07/25/2037 - 09/25/2042	2,547	2,552
0.625% due 07/25/2037	2,339	2,346
0.645% due 09/25/2035	2,170	2,156
0.655% due 09/25/2035	3,724	3,704
0.695% due 09/25/2035 - 07/25/2041	26,108	26,245
0.845% due 01/25/2051	7,264	7,310
0.965% due 06/25/2037	5,297	5,335
0.975% due 06/25/2040	11,108	11,173
0.985% due 03/25/2040	4,355	4,400
1.250% due 01/30/2017	2,400	2,442
1.375% due 11/15/2016	500	513
2.053% due 11/01/2035	11	12
2.054% due 10/01/2034	6	6
2.143% due 09/01/2035	70	73
2.282% due 12/01/2033	34	36
2.300% due 03/01/2035	9	10
2.358% due 07/01/2035	49	52
2.451% due 06/01/2034	323	344
2.500% due 07/17/2027	1,000	1,031
2.500% due 08/01/2027	4,000	4,116
2.654% due 06/01/2035	95	102
2.675% due 12/01/2033	15	16
3.000% due 07/01/2027	62,000	64,984
3.193% due 06/01/2035	127	135
3.500% due 06/01/2014 - 08/01/2042	154,246	162,545
4.000% due 09/01/2023 - 08/01/2042	105,274	113,488
4.500% due 05/01/2023 - 08/01/2042	39,391	42,507
5.000% due 02/13/2017 - 07/01/2042	43,132	47,070
5.375% due 06/12/2017	300	364
5.500% due 11/01/2021 - 08/01/2042	160,847	175,487
6.000% due 10/01/2026 - 08/01/2042	21,632	23,820
Freddie Mac
0.622% due 03/15/2037	9,819	9,834
0.942% due 08/15/2037	7,411	7,472
0.952% due 10/15/2037	1,755	1,769
0.962% due 05/15/2037 - 09/15/2037	7,953	8,003
1.000% due 06/29/2017 (h)(i)	16,500	16,568
1.250% due 05/12/2017	2,300	2,334
1.750% due 05/30/2019	1,400	1,435
2.375% due 01/13/2022 (h)	12,900	13,278
2.683% due 06/01/2035	136	145
2.765% due 11/01/2034	59	63
3.750% due 03/27/2019	3,400	3,935
4.000% due 12/15/2040 - 07/15/2041	24,456	26,340
5.500% due 08/23/2017 - 10/01/2039	4,072	4,448
6.000% due 08/01/2027 - 07/01/2042	2,191	2,402
Ginnie Mae
6.000% due 07/15/2037 - 08/15/2037	176	200
Small Business Administration
4.430% due 05/01/2029	981	1,104
5.520% due 06/01/2024	10	11

Total U.S. Government Agencies (Cost $790,067)		809,012

U.S. TREASURY OBLIGATIONS 19.1%
U.S. Treasury Bonds
3.000% due 05/15/2042 (f)(h)(i)	27,756	29,139
3.125% due 11/15/2041	7,200	7,755
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2022 (i)	21,856	23,173
0.750% due 02/15/2042 (h)(i)	26,678	28,150
1.750% due 01/15/2028 (h)	6,919	8,694
2.000% due 01/15/2026	2,666	3,411
2.125% due 02/15/2040 (h)(i)	16,181	23,058
2.375% due 01/15/2025	4,028	5,318
2.375% due 01/15/2027 (h)(i)	38,678	52,036
2.500% due 01/15/2029 (h)(i)	31,078	43,242
3.000% due 07/15/2012 (f)(i)	18,555	18,568
3.625% due 04/15/2028 (h)	2,276	3,519

U.S. Treasury Notes
0.625% due 05/31/2017		9,000	8,964
1.000% due 06/30/2019 (a)		11,300	11,211
1.125% due 05/31/2019		9,600	9,623
1.250% due 04/30/2019		2,500	2,529
1.375% due 02/28/2019 (f)(i)		49,700	50,791
2.750% due 02/15/2019 (f)		5,200	5,776
3.125% due 05/15/2019		5,100	5,800
3.375% due 11/15/2019		900	1,042
3.625% due 08/15/2019		8,100	9,508

Total U.S. Treasury Obligations (Cost $341,435)			351,307

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		20	18
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	258	327
2.089% due 05/16/2047		2,800	3,557
Banc of America Funding Corp.
2.628% due 05/25/2035		$32	33
2.929% due 06/25/2034		78	79
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		749	710
Banc of America Mortgage Securities, Inc.
2.961% due 07/25/2035		4,124	3,453
3.120% due 05/25/2033		115	106
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.805% due 06/10/2049		2,900	3,292
5.919% due 05/10/2045		300	344
BCRR Trust
5.858% due 07/17/2040		500	572
Bear Stearns Adjustable Rate Mortgage Trust
2.867% due 11/25/2034		226	194
3.174% due 11/25/2034		57	57
3.340% due 12/25/2035		127	123
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		35	24
Chase Mortgage Finance Corp.
5.817% due 09/25/2036		1,766	1,534
6.000% due 12/25/2036		761	742
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		41	36
2.600% due 05/25/2035		62	57
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		300	339
5.543% due 12/11/2049		3,800	4,212
Countrywide Alternative Loan Trust
0.525% due 02/25/2037		565	303
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		41	30
2.620% due 11/25/2034		1,941	1,608
2.709% due 02/20/2035		262	215
Epic Opera PLC
1.263% due 07/28/2016	GBP	979	1,449
European Loan Conduit
0.840% due 05/15/2019	EUR	153	166
Extended Stay America Trust
2.951% due 11/05/2027		$6,599	6,666
Four Times Square Trust
5.401% due 12/13/2028		6,900	8,062
Granite Master Issuer PLC
0.344% due 12/20/2054		1,106	1,065
0.951% due 12/20/2054	GBP	1,106	1,654
Granite Mortgages PLC
1.121% due 01/20/2044	EUR	192	236
1.298% due 09/20/2044	GBP	1,055	1,597
1.393% due 01/20/2044		171	259
Greenwich Capital Commercial Funding Corp.
5.444% due 03/10/2039		$100	111
GSR Mortgage Loan Trust
2.651% due 09/25/2035		105	102
5.132% due 11/25/2035		150	145
5.159% due 11/25/2035		5,231	4,332
Harborview Mortgage Loan Trust
0.413% due 12/19/2036		1,041	565
0.463% due 05/19/2035		37	23
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	1,500	1,907
JPMorgan Chase Commercial Mortgage Securities Corp.
4.158% due 01/12/2039		$1,422	1,467
4.717% due 02/15/2046		2,700	3,060
5.336% due 05/15/2047		1,700	1,889
5.882% due 02/15/2051		100	114

JPMorgan Mortgage Trust
5.005% due 02/25/2035		31	32
5.314% due 07/25/2035		2,226	2,206
5.750% due 01/25/2036		192	178
5.875% due 10/25/2036		820	694
MASTR Adjustable Rate Mortgages Trust
2.599% due 07/25/2035		2,315	1,753
Mellon Residential Funding Corp.
0.682% due 12/15/2030		232	220
0.722% due 06/15/2030		3	3
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		123	90
2.545% due 05/25/2033		106	102
5.248% due 09/25/2035		5,657	5,103
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		1,590	1,727
5.485% due 03/12/2051		100	109
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		142	115
Morgan Stanley Capital, Inc.
4.070% due 05/15/2040		5,898	5,998
5.610% due 04/15/2049		2,308	2,380
5.809% due 12/12/2049		1,700	1,978
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035		1,712	1,716
Nomura Asset Acceptance Corp.
4.976% due 05/25/2035		537	464
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035		83	49
2.740% due 02/25/2034		107	104
2.756% due 08/25/2034		162	149
Structured Asset Mortgage Investments, Inc.
0.525% due 02/25/2036		47	26
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		8,966	8,941
Titan Europe PLC
1.294% due 10/23/2016	GBP	5,802	7,860
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021		$448	434
5.509% due 04/15/2047		100	110
WaMu Mortgage Pass-Through Certificates
1.347% due 11/25/2042		16	14
2.640% due 10/25/2046		434	326
5.366% due 02/25/2037		2,462	2,166
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		135	129
2.622% due 03/25/2036		168	150
5.413% due 12/25/2036		6,074	5,716

Total Mortgage-Backed Securities (Cost $105,139)			107,876

ASSET-BACKED SECURITIES 2.7%
ACE Securities Corp.
0.305% due 10/25/2036		30	8
ARES CLO Ltd.
0.717% due 02/24/2018		1,957	1,923
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		71	63
Centurion CDO Ltd.
0.836% due 01/30/2016		4,150	4,110
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		84	82
0.445% due 05/25/2037		10,135	2,987
Cougar CLO PLC
1.777% due 07/15/2020	EUR	11,353	13,661
Countrywide Asset-Backed Certificates
0.725% due 12/25/2031		$4	2
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		2,800	2,717
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		9	8
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		2,186	2,187
Penta CLO S.A.
1.166% due 06/04/2024	EUR	968	1,115
SLM Student Loan Trust
0.922% due 12/15/2023		11,283	13,367
0.966% due 10/25/2017		$1,100	1,099
3.492% due 05/16/2044		1,466	1,521
3.500% due 08/17/2043		2,360	2,322

Wind River CLO Ltd.
0.798% due 12/19/2016		2,254	2,196

Total Asset-Backed Securities (Cost $51,936)			49,368

SOVEREIGN ISSUES 4.8%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	600	791
5.500% due 07/12/2020		$2,100	2,397
Canada Housing Trust
3.350% due 12/15/2020	CAD	4,900	5,271
3.800% due 06/15/2021		1,000	1,113
Indonesia Government International Bond
7.500% due 01/15/2016		$1,500	1,738
Korea Development Bank
4.375% due 08/10/2015		2,500	2,671
Korea Housing Finance Corp.
4.125% due 12/15/2015		500	532
Mexico Government International Bond
6.250% due 06/16/2016	MXN	18,700	1,478
6.500% due 06/09/2022		19,000	1,546
7.750% due 12/14/2017		16,200	1,379
10.000% due 12/05/2024		4,400	463
Province of British Columbia
3.250% due 12/18/2021	CAD	100	104
4.300% due 06/18/2042		100	117
Province of Ontario
3.150% due 06/02/2022		6,400	6,495
4.000% due 10/07/2019		$500	569
4.000% due 06/02/2021	CAD	23,400	25,468
4.200% due 03/08/2018		100	109
4.200% due 06/02/2020		14,300	15,767
4.300% due 03/08/2017		1,400	1,527
4.400% due 06/02/2019		1,200	1,336
4.600% due 06/02/2039		1,000	1,178
5.500% due 06/02/2018		300	349
Province of Quebec
2.750% due 08/25/2021		$10,500	10,892
3.500% due 07/29/2020		200	221
3.500% due 12/01/2022	CAD	2,300	2,379
4.250% due 12/01/2021		1,200	1,321
4.500% due 12/01/2016		100	109
4.500% due 12/01/2017		100	111
4.500% due 12/01/2018		200	223
4.500% due 12/01/2020		500	560
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$300	311
5.450% due 11/22/2017		700	726

Total Sovereign Issues (Cost $84,896)			89,251

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		24,000	36

Total Convertible Preferred Securities (Cost $0)			36

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
DG Funding Trust
2.829% due 07/30/2012 (d)		85	634
Farm Credit Bank
10.000% due 12/15/2020 (d)		1,100	1,283

Total Preferred Securities (Cost $2,037)			1,917

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 17.6%
CERTIFICATES OF DEPOSIT 1.2%
Banco do Brasil S.A.
0.000% due 08/17/2012		$9,500	9,491
0.000% due 06/28/2013		4,300	4,255

Itau Unibanco Holding S.A.
0.000% due 11/05/2012		5,400	5,370
0.000% due 11/06/2012		3,700	3,700

			22,816

COMMERCIAL PAPER 1.2%
Dominion Resources, Inc.
0.410% due 07/16/2012		5,000	4,999
0.410% due 07/17/2012		13,000	12,998
0.420% due 07/13/2012		2,200	2,200
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012		2,300	2,300

			22,497

REPURCHASE AGREEMENTS 2.1%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		600	600
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $614. Repurchase proceeds are $600.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		37,000	37,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $37,697. Repurchase proceeds are $37,001.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		328	328
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $337. Repurchase proceeds are $328.)

			37,928

MEXICO TREASURY BILLS 4.3%
4.522% due 09/20/2012	MXN	1,074,300	79,727

U.S. TREASURY BILLS 0.0%
0.161% due 11/15/2012 - 05/30/2013 (b)(f)		$870	869

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 8.8%
PIMCO Short-Term Floating NAV Portfolio		9,483,930	95,029
PIMCO Short-Term Floating NAV Portfolio III		6,699,051	67,011

			162,040

Total Short-Term Instruments (Cost $322,495)			325,877

PURCHASED OPTIONS (k) 0.0%
(Cost $119)			45

Total Investments 130.0% (Cost $2,341,426)			$2,395,049
Written Options (l) (0.0%) (Premiums $5,337)			(550)
Other Assets and Liabilities (Net) (30.0%)			(552,325)

Net Assets 100.0%			$1,842,174

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $4,143 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $17,855 at a weighted average interest rate of 0.375%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $106,853 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar June Futures	Long	06/2015	290	$155
90-Day Eurodollar March Futures	Long	03/2015	290	145
90-Day Eurodollar September Futures	Long	09/2015	48	29
E-mini S&P 500 Index September Futures	Short	09/2012	19,636	(47,157)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	10	4
S&P 500 Index September Futures	Short	09/2012	1,492	(15,544)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	643	373

				$(61,995)

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $15,644 and cash of $30 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$28,704	$643	$(541)
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	30,393	1,041	(196)
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	117,100	650	1,238

				$2,334	$501

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$80,400	$(4,315)	$(6,394)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	JPM	1.000%	06/20/2017	0.682%		$4,900	$77	$53	$24
Australia Government Bond	RYL	1.000%	09/20/2016	0.508%		9,000	188	189	(1)
Berkshire Hathaway Finance Corp.	BRC	1.000%	06/20/2017	1.368%		1,600	(27)	(41)	14
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%		1,400	(24)	(35)	11
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%		2,400	(56)	(23)	(33)
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%		500	(2)	(7)	5
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%		1,500	(6)	(15)	9
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%		4,900	(113)	(45)	(68)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		300	(1)	(8)	7
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%		500	(2)	(7)	5
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		400	(2)	(11)	9
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		1,100	(6)	(11)	5
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.224%		16,300	(118)	(92)	(26)
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%		1,700	(7)	(19)	12
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		13,000	(66)	(177)	111
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%		5,700	(131)	(78)	(53)
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.136%		500	(2)	(5)	3
Brazil Government International Bond	MYC	1.950%	08/20/2016	1.336%		500	16	0	16
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
China Government International Bond	BOA	1.000%	06/20/2015	0.710%		900	8	15	(7)
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		300	2	4	(2)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		700	3	8	(5)
China Government International Bond	BRC	1.000%	06/20/2016	0.913%		17,700	66	230	(164)
China Government International Bond	CBK	1.000%	06/20/2015	0.710%		200	1	3	(2)
China Government International Bond	CBK	1.000%	06/20/2016	0.913%		1,100	4	11	(7)
China Government International Bond	JPM	1.000%	06/20/2016	0.913%		2,300	9	24	(15)
China Government International Bond	RYL	1.000%	06/20/2015	0.710%		400	4	7	(3)
China Government International Bond	UAG	1.000%	06/20/2016	0.913%		1,100	4	12	(8)
France Government Bond	BRC	0.250%	03/20/2016	1.447%		800	(35)	(30)	(5)
France Government Bond	DUB	0.250%	03/20/2016	1.447%		400	(17)	(16)	(1)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		300	(16)	(11)	(5)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		500	(21)	(17)	(4)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		700	(26)	(14)	(12)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		500	(22)	(17)	(5)
France Government Bond	UAG	0.250%	03/20/2016	1.447%		400	(17)	(16)	(1)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%		3,000	(41)	(59)	18
General Electric Capital Corp.	BRC	1.670%	03/20/2013	0.581%		800	7	0	7
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%		3,900	341	139	202
Indonesia Government International Bond	DUB	1.000%	06/20/2017	1.862%		700	(28)	(21)	(7)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.862%		1,900	(76)	(57)	(19)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%		900	(36)	(28)	(8)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		300	4	4	0
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%		3,000	16	(6)	22
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%		400	2	(1)	3
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		700	10	6	4
Japan Government International Bond	JPM	1.000%	06/20/2017	0.899%		2,700	14	(5)	19
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%		3,000	16	14	2
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		300	(13)	(9)	(4)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	2.576%		1,700	(93)	(36)	(57)
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%		4,200	(207)	(203)	(4)
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%		2,300	(114)	(84)	(30)
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%		3,700	(160)	(238)	78
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%		5,800	(251)	(344)	93
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		300	0	(4)	4
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.658%		2,000	(101)	(86)	(15)
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		7,200	(111)	(40)	(71)
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		800	2	(18)	20
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		2,600	(40)	(24)	(16)
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		500	2	(11)	13
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		700	0	(11)	11
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		5,800	(89)	(35)	(54)
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%		3,000	(46)	(24)	(22)
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%		2,200	(75)	(64)	(11)
Republic of Germany	BOA	0.250%	09/20/2016	0.783%		9,200	(202)	(165)	(37)
Republic of Germany	BOA	0.250%	06/20/2017	0.964%		8,000	(275)	(254)	(21)
Republic of Germany	CBK	0.250%	06/20/2017	0.964%		6,300	(216)	(182)	(34)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		1,500	(12)	(15)	3
Republic of Korea	DUB	1.000%	06/20/2017	1.174%		1,300	(10)	(15)	5
Republic of Korea	HUS	1.000%	06/20/2017	1.174%		900	(8)	(9)	1
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		3,200	(26)	(33)	7
U.S. Treasury Notes	HUS	0.250%	06/20/2017	0.457%	EUR	2,100	(26)	(4)	(22)
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		$2,300	50	40	10
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		300	7	6	1
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		2,400	52	55	(3)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		600	12	3	9
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		300	6	5	1
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		2,700	54	5	49
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		800	17	14	3

							$(1,987)	$(1,954)	$(33)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016	EUR	500	$17	$9	$8

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$7,900	$585	$995	$(410)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	3,600	267	434	(167)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	6,100	452	718	(266)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	700	52	80	(28)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	2,600	192	300	(108)
CDX.EM-14 5-Year Index	FBF	5.000%	12/20/2015	2,900	234	386	(152)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	800	64	104	(40)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,200	97	156	(59)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	1,254	4	0	4
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	289	3	0	3
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	579	5	0	5

					$1,955	$3,173	$(1,218)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	2,200	$3	$1	$2
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		4,200	6	2	4
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		6,400	9	1	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		13,000	9	1	8
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		50,000	35	(24)	59
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		19,000	14	(7)	21
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		15,000	11	(9)	20
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		19,000	5	(10)	15
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		298,000	82	(99)	181

							$174	$(144)	$318

(k)	Purchased options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Call - CME S&P 500 Index August Futures	1,675.000	08/17/2012	50	$1	$1
Call - CME S&P 500 Index August Futures	1,700.000	08/17/2012	3,550	98	44

				$99	$45

Options on Securities

Description	Counterparty	Strike Price	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC Fannie Mae 5.500% due 08/01/2042	RYM	$102.000	08/06/2012	$171,000	$20	$0

(l)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	102	$30	$(26)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	102	19	(21)

				$49	$(47)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	$30,500	$174	$(4)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	35,500	134	(1)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	20,300	171	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	2,400	16	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	11,000	49	(4)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	16,800	119	(21)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	19,000	113	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	10,000	62	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	76,200	212	(28)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	89,200	702	0
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	5,700	59	0
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	6,100	73	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	11,700	289	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	25,000	172	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	28,900	143	0
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	29,600	234	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	38,500	356	(1)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	10,400	22	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	7,000	38	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	3,300	31	(54)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	3,300	64	(21)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	3,400	43	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	46,000	277	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	8,500	38	0
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	5,000	47	(82)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	5,000	97	(31)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	3,900	98	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	15,500	63	(4)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,300	28	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	28,100	390	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	20,800	154	(106)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	39,700	276	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	3,400	20	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	5,500	42	(54)

							$4,806	$(416)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$13,900	$117	$(21)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	30,200	271	(47)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	3,700	48	(6)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	6,200	46	(13)

						$482	$(87)

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$25,000	$27,029	$(27,059)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	7,579		$9,456	BPS	$0	$(135)	$(135)
07/2012		12,399		16,228	BRC	535	0	535
07/2012		11,887		14,994	CBK	40	(90)	(50)
07/2012		12,399		16,253	DUB	561	0	561
07/2012		16,387		21,255	FBF	552	(36)	516
07/2012		8,141		10,301	GSC	0	(2)	(2)
07/2012		6,160		7,759	HUS	0	(36)	(36)
07/2012		5,353		6,700	JPM	0	(74)	(74)
07/2012		4,053		5,081	UAG	0	(49)	(49)
07/2012	GBP	5,793		9,142	GSC	69	0	69
07/2012		6,809		10,700	HUS	61	(25)	36
07/2012	IDR	2,463,000		264	BRC	2	0	2
07/2012		226,458		24	GST	0	0	0
07/2012		34,096,883		3,626	HUS	14	(19)	(5)
07/2012		15,669,425		1,663	UAG	0	(5)	(5)
07/2012		$54,964	EUR	43,819	BPS	687	(197)	490
07/2012		6,812		5,263	BRC	11	(162)	(151)
07/2012		2,467		1,932	DUB	25	(46)	(21)
07/2012		1,974		1,500	FBF	0	(76)	(76)
07/2012		4,454		3,419	HUS	0	(126)	(126)
07/2012		655		500	MSC	0	(22)	(22)
07/2012		4,536		3,505	RBC	0	(100)	(100)
07/2012		509		400	RYL	0	(3)	(3)
07/2012		6,020		4,600	UAG	0	(198)	(198)
07/2012		599	GBP	382	BRC	0	(1)	(1)
07/2012		101		64	JPM	0	0	0
07/2012		18,969		12,156	UAG	69	0	69
07/2012		260	IDR	2,463,000	BRC	3	0	3
07/2012		24		226,458	GST	0	0	0
07/2012		3,774		34,096,883	HUS	0	(144)	(144)
07/2012		1,652		15,669,425	UAG	17	0	17
08/2012	EUR	38,799		$48,434	BPS	0	(678)	(678)
08/2012	GBP	828		1,288	JPM	0	(9)	(9)
08/2012		12,156		18,968	UAG	0	(69)	(69)
08/2012	MXN	4,670		335	BRC	0	(13)	(13)
08/2012		20,401		1,448	HUS	0	(75)	(75)
08/2012		24,123		1,725	MSC	0	(76)	(76)
08/2012		18,815		1,298	UAG	0	(107)	(107)
08/2012		$253	MXN	3,350	JPM	2	(5)	(3)
08/2012		42		572	UAG	1	0	1
09/2012	CAD	64,323		$62,577	BRC	0	(492)	(492)
09/2012	EUR	10,492		13,193	UAG	0	(93)	(93)
09/2012	JPY	279,674		3,491	JPM	2	(13)	(11)
09/2012		174,433		2,177	UAG	0	(7)	(7)
09/2012	MXN	1,063,105		75,795	UAG	0	(3,300)	(3,300)
09/2012		$16,032	EUR	12,850	CBK	241	0	241
09/2012		496		393	JPM	2	0	2
02/2013	CNY	24,665		$3,910	BRC	47	0	47
02/2013		15,738		2,500	FBF	35	0	35
02/2013		44,838		7,100	UAG	77	0	77
02/2013		$7,519	CNY	47,621	CBK	0	(60)	(60)
02/2013		2,000		12,620	GST	0	(23)	(23)
02/2013		3,939		25,000	HUS	0	(23)	(23)

						$3,053	$(6,589)	$(3,536)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$530	$0	$530
Corporate Bonds & Notes
Banking & Finance	0	362,949	4,323	367,272
Industrials	0	159,686	0	159,686
Utilities	0	67,419	0	67,419
Municipal Bonds & Notes
California	0	19,308	0	19,308
Illinois	0	2,067	0	2,067
Iowa	0	63	0	63
Louisiana	0	1,394	0	1,394
Nevada	0	5,380	0	5,380
New Jersey	0	1,693	0	1,693
New York	0	22,184	0	22,184
Ohio	0	7,013	0	7,013
Pennsylvania	0	959	0	959
Tennessee	0	115	0	115
Texas	0	5,066	0	5,066
West Virginia	0	211	0	211
U.S. Government Agencies	0	809,012	0	809,012
U.S. Treasury Obligations	0	351,307	0	351,307
Mortgage-Backed Securities	0	107,876	0	107,876
Asset-Backed Securities	0	49,368	0	49,368
Sovereign Issues	0	89,251	0	89,251
Convertible Preferred Securities
Industrials	0	0	36	36
Preferred Securities
Banking & Finance	0	1,283	634	1,917
Short-Term Instruments
Certificates of Deposit	0	22,816	0	22,816
Commercial Paper	0	22,497	0	22,497
Repurchase Agreements	0	37,928	0	37,928
Mexico Treasury Bills	0	79,727	0	79,727
U.S. Treasury Bills	0	869	0	869
PIMCO Short-Term Floating NAV Portfolios	162,040	0	0	162,040
Purchased Options
Equity Contracts	0	45	0	45
	$162,040	$2,228,016	$4,993	$2,395,049

Short Sales, at value	$0	$(27,059)	$0	$(27,059)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	2,087	0	2,087
Foreign Exchange Contracts	0	3,053	0	3,053
Interest Rate Contracts	706	318	0	1,024
	$706	$5,458	$0	$6,164

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,829)	0	(2,829)
Equity Contracts	(62,701)	0	0	(62,701)
Foreign Exchange Contracts	0	(6,589)	0	(6,589)
Interest Rate Contracts	0	(6,857)	(87)	(6,944)

	$(62,701)	$(16,275)	$(87)	$(79,063)

Totals	$100,045	$2,190,140	$4,906	$2,295,091

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$4,319	$0	$(7)	$(3)	$0	$14	$0	$0	$4,323	$14
U.S. Government Agencies	17,022	(17,029)	0	0	0	7	0	0	0	0
Asset-Backed Securities	4,215	0	(205)	9	6	85	0	(4,110)	0	0
Convertible Preferred Securities
Industrials	6	0	0	0	0	30	0	0	36	30
Preferred Securities
Banking & Finance	637	0	0	0	0	(3)	0	0	634	(3)

	$26,199	$(17,029)	$(212)	$6	$6	$133	$0	$(4,110)	$4,993	$41
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(94)	$0	$0	$0	$0	$7	$0	$0	$(87)	$7

Totals	$26,105	$(17,029)	$(212)	$6	$6	$140	$0	$(4,110)	$4,906	$48

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,905	Benchmark Pricing	Base Price	100.25
	2,418	Third Party Vendor	Broker Quote	95.78
Convertible Preferred Securities
Industrials	36	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	634	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(87)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$4,906

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Tax Managed Real Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 85.2%
ARIZONA 2.3%
Arizona Health Facilities Authority Revenue Notes, Series 2008
5.000% due 01/01/2016	$300	$339
Mesa, Arizona Revenue Bonds, (NPFGC/FGIC Insured), Series 2002
5.250% due 07/01/2017	250	301
Pima County, Arizona Regional Transportation Authority Revenue Notes, Series 2011
5.000% due 06/01/2017	1,000	1,173

		1,813

CALIFORNIA 6.1%
California Pollution Control Financing Authority Revenue Bonds, Series 1996
0.130% due 11/01/2026	300	300
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	350	424
California State General Obligation Bonds, Series 2009
5.000% due 07/01/2022	250	284
California State General Obligation Notes, Series 2009
5.000% due 07/01/2018	1,450	1,749
Capistrano Unified School District Community Facilities District No. 87-1, California Special Tax Notes, (AMBAC Insured), Series 2006
5.000% due 09/01/2015	300	321
Los Angeles Department of Airports, California Revenue Bonds, Series 2008
5.000% due 05/15/2019	500	580
Los Angeles Department of Airports, California Revenue Notes, Series 2010
5.000% due 05/15/2016	150	174
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	250	287
Orange County, California Public Financing Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2016	20	23
San Francisco, California City & County Airports Commission Revenue Bonds, Series 2011
5.500% due 05/01/2021	55	69
Southern California Public Power Authority Revenue Notes, Series 2011
5.000% due 07/01/2019	500	612

		4,823

COLORADO 1.2%
Colorado Health Facilities Authority Revenue Notes, Series 2010
5.000% due 01/01/2016	575	652
Colorado State Board of Governors Revenue Notes, Series 2010
4.000% due 03/01/2017	300	340

		992

CONNECTICUT 1.3%
Connecticut State Health & Educational Facility Authority Revenue Bonds, Series 2001
0.100% due 07/01/2036	500	500
University of Connecticut Revenue Notes, Series 2010
5.000% due 11/15/2016	430	509

		1,009

DISTRICT OF COLUMBIA 1.4%
District of Columbia Revenue Notes, Series 2011
4.000% due 12/01/2017	1,000	1,153

FLORIDA 4.4%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2010
5.000% due 06/01/2013	250	260
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2012
5.000% due 06/01/2016	1,000	1,114
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2022	1,000	1,210
Miami-Dade County, Florida Aviation Revenue Bonds, Series 2010
5.375% due 10/01/2035	250	280
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	150	174
Miami-Dade County, Florida Water & Sewer System Revenue Notes, (SGI Insured), Series 2007
4.000% due 10/01/2015	320	349

Tallahassee, Florida Revenue Notes, Series 2010
3.000% due 10/01/2016	85	90

		3,477

GEORGIA 1.0%
Atlanta, Georgia Revenue Notes, Series 2010
5.000% due 01/01/2019	500	594
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
4.000% due 01/01/2018	150	166

		760

ILLINOIS 2.6%
Chicago, Illinois Waterworks Revenue Notes, Series 2012
5.000% due 11/01/2019	500	605
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	300	348
Illinois State Revenue Notes, Series 2010
5.000% due 06/15/2016	500	578
Will County, Illinois Community Unit School District No. 365 Valley View General Obligation Bonds, (AGM Insured), Series 2003
0.000% due 11/01/2019	650	529

		2,060

INDIANA 3.8%
Brownsburg 1999 School Building Corp., Indiana Revenue Bonds, (AGM Insured), Series 2005
5.000% due 08/01/2016	250	284
Indiana Finance Authority Revenue Notes, Series 2011
5.000% due 10/01/2020	1,000	1,211
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, Series 2009
5.000% due 02/01/2020	300	365
Purdue University, Indiana Certificates of Participation Bonds, Series 2006
5.250% due 07/01/2017	500	591
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	500	602

		3,053

IOWA 0.7%
Dubuque Community School District, Iowa Revenue Notes, Series 2010
2.000% due 01/01/2013	250	252
University of Iowa Facilities Corp. Revenue Notes, Series 2009
5.000% due 06/01/2017	240	281

		533

KANSAS 0.3%
Wyandotte County-Kansas City, Kansas Unified Government Utility System Revenue Notes, Series 2010
5.000% due 09/01/2015	250	280

LOUISIANA 1.0%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Notes, Series 2010
5.000% due 10/01/2017	250	285
Louisiana State General Obligation Notes, Series 2009
5.000% due 05/01/2018	445	536

		821

MASSACHUSETTS 3.3%
Commonwealth of Massachusetts General Obligation Bonds, (SGI Insured), Series 2003
2.416% due 12/01/2014	400	420
Commonwealth of Massachusetts General Obligation Notes, (SGI Insured), Series 2003
4.078% due 12/01/2012	200	202
Commonwealth of Massachusetts Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
3.910% due 01/01/2018	500	504
Massachusetts Water Resources Authority Revenue Bonds, (AMBAC Insured), Series 1993
5.250% due 12/01/2015	250	270
Massachusetts Water Resources Authority Revenue Bonds, Series 2009
5.000% due 08/01/2021	1,000	1,209

		2,605

MICHIGAN 2.8%
Michigan Finance Authority Revenue Notes, Series 2012
5.000% due 07/01/2017	1,000	1,187
Michigan State Hospital Finance Authority Revenue Bonds, Series 2010
1.500% due 11/15/2047	1,000	1,002

		2,189

MISSISSIPPI 0.9%
De Soto County, Mississippi General Obligation Notes, Series 2009
5.000% due 11/01/2019	200	244

Mississippi Development Bank Revenue Notes, Series 2010
5.000% due 08/01/2016	400	451

		695

MISSOURI 1.8%
Kansas City Industrial Development Authority, Missouri Revenue Notes, Series 2011
3.000% due 09/01/2017	500	525
Missouri Highway & Transportation Commission Revenue Notes, Series 2007
5.000% due 05/01/2017	350	418
Missouri State Health & Educational Facilities Authority Revenue Bonds, Series 1996
0.160% due 09/01/2030	500	500

		1,443

NEVADA 1.0%
Clark County, Nevada Revenue Notes, Series 2010
3.000% due 07/01/2013	250	255
4.000% due 07/01/2014	505	535

		790

NEW JERSEY 4.3%
Garden State Preservation Trust, New Jersey Revenue Bonds, (AGM Insured), Series 2005
5.800% due 11/01/2016	100	117
New Jersey Building Authority Revenue Notes, Series 2007
5.000% due 06/15/2016	450	517
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
5.000% due 07/01/2023	1,000	1,154
New Jersey Higher Education Student Assistance Authority Revenue Notes, Series 2010
5.000% due 12/01/2014	300	328
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2004
5.500% due 12/15/2017	500	603
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC Insured), Series 2005
5.250% due 12/15/2016	605	687

		3,406

NEW MEXICO 0.7%
New Mexico State Revenue Notes, Series 2010
5.000% due 07/01/2017	500	599

NEW YORK 14.5%
Long Island Power Authority, New York Revenue Notes, Series 2010
4.000% due 05/01/2014	205	217
Monroe County Industrial Development Corp., New York Revenue Notes, (FHA Insured), Series 2010
5.000% due 02/15/2016	375	424
New York City, New York General Obligation Bonds, Series 1993
0.160% due 08/01/2020	500	500
New York City, New York General Obligation Bonds, Series 2009
5.000% due 08/01/2020	700	844
5.250% due 03/01/2021	1,000	1,204
New York City, New York General Obligation Notes, Series 2010
5.000% due 08/01/2016	300	348
New York City, New York Industrial Development Agency Revenue Bonds, (FGIC Insured), Series 2006
3.193% due 03/01/2027	450	375
New York City, New York Municipal Water Finance Authority Revenue Notes, Series 2011
5.000% due 06/15/2020	500	617
New York City, New York Transitional Finance Authority Building Aid Revenue Notes, Series 2009
5.000% due 01/15/2018	300	356
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2002
0.140% due 11/01/2022	400	400
New York State Dormitory Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 07/01/2018	500	613
New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 03/15/2023	750	902
New York State Urban Development Corp. Revenue Bonds, (AMBAC Insured), Series 2004
5.500% due 03/15/2017	500	604
New York State Urban Development Corp. Revenue Bonds, Series 2010
5.000% due 01/01/2021	1,350	1,592
New York State Urban Development Corp. Revenue Notes, Series 2008
5.000% due 12/15/2016	200	237
New York State Urban Development Corp. Revenue Notes, Series 2010
5.000% due 01/01/2019	1,000	1,190
5.000% due 03/15/2019	250	304
Onondaga County, New York Revenue Notes, Series 2011
3.000% due 12/01/2017	450	484
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2010
4.000% due 11/15/2038	300	304

		11,515

NORTH CAROLINA 3.6%
North Carolina Eastern Municipal Power Agency Revenue Notes, Series 2008
5.000% due 01/01/2015	275	302

North Carolina Medical Care Commission Revenue Notes, Series 2010
5.000% due 06/01/2018	250	298
5.000% due 07/01/2018	500	583
North Carolina Municipal Power Agency No. 1 Revenue Bonds, (AMBAC Insured), Series 2003
5.250% due 01/01/2014	500	512
North Carolina Turnpike Authority Revenue Bonds, Series 2011
5.000% due 07/01/2024	1,000	1,190

		2,885

OHIO 6.6%
Akron University, Ohio Revenue Notes, (AGM Insured), Series 2010
5.000% due 01/01/2019	1,000	1,170
American Municipal Power Inc., Ohio Revenue Bonds, Series 2012
5.000% due 02/15/2024	540	625
Cincinnati City School District, Ohio General Obligation Notes, Series 2010
5.000% due 06/01/2016	500	577
Greene County, Ohio General Obligation Notes, Series 2010
5.000% due 12/01/2018	125	150
Kent State University, Ohio Revenue Bonds, Series 2012
5.000% due 05/01/2023	600	719
Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	400	463
Ohio State Building Authority Revenue Notes, Series 2011
5.000% due 10/01/2019	1,000	1,212
Ohio State Water Development Authority Revenue Notes, Series 2010
5.000% due 12/01/2016	250	296

		5,212

OREGON 0.4%
Portland, Oregon Sewer System Revenue Notes, Series 2010
5.000% due 03/01/2019	250	305

PENNSYLVANIA 2.0%
Commonwealth Financing Authority, Pennsylvania Revenue Notes, (AGM Insured), Series 2010
5.000% due 06/01/2020	500	602
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2002
0.150% due 07/01/2025	300	300
Philadelphia, Pennsylvania Water & Sewer Revenue Notes, (AGM Insured), Series 2010
5.000% due 08/01/2016	400	460
Westmoreland County Industrial Development Authority, Pennsylvania Revenue Notes, Series 2010
3.000% due 07/01/2012	255	255

		1,617

SOUTH CAROLINA 0.9%
Lexington County School District No. 1, South Carolina General Obligation Bonds, Series 2001
5.125% due 03/01/2020	200	231
Woodruff-Roebuck Water District, South Carolina Revenue Notes, (AGM Insured), Series 2010
3.000% due 06/01/2016	425	457

		688

TEXAS 9.2%
Austin, Texas Water & Wastewater System Revenue Bonds, (AMBAC Insured), Series 2002
5.500% due 11/15/2015	500	579
Austin, Texas Water & Wastewater System Revenue Notes, Series 2009
5.000% due 11/15/2013	200	212
Fort Bend Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2010
5.000% due 08/15/2016	500	585
Houston, Texas General Obligation Bonds, Series 2010
5.000% due 03/01/2021	1,000	1,214
Houston, Texas Utility System Revenue Bonds, Series 2011
5.000% due 11/15/2021	750	932
Houston, Texas Utility System Revenue Notes, Series 2011
5.000% due 11/15/2017	1,000	1,202
Katy Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2012
5.000% due 02/15/2020	1,000	1,227
Montgomery County, Texas Municipal Utility District No. 67 General Obligation Notes, Series 2010
3.000% due 09/01/2013	605	620
Texas A&M University Revenue Notes, Series 2010
5.000% due 05/15/2016	250	291
University of North Texas Revenue Notes, Series 2009
5.000% due 04/15/2015	200	224
University of Texas System Revenue Notes, Series 2010
5.000% due 08/15/2018	150	183

		7,269

UTAH 1.4%
Herriman City, Utah Special Assessment Notes, Series 2010
3.000% due 11/01/2013	355	359
Utah County, Utah Revenue Notes, (AGC Insured), Series 2009
2.500% due 12/01/2013	200	204

Utah Municipal Power Agency Revenue Bonds, (AMBAC Insured), Series 2003
5.000% due 07/01/2013	400	418
Utah State Board of Regents Revenue Notes, Series 2010
4.000% due 04/01/2016	145	162

		1,143

VIRGINIA 1.6%
Henrico County, Virginia General Obligation Bonds, Series 2011
3.000% due 08/01/2024	750	771
Spotsylvania County, Virginia Water & Sewer System Revenue Notes, Series 2010
4.000% due 06/01/2015	260	283
Virginia Resources Authority Revenue Notes, Series 2009
5.000% due 10/01/2018	150	185

		1,239

WASHINGTON 2.9%
Mountlake Terrace, Washington Revenue Notes, Series 2010
4.000% due 12/01/2016	230	257
Seattle, Washington Municipal Light & Power Revenue Bonds, Series 2011
5.000% due 02/01/2024	225	268
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2020	1,000	1,228
Snohomish County, Washington School District No. 15 Edmonds General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
5.000% due 12/01/2018	300	344
Washington State General Obligation Notes, Series 2008
5.000% due 01/01/2017	200	236

		2,333

WISCONSIN 0.8%
Milwaukee, Wisconsin General Obligation Notes, Series 2010
5.000% due 02/01/2018	250	299
Wisconsin State General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 05/01/2015	150	169
Wisconsin State Revenue Notes, Series 2008
5.000% due 06/01/2016	150	174

		642

WYOMING 0.4%
University of Wyoming Revenue Notes, Series 2010
4.000% due 06/01/2016	260	290

Total Municipal Bonds & Notes (Cost $64,725)		67,639

SHORT-TERM INSTRUMENTS 15.8%
REPURCHASE AGREEMENTS 14.7%
State Street Bank and Trust Co.
0.010% due 07/02/2012	11,638	11,638

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $11,872. Repurchase proceeds are $11,638.)
U.S. TREASURY BILLS 1.1%
0.186% due 05/02/2013 - 06/27/2013 (a)(b)	871	869

Total Short-Term Instruments (Cost $12,508)		12,507

Total Investments 101.0% (Cost $77,233)		$80,146
Other Assets and Liabilities (Net) (1.0%)		(757)

Net Assets 100.0%		$79,389

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Securities with an aggregate market value of $811 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(c)	OTC swap agreements outstanding on June 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	BRC	$61	$1	$0	$1
Receive	3-Month USD-CPURNSA Index	1.566%	11/01/2012	MYC	5,293	98	27	71
Receive	3-Month USD-CPURNSA Index	1.600%	11/01/2012	MYC	2,000	0	2	(2)
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	BRC	61	0	0	0
Receive	3-Month USD-CPURNSA Index	1.818%	11/01/2013	MYC	7,292	32	28	4
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	BRC	61	0	0	0
Receive	3-Month USD-CPURNSA Index	2.023%	11/01/2014	MYC	7,292	(41)	28	(69)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.181%	11/01/2015	MYC	7,292	(90)	28	(118)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.301%	11/01/2016	MYC	7,292	(129)	28	(157)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.392%	11/01/2017	MYC	7,293	(150)	28	(178)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	BRC	61	(1)	0	(1)
Receive	3-Month USD-CPURNSA Index	2.460%	11/01/2018	MYC	7,293	(170)	28	(198)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	BRC	61	(2)	0	(2)
Receive	3-Month USD-CPURNSA Index	2.512%	11/01/2019	MYC	7,293	(181)	(37)	(144)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	BRC	1,311	(9)	1	(10)
Receive	3-Month USD-CPURNSA Index	2.515%	11/01/2020	MYC	6,043	(44)	33	(77)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	BRC	5,354	(16)	0	(16)
Receive	3-Month USD-CPURNSA Index	2.385%	11/01/2021	MYC	2,000	(6)	1	(7)

						$(711)	$195	$(906)

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Arizona	$0	$1,813	$0	$1,813
California	0	4,823	0	4,823
Colorado	0	992	0	992
Connecticut	0	1,009	0	1,009
District of Columbia	0	1,153	0	1,153
Florida	0	3,477	0	3,477
Georgia	0	760	0	760
Illinois	0	2,060	0	2,060
Indiana	0	3,053	0	3,053
Iowa	0	533	0	533
Kansas	0	280	0	280
Louisiana	0	821	0	821
Massachusetts	0	2,605	0	2,605
Michigan	0	2,189	0	2,189
Mississippi	0	695	0	695
Missouri	0	1,443	0	1,443
Nevada	0	790	0	790
New Jersey	0	3,406	0	3,406
New Mexico	0	599	0	599
New York	0	11,515	0	11,515
North Carolina	0	2,885	0	2,885
Ohio	0	5,212	0	5,212
Oregon	0	305	0	305
Pennsylvania	0	1,617	0	1,617
South Carolina	0	688	0	688
Texas	0	7,269	0	7,269
Utah	0	1,143	0	1,143
Virginia	0	1,239	0	1,239
Washington	0	2,333	0	2,333
Wisconsin	0	642	0	642
Wyoming	0	290	0	290
Short-Term Instruments
Repurchase Agreements	0	11,638	0	11,638
U.S. Treasury Bills	0	869	0	869
	$0	$80,146	$0	$80,146

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$0	$76	$0	$76

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(982)	$0	$(982)

Totals	$0	$79,240	$0	$79,240

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.5%
Allison Transmission, Inc.
2.750% due 08/07/2014		$13,720	$13,583
Awas Aviation Capital Ltd.
3.250% due 06/25/2018		13,000	13,005
Axcan Intermediate Holdings, Inc.
5.500% due 02/11/2017		9,850	9,579
Bausch & Lomb, Inc.
4.750% due 11/18/2015		10,000	9,975
Biomet, Inc.
3.245% - 3.468% due 03/25/2015		30,195	29,832
Charter Communications, Inc.
3.500% due 09/06/2016		3,838	3,813
Chrysler Group LLC
6.000% due 05/24/2017		7,178	7,240
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014		42,500	41,957
Delos Aircraft, Inc.
4.750% due 04/12/2016		43,500	43,772
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		43,012	43,039
Flextronics International Ltd.
2.489% - 2.495% due 10/01/2014		9,998	9,817
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013		2	2
HCA, Inc.
2.495% due 11/17/2013		81,500	81,186
2.745% due 05/02/2016		103,031	101,185
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		24,750	24,673
JBS USA Holdings, Inc.
4.250% due 05/25/2018		17,865	17,374
Kabel Deutschland Holding AG
4.376% due 12/31/2016	EUR	11,000	14,032
Las Vegas Sands LLC
1.750% due 05/23/2014		$11,570	11,495
Lombard Street PLC
0.500% - 1.063% due 02/28/2023		19,308	16,958
0.500% - 1.611% due 02/28/2023	EUR	17,588	19,536
0.500% - 1.689% due 02/28/2023	GBP	23,317	31,871
Residential Cap LLC
5.000% due 11/18/2013		$20,300	20,344
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018		3,240	3,265
Sensata Technologies BV
4.000% due 05/12/2018		24,750	24,619
Springleaf Finance Corp.
5.500% due 05/10/2017		477,950	451,321
SunGard Data Systems, Inc.
3.745% due 02/28/2014		2,499	2,495
Transdigm, Inc.
4.000% due 02/14/2017		11,820	11,830
U.S. Airways Group, Inc.
2.745% due 03/23/2014		26,600	25,442
Vodafone Americas Finance
6.250% due 07/24/2016		150,975	153,240
6.875% due 08/17/2015		153,946	156,255
Yell Group PLC
3.995% due 07/31/2014		25,002	7,063

Total Bank Loan Obligations (Cost $1,440,398)			1,399,798

CORPORATE BONDS & NOTES 23.4%
BANKING & FINANCE 18.9%
21st Century Insurance Group
5.900% due 12/15/2013		160	168
Abbey National Capital Trust
8.963% due 06/30/2030 (h)		10,000	9,650
Abbey National Treasury Services PLC
2.046% due 04/25/2014		224,900	215,318
ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (h)		15,000	13,406
ACE INA Holdings, Inc.
5.875% due 06/15/2014		3,400	3,708
AIG SunAmerica Global Financing
6.900% due 03/15/2032		19,896	24,137
AIG-FP Matched Funding
7.000% due 05/15/2015	EUR	40,000	50,621

Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$174,300	181,381
Ally Financial, Inc.
0.000% due 12/01/2012	32,400	31,955
0.000% due 06/15/2015	2,100	1,780
2.667% due 12/01/2014	31,300	30,021
3.667% due 02/11/2014	511,470	510,314
3.868% due 06/20/2014	300,500	299,142
4.500% due 02/11/2014	256,235	260,399
4.625% due 06/26/2015	139,800	140,782
5.250% due 01/15/2014	61	60
5.500% due 02/15/2017	10,000	10,172
5.700% due 10/15/2013	15	15
5.700% due 12/15/2013	312	306
5.750% due 01/15/2014	150	146
5.850% due 05/15/2013	60	59
5.850% due 06/15/2013	109	108
5.900% due 12/15/2013	194	190
5.900% due 01/15/2019	491	453
5.900% due 02/15/2019	474	433
5.900% due 10/15/2019	86	79
6.000% due 11/15/2013	239	236
6.000% due 12/15/2013	111	109
6.000% due 02/15/2019	5,469	5,047
6.000% due 03/15/2019	15,434	14,322
6.000% due 04/15/2019	3,479	3,216
6.000% due 09/15/2019	569	524
6.050% due 08/15/2019	1,404	1,301
6.050% due 10/15/2019	1,732	1,591
6.100% due 11/15/2013	124	123
6.100% due 09/15/2019	820	763
6.125% due 10/15/2019	306	279
6.150% due 09/15/2013	50	50
6.150% due 11/15/2013	25	25
6.150% due 12/15/2013	35	35
6.150% due 08/15/2019	2,022	1,900
6.150% due 09/15/2019	785	729
6.150% due 10/15/2019	1,736	1,593
6.200% due 11/15/2013	206	204
6.200% due 03/15/2016	135	130
6.200% due 04/15/2019	2,980	2,789
6.250% due 07/15/2013	230	229
6.250% due 10/15/2013	111	111
6.250% due 11/15/2013	170	170
6.250% due 02/15/2016	280	273
6.250% due 12/15/2018	360	336
6.250% due 01/15/2019	554	519
6.250% due 04/15/2019	2,697	2,521
6.250% due 05/15/2019	1,161	1,088
6.250% due 07/15/2019	1,686	1,589
6.300% due 03/15/2013	20	20
6.300% due 10/15/2013	210	208
6.300% due 11/15/2013	211	209
6.300% due 03/15/2016	1,195	1,152
6.300% due 08/15/2019	542	510
6.350% due 02/15/2016	75	72
6.350% due 04/15/2016	259	249
6.350% due 10/15/2016	60	58
6.350% due 04/15/2019	1,208	1,131
6.350% due 07/15/2019	1,540	1,431
6.375% due 01/15/2014	120	118
6.400% due 03/15/2013	50	50
6.400% due 03/15/2016	50	49
6.400% due 12/15/2018	136	129
6.400% due 11/15/2019	2,414	2,260
6.500% due 02/15/2013	130	130
6.500% due 03/15/2013	117	116
6.500% due 04/15/2013	190	189
6.500% due 05/15/2013	228	228
6.500% due 06/15/2013	20	20
6.500% due 08/15/2013	50	50
6.500% due 11/15/2013	443	440
6.500% due 02/15/2016	46	45
6.500% due 03/15/2016	167	162
6.500% due 09/15/2016	436	421
6.500% due 10/15/2016	798	771
6.500% due 06/15/2018	2,870	2,745
6.500% due 11/15/2018	25	24
6.500% due 12/15/2018	812	769
6.500% due 05/15/2019	1,397	1,328
6.500% due 01/15/2020	42	39
6.550% due 10/15/2016	450	437
6.550% due 12/15/2019	105	100
6.600% due 08/15/2016	5,162	5,047
6.600% due 05/15/2018	100	95
6.600% due 06/15/2019	346	331

6.650% due 02/15/2013	46	46
6.650% due 04/15/2016	119	116
6.650% due 06/15/2018	67	65
6.650% due 10/15/2018	562	534
6.700% due 05/15/2014	55	55
6.700% due 06/15/2014	263	260
6.700% due 08/15/2016	125	122
6.700% due 06/15/2018	2,858	2,726
6.700% due 11/15/2018	154	147
6.700% due 06/15/2019	592	569
6.700% due 12/15/2019	60	57
6.750% due 09/15/2012	1,490	1,487
6.750% due 10/15/2012	1,102	1,096
6.750% due 04/15/2013	148	148
6.750% due 06/15/2014	95	94
6.750% due 12/01/2014	231,893	244,982
6.750% due 07/15/2016	236	227
6.750% due 08/15/2016	1,968	1,928
6.750% due 09/15/2016	534	521
6.750% due 11/15/2016	236	232
6.750% due 06/15/2017	23	22
6.750% due 03/15/2018	421	403
6.750% due 07/15/2018	421	405
6.750% due 09/15/2018	286	274
6.750% due 10/15/2018	301	289
6.750% due 11/15/2018	488	468
6.750% due 05/15/2019	2,309	2,223
6.750% due 06/15/2019	751	716
6.800% due 04/15/2013	20	20
6.800% due 09/15/2016	89	87
6.800% due 09/15/2018	310	295
6.800% due 10/15/2018	501	481
6.850% due 04/15/2016	220	215
6.850% due 05/15/2016	60	58
6.850% due 07/15/2016	50	49
6.850% due 05/15/2018	201	192
6.875% due 08/28/2012	348,282	350,886
6.875% due 10/15/2012	987	986
6.875% due 08/15/2016	1,712	1,672
6.875% due 07/15/2018	135	130
6.900% due 06/15/2017	540	520
6.900% due 07/15/2018	1,022	995
6.900% due 08/15/2018	310	302
6.950% due 06/15/2017	138	135
7.000% due 10/15/2012	892	891
7.000% due 12/15/2012	856	857
7.000% due 01/15/2013	947	949
7.000% due 08/15/2013	97	95
7.000% due 05/15/2016	269	265
7.000% due 08/15/2016	64	62
7.000% due 11/15/2016	427	413
7.000% due 12/15/2016	235	229
7.000% due 02/15/2017	75	72
7.000% due 06/15/2017	743	713
7.000% due 07/15/2017	789	762
7.000% due 02/15/2018	3,283	3,156
7.000% due 03/15/2018	508	495
7.000% due 05/15/2018	316	306
7.000% due 08/15/2018	187	182
7.000% due 09/15/2018	336	325
7.000% due 02/15/2021	191	185
7.000% due 09/15/2021	386	374
7.000% due 11/15/2024	11,604	11,150
7.050% due 03/15/2018	1,281	1,252
7.050% due 04/15/2018	558	541
7.100% due 09/15/2012	1,800	1,812
7.100% due 01/15/2013	330	330
7.125% due 08/15/2012	10,253	10,252
7.125% due 12/15/2012	304	305
7.125% due 10/15/2017	2,450	2,392
7.150% due 11/15/2012	264	264
7.150% due 06/15/2016	297	295
7.150% due 09/15/2018	353	344
7.150% due 03/15/2025	90	86
7.200% due 10/15/2017	736	721
7.250% due 08/15/2012	6,484	6,475
7.250% due 06/15/2016	375	368
7.250% due 09/15/2017	10,108	9,887
7.250% due 01/15/2018	912	890
7.250% due 04/15/2018	4,778	4,700
7.250% due 08/15/2018	5,497	5,329
7.250% due 09/15/2018	261	256
7.250% due 01/15/2025	2,346	2,276
7.250% due 02/15/2025	297	289
7.250% due 03/15/2025	210	203
7.300% due 12/15/2017	102	99

7.300% due 01/15/2018		2,684	2,619
7.350% due 04/15/2018		2,123	2,095
7.375% due 11/15/2016		5,102	5,004
7.375% due 04/15/2018		357	349
7.400% due 12/15/2017		2,217	2,146
7.500% due 10/15/2012		145	145
7.500% due 12/31/2013		178,389	189,538
7.500% due 05/15/2016		555	550
7.500% due 11/15/2016		8,653	8,529
7.500% due 08/15/2017		752	736
7.500% due 11/15/2017		1,551	1,507
7.500% due 12/15/2017		2,463	2,400
7.500% due 09/15/2020		261,500	294,841
7.500% due 03/15/2025		50	49
7.550% due 05/15/2016		10	10
7.625% due 11/15/2012		151	152
7.750% due 10/15/2012		123	123
7.750% due 10/15/2017		133	131
8.000% due 10/15/2017		167	165
8.000% due 11/15/2017		144	142
8.000% due 12/31/2018		3,500	3,894
8.000% due 11/01/2031		115	135
8.000% due 11/01/2031 (l)		71,655	83,088
8.125% due 11/15/2017		296	292
8.250% due 03/15/2017		40	40
8.300% due 02/12/2015		305,345	333,589
9.000% due 07/15/2015		276	274
9.000% due 07/15/2020		154	154
American Express Bank FSB
0.541% due 06/12/2017		47,000	44,745
5.500% due 04/16/2013		272,040	282,247
6.000% due 09/13/2017		290,055	343,095
American Express Centurion Bank
5.550% due 10/17/2012		16,500	16,733
6.000% due 09/13/2017		265,900	314,523
American Express Co.
4.875% due 07/15/2013		1,400	1,456
7.000% due 03/19/2018		118,214	146,572
7.250% due 05/20/2014		12,500	13,869
American Express Credit Corp.
1.750% due 06/12/2015		29,900	30,266
5.125% due 08/25/2014		84,500	91,340
5.875% due 05/02/2013		150,510	156,817
6.625% due 09/24/2012	GBP	100	158
7.300% due 08/20/2013		$1,015	1,086
American General Capital
8.500% due 07/01/2030		112,200	123,739
American General Institutional Capital
7.570% due 12/01/2045		29,000	29,218
8.125% due 03/15/2046		90,935	94,572
American International Group, Inc.
0.000% due 01/18/2047		135,329	17,353
0.446% due 10/22/2012	JPY	5,000,000	62,422
0.921% due 07/19/2013	EUR	16,600	20,850
2.750% due 12/21/2016	CHF	23,820	25,842
2.875% due 04/16/2015		87,690	95,760
3.375% due 06/29/2017		23,320	25,923
3.650% due 01/15/2014		$2,800	2,862
3.750% due 11/30/2013		139,700	141,462
4.250% due 05/15/2013		246,666	251,848
4.375% due 04/26/2016	EUR	14,650	18,864
4.500% due 12/20/2017 (q)	HKD	500,000	66,621
4.875% due 06/01/2022		$5,000	5,130
4.900% due 06/02/2014	CAD	81,886	82,496
5.000% due 06/26/2017	EUR	23,250	30,133
5.000% due 04/26/2023	GBP	26,500	38,857
5.050% due 10/01/2015		$201,911	214,538
5.450% due 05/18/2017		322,510	351,015
5.600% due 10/18/2016		123,771	134,761
5.850% due 01/16/2018		404,242	448,177
6.250% due 05/01/2036		259,540	301,675
6.250% due 03/15/2087		140,521	130,685
6.400% due 12/15/2020		22,700	25,744
6.765% due 11/15/2017	GBP	204,606	349,774
6.797% due 11/15/2017	EUR	61,132	84,886
6.820% due 11/15/2037		$5,000	5,826
7.980% due 06/15/2017	MXN	587,485	43,094
8.000% due 05/22/2068	EUR	132,900	162,971
8.175% due 05/15/2068		$1,042,286	1,136,092
8.250% due 08/15/2018		930,170	1,126,222
8.590% due 09/15/2016	MXN	95,834	7,053
8.625% due 05/22/2068	GBP	144,450	229,399
Amsouth Bank
5.200% due 04/01/2015		$5,000	5,113
ANZ National International Ltd.
6.200% due 07/19/2013		243,850	255,734

ASIF
3.000% due 02/17/2017	EUR	200	224
5.125% due 01/28/2013	GBP	11,482	18,342
ASIF Global Financing
4.900% due 01/17/2013		$55,793	56,326
ASIF Jersey Ltd.
4.750% due 09/11/2013	EUR	17,479	22,728
12.323% due 04/29/2013		13,798,000	9,715
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		$1,000	1,002
2.125% due 01/10/2014		116,700	118,136
2.400% due 11/23/2016		64,600	66,241
Banco del Estado de Chile
4.125% due 10/07/2020		38,000	40,017
Banco do Brasil S.A.
3.284% due 07/02/2014		4,700	4,711
4.500% due 01/22/2015		25,200	26,776
4.500% due 01/20/2016	EUR	50,000	65,717
5.875% due 01/19/2023		$46,400	47,328
6.000% due 01/22/2020		11,500	13,110
Banco do Nordeste do Brasil S.A.
3.625% due 11/09/2015		5,000	5,075
Banco Santander Brasil S.A.
2.568% due 03/18/2014		490,900	472,680
4.250% due 01/14/2016		243,300	241,475
4.500% due 04/06/2015		44,100	44,321
4.625% due 02/13/2017		47,500	47,025
Banco Santander Chile
2.066% due 01/19/2016		174,300	164,714
2.875% due 11/13/2012		71,500	71,680
Bank of America Corp.
0.727% due 10/14/2016		45,000	39,826
0.797% due 08/15/2016		70,800	60,148
0.968% due 09/11/2012		1,500	1,500
1.148% due 05/23/2017	EUR	5,300	5,594
1.886% due 01/30/2014		$31,200	30,888
2.019% due 07/11/2014		13,200	13,000
4.160% due 02/14/2017	AUD	11,000	9,294
4.750% due 08/15/2013		$500	512
4.875% due 09/15/2012		10,250	10,312
4.875% due 01/15/2013		5,310	5,399
5.375% due 09/11/2012		250	252
5.650% due 05/01/2018		69,690	74,649
6.000% due 09/01/2017		268,520	290,234
7.375% due 05/15/2014		137,775	148,246
7.625% due 06/01/2019		8,800	10,368
7.800% due 09/15/2016		2,000	2,214
Bank of America N.A.
0.748% due 06/15/2016		121,860	107,693
6.000% due 10/15/2036		36,600	38,662
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		122,900	133,031
Bank of India
4.750% due 09/30/2015		10,550	10,628
Bank of Montreal
1.300% due 10/31/2014		95,000	96,351
1.950% due 01/30/2018		63,200	65,147
2.850% due 06/09/2015		135,500	143,513
Bank of New York Mellon Corp.
4.500% due 04/01/2013		500	515
Bank of Nova Scotia
1.650% due 10/29/2015		164,300	168,149
1.950% due 01/30/2017		79,300	81,774
2.250% due 01/22/2013		48,000	48,456
Bank of Tokyo-Mitsubishi UFJ Ltd.
3.850% due 01/22/2015		2,000	2,113
Bank One Corp.
4.900% due 04/30/2015		10,000	10,637
BankAmerica Institutional Capital
8.070% due 12/31/2026		4,400	4,518
Barclays Bank PLC
1.966% due 01/28/2015		20,000	19,988
2.375% due 01/13/2014		30,100	30,185
2.500% due 01/23/2013		42,400	42,716
5.200% due 07/10/2014		4,400	4,638
5.450% due 09/12/2012		278,150	280,623
6.050% due 12/04/2017		220,566	223,993
10.179% due 06/12/2021		496,697	588,698
14.000% due 06/15/2019 (h)	GBP	318,158	568,043
BB&T Corp.
4.750% due 10/01/2012		$145	146
BBVA Bancomer S.A.
4.500% due 03/10/2016		96,500	97,465
6.500% due 03/10/2021		189,100	191,937
Bear Stearns Cos. LLC
0.857% due 11/21/2016		54,706	52,199
6.250% due 12/07/2012		AUD 3,300	3,399
6.400% due 10/02/2017		$271,429	313,503
7.250% due 02/01/2018		44,365	53,127

BFC Finance Corp.
7.375% due 12/01/2017		728	836
BM&FBovespa S.A.
5.500% due 07/16/2020		16,500	17,655
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,800
BNP Paribas S.A.
0.869% due 04/08/2013		$22,400	22,212
4.730% due 04/12/2016 (h)	EUR	5,000	4,714
5.954% due 07/13/2016 (h)	GBP	14,850	16,745
7.195% due 06/25/2037 (h)		$25,500	22,058
BNY Mellon N.A.
4.750% due 12/15/2014		50	54
Boeing Capital Corp.
5.800% due 01/15/2013		80	82
BPCE S.A.
2.216% due 02/07/2014		76,800	75,944
2.375% due 10/04/2013		59,900	58,953
4.625% due 07/30/2015 (h)	EUR	2,700	2,118
9.000% due 03/17/2015 (h)		10,200	11,488
BRFkredit A/S
0.717% due 04/15/2013		$300	300
Canadian Imperial Bank of Commerce
1.500% due 12/12/2014		65,000	66,228
Capital One Bank USA N.A.
8.800% due 07/15/2019		115,000	145,103
Capital One Capital
8.875% due 05/15/2040		53,600	54,790
10.250% due 08/15/2039		30,000	30,750
Capital One Financial Corp.
6.250% due 11/15/2013		193	204
6.750% due 09/15/2017		219,213	260,488
7.375% due 05/23/2014		13,582	14,928
CBA Capital Trust
5.805% due 06/30/2015 (h)		7,500	7,616
Cie de Financement Foncier S.A.
2.125% due 04/22/2013		4,000	4,024
CIT Group, Inc.
5.250% due 04/01/2014		91,000	94,640
Citicorp Lease Pass-Through Trust
8.040% due 12/15/2019		17,950	20,924
CitiFinancial, Inc.
6.625% due 06/01/2015		10,000	10,596
Citigroup Capital
8.300% due 12/21/2077		654,397	657,669
Citigroup Global Markets Holdings, Inc.
0.890% due 05/13/2035	EUR	20,000	12,302
Citigroup, Inc.
0.593% due 03/07/2014		$21,000	20,375
0.738% due 06/09/2016		87,900	76,214
0.746% due 11/05/2014		1,265	1,210
0.893% due 02/09/2016	EUR	33,332	38,941
1.116% due 05/31/2017		13,600	14,199
1.317% due 02/15/2013		$276,400	276,453
1.919% due 01/13/2014		425,000	423,329
2.167% due 05/15/2018		1,250	1,171
2.467% due 08/13/2013		215,480	217,048
3.625% due 11/30/2017	EUR	1,650	1,776
4.250% due 02/25/2030		60,000	58,086
4.750% due 02/10/2019		25,975	28,677
5.000% due 09/15/2014		$85,435	87,631
5.300% due 10/17/2012		292,268	295,935
5.365% due 03/06/2036 (q)	CAD	1,100	882
5.500% due 08/27/2012		$213,242	214,559
5.500% due 04/11/2013		778,970	801,178
5.625% due 08/27/2012		36,717	36,938
5.850% due 07/02/2013		77,279	80,855
5.875% due 07/01/2024	GBP	10,150	15,315
6.000% due 12/13/2013		$9,508	9,997
6.000% due 08/15/2017		79,142	86,826
6.010% due 01/15/2015		33,218	35,715
6.125% due 11/21/2017		95,975	106,505
6.125% due 05/15/2018		76,020	85,030
6.375% due 08/12/2014		16,784	17,977
6.393% due 03/06/2023	EUR	70,100	87,900
6.500% due 08/19/2013		$256,804	269,158
8.125% due 07/15/2039		108,249	145,090
8.500% due 05/22/2019		42,946	53,140
CNA Financial Corp.
6.500% due 08/15/2016		6,250	7,042
Corp. Andina de Fomento
8.125% due 06/04/2019		1,740	2,202

Countrywide Financial Corp.
6.250% due 05/15/2016		44,755	46,637
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		12,600	12,323
Credit Agricole S.A.
5.136% due 02/24/2016 (h)	GBP	11,350	10,515
8.375% due 10/13/2019 (h)		$1,600	1,332
Credit Suisse
2.200% due 01/14/2014		141,400	142,383
5.000% due 05/15/2013		231,900	239,192
Credit Suisse USA, Inc.
5.500% due 08/15/2013		275	287
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (h)		10,100	10,679
Danske Bank A/S
1.517% due 04/14/2014		12,600	12,327
5.684% due 02/15/2017 (h)	GBP	17,100	19,617
Deutsche Bank AG
1.357% due 09/22/2015	EUR	13,400	15,483
4.875% due 05/20/2013		$276,385	284,625
Dexia Credit Local S.A.
0.867% due 03/05/2013		286,500	281,094
0.946% due 04/29/2014		885,740	833,228
2.000% due 03/05/2013		153,970	153,313
2.750% due 01/10/2014		216,070	213,744
2.750% due 04/29/2014		262,150	257,421
DNB Bank ASA
3.200% due 04/03/2017		43,500	44,064
DNB Boligkreditt A/S
2.500% due 10/18/2017	EUR	3,800	5,022
4.125% due 02/01/2013		3,200	4,134
Dragon LLC
1.972% due 03/12/2024		$20,000	19,973
Eksportfinans ASA
0.661% due 04/05/2013		37,990	36,911
0.669% due 10/07/2013		17,750	16,936
0.890% due 06/16/2015	JPY	2,100,000	23,069
0.968% due 03/09/2015		$5,000	4,553
1.600% due 03/20/2014	JPY	319,000	3,781
1.875% due 04/02/2013		$34,442	33,761
2.000% due 09/15/2015		22,265	19,944
2.375% due 06/26/2013	CHF	1,000	1,040
2.375% due 05/25/2016		$28,600	25,454
2.875% due 11/16/2016	CHF	1,100	1,061
3.000% due 11/17/2014		$48,614	46,090
4.750% due 06/11/2013	EUR	12,600	16,330
5.500% due 05/25/2016		$15,825	15,569
5.500% due 06/26/2017		12,325	11,986
European Investment Bank
1.250% due 09/20/2012	JPY	44,700	563
Export Credit Bank of Turkey
5.875% due 04/24/2019		$27,400	28,256
Export-Import Bank of Korea
2.268% due 03/21/2015		184,600	184,343
4.000% due 01/29/2021		66,500	69,025
4.125% due 09/09/2015		27,200	28,969
5.125% due 06/29/2020		116,061	130,106
5.750% due 05/22/2013	EUR	1,800	2,353
5.875% due 01/14/2015		$30,960	33,968
8.125% due 01/21/2014		44,200	48,365
FCE Bank PLC
7.125% due 01/15/2013	EUR	320,000	418,121
FIA Card Services N.A.
7.125% due 11/15/2012		$12,845	13,086
Fifth Third Bancorp
6.250% due 05/01/2013		100,180	104,362
FleetBoston Financial Corp.
6.700% due 07/15/2028		1,200	1,233
FNBC Pass-Through Trust
8.080% due 01/05/2018		164	184
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		23,600	23,811
3.875% due 01/15/2015		100,000	103,056
5.625% due 09/15/2015		15,400	16,779
5.875% due 08/02/2021		163,500	182,349
6.625% due 08/15/2017		49,000	55,822
7.000% due 10/01/2013		109,014	116,600
7.000% due 04/15/2015		123,891	138,000
7.500% due 08/01/2012		394,176	395,759
8.000% due 06/01/2014		292,963	325,157
8.000% due 12/15/2016		185,419	219,853
8.125% due 01/15/2020		30,400	37,267
8.700% due 10/01/2014		155,945	177,943
12.000% due 05/15/2015		123,450	154,313
Fortis Bank Nederland NV
3.375% due 05/19/2014	EUR	21,882	29,134

GE Capital European Funding
0.912% due 05/17/2021		5,000	5,464
GE Capital UK Funding
1.068% due 03/20/2017	GBP	79,650	114,023
6.000% due 04/11/2013		84	136
General Electric Capital Corp.
0.468% due 09/20/2013		$25,000	24,684
0.598% due 03/20/2014		200	198
0.598% due 06/20/2014		38,000	37,035
0.608% due 12/20/2013		5,000	4,777
0.618% due 12/28/2018		22,100	19,191
0.638% due 03/20/2017		7,000	6,601
0.659% due 10/06/2015		13,500	13,079
0.846% due 05/05/2026		19,950	16,369
3.800% due 06/18/2019		49,450	50,001
4.625% due 09/15/2066	EUR	10,200	11,159
5.500% due 09/15/2067		175,250	201,375
5.875% due 01/14/2038		$305,987	352,950
6.375% due 11/15/2067		246,200	256,971
6.500% due 09/15/2067	GBP	4,500	6,660
6.875% due 01/10/2039		$11,600	15,036
7.125% due 06/15/2022 (h)		17,200	18,238
General Electric Capital Services, Inc.
7.500% due 08/21/2035		46,700	63,523
Genworth Life Institutional Funding Trust
5.875% due 05/03/2013		40,440	41,129
Glen Meadow Pass-Through Trust
6.505% due 02/12/2067		22,700	16,514
GMAC International Finance BV
7.500% due 04/21/2015	EUR	79,120	104,882
Golden West Financial Corp.
4.750% due 10/01/2012		$7,400	7,472
Goldman Sachs Capital
4.000% due 06/01/2043		15,200	10,310
6.345% due 02/15/2034		3,000	2,849
Goldman Sachs Group, Inc.
0.861% due 03/29/2017		35,000	30,011
0.866% due 07/22/2015		21,726	20,081
0.918% due 03/22/2016		46,425	42,047
0.969% due 01/12/2015		21,580	20,370
1.032% due 05/23/2016	EUR	126,600	145,630
1.035% due 05/18/2015		35,640	42,066
1.070% due 01/30/2017		61,150	68,764
1.190% due 08/12/2015 (q)		50,000	58,686
1.466% due 07/29/2013		$7,800	7,762
1.466% due 02/07/2014		147,855	146,157
3.300% due 05/03/2015		36,400	36,424
4.750% due 07/15/2013		500	514
4.750% due 01/28/2014	EUR	1,800	2,351
5.250% due 07/27/2021		$146,535	149,227
5.950% due 01/18/2018		273,965	293,707
5.950% due 01/15/2027		2,690	2,680
6.000% due 05/01/2014		3,390	3,585
6.150% due 04/01/2018		367,525	399,104
6.250% due 09/01/2017		365,700	398,230
6.750% due 10/01/2037		322,624	317,474
7.500% due 02/15/2019		27,253	31,137
GSPA Monetization Trust
6.422% due 10/09/2029		22,100	21,168
HBOS Capital Funding LP
6.071% due 06/30/2014 (h)		30,450	20,097
HBOS PLC
1.161% due 09/30/2016		3,000	2,282
1.327% due 03/29/2016	EUR	14,953	14,807
1.471% due 09/01/2016		1,231	1,205
6.750% due 05/21/2018		$265,038	250,466
HCP, Inc.
2.700% due 02/01/2014		14,000	14,230
5.625% due 02/28/2013		3,225	3,303
5.650% due 12/15/2013		2,530	2,673
6.000% due 01/30/2017		1,700	1,907
6.300% due 09/15/2016		13,000	14,659
6.700% due 01/30/2018		27,900	32,449
Health Care REIT, Inc.
5.875% due 05/15/2015		5,000	5,465
HSBC Bank Capital Funding Sterling LP
5.862% due 04/07/2020 (h)	GBP	15,886	20,650
HSBC Bank PLC
2.000% due 01/19/2014		$148,800	150,231
HSBC Capital Funding LP
10.176% due 06/30/2030 (h)		38,160	49,608
HSBC Finance Corp.
0.717% due 01/15/2014		5,000	4,947
0.897% due 06/01/2016		27,000	24,769
1.020% due 04/05/2013	EUR	71,900	90,740
6.375% due 11/27/2012		$2,500	2,553

HSBC Finance Corp. CPI Linked Bond
4.250% due 09/15/2013		1,115	1,126
4.420% due 01/10/2014		264	268
4.500% due 11/10/2013		229	231
4.550% due 10/10/2013		100	101
4.680% due 11/10/2013		550	557
HSBC Holdings PLC
6.500% due 05/02/2036		140,100	155,123
HSBC USA, Inc.
2.375% due 02/13/2015		75,300	76,216
ILFC E-Capital Trust
4.280% due 12/21/2065		32,706	22,218
6.250% due 12/21/2065		36,420	26,769
ING Bank NV
1.518% due 03/15/2013		284,700	284,853
1.868% due 06/09/2014		204,600	201,947
2.000% due 10/18/2013		91,600	90,990
2.500% due 01/14/2016 (l)		92,700	94,309
2.650% due 01/14/2013		13,260	13,362
3.375% due 03/03/2014	EUR	33,880	44,854
3.750% due 03/07/2017		$10,000	9,968
3.900% due 03/19/2014		2,600	2,730
International Lease Finance Corp.
0.819% due 07/13/2012		29,885	29,868
5.000% due 09/15/2012		68,041	68,721
5.250% due 01/10/2013		15,000	15,338
5.550% due 09/05/2012		28,915	29,204
5.625% due 09/20/2013		54,718	56,223
5.750% due 05/15/2016		100	102
5.875% due 05/01/2013		57,540	59,122
6.375% due 03/25/2013		100,109	102,612
6.500% due 09/01/2014		163,200	172,992
6.625% due 11/15/2013		88,813	92,143
6.750% due 09/01/2016		158,060	170,705
7.125% due 09/01/2018		26,358	29,191
Intesa Sanpaolo SpA
2.867% due 02/24/2014		366,800	344,595
3.625% due 08/12/2015		6,000	5,404
6.500% due 02/24/2021		43,000	37,681
IPIC GMTN Ltd.
3.125% due 11/15/2015		17,000	17,616
4.875% due 05/14/2016	EUR	1,400	1,934
5.000% due 11/15/2020		$65,100	69,820
iStar Financial, Inc.
5.950% due 10/15/2013		10,000	9,763
Itau Unibanco Holding S.A.
5.650% due 03/19/2022		25,000	25,158
6.200% due 04/15/2020		12,100	12,917
John Deere Capital Corp.
4.950% due 12/17/2012		85	87
5.100% due 01/15/2013		75	77
JPMorgan Chase & Co.
0.616% due 11/01/2012		3,500	3,501
0.904% due 09/26/2013	EUR	16,475	20,749
1.211% due 09/30/2013		$300	301
1.218% due 05/02/2014		74,200	74,178
3.150% due 07/05/2016		82,170	84,615
4.400% due 07/22/2020		11,000	11,630
4.650% due 06/01/2014		3,900	4,108
5.750% due 01/02/2013		40,425	41,454
6.000% due 01/15/2018		179,650	206,558
6.300% due 04/23/2019		65,360	76,539
6.400% due 05/15/2038		361	436
7.900% due 04/30/2018 (h)		10,340	11,375
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		73,765	68,767
1.136% due 05/31/2017	EUR	5,100	5,905
6.000% due 10/01/2017		$318,400	357,055
JPMorgan Chase Capital
1.411% due 09/30/2034		750	569
6.550% due 09/15/2066		48,900	49,145
7.000% due 11/01/2039		50,000	50,125
KeyBank N.A.
7.413% due 10/15/2027		71,850	80,778
KeyCorp
6.500% due 05/14/2013		100,000	104,771
KFW
3.125% due 06/15/2018	EUR	25,200	35,047
4.000% due 01/27/2020		$138,940	159,175
4.125% due 10/15/2014		245	264
Kimco Realty Corp.
5.700% due 05/01/2017		2,000	2,218
Korea Exchange Bank
3.125% due 06/26/2017		28,100	28,097
Korea Finance Corp.
3.250% due 09/20/2016		21,600	22,246

Landwirtschaftliche Rentenbank
1.875% due 09/24/2012		125	125
4.875% due 11/16/2015		175	198
LBG Capital PLC
6.385% due 05/12/2020	EUR	7,249	7,360
6.439% due 05/23/2020		4,000	4,062
7.375% due 03/12/2020		1,015	1,074
7.588% due 05/12/2020	GBP	41,800	56,464
7.625% due 12/09/2019		11,720	15,786
7.625% due 10/14/2020	EUR	5,005	5,187
7.867% due 12/17/2019	GBP	24,967	34,019
7.869% due 08/25/2020		48,900	66,208
7.875% due 11/01/2020		$85,887	78,587
8.000% due 06/15/2020 (h)		65,870	55,989
8.500% due 12/17/2021 (h)		55,300	51,512
8.875% due 02/07/2020	EUR	6,000	6,796
9.125% due 07/15/2020	GBP	3,233	4,432
9.334% due 02/07/2020		37,528	54,754
11.040% due 03/19/2020		22,553	35,851
15.000% due 12/21/2019 (l)		9,100	17,245
15.000% due 12/21/2019	EUR	4,800	7,271
LeasePlan Corp. NV
3.250% due 05/22/2014		13,514	17,952
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$50,700	51,004
4.375% due 01/12/2015		2,500	2,584
4.875% due 01/21/2016		122,700	128,962
5.625% due 03/05/2018	EUR	2,200	2,346
5.800% due 01/13/2020		$26,200	28,068
12.000% due 12/16/2024 (h)		1,200,372	1,257,686
Loews Corp.
5.250% due 03/15/2016		37,500	41,570
Macquarie Bank Ltd.
3.300% due 07/17/2014		193,600	203,737
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		15,107	16,770
9.250% due 04/15/2019		16,500	21,915
MBNA Corp.
6.125% due 03/01/2013		20,100	20,651
Mercantile Bankshares Corp.
4.625% due 04/15/2013		3,390	3,480
Merrill Lynch & Co., Inc.
0.927% due 01/15/2015		40,900	38,609
0.968% due 08/09/2013	EUR	100	124
0.973% due 05/30/2014		64,400	77,806
0.980% due 01/31/2014		54,600	66,496
0.980% due 08/25/2014		2,000	2,404
1.016% due 05/02/2017		$1,100	924
1.187% due 07/22/2014	EUR	35,090	42,323
1.228% due 09/15/2026		$200	143
4.625% due 09/14/2018	EUR	2,000	2,342
4.875% due 05/30/2014		4,400	5,750
5.450% due 02/05/2013		$42,929	43,799
5.571% due 10/04/2012		59,500	59,806
6.000% due 02/11/2013	EUR	5,000	6,472
6.050% due 08/15/2012		$613,992	617,387
6.150% due 04/25/2013		73,425	76,010
6.400% due 08/28/2017		316,429	344,726
6.500% due 07/15/2018		32,350	34,872
6.750% due 05/21/2013	EUR	5,000	6,558
6.875% due 04/25/2018		$809,945	907,812
6.875% due 11/15/2018		32,731	36,726
7.750% due 04/30/2018	GBP	3,850	6,780
8.680% due 05/02/2017		$395	441
MetLife Capital Trust
7.875% due 12/15/2067		1,900	2,119
9.250% due 04/08/2068		1,700	2,091
MetLife, Inc.
5.375% due 12/15/2012		255	260
6.400% due 12/15/2066		45,810	45,185
Metropolitan Life Global Funding
5.125% due 04/10/2013		42,400	43,810
5.250% due 01/09/2014	GBP	150	248
Monumental Global Funding Ltd.
5.500% due 04/22/2013		$56,900	58,910
Morgan Stanley
0.769% due 01/09/2014		61,850	58,844
0.916% due 10/18/2016		450	393
0.947% due 10/15/2015		52,420	46,736
0.975% due 11/29/2013	EUR	41,600	50,766
1.115% due 05/02/2014		22,400	27,013
1.177% due 01/16/2017		49,400	53,896
1.446% due 04/29/2013		$37,200	36,692
2.066% due 01/24/2014		358,900	348,999
2.967% due 05/14/2013		314,050	313,700
3.740% due 03/01/2013	AUD	1,200	1,215

4.100% due 01/26/2015		$145,000	144,287
4.220% due 08/08/2012	AUD	10,800	11,048
5.450% due 01/09/2017		$200	202
5.950% due 12/28/2017		122,600	126,135
6.000% due 05/13/2014		20,880	21,654
6.625% due 04/01/2018		34,900	36,551
National Australia Bank Ltd.
1.189% due 04/11/2014		2,800	2,803
1.416% due 07/25/2014		159,600	160,574
5.350% due 06/12/2013		186,630	194,500
National Bank of Canada
1.500% due 06/26/2015		25,000	25,099
2.200% due 10/19/2016		267,100	278,959
National City Bank
4.625% due 05/01/2013		8,430	8,679
Nationwide Building Society
4.650% due 02/25/2015		78,700	81,539
6.250% due 02/25/2020		1,500	1,622
Nationwide Life Global Funding
5.450% due 10/02/2012		12,400	12,491
New England Mutual Life Insurance Co.
7.875% due 02/15/2024		3,600	4,661
New York Life Global Funding
4.650% due 05/09/2013		17,100	17,645
NIBC Bank NV
2.800% due 12/02/2014		22,670	23,537
3.500% due 04/07/2014	EUR	18,140	24,099
NiSource Finance Corp.
5.210% due 11/28/2012		$15,000	15,209
Nordea Bank AB
2.125% due 01/14/2014		70,900	71,047
2.250% due 03/20/2015		13,900	13,961
Nordea Eiendomskreditt A/S
0.889% due 04/07/2015		2,000	1,999
Northern Rock Asset Management PLC
5.625% due 06/22/2017		22,700	24,857
Northern Trust Co.
4.600% due 02/01/2013		65	66
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		91,600	99,633
Pacific Life Funding LLC
1.127% due 02/05/2021	EUR	4,500	4,979
Pacific Life Global Funding
5.150% due 04/15/2013		$15,700	16,246
Pacific Life Insurance Co.
9.250% due 06/15/2039		158,005	201,450
Pacific LifeCorp
6.000% due 02/10/2020		77,100	84,339
PNC Preferred Funding Trust
8.700% due 03/15/2013 (h)		13,600	13,945
Pricoa Global Funding
0.661% due 09/27/2013		2,300	2,291
5.300% due 09/27/2013		21,000	22,089
Principal Financial Global Funding LLC
2.375% due 01/24/2013	CHF	5,000	5,318
Principal Life Income Funding Trusts
5.300% due 04/24/2013		$155,300	161,132
Prudential Financial, Inc.
6.625% due 12/01/2037		100	114
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013		20,000	20,031
Prudential Holdings LLC
1.343% due 12/18/2017		5,980	5,719
8.695% due 12/18/2023		4,205	5,202
Prudential Insurance Co. of America
8.100% due 07/15/2015		2,245	2,583
Qatari Diar Finance QSC
5.000% due 07/21/2020		21,300	23,963
QNB Finance Ltd.
3.125% due 11/16/2015		7,800	8,005
3.375% due 02/22/2017		20,000	20,599
Rabobank Group
2.650% due 08/17/2012		300	301
3.375% due 01/19/2017		17,500	18,037
4.750% due 01/15/2020		2,200	2,392
6.875% due 03/19/2020	EUR	13,200	16,337
11.000% due 06/30/2019 (h)		$335,027	423,658
RBS Capital Trust
4.709% due 07/01/2013 (h)		1,690	1,006
RCI Banque S.A.
2.339% due 04/11/2014		7,800	7,585
Regions Financial Corp.
7.750% due 11/10/2014		60,470	65,459
Reinsurance Group of America, Inc.
5.000% due 06/01/2021		40,000	41,826

Resona Bank Ltd.
5.850% due 04/15/2016 (h)		22,050	22,712
Royal Bank of Canada
3.770% due 03/30/2018	CAD	6,300	6,626
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		$35,000	29,836
1.169% due 04/11/2016		20,576	16,152
1.201% due 09/29/2015		82,000	66,830
1.247% due 10/14/2016		32,500	25,448
2.027% due 03/30/2015 (q)	CAD	35,000	28,551
2.887% due 08/23/2013		$10,400	10,455
3.950% due 09/21/2015		97,900	99,808
4.875% due 03/16/2015		92,443	95,727
4.960% due 10/27/2014	AUD	5,000	4,544
5.000% due 11/12/2013		$30,024	30,342
5.000% due 10/01/2014		9,346	9,387
6.200% due 03/22/2022 (h)	GBP	15,000	15,283
6.934% due 04/09/2018	EUR	16,000	18,768
6.990% due 10/05/2017 (h)		$500	390
7.640% due 09/29/2017 (h)		59,600	40,230
7.648% due 09/30/2031 (h)		51,390	41,626
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		29,300	31,058
7.125% due 01/14/2014		10,700	11,319
7.175% due 05/16/2013		1,300	1,354
SAFG Retirement Services, Inc.
8.125% due 04/28/2023		3,225	3,799
Santander Issuances S.A.U.
5.911% due 06/20/2016		21,440	19,903
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		20,300	19,527
3.724% due 01/20/2015		17,500	16,289
Santander UK PLC
0.977% due 08/28/2017	EUR	67,000	65,742
9.625% due 10/30/2023	GBP	8,500	13,130
Sberbank of Russia Via SB Capital S.A.
4.950% due 02/07/2017		$18,200	18,564
6.125% due 02/07/2022		2,700	2,824
Scotland International Finance BV
4.250% due 05/23/2013		9,382	9,380
Shinhan Bank
4.125% due 10/04/2016		25,000	26,353
SLM Corp.
0.766% due 01/27/2014		109,618	104,753
0.992% due 06/17/2013	EUR	15,500	19,125
3.125% due 09/17/2012		26,863	34,056
4.800% due 02/13/2014 (q)	HKD	74,000	9,683
4.875% due 12/17/2012	GBP	23,200	36,244
5.000% due 10/01/2013		$88,135	91,220
5.000% due 04/15/2015		9,258	9,391
5.050% due 11/14/2014		22,400	23,186
5.125% due 08/27/2012		67,655	67,911
5.140% due 06/15/2016		80,000	74,864
5.375% due 01/15/2013		90,025	91,939
5.375% due 05/15/2014		33,267	34,558
5.625% due 08/01/2033		6,000	5,100
6.200% due 06/15/2024		10	8
8.000% due 03/25/2020		44,550	49,005
8.450% due 06/15/2018		155,950	175,444
8.780% due 09/15/2016	MXN	150,000	10,738
SLM Corp. CPI Linked Bond
3.824% due 01/31/2014		$13,400	13,163
3.854% due 01/01/2014		7,701	7,677
4.004% due 11/01/2013		16,300	16,166
4.776% due 11/21/2013		3,670	3,630
4.801% due 09/15/2015		10,000	9,519
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (h)		7,700	9,317
Societe Generale S.A.
5.922% due 04/05/2017 (h)		4,900	3,332
7.756% due 05/22/2013 (h)	EUR	2,700	2,682
9.375% due 09/04/2019 (h)		18,700	22,008
Sovereign Bank
8.750% due 05/30/2018		$10,000	10,897
Springleaf Finance Corp.
3.250% due 01/16/2013	EUR	78,555	95,475
4.125% due 11/29/2013		87,400	98,438
4.875% due 07/15/2012		$177,865	177,865
5.375% due 10/01/2012		172,913	171,832
5.400% due 12/01/2015		40,159	33,633
5.500% due 12/15/2012		1,000	956
5.850% due 06/01/2013		44,117	42,573
5.900% due 09/15/2012		68,230	68,315
6.500% due 09/15/2017		16,000	12,720
6.900% due 12/15/2017		176,100	141,429

SSIF Nevada LP
1.167% due 04/14/2014		27,500	27,330
State Bank of India
4.500% due 10/23/2014		600	611
4.500% due 07/27/2015		194,900	198,332
State Street Capital Trust
1.468% due 06/01/2077		100	73
Stone Street Trust
5.902% due 12/15/2015		5,200	5,324
Sumitomo Mitsui Banking Corp.
1.950% due 01/14/2014		51,300	51,849
SunAmerica Financial Group, Inc.
6.625% due 02/15/2029		56,950	59,851
7.500% due 07/15/2025		16,945	19,706
Svensk Exportkredit AB
5.125% due 03/01/2017		75	86
Svenska Handelsbanken AB
1.468% due 09/14/2012		87,000	87,104
2.875% due 09/14/2012		170	171
Swedbank AB
2.900% due 01/14/2013		5,000	5,063
3.125% due 03/04/2013	EUR	350	449
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		$24,700	26,477
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		23,100	29,971
Temasek Financial Ltd.
4.300% due 10/25/2019		159,100	178,706
Toll Road Investors Partnership LP
0.000% due 02/15/2045		769	116
Toyota Motor Credit Corp. CPI Linked Bond
3.450% due 09/10/2013		2,600	2,629
Travelers Property Casualty Corp.
5.000% due 03/15/2013		70	72
6.375% due 03/15/2033		100	129
Turkiye Garanti Bankasi A/S
2.966% due 04/20/2016		89,000	82,548
U.S. Bank N.A.
1.076% due 02/28/2017	EUR	10,950	12,695
UBS AG
1.466% due 01/28/2014		$66,400	66,066
2.250% due 08/12/2013		36,200	36,323
5.750% due 04/25/2018		244,575	271,401
5.875% due 12/20/2017		191,975	214,791
UFJ Finance Aruba AEC
6.750% due 07/15/2013		3,700	3,903
USB Capital
3.500% due 07/30/2012 (h)		100	77
VTB Bank OJSC Via VTB Capital S.A.
6.875% due 05/29/2018		15,800	16,610
Wachovia Bank N.A.
0.846% due 11/03/2014		88,312	86,293
3.918% due 05/25/2017	AUD	1,100	999
6.000% due 11/15/2017		$600	700
Wachovia Capital Trust
5.570% due 07/30/2012 (h)		121,615	116,598
Wachovia Corp.
0.656% due 08/01/2013		15,650	15,668
0.806% due 10/28/2015		5,500	5,266
4.875% due 02/15/2014		21,280	22,347
5.250% due 08/01/2014		2,900	3,095
5.500% due 05/01/2013		197,704	205,472
5.625% due 10/15/2016		65,300	73,708
5.750% due 02/01/2018		209,010	247,645
Waha Aerospace BV
3.925% due 07/28/2020		5,015	5,238
WEA Finance LLC
6.750% due 09/02/2019		5	6
Wells Fargo & Co.
1.500% due 07/01/2015		21,380	21,415
3.970% due 05/15/2013	AUD	34,500	35,110
4.375% due 01/31/2013		$9,400	9,607
5.125% due 09/01/2012		300	302
5.250% due 10/23/2012		14,180	14,385
7.980% due 03/15/2018 (h)		399,831	440,814
Wells Fargo Bank N.A.
0.676% due 05/16/2016		1,500	1,432
Westpac Banking Corp.
1.191% due 03/31/2014		1,300	1,301
2.250% due 11/19/2012		107,300	108,025
2.450% due 11/28/2016		100,000	103,000
3.585% due 08/14/2014		17,700	18,676
Weyerhaeuser Co.
7.125% due 07/15/2023		7,000	7,637
7.375% due 10/01/2019		31,500	37,306
7.375% due 03/15/2032		58,514	65,597
8.500% due 01/15/2025		5,245	6,222

WR Berkley Corp.
5.375% due 09/15/2020		12,000	12,955
XL Group PLC
5.250% due 09/15/2014		5,500	5,797
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (h)	EUR	19,000	25,834

			50,042,351

INDUSTRIALS 3.0%
Aetna, Inc.
6.000% due 06/15/2016		$15,000	17,441
Altria Group, Inc.
8.500% due 11/10/2013		24,805	27,261
9.250% due 08/06/2019		91,160	126,894
9.700% due 11/10/2018		88,978	123,343
America Movil S.A.B. de C.V.
5.000% due 03/30/2020		54,900	62,662
6.125% due 03/30/2040		25,500	31,682
America West Airlines Pass-Through Trust
6.870% due 07/02/2018		1,111	1,117
American Airlines Pass-Through Trust
10.375% due 01/02/2021		12,237	13,094
American Airlines, Inc.
10.500% due 10/15/2012 ^		19,300	20,699
Amgen, Inc.
1.875% due 11/15/2014		56,000	56,909
5.700% due 02/01/2019		28,126	33,203
Anheuser-Busch Cos. LLC
5.500% due 01/15/2018		9,100	10,819
Anheuser-Busch InBev Worldwide, Inc.
1.016% due 01/27/2014		87,600	88,356
Apache Corp.
6.000% due 09/15/2013		30	32
Arrow Electronics, Inc.
6.000% due 04/01/2020		15,000	16,481
AstraZeneca PLC
5.400% due 09/15/2012		25	25
AutoZone, Inc.
5.500% due 11/15/2015		10,050	11,294
5.875% due 10/15/2012		4,800	4,868
6.500% due 01/15/2014		40,000	43,240
7.125% due 08/01/2018		30,000	37,263
Avnet, Inc.
6.625% due 09/15/2016		1,550	1,769
Avon Products, Inc.
6.500% due 03/01/2019		28,300	30,851
BAA Funding Ltd.
2.500% due 06/25/2017		22,000	22,142
Beam, Inc.
5.375% due 01/15/2016		6,093	6,784
Berry Petroleum Co.
10.250% due 06/01/2014		310	349
Berry Plastics Corp.
5.217% due 02/15/2015		1,100	1,104
BHP Billiton Finance USA Ltd.
4.800% due 04/15/2013		220	227
Biomet, Inc.
10.375% due 10/15/2017 (d)		4,500	4,832
Black & Decker Corp.
8.950% due 04/15/2014		41,900	47,326
Boston Scientific Corp.
5.125% due 01/12/2017		21,805	24,201
5.450% due 06/15/2014		2,000	2,145
6.400% due 06/15/2016		2,000	2,306
Braskem Finance Ltd.
5.750% due 04/15/2021		74,600	77,024
7.250% due 06/05/2018		9,500	10,678
Brunswick Corp.
11.750% due 08/15/2013		18,000	19,913
Burlington Northern Santa Fe LLC
3.600% due 09/01/2020		13,000	13,797
7.290% due 06/01/2036		55	73
Cardinal Health, Inc.
5.800% due 10/15/2016		23,000	26,662
6.000% due 06/15/2017		35,000	40,424
Case New Holland, Inc.
7.750% due 09/01/2013		1,706	1,821
Caterpillar, Inc.
0.637% due 05/21/2013		48,800	48,968
CBS Corp.
5.625% due 08/15/2012		15,000	15,086
CC Holdings GS LLC
7.750% due 05/01/2017		1,500	1,633

Cellco Partnership
8.500% due 11/15/2018	340	466
Cenovus Energy, Inc.
4.500% due 09/15/2014	2,300	2,457
Centex Corp.
5.250% due 06/15/2015	4,500	4,703
5.700% due 05/15/2014	45,700	47,756
6.500% due 05/01/2016	2,500	2,713
Cie Generale de Geophysique - Veritas
7.750% due 05/15/2017	2,000	2,071
CITIC Resources Finance Ltd.
6.750% due 05/15/2014	17,900	18,884
CityCenter Holdings LLC
7.625% due 01/15/2016	19,900	21,094
CoBank ACB
7.875% due 04/16/2018	4,900	5,988
Codelco, Inc.
6.150% due 10/24/2036	100	126
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	250	277
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	36,902	38,904
Comcast Cable Communications LLC
7.125% due 06/15/2013	400	423
Commercial Metals Co.
6.500% due 07/15/2017	2,400	2,430
Community Health Systems, Inc.
8.875% due 07/15/2015	740	760
Computer Sciences Corp.
5.000% due 02/15/2013	5,000	5,138
5.500% due 03/15/2013	2,000	2,055
6.500% due 03/15/2018	31,745	33,967
Con-way, Inc.
7.250% due 01/15/2018	22,400	25,839
Continental Airlines Pass-Through Trust
6.820% due 11/01/2019	4,878	5,097
7.707% due 10/02/2022	2,466	2,682
9.000% due 01/08/2018	12,165	13,929
Continental Airlines, Inc.
6.750% due 09/15/2015	35,200	36,344
6.920% due 04/02/2013 (q)	1,260	1,246
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020	11,000	11,550
Coventry Health Care, Inc.
6.125% due 01/15/2015	7,500	8,186
COX Communications, Inc.
4.625% due 06/01/2013	6,000	6,212
7.125% due 10/01/2012	19,572	19,867
CRH America, Inc.
8.125% due 07/15/2018	10,000	11,932
CSN Islands Corp.
6.875% due 09/21/2019	25,800	28,251
CSN Resources S.A.
6.500% due 07/21/2020	28,700	31,234
CSX Corp.
5.600% due 05/01/2017	21,200	24,359
6.250% due 03/15/2018	5,852	7,056
CVS Pass-Through Trust
6.036% due 12/10/2028	26	29
6.943% due 01/10/2030	18,551	22,028
7.507% due 01/10/2032	89,445	111,413
Cytec Industries, Inc.
4.600% due 07/01/2013	2,000	2,056
6.000% due 10/01/2015	5,300	5,826
8.950% due 07/01/2017	7,000	8,709
D.R. Horton, Inc.
5.250% due 02/15/2015	10,000	10,450
5.625% due 09/15/2014	3,000	3,158
5.625% due 01/15/2016	13,700	14,556
6.125% due 01/15/2014	5,000	5,256
6.500% due 04/15/2016	6,000	6,525
Daimler Finance North America LLC
1.668% due 09/13/2013	87,700	88,250
6.500% due 11/15/2013	37,700	40,428
Darden Restaurants, Inc.
6.200% due 10/15/2017	14,000	16,248
Dell, Inc.
4.700% due 04/15/2013	116,200	119,792
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	19,784	21,417
7.750% due 06/17/2021	4,118	4,674
Deluxe Corp.
5.125% due 10/01/2014	6,200	6,370
Desarrolladora Homex S.A.B. de C.V.
7.500% due 09/28/2015	5,537	5,634

Deutsche Telekom International Finance BV
5.250% due 07/22/2013	10,500	10,962
6.750% due 08/20/2018	22,190	26,764
Diageo Capital PLC
5.200% due 01/30/2013	60	62
DISH DBS Corp.
6.625% due 10/01/2014	12,000	12,930
7.125% due 02/01/2016	26,550	29,271
7.750% due 05/31/2015	16,350	18,230
Dolphin Energy Ltd.
5.500% due 12/15/2021	26,000	29,089
Domtar Corp.
9.500% due 08/01/2016	30,670	36,636
Dow Chemical Co.
6.000% due 10/01/2012	6,240	6,316
6.850% due 08/15/2013	500	530
7.600% due 05/15/2014	1,750	1,949
Eaton Vance Corp.
6.500% due 10/02/2017	21,100	24,143
Ecopetrol S.A.
7.625% due 07/23/2019	79,515	100,586
El Paso LLC
7.250% due 06/01/2018	200	232
7.800% due 08/01/2031	1,000	1,128
8.050% due 10/15/2030	1,100	1,254
El Paso Natural Gas Co.
5.950% due 04/15/2017	3,295	3,738
Emerson Electric Co.
4.500% due 05/01/2013	95	98
Energy Transfer Partners LP
6.000% due 07/01/2013	1,435	1,496
ENN Energy Holdings Ltd.
6.000% due 05/13/2021	38,600	38,926
Enterprise Products Operating LLC
4.600% due 08/01/2012	18,600	18,654
6.500% due 01/31/2019	5,000	6,038
8.375% due 08/01/2066	2,000	2,169
ERAC USA Finance LLC
5.800% due 10/15/2012	10,000	10,124
6.375% due 10/15/2017	1,900	2,224
FMC Corp.
5.200% due 12/15/2019	15,000	16,904
Foster’s Finance Corp.
4.875% due 10/01/2014	6,300	6,748
Fresenius U.S. Finance, Inc.
9.000% due 07/15/2015	1,600	1,846
Gap, Inc.
5.950% due 04/12/2021	42,272	43,920
GATX Corp.
4.750% due 10/01/2012	25,000	25,209
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	21,487	23,608
Gazprom OAO Via RBS AG
9.625% due 03/01/2013	72,310	75,936
General Mills, Inc.
5.250% due 08/15/2013	15,000	15,751
Georgia-Pacific LLC
7.700% due 06/15/2015	1,150	1,337
8.250% due 05/01/2016	5,000	5,520
Gerdau Holdings, Inc.
7.000% due 01/20/2020	133,400	149,408
Gerdau Trade, Inc.
5.750% due 01/30/2021	86,100	89,673
Hanson Australia Funding Ltd.
5.250% due 03/15/2013	15,000	15,413
Hanson Ltd.
6.125% due 08/15/2016	73,000	78,110
Hasbro, Inc.
6.300% due 09/15/2017	8,995	10,270
HCA, Inc.
6.250% due 02/15/2013	8,100	8,323
6.500% due 02/15/2020	71,400	77,558
6.750% due 07/15/2013	17,000	17,807
7.500% due 12/15/2023	3,000	2,899
7.875% due 02/15/2020	4,500	5,018
8.500% due 04/15/2019	8,550	9,619
9.000% due 12/15/2014	11,552	12,707
9.875% due 02/15/2017	3,396	3,702
Hewlett-Packard Co.
0.593% due 09/13/2012	30,068	30,083
0.747% due 05/24/2013	75,300	75,156
Hidden Ridge Facility Trustee
5.750% due 01/01/2021	8,826	9,199
Historic TW, Inc.
9.125% due 01/15/2013	12,125	12,631

Host Hotels & Resorts LP
9.000% due 05/15/2017		8,000	8,900
Hutchison Whampoa International Ltd.
4.625% due 09/11/2015		8,000	8,572
5.750% due 09/11/2019		7,000	7,956
7.625% due 04/09/2019		11,100	13,777
Indian Oil Corp. Ltd.
4.750% due 01/22/2015		5,000	5,147
Indosat Palapa Co. BV
7.375% due 07/29/2020		15,000	16,350
Intergen NV
9.000% due 06/30/2017		1,062	1,046
JC Penney Corp., Inc.
9.000% due 08/01/2012		4,900	4,937
Jones Group, Inc.
5.125% due 11/15/2014		44,170	45,274
KazMunayGas National Co.
7.000% due 05/05/2020		45,000	51,300
KB Home
5.750% due 02/01/2014		10,000	9,975
5.875% due 01/15/2015		6,848	6,814
6.250% due 06/15/2015		17,355	17,268
Kellogg Co.
5.125% due 12/03/2012		300	306
KeySpan Corp.
4.650% due 04/01/2013		6,900	7,090
Kimberly-Clark Corp.
5.000% due 08/15/2013		20	21
Kinder Morgan Energy Partners LP
5.000% due 12/15/2013		210	220
5.850% due 09/15/2012		10,400	10,502
6.950% due 01/15/2038		18,465	21,934
Kraft Foods, Inc.
1.344% due 07/10/2013		12,200	12,248
2.625% due 05/08/2013		15,290	15,520
6.125% due 02/01/2018		150,794	181,005
6.125% due 08/23/2018		5,000	6,096
Kroger Co.
5.000% due 04/15/2013		500	515
L-3 Communications Corp.
5.200% due 10/15/2019		8,200	9,003
Lennar Corp.
5.500% due 09/01/2014		29,500	30,827
5.600% due 05/31/2015		44,986	47,460
5.950% due 03/01/2013		15,800	16,195
6.500% due 04/15/2016		4,000	4,260
Lexmark International, Inc.
5.900% due 06/01/2013		21,470	22,202
Limited Brands, Inc.
5.250% due 11/01/2014		4,496	4,743
6.125% due 12/01/2012		12,040	12,221
6.900% due 07/15/2017		102,465	114,248
8.500% due 06/15/2019		17,000	20,060
Lockheed Martin Corp.
7.650% due 05/01/2016		4,600	5,558
Lorillard Tobacco Co.
7.000% due 08/04/2041		14,900	16,233
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		21,364	21,887
7.875% due 07/15/2015		51,610	60,435
Manpower, Inc.
4.750% due 06/14/2013	EUR	45,500	59,302
Marks & Spencer PLC
6.250% due 12/01/2017		$2,200	2,412
Masco Corp.
4.800% due 06/15/2015		9,000	9,255
5.850% due 03/15/2017		12,020	12,618
5.875% due 07/15/2012		59,000	59,045
6.125% due 10/03/2016		15,200	16,243
7.125% due 08/15/2013		10,000	10,502
Maytag Corp.
5.000% due 05/15/2015		10,000	10,343
McKesson Corp.
7.500% due 02/15/2019		8,000	10,308
MDC Holdings, Inc.
5.375% due 12/15/2014		12,000	12,630
MeadWestvaco Corp.
7.375% due 09/01/2019		20,000	23,854
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		10,000	7,586
MGM Resorts International
9.000% due 03/15/2020		6,000	6,690
10.375% due 05/15/2014		5,650	6,399
11.125% due 11/15/2017		15,000	16,913
13.000% due 11/15/2013		9,000	10,305

Midcontinent Express Pipeline LLC
5.450% due 09/15/2014		4,800	4,814
Nabors Industries, Inc.
6.150% due 02/15/2018		34,300	39,428
New York Times Co.
5.000% due 03/15/2015		26,930	27,940
Newell Rubbermaid, Inc.
6.250% due 04/15/2018		9,000	10,393
News America, Inc.
8.450% due 08/01/2034		20	25
Noble Group Ltd.
4.875% due 08/05/2015		40,400	40,804
6.750% due 01/29/2020		80,400	77,988
8.500% due 05/30/2013		9,000	9,455
Nordstrom, Inc.
6.750% due 06/01/2014		2,400	2,662
Northwest Airlines Pass-Through Trust
1.217% due 11/20/2015		1,525	1,468
7.041% due 10/01/2023		10,792	11,871
7.150% due 04/01/2021		1,462	1,497
NXP BV
3.507% due 10/15/2013	EUR	3,544	4,462
Office Depot, Inc.
6.250% due 08/15/2013		$22,175	22,646
ONEOK Partners LP
6.150% due 10/01/2016		10,000	11,640
6.850% due 10/15/2037		1,800	2,154
Oracle Corp.
5.375% due 07/15/2040		4,000	4,927
PACCAR, Inc.
6.875% due 02/15/2014		3,600	3,950
Packaging Corp. of America
5.750% due 08/01/2013		10,000	10,551
Pactiv LLC
8.125% due 06/15/2017		9,800	9,065
Pearson Dollar Finance PLC
5.500% due 05/06/2013		28,567	29,594
5.700% due 06/01/2014		5,000	5,360
6.250% due 05/06/2018		28,000	32,930
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	10,600	14,140
5.750% due 03/01/2018		$3,200	3,632
6.250% due 08/05/2013	EUR	1,200	1,602
7.500% due 12/18/2013	GBP	2,260	3,802
Petrobras International Finance Co.
3.875% due 01/27/2016		$190,000	197,172
5.375% due 01/27/2021		6,400	6,934
5.750% due 01/20/2020		143,600	157,896
5.875% due 03/01/2018		49,400	55,029
7.875% due 03/15/2019		97,120	118,681
8.375% due 12/10/2018		5,025	6,295
PHH Corp.
9.250% due 03/01/2016		2,500	2,669
Philip Morris International, Inc.
4.875% due 05/16/2013		51,540	53,465
Pioneer Natural Resources Co.
5.875% due 07/15/2016		27,835	30,977
Pitney Bowes, Inc.
4.750% due 01/15/2016		6,300	6,399
PPG Industries, Inc.
6.650% due 03/15/2018		13,500	16,483
Pride International, Inc.
6.875% due 08/15/2020		18,500	22,750
PulteGroup, Inc.
5.200% due 02/15/2015		9,200	9,522
5.250% due 01/15/2014		50,400	52,038
6.250% due 02/15/2013		10,000	10,250
7.625% due 10/15/2017		2,500	2,738
Quest Diagnostics, Inc.
5.450% due 11/01/2015		1,900	2,121
Reliance Holdings USA, Inc.
4.500% due 10/19/2020		8,600	8,101
Rexam PLC
6.750% due 06/01/2013		16,500	17,039
Reynolds American, Inc.
7.250% due 06/01/2013		94,600	99,883
7.250% due 06/15/2037		1,100	1,335
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,157
9.000% due 04/15/2019		1,500	1,504
Rio Tinto Alcan, Inc.
5.000% due 06/01/2015		7,836	8,642
Rockies Express Pipeline LLC
6.875% due 04/15/2040		8,257	7,142
Rohm and Haas Co.
6.000% due 09/15/2017		155,299	181,073
7.850% due 07/15/2029		4,700	6,260

RPM International, Inc.
6.500% due 02/15/2018	26,800	31,031
Ryder System, Inc.
6.000% due 03/01/2013	18,690	19,241
Ryland Group, Inc.
5.375% due 01/15/2015	21,900	22,666
6.625% due 05/01/2020	18,000	18,360
8.400% due 05/15/2017	28,000	31,850
RZD Capital Ltd.
5.739% due 04/03/2017	20,610	22,051
SABMiller PLC
5.500% due 08/15/2013	38,300	40,083
6.500% due 07/01/2016	1,900	2,221
Sanofi
0.771% due 03/28/2014	70,000	70,297
SBA Tower Trust
5.101% due 04/15/2042	2,200	2,419
SCA Finans AB
4.500% due 07/15/2015	5,250	5,610
Sealed Air Corp.
5.625% due 07/15/2013	9,250	9,597
Sheraton Holding Corp.
7.375% due 11/15/2015	5,000	5,744
Snap-On, Inc.
6.125% due 09/01/2021	67,000	81,818
Southern Natural Gas Co. LLC
5.900% due 04/01/2017	5,000	5,751
Southwest Airlines Co.
5.125% due 03/01/2017	4,500	4,946
Spectra Energy Capital LLC
5.500% due 03/01/2014	23,850	25,088
6.200% due 04/15/2018	8,400	10,044
6.250% due 02/15/2013	25	26
Starwood Hotels & Resorts Worldwide, Inc.
7.875% due 10/15/2014	43,700	49,612
STATS ChipPAC Ltd.
7.500% due 08/12/2015	10,000	10,750
Tate & Lyle International Finance PLC
5.000% due 11/15/2014	12,000	12,718
Telefonica Emisiones S.A.U.
0.796% due 02/04/2013	100	98
5.855% due 02/04/2013	114	114
6.221% due 07/03/2017	10,200	9,590
6.421% due 06/20/2016	5,196	4,992
Temple-Inland, Inc.
6.375% due 01/15/2016	5,000	5,635
6.625% due 01/15/2018	15,430	18,454
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013	217,000	218,766
Time Warner Cable, Inc.
5.400% due 07/02/2012	19,542	19,542
6.200% due 07/01/2013	25,553	26,858
Time Warner, Inc.
5.875% due 11/15/2016	4,135	4,849
Toll Brothers Finance Corp.
5.150% due 05/15/2015	10,000	10,578
5.950% due 09/15/2013	10,000	10,453
6.750% due 11/01/2019	10,000	11,097
8.910% due 10/15/2017 (l)	44,000	54,169
Transocean, Inc.
4.950% due 11/15/2015	224,000	241,400
6.000% due 03/15/2018	3,000	3,357
Tyco Electronics Group S.A.
6.000% due 10/01/2012	6,700	6,786
6.550% due 10/01/2017	9,800	11,718
Tyson Foods, Inc.
6.850% due 04/01/2016	18,908	21,721
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	1,713	681
UAL Pass-Through Trust
9.200% due 03/29/2049 ^	1,449	797
10.020% due 03/22/2014 ^	5,550	2,914
10.125% due 03/22/2015 ^	7,676	2,706
10.400% due 05/01/2018	39,788	45,410
Union Pacific Corp.
5.450% due 01/31/2013	6,390	6,565
6.125% due 02/15/2020	30,000	37,130
Union Pacific Railroad Co. Pass-Through Trust
4.698% due 01/02/2024	121	132
United Technologies Corp.
0.737% due 12/02/2013	9,400	9,437
UnitedHealth Group, Inc.
4.875% due 02/15/2013	44,500	45,640
4.875% due 04/01/2013	175	180

Universal Corp.
6.250% due 12/01/2014	33,000	35,621
Urbi Desarrollos Urbanos S.A.B. de C.V.
8.500% due 04/19/2016	10,100	10,302
9.500% due 01/21/2020	16,900	17,830
UST LLC
5.750% due 03/01/2018	52,665	60,127
Vale Overseas Ltd.
4.625% due 09/15/2020	3,750	3,944
6.250% due 01/23/2017	39,835	45,520
6.875% due 11/21/2036	30,078	35,079
Valero Energy Corp.
9.375% due 03/15/2019	5,000	6,583
Verizon Wireless Capital LLC
5.550% due 02/01/2014	1,262	1,352
Videotron Ltee
9.125% due 04/15/2018	1,850	2,035
Vivendi S.A.
2.400% due 04/10/2015	64,000	63,417
6.625% due 04/04/2018	181,500	200,961
Volkswagen International Finance NV
0.911% due 10/01/2012	19,800	19,814
Wal-Mart Stores, Inc.
4.550% due 05/01/2013	100	103
Walt Disney Co.
6.000% due 07/17/2017	70	86
Waste Management, Inc.
5.000% due 03/15/2014	7,650	8,145
7.125% due 12/15/2017	1,800	2,177
7.375% due 05/15/2029	290	386
Wesfarmers Ltd.
6.998% due 04/10/2013	48,200	50,085
Westvaco Corp.
7.950% due 02/15/2031	22,000	25,223
Whirlpool Corp.
5.500% due 03/01/2013	10,300	10,574
6.500% due 06/15/2016	5,000	5,570
7.750% due 07/15/2016	11,000	12,771
WM Wrigley Jr. Co.
3.050% due 06/28/2013	6,250	6,325
WMG Acquisition Corp.
9.500% due 06/15/2016	1,020	1,117
WPP Finance UK
5.875% due 06/15/2014	2,400	2,591
Wynn Las Vegas LLC
7.750% due 08/15/2020	4,000	4,450
Xstrata Finance Canada Ltd.
5.800% due 11/15/2016	1,265	1,415
Yum! Brands, Inc.
6.250% due 03/15/2018	2,000	2,374

		7,794,051

UTILITIES 1.5%
AES Corp.
7.375% due 07/01/2021	26,450	29,558
7.750% due 03/01/2014	12,515	13,641
8.000% due 10/15/2017	4,500	5,141
AES Red Oak LLC
8.540% due 11/30/2019	6,237	6,643
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	22,200	23,482
7.700% due 08/07/2013	25,400	26,919
8.700% due 08/07/2018	105,000	131,277
Alltel Corp.
7.000% due 07/01/2012	10,759	10,759
Ameren Corp.
8.875% due 05/15/2014	25,500	28,419
Ameren Energy Generating Co.
7.000% due 04/15/2018 (l)	3,000	2,610
7.950% due 06/01/2032	4,085	3,227
Appalachian Power Co.
4.950% due 02/01/2015	25	27
5.650% due 08/15/2012	6,005	6,038
AT&T, Inc.
4.850% due 02/15/2014	13,500	14,388
5.100% due 09/15/2014	1,510	1,650
6.500% due 09/01/2037	256,000	326,998
Baltimore Gas & Electric Co.
6.125% due 07/01/2013	30	32
BellSouth Corp.
4.020% due 04/26/2021	387,910	397,785
5.200% due 09/15/2014	27,800	30,273
6.550% due 06/15/2034	17,000	20,049
British Telecommunications PLC
2.000% due 06/22/2015	21,000	21,307
5.150% due 01/15/2013	450	460

Calpine Construction Finance Co. LP
8.000% due 06/01/2016		13,000	14,105
Carolina Power & Light Co.
5.125% due 09/15/2013		50	53
6.500% due 07/15/2012		275	275
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019		35,700	41,727
7.750% due 11/30/2015		1,300	1,520
CenturyLink, Inc.
5.800% due 03/15/2022		41,600	41,519
6.000% due 04/01/2017		21,900	23,300
7.600% due 09/15/2039		20,600	19,970
Cleco Power LLC
6.000% due 12/01/2040		600	704
Cleveland Electric Illuminating Co.
5.700% due 04/01/2017		9,000	10,135
Constellation Energy Group, Inc.
4.550% due 06/15/2015		3,000	3,224
Dominion Resources, Inc.
5.000% due 03/15/2013		250	257
5.200% due 01/15/2016		15,300	17,274
Duke Energy Carolinas LLC
5.625% due 11/30/2012		5,100	5,204
5.750% due 11/15/2013		300	320
Duke Energy Ohio, Inc.
5.700% due 09/15/2012		135	136
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021		15,600	17,418
6.400% due 09/15/2020		800	908
EDF S.A.
4.600% due 01/27/2020		95,900	101,708
5.500% due 01/26/2014		169,000	179,005
6.500% due 01/26/2019		169,690	200,104
6.950% due 01/26/2039		62,950	74,888
Enel Finance International NV
5.700% due 01/15/2013		300	304
6.250% due 09/15/2017		2,400	2,413
6.800% due 09/15/2037		1,700	1,476
France Telecom S.A.
4.375% due 07/08/2014		6,400	6,727
Frontier Communications Corp.
6.250% due 01/15/2013		10,000	10,256
Gazprom OAO Via Gaz Capital S.A.
4.950% due 05/23/2016		7,200	7,492
5.092% due 11/29/2015 (l)		91,200	96,444
5.092% due 11/29/2015		6,500	6,874
5.875% due 06/01/2015	EUR	20,000	27,519
6.212% due 11/22/2016		$41,300	45,015
6.510% due 03/07/2022		8,300	9,244
7.288% due 08/16/2037		24,000	27,360
7.343% due 04/11/2013		52,900	54,999
7.510% due 07/31/2013		35,000	36,919
8.125% due 07/31/2014		5,000	5,498
8.146% due 04/11/2018		181,150	216,605
8.625% due 04/28/2034		180,520	230,614
9.250% due 04/23/2019		2,900	3,632
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		87,500	98,332
10.500% due 03/25/2014		55,100	61,899
Kinder Morgan Finance Co. ULC
5.700% due 01/05/2016		23,000	24,322
Kinder Morgan Kansas, Inc.
5.150% due 03/01/2015		1,900	2,000
6.500% due 09/01/2012		14,000	14,085
Korea Electric Power Corp.
3.000% due 10/05/2015		5,200	5,325
Korea Hydro & Nuclear Power Co. Ltd.
3.125% due 09/16/2015		2,500	2,561
6.250% due 06/17/2014		5,700	6,145
Majapahit Holding BV
7.250% due 06/28/2017		9,100	10,420
7.750% due 01/20/2020		10,000	11,975
8.000% due 08/07/2019		4,600	5,566
Midwest Generation LLC
8.560% due 01/02/2016		99	95
Monongahela Power Co.
7.950% due 12/15/2013		13,000	14,226
National Grid PLC
6.300% due 08/01/2016		4,500	5,198
NextEra Energy Capital Holdings, Inc.
5.350% due 06/15/2013		1,965	2,047
7.875% due 12/15/2015		8,000	9,594
NGPL PipeCo LLC
7.119% due 12/15/2017 (l)		58,640	58,933

Northwestern Bell Telephone
7.750% due 05/01/2030		19,625	20,931
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016		76,000	79,429
NRG Energy, Inc.
7.375% due 01/15/2017		27,300	28,460
NSG Holdings LLC
7.750% due 12/15/2025		800	804
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		74,382	78,287
Peco Energy Co.
5.600% due 10/15/2013		8,500	9,042
Petroleos Mexicanos
5.500% due 01/21/2021		34,600	39,271
5.500% due 06/27/2044		60,900	62,422
8.000% due 05/03/2019		52,623	67,094
Plains All American Pipeline LP
5.625% due 12/15/2013		10,000	10,653
PPL Capital Funding, Inc.
6.700% due 03/30/2067		2,008	2,007
PPL Energy Supply LLC
6.300% due 07/15/2013		10,000	10,539
Progress Energy, Inc.
7.050% due 03/15/2019		17,550	22,104
PSEG Power LLC
5.000% due 04/01/2014		10,425	11,079
Public Service Co. of Colorado
3.200% due 11/15/2020		6	6
Public Service Electric & Gas Co.
5.000% due 08/15/2014		4,000	4,343
6.330% due 11/01/2013		25	27
Qtel International Finance Ltd.
3.375% due 10/14/2016		16,100	16,768
4.750% due 02/16/2021		600	641
Qwest Corp.
3.718% due 06/15/2013		110,770	110,900
7.200% due 11/10/2026		1,000	1,013
7.500% due 10/01/2014		1,700	1,896
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020		56,896	62,586
5.500% due 09/30/2014		2,000	2,163
5.832% due 09/30/2016		9,742	10,461
5.838% due 09/30/2027		2,400	2,664
6.332% due 09/30/2027		7,000	8,038
6.750% due 09/30/2019		11,400	13,706
Sempra Energy
9.800% due 02/15/2019		5,000	6,943
Telecom Italia Capital S.A.
6.999% due 06/04/2018		15,030	15,030
Tenaska Alabama Partners LP
7.000% due 06/30/2021		73	78
TNK-BP Finance S.A.
6.625% due 03/20/2017		24,000	26,191
7.250% due 02/02/2020		6,300	7,107
7.500% due 03/13/2013		38,900	40,456
7.500% due 07/18/2016		64,200	71,667
7.875% due 03/13/2018		11,600	13,326
Tokyo Electric Power Co., Inc.
1.094% due 04/25/2013	JPY	107,000	1,319
1.415% due 12/24/2013		270,000	3,271
1.500% due 05/30/2014		293,000	3,506
1.850% due 07/28/2014		223,000	2,674
4.100% due 05/29/2015		184,000	2,296
4.500% due 03/24/2014	EUR	45,950	58,077
4.750% due 02/28/2014	JPY	100,000	1,270
5.050% due 11/28/2014		50,000	639
Verizon Communications, Inc.
5.250% due 04/15/2013		$18,310	18,975
8.750% due 11/01/2018		1,664	2,291
Verizon Virginia, Inc.
4.625% due 03/15/2013		500	514
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018		5,000	5,338
Virgin Media Finance PLC
9.500% due 08/15/2016		1,525	1,708

Wisconsin Energy Corp.
6.250% due 05/15/2067	15,000	15,616

		3,952,177

Total Corporate Bonds & Notes (Cost $58,234,632)		61,788,579

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	13,200	13,200

Total Convertible Bonds & Notes (Cost $11,479)		13,200

MUNICIPAL BONDS & NOTES 3.9%
ALABAMA 0.0%
Huntsville-Redstone Village Special Care Facilities Financing Authority, Alabama Revenue Bonds, Series 2007
5.500% due 01/01/2043	1,600	1,439

ARIZONA 0.0%
Arizona Health Facilities Authority Revenue Bonds, Series 2007
5.200% due 10/01/2037	6,500	5,078
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2007
5.000% due 06/01/2037	1,260	1,081
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	10,000	11,717

		17,876

ARKANSAS 0.0%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006
0.000% due 07/01/2046	7,000	1,300

CALIFORNIA 1.7%
ABC Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2000
0.000% due 08/01/2023	2,000	1,280
Alameda Corridor Transportation Authority, California Revenue Bonds, (AMBAC Insured), Series 2004
0.000% due 10/01/2016	9,610	8,341
Alameda Corridor Transportation Authority, California Revenue Bonds, (NPFGC Insured), Series 1999
6.600% due 10/01/2029	120	130
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,600	2,015
Alameda Unified School District-Alameda County, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2024	3,500	2,077
0.000% due 08/01/2025	3,000	1,677
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	100,985	134,725
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	89,500	126,003
6.918% due 04/01/2040	60,000	82,188
7.043% due 04/01/2050	167,700	237,374
Bell Public Financing Authority, California Revenue Bonds, (AMBAC Insured), Series 2005
5.480% due 08/01/2019	525	384
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2034	2,665	590
Burbank, California Electric Revenue Bonds, (BABs), Series 2010
6.323% due 06/01/2040	25,000	29,799
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
5.750% due 06/01/2029	3,000	3,000
6.000% due 06/01/2035	10,000	9,721
6.125% due 06/01/2038	2,000	1,724
6.125% due 06/01/2043	2,000	1,958
California County Tobacco Securitization Agency Revenue Bonds, Series 2006
0.000% due 06/01/2033	9,735	1,427
5.450% due 06/01/2028	15,000	12,637
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	69,200	84,659
California Infrastructure & Economic Development Bank Revenue Notes, Series 2008
4.000% due 10/01/2014	85	90
4.000% due 10/01/2017	100	111
California Municipal Finance Authority Revenue Bonds, Series 2008
7.000% due 10/01/2039	500	481
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	86,762	108,473
7.550% due 04/01/2039	121,637	156,537
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	176,465	229,637
7.625% due 03/01/2040	1,500	1,941
7.700% due 11/01/2030	14,750	17,400
7.950% due 03/01/2036	79,200	93,792
California State General Obligation Bonds, Series 1996
5.250% due 06/01/2015	20	20

California State General Obligation Bonds, Series 2007
5.000% due 11/01/2032	400	429
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	75,050	77,810
California State General Obligation Notes, Series 2009
5.450% due 04/01/2015	150	166
5.950% due 04/01/2016	3,200	3,681
California State Public Works Board Revenue Bonds, (AMBAC Insured), Series 1996
5.625% due 03/01/2016	110	110
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	63,220	69,421
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	15,700	18,592
California Statewide Communities Development Authority Revenue Bonds, Series 2007
5.250% due 07/01/2042	1,250	1,067
California Statewide Communities Development Authority Revenue Bonds, Series 2010
7.550% due 05/15/2040	36,685	49,558
California Statewide Financing Authority Revenue Bonds, Series 2002
6.000% due 05/01/2037	20,000	19,421
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	6,710	8,161
Ceres Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,300	993
0.000% due 08/01/2028	2,825	1,150
0.000% due 08/01/2029	2,940	1,129
Chino Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2006
0.000% due 08/01/2023	300	183
Chula Vista Community Facilities District, California Special Tax Bonds, Series 2005
5.250% due 09/01/2030	1,870	1,808
Clovis Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,000	1,277
0.000% due 08/01/2025	3,535	1,986
0.000% due 08/01/2027	2,500	1,249
Compton Community Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.740% due 08/01/2024	1,305	1,419
Contra Costa Community College District, California General Obligation Bonds, (BABs), Series 2010
6.504% due 08/01/2034	35,000	42,945
Covina-Valley Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 06/01/2025	3,130	1,638
Dixon Public Financing Authority, California Revenue Bonds, (NPFGC Insured), Series 1998
4.850% due 09/02/2012	70	70
East Side Union High School District, California General Obligation Bonds, (SGI Insured), Series 2005
0.000% due 08/01/2021	1,985	1,310
0.000% due 08/01/2022	1,490	930
Empire Union School District, California Special Tax Bonds, (AMBAC Insured), Series 2002
0.000% due 10/01/2030	1,560	587
0.000% due 10/01/2032	1,265	415
Escondido Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	1,000	512
Eureka Union School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2027	2,440	1,146
Foothill-Eastern Transportation Corridor Agency, California Revenue Bonds, Series 1999
0.000% due 01/15/2033	5,000	1,465
0.000% due 01/15/2034	5,000	1,377
Fresno County, California Revenue Bonds, (NPFGC/FGIC Insured), Series 2004
0.000% due 08/15/2025	3,000	1,521
Golden State, California Tobacco Securitization Corp. Revenue Bonds, (FGIC Insured), Series 2005
5.000% due 06/01/2035	20,200	20,587
5.000% due 06/01/2038	45,000	45,629
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (f)	11,300	8,477
5.000% due 06/01/2033	25,700	19,455
5.125% due 06/01/2047	37,000	26,876
5.750% due 06/01/2047	67,100	54,084
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	16,200	22,681
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	400	411
4.931% due 09/01/2016	500	521
5.395% due 09/01/2017	1,000	1,056
5.845% due 09/01/2018	750	804
6.328% due 09/01/2019	500	540
6.578% due 09/01/2020	1,000	1,084
Jurupa Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 05/01/2027	1,900	916
Kings Canyon Joint Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2027	2,450	1,207
Las Virgenes Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2026	6,140	3,284
Long Beach Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	9,800	3,066
5.914% due 08/01/2025	11,900	14,897
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	37,075	48,823
6.750% due 08/01/2049	131,755	174,685

Los Angeles Community College District, California General Obligation Bonds, Series 2010
6.680% due 08/01/2036	12,625	16,509
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	69,200	86,146
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	98,565	121,306
7.618% due 08/01/2040	3,100	3,895
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	26,675	34,059
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	58,000	71,921
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.166% due 07/01/2040	39,690	44,997
6.574% due 07/01/2045	2,440	3,517
6.603% due 07/01/2050	103,220	148,831
7.000% due 07/01/2041	1,500	1,799
7.003% due 07/01/2041	6,665	7,843
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	50,100	56,601
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2023	200	220
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	71,985	84,461
5.755% due 07/01/2029	3,600	4,180
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	69,700	90,354
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	71,800	91,185
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	35,600	43,540
5.813% due 06/01/2040	27,000	32,613
Manhattan Beach Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2001
0.000% due 09/01/2025	1,000	593
Manteca Unified School District, California Special Tax Bonds, (NPFGC Insured), Series 2001
0.000% due 09/01/2025	2,365	1,119
Menlo Park, California General Obligation Bonds, Series 1996
5.000% due 08/01/2015	60	60
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
5.906% due 07/01/2025	9,000	10,302
6.538% due 07/01/2039	41,240	47,730
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2010
6.947% due 07/01/2040	30,500	36,780
Modesto Elementary School District/Stanislaus County, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,615	1,650
0.000% due 08/01/2024	2,705	1,609
0.000% due 05/01/2027	2,000	1,010
Modesto High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,150	1,169
Montebello Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2024	1,485	837
Montebello Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,500	845
0.000% due 08/01/2025	2,830	1,492
0.000% due 08/01/2027	2,775	1,293
Newark Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	3,245	1,591
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	9,100	10,853
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	44,000	52,093
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	1,100	1,517
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
5.580% due 02/01/2040	29,530	35,840
Palmdale Community Redevelopment Agency, California Tax Allocation Bonds, (AMBAC Insured), Series 2002
0.000% due 12/01/2030	1,230	465
0.000% due 12/01/2031	1,230	436
0.000% due 12/01/2032	1,225	406
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	42,000	49,867
Paramount Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 09/01/2023	1,750	1,121
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	33,000	43,825
Placer Union High School District, California General Obligation Bonds, (AGM Insured), Series 2004
0.000% due 08/01/2033	10,150	3,469
Poway Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2040	5,000	1,130
0.000% due 08/01/2041	5,000	1,068
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	12,700	14,563
7.021% due 08/01/2040	24,900	28,582
Riverside, California Electric Revenue Bonds, (BABs), Series 2010
7.605% due 10/01/2040	24,600	34,198
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	20,000	23,489
7.200% due 08/01/2039	35,000	41,413

Rocklin Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2023	2,610	1,717
0.000% due 08/01/2024	5,000	3,114
0.000% due 08/01/2025	4,000	2,326
0.000% due 08/01/2026	4,000	2,192
0.000% due 08/01/2027	4,500	2,335
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, (BABs), Series 2010
6.325% due 08/01/2040	10,000	11,934
Sacramento County, California Sanitation Districts Financing Authority Revenue Bonds, Series 1993
5.125% due 12/01/2013	35	35
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2023	885	549
San Diego County, California Regional Airport Authority Revenue Bonds, (BABs), Series 2010
6.628% due 07/01/2040	37,000	40,672
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	50,000	66,242
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.625% due 09/01/2030	7,000	7,460
7.750% due 09/01/2040	6,000	6,321
San Diego Tobacco Settlement Revenue Funding Corp., California Revenue Bonds, Series 2006
7.125% due 06/01/2032	48,420	38,578
San Francisco City & County, California Wastewater Revenue Bonds, (BABs), Series 2010
5.500% due 10/01/2029	9,180	10,782
5.600% due 10/01/2030	9,520	11,179
5.820% due 10/01/2040	19,315	23,021
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
6.000% due 11/01/2040	10,000	12,243
6.950% due 11/01/2050	10,500	14,792
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 1999
0.000% due 08/01/2023	1,770	1,178
San Juan Unified School District, California General Obligation Bonds, (AGM Insured), Series 2001
0.000% due 08/01/2025	10,895	6,484
0.000% due 08/01/2026	12,215	6,900
San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2029	2,545	1,127
0.000% due 08/01/2032	2,000	748
San Mateo Union High School District, California General Obligation Bonds, (BABs), Series 2010
6.733% due 09/01/2034	15,745	18,273
Sanger Unified School District, California Certificates of Participation Bonds, Series 2010
5.250% due 07/01/2027	7,345	6,965
Santa Ana Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2026	2,515	1,269
0.000% due 08/01/2028	3,520	1,557
0.000% due 08/01/2030	2,500	975
0.000% due 08/01/2031	3,780	1,381
0.000% due 08/01/2032	3,770	1,281
Santa Barbara Secondary High School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	30,605	8,853
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, (AGM Insured), Series 2010
7.400% due 09/01/2036	2,000	2,311
Santa Monica Community College District, California General Obligation Bonds, (NPFGC Insured), Series 2005
0.000% due 08/01/2026	2,000	1,012
0.000% due 08/01/2027	3,550	1,698
Shasta Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,000	598
Signal Hill Redevelopment Agency, California Tax Allocation Bonds, (NPFGC/FGIC Insured), Series 2006
5.581% due 10/01/2016	115	117
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	15,200	17,139
South Tahoe Joint Powers Parking Financing Authority, California Revenue Bonds, Series 2002
7.000% due 12/01/2027	2,505	2,132
Southern California Public Power Authority Revenue Bonds, (BABs), Series 2010
5.921% due 07/01/2035	5,000	5,723
5.943% due 07/01/2040	21,300	25,341
Southern Mono Health Care District, California General Obligation Bonds, (NPFGC Insured), Series 2002
0.000% due 08/01/2026	1,800	801
Stockton Public Financing Authority, California Revenue Bonds, (BABs), Series 2009
7.942% due 10/01/2038	1,000	820
Tobacco Securitization Authority of Northern California Revenue Bonds, Series 2005
5.400% due 06/01/2027	10,000	8,829
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.000% due 06/01/2037	36,040	28,194
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	18,700	22,968
6.270% due 05/15/2031	3,045	3,478
6.583% due 05/15/2049	56,400	73,967
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	30,300	30,687
5.946% due 05/15/2045	36,000	44,615
6.296% due 05/15/2050	34,000	40,370
6.398% due 05/15/2031	37,000	45,309
6.548% due 05/15/2048	113,400	148,796
University of California Revenue Bonds, Series 2008
5.000% due 05/15/2022	100	115

University of California Revenue Notes, Series 2011
0.887% due 07/01/2013	55,000	55,272
Victor Elementary School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 08/01/2024	1,125	632
0.000% due 08/01/2026	2,410	1,195
Vista Unified School District, California General Obligation Bonds, (AGM Insured), Series 2002
0.000% due 08/01/2026	1,000	526
West Contra Costa Unified School District, California General Obligation Bonds, (BABs), Series 2009
8.460% due 08/01/2034	20,115	23,731
William S. Hart Joint School Financing Authority, California Revenue Bonds, Series 2004
5.625% due 09/01/2034	1,500	1,502
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	1,580	444
0.000% due 08/01/2037	3,825	1,018
Yorba Linda Redevelopment Agency, California Tax Allocation Bonds, (NPFGC Insured), Series 1993
5.250% due 09/01/2013	25	25
Yuba City Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2002
0.000% due 09/01/2025	2,110	1,112

		4,412,152

COLORADO 0.0%
Aurora Single Tree Metropolitan District, Colorado General Obligation Bonds, Series 2006
5.500% due 11/15/2031	1,000	653
Colorado Health Facilities Authority Revenue Bonds, Series 2007
5.900% due 08/01/2037	1,000	952
Denver Public Schools, Colorado Certificates of Participation Bonds, Series 2011
6.220% due 12/15/2026	24,200	28,230
7.017% due 12/15/2037	15,000	19,693
E-470 Public Highway Authority, Colorado Revenue Bonds, (NPFGC Insured), Series 2006
0.000% due 09/01/2035	20,000	5,530
0.000% due 09/01/2037	15,000	3,569
Metro Wastewater Reclamation District, Colorado Revenue Bonds, (BABs), Series 2009
5.518% due 04/01/2024	5,000	5,746

		64,373

CONNECTICUT 0.0%
Naugatuck Borough, Connecticut General Obligation Bonds, (AGM/CR/FGIC Insured), Series 2003
5.910% due 06/01/2033	165	187

DISTRICT OF COLUMBIA 0.1%
District of Columbia Water & Sewer Authority Revenue Bonds, (BABs), Series 2010
5.522% due 10/01/2044	9,030	10,859
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	92,200	109,458

		120,317

FLORIDA 0.0%
Broward County, Florida Revenue Bonds, (BABs), Series 2010
5.764% due 10/01/2025	15,000	16,597
6.206% due 10/01/2030	15,000	16,527
Florida Development Finance Corp. Revenue Bonds, Series 2007
6.000% due 02/15/2037	3,250	2,895
Florida State General Obligation Bonds, (BABs), Series 2009
5.750% due 06/01/2039	5,000	5,652
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,900	3,277
Sarasota County, Florida Health Facilities Authority Revenue Bonds, Series 2007
5.625% due 07/01/2027	4,545	3,782
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	34,600	39,336

		88,066

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	124,934	143,319

ILLINOIS 0.4%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2030	40,000	16,205
0.000% due 12/01/2031	4,500	1,723
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 12/01/2028	26,000	12,172
0.000% due 12/01/2031	22,000	8,454
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	77,200	85,954
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	57,920	64,383
6.899% due 12/01/2040	404,190	481,544
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
6.257% due 01/01/2040	11,000	12,111
7.517% due 01/01/2040	61,700	78,474

Chicago, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 01/01/2037	32,670	8,903
0.000% due 01/01/2038	29,145	7,494
0.000% due 01/01/2039	32,670	7,944
Chicago, Illinois O’Hare International Airport Revenue Bonds, (BABs), Series 2010
6.395% due 01/01/2040	1,000	1,268
6.845% due 01/01/2038	2,000	2,283
Chicago, Illinois Tax Allocation Notes, Series 2004
6.570% due 02/15/2013	710	710
Chicago, Illinois Waterworks Revenue Bonds, (BABs), Series 2010
6.742% due 11/01/2040	20,000	26,862
Chicago, Illinois Waterworks Revenue Bonds, Series 2010
6.642% due 11/01/2029	8,085	10,247
Hillside Village, Illinois Tax Allocation Bonds, Series 2008
6.550% due 01/01/2020	3,925	3,898
7.000% due 01/01/2028	2,740	2,597
Illinois Finance Authority Revenue Bonds, Series 2007
5.500% due 05/15/2037	1,500	1,296
Illinois Finance Authority Revenue Bonds, Series 2008
6.250% due 08/15/2035 ^	1,000	20
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	34,200	40,756
Illinois State Toll Highway Authority Revenue Bonds, (BABs), Series 2009
5.851% due 12/01/2034	20,000	24,236
6.184% due 01/01/2034	10,800	13,404
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
0.000% due 06/15/2038	2,460	630

		913,568

INDIANA 0.0%
Evansville Redevelopment Authority, Indiana Revenue Bonds, (BABs), Series 2010
6.960% due 02/01/2034	7,630	8,511
Indiana Municipal Power Agency Revenue Bonds, (BABs), Series 2010
5.594% due 01/01/2042	700	805
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	45,000	55,462

		64,778

IOWA 0.0%
Iowa Finance Authority Revenue Bonds, Series 2007
5.625% due 12/01/2045	2,900	1,827
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	22,500	26,738
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
5.600% due 06/01/2034	16,100	14,734
6.500% due 06/01/2023	41,160	39,696

		82,995

LOUISIANA 0.1%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, (BABs), Series 2010
6.087% due 02/01/2045	80,000	89,647
Louisiana State Gasoline & Fuels Tax Revenue Bonds, (BABs), Series 2009
2.739% due 05/01/2043	2,600	2,639
3.000% due 05/01/2043	1,600	1,603
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	19,305	19,778

		113,667

MASSACHUSETTS 0.0%
Commonwealth of Massachusetts Revenue Bonds, (BABs), Series 2010
5.731% due 06/01/2040	6,790	8,937
Massachusetts School Building Authority Revenue Bonds, Series 2010
5.468% due 06/15/2027	35,000	41,920
Southbridge Associates LLC, Massachusetts Revenue Bonds, (NPFGC Insured), Series 2000
7.590% due 02/01/2022	28,800	36,273

		87,130

MICHIGAN 0.0%
East Lansing Economic Development Corp., Michigan Revenue Bonds, Series 2007
5.250% due 07/01/2037	745	727
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2007
5.000% due 09/01/2022	775	773
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008
7.000% due 10/01/2036 (q)	105	104
Michigan State University Revenue Bonds, (BABs), Series 2010
6.173% due 02/15/2050	50,000	60,763
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2006
7.309% due 06/01/2034	310	230

Star International Academy, Michigan Certificates of Participation Bonds, Series 2007
6.125% due 03/01/2037	1,400	1,371

		63,968

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.313% due 01/01/2033	10,000	12,007

MISSOURI 0.0%
Branson Regional Airport Transportation Development District, Missouri Revenue Bonds, Series 2007
6.000% due 07/01/2037 ^	3,350	871
University Place Transportation Development District, Missouri Special Assessment Bonds, Series 2006
5.000% due 03/01/2032	500	412

		1,283

NEBRASKA 0.0%
Nebraska Public Power District Revenue Bonds, (BABs), Series 2010
5.323% due 01/01/2030	600	672
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	46,300	54,937

		55,609

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	141,100	193,244
Clark County, Nevada General Obligation Bonds, (BABs), Series 2010
7.000% due 07/01/2038	35,000	40,766
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2009
7.013% due 06/01/2039	90,000	118,853
7.100% due 06/01/2039	33,000	38,191
7.263% due 06/01/2034	27,500	31,895
Las Vegas Valley Water District, Nevada General Obligation Bonds, (BABs), Series 2010
5.650% due 03/01/2035	15,085	17,127
North Las Vegas, Nevada General Obligation Bonds, (BABs), Series 2010
6.572% due 06/01/2040	33,200	38,807

		478,883

NEW JERSEY 0.2%
Essex County, New Jersey Improvement Authority Revenue Bonds, (AMBAC Insured), Series 2006
5.250% due 10/01/2020	505	547
New Jersey Economic Development Authority Revenue Bonds, (AGM Insured), Series 1997
0.000% due 02/15/2019	11,250	8,806
0.000% due 02/15/2020	65,775	48,876
0.000% due 02/15/2021	3,000	2,097
0.000% due 02/15/2026	2,710	1,340
New Jersey Economic Development Authority Revenue Bonds, Series 1998
5.875% due 05/15/2016	1,555	1,556
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	149,160	149,317
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	25,153	36,689
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	102,405	144,480
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	25,000	28,732
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
5.000% due 06/01/2029	14,600	13,396
5.000% due 06/01/2041	32,755	25,473

		461,309

NEW YORK 0.5%
Albany Industrial Development Agency, New York Revenue Bonds, Series 1999
5.300% due 04/01/2029	3,265	3,016
Austin Trust, New York Revenue Bonds, Series 2007
9.369% due 06/15/2038	25,005	30,434
East Rochester Housing Authority, New York Revenue Bonds, Series 2006
5.500% due 08/01/2033	1,400	1,306
JP Morgan Chase Putters/Drivers Trust, New York Revenue Bonds, Series 2008
10.247% due 09/15/2029	13,810	18,442
JP Morgan Chase Putters/Drivers Trust, New York Revenue Notes, Series 2008
9.425% due 07/15/2012	6,820	7,956
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	4,895	5,665
7.336% due 11/15/2039	1,020	1,494
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
5.989% due 11/15/2030	40,000	48,180
6.089% due 11/15/2040	40,000	50,661
6.548% due 11/15/2031	27,525	33,943
6.648% due 11/15/2039	80,000	100,925
7.134% due 11/15/2030	3,700	4,344

Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.700% due 01/01/2043	1,300	832
New York City, New York General Obligation Bonds, (BABs), Series 2009
5.206% due 10/01/2031	3,000	3,382
5.985% due 12/01/2036	9,360	11,444
6.435% due 12/01/2035	4,900	5,651
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.517% due 10/01/2037	3,600	4,259
5.817% due 10/01/2031	2,500	2,809
5.968% due 03/01/2036	45,000	55,386
6.246% due 06/01/2035	38,255	43,888
6.271% due 12/01/2037	4,000	5,138
6.646% due 12/01/2031	13,800	16,341
New York City, New York General Obligation Bonds, Series 2009
6.491% due 03/01/2021	190	234
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	105,301	131,748
5.790% due 06/15/2041	60,825	68,127
6.124% due 06/15/2042	75,000	85,694
6.282% due 06/15/2042	52,100	60,507
6.491% due 06/15/2042	18,000	21,012
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.508% due 08/01/2037	70,000	84,987
5.572% due 11/01/2038	60,100	73,286
5.808% due 08/01/2030	20,000	23,024
5.932% due 11/01/2036	22,900	26,161
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2010
5.267% due 05/01/2027	10,000	11,515
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	8,000	7,145
New York Counties Tobacco Trust Revenue Bonds, Series 2005
6.000% due 06/01/2027	14,770	13,870
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2009
5.427% due 03/15/2039	25,000	30,246
New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	50,200	58,473
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	14,000	16,487
New York State Thruway Authority Revenue Bonds, (BABs), Series 2010
5.883% due 04/01/2030	1,000	1,278
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	54,100	65,714
Port Authority of New York & New Jersey Revenue Bonds, Series 2009
6.040% due 12/01/2029	405	520
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	91,085	110,597
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	9,200	10,376
TSASC, Inc. New York Revenue Bonds, Series 2006
5.000% due 06/01/2034	23,000	17,650
Ulster County, New York Industrial Development Agency Revenue Bonds, Series 2007
6.000% due 09/15/2037	1,225	869

		1,375,016

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2007
5.250% due 01/01/2032	1,000	968
North Carolina Medical Care Commission Revenue Bonds, Series 2008
6.000% due 04/01/2038	1,500	1,533
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2042	12,000	13,076
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	36,300	41,875

		57,452

OHIO 0.4%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	85,277	101,359
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	58,900	71,041
7.834% due 02/15/2041	17,400	24,138
8.084% due 02/15/2050	218,460	313,689
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	11,000	8,479
5.875% due 06/01/2030	13,800	10,825
5.875% due 06/01/2047	386,500	296,944
6.500% due 06/01/2047	16,900	14,277
Franklin County, Ohio Convention Facilities Authority Revenue Bonds, (BABs), Series 2010
6.540% due 12/01/2036	2,980	3,531
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	15	15
Ohio State University Revenue Bonds, (BABs), Series 2010
4.910% due 06/01/2040	65	78

Princeton City School District, Ohio General Obligation Bonds, (BABs), Series 2010
6.390% due 12/01/2047	20,000	22,017
Student Loan Funding Corp., Ohio Revenue Bonds, (AMBAC Insured), Series 1995
0.280% due 06/01/2025	9,900	9,115
0.315% due 06/01/2025	15,400	14,179
0.333% due 06/01/2025	13,600	12,522
0.350% due 06/01/2025	29,100	26,793
University of Toledo, Ohio Revenue Bonds, (BABs), Series 2009
7.100% due 06/01/2026	5,000	5,700
7.875% due 06/01/2031	7,000	8,083

		942,785

OREGON 0.0%
Oregon State Department of Administrative Services Certificates of Participation Bonds, (BABs), Series 2010
6.130% due 05/01/2030	16,025	17,955
6.180% due 05/01/2035	18,170	19,800

		37,755

PENNSYLVANIA 0.0%
Allegheny County, Pennsylvania Hospital Development Authority Revenue Bonds, Series 2007
5.000% due 11/15/2028	1,000	847
5.375% due 11/15/2040	10,800	8,922
Cumberland County, Pennsylvania Municipal Authority Revenue Bonds, Series 2008
5.625% due 07/01/2028	500	522
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	33,000	39,986
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	900	1,138
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.615% due 06/01/2030	7,000	8,108
6.765% due 06/01/2040	25,000	29,952
Washington County, Pennsylvania Redevelopment Authority Tax Allocation Bonds, Series 2006
5.450% due 07/01/2035	340	345

		89,820

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2047	51,800	7,022
0.000% due 08/01/2054	77,000	6,587
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2007
0.000% due 08/01/2056	21,600	1,630

		15,239

RHODE ISLAND 0.0%
Rhode Island Convention Center Authority Revenue Bonds, (AGM Insured), Series 2006
6.060% due 05/15/2035	165	192
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2002
6.125% due 06/01/2032	7,000	7,165

		7,357

SOUTH CAROLINA 0.0%
South Carolina Jobs-Economic Development Authority Revenue Bonds, Series 2012
0.000% due 11/15/2047	229	8
6.000% due 11/15/2042	535	389

		397

TENNESSEE 0.0%
Metropolitan Government of Nashville & Davidson County, Tennessee Convention Center Authority Revenue Bonds, (BABs), Series 2010
6.731% due 07/01/2043	6,025	6,929
Sumner County, Tennessee Health Educational & Housing Facilities Board Revenue Bonds, Series 2007
5.500% due 11/01/2037 ^	289	3

		6,932

TEXAS 0.1%
Austin Trust, Texas Revenue Bonds, Series 2008
8.823% due 08/15/2030	6,595	7,704
Bexar County, Texas General Obligation Bonds, (BABs), Series 2009
6.628% due 06/15/2039	30,000	32,706
Cypress-Fairbanks Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2006
8.909% due 02/15/2014	6,500	7,510
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
5.999% due 12/01/2044	140	191
Dallas Convention Center Hotel Development Corp., Texas Revenue Bonds, (BABs), Series 2009
7.088% due 01/01/2042	132,400	157,138
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
6.171% due 08/15/2034	500	587
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.346% due 04/01/2040	12,782	12,847

North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	75	100
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	10,500	12,065
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	9,600	12,471
6.308% due 02/01/2037	40,400	45,706
Texas State Turnpike Authority Revenue Bonds, (AMBAC Insured), Series 2002
0.000% due 08/15/2019	10,000	7,678
0.000% due 08/15/2025	19,990	10,802
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	44,550	53,892
Victoria, Texas General Obligation Bonds, (BABs), Series 2009
6.124% due 08/15/2030	5,000	5,688

		367,085

UTAH 0.0%
Utah County, Utah Revenue Bonds, Series 2007
5.875% due 06/15/2037	1,320	1,189
Utah State Charter School Finance Authority Revenue Bonds, Series 2008
6.750% due 08/15/2028	250	202
Utah Transit Authority Revenue Bonds, (BABs), Series 2010
5.705% due 06/15/2040	700	820
Utah Transit Authority Revenue Bonds, (NPFGC Insured), Series 2007
0.000% due 06/15/2029	10,000	4,367

		6,578

WASHINGTON 0.0%
Port of Seattle, Washington Revenue Bonds, Series 2009
7.000% due 05/01/2036	11,820	14,003
Spokane County, Washington Wastewater System Revenue Bonds, (BABs), Series 2009
6.474% due 12/01/2029	8,000	9,142
Tobacco Settlement Authority of Washington Revenue Bonds, Series 2002
6.625% due 06/01/2032	7,150	7,438
Washington Biomedical Research Facilities 3 Revenue Bonds, (BABs), Series 2010
6.516% due 07/01/2042	1,000	1,362
Washington State Convention Center Public Facilities District Revenue Bonds, (BABs), Series 2010
6.790% due 07/01/2040	1,000	1,223
Washington State Housing Finance Commission Revenue Bonds, Series 2007
5.625% due 01/01/2038	10,200	9,527
Washington State Housing Finance Commission Revenue Notes, Series 2007
5.250% due 01/01/2017	1,500	1,507

		44,202

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	163,090	122,968

WISCONSIN 0.0%
Milwaukee Redevelopment Authority, Wisconsin Revenue Bonds, Series 2007
5.650% due 08/01/2037 ^	1,250	450

Total Municipal Bonds & Notes (Cost $8,718,343)		10,258,262

U.S. GOVERNMENT AGENCIES 51.9%
Bolivia Government AID Bond
0.376% due 02/01/2019	3,279	3,162
Fannie Mae
0.000% due 06/01/2017 - 10/09/2019	142,499	133,469
0.000% due 04/25/2018 - 03/25/2036 (b)	7,973	7,492
0.305% due 07/25/2037	580	558
0.345% due 01/25/2021	121	121
0.365% due 03/25/2034	192	191
0.375% due 03/25/2036	5,083	4,751
0.395% due 08/25/2034	173	169
0.445% due 05/25/2035 - 10/27/2037	101,155	100,602
0.485% due 06/25/2032	31	31
0.495% due 03/25/2035 - 05/25/2037	262	262
0.545% due 12/25/2028 - 03/25/2037	9,811	9,826
0.555% due 04/25/2037	154,973	155,177
0.565% due 06/25/2037	29	29
0.595% due 08/25/2033 - 03/25/2044	71,972	72,079
0.605% due 03/25/2037	225	225
0.625% due 07/25/2037	7,213	7,234
0.643% due 04/18/2028	105	105
0.645% due 06/25/2029 - 11/25/2036	13,325	13,274
0.655% due 09/25/2035	41,313	41,091
0.690% due 02/25/2037	34,822	34,920
0.693% due 10/18/2030	681	685
0.695% due 10/25/2030 - 12/25/2041	125,993	126,628
0.700% due 08/25/2021 - 03/25/2022	18	18
0.745% due 03/25/2017 - 04/25/2038	103,109	103,590

0.793% due 12/18/2031	210	213
0.825% due 08/25/2037 - 06/25/2041	46,017	46,251
0.845% due 05/25/2030	192	193
0.850% due 11/25/2013 - 08/25/2022	24	25
0.875% due 05/25/2040	8,046	8,122
0.895% due 05/25/2030	192	193
0.900% due 10/25/2023 - 03/25/2024	1,585	1,605
0.945% due 10/25/2037 - 06/25/2040	51,983	52,286
0.965% due 06/25/2037	22,681	22,845
0.969% due 11/01/2021	6,000	6,013
0.975% due 06/25/2040	134,745	135,537
0.985% due 03/25/2040	13,380	13,517
0.995% due 03/25/2038 - 06/25/2040	65,360	65,849
1.000% due 07/27/2021	1,000	1,000
1.050% due 01/25/2022	23	23
1.065% due 12/25/2039	3,503	3,550
1.080% due 01/25/2022	58	59
1.100% due 12/25/2021	27	27
1.125% due 04/27/2017	1,004,400	1,015,491
1.145% due 04/25/2032	35	35
1.250% due 10/26/2016 - 04/25/2023	552,583	562,167
1.347% due 10/01/2044	13,144	13,478
1.353% due 07/01/2042 - 10/01/2044	27,824	28,131
1.354% due 12/01/2044	4,253	4,298
1.375% due 11/15/2016	31,100	31,878
1.381% due 04/01/2027	34	35
1.403% due 09/01/2041	14,008	14,335
1.450% due 01/01/2021	11	11
1.553% due 10/01/2030 - 10/01/2040	4,671	4,790
1.768% due 05/01/2023	117	117
1.817% due 02/01/2022	98	99
1.865% due 06/01/2035	1,304	1,347
1.875% due 01/01/2020 - 12/01/2020	595	619
1.902% due 03/01/2019	411	428
1.971% due 06/01/2021	258	269
1.992% due 06/01/2023	74	75
2.035% due 06/01/2030	40	41
2.038% due 11/01/2023	27	28
2.052% due 02/01/2023	52	52
2.053% due 11/01/2035	2,790	2,916
2.054% due 10/01/2034	313	329
2.059% due 08/01/2025	741	783
2.069% due 04/01/2027	35	37
2.074% due 09/01/2022	86	88
2.075% due 08/01/2035	284	297
2.080% due 10/01/2034	1,558	1,636
2.110% due 05/01/2024	11	11
2.129% due 03/01/2035	58	60
2.143% due 09/01/2035	111	117
2.148% due 10/01/2024	52	52
2.154% due 09/01/2014	6	7
2.165% due 11/01/2034	2,190	2,298
2.170% due 11/01/2023	16	16
2.174% due 02/01/2035	2,831	2,997
2.175% due 09/01/2034	977	1,021
2.189% due 07/01/2024	213	216
2.190% due 12/01/2023	153	162
2.194% due 09/01/2035	6,262	6,549
2.201% due 11/01/2034	1,467	1,545
2.220% due 04/01/2027 - 05/01/2036	920	975
2.223% due 11/01/2035	352	371
2.224% due 01/01/2035	6,893	7,286
2.225% due 08/01/2032 - 12/01/2034	223	233
2.230% due 09/01/2023	116	120
2.233% due 11/01/2025	84	90
2.239% due 11/01/2035	12,296	13,059
2.245% due 03/01/2025 - 04/01/2033	486	515
2.247% due 12/01/2034 - 01/01/2035	10,702	11,309
2.250% due 12/01/2025	104	109
2.256% due 07/01/2019	56	57
2.257% due 04/01/2034	12	13
2.258% due 11/01/2025 - 09/01/2033	205	214
2.265% due 09/01/2029	4	4
2.270% due 08/01/2027	1,018	1,081
2.272% due 02/01/2034 - 12/01/2034	115	122
2.274% due 11/01/2032	70	74
2.277% due 09/01/2033	41	42
2.278% due 10/01/2035	1,261	1,335
2.282% due 05/01/2030 - 12/01/2033	856	907
2.283% due 09/01/2035	52	55
2.284% due 02/01/2035	2,705	2,864
2.289% due 01/01/2035	7,115	7,499
2.292% due 06/01/2015 - 01/01/2026	171	180
2.293% due 05/01/2025	136	144
2.294% due 12/01/2022	20	22
2.298% due 03/01/2034	6,689	7,101

2.299% due 08/01/2033	21	22
2.300% due 10/01/2024 - 01/01/2036	3,797	4,029
2.303% due 07/01/2021 - 01/01/2035	188	199
2.306% due 10/01/2034	1,755	1,864
2.310% due 02/01/2027	232	243
2.313% due 07/01/2035	135	143
2.314% due 11/01/2025	385	411
2.315% due 11/01/2023	122	123
2.324% due 10/01/2034	2,635	2,800
2.325% due 12/01/2023 - 06/01/2025	232	244
2.331% due 08/01/2026	84	90
2.337% due 02/01/2035	417	440
2.338% due 09/01/2035	616	656
2.342% due 11/01/2025	20	21
2.343% due 06/01/2030	73	74
2.345% due 07/01/2026 - 09/01/2035	7,455	7,919
2.349% due 12/01/2034	1,205	1,280
2.352% due 09/01/2034	13,619	14,435
2.353% due 09/01/2024 - 07/01/2035	1,557	1,649
2.358% due 07/01/2035	61	65
2.363% due 05/01/2030 - 08/01/2035	2,429	2,564
2.375% due 04/01/2017 - 03/01/2024	23	23
2.376% due 04/01/2036	230	246
2.380% due 07/01/2020	54	55
2.382% due 09/01/2035	1,665	1,741
2.388% due 05/01/2026	38	40
2.391% due 06/01/2035 - 11/01/2035	5,785	6,151
2.395% due 12/01/2025	245	261
2.402% due 08/01/2035	5,832	6,216
2.410% due 09/01/2035	198	210
2.411% due 07/01/2035	1,180	1,242
2.413% due 10/01/2020	13	13
2.415% due 08/01/2035	32	33
2.416% due 06/01/2035	8,575	9,032
2.429% due 11/01/2034	49	52
2.430% due 01/25/2019	45,000	46,850
2.431% due 02/01/2028 - 11/01/2035	9,053	9,640
2.437% due 01/01/2035 - 08/01/2035	2,238	2,381
2.440% due 06/01/2025 - 11/01/2025	348	368
2.450% due 10/01/2027	38	40
2.460% due 03/01/2026	45	48
2.466% due 12/01/2033	364	387
2.470% due 07/01/2026	9	10
2.474% due 03/01/2033	103	107
2.475% due 05/01/2022	6	6
2.483% due 09/01/2024	77	78
2.485% due 11/01/2034	3,423	3,655
2.487% due 09/01/2035	1,411	1,506
2.489% due 12/01/2034	71	75
2.494% due 12/01/2024	10	11
2.500% due 02/01/2024 - 08/01/2027	440,294	453,762
2.509% due 01/01/2036	489	522
2.511% due 12/01/2034	30	32
2.521% due 05/01/2034	404	431
2.523% due 08/01/2035	637	678
2.527% due 11/01/2034	1,314	1,399
2.541% due 10/01/2023	16	18
2.547% due 07/01/2035	1,939	2,074
2.550% due 08/01/2031	115	117
2.554% due 07/01/2034	3,101	3,289
2.555% due 12/01/2023	31	33
2.556% due 05/25/2035	19,006	19,835
2.559% due 07/01/2017 - 06/01/2035	1,692	1,792
2.565% due 09/01/2021	9	9
2.575% due 06/01/2033	83	89
2.585% due 11/01/2023	13	13
2.589% due 07/01/2033	12	12
2.592% due 12/01/2036	86	92
2.594% due 05/01/2035	199	212
2.610% due 02/01/2035	2,756	2,934
2.612% due 12/01/2035	10	10
2.633% due 12/01/2030	12	13
2.640% due 09/01/2017	314	324
2.642% due 04/01/2018	111	115
2.654% due 06/01/2035	112	119
2.657% due 12/01/2027	238	255
2.658% due 10/01/2026	9	10
2.666% due 03/01/2034	5,565	5,918
2.670% due 02/01/2035	2,412	2,579
2.672% due 05/01/2035	18,512	19,799
2.675% due 12/01/2033	917	977
2.683% due 04/01/2034	216	229
2.685% due 02/01/2035	2,575	2,746
2.688% due 05/01/2033	181	193
2.697% due 06/01/2034	18	19
2.719% due 03/01/2033	147	156

2.722% due 04/01/2026	14	14
2.725% due 12/01/2026 - 01/01/2037	170	181
2.735% due 03/01/2035	1,102	1,178
2.752% due 05/01/2037	27	29
2.756% due 12/01/2017	387	403
2.767% due 08/01/2023	43	43
2.781% due 10/01/2019	82	88
2.785% due 02/01/2035	57	61
2.795% due 11/01/2031	168	170
2.803% due 05/01/2035	10,638	11,369
2.810% due 02/01/2036	193	207
2.820% due 06/01/2023 - 04/01/2024	210	212
2.830% due 03/01/2035	170	176
2.849% due 01/01/2037	190	202
2.850% due 11/01/2024	1,018	1,060
2.870% due 03/01/2022	2,992	3,034
2.875% due 01/01/2018 - 11/01/2027	91	96
2.884% due 05/01/2035	3,394	3,630
2.920% due 03/01/2022	4,000	4,174
2.928% due 11/01/2019	35	35
2.946% due 05/01/2014 - 03/01/2036	359	386
2.960% due 05/01/2022	4,500	4,697
2.975% due 06/01/2019	1	1
3.000% due 07/01/2027 - 07/01/2042	2,457,595	2,557,855
3.018% due 04/01/2024	13	13
3.025% due 09/01/2019	433	450
3.040% due 04/01/2022	3,231	3,309
3.043% due 05/01/2022	8,977	9,514
3.050% due 10/01/2020	23	23
3.116% due 02/01/2028	348	360
3.120% due 04/01/2022 - 04/01/2035	8,820	9,309
3.133% due 02/01/2021	45	46
3.140% due 11/01/2021 - 08/01/2027	9,247	9,796
3.193% due 06/01/2035	950	1,015
3.220% due 07/01/2019	7	7
3.236% due 02/01/2033	1	1
3.238% due 08/01/2027	73	77
3.242% due 02/01/2021	38	38
3.250% due 08/01/2024 - 10/01/2024	84	85
3.330% due 11/01/2021 - 12/01/2021	36,092	38,794
3.338% due 10/01/2027	136	141
3.380% due 11/01/2021	1,093	1,181
3.420% due 11/01/2021	5,578	5,909
3.430% due 03/01/2022	69,773	75,676
3.445% due 12/01/2017	3	3
3.500% due 08/01/2013 - 08/01/2042	25,968,815	27,286,603
3.514% due 09/01/2021	6	6
3.532% due 05/01/2023	181	185
3.570% due 11/01/2021	2,893	3,146
3.728% due 07/01/2024	78	83
3.750% due 01/01/2020	6	6
3.873% due 04/01/2038	21	22
3.930% due 06/01/2022	25	26
3.980% due 07/01/2021	45,500	50,174
4.000% due 03/01/2013 - 08/01/2042	42,861,207	45,654,095
4.167% due 08/01/2022	654	659
4.190% due 03/01/2023	116	117
4.250% due 05/01/2016	11,979	13,106
4.279% due 09/01/2028	165	172
4.295% due 11/01/2021	34	35
4.375% due 03/01/2023	68	72
4.409% due 02/01/2028	22	24
4.500% due 01/01/2013 - 08/01/2042	23,216,373	24,969,999
4.500% due 07/17/2027 - 07/12/2042 (c)	12,000	12,875
4.501% due 07/01/2019	34,012	38,836
4.506% due 12/01/2036	637	673
4.636% due 09/01/2034	632	682
4.761% due 11/01/2012	29	29
4.825% due 02/01/2020	25	25
4.853% due 04/01/2013	29	29
4.859% due 02/01/2013	292	293
4.863% due 02/01/2013	261	263
4.870% due 05/01/2013	120	122
4.875% due 12/15/2016	100,000	117,610
4.992% due 03/01/2024	17	17
4.994% due 06/01/2035	1,449	1,553
5.000% due 03/15/2016 - 07/01/2042	6,675,486	7,279,270
5.019% due 05/01/2035	163	175
5.025% due 11/01/2022	14	14
5.080% due 10/01/2035	1,174	1,260
5.094% due 07/01/2035	727	781
5.107% due 09/01/2035	739	793
5.114% due 09/01/2035	2,326	2,497
5.133% due 11/01/2035	1,703	1,833
5.152% due 02/01/2016	175	196
5.156% due 07/01/2035	1,218	1,310

5.157% due 08/01/2035	1,384	1,487
5.169% due 10/01/2035	1,051	1,112
5.174% due 08/01/2035	1,759	1,891
5.190% due 09/01/2035	27	29
5.202% due 11/01/2035	1,069	1,150
5.214% due 12/01/2035	1,458	1,571
5.220% due 12/01/2035	205	221
5.226% due 06/01/2029	42	44
5.237% due 08/01/2035	1,443	1,553
5.245% due 10/01/2035	2,396	2,579
5.248% due 07/01/2035	957	1,029
5.250% due 09/15/2016	39,400	46,654
5.263% due 10/01/2035	1,348	1,454
5.270% due 11/01/2035	6	6
5.273% due 09/01/2035	1,068	1,143
5.289% due 09/01/2035	1,591	1,711
5.290% due 11/25/2033	271	281
5.294% due 10/01/2035	1,665	1,793
5.310% due 08/25/2033	1,258	1,293
5.324% due 01/01/2036	1,361	1,468
5.326% due 11/01/2035	1,874	2,025
5.345% due 01/01/2036	27	29
5.347% due 10/01/2035	492	530
5.365% due 11/01/2035	2,051	2,218
5.370% due 08/25/2043	1,246	1,283
5.375% due 07/15/2016 - 06/12/2017	348,500	416,745
5.410% due 09/01/2012	248	248
5.500% due 06/01/2017 - 08/01/2042	6,632,624	7,257,464
5.532% due 03/01/2036	1,503	1,629
5.570% due 12/01/2035	885	960
5.596% due 02/01/2036	1,831	1,986
5.609% due 03/01/2036	815	877
5.669% due 03/01/2023	307	330
5.691% due 03/01/2036	1,789	1,942
5.693% due 01/01/2036	767	826
5.696% due 02/01/2036	207	223
5.735% due 04/01/2036	5	5
5.750% due 12/20/2027 - 08/25/2034	1,699	1,849
5.770% due 09/01/2037	11	12
5.786% due 03/01/2036	1,308	1,421
5.790% due 10/01/2017	378	438
5.823% due 06/01/2036	273	297
5.849% due 09/01/2036	2	2
5.855% due 06/25/2037 (a)	4,380	587
6.000% due 08/01/2012 - 10/25/2044	4,047,499	4,466,547
6.005% due 05/25/2037 - 06/25/2037 (a)	7,256	940
6.046% due 09/01/2037	90	97
6.145% due 09/01/2036	17	18
6.160% due 08/01/2017	147	166
6.244% due 12/25/2042	19,428	22,381
6.250% due 07/01/2024 - 02/25/2029	944	1,080
6.290% due 02/25/2029	500	562
6.300% due 10/17/2038	3,076	3,429
6.305% due 07/25/2036 (a)	3,560	637
6.355% due 06/25/2037 (a)	3,816	463
6.405% due 07/25/2037 (a)	5,024	784
6.486% due 10/25/2042	21,952	24,786
6.500% due 09/01/2012 - 02/25/2047	86,012	98,208
6.657% due 03/25/2042	6,772	6,739
6.750% due 10/25/2023	173	203
6.900% due 05/25/2023	25	29
7.000% due 09/01/2012 - 01/25/2048	13,600	15,534
7.004% due 08/25/2037	324	356
7.250% due 01/01/2023	351	391
7.255% due 09/25/2038 (a)	2,382	369
7.375% due 05/25/2022	545	643
7.500% due 06/01/2013 - 07/25/2041	4,509	5,069
7.750% due 01/25/2022	747	830
7.751% due 03/25/2039	23	27
7.780% due 01/01/2018	1,887	2,089
7.800% due 10/25/2022 - 06/25/2026	137	163
8.000% due 06/01/2015 - 12/01/2033	10,984	13,339
8.000% due 08/18/2027 (a)	6	1
8.060% due 04/01/2030	1,589	2,009
8.080% due 04/01/2030	876	991
8.200% due 04/25/2025	1	1
8.490% due 06/01/2025	767	884
8.500% due 06/01/2017 - 07/01/2037	2,492	2,997
8.500% due 01/01/2018 (a)	2	0
8.750% due 01/25/2021	104	119
9.000% due 04/01/2017 - 11/01/2025	779	915
9.000% due 06/25/2022 (a)	24	5
9.250% due 04/25/2018	10	11
9.252% due 09/25/2028	140	150
9.300% due 05/25/2018 - 08/25/2019	33	37
9.500% due 01/01/2018 - 03/01/2026	405	470

10.000% due 11/01/2013 - 05/01/2022	68	71
10.500% due 11/01/2013 - 04/01/2022	5	6
11.000% due 11/01/2013 - 11/01/2020	45	50
11.500% due 08/20/2016 - 11/01/2019	1	1
903.213% due 08/25/2021 (a)	0	3
1,000.000% due 04/25/2022	0	6
Farmer Mac
6.770% due 01/25/2013	447	447
7.778% due 07/25/2012	450	447
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037	17,626	17,537
2.980% due 12/06/2020	8,553	8,900
Federal Housing Administration
1.000% due 12/01/2018	1,983	1,983
6.896% due 07/01/2020	5,540	5,433
6.960% due 05/01/2016	60	59
7.110% due 05/01/2019	1,165	1,144
7.315% due 08/01/2019	2,702	2,660
7.350% due 04/01/2019	39	38
7.375% due 02/01/2018	103	102
7.400% due 01/25/2020	786	774
7.430% due 10/01/2018 - 05/01/2024	4,290	4,233
7.430% due 12/01/2018 ^	288	284
7.450% due 05/01/2021	1,840	1,816
7.460% due 01/01/2023	41	40
7.465% due 11/01/2019	1,388	1,370
7.580% due 12/01/2040	6,925	6,850
Freddie Mac
0.000% due 10/15/2033 (b)	384	371
0.285% due 12/25/2036	9,352	9,303
0.392% due 07/15/2019 - 08/15/2019	9,342	9,340
0.482% due 05/15/2036	35	35
0.492% due 07/15/2034	594	594
0.505% due 08/25/2031	498	485
0.542% due 02/15/2037	25	25
0.582% due 02/15/2037	146	146
0.592% due 12/15/2029 - 12/15/2030	171	171
0.642% due 06/15/2018 - 05/15/2037	37,855	37,940
0.692% due 06/15/2023 - 12/15/2031	244	246
0.742% due 06/15/2030 - 12/15/2032	246	248
0.812% due 06/15/2041 - 07/15/2041	71,310	71,642
0.822% due 05/15/2032 - 07/15/2037	30,785	31,064
0.852% due 07/15/2037	2,122	2,135
0.912% due 08/15/2037	14,986	15,091
0.942% due 08/15/2037	5,066	5,108
0.952% due 10/15/2037	8,578	8,643
0.962% due 05/15/2037 - 09/15/2037	6,208	6,248
0.992% due 08/15/2036	285	288
1.000% due 03/08/2017 - 07/27/2021	2,142,520	2,156,743
1.092% due 11/15/2039	178	180
1.245% due 05/25/2043	9,119	9,035
1.250% due 05/12/2017 - 02/15/2021	329,611	334,518
1.315% due 10/25/2044	11,862	11,907
1.353% due 02/25/2045	29,136	28,270
1.380% due 10/25/2023	120	119
1.526% due 07/25/2044	5,007	5,209
1.625% due 04/01/2017	2	2
1.696% due 12/25/2018 (a)	295,026	24,409
1.750% due 06/01/2017 - 05/30/2019	655,101	671,577
1.870% due 10/25/2023	602	622
1.875% due 12/01/2016	59	60
1.897% due 06/01/2022	8	8
1.968% due 01/01/2022	56	57
2.000% due 08/25/2016	45,500	47,877
2.108% due 09/01/2035	80	84
2.125% due 02/01/2018	55	56
2.160% due 06/01/2033	257	271
2.198% due 10/01/2023	35	37
2.220% due 09/01/2035	40	42
2.222% due 07/01/2032	2	2
2.229% due 07/01/2023	41	42
2.238% due 12/01/2022	9	9
2.250% due 01/01/2019	1	1
2.265% due 05/01/2020 - 11/01/2026	246	260
2.288% due 11/01/2023	128	135
2.289% due 07/01/2020	98	98
2.306% due 04/01/2025	2	2
2.311% due 04/01/2025	64	64
2.314% due 06/01/2021	225	237
2.315% due 04/01/2024	392	418
2.318% due 08/01/2023	75	78
2.320% due 02/01/2037	25	26
2.321% due 04/01/2025	8	9
2.322% due 06/01/2022	303	307
2.332% due 09/01/2028	2	2
2.339% due 06/01/2024	268	284

2.340% due 06/01/2022	73	73
2.345% due 08/01/2035	484	511
2.354% due 02/01/2025	13	13
2.360% due 07/01/2022 - 10/01/2026	356	374
2.361% due 02/01/2023 - 05/01/2023	95	97
2.365% due 09/01/2023 - 11/01/2035	14,879	15,680
2.366% due 05/01/2022	13	13
2.367% due 01/01/2034	3,591	3,805
2.369% due 07/01/2025 - 04/01/2029	831	883
2.375% due 01/13/2022 - 10/01/2035	1,235,334	1,271,571
2.382% due 08/01/2035	29,759	31,201
2.384% due 05/01/2023	45	46
2.386% due 09/01/2023	404	428
2.393% due 05/01/2023	73	75
2.396% due 07/01/2024 - 10/01/2024	113	121
2.398% due 09/01/2023	23	23
2.409% due 10/01/2023	219	232
2.414% due 08/01/2023	323	332
2.428% due 02/01/2026	339	361
2.430% due 08/01/2023	659	702
2.440% due 07/01/2024	60	62
2.450% due 06/01/2024	207	211
2.472% due 03/01/2035	1,426	1,512
2.474% due 10/01/2024	17	18
2.480% due 02/01/2021	5	5
2.482% due 01/01/2028	26	28
2.485% due 12/01/2026 - 09/01/2035	6,729	7,165
2.490% due 06/01/2020 - 08/01/2023	112	114
2.491% due 10/01/2035	14,155	15,069
2.493% due 08/01/2035	33	35
2.494% due 09/01/2023	243	255
2.496% due 10/01/2035	23,850	25,307
2.500% due 12/01/2023	99	105
2.515% due 10/01/2035	11,032	11,750
2.519% due 10/01/2023	82	87
2.521% due 09/01/2035	222	236
2.524% due 07/01/2027	15	16
2.547% due 04/01/2036	875	936
2.551% due 07/01/2033	15	16
2.560% due 01/01/2024	24	24
2.564% due 09/01/2023	116	116
2.572% due 07/01/2030	580	598
2.589% due 07/01/2035	7,702	8,208
2.591% due 02/01/2036	478	505
2.592% due 08/01/2023	0	1
2.604% due 07/01/2036	12	12
2.609% due 03/01/2024	179	192
2.620% due 10/01/2035	13,158	14,088
2.622% due 11/01/2035	10,016	10,723
2.625% due 04/01/2023 - 03/01/2035	166	177
2.626% due 07/01/2035	7,028	7,425
2.643% due 07/01/2032	70	74
2.645% due 01/01/2035	202	205
2.665% due 01/01/2037	160	171
2.670% due 06/01/2030	339	362
2.676% due 07/01/2023	68	69
2.683% due 06/01/2035	35,306	37,699
2.689% due 08/01/2035	178	191
2.690% due 08/01/2023	36	36
2.714% due 05/01/2035	18,145	19,467
2.730% due 02/01/2037	19	20
2.760% due 07/01/2019	126	127
2.765% due 11/01/2034	466	500
2.817% due 06/01/2037	27	29
2.840% due 03/01/2035	20	21
2.845% due 05/01/2037	154	165
2.856% due 10/01/2023	44	45
2.870% due 05/01/2037	54	57
2.875% due 09/01/2018	39	40
2.904% due 04/01/2036	6	7
2.915% due 10/01/2022	30	30
2.973% due 05/01/2036	532	566
3.000% due 01/01/2042 - 07/01/2042	11,806	12,098
3.018% due 05/01/2021	656	677
3.105% due 05/01/2018	38	40
3.155% due 02/01/2019	21	21
3.189% due 12/01/2018	176	177
3.237% due 05/01/2018 - 08/15/2032	4,419	4,614
3.250% due 05/01/2023 - 11/15/2025	138	141
3.286% due 03/01/2022	659	698
3.333% due 04/01/2029	22	22
3.349% due 05/01/2018	137	138
3.350% due 11/15/2025	500	511
3.375% due 03/01/2021	295	296
3.500% due 09/01/2018 - 07/15/2032	1,024	1,086
3.512% due 01/01/2021	26	26

3.750% due 11/15/2017 - 03/27/2019	271,384	314,107
3.903% due 07/01/2019	2	3
4.000% due 09/15/2018 - 08/01/2042	524,528	556,145
4.150% due 06/15/2030	570	589
4.300% due 12/15/2024	1,000	1,015
4.304% due 10/01/2020	5	6
4.400% due 01/15/2025	650	663
4.500% due 05/01/2013 - 01/01/2042	3,848,252	4,118,226
4.529% due 05/01/2020	11	12
4.530% due 01/01/2019	39	39
4.544% due 09/01/2037	23	25
4.945% due 10/01/2020	166	167
4.958% due 10/01/2035	1,244	1,344
5.000% due 02/01/2013 - 07/01/2040	90,292	98,114
5.069% due 10/01/2035	1,893	2,031
5.075% due 01/01/2019	1	1
5.084% due 01/01/2036	6	7
5.250% due 04/18/2016	9,500	11,131
5.308% due 12/01/2035	1,164	1,257
5.435% due 11/01/2035	981	1,062
5.459% due 02/01/2038	33	36
5.500% due 09/01/2012 - 07/01/2047	694,101	760,368
5.683% due 03/01/2036	741	805
5.736% due 12/01/2037	113	122
5.842% due 04/01/2036	1,065	1,158
5.950% due 06/15/2028	37,299	42,254
6.000% due 09/01/2012 - 07/01/2042	975,378	1,071,846
6.008% due 02/15/2038 (a)	3,115	389
6.250% due 12/15/2028	608	683
6.408% due 11/15/2036 (a)	38,760	6,373
6.500% due 08/01/2012 - 10/25/2043	176,808	192,366
6.950% due 07/15/2021 - 08/15/2021	61	68
7.000% due 01/01/2014 - 10/25/2043	24,616	28,005
7.000% due 09/15/2023 (a)	12	2
7.400% due 02/01/2021	434	427
7.500% due 02/01/2016 - 11/01/2037	10,189	11,497
7.645% due 05/01/2025	6,639	7,845
7.800% due 09/15/2020	5	6
8.000% due 11/01/2013 - 06/01/2030	1,888	2,194
8.250% due 06/15/2022	116	134
8.317% due 08/15/2041	12,106	12,335
8.356% due 07/15/2041	17,659	18,040
8.500% due 07/01/2014 - 06/01/2030	1,180	1,254
8.637% due 10/15/2033	152	155
8.642% due 10/15/2033	493	507
8.717% due 11/15/2033	1,645	1,914
8.750% due 12/15/2020	53	63
8.816% due 05/15/2041	2,440	2,489
8.900% due 11/15/2020	327	370
9.000% due 10/01/2013 - 07/01/2030	352	402
9.000% due 05/01/2022 (a)	2	0
9.250% due 07/01/2017	2	2
9.500% due 09/01/2016 - 12/01/2022	363	411
10.000% due 06/01/2017 - 03/01/2021	18	21
10.500% due 10/01/2017 - 01/01/2021	6	7
11.000% due 07/01/2019 - 05/01/2020	1	1
13.250% due 10/01/2013	16	17
14.000% due 04/01/2016	1	1
37.189% due 08/15/2037	2,611	5,010
884.500% due 01/15/2021 (a)	0	1
1,007.500% due 02/15/2022 (a)	0	3
Ginnie Mae
0.544% due 05/20/2037	58,568	58,575
0.643% due 06/16/2031 - 03/16/2032	345	348
0.693% due 11/16/2029 - 10/16/2030	366	370
0.743% due 02/16/2030 - 04/16/2032	1,915	1,931
0.744% due 09/20/2030	123	124
0.793% due 12/16/2025	63	64
0.843% due 02/16/2030	1,391	1,407
0.893% due 02/16/2030	590	598
1.140% due 02/20/2060	48,641	49,342
1.194% due 03/20/2031	97	99
1.469% due 11/16/2043 (a)	177,159	14,873
1.625% due 02/20/2017 - 07/20/2034	54,780	56,783
2.000% due 07/20/2022 - 08/20/2030	8,847	9,180
2.125% due 01/20/2025	12	13
2.375% due 05/20/2017 - 05/20/2032	22,349	23,236
2.500% due 06/20/2021 - 04/20/2041	22,091	23,000
3.000% due 12/20/2018 - 06/20/2025	216	228
3.500% due 12/20/2017 - 12/20/2020	120	126
4.000% due 12/20/2015 - 08/20/2018	47	49
4.500% due 11/16/2028 - 08/15/2033	3,196	3,523
4.750% due 07/20/2035	2,049	2,362
5.000% due 02/20/2031 - 10/15/2037	591	631
5.196% due 10/16/2037	1,500	1,677
5.244% due 04/16/2038	1,560	1,719

5.500% due 05/20/2017 - 03/16/2034	1,824	2,174
6.000% due 03/15/2013 - 02/15/2040	22,158	25,169
6.250% due 03/16/2029	354	381
6.357% due 08/16/2033 (a)	2,249	481
6.500% due 04/15/2026 - 09/20/2038	29,172	33,096
6.750% due 06/20/2028 - 10/16/2040	14,835	16,866
7.000% due 09/15/2012 - 10/15/2034	3,848	4,385
7.500% due 05/20/2017 - 02/15/2035	5,293	6,003
7.750% due 08/20/2025 - 12/15/2040	1,520	1,624
8.000% due 01/15/2017 - 10/20/2031	824	959
8.250% due 04/15/2020	42	45
8.300% due 06/15/2019	12	14
8.500% due 07/15/2016 - 04/15/2031	593	670
9.000% due 04/20/2016 - 01/15/2031	584	650
9.500% due 09/15/2016 - 12/15/2026	268	289
10.000% due 02/15/2013 - 02/15/2025	180	198
10.250% due 02/20/2019	7	7
10.500% due 12/15/2015 - 09/15/2021	59	60
11.000% due 06/15/2013 - 09/15/2017	2	2
12.000% due 11/15/2012 - 05/15/2016	15	15
13.500% due 09/15/2014	2	2
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	96	96
1.000% due 03/25/2025 - 07/25/2025	92	93
1.100% due 01/25/2019 - 11/25/2024	98	100
3.870% due 01/01/2014	255	259
4.120% due 03/10/2014	331	343
4.190% due 03/01/2030	22,158	24,385
4.330% due 07/01/2014	47	48
4.340% due 03/01/2024	147	161
4.350% due 07/01/2023	459	503
4.430% due 05/01/2029	4,519	5,088
4.504% due 02/10/2014	21	22
4.524% due 02/10/2013	1,623	1,656
4.580% due 03/01/2018	403	429
4.625% due 02/01/2025	959	1,060
4.684% due 09/10/2014	12,892	13,516
4.750% due 07/01/2025	3,373	3,759
4.754% due 08/10/2014	845	892
4.770% due 04/01/2024	641	712
4.840% due 02/01/2023 - 05/01/2025	13,464	15,040
4.870% due 12/01/2024	1,230	1,385
4.890% due 12/01/2023	759	844
4.930% due 01/01/2024	1,675	1,860
4.950% due 03/01/2025	1,420	1,588
4.980% due 11/01/2023	5,654	6,294
5.090% due 10/01/2025	520	586
5.110% due 05/01/2017 - 08/01/2025	1,414	1,578
5.120% due 11/01/2017	112	120
5.130% due 09/01/2023	3,981	4,418
5.136% due 08/10/2013	197	204
5.160% due 02/01/2028	2,492	2,849
5.170% due 01/01/2028	1,818	2,061
5.190% due 01/01/2017 - 07/01/2024	313	344
5.200% due 11/01/2015	156	164
5.230% due 11/01/2016	175	185
5.240% due 08/01/2023	415	463
5.290% due 12/01/2027	52,913	60,363
5.310% due 05/01/2027	281	320
5.320% due 04/01/2027	342	390
5.340% due 11/01/2021	3,177	3,518
5.370% due 09/01/2016	187	197
5.490% due 05/01/2028	19,494	22,592
5.510% due 11/01/2027	616	707
5.520% due 06/01/2024	4,868	5,505
5.600% due 09/01/2028	6,144	7,099
5.680% due 05/01/2016 - 06/01/2028	18,560	21,540
5.725% due 09/10/2018	23,381	26,073
5.780% due 08/01/2027	61	70
5.820% due 07/01/2027	2,432	2,802
5.870% due 07/01/2028	607	708
5.902% due 02/10/2018	3,760	4,179
6.020% due 08/01/2028	647	757
6.070% due 07/01/2026	938	1,082
6.340% due 03/01/2021	4,655	5,194
6.440% due 02/01/2021	993	1,108
6.700% due 12/01/2016	1,074	1,154
6.900% due 12/01/2020	1,224	1,379
6.950% due 11/01/2016	228	245
7.060% due 11/01/2019	595	660
7.150% due 03/01/2017	435	472
7.190% due 12/01/2019	217	244
7.200% due 10/01/2019	349	390
7.220% due 11/01/2020	323	365
7.500% due 04/01/2017	249	272
7.630% due 06/01/2020	1,754	1,987
7.700% due 07/01/2016	139	149

Tennessee Valley Authority
4.375% due 06/15/2041	850	886
Vendee Mortgage Trust
0.428% due 06/15/2023 (a)	13,718	101
6.500% due 09/15/2024	10,269	12,053
6.809% due 01/15/2030	1,492	1,803

Total U.S. Government Agencies (Cost $135,480,212)		137,156,509

U.S. TREASURY OBLIGATIONS 24.3%
U.S. Treasury Bonds
3.000% due 05/15/2042 (l)	2,976,300	3,124,651
3.125% due 11/15/2041	1,395,600	1,503,104
3.125% due 02/15/2042	200,000	215,250
U.S. Treasury Inflation Protected Securities (g)
0.125% due 04/15/2016	175,328	182,698
0.125% due 04/15/2017	293,874	310,588
0.125% due 01/15/2022	3,111,977	3,299,424
0.625% due 07/15/2021 (j)(k)(m)(n)	5,775,588	6,444,291
0.750% due 02/15/2042	2,287,749	2,413,932
1.125% due 01/15/2021	371,759	428,713
1.250% due 07/15/2020	601,678	700,015
1.375% due 07/15/2018	43,106	49,293
1.375% due 01/15/2020	505,294	588,667
1.625% due 01/15/2018	46,238	52,848
1.750% due 01/15/2028 (m)(n)	2,114,957	2,657,410
2.000% due 01/15/2026 (m)(n)	1,836,136	2,349,107
2.125% due 01/15/2019	60,763	72,835
2.125% due 02/15/2040 (n)	32,680	46,570
2.125% due 02/15/2041	99,813	143,036
2.375% due 01/15/2017	57,959	66,961
2.375% due 01/15/2025	1,756,487	2,319,112
2.375% due 01/15/2027 (l)(m)(n)	2,321,677	3,123,564
2.500% due 01/15/2029 (m)(n)	2,765,687	3,848,193
3.625% due 04/15/2028 (n)	270,626	418,414
3.875% due 04/15/2029 (n)	667,189	1,081,264
U.S. Treasury Notes
0.625% due 05/31/2017 (l)	881,190	877,679
0.750% due 06/30/2017 (c)	2,987,100	2,992,002
0.875% due 01/31/2017	1,520,280	1,534,295
0.875% due 02/28/2017	331,791	334,850
0.875% due 04/30/2017 (k)	2,933,800	2,958,095
1.000% due 03/31/2017	2,250,490	2,282,841
1.000% due 06/30/2019 (c)	1,063,600	1,055,956
1.125% due 05/31/2019	2,582,600	2,588,654
1.250% due 04/30/2019	2,466,283	2,495,378
1.375% due 11/30/2018	2,249,400	2,302,472
1.375% due 12/31/2018	1,088,255	1,113,506
1.375% due 02/28/2019	1,250,500	1,277,952
1.500% due 08/31/2018	768,992	794,044
1.750% due 05/15/2022	3,864,350	3,899,975
2.000% due 11/15/2021	200,000	207,547
2.750% due 02/15/2019	361,300	401,297
3.125% due 05/15/2019	345,600	393,066
3.375% due 11/15/2019	624,400	722,938
3.500% due 02/15/2018	189,400	216,833
3.625% due 08/15/2019	292,400	343,227

Total U.S. Treasury Obligations (Cost $62,671,091)		64,232,547

MORTGAGE-BACKED SECURITIES 6.5%
7 WTC Depositor LLC Trust
4.082% due 03/13/2031	4,600	4,687
Adjustable Rate Mortgage Trust
2.805% due 03/25/2035	9,327	8,706
2.856% due 07/25/2035	2,955	2,201
3.026% due 11/25/2035	11,469	8,308
3.124% due 09/25/2035	603	491
3.153% due 08/25/2035	6,629	5,505
3.375% due 07/25/2035	5,765	4,450
4.583% due 11/25/2035	1,190	838
5.132% due 01/25/2036	3,222	2,590
5.314% due 10/25/2035	25,009	21,752
American Home Mortgage Assets LLC
0.435% due 05/25/2046	36,920	19,459
0.435% due 09/25/2046	16,012	8,307
0.455% due 10/25/2046	22,771	10,659
0.847% due 02/25/2047	16,965	7,437
1.067% due 11/25/2046	81,424	33,823
1.107% due 09/25/2046	6,545	2,985
American Home Mortgage Investment Trust
0.615% due 10/25/2034	36	36
2.237% due 09/25/2045	19,102	15,586
2.362% due 09/25/2035	525	507
2.569% due 10/25/2034	26,954	24,666
2.728% due 02/25/2045	20,208	17,816
2.736% due 02/25/2045	56,560	49,234

Arkle Master Issuer PLC
1.616% due 05/17/2060		700,671	702,065
2.166% due 05/17/2060		66,700	66,889
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	35,383	44,838
1.889% due 05/16/2047		33,423	42,319
2.089% due 05/16/2047		354,184	449,914
Banc of America Alternative Loan Trust
5.000% due 08/25/2019		$1,241	1,284
Banc of America Funding Corp.
0.534% due 05/20/2035		1,850	920
0.544% due 02/20/2035		2,191	1,773
2.628% due 05/25/2035		202,359	206,888
2.643% due 02/20/2036		6,019	5,542
2.653% due 03/20/2035		2,612	2,430
2.691% due 11/20/2034		1,769	1,373
2.836% due 11/20/2034		10,290	8,013
5.244% due 11/20/2035		4,311	3,460
5.459% due 09/20/2034		1,560	1,587
5.461% due 05/20/2036		12,326	10,654
5.500% due 09/25/2034		23,187	22,840
5.500% due 09/25/2035		32,813	32,237
5.500% due 01/25/2036		8,809	8,204
5.532% due 05/20/2036		14,325	13,092
5.562% due 03/20/2036		2,232	1,790
5.631% due 03/20/2036		770	598
5.638% due 04/20/2036		15,647	12,213
5.700% due 01/20/2047		282	173
5.750% due 07/20/2036		5,500	4,477
5.750% due 09/25/2036		6,191	6,025
5.753% due 10/25/2036 ^		1,796	1,250
5.837% due 01/25/2037		1,461	919
5.888% due 04/25/2037		4,627	3,977
5.925% due 10/20/2046 ^		5,109	3,161
6.000% due 09/25/2036		36,624	33,376
Banc of America Large Loan, Inc.
0.752% due 08/15/2029		544	523
1.992% due 11/15/2015		220,926	209,449
5.667% due 02/17/2051		90,358	100,223
5.692% due 06/24/2050		35,400	39,632
5.898% due 02/15/2051		40,000	45,690
Banc of America Merrill Lynch Commercial Mortgage, Inc.
5.369% due 10/10/2045		9,200	9,950
Banc of America Mortgage Securities, Inc.
0.945% due 11/25/2035		2,952	2,462
2.793% due 11/25/2035		2,285	1,792
2.813% due 08/25/2035		18,010	13,492
2.842% due 09/25/2033		2,204	2,115
2.856% due 12/25/2033		3,102	3,101
2.938% due 01/25/2035		3,936	3,445
2.961% due 07/25/2035		3,898	3,264
2.973% due 07/25/2034		389	353
3.000% due 02/25/2036		3,410	2,495
3.001% due 02/25/2035		4,879	4,394
3.015% due 07/25/2033		230	219
3.029% due 03/25/2035		20,124	17,097
3.092% due 05/25/2035		24,615	19,751
3.112% due 06/25/2035		6,000	4,696
3.117% due 05/25/2034		1,810	1,677
3.120% due 05/25/2033		2,514	2,307
3.131% due 04/25/2034		335	331
3.605% due 07/20/2032		982	953
4.832% due 07/25/2035		2,957	2,654
4.994% due 11/25/2034		2,662	2,500
5.106% due 02/25/2035		4,330	3,854
5.286% due 04/25/2035		3,935	3,580
5.322% due 07/25/2035		3,433	3,370
5.500% due 12/25/2020		1,435	1,448
6.000% due 07/25/2046		4,813	4,080
6.500% due 10/25/2031		75	79
6.500% due 09/25/2033		4,958	5,239
Banc of America Re-REMIC Trust
1.765% due 02/17/2040		870	869
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
0.614% due 07/10/2046 (a)		62,834	309
4.742% due 07/10/2043		698	708
4.811% due 12/10/2042		10	11
4.933% due 07/10/2045		250	275
5.115% due 10/10/2045		200	224
5.381% due 01/15/2049		98	98
5.414% due 09/10/2047		15,400	17,107
5.449% due 01/15/2049		1,500	1,584
5.451% due 01/15/2049		5,410	6,156
5.492% due 02/10/2051		25,110	28,813

5.634% due 04/10/2049	4,613	4,792
5.736% due 06/10/2039	406	435
5.805% due 06/10/2049	15,775	17,683
5.807% due 04/10/2049	9,454	10,885
5.916% due 02/10/2051	3,680	4,260
5.919% due 05/10/2045	29,000	33,216
6.395% due 02/10/2051	24,070	28,433
9.073% due 10/11/2037	90	98
Bayview Commercial Asset Trust
0.675% due 08/25/2034	715	602
BCAP LLC Trust
0.385% due 11/26/2036	9,750	6,313
0.405% due 11/26/2036	30,000	16,950
0.415% due 01/25/2037 ^	69,918	36,772
0.570% due 11/21/2035	9,063	6,582
0.575% due 11/26/2035	7,292	5,480
0.985% due 01/26/2047	29,916	22,736
2.610% due 10/26/2036	9,158	7,700
2.940% due 05/26/2036	18,601	13,356
5.000% due 01/26/2021	17,071	16,918
5.250% due 06/26/2036	99,241	84,354
5.250% due 09/26/2036	30,798	27,596
5.250% due 04/26/2037	111,099	100,129
5.250% due 06/26/2037	12,651	12,147
5.250% due 08/26/2037	22,100	21,658
5.253% due 07/26/2037	32,081	27,491
5.327% due 02/26/2036	14,800	13,040
5.500% due 11/25/2034	20,576	19,483
5.530% due 03/26/2037	38,719	30,201
5.790% due 03/26/2037	8,414	8,283
BCRR Trust
4.230% due 12/22/2032	452	450
4.230% due 05/22/2034	16,572	16,539
5.858% due 07/17/2040	10,000	11,430
Bear Stearns Adjustable Rate Mortgage Trust
2.220% due 08/25/2035	2,690	2,628
2.250% due 08/25/2035	4,754	4,429
2.400% due 10/25/2035	44,562	39,083
2.507% due 05/25/2033	1,672	1,661
2.520% due 02/25/2036	14,108	12,181
2.570% due 03/25/2035	43,245	42,376
2.634% due 04/25/2033	205	198
2.658% due 08/25/2033	842	843
2.674% due 11/25/2034	1,809	1,685
2.703% due 10/25/2033	40	40
2.729% due 01/25/2035	60	49
2.736% due 04/25/2034	6,665	6,175
2.738% due 08/25/2033	50	49
2.805% due 08/25/2035	8,904	6,037
2.814% due 01/25/2035	1,914	1,714
2.822% due 09/25/2034	3,858	3,073
2.842% due 04/25/2033	1,111	1,119
2.867% due 11/25/2034	6,170	5,299
2.875% due 01/25/2034	46	38
2.884% due 03/25/2035	6,718	5,601
2.889% due 01/25/2034	3,056	3,084
2.897% due 02/25/2033	121	102
2.922% due 01/25/2034	5,265	5,238
2.926% due 01/25/2035	361	344
2.955% due 11/25/2030	3,612	3,647
2.956% due 02/25/2034	2,917	2,719
3.027% due 05/25/2034	27	28
3.053% due 04/25/2034	3,016	2,635
3.055% due 03/25/2035	6,721	5,723
3.078% due 03/25/2035	2,807	2,772
3.096% due 07/25/2034	551	458
3.109% due 04/25/2034	51	45
3.123% due 05/25/2047	36,774	24,438
3.174% due 11/25/2034	4,557	4,552
3.189% due 05/25/2034	21	18
3.189% due 10/25/2035	193,858	174,742
3.225% due 05/25/2034	69	67
3.340% due 12/25/2035	6,095	5,885
4.605% due 08/25/2035	24,183	19,690
4.743% due 07/25/2034	1,823	1,775
5.145% due 08/25/2035	78,184	78,366
5.335% due 04/25/2033	3,222	3,224
5.352% due 02/25/2036	4,114	3,610
5.469% due 02/25/2036	5,689	3,470
5.584% due 04/25/2033	7,176	7,064
5.682% due 02/25/2033	2,203	2,189
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	5,370	4,416
0.445% due 02/25/2034	75	33
0.465% due 04/25/2035	2,893	2,143
0.725% due 02/25/2036	3,896	2,318

0.745% due 03/25/2035	896	772
0.945% due 09/25/2034	1,174	1,020
2.568% due 10/25/2033	138	115
2.665% due 01/25/2036 ^	24,099	11,959
2.673% due 04/25/2035	25	19
2.678% due 09/25/2034	1,673	1,260
2.699% due 12/25/2033	2,558	2,487
2.717% due 02/25/2034	206	187
2.752% due 11/25/2036	409	225
2.821% due 02/25/2036 ^	2,249	1,013
2.828% due 11/25/2036	94	50
2.879% due 09/25/2035	59,319	40,861
2.883% due 05/25/2035	143,636	114,923
2.940% due 01/25/2035	5,071	3,711
2.955% due 03/25/2036 ^	2,754	1,383
3.038% due 02/25/2034	5,846	5,579
3.944% due 08/25/2036 ^	7,686	2,247
4.927% due 11/25/2036	675	396
5.543% due 08/25/2036 ^	136	80
Bear Stearns Commercial Mortgage Securities
0.622% due 03/15/2022	9,371	9,177
0.742% due 03/15/2022	17,750	17,027
4.830% due 08/15/2038	36	36
4.868% due 09/11/2042	17,825	18,451
4.871% due 09/11/2042	100	110
4.980% due 02/11/2041	218	225
5.116% due 02/11/2041	900	982
5.127% due 10/12/2042	4,162	4,162
5.186% due 05/11/2039	1,745	1,795
5.201% due 12/11/2038	8,250	9,376
5.330% due 01/12/2045	36	36
5.331% due 02/11/2044	51,225	55,336
5.382% due 12/11/2040	15,504	15,949
5.405% due 12/11/2040	165	185
5.468% due 06/11/2041	100	107
5.471% due 01/12/2045	30,150	34,726
5.619% due 03/11/2039	13,950	15,740
5.694% due 06/11/2050	48,340	56,020
5.700% due 06/11/2050	64,125	74,238
5.703% due 06/11/2050	1,300	1,386
5.854% due 06/11/2040	5,128	5,316
5.876% due 09/11/2038	412	427
5.901% due 09/11/2038	300	342
5.906% due 06/11/2040	65,984	75,807
7.000% due 05/20/2030	9,688	10,945
Bear Stearns Mortgage Securities, Inc.
3.504% due 06/25/2030	39	38
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	5,013	2,811
2.846% due 01/26/2036	5,901	3,513
Bella Vista Mortgage Trust
0.494% due 05/20/2045	55	30
CC Mortgage Funding Corp.
0.425% due 05/25/2036	3,151	1,968
Chase Mortgage Finance Corp.
2.735% due 12/25/2035	17,714	14,334
2.895% due 02/25/2037	1,212	1,135
2.934% due 03/25/2037	17,679	13,593
2.942% due 02/25/2037	3,672	3,620
2.989% due 02/25/2037	1,776	1,672
3.062% due 02/25/2037	12,776	11,909
4.625% due 02/25/2034	3,617	3,629
5.034% due 12/25/2035	8,562	7,443
5.500% due 12/25/2022	15,866	15,944
5.593% due 09/25/2036	231	180
5.631% due 03/25/2037	598	503
6.000% due 11/25/2036	1,178	954
6.000% due 02/25/2037	2,763	2,300
6.000% due 03/25/2037	19,250	15,736
Chaseflex Trust
0.395% due 06/25/2036	11,713	10,994
0.745% due 06/25/2035	5,288	3,171
5.500% due 06/25/2035	16	16
6.000% due 02/25/2037 ^	3,853	2,904
Citicorp Mortgage Securities, Inc.
4.750% due 02/25/2020	2,370	2,471
5.500% due 08/25/2022	542	543
5.500% due 12/25/2022	849	837
5.500% due 02/25/2026	834	814
5.500% due 04/25/2037	3,307	3,226
5.750% due 09/25/2037	5,757	5,618
6.000% due 06/25/2036	8,261	8,203
Citigroup Commercial Mortgage Trust
5.431% due 10/15/2049	350	401
5.858% due 07/17/2040	7,592	7,699
5.889% due 12/10/2049	500	556
5.921% due 03/15/2049	425	486
6.276% due 12/10/2049	39,552	46,398

Citigroup Mortgage Loan Trust, Inc.
0.315% due 01/25/2037	1,136	596
1.045% due 08/25/2035	4,636	2,868
1.990% due 09/25/2035	8,053	7,872
2.230% due 09/25/2035	20,956	19,612
2.340% due 09/25/2035	65,915	58,141
2.530% due 10/25/2035	41,509	34,287
2.580% due 10/25/2035	52,838	46,484
2.600% due 05/25/2035	404	374
2.644% due 08/25/2035	61,311	57,605
2.674% due 07/25/2046 ^	10,188	6,259
2.771% due 05/25/2035	4,719	4,189
2.843% due 12/25/2035 ^	3,719	1,823
2.866% due 02/25/2034	5,192	4,753
2.869% due 09/25/2034	1,458	1,452
5.019% due 09/25/2037 ^	65,964	41,916
5.144% due 09/25/2035	90,837	84,172
5.328% due 08/25/2035	15,192	14,592
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.205% due 12/11/2049	11,901	12,104
5.322% due 12/11/2049	94,870	105,842
5.394% due 07/15/2044	500	558
5.482% due 01/15/2046	300	335
5.617% due 10/15/2048	3,720	4,232
5.886% due 11/15/2044	4,205	4,907
Citimortgage Alternative Loan Trust
5.750% due 07/25/2022	3,996	3,914
6.000% due 06/25/2037	2,647	1,919
Collateralized Mortgage Obligation Trust
8.000% due 09/20/2021	250	281
Collateralized Mortgage Securities Corp.
8.000% due 08/25/2017	10	10
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	152	157
Commercial Mortgage Loan Trust
6.203% due 12/10/2049	58,150	66,685
Commercial Mortgage Pass-Through Certificates
0.460% due 02/05/2019	5,725	5,562
0.659% due 12/10/2046 (a)	79,031	576
0.743% due 07/16/2034	49	49
5.116% due 06/10/2044	250	277
5.306% due 12/10/2046	140,253	158,409
5.543% due 12/11/2049	19,400	21,502
5.941% due 06/10/2046	390	441
Community Program Loan Trust
4.500% due 04/01/2029	25,476	25,841
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^	3,016	1,738
0.415% due 05/25/2047	6,238	3,852
0.424% due 02/20/2047	1,410	695
0.425% due 05/25/2047	6,092	3,470
0.435% due 09/25/2046	33,358	17,698
0.439% due 12/20/2046	99,101	53,668
0.445% due 05/25/2036	2,772	1,471
0.445% due 06/25/2037	17	11
0.454% due 05/20/2046	1,733	887
0.454% due 07/20/2046	42,626	15,929
0.455% due 05/25/2035	300	174
0.455% due 07/25/2046	6,436	3,869
0.495% due 09/25/2046	1,000	89
0.495% due 10/25/2046	449	114
0.505% due 07/25/2035	3,612	2,128
0.505% due 12/25/2035	2,014	1,391
0.505% due 07/25/2046	800	68
0.515% due 05/25/2036	494	74
0.525% due 02/25/2037	4,936	2,652
0.535% due 06/25/2034	5,837	4,887
0.575% due 09/25/2035	2,777	1,513
0.595% due 09/25/2035	3,293	1,929
0.595% due 05/25/2037 ^	368	184
0.695% due 08/25/2033	151	147
0.695% due 09/25/2034	325	313
0.795% due 10/25/2036 ^	8,632	4,665
0.945% due 10/25/2035	4,321	2,985
1.147% due 12/25/2035	1,243	709
1.147% due 02/25/2036	1,057	689
1.247% due 08/25/2035	432	206
1.345% due 02/25/2036 ^	13,020	7,378
1.647% due 11/25/2035	2,397	1,395
2.187% due 11/25/2035	31	19
2.900% due 02/25/2037 ^	30,618	20,246
5.000% due 08/25/2019	366	372
5.000% due 01/25/2035	41	41
5.027% due 10/25/2035	3,123	2,163

5.250% due 10/25/2033	15,647	16,110
5.250% due 06/25/2035	1,720	1,421
5.477% due 08/25/2036	791	796
5.500% due 06/25/2035	17,000	13,954
5.517% due 11/25/2035 ^	2,620	1,598
5.750% due 03/25/2037	2,720	1,861
6.000% due 10/25/2032	872	919
6.000% due 10/25/2033	867	855
6.000% due 12/25/2033	17	17
6.000% due 02/25/2034	16	17
6.000% due 04/25/2036	3,309	2,487
6.000% due 01/25/2037 ^	13,247	8,977
6.000% due 02/25/2037 ^	1,630	1,048
6.250% due 12/25/2033	294	306
6.250% due 11/25/2036 ^	1,729	1,349
6.250% due 08/25/2037 ^	6,537	4,061
6.500% due 05/25/2036 ^	6,824	3,770
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	14,889	9,773
0.535% due 04/25/2035	20,356	12,882
0.545% due 05/25/2035	828	547
0.565% due 03/25/2035	526	306
0.575% due 02/25/2035	2,121	1,411
0.585% due 02/25/2035	446	315
0.585% due 06/25/2035	7,625	6,523
0.585% due 03/25/2036	688	207
0.595% due 02/25/2036	399	100
0.625% due 09/25/2034	33	21
0.645% due 08/25/2018	936	901
0.785% due 02/25/2035	647	546
1.450% due 10/25/2033	7,913	7,617
1.942% due 06/19/2031	138	136
2.125% due 07/19/2031	28	28
2.533% due 07/25/2034	4,525	4,076
2.595% due 02/20/2036	33,206	24,729
2.610% due 02/20/2036	44	28
2.620% due 11/25/2034	12,289	10,181
2.666% due 04/20/2035	16	16
2.708% due 10/19/2032	65	43
2.709% due 02/20/2035	20,540	16,883
2.714% due 11/20/2034	8,733	7,503
2.778% due 03/25/2037 ^	1,957	945
2.820% due 06/20/2034	1,455	1,224
2.825% due 07/20/2034	1,536	1,318
2.882% due 02/25/2047 ^	2,355	1,271
2.902% due 08/25/2034	372	290
4.180% due 11/19/2033	872	872
5.000% due 11/25/2035	637	633
5.054% due 01/20/2035	3,259	2,545
5.066% due 04/25/2035 ^	12,925	10,264
5.129% due 10/20/2035	2,835	2,107
5.240% due 05/20/2036	3,986	2,583
5.250% due 04/25/2035	8,424	8,442
5.259% due 02/20/2036	694	500
5.304% due 04/20/2036	6,308	4,370
5.500% due 12/25/2034	22,038	22,694
5.500% due 04/25/2035	7,050	7,078
5.500% due 05/25/2035	65,676	65,582
5.500% due 09/25/2035	16,912	15,878
5.500% due 10/25/2035	16,526	14,986
5.500% due 11/25/2035	20,304	17,510
5.500% due 04/25/2038	12,203	11,895
5.533% due 09/25/2047 ^	6,448	4,265
5.750% due 02/25/2037	6,046	4,893
6.000% due 08/25/2037	22,742	21,426
6.000% due 09/25/2037	1,663	1,510
6.250% due 09/25/2036	16,584	13,431
6.500% due 01/25/2034	698	703
6.500% due 11/25/2034	3,085	3,142
7.500% due 11/25/2034	1,567	1,609
7.500% due 06/25/2035	3,743	3,733
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	795	595
0.985% due 06/25/2034	1,040	924
2.120% due 05/25/2032	33	31
2.542% due 06/25/2032	52	34
2.623% due 07/25/2033	6,905	6,534
2.672% due 08/25/2033	932	925
2.702% due 09/25/2034	6,387	6,301
2.711% due 04/25/2034	22,603	22,007
3.039% due 05/25/2034	6,485	5,534
3.120% due 05/25/2032	148	151
4.832% due 04/15/2037	10,553	11,209
4.873% due 06/25/2032	23	21
5.100% due 08/15/2038	200	221
5.104% due 08/15/2038	250	271

5.500% due 09/25/2035		14,385	13,704
5.500% due 10/25/2035		4,416	3,951
6.000% due 11/25/2035		56	44
6.500% due 04/25/2033		1,198	1,272
7.500% due 05/25/2032		136	141
7.500% due 12/25/2032		3	3
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021		3,200	2,998
0.472% due 10/15/2021		9,939	9,479
5.383% due 02/15/2040		4,200	4,421
5.448% due 01/15/2049		9,448	9,554
5.467% due 09/15/2039		43,630	48,486
5.467% due 09/18/2039		26,000	28,446
5.467% due 12/18/2043		47,400	52,605
5.509% due 04/15/2047		40,150	44,738
5.579% due 04/25/2037		1,792	1,062
5.593% due 02/15/2039		1,166	1,189
5.695% due 09/15/2040		47,601	52,100
5.805% due 06/10/2049		34,815	38,959
5.851% due 03/15/2039		1,987	2,191
5.863% due 02/25/2037		4,726	2,628
5.869% due 06/15/2039		6,600	6,898
5.932% due 12/18/2049		126,047	140,203
6.408% due 02/15/2041		2,700	2,983
CW Capital Cobalt Ltd.
5.484% due 04/15/2047		4,100	4,505
DBUBS Mortgage Trust
3.386% due 07/10/2044		69,500	74,427
DECO Series
0.884% due 04/27/2018	EUR	20,409	23,895
0.994% due 01/27/2018		23,225	27,142
1.173% due 01/27/2020	GBP	12,196	16,659
1.213% due 10/27/2014		13,500	20,897
1.283% due 10/27/2014		4,400	6,769
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036		$10	4
0.395% due 02/25/2047		13,686	6,292
4.816% due 10/25/2035		5,789	5,181
4.976% due 10/25/2035		9,768	7,122
5.000% due 10/25/2018		227	235
5.500% due 12/25/2035 ^		3,647	2,621
5.869% due 10/25/2036 ^		2,924	1,706
5.886% due 10/25/2036 ^		2,924	1,708
6.005% due 10/25/2036 ^		2,187	1,288
6.300% due 07/25/2036 ^		3,151	1,598
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047		6,112	6,078
5.248% due 06/26/2035		25,000	24,237
DLJ Mortgage Acceptance Corp.
6.502% due 08/01/2021 (q)		150	119
Downey Savings & Loan Association Mortgage Loan Trust
0.423% due 04/19/2047		3,896	791
2.458% due 07/19/2044		66	53
Drexel Burnham Lambert CMO Trust
9.500% due 11/20/2017		9	10
EMF-NL
1.553% due 04/17/2041	EUR	10,200	10,165
1.753% due 10/17/2041		31,773	36,188
European Loan Conduit
0.840% due 05/15/2019		29,731	32,271
Eurosail PLC
1.503% due 10/17/2040		4,754	5,363
Extended Stay America Trust
2.951% due 11/05/2027		$1,553	1,569
First Horizon Alternative Mortgage Securities
0.745% due 06/25/2035		11,947	8,438
2.541% due 08/25/2034		1,830	1,591
2.565% due 08/25/2035		5,927	4,476
2.592% due 06/25/2034		11,661	10,386
2.598% due 09/25/2035		9,100	6,633
2.599% due 04/25/2035		4,860	4,036
2.614% due 03/25/2035		110	76
5.500% due 05/25/2035		8,175	6,933
5.500% due 06/25/2035		11,349	9,574
6.250% due 08/25/2037 ^		1,812	1,159
First Horizon Asset Securities, Inc.
0.515% due 02/25/2035		56	49
2.538% due 02/25/2034		91	86
2.541% due 12/25/2033		19	17
2.543% due 05/25/2035		1,560	1,291
2.584% due 01/25/2037		177	130
2.586% due 04/25/2035		8,383	7,543
2.588% due 06/25/2035		6,681	5,515
2.616% due 02/25/2035		5,100	4,775
2.616% due 10/25/2035		7,598	6,125
2.625% due 06/25/2035		4,881	4,303

2.658% due 08/25/2035		5,611	4,632
5.198% due 10/25/2035		3,230	2,950
5.242% due 06/25/2035		18,699	17,647
5.250% due 05/25/2021		1,026	910
5.250% due 03/25/2035		9,001	8,830
5.343% due 11/25/2034		8,225	8,201
5.408% due 11/25/2035		7,309	6,330
5.448% due 09/25/2035		12,371	11,702
5.500% due 01/25/2035		1,600	1,577
5.521% due 10/25/2036		3,554	2,892
6.250% due 11/25/2036		15,137	14,941
First Nationwide Trust
6.750% due 08/21/2031		406	421
First Republic Mortgage Loan Trust
0.542% due 08/15/2032		433	414
0.592% due 11/15/2031		356	338
0.642% due 11/15/2032		67	64
0.725% due 06/25/2030		1,292	1,245
0.742% due 11/15/2030		58	54
Fosse Master Issuer PLC
1.950% due 10/18/2054	EUR	5,300	6,724
2.050% due 10/18/2054		4,100	5,211
2.150% due 10/18/2054		14,900	18,944
Four Times Square Trust
5.401% due 12/13/2028		$11,050	12,912
Fund America Investors Corp.
2.234% due 06/25/2023		63	64
GE Capital Commercial Mortgage Corp.
5.486% due 11/10/2045		1,700	1,723
GMAC Commercial Mortgage Securities, Inc.
5.301% due 08/10/2038		3,325	3,512
GMAC Mortgage Corp. Loan Trust
3.260% due 06/25/2034		4,301	3,871
3.345% due 06/25/2034		53	51
4.945% due 05/25/2035		7,460	6,906
GMAC Mortgage Securities, Inc.
7.430% due 12/01/2021		165	163
8.950% due 08/20/2017		42	46
Granite Master Issuer PLC
0.344% due 12/20/2054		67,662	65,111
0.423% due 12/17/2054		4,941	4,755
0.504% due 12/20/2054		4,225	4,065
0.561% due 12/20/2054	EUR	11,247	13,704
0.581% due 12/20/2054		17,220	20,982
0.583% due 12/17/2054		1,844	2,246
0.601% due 12/20/2054		13,809	16,826
0.741% due 12/20/2054	GBP	44,247	66,301
0.746% due 12/17/2054		24,056	36,046
0.751% due 12/20/2054		26,843	40,223
0.821% due 12/20/2054		2,802	4,191
0.851% due 12/20/2054		17,330	25,968
0.871% due 12/20/2054		16,040	24,034
0.951% due 12/20/2054		20,575	30,771
Granite Mortgages PLC
1.198% due 06/20/2044		14,023	21,078
1.238% due 03/20/2044		551	830
1.278% due 09/20/2044		3,599	5,426
1.393% due 01/20/2044		5,831	8,793
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		$72	71
0.325% due 01/25/2047 ^		8	8
0.445% due 10/25/2046		901	225
0.445% due 12/25/2046 ^		812	205
0.465% due 06/25/2045		1,236	805
0.515% due 04/25/2036 ^		483	67
0.515% due 11/25/2045		632	372
0.585% due 10/25/2046		821	65
Greenwich Capital Commercial Funding Corp.
0.380% due 11/05/2021		3,365	3,215
4.799% due 08/10/2042		2,700	2,916
5.224% due 04/10/2037		64,453	70,653
5.381% due 03/10/2039		459	470
5.444% due 03/10/2039		130,406	145,228
5.597% due 12/10/2049		4,000	4,120
GS Mortgage Securities Corp.
1.103% due 03/06/2020		4,345	4,319
1.260% due 03/06/2020		76,080	75,089
1.456% due 03/06/2020		46,490	45,884
2.716% due 02/10/2021		29,991	30,474
2.999% due 08/10/2044		30	32
4.761% due 07/10/2039		10,225	11,044
5.396% due 08/10/2038		50	54
5.479% due 11/10/2039		35	35
5.506% due 04/10/2038		51	52
5.553% due 04/10/2038		70	78
5.560% due 11/10/2039		35,665	40,732

GSMPS Mortgage Loan Trust
0.595% due 09/25/2035		10,908	8,591
7.500% due 06/25/2043		4,928	5,025
GSR Mortgage Loan Trust
0.595% due 01/25/2034		128	123
1.940% due 03/25/2033		64	62
2.626% due 11/25/2035		43,102	38,314
2.651% due 09/25/2035		114,390	111,849
2.655% due 09/25/2035		48,807	47,172
2.659% due 09/25/2035		12,900	10,433
2.664% due 12/25/2034		5,453	5,272
2.705% due 01/25/2036		402	318
2.751% due 06/25/2034		1,163	1,043
2.792% due 07/25/2035		9,800	7,242
2.858% due 01/25/2035		6,014	5,394
2.864% due 04/25/2035		16,712	15,187
2.887% due 04/25/2035		6,723	6,412
2.910% due 04/25/2036		161	128
3.011% due 05/25/2035		35,448	29,012
3.015% due 05/25/2034		3,468	3,106
5.132% due 11/25/2035		115,492	111,230
5.193% due 11/25/2035		7,260	5,557
5.250% due 07/25/2035		4,572	4,481
5.379% due 05/25/2035		8,244	8,004
5.500% due 03/25/2035		150	146
5.500% due 01/25/2037		15,515	15,058
5.750% due 02/25/2036		3,669	3,440
5.750% due 02/25/2037		9,752	8,902
6.000% due 03/25/2032		23	25
6.000% due 11/25/2035		16,460	15,261
6.000% due 01/25/2037		23,920	22,308
6.000% due 03/25/2037		23,207	20,339
6.000% due 05/25/2037		12,865	11,648
6.500% due 09/25/2036		8,808	7,496
Harborview Mortgage Loan Trust
0.373% due 04/19/2038		22,832	14,278
0.393% due 01/25/2047		5,674	3,073
0.423% due 07/19/2046		42,329	23,422
0.433% due 01/19/2038		10,289	6,206
0.434% due 07/21/2036		5,450	3,311
0.443% due 09/19/2046		8,092	4,651
0.463% due 05/19/2035		2,930	1,847
0.483% due 03/19/2036		15,277	7,908
0.523% due 02/19/2036		13,445	7,381
0.553% due 11/19/2035		21,702	14,044
0.584% due 06/20/2035		6,997	5,533
0.593% due 01/19/2035		2,969	1,872
0.983% due 02/19/2034		7	6
1.245% due 11/25/2047		3,625	2,438
2.643% due 06/19/2034		7,237	6,591
3.026% due 05/19/2033		106	104
3.091% due 07/19/2035		952	688
3.093% due 07/19/2035		153	126
5.304% due 08/19/2036 ^		5,150	3,664
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	188,035	239,060
2.157% due 10/15/2054		200	254
Homebanc Mortgage Trust
0.425% due 12/25/2036		$2,777	1,825
0.515% due 10/25/2035		43,782	30,673
1.105% due 08/25/2029		558	407
5.533% due 04/25/2037		4,100	1,744
5.589% due 04/25/2037		7,793	6,759
Homestar Mortgage Acceptance Corp.
0.695% due 07/25/2034		5,248	4,943
Impac CMB Trust
0.885% due 10/25/2033		298	257
0.985% due 11/25/2034		3,350	2,979
1.005% due 10/25/2033		54	47
1.245% due 07/25/2033		1,206	1,087
4.933% due 09/25/2034		456	448
Indymac ARM Trust
1.717% due 01/25/2032		83	67
1.750% due 01/25/2032		527	423
2.197% due 08/25/2031		443	438
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046		25,070	14,905
0.445% due 11/25/2046		933	240
0.445% due 06/25/2047		12,897	6,560
0.485% due 04/25/2035		2,154	1,479
0.485% due 07/25/2035		4,197	2,778
0.545% due 06/25/2037 ^		1,851	563
1.025% due 05/25/2034		20	13
2.514% due 01/25/2036		10,663	6,642
2.572% due 01/25/2035		248	191
2.668% due 12/25/2034		2,536	1,963

2.716% due 10/25/2034		6,614	5,771
2.941% due 04/25/2037		13,328	6,759
3.006% due 06/25/2035		2,381	1,838
4.821% due 09/25/2035		4,251	2,284
4.821% due 09/25/2035 ^		199	4
4.962% due 01/25/2036		1,521	1,076
4.993% due 06/25/2036		2,217	1,770
5.000% due 08/25/2035		1,458	1,077
5.000% due 08/25/2035 ^		1,300	887
5.026% due 10/25/2035		1,321	1,014
5.115% due 04/25/2037 ^		30,886	16,895
Indymac Mortgage Loan Trust
0.425% due 07/25/2047		14,819	7,397
0.545% due 11/25/2035 ^		1,137	542
2.536% due 01/25/2036		20,545	15,812
5.495% due 08/25/2036		3,867	3,773
ING U.K. Listed Real Estate Issuer PLC
1.263% due 01/30/2015	GBP	9,800	15,039
Jamaica Housing Development
0.552% due 10/01/2018		$4,194	4,068
JPMorgan Alternative Loan Trust
0.415% due 08/25/2036		30,000	20,082
5.550% due 10/25/2036		222	216
JPMorgan Chase Commercial Mortgage Securities Corp.
0.033% due 01/12/2043 (a)		7,906	1
0.617% due 07/15/2019		10,130	9,804
2.749% due 11/15/2043		724	751
3.341% due 07/15/2046		25,100	26,562
3.673% due 02/15/2046		32,700	34,962
3.853% due 06/15/2043		26,638	28,367
4.070% due 11/15/2043		1,600	1,759
4.393% due 07/12/2037		7	8
4.608% due 06/15/2043		2,000	2,223
4.657% due 01/15/2042		1,750	1,755
4.678% due 07/15/2042		7,949	8,074
4.918% due 10/15/2042		200	218
4.936% due 08/15/2042		200	221
5.038% due 03/15/2046		485	528
5.050% due 12/12/2034		6,798	6,842
5.247% due 01/12/2043		416	416
5.298% due 05/15/2047		6,624	6,779
5.336% due 05/15/2047		234,458	260,455
5.399% due 05/15/2045		2,235	2,544
5.420% due 01/15/2049		73,259	82,362
5.429% due 12/12/2043		500	562
5.440% due 06/12/2047		59,930	68,004
5.461% due 01/12/2043		24,984	27,346
5.794% due 02/12/2051		15,695	18,254
5.882% due 02/15/2051		33,040	37,704
5.907% due 02/12/2049		3,972	4,314
5.924% due 02/12/2049		79,566	90,584
6.009% due 06/15/2049		5,000	5,510
6.064% due 04/15/2045		43,365	49,709
JPMorgan Mortgage Trust
2.365% due 11/25/2033		46	44
2.703% due 02/25/2036		292	277
2.721% due 08/25/2035		7,989	6,145
2.729% due 10/25/2035		37,136	31,441
2.747% due 10/25/2036		11,176	8,021
2.764% due 07/25/2035		3,898	3,589
2.773% due 08/25/2035		4,973	4,484
2.783% due 02/25/2036		53,954	40,058
2.852% due 07/25/2035		4,110	3,912
2.880% due 07/25/2035		13,871	13,326
2.957% due 06/25/2035		1,174	928
3.055% due 07/25/2035		25,147	24,153
3.088% due 07/25/2035		5,323	4,933
3.164% due 07/27/2037		28,025	21,145
3.414% due 07/25/2035		7,483	6,615
4.187% due 08/25/2035		12,068	11,255
4.744% due 02/25/2034		2,517	2,525
4.852% due 04/25/2035		860	837
4.918% due 10/25/2035		1,836	1,518
4.970% due 10/25/2035		26,445	22,906
5.000% due 08/25/2020		14,471	14,540
5.005% due 02/25/2035		9,141	9,174
5.114% due 06/25/2035		21,486	21,517
5.135% due 06/25/2035		27,011	27,223
5.310% due 11/25/2035		10,990	10,271
5.314% due 07/25/2035		2,185	2,165
5.318% due 09/25/2035		1,981	1,739
5.428% due 04/25/2037		24	20
5.435% due 04/25/2036		12,071	10,085
5.468% due 05/25/2036		10,850	9,149
5.500% due 07/25/2036		4,155	3,665
5.556% due 10/25/2036		75,908	59,487
5.558% due 04/25/2036		14,050	12,701
5.750% due 01/25/2036		10,423	9,626
6.500% due 07/25/2036		8,566	7,126

JPMorgan Re-REMIC
2.490% due 05/27/2037		14,317	11,507
5.519% due 05/27/2036		9,345	9,085
Lanark Master Issuer PLC
0.824% due 12/22/2054	EUR	13,639	17,237
LB Commercial Conduit Mortgage Trust
6.109% due 07/15/2044		$23,694	27,476
LB Mortgage Trust
8.503% due 01/20/2017		5,234	5,247
LB-UBS Commercial Mortgage Trust
4.568% due 01/15/2031		390	409
4.739% due 07/15/2030		200	217
4.742% due 02/15/2030		45	49
5.084% due 02/15/2031		141	142
5.124% due 11/15/2032		405	422
5.303% due 02/15/2040		4,010	4,012
5.372% due 09/15/2039		17,000	19,423
5.424% due 02/15/2040		75,816	86,002
5.430% due 02/15/2040		88,983	99,770
5.532% due 03/15/2032		1	1
5.661% due 03/15/2039		16,790	18,933
5.858% due 07/15/2040		85	98
5.866% due 09/15/2045		49,605	57,142
6.067% due 06/15/2038		2,516	2,884
Lehman Mortgage Trust
0.565% due 08/25/2036		23,978	18,285
6.457% due 04/25/2036		3,187	3,093
Luminent Mortgage Trust
0.415% due 12/25/2036		19,387	11,346
0.425% due 12/25/2036		7,455	4,030
0.445% due 10/25/2046		6,717	4,211
Mall Funding PLC
1.694% due 04/22/2017	GBP	14,924	20,073
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046		$11,531	6,309
0.485% due 05/25/2037		2,237	1,062
0.545% due 05/25/2047		1,000	176
2.513% due 10/25/2032		1,782	1,756
2.599% due 07/25/2035		4,256	3,222
2.656% due 11/21/2034		40,669	40,387
2.690% due 12/25/2034		13,261	11,205
2.746% due 05/25/2034		353	315
2.749% due 12/25/2033		413	377
MASTR Alternative Loans Trust
0.645% due 11/25/2033		91	91
0.645% due 03/25/2036		10,205	1,897
MASTR Asset Securitization Trust
5.500% due 09/25/2033		1,549	1,623
5.750% due 05/25/2036		21,597	19,724
MASTR Reperforming Loan Trust
0.605% due 07/25/2035		6,910	5,377
7.000% due 05/25/2035		1,281	1,226
MASTR Seasoned Securities Trust
6.220% due 09/25/2017		5,156	5,401
6.500% due 08/25/2032		15,736	16,593
Mellon Residential Funding Corp.
0.672% due 08/15/2032		367	358
0.682% due 12/15/2030		2,223	2,114
0.722% due 06/15/2030		12,952	12,399
0.942% due 11/15/2031		9,060	8,844
0.982% due 09/15/2030		2,539	2,267
1.122% due 11/15/2031		164	133
2.610% due 10/20/2029		5,785	5,801
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037		4,291	1,614
3.043% due 06/25/2037 ^		2,953	1,641
Merrill Lynch Floating Trust
0.779% due 07/09/2021		100,377	98,177
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		12,183	8,950
0.495% due 08/25/2036		1,195	1,038
0.525% due 08/25/2035		2,688	2,553
2.227% due 12/25/2032		944	937
2.498% due 02/25/2033		59	57
2.530% due 02/25/2035		21,360	19,082
2.545% due 05/25/2033		7,849	7,588
2.575% due 06/25/2035		29,999	26,786
2.615% due 08/25/2034		2,926	2,868
2.672% due 12/25/2035		3,567	2,916
2.690% due 02/25/2034		26	26
3.171% due 05/25/2033		10	10
3.444% due 09/25/2035		14,135	13,303
5.147% due 12/25/2035		13,774	12,386

5.248% due 09/25/2035		46,188	41,663
5.250% due 08/25/2036		18,925	19,376
6.720% due 11/15/2026		11	12
7.008% due 12/15/2030		2,805	2,932
Merrill Lynch Mortgage Trust
4.949% due 07/12/2038		6,296	6,594
5.204% due 09/12/2042		27,661	30,187
5.937% due 06/12/2050		1,537	1,536
6.041% due 06/12/2050		13,851	14,317
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037		14,804	10,530
Merrill Lynch/Countrywide Commercial Mortgage Trust
0.810% due 12/12/2049 (a)		94,260	1,421
5.172% due 12/12/2049		10,730	11,943
5.378% due 08/12/2048		25,620	27,835
5.414% due 07/12/2046		300	341
5.485% due 03/12/2051		33,790	36,935
5.656% due 02/12/2039		20,500	20,706
5.700% due 09/12/2049		95,607	105,400
5.810% due 06/12/2050		29,150	31,504
6.163% due 08/12/2049		61,632	68,042
MLCC Mortgage Investors, Inc.
0.475% due 04/25/2029		386	348
0.495% due 11/25/2035		3,528	2,950
0.575% due 11/25/2029		745	645
0.745% due 05/25/2029		219	203
0.865% due 10/25/2028		227	202
0.905% due 06/25/2028		2,898	2,784
0.985% due 03/25/2028		172	164
1.025% due 03/25/2028		92	85
1.100% due 11/25/2029		1,055	1,005
1.239% due 10/25/2035		1,966	1,715
1.413% due 10/25/2028		135	126
1.986% due 10/25/2035		77,580	71,514
2.192% due 01/25/2029		952	938
2.329% due 04/25/2035		914	846
2.686% due 05/25/2036		13,155	11,444
3.079% due 02/25/2036		9,691	8,184
3.138% due 06/25/2037		3,414	2,981
4.250% due 10/25/2035		18,929	17,020
Morgan Stanley Capital, Inc.
3.884% due 09/15/2047		2,010	2,170
4.700% due 07/15/2056		100	107
5.168% due 01/14/2042		200	216
5.332% due 12/15/2043		41,870	47,864
5.364% due 03/15/2044		4,000	4,493
5.439% due 02/12/2044		16,400	17,280
5.447% due 02/12/2044		530	603
5.514% due 11/12/2049		500	574
5.569% due 12/15/2044		26,700	29,085
5.600% due 03/12/2044		700	783
5.610% due 04/15/2049		39,026	40,359
5.692% due 04/15/2049		58,600	64,753
5.781% due 04/12/2049		1,761	1,811
5.809% due 12/12/2049		106,810	124,292
5.823% due 06/11/2042		300	351
5.852% due 12/12/2049		385	402
6.076% due 06/11/2049		35,914	40,851
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036		21,839	22,049
5.500% due 04/25/2017		7	7
Morgan Stanley Mortgage Loan Trust
0.555% due 01/25/2035		25	21
2.455% due 06/25/2036		4,170	3,451
2.715% due 07/25/2035		1,456	1,043
3.205% due 07/25/2035		4,309	3,886
5.290% due 06/25/2036		25,043	13,795
5.701% due 02/25/2047		3,672	2,163
Morgan Stanley Re-REMIC Trust
5.250% due 05/26/2037		59,385	54,088
5.979% due 08/12/2045		138,737	157,887
5.979% due 08/15/2045		81,900	93,205
MortgageIT Trust
0.525% due 10/25/2035		19,614	13,803
0.545% due 08/25/2035		9,245	7,649
New York Mortgage Trust
2.947% due 05/25/2036		34,463	27,934
Newgate Funding PLC
1.262% due 12/15/2050	EUR	107,200	113,869
1.551% due 12/15/2050	GBP	39,114	60,129
Nomura Asset Acceptance Corp.
0.465% due 05/25/2035		$1,155	1,045
2.742% due 10/25/2035		245	169
5.353% due 02/25/2036 ^		1,164	752
5.820% due 03/25/2047		2,518	2,229
6.138% due 03/25/2047		2,313	2,048
7.000% due 02/19/2030		1,825	1,831
7.500% due 03/25/2034		1,472	1,571

Nomura Resecuritization Trust
0.685% due 08/27/2047		120,000	98,923
OBP Depositor LLC Trust
4.646% due 07/15/2045		55,950	64,379
Ocwen Residential MBS Corp.
7.000% due 10/25/2040 ^		64	5
Opera Finance PLC
0.947% due 01/15/2015	EUR	14,050	12,653
1.211% due 02/02/2017	GBP	26,251	38,247
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035		$1,014	994
0.625% due 12/25/2035		32,107	19,393
Pacific Collateralized Mortgage Obligation Trust
8.000% due 03/20/2018		16	18
Paine Webber CMO Trust
8.625% due 09/01/2018		1	2
1,359.500% due 08/01/2019 (a)		0	1
Paragon Mortgages PLC
1.258% due 10/15/2041	GBP	2,481	2,945
1.368% due 05/15/2041		27,176	32,913
1.398% due 04/16/2035		6,164	7,669
Permanent Master Issuer PLC
0.577% due 07/15/2033		$10,000	9,996
1.118% due 10/15/2033	GBP	18,000	28,072
2.057% due 07/15/2042	EUR	29,400	37,370
2.457% due 07/15/2042		7,900	10,099
PHH Alternative Mortgage Trust
0.405% due 02/25/2037		$16,427	10,273
Prime Mortgage Trust
0.645% due 02/25/2019		384	376
0.645% due 02/25/2034		5,870	5,304
5.000% due 02/25/2019		15	15
Provident Funding Mortgage Loan Trust
2.528% due 04/25/2034		7,394	7,299
2.735% due 10/25/2035		5,577	5,547
RBSCF Trust
5.223% due 08/16/2048		48,438	52,887
5.305% due 01/16/2049		7,834	7,844
5.331% due 02/16/2044		21,173	23,592
5.336% due 05/16/2047		29,124	31,810
5.420% due 01/16/2049		28,804	32,008
5.467% due 09/16/2039		1,900	2,093
5.692% due 04/16/2049		26,300	28,954
5.695% due 09/16/2040		7,500	8,368
6.068% due 09/17/2039		2,600	2,963
6.097% due 02/16/2051		42,211	47,482
6.203% due 12/16/2049		37,000	42,220
RBSSP Resecuritization Trust
0.465% due 10/27/2036		5,414	3,030
0.485% due 08/27/2037		8,000	5,563
0.515% due 09/27/2037		9,301	4,392
0.575% due 02/27/2037		6,317	3,761
Real Estate Capital PLC
1.243% due 07/25/2016	GBP	28,397	42,671
1.263% due 10/20/2014		11,000	17,152
Regal Trust
2.640% due 09/29/2031		$579	512
Resecuritization Mortgage Trust
0.495% due 04/26/2021		1	1
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		118,444	40,235
0.495% due 08/25/2037		9,926	5,907
0.545% due 08/25/2035		1,041	620
0.550% due 09/25/2046		422	35
0.575% due 03/25/2037		2,559	743
0.645% due 01/25/2033		39	37
0.895% due 07/25/2033		179	155
1.507% due 09/25/2045		474	257
3.294% due 08/25/2035 ^		1,759	883
3.310% due 04/25/2035		12,344	11,189
5.250% due 09/25/2020		25,142	24,604
5.322% due 09/25/2035		2,126	1,447
5.714% due 02/25/2036 ^		2,126	1,064
6.000% due 06/25/2036		138	91
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031		486	518
Residential Asset Securitization Trust
0.645% due 01/25/2046 ^		24,050	10,116
0.695% due 12/25/2036 ^		820	220
0.745% due 03/25/2035		19,039	13,879
5.000% due 08/25/2019		5,041	5,115
5.750% due 02/25/2036 ^		1,786	1,304
6.250% due 10/25/2036 ^		992	650

Residential Funding Mortgage Securities, Inc.
0.645% due 07/25/2018		148	144
3.134% due 09/25/2035		252	176
5.250% due 07/25/2035		6,665	6,441
5.300% due 06/25/2035		4,130	3,742
5.500% due 12/25/2034		1,600	1,540
6.000% due 06/25/2036 ^		5,160	4,249
6.500% due 03/25/2032		379	401
ResLoc U.K. PLC
1.171% due 12/15/2043	GBP	4,947	4,588
RMAC Securities PLC
0.813% due 06/12/2044	EUR	3,713	4,043
1.141% due 06/12/2044	GBP	57,996	72,057
Salomon Brothers Mortgage Securities, Inc.
0.745% due 05/25/2032		$99	88
4.000% due 12/25/2018		100	106
Santa Barbara Savings and Loan Association
9.500% due 11/20/2018		100	111
Sears Mortgage Securities
12.000% due 02/25/2014		12	12
Securitized Asset Sales, Inc.
0.771% due 11/26/2023		128	129
Sequoia Mortgage Trust
0.444% due 07/20/2036		7,169	5,836
0.593% due 10/19/2026		312	287
0.594% due 07/20/2033		637	566
0.904% due 06/20/2033		47	42
1.004% due 10/20/2027		335	316
1.241% due 05/20/2034		6,336	5,431
2.632% due 04/20/2035		25,599	24,523
2.636% due 01/20/2047		5,893	4,316
5.347% due 01/20/2047		8,178	6,703
5.371% due 09/20/2046		12,738	9,906
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030		652	666
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037		298	185
0.545% due 09/25/2034		3,928	2,952
0.565% due 10/25/2035		22,020	13,342
0.725% due 06/25/2035		742	661
1.547% due 01/25/2035		425	251
2.663% due 01/25/2036 ^		4,580	3,990
2.717% due 06/25/2035		4,532	3,455
2.732% due 12/25/2034		248	224
2.736% due 07/25/2034		2,916	2,727
2.740% due 02/25/2034		4,819	4,690
2.742% due 08/25/2035		111	89
2.750% due 01/25/2035		2,234	1,841
2.751% due 09/25/2034		2,736	2,633
2.756% due 08/25/2034		2,193	1,939
2.802% due 04/25/2035		8,066	6,251
2.804% due 05/25/2034		370	346
2.818% due 04/25/2034		6,963	6,199
2.852% due 03/25/2034		4,670	4,308
4.752% due 09/25/2036 ^		4,016	1,930
5.118% due 05/25/2036		4,100	3,164
5.174% due 11/25/2035 ^		1,502	1,004
5.311% due 03/25/2036 ^		2,106	1,435
5.327% due 07/25/2035		1,673	1,406
5.635% due 02/25/2036 ^		2,424	1,617
6.000% due 10/25/2037 ^		1,726	806
Structured Asset Mortgage Investments, Inc.
0.365% due 08/25/2036		18,657	9,851
0.375% due 03/25/2037		5,183	2,826
0.415% due 03/25/2037		1,091	166
0.435% due 06/25/2036		1,386	867
0.435% due 07/25/2046		43,286	23,708
0.455% due 04/25/2036		1,550	874
0.455% due 08/25/2036		3,953	2,183
0.455% due 05/25/2046		188	87
0.465% due 05/25/2036		55	26
0.465% due 05/25/2046		15,875	5,939
0.465% due 09/25/2047		300	119
0.475% due 05/25/2045		1,501	907
0.493% due 07/19/2035		12,984	10,697
0.505% due 05/25/2046		493	84
0.545% due 08/25/2036		1,100	216
0.555% due 12/25/2035		6,905	3,677
0.823% due 07/19/2034		34	31
0.903% due 09/19/2032		8,793	7,950
0.903% due 10/19/2034		994	885
0.943% due 03/19/2034		13	11
1.083% due 10/19/2033		1,275	1,007
3.396% due 05/25/2022		780	785
9.117% due 06/25/2029		73	77

Structured Asset Securities Corp.
2.201% due 05/25/2032		242	202
2.445% due 07/25/2032		709	660
2.539% due 02/25/2032		1,471	1,481
2.601% due 01/25/2032		1,462	1,088
2.675% due 01/25/2034		7,267	6,553
2.797% due 10/28/2035		677	537
2.834% due 06/25/2033		4,821	4,780
5.000% due 05/25/2035		27,355	27,665
5.381% due 03/25/2033		3,040	3,011
5.500% due 06/25/2035		5,562	5,184
5.750% due 02/25/2035		32,482	30,981
7.500% due 10/25/2036		5,532	5,205
7.808% due 04/15/2027		42	42
Structured Mortgage Asset Residential Trust
6.950% due 07/25/2024		33	33
TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037		1,263	694
5.970% due 09/25/2036		5,583	1,213
6.015% due 07/25/2037		2,475	1,513
6.500% due 07/25/2036		9,432	4,223
Thornburg Mortgage Securities Trust
0.465% due 06/25/2047		165,039	164,605
0.945% due 12/25/2033		3,246	3,161
3.013% due 10/25/2043		1,229	1,115
5.520% due 10/25/2046		446,511	435,173
5.554% due 07/25/2036		280,736	278,452
5.666% due 09/25/2047		149,138	110,063
5.800% due 03/25/2037		47,852	42,428
6.152% due 09/25/2037		16,112	15,296
Titan Europe PLC
1.294% due 10/23/2016	GBP	5,874	7,958
UBS Commercial Mortgage Trust
1.138% due 07/15/2024		$32,502	31,350
Unite USAF PLC
1.095% due 03/31/2017	GBP	29,600	44,084
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020		$8,427	7,851
0.332% due 09/15/2021		26,716	25,894
0.417% due 06/15/2049		184,222	160,950
5.088% due 08/15/2041		10	11
5.090% due 07/15/2042		4,713	4,782
5.118% due 07/15/2042		100	111
5.215% due 01/15/2041		450	479
5.308% due 11/15/2048		21,975	24,871
5.342% due 12/15/2043		174,950	189,506
5.416% due 01/15/2045		16,615	18,601
5.500% due 10/15/2048		17,133	17,110
5.509% due 04/15/2047		58,608	64,396
5.678% due 05/15/2046		19,365	22,378
5.887% due 05/15/2043		50	50
5.922% due 05/15/2043		655	748
5.922% due 06/15/2049		3,502	3,607
5.927% due 06/15/2049		18,665	20,400
6.097% due 02/15/2051		20,000	22,503
Wachovia Mortgage Loan Trust LLC
4.581% due 08/20/2035		23,099	19,275
5.008% due 08/20/2035		16,688	13,478
5.359% due 10/20/2035		3,218	3,049
5.790% due 03/20/2037		7,571	6,105
WaMu Mortgage Pass-Through Certificates
0.465% due 07/25/2046 ^		228	25
0.475% due 04/25/2045		14,959	12,121
0.505% due 11/25/2045		33,236	26,459
0.515% due 12/25/2045		916	729
0.525% due 11/25/2045		35,070	25,513
0.535% due 10/25/2045		69,710	56,179
0.535% due 12/25/2045		30,701	24,335
0.548% due 11/25/2034		6,708	5,577
0.555% due 01/25/2045		2,265	1,893
0.558% due 11/25/2034		2,291	1,925
0.565% due 01/25/2045		5,962	5,006
0.575% due 01/25/2045		8,178	6,668
0.608% due 06/25/2044		3,647	2,569
0.655% due 11/25/2045		725	478
0.655% due 12/25/2045		651	429
0.678% due 11/25/2034		1,113	858
0.858% due 02/25/2047		46,601	28,222
0.858% due 03/25/2047		39,523	23,042
0.898% due 01/25/2047		19,327	11,387
0.918% due 04/25/2047		27,093	19,190
0.928% due 05/25/2047		27,495	17,890
0.968% due 12/25/2046		34,151	24,610
0.968% due 07/25/2047		1,065	662
0.978% due 12/25/2046		18,294	10,894
1.087% due 05/25/2046		23,192	18,177

1.127% due 06/25/2046	40,507	30,236
1.147% due 02/25/2046	4,170	3,231
1.158% due 08/25/2046	351	226
1.347% due 11/25/2042	780	675
1.349% due 05/25/2041	37	34
1.547% due 06/25/2042	1,629	1,326
1.547% due 08/25/2042	766	620
2.120% due 03/25/2033	44	44
2.160% due 01/25/2037	11,259	7,567
2.339% due 12/25/2036	7,137	4,923
2.390% due 02/27/2034	9,613	9,602
2.447% due 12/25/2035	39,585	32,239
2.451% due 10/25/2035	4,084	3,462
2.451% due 12/25/2035	25,000	20,086
2.452% due 04/25/2037	7,487	4,858
2.453% due 06/25/2033	8,259	8,348
2.455% due 09/25/2033	2,776	2,799
2.472% due 03/25/2036	25,619	19,292
2.474% due 05/25/2035	78,209	63,684
2.476% due 09/25/2035	37,534	30,045
2.482% due 01/25/2033	365	357
2.483% due 03/25/2035	4,889	4,385
2.500% due 08/25/2034	1,062	1,031
2.506% due 09/25/2036	11,932	8,410
2.517% due 08/25/2035	26,355	23,811
2.524% due 04/25/2035	18,435	15,738
2.546% due 09/25/2033	372	376
2.552% due 02/25/2037 ^	19,337	12,513
2.578% due 03/25/2034	1,859	1,852
2.640% due 05/25/2046	2,376	1,643
2.640% due 07/25/2046	1,964	1,530
2.640% due 08/25/2046	1,190	841
2.640% due 09/25/2046	13,954	10,659
2.640% due 10/25/2046	24,784	18,612
2.640% due 11/25/2046	5,446	4,086
2.640% due 12/25/2046	16,736	12,407
2.655% due 12/25/2036	25,980	17,929
2.713% due 02/25/2037	44,630	32,771
2.756% due 03/25/2037	87,165	70,525
4.997% due 05/25/2037	17,589	12,028
5.057% due 12/25/2035	6,773	5,935
5.113% due 03/25/2036	40,693	35,908
5.152% due 08/25/2036	29,257	21,520
5.178% due 02/25/2037	27,945	19,649
5.388% due 08/25/2036	23,254	19,750
5.505% due 08/25/2035	6,274	5,726
5.910% due 08/25/2046	29,626	25,005
6.000% due 07/25/2034	1,291	1,362
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.922% due 04/25/2047	838	199
1.117% due 05/25/2046	8,821	4,443
6.268% due 07/25/2036	2,050	953
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	3	3
2.207% due 02/25/2033	30	26
2.479% due 01/25/2035	758	733
2.495% due 05/25/2033	144	134
2.742% due 06/25/2033	7,956	7,858
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	5,010	3,939
2.607% due 11/25/2034	2,160	2,113
2.610% due 01/25/2035	3,363	3,203
2.615% due 12/25/2034	48,381	48,102
2.615% due 01/25/2035	1,721	1,552
2.616% due 06/25/2034	32,224	31,678
2.616% due 01/25/2035	15,688	14,024
2.616% due 03/25/2035	10,004	9,040
2.622% due 03/25/2036	165,326	146,222
2.623% due 12/25/2034	2,501	2,530
2.624% due 06/25/2035	88,392	87,829
2.627% due 06/25/2035	10,137	10,170
2.628% due 06/25/2035	3,341	3,347
2.634% due 03/25/2035	1,966	1,846
2.636% due 04/25/2036	505	482
2.637% due 03/25/2036	4,986	3,813
2.647% due 09/25/2034	658	618
2.649% due 09/25/2034	14,813	14,949
2.651% due 02/25/2034	4,737	4,464
2.652% due 10/25/2035	34,931	31,198
2.661% due 10/25/2035	24,380	22,123
2.666% due 03/25/2035	12,389	12,039
2.666% due 04/25/2036	27,503	22,290
2.668% due 03/25/2036	8,033	6,827
2.674% due 06/25/2034	8,945	8,650
2.694% due 05/25/2035	5,438	5,281
2.695% due 06/25/2035	1,098	1,069

2.747% due 08/25/2033		528	534
2.781% due 09/25/2036 ^		9,260	6,855
4.500% due 11/25/2018		13	13
4.563% due 12/25/2033		4,494	4,523
4.610% due 09/25/2033		493	504
4.627% due 01/25/2034		926	938
4.694% due 12/25/2033		491	495
4.718% due 07/25/2034		80	81
5.000% due 06/25/2033		1,348	1,329
5.000% due 03/25/2036		4,473	4,271
5.033% due 03/25/2036		53,793	53,102
5.180% due 10/25/2035		48,606	46,859
5.248% due 05/25/2035		6,889	6,893
5.378% due 03/25/2036		530	487
5.500% due 01/25/2036		10,317	9,578
5.610% due 04/25/2036		34,183	31,744
5.750% due 03/25/2036		12,446	12,021
5.750% due 02/25/2037		1,467	1,348
5.750% due 04/25/2037		11,498	10,222
6.000% due 08/25/2036		11,123	10,245
6.000% due 03/25/2037 ^		9,518	8,801
6.000% due 04/25/2037		4,141	3,788
6.000% due 07/25/2037		54,855	51,892
6.000% due 08/25/2037		33,870	32,282
Windermere CMBS PLC
0.864% due 08/22/2016	EUR	19,709	23,562

Total Mortgage-Backed Securities (Cost $16,672,133)			17,029,659

ASSET-BACKED SECURITIES 1.9%
ACA CLO Ltd.
0.716% due 01/20/2021		$20,000	18,993
Academic Loan Funding Trust
1.044% due 12/27/2022		46,200	46,245
Access Group, Inc.
1.766% due 10/27/2025		57,642	58,035
Accredited Mortgage Loan Trust
4.330% due 06/25/2033		4,878	4,162
4.980% due 10/25/2033		3,418	2,885
ACE Securities Corp.
0.305% due 10/25/2036		26	7
1.220% due 11/25/2033		4,385	3,451
AFC Home Equity Loan Trust
0.955% due 12/22/2027		5	4
Ally Auto Receivables Trust
0.910% due 11/17/2014		4,864	4,876
Alzette European CLO S.A.
0.788% due 12/15/2020		5,104	5,020
Ameriquest Mortgage Securities, Inc.
0.445% due 05/25/2035		2,476	2,454
0.475% due 11/25/2035		118	115
0.548% due 11/25/2034		913	871
4.977% due 11/25/2035		6,674	6,753
AMMC CDO
0.692% due 05/03/2018		14,212	13,998
0.703% due 08/08/2017		47,101	45,802
Amortizing Residential Collateral Trust
0.785% due 06/25/2032		277	231
0.825% due 07/25/2032		97	78
0.945% due 10/25/2031		139	105
Anthracite CDO Ltd.
1.245% due 12/24/2037		5,000	4,894
Aquilae CLO PLC
1.754% due 01/17/2023	EUR	29,057	34,161
Argent Securities, Inc.
0.445% due 10/25/2035		$1,691	1,639
Armstrong Loan Funding Ltd.
1.466% due 08/01/2016		5,915	5,892
Artus Loan Fund Ltd.
1.117% due 02/15/2018		4,840	4,808
Asset-Backed Funding Certificates
0.555% due 12/25/2034		1,336	1,226
0.595% due 06/25/2034		2,432	1,819
1.105% due 12/25/2030		1,952	1,695
1.340% due 05/25/2032		1,369	1,107
Asset-Backed Securities Corp. Home Equity
0.325% due 05/25/2037		1,967	1,497
0.520% due 09/25/2034		2,027	1,779
0.735% due 07/25/2035		2,022	1,992
1.055% due 06/25/2034		19,100	15,110
1.295% due 12/25/2034		10,000	7,520
1.592% due 04/15/2033		519	442
Avoca CLO BV
1.433% due 09/15/2021	EUR	54,741	65,544
BA Credit Card Trust
0.942% due 12/15/2014		$150	150

Babson CLO Ltd.
0.787% due 11/15/2016	8,117	8,018
Bank of America Auto Trust
2.670% due 12/15/2016	13,480	13,644
Bank One Issuance Trust
0.492% due 05/16/2016	500	502
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036	44	44
0.305% due 01/25/2037	229	219
0.315% due 12/25/2036	2,376	2,236
0.325% due 10/25/2036	29	27
0.335% due 06/25/2047	12	11
0.355% due 11/25/2036	959	561
0.395% due 01/25/2037	8,189	7,082
0.405% due 01/25/2037	25,163	11,771
0.415% due 10/25/2036	20,258	13,476
0.425% due 04/25/2036	22,840	21,387
0.435% due 01/25/2047	5,878	5,616
0.445% due 04/25/2037	12,000	7,899
0.525% due 02/25/2036	141	132
0.525% due 04/25/2036	6,724	4,352
0.645% due 11/25/2034	3,744	2,690
0.765% due 07/25/2035	1,556	1,508
0.885% due 12/25/2034	7	6
0.905% due 10/25/2032	3,244	2,803
1.045% due 10/27/2032	967	830
1.245% due 10/25/2037	532	337
1.245% due 11/25/2042	415	357
2.953% due 06/25/2043	1,490	1,429
3.021% due 10/25/2036	278	192
3.183% due 07/25/2036	320	217
BNC Mortgage Loan Trust
0.345% due 05/25/2037	709	641
Callidus Debt Partners Fund Ltd.
0.726% due 04/17/2020	29,868	28,964
Carrington Mortgage Loan Trust
0.345% due 06/25/2037	1,559	1,482
0.365% due 02/25/2037	43	43
0.485% due 10/25/2036	13,800	4,567
0.565% due 10/25/2035	4,574	4,428
0.625% due 12/25/2035	21,844	17,074
Chambers Descendants Trust
12.000% due 08/15/2018 (q)	107,769	107,544
Chase Funding Mortgage Loan Asset-Backed Certificates
0.805% due 02/25/2033	66	58
0.885% due 08/25/2032	894	666
0.905% due 11/25/2032	29	25
0.985% due 10/25/2032	308	261
4.396% due 02/25/2030	197	198
4.499% due 11/25/2034	18	18
Chase Issuance Trust
1.442% due 05/15/2015	100	101
1.968% due 09/15/2015	1,200	1,222
5.120% due 10/15/2014	100	101
Citibank Credit Card Issuance Trust
4.850% due 04/22/2015	125	129
Citibank Omni Master Trust
1.792% due 08/15/2016	50,000	50,094
2.992% due 08/15/2018	59,750	62,775
3.350% due 08/15/2016	65,000	65,239
4.900% due 11/15/2018	175,000	191,189
5.350% due 08/15/2018	25,000	27,319
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036	8	8
0.305% due 05/25/2037	2,602	2,524
0.305% due 07/25/2045	5,491	3,582
0.315% due 05/25/2037	9,595	7,900
0.355% due 08/25/2036	181	173
0.395% due 10/25/2036	8,322	7,872
1.220% due 11/25/2034	19,504	15,150
5.764% due 01/25/2037	2,150	1,393
Columbus Nova CLO Ltd.
0.716% due 05/16/2019	4,870	4,628
Commercial Industrial Finance Corp.
0.726% due 05/10/2021	10,600	10,076
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046	14,626	12,670
Conseco Finance
0.692% due 05/15/2032	145	141
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	144	150
6.681% due 12/01/2033	372	391
7.490% due 07/01/2031	680	664
Conseco Financial Corp.
6.240% due 12/01/2028	311	322
6.870% due 04/01/2030	543	582
7.140% due 01/15/2029	40	43

Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		168	166
0.325% due 10/25/2047		57	57
0.365% due 06/25/2047		40,000	37,366
0.375% due 06/25/2047		5,710	5,411
0.395% due 02/25/2037		32,261	22,854
0.395% due 01/25/2045		23,583	21,913
0.395% due 06/25/2047		50,150	27,837
0.425% due 09/25/2036		5,415	4,968
0.435% due 06/25/2036		14,890	13,632
0.445% due 08/25/2034		1,232	1,118
0.495% due 04/25/2036		15,169	13,882
0.495% due 05/25/2036		12,849	12,404
0.525% due 06/25/2035		40	40
0.535% due 06/25/2036		4,440	1,964
0.535% due 07/25/2036		7,400	2,598
0.535% due 08/25/2036		8,697	3,227
0.545% due 08/25/2035		5,744	4,920
0.545% due 06/25/2036		9,400	4,234
0.585% due 04/25/2036		10,159	6,206
0.585% due 12/25/2036		89	37
0.595% due 05/25/2036		26,200	17,619
0.615% due 11/25/2033		55	52
0.615% due 12/25/2034		4,583	4,049
0.635% due 11/25/2034		5,384	5,012
0.725% due 12/25/2031		350	192
0.745% due 08/25/2047		20,000	17,987
0.775% due 05/25/2035		6,344	6,283
0.845% due 07/25/2035		19,000	14,100
0.985% due 05/25/2032		22	17
1.220% due 11/25/2034		6,000	3,212
4.693% due 10/25/2035		16,325	14,533
4.740% due 10/25/2035		1,912	1,835
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		1,069	843
0.945% due 07/25/2032		54	39
0.985% due 08/25/2032		2,042	1,445
1.045% due 05/25/2043		1,994	1,577
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		179	65
0.315% due 01/25/2037		42	9
0.365% due 07/25/2037		725	577
1.345% due 04/25/2032		344	275
4.831% due 08/25/2035		69	67
6.280% due 05/25/2035		1,793	1,576
CSAB Mortgage-Backed Trust
5.684% due 12/25/2036		3,023	1,900
5.720% due 09/25/2036		3,124	2,146
6.172% due 06/25/2036		4,423	2,822
CSAM Funding
0.907% due 10/15/2016		7,580	7,493
Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029		210	164
Denver Arena Trust
6.940% due 11/15/2019		2,112	2,165
Educational Services of America, Inc.
1.316% due 07/25/2023		52,213	52,512
EFS Volunteer LLC
1.316% due 10/26/2026		33,745	33,696
EMC Mortgage Loan Trust
0.615% due 05/25/2040		58	49
0.695% due 12/25/2042		2,455	1,845
Equity One ABS, Inc.
0.805% due 11/25/2032		6,630	5,434
Eurocredit CDO BV
1.658% due 02/22/2020	EUR	21,549	26,411
First Alliance Mortgage Loan Trust
1.004% due 03/20/2031		$557	453
First CLO Ltd.
0.816% due 07/27/2016		20	20
First Franklin Mortgage Loan Asset-Backed Certificates
0.305% due 10/25/2036		119	119
0.525% due 10/25/2035		3,308	3,260
0.615% due 12/25/2034		73	73
0.645% due 04/25/2035		1,450	1,410
1.145% due 03/25/2034		6,503	5,006
First NLC Trust
0.315% due 08/25/2037		1,630	486
0.515% due 02/25/2036		23,332	19,123
FMAC Loan Receivables Trust
6.500% due 09/15/2020 ^		7	5
Ford Auto Securitization Trust
1.960% due 07/15/2015	CAD	50,000	49,503
Ford Credit Auto Owner Trust
2.980% due 08/15/2014		$5,600	5,682

Fremont Home Loan Trust
0.305% due 01/25/2037		45	41
0.355% due 02/25/2036		18	18
0.575% due 01/25/2036		14,055	7,716
GCO Education Loan Funding Trust
0.547% due 11/25/2020		1,733	1,728
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		13	4
Globaldrive BV
1.981% due 04/20/2018	EUR	16,872	21,636
4.000% due 10/20/2016		103	131
Greenpoint Manufactured Housing
7.270% due 06/15/2029		$547	504
8.300% due 10/15/2026		500	553
Grosvenor Place CLO BV
1.318% due 03/28/2023	EUR	127,000	151,363
GSAA Trust
0.545% due 03/25/2037		$4,631	2,243
0.545% due 05/25/2047		938	562
0.615% due 06/25/2035		10,000	7,861
4.742% due 06/25/2034		141	143
GSAMP Trust
0.315% due 12/25/2036		355	216
0.425% due 11/25/2035		640	71
0.475% due 03/25/2047		10,726	3,515
0.585% due 01/25/2035		415	403
0.915% due 06/25/2035		4,582	4,033
1.095% due 02/25/2047		84,907	66,593
GSC Partners CDO Fund Ltd.
0.847% due 11/20/2016		7,384	7,346
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032		325	323
Gulf Stream Sextant CLO Ltd.
0.697% due 08/21/2020		9,363	9,161
Halcyon Structured Asset Management Long/Short CLO Ltd.
0.691% due 08/07/2021		192,500	186,804
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	21,217	25,942
Hewett’s Island CDO Ltd.
0.708% due 12/05/2018		$4,448	4,133
Home Equity Asset Trust
0.305% due 05/25/2037		2,259	2,225
0.415% due 08/25/2036		6,987	6,377
0.845% due 11/25/2032		154	111
HSBC Asset Loan Obligation
0.305% due 12/25/2036		164	61
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		10,715	10,111
0.404% due 01/20/2036		6,832	6,281
0.514% due 01/20/2035		2,091	1,953
0.534% due 01/20/2034		39,874	36,651
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		349	124
0.295% due 12/25/2036		110	108
ICE EM CLO
1.106% due 08/15/2022		122,000	110,172
Illinois Student Assistance Commission
0.946% due 04/25/2017		1,191	1,193
IMC Home Equity Loan Trust
5.812% due 07/25/2026		58	52
7.310% due 11/20/2028		22	22
7.500% due 04/25/2026		1	1
7.520% due 08/20/2028		17	17
Indymac Residential Asset-Backed Trust
0.495% due 03/25/2036		17,063	14,895
IXIS Real Estate Capital Trust
0.585% due 02/25/2036		487	419
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		1,944	1,640
0.325% due 08/25/2036		463	130
0.325% due 03/25/2037		23	23
0.435% due 05/25/2035		520	466
Jubilee CDO BV
1.368% due 09/20/2022	EUR	18,600	22,502
1.443% due 10/15/2019		7,528	9,312
L.A. Arena Funding LLC
7.656% due 12/15/2026		$194	214
Landmark CDO Ltd.
0.767% due 06/01/2017		2,727	2,662
LCM LP
0.698% due 03/21/2019		17,300	16,464
Lehman ABS Mortgage Loan Trust
0.335% due 06/25/2037		6,291	2,622
Lehman XS Trust
5.420% due 11/25/2035		1,940	1,842

Long Beach Mortgage Loan Trust
0.795% due 06/25/2035		2,225	1,937
0.805% due 10/25/2034		5,242	4,318
Magi Funding PLC
1.314% due 04/11/2021	EUR	69,804	83,245
Magnolia Funding Ltd.
3.000% due 04/20/2017		70,309	89,152
Massachusetts Educational Financing Authority
1.416% due 04/25/2038		$2,793	2,795
MASTR Asset-Backed Securities Trust
0.295% due 01/25/2037		156	32
0.325% due 05/25/2037		261	247
0.475% due 02/25/2036		9,033	8,264
0.545% due 05/25/2037		28,634	21,850
5.471% due 11/25/2035		4,560	4,348
5.719% due 02/25/2036		10,422	10,146
MASTR Specialized Loan Trust
0.645% due 07/25/2034		835	750
Merrill Lynch Mortgage Investors, Inc.
0.365% due 02/25/2037		1,597	497
Mesa Trust Asset-Backed Certificates
1.045% due 12/25/2031		1,371	986
Mid-State Trust
6.005% due 08/15/2037		447	473
7.340% due 07/01/2035		925	963
8.330% due 04/01/2030		2,023	2,036
Morgan Stanley ABS Capital
0.295% due 07/25/2036		369	108
0.305% due 05/25/2037		3,711	2,908
0.345% due 11/25/2036		3,265	2,310
1.045% due 07/25/2037		9,277	8,436
1.100% due 03/25/2034		8,630	6,899
1.145% due 05/25/2034		18,576	14,112
1.190% due 06/25/2034		4,435	3,444
1.245% due 03/25/2033		1,977	1,701
Morgan Stanley Dean Witter Capital
1.520% due 09/25/2032		4,159	3,139
1.595% due 02/25/2033		2,514	2,045
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036		9	3
0.355% due 11/25/2036		188	62
Morgan Stanley Mortgage Loan Trust
0.315% due 01/25/2047		16	14
0.475% due 02/25/2037		1,207	492
0.605% due 04/25/2037		5,282	1,991
5.726% due 10/25/2036		2,366	1,264
5.750% due 11/25/2036		2,708	1,386
5.750% due 04/25/2037		1,481	1,121
6.000% due 07/25/2047		1,648	1,170
Nelnet Student Loan Trust
1.166% due 07/25/2018		30,702	30,832
1.396% due 10/25/2019		5,000	5,041
New Century Home Equity Loan Trust
0.505% due 06/25/2035		810	801
0.515% due 09/25/2035		5,920	5,845
1.130% due 05/25/2034		3,026	2,282
Novastar Home Equity Loan
0.955% due 12/25/2033		1,360	1,195
NYLIM Flatiron CLO Ltd.
0.686% due 08/08/2020		10,750	10,296
Oakwood Mortgage Investors, Inc.
7.650% due 04/15/2027		404	403
Octagon Investment Partners Ltd.
0.827% due 12/02/2016		6,019	5,968
Option One Mortgage Loan Trust
0.305% due 07/25/2037		19	19
Ownit Mortgage Loan Asset-Backed Certificates
0.395% due 05/25/2037		31,373	14,980
Pacifica CDO Ltd.
0.817% due 02/15/2017		28,361	28,106
Panhandle-Plains Higher Education Authority, Inc.
1.591% due 10/01/2035		34,961	35,526
Park Place Securities, Inc.
0.505% due 09/25/2035		247	231
0.895% due 10/25/2034		10,700	8,864
Penta CLO S.A.
1.166% due 06/04/2024	EUR	58,970	67,919
Popular ABS Mortgage Pass-Through Trust
0.335% due 01/25/2037		$4	4
0.335% due 06/25/2047		12,889	10,277
Primus CLO Ltd.
0.699% due 07/15/2021		163,977	153,427
RAAC Series
0.645% due 06/25/2047		1,700	919
1.445% due 09/25/2047		10,644	8,724

Renaissance Home Equity Loan Trust
0.605% due 11/25/2034		512	387
0.745% due 12/25/2033		295	252
0.945% due 08/25/2032		104	79
5.565% due 02/25/2036		13	11
Residential Asset Mortgage Products, Inc.
5.072% due 04/25/2034		1,965	1,996
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^		5	3
1.070% due 07/25/2034		2,311	1,491
Residential Mortgage Loan Trust
1.745% due 09/25/2029		12	11
RMF Euro CDO S.A.
1.453% due 09/11/2022	EUR	17,403	20,878
SACO, Inc.
0.365% due 05/25/2036		$518	508
0.665% due 03/25/2036		127	62
0.745% due 12/25/2035		135	81
Salomon Brothers Mortgage Securities, Inc.
0.805% due 09/25/2028		957	853
Saxon Asset Securities Trust
0.765% due 08/25/2032		25	25
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		186	155
0.305% due 12/25/2036 ^		350	76
0.375% due 05/25/2037 ^		1,373	708
Sherwood Castle Funding PLC
0.872% due 03/15/2016	EUR	18,000	22,270
1.131% due 06/15/2016	GBP	5,200	7,940
SLC Student Loan Trust
0.667% due 05/15/2018		$33,273	33,267
1.368% due 06/15/2021		4,300	4,341
4.750% due 06/15/2033		27,634	26,557
SLM Student Loan Trust
0.466% due 07/25/2017		8,142	8,114
0.546% due 10/25/2021		14,169	14,119
0.556% due 10/25/2022		2,300	2,293
0.576% due 04/25/2017		253	252
0.596% due 01/25/2019		5,072	5,054
0.606% due 04/25/2017		5,671	5,671
0.608% due 03/15/2017		1,585	1,579
0.616% due 01/25/2021		126,367	126,216
0.636% due 04/27/2020		10,107	10,083
0.796% due 01/25/2022		12,000	11,437
0.801% due 10/26/2026	EUR	2,500	2,855
0.922% due 12/15/2023		161	191
0.932% due 09/15/2021		12,601	15,598
0.932% due 06/17/2024		31,993	37,861
0.966% due 10/25/2017		$71,276	71,268
0.981% due 10/25/2023	EUR	71,068	84,162
1.016% due 10/25/2017		$124	125
1.116% due 04/25/2019		700	697
1.216% due 01/25/2019		40,000	40,126
1.216% due 04/25/2023		20,000	20,061
1.366% due 07/25/2023		700	701
1.566% due 10/25/2016		1,087	1,097
1.566% due 07/25/2023		5,000	5,051
1.668% due 12/15/2033		30,082	29,801
1.766% due 01/25/2018		1,490	1,524
1.966% due 04/25/2023		982,480	1,015,604
2.162% due 08/15/2016		8,120	8,148
2.166% due 07/25/2023		2,100	2,188
2.492% due 06/16/2042		18,000	17,358
2.892% due 12/16/2019		42,483	43,157
3.200% due 05/16/2044		4,902	5,061
3.492% due 05/16/2044		54,882	56,947
3.500% due 08/17/2043		91,867	90,375
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		1,412	387
0.325% due 06/25/2037		661	550
0.495% due 08/25/2037		3,828	1,353
0.545% due 11/25/2035		10	9
South Carolina Student Loan Corp.
1.017% due 03/01/2018		1,701	1,701
1.217% due 03/02/2020		700	699
1.467% due 09/03/2024		600	602
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038		810	739
0.345% due 11/25/2037		1,953	1,190
0.595% due 09/25/2036		5,000	4,544
0.925% due 01/25/2034		23	18
Stone Tower CLO Ltd.
0.696% due 04/17/2021		5,000	4,702
Stony Hill CDO Ltd.
1.032% due 10/15/2013		69	68

Structured Asset Investment Loan Trust
0.605% due 10/25/2035		9,804	8,052
0.945% due 04/25/2033		2,194	1,840
Structured Asset Securities Corp.
0.325% due 01/25/2037		1,253	1,250
0.345% due 01/25/2037		411	250
0.355% due 01/25/2037		10,000	8,922
0.385% due 05/25/2047		9,438	6,685
0.395% due 05/25/2037		793	774
0.455% due 09/25/2035		299	297
0.545% due 06/25/2035		4,609	3,134
0.645% due 05/25/2034		16	14
0.825% due 01/25/2033		4,602	3,947
1.745% due 04/25/2035		19,300	16,499
4.910% due 06/25/2033		76	75
5.180% due 10/25/2034		2,990	2,930
Symphony CLO Ltd.
0.707% due 05/15/2019		82,500	80,104
Toyota Auto Receivables Owner Trust
1.270% due 12/16/2013		6,246	6,261
Wachovia Loan Trust
0.605% due 05/25/2035		2,134	1,679
Whitney CLO Ltd.
0.757% due 03/01/2017		1,483	1,473
Wind River CLO Ltd.
0.798% due 12/19/2016		7,129	6,945
WMC Mortgage Loan Pass-Through Certificates
0.922% due 05/15/2030		2,218	2,020
Wood Street CLO BV
1.347% due 03/29/2021	EUR	37,064	45,128

Total Asset-Backed Securities (Cost $5,123,728)			5,102,650

SOVEREIGN ISSUES 7.3%
1Malaysia Sukuk Global Bhd.
3.928% due 06/04/2015		$34,300	36,424
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	46,200	60,922
5.500% due 07/12/2020		$8,200	9,358
6.369% due 06/16/2018		10,000	11,775
6.500% due 06/10/2019		5,000	5,987
Brazil Government International Bond
10.250% due 01/10/2028	BRL	3,300	2,050
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017		9,975,825	5,100,103
10.000% due 01/01/2021		649,216	324,817
Canada Housing Trust
2.650% due 03/15/2022	CAD	79,900	81,183
3.350% due 12/15/2020		212,700	228,799
3.800% due 06/15/2021		844,500	939,624
Hydro Quebec
0.813% due 09/28/2012 (h)		$5,600	4,434
8.400% due 01/15/2022		150	218
Indonesia Government International Bond
6.750% due 03/10/2014		5,000	5,362
6.875% due 03/09/2017		3,000	3,502
7.250% due 04/20/2015		12,800	14,400
7.500% due 01/15/2016		21,037	24,377
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (g)	EUR	111,479	110,951
Korea Development Bank
0.747% due 11/22/2012		$9,900	9,872
3.250% due 03/09/2016		9,800	10,168
3.500% due 08/22/2017		14,000	14,657
4.000% due 09/09/2016		20,000	21,389
4.375% due 08/10/2015		8,000	8,548
8.000% due 01/23/2014		41,900	45,819
Korea Housing Finance Corp.
4.125% due 12/15/2015		95,800	101,843
Mexico Government International Bond
4.250% due 07/14/2017	EUR	48,600	66,300
6.000% due 06/18/2015	MXN	2,213,000	172,065
6.250% due 06/16/2016		7,131,300	563,540
6.500% due 06/10/2021		3,625,900	295,341
6.500% due 06/09/2022		1,976,000	160,793
7.750% due 12/14/2017		320,000	27,246
7.750% due 05/29/2031		330,000	27,907
8.000% due 06/11/2020		363,100	32,281
10.000% due 12/05/2024		9,886,700	1,040,319
Netherlands Government Bond
0.750% due 04/15/2015	EUR	175,000	223,004
3.750% due 07/15/2014		239,000	323,537
4.000% due 07/15/2018		23,800	34,447
4.000% due 07/15/2019		10,600	15,477
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	10,000	12,006

Panama Government International Bond
7.250% due 03/15/2015		$20,700	23,701
Province of British Columbia
3.250% due 12/18/2021	CAD	42,400	44,096
3.700% due 12/18/2020		10,000	10,786
4.300% due 06/18/2042		36,600	42,821
Province of Ontario
1.600% due 09/21/2016		$8,200	8,360
2.450% due 06/29/2022		10,000	9,901
3.000% due 07/16/2018		17,300	18,617
3.150% due 06/02/2022	CAD	763,100	774,457
4.000% due 10/07/2019		$34,655	39,474
4.000% due 06/02/2021	CAD	1,234,800	1,343,939
4.200% due 03/08/2018		77,400	84,736
4.200% due 06/02/2020		560,000	617,443
4.300% due 03/08/2017		415,300	452,871
4.400% due 06/02/2019		204,875	228,128
4.400% due 04/14/2020		$18,900	22,022
4.600% due 06/02/2039	CAD	120,460	141,929
4.650% due 06/02/2041		282,000	339,348
4.700% due 06/02/2037		48,400	57,251
5.500% due 06/02/2018		71,100	82,750
5.600% due 06/02/2035		75,000	98,623
5.850% due 03/08/2033		165,000	220,527
6.200% due 06/02/2031		5,000	6,848
6.500% due 03/08/2029		26,200	36,424
7.600% due 06/02/2027		20,000	29,922
Province of Quebec
2.750% due 08/25/2021		$168,900	175,200
3.500% due 07/29/2020		4,000	4,411
3.500% due 12/01/2022	CAD	304,853	315,282
4.250% due 12/01/2021		594,300	654,440
4.500% due 12/01/2016		20,700	22,652
4.500% due 12/01/2017		102,300	113,183
4.500% due 12/01/2018		255,500	284,638
4.500% due 12/01/2019		357,000	399,099
4.500% due 12/01/2020		1,247,900	1,397,933
4.625% due 05/14/2018		$1,000	1,171
5.000% due 12/01/2041	CAD	25,000	31,083
5.750% due 12/01/2036		25,000	33,133
7.500% due 09/15/2029		$210	324
Qatar Government International Bond
4.000% due 01/20/2015		65,000	68,640
5.150% due 04/09/2014		9,100	9,669
5.250% due 01/20/2020		85,200	98,662
Republic of Korea
5.750% due 04/16/2014		10,000	10,782
Russia Government International Bond
3.250% due 04/04/2017		171,400	172,898
7.500% due 03/31/2030		152,669	183,675
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012		1,900	1,903
3.375% due 05/05/2014		4,500	4,684
South Africa Government International Bond
8.250% due 09/15/2017	ZAR	331,400	43,503
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$74,350	77,126
5.450% due 11/22/2017		81,000	83,996
6.800% due 11/22/2025		1,300	1,366
6.902% due 07/09/2020		51,400	55,806

Total Sovereign Issues (Cost $18,890,787)			19,151,078

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (h)		29,020	32,648

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		8,712,560	13,069
6.250% due 07/15/2033		475,440	713
United Technologies Corp.
7.500% due 08/01/2015		200,000	10,538

			24,320

UTILITIES 0.0%
PPL Corp.
8.750% due 05/01/2014		209,500	11,202

Total Convertible Preferred Securities (Cost $54,388)			68,170

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Ally Financial, Inc.
7.250% due 02/07/2033	2,654,829	63,265
7.300% due 03/09/2031	1,573,542	37,230
7.350% due 08/08/2032	517,462	12,352
Citigroup Capital
7.875% due 10/30/2040	900,000	24,561
Citigroup, Inc.
6.150% due 12/15/2012	1,190,000	4,449
Santander Finance Preferred S.A.U.
10.500% due 09/29/2014 (h)	1,200,000	31,572
SLM Corp. CPI Linked Security
4.651% due 03/15/2017	4,700	111

Total Preferred Securities (Cost $175,932)		173,540

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 6.8%
CERTIFICATES OF DEPOSIT 0.3%
Abbey National Treasury Services PLC
1.572% due 04/25/2013	$26,570	26,135
1.824% due 06/10/2013	55,500	54,466
Banco Bradesco S.A.
1.954% due 01/24/2013	175,300	176,312
Banco do Brasil S.A.
0.000% due 08/15/2012	66,000	65,936
0.000% due 03/26/2013	5,200	5,166
Bank of Nova Scotia
0.766% due 10/18/2012	1,500	1,501
0.770% due 08/09/2012	47,700	47,704
Itau Unibanco Holding S.A.
0.000% due 11/05/2012	220,100	218,869
0.000% due 11/06/2012	108,600	108,605
0.000% due 11/13/2012	103,800	103,805

		808,499

COMMERCIAL PAPER 0.1%
BP Capital Markets PLC
0.648% due 01/11/2013	6,700	6,690
British Telecommunications PLC
1.730% due 06/05/2013	50,000	49,398
Commonwealth Edison Co.
0.450% due 07/11/2012	11,000	10,999
0.470% due 07/11/2012	8,900	8,899
Dominion Resources, Inc.
0.390% due 07/11/2012	10,000	9,999
Pacific Gas & Electric Co.
0.430% due 07/09/2012	15,000	14,999
0.430% due 07/11/2012	20,000	19,998
0.430% due 07/16/2012	30,000	29,995
0.430% due 07/26/2012	40,000	39,988
Spectra Energy Capital LLC
0.440% due 07/09/2012	4,200	4,200
0.450% due 07/02/2012	3,500	3,500
0.460% due 07/02/2012	8,200	8,200
0.460% due 07/03/2012	30,000	30,000
0.460% due 07/09/2012	5,830	5,829
Virginia Electric and Power Co.
0.420% due 07/11/2012	25,000	24,997
0.430% due 07/11/2012	13,000	12,999

		280,690

REPURCHASE AGREEMENTS 0.5%
Banc of America Securities LLC
0.170% due 07/02/2012	101,600	101,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $103,701. Repurchase proceeds are $101,601)
0.190% due 07/02/2012	1,500	1,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,535. Repurchase proceeds are $1,500)
Citigroup Global Markets, Inc.
0.160% due 07/02/2012	16,700	16,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $17,084. Repurchase proceeds are $16,700)
0.200% due 07/02/2012	2,800	2,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $2,864. Repurchase proceeds are $2,800)

Credit Suisse Securities (USA) LLC
0.200% due 07/02/2012		221,000	221,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% due 06/15/2013 valued at $226,205. Repurchase proceeds are $221,004.)
Goldman Sachs Group, Inc. (The)
0.180% due 07/17/2012		4,900	4,900
(Dated 06/22/2012. Collateralized by Fannie Mae 4.500% due 08/01/2039 valued at $5,070. Repurchase proceeds are $4,900.)
JPMorgan Securities, Inc.
0.190% due 07/02/2012		607,600	607,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% - 3.250% due 01/31/2017 - 02/15/2019 valued at $621,803. Repurchase proceeds are $607,610.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		184,900	184,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 3.750% - 6.125% due 11/15/2027 - 08/15/2041 valued at $188,332. Repurchase proceeds are $184,903.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		50,191	50,191

(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 1.750% due 08/22/2012 valued at $7,180 and U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $42,296 and U.S. Treasury Notes 2.625% due 12/31/2014 valued at $1,721. Repurchase proceeds are $50,191.)

			1,191,191

SHORT-TERM NOTES 0.0%
Export-Import Bank of Korea
2.000% due 10/21/2012		40,100	40,174
Pacific Gas & Electric Co.
0.917% due 11/20/2012		48,900	48,985

			89,159

JAPAN TREASURY BILLS 2.5%
0.099% due 07/20/2012 - 10/01/2012 (e)	JPY	522,450,000	6,535,172

MEXICO TREASURY BILLS 0.8%
4.467% due 07/05/2012 - 10/18/2012 (e)	MXN	29,273,162	2,179,233

U.S. TREASURY BILLS 0.0%
0.175% due 08/23/2012 - 06/27/2013 (e)(k)		$45,530	45,456

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (i) 2.6%
PIMCO Short-Term Floating NAV Portfolio		236,444,896	2,369,178
PIMCO Short-Term Floating NAV Portfolio III		462,814,345	4,629,532

			6,998,710

Total Short-Term Instruments (Cost $18,093,175)			18,128,110

Total Investments 126.6% (Cost $325,566,298)			$334,502,102
Written Options (p) (0.1%) (Premiums $1,322,114)			(346,053)
Other Assets and Liabilities (Net) (26.5%)			(69,964,217)

Net Assets 100.0%			$264,191,832

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind bond security.

(e)	Coupon represents a weighted average yield to maturity.

(f)	Security becomes interest bearing at a future date.

(g)	Principal amount of security is adjusted for inflation.

(h)	Perpetual maturity, date shown represents next contractual call date.

(i)	Affiliated to the Fund.

(j)	Securities with an aggregate market value of $1,418 and cash of $150 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(k)	Securities with an aggregate market value of $284,047 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(l)	On June 30, 2012, securities valued at $888,909 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount		Payable for Reverse Repurchase Agreements
BCY	(1.150%)	05/04/2012	02/22/2014		$985	$(983)
	(1.000%)	05/23/2012	04/19/2014		1,510	(1,508)
	(0.750%)	06/20/2012	06/19/2014		2,389	(2,388)
BRC	(0.250%)	04/04/2012	04/03/2014	GBP	3,796	(5,941)
FOB	(2.250%)	03/15/2012	03/15/2014		$2,836	(2,820)
	(1.750%)	06/07/2012	06/06/2014		3,857	(3,853)
	(0.150%)	06/29/2012	07/02/2012		221,000	(220,998)
JPS	(0.030%)	06/29/2012	07/02/2012		643,297	(643,295)
SAL	(1.250%)	06/19/2012	06/19/2014		12,781	(12,776)

						$(894,562)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $497,059 at a weighted average interest rate of (0.306%).

(m)	Securities with an aggregate market value of $334,248 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	34,231	$10,117
90-Day Eurodollar March Futures	Long	03/2015	41,350	15,090
90-Day Eurodollar September Futures	Long	09/2015	6,573	4,017
Euro-Bund 10-Year Bond September Futures	Short	09/2012	5,087	10,074
U.S. Treasury 10-Year Note September Futures	Long	09/2012	206,981	84,796

				$124,094

(n)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,558,808 and cash of $60 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%)	12/20/2016	$610,512	$13,673	$2,507
CDX.HY-18 5-Year Index	(5.000%)	06/20/2017	1,087,218	37,231	(7,873)
CDX.IG-17 5-Year Index	(1.000%)	12/20/2016	5,000	6	7
CDX.IG-18 5-Year Index	(1.000%)	06/20/2017	8,946,950	49,635	85,262

				$100,545	$79,903

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$5,292,900	$21,752	$21,905
Receive	3-Month USD-LIBOR	4.250%	06/15/2041	5,972,700	(2,300,695)	(595,231)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	4,137,700	(222,749)	(368,742)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	300,000	4,023	2,040

					$(2,497,669)	$(940,028)

(o)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.709%		$1,550	$44	$28	$16
Barclays Bank PLC	BPS	(3.000%	)	06/20/2021	4.317%		6,000	544	909	(365)
Centex Corp.	BRC	(5.000%	)	06/20/2014	1.437%		13,200	(937)	(689)	(248)
Centex Corp.	BRC	(1.000%	)	06/20/2014	1.437%		31,000	253	1,524	(1,271)
Centex Corp.	DUB	(1.000%	)	12/20/2017	2.369%		2,500	169	(9)	178
Centex Corp.	GST	(1.000%	)	06/20/2014	1.437%		1,500	12	20	(8)
Countrywide Financial Corp.	BRC	(1.000%	)	06/20/2016	3.234%		10,000	826	1,227	(401)
Countrywide Financial Corp.	GST	(1.000%	)	06/20/2016	3.234%		9,500	784	1,203	(419)
Credit Agricole S.A.	MYC	(1.000%	)	03/20/2014	2.396%		200	5	6	(1)
CRH America, Inc.	CBK	(2.590%	)	09/20/2018	2.677%		10,000	39	0	39
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.475%		5,000	84	459	(375)
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2016	1.541%		6,000	122	440	(318)
D.R. Horton, Inc.	DUB	(1.000%	)	03/20/2016	1.475%		3,700	63	374	(311)
D.R. Horton, Inc.	GST	(1.000%	)	03/20/2014	0.826%		5,000	(17)	335	(352)
D.R. Horton, Inc.	GST	(1.000%	)	09/20/2014	0.974%		3,000	(3)	163	(166)
D.R. Horton, Inc.	JPM	(1.000%	)	03/20/2015	1.174%		10,000	44	538	(494)
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.734%		6,200	254	574	(320)
Domtar Corp.	SOG	(5.000%	)	09/20/2016	1.606%		31,500	(4,389)	(3,957)	(432)
ERAC USA Finance LLC	JPM	(2.700%	)	12/20/2012	0.284%		10,000	(125)	789	(914)
Foster’s Finance Corp.	BRC	(2.140%	)	12/20/2014	0.364%		6,000	(268)	0	(268)
Frontier Communications Corp.	BRC	(5.000%	)	03/20/2013	1.296%		10,000	(285)	(602)	317
Gap, Inc.	BOA	(5.000%	)	06/20/2021	2.704%		27,000	(4,619)	(3,355)	(1,264)
Gap, Inc.	FBF	(1.000%	)	06/20/2021	2.704%		5,000	627	857	(230)
Gap, Inc.	GST	(5.000%	)	06/20/2021	2.704%		8,000	(1,368)	(940)	(428)
Goldman Sachs Group, Inc.	BOA	(1.000%	)	06/20/2018	2.772%		4,400	405	233	172
Goldman Sachs Group, Inc.	JPM	(1.000%	)	06/20/2018	2.772%		7,000	644	377	267
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	1.628%		33,000	825	1,130	(305)
Hanson Building Materials, Inc.	BPS	(1.000%	)	09/20/2016	1.680%		20,000	542	553	(11)
Hanson PLC	BRC	(1.000%	)	09/20/2016	1.680%		20,000	542	3,056	(2,514)
Intesa Sanpaolo SpA	JPM	(3.000%	)	09/20/2015	4.436%		6,000	244	192	52
iStar Financial, Inc.	MYC	(0.600%	)	12/20/2013	7.313%		10,000	896	0	896
Jones Group, Inc.	DUB	(1.000%	)	12/20/2014	3.046%		44,710	2,157	1,423	734
KB Home	BPS	(1.000%	)	06/20/2015	4.885%		5,000	526	465	61
KB Home	BRC	(5.000%	)	06/20/2015	4.885%		12,300	(59)	(936)	877
KB Home	DUB	(1.000%	)	03/20/2014	3.731%		3,000	136	249	(113)
KB Home	GST	(1.000%	)	03/20/2014	3.731%		7,000	316	329	(13)
KeySpan Corp.	JPM	(0.450%	)	06/20/2013	0.136%		6,900	(23)	65	(88)
Manpower, Inc.	GST	(2.500%	)	06/20/2013	0.572%	EUR	45,500	(1,134)	(2,684)	1,550
Marks & Spencer PLC	RYL	(0.950%	)	12/20/2017	2.201%		$2,200	137	400	(263)
MDC Holdings, Inc.	BOA	(1.000%	)	12/20/2014	0.958%		3,000	(4)	0	(4)
MDC Holdings, Inc.	BPS	(1.250%	)	12/20/2014	0.979%		9,000	(64)	0	(64)
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	2.032%		7,000	(264)	(126)	(138)
Office Depot, Inc.	SOG	(5.000%	)	09/20/2013	2.032%		16,000	(604)	(849)	245
Packaging Corp. of America	FBF	(0.940%	)	09/20/2013	0.292%		10,000	(83)	0	(83)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	6.327%		9,800	510	(677)	1,187
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2014	1.893%		35,000	518	1,578	(1,060)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2014	1.893%		15,400	(838)	(200)	(638)
PulteGroup, Inc.	BRC	(5.000%	)	03/20/2015	2.427%		9,200	(634)	39	(673)
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.550%		1,500	(35)	(17)	(18)
Rohm & Haas Co.	BOA	(0.700%	)	09/20/2017	0.562%		13,425	(98)	0	(98)
Rohm & Haas Co.	BPS	(1.600%	)	09/20/2017	0.562%		4,665	(250)	0	(250)
Rohm & Haas Co.	BPS	(1.000%	)	09/20/2017	0.550%		30,000	(699)	(437)	(262)
Rohm & Haas Co.	CBK	(0.540%	)	09/20/2017	0.562%		7,000	7	0	7
Rohm & Haas Co.	MYC	(1.000%	)	09/20/2017	0.550%		17,000	(396)	(527)	131
RPM International, Inc.	BOA	(1.030%	)	03/20/2018	1.346%		9,000	151	400	(249)
RPM International, Inc.	BRC	(1.460%	)	03/20/2018	1.346%		2,800	(19)	0	(19)
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.318%		15,000	253	219	34
Ryland Group, Inc.	BPS	(5.000%	)	06/20/2020	3.250%		9,000	(1,042)	(1,621)	579
Ryland Group, Inc.	BRC	(5.000%	)	03/20/2015	1.736%		12,900	(1,142)	(39)	(1,103)
Ryland Group, Inc.	DUB	(5.000%	)	06/20/2020	3.250%		7,200	(834)	0	(834)
Santander International Debt S.A.	BPS	(3.000%	)	03/20/2015	3.955%		17,500	402	141	261
Sealed Air Corp.	BOA	(1.060%	)	09/20/2013	0.754%		9,250	(38)	517	(555)
Tate & Lyle International Finance PLC	BRC	(1.250%	)	12/20/2014	0.435%		12,000	(247)	0	(247)
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	06/20/2016	4.903%		5,000	667	300	367
Telefonica Emisiones S.A.U.	CBK	(1.000%	)	09/20/2017	5.051%		10,000	1,718	730	988
Toll Brothers Finance Corp.	BOA	(1.000%	)	12/20/2019	1.892%		7,000	414	251	163
Toll Brothers Finance Corp.	BPS	(1.000%	)	06/20/2015	1.031%		10,000	5	262	(257)
Toll Brothers Finance Corp.	DUB	(1.000%	)	12/20/2019	1.892%		3,000	177	262	(85)
Universal Corp.	DUB	(1.000%	)	12/20/2014	0.888%		33,000	(102)	580	(682)
UST LLC	BRC	(0.700%	)	03/20/2018	0.391%		24,000	(419)	0	(419)
UST LLC	CBK	(1.000%	)	03/20/2018	0.383%		2,500	(87)	(133)	46
UST LLC	DUB	(1.000%	)	03/20/2018	0.383%		1,500	(52)	(74)	22
VTB Bank OJSC Via VTB Capital S.A.	BRC	(2.150%	)	05/20/2013	1.307%		15,000	(151)	6,476	(6,627)

								$(5,267)	$11,801	$(17,068)

Credit Default Swaps on Corporate, Sovereign, U.S. Municipal and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	BOA	5.000%	12/20/2012	1.586%	$15,000	$270	$(50)	$320
Ally Financial, Inc.	BRC	5.000%	09/20/2012	1.585%	10,000	95	(103)	198
Ally Financial, Inc.	DUB	5.000%	09/20/2012	1.585%	9,600	91	(91)	182
Ally Financial, Inc.	DUB	5.000%	09/20/2013	2.114%	15,000	549	477	72
Ally Financial, Inc.	DUB	5.000%	12/20/2013	2.476%	25,000	953	734	219
Ally Financial, Inc.	DUB	5.000%	06/20/2014	2.922%	35,000	1,439	1,262	177
Ally Financial, Inc.	DUB	5.000%	06/20/2015	3.456%	10,000	441	461	(20)
Ally Financial, Inc.	DUB	5.000%	12/20/2016	3.798%	2,400	116	(34)	150
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.841%	62,300	3,014	(3,894)	6,908
Ally Financial, Inc.	GST	5.000%	12/20/2012	1.586%	10,000	180	(125)	305
Ally Financial, Inc.	GST	5.000%	09/20/2013	2.114%	15,000	548	443	105
Ally Financial, Inc.	GST	5.000%	12/20/2013	2.476%	15,000	572	504	68
Ally Financial, Inc.	GST	5.000%	06/20/2014	2.922%	45,000	1,851	1,871	(20)
American International Group, Inc.	GST	1.000%	12/20/2020	2.597%	6,600	(714)	(1,708)	994
American International Group, Inc.	MYC	1.000%	12/20/2020	2.597%	4,000	(433)	(988)	555
Australia and New Zealand Banking Group Ltd.	DUB	1.000%	06/20/2017	1.626%	12,100	(352)	(516)	164
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%	53,200	843	610	233
Australia Government Bond	BRC	1.000%	06/20/2017	0.682%	48,400	767	604	163
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%	12,700	201	144	57
Australia Government Bond	DUB	1.000%	03/20/2015	0.270%	71,200	1,440	1,367	73
Australia Government Bond	DUB	1.000%	03/20/2016	0.430%	78,800	1,687	1,773	(86)
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%	23,900	499	207	292
Australia Government Bond	DUB	1.000%	06/20/2017	0.682%	2,800	44	33	11
Australia Government Bond	GST	1.000%	06/20/2016	0.472%	7,400	156	178	(22)
Australia Government Bond	GST	1.000%	09/20/2016	0.508%	24,100	503	221	282
Australia Government Bond	GST	1.000%	06/20/2017	0.682%	43,600	690	457	233
Australia Government Bond	JPM	1.000%	06/20/2016	0.472%	25,000	529	570	(41)
Australia Government Bond	JPM	1.000%	09/20/2016	0.508%	22,500	470	411	59
Australia Government Bond	JPM	1.000%	06/20/2017	0.682%	35,000	555	347	208
Australia Government Bond	MYC	1.000%	06/20/2016	0.472%	22,000	465	525	(60)
Australia Government Bond	MYC	1.000%	06/20/2017	0.682%	25,000	396	274	122
Australia Government Bond	RYL	1.000%	06/20/2015	0.301%	14,200	300	385	(85)
Australia Government Bond	UAG	1.000%	03/20/2015	0.270%	50,000	1,011	693	318
Australia Government Bond	UAG	1.000%	06/20/2015	0.301%	900	19	24	(5)
Australia Government Bond	UAG	1.000%	09/20/2016	0.508%	8,100	169	148	21
Australia Government Bond	UAG	1.000%	06/20/2017	0.682%	42,900	679	526	153
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%	900	(1)	(38)	37
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2013	0.550%	25,000	118	156	(38)
Berkshire Hathaway Finance Corp.	BOA	1.000%	09/20/2013	0.591%	5,000	26	32	(6)
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%	162,200	154	(2,827)	2,981
Berkshire Hathaway Finance Corp.	BOA	1.000%	12/20/2015	1.113%	20,000	(71)	(298)	227
Berkshire Hathaway Finance Corp.	BOA	1.000%	06/20/2017	1.368%	25,000	(428)	(408)	(20)
Berkshire Hathaway Finance Corp.	BPS	1.000%	03/20/2015	0.977%	25,000	24	(468)	492
Berkshire Hathaway Finance Corp.	BRC	1.012%	09/20/2013	0.604%	20,000	107	0	107
Berkshire Hathaway Finance Corp.	BRC	1.000%	03/20/2015	0.977%	65,000	62	(1,169)	1,231
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2015	0.977%	25,000	24	(434)	458
Berkshire Hathaway Finance Corp.	CBK	1.000%	03/20/2016	1.162%	22,400	(124)	(253)	129
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.575%	4,400	(178)	(184)	6
Berkshire Hathaway Finance Corp.	DUB	1.000%	09/20/2013	0.591%	15,700	84	77	7
Berkshire Hathaway Finance Corp.	DUB	1.000%	12/20/2014	0.926%	25,000	53	(495)	548
Berkshire Hathaway Finance Corp.	DUB	1.000%	03/20/2015	0.977%	65,000	62	(932)	994
Berkshire Hathaway Finance Corp.	FBF	1.000%	06/20/2017	1.368%	25,000	(428)	(384)	(44)
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.977%	111,400	105	(1,718)	1,823
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2015	1.021%	30,000	(8)	(962)	954
Berkshire Hathaway Finance Corp.	GST	1.000%	12/20/2015	1.113%	60,000	(211)	(1,275)	1,064
Berkshire Hathaway Finance Corp.	GST	1.000%	06/20/2017	1.368%	19,800	(339)	(469)	130
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2021	1.600%	25,000	(1,134)	(863)	(271)
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2015	1.021%	20,000	(5)	(816)	811
Berkshire Hathaway Finance Corp.	JPM	1.000%	12/20/2015	1.113%	15,000	(52)	(463)	411
Berkshire Hathaway Finance Corp.	JPM	1.000%	06/20/2017	1.368%	30,000	(513)	(652)	139
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2017	1.403%	20,000	(391)	(496)	105
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.600%	5,900	(267)	(237)	(30)
Berkshire Hathaway Finance Corp.	MYC	1.000%	03/20/2015	0.977%	77,000	73	(1,445)	1,518
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.977%	3,300	3	(60)	63
BP Capital Markets America, Inc.	CBK	1.000%	06/20/2017	1.132%	12,000	(72)	0	(72)
BP Capital Markets America, Inc.	DUB	1.000%	12/20/2013	0.617%	900	5	8	(3)
BP Capital Markets America, Inc.	FBF	1.000%	06/20/2017	1.132%	10,500	(63)	(5)	(58)
Brazil Government International Bond	BOA	1.710%	05/20/2013	0.602%	15,000	179	0	179
Brazil Government International Bond	BOA	1.000%	09/20/2015	1.171%	34,600	(176)	(407)	231
Brazil Government International Bond	BOA	1.950%	04/20/2016	1.285%	300	9	0	9
Brazil Government International Bond	BOA	1.000%	06/20/2016	1.310%	24,600	(286)	(71)	(215)
Brazil Government International Bond	BOA	1.000%	03/20/2021	1.833%	7,800	(498)	(355)	(143)
Brazil Government International Bond	BOA	1.000%	09/20/2021	1.859%	15,000	(1,032)	(951)	(81)
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%	56,200	(1,296)	(671)	(625)
Brazil Government International Bond	BRC	1.620%	03/20/2013	0.537%	20,900	263	0	263

Brazil Government International Bond	BRC	1.000%	03/20/2015	1.094%	75,000	(165)	(1,413)	1,248
Brazil Government International Bond	BRC	1.000%	06/20/2015	1.136%	127,100	(464)	(1,967)	1,503
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%	240,700	(1,223)	(2,853)	1,630
Brazil Government International Bond	BRC	1.000%	12/20/2015	1.224%	105,000	(764)	(514)	(250)
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%	64,790	(612)	(514)	(98)
Brazil Government International Bond	BRC	1.000%	06/20/2016	1.310%	25,000	(290)	(60)	(230)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.345%	25,000	(345)	(719)	374
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%	25,000	(423)	(871)	448
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%	89,900	(2,073)	(1,036)	(1,037)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%	13,000	34	35	(1)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%	21,000	(107)	(330)	223
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%	119,600	(1,130)	(943)	(187)
Brazil Government International Bond	CBK	1.000%	12/20/2016	1.400%	25,000	(423)	(871)	448
Brazil Government International Bond	CBK	1.000%	03/20/2021	1.833%	10,100	(645)	(448)	(197)
Brazil Government International Bond	DUB	1.000%	06/20/2015	1.136%	61,800	(225)	(873)	648
Brazil Government International Bond	DUB	1.000%	09/20/2015	1.171%	110,000	(559)	(1,220)	661
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%	75,000	(546)	(494)	(52)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%	100,000	(1,163)	(168)	(995)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.400%	22,900	(388)	(809)	421
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%	65,000	(1,499)	(851)	(648)
Brazil Government International Bond	DUB	1.000%	06/20/2020	1.789%	50,000	(2,808)	(1,656)	(1,152)
Brazil Government International Bond	FBF	1.000%	09/20/2015	1.171%	70,000	(356)	(777)	421
Brazil Government International Bond	FBF	2.090%	05/20/2016	1.299%	10,000	324	0	324
Brazil Government International Bond	FBF	1.000%	06/20/2020	1.789%	25,000	(1,404)	(789)	(615)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%	5,700	15	15	0
Brazil Government International Bond	GST	1.000%	03/20/2015	1.094%	100,000	(221)	(1,931)	1,710
Brazil Government International Bond	GST	1.000%	06/20/2015	1.136%	30,800	(113)	(414)	301
Brazil Government International Bond	GST	1.000%	09/20/2016	1.345%	47,500	(655)	(289)	(366)
Brazil Government International Bond	GST	1.000%	06/20/2017	1.492%	20,000	(462)	(208)	(254)
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%	248,900	(909)	(3,152)	2,243
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%	130,500	(664)	(1,332)	668
Brazil Government International Bond	HUS	1.000%	12/20/2015	1.224%	100,000	(728)	(756)	28
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%	66,000	(623)	(523)	(100)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%	18,800	(434)	(353)	(81)
Brazil Government International Bond	HUS	1.000%	06/20/2020	1.789%	110,000	(6,177)	(3,489)	(2,688)
Brazil Government International Bond	JPM	1.000%	03/20/2015	1.094%	25,000	(55)	(506)	451
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	40,000	(146)	(420)	274
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%	107,000	(544)	(1,219)	675
Brazil Government International Bond	JPM	1.000%	06/20/2016	1.310%	50,000	(581)	(84)	(497)
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.345%	99,000	(1,365)	(1,137)	(228)
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%	55,700	(1,285)	(555)	(730)
Brazil Government International Bond	JPM	1.000%	06/20/2020	1.789%	25,000	(1,404)	(789)	(615)
Brazil Government International Bond	MYC	1.660%	03/20/2013	0.537%	47,000	610	0	610
Brazil Government International Bond	MYC	1.770%	09/20/2014	0.986%	15,000	337	0	337
Brazil Government International Bond	MYC	1.000%	06/20/2015	1.136%	31,500	(115)	(305)	190
Brazil Government International Bond	MYC	1.000%	09/20/2015	1.171%	25,000	(127)	(157)	30
Brazil Government International Bond	MYC	1.000%	12/20/2015	1.224%	100,000	(728)	(806)	78
Brazil Government International Bond	MYC	1.000%	03/20/2016	1.269%	75,000	(709)	(608)	(101)
Brazil Government International Bond	MYC	1.000%	12/20/2016	1.400%	25,000	(423)	(883)	460
Brazil Government International Bond	MYC	1.520%	01/20/2017	1.420%	6,000	68	0	68
Brazil Government International Bond	MYC	1.000%	06/20/2017	1.492%	35,000	(807)	(496)	(311)
Brazil Government International Bond	RYL	1.000%	03/20/2015	1.094%	50,000	(111)	(989)	878
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%	27,600	(140)	(261)	121
Brazil Government International Bond	UAG	1.000%	03/20/2016	1.269%	50,000	(473)	(481)	8
Brazil Government International Bond	UAG	1.000%	06/20/2017	1.492%	10,000	(231)	(105)	(126)
California State General Obligation Bonds, Series 2003	BOA	2.530%	03/20/2021	2.110%	25,000	737	0	737
California State General Obligation Bonds, Series 2003	CBK	2.100%	03/20/2021	2.110%	20,000	1	0	1
California State General Obligation Bonds, Series 2003	MYC	2.650%	12/20/2020	2.098%	25,000	945	0	945
California State General Obligation Notes, Series 2005	GST	0.610%	03/20/2018	1.910%	25,000	(1,639)	0	(1,639)
Canada Government Bond	GST	1.000%	03/20/2015	0.288%	10,000	197	243	(46)
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.548%	590	(15)	(23)	8
China Development Bank Corp.	BRC	1.000%	06/20/2016	1.713%	20,000	(536)	(97)	(439)
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.994%	24,200	(1,110)	(1,227)	117
China Development Bank Corp.	JPM	1.000%	06/20/2016	1.713%	15,000	(403)	(131)	(272)
China Development Bank Corp.	MYC	1.000%	06/20/2016	1.713%	50,000	(1,340)	(326)	(1,014)
China Government International Bond	BOA	0.780%	12/20/2014	0.608%	50,000	224	0	224
China Government International Bond	BOA	1.000%	06/20/2015	0.710%	126,600	1,122	1,811	(689)
China Government International Bond	BOA	1.000%	09/20/2015	0.750%	50,000	416	402	14
China Government International Bond	BOA	1.000%	12/20/2015	0.812%	25,000	169	362	(193)
China Government International Bond	BOA	1.000%	03/20/2016	0.866%	50,000	262	606	(344)
China Government International Bond	BPS	1.000%	06/20/2015	0.710%	25,000	222	384	(162)
China Government International Bond	BPS	1.000%	09/20/2015	0.750%	15,000	125	94	31
China Government International Bond	BPS	1.000%	03/20/2016	0.866%	42,000	220	509	(289)
China Government International Bond	BPS	1.000%	06/20/2016	0.913%	24,600	92	235	(143)
China Government International Bond	BPS	1.000%	06/20/2017	1.152%	10,500	(73)	(81)	8
China Government International Bond	BPS	1.000%	09/20/2017	1.205%	10,000	(99)	(145)	46
China Government International Bond	BRC	1.000%	03/20/2015	0.664%	50,000	472	520	(48)
China Government International Bond	BRC	1.000%	06/20/2015	0.710%	50,000	444	817	(373)
China Government International Bond	BRC	1.000%	12/20/2015	0.812%	75,000	508	1,074	(566)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%	73,600	386	898	(512)
China Government International Bond	BRC	1.000%	06/20/2016	0.913%	146,900	545	1,613	(1,068)
China Government International Bond	BRC	1.000%	09/20/2016	0.955%	35,000	76	52	24

China Government International Bond	BRC	1.000%	06/20/2017	1.152%	2,700	(19)	(19)	0
China Government International Bond	CBK	1.000%	06/20/2015	0.710%	24,900	221	388	(167)
China Government International Bond	CBK	1.000%	03/20/2016	0.866%	1,000	6	(11)	17
China Government International Bond	CBK	1.000%	06/20/2016	0.913%	83,500	310	1,034	(724)
China Government International Bond	CBK	1.000%	09/20/2016	0.955%	50,000	110	235	(125)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	61,300	(55)	(1,924)	1,869
China Government International Bond	CBK	1.000%	09/20/2017	1.205%	17,800	(177)	(245)	68
China Government International Bond	DUB	1.000%	03/20/2015	0.664%	30,000	283	312	(29)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%	25,000	169	349	(180)
China Government International Bond	DUB	1.000%	03/20/2016	0.866%	30,000	157	364	(207)
China Government International Bond	DUB	1.000%	06/20/2016	0.913%	40,200	150	421	(271)
China Government International Bond	DUB	1.000%	09/20/2016	0.955%	55,100	121	304	(183)
China Government International Bond	DUB	1.000%	12/20/2016	1.028%	21,000	(19)	(1,061)	1,042
China Government International Bond	FBF	1.000%	03/20/2015	0.664%	85,000	801	410	391
China Government International Bond	FBF	1.000%	06/20/2015	0.710%	25,000	222	136	86
China Government International Bond	FBF	1.000%	12/20/2016	1.028%	96,300	(86)	(4,622)	4,536
China Government International Bond	GST	1.000%	09/20/2015	0.750%	25,000	207	182	25
China Government International Bond	GST	1.000%	09/20/2016	0.955%	20,600	45	110	(65)
China Government International Bond	GST	1.000%	09/20/2017	1.205%	15,000	(149)	(210)	61
China Government International Bond	HUS	1.000%	06/20/2017	1.152%	2,800	(20)	(42)	22
China Government International Bond	JPM	1.000%	03/20/2015	0.664%	35,000	330	157	173
China Government International Bond	JPM	1.000%	06/20/2015	0.710%	60,000	532	494	38
China Government International Bond	JPM	1.000%	09/20/2015	0.750%	10,000	83	62	21
China Government International Bond	JPM	1.000%	12/20/2015	0.812%	25,000	169	349	(180)
China Government International Bond	JPM	1.000%	03/20/2016	0.866%	50,000	262	594	(332)
China Government International Bond	JPM	1.000%	06/20/2016	0.913%	75,000	279	765	(486)
China Government International Bond	JPM	1.000%	09/20/2016	0.955%	93,500	205	516	(311)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%	70,500	(63)	(2,642)	2,579
China Government International Bond	JPM	1.000%	06/20/2017	1.152%	21,600	(149)	(155)	6
China Government International Bond	MYC	1.000%	03/20/2015	0.664%	100,000	943	463	480
China Government International Bond	MYC	1.000%	12/20/2015	0.812%	50,000	339	712	(373)
China Government International Bond	MYC	1.000%	06/20/2016	0.913%	25,000	93	276	(183)
China Government International Bond	MYC	1.000%	09/20/2016	0.955%	74,300	163	416	(253)
China Government International Bond	MYC	1.000%	12/20/2016	1.028%	55,800	(50)	(2,648)	2,598
China Government International Bond	MYC	1.000%	09/20/2017	1.205%	20,100	(199)	(296)	97
China Government International Bond	RYL	1.000%	03/20/2015	0.664%	20,000	188	198	(10)
China Government International Bond	RYL	1.000%	06/20/2015	0.710%	104,600	927	1,382	(455)
China Government International Bond	RYL	1.000%	12/20/2015	0.812%	25,000	169	362	(193)
China Government International Bond	RYL	1.000%	09/20/2016	0.955%	67,200	147	(8)	155
China Government International Bond	RYL	1.000%	12/20/2016	1.028%	51,700	(46)	(1,971)	1,925
China Government International Bond	UAG	1.000%	03/20/2015	0.664%	25,000	236	119	117
China Government International Bond	UAG	1.000%	06/20/2015	0.710%	25,000	222	396	(174)
China Government International Bond	UAG	1.000%	09/20/2015	0.750%	25,000	207	219	(12)
China Government International Bond	UAG	1.000%	09/20/2016	0.955%	31,900	70	(89)	159
China Government International Bond	UAG	1.000%	12/20/2016	1.028%	46,400	(42)	(1,425)	1,383
China Government International Bond	UAG	1.000%	06/20/2017	1.152%	49,300	(342)	(352)	10
China Government International Bond	UAG	1.000%	09/20/2017	1.205%	24,400	(242)	(336)	94
Citigroup, Inc.	JPM	1.000%	09/20/2012	1.184%	5,300	0	(29)	29
Colombia Government International Bond	BRC	1.000%	06/20/2017	1.346%	10,010	(162)	(159)	(3)
Dell, Inc.	BRC	1.000%	09/20/2013	0.538%	14,100	84	74	10
Dell, Inc.	CBK	1.000%	09/20/2013	0.538%	19,400	117	111	6
Dow Chemical Co.	GST	1.000%	06/20/2019	1.712%	10,000	(448)	(762)	314
Dow Chemical Co.	JPM	1.000%	06/20/2019	1.712%	10,000	(449)	(792)	343
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2014	0.815%	6,000	29	(154)	183
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	03/20/2016	1.057%	9,500	(17)	(29)	12
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2014	0.815%	5,000	24	(185)	209
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	03/20/2016	1.057%	5,500	(10)	(42)	32
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	12/20/2014	0.815%	6,000	29	(154)	183
Emirate of Abu Dhabi Government International Bond	GST	1.000%	12/20/2014	0.815%	16,000	78	(453)	531
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	03/20/2016	1.057%	2,000	(3)	(17)	14
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2014	0.815%	5,000	24	(185)	209
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.007%	25,000	2	(161)	163
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	03/20/2016	1.057%	5,000	(8)	(2)	(6)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	12/20/2015	1.007%	25,000	2	(161)	163
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.057%	5,000	(8)	(7)	(1)
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	12/20/2014	0.815%	17,000	83	(460)	543
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%	5,000	(9)	(5)	(4)
Export-Import Bank of China	BPS	1.000%	06/20/2016	1.426%	15,000	(240)	(141)	(99)
Export-Import Bank of China	BRC	1.000%	06/20/2016	1.426%	30,000	(481)	(266)	(215)
Export-Import Bank of China	CBK	1.000%	06/20/2016	1.426%	10,000	(161)	(97)	(64)
Export-Import Bank of China	CBK	1.000%	06/20/2017	1.736%	10,000	(343)	(396)	53
Export-Import Bank of China	DUB	1.000%	06/20/2016	1.426%	10,000	(160)	(48)	(112)

Export-Import Bank of China	FBF	1.000%	06/20/2016	1.426%	5,000	(81)	(44)	(37)
Export-Import Bank of China	FBF	1.000%	12/20/2016	1.582%	10,000	(246)	(970)	724
Export-Import Bank of China	FBF	1.000%	06/20/2017	1.736%	11,300	(387)	(437)	50
Export-Import Bank of China	GST	1.000%	06/20/2016	1.426%	20,000	(321)	(184)	(137)
Export-Import Bank of China	HUS	1.000%	06/20/2016	1.426%	10,000	(160)	(53)	(107)
Export-Import Bank of China	HUS	1.000%	06/20/2017	1.736%	7,000	(240)	(271)	31
Export-Import Bank of China	JPM	1.000%	06/20/2016	1.426%	25,000	(400)	(193)	(207)
Export-Import Bank of China	MYC	1.000%	06/20/2016	1.426%	40,000	(641)	(232)	(409)
Florida State Board of Education General Obligation Notes, Series 2005	CBK	0.470%	03/20/2018	1.079%	10,000	(318)	0	(318)
France Government Bond	BOA	0.250%	12/20/2015	1.369%	32,100	(1,210)	(872)	(338)
France Government Bond	BOA	0.250%	03/20/2016	1.447%	116,200	(5,001)	(4,571)	(430)
France Government Bond	BOA	0.250%	09/20/2016	1.576%	15,000	(804)	(905)	101
France Government Bond	BRC	0.250%	03/20/2016	1.447%	224,000	(9,640)	(8,323)	(1,317)
France Government Bond	BRC	0.250%	09/20/2016	1.576%	35,400	(1,898)	(2,165)	267
France Government Bond	CBK	0.250%	06/20/2015	1.228%	79,600	(2,261)	(1,590)	(671)
France Government Bond	CBK	0.250%	12/20/2015	1.369%	11,900	(449)	(375)	(74)
France Government Bond	CBK	0.250%	03/20/2016	1.447%	40,000	(1,721)	(1,487)	(234)
France Government Bond	CBK	0.250%	06/20/2016	1.516%	120,400	(5,822)	(5,198)	(624)
France Government Bond	CBK	0.250%	09/20/2016	1.576%	139,500	(7,478)	(6,474)	(1,004)
France Government Bond	DUB	0.250%	06/20/2015	1.228%	9,900	(281)	(182)	(99)
France Government Bond	DUB	0.250%	12/20/2015	1.369%	150,000	(5,653)	(4,004)	(1,649)
France Government Bond	DUB	0.250%	03/20/2016	1.447%	96,200	(4,140)	(3,894)	(246)
France Government Bond	DUB	0.250%	06/20/2016	1.516%	50,000	(2,418)	(1,153)	(1,265)
France Government Bond	GST	0.250%	03/20/2016	1.447%	100,000	(4,304)	(3,719)	(585)
France Government Bond	GST	0.250%	09/20/2016	1.576%	113,500	(6,085)	(5,910)	(175)
France Government Bond	HUS	0.250%	09/20/2016	1.576%	75,400	(4,042)	(3,715)	(327)
France Government Bond	JPM	0.250%	12/20/2015	1.369%	50,000	(1,884)	(1,393)	(491)
France Government Bond	JPM	0.250%	03/20/2016	1.447%	50,000	(2,152)	(1,998)	(154)
France Government Bond	MYC	0.250%	03/20/2016	1.447%	18,100	(779)	(616)	(163)
France Government Bond	MYC	0.250%	06/20/2016	1.516%	90,100	(4,357)	(3,950)	(407)
France Government Bond	MYC	0.250%	09/20/2016	1.576%	37,100	(1,989)	(1,752)	(237)
France Government Bond	RYL	0.250%	12/20/2015	1.369%	83,300	(3,140)	(1,778)	(1,362)
France Government Bond	RYL	0.250%	03/20/2016	1.447%	18,900	(814)	(635)	(179)
France Government Bond	UAG	0.250%	09/20/2015	1.278%	15,400	(497)	(408)	(89)
France Government Bond	UAG	0.250%	03/20/2016	1.447%	202,300	(8,706)	(8,185)	(521)
France Government Bond	UAG	0.250%	09/20/2016	1.576%	143,900	(7,714)	(6,324)	(1,390)
General Electric Capital Corp.	BOA	1.000%	06/20/2013	0.652%	30,100	113	177	(64)
General Electric Capital Corp.	BOA	1.000%	09/20/2013	0.700%	10,000	40	54	(14)
General Electric Capital Corp.	BOA	5.000%	06/20/2014	1.048%	70,500	5,579	2,605	2,974
General Electric Capital Corp.	BOA	1.000%	12/20/2014	1.198%	25,000	(113)	(1,123)	1,010
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%	76,000	(1,042)	(2,477)	1,435
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.454%	112,900	(1,804)	(1,444)	(360)
General Electric Capital Corp.	BOA	1.000%	06/20/2016	1.487%	10,500	(191)	(179)	(12)
General Electric Capital Corp.	BPS	1.000%	09/20/2012	0.569%	5,000	7	(60)	67
General Electric Capital Corp.	BPS	4.700%	12/20/2013	0.874%	7,300	423	0	423
General Electric Capital Corp.	BPS	1.000%	12/20/2014	1.198%	34,400	(154)	(1,730)	1,576
General Electric Capital Corp.	BPS	1.000%	12/20/2015	1.417%	50,000	(686)	(1,903)	1,217
General Electric Capital Corp.	BPS	1.000%	03/20/2016	1.454%	25,000	(399)	(359)	(40)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.581%	33,800	17	0	17
General Electric Capital Corp.	BRC	1.000%	12/20/2012	0.569%	20,600	50	(222)	272
General Electric Capital Corp.	BRC	0.910%	03/20/2013	0.581%	50,000	135	0	135
General Electric Capital Corp.	BRC	1.580%	03/20/2013	0.581%	25,000	195	0	195
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.666%	40,000	258	0	258
General Electric Capital Corp.	BRC	4.050%	12/20/2013	0.874%	25,000	1,204	0	1,204
General Electric Capital Corp.	BRC	4.800%	12/20/2013	0.874%	30,000	1,784	0	1,784
General Electric Capital Corp.	BRC	1.000%	12/20/2014	1.198%	50,000	(225)	(2,557)	2,332
General Electric Capital Corp.	BRC	1.000%	12/20/2015	1.417%	35,000	(480)	(683)	203
General Electric Capital Corp.	CBK	1.000%	06/20/2013	0.652%	21,100	79	(523)	602
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%	17,300	820	0	820
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%	57,300	2,997	0	2,997
General Electric Capital Corp.	CBK	4.800%	12/20/2013	0.874%	50,000	2,973	0	2,973
General Electric Capital Corp.	CBK	4.875%	12/20/2013	0.874%	46,900	2,842	0	2,842
General Electric Capital Corp.	CBK	3.800%	03/20/2014	0.985%	30,000	1,486	0	1,486
General Electric Capital Corp.	CBK	3.820%	03/20/2014	0.985%	50,000	2,494	0	2,494
General Electric Capital Corp.	CBK	3.850%	03/20/2014	0.985%	25,900	1,306	0	1,306
General Electric Capital Corp.	CBK	3.950%	03/20/2014	0.985%	15,000	782	0	782
General Electric Capital Corp.	CBK	4.000%	03/20/2014	0.985%	50,000	2,652	0	2,652
General Electric Capital Corp.	CBK	5.000%	09/20/2014	1.112%	50,000	4,366	1,187	3,179
General Electric Capital Corp.	CBK	1.000%	12/20/2014	1.198%	25,000	(113)	(1,123)	1,010
General Electric Capital Corp.	CBK	1.000%	09/20/2015	1.374%	25,000	(285)	(876)	591
General Electric Capital Corp.	CBK	1.000%	03/20/2016	1.454%	25,000	(399)	(190)	(209)
General Electric Capital Corp.	DUB	5.000%	06/20/2013	0.652%	55,000	2,432	1,269	1,163
General Electric Capital Corp.	DUB	5.000%	09/20/2013	0.700%	30,000	1,635	634	1,001
General Electric Capital Corp.	DUB	4.300%	12/20/2013	0.874%	24,700	1,283	0	1,283
General Electric Capital Corp.	DUB	4.800%	12/20/2013	0.874%	20,000	1,189	0	1,189
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.874%	34,100	2,079	0	2,079
General Electric Capital Corp.	DUB	4.000%	03/20/2014	0.985%	10,000	530	0	530
General Electric Capital Corp.	DUB	4.050%	03/20/2014	0.985%	25,000	1,348	0	1,348
General Electric Capital Corp.	DUB	5.000%	06/20/2014	1.048%	29,800	2,359	1,011	1,348
General Electric Capital Corp.	DUB	1.000%	09/20/2015	1.374%	110,000	(1,256)	(4,219)	2,963
General Electric Capital Corp.	DUB	1.000%	12/20/2015	1.417%	90,000	(1,234)	(3,099)	1,865
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%	37,100	(593)	(2,466)	1,873
General Electric Capital Corp.	FBF	1.000%	06/20/2013	0.652%	350	1	1	0
General Electric Capital Corp.	GST	1.280%	06/20/2013	0.666%	10,000	64	0	64
General Electric Capital Corp.	GST	1.000%	06/20/2017	1.629%	25,000	(729)	(693)	(36)

General Electric Capital Corp.	JPM	1.000%	03/20/2014	0.964%	10,000	9	(263)	272
General Electric Capital Corp.	JPM	1.000%	12/20/2014	1.198%	75,000	(336)	(3,867)	3,531
General Electric Capital Corp.	JPM	1.000%	09/20/2015	1.374%	15,000	(171)	(526)	355
General Electric Capital Corp.	JPM	1.000%	12/20/2015	1.417%	125,000	(1,713)	(3,121)	1,408
General Electric Capital Corp.	JPM	0.280%	03/20/2016	1.485%	10,000	(432)	0	(432)
General Electric Capital Corp.	JPM	1.000%	06/20/2017	1.629%	25,000	(728)	(716)	(12)
General Electric Capital Corp.	MYC	1.000%	09/20/2013	0.700%	65,000	261	349	(88)
General Electric Capital Corp.	MYC	1.000%	12/20/2014	1.198%	50,000	(225)	(2,368)	2,143
General Electric Capital Corp.	MYC	1.000%	09/20/2015	1.374%	85,000	(970)	(3,104)	2,134
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.417%	10,000	(137)	(172)	35
General Electric Capital Corp.	MYC	1.000%	06/20/2016	1.487%	50,900	(929)	(255)	(674)
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.595%	2,900	(76)	(246)	170
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.703%	6,700	(256)	(676)	420
General Electric Capital Corp.	UAG	1.000%	12/20/2014	1.198%	65,000	(292)	(3,362)	3,070
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	1.666%	10,000	(62)	(188)	126
Indonesia Government International Bond	BOA	1.000%	09/20/2015	1.237%	15,000	(107)	(435)	328
Indonesia Government International Bond	BOA	1.000%	12/20/2015	1.338%	50,000	(555)	(660)	105
Indonesia Government International Bond	BPS	1.000%	09/20/2015	1.237%	35,000	(249)	(951)	702
Indonesia Government International Bond	BPS	1.000%	03/20/2016	1.425%	10,000	(150)	(149)	(1)
Indonesia Government International Bond	BRC	1.000%	09/20/2015	1.237%	45,000	(320)	(1,437)	1,117
Indonesia Government International Bond	BRC	1.000%	12/20/2015	1.338%	60,000	(665)	(891)	226
Indonesia Government International Bond	BRC	1.000%	03/20/2016	1.425%	10,000	(150)	(149)	(1)
Indonesia Government International Bond	BRC	1.000%	06/20/2021	2.405%	10,000	(1,049)	(671)	(378)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.237%	12,100	(86)	(274)	188
Indonesia Government International Bond	CBK	1.000%	12/20/2015	1.338%	15,000	(166)	(218)	52
Indonesia Government International Bond	CBK	1.000%	06/20/2016	1.502%	5,000	(94)	(95)	1
Indonesia Government International Bond	DUB	1.000%	09/20/2015	1.237%	25,000	(178)	(619)	441
Indonesia Government International Bond	DUB	1.000%	12/20/2015	1.338%	15,000	(166)	(211)	45
Indonesia Government International Bond	FBF	1.000%	09/20/2015	1.237%	10,000	(71)	(218)	147
Indonesia Government International Bond	FBF	1.000%	12/20/2015	1.338%	20,000	(222)	(318)	96
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.425%	21,900	(329)	(496)	167
Indonesia Government International Bond	FBF	1.000%	06/20/2021	2.405%	25,000	(2,622)	(1,641)	(981)
Indonesia Government International Bond	GST	1.000%	09/20/2015	1.237%	10,000	(71)	(333)	262
Indonesia Government International Bond	HUS	1.000%	09/20/2015	1.237%	25,000	(178)	(792)	614
Indonesia Government International Bond	HUS	1.000%	03/20/2016	1.425%	25,000	(375)	(566)	191
Indonesia Government International Bond	HUS	1.000%	09/20/2016	1.569%	2,000	(45)	(39)	(6)
Indonesia Government International Bond	HUS	1.000%	06/20/2017	1.862%	15,000	(601)	(504)	(97)
Indonesia Government International Bond	JPM	1.000%	09/20/2015	1.237%	35,000	(250)	(814)	564
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.338%	8,700	(96)	(138)	42
Indonesia Government International Bond	JPM	1.000%	03/20/2016	1.425%	10,000	(150)	(178)	28
Indonesia Government International Bond	JPM	1.000%	06/20/2016	1.502%	12,500	(236)	(232)	(4)
Indonesia Government International Bond	JPM	1.000%	09/20/2016	1.569%	5,000	(114)	(79)	(35)
Indonesia Government International Bond	JPM	1.000%	06/20/2017	1.862%	27,000	(1,081)	(948)	(133)
Indonesia Government International Bond	JPM	1.000%	06/20/2021	2.405%	30,000	(3,147)	(2,045)	(1,102)
Indonesia Government International Bond	MYC	1.000%	09/20/2015	1.237%	25,000	(178)	(623)	445
Indonesia Government International Bond	MYC	1.000%	12/20/2015	1.338%	30,000	(333)	(449)	116
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.425%	20,000	(300)	(342)	42
Indonesia Government International Bond	MYC	1.000%	06/20/2021	2.405%	10,000	(1,049)	(649)	(400)
Indonesia Government International Bond	RYL	1.000%	09/20/2015	1.237%	65,000	(463)	(1,465)	1,002
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.425%	46,900	(704)	(1,041)	337
Indonesia Government International Bond	RYL	1.000%	09/20/2016	1.569%	28,700	(653)	(506)	(147)
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%	13,600	(310)	(215)	(95)
Indonesia Government International Bond	UAG	1.000%	06/20/2017	1.862%	33,000	(1,321)	(1,131)	(190)
Indonesia Government International Bond	UAG	1.000%	06/20/2021	2.405%	5,000	(525)	(366)	(159)
International Lease Finance Corp.	DUB	5.000%	06/20/2016	4.016%	6,000	216	(315)	531
Japan Government International Bond	BOA	1.000%	03/20/2015	0.425%	69,600	1,110	507	603
Japan Government International Bond	BOA	1.000%	06/20/2015	0.466%	46,700	754	443	311
Japan Government International Bond	BOA	1.000%	09/20/2015	0.501%	125,000	2,042	2,043	(1)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%	56,000	853	969	(116)
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	62,100	878	892	(14)
Japan Government International Bond	BOA	1.000%	06/20/2016	0.676%	53,300	696	583	113
Japan Government International Bond	BOA	1.000%	09/20/2016	0.720%	25,000	299	(85)	384
Japan Government International Bond	BOA	1.000%	12/20/2016	0.787%	30,000	291	(580)	871
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%	251,900	1,884	(3,432)	5,316
Japan Government International Bond	BOA	1.000%	06/20/2017	0.899%	117,500	617	(229)	846
Japan Government International Bond	BPS	1.000%	03/20/2016	0.625%	9,900	140	72	68
Japan Government International Bond	BPS	1.000%	06/20/2016	0.676%	25,000	326	261	65
Japan Government International Bond	BRC	1.000%	03/20/2015	0.425%	22,000	351	210	141
Japan Government International Bond	BRC	1.000%	03/20/2016	0.625%	16,000	226	196	30
Japan Government International Bond	DUB	1.000%	03/20/2015	0.425%	2,300	37	18	19
Japan Government International Bond	DUB	1.000%	06/20/2015	0.466%	20,000	323	177	146
Japan Government International Bond	DUB	1.000%	12/20/2015	0.568%	41,700	635	786	(151)
Japan Government International Bond	GST	1.000%	03/20/2015	0.425%	180,500	2,880	1,549	1,331
Japan Government International Bond	GST	1.000%	06/20/2015	0.466%	44,900	725	53	672
Japan Government International Bond	GST	1.000%	09/20/2015	0.501%	50,000	817	806	11
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	101,200	1,542	1,876	(334)
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%	50,000	707	391	316
Japan Government International Bond	GST	1.000%	06/20/2016	0.676%	75,000	979	486	493
Japan Government International Bond	GST	1.000%	09/20/2016	0.720%	74,100	886	(436)	1,322
Japan Government International Bond	GST	1.000%	12/20/2016	0.787%	25,000	242	(474)	716
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%	143,000	1,070	(2,094)	3,164
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%	20,700	108	(62)	170
Japan Government International Bond	HUS	1.000%	03/20/2017	0.845%	75,000	561	(1,199)	1,760
Japan Government International Bond	JPM	1.000%	09/20/2015	0.501%	75,000	1,225	1,220	5
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	53,800	761	446	315
Japan Government International Bond	MYC	1.000%	06/20/2015	0.466%	25,000	404	82	322

Japan Government International Bond	MYC	1.000%	12/20/2015	0.568%		25,000	381	452	(71)
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%		25,000	354	178	176
Japan Government International Bond	MYC	1.000%	06/20/2016	0.676%		177,000	2,309	707	1,602
Japan Government International Bond	MYC	1.000%	09/20/2016	0.720%		35,000	419	(333)	752
Japan Government International Bond	MYC	1.000%	12/20/2016	0.787%		73,200	710	(1,462)	2,172
Japan Government International Bond	MYC	1.000%	03/20/2017	0.845%		98,200	735	(1,297)	2,032
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%		17,500	92	(48)	140
Japan Government International Bond	RYL	1.000%	06/20/2015	0.466%		30,100	486	246	240
Japan Government International Bond	RYL	1.000%	12/20/2015	0.568%		50,000	762	930	(168)
Japan Government International Bond	RYL	1.000%	03/20/2016	0.625%		35,000	495	342	153
Japan Government International Bond	RYL	1.000%	06/20/2016	0.676%		25,000	326	168	158
Japan Government International Bond	RYL	1.000%	09/20/2016	0.720%		25,000	299	(97)	396
Japan Government International Bond	RYL	1.000%	12/20/2016	0.787%		25,000	242	(480)	722
Japan Government International Bond	UAG	1.000%	06/20/2015	0.466%		35,000	565	463	102
Japan Government International Bond	UAG	1.000%	12/20/2016	0.787%		25,000	242	(474)	716
Japan Government International Bond	UAG	1.000%	03/20/2017	0.845%		20,000	149	(298)	447
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		15,000	(650)	(433)	(217)
Kazakhstan Government International Bond	HUS	1.000%	09/20/2015	2.074%		25,000	(830)	(951)	121
Kazakhstan Government International Bond	MYC	1.000%	09/20/2015	2.074%		25,000	(830)	(985)	155
Kazakhstan Government International Bond	UAG	1.000%	09/20/2015	2.074%		25,000	(830)	(985)	155
Kinder Morgan Energy Partners LP	DUB	1.000%	03/20/2018	2.178%		25,000	(1,536)	(978)	(558)
Kinder Morgan Energy Partners LP	FBF	1.000%	03/20/2018	2.178%		2,100	(129)	(82)	(47)
Kohl’s Corp.	BPS	1.000%	12/20/2017	1.893%		20,500	(928)	(12)	(916)
Kohl’s Corp.	MYC	1.000%	12/20/2017	1.893%		20,000	(906)	(12)	(894)
Lincoln National Corp.	CBK	1.000%	03/20/2016	2.976%		12,700	(862)	(417)	(445)
Lloyds TSB Bank PLC	DUB	1.000%	06/20/2013	1.623%	EUR	3,900	(28)	(59)	31
Merrill Lynch & Co., Inc.	BRC	1.000%	09/20/2012	1.454%		$7,400	(5)	(236)	231
Merrill Lynch & Co., Inc.	JPM	1.000%	09/20/2012	1.454%		3,700	(3)	(173)	170
MetLife, Inc.	BOA	1.000%	09/20/2013	1.201%		26,500	(56)	(1,434)	1,378
MetLife, Inc.	BOA	1.000%	12/20/2014	2.061%		9,100	(229)	(125)	(104)
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%		25,000	(1,082)	(1,584)	502
MetLife, Inc.	BOA	1.000%	03/20/2016	2.585%		46,200	(2,547)	(707)	(1,840)
MetLife, Inc.	BOA	1.000%	06/20/2016	2.652%		25,000	(1,523)	(414)	(1,109)
MetLife, Inc.	BOA	1.000%	09/20/2020	3.056%		10,000	(1,362)	(1,146)	(216)
MetLife, Inc.	CBK	1.000%	12/20/2014	2.061%		10,800	(272)	(272)	0
MetLife, Inc.	CBK	1.000%	06/20/2016	2.652%		20,000	(1,219)	(475)	(744)
MetLife, Inc.	DUB	1.000%	03/20/2016	2.585%		17,000	(938)	(404)	(534)
MetLife, Inc.	FBF	1.000%	09/20/2013	1.201%		20,000	(43)	(919)	876
MetLife, Inc.	FBF	1.000%	12/20/2014	2.061%		13,900	(350)	(271)	(79)
MetLife, Inc.	GST	1.000%	03/20/2015	2.201%		25,000	(782)	(1,561)	779
MetLife, Inc.	GST	1.000%	12/20/2015	2.508%		27,000	(1,331)	(1,638)	307
MetLife, Inc.	GST	1.000%	03/20/2016	2.585%		25,000	(1,378)	(622)	(756)
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%		25,000	(1,082)	(1,694)	612
MetLife, Inc.	JPM	1.000%	12/20/2015	2.508%		23,000	(1,133)	(1,415)	282
MetLife, Inc.	JPM	1.000%	03/20/2016	2.585%		15,000	(826)	(463)	(363)
MetLife, Inc.	SOG	1.000%	09/20/2013	1.201%		21,400	(45)	(1,004)	959
MetLife, Inc.	UAG	1.000%	09/20/2013	1.201%		10,000	(21)	(490)	469
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		19,800	0	(280)	280
Mexico Government International Bond	BOA	1.000%	03/20/2021	1.658%		11,000	(560)	(476)	(84)
Mexico Government International Bond	BPS	1.000%	03/20/2017	1.286%		25,000	(317)	(311)	(6)
Mexico Government International Bond	BPS	1.000%	06/20/2017	1.328%		17,200	(264)	(105)	(159)
Mexico Government International Bond	BPS	1.000%	09/20/2017	1.367%		23,800	(428)	(529)	101
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		42,400	99	(916)	1,015
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%		61,000	1	(635)	636
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.064%		50,000	(92)	(124)	32
Mexico Government International Bond	BRC	1.000%	03/20/2016	1.110%		50,000	(184)	(414)	230
Mexico Government International Bond	BRC	1.000%	12/20/2016	1.240%		23,500	(237)	(830)	593
Mexico Government International Bond	BRC	1.000%	03/20/2017	1.286%		30,000	(381)	(454)	73
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%		55,100	(847)	(617)	(230)
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.367%		20,300	(365)	(456)	91
Mexico Government International Bond	BRC	1.000%	09/20/2021	1.685%		25,000	(1,384)	(1,986)	602
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		91,800	2	(808)	810
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.110%		240,400	(886)	(2,214)	1,328
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.151%		50,000	(277)	(48)	(229)
Mexico Government International Bond	CBK	1.000%	09/20/2016	1.187%		25,000	(184)	(707)	523
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.240%		25,000	(252)	(871)	619
Mexico Government International Bond	CBK	1.000%	03/20/2021	1.658%		22,700	(1,154)	(964)	(190)
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.010%		9,400	0	(118)	118
Mexico Government International Bond	DUB	1.000%	12/20/2015	1.064%		50,000	(92)	(456)	364
Mexico Government International Bond	DUB	1.000%	03/20/2016	1.110%		150,000	(553)	(1,182)	629
Mexico Government International Bond	DUB	1.000%	12/20/2016	1.240%		25,000	(252)	(871)	619
Mexico Government International Bond	DUB	1.000%	03/20/2017	1.286%		15,000	(190)	(165)	(25)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%		46,275	(712)	(965)	253
Mexico Government International Bond	DUB	1.000%	09/20/2017	1.367%		27,100	(488)	(598)	110
Mexico Government International Bond	DUB	1.000%	03/20/2021	1.658%		50,000	(2,543)	(1,774)	(769)
Mexico Government International Bond	FBF	1.000%	09/20/2015	1.010%		25,000	1	(217)	218
Mexico Government International Bond	FBF	1.000%	06/20/2017	1.328%		27,700	(426)	(205)	(221)
Mexico Government International Bond	GST	1.000%	09/20/2016	1.187%		54,400	(400)	(485)	85
Mexico Government International Bond	GST	1.000%	03/20/2017	1.286%		75,000	(953)	(1,031)	78
Mexico Government International Bond	GST	1.000%	06/20/2017	1.328%		60,200	(925)	(1,058)	133
Mexico Government International Bond	HUS	1.000%	03/20/2015	0.926%		22,300	52	(471)	523
Mexico Government International Bond	HUS	1.000%	12/20/2015	1.064%		50,000	(93)	(480)	387
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%		10,000	(37)	(44)	7
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%		50,500	(777)	(589)	(188)
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%		13,500	(243)	(300)	57
Mexico Government International Bond	HUS	1.000%	03/20/2021	1.658%		27,000	(1,373)	(1,271)	(102)

Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		6,950	(30)	0	(30)
Mexico Government International Bond	JPM	1.000%	09/20/2016	1.187%		10,000	(73)	(46)	(27)
Mexico Government International Bond	JPM	1.000%	12/20/2016	1.240%		25,000	(252)	(889)	637
Mexico Government International Bond	JPM	1.000%	06/20/2017	1.328%		60,000	(923)	(1,179)	256
Mexico Government International Bond	MYC	1.000%	12/20/2015	1.064%		25,000	(46)	(356)	310
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.187%		63,900	(471)	(506)	35
Mexico Government International Bond	MYC	1.000%	03/20/2017	1.286%		5,000	(63)	(55)	(8)
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		60,000	(922)	(1,243)	321
Mexico Government International Bond	RYL	1.000%	03/20/2015	0.926%		25,000	58	(529)	587
Mexico Government International Bond	RYL	1.000%	09/20/2016	1.187%		5,000	(37)	(139)	102
Mexico Government International Bond	UAG	1.000%	09/20/2015	1.010%		19,100	1	(270)	271
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.187%		17,900	(132)	(79)	(53)
Morgan Stanley	BRC	1.000%	09/20/2012	2.400%		12,400	(35)	(227)	192
Morgan Stanley	CBK	1.000%	09/20/2012	2.400%		4,100	(12)	(60)	48
Morgan Stanley	DUB	1.000%	03/20/2013	2.401%		7,500	(73)	(333)	260
Morgan Stanley	DUB	1.000%	06/20/2013	2.555%		23,000	(337)	(697)	360
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		48,700	(714)	(1,235)	521
Morgan Stanley	GST	1.000%	06/20/2013	2.555%		23,000	(337)	(755)	418
Morgan Stanley	JPM	1.000%	09/20/2012	2.400%		27,100	(78)	(597)	519
Morgan Stanley	UAG	1.000%	09/20/2012	2.400%		6,900	(20)	(115)	95
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		200	(5)	(20)	15
Panama Government International Bond	DUB	1.170%	04/20/2017	1.331%		14,000	(71)	0	(71)
Panama Government International Bond	HUS	1.000%	06/20/2017	1.354%		14,000	(233)	(231)	(2)
Panama Government International Bond	MYC	1.000%	06/20/2017	1.354%		5,000	(83)	(37)	(46)
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		23,000	34	(127)	161
Philippines Government International Bond	BOA	1.000%	12/20/2015	1.010%		6,600	0	(140)	140
Prudential Financial, Inc.	BOA	5.000%	09/20/2014	1.615%		10,000	756	(179)	935
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.107%		10,000	(388)	(114)	(274)
Prudential Financial, Inc.	BOA	1.000%	03/20/2018	2.419%		15,000	(1,089)	(424)	(665)
Prudential Financial, Inc.	CBK	5.000%	09/20/2014	1.615%		5,000	377	(90)	467
Prudential Financial, Inc.	GST	2.250%	03/20/2013	1.036%		10,000	96	0	96
Prudential Financial, Inc.	GST	1.000%	03/20/2016	2.107%		20,000	(776)	(382)	(394)
Prudential Financial, Inc.	GST	1.000%	12/20/2017	2.401%		10,000	(691)	(950)	259
Prudential Financial, Inc.	GST	1.000%	03/20/2018	2.419%		15,000	(1,089)	(482)	(607)
Qatar Government International Bond	CBK	1.000%	03/20/2016	1.030%		3,000	(2)	(20)	18
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.030%		11,000	(8)	(5)	(3)
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		6,000	(4)	(34)	30
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		12,000	(9)	(21)	12
Qatar Government International Bond	RYL	1.000%	03/20/2016	1.030%		6,000	(5)	(6)	1
Republic of Germany	BOA	0.250%	06/20/2017	0.964%		58,000	(1,991)	(1,704)	(287)
Republic of Germany	BRC	0.250%	12/20/2016	0.850%		150,000	(3,922)	(6,548)	2,626
Republic of Germany	BRC	0.250%	06/20/2017	0.964%		50,000	(1,717)	(1,529)	(188)
Republic of Germany	CBK	0.250%	06/20/2016	0.739%		50,000	(951)	(816)	(135)
Republic of Germany	CBK	0.250%	09/20/2016	0.783%		50,000	(1,099)	(868)	(231)
Republic of Germany	CBK	0.250%	06/20/2017	0.964%		37,500	(1,288)	(1,172)	(116)
Republic of Germany	FBF	0.250%	06/20/2017	0.964%		25,000	(858)	(763)	(95)
Republic of Germany	GST	0.250%	03/20/2016	0.689%		84,800	(1,360)	(1,287)	(73)
Republic of Germany	GST	0.250%	09/20/2016	0.783%		50,000	(1,099)	(807)	(292)
Republic of Germany	GST	0.250%	12/20/2016	0.850%		90,000	(2,353)	(3,964)	1,611
Republic of Germany	GST	0.250%	06/20/2017	0.964%		100,000	(3,434)	(3,031)	(403)
Republic of Germany	HUS	0.250%	09/20/2016	0.783%		50,000	(1,099)	(1,452)	353
Republic of Germany	HUS	0.250%	12/20/2016	0.850%		49,400	(1,292)	(2,106)	814
Republic of Germany	HUS	0.250%	06/20/2017	0.964%		23,000	(790)	(730)	(60)
Republic of Germany	MYC	0.250%	09/20/2016	0.783%		50,000	(1,099)	(1,468)	369
Republic of Germany	MYC	0.250%	06/20/2017	0.964%		25,000	(858)	(748)	(110)
Republic of Germany	SOG	0.250%	06/20/2016	0.739%		127,700	(2,428)	(1,042)	(1,386)
Republic of Germany	UAG	0.250%	06/20/2016	0.739%		22,300	(424)	(187)	(237)
Republic of Germany	UAG	0.250%	09/20/2016	0.783%		382,400	(8,402)	(9,425)	1,023
Republic of Germany	UAG	0.250%	06/20/2017	0.964%		50,000	(1,716)	(1,520)	(196)
Republic of Korea	BRC	1.000%	06/20/2017	1.174%		2,700	(22)	(29)	7
Republic of Korea	DUB	1.000%	09/20/2016	0.986%		10,000	9	(211)	220
Republic of Korea	DUB	1.000%	12/20/2016	1.056%		25,000	(53)	(705)	652
Republic of Korea	DUB	1.000%	06/20/2017	1.174%		9,900	(79)	(138)	59
Republic of Korea	GST	1.000%	09/20/2016	0.986%		10,000	9	(211)	220
Republic of Korea	GST	1.000%	12/20/2016	1.056%		25,000	(53)	(693)	640
Republic of Korea	GST	1.000%	06/20/2017	1.174%		8,500	(68)	(90)	22
Republic of Korea	HUS	1.000%	09/20/2016	0.986%		31,000	28	(68)	96
Republic of Korea	JPM	1.000%	12/20/2016	1.056%		35,000	(73)	(978)	905
Republic of Korea	JPM	1.000%	06/20/2017	1.174%		17,700	(141)	(178)	37
Republic of Korea	MYC	1.000%	09/20/2016	0.986%		25,000	23	(243)	266
Republic of Korea	MYC	1.000%	12/20/2016	1.056%		15,000	(32)	(416)	384
Republic of Korea	UAG	1.000%	09/20/2016	0.986%		20,000	18	(426)	444
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		129,700	(1,038)	(1,380)	342
Russia Government International Bond	GST	1.000%	03/20/2016	1.966%		25,000	(857)	(619)	(238)
Russia Government International Bond	HUS	1.000%	09/20/2016	2.082%		25,000	(1,081)	(1,309)	228
Russia Government International Bond	HUS	1.000%	12/20/2016	2.148%		100,000	(4,836)	(6,111)	1,275
Russia Government International Bond	MYC	1.000%	09/20/2016	2.082%		25,000	(1,082)	(1,321)	239
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		5,000	204	17	187
SLM Corp.	GST	5.000%	03/20/2016	3.847%		200	8	1	7
South Africa Government International Bond	BRC	1.000%	12/20/2015	1.253%		25,000	(207)	(184)	(23)
South Africa Government International Bond	DUB	1.000%	12/20/2015	1.253%		25,000	(207)	(184)	(23)
South Africa Government International Bond	JPM	1.000%	06/20/2017	1.586%		27,180	(749)	(945)	196
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	1,605,400	(96)	(2,341)	2,245
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		2,663,100	(214)	(6,651)	6,437
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		282,000	(59)	(699)	640
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2013	2.976%		571,000	(168)	(1,233)	1,065

U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.193%	EUR	25,000	6	(190)	196
U.S. Treasury Notes	BPS	0.250%	03/20/2015	0.260%		45,000	(10)	(219)	209
U.S. Treasury Notes	BPS	0.250%	09/20/2016	0.384%		25,000	(173)	(495)	322
U.S. Treasury Notes	BRC	0.250%	03/20/2015	0.260%		104,000	(23)	(1,467)	1,444
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.193%		7,000	1	(47)	48
U.S. Treasury Notes	DUB	0.250%	03/20/2015	0.260%		25,000	(6)	(344)	338
U.S. Treasury Notes	DUB	0.250%	06/20/2015	0.276%		50,000	(44)	(526)	482
U.S. Treasury Notes	DUB	0.250%	09/20/2015	0.290%		50,000	(77)	(689)	612
U.S. Treasury Notes	DUB	0.250%	06/20/2016	0.365%		50,000	(279)	(951)	672
U.S. Treasury Notes	DUB	0.250%	09/20/2016	0.384%		50,000	(347)	(932)	585
U.S. Treasury Notes	FBF	0.250%	03/20/2016	0.343%		173,500	(735)	(2,143)	1,408
U.S. Treasury Notes	HUS	0.250%	03/20/2016	0.343%		100,000	(423)	(1,239)	816
U.S. Treasury Notes	HUS	0.250%	09/20/2016	0.384%		50,000	(347)	(1,084)	737
U.S. Treasury Notes	RYL	0.250%	03/20/2016	0.343%		62,000	(263)	(752)	489
U.S. Treasury Notes	RYL	0.250%	06/20/2016	0.365%		25,000	(140)	(429)	289
U.S. Treasury Notes	SOG	0.250%	06/20/2015	0.276%		25,000	(22)	(221)	199
U.S. Treasury Notes	SOG	0.250%	09/20/2015	0.290%		50,000	(77)	(689)	612
U.S. Treasury Notes	SOG	0.250%	06/20/2016	0.365%		100,000	(559)	(1,076)	517
U.S. Treasury Notes	SOG	0.250%	09/20/2016	0.384%		50,000	(346)	(1,095)	749
U.S. Treasury Notes	UAG	0.250%	03/20/2016	0.343%		35,500	(150)	(408)	258
U.S. Treasury Notes	UAG	0.250%	06/20/2016	0.365%		125,000	(699)	(2,169)	1,470
U.S. Treasury Notes	UAG	0.250%	09/20/2016	0.384%		175,700	(1,218)	(2,371)	1,153
UBS AG	BPS	0.760%	03/20/2013	0.923%		$30	0	0	0
UBS AG	JPM	1.000%	06/20/2013	1.041%	EUR	4,000	0	3	(3)
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%		$25,000	526	178	348
United Kingdom Gilt	BOA	1.000%	03/20/2016	0.421%		94,500	2,054	1,202	852
United Kingdom Gilt	BOA	1.000%	06/20/2016	0.463%		66,000	1,418	819	599
United Kingdom Gilt	BOA	1.000%	09/20/2016	0.500%		30,000	636	369	267
United Kingdom Gilt	BPS	1.000%	03/20/2015	0.281%		100,000	1,990	569	1,421
United Kingdom Gilt	BPS	1.000%	06/20/2016	0.463%		50,000	1,074	1,134	(60)
United Kingdom Gilt	CBK	1.000%	06/20/2015	0.301%		72,200	1,522	559	963
United Kingdom Gilt	CBK	1.000%	03/20/2016	0.421%		99,200	2,157	1,307	850
United Kingdom Gilt	CBK	1.000%	06/20/2016	0.463%		63,700	1,369	791	578
United Kingdom Gilt	CBK	1.000%	09/20/2016	0.500%		50,000	1,061	410	651
United Kingdom Gilt	DUB	1.000%	03/20/2015	0.281%		67,500	1,343	214	1,129
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		175,000	3,689	1,560	2,129
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		67,500	1,467	908	559
United Kingdom Gilt	DUB	1.000%	06/20/2016	0.463%		38,100	818	659	159
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.500%		46,300	982	379	603
United Kingdom Gilt	FBF	1.000%	06/20/2015	0.301%		50,000	1,054	538	516
United Kingdom Gilt	FBF	1.000%	12/20/2015	0.373%		50,000	1,100	1,164	(64)
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		20,500	446	396	50
United Kingdom Gilt	GST	1.000%	03/20/2015	0.281%		37,200	740	133	607
United Kingdom Gilt	GST	1.000%	06/20/2015	0.301%		25,000	526	172	354
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		155,000	3,409	2,041	1,368
United Kingdom Gilt	GST	1.000%	03/20/2016	0.421%		419,100	9,111	7,141	1,970
United Kingdom Gilt	GST	1.000%	12/20/2016	0.555%		90,000	1,796	180	1,616
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		33,700	670	273	397
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		75,000	1,581	526	1,055
United Kingdom Gilt	JPM	1.000%	12/20/2015	0.373%		47,000	1,034	1,090	(56)
United Kingdom Gilt	MYC	0.250%	03/20/2015	0.281%		30,000	(23)	(339)	316
United Kingdom Gilt	MYC	1.000%	03/20/2015	0.281%		200,000	3,979	1,757	2,222
United Kingdom Gilt	MYC	1.000%	06/20/2015	0.301%		50,000	1,054	333	721
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		23,100	497	400	97
United Kingdom Gilt	MYC	1.000%	12/20/2016	0.555%		47,500	948	47	901
United Kingdom Gilt	SOG	1.000%	03/20/2015	0.281%		147,800	2,940	600	2,340
United Kingdom Gilt	SOG	1.000%	06/20/2015	0.301%		50,000	1,054	527	527
United Kingdom Gilt	SOG	1.000%	06/20/2016	0.463%		127,200	2,733	2,201	532
United Kingdom Gilt	UAG	1.000%	06/20/2015	0.301%		100,000	2,108	1,202	906
United Kingdom Gilt	UAG	1.000%	12/20/2015	0.373%		37,300	820	858	(38)
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		45,800	983	792	191
United Kingdom Gilt	UAG	1.000%	09/20/2016	0.500%		100,000	2,122	488	1,634
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.179%		14,205	119	105	14
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.179%		10,900	91	97	(6)
Verizon Communications, Inc.	JPM	1.000%	06/20/2013	0.179%		15,000	126	75	51
Wells Fargo & Co.	FBF	1.000%	09/20/2013	0.303%		1,500	14	(4)	18
Wells Fargo & Co.	SOG	1.000%	12/20/2012	0.254%		20,000	79	12	67

							$(111,349)	$(312,362)	$201,013

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	760,200	$26,604	$14,767	$11,837
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		5,700	199	146	53
iTraxx Europe 16 Index	CBK	(1.000%	)	12/20/2016		493,200	17,260	9,543	7,717
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		963,200	33,709	19,151	14,558
iTraxx Europe 16 Index	FBF	(1.000%	)	12/20/2016		147,900	5,176	2,649	2,527
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		89,700	3,139	1,819	1,320
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		697,200	24,400	12,562	11,838
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		171,900	6,016	4,499	1,517
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		50,000	1,886	2,401	(515)
iTraxx Europe 17 Index	JPM	(1.000%	)	06/20/2017		100,000	3,772	4,776	(1,004)

							$122,161	$72,313	$49,848

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	BRC	5.000%	12/20/2014	$75,200	$4,880	$8,835	$(3,955)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	99,900	6,483	11,676	(5,193)
CDX.EM-12 5-Year Index	GST	5.000%	12/20/2014	24,300	1,577	2,892	(1,315)
CDX.EM-12 5-Year Index	HUS	5.000%	12/20/2014	25,000	1,623	2,900	(1,277)
CDX.EM-12 5-Year Index	JPM	5.000%	12/20/2014	25,000	1,622	2,837	(1,215)
CDX.EM-12 5-Year Index	MYC	5.000%	12/20/2014	25,000	1,622	2,962	(1,340)
CDX.EM-12 5-Year Index	UAG	5.000%	12/20/2014	50,000	3,245	4,975	(1,730)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	711,200	52,671	88,665	(35,994)
CDX.EM-13 5-Year Index	CBK	5.000%	06/20/2015	20,000	1,481	2,290	(809)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	526,500	38,993	66,005	(27,012)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	32,400	2,399	4,200	(1,801)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	50,700	3,755	6,337	(2,582)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	972,200	72,001	120,759	(48,758)
CDX.EM-13 5-Year Index	JPM	5.000%	06/20/2015	68,100	5,044	7,866	(2,822)
CDX.EM-13 5-Year Index	MYC	5.000%	06/20/2015	153,200	11,346	16,939	(5,593)
CDX.EM-14 5-Year Index	BRC	5.000%	12/20/2015	900	73	108	(35)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	34,400	2,771	4,214	(1,443)
CDX.EM-14 5-Year Index	DUB	5.000%	12/20/2015	93,200	7,508	11,399	(3,891)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	45,000	3,625	5,998	(2,373)
CDX.EM-14 5-Year Index	JPM	5.000%	12/20/2015	28,200	2,271	3,863	(1,592)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	8,900	717	1,179	(462)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	67,900	5,469	9,409	(3,940)
CDX.IG-9 5-Year Index 15-30%	DUB	0.990%	12/20/2012	50,000	251	0	251
CDX.IG-9 5-Year Index 15-30%	DUB	1.180%	12/20/2012	30,000	180	0	180
CDX.IG-9 5-Year Index 15-30%	GST	0.830%	12/20/2012	30,000	126	0	126
CDX.IG-9 5-Year Index 15-30%	GST	0.940%	12/20/2012	33,800	161	0	161
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	102,700	501	0	501
CDX.IG-9 5-Year Index 30-100%	DUB	0.530%	12/20/2012	211,322	563	0	563
CDX.IG-9 5-Year Index 30-100%	DUB	0.695%	12/20/2012	96,450	339	0	339
CDX.IG-9 5-Year Index 30-100%	DUB	0.701%	12/20/2012	80,246	285	0	285
CDX.IG-9 5-Year Index 30-100%	DUB	0.705%	12/20/2012	9,838	35	0	35
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	13,889	50	0	50
CDX.IG-9 5-Year Index 30-100%	DUB	0.710%	12/20/2012	27,584	99	0	99
CDX.IG-9 5-Year Index 30-100%	DUB	0.770%	12/20/2012	163,965	639	0	639
CDX.IG-9 5-Year Index 30-100%	DUB	0.780%	12/20/2012	241,125	953	0	953
CDX.IG-9 5-Year Index 30-100%	GST	0.695%	12/20/2012	14,082	49	0	49
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	21,894	78	0	78
CDX.IG-9 5-Year Index 30-100%	MYC	0.711%	12/20/2012	385,799	1,388	0	1,388
CDX.IG-9 5-Year Index 30-100%	MYC	0.771%	12/20/2012	183,255	716	0	716
CDX.IG-9 10-Year Index 30-100%	GST	0.508%	12/20/2017	241,125	1,605	0	1,605
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	62,017	543	0	543
CDX.IG-9 10-Year Index 30-100%	JPM	0.510%	12/20/2017	144,675	982	0	982
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	130,979	1,182	0	1,182
CDX.IG-10 5-Year Index 30-100%	BOA	0.461%	06/20/2013	241,125	1,081	0	1,081
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	132,136	685	0	685
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	163,579	736	0	736
MCDX-14 5-Year Index	GST	1.000%	06/20/2015	100,000	(866)	(4,866)	4,000
MCDX-15 5-Year Index	CBK	1.000%	12/20/2015	28,100	(391)	(1,092)	701
MCDX-15 5-Year Index	DUB	1.000%	12/20/2015	25,000	(348)	(980)	632
MCDX-15 5-Year Index	GST	1.000%	12/20/2015	25,000	(349)	(972)	623
MCDX-15 5-Year Index	MYC	1.000%	12/20/2015	21,900	(306)	(866)	560
MCDX-15 10-Year Index	CBK	1.000%	12/20/2020	25,000	(1,460)	(1,424)	(36)
MCDX-15 10-Year Index	GST	1.000%	12/20/2020	25,000	(1,460)	(1,424)	(36)
MCDX-16 5-Year Index	DUB	1.000%	06/20/2016	25,000	(477)	(214)	(263)

					$238,746	$374,470	$(135,724)

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign, U.S. municipal or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Market Value	Premiums (Received)	Unrealized Appreciation
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	BRC	AUD 250,000	$257,662	$(1,055)	$(9,075)	$8,020
Floating rate equal to 3-Month AUD-BBR-BBSW plus 0.213% based on the notional amount of currency delivered	Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency received	02/07/2016	FBF	50,000	51,533	(211)	(1,815)	1,604

						$(1,266)	$(10,890)	$9,624

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,720,079	$2,426	$832	$1,594
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		3,248,200	4,582	530	4,052
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		2,098,700	2,961	852	2,109
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		1,020,000	719	(210)	929
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		8,268,300	5,823	(3,992)	9,815
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		2,009,300	1,416	(1,025)	2,441
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		3,033,000	2,136	(1,781)	3,917
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		3,355,000	2,363	(1,687)	4,050
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	UAG		175,000	123	(31)	154
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		770,500	2,474	180	2,294
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		800,000	3,864	555	3,309
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		400,000	1,932	298	1,634
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	BRC		466,000	128	(240)	368
Pay	28-Day MXN-TIIE	6.000%	09/02/2022	MYC		1,098,000	302	(416)	718

							$31,249	$(6,135)	$37,384

(p)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	20,113	$5,974	$(5,256)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	20,113	4,314	(4,114)

				$10,288	$(9,370)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013		$3,725,700	$18,442	$(494)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		7,724,000	27,069	(7,404)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		7,246,000	9,310	(8,246)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		3,745,900	21,371	(491)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.800%	09/15/2014		10,000,000	59,890	(15,030)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012		4,179,200	15,776	(77)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,727,900	22,858	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		270,100	1,840	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		1,370,400	6,167	(506)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		2,627,000	18,541	(3,299)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.740%	08/09/2012		1,000,000	3,675	(109)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		2,454,400	14,563	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		4,880,000	17,774	(2,476)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		3,258,000	11,454	(1,653)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		1,211,300	7,488	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012		9,529,900	26,452	(3,519)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		1,000,000	4,470	(507)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012		11,224,600	88,302	(1)
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013		4,628,000	35,685	(5,811)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012		7,158,100	51,376	(286)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,575,700	15,690	(16)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,000	(12,783)
Put - OTC 5-Year Interest Rate Swap	BPS	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,000,000	3,800	(10)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		1,000,000	3,950	(10)
Put - OTC 5-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		1,000,000	23,050	(12,783)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		1,915,300	47,353	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		394,400	2,721	(17)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,187,500	20,003	(22)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		5,772,800	39,981	(244)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		10,003,700	91,510	(102)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013		1,327,000	12,466	(2,553)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		4,500,000	8,825	(22,117)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012		1,397,500	2,970	(317)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		3,831,000	17,358	(162)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		6,258,000	67,312	(64)
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		530,800	4,936	(8,681)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		530,800	10,244	(3,307)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,169,000	28,976	(22)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		1,000,000	4,300	(42)
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		2,445,400	11,784	(25)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.100%	08/13/2012		3,000,000	10,350	(20,057)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		2,316,200	10,290	(98)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		779,600	7,289	(12,750)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		779,600	15,124	(4,858)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(6,391)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012		668,500	16,786	0
Call - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		3,500,000	7,558	(17,202)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012		7,634,400	33,453	(322)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		6,586,500	73,600	(67)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013		2,829,000	20,987	(14,389)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.750%	01/26/2015		500,000	11,500	(6,391)
Call - OTC 5-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.050%	08/13/2012		1,000,000	1,600	(4,915)
Call - OTC 7-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.450%	08/13/2012		1,000,000	3,200	(8,729)
Call - OTC 7-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.450%	08/13/2012		2,000,000	7,780	(17,459)
Call - OTC 7-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.450%	08/13/2012		4,000,000	13,900	(34,917)
Call - OTC 7-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.450%	08/13/2012		4,000,000	11,525	(34,917)
Call - OTC 7-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	1.450%	08/13/2012		1,000,000	2,850	(8,729)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		750,000	4,662	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		360,000	2,448	0
Put - OTC 10-Year Interest Rate Swap	BRC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,250,000	13,437	(3,411)
Put - OTC 10-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		246,500	2,416	(673)
Put - OTC 10-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		340,000	2,261	0
Put - OTC 10-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		182,000	1,256	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		1,995,300	12,243	0
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,000,000	11,650	(2,729)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	07/10/2012		719,000	4,889	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013		732,700	5,532	(7,160)
Put - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	10.000%	01/13/2016		1,753,500	20,516	(4,785)
Put - OTC 10-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	10.000%	07/01/2014	EUR	81,000	619	(6)

								$1,243,953	$(324,141)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$1,757,700	$14,866	$(2,590)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	4,179,400	37,277	(6,505)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	483,000	6,231	(807)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	631,100	4,733	(1,355)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	486,300	4,766	(1,285)

						$67,873	$(12,542)

(q)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
American International Group, Inc.	4.500%	12/20/2017	10/04/2010	$57,737	$66,621	0.03%
Chambers Descendants Trust	12.000%	08/15/2018	02/19/2010 - 11/29/2010	107,044	107,544	0.04%
Citigroup, Inc.	5.365%	03/06/2036	06/29/2012	882	882	0.00%
Continental Airlines, Inc.	6.920%	04/02/2013	10/21/2010	1,260	1,246	0.00%
DLJ Mortgage Acceptance Corp.	6.502%	08/01/2021	07/21/1992	151	119	0.00%
Goldman Sachs Group, Inc.	1.190%	08/12/2015	12/01/2009	71,030	58,686	0.02%
Michigan Public Educational Facilities Authority Revenue Bonds, Series 2008	7.000%	10/01/2036	12/11/2008	79	104	0.00%
Royal Bank of Scotland Group PLC	2.027%	03/30/2015	01/06/2011 - 07/05/2011	31,587	28,551	0.01%
SLM Corp.	4.800%	02/13/2014	03/12/2010	9,241	9,683	0.00%

				$279,011	$273,436	0.10%

(r)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2042	$855,000	$873,495	$(877,310)
Fannie Mae	5.000%	07/01/2042	766,000	829,943	(829,195)
Fannie Mae	5.000%	08/01/2042	3,465,880	3,749,200	(3,751,275)
Fannie Mae	6.000%	08/01/2042	188,900	207,672	(207,583)
Freddie Mac	3.000%	07/01/2042	13,000	13,260	(13,301)
Ginnie Mae	6.000%	07/01/2042	1,900	2,140	(2,133)

				$5,675,710	$(5,680,797)

(s)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	CAD	34,000		$33,369	CBK	$0	$(10)	$(10)
07/2012	EUR	801,663		1,002,400	BPS	1,564	(13,672)	(12,108)
07/2012		3,162,222		4,155,507	BRC	153,307	0	153,307
07/2012		823,160		1,034,908	CBK	2,419	(9,225)	(6,806)
07/2012		2,011,318		2,636,546	DUB	90,963	0	90,963
07/2012		2,344,785		3,050,235	FBF	86,961	(4,292)	82,669
07/2012		969,667		1,226,915	GSC	0	(198)	(198)
07/2012		1,247,758		1,603,439	HUS	28,629	(4,293)	24,336
07/2012		647,682		811,141	JPM	308	(8,809)	(8,501)
07/2012		1,021		1,349	RBC	56	0	56
07/2012		471,556		600,009	UAG	8,558	(5,331)	3,227
07/2012	GBP	3,504		5,386	BRC	0	(102)	(102)
07/2012		10,312		16,120	FBF	0	(30)	(30)
07/2012		159,686		252,004	GSC	1,912	0	1,912
07/2012		159,687		251,782	HUS	1,688	0	1,688
07/2012		713,738		1,102,019	JPM	1	(15,804)	(15,803)
07/2012		22,697		35,303	MSC	0	(244)	(244)
07/2012		8,808		13,710	RBC	0	(84)	(84)
07/2012		122,663		191,243	RYL	0	(866)	(866)
07/2012		474,450		733,988	UAG	0	(9,072)	(9,072)
07/2012	IDR	192,505,317		20,610	BPS	115	0	115
07/2012		418,006,000		44,907	BRC	403	0	403
07/2012		232,250,000		25,000	FBF	273	0	273
07/2012		26,328,263		2,829	GST	26	0	26
07/2012		3,592,626,112		382,817	HUS	1,916	(1,599)	317
07/2012		338,587,422		35,982	JPM	0	(67)	(67)
07/2012		299,793,658		31,825	UAG	0	(93)	(93)
07/2012	INR	2,535,000		50,000	BRC	4,568	0	4,568
07/2012		1,792,384		35,200	DUB	3,077	0	3,077
07/2012		12,457,559		244,551	JPM	21,286	0	21,286
07/2012	JPY	37,870,000		467,006	DUB	0	(6,936)	(6,936)
07/2012		110,100,000		1,366,830	FBF	926	(11,996)	(11,070)
07/2012		20,000,000		250,282	GSC	18	0	18
07/2012		98,100,000		1,216,448	JPM	523	(11,795)	(11,272)
07/2012	MXN	170,000		12,953	BRC	238	0	238
07/2012		8,721,905		658,570	HUS	5,695	0	5,695
07/2012		663,088		50,822	UAG	1,209	0	1,209
07/2012		$33,083	CAD	34,000	UAG	296	0	296
07/2012		1,164,166	EUR	895,153	BPS	1,155	(32,389)	(31,234)
07/2012		4,161,877		3,327,003	BRC	66,143	(17,632)	48,511
07/2012		504,556		398,330	CBK	2,014	(2,432)	(418)
07/2012		1,960,447		1,562,979	DUB	27,356	(9,820)	17,536
07/2012		114,114		86,719	FBF	0	(4,360)	(4,360)
07/2012		237,436		182,625	GSC	0	(6,301)	(6,301)
07/2012		245,974		193,062	HUS	0	(1,629)	(1,629)
07/2012		1,044,523		824,816	JPM	11,955	(12,633)	(678)
07/2012		204,694		156,200	MSC	0	(7,003)	(7,003)
07/2012		182,558		139,237	RBC	0	(6,335)	(6,335)
07/2012		305,261		241,740	RYL	1,536	(843)	693
07/2012		1,373,278		1,048,727	UAG	880	(46,859)	(45,979)
07/2012		1,221,739	GBP	787,524	BRC	11,741	(98)	11,643
07/2012		1,160,549		745,375	DUB	6,821	0	6,821
07/2012		3,100		1,981	FBF	2	0	2
07/2012		207,821		133,229	JPM	835	0	835
07/2012		5,921		3,781	RBC	1	0	1
07/2012		5,707		3,655	UAG	17	0	17
07/2012		20,291	IDR	192,505,317	BPS	204	0	204
07/2012		44,061		418,006,000	BRC	443	0	443
07/2012		24,481		232,250,000	FBF	246	0	246
07/2012		2,775		26,328,263	GST	28	0	28
07/2012		404,309		3,592,626,112	HUS	0	(21,809)	(21,809)
07/2012		35,690		338,587,422	JPM	359	0	359
07/2012		31,600		299,793,658	UAG	318	0	318
07/2012		53,711	INR	2,500,000	BRC	0	(8,906)	(8,906)
07/2012		185,347		8,500,000	CBK	0	(33,009)	(33,009)
07/2012		76,649		3,562,653	JPM	0	(12,799)	(12,799)
07/2012		48,039		2,222,291	UAG	0	(8,211)	(8,211)
07/2012		234,777	JPY	18,700,000	FBF	0	(837)	(837)
07/2012		151,172		12,000,000	UAG	0	(1,050)	(1,050)
07/2012	ZAR	156,272		$19,764	HUS	714	0	714
07/2012		195,548		24,600	JPM	762	0	762
08/2012	AUD	395,547		395,229	DUB	0	(8,204)	(8,204)
08/2012	BRL	102,182		49,200	BRC	0	(1,348)	(1,348)
08/2012		1,500,000		744,140	CBK	2,105	0	2,105
08/2012		1,627,248		805,928	DUB	944	0	944
08/2012		2,847,496		1,453,473	HUS	46,545	(1,700)	44,845
08/2012		1,002,698		492,940	JPM	0	(3,085)	(3,085)
08/2012		4,269,467		2,124,106	UAG	17,944	(5,901)	12,043
08/2012	CHF	136,496		143,065	BRC	0	(922)	(922)
08/2012	EUR	2,802,691		3,481,833	BRC	0	(65,811)	(65,811)
08/2012		1,302,692		1,621,630	DUB	0	(27,316)	(27,316)
08/2012		517,048		642,651	JPM	0	(11,828)	(11,828)
08/2012	GBP	745,374		1,155,532	BRC	0	(11,750)	(11,750)
08/2012		745,375		1,160,456	DUB	0	(6,828)	(6,828)
08/2012		95,265		148,707	JPM	0	(482)	(482)
08/2012	HKD	405,243		52,212	UAG	0	(32)	(32)
08/2012	JPY	16,000,000		200,476	JPM	217	0	217
08/2012	MXN	4,576,406		322,404	BRC	0	(19,237)	(19,237)
08/2012		778,162		55,306	CBK	0	(2,785)	(2,785)
08/2012		555,500		39,639	DUB	0	(1,831)	(1,831)
08/2012		9,837,469		696,692	HUS	118	(37,827)	(37,709)
08/2012		2,660,814		195,737	JPM	997	(3,897)	(2,900)
08/2012		10,111,470		730,205	MSC	3,408	(28,251)	(24,843)
08/2012		8,054,025		576,159	UAG	1,529	(26,593)	(25,064)
08/2012		$40,204	AUD	40,058	JPM	653	0	653
08/2012		843	CHF	811	JPM	13	0	13
08/2012		924	GBP	596	BRC	10	0	10
08/2012		8,069	MXN	110,688	DUB	194	0	194
08/2012		8,155		109,625	HUS	29	0	29
08/2012		8,064		110,571	JPM	190	0	190
08/2012		18,916		261,798	UAG	628	0	628
08/2012		32,716	SEK	235,619	BRC	1,282	0	1,282
09/2012	CAD	1,460,106		$1,420,475	BRC	0	(11,172)	(11,172)
09/2012		3,506,206		3,428,818	DUB	0	(9,048)	(9,048)
09/2012		4,434,214		4,345,616	RBC	0	(2,170)	(2,170)
09/2012		19,978		19,436	UAG	0	(153)	(153)
09/2012	EUR	20,773		26,124	BPS	0	(183)	(183)
09/2012		8,201		10,412	CBK	26	0	26
09/2012		18,841		23,562	DUB	0	(298)	(298)
09/2012		16,512		20,644	FBF	0	(266)	(266)
09/2012		7,891		9,942	MSC	0	(51)	(51)
09/2012	JPY	54,432,305		689,169	BPS	7,991	(478)	7,513
09/2012		35,320,993		446,031	BRC	3,691	0	3,691
09/2012		11,600,000		146,076	CBK	793	0	793
09/2012		4,400,000		55,297	DUB	200	0	200
09/2012		38,700,000		485,040	FBF	836	(491)	345
09/2012		20,000,000		249,226	HUS	0	(1,262)	(1,262)
09/2012		36,926,822		460,804	JPM	239	(1,832)	(1,593)
09/2012		96,785,158		1,217,800	UAG	6,583	(736)	5,847
09/2012	MXN	492,395		36,845	BRC	163	0	163
09/2012		984,291		74,076	HUS	749	0	749
09/2012		9,309,040		673,274	UAG	1,061	(20,529)	(19,468)
09/2012		$178	CAD	182	UAG	0	0	0
09/2012		1,510	EUR	1,201	BPS	11	0	11
09/2012		3,884,748		3,113,677	CBK	58,331	0	58,331
09/2012		4,565		3,647	HUS	53	0	53
09/2012		127,663		101,300	JPM	664	(43)	621
09/2012		10,175		8,111	RBC	96	0	96
09/2012		1,077		854	RYL	5	0	5
09/2012		8,556		6,787	UAG	40	(1)	39
09/2012		133	JPY	10,569	JPM	0	(1)	(1)
09/2012		203		16,093	RYL	0	(2)	(2)
10/2012	JPY	12,000,000		$151,358	UAG	1,050	0	1,050
10/2012	MXN	1,968,951		139,365	CBK	0	(6,757)	(6,757)
10/2012		590,562		41,887	HUS	0	(1,941)	(1,941)
10/2012		1,969,433		139,109	JPM	0	(7,049)	(7,049)
02/2013	CNY	172,487		27,331	BRC	314	0	314
02/2013		314,121		49,900	FBF	698	0	698
02/2013		814,027		128,900	UAG	1,395	0	1,395
02/2013		$26,863	CNY	170,562	CBK	0	(147)	(147)
02/2013		90,900		573,579	GST	0	(1,058)	(1,058)
02/2013		23,804		150,000	JPM	0	(309)	(309)
02/2013		64,400		406,493	UAG	0	(729)	(729)
08/2013	CNY	61,799		$9,781	HUS	155	0	155
08/2013		$9,915	CNY	61,799	GST	0	(288)	(288)
04/2014	CNY	75,000		$11,818	HUS	242	0	242
04/2014		209,365		33,002	UAG	687	0	687
04/2014		$10,899	CNY	66,994	JPM	0	(558)	(558)
04/2014		35,423		217,371	RYL	0	(1,872)	(1,872)

						$713,344	$(674,525)	$38,819

(t)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$1,331,433	$68,365	$1,399,798
Corporate Bonds & Notes
Banking & Finance	0	49,839,107	203,244	50,042,351
Industrials	0	7,662,050	132,001	7,794,051
Utilities	0	3,952,082	95	3,952,177
Convertible Bonds & Notes
Industrials	0	13,200	0	13,200
Municipal Bonds & Notes
Alabama	0	1,439	0	1,439
Arizona	0	17,876	0	17,876
Arkansas	0	1,300	0	1,300
California	0	4,412,152	0	4,412,152
Colorado	0	64,373	0	64,373
Connecticut	0	187	0	187
District of Columbia	0	120,317	0	120,317
Florida	0	88,066	0	88,066
Georgia	0	143,319	0	143,319
Illinois	0	913,568	0	913,568
Indiana	0	64,778	0	64,778
Iowa	0	82,995	0	82,995
Louisiana	0	113,667	0	113,667
Massachusetts	0	87,130	0	87,130
Michigan	0	63,968	0	63,968
Mississippi	0	12,007	0	12,007
Missouri	0	1,283	0	1,283
Nebraska	0	55,609	0	55,609
Nevada	0	478,883	0	478,883
New Jersey	0	461,309	0	461,309
New York	0	1,375,016	0	1,375,016
North Carolina	0	57,452	0	57,452
Ohio	0	880,176	62,609	942,785
Oregon	0	37,755	0	37,755
Pennsylvania	0	89,820	0	89,820
Puerto Rico	0	15,239	0	15,239
Rhode Island	0	7,357	0	7,357
South Carolina	0	397	0	397
Tennessee	0	6,932	0	6,932
Texas	0	367,085	0	367,085
Utah	0	6,578	0	6,578
Washington	0	44,202	0	44,202
West Virginia	0	122,968	0	122,968
Wisconsin	0	450	0	450
U.S. Government Agencies	0	137,050,515	105,994	137,156,509
U.S. Treasury Obligations	0	64,232,547	0	64,232,547
Mortgage-Backed Securities	0	16,620,811	408,848	17,029,659
Asset-Backed Securities	0	4,757,553	345,097	5,102,650
Sovereign Issues	0	19,151,078	0	19,151,078
Convertible Preferred Securities
Banking & Finance	32,648	0	0	32,648
Industrials	10,538	0	13,782	24,320
Utilities	11,202	0	0	11,202
Preferred Securities
Banking & Finance	169,091	4,449	0	173,540
Short-Term Instruments
Certificates of Deposit	0	808,499	0	808,499
Commercial Paper	0	280,690	0	280,690
Repurchase Agreements	0	1,191,191	0	1,191,191
Short-Term Notes	0	89,159	0	89,159
Japan Treasury Bills	0	6,535,172	0	6,535,172
Mexico Treasury Bills	0	2,179,233	0	2,179,233
U.S. Treasury Bills	0	45,456	0	45,456
PIMCO Short-Term Floating NAV Portfolios	6,998,710	0	0	6,998,710
	$7,222,189	$325,939,878	$1,340,035	$334,502,102

Short Sales, at value	$0	$(5,680,797)	$0	$(5,680,797)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	435,102	0	435,102
Foreign Exchange Contracts	0	722,968	0	722,968
Interest Rate Contracts	124,094	61,329	0	185,423
	$124,094	$1,219,399	$0	$1,343,493

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(257,130)	0	(257,130)
Foreign Exchange Contracts	0	(674,525)	0	(674,525)
Interest Rate Contracts	0	(1,297,484)	(12,542)	(1,310,026)

	$0	$(2,229,139)	$(12,542)	$(2,241,681)

Totals	$7,346,283	$319,249,341	$1,327,493	$327,923,117

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Bank Loan Obligations	$0	$70,705	$0	$116	$0	$(2,456)	$0	$0	$68,365	$(2,457)
Corporate Bonds & Notes
Banking & Finance	378,412	9,258	(65)	(61)	(2)	45	0	(184,343)	203,244	151
Industrials	138,021	0	(3,239)	(78)	16	(300)	0	(2,419)	132,001	0
Utilities	95	0	0	0	0	0	0	0	95	0
Municipal Bonds & Notes
Ohio	70,608	0	(8,400)	86	537	(222)	0	0	62,609	(322)
U.S. Government Agencies	3,122,410	(3,014,651)	(2,980)	(8)	(6)	1,229	0	0	105,994	602
Mortgage-Backed Securities	331,336	99,078	(11,541)	544	1,085	1,386	0	(13,040)	408,848	1,190
Asset-Backed Securities	408,069	12,724	(19,544)	430	(642)	(4,474)	0	(51,466)	345,097	(4,622)
Convertible Preferred Securities
Industrials	2,359	0	0	0	0	11,423	0	0	13,782	11,423

	$4,451,310	$(2,822,886)	$(45,769)	$1,029	$988	$6,631	$0	$(251,268)	$1,340,035	$5,965
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(13,550)	$0	$0	$0	$0	$1,008	$0	$0	$(12,542)	$1,009

Totals	$4,437,760	$(2,822,886)	$(45,769)	$1,029	$988	$7,639	$0	$(251,268)	$1,327,493	$6,974

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$68,365	Benchmark Pricing	Base Price	87.54 - 88.00
Corporate Bonds & Notes
Banking & Finance	82,443	Benchmark Pricing	Base Price	100.25 - 115.00
	120,801	Third Party Vendor	Broker Quote	95.78 - 108.77
Industrials	10,445	Benchmark Pricing	Base Price	99.54 - 104.25
	797	Other Valuation Techniques	—	—
	120,759	Third Party Vendor	Broker Quote	96.25 - 114.50
Utilities	95	Third Party Vendor	Broker Quote	95.50
Municipal Bonds & Notes
Ohio	62,609	Benchmark Pricing	Base Price	92.19
U.S. Government Agencies	37,132	Benchmark Pricing	Base Price	96.51 - 118.69
	1,983	Other Valuation Techniques	—	—
	66,879	Third Party Vendor	Broker Quote	99.50 - 101.44
Mortgage-Backed Securities	108,525	Benchmark Pricing	Base Price	8.50 - 100.28
	300,323	Third Party Vendor	Broker Quote	56.50 - 101.61
Asset-Backed Securities	345,097	Benchmark Pricing	Base Price	86.75 - 100.40
Convertible Preferred Securities
Industrials	13,782	Other Valuation Techniques	—	—
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(12,542)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$1,327,493

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund II

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 24.9%
BANKING & FINANCE 20.1%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013	$3,100	$3,226
American Express Bank FSB
5.500% due 04/16/2013	500	519
American Express Centurion Bank
6.000% due 09/13/2017	4,000	4,731
American Express Credit Corp.
5.875% due 05/02/2013	2,800	2,917
American International Group, Inc.
5.050% due 10/01/2015	10,300	10,944
5.450% due 05/18/2017	30,700	33,413
5.600% due 10/18/2016	18,300	19,925
5.850% due 01/16/2018	11,500	12,750
6.250% due 05/01/2036	1,452	1,688
6.400% due 12/15/2020	3,400	3,856
8.250% due 08/15/2018	13,500	16,345
Bank of America Corp.
1.886% due 01/30/2014	12,400	12,276
5.650% due 05/01/2018	9,200	9,855
6.000% due 09/01/2017	1,055	1,140
Bank of America N.A.
6.000% due 10/15/2036	7,900	8,345
Capital One Capital
8.875% due 05/15/2040	700	716
CBA Capital Trust
5.805% due 06/30/2015 (d)	5,200	5,281
Citigroup, Inc.
1.919% due 01/13/2014	11,600	11,554
2.467% due 08/13/2013	2,600	2,619
4.750% due 05/19/2015	15,560	16,346
5.000% due 09/15/2014	5,900	6,052
5.300% due 10/17/2012	1,000	1,013
5.500% due 10/15/2014	15,681	16,613
5.625% due 08/27/2012	2,500	2,515
5.850% due 07/02/2013	700	732
6.000% due 08/15/2017	7,900	8,667
8.125% due 07/15/2039	1,700	2,279
8.500% due 05/22/2019	2,900	3,588
Fifth Third Bancorp
6.250% due 05/01/2013	350	365
8.250% due 03/01/2038	16,000	21,808
Ford Motor Credit Co. LLC
2.750% due 05/15/2015	7,200	7,264
Goldman Sachs Group, Inc.
1.466% due 02/07/2014	22,600	22,340
5.950% due 01/18/2018	21,175	22,701
6.150% due 04/01/2018	4,700	5,104
6.250% due 09/01/2017	6,300	6,860
GSPA Monetization Trust
6.422% due 10/09/2029	9,516	9,115
HCP, Inc.
5.650% due 12/15/2013	2,300	2,430
HSBC Bank USA N.A.
6.000% due 08/09/2017	4,000	4,456
International Lease Finance Corp.
6.625% due 11/15/2013	5,180	5,374
6.750% due 09/01/2016	2,000	2,160
JPMorgan Chase & Co.
1.218% due 05/02/2014	28,100	28,092
4.250% due 10/15/2020	500	527
7.900% due 04/30/2018 (d)	36,600	40,263
JPMorgan Chase Capital
1.416% due 01/15/2087	1,100	747
6.550% due 09/15/2066	800	804
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	325	327
6.400% due 08/28/2017	4,400	4,793
6.875% due 04/25/2018	24,400	27,348
MetLife, Inc.
6.400% due 12/15/2066	1,500	1,479
Morgan Stanley
0.947% due 10/15/2015	3,700	3,299
1.446% due 04/29/2013	3,600	3,551
2.967% due 05/14/2013	14,200	14,184
3.450% due 11/02/2015	300	291
4.100% due 01/26/2015	30,000	29,853
5.950% due 12/28/2017	225	231
6.000% due 04/28/2015	10,400	10,759

Pacific LifeCorp
6.000% due 02/10/2020	1,100	1,203
Principal Life Income Funding Trusts
5.300% due 04/24/2013	2,800	2,905
5.550% due 04/27/2015	4,000	4,418
SLM Corp.
4.000% due 07/25/2014	2,000	2,002
5.000% due 04/15/2015	30,000	30,430
6.250% due 01/25/2016	8,200	8,651
8.000% due 03/25/2020	4,200	4,620
State Street Capital Trust
1.468% due 06/01/2077	600	436
5.458% due 07/30/2012 (d)	3,500	3,512
Toyota Motor Credit Corp. CPI Linked Bond
3.450% due 09/10/2013	17,000	17,191
UBS Preferred Funding Trust
6.243% due 05/15/2016 (d)	7,500	7,125
USB Capital
3.500% due 07/30/2012 (d)	700	540
Wachovia Corp.
5.625% due 10/15/2016	1,300	1,467
Weyerhaeuser Co.
7.375% due 03/15/2032	10,000	11,211

		592,141

INDUSTRIALS 3.4%
COX Communications, Inc.
4.625% due 06/01/2013	4,000	4,141
General Mills, Inc.
5.250% due 08/15/2013	8,000	8,401
GlaxoSmithKline Capital, Inc.
4.850% due 05/15/2013	325	337
International Business Machines Corp.
5.700% due 09/14/2017	21,400	25,770
Kraft Foods, Inc.
2.625% due 05/08/2013	8,800	8,932
5.250% due 10/01/2013	20,000	21,060
Norfolk Southern Corp.
5.640% due 05/17/2029	17,009	20,469
Rohm and Haas Co.
6.000% due 09/15/2017	2,100	2,449
UAL Pass-Through Trust
9.190% due 12/24/2013 ^	3,900	1,336
WM Wrigley Jr. Co.
3.050% due 06/28/2013	3,000	3,036
Yum! Brands, Inc.
6.250% due 03/15/2018	4,800	5,698

		101,629

UTILITIES 1.4%
Alltel Corp.
7.000% due 07/01/2012	2,000	2,000
BellSouth Corp.
4.020% due 04/26/2021	19,100	19,586
Cleco Power LLC
6.000% due 12/01/2040	4,100	4,814
DTE Energy Co.
1.167% due 06/03/2013	1,900	1,904
Entergy Corp.
3.625% due 09/15/2015	5,400	5,556
Georgia Power Co.
0.788% due 03/15/2013	500	501
Plains All American Pipeline LP
4.250% due 09/01/2012	5,481	5,506
Verizon Communications, Inc.
5.250% due 04/15/2013	500	518

		40,385

Total Corporate Bonds & Notes (Cost $694,128)		734,155

MUNICIPAL BONDS & NOTES 7.6%
ARIZONA 0.1%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	1,300	1,523

CALIFORNIA 2.5%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	1,000	1,260

Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,200	1,690
7.043% due 04/01/2050	3,900	5,520
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.125% due 06/01/2043	2,000	1,958
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,100	1,346
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	4,300	5,376
7.550% due 04/01/2039	6,200	7,979
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	2,500	3,253
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,900	1,970
Calleguas-Las Virgenes Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
5.944% due 07/01/2040	3,800	4,622
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	140
Los Angeles Department of Water & Power, California Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 07/01/2044	1,600	1,739
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	1,200	1,730
Los Angeles Unified School District, California General Obligation Bonds, (AGM Insured), Series 2007
4.500% due 07/01/2022	6,300	6,965
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	6,600	8,556
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,223
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,187
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	300	344
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	1,800	1,355
University of California Revenue Bonds, (BABs), Series 2009
5.770% due 05/15/2043	6,700	8,229
6.583% due 05/15/2049	3,800	4,984
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	405
6.548% due 05/15/2048	600	787

		72,847

FLORIDA 0.0%
Miami, Florida Revenue Bonds, Series 1989
8.650% due 07/01/2019	125	159

ILLINOIS 0.4%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.300% due 12/01/2021	600	667
6.899% due 12/01/2040	7,100	8,459
Chicago, Illinois General Obligation Bonds, (BABs), Series 2010
7.517% due 01/01/2040	2,000	2,544

		11,670

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	660	637

MICHIGAN 0.2%
Michigan State Building Authority Revenue Bonds, Series 2011
5.375% due 10/15/2041	5,000	5,703

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,600	3,085

NEVADA 0.2%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	2,300	3,150
Truckee Meadows Water Authority, Nevada Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 07/01/2036	2,800	2,896

		6,046

NEW JERSEY 0.5%
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2016	3,355	3,005
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	7,200	7,208

New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	3,000	4,233

		14,446

NEW YORK 2.7%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	1,200	1,757
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	13,300	15,616
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	44,000	48,639
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,257
New York State Dormitory Authority Revenue Bonds, Series 2008
5.000% due 03/15/2026	9,460	10,876
Port Authority of New York & New Jersey Revenue Bonds, Series 2010
5.647% due 11/01/2040	1,100	1,334

		79,479

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	3,500	5,026
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.500% due 06/01/2047	1,500	1,267

		6,293

TENNESSEE 0.1%
Metropolitan Government of Nashville & Davidson County, Tennessee Water & Sewer Revenue Bonds, (BABs), Series 2010
6.568% due 07/01/2037	2,600	3,402

TEXAS 0.6%
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	6,400	8,314
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	6,500	8,469
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,200	1,282

		18,065

Total Municipal Bonds & Notes (Cost $193,008)		223,355

U.S. GOVERNMENT AGENCIES 50.3%
Fannie Mae
0.305% due 12/25/2036	648	643
0.500% due 07/02/2015	12,700	12,694
0.555% due 04/25/2037	1,953	1,956
0.675% due 10/25/2022	38	38
0.695% due 09/25/2035 - 12/25/2041	3,912	3,924
0.700% due 05/25/2023	32	32
0.750% due 02/25/2022	14	14
0.800% due 01/25/2022	33	34
0.850% due 08/25/2022	31	31
0.875% due 05/25/2040	9,272	9,360
0.950% due 04/25/2022 - 09/25/2022	35	35
0.995% due 11/25/2039 - 01/25/2040	1,518	1,537
1.250% due 01/30/2017	11,700	11,903
1.353% due 07/01/2044	334	338
2.289% due 01/01/2035	671	707
2.500% due 07/17/2027 (a)	4,000	4,123
2.556% due 05/25/2035	345	360
3.000% due 07/01/2027 - 04/01/2042	5,598	5,856
3.330% due 11/01/2021	297	321
3.500% due 07/01/2027 - 08/01/2042	166,000	174,132
3.980% due 07/01/2021	118,300	130,453
4.000% due 06/01/2025 - 08/01/2042	117,232	124,795
4.500% due 09/01/2018 - 08/01/2042	362,963	390,095
4.838% due 09/01/2035	259	278
5.000% due 02/13/2017 - 05/01/2041	28,765	31,373
5.375% due 06/12/2017	2,800	3,398
5.500% due 03/01/2022 - 08/01/2042	70,011	76,528
5.770% due 06/01/2013	577	589
6.000% due 05/01/2017 - 01/01/2039	86,409	95,366
6.244% due 12/25/2042	628	723
6.500% due 07/01/2013 - 06/25/2044	412	478
7.000% due 10/01/2012 - 09/25/2020	4	4
8.000% due 04/01/2015 - 10/01/2030	3	3
8.500% due 04/01/2017	1	1
9.000% due 12/01/2017 - 06/25/2018	3	4
9.250% due 07/25/2019	52	60
10.000% due 11/01/2021	1	2

Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	4,783	4,781
0.852% due 07/15/2037	15,116	15,213
0.992% due 08/15/2036	9,020	9,101
1.000% due 03/08/2017 - 06/29/2017	38,500	38,724
1.353% due 02/25/2045	309	300
1.750% due 05/30/2019	2,000	2,050
2.346% due 02/01/2023	28	28
2.384% due 12/01/2022	175	184
2.572% due 07/01/2030	42	43
3.750% due 03/27/2019	2,800	3,241
4.000% due 07/01/2042 - 08/01/2042	224,000	237,742
4.500% due 04/01/2039 - 08/01/2042	40,067	42,897
5.000% due 02/15/2032	394	407
5.500% due 08/23/2017 - 07/01/2039	7,872	8,608
6.000% due 02/01/2016 - 07/01/2042	27,674	30,398
7.000% due 07/15/2022	530	605
7.500% due 01/15/2023	1,392	1,609
8.000% due 11/01/2025 - 06/15/2030	778	801
9.000% due 12/15/2020	37	41
9.250% due 11/15/2019	1	1
9.500% due 02/01/2018	4	4
10.000% due 03/01/2021	3	3
Ginnie Mae
0.643% due 04/16/2029 - 06/16/2031	82	83
0.843% due 02/16/2030	55	56
1.625% due 01/20/2024 - 07/20/2030	1,612	1,671
2.000% due 09/20/2024 - 07/20/2027	454	471
2.375% due 06/20/2023 - 06/20/2027	349	363
6.000% due 01/15/2024	4	4
7.500% due 09/15/2014 - 09/15/2025	12	13
8.000% due 01/15/2022 - 08/15/2024	31	37
9.000% due 11/15/2017	9	10
9.500% due 01/20/2019 - 12/15/2021	5	6
Small Business Administration
7.970% due 01/25/2025	97	104

Total U.S. Government Agencies (Cost $1,448,799)		1,481,787

U.S. TREASURY OBLIGATIONS 16.4%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2017 (f)	3,647	3,854
0.750% due 02/15/2042	13,135	13,860
1.125% due 01/15/2021	316	364
1.375% due 07/15/2018	533	610
1.625% due 01/15/2018	549	628
1.750% due 01/15/2028	33,981	42,696
2.000% due 01/15/2026	4,057	5,191
2.125% due 01/15/2019	643	771
2.125% due 02/15/2040 (f)	18,310	26,091
2.375% due 01/15/2025	10,619	14,021
2.375% due 01/15/2027 (f)(h)(i)	46,892	63,088
2.500% due 01/15/2029 (f)(h)(i)	41,473	57,706
3.625% due 04/15/2028	7,966	12,317
3.875% due 04/15/2029 (f)	11,197	18,146
U.S. Treasury Notes
0.625% due 05/31/2017	23,400	23,307
0.750% due 06/30/2017 (a)	100,800	100,965
0.875% due 01/31/2017	76,000	76,701
0.875% due 02/28/2017	10,800	10,900
1.500% due 08/31/2018 (f)(h)(i)	11,092	11,453

Total U.S. Treasury Obligations (Cost $452,840)		482,669

MORTGAGE-BACKED SECURITIES 6.9%
American Home Mortgage Investment Trust
2.736% due 02/25/2045	1,240	1,079
Banc of America Funding Corp.
2.628% due 05/25/2035	1,910	1,953
BCRR Trust
5.858% due 07/17/2040	1,400	1,427
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 04/25/2033	526	507
2.909% due 01/25/2035	3,979	3,321
5.352% due 02/25/2036	2,191	1,922
Bear Stearns Alt-A Trust
2.879% due 09/25/2035	532	367
2.883% due 05/25/2035	3,679	2,941
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044	500	540
5.471% due 01/12/2045	1,500	1,728
5.700% due 06/11/2050	5,000	5,789
6.540% due 06/16/2030	11,142	11,388
Bear Stearns Mortgage Funding Trust
0.435% due 01/25/2037	10,101	5,326

Chase Mortgage Finance Corp.
5.247% due 12/25/2035	5,217	4,938
Citigroup Mortgage Loan Trust, Inc.
2.340% due 09/25/2035	2,194	1,935
2.580% due 10/25/2035	651	573
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046	2,600	2,937
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	2,366	1,347
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036	851	634
2.709% due 02/20/2035	52	43
Credit Suisse First Boston Mortgage Securities Corp.
2.505% due 09/25/2033	8,430	8,329
4.873% due 06/25/2032	60	56
Credit Suisse Mortgage Capital Certificates
0.412% due 10/15/2021	5,509	5,162
5.851% due 03/15/2039	500	551
DBUBS Mortgage Trust
3.386% due 07/10/2044	16,900	18,098
DLJ Acceptance Trust
11.000% due 08/01/2019	6	7
Extended Stay America Trust
2.951% due 11/05/2027	10,772	10,882
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046	40	40
0.325% due 01/25/2047 ^	11	11
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042	200	216
5.444% due 03/10/2039	2,200	2,450
GS Mortgage Securities Corp.
2.716% due 02/10/2021	11,796	11,986
GSR Mortgage Loan Trust
2.705% due 01/25/2036	10	10
5.132% due 11/25/2035	1,877	1,808
Guaranteed Mortgage Corp.
9.300% due 07/20/2019	16	18
Homebanc Mortgage Trust
0.515% due 10/25/2035	6,924	4,851
Indymac ARM Trust
1.750% due 01/25/2032	21	17
Indymac Index Mortgage Loan Trust
5.009% due 11/25/2035	3,534	2,590
JPMorgan Chase Commercial Mortgage Securities Corp.
4.070% due 11/15/2043	5,000	5,498
4.158% due 01/12/2039	2,327	2,400
5.336% due 05/15/2047	3,700	4,110
5.420% due 01/15/2049	500	562
5.440% due 06/12/2047	1,300	1,475
5.708% due 03/18/2051	1,700	1,683
5.794% due 02/12/2051	3,000	3,489
5.882% due 02/15/2051	1,200	1,369
JPMorgan Mortgage Trust
5.005% due 02/25/2035	31	32
5.314% due 07/25/2035	3,710	3,677
Merrill Lynch Floating Trust
0.779% due 07/09/2021	23,849	23,381
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	700	761
5.485% due 03/12/2051	2,900	3,170
Morgan Stanley Capital, Inc.
5.610% due 04/15/2049	3,966	4,090
5.809% due 12/12/2049	300	349
Morgan Stanley Mortgage Loan Trust
5.500% due 08/25/2035	2,953	2,960
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045	4,200	4,541
Prime Mortgage Trust
0.645% due 02/25/2019	26	25
0.645% due 02/25/2034	404	365
RBSSP Resecuritization Trust
0.495% due 02/26/2037	4,206	3,444
Residential Funding Mortgage Securities, Inc.
5.676% due 02/25/2036	433	308
Structured Asset Mortgage Investments, Inc.
0.903% due 09/19/2032	428	387
Structured Asset Securities Corp.
2.539% due 02/25/2032	56	56
2.601% due 01/25/2032	48	36
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	1,516	1,470
5.342% due 12/15/2043	3,800	4,116
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045	689	555
1.347% due 11/25/2042	247	213
2.474% due 05/25/2035	395	376

Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	696	547
2.610% due 01/25/2035	45	43
2.622% due 03/25/2036	3,116	2,767
2.623% due 12/25/2034	3,612	3,654
5.248% due 05/25/2035	2,456	2,458

Total Mortgage-Backed Securities (Cost $197,403)		202,144

ASSET-BACKED SECURITIES 2.3%
Amortizing Residential Collateral Trust
0.785% due 06/25/2032	519	433
Bank of America Auto Trust
2.670% due 12/15/2016	200	203
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037	877	837
0.335% due 06/25/2047	343	333
Citibank Omni Master Trust
2.992% due 08/15/2018	28,800	30,258
Countrywide Asset-Backed Certificates
0.655% due 05/25/2036	4,124	3,986
EMC Mortgage Loan Trust
0.615% due 05/25/2040	1,151	989
First Franklin Mortgage Loan Asset-Backed Certificates
0.505% due 11/25/2036	14,473	12,835
Fremont Home Loan Trust
0.305% due 01/25/2037	75	70
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034	107	88
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036	21	7
Quest Trust
0.365% due 08/25/2036	1,953	1,741
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^	864	187
SLM Student Loan Trust
2.350% due 04/15/2039	2,724	2,744
2.892% due 12/16/2019	1,000	1,016
SMS Student Loan Trust
0.656% due 10/28/2028	4,032	4,022
0.666% due 04/28/2029	2,980	2,956
Structured Asset Investment Loan Trust
1.370% due 07/25/2033	5,183	4,088
Structured Asset Securities Corp.
0.825% due 01/25/2033	157	135

Total Asset-Backed Securities (Cost $67,374)		66,928

	SHARES
CONVERTIBLE PREFERRED SECURITIES 2.2%
BANKING & FINANCE 2.2%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)	58,200	65,475

Total Convertible Preferred Securities (Cost $37,019)		65,475

PREFERRED SECURITIES 2.6%
BANKING & FINANCE 0.5%
DG Funding Trust
2.829% due 07/30/2012 (d)	1,568	11,695
Farm Credit Bank
10.000% due 12/15/2020 (d)	4,000	4,665

		16,360

INDUSTRIALS 0.3%
CoBank ACB
7.000% due 07/30/2012 (d)	43,500	2,240
7.814% due 07/30/2012 (d)	105,000	5,408

		7,648

UTILITIES 1.8%
Qwest Corp.
7.375% due 06/01/2051	2,000,000	52,940

Total Preferred Securities (Cost $79,039)		76,948

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.2%
COMMERCIAL PAPER 1.7%
Dominion Resources, Inc.
0.420% due 07/17/2012	$10,500	10,498
Spectra Energy Capital LLC
0.410% due 07/16/2012	21,364	21,360
0.430% due 07/16/2012	5,000	4,999
Virginia Electric and Power Co.
0.420% due 07/16/2012	14,300	14,298

		51,155

REPURCHASE AGREEMENTS 0.3%
JPMorgan Securities, Inc.
0.190% due 07/17/2012	3,900	3,900
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $3,992. Repurchase proceeds are $3,900.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	5,342	5,342
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $5,453. Repurchase proceeds are $5,342.)

		9,242

U.S. TREASURY BILLS 0.0%
0.087% due 08/02/2012 - 01/10/2013 (b)(f)	327	327

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 13.2%
PIMCO Short-Term Floating NAV Portfolio	24,012,316	240,603
PIMCO Short-Term Floating NAV Portfolio III	14,923,409	149,279

		389,882

Total Short-Term Instruments (Cost $450,636)		450,606

Total Investments 128.4% (Cost $3,620,246)		$3,784,067
Written Options (k) (0.0%) (Premiums $14,040)		(1,398)
Other Assets and Liabilities (Net) (28.4%)		(836,533)

Net Assets 100.0%		$2,946,136

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $3,640 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $105,960 at a weighted average interest rate of 0.069%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $777 and cash of $7 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	413	$97
90-Day Eurodollar March Futures	Long	03/2015	437	84
90-Day Eurodollar September Futures	Long	09/2015	81	49

				$230

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $10,186 and cash of $10 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	$515,200	$2,858	$5,456

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$82,500	$339	$341
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	35,400	475	272

					$814	$613

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and U.S. Municipal Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%	$100	$(11)	$(22)	$11
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.575%	4,300	(174)	(180)	6
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.489%	2,000	6	0	6
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.600%	5,800	(263)	(233)	(30)
California State General Obligation Bonds, Series 2003	MYC	2.250%	03/20/2021	2.110%	16,500	170	0	170
General Electric Capital Corp.	BOA	1.000%	03/20/2016	1.454%	17,100	(273)	(206)	(67)
General Electric Capital Corp.	BRC	0.640%	12/20/2012	0.581%	13,700	7	0	7
MetLife, Inc.	CBK	1.000%	12/20/2015	2.508%	3,800	(187)	(138)	(49)
MetLife, Inc.	DUB	1.000%	09/20/2015	2.419%	15,000	(650)	(985)	335
MetLife, Inc.	GST	1.000%	09/20/2015	2.419%	1,000	(43)	(64)	21
Morgan Stanley	DUB	1.000%	03/20/2013	2.401%	1,100	(11)	(49)	38
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%	1,200	(17)	(38)	21
Morgan Stanley	JPM	1.000%	06/20/2013	2.555%	3,400	(50)	(376)	326
Prudential Financial, Inc.	BOA	1.000%	12/20/2015	2.044%	6,100	(209)	(178)	(31)
SLM Corp.	BOA	5.000%	03/20/2016	3.847%	1,500	60	(14)	74

						$(1,645)	$(2,483)	$838

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation
CDX.IG-9 5-Year Index 15-30%	MYC	0.963%	12/20/2012	$4,800	$23	$0	$23
CDX.IG-9 5-Year Index 30-100%	BRC	0.758%	12/20/2012	18,518	71	0	71
CDX.IG-9 5-Year Index 30-100%	GST	0.705%	12/20/2012	12,249	44	0	44
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,833	16	0	16
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	3,954	36	0	36
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,508	13	0	13
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	3,086	14	0	14

					$217	$0	$217

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or U.S. municipal issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	209	$64	$(54)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	209	44	(43)

				$108	$(97)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,000	$257	$(7)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	108,000	378	(103)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	102,000	131	(116)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	51,100	291	(7)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	57,900	219	(1)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,600	300	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,300	29	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	18,800	85	(7)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	38,900	275	(49)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	33,200	197	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	68,000	248	(34)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	46,000	162	(23)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,600	109	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	130,200	361	(48)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	156,000	1,228	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	66,000	509	(83)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	100,100	719	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	15,800	190	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	28,300	700	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	6,100	42	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	55,300	503	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	158,800	987	(7)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	94,200	1,126	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	18,500	174	(36)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	17,800	38	(4)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	39,900	204	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	46,000	750	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	7,400	69	(121)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	7,400	143	(46)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	22,300	352	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	56,700	342	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	18,900	85	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	11,000	103	(180)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	11,000	213	(68)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,400	236	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	28,400	116	(6)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	67,300	314	(3)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	67,200	933	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	35,200	261	(179)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	17,500	105	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	9,300	70	(91)

							$13,554	$(1,230)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/12/2020	$7,000	$59	$(10)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	04/07/2020	16,900	151	(26)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	09/29/2020	6,500	84	(11)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	03/10/2020	2,500	19	(6)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%)[10]- Inflation Adjustment) or 0	10/13/2020	6,700	65	(18)

						$378	$(71)

(l)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$20,000	$21,622	$(21,647)
Fannie Mae	6.000%	08/01/2042	22,000	24,186	(24,176)

				$45,808	$(45,823)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$583,026	$9,115	$592,141
Industrials	0	101,629	0	101,629
Utilities	0	40,385	0	40,385
Municipal Bonds & Notes
Arizona	0	1,523	0	1,523
California	0	72,847	0	72,847
Florida	0	159	0	159
Illinois	0	11,670	0	11,670
Iowa	0	637	0	637
Michigan	0	5,703	0	5,703
Nebraska	0	3,085	0	3,085
Nevada	0	6,046	0	6,046
New Jersey	0	14,446	0	14,446
New York	0	79,479	0	79,479
Ohio	0	6,293	0	6,293
Tennessee	0	3,402	0	3,402
Texas	0	18,065	0	18,065
U.S. Government Agencies	0	1,481,787	0	1,481,787
U.S. Treasury Obligations	0	482,669	0	482,669
Mortgage-Backed Securities	0	190,158	11,986	202,144
Asset-Backed Securities	0	66,928	0	66,928
Convertible Preferred Securities
Banking & Finance	65,475	0	0	65,475
Preferred Securities
Banking & Finance	0	4,665	11,695	16,360
Industrials	0	7,648	0	7,648
Utilities	52,940	0	0	52,940
Short-Term Instruments
Commercial Paper	0	51,155	0	51,155
Repurchase Agreements	0	9,242	0	9,242
U.S. Treasury Bills	0	327	0	327
PIMCO Short-Term Floating NAV Portfolios	389,882	0	0	389,882
	$508,297	$3,242,974	$32,796	$3,784,067

Short Sales, at value	$0	$(45,823)	$0	$(45,823)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	6,688	0	6,688
Interest Rate Contracts	230	613	0	843
	$230	$7,301	$0	$7,531

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(177)	0	(177)
Interest Rate Contracts	0	(1,327)	(71)	(1,398)

	$0	$(1,504)	$(71)	$(1,575)

Totals	$508,527	$3,202,948	$32,725	$3,744,200

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,175	$0	$(29)	$(1)	$0	$(30)	$0	$0	$9,115	$(32)
U.S. Government Agencies	46,812	(46,831)	0	0	0	19	0	0	0	0
Mortgage-Backed Securities	12,004	0	0	1	0	(19)	0	0	11,986	(18)
Preferred Securities
Banking & Finance	11,739	0	0	0	0	(44)	0	0	11,695	(44)

	$79,730	$(46,831)	$(29)	$0	$0	$(74)	$0	$0	$32,796	$(94)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(76)	$0	$0	$0	$0	$5	$0	$0	$(71)	$6

Totals	$79,654	$(46,831)	$(29)	$0	$0	$(69)	$0	$0	$32,725	$(88)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$9,115	Third Party Vendor	Broker Quote	95.78
Mortgage-Backed Securities	11,986	Third Party Vendor	Broker Quote	101.61
Preferred Securities
Banking & Finance	11,695	Benchmark Pricing	Base Price	7467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(71)	Indicative Market Quotations	Broker Quote	0.15 - 0.26
Total	$32,725

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund III

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.2%
Petroleum Export Ltd.
3.468% due 12/20/2012		$912	$849
Springleaf Finance Corp.
5.500% due 05/10/2017		7,900	7,460

Total Bank Loan Obligations (Cost $8,780)			8,309

CORPORATE BONDS & NOTES 25.3%
BANKING & FINANCE 19.4%
ABN AMRO North American Holding Preferred Capital Repackage Trust
6.523% due 11/08/2012 (d)		700	626
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		3,000	3,122
Ally Financial, Inc.
3.868% due 06/20/2014		800	796
4.500% due 02/11/2014		3,300	3,354
7.500% due 12/31/2013		3,100	3,294
8.300% due 02/12/2015		31,200	34,086
American Express Bank FSB
5.500% due 04/16/2013		300	311
6.000% due 09/13/2017		3,700	4,377
American Express Centurion Bank
6.000% due 09/13/2017		4,000	4,731
American Express Co.
7.000% due 03/19/2018		2,400	2,976
American Express Credit Corp.
5.875% due 05/02/2013		3,255	3,391
American International Group, Inc.
5.050% due 10/01/2015		400	425
5.850% due 01/16/2018		10,400	11,530
8.000% due 05/22/2068	EUR	5,500	6,744
8.250% due 08/15/2018		$6,600	7,991
Australia & New Zealand Banking Group Ltd.
1.316% due 05/08/2013		10,400	10,422
2.400% due 11/23/2016		2,800	2,871
Banco do Brasil S.A.
3.284% due 07/02/2014		3,100	3,107
Banco Santander Brasil S.A.
4.250% due 01/14/2016		600	596
4.500% due 04/06/2015		500	503
4.625% due 02/13/2017		2,200	2,178
Bank of America Corp.
0.797% due 08/15/2016		1,400	1,189
6.000% due 09/01/2017		10,045	10,857
6.500% due 08/01/2016		17,500	19,242
Bank of America N.A.
0.748% due 06/15/2016		2,400	2,121
6.000% due 10/15/2036		9,100	9,613
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		1,000	1,082
Bank of Montreal
1.950% due 01/30/2018		700	722
2.850% due 06/09/2015		2,000	2,118
Bank of Nova Scotia
1.650% due 10/29/2015		2,200	2,252
1.950% due 01/30/2017		2,000	2,062
Barclays Bank PLC
6.000% due 01/23/2018	EUR	800	993
BBVA Bancomer S.A.
4.500% due 03/10/2016		$1,300	1,313
6.500% due 03/10/2021		2,600	2,639
Bear Stearns Cos. LLC
6.400% due 10/02/2017		8,900	10,280
Berkshire Hathaway Finance Corp.
5.000% due 08/15/2013		85	89
BNP Paribas S.A.
0.869% due 04/08/2013		4,000	3,966
5.000% due 01/15/2021		15,500	15,950
5.186% due 06/29/2015 (d)		1,900	1,653
BPCE S.A.
2.375% due 10/04/2013		900	886
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013		7,900	7,974
Citigroup, Inc.
0.738% due 06/09/2016		5,500	4,769
1.919% due 01/13/2014		3,600	3,586
4.750% due 02/10/2019	EUR	2,575	2,843

4.875% due 05/07/2015		$3,200	3,285
5.365% due 03/06/2036 (l)	CAD	8,100	6,497
5.500% due 04/11/2013		$12,700	13,062
5.625% due 08/27/2012		2,200	2,213
5.850% due 07/02/2013		700	732
6.125% due 08/25/2036		1,700	1,679
8.125% due 07/15/2039		9,100	12,197
Credit Agricole S.A.
8.375% due 10/13/2019 (d)		12,000	9,990
Credit Suisse
2.200% due 01/14/2014		1,900	1,913
Dai-ichi Life Insurance Co. Ltd.
7.250% due 07/25/2021 (d)		2,500	2,643
Deutsche Bank AG
4.875% due 05/20/2013		590	608
Deutsche Bank Capital Trust
4.901% due 06/30/2015 (d)		10,600	7,155
Dexia Credit Local S.A.
0.867% due 03/05/2013		22,500	21,833
0.946% due 04/29/2014		10,400	9,763
Export-Import Bank of Korea
4.000% due 01/29/2021		15,500	16,089
5.875% due 01/14/2015		14,500	15,909
Fifth Third Bancorp
0.888% due 12/20/2016		1,900	1,753
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		600	669
7.000% due 04/15/2015		500	557
8.000% due 12/15/2016		3,500	4,150
8.700% due 10/01/2014		2,500	2,853
12.000% due 05/15/2015		7,600	9,500
General Electric Capital Corp.
5.500% due 09/15/2067	EUR	10,500	12,065
6.875% due 01/10/2039		$13,500	17,499
Goldman Sachs Group, Inc.
4.750% due 07/15/2013		790	813
5.950% due 01/18/2018		16,200	17,367
6.250% due 09/01/2017		6,800	7,405
GSPA Monetization Trust
6.422% due 10/09/2029		19,616	18,788
HSBC Bank PLC
2.000% due 01/19/2014		2,000	2,019
HSBC Capital Funding LP
10.176% due 06/30/2030 (d)		25,000	32,500
HSBC Finance Corp.
1.020% due 04/05/2013	EUR	3,500	4,417
HSBC Holdings PLC
6.500% due 05/02/2036		$3,800	4,207
6.500% due 09/15/2037		15,100	16,827
ING Bank NV
2.000% due 10/18/2013		1,200	1,192
2.650% due 01/14/2013		500	504
International Lease Finance Corp.
6.750% due 09/01/2016		2,000	2,160
Intesa Sanpaolo SpA
2.867% due 02/24/2014		4,700	4,415
IPIC GMTN Ltd.
5.000% due 11/15/2020		1,100	1,180
John Deere Capital Corp.
4.500% due 04/03/2013		555	572
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	200	252
3.150% due 07/05/2016		$13,000	13,387
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		6,500	7,289
Korea Exchange Bank
3.125% due 06/26/2017		1,900	1,900
Korea Finance Corp.
3.250% due 09/20/2016		800	824
LBG Capital PLC
7.869% due 08/25/2020	GBP	500	677
Lloyds TSB Bank PLC
4.875% due 01/21/2016		$1,200	1,261
5.800% due 01/13/2020		10,800	11,570
Macquarie Bank Ltd.
6.625% due 04/07/2021		6,600	6,633
Macquarie Group Ltd.
7.300% due 08/01/2014		11,900	12,676
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	8,400	10,149
6.050% due 08/15/2012		$3,400	3,419
6.150% due 04/25/2013		155	160
6.400% due 08/28/2017		4,000	4,358
6.500% due 07/15/2018		200	216
6.875% due 04/25/2018		1,970	2,208

MetLife, Inc.
5.375% due 12/15/2012		10	10
Morgan Stanley
1.446% due 04/29/2013		2,900	2,860
6.250% due 08/28/2017		1,300	1,344
MUFG Capital Finance Ltd.
6.299% due 01/25/2017 (d)	GBP	1,650	2,649
National Australia Bank Ltd.
1.189% due 04/11/2014		$9,500	9,510
1.416% due 07/25/2014		2,200	2,213
5.350% due 06/12/2013		3,100	3,231
National Bank of Canada
2.200% due 10/19/2016		1,900	1,984
Nationwide Building Society
6.250% due 02/25/2020		4,300	4,648
Nordea Bank AB
2.125% due 01/14/2014		900	902
Pacific LifeCorp
6.000% due 02/10/2020		1,000	1,094
Progressive Corp.
6.700% due 06/15/2067		4,000	4,164
Prudential Financial, Inc.
6.625% due 12/01/2037		800	909
Prudential Holdings LLC
8.695% due 12/18/2023		265	328
Rabobank Group
6.875% due 03/19/2020	EUR	13,700	16,956
Resona Bank Ltd.
5.850% due 04/15/2016 (d)		$800	824
Royal Bank of Scotland Group PLC
1.247% due 10/14/2016		700	548
5.000% due 11/12/2013		1,990	2,011
6.990% due 10/05/2017 (d)		4,400	3,432
7.640% due 09/29/2017 (d)		11,100	7,493
Santander U.S. Debt S.A.U.
2.991% due 10/07/2013		2,000	1,924
SLM Corp.
0.992% due 06/17/2013	EUR	3,750	4,627
3.125% due 09/17/2012		11,700	14,833
5.000% due 10/01/2013		$410	424
5.375% due 01/15/2013		3,000	3,064
6.250% due 01/25/2016		500	528
8.000% due 03/25/2020		4,400	4,840
Societe Generale S.A.
5.922% due 04/05/2017 (d)		2,200	1,496
Springleaf Finance Corp.
4.875% due 07/15/2012		1,000	1,000
5.375% due 10/01/2012		365	363
5.900% due 09/15/2012		300	300
6.900% due 12/15/2017		4,300	3,453
State Bank of India
4.500% due 07/27/2015		2,600	2,646
State Street Capital Trust
1.468% due 06/01/2077		600	436
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021		500	536
Temasek Financial Ltd.
4.300% due 10/25/2019		2,300	2,583
UBS AG
1.466% due 01/28/2014		1,300	1,293
5.875% due 12/20/2017		2,500	2,797
USB Capital
3.500% due 07/30/2012 (d)		3,800	2,930
Wachovia Capital Trust
5.570% due 07/30/2012 (d)		25,000	23,969
Westpac Banking Corp.
1.191% due 03/31/2014		6,000	6,005
3.585% due 08/14/2014		2,300	2,427
Weyerhaeuser Co.
6.875% due 12/15/2033		5,000	5,291
7.375% due 03/15/2032		4,200	4,708
XL Group PLC
6.500% due 04/15/2017 (d)		220	180

			741,352

INDUSTRIALS 3.8%
Codelco, Inc.
6.150% due 10/24/2036		400	504
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		135	142
Commercial Metals Co.
7.350% due 08/15/2018		60	61
ConocoPhillips
4.400% due 05/15/2013		60	62

Continental Airlines Pass-Through Trust
6.900% due 07/02/2018		1,433	1,433
CSN Resources S.A.
6.500% due 07/21/2020		6,000	6,530
ENN Energy Holdings Ltd.
6.000% due 05/13/2021		600	605
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		310	341
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		800	840
General Mills, Inc.
5.250% due 08/15/2013		120	126
Gerdau Trade, Inc.
5.750% due 01/30/2021		13,000	13,540
Hewlett-Packard Co.
4.500% due 03/01/2013		135	138
International Business Machines Corp.
5.700% due 09/14/2017		25,900	31,189
Kraft Foods, Inc.
2.625% due 05/08/2013		2,035	2,066
6.125% due 02/01/2018		3,000	3,601
6.875% due 02/01/2038		1,300	1,708
Noble Group Ltd.
4.875% due 08/05/2015		1,000	1,010
Pearson Dollar Finance PLC
5.500% due 05/06/2013		6,000	6,216
Pemex Project Funding Master Trust
5.750% due 03/01/2018		510	579
7.500% due 12/18/2013	GBP	200	336
PepsiCo, Inc.
4.650% due 02/15/2013		$165	169
Petrobras International Finance Co.
3.875% due 01/27/2016		8,600	8,925
7.875% due 03/15/2019		14,120	17,255
President and Fellows of Harvard College
6.500% due 01/15/2039		21,000	31,423
Rohm and Haas Co.
6.000% due 09/15/2017		2,000	2,332
Tennessee Gas Pipeline Co. LLC
7.000% due 10/15/2028		8,400	10,569
Vale Overseas Ltd.
4.625% due 09/15/2020		1,300	1,367
6.250% due 01/23/2017		700	800
6.875% due 11/21/2036		700	816
Volkswagen International Finance NV
0.911% due 10/01/2012		900	901

			145,584

UTILITIES 2.1%
AES Corp.
8.000% due 10/15/2017		30	34
Alltel Corp.
7.000% due 07/01/2012		2,000	2,000
AT&T, Inc.
6.300% due 01/15/2038		1,900	2,378
BellSouth Corp.
4.020% due 04/26/2021		20,000	20,509
Dominion Resources, Inc.
5.000% due 03/15/2013		36	37
Enel Finance International NV
6.800% due 09/15/2037		4,300	3,734
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015		1,000	1,058
6.212% due 11/22/2016		700	763
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014		400	450
10.500% due 03/25/2014		700	786
Georgia Power Co.
0.788% due 03/15/2013		700	701
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021		980	1,031
Petroleos Mexicanos
5.500% due 06/27/2044		900	923
8.000% due 05/03/2019		25,100	32,002
Qtel International Finance Ltd.
3.375% due 10/14/2016		200	208
4.750% due 02/16/2021		200	214
5.000% due 10/19/2025		4,300	4,612
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.838% due 09/30/2027		7,800	8,658
Southern California Edison Co.
5.625% due 02/01/2036		180	228
Tokyo Electric Power Co., Inc.
1.500% due 05/30/2014	JPY	4,000	48
1.850% due 07/28/2014		19,000	228

			80,602

Total Corporate Bonds & Notes (Cost $912,345)			967,538

MUNICIPAL BONDS & NOTES 3.7%
CALIFORNIA 0.8%
Alameda County, California Joint Powers Authority Revenue Bonds, (BABs), Series 2010
7.046% due 12/01/2044	$1,000	1,260
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	1,100	1,549
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	1,000	1,224
California State General Obligation Bonds, (BABs), Series 2009
7.500% due 04/01/2034	1,500	1,875
7.550% due 04/01/2039	1,500	1,931
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	9,200	10,895
California State General Obligation Bonds, Series 2009
5.650% due 04/01/2039	1,500	1,555
California State University Revenue Bonds, (BABs), Series 2010
6.434% due 11/01/2030	1,700	2,013
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	100	140
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	2,500	3,241
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	1,000	1,223
Palomar Community College District, California General Obligation Bonds, (BABs), Series 2010
7.194% due 08/01/2045	1,000	1,187
Riverside Community College District, California General Obligation Bonds, (BABs), Series 2010
6.971% due 08/01/2035	200	229
7.021% due 08/01/2040	300	344
University of California Revenue Bonds, (BABs), Series 2010
1.988% due 05/15/2050	400	405

		29,071

FLORIDA 0.1%
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2031	2,000	2,260

GEORGIA 0.0%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	1,000	1,147

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	1,100	1,225
Chicago Transit Authority, Illinois Revenue Bonds, Series 2011
5.250% due 12/01/2036	6,300	7,027

		8,252

NEBRASKA 0.1%
Public Power Generation Agency, Nebraska Revenue Bonds, (BABs), Series 2009
7.242% due 01/01/2041	2,100	2,492

NEVADA 0.1%
Clark County, Nevada Airport System Revenue Bonds, (BABs), Series 2010
6.820% due 07/01/2045	1,900	2,602

NEW YORK 1.6%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	4,000	5,066
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
6.011% due 06/15/2042	1,100	1,457
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2044	1,000	1,110
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.932% due 11/01/2036	1,100	1,257
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2011
5.000% due 11/01/2039	10,000	11,128
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051	20,000	22,743

New York State Dormitory Authority Revenue Bonds, Series 2011
5.000% due 08/15/2033	17,800	20,239

		63,000

OHIO 0.1%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	2,400	3,446

PENNSYLVANIA 0.0%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	1,100	1,333

TEXAS 0.7%
Lower Colorado River Authority, Texas Revenue Bonds, Series 2011
5.000% due 05/15/2041	20,100	21,820
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.808% due 02/01/2041	3,300	4,287
Texas State General Obligation Bonds, Series 2005
4.750% due 04/01/2035	1,600	1,710

		27,817

Total Municipal Bonds & Notes (Cost $127,073)		141,420

U.S. GOVERNMENT AGENCIES 49.9%
Fannie Mae
0.305% due 07/25/2037	1,552	1,493
0.495% due 05/25/2037	312	313
0.500% due 07/02/2015	20,500	20,490
0.555% due 04/25/2037	1,914	1,917
0.605% due 03/25/2037	472	473
0.695% due 09/25/2035	3,750	3,761
0.845% due 05/25/2040	5,530	5,553
1.125% due 04/27/2017	4,900	4,954
1.145% due 07/25/2039	838	848
1.250% due 01/30/2017	3,400	3,459
1.353% due 07/01/2044	285	288
1.375% due 11/15/2016	400	410
2.109% due 08/01/2035	2,173	2,279
2.173% due 08/01/2035	853	893
2.224% due 01/01/2035	422	446
2.249% due 03/01/2033	28	29
2.352% due 09/01/2034	265	281
2.359% due 07/01/2035	2,050	2,183
2.500% due 07/01/2027	37,000	38,156
2.500% due 07/17/2027 (a)	4,000	4,122
2.556% due 05/25/2035	276	288
2.606% due 07/01/2034	18	19
3.000% due 07/01/2027 - 04/01/2042	18,797	19,685
3.500% due 11/01/2025 - 08/01/2042	276,920	290,529
3.873% due 04/01/2038	428	458
4.000% due 07/01/2027 - 08/01/2042	282,336	300,532
4.500% due 03/01/2023 - 08/01/2042	582,464	626,397
4.802% due 04/01/2038	189	202
4.838% due 09/01/2035	259	278
4.903% due 04/01/2038	312	332
5.000% due 05/11/2017 - 07/01/2040	9,646	10,529
5.250% due 09/15/2016	200	237
5.375% due 07/15/2016 - 06/12/2017	2,300	2,742
5.500% due 12/01/2018 - 07/01/2042	176,402	193,107
5.770% due 09/01/2037	181	196
5.799% due 02/01/2031	2	3
6.000% due 10/01/2016 - 08/01/2042	57,127	62,955
6.500% due 04/01/2013 - 06/25/2044	353	397
7.000% due 03/01/2013 - 10/01/2031	16	19
7.500% due 09/01/2015 - 02/01/2027	173	206
Federal Housing Administration
7.430% due 01/25/2023	486	480
Freddie Mac
0.392% due 07/15/2019 - 08/15/2019	4,360	4,359
0.642% due 05/15/2022	4	4
0.952% due 10/15/2037	80	80
1.000% due 03/08/2017 - 06/29/2017	23,700	23,843
1.250% due 05/12/2017	1,400	1,421
1.353% due 02/25/2045	251	244
1.750% due 05/30/2019	2,400	2,460
2.375% due 01/13/2022	2,000	2,059
2.384% due 12/01/2022	28	30
2.572% due 07/01/2030	12	13
2.908% due 04/01/2033	4	5
3.237% due 08/15/2032	384	401
3.750% due 03/27/2019	1,100	1,273
4.000% due 07/01/2042 - 08/01/2042	59,000	62,640
4.500% due 03/01/2030 - 07/01/2042	138,422	148,309
4.905% due 04/01/2038	478	509
5.500% due 06/01/2019 - 01/01/2039	5,577	6,070
6.000% due 02/01/2016 - 07/01/2042	17,246	18,912
6.500% due 05/01/2016 - 05/15/2032	12,689	14,244
7.000% due 02/15/2027 - 07/01/2029	959	1,111
7.500% due 09/01/2025	9	10

Ginnie Mae
0.843% due 02/16/2030		70	71
1.625% due 09/20/2023 - 02/20/2032		1,235	1,283
2.375% due 06/20/2022		111	116
6.000% due 04/15/2037		157	179
7.000% due 08/15/2031 - 02/20/2032		22	26
Small Business Administration
4.430% due 05/01/2029		10,713	12,062
5.130% due 09/01/2023		422	468
5.520% due 06/01/2024		2,646	2,993

Total U.S. Government Agencies (Cost $1,880,925)			1,907,134

U.S. TREASURY OBLIGATIONS 18.5%
U.S. Treasury Bonds
3.125% due 11/15/2041		22,400	24,125
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2016 (f)		521	543
0.125% due 04/15/2017 (f)		4,255	4,497
0.125% due 01/15/2022		5,388	5,712
0.625% due 07/15/2021 (f)(h)(i)		170,790	190,564
0.750% due 02/15/2042		20,772	21,918
1.125% due 01/15/2021		16,618	19,164
1.250% due 07/15/2020		9,495	11,047
1.375% due 07/15/2018		640	732
1.375% due 01/15/2020		19,578	22,808
1.625% due 01/15/2018		659	753
1.750% due 01/15/2028		19,989	25,115
2.000% due 01/15/2026		2,666	3,411
2.125% due 01/15/2019		643	771
2.375% due 01/15/2025		9,399	12,409
2.375% due 01/15/2027		31,376	42,212
2.500% due 01/15/2029		52,619	73,214
3.625% due 04/15/2028		1,138	1,760
3.875% due 04/15/2029		7,418	12,022
U.S. Treasury Notes
0.750% due 06/30/2017 (a)(f)		53,100	53,187
0.875% due 01/31/2017		40,200	40,571
0.875% due 02/28/2017		5,600	5,652
1.125% due 05/31/2019		81,400	81,591
1.250% due 04/30/2019		4,900	4,958
1.875% due 09/30/2017		42,500	44,861
3.375% due 11/15/2019		3,500	4,052

Total U.S. Treasury Obligations (Cost $686,841)			707,649

MORTGAGE-BACKED SECURITIES 5.9%
American Home Mortgage Investment Trust
2.736% due 02/25/2045		976	849
Arran Residential Mortgages Funding PLC
1.889% due 05/16/2047	EUR	465	589
2.089% due 05/16/2047		4,900	6,224
Banc of America Funding Corp.
2.628% due 05/25/2035		$1,295	1,324
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		936	887
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		80	84
BCAP LLC Trust
5.530% due 03/26/2037		600	468
BCRR Trust
5.858% due 07/17/2040		1,450	1,478
Bear Stearns Adjustable Rate Mortgage Trust
2.889% due 01/25/2034		980	989
2.897% due 02/25/2033		56	47
5.682% due 02/25/2033		31	31
Bear Stearns Alt-A Trust
2.879% due 09/25/2035		1,100	758
2.883% due 05/25/2035		2,303	1,841
Bear Stearns Commercial Mortgage Securities
5.331% due 02/11/2044		1,000	1,080
5.471% due 01/12/2045		2,800	3,225
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		1,383	776
2.846% due 01/26/2036		4,859	2,893
Chase Mortgage Finance Corp.
4.750% due 12/25/2018		3,397	3,509
Citigroup Mortgage Loan Trust, Inc.
2.580% due 10/25/2035		529	465
2.893% due 03/25/2034		68	62

Citimortgage Alternative Loan Trust
6.000% due 06/25/2037		372	270
Commercial Mortgage Pass-Through Certificates
5.306% due 12/10/2046		1,600	1,807
Countrywide Alternative Loan Trust
0.425% due 05/25/2047		2,011	1,145
5.750% due 01/25/2035		4,803	4,580
Countrywide Home Loan Mortgage Pass-Through Trust
2.595% due 02/20/2036		689	513
2.620% due 11/25/2034		1,857	1,538
2.709% due 02/20/2035		3,194	2,625
Credit Suisse Mortgage Capital Certificates
5.851% due 03/15/2039		1,400	1,544
Eclipse Ltd.
1.183% due 01/25/2020	GBP	9,786	13,134
European Loan Conduit
0.840% due 05/15/2019	EUR	307	333
GMAC Mortgage Corp. Loan Trust
4.750% due 01/25/2019		$2,642	2,737
Granite Master Issuer PLC
0.424% due 12/20/2054		16,715	16,085
0.444% due 12/20/2054		774	745
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046		35	35
0.325% due 01/25/2047 ^		10	10
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		1,114	988
Greenwich Capital Commercial Funding Corp.
4.799% due 08/10/2042		500	540
5.444% due 03/10/2039		3,000	3,341
GSR Mortgage Loan Trust
5.132% due 11/25/2035		1,765	1,700
Harborview Mortgage Loan Trust
3.091% due 07/19/2035		1,675	1,210
Holmes Master Issuer PLC
2.107% due 10/15/2054	EUR	2,600	3,306
HSBC Asset Loan Obligation
2.955% due 09/25/2037 ^		$8,153	5,026
Indymac ARM Trust
1.750% due 01/25/2032		10	8
Indymac Index Mortgage Loan Trust
2.514% due 01/25/2036		2,287	1,424
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019		7,254	7,020
4.070% due 11/15/2043		1,200	1,319
5.336% due 05/15/2047		3,600	3,999
5.440% due 06/12/2047		2,000	2,269
5.708% due 03/18/2051		1,800	1,782
5.794% due 02/12/2051		2,000	2,326
JPMorgan Mortgage Trust
5.750% due 01/25/2036		1,380	1,274
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040		2,100	2,355
MASTR Alternative Loans Trust
5.000% due 11/25/2018		4,497	4,650
MASTR Asset Securitization Trust
4.500% due 11/25/2018		3,148	3,221
Mellon Residential Funding Corp.
0.722% due 06/15/2030		1,401	1,341
Merrill Lynch Floating Trust
0.779% due 07/09/2021		5,064	4,965
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,255	922
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048		600	652
5.485% due 03/12/2051		3,000	3,279
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		263	220
1.239% due 10/25/2035		321	280
Morgan Stanley Capital, Inc.
4.970% due 12/15/2041		676	707
5.809% due 12/12/2049		20,600	23,972
6.076% due 06/11/2049		10,300	11,716
Morgan Stanley Dean Witter Capital
4.920% due 03/12/2035		511	518
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		3,800	4,086
Prime Mortgage Trust
0.645% due 02/25/2019		15	15
0.645% due 02/25/2034		209	188
Structured Adjustable Rate Mortgage Loan Trust
5.327% due 07/25/2035		438	368
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037		3,005	1,638
0.493% due 07/19/2035		2,542	2,230

Structured Asset Securities Corp.
2.539% due 02/25/2032		26	26
2.797% due 10/28/2035		857	680
Thornburg Mortgage Securities Trust
5.520% due 10/25/2046		6,404	6,242
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021		1,413	1,369
5.308% due 11/15/2048		2,000	2,264
5.342% due 12/15/2043		4,000	4,333
5.678% due 05/15/2046		580	670
WaMu Mortgage Pass-Through Certificates
0.535% due 10/25/2045		547	441
1.347% due 11/25/2042		215	186
2.756% due 03/25/2037		5,184	4,194
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036		2,484	2,207
2.624% due 06/25/2035		10,903	10,838
6.000% due 04/25/2037		14,263	13,047
6.000% due 08/25/2037		1,030	982

Total Mortgage-Backed Securities (Cost $207,674)			227,014

ASSET-BACKED SECURITIES 1.2%
AMMC CDO
0.692% due 05/03/2018		11,818	11,640
Asset-Backed Securities Corp. Home Equity
0.520% due 09/25/2034		778	682
AUTO ABS SRL
0.871% due 10/25/2020	EUR	347	437
Bank of America Auto Trust
2.670% due 12/15/2016		$300	304
Bear Stearns Asset-Backed Securities Trust
0.305% due 01/25/2037		797	761
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		283	274
Concord Real Estate CDO Ltd.
0.525% due 12/25/2046		9,873	8,552
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037		496	490
0.505% due 05/25/2036		2,394	2,303
0.725% due 12/25/2031		236	130
Fremont Home Loan Trust
0.305% due 01/25/2037		67	62
GSAMP Trust
0.315% due 12/25/2036		481	293
Gulf Stream Sextant CLO Ltd.
0.697% due 08/21/2020		9,363	9,161
HSBC Asset Loan Obligation
0.305% due 12/25/2036		357	133
HSBC Home Equity Loan Trust
0.534% due 01/20/2034		2,280	2,096
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		97	80
Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037		609	230
Penta CLO S.A.
1.166% due 06/04/2024	EUR	968	1,115
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		$4,516	4,507
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		802	174
SLM Student Loan Trust
2.892% due 12/16/2019		1,000	1,016

Total Asset-Backed Securities (Cost $45,622)			44,440

SOVEREIGN ISSUES 5.7%
Banco Nacional de Desenvolvimento Economico e Social
4.125% due 09/15/2017	EUR	1,000	1,319
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2017	BRL	7,180	3,671
10.000% due 01/01/2021		43	22
Canada Housing Trust
2.650% due 03/15/2022	CAD	4,200	4,267
3.350% due 12/15/2020		2,500	2,689
3.800% due 06/15/2021		11,300	12,573
Italy Buoni Poliennali Del Tesoro
2.100% due 09/15/2021 (c)	EUR	3,417	3,401
Korea Housing Finance Corp.
4.125% due 12/15/2015		$1,000	1,063
Mexico Government International Bond
6.000% due 06/18/2015	MXN	240,700	18,715
6.250% due 06/16/2016		89,100	7,041
6.500% due 06/09/2022		37,000	3,011
8.000% due 06/11/2020		65,800	5,850
10.000% due 12/05/2024		8,700	915

Panama Government International Bond
7.250% due 03/15/2015		$900	1,030
Province of British Columbia
3.250% due 12/18/2021	CAD	1,000	1,040
4.300% due 06/18/2042		1,200	1,404
Province of Ontario
0.950% due 05/26/2015		$36,300	36,493
3.000% due 07/16/2018		1,200	1,291
3.150% due 06/02/2022	CAD	41,400	42,016
4.000% due 06/02/2021		16,800	18,285
4.200% due 03/08/2018		300	328
4.200% due 06/02/2020		9,400	10,364
4.300% due 03/08/2017		3,500	3,817
4.400% due 06/02/2019		2,400	2,672
4.600% due 06/02/2039		1,700	2,003
5.500% due 06/02/2018		700	815
Province of Quebec
2.750% due 08/25/2021		$1,500	1,556
3.500% due 07/29/2020		1,000	1,103
3.500% due 12/01/2022	CAD	7,900	8,170
4.250% due 12/01/2021		9,900	10,902
4.500% due 12/01/2016		100	109
4.500% due 12/01/2017		1,600	1,770
4.500% due 12/01/2018		2,800	3,119
4.500% due 12/01/2019		200	224
4.500% due 12/01/2020		1,600	1,792
Russia Government International Bond
3.250% due 04/04/2017		$2,600	2,623
Vnesheconombank Via VEB Finance PLC
5.450% due 11/22/2017		1,100	1,141

Total Sovereign Issues (Cost $215,336)			218,604

	SHARES
CONVERTIBLE PREFERRED SECURITIES 1.7%
BANKING & FINANCE 1.7%
Wells Fargo & Co.
7.500% due 03/15/2013 (d)		57,698	64,910

INDUSTRIALS 0.0%
Motors Liquidation Co.
5.250% due 03/06/2032		260,000	390

Total Convertible Preferred Securities (Cost $51,940)			65,300

PREFERRED SECURITIES 0.5%
BANKING & FINANCE 0.4%
Ally Financial, Inc.
7.000% due 07/30/2012 (d)		2,500	2,227
DG Funding Trust
2.829% due 07/30/2012 (d)		1,065	7,943
Farm Credit Bank
10.000% due 12/15/2020 (d)		2,000	2,333
Union Planters Preferred Funding Corp.
7.750% due 07/15/2023 (d)		50	4,484

			16,987

INDUSTRIALS 0.1%
Centaur Funding Corp.
9.080% due 04/21/2020		125	148
CoBank ACB
7.814% due 07/30/2012 (d)		72,000	3,708

			3,856

Total Preferred Securities (Cost $23,977)			20,843

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 15.2%
CERTIFICATES OF DEPOSIT 2.0%
Abbey National Treasury Services PLC
1.687% due 06/10/2013		$28,000	27,478

Banco Bradesco S.A.
1.955% due 01/24/2013		2,400	2,414
Banco do Brasil S.A.
0.753% due 08/17/2012		16,200	16,184
Bank of Nova Scotia
0.865% due 10/18/2012		10,400	10,409
Itau Unibanco Holding S.A.
0.000% due 11/05/2012		10,900	10,839
0.000% due 11/06/2012		7,300	7,300

			74,624

REPURCHASE AGREEMENTS 0.2%
JPMorgan Securities, Inc.
0.190% due 07/17/2012		3,900	3,900
(Dated 07/02/2012. Collateralized by Freddie Mac 4.500% due 07/15/2013 valued at $3,992. Repurchase proceeds are $3,900.)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012		400	400
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $408. Repurchase proceeds are $400.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		5,200	5,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $5,306. Repurchase proceeds are $5,200.)

			9,500

SHORT-TERM NOTES 0.0%
Export-Import Bank of Korea
2.000% due 10/21/2012		500	501

JAPAN TREASURY BILLS 5.2%
0.099% due 09/10/2012 - 09/24/2012 (b)	JPY	15,940,000	199,379

MEXICO TREASURY BILLS 6.5%
4.488% due 07/05/2012 - 10/18/2012 (b)	MXN	3,320,100	246,678

U.S. TREASURY BILLS 0.0%
0.179% due 11/15/2012 - 06/27/2013 (b)(f)		$1,170	1,168

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (e) 1.3%
PIMCO Short-Term Floating NAV Portfolio		4,991,494	50,015
PIMCO Short-Term Floating NAV Portfolio III		15,529	155

			50,170

Total Short-Term Instruments (Cost $576,898)			582,020

Total Investments 127.8% (Cost $4,737,411)			$4,890,271
Written Options (k) (0.0%) (Premiums $14,660)			(1,490)
Other Assets and Liabilities (Net) (27.8%)			(1,063,510)

Net Assets 100.0%			$3,825,271

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Perpetual maturity, date shown represents next contractual call date.

(e)	Affiliated to the Fund.

(f)	Securities with an aggregate market value of $6,558 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $62,047 at a weighted average interest rate of 0.036%. On June 30, 2012, there were no open reverse repurchase agreements.

(h)	Securities with an aggregate market value of $1,057 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	402	$93
90-Day Eurodollar March Futures	Long	03/2015	698	218
90-Day Eurodollar September Futures	Long	09/2015	95	58
Euro-Bund 10-Year Bond September Futures	Short	09/2012	20	8

				$377

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $19,444 and cash of $46 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	$62,016	$1,389	$(942)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	76,725	2,629	(389)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	343,000	1,903	3,633

					$5,921	$2,302

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-LIBOR	1.500%	03/18/2016	$69,600	$286	$288
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	31,200	(1,674)	(2,285)
Receive	3-Month USD-LIBOR	2.500%	12/19/2042	3,300	44	25

					$(1,344)	$(1,972)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	06/20/2014	2.922%		$18,200	$749	$678	$71
Ally Financial, Inc.	DUB	5.000%	03/20/2017	3.841%		5,000	241	(313)	554
American International Group, Inc.	DUB	1.000%	12/20/2020	2.597%		15,700	(1,699)	(3,446)	1,747
American International Group, Inc.	UAG	1.000%	12/20/2020	2.597%		600	(65)	(132)	67
Berkshire Hathaway Finance Corp.	BOA	1.000%	03/20/2015	0.977%		2,500	3	(44)	47
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.575%		4,300	(174)	(180)	6
Berkshire Hathaway Finance Corp.	DUB	0.850%	03/20/2013	0.489%		1,900	6	0	6
Berkshire Hathaway Finance Corp.	GST	1.000%	03/20/2015	0.977%		1,200	1	(21)	22
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.600%		5,800	(263)	(233)	(30)
Berkshire Hathaway Finance Corp.	UAG	1.000%	03/20/2015	0.977%		1,200	1	(22)	23
Brazil Government International Bond	BRC	1.000%	03/20/2016	1.269%		3,800	(35)	(25)	(10)
Brazil Government International Bond	BRC	1.000%	09/20/2016	1.345%		2,000	(28)	(19)	(9)
Brazil Government International Bond	CBK	1.000%	09/20/2015	1.171%		1,000	(5)	(16)	11
Brazil Government International Bond	CBK	1.000%	06/20/2016	1.310%		56,000	(652)	(117)	(535)
Brazil Government International Bond	DUB	1.000%	06/20/2016	1.310%		32,500	(378)	(63)	(315)
Brazil Government International Bond	FBF	1.000%	06/20/2015	1.136%		7,100	(26)	(107)	81
Brazil Government International Bond	HUS	1.000%	06/20/2015	1.136%		3,200	(12)	(87)	75
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		1,600	(8)	(16)	8
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		2,000	(10)	(21)	11
Brazil Government International Bond	JPM	1.000%	09/20/2016	1.345%		1,400	(20)	(9)	(11)
Brazil Government International Bond	UAG	1.000%	09/20/2015	1.171%		500	(3)	(5)	2
Canadian Natural Resources Ltd.	FBF	1.000%	06/20/2017	1.548%		535	(14)	(21)	7
China Development Bank Corp.	CBK	1.000%	06/20/2017	1.994%		100	(5)	(5)	0
China Government International Bond	BPS	1.000%	03/20/2016	0.866%		300	2	4	(2)
China Government International Bond	BRC	1.000%	03/20/2016	0.866%		18,100	94	219	(125)
China Government International Bond	CBK	1.000%	09/20/2017	1.205%		600	(6)	(8)	2
China Government International Bond	DUB	1.000%	09/20/2016	0.955%		800	1	4	(3)
China Government International Bond	FBF	1.000%	03/20/2015	0.664%		5,000	47	24	23
China Government International Bond	GST	1.000%	09/20/2016	0.955%		300	1	2	(1)
China Government International Bond	JPM	1.000%	09/20/2016	0.955%		1,700	4	10	(6)
China Government International Bond	JPM	1.000%	06/20/2017	1.152%		600	(4)	(3)	(1)
China Government International Bond	MYC	1.000%	09/20/2016	0.955%		800	2	4	(2)
China Government International Bond	MYC	1.000%	06/20/2017	1.152%		12,900	(90)	(76)	(14)
China Government International Bond	MYC	1.000%	09/20/2017	1.205%		400	(4)	(6)	2
China Government International Bond	RYL	1.000%	09/20/2016	0.955%		600	1	4	(3)
China Government International Bond	UAG	1.000%	09/20/2016	0.955%		300	1	2	(1)
Dell, Inc.	CBK	1.000%	09/20/2013	0.538%		5,800	35	31	4
Export-Import Bank of China	DUB	1.000%	06/20/2017	1.736%		500	(17)	(21)	4
France Government Bond	BOA	0.250%	03/20/2016	1.447%		1,600	(69)	(65)	(4)
France Government Bond	BRC	0.250%	03/20/2016	1.447%		1,000	(43)	(37)	(6)
France Government Bond	BRC	0.250%	09/20/2016	1.576%		500	(27)	(31)	4
France Government Bond	DUB	0.250%	12/20/2015	1.369%		8,800	(332)	(540)	208
France Government Bond	DUB	0.250%	03/20/2016	1.447%		500	(21)	(20)	(1)
France Government Bond	HUS	0.250%	09/20/2016	1.576%		900	(49)	(46)	(3)
France Government Bond	MYC	0.250%	03/20/2016	1.447%		500	(22)	(17)	(5)
France Government Bond	RYL	0.250%	12/20/2015	1.369%		900	(34)	(18)	(16)
France Government Bond	RYL	0.250%	03/20/2016	1.447%		500	(22)	(17)	(5)
France Government Bond	UAG	0.250%	03/20/2016	1.447%		2,100	(90)	(85)	(5)
France Government Bond	UAG	0.250%	09/20/2016	1.576%		2,400	(129)	(92)	(37)
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%		4,200	(57)	(83)	26
General Electric Capital Corp.	CBK	4.000%	12/20/2013	0.874%		2,000	95	0	95
General Electric Capital Corp.	CBK	4.325%	12/20/2013	0.874%		1,900	99	0	99
General Electric Capital Corp.	DUB	4.900%	12/20/2013	0.874%		1,500	91	0	91
General Electric Capital Corp.	MYC	1.000%	12/20/2015	1.417%		500	(7)	(10)	3
General Electric Capital Corp.	MYC	1.000%	03/20/2017	1.595%		200	(5)	(17)	12
General Electric Capital Corp.	MYC	1.000%	06/20/2018	1.703%		500	(19)	(50)	31
Goldman Sachs Group, Inc.	UAG	1.000%	06/20/2013	1.666%		4,600	(28)	(86)	58
Indonesia Government International Bond	BOA	1.000%	09/20/2016	1.569%		2,700	(61)	(41)	(20)
Indonesia Government International Bond	CBK	1.000%	09/20/2015	1.237%		500	(3)	(11)	8
Indonesia Government International Bond	FBF	1.000%	03/20/2016	1.425%		1,900	(29)	(43)	14
Indonesia Government International Bond	JPM	1.000%	12/20/2015	1.338%		1,300	(15)	(21)	6
Indonesia Government International Bond	MYC	1.000%	09/20/2016	1.569%		2,100	(48)	(31)	(17)
Indonesia Government International Bond	RYL	1.000%	03/20/2016	1.425%		1,900	(28)	(42)	14
Indonesia Government International Bond	UAG	1.000%	09/20/2016	1.569%		900	(20)	(14)	(6)
Japan Government International Bond	BOA	1.000%	12/20/2015	0.568%		300	5	5	0
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%		600	8	8	0
Japan Government International Bond	BOA	1.000%	03/20/2017	0.845%		4,000	30	(29)	59
Japan Government International Bond	BRC	1.000%	03/20/2017	0.845%		10,400	78	(82)	160
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%		900	14	14	0
Japan Government International Bond	GST	1.000%	03/20/2017	0.845%		7,600	57	(54)	111
Japan Government International Bond	GST	1.000%	06/20/2017	0.899%		6,900	36	(21)	57
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%		1,100	16	10	6
Japan Government International Bond	MYC	1.000%	03/20/2017	0.845%		1,100	8	(8)	16
Japan Government International Bond	MYC	1.000%	06/20/2017	0.899%		22,600	118	26	92
Kazakhstan Government International Bond	CBK	1.000%	03/20/2016	2.223%		300	(13)	(9)	(4)
Merrill Lynch & Co., Inc.	DUB	1.000%	03/20/2016	2.576%		2,600	(142)	(55)	(87)
MetLife, Inc.	DUB	1.000%	03/20/2015	2.201%		11,500	(359)	(694)	335
MetLife, Inc.	DUB	1.000%	03/20/2016	2.585%		2,200	(121)	(46)	(75)
MetLife, Inc.	JPM	1.000%	09/20/2013	1.201%		690	(2)	(39)	37
MetLife, Inc.	JPM	1.000%	03/20/2016	2.585%		2,700	(149)	(64)	(85)
Mexico Government International Bond	BOA	1.000%	09/20/2015	1.010%		300	0	(4)	4
Mexico Government International Bond	BRC	1.000%	03/20/2015	0.926%		2,600	6	(59)	65
Mexico Government International Bond	BRC	1.000%	09/20/2017	1.367%		300	(6)	(7)	1
Mexico Government International Bond	CBK	1.000%	03/20/2015	0.926%		1,700	4	(39)	43
Mexico Government International Bond	CBK	1.000%	09/20/2015	1.010%		700	0	(11)	11
Mexico Government International Bond	GST	1.000%	09/20/2016	1.187%		2,700	(20)	(13)	(7)
Mexico Government International Bond	HUS	1.000%	09/20/2017	1.367%		1,000	(18)	(22)	4
Mexico Government International Bond	JPM	0.920%	03/20/2016	1.112%		100	0	0	0
Mexico Government International Bond	MYC	1.000%	09/20/2016	1.187%		5,400	(39)	(22)	(17)
Mexico Government International Bond	UAG	1.000%	09/20/2016	1.187%		3,500	(25)	(15)	(10)
Morgan Stanley	FBF	1.000%	06/20/2013	2.555%		15,600	(229)	(300)	71
Republic of Korea	BOA	1.000%	09/20/2016	0.986%		1,400	1	(1)	2
Republic of Korea	JPM	1.000%	06/20/2017	1.174%		13,800	(111)	(148)	37
Republic of Korea	UAG	1.000%	09/20/2016	0.986%		1,500	1	0	1
Republic of Korea	UAG	1.000%	06/20/2017	1.174%		5,700	(45)	(58)	13
Russia Government International Bond	GST	1.000%	06/20/2017	2.259%		300	(18)	(21)	3
U.S. Treasury Notes	UAG	0.250%	09/20/2015	0.290%	EUR	11,800	(18)	(177)	159
United Kingdom Gilt	DUB	1.000%	03/20/2016	0.421%		$1,000	21	19	2
United Kingdom Gilt	FBF	1.000%	03/20/2016	0.421%		6,900	150	133	17
United Kingdom Gilt	GST	1.000%	12/20/2015	0.373%		1,000	22	23	(1)
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		1,800	36	8	28
United Kingdom Gilt	JPM	1.000%	06/20/2015	0.301%		9,600	203	111	92
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		1,200	26	21	5
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		2,100	45	36	9

							$(3,632)	$(7,035)	$3,403

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	25,100	$879	$571	$308
iTraxx Europe 16 Index	BRC	(1.000%	)	12/20/2016		700	25	18	7
iTraxx Europe 16 Index	GST	(1.000%	)	12/20/2016		43,000	1,505	872	633
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		15,700	550	411	139

							$2,959	$1,872	$1,087

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
CDX.EM-12 5-Year Index	DUB	5.000%	12/20/2014	$1,200	$77	$119	$(42)
CDX.EM-14 5-Year Index	CBK	5.000%	12/20/2015	10,700	862	1,370	(508)
CDX.EM-14 5-Year Index	HUS	5.000%	12/20/2015	600	48	78	(30)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	1,000	81	130	(49)
CDX.IG-9 5-Year Index 30-100%	DUB	0.708%	12/20/2012	11,670	42	0	42
CDX.IG-9 10-Year Index 30-100%	GST	0.548%	12/20/2017	1,061	9	0	9
CDX.IG-9 10-Year Index 30-100%	JPM	0.553%	12/20/2017	2,218	20	0	20
CDX.IG-10 5-Year Index 30-100%	DUB	0.530%	06/20/2013	2,315	12	0	12
CDX.IG-10 5-Year Index 30-100%	GST	0.463%	06/20/2013	2,893	13	0	13

					$1,164	$1,697	$(533)

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	72,800	$103	$36	$67
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		250,100	353	95	258
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	MYC		12,400	17	2	15
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		26,000	19	3	16
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		94,000	66	(57)	123
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	GLM		65,000	46	(18)	64
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	HUS		43,000	31	(18)	49
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		54,000	38	(26)	64
Pay	28-Day MXN-TIIE	6.350%	06/02/2021	MYC		11,300	37	3	34

							$710	$20	$690

(k)	Written options outstanding on June 30, 2012:

Options on Exchange-Traded Futures Contracts

Description	Exercise Price	Expiration Date	# of Contracts	Premium	Market Value
Put - CBOT U.S. Treasury 10-Year Note September Futures	$131.000	08/24/2012	270	$82	$(71)
Call - CBOT U.S. Treasury 10-Year Note September Futures	136.000	08/24/2012	270	57	(55)

				$139	$(126)

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	05/28/2013	$52,100	$258	$(7)
Put - OTC 1-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	112,000	392	(107)
Put - OTC 1-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	104,000	134	(118)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012	50,000	285	(7)
Put - OTC 1-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	11/19/2012	56,400	213	(1)
Put - OTC 2-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	35,100	295	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	4,200	29	0
Put - OTC 2-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	18,500	83	(7)
Put - OTC 2-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	37,800	267	(47)
Put - OTC 2-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	32,400	192	0
Put - OTC 2-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	70,000	255	(36)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	48,000	169	(24)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	17,000	105	0
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	128,700	357	(48)
Put - OTC 2-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	2.250%	09/24/2012	152,700	1,203	0
Put - OTC 2-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	1.200%	07/11/2013	68,000	524	(85)
Put - OTC 3-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.000%	08/13/2012	104,100	746	(4)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	15,800	190	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	27,300	675	0
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	17,400	120	(1)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	63,000	566	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	220,200	1,513	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	114,300	1,184	(1)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.000%	03/18/2013	18,900	178	(36)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	20,600	44	(5)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	40,200	206	(2)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	48,000	783	0
Call - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	7,800	73	(128)
Put - OTC 5-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	7,800	151	(49)
Put - OTC 5-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	22,600	359	0
Put - OTC 5-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	66,400	400	(1)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	20,000	89	(1)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.400%	03/18/2013	11,700	109	(191)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.400%	03/18/2013	11,700	227	(73)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	3.250%	07/16/2012	9,100	228	0
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.350%	08/13/2012	32,100	131	(7)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.550%	08/13/2012	22,800	105	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012	64,900	901	(1)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.750%	05/30/2013	41,200	306	(210)
Put - OTC 10-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	10.000%	07/10/2012	16,200	98	0
Call - OTC 10-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	1.500%	05/30/2013	11,000	83	(107)

							$14,226	$(1,315)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$6,500	$55	$(9)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	04/07/2020	15,700	140	(24)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	6,400	83	(11)
Floor - OTC CPURNSA Index	DUB	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/10/2020	2,300	17	(5)

						$295	$(49)

(l)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Citigroup, Inc.	5.365%	03/06/2036	05/19/2011	$7,042	$6,497	0.17%

(m)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$9,000	$9,728	$(9,741)

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	1,925		$1,873	FBF	$0	$(94)	$(94)
07/2012	EUR	21,882		27,301	BPS	0	(390)	(390)
07/2012		34,428		45,059	BRC	1,486	0	1,486
07/2012		27,158		34,159	CBK	49	(259)	(210)
07/2012		34,428		45,130	DUB	1,557	0	1,557
07/2012		45,943		59,574	FBF	1,532	(103)	1,429
07/2012		23,504		29,739	GSC	0	(5)	(5)
07/2012		17,786		22,404	HUS	0	(104)	(104)
07/2012		15,456		19,346	JPM	0	(214)	(214)
07/2012		13		17	RBC	1	0	1
07/2012	GBP	5,511		8,697	GSC	66	0	66
07/2012		5,511		8,689	HUS	58	0	58
07/2012	IDR	5,479,000		588	BRC	4	0	4
07/2012		503,977		54	GST	0	0	0
07/2012		88,847,937		9,435	HUS	33	(57)	(24)
07/2012		47,851,960		5,080	UAG	0	(15)	(15)
07/2012	INR	101,840		2,000	DUB	175	0	175
07/2012		427,978		8,393	JPM	723	0	723
07/2012	MXN	247,000		19,224	HUS	712	0	712
07/2012		$1,266	AUD	1,283	RYL	45	0	45
07/2012		295		299	UAG	10	0	10
07/2012		992		1,007	WST	37	0	37
07/2012		153,799	EUR	122,807	BPS	1,968	(354)	1,614
07/2012		15,333		11,858	BRC	22	(347)	(325)
07/2012		13,246		10,424	DUB	113	(167)	(54)
07/2012		5,522		4,196	FBF	0	(211)	(211)
07/2012		10,420		8,055	HUS	24	(249)	(225)
07/2012		15,870		12,224	JPM	0	(399)	(399)
07/2012		3,407		2,600	MSC	0	(117)	(117)
07/2012		6,343		4,910	RBC	0	(129)	(129)
07/2012		1,273		1,000	RYL	0	(7)	(7)
07/2012		15,897		12,200	UAG	17	(473)	(456)
07/2012		17,200	GBP	11,022	UAG	62	0	62
07/2012		578	IDR	5,479,000	BRC	6	0	6
07/2012		53		503,977	GST	0	0	0
07/2012		9,834		88,847,937	HUS	0	(374)	(374)
07/2012		5,044		47,851,960	UAG	51	0	51
07/2012		11,453	INR	529,818	UAG	0	(1,958)	(1,958)
08/2012	BRL	7,432		$3,801	BRC	125	0	125
08/2012	EUR	112,024		139,843	BPS	0	(1,957)	(1,957)
08/2012	GBP	11,022		17,198	UAG	0	(62)	(62)
08/2012	MXN	1,046,448		74,394	BRC	0	(3,616)	(3,616)
08/2012		90,199		6,481	HUS	0	(252)	(252)
08/2012		346,062		24,953	JPM	0	(881)	(881)
08/2012		92,012		6,626	MSC	0	(243)	(243)
08/2012		$128	MXN	1,791	JPM	6	0	6
08/2012		130		1,791	UAG	3	0	3
09/2012	CAD	137,859		$134,127	BRC	0	(1,045)	(1,045)
09/2012	EUR	199		250	BPS	0	(2)	(2)
09/2012		209		265	CBK	1	0	1
09/2012		34		43	UAG	0	0	0
09/2012	JPY	6,550,320		82,734	BRC	702	0	702
09/2012		170,000		2,141	CBK	12	0	12
09/2012		535,599		6,683	JPM	4	(27)	(23)
09/2012		9,602,978		121,869	UAG	1,625	(14)	1,611
09/2012	MXN	1,552,234		111,511	UAG	0	(3,975)	(3,975)
09/2012		$632	CAD	649	RBC	5	0	5
09/2012		57,192	EUR	45,840	CBK	859	0	859
09/2012		640		512	DUB	8	0	8
09/2012		509		403	FBF	1	0	1
09/2012		23,102		18,320	JPM	98	0	98
09/2012		261		207	MSC	1	0	1
09/2012		636		505	RBC	3	0	3
09/2012		2,552		2,039	UAG	30	0	30
10/2012	MXN	436,250		$30,213	HUS	0	(2,162)	(2,162)
02/2013	CNY	13,073		2,071	BRC	24	0	24
02/2013		18,885		3,000	FBF	42	0	42
02/2013		52,416		8,300	UAG	90	0	90
02/2013		$6,986	CNY	44,374	CBK	0	(35)	(35)
02/2013		6,302		40,000	HUS	0	(37)	(37)

						$12,390	$(20,334)	$(7,944)

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,309	$0	$8,309
Corporate Bonds & Notes
Banking & Finance	0	719,457	21,895	741,352
Industrials	0	144,151	1,433	145,584
Utilities	0	80,602	0	80,602
Municipal Bonds & Notes
California	0	29,071	0	29,071
Florida	0	2,260	0	2,260
Georgia	0	1,147	0	1,147
Illinois	0	8,252	0	8,252
Nebraska	0	2,492	0	2,492
Nevada	0	2,602	0	2,602
New York	0	63,000	0	63,000
Ohio	0	3,446	0	3,446
Pennsylvania	0	1,333	0	1,333
Texas	0	27,817	0	27,817
U.S. Government Agencies	0	1,906,654	480	1,907,134
U.S. Treasury Obligations	0	707,649	0	707,649
Mortgage-Backed Securities	0	226,546	468	227,014
Asset-Backed Securities	0	35,888	8,552	44,440
Sovereign Issues	0	218,604	0	218,604
Convertible Preferred Securities
Banking & Finance	64,910	0	0	64,910
Industrials	0	0	390	390
Preferred Securities
Banking & Finance	0	9,044	7,943	16,987
Industrials	0	3,856	0	3,856
Short-Term Instruments
Certificates of Deposit	0	74,624	0	74,624
Repurchase Agreements	0	9,500	0	9,500
Short-Term Notes	0	501	0	501
Japan Treasury Bills	0	199,379	0	199,379
Mexico Treasury Bills	0	246,678	0	246,678
U.S. Treasury Bills	0	1,168	0	1,168
PIMCO Short-Term Floating NAV Portfolios	50,170	0	0	50,170
	$115,080	$4,734,030	$41,161	$4,890,271

Short Sales, at value	$0	$(9,741)	$0	$(9,741)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	9,698	0	9,698
Foreign Exchange Contracts	0	12,390	0	12,390
Interest Rate Contracts	377	1,003	0	1,380
	$377	$23,091	$0	$23,468

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,439)	0	(3,439)
Foreign Exchange Contracts	0	(20,334)	0	(20,334)
Interest Rate Contracts	0	(3,726)	(49)	(3,775)

	$0	$(27,499)	$(49)	$(27,548)

Totals	$115,457	$4,719,881	$41,112	$4,876,450

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$21,989	$0	$(60)	$(8)	$(1)	$(25)	$0	$0	$21,895	$(28)
Industrials	1,433	0	0	0	0	0	0	0	1,433	0
U.S. Government Agencies	82,410	(81,954)	(10)	0	0	34	0	0	480	0
Mortgage-Backed Securities	452	0	0	0	0	16	0	0	468	16
Asset-Backed Securities	0	8,589	(28)	3	3	(15)	0	0	8,552	(15)
Convertible Preferred Securities
Industrials	65	0	0	0	0	325	0	0	390	325
Preferred Securities
Banking & Finance	7,974	0	0	0	0	(31)	0	0	7,943	(31)

	$114,323	$(73,365)	$(98)	$(5)	$2	$304	$0	$0	$41,161	$267
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(53)	$0	$0	$0	$0	$4	$0	$0	$(49)	$4

Totals	$114,270	$(73,365)	$(98)	$(5)	$2	$308	$0	$0	$41,112	$271

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$18,788	Third Party Vendor	Broker Quote	95.78
	3,107	Benchmark Pricing	Base Price	100.25
Industrials	1,433	Third Party Vendor	Broker Quote	100.00
U.S. Government Agencies	480	Benchmark Pricing	Base Price	98.75
Mortgage-Backed Securities	468	Third Party Vendor	Broker Quote	78.00
Asset-Backed Securities	8,552	Benchmark Pricing	Base Price	86.75
Convertible Preferred Securities
Industrials	390	Other Valuation Techniques	—	—
Preferred Securities
Banking & Finance	7,943	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(49)	Indicative Market Quotations	Broker Quote	0.15 - 0.21

Total	$41,112

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Total Return Fund IV

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
CORPORATE BONDS & NOTES 22.6%
BANKING & FINANCE 20.4%
Allstate Life Global Funding Trusts
5.375% due 04/30/2013		$200	$208
American Express Credit Corp.
5.875% due 05/02/2013		200	208
6.625% due 09/24/2012	GBP	50	79
7.300% due 08/20/2013		$400	428
American International Group, Inc.
0.921% due 07/19/2013	EUR	100	126
5.850% due 01/16/2018		$5,000	5,543
6.765% due 11/15/2017	GBP	2,411	4,122
8.000% due 05/22/2068	EUR	10,000	12,263
8.175% due 05/15/2068		$1,000	1,090
8.625% due 05/22/2068	GBP	2,350	3,732
Bank of America Corp.
1.148% due 05/23/2017	EUR	2,600	2,744
6.500% due 08/01/2016		$4,300	4,728
Bank of Montreal
1.950% due 01/30/2018		3,000	3,092
Barclays Bank PLC
5.450% due 09/12/2012		2,100	2,119
BBVA Bancomer S.A.
7.250% due 04/22/2020		1,000	1,032
BNP Paribas S.A.
0.869% due 04/08/2013		20	20
Cantor Fitzgerald LP
7.875% due 10/15/2019		650	651
Citigroup Capital
8.300% due 12/21/2077		3,300	3,316
Citigroup, Inc.
4.750% due 05/19/2015		700	735
5.500% due 08/27/2012		2,000	2,012
8.500% due 05/22/2019		650	804
Credit Agricole S.A.
8.375% due 10/13/2019 (e)		500	416
Export-Import Bank of Korea
5.125% due 06/29/2020		5,000	5,605
FCE Bank PLC
7.125% due 01/15/2013	EUR	1,200	1,568
Ford Motor Credit Co. LLC
2.750% due 05/15/2015		$1,500	1,513
General Electric Capital Corp.
6.875% due 01/10/2039		300	389
Goldman Sachs Group, Inc.
1.466% due 02/07/2014		5,000	4,943
3.300% due 05/03/2015		100	100
6.150% due 04/01/2018		800	869
6.250% due 09/01/2017		3,800	4,138
HBOS PLC
0.667% due 09/06/2017		4,300	3,139
ICICI Bank Ltd.
5.750% due 11/16/2020		1,900	1,883
International Lease Finance Corp.
6.750% due 09/01/2016		2,600	2,808
JPMorgan Chase & Co.
1.218% due 05/02/2014		9,700	9,697
7.900% due 04/30/2018 (e)		3,100	3,410
KFW
3.125% due 06/15/2018	EUR	5,000	6,954
Lincoln National Corp.
8.750% due 07/01/2019		$400	505
Lloyds TSB Bank PLC
5.800% due 01/13/2020		1,600	1,714
Merrill Lynch & Co., Inc.
0.980% due 01/31/2014	EUR	900	1,096
1.228% due 09/15/2026		$400	286
6.875% due 04/25/2018		3,700	4,147
Morgan Stanley
0.947% due 10/15/2015		8,100	7,222
3.450% due 11/02/2015		3,000	2,908
Pacific LifeCorp
6.000% due 02/10/2020		6,600	7,220
Principal Life Income Funding Trusts
5.300% due 04/24/2013		200	208
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015		300	306

SLM Corp.
5.140% due 06/15/2016	10,000	9,358
6.250% due 01/25/2016	900	950
SLM Corp. CPI Linked Bond
4.776% due 11/21/2013	45	45
State Street Capital Trust
5.458% due 07/30/2012 (e)	3,200	3,211
UBS AG
5.750% due 04/25/2018	200	222
Wachovia Corp.
0.837% due 10/15/2016	100	95
5.750% due 02/01/2018	1,000	1,185
Wells Fargo & Co.
7.980% due 03/15/2018 (e)	9,400	10,363

		147,525

INDUSTRIALS 1.3%
Asciano Finance Ltd.
5.000% due 04/07/2018	900	942
Gerdau Holdings, Inc.
7.000% due 01/20/2020	200	224
Time Warner, Inc.
6.100% due 07/15/2040	1,500	1,734
Vale Overseas Ltd.
6.875% due 11/10/2039	5,800	6,813

		9,713

UTILITIES 0.9%
CenturyLink, Inc.
6.000% due 04/01/2017	3,000	3,192
Gazprom OAO Via Gaz Capital S.A.
8.146% due 04/11/2018	500	598
8.625% due 04/28/2034	2,200	2,810

		6,600

Total Corporate Bonds & Notes (Cost $155,297)		163,838

MUNICIPAL BONDS & NOTES 3.9%
CALIFORNIA 1.3%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.918% due 04/01/2040	4,300	5,890
Irvine Unified School District, California Special Tax Notes, Series 2011
4.381% due 09/01/2015	100	103
Long Beach Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2035	200	63
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.603% due 07/01/2050	2,300	3,316

		9,372

NEW YORK 1.7%
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.882% due 06/15/2044	2,000	2,619
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	2,000	2,251
Port Authority of New York & New Jersey Revenue Bonds, Series 2011
4.926% due 10/01/2051	6,500	7,331

		12,201

TEXAS 0.9%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	600	729
University of Texas System Revenue Bonds, (BABs), Series 2010
4.794% due 08/15/2046	5,150	6,158

		6,887

Total Municipal Bonds & Notes (Cost $26,000)		28,460

U.S. GOVERNMENT AGENCIES 41.5%
Fannie Mae
0.795% due 06/25/2041	29	29
2.935% due 11/01/2021	11,673	12,201
3.500% due 09/01/2040 - 08/01/2042	224,333	234,766
4.000% due 08/01/2042	12,000	12,756
4.500% due 02/01/2031 - 08/01/2042	15,881	17,058
5.000% due 07/01/2033 - 05/01/2041	11,858	12,905
5.375% due 06/12/2017	100	121
5.500% due 11/01/2032 - 05/01/2038	2,990	3,265
Freddie Mac
1.000% due 03/08/2017 - 06/29/2017	1,000	1,005
1.750% due 05/30/2019	2,500	2,563
2.000% due 08/25/2016	200	210
3.750% due 03/27/2019	300	347

Ginnie Mae
0.000% due 11/20/2039 (a)		3,500	2,740

Total U.S. Government Agencies (Cost $296,972)			299,966

U.S. TREASURY OBLIGATIONS 15.6%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2016		521	543
0.625% due 07/15/2021		102	114
1.250% due 07/15/2020		3,271	3,805
1.750% due 01/15/2028 (i)		14,014	17,608
2.125% due 02/15/2040		27	38
2.375% due 01/15/2027		6,275	8,443
2.500% due 01/15/2029		5,573	7,754
U.S. Treasury Notes
0.875% due 04/30/2017 (g)		2,600	2,622
1.000% due 06/30/2019 (b)		5,000	4,964
1.125% due 05/31/2019 (h)(i)		32,200	32,275
1.375% due 11/30/2018 (h)(i)		16,700	17,094
1.375% due 12/31/2018		6,600	6,753
1.500% due 08/31/2018		9,900	10,223
3.375% due 11/15/2019		800	926

Total U.S. Treasury Obligations (Cost $110,123)			113,162

MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust
0.495% due 10/25/2035		6,697	5,079
Banc of America Funding Corp.
2.628% due 05/25/2035		65	66
Banc of America Mortgage Securities, Inc.
6.500% due 09/25/2033		46	49
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		411	383
5.682% due 02/25/2033		8	8
Chase Mortgage Finance Corp.
2.942% due 02/25/2037		195	193
Countrywide Home Loan Mortgage Pass-Through Trust
2.788% due 11/19/2033		939	927
Credit Suisse First Boston Mortgage Securities Corp.
2.505% due 09/25/2033		22	22
Credit Suisse Mortgage Capital Certificates
5.000% due 12/27/2036		8,452	7,852
GSR Mortgage Loan Trust
2.651% due 09/25/2035		349	341
2.723% due 08/25/2034		1,937	1,467
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		1,610	1,306
Prime Mortgage Trust
5.000% due 02/25/2019		20	21
WaMu Mortgage Pass-Through Certificates
2.640% due 09/25/2046		406	310
Wells Fargo Mortgage-Backed Securities Trust
2.624% due 06/25/2035		9,419	9,350

Total Mortgage-Backed Securities (Cost $26,573)			27,374

ASSET-BACKED SECURITIES 0.1%
Countrywide Asset-Backed Certificates
0.345% due 05/25/2047		534	518
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		47	46
HSBC Home Equity Loan Trust
0.394% due 03/20/2036		58	55
0.514% due 01/20/2035		78	73
SMS Student Loan Trust
0.656% due 10/28/2028		40	40
0.666% due 04/28/2029		26	26

Total Asset-Backed Securities (Cost $740)			758

SOVEREIGN ISSUES 6.4%
Banque Centrale de Tunisie S.A.
8.250% due 09/19/2027		200	239
Korea Development Bank
4.375% due 08/10/2015		5,000	5,343
Netherlands Government Bond
4.000% due 07/15/2018	EUR	4,800	6,947
4.000% due 07/15/2019		100	146
Province of British Columbia
4.300% due 06/18/2042	CAD	1,600	1,872

Province of Ontario
0.950% due 05/26/2015		$7,000	7,037
1.600% due 09/21/2016		10,100	10,297
3.000% due 07/16/2018		200	215
3.150% due 06/02/2022	CAD	5,500	5,582
4.400% due 04/14/2020		$1,600	1,864
Province of Quebec
2.750% due 08/25/2021		500	519
3.500% due 12/01/2022	CAD	6,000	6,205

Total Sovereign Issues (Cost $45,599)			46,266

SHORT-TERM INSTRUMENTS 37.2%
CERTIFICATES OF DEPOSIT 3.4%
Abbey National Treasury Services PLC
1.860% due 04/25/2013		$30	29
Banco do Brasil S.A.
2.010% due 03/26/2013		10,400	10,332
Itau Unibanco Holding S.A.
2.010% due 11/05/2012		7,200	7,160
2.010% due 11/13/2012		7,100	7,100

			24,621

COMMERCIAL PAPER 3.9%
Devon Energy Corp.
0.400% due 07/09/2012		12,100	12,099
Dominion Resources, Inc.
0.420% due 07/16/2012		3,100	3,099
0.420% due 07/17/2012		1,800	1,800
Pacific Gas & Electric Co.
0.430% due 07/09/2012		1,300	1,300
Virginia Electric and Power Co.
0.420% due 07/16/2012		2,800	2,800
Xstrata Finance Canada Ltd.
0.480% due 07/11/2012		3,800	3,800
0.480% due 07/16/2012		3,000	2,999

			27,897

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012		1,423	1,423

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,454. Repurchase proceeds are $1,423.)
JAPAN TREASURY BILLS 9.9%
0.098% due 07/17/2012 - 09/10/2012 (c)	JPY	5,750,000	71,925

MEXICO TREASURY BILLS 6.2%
4.444% due 07/05/2012 - 09/13/2012 (c)	MXN	597,200	44,493

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (f) 13.6%
PIMCO Short-Term Floating NAV Portfolio		7,055,364	70,695
PIMCO Short-Term Floating NAV Portfolio III		2,802,507	28,033

			98,728

Total Short-Term Instruments (Cost $269,643)			269,087

Total Investments 131.1% (Cost $930,947)			$948,911
Other Assets and Liabilities (Net) (31.1%)			(225,020)

Net Assets 100.0%			$723,891

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Principal amount of security is adjusted for inflation.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Fund.

(g)	Securities with an aggregate market value of $754 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	Securities with an aggregate market value of $795 and cash of $8 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	130	$31
90-Day Eurodollar March Futures	Long	03/2015	78	21
90-Day Eurodollar September Futures	Long	09/2015	18	11
U.S. Treasury 10-Year Note September Futures	Long	09/2012	585	337

				$400

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $3,279 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$29,800	$(1,599)	$(2,414)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Australia Government Bond	BOA	1.000%	06/20/2017	0.682%	$1,500	$24	$23	$1
Australia Government Bond	CBK	1.000%	06/20/2017	0.682%	1,900	31	30	1
Australia Government Bond	DUB	1.000%	09/20/2016	0.508%	900	19	8	11
Australia Government Bond	GST	1.000%	09/20/2016	0.508%	900	19	8	11
Bank of America Corp.	DUB	1.000%	09/20/2014	1.933%	1,100	(22)	(22)	0
Brazil Government International Bond	BPS	1.000%	06/20/2017	1.492%	2,800	(65)	(35)	(30)
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%	3,500	(81)	(41)	(40)
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%	900	(8)	(17)	9
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%	1,200	(27)	(13)	(14)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%	6,000	(138)	(85)	(53)
Brazil Government International Bond	JPM	1.000%	06/20/2017	1.492%	2,200	(51)	(25)	(26)
China Government International Bond	BPS	1.000%	06/20/2017	1.152%	600	(5)	(5)	0
China Government International Bond	HUS	1.000%	06/20/2016	0.913%	1,000	3	(20)	23
France Government Bond	CBK	0.250%	12/20/2015	1.369%	4,000	(151)	(221)	70
France Government Bond	CBK	0.250%	09/20/2016	1.576%	2,000	(107)	(135)	28
France Government Bond	UAG	0.250%	12/20/2015	1.369%	7,800	(294)	(422)	128
Japan Government International Bond	BOA	1.000%	09/20/2017	0.947%	5,500	17	33	(16)
Japan Government International Bond	GST	1.000%	12/20/2015	0.568%	3,400	51	(32)	83
Japan Government International Bond	GST	1.000%	09/20/2016	0.720%	900	11	(9)	20
Japan Government International Bond	UAG	1.000%	12/20/2015	0.568%	3,400	52	1	51
Mexico Government International Bond	BRC	1.000%	06/20/2017	1.328%	1,700	(26)	(15)	(11)
Mexico Government International Bond	CBK	1.000%	03/20/2016	1.110%	500	(2)	(9)	7
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%	500	(7)	(3)	(4)
Mexico Government International Bond	HUS	1.000%	06/20/2017	1.328%	100	(2)	(1)	(1)
Republic of Germany	CBK	0.250%	06/20/2017	0.964%	1,000	(35)	(29)	(6)
Republic of Korea	CBK	1.000%	06/20/2017	1.174%	600	(5)	(6)	1
United Kingdom Gilt	DUB	1.000%	09/20/2016	0.500%	3,700	79	30	49

						$(720)	$(1,012)	$292

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid	Unrealized Appreciation
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016	EUR	1,400	$49	$24	$25

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS	MXN	1,000	$1	$0	$1
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BRC		14,000	10	(10)	20

							$11	$(10)	$21

(k)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	5.000%	08/01/2042	$11,000	$11,890	$(11,906)
Fannie Mae	5.500%	07/01/2042	2,000	2,181	(2,182)

				$14,071	$(14,088)

(l)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	5		$5	BRC	$0	$0	$0
07/2012	EUR	750		955	BPS	6	0	6
07/2012		184		229	BRC	0	(4)	(4)
07/2012		750		956	JPM	7	0	7
07/2012		104		132	UAG	0	0	0
07/2012	JPY	1,070,000		13,330	FBF	0	(59)	(59)
07/2012	MXN	46,300		3,604	HUS	133	0	133
07/2012		$1,872	EUR	1,500	BPS	26	0	26
07/2012		648		500	BRC	0	(16)	(16)
07/2012		394		300	UAG	0	(14)	(14)
08/2012	EUR	1,500		$1,872	BPS	0	(26)	(26)
08/2012	JPY	1,520,000		18,915	BRC	0	(112)	(112)
08/2012		1,240,000		15,690	CBK	166	0	166
08/2012	MXN	48,311		3,449	BRC	0	(154)	(154)
08/2012		413,225		31,509	HUS	690	(6)	684
08/2012		$7	MXN	94	JPM	0	0	0
08/2012		350		4,815	UAG	9	0	9
09/2012	CAD	13,866		$13,490	UAG	0	(106)	(106)
09/2012	EUR	24,959		31,140	CBK	0	(467)	(467)
09/2012	GBP	5,002		7,734	BPS	0	(98)	(98)
09/2012	JPY	1,920,000		24,130	DUB	87	0	87
09/2012	MXN	75,248		5,234	BRC	0	(371)	(371)
09/2012		19,480		1,381	UAG	0	(70)	(70)
09/2012		$482	EUR	382	JPM	2	0	2

						$1,126	$(1,503)	$(377)

(m)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$147,525	$0	$147,525
Industrials	0	9,713	0	9,713
Utilities	0	6,600	0	6,600
Municipal Bonds & Notes
California	0	9,372	0	9,372
New York	0	12,201	0	12,201
Texas	0	6,887	0	6,887
U.S. Government Agencies	0	299,966	0	299,966
U.S. Treasury Obligations	0	113,162	0	113,162
Mortgage-Backed Securities	0	27,374	0	27,374
Asset-Backed Securities	0	758	0	758
Sovereign Issues	0	46,266	0	46,266
Short-Term Instruments
Certificates of Deposit	0	24,621	0	24,621
Commercial Paper	0	27,897	0	27,897
Repurchase Agreements	0	1,423	0	1,423
Japan Treasury Bills	0	71,925	0	71,925
Mexico Treasury Bills	0	44,493	0	44,493
PIMCO Short-Term Floating NAV Portfolios	98,728	0	0	98,728
	$98,728	$850,183	$0	$948,911

Short Sales, at value	$0	$(14,088)	$0	$(14,088)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	518	0	518
Foreign Exchange Contracts	0	1,126	0	1,126
Interest Rate Contracts	400	21	0	421
	$400	$1,665	$0	$2,065

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(201)	0	(201)
Foreign Exchange Contracts	0	(1,503)	0	(1,503)
Interest Rate Contracts	0	(2,414)	0	(2,414)

	$0	$(4,118)	$0	$(4,118)

Totals	$99,128	$833,642	$0	$932,770

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
U.S. Government Agencies	$12,767	$(12,772)	$0	$0	$0	$5	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 3.1%
AES Corp.
4.250% due 05/27/2018		$25,675	$25,712
Charter Communications, Inc.
3.500% due 09/06/2016		11,485	11,410
Del Monte Foods Co.
4.500% due 02/16/2018		21,572	21,276
Delos Aircraft, Inc.
4.750% due 04/12/2016		14,700	14,792
DigitalGlobe, Inc.
5.750% due 10/12/2018		12,227	12,101
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018		9,095	9,100
First Data Corp.
2.995% due 09/24/2014		34,777	33,446
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		72,307	72,081
JBS USA Holdings, Inc.
4.250% due 05/25/2018		4,963	4,826
Kinetic Concepts, Inc.
7.000% due 05/04/2018		14,900	15,034
NRG Energy, Inc.
4.000% due 07/01/2018		11,641	11,586
Penn National Gaming, Inc.
3.750% due 07/14/2018		6,823	6,830
Quintiles Transnational Corp.
5.000% due 06/08/2018		25,740	25,483
Residential Cap LLC
5.000% due 11/18/2013		15,000	15,033
RFC Borrower LLC
6.750% due 11/18/2013		1,500	1,511
Springleaf Finance Corp.
5.500% due 05/10/2017		103,530	97,762
Terex Corp.
6.000% due 04/28/2017	EUR	14,094	17,724
Vodafone Americas Finance
6.250% due 07/24/2016		$20,625	20,934
6.875% due 08/17/2015		17,720	17,986

Total Bank Loan Obligations (Cost $440,677)			434,627

CORPORATE BONDS & NOTES 33.5%
BANKING & FINANCE 25.9%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		68,600	67,676
Ally Financial, Inc.
3.868% due 06/20/2014		70,200	69,883
8.000% due 03/15/2020		1,200	1,386
American Express Bank FSB
5.500% due 04/16/2013		11,000	11,413
6.000% due 09/13/2017		1,600	1,893
American Express Co.
7.000% due 03/19/2018		5,400	6,695
7.250% due 05/20/2014		1,000	1,109
American Express Credit Corp.
5.875% due 05/02/2013		200	208
American International Group, Inc.
4.250% due 05/15/2013		4,500	4,595
4.250% due 09/15/2014		29,000	30,088
5.600% due 10/18/2016		1,500	1,633
5.850% due 01/16/2018		400	443
6.765% due 11/15/2017	GBP	220	376
8.000% due 05/22/2068	EUR	900	1,104
8.250% due 08/15/2018		$15,730	19,045
8.625% due 05/22/2068	GBP	200	318
ASIF Global Financing
4.900% due 01/17/2013		$15,200	15,345
Banco Bradesco S.A.
2.566% due 05/16/2014		49,700	49,661
Banco Santander Chile
2.066% due 01/19/2016		25,000	23,625
2.875% due 11/13/2012		43,900	44,010
Bank of America Corp.
0.727% due 10/14/2016		1,700	1,505
1.886% due 01/30/2014		44,100	43,660
4.500% due 04/01/2015		5,000	5,158
5.375% due 09/11/2012		7,000	7,053
5.625% due 07/01/2020		5,000	5,365
5.650% due 05/01/2018		96,500	103,366
5.750% due 12/01/2017		3,240	3,463
6.000% due 09/01/2017		1,610	1,740
7.375% due 05/15/2014		19,100	20,552
7.625% due 06/01/2019		11,500	13,549

Banque PSA Finance S.A.
2.361% due 04/04/2014		65,600	63,834
Barclays Bank PLC
1.509% due 01/13/2014		95,400	95,544
2.375% due 01/13/2014		76,300	76,515
5.450% due 09/12/2012		800	807
6.050% due 12/04/2017		28,062	28,498
6.750% due 05/22/2019		600	701
7.700% due 04/25/2018 (f)		1,919	1,851
10.179% due 06/12/2021		6,980	8,273
Bear Stearns Cos. LLC
6.400% due 10/02/2017		25,200	29,106
7.250% due 02/01/2018		52,900	63,347
BPCE S.A.
2.375% due 10/04/2013		2,500	2,460
Cantor Fitzgerald LP
7.875% due 10/15/2019		10,900	10,913
Capital One Capital
8.875% due 05/15/2040		9,700	9,915
CitiFinancial, Inc.
6.625% due 06/01/2015		100	106
Citigroup, Inc.
0.813% due 06/28/2013	EUR	100	126
2.467% due 08/13/2013		$16,300	16,419
3.953% due 06/15/2016		3,000	3,078
4.587% due 12/15/2015		2,200	2,304
5.300% due 10/17/2012		500	506
5.500% due 04/11/2013		300	309
6.000% due 08/15/2017		7,000	7,680
6.125% due 05/15/2018		6,640	7,427
8.500% due 05/22/2019		1,920	2,376
Credit Agricole Home Loan SFH
1.216% due 07/21/2014		58,600	57,309
Credit Suisse
6.000% due 02/15/2018		8,100	8,681
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (b)		15,500	15,500
Export-Import Bank of Korea
4.000% due 01/29/2021		22,500	23,354
Ford Motor Credit Co. LLC
3.984% due 12/15/2022		2,300	2,372
5.625% due 09/15/2015		600	654
6.625% due 08/15/2017		14,500	16,519
7.000% due 10/01/2013		16,825	17,996
7.000% due 04/15/2015		858	956
7.500% due 08/01/2012		11,440	11,486
8.000% due 06/01/2014		3,400	3,774
8.700% due 10/01/2014		4,215	4,810
General Electric Capital Corp.
0.608% due 12/20/2013		4,000	3,822
Goldman Sachs Group, Inc.
0.918% due 03/22/2016		850	770
0.990% due 11/15/2014	EUR	100	121
1.004% due 02/04/2013		100	126
3.625% due 02/07/2016		$95,600	95,722
4.750% due 01/28/2014	EUR	30	39
5.250% due 07/27/2021		$24,200	24,644
5.375% due 02/15/2013	EUR	19,900	25,670
5.375% due 03/15/2020		$98,750	101,879
5.750% due 10/01/2016		200	214
5.950% due 01/18/2018		500	536
6.150% due 04/01/2018		12,500	13,574
6.250% due 09/01/2017		15,050	16,389
7.500% due 02/15/2019		21,190	24,210
HSBC Bank PLC
3.100% due 05/24/2016		39,222	40,553
HSBC Bank USA N.A.
4.875% due 08/24/2020		2,000	2,062
6.000% due 08/09/2017		18,800	20,942
HSBC Finance Capital Trust
5.911% due 11/30/2035		500	472
HSBC Finance Corp.
0.717% due 01/15/2014		1,800	1,781
0.897% due 06/01/2016		4,100	3,761
HSBC Holdings PLC
5.100% due 04/05/2021		84,900	95,024
6.500% due 05/02/2036		2,300	2,547
HSBC USA Capital Trust
7.808% due 12/15/2026		1,000	1,015
HSBC USA, Inc.
2.375% due 02/13/2015		16,800	17,004

International Lease Finance Corp.
5.000% due 09/15/2012		3,300	3,333
5.625% due 09/20/2013		10,480	10,768
5.875% due 05/01/2013		2,529	2,599
6.500% due 09/01/2014		78,200	82,892
6.625% due 11/15/2013		4,700	4,876
6.750% due 09/01/2016		70,400	76,032
Intesa Sanpaolo SpA
6.500% due 02/24/2021		61,000	53,455
JPMorgan Chase & Co.
3.450% due 03/01/2016		110,100	114,254
4.250% due 10/15/2020		14,200	14,954
4.350% due 08/15/2021		25,000	26,455
4.400% due 07/22/2020		10,100	10,678
4.625% due 05/10/2021		48,400	51,920
6.300% due 04/23/2019		1,000	1,171
JPMorgan Chase Bank N.A.
4.375% due 11/30/2021	EUR	2,200	2,599
6.000% due 10/01/2017		$22,000	24,671
JPMorgan Chase Capital
6.450% due 01/15/2087		1,206	1,212
6.550% due 09/15/2066		3,600	3,618
LBG Capital PLC
6.385% due 05/12/2020	EUR	8,750	8,885
7.588% due 05/12/2020	GBP	11,000	14,859
7.867% due 12/17/2019		850	1,158
7.875% due 11/01/2020		$560	512
8.500% due 12/17/2021 (f)		3,600	3,353
9.334% due 02/07/2020	GBP	2,200	3,210
15.000% due 12/21/2019	EUR	1,100	1,666
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$11,100	11,166
4.375% due 01/12/2015		1,100	1,137
4.385% due 05/12/2017 (f)	EUR	600	473
5.800% due 01/13/2020		$10,300	11,034
6.375% due 01/21/2021		61,300	69,633
6.500% due 03/24/2020	EUR	10,000	11,081
12.000% due 12/16/2024 (f)		$57,000	59,722
Marsh & McLennan Cos., Inc.
5.750% due 09/15/2015		364	404
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	300	362
0.980% due 08/25/2014		1,300	1,563
1.403% due 09/27/2012		4,200	5,311
5.000% due 02/03/2014		$5,000	5,174
5.000% due 01/15/2015		13,886	14,377
5.450% due 02/05/2013		6,750	6,887
5.450% due 07/15/2014		4,500	4,711
5.571% due 10/04/2012		3,000	3,015
6.050% due 08/15/2012		7,100	7,139
6.150% due 04/25/2013		4,427	4,583
6.400% due 08/28/2017		6,150	6,700
6.875% due 04/25/2018		47,650	53,408
MetLife Institutional Funding
1.361% due 04/04/2014		17,500	17,594
Morgan Stanley
2.875% due 07/28/2014		23,900	23,686
3.740% due 03/01/2013	AUD	3,900	3,949
5.300% due 03/01/2013		$100	102
5.500% due 01/26/2020		9,000	8,834
5.500% due 07/24/2020		1,300	1,275
5.550% due 04/27/2017		940	951
5.750% due 10/18/2016		500	514
5.750% due 01/25/2021		111,800	110,497
5.950% due 12/28/2017		500	514
6.000% due 04/28/2015		5,900	6,104
6.250% due 08/28/2017		19,200	19,848
6.625% due 04/01/2018		3,300	3,456
7.300% due 05/13/2019		19,500	21,105
National Australia Bank Ltd.
1.189% due 04/11/2014		21,800	21,822
Nile Finance Ltd.
5.250% due 08/05/2015		1,700	1,623
Prudential Covered Trust
2.997% due 09/30/2015		69,000	70,157
Qatari Diar Finance QSC
5.000% due 07/21/2020		52,500	59,062
QBE Capital Funding Ltd.
7.250% due 05/24/2041		32,700	29,556
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (f)		3,200	3,060
5.260% due 12/31/2013 (f)		300	291
Rabobank Group
3.875% due 02/08/2022		71,600	73,037
4.500% due 01/11/2021		115,200	122,529
6.875% due 03/19/2020	EUR	5,000	6,188
11.000% due 06/30/2019 (f)		$300	379

RBS Capital Trust
4.709% due 07/01/2013 (f)		900	535
5.512% due 09/30/2014 (f)		2,000	1,200
6.467% due 07/30/2012 (f)	EUR	1,150	779
RCI Banque S.A.
2.339% due 04/11/2014		$21,500	20,907
4.600% due 04/12/2016		14,400	14,357
Royal Bank of Scotland Group PLC
1.168% due 03/09/2015		4,500	3,836
4.375% due 03/16/2016		71,400	73,256
4.625% due 09/22/2021	EUR	1,600	1,469
4.875% due 03/16/2015		$18,400	19,054
5.500% due 03/23/2020	EUR	350	480
5.625% due 08/24/2020		$45,400	48,288
6.400% due 10/21/2019		52,650	56,259
6.666% due 10/05/2017 (f)	CAD	5,200	3,686
6.990% due 10/05/2017 (f)		$20,945	16,337
7.387% due 12/29/2049 (f)	GBP	939	960
7.640% due 09/29/2017 (f)		$8,600	5,805
7.648% due 09/30/2031 (f)		2,125	1,721
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		21,700	21,918
SLM Corp.
0.766% due 01/27/2014		22,600	21,597
3.125% due 09/17/2012	EUR	2,300	2,916
6.250% due 01/25/2016		$17,900	18,884
8.450% due 06/15/2018		8,430	9,484
Societe Generale S.A.
4.196% due 01/26/2015 (f)	EUR	100	79
5.922% due 04/05/2017 (f)		$200	136
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	4,300	4,843
5.750% due 09/15/2016		$900	720
Stone Street Trust
5.902% due 12/15/2015		29,800	30,513
UBS AG
4.280% due 04/15/2015 (f)	EUR	3,100	3,236
4.875% due 08/04/2020		$71,200	76,250
5.750% due 04/25/2018		13,600	15,092
5.875% due 12/20/2017		2,100	2,350
Waha Aerospace BV
3.925% due 07/28/2020		43,435	45,368
Wells Fargo Bank N.A.
0.676% due 05/16/2016		500	477
Weyerhaeuser Co.
7.375% due 10/01/2019		25,136	29,769
7.375% due 03/15/2032		1,200	1,345
Zurich Insurance Co. Ltd. Via Cloverie PLC
12.000% due 07/15/2014 (f)	EUR	1,200	1,632

			3,602,981

INDUSTRIALS 5.3%
Altria Group, Inc.
4.125% due 09/11/2015		$600	652
9.700% due 11/10/2018		9,100	12,615
American Airlines Pass-Through Trust
10.375% due 01/02/2021		2,694	2,883
American Airlines, Inc.
10.500% due 10/15/2012 ^		17,810	19,101
Avnet, Inc.
6.625% due 09/15/2016		1,450	1,655
Barrick North America Finance LLC
4.400% due 05/30/2021		18,000	19,451
Black & Decker Corp.
8.950% due 04/15/2014		4,600	5,196
Boston Scientific Corp.
6.000% due 01/15/2020		5,000	5,976
Braskem Finance Ltd.
5.750% due 04/15/2021		1,000	1,033
BRF - Brasil Foods S.A.
5.875% due 06/06/2022		7,200	7,434
Burlington Northern Santa Fe LLC
8.125% due 04/15/2020		1,000	1,339
California Institute of Technology
4.700% due 11/01/2111		25,000	27,460
CBS Corp.
8.875% due 05/15/2019		5,000	6,624
Centex Corp.
5.700% due 05/15/2014		1,000	1,045
6.500% due 05/01/2016		4,500	4,883
Chesapeake Energy Corp.
7.625% due 07/15/2013		225	233
Con-way, Inc.
7.250% due 01/15/2018		2,500	2,884

Continental Airlines Pass-Through Trust
6.703% due 12/15/2022		482	518
Continental Airlines, Inc.
6.750% due 09/15/2015		5,200	5,369
CVS Pass-Through Trust
7.507% due 01/10/2032		41,465	51,649
D.R. Horton, Inc.
5.625% due 01/15/2016		2,500	2,656
6.500% due 04/15/2016		4,330	4,709
6.875% due 05/01/2013		9,900	10,308
Daimler Finance North America LLC
1.071% due 03/28/2014		36,500	36,432
6.500% due 11/15/2013		5,000	5,362
Deluxe Corp.
5.125% due 10/01/2014		6,900	7,090
El Paso LLC
7.800% due 08/01/2031		100	113
Fresenius Medical Care U.S. Finance, Inc.
6.500% due 09/15/2018		575	628
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020		776	852
Glacier Credit Card Trust
5.027% due 02/20/2013	CAD	2,200	2,209
Harvest Operations Corp.
6.875% due 10/01/2017		$5,500	5,871
HCA, Inc.
5.750% due 03/15/2014		5,000	5,256
6.500% due 02/15/2020		7,600	8,255
7.875% due 02/15/2020		10,000	11,150
JC Penney Corp., Inc.
9.000% due 08/01/2012		10,538	10,617
KB Home
5.875% due 01/15/2015		1,200	1,194
Kinder Morgan Energy Partners LP
5.300% due 09/15/2020		15,000	16,654
Macy’s Retail Holdings, Inc.
5.875% due 01/15/2013		8,800	9,015
Masco Corp.
4.800% due 06/15/2015		3,000	3,085
5.850% due 03/15/2017		2,500	2,624
6.125% due 10/03/2016		5,000	5,343
Massachusetts Institute of Technology
5.600% due 07/01/2111		9,000	12,574
McKesson Corp.
7.500% due 02/15/2019		5,000	6,442
MGM Resorts International
11.125% due 11/15/2017		5,000	5,638
13.000% due 11/15/2013		5,000	5,725
New York Times Co.
5.000% due 03/15/2015		2,000	2,075
Noble Group Ltd.
6.625% due 08/05/2020		500	483
6.750% due 01/29/2020		500	485
Office Depot, Inc.
6.250% due 08/15/2013		2,598	2,653
Ohio National Financial Services, Inc.
6.375% due 04/30/2020		5,000	5,638
Pactiv LLC
8.125% due 06/15/2017		5,000	4,625
Pearson Dollar Finance PLC
6.250% due 05/06/2018		25,925	30,490
Petrobras International Finance Co.
7.875% due 03/15/2019		10,600	12,953
PulteGroup, Inc.
5.200% due 02/15/2015		4,715	4,880
Reynolds American, Inc.
6.750% due 06/15/2017		300	361
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019		8,700	9,157
7.750% due 10/15/2016		4,500	4,759
7.875% due 08/15/2019		2,375	2,583
Rohm and Haas Co.
6.000% due 09/15/2017		700	816
RPM International, Inc.
6.500% due 02/15/2018		4,000	4,632
Ryland Group, Inc.
5.375% due 01/15/2015		4,800	4,968
RZD Capital Ltd.
5.739% due 04/03/2017		24,000	25,678
Staples, Inc.
9.750% due 01/15/2014		6,000	6,709
Steel Dynamics, Inc.
7.375% due 11/01/2012		11,295	11,436
Talisman Energy, Inc.
7.750% due 06/01/2019		4,000	4,917

Tate & Lyle International Finance PLC
6.625% due 06/15/2016	1,400	1,592
Tennessee Gas Pipeline Co. LLC
8.000% due 02/01/2016	2,500	2,954
Toll Brothers Finance Corp.
8.910% due 10/15/2017 (j)	1,700	2,093
Transocean, Inc.
6.500% due 11/15/2020	25,800	29,332
UAL Pass-Through Trust
10.400% due 05/01/2018	14,998	17,117
United Airlines, Inc.
1.000% due 05/07/2024 ^(p)	300	85
Urbi Desarrollos Urbanos S.A.B. de C.V.
9.500% due 01/21/2020	500	528
UST LLC
6.625% due 07/15/2012	10,000	10,017
Volkswagen International Finance NV
0.911% due 10/01/2012	200	200
1.875% due 04/01/2014	89,900	90,836
Volvo Treasury AB
5.950% due 04/01/2015	20,000	21,838
Whirlpool Corp.
8.600% due 05/01/2014	5,000	5,570
WPP Finance UK
5.875% due 06/15/2014	18,751	20,247
Wynn Las Vegas LLC
7.750% due 08/15/2020	28,050	31,206
7.875% due 11/01/2017	3,125	3,453

		735,168

UTILITIES 2.3%
AES Corp.
7.375% due 07/01/2021	725	810
AK Transneft OJSC Via TransCapitalInvest Ltd.
8.700% due 08/07/2018	5,000	6,251
BP Capital Markets PLC
3.625% due 05/08/2014	4,900	5,139
3.750% due 06/17/2013	1,060	1,091
4.500% due 10/01/2020	36,000	40,629
Cleveland Electric Illuminating Co.
5.650% due 12/15/2013	17,195	18,214
Dominion Resources, Inc.
4.450% due 03/15/2021	40,000	45,607
7.500% due 06/30/2066	5,000	5,336
Duke Energy Corp.
3.950% due 09/15/2014	300	319
Duquesne Light Holdings, Inc.
5.900% due 12/01/2021	4,400	4,913
6.400% due 09/15/2020	6,462	7,331
Embarq Corp.
7.995% due 06/01/2036	3,800	3,984
Enel Finance International NV
3.875% due 10/07/2014	8,800	8,657
Entergy Gulf States Louisiana LLC
3.950% due 10/01/2020	5,000	5,316
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	8,510	9,276
6.510% due 03/07/2022	28,850	32,132
7.343% due 04/11/2013	500	520
8.125% due 07/31/2014	700	770
8.146% due 04/11/2018	10,100	12,077
9.250% due 04/23/2019	17,950	22,479
Kinder Morgan Kansas, Inc.
6.500% due 09/01/2012	1,750	1,761
Korea Electric Power Corp.
3.000% due 10/05/2015	1,000	1,024
Midwest Generation LLC
8.560% due 01/02/2016	1,900	1,814
NRG Energy, Inc.
7.375% due 01/15/2017	3,700	3,857
Petroleos Mexicanos
5.500% due 01/21/2021	48,400	54,934
Ras Laffan Liquefied Natural Gas Co. Ltd.
5.500% due 09/30/2014	4,200	4,541
TNK-BP Finance S.A.
6.250% due 02/02/2015	4,500	4,742
6.625% due 03/20/2017	6,200	6,766
7.875% due 03/13/2018	4,400	5,054

Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
9.125% due 04/30/2018	2,200	2,348

		317,692

Total Corporate Bonds & Notes (Cost $4,472,272)		4,655,841

MUNICIPAL BONDS & NOTES 5.2%
ALASKA 0.2%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	21,000	24,887

ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,515

CALIFORNIA 2.8%
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	3,000	3,670
California State General Obligation Bonds, (AMBAC Insured), Series 2007
4.500% due 08/01/2028	900	932
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	12,424
7.500% due 04/01/2034	2,500	3,126
California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	59,500	77,429
7.950% due 03/01/2036	48,325	57,228
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2038	400	420
California State General Obligation Notes, Series 2009
6.200% due 10/01/2019	660	779
California State General Obligation Notes, Series 2010
3.950% due 11/01/2015	25,800	27,832
6.200% due 03/01/2019	30,000	35,159
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	5,000	5,490
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
0.000% due 06/01/2037 (d)	1,100	825
5.000% due 06/01/2033	3,500	2,649
5.750% due 06/01/2047	3,625	2,922
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	19,000	26,601
Long Beach Unified School District, California General Obligation Bonds, Series 2011
5.914% due 08/01/2025	2,500	3,130
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.618% due 08/01/2040	5,000	6,283
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
5.716% due 07/01/2039	25,000	31,068
6.166% due 07/01/2040	13,500	15,305
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	14,000	16,427
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	5,500	6,985
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.713% due 06/01/2039	9,000	11,007
Metropolitan Water District of Southern California Revenue Bonds, (NPFGC/FGIC Insured), Series 2003
5.000% due 10/01/2036	85	90
Riverside, California Sewer Revenue Bonds, (BABs), Series 2009
7.000% due 08/01/2029	2,100	2,466
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, (BABs), Series 2010
5.500% due 11/01/2025	700	834
San Mateo Union High School District, California General Obligation Bonds, Series 2011
0.000% due 09/01/2041 (d)	7,500	2,530
0.000% due 09/01/2046 (d)	12,930	4,344
Santa Clara County, California Financing Authority Revenue Bonds, Series 2008
5.250% due 05/15/2036	10,000	10,859
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	5,085	5,734
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	785	897
6.583% due 05/15/2049	10,300	13,508
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	7,000	8,675

		397,628

COLORADO 0.1%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2006
5.000% due 09/01/2036	200	214

Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	19,300	21,355

		21,569

DISTRICT OF COLUMBIA 0.1%
District of Columbia Revenue Bonds, Series 2012
5.000% due 12/01/2024	11,250	13,813
District of Columbia Tobacco Settlement Financing Corp. Revenue Bonds, Series 2001
6.500% due 05/15/2033	160	177

		13,990

FLORIDA 0.1%
Miami-Dade County, Florida Aviation Revenue Bonds, (AGM Insured), Series 2008
5.000% due 10/01/2041	300	316
Seminole County, Florida Water & Sewer Revenue Bonds, (BABs), Series 2010
6.443% due 10/01/2040	7,000	7,958

		8,274

GEORGIA 0.1%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	8,800	10,095

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	21,600	25,734
Chicago, Illinois General Obligation Bonds, (AGM Insured), Series 2005
4.750% due 01/01/2032	500	534
Illinois Finance Authority Revenue Bonds, (NPFGC Insured), Series 1997
5.206% due 01/01/2019	350	364
Illinois State General Obligation Bonds, Series 2004
5.000% due 03/01/2034	900	935
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (NPFGC Insured), Series 2002
5.000% due 12/15/2028	300	303

		27,870

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	6,300	7,692
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	3,000	3,612

		11,304

LOUISIANA 0.0%
Tobacco Settlement Financing Corp., Louisiana Revenue Bonds, Series 2001
5.875% due 05/15/2039	290	297

MASSACHUSETTS 0.1%
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2004
4.062% due 07/01/2020	450	453
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,052

		8,505

MICHIGAN 0.0%
Detroit, Michigan General Obligation Bonds, (AMBAC Insured), Series 2005
5.150% due 04/01/2025	430	280

MINNESOTA 0.1%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	8,800	9,854

NEVADA 0.0%
Clark County, Nevada General Obligation Bonds, Series 2008
5.000% due 06/01/2038	1,500	1,593

NEW YORK 0.7%
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2006
6.000% due 11/15/2036	730	731
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
7.134% due 11/15/2030	8,000	9,393
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.237% due 12/01/2021	4,355	5,203
5.687% due 12/01/2023	6,470	8,011
5.887% due 12/01/2024	3,845	4,842
6.246% due 06/01/2035	7,300	8,375

New York City, New York General Obligation Notes, (BABs), Series 2010
3.947% due 10/01/2019	9,350	10,352
4.047% due 10/01/2020	8,300	9,211
4.787% due 12/01/2018	4,525	5,250
4.937% due 12/01/2019	3,075	3,615
5.037% due 12/01/2020	3,075	3,648
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2008
5.000% due 06/15/2037	210	229
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
4.725% due 11/01/2023	5,310	6,167
4.905% due 11/01/2024	300	352
5.075% due 11/01/2025	1,500	1,783
5.808% due 08/01/2030	5,000	5,756
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	8,000	8,962
New York Counties Tobacco Trust Revenue Bonds, Series 2001
5.625% due 06/01/2035	2,995	2,675
5.750% due 06/01/2043	6,100	5,035
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	400	458

		100,048

NORTH CAROLINA 0.0%
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	3,300	3,522

OHIO 0.2%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
8.084% due 02/15/2050	500	718
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.750% due 06/01/2034	2,255	1,738
5.875% due 06/01/2030	1,200	941
5.875% due 06/01/2047	25,325	19,457
6.500% due 06/01/2047	9,295	7,852
Ohio Housing Finance Agency Revenue Bonds, (GNMA/FNMA Insured), Series 2007
6.036% due 09/01/2017	10	10

		30,716

PENNSYLVANIA 0.1%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
5.401% due 06/15/2022	3,500	4,103
5.501% due 06/15/2023	3,500	4,136
Pennsylvania Economic Development Financing Authority Revenue Notes, (BABs), Series 2010
5.101% due 06/15/2019	300	350

		8,589

PUERTO RICO 0.0%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, (AMBAC Insured), Series 2007
0.000% due 08/01/2054	200	17

TEXAS 0.2%
Dallas, Texas Waterworks & Sewer System Revenue Bonds, Series 2008
5.000% due 10/01/2037	360	400
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 2000
6.125% due 11/01/2035	400	401
JP Morgan Chase Putters/Drivers Trust, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2008
9.976% due 02/15/2031	100	128
North Texas Tollway Authority Revenue Bonds, Series 2011
0.000% due 09/01/2037	15,000	3,755
0.000% due 09/01/2043	3,800	603
5.500% due 09/01/2041	7,500	8,723
San Antonio, Texas Revenue Bonds, Series 2008
5.000% due 02/01/2032	210	229
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2007
5.000% due 02/15/2026	4,500	4,948
Texas State General Obligation Bonds, (BABs), Series 2010
4.273% due 04/01/2026	4,000	4,545
Texas State General Obligation Notes, (BABs), Series 2010
3.203% due 04/01/2019	500	550

		24,282

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
5.200% due 06/01/2046	1,000	687

WASHINGTON 0.1%
Tacoma, Washington Electric System Revenue Bonds, (BABs), Series 2010
5.966% due 01/01/2035	11,000	13,560

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	5,705	4,302

Total Municipal Bonds & Notes (Cost $620,412)		725,384

U.S. GOVERNMENT AGENCIES 19.0%
Fannie Mae
0.305% due 07/25/2037	296	284
0.309% due 12/25/2036	205	196
0.345% due 01/25/2021	34	34
0.365% due 03/25/2034	223	222
0.375% due 03/25/2036	114	107
0.395% due 08/25/2034	81	79
0.445% due 10/27/2037	400	398
0.545% due 12/25/2028	15	15
0.595% due 03/25/2037 - 09/25/2042	1,356	1,361
0.693% due 10/18/2030	8	8
0.745% due 03/25/2017	25	25
0.895% due 05/25/2030	292	293
1.145% due 04/25/2032	6	6
1.353% due 08/01/2042 - 09/01/2044	509	522
1.625% due 11/25/2023	85	87
2.220% due 05/01/2036	279	296
2.247% due 12/01/2034	106	112
2.272% due 12/01/2034	181	191
2.278% due 08/01/2029	23	24
2.300% due 01/01/2036	316	336
2.328% due 09/01/2039	33	34
2.343% due 06/01/2030	1	1
2.358% due 09/01/2031	23	24
2.375% due 09/01/2035	1,325	1,405
2.434% due 06/01/2035	272	290
2.485% due 11/01/2034	916	978
2.492% due 09/01/2034	47	49
2.500% due 07/01/2027 - 08/01/2027	991,000	1,021,708
2.612% due 12/01/2035	10	10
2.627% due 02/01/2036	114	122
2.634% due 03/01/2036	471	504
3.000% due 07/01/2042	151,000	154,940
3.296% due 05/01/2036	45	47
3.500% due 11/01/2025 - 08/01/2042	458,308	481,444
4.000% due 03/01/2013 - 07/01/2042	188,130	200,288
4.352% due 08/01/2028	10	11
4.407% due 03/01/2027	2	2
4.500% due 11/01/2024 - 07/01/2042	5,218	5,600
4.506% due 12/01/2036	88	93
5.000% due 06/01/2018 - 07/01/2042	47,467	51,303
5.610% due 01/25/2032	127	139
5.750% due 02/25/2033	289	310
6.000% due 04/25/2043 - 07/25/2044	268	298
6.473% due 10/25/2031	81	84
6.500% due 06/17/2038 - 08/01/2042	16,085	18,077
6.589% due 10/25/2031	435	490
7.500% due 12/25/2019 - 09/25/2022	512	578
8.500% due 10/25/2019	10	12
9.000% due 12/25/2019	47	54
Federal Housing Administration
6.896% due 07/01/2020	958	940
7.430% due 02/01/2023	6	6
7.465% due 11/01/2019	48	48
Financing Corp.
0.000% due 10/05/2018 - 09/26/2019	5,464	4,958
Freddie Mac
0.442% due 10/15/2020	27	28
0.592% due 12/15/2029	148	148
0.742% due 01/15/2032	28	28
1.200% due 10/15/2020	3	3
1.315% due 10/25/2044	565	567
1.526% due 07/25/2044	5,001	5,204
1.741% due 10/25/2021 (a)	37,894	4,163
1.750% due 05/30/2019	27,300	27,987
2.108% due 09/01/2035	24	25
2.348% due 12/01/2032	12	13
2.493% due 08/01/2035	50	53
2.521% due 09/01/2035	14	15
2.832% due 03/01/2036	300	321
3.088% due 05/01/2025	6	6
4.500% due 09/01/2039	877	937
5.000% due 04/15/2018 - 04/01/2030	25,386	27,388
5.500% due 03/01/2023	28	30
6.500% due 10/25/2043	146	166
6.555% due 09/25/2029	330	347
6.642% due 12/25/2030	184	202
7.000% due 06/15/2013	20	20
7.002% due 11/25/2030	111	115
7.500% due 08/15/2030	43	51

Ginnie Mae
0.544% due 05/20/2037	3,739	3,739
0.743% due 04/16/2032	22	22
0.793% due 12/16/2025	99	100
1.625% due 12/20/2021 - 07/20/2030	362	375
2.000% due 07/20/2026 - 10/20/2027	55	57
2.375% due 06/20/2021 - 04/20/2030	120	125
3.000% due 07/01/2042 - 08/01/2042	395,000	410,262
3.500% due 11/20/2017 - 07/01/2042	129,567	138,638
4.000% due 12/20/2017 - 09/15/2041	5	5
4.500% due 08/15/2033	20	22
5.500% due 10/15/2034 - 06/20/2035	474	506
6.000% due 06/20/2038	263	285
7.500% due 08/20/2029	109	127
8.000% due 03/20/2030	30	38
8.500% due 04/20/2030 - 03/20/2031	4	5
NCUA Guaranteed Notes
0.770% due 03/09/2021	18,439	18,459
Overseas Private Investment Corp.
0.000% due 12/14/2014 - 05/02/2016	20,246	24,212
Residual Funding Corp. Strips
0.000% due 10/15/2019	12,600	11,386
Small Business Administration
4.760% due 09/01/2025	239	269
4.875% due 09/10/2013	77	80
5.600% due 09/01/2028	636	734
6.220% due 12/01/2028	694	805
7.190% due 12/01/2019	179	201
7.200% due 10/01/2019	759	849
Tennessee Valley Authority
5.250% due 09/15/2039	5,000	6,555

Total U.S. Government Agencies (Cost $2,614,316)		2,635,116

U.S. TREASURY OBLIGATIONS 27.9%
U.S. Treasury Bonds
3.000% due 05/15/2042 (j)	137,100	143,934
3.125% due 11/15/2041	1,100	1,185
3.500% due 02/15/2039	76,800	88,992
3.750% due 08/15/2041 (k)(l)	166,700	201,394
3.875% due 08/15/2040	61,600	75,970
4.375% due 02/15/2038 (j)	60,300	80,152
4.375% due 11/15/2039	26,500	35,353
4.375% due 05/15/2040	22,000	29,363
4.500% due 05/15/2038 (j)	100,000	135,531
4.500% due 08/15/2039	44,200	60,064
6.250% due 08/15/2023	70,000	101,763
7.125% due 02/15/2023	37,900	58,005
7.250% due 08/15/2022	32,350	49,470
7.500% due 11/15/2024	46,400	75,052
7.625% due 11/15/2022	73,000	114,815
7.875% due 02/15/2021	51,600	78,992
8.000% due 11/15/2021	80,372	126,278
8.125% due 05/15/2021	33,000	51,519
8.125% due 08/15/2021	35,400	55,644
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (k)(l)	418,522	443,731
0.750% due 02/15/2042	99,381	104,863
1.125% due 01/15/2021	38,254	44,115
1.250% due 07/15/2020 (l)	136,203	158,464
2.125% due 02/15/2041 (l)	214,545	307,453
U.S. Treasury Notes
0.250% due 02/15/2015	24,500	24,420
0.875% due 01/31/2017	58,300	58,837
0.875% due 02/28/2017	28,500	28,763
0.875% due 04/30/2017	7,900	7,965
1.375% due 11/30/2018	197,600	202,262
1.500% due 07/31/2016 (i)	4,400	4,561
1.875% due 08/31/2017	200	211
2.125% due 08/15/2021 (j)	235,360	247,625
2.250% due 03/31/2016 (i)	15,200	16,171
2.250% due 07/31/2018 (i)(j)(k)(l)	357,700	385,366
2.625% due 11/15/2020	7,500	8,251
3.125% due 05/15/2019	109,600	124,653
3.125% due 05/15/2021	126,000	143,581
3.625% due 08/15/2019	64	75

Total U.S. Treasury Obligations (Cost $3,700,602)		3,874,843

MORTGAGE-BACKED SECURITIES 11.0%
Adjustable Rate Mortgage Trust
2.887% due 05/25/2035	16	16
3.124% due 09/25/2035	33	27
5.314% due 10/25/2035	6,741	5,863

American General Mortgage Loan Trust
5.150% due 03/25/2058		4,843	4,954
American Home Mortgage Assets LLC
0.435% due 05/25/2046		1,087	573
0.455% due 10/25/2046		318	149
1.067% due 11/25/2046		13,157	5,465
1.107% due 09/25/2046		2,345	1,070
American Home Mortgage Investment Trust
2.237% due 09/25/2045		1,221	984
2.569% due 10/25/2034		125	114
2.736% due 02/25/2045		2,378	2,070
Arran Residential Mortgages Funding PLC
1.886% due 11/19/2047	EUR	8,680	10,999
Banc of America Alternative Loan Trust
5.750% due 04/25/2033		$782	826
6.000% due 01/25/2036		2,115	1,588
Banc of America Funding Corp.
0.290% due 07/25/2037		11,207	7,615
0.474% due 06/20/2047		22,972	18,109
0.525% due 07/25/2037		8,114	5,810
2.628% due 05/25/2035		65	66
5.461% due 05/20/2036		2,700	2,334
5.500% due 09/25/2034		4,336	4,190
5.700% due 01/20/2047		753	461
5.806% due 03/25/2037 ^		50	35
5.959% due 10/20/2046		6,856	5,581
6.000% due 03/25/2037		6,922	5,462
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		118,774	112,603
Banc of America Mortgage Securities, Inc.
2.938% due 01/25/2035		794	695
2.966% due 02/25/2034		348	324
3.000% due 02/25/2036		153	112
3.117% due 05/25/2034		2,912	2,698
6.500% due 09/25/2033		256	271
BCAP LLC Trust
2.610% due 10/26/2036		859	15
5.250% due 02/26/2036		8,604	8,583
5.250% due 04/26/2037		20,140	18,352
5.250% due 06/26/2037		4,352	4,178
5.530% due 03/26/2037		13,300	10,374
9.760% due 04/26/2037		5,646	1,001
10.903% due 06/26/2036		10,809	1,946
11.902% due 02/26/2036		3,521	1,206
BCRR Trust
5.979% due 08/17/2045		6,890	7,765
Bear Stearns Adjustable Rate Mortgage Trust
2.250% due 08/25/2035		381	355
2.400% due 10/25/2035		1,135	995
2.570% due 03/25/2035		1,797	1,761
2.658% due 08/25/2033		1,029	1,031
2.703% due 10/25/2033		54	53
2.736% due 04/25/2034		312	290
2.749% due 01/25/2035		1,334	1,203
2.805% due 08/25/2035		3,665	2,485
2.889% due 01/25/2034		812	820
2.951% due 10/25/2034		159	125
2.956% due 02/25/2034		83	78
3.078% due 03/25/2035		4,229	4,177
3.096% due 07/25/2034		265	229
3.123% due 05/25/2047		1,096	729
3.174% due 11/25/2034		19	19
3.189% due 05/25/2034		42	36
3.225% due 05/25/2034		127	124
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		75	61
0.405% due 08/25/2036		5,037	2,975
0.445% due 02/25/2034		298	133
0.925% due 09/25/2034		349	312
0.945% due 09/25/2034		2,548	2,215
2.665% due 01/25/2036 ^		3,971	1,970
2.715% due 11/25/2035 ^		366	228
2.752% due 11/25/2036		3,830	2,112
2.828% due 11/25/2036		6,352	3,402
2.879% due 09/25/2035		3,123	2,151
2.883% due 05/25/2035		7,268	6,234
2.935% due 08/25/2036 ^		36	18
4.927% due 11/25/2036		1,640	961
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		2,216	1,243
2.846% due 01/26/2036		463	276
Chase Mortgage Finance Corp.
2.769% due 07/25/2037		284	290
2.883% due 02/25/2037		841	829
2.894% due 02/25/2037		334	328
2.895% due 02/25/2037		715	670
2.934% due 03/25/2037		260	200

Chaseflex Trust
0.705% due 07/25/2037 ^	870	408
6.000% due 02/25/2037 ^	1,712	1,291
6.350% due 08/25/2037	5,795	4,132
Citicorp Mortgage Securities, Inc.
5.500% due 04/25/2037	982	958
Citigroup Commercial Mortgage Trust
4.639% due 05/15/2043	1,094	1,103
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035	1,822	1,781
2.230% due 09/25/2035	505	473
2.340% due 09/25/2035	7,359	6,491
2.513% due 11/25/2036 ^	1,936	1,183
2.644% due 08/25/2035	3,766	3,336
2.866% due 02/25/2034	497	455
5.019% due 09/25/2037 ^	13,265	8,429
5.500% due 09/25/2035	383	380
6.132% due 09/25/2037 ^	9,932	7,178
Citimortgage Alternative Loan Trust
6.000% due 10/25/2037 ^	18,594	13,536
Commercial Mortgage Asset Trust
6.975% due 01/17/2032	358	369
Countrywide Alternative Loan Trust
0.405% due 02/25/2047	554	335
0.415% due 01/25/2037 ^	662	381
0.424% due 02/20/2047	7,542	3,718
0.425% due 05/25/2047	9,168	5,222
0.435% due 11/25/2046	406	225
0.439% due 12/20/2046	11,167	6,048
0.445% due 06/25/2037	57	36
0.454% due 03/20/2046	4,634	2,320
0.454% due 07/20/2046	1,204	450
0.525% due 12/25/2035	504	333
0.525% due 02/25/2037	678	364
0.545% due 01/25/2036	10,844	6,239
0.564% due 11/20/2035	5,009	2,867
0.595% due 05/25/2037 ^	147	74
0.615% due 02/25/2037	27,500	11,437
0.695% due 09/25/2035	9,535	6,119
0.745% due 12/25/2035	12,963	7,340
0.745% due 05/25/2037 ^	3,581	1,819
1.145% due 12/25/2036 ^	14,122	7,408
1.147% due 12/25/2035	1,962	1,119
1.147% due 02/25/2036	30	19
2.900% due 02/25/2037 ^	307	203
2.996% due 06/25/2037	7,717	4,970
5.250% due 10/25/2033	3,818	3,931
5.250% due 06/25/2035	74	61
5.477% due 08/25/2036	347	349
5.500% due 11/25/2035	4,985	3,689
5.500% due 01/25/2036	1,611	1,134
5.500% due 03/25/2036	175	102
5.750% due 07/25/2035	5,300	4,014
6.000% due 04/25/2036	2,311	1,737
6.000% due 05/25/2036 ^	1,887	1,194
6.000% due 02/25/2037	3,554	2,303
6.000% due 05/25/2037	2,339	1,543
6.000% due 08/25/2037	5,647	3,965
6.250% due 11/25/2036 ^	1,804	1,408
6.500% due 06/25/2036 ^	272	154
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	9,702	5,088
0.575% due 02/25/2035	177	124
0.585% due 02/25/2035	214	151
0.585% due 06/25/2035	5,169	4,422
0.625% due 09/25/2034	17	10
0.645% due 11/25/2034	134	112
2.533% due 07/25/2034	854	769
2.595% due 02/20/2036	1,662	1,238
2.610% due 02/20/2036	1,712	1,100
2.620% due 11/25/2034	211	175
2.708% due 08/25/2034	1,302	1,015
2.744% due 09/20/2036	1,078	539
2.778% due 03/25/2037 ^	430	208
2.789% due 09/25/2034	81	52
2.882% due 02/25/2047 ^	517	279
2.902% due 08/25/2034	604	469
2.910% due 06/25/2033	945	914
2.922% due 11/19/2033	125	112
2.966% due 06/20/2035	68	49
5.000% due 11/25/2035	232	230
5.500% due 11/25/2035	511	462
5.750% due 07/25/2037	41,859	36,601
6.000% due 02/25/2036	2,294	1,810
6.000% due 05/25/2036 ^	11,988	9,551

Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032		162	121
2.459% due 06/25/2033		66	62
2.623% due 07/25/2033		10	10
2.672% due 08/25/2033		126	125
6.000% due 01/25/2036		4,870	3,622
6.500% due 04/25/2033		2	2
7.000% due 02/25/2034		560	596
Credit Suisse Mortgage Capital Certificates
0.458% due 05/15/2023 (a)		194,000	3,695
5.383% due 02/15/2040		4,455	4,899
5.467% due 09/18/2039		2,500	2,735
6.250% due 08/25/2036 ^		2,865	2,343
DECO Series
1.173% due 01/27/2020	GBP	2,604	3,557
Deutsche ALT-A Securities, Inc.
2.045% due 08/25/2035		$850	505
Downey Savings & Loan Association Mortgage Loan Trust
0.503% due 08/19/2045		58	36
2.458% due 07/19/2044		896	717
EF Hutton Trust
9.950% due 10/20/2018		26	26
EMF-NL
1.553% due 04/17/2041	EUR	7,700	7,673
1.753% due 07/17/2041		1,200	964
Eurosail PLC
1.503% due 10/17/2040		4,868	5,491
First Horizon Alternative Mortgage Securities
2.560% due 09/25/2034		$974	872
2.598% due 09/25/2035		1,651	1,203
First Horizon Asset Securities, Inc.
2.538% due 02/25/2034		1,198	1,134
2.541% due 12/25/2033		57	52
2.658% due 08/25/2035		710	586
5.397% due 11/25/2037		16,666	11,180
5.500% due 12/25/2035		8,138	7,963
First Republic Mortgage Loan Trust
0.592% due 11/15/2031		1,346	1,278
German Residential Asset Note Distributor PLC
0.981% due 07/20/2016	EUR	22,018	25,345
GMAC Commercial Mortgage Securities, Inc.
0.973% due 04/15/2034 (a)		$7,824	6
4.576% due 05/10/2040		204	207
Granite Mortgages PLC
0.966% due 07/20/2043		861	834
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^		2	2
0.515% due 11/25/2045		29	17
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		141	125
GS Mortgage Securities Corp.
2.006% due 03/06/2020		300	297
5.374% due 05/17/2045		4,600	5,047
GSR Mortgage Loan Trust
1.940% due 03/25/2033		64	62
2.558% due 06/25/2034		1,033	970
2.651% due 09/25/2035		1,921	1,878
2.655% due 09/25/2035		718	694
2.705% due 01/25/2036		16,450	13,006
2.751% due 06/25/2034		1,113	998
5.000% due 05/25/2037		1,580	1,429
5.132% due 11/25/2035		901	868
5.750% due 03/25/2036		1,711	1,486
5.750% due 01/25/2037		3,385	3,172
6.000% due 03/25/2032		15	16
6.000% due 02/25/2036		7,342	6,598
6.000% due 03/25/2037		4,852	4,252
6.000% due 05/25/2037		2,306	2,088
6.500% due 09/25/2036		1,353	1,151
Harborview Mortgage Loan Trust
0.423% due 11/19/2036		381	234
0.423% due 07/19/2046		393	217
0.423% due 11/19/2046 ^		132	60
0.433% due 01/19/2038		14,102	8,506
0.463% due 05/19/2035		1,281	807
0.483% due 06/19/2035		174	113
0.483% due 03/19/2036		5,179	2,681
0.513% due 03/19/2035		5,261	3,350
0.523% due 02/19/2036		2,449	1,344
0.553% due 11/19/2035		2,550	1,650
0.653% due 11/19/2034		1,139	663
3.026% due 05/19/2033		123	120
3.093% due 07/19/2035		917	755
Impac CMB Trust
0.905% due 03/25/2035		543	426

Impac Secured Assets CMN Owner Trust
0.595% due 05/25/2036		669	643
Indymac ARM Trust
1.750% due 01/25/2032		5	4
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046		65	39
0.445% due 11/25/2046		849	218
2.514% due 01/25/2036		1,113	693
2.668% due 12/25/2034		1,574	1,218
2.716% due 10/25/2034		4,121	3,596
5.049% due 05/25/2036		9,685	7,298
Indymac Mortgage Loan Trust
2.536% due 01/25/2036		4,144	3,189
2.780% due 12/25/2036 ^		127	82
3.146% due 06/25/2037 ^		1,698	823
JPMorgan Alternative Loan Trust
0.395% due 07/25/2036		16,626	15,535
5.500% due 11/25/2036		102	102
JPMorgan Mortgage Trust
2.365% due 11/25/2033		46	44
2.783% due 02/25/2036		38	29
2.852% due 07/25/2035		139	136
3.055% due 07/25/2035		164	157
3.246% due 05/25/2034		314	290
5.005% due 02/25/2035		1,271	1,276
5.310% due 11/25/2035		2,115	1,976
5.558% due 04/25/2036		1,123	1,016
5.750% due 01/25/2036		4,556	4,207
6.000% due 08/25/2037		52	44
6.000% due 08/25/2037 ^		12,966	10,395
6.250% due 07/25/2036		5,087	4,056
6.500% due 08/25/2036		8,580	7,128
JPMorgan Re-REMIC
2.490% due 05/27/2037		4,723	3,796
Lehman Brothers Floating Rate Commercial Mortgage Trust
0.362% due 09/15/2021		687	678
Luminent Mortgage Trust
0.415% due 12/25/2036		377	220
Mall Funding PLC
1.694% due 04/22/2017	GBP	9,526	12,812
MASTR Adjustable Rate Mortgages Trust
0.455% due 04/25/2046		$917	502
0.545% due 05/25/2047		900	158
2.540% due 05/25/2034		593	565
2.746% due 05/25/2034		359	321
MASTR Alternative Loans Trust
0.645% due 11/25/2033		56	56
MASTR Asset Securitization Trust
5.500% due 11/25/2017		19	19
5.500% due 09/25/2033		253	265
MASTR Reperforming Loan Trust
6.000% due 08/25/2034		1,162	1,137
MASTR Seasoned Securities Trust
3.799% due 10/25/2032		62	57
Mellon Residential Funding Corp.
0.682% due 12/15/2030		526	500
0.942% due 11/15/2031		419	409
Merrill Lynch Floating Trust
0.779% due 07/09/2021		3,920	3,844
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		2,412	1,772
0.495% due 08/25/2036		40	35
2.498% due 02/25/2033		59	57
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		2,700	2,190
1.089% due 11/25/2029 (a)		9,989	329
1.239% due 10/25/2035		1,545	1,348
1.986% due 10/25/2035		409	377
Morgan Stanley Capital, Inc.
5.447% due 02/12/2044		50	57
5.781% due 04/12/2049		748	769
Morgan Stanley Mortgage Loan Trust
2.394% due 06/25/2036		18,455	15,937
2.455% due 06/25/2036		146	121
2.585% due 08/25/2034		930	858
2.715% due 07/25/2035		788	564
2.883% due 07/25/2035		426	281
2.893% due 08/25/2034		108	91
6.000% due 10/25/2037 ^		7,421	4,824
Morgan Stanley Re-REMIC Trust
5.979% due 08/12/2045		900	1,024
Newgate Funding PLC
1.262% due 12/15/2050	EUR	19,000	20,182
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035		$1,853	1,280

Opteum Mortgage Acceptance Corp.
0.625% due 12/25/2035		9,000	5,436
5.675% due 12/25/2035		7,342	7,041
Permanent Master Issuer PLC
1.867% due 07/15/2042		58,600	58,930
2.057% due 07/15/2042	EUR	55,900	71,053
PHH Alternative Mortgage Trust
0.405% due 02/25/2037		$16,916	10,579
Prime Mortgage Trust
0.645% due 02/25/2019		2	2
0.645% due 02/25/2034		13	12
5.500% due 06/25/2036 ^		1,167	1,016
RBSCF Trust
6.097% due 02/16/2051		2,500	2,800
6.203% due 12/16/2049		8,000	9,129
RBSGC Mortgage Pass-Through Certificates
5.500% due 11/25/2035		40,566	28,271
RBSSP Resecuritization Trust
0.485% due 06/27/2036		6,819	3,273
0.485% due 08/27/2037		4,000	2,782
Residential Accredit Loans, Inc.
0.425% due 06/25/2046		1,242	422
0.495% due 02/25/2036 ^		675	267
0.545% due 08/25/2035		178	106
0.645% due 03/25/2033		181	164
0.645% due 10/25/2045		624	342
0.925% due 12/25/2033		400	390
3.275% due 03/25/2035		1,943	1,380
3.295% due 02/25/2035		2,888	2,176
3.923% due 01/25/2036 ^		436	249
Residential Asset Securitization Trust
0.645% due 05/25/2033		109	104
0.645% due 01/25/2046 ^		3,879	1,632
0.695% due 02/25/2034		510	486
0.945% due 10/25/2035 ^		11,438	7,285
5.500% due 09/25/2035		429	357
5.500% due 12/25/2035		874	696
5.750% due 02/25/2036 ^		137	100
5.750% due 02/25/2036		2,559	1,869
6.000% due 07/25/2037		2,908	2,108
6.250% due 07/25/2036 ^		9,598	6,707
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		50	35
3.404% due 09/25/2036 ^		120	74
3.414% due 02/25/2036		1,711	1,194
5.500% due 11/25/2035		10,673	9,242
6.000% due 10/25/2036 ^		2,797	2,338
6.500% due 03/25/2032		39	41
Salomon Brothers Mortgage Securities, Inc.
0.745% due 05/25/2032		184	164
Sequoia Mortgage Trust
0.965% due 11/22/2024		268	246
Structured Adjustable Rate Mortgage Loan Trust
0.565% due 10/25/2035		1,816	1,100
1.547% due 01/25/2035		47	28
2.736% due 07/25/2034		1,449	1,355
2.740% due 02/25/2034		80	78
2.742% due 08/25/2035		74	59
2.751% due 09/25/2034		195	188
2.758% due 01/25/2035		381	271
2.804% due 05/25/2034		1,065	994
2.818% due 04/25/2034		165	147
5.334% due 04/25/2036 ^		2,245	1,497
Structured Asset Mortgage Investments, Inc.
0.435% due 07/25/2046		216	119
0.455% due 04/25/2036		664	375
0.455% due 08/25/2036		806	445
0.455% due 05/25/2046		469	218
0.493% due 07/19/2035		1,524	1,327
0.525% due 02/25/2036		748	411
0.545% due 08/25/2036		1,000	197
0.823% due 07/19/2034		43	40
0.943% due 03/19/2034		13	11
Structured Asset Securities Corp.
2.539% due 02/25/2032		10	10
2.601% due 01/25/2032		226	168
2.712% due 06/25/2033		82	77
2.797% due 10/28/2035		487	387
4.740% due 12/25/2034		765	776
5.381% due 03/25/2033		190	189
5.500% due 09/25/2035		7,957	7,467
Thornburg Mortgage Securities Trust
1.495% due 06/25/2037		16,171	13,538
5.750% due 06/25/2037		93,924	82,985
TIAA Seasoned Commercial Mortgage Trust
5.620% due 08/15/2039		1,800	1,891

UBS-Citigroup Commercial Mortgage Trust
2.718% due 01/10/2045 (a)	42,783	6,045
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	103	100
5.275% due 11/15/2048	127	128
5.572% due 10/15/2048	1,700	1,891
Wachovia Mortgage Loan Trust LLC
5.359% due 10/20/2035	7,195	6,817
5.790% due 03/20/2037	1,447	1,167
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	1,809	1,465
0.505% due 11/25/2045	91	72
0.515% due 12/25/2045	2,682	2,135
0.535% due 07/25/2045	255	208
0.535% due 10/25/2045	3,731	3,007
0.548% due 11/25/2034	2,909	2,418
0.555% due 01/25/2045	5,008	4,186
0.565% due 07/25/2045	29	24
0.565% due 08/25/2045	1,749	1,438
0.858% due 02/25/2047	217	131
0.897% due 06/25/2047	607	183
0.898% due 01/25/2047	430	287
0.918% due 04/25/2047	139	99
0.968% due 12/25/2046	680	490
0.978% due 12/25/2046	5,732	3,413
1.038% due 10/25/2046	54,422	34,290
1.127% due 06/25/2046	967	722
1.147% due 02/25/2046	89	69
1.158% due 08/25/2046	6,443	4,149
1.347% due 11/25/2042	40	35
1.547% due 06/25/2042	978	797
1.547% due 08/25/2042	428	346
2.120% due 03/25/2033	205	202
2.160% due 01/25/2037	881	592
2.295% due 12/25/2032	9,624	9,414
2.390% due 02/27/2034	627	627
2.453% due 06/25/2033	437	442
2.466% due 01/25/2036	3,560	2,939
2.472% due 03/25/2036	1,646	1,240
2.475% due 10/25/2034	899	876
2.483% due 03/25/2035	1,088	976
2.546% due 09/25/2033	84	85
2.552% due 02/25/2037 ^	857	554
2.640% due 08/25/2046	7,786	5,504
2.640% due 09/25/2046	507	388
2.640% due 10/25/2046	434	326
2.640% due 11/25/2046	1,023	767
2.713% due 02/25/2037	802	589
3.909% due 07/25/2037 ^	1,209	764
4.980% due 03/25/2037	125,745	91,932
5.056% due 06/25/2037	5,798	4,093
5.178% due 02/25/2037	309	218
5.325% due 04/25/2037	115,433	97,378
5.711% due 10/25/2036	141	103
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.945% due 01/25/2036 ^	13,372	7,185
1.092% due 07/25/2046 ^	166	62
5.750% due 01/25/2036	11,633	8,715
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033	26	23
Wells Fargo Alternative Loan Trust
0.595% due 06/25/2037 ^	8,164	3,613
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035	451	430
2.615% due 12/25/2034	16	16
2.616% due 03/25/2035	956	864
2.622% due 03/25/2036	6,475	5,562
2.623% due 05/25/2036 ^	1,343	1,028
2.627% due 06/25/2035	828	831
2.628% due 06/25/2035	744	746
2.629% due 07/25/2036	8,025	6,076
2.649% due 09/25/2034	3,323	2,841
2.651% due 02/25/2034	1,015	957
2.659% due 04/25/2036	5,131	4,225
2.659% due 04/25/2036 ^	227	174
2.666% due 03/25/2035	5,403	5,250
2.666% due 04/25/2036	1,677	1,371
2.681% due 10/25/2033	1,286	1,284
4.610% due 09/25/2033	1,840	1,880
4.627% due 01/25/2034	102	104
4.694% due 12/25/2033	13	13
5.016% due 04/25/2035	198	199
5.610% due 04/25/2036	1,026	974
6.000% due 03/25/2037 ^	7,688	7,108
6.000% due 04/25/2037	6,992	6,281
6.000% due 07/25/2037	3,654	3,319

Windermere CMBS PLC
0.864% due 08/22/2016	EUR	7,253	8,671

Total Mortgage-Backed Securities (Cost $1,535,101)			1,534,534

ASSET-BACKED SECURITIES 5.5%
Access Group, Inc.
1.766% due 10/27/2025		$5,702	5,741
Aircraft Certificate Owner Trust
6.455% due 09/20/2022		898	898
7.001% due 09/20/2022		9,100	8,912
Ameriquest Mortgage Securities, Inc.
4.977% due 11/25/2035		683	683
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		6	5
0.945% due 10/25/2031		910	686
ARES CLO Ltd.
0.736% due 04/20/2017		1,067	1,059
Argent Securities, Inc.
0.445% due 10/25/2035		42	40
1.065% due 02/25/2034		2,395	1,803
Asset-Backed Funding Certificates
0.595% due 06/25/2034		1,135	849
1.370% due 12/25/2032		1,264	1,116
Bayview Financial Acquisition Trust
5.638% due 11/28/2036		810	748
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1	1
0.315% due 12/25/2036		24	22
0.365% due 05/25/2037		3,970	3,403
0.445% due 04/25/2037		4,400	2,896
1.245% due 10/25/2037		1,123	712
1.245% due 11/25/2042		17	14
1.495% due 08/25/2037		8,100	5,172
5.500% due 08/25/2036		2,329	1,651
Bear Stearns Second Lien Trust
0.465% due 12/25/2036		374	370
BlackRock Senior Income Series Corp.
0.706% due 04/20/2019		3,089	2,931
Carrington Mortgage Loan Trust
0.295% due 12/25/2036		16	13
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		32	31
0.305% due 07/25/2045		93	61
0.385% due 08/25/2036		10,123	4,551
0.405% due 09/25/2036		28,621	11,946
0.405% due 12/25/2036		4,675	1,739
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031		19,885	20,342
Countrywide Asset-Backed Certificates
0.345% due 09/25/2037		4	4
0.375% due 06/25/2047		1,624	1,539
0.385% due 08/25/2037		30,500	14,898
0.395% due 01/25/2037		13,282	10,018
0.395% due 10/25/2046		9,039	6,477
0.395% due 12/25/2046		16,559	12,529
0.395% due 04/25/2047		20,050	10,697
0.395% due 06/25/2047		26,300	14,599
0.425% due 08/25/2036		2,954	2,708
0.435% due 06/25/2047		19,400	10,341
0.505% due 05/25/2036		2,347	2,258
0.545% due 06/25/2036		4,600	2,072
0.585% due 04/25/2036		4,500	2,749
0.585% due 12/25/2036		714	297
0.595% due 05/25/2036		8,700	5,851
0.725% due 12/25/2031		2	1
0.745% due 08/25/2047		18,676	16,796
0.845% due 07/25/2035		9,000	6,679
5.683% due 10/25/2046		2,735	2,738
5.689% due 10/25/2046		4,670	3,074
5.714% due 04/25/2047		10,000	4,252
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		9	7
Credit-Based Asset Servicing and Securitization LLC
5.122% due 03/25/2037		10,290	3,458
5.273% due 01/25/2037		1,924	695
5.844% due 04/25/2037		83	82
6.280% due 05/25/2035		2,119	1,862
Cumberland CLO Ltd.
0.716% due 11/10/2019		8,965	8,809
Delta Funding Home Equity Loan Trust
7.030% due 08/15/2030		402	392
7.790% due 05/25/2030		1,130	1,200
Denali Capital CLO Ltd.
0.838% due 08/23/2016		760	757

Denver Arena Trust
6.940% due 11/15/2019		62	64
Fairbanks Capital Mortgage Loan Trust
1.445% due 05/25/2028		47	41
First NLC Trust
0.315% due 08/25/2037		30	9
Galaxy CLO Ltd.
0.706% due 04/25/2019		5,819	5,553
GSAA Trust
4.999% due 09/25/2035		1,292	1,242
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032		86	86
Harbourmaster CLO Ltd.
0.922% due 06/15/2020	EUR	3,760	4,597
Home Equity Mortgage Trust
5.367% due 07/25/2036		$379	104
HSBC Home Equity Loan Trust
0.444% due 03/20/2036		3,200	2,939
0.534% due 01/20/2034		4,527	4,161
0.554% due 01/20/2035		39	36
5.690% due 07/20/2036		296	298
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		10	4
Hudson Straits CLO Ltd.
0.847% due 10/15/2016		379	378
Indymac Residential Asset-Backed Trust
0.405% due 07/25/2037		6,294	3,436
IXIS Real Estate Capital Trust
0.475% due 01/25/2037		6,568	1,907
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		59	50
0.325% due 08/25/2036		4	1
0.385% due 10/25/2036		14,500	6,343
0.435% due 05/25/2035		1,429	1,280
5.830% due 07/25/2036		7,410	3,814
Lehman XS Trust
0.395% due 04/25/2037		144	89
0.505% due 05/25/2046 ^		50,715	10,083
Long Beach Mortgage Loan Trust
0.405% due 09/25/2036		3,280	949
0.545% due 02/25/2036		2,890	914
0.585% due 01/25/2046		5,000	2,029
0.805% due 10/25/2034		629	519
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036		106	38
0.505% due 06/25/2036		14,451	3,983
Merit Securities Corp.
6.690% due 07/28/2033		1,528	1,640
Merrill Lynch First Franklin Mortgage Loan Trust
0.495% due 04/25/2037		12,104	5,390
Merrill Lynch Mortgage Investors, Inc.
5.450% due 02/25/2037 ^		1,936	415
Morgan Stanley ABS Capital
0.385% due 11/25/2036		17,570	6,821
0.395% due 09/25/2036		10,700	3,309
0.485% due 06/25/2036		2,000	735
0.585% due 03/25/2037		4,000	1,405
1.295% due 09/25/2033		2,662	2,079
Mountain View Funding CLO
0.727% due 04/15/2019		1,984	1,931
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019		3,700	3,582
Nationstar Home Mortgage LLC
3.745% due 07/25/2034 ^		32	4
Octagon Investment Partners Ltd.
0.767% due 11/28/2018		4,778	4,639
0.827% due 12/02/2016		1,003	995
Olympic CLO Ltd.
0.947% due 05/15/2016		38	38
Option One Mortgage Loan Trust
0.375% due 07/25/2037		1,900	825
5.599% due 01/25/2037 ^		7,416	7,005
Ownit Mortgage Loan Asset-Backed Certificates
0.395% due 05/25/2037		4,178	1,995
5.290% due 12/25/2036		1,348	597
Pacifica CDO Ltd.
0.726% due 01/26/2020		4,973	4,753
0.817% due 02/15/2017		4,907	4,863
0.858% due 05/13/2016		1,058	1,045
Panhandle-Plains Higher Education Authority, Inc.
0.961% due 10/01/2018		7,004	6,995
1.591% due 10/01/2035		9,962	10,123
Park Place Securities, Inc.
0.505% due 09/25/2035		46	43
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		35,309	35,234

RAAC Series
0.545% due 06/25/2044		1,599	1,169
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033		38	33
4.645% due 09/25/2037		7,917	4,288
Residential Asset Mortgage Products, Inc.
0.445% due 03/25/2036		18,140	15,728
0.805% due 06/25/2032		8	6
Residential Asset Securities Corp.
0.425% due 04/25/2036		3,806	2,983
0.495% due 04/25/2037		12,000	6,181
1.070% due 07/25/2034		1,155	745
5.010% due 04/25/2033		4,101	3,887
6.228% due 04/25/2032		731	751
7.279% due 04/25/2032		637	612
Restructured Asset Securities
4.000% due 12/15/2030		1,173	1,168
Securitized Asset-Backed Receivables LLC
1.010% due 02/25/2034		3,678	2,822
SLC Student Loan Trust
4.750% due 06/15/2033		3,669	3,526
SLM Student Loan Trust
0.466% due 07/25/2017		961	958
0.922% due 12/15/2023	EUR	18,778	22,247
0.932% due 09/15/2021		5,187	6,420
1.766% due 01/25/2018		$3,525	3,605
1.966% due 04/25/2023		17,601	18,195
3.492% due 05/16/2044		4,311	4,473
3.500% due 08/17/2043		4,370	4,299
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		165	45
0.445% due 01/25/2037		30,880	12,254
0.525% due 10/25/2036		12,165	5,000
Specialty Underwriting & Residential Finance
0.395% due 09/25/2037		6,700	2,093
Structured Asset Investment Loan Trust
0.605% due 10/25/2035		24,961	20,502
1.370% due 07/25/2033		1,962	1,548
Structured Asset Securities Corp.
0.825% due 01/25/2033		9	7
4.440% due 02/25/2035		34	35
Talon Funding Ltd.
0.958% due 06/05/2035		8,557	5,613
Terwin Mortgage Trust
1.185% due 12/25/2034		135	110
4.572% due 09/25/2036		399	380
4.650% due 07/25/2036		37	37
4.849% due 08/25/2036		421	417
Triaxx Prime CDO
0.505% due 10/02/2039		270,130	215,135
WaMu Asset-Backed Certificates
0.395% due 01/25/2037		9,904	3,787

Total Asset-Backed Securities (Cost $756,726)			758,701

SOVEREIGN ISSUES 8.2%
Australia Government Bond
5.500% due 12/15/2013	AUD	201,800	215,516
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	2,867	1,444
10.000% due 01/01/2014		8,631	4,415
10.000% due 01/01/2017		111,471	56,989
Canada Government Bond
1.500% due 12/01/2012	CAD	166,400	163,795
1.750% due 03/01/2013		12,600	12,440
2.750% due 09/01/2016		164,100	171,083
3.250% due 06/01/2021		42,800	47,656
Mexico Government International Bond
6.500% due 06/10/2021	MXN	596,700	48,603
10.000% due 12/05/2024		1,157,670	121,815
Province of Ontario
2.450% due 06/29/2022		$64,700	64,058
Province of Quebec
2.750% due 08/25/2021		58,500	60,682
3.500% due 12/01/2022	CAD	33,000	34,129
5.000% due 12/01/2041		5,000	6,217
Qatar Government International Bond
5.250% due 01/20/2020		$25,900	29,992
Russia Government International Bond
4.500% due 04/04/2022		56,000	58,806
State of North Rhine-Westphalia
1.625% due 09/17/2014		500	505

Vnesheconombank Via VEB Finance PLC
6.025% due 07/05/2022 (b)	36,500	36,615

Total Sovereign Issues (Cost $1,130,879)		1,134,760

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.2%
UTILITIES 0.2%
PPL Corp.
9.500% due 07/01/2013	488,400	25,836

Total Convertible Preferred Securities (Cost $24,834)		25,836

PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Citigroup, Inc.
6.150% due 12/15/2012	465,000	1,739

Total Preferred Securities (Cost $1,685)		1,739

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 7.0%
CERTIFICATES OF DEPOSIT 0.5%
Banco do Brasil S.A.
2.556% due 02/14/2014	$75,950	75,902

REPURCHASE AGREEMENTS 4.0%
Banc of America Securities LLC
0.170% due 07/02/2012	78,100	78,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $79,715. Repurchase proceeds are $78,101)
0.190% due 07/02/2012	29,500	29,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $30,178. Repurchase proceeds are $29,500)
0.200% due 07/02/2012	16,600	16,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.875% due 02/28/2017 valued at $17,003. Repurchase proceeds are $16,600)
Bank of Nova Scotia
0.200% due 07/02/2012	100,000	100,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $102,084. Repurchase proceeds are $100,002.)
Citigroup Global Markets, Inc.
0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	11,000	11,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.250% due 11/15/2040 valued at $5,599 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $5,617. Repurchase proceeds are $11,000)
0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $5,617. Repurchase proceeds are $5,500)
RBC Capital Markets LLC
0.190% due 07/02/2012	100,000	100,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $102,118. Repurchase proceeds are $100,002)
0.200% due 07/02/2012	100,000	100,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $102,118. Repurchase proceeds are $100,002)
RBS Securities, Inc.
0.210% due 07/02/2012	50,000	50,000
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $50,999. Repurchase proceeds are $50,001.)
Royal Bank of Scotland Group PLC
0.200% due 07/02/2012	50,000	50,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $51,030. Repurchase proceeds are $50,001.)

		551,700

U.S. TREASURY BILLS 0.0%
0.196% due 05/02/2013 - 06/27/2013 (c)(h)(i)	2,395	2,390

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (g) 2.5%
PIMCO Short-Term Floating NAV Portfolio	34,736,793	348,063

Total Short-Term Instruments (Cost $978,138)		978,055

PURCHASED OPTIONS (n) 0.8%
(Cost $240,348)	106,775

Total Investments 121.4% (Cost $16,515,990)	$16,866,211
Written Options (o) (0.6%) (Premiums $53,869)	(76,479)
Other Assets and Liabilities (Net) (20.8%)	(2,898,628)

Net Assets 100.0%	$13,891,104

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Affiliated to the Fund.

(h)	Securities with an aggregate market value of $1,657 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(i)	Securities with an aggregate market value of $27,052 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(j)	On June 30, 2012, securities valued at $596,640 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(0.750%)	06/20/2012	06/19/2014	$2,031	$(2,031)
BSN	0.250%	06/25/2012	07/23/2012	141,646	(141,652)
JPS	0.210%	05/31/2012	07/02/2012	118,537	(118,559)
	0.250%	06/15/2012	09/27/2012	204,875	(204,898)
RDR	0.220%	06/21/2012	07/19/2012	48,094	(48,097)
	0.260%	06/27/2012	07/02/2012	87,829	(87,831)

					$(603,068)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,623,220 at a weighted average interest rate of 0.177%.

(k)	Securities with an aggregate market value of $24,321 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	2,422	$12,766
Japan Government 10-Year Bond September Futures	Short	09/2012	56	(287)
U.S. Treasury 5-Year Note September Futures	Short	09/2012	1,272	(419)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	2,540	262
U.S. Treasury Ultra Long-Term Bond September Futures	Short	09/2012	1,246	1,985

				$14,307

(l)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $283,745 and cash of $11 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.HY-12 5-Year Index	(5.000%	)	06/20/2014	$173,160	$(6,431)	$(4,591)
CDX.HY-13 5-Year Index	(5.000%	)	12/20/2014	114,000	(4,144)	(4,714)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	174,816	(4,410)	(7,033)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	598,656	(8,949)	(35,905)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	235,200	5,268	(10,828)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	247,302	8,475	(2,068)
CDX.IG-12 5-Year Index	(1.000%	)	06/20/2014	71,732	(651)	(650)
CDX.IG-13 5-Year Index	(1.000%	)	12/20/2014	484,000	(4,499)	(4,186)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015	195,100	(1,601)	(1,911)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	641,700	(3,783)	(7,289)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	143,900	798	1,552

					$(19,927)	$(77,623)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	133,900	$938	$1,367
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		17,100	501	492
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		34,200	219	192
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		17,100	(102)	(30)
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		30,900	(78)	53
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$1,307,300	(14,675)	(4,703)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016		1,416,700	(26,950)	(11,846)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		1,837,100	(49,053)	(26,174)
Pay	3-Month USD-LIBOR	2.250%	06/20/2022		79,600	3,602	234
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		246,300	(15,700)	(14,501)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		186,700	(10,017)	(10,792)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	185,200	(806)	(1,755)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		219,200	3,566	2,826
Receive	6-Month EUR-EURIBOR	2.100%	06/18/2022	EUR	158,500	(2,134)	(2,134)
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2032		229,700	(8,025)	(63)
Receive	6-Month EUR-EURIBOR	3.250%	12/20/2040		212,800	(16,450)	(2,577)
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040		37,900	(2,617)	(332)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		304,600	(15,354)	(2,590)
Receive	6-Month EUR-EURIBOR	2.000%	09/19/2042		66,600	5,907	5,515
Receive	6-Month JPY-LIBOR	0.350%	06/20/2014	JPY	275,690,000	(1,094)	(979)
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041		19,810,000	(15,927)	3,228

						$(164,249)	$(64,569)

(m)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (2)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid	Unrealized (Depreciation)
Race Point CLO 03-Month USD-LIBOR plus 1.650% due 04/15/2020	RYL	(1.950%	)	04/15/2020	$3,000	$688	$915	$(227)

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.887%		$18,300	$1,276	$497	$779
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.887%		11,300	788	292	496
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.579%		9,600	247	46	201
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.869%		16,600	(105)	(129)	24
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.833%		17,600	(135)	(149)	14
Avnet, Inc.	DUB	(1.000%	)	09/20/2016	1.709%		1,450	41	27	14
Black & Decker Corp.	BOA	(2.250%	)	06/20/2014	0.168%		4,600	(193)	0	(193)
BNP Paribas S.A.	BRC	(1.000%	)	06/20/2017	2.475%	EUR	3,100	258	325	(67)
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.440%		14,800	1,152	675	477
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	2.475%		18,300	1,527	1,915	(388)
BNP Paribas S.A.	JPM	(0.660%	)	03/20/2014	1.824%		$10,000	195	0	195
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.440%	EUR	21,000	1,636	939	697
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	2.475%		9,800	818	1,028	(210)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.881%		$18,600	(87)	(17)	(70)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.983%		14,400	(15)	66	(81)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.983%		17,400	(18)	118	(136)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.003%		33,200	(7)	(178)	171
CBS Corp.	BRC	(1.000%	)	06/20/2019	1.344%		5,000	109	456	(347)
Centex Corp.	BPS	(1.000%	)	06/20/2016	2.007%		4,800	180	48	132
Centex Corp.	GST	(1.000%	)	06/20/2014	1.437%		1,000	9	14	(5)
Cigna Corp.	JPM	(1.000%	)	06/20/2019	1.125%		6,500	51	296	(245)
Citigroup, Inc.	BOA	(1.000%	)	12/20/2016	2.404%		24,300	1,404	1,623	(219)
Citigroup, Inc.	JPM	(1.000%	)	03/20/2017	2.441%		23,600	1,467	1,640	(173)
Con-way, Inc.	JPM	(3.750%	)	03/20/2018	2.435%		2,500	(174)	0	(174)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.437%		32,900	(871)	(840)	(31)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.639%		17,700	(524)	(569)	45
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.617%		8,100	(161)	(165)	4
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.617%		9,800	(194)	(199)	5
Credit Agricole S.A.	DUB	(1.000%	)	06/20/2021	3.196%	EUR	8,000	1,525	443	1,082
D.R. Horton, Inc.	BPS	(1.000%	)	06/20/2013	0.489%		$10,900	(59)	155	(214)
D.R. Horton, Inc.	BPS	(1.000%	)	03/20/2016	1.475%		2,500	42	162	(120)
D.R. Horton, Inc.	DUB	(1.000%	)	06/20/2016	1.541%		4,330	88	248	(160)
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.874%		17,400	572	481	91
DDR Corp.	GST	(1.000%	)	06/20/2016	1.874%		17,300	568	502	66
Deluxe Corp.	DUB	(1.000%	)	12/20/2014	2.734%		6,900	283	639	(356)
Devon Energy Corp.	BRC	(1.050%	)	03/20/2014	0.373%		20,000	(241)	0	(241)
Embarq Corp.	BRC	(1.000%	)	06/20/2013	0.379%		500	(3)	(9)	6
Embarq Corp.	DUB	(1.000%	)	06/20/2013	0.379%		200	(2)	(4)	2
Embarq Corp.	DUB	(1.000%	)	06/20/2016	1.279%		10,700	112	(187)	299
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.226%		17,900	312	375	(63)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.515%		14,600	299	207	92
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.515%		55,100	1,129	790	339
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.869%	EUR	17,200	2,303	1,571	732
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.869%		18,000	2,410	1,343	1,067
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.197%		$17,200	(586)	(401)	(185)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.714%		17,200	(209)	(305)	96
HCA, Inc.	JPM	(5.000%	)	03/20/2014	2.082%		5,000	(256)	(224)	(32)
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.458%		16,900	(388)	(317)	(71)

Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.792%		17,900	(306)	(44)	(262)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.802%		17,200	(287)	(72)	(215)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.550%		25,300	(563)	(701)	138
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.492%		7,900	(180)	(161)	(19)
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.317%		17,200	(498)	(523)	25
HSBC Bank PLC	JPM	(1.000%	)	09/20/2016	1.125%	EUR	10,000	61	121	(60)
HSBC Bank PLC	MYC	(1.000%	)	09/20/2016	1.125%		14,600	88	217	(129)
Ingersoll-Rand Co.	BRC	(0.400%	)	09/20/2013	0.133%		$1,200	(4)	0	(4)
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.461%		17,200	(393)	(523)	130
Intesa Sanpaolo SpA	BPS	(1.000%	)	12/20/2016	4.667%	EUR	24,700	4,321	3,928	393
Intesa Sanpaolo SpA	BRC	(3.000%	)	12/20/2016	4.667%		17,300	1,357	869	488
Intesa Sanpaolo SpA	BRC	(1.000%	)	09/20/2021	4.915%		21,700	6,694	4,482	2,212
Intesa Sanpaolo SpA	CBK	(1.000%	)	09/20/2021	4.915%		43,200	13,327	7,117	6,210
Intesa Sanpaolo SpA	FBF	(1.000%	)	09/20/2016	4.625%		$21,100	2,771	1,367	1,404
JC Penney Corp., Inc.	BOA	(1.000%	)	09/20/2012	2.221%		7,700	19	(25)	44
JC Penney Corp., Inc.	GST	(1.000%	)	09/20/2012	2.221%		4,400	11	19	(8)
Jones Group, Inc.	BRC	(5.000%	)	06/20/2014	2.574%		15,000	(725)	(153)	(572)
KB Home	BPS	(1.000%	)	03/20/2015	4.688%		1,200	111	50	61
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	1.184%		18,800	128	(63)	191
Kimco Realty Corp.	SOG	(1.000%	)	06/20/2016	1.184%		3,800	25	(15)	40
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.449%		17,300	292	(191)	483
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.023%		33,300	23	(115)	138
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	2.256%		33,000	1,825	1,738	87
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	2.256%		6,600	365	370	(5)
Lloyds Banking Group PLC	MYC	(3.000%	)	06/20/2020	5.704%	EUR	10,000	2,017	(190)	2,207
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.766%		$9,700	(114)	(188)	74
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.646%		17,700	(266)	(538)	272
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.766%		23,700	(277)	(435)	158
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.378%		121,700	2,042	842	1,200
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.442%		15,200	314	7	307
Macy’s Retail Holdings, Inc.	DUB	(1.000%	)	03/20/2013	0.334%		9,200	(47)	63	(110)
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.307%		7,900	102	93	9
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.378%		17,100	287	249	38
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.442%		16,600	343	81	262
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.858%		17,900	(99)	(119)	20
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.951%		30,200	(72)	487	(559)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	1.072%		65,700	193	(269)	462
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	1.123%		31,200	174	(261)	435
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.951%		6,700	(16)	165	(181)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	1.072%		16,900	49	(123)	172
Marsh & McLennan Cos., Inc.	DUB	(1.000%	)	09/20/2015	0.451%		2,000	(35)	(46)	11
Masco Corp.	GST	(1.000%	)	03/20/2017	2.957%		2,500	211	224	(13)
Masco Corp.	JPM	(1.000%	)	06/20/2015	2.028%		3,000	88	139	(51)
Masco Corp.	UAG	(4.650%	)	12/20/2016	2.886%		5,000	(373)	0	(373)
McKesson Corp.	BOA	(0.640%	)	03/20/2019	0.486%		5,000	(51)	0	(51)
Merrill Lynch & Co., Inc.	MYC	(1.000%	)	06/20/2021	2.899%		20,000	2,689	874	1,815
New York Times Co.	BRC	(1.000%	)	03/20/2015	1.578%		2,000	30	115	(85)
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.306%		9,500	129	14	115
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.899%		6,800	(31)	(20)	(11)
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.899%		10,300	(46)	(30)	(16)
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.500%		23,700	(586)	(749)	163
Office Depot, Inc.	BOA	(5.000%	)	09/20/2013	2.032%		6,500	(245)	(117)	(128)
Office Depot, Inc.	DUB	(5.000%	)	09/20/2013	2.032%		2,000	(75)	(47)	(28)
Pactiv LLC	MYC	(5.000%	)	06/20/2017	6.327%		5,000	261	(328)	589
Pearson Dollar Finance PLC	BRC	(0.770%	)	06/20/2018	0.627%		6,000	(51)	0	(51)
Pearson Dollar Finance PLC	DUB	(1.000%	)	06/20/2018	0.627%		19,925	(436)	(268)	(168)
PulteGroup, Inc.	BPS	(1.000%	)	03/20/2015	2.427%		4,800	178	314	(136)
Rabobank Group	BRC	(1.000%	)	03/20/2017	1.173%	EUR	12,700	120	272	(152)
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.173%		16,500	155	228	(73)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.476%		$15,900	(411)	(502)	91
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.407%		17,700	(444)	(511)	67
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.476%		23,300	(603)	(748)	145
Rohm & Haas Co.	BOA	(1.000%	)	09/20/2017	0.550%		1,000	(23)	(11)	(12)
Royal Bank of Scotland Group PLC	SOG	(3.000%	)	03/20/2015	5.135%		4,500	238	(9)	247
RPM International, Inc.	GST	(1.000%	)	03/20/2018	1.318%		4,000	68	59	9
RR Donnelley & Sons Co.	DUB	(1.000%	)	06/20/2014	3.879%		600	32	35	(3)
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.377%		34,900	464	285	179
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.503%		17,700	356	103	253
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.503%		17,800	357	103	254
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.444%		7,600	127	62	65
Ryland Group, Inc.	DUB	(1.000%	)	03/20/2015	1.736%		4,800	93	216	(123)
Sara Lee Corp.	BPS	(0.640%	)	09/20/2013	0.265%		1,200	(6)	0	(6)
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.334%		16,100	(219)	0	(219)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.275%		17,700	171	231	(60)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.323%	EUR	9,300	174	298	(124)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.323%		7,600	142	265	(123)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.323%		7,900	149	276	(127)
Staples, Inc.	BOA	(3.750%	)	03/20/2014	1.261%		$6,000	(263)	0	(263)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(5.000%	)	03/20/2013	0.389%		2,000	(71)	(97)	26
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.361%		9,600	154	46	108
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.361%		17,000	272	81	191
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	1.139%		10,900	51	71	(20)
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.361%		7,000	113	44	69
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.724%		51,300	2,049	943	1,106
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.724%		17,900	714	300	414
Talisman Energy, Inc.	BOA	(1.000%	)	06/20/2019	2.247%		4,000	307	48	259
Target Corp.	BOA	(1.000%	)	09/20/2016	0.393%		16,900	(435)	(360)	(75)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.444%		82,300	(2,156)	(1,987)	(169)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.465%		18,700	(495)	(552)	57
Target Corp.	FBF	(1.000%	)	06/20/2017	0.465%		16,600	(439)	(486)	47
Target Corp.	JPM	(1.000%	)	09/20/2016	0.393%		24,000	(617)	(535)	(82)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.374%		18,500	(463)	(421)	(42)
Tate & Lyle International Finance PLC	BRC	(1.150%	)	06/20/2016	0.598%		1,400	(31)	0	(31)
Toll Brothers Finance Corp.	BPS	(1.000%	)	12/20/2017	1.610%		2,000	62	109	(47)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.710%		29,300	3,672	2,138	1,534
Turkey Government International Bond	CBK	(1.000%	)	06/20/2021	2.722%		18,700	2,411	1,406	1,005
Turkey Government International Bond	FBF	(1.000%	)	06/20/2021	2.722%		3,200	413	243	170
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.342%		17,200	(479)	(505)	26
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.341%		17,200	(480)	(505)	25
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.610%		9,800	(314)	(323)	9
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.450%		31,500	(857)	(987)	130
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.649%		17,700	(511)	(523)	12
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.657%		17,300	(499)	(399)	(100)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.852%		40,400	(261)	427	(688)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.894%		15,500	(77)	349	(426)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.852%		55,400	(358)	625	(983)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.894%		15,500	(77)	385	(462)
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.852%		25,000	(162)	368	(530)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.894%		21,000	(104)	527	(631)
Whirlpool Corp.	CBK	(1.000%	)	06/20/2014	1.059%		5,000	4	354	(350)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.270%		17,200	184	416	(232)
WPP PLC	DUB	(1.000%	)	06/20/2014	0.712%		18,751	(112)	(237)	125
Wyeth LLC	BRC	(0.390%	)	09/20/2013	0.046%		1,000	(4)	0	(4)

								$53,403	$32,474	$20,929

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AES Corp.	CBK	5.000%	09/20/2016	3.096%		$2,400	$183	$136	$47
AES Corp.	MYC	5.000%	09/20/2016	3.096%		5,000	381	283	98
Ally Financial, Inc.	DUB	5.000%	12/20/2020	4.003%		34,600	2,150	1,502	648
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%	EUR	4,300	22	(647)	669
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.859%		$36,100	(2,484)	(1,547)	(937)
Brazil Government International Bond	CBK	1.000%	09/20/2021	1.859%		14,800	(1,019)	(636)	(383)
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.859%		4,000	(275)	(172)	(103)
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.859%		24,200	(1,665)	(1,039)	(626)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.859%		34,300	(2,360)	(1,532)	(828)
Brazil Government International Bond	RYL	1.000%	09/20/2021	1.859%		9,000	(620)	(376)	(244)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		2,100	(2)	(100)	98
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		3,100	(3)	(157)	154
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		4,100	(3)	(204)	201
DISH DBS Corp.	CBK	5.000%	09/20/2021	4.268%		7,500	385	647	(262)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%		2,000	(4)	(6)	2
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%		2,000	(7)	(15)	8
Ensco PLC	FBF	1.000%	03/20/2014	0.633%		29,300	195	(218)	413
Qatar Government International Bond	HUS	1.000%	03/20/2016	1.030%		2,000	(2)	(1)	(1)
Qatar Government International Bond	HUS	1.000%	06/20/2016	1.070%		1,000	(2)	(7)	5
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%		1,500	(1)	(6)	5
Qatar Government International Bond	MYC	1.000%	06/20/2016	1.070%		1,000	(2)	(7)	5

							$(5,133)	$(4,102)	$(1,031)

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	331,300	$11,140	$2,612	$8,528
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		25,600	377	(448)	825
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		125,700	17,296	16,936	360
iTraxx Europe 16 Index	DUB	(1.000%	)	12/20/2016		35,300	1,235	1,585	(350)
iTraxx Europe 16 Index	JPM	(1.000%	)	12/20/2016		81,200	2,842	1,798	1,044
iTraxx Europe 16 Index	MYC	(1.000%	)	12/20/2016		47,300	1,656	2,289	(633)
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		194,500	7,337	2,155	5,182
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		136,600	5,152	1,439	3,713
iTraxx Europe Senior Financials 16 Index	JPM	(1.000%	)	12/20/2016		41,500	3,621	2,312	1,309
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		96,700	8,672	4,949	3,723
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	1,320,000	389	687	(298)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		670,000	198	349	(151)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		1,340,000	394	689	(295)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		1,350,000	398	703	(305)

							$60,707	$38,055	$22,652

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$15,466	$(1,463)	$(2,242)	$779
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045	23,874	(2,259)	(3,462)	1,203

					$(3,722)	$(5,704)	$1,982

(2)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Cross-Currency Swaps

Receive	Pay	Maturity Date (7)	Counterparty	Notional Amount of Currency Received	Notional Amount of Currency Delivered		Market Value	Premiums Paid	Unrealized Appreciation
Floating rate equal to 3-Month USD-LIBOR based on the notional amount of currency delivered	Floating rate equal to 3-Month EUR-EURIBOR less 0.240% based on the notional amount of currency received	12/10/2012	DUB	$26,751	EUR	19,700	$1,791	$506	$1,285

(7)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	2,097,700	$1,009	$0	$1,009
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		2,085,100	1,020	0	1,020
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		4,069,900	2,250	0	2,250
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		4,069,900	(2,779)	0	(2,779)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		2,085,100	(1,407)	0	(1,407)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		2,097,700	(1,065)	0	(1,065)
Receive	1-Year BRL-CDI	8.290%	01/02/2014	UAG	BRL	1,229,800	(3,129)	49	(3,178)
Pay	1-Year BRL-CDI	9.880%	01/02/2015	BOA		222,300	3,264	0	3,264
Pay	1-Year BRL-CDI	9.890%	01/02/2015	BOA		2,100	31	0	31
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC		1,006,500	15,289	665	14,624
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,229,800	18,672	715	17,957
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		96,300	1,472	0	1,472
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		77,900	1,226	(29)	1,255
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		772,100	13,357	2,512	10,845
Pay	1-Year BRL-CDI	10.140%	01/02/2015	DUB		14,700	255	4	251
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		470,500	10,254	1,948	8,306
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	4,069,900	(4,020)	0	(4,020)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		2,085,100	(1,782)	0	(1,782)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		2,097,700	(1,442)	0	(1,442)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		2,097,700	1,619	0	1,619
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		2,085,100	1,941	0	1,941
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		4,069,900	4,068	0	4,068
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	818,500	2,278	(309)	2,587
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	17,300	(111)	100	(211)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	GLM		2,700	(17)	(4)	(13)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		25,700	377	98	279
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG		173,600	8,803	804	7,999
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		174,600	8,835	1,243	7,592
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		32,900	1,577	161	1,416
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		34,800	1,668	172	1,496
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		12,300	180	41	139
Receive	6-Month JPY-LIBOR	0.350%	06/20/2014	BPS	JPY	58,780,000	(222)	718	(940)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF		5,770,000	(2,342)	(699)	(1,643)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		51,730,000	(21,010)	(6,374)	(14,636)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	3,462,600	3,169	(61)	3,230
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,128,500	10,633	3,661	6,972
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		392,100	3,695	1,349	2,346

							$77,616	$6,764	$70,852

(n)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$191,300	$464	$2
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		91,000	4,987	532
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		719,000	11,504	241
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		92,500	5,522	541
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		181,600	10,235	500
Put - OTC 30-Year Interest Rate Swap	FBF	3-Month USD-LIBOR	Receive	2.760%	07/11/2012		209,400	5,884	161
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		130,100	10,486	4,815
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		463,600	52,434	3,515
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	22,600	1,344	36
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		191,700	23,821	3,971
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		53,000	2,685	85
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		113,200	12,418	2,345

								$141,784	$16,744

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$132,700	$1,931	$1,505
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012	69,100	1,186	859

						$3,117	$2,364

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus CNY	BRC	CNY	6.450	12/13/2012	$215,000	$606	$543
Call - OTC USD versus CNY	UAG		6.678	12/13/2012	70,300	605	54
Call - OTC USD versus CNY	UAG		6.684	12/13/2012	70,600	620	53
Call - OTC USD versus CNY	DUB		6.533	01/08/2013	89,100	610	178
Call - OTC USD versus CNY	DUB		6.545	01/09/2013	82,295	551	157
Call - OTC USD versus CNY	DUB		6.548	01/09/2013	82,288	562	154
Call - OTC USD versus CNY	DUB		6.445	03/06/2013	68,400	372	345
Call - OTC USD versus CNY	HUS		6.450	03/06/2013	68,500	365	336
Call - OTC USD versus CNY	DUB		6.336	04/11/2013	255,900	3,293	3,357

						$7,584	$5,177

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,315.000	07/21/2012	992	$2,582	$694

Straddle Options

Description	Counterparty	Exercise Level (8)	Expiration Date	Notional Amount	Cost (8)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$19,500	$1,718	$1,587
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	42,700	3,593	3,326
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	22,000	1,918	1,791
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	21,400	1,819	1,667
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	147,400	12,898	11,998
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	22,600	2,000	1,840
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	44,500	3,746	3,466
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	49,500	4,155	3,855
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012	106,200	12,638	11,954
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012	119,500	13,235	13,332
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012	103,800	12,352	11,684
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012	137,100	15,209	15,296

					$85,281	$81,796

(8)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(o)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$191,300	$1,091	$(25)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		50,600	349	(828)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		50,600	1,204	(315)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		915,800	5,743	(14,977)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		915,800	23,045	(5,706)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	96,000	1,438	(9)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		225,900	2,897	(22)
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012		$435,700	2,410	(46)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013	EUR	219,300	4,508	(22,402)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		56,500	978	(5,772)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		90,300	1,576	(9,224)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		143,800	2,744	(14,689)

								$47,983	$(74,015)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012	$643,700	$1,931	$(746)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012	237,400	950	(840)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012	237,400	1,816	(490)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012	335,000	1,189	(388)

						$5,886	$(2,464)

(p)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
United Airlines, Inc.	1.000%	05/07/2024	12/02/2009	$40	$85	0.00%

(q)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value (9)
Fannie Mae	3.000%	07/01/2027	$215,000	$224,478	$(225,347)
Fannie Mae	3.500%	07/01/2027	466,400	491,761	(492,925)
Fannie Mae	3.500%	07/01/2042	327,000	343,530	(343,861)
Fannie Mae	4.000%	07/01/2027	232,000	245,993	(246,790)
Fannie Mae	4.000%	07/01/2042	104,000	110,191	(110,744)
Fannie Mae	4.500%	07/01/2027	4,000	4,281	(4,289)
Fannie Mae	4.500%	08/01/2042	231,000	247,318	(247,711)
Fannie Mae	5.000%	07/01/2027	79,600	85,686	(85,806)
Fannie Mae	5.000%	08/01/2042	638,890	690,853	(691,499)
Fannie Mae	5.500%	07/01/2027	11,000	11,954	(11,940)
Fannie Mae	6.000%	08/01/2042	104,500	114,888	(114,836)
Freddie Mac	4.000%	07/01/2042	12,000	12,684	(12,740)
Freddie Mac	5.000%	07/01/2042	88,300	95,116	(94,936)
Freddie Mac	5.000%	08/01/2042	40,000	42,962	(42,994)
Ginnie Mae	3.500%	07/01/2042	347,000	370,781	(371,290)
Ginnie Mae	4.000%	07/01/2042	296,000	322,371	(323,380)
Ginnie Mae	5.000%	07/01/2042	46,000	50,826	(50,629)
Ginnie Mae	5.000%	08/01/2042	39,000	42,938	(42,876)
Ginnie Mae	5.500%	07/01/2042	3,000	3,336	(3,329)
Ginnie Mae	6.000%	07/01/2042	10,000	11,253	(11,228)
Ginnie Mae	6.500%	07/01/2042	8,000	9,185	(9,172)
U.S. Treasury Bonds	3.125%	02/15/2042	121,400	132,329	(132,137)
U.S. Treasury Inflation Protected Securities	0.625%	07/15/2021	15,413	17,201	(17,242)
U.S. Treasury Notes	1.000%	09/30/2016	303,600	307,956	(309,291)
U.S. Treasury Notes	1.375%	12/31/2018	9,200	9,423	(9,414)
U.S. Treasury Notes	1.750%	05/15/2022	98,400	99,442	(99,568)
U.S. Treasury Notes	2.000%	02/15/2022	5,600	5,818	(5,839)
U.S. Treasury Notes	2.625%	01/31/2018	104,900	114,825	(116,226)
U.S. Treasury Notes	3.750%	11/15/2018	4,800	5,617	(5,652)

				$4,224,996	$(4,233,691)

(9)	Market value includes $3,848 of interest payable on short sales.

(r)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	76,687		$95,680	BPS	$0	$(1,368)	$(1,368)
07/2012		130,008		169,102	BRC	4,559	0	4,559
07/2012		76,687		96,139	CBK	0	(908)	(908)
07/2012		100,501		131,742	DUB	4,545	0	4,545
07/2012		140,856		182,377	FBF	4,472	(361)	4,111
07/2012		82,373		104,226	GSC	0	(17)	(17)
07/2012		89,370		111,954	HUS	0	(1,147)	(1,147)
07/2012		54,168		67,800	JPM	0	(750)	(750)
07/2012	GBP	56,421		88,468	BOA	104	0	104
07/2012		56,421		88,593	DUB	229	0	229
07/2012		44,207		69,490	UAG	255	0	255
07/2012	INR	1,601,711		29,330	DUB	624	0	624
07/2012		4,497,767		82,482	HUS	1,873	0	1,873
07/2012		2,296,555		42,100	UAG	941	0	941
07/2012	KRW	2,203,342		1,954	UAG	31	0	31
07/2012	MYR	650,545		211,072	BRC	5,761	0	5,761
07/2012		39,119		12,713	CBK	367	0	367
07/2012		$216,999	EUR	168,865	BPS	0	(3,278)	(3,278)
07/2012		9,448		7,194	BRC	0	(343)	(343)
07/2012		1,485		1,165	CBK	0	(11)	(11)
07/2012		2,159		1,690	DUB	0	(20)	(20)
07/2012		345		262	FBF	0	(13)	(13)
07/2012		244,492		196,300	JPM	3,926	0	3,926
07/2012		9,275		7,287	RYL	0	(52)	(52)
07/2012		268,061		213,875	UAG	3,141	(541)	2,600
07/2012		60,839	GBP	39,241	BRC	618	0	618
07/2012		61,100		39,242	DUB	359	0	359
07/2012		122,562		78,483	JPM	354	0	354
07/2012		129		83	RYL	1	0	1
07/2012		45,765	INR	2,361,034	BRC	0	(3,451)	(3,451)
07/2012		3,100		176,837	HUS	69	0	69
07/2012		112,311		5,858,161	UAG	0	(7,321)	(7,321)
07/2012		1,907	KRW	2,203,342	BRC	16	0	16
07/2012		224,553	MYR	690,500	UAG	0	(6,632)	(6,632)
08/2012	AUD	649,538		$649,213	BOA	0	(13,274)	(13,274)
08/2012	BRL	297,696		152,344	HUS	5,077	0	5,077
08/2012	EUR	196,300		244,558	JPM	0	(3,919)	(3,919)
08/2012		196,300		245,342	UAG	0	(3,135)	(3,135)
08/2012	GBP	39,241		60,834	BRC	0	(618)	(618)
08/2012		39,242		61,095	DUB	0	(359)	(359)
08/2012		78,483		122,551	JPM	0	(356)	(356)
08/2012	HKD	257,433		33,185	BRC	0	(3)	(3)
08/2012		300,103		38,684	CBK	0	(5)	(5)
08/2012	HUF	12,770,151		57,299	DUB	1,072	0	1,072
08/2012		3,630,382		16,447	JPM	463	0	463
08/2012		12,292,897		55,977	UAG	1,852	0	1,852
08/2012	MXN	196,400		14,245	HUS	0	(417)	(417)
08/2012		1,395,838		98,820	MSC	0	(5,382)	(5,382)
08/2012		691,657		49,158	UAG	0	(2,476)	(2,476)
08/2012		$1,131	AUD	1,133	FBF	24	0	24
08/2012		1,899		1,892	JPM	31	0	31
08/2012		28,951	BRL	56,576	HUS	0	(963)	(963)
08/2012		72,595	HKD	563,450	UAG	44	0	44
08/2012		805	MXN	10,820	HUS	3	0	3
08/2012		972		13,588	JPM	42	0	42
08/2012		989		13,588	UAG	26	0	26
08/2012		2,394	SGD	2,957	UAG	0	(59)	(59)
09/2012	CAD	64,512		$62,761	BRC	0	(494)	(494)
09/2012		368,424		360,292	DUB	0	(951)	(951)
09/2012		18,636		18,158	FBF	0	(115)	(115)
09/2012		590		574	UAG	0	(5)	(5)
09/2012	EUR	29,031		36,868	BRC	104	0	104
09/2012		18,699		23,398	CBK	10	(292)	(282)
09/2012	JPY	23,648,973		302,243	BPS	6,111	0	6,111
09/2012		2,308,569		29,127	RYL	219	0	219
09/2012	KRW	2,203,342		1,898	BRC	0	(16)	(16)
09/2012	MXN	224,826		17,291	BRC	575	0	575
09/2012		410,959		31,600	HUS	1,045	0	1,045
09/2012		224,808		17,279	JPM	564	0	564
09/2012		894,812		68,796	UAG	2,265	0	2,265
09/2012		$51,663	BRL	106,052	HUS	508	0	508
09/2012		5,839		11,991	MSC	59	0	59
09/2012		30,163		61,895	UAG	285	0	285
09/2012		21,637	EUR	17,285	HUS	252	0	252
09/2012		30,060		23,692	JPM	35	(92)	(57)
09/2012		22,534		17,869	RYL	95	0	95
09/2012		6,899		5,486	UAG	49	0	49
09/2012		230	JPY	18,067	BRC	0	(3)	(3)
09/2012		199,592	MXN	2,821,751	HUS	10,209	0	10,209
10/2012	INR	176,837		$3,045	HUS	0	(88)	(88)
11/2012	TWD	1,489,553		49,985	CBK	0	(243)	(243)
11/2012		3,370,299		113,099	UAG	0	(549)	(549)
11/2012		$66,798	BRL	132,527	MSC	0	(2,174)	(2,174)
11/2012		32,423		64,363	UAG	0	(1,038)	(1,038)
11/2012		164,147	TWD	4,855,457	HUS	0	(419)	(419)
02/2013		87,071	CNY	546,200	BRC	0	(1,518)	(1,518)
02/2013		155,269		973,475	CBK	0	(2,789)	(2,789)
02/2013		56,800		357,444	DUB	0	(812)	(812)
02/2013		37,630		236,053	GST	0	(656)	(656)
02/2013		423,184		2,694,777	JPM	0	(1,089)	(1,089)
02/2013		211,633		1,325,900	UAG	0	(3,952)	(3,952)
08/2013		27,956		175,119	DUB	0	(677)	(677)
08/2013		18,919		119,000	RYL	0	(381)	(381)
08/2013		21,031		132,000	UAG	0	(468)	(468)
04/2014		8,166		50,000	RYL	0	(449)	(449)
10/2016	JPY	14,171,622		$200,296	DUB	11,786	0	11,786

						$75,050	$(76,449)	$(1,399)

(s)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$434,627	$0	$434,627
Corporate Bonds & Notes
Banking & Finance	15,500	3,585,849	1,632	3,602,981
Industrials	0	714,565	20,603	735,168
Utilities	0	315,878	1,814	317,692
Municipal Bonds & Notes
Alaska	0	24,887	0	24,887
Arizona	0	3,515	0	3,515
California	0	397,628	0	397,628
Colorado	0	21,569	0	21,569
District of Columbia	0	13,990	0	13,990
Florida	0	8,274	0	8,274
Georgia	0	10,095	0	10,095
Illinois	0	27,870	0	27,870
Indiana	0	11,304	0	11,304
Louisiana	0	297	0	297
Massachusetts	0	8,505	0	8,505
Michigan	0	280	0	280
Minnesota	0	9,854	0	9,854
Nevada	0	1,593	0	1,593
New York	0	100,048	0	100,048
North Carolina	0	3,522	0	3,522
Ohio	0	30,716	0	30,716
Pennsylvania	0	8,589	0	8,589
Puerto Rico	0	17	0	17
Texas	0	24,282	0	24,282
Virginia	0	687	0	687
Washington	0	13,560	0	13,560
West Virginia	0	4,302	0	4,302
U.S. Government Agencies	0	2,593,687	41,429	2,635,116
U.S. Treasury Obligations	0	3,874,843	0	3,874,843
Mortgage-Backed Securities	0	1,503,862	30,672	1,534,534
Asset-Backed Securities	0	528,143	230,558	758,701
Sovereign Issues	0	1,134,760	0	1,134,760
Convertible Preferred Securities
Utilities	25,836	0	0	25,836
Preferred Securities
Banking & Finance	0	1,739	0	1,739
Short-Term Instruments
Certificates of Deposit	0	75,902	0	75,902
Repurchase Agreements	0	551,700	0	551,700
U.S. Treasury Bills	0	2,390	0	2,390
PIMCO Short-Term Floating NAV Portfolio	348,063	0	0	348,063
Purchased Options
Credit Contracts	0	2,364	0	2,364
Equity Contracts	694	0	0	694
Foreign Exchange Contracts	0	5,177	0	5,177
Interest Rate Contracts	0	16,744	81,796	98,540
	$390,093	$16,067,614	$408,504	$16,866,211

Short Sales, at value	$0	$(4,233,691)	$0	$(4,233,691)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	64,673	0	64,673
Foreign Exchange Contracts	0	76,335	0	76,335
Interest Rate Contracts	15,013	110,247	7,628	132,888
	$15,013	$251,255	$7,628	$273,896

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(100,228)	(227)	(100,455)
Foreign Exchange Contracts	0	(76,449)	0	(76,449)
Interest Rate Contracts	(706)	(178,362)	(7,245)	(186,313)

	$(706)	$(355,039)	$(7,472)	$(363,217)

Totals	$404,400	$11,730,139	$408,660	$12,543,199

(ii) As of June 30, 2012, assets and liabilities valued at $12,254 were transferred from Level 1 to Level 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,619	$0	$0	$(11)	$0	$24	$0	$0	$1,632	$24
Industrials	27,094	0	(6,397)	0	334	(428)	0	0	20,603	(25)
Utilities	1,810	0	0	(2)	0	6	0	0	1,814	7
U.S. Government Agencies	42,413	0	(1,228)	162	2	80	0	0	41,429	81
Mortgage-Backed Securities	30,214	0	(1,785)	114	1,096	1,033	0	0	30,672	972
Asset-Backed Securities	9,224	224,649	(4,540)	206	929	90	0	0	230,558	90
Purchased Options
Interest Rate Contracts	82,109	60,291	(61,534)	0	(9,778)	10,708	0	0	81,796	(575)

	$194,483	$284,940	$(75,484)	$469	$(7,417)	$11,513	$0	$0	$408,504	$574
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$(3,366)	$0	$0	$0	$0	$10,994	$0	$0	$7,628	$9,640

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(228)	0	0	0	0	1	0	0	(227)	1
Interest Rate Contracts	(1,823)	0	0	0	0	(5,422)	0	0	(7,245)	(5,423)

	$(2,051)	$0	$0	$0	$0	$(5,421)	$0	$0	$(7,472)	$(5,422)

Totals	$189,066	$284,940	$(75,484)	$469	$(7,417)	$17,086	$0	$0	$408,660	$4,792

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,632	Benchmark Pricing	Base Price	107.50
Industrials	20,518	Third Party Vendor	Broker Quote	106.25 - 114.13
	85	Other Valuation Techniques	—	—
Utilities	1,814	Third Party Vendor	Broker Quote	95.50
U.S. Government Agencies	18,459	Third Party Vendor	Broker Quote	100.11
	22,970	Benchmark Pricing	Base Price	98.20 - 127.50
Mortgage-Backed Securities	30,672	Third Party Vendor	Broker Quote	18.00 - 91.13
Asset-Backed Securities	898	Third Party Vendor	Broker Quote	100.00
	229,660	Benchmark Pricing	Base Price	65.67 - 98.00
Purchased Options
Interest Rate Contracts	81,796	Indicative Market Quotations	Broker Quote	7.79 - 11.26
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	7,628	Indicative Market Quotations	Broker Quote	0.06 - 0.08
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(227)	Indicative Market Quotations	Broker Quote	23.34
Interest Rate Contracts	(7,245)	Indicative Market Quotations	Broker Quote	(0.05) - (0.08)

Total	$408,660

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Unconstrained Tax Managed Bond Fund

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.2%
Del Monte Foods Co.
4.500% due 02/16/2018		$596	$587
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018		990	987
Springleaf Finance Corp.
5.500% due 05/10/2017		1,600	1,511

Total Bank Loan Obligations (Cost $3,169)			3,085

CORPORATE BONDS & NOTES 10.9%
BANKING & FINANCE 7.7%
Abbey National Treasury Services PLC
4.000% due 04/27/2016		1,300	1,282
American International Group, Inc.
8.250% due 08/15/2018		300	363
Banco Santander Chile
2.875% due 11/13/2012		900	902
Capital One Capital
8.875% due 05/15/2040		200	204
Citigroup, Inc.
3.953% due 06/15/2016		200	205
4.587% due 12/15/2015		100	105
6.000% due 08/15/2017		200	219
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (b)		300	300
Goldman Sachs Group, Inc.
3.625% due 02/07/2016		1,800	1,802
5.375% due 03/15/2020		3,600	3,714
HSBC Bank USA N.A.
6.000% due 08/09/2017		400	446
JPMorgan Chase Bank N.A.
6.000% due 10/01/2017		400	449
Lloyds TSB Bank PLC
12.000% due 12/16/2024 (f)		1,100	1,153
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		100	104
6.400% due 08/28/2017		100	109
6.750% due 05/21/2013	EUR	100	131
6.875% due 04/25/2018		$200	224
Morgan Stanley
5.950% due 12/28/2017		600	617
Prudential Financial, Inc.
6.625% due 12/01/2037		2,600	2,954
QBE Capital Funding Ltd.
7.250% due 05/24/2041		600	542
Royal Bank of Scotland Group PLC
4.625% due 09/22/2021	EUR	900	826
5.625% due 08/24/2020		$200	213
6.666% due 10/05/2017 (f)	CAD	100	71
6.990% due 10/05/2017 (f)		$2,050	1,599
7.640% due 09/29/2017 (f)		100	68
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		400	404
SLM Corp.
5.375% due 05/15/2014		50	52
Springleaf Finance Corp.
4.125% due 11/29/2013	EUR	100	113
5.750% due 09/15/2016		$100	80
Stone Street Trust
5.902% due 12/15/2015		500	512
Weyerhaeuser Co.
7.375% due 10/01/2019		200	237

			20,000

INDUSTRIALS 1.1%
Altria Group, Inc.
4.750% due 05/05/2021		300	341
Barrick North America Finance LLC
4.400% due 05/30/2021		300	324
CVS Pass-Through Trust
7.507% due 01/10/2032		858	1,069
Del Monte Corp.
7.625% due 02/15/2019		150	152
Petrobras International Finance Co.
7.875% due 03/15/2019		100	122

RZD Capital Ltd.
5.739% due 04/03/2017	500	535
UAL Pass-Through Trust
10.400% due 05/01/2018	218	249

		2,792

UTILITIES 2.1%
BP Capital Markets PLC
3.125% due 10/01/2015	300	319
3.625% due 05/08/2014	480	503
4.500% due 10/01/2020	600	677
Embarq Corp.
7.995% due 06/01/2036	2,600	2,726
Gazprom OAO Via Gaz Capital S.A.
6.510% due 03/07/2022	100	111
8.146% due 04/11/2018	200	240
Petroleos Mexicanos
5.500% due 01/21/2021	900	1,022

		5,598

Total Corporate Bonds & Notes (Cost $27,417)		28,390

MUNICIPAL BONDS & NOTES 72.4%
ALASKA 1.8%
Valdez, Alaska Revenue Bonds, Series 2003
5.000% due 01/01/2021	4,000	4,741
ARIZONA 1.2%
Mesa, Arizona General Obligation Bonds, (NPFGC/FGIC Insured), Series 2004
5.000% due 07/01/2018	500	600
University of Arizona Revenue Bonds, Series 2011
5.000% due 08/01/2025	2,095	2,462

		3,062

CALIFORNIA 10.6%
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.500% due 11/15/2040	7,500	8,630
California State Department of Water Resources Revenue Bonds, Series 2010
5.000% due 05/01/2022	3,000	3,632
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	400	497
California State General Obligation Bonds, (BABs), Series 2010
7.950% due 03/01/2036	1,000	1,184
California State General Obligation Bonds, Series 2008
5.000% due 04/01/2018	2,500	2,945
California State General Obligation Notes, Series 2008
5.000% due 04/01/2015	125	139
California State General Obligation Notes, Series 2009
5.500% due 04/01/2018	500	603
Escondido Union High School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2025	3,000	1,740
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2003
7.875% due 06/01/2042	250	267
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2007
5.750% due 06/01/2047	500	403
Hartnell Community College District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2034 (d)	1,000	677
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2009
5.250% due 07/01/2024	500	590
Los Angeles Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2019	125	153
Newport Beach, California Revenue Bonds, Series 2011
6.000% due 12/01/2040	1,800	2,147
Northern California Power Agency Revenue Bonds, Series 2010
5.000% due 07/01/2021	1,500	1,722
San Francisco, California City & County Public Utilities Commission Water Revenue Bonds, Series 2009
5.000% due 11/01/2021	1,000	1,208
Santa Clara Unified School District, California General Obligation Bonds, Series 2009
5.000% due 07/01/2022	450	518
Windsor Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2036	2,500	703

		27,758

COLORADO 2.3%
Denver, Colorado City & County Revenue Bonds, Series 2009
5.250% due 11/15/2036	700	774

Denver, Colorado City & County Revenue Bonds, Series 2011
5.250% due 11/15/2022	4,500	5,273

		6,047

FLORIDA 3.5%
Citizens Property Insurance Corp., Florida Revenue Notes, Series 2011
5.000% due 06/01/2020	2,500	2,818
Florida State General Obligation Bonds, Series 2011
5.000% due 06/01/2025	4,000	4,720
Florida State General Obligation Notes, Series 2010
5.000% due 06/01/2020	1,000	1,240
Miami-Dade County, Florida Revenue Bonds, (AGM Insured), Series 2008
5.000% due 07/01/2018	400	464

		9,242

GEORGIA 1.6%
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.655% due 04/01/2057	2,000	2,294
Municipal Electric Authority of Georgia Revenue Notes, Series 2010
5.000% due 11/01/2019	1,580	1,938

		4,232

HAWAII 0.3%
Hawaii State General Obligation Notes, Series 2009
5.000% due 06/01/2014	250	272
5.000% due 06/01/2017	500	596

		868

ILLINOIS 2.5%
Chicago, Illinois Waterworks Revenue Bonds, (AMBAC Insured), Series 2006
5.000% due 11/01/2036	3,000	3,215
Cook County, Illinois General Obligation Bonds, Series 2009
5.000% due 11/15/2021	1,250	1,451
Cook Kane Lake & McHenry Counties Community College District No. 512, Illinois General Obligation Bonds, Series 2009
5.000% due 12/01/2019	100	125
Illinois State Revenue Notes, Series 2009
4.500% due 06/15/2016	1,000	1,134
Regional Transportation Authority, Illinois Revenue Bonds, (AGM Insured), Series 2004
5.750% due 06/01/2034	500	623

		6,548

INDIANA 2.8%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
5.966% due 01/15/2030	200	244
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, (AGC Insured), Series 2009
5.000% due 01/01/2019	500	587
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Notes, Series 2009
5.000% due 02/01/2015	500	557
Whiting, Indiana Revenue Bonds, Series 2009
5.250% due 01/01/2021	5,000	6,020

		7,408

IOWA 0.7%
Iowa State Revenue Bonds, (NPFGC Insured), Series 2001
5.500% due 08/15/2020	1,500	1,917

KANSAS 0.2%
Kansas State Department of Transportation Revenue Bonds, Series 2004
5.000% due 09/01/2022	350	417

MARYLAND 0.4%
University System of Maryland Revenue Notes, Series 2006
5.000% due 10/01/2015	825	945

MASSACHUSETTS 2.0%
Commonwealth of Massachusetts General Obligation Bonds, (NPFGC/IBC Insured), Series 2002
5.500% due 08/01/2019	150	190
Commonwealth of Massachusetts General Obligation Notes, Series 2010
5.000% due 06/01/2017	1,000	1,192
Massachusetts Bay Transportation Authority Revenue Bonds, Series 2006
5.250% due 07/01/2020	1,150	1,446

Massachusetts Educational Financing Authority Revenue Notes, Series 2010
5.500% due 01/01/2017	2,000	2,301

		5,129

MICHIGAN 1.4%
Michigan State Building Authority Revenue Bonds, Series 2011
5.000% due 10/15/2024	3,000	3,533

MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2008
5.000% due 11/15/2038	1,200	1,344

NEBRASKA 0.2%
Omaha, Nebraska General Obligation Bonds, Series 2000
6.500% due 12/01/2030	300	443

NEVADA 0.9%
Nevada State General Obligation Notes, Series 2005
5.000% due 02/01/2015	2,000	2,216

NEW JERSEY 4.9%
New Jersey Economic Development Authority Revenue Bonds, Series 2011
5.500% due 09/01/2021	5,000	6,143
New Jersey Economic Development Authority Revenue Notes, Series 2010
5.000% due 12/15/2016	2,500	2,903
New Jersey Transportation Trust Fund Authority Revenue Bonds, (NPFGC/FGIC Insured), Series 2005
5.500% due 12/15/2020	3,000	3,689

		12,735

NEW YORK 18.9%
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2029	1,000	1,155
New York City, New York General Obligation Notes, Series 2011
5.000% due 08/01/2018	2,700	3,250
5.000% due 08/01/2019	5,000	6,077
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.250% due 06/15/2040	500	560
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	3,000	3,548
5.250% due 06/15/2044	4,300	4,878
5.375% due 06/15/2043	3,000	3,441
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2012
4.000% due 06/15/2045	1,000	989
5.000% due 06/15/2022	4,000	4,991
5.000% due 06/15/2045	1,600	1,777
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (AGM Insured), Series 2003
5.250% due 02/01/2014	125	129
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2007
5.000% due 11/01/2021	500	580
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2012
5.000% due 02/01/2042	2,000	2,241
New York Liberty Development Corp. Revenue Bonds, Series 2005
5.250% due 10/01/2035	500	561
New York State Dormitory Authority Revenue Bonds, Series 2009
5.000% due 07/01/2021	1,000	1,179
New York State Dormitory Authority Revenue Notes, Series 2011
5.000% due 03/15/2021	2,730	3,361
New York State Urban Development Corp. Revenue Bonds, Series 2008
5.500% due 01/01/2019	1,000	1,220
Port Authority of New York & New Jersey Revenue Bonds, Series 2006
5.000% due 07/15/2021	100	113
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.000% due 07/15/2021	2,700	3,145
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2008
5.000% due 11/15/2021	1,500	1,776
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, Series 2011
5.000% due 01/01/2023	3,500	4,255

		49,226

NORTH CAROLINA 0.5%
North Carolina Infrastructure Finance Corp. Certificates of Participation Bonds, (AGM Insured), Series 2006
5.000% due 02/01/2021	500	570
North Carolina Medical Care Commission Revenue Bonds, Series 2009
5.000% due 06/01/2039	700	747

		1,317

OHIO 3.1%
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
5.875% due 06/01/2047	500	384
6.500% due 06/01/2047	5,100	4,309

Miami University/Oxford, Ohio Revenue Notes, Series 2010
5.000% due 09/01/2016	2,715	3,145
Ohio State Building Authority Revenue Bonds, Series 2009
5.000% due 10/01/2020	100	118

		7,956

OKLAHOMA 0.7%
Oklahoma Municipal Power Authority Revenue Bonds, (AGM Insured), Series 2010
5.000% due 01/01/2021	1,525	1,803

OREGON 0.2%
Washington County, Oregon School District No. 1 West Union General Obligation Bonds, (NPFGC/FGIC Insured), Series 2005
5.250% due 06/15/2018	500	609

PENNSYLVANIA 0.5%
Commonwealth of Pennsylvania General Obligation Notes, Series 2009
5.000% due 07/01/2018	500	609
Pennsylvania Higher Educational Facilities Authority Revenue Notes, Series 2009
5.000% due 09/01/2017	625	749

		1,358

TENNESSEE 0.2%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	500	548

TEXAS 6.5%
Corpus Christi, Texas General Obligation Notes, (AGC Insured), Series 2009
4.000% due 03/01/2018	150	172
Dallas-Fort Worth International Airport Facilities Improvement Corp., Texas Revenue Notes, Series 2011
5.000% due 11/01/2019	1,000	1,205
5.000% due 11/01/2020	1,000	1,213
Fort Worth, Texas Water & Sewer System Revenue Notes, Series 2010
4.250% due 02/15/2020	1,000	1,181
Houston, Texas Utility System Revenue Bonds, (AGC Insured), Series 2009
5.250% due 11/15/2033	250	284
Laredo Independent School District, Texas General Obligation Bonds, (PSF/GTD Insured), Series 2005
5.000% due 08/01/2022	1,800	2,030
Leander Independent School District, Texas General Obligation Notes, (PSF/GTD Insured), Series 2011
4.000% due 08/15/2020	3,290	3,834
Lone Star College System, Texas General Obligation Notes, Series 2010
5.000% due 08/15/2018	1,500	1,818
Lower Colorado River Authority, Texas Revenue Bonds, Series 2009
5.000% due 05/15/2023	500	568
San Antonio, Texas Revenue Notes, Series 2009
5.000% due 02/01/2019	500	611
Texas State General Obligation Bonds, Series 2008
4.750% due 04/01/2037	800	865
5.000% due 04/01/2019	1,000	1,201
Texas State General Obligation Bonds, Series 2009
5.000% due 08/01/2023	125	149
Texas State General Obligation Notes, Series 2010
5.000% due 10/01/2017	1,500	1,810
Williamson County, Texas General Obligation Bonds, (NPFGC Insured), Series 2005
5.250% due 02/15/2018	100	120

		17,061

VIRGINIA 0.2%
Henrico County, Virginia Economic Development Authority Revenue Notes, Series 2009
5.000% due 10/01/2017	410	490

WASHINGTON 3.3%
Clark County, Washington Public Utility District No. 1 Revenue Notes, Series 2010
5.000% due 01/01/2016	1,500	1,688
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034	1,000	1,069
King County, Washington General Obligation Bonds, Series 2009
5.125% due 01/01/2036	250	281
5.250% due 01/01/2039	500	565
Seattle, Washington Municipal Light & Power Revenue Notes, Series 2010
5.000% due 02/01/2019	2,500	3,040
Washington State General Obligation Bonds, Series 2009
5.000% due 01/01/2020	1,000	1,226

Yakima County, Washington School District No. 7 Yakima General Obligation Bonds, Series 2009
5.000% due 12/01/2020		500	602

			8,471

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047		195	147
WISCONSIN 0.4%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		900	980
Wisconsin State General Obligation Bonds, Series 2008
5.000% due 05/01/2019		125	150

			1,130

Total Municipal Bonds & Notes (Cost $172,467)			188,701

U.S. GOVERNMENT AGENCIES 0.3%
Fannie Mae
0.365% due 03/25/2034		77	76
1.145% due 04/25/2032		86	88
Freddie Mac
1.741% due 10/25/2021 (a)		698	77
1.750% due 05/30/2019		500	513

Total U.S. Government Agencies (Cost $736)			754

U.S. TREASURY OBLIGATIONS 8.0%
U.S. Treasury Bonds
3.125% due 02/15/2042		600	646
6.125% due 11/15/2027		16	24
7.125% due 02/15/2023 (i)(j)		600	918
7.875% due 02/15/2021		25	38
8.125% due 05/15/2021 (i)(j)		92	144
U.S. Treasury Inflation Protected Securities (e)
0.125% due 01/15/2022 (i)(j)		7,114	7,542
0.625% due 07/15/2021		5,211	5,814
0.750% due 02/15/2042 (j)		1,732	1,828
2.125% due 02/15/2041 (i)(j)		2,206	3,162
U.S. Treasury Notes
2.125% due 12/31/2015 (j)		600	634
2.625% due 08/15/2020		44	48

Total U.S. Treasury Obligations (Cost $20,370)			20,798

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
2.887% due 05/25/2035		20	20
American Home Mortgage Assets LLC
1.107% due 09/25/2046		55	25
Banc of America Funding Corp.
2.993% due 06/20/2032		94	93
5.700% due 01/20/2047		94	58
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		504	494
2.956% due 02/25/2034		250	233
5.267% due 03/25/2035		570	540
Countrywide Alternative Loan Trust
0.424% due 02/20/2047		613	302
Countrywide Home Loan Mortgage Pass-Through Trust
2.902% due 08/25/2034		67	50
Credit Suisse First Boston Mortgage Securities Corp.
2.623% due 07/25/2033		66	63
EMF-NL
1.553% due 04/17/2041	EUR	100	100
Eurosail PLC
1.503% due 10/17/2040		113	128
GSR Mortgage Loan Trust
2.751% due 06/25/2034		$113	102
5.750% due 01/25/2037		97	91
MASTR Adjustable Rate Mortgages Trust
2.540% due 05/25/2034		237	226
Mellon Residential Funding Corp.
0.672% due 08/15/2032		806	787
0.722% due 06/15/2030		196	187
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		123	90
MLCC Mortgage Investors, Inc.
1.239% due 10/25/2035		60	52
Prudential Commercial Mortgage Trust
3.669% due 02/11/2036		221	222
Residential Asset Securitization Trust
6.000% due 07/25/2037		415	301

Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2036		663	318
0.493% due 07/19/2035		114	87
Thornburg Mortgage Securities Trust
1.495% due 06/25/2037		274	229
5.750% due 06/25/2037		1,480	1,308
WaMu Mortgage Pass-Through Certificates
1.547% due 08/25/2042		68	55
4.980% due 03/25/2037		2,433	1,778
Wells Fargo Mortgage-Backed Securities Trust
2.610% due 01/25/2035		361	344

Total Mortgage-Backed Securities (Cost $8,260)			8,283

ASSET-BACKED SECURITIES 2.9%
Citigroup Mortgage Loan Trust, Inc.
0.385% due 08/25/2036		187	84
Countrywide Asset-Backed Certificates
0.385% due 08/25/2037		1,000	488
0.395% due 01/25/2037		2,754	2,078
0.525% due 09/25/2036		3,350	1,216
Credit-Based Asset Servicing and Securitization LLC
5.303% due 12/25/2035		716	648
IXIS Real Estate Capital Trust
0.475% due 01/25/2037		188	55
JPMorgan Mortgage Acquisition Corp.
0.385% due 10/25/2036		1,000	437
Option One Mortgage Loan Trust
5.611% due 01/25/2037 ^		1,490	705
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019		639	637
Residential Asset Mortgage Products, Inc.
0.445% due 03/25/2036		664	576
Residential Asset Securities Corp.
0.425% due 04/25/2036		423	331
6.228% due 04/25/2032		21	21
WaMu Asset-Backed Certificates
0.395% due 01/25/2037		971	371

Total Asset-Backed Securities (Cost $7,493)			7,647

SOVEREIGN ISSUES 1.8%
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	52	26
10.000% due 01/01/2014		155	79
10.000% due 01/01/2017		1,965	1,005
Mexico Government International Bond
6.500% due 06/10/2021	MXN	10,650	868
10.000% due 12/05/2024		20,950	2,204
Qatar Government International Bond
5.250% due 01/20/2020		$500	579

Total Sovereign Issues (Cost $4,654)			4,761

SHORT-TERM INSTRUMENTS 2.6%
REPURCHASE AGREEMENTS 1.8%
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,748	4,748

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $4,846. Repurchase proceeds are $4,748.)
U.S. TREASURY BILLS 0.8%
0.133% due 07/12/2012 - 02/07/2013 (c)(g)(j)		2,138	2,137

Total Short-Term Instruments (Cost $6,885)			6,885

PURCHASED OPTIONS (l) 0.7%
(Cost $4,191)			1,921

Total Investments 104.0% (Cost $255,642)			$271,225
Written Options (m) (0.5%) (Premiums $854)			(1,327)
Other Assets and Liabilities (Net) (3.5%)			(9,125)

Net Assets 100.0%			$260,773

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

* A zero balance may reflect actual amounts rounding to less than one thousand.

^ Security is in default.

(a)	Interest only security.

(b)	When-issued security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Security becomes interest bearing at a future date.

(e)	Principal amount of security is adjusted for inflation.

(f)	Perpetual maturity, date shown represents next contractual call date.

(g)	Securities with an aggregate market value of $520 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions, foreign currency options and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(h)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $4,809 at a weighted average interest rate of 0.220%. On June 30, 2012, there were no open reverse repurchase agreements.

(i)	Securities with an aggregate market value of $585 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
Euro-Bund 10-Year Bond September Futures	Short	09/2012	4	$21
Japan Government 10-Year Bond September Futures	Short	09/2012	1	(5)
U.S. Treasury 5-Year Note September Futures	Short	09/2012	163	13
U.S. Treasury 10-Year Note September Futures	Short	09/2012	725	197
U.S. Treasury 30-Year Bond September Futures	Long	09/2012	83	23
U.S. Treasury Ultra Long-Term Bond September Futures	Long	09/2012	184	466

				$715

(j)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $6,267 and cash of $3,330 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)	Market Value (5)	Unrealized Appreciation/ (Depreciation)
CDX.HY-14 5-Year Index	(5.000%	)	06/20/2015	$1,248	$(32)	$(50)
CDX.HY-15 5-Year Index	(5.000%	)	12/20/2015	17,952	(268)	(1,113)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	6,720	150	(321)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	7,079	243	(52)
CDX.IG-12 5-Year Index	(1.000%	)	06/20/2014	99	(1)	(1)
CDX.IG-14 5-Year Index	(1.000%	)	06/20/2015	20,900	(172)	(257)
CDX.IG-15 5-Year Index	(1.000%	)	12/20/2015	6,500	(38)	(77)
CDX.IG-18 5-Year Index	(1.000%	)	06/20/2017	1,300	7	14

					$(111)	$(1,857)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Pay	3-Month CAD Bank Bill	2.000%	06/16/2016	CAD	2,500	$17	$26
Pay	3-Month CAD Bank Bill	3.400%	12/15/2021		300	9	9
Pay	3-Month CAD Bank Bill	3.000%	06/15/2022		800	5	4
Receive	3-Month CAD Bank Bill	2.480%	12/15/2041		300	(2)	(1)
Receive	3-Month CAD Bank Bill	2.400%	03/17/2042		800	(2)	1
Receive	3-Month USD-LIBOR	1.000%	06/20/2015		$23,800	(267)	(86)
Receive	3-Month USD-LIBOR	1.500%	06/20/2017		13,500	(360)	(203)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022		79,600	(3,601)	(3,177)
Receive	3-Month USD-LIBOR	2.500%	06/20/2027		600	(24)	(33)
Receive	3-Month USD-LIBOR	2.750%	06/20/2032		12,700	(810)	(788)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042		7,700	(413)	(442)
Pay	6-Month AUD Bank Bill	3.750%	03/15/2018	AUD	1,400	4	(3)
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023		1,300	(6)	(10)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		2,300	37	30
Receive	6-Month EUR-EURIBOR	3.143%	12/20/2040	EUR	22,600	(1,560)	(198)
Receive	6-Month EUR-EURIBOR	2.900%	12/20/2040		3,300	(166)	(28)
Receive	6-Month EUR-EURIBOR	2.000%	09/19/2042		1,300	115	108
Receive	6-Month JPY-LIBOR	2.000%	12/21/2041	JPY	360,000	(289)	58

						$(7,313)	$(4,733)

(k)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	(1.000%	)	06/20/2016	2.887%		$300	$21	$8	$13
Alcoa, Inc.	MYC	(1.000%	)	06/20/2016	2.887%		200	14	5	9
Arrow Electronics, Inc.	DUB	(1.000%	)	03/20/2017	1.579%		200	5	1	4
AT&T, Inc.	BOA	(1.000%	)	03/20/2017	0.869%		300	(2)	(2)	0
AT&T, Inc.	MYC	(1.000%	)	12/20/2016	0.833%		300	(2)	(2)	0
BNP Paribas S.A.	DUB	(1.000%	)	03/20/2017	2.440%	EUR	300	24	14	10
BNP Paribas S.A.	JPM	(1.000%	)	06/20/2017	2.475%		400	34	42	(8)
BNP Paribas S.A.	MYC	(1.000%	)	03/20/2017	2.440%		300	23	13	10
BNP Paribas S.A.	MYC	(1.000%	)	06/20/2017	2.475%		200	17	21	(4)
Carnival Corp.	BOA	(1.000%	)	03/20/2016	0.881%		$300	(1)	0	(1)
Carnival Corp.	BPS	(1.000%	)	09/20/2016	0.983%		200	0	1	(1)
Carnival Corp.	GST	(1.000%	)	09/20/2016	0.983%		300	0	2	(2)
Caterpillar, Inc.	BOA	(1.000%	)	09/20/2016	1.003%		600	0	(3)	3
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2017	0.437%		600	(16)	(15)	(1)
Costco Wholesale Corp.	BOA	(1.000%	)	03/20/2021	0.639%		300	(9)	(10)	1
COX Communications, Inc.	FBF	(1.000%	)	09/20/2017	0.617%		100	(2)	(2)	0
COX Communications, Inc.	GST	(1.000%	)	09/20/2017	0.617%		200	(4)	(4)	0
DDR Corp.	BOA	(1.000%	)	06/20/2016	1.874%		300	10	8	2
DDR Corp.	GST	(1.000%	)	06/20/2016	1.874%		300	10	9	1
FedEx Corp.	BOA	(1.000%	)	03/20/2021	1.226%		300	5	6	(1)
General Electric Capital Corp.	DUB	(1.000%	)	09/20/2016	1.515%		300	6	4	2
General Electric Capital Corp.	MYC	(1.000%	)	09/20/2016	1.515%		900	19	13	6
Generali Finance B.V.	CBK	(1.000%	)	09/20/2016	3.869%	EUR	300	40	27	13
Generali Finance B.V.	SOG	(1.000%	)	09/20/2016	3.869%		300	40	22	18
Goodrich Corp.	FBF	(1.000%	)	09/20/2016	0.197%		$300	(10)	(7)	(3)
Halliburton Co.	BRC	(1.000%	)	09/20/2016	0.714%		300	(3)	(5)	2
Home Depot, Inc.	BOA	(1.000%	)	09/20/2016	0.458%		300	(7)	(6)	(1)
Home Depot, Inc.	BOA	(1.000%	)	03/20/2021	0.792%		300	(5)	(1)	(4)
Home Depot, Inc.	CBK	(1.000%	)	06/20/2021	0.802%		300	(5)	(1)	(4)
Home Depot, Inc.	DUB	(1.000%	)	06/20/2017	0.550%		500	(11)	(14)	3
Home Depot, Inc.	GST	(1.000%	)	12/20/2016	0.492%		100	(2)	(2)	0
Honeywell International, Inc.	FBF	(1.000%	)	09/20/2016	0.317%		300	(9)	(9)	0
Ingersoll-Rand Co.	FBF	(1.000%	)	09/20/2016	0.461%		300	(7)	(9)	2
Kimco Realty Corp.	MYC	(1.000%	)	06/20/2016	1.184%		300	2	(1)	3
Kohl’s Corp.	BOA	(1.000%	)	06/20/2016	1.449%		300	5	(3)	8
Kroger Co.	BOA	(1.000%	)	12/20/2016	1.023%		600	0	(2)	2
Limited Brands, Inc.	BOA	(1.000%	)	03/20/2017	2.256%		600	34	32	2
Limited Brands, Inc.	DUB	(1.000%	)	03/20/2017	2.256%		100	6	6	0
Lockheed Martin Corp.	CBK	(1.000%	)	06/20/2017	0.766%		200	(2)	(4)	2
Lockheed Martin Corp.	FBF	(1.000%	)	09/20/2016	0.646%		300	(4)	(9)	5
Lockheed Martin Corp.	JPM	(1.000%	)	06/20/2017	0.766%		400	(4)	(7)	3
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	03/20/2017	1.378%		2,200	37	15	22
Macy’s Retail Holdings, Inc.	BOA	(1.000%	)	06/20/2017	1.442%		300	6	0	6
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	12/20/2016	1.307%		100	1	1	0
Macy’s Retail Holdings, Inc.	FBF	(1.000%	)	03/20/2017	1.378%		300	5	4	1
Macy’s Retail Holdings, Inc.	GST	(1.000%	)	06/20/2017	1.442%		300	7	2	5
Marriott International, Inc.	BOA	(1.000%	)	03/20/2016	0.858%		300	(2)	(2)	0
Marriott International, Inc.	BOA	(1.000%	)	09/20/2016	0.951%		600	(2)	10	(12)
Marriott International, Inc.	BOA	(1.000%	)	03/20/2017	1.072%		1,200	3	(5)	8
Marriott International, Inc.	BOA	(1.000%	)	06/20/2017	1.123%		600	3	(5)	8
Marriott International, Inc.	GST	(1.000%	)	09/20/2016	0.951%		100	(1)	2	(3)
Marriott International, Inc.	UAG	(1.000%	)	03/20/2017	1.072%		300	1	(2)	3
Noble Corp.	FBF	(1.000%	)	03/20/2017	1.306%		200	2	0	2
Nordstrom, Inc.	BOA	(1.000%	)	09/20/2016	0.899%		100	0	0	0
Nordstrom, Inc.	FBF	(1.000%	)	09/20/2016	0.899%		200	(1)	(1)	0
Northrop Grumman Systems Corp.	JPM	(1.000%	)	06/20/2017	0.500%		400	(10)	(13)	3
Rabobank Group	CBK	(1.000%	)	03/20/2017	1.173%	EUR	300	3	4	(1)
Raytheon Co.	CBK	(1.000%	)	06/20/2017	0.476%		$300	(7)	(9)	2
Raytheon Co.	FBF	(1.000%	)	09/20/2016	0.407%		300	(8)	(9)	1
Raytheon Co.	JPM	(1.000%	)	06/20/2017	0.476%		400	(11)	(13)	2
Ryder System, Inc.	BOA	(1.000%	)	03/20/2016	1.377%		600	8	5	3
Ryder System, Inc.	BPS	(1.000%	)	09/20/2016	1.503%		300	6	2	4
Ryder System, Inc.	MYC	(1.000%	)	09/20/2016	1.503%		300	6	2	4
Ryder System, Inc.	UAG	(1.000%	)	06/20/2016	1.444%		100	2	1	1
Sempra Energy	BRC	(1.100%	)	03/20/2014	0.334%		100	(2)	0	(2)
Southwest Airlines Co.	BOA	(1.000%	)	03/20/2016	1.275%		300	3	4	(1)
Standard Chartered PLC	BOA	(1.000%	)	06/20/2017	1.323%	EUR	100	1	3	(2)
Standard Chartered PLC	CBK	(1.000%	)	06/20/2017	1.323%		200	4	7	(3)
Standard Chartered PLC	GST	(1.000%	)	06/20/2017	1.323%		200	4	7	(3)
Starwood Hotels & Resorts Worldwide, Inc.	DUB	(1.000%	)	03/20/2017	1.361%		$200	3	1	2
Starwood Hotels & Resorts Worldwide, Inc.	FBF	(1.000%	)	03/20/2017	1.361%		300	4	1	3
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2016	1.139%		200	1	1	0
Starwood Hotels & Resorts Worldwide, Inc.	GST	(1.000%	)	03/20/2017	1.361%		100	2	1	1
Sweden Government Bond	BOA	(0.250%	)	09/20/2021	0.724%		900	36	17	19
Sweden Government Bond	BPS	(0.250%	)	09/20/2021	0.724%		300	12	5	7
Target Corp.	BOA	(1.000%	)	09/20/2016	0.393%		300	(8)	(6)	(2)
Target Corp.	BOA	(1.000%	)	03/20/2017	0.444%		1,500	(39)	(36)	(3)
Target Corp.	BOA	(1.000%	)	06/20/2017	0.465%		300	(8)	(9)	1
Target Corp.	FBF	(1.000%	)	06/20/2017	0.465%		300	(8)	(9)	1
Target Corp.	JPM	(1.000%	)	09/20/2016	0.393%		400	(11)	(9)	(2)
Target Corp.	MYC	(1.000%	)	06/20/2016	0.374%		300	(8)	(7)	(1)
Turkey Government International Bond	CBK	(1.000%	)	03/20/2021	2.710%		500	63	37	26
Union Pacific Corp.	FBF	(1.000%	)	09/20/2016	0.342%		300	(8)	(9)	1
United Parcel Service of America, Inc.	FBF	(1.000%	)	09/20/2016	0.341%		300	(8)	(9)	1
United Parcel Service of America, Inc.	JPM	(1.000%	)	03/20/2021	0.610%		100	(3)	(3)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2017	0.450%		600	(16)	(19)	3
Wal-Mart Stores, Inc.	BOA	(1.000%	)	03/20/2021	0.649%		300	(9)	(9)	0
Wal-Mart Stores, Inc.	BOA	(1.000%	)	06/20/2021	0.657%		300	(9)	(7)	(2)
Wells Fargo & Co.	BOA	(1.000%	)	09/20/2016	0.852%		400	(2)	4	(6)
Wells Fargo & Co.	BOA	(1.000%	)	12/20/2016	0.894%		300	(1)	7	(8)
Wells Fargo & Co.	DUB	(1.000%	)	09/20/2016	0.852%		800	(6)	8	(14)
Wells Fargo & Co.	DUB	(1.000%	)	12/20/2016	0.894%		300	(2)	7	(9)
Wells Fargo & Co.	MYC	(1.000%	)	12/20/2016	0.894%		400	(2)	10	(12)
Williams Cos., Inc.	BRC	(1.000%	)	09/20/2016	1.270%		300	3	7	(4)

								$244	$100	$144

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Ally Financial, Inc.	DUB	5.000%	12/20/2020	4.003%	$600	$37	$26	$11
BP Capital Markets America, Inc.	DUB	5.000%	06/20/2015	0.876%	200	25	7	18
Brazil Government International Bond	BRC	1.000%	09/20/2021	1.859%	600	(42)	(26)	(16)
Brazil Government International Bond	HUS	1.000%	09/20/2021	1.859%	500	(34)	(21)	(13)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.859%	700	(48)	(31)	(17)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	200	(1)	(10)	9
Ensco PLC	FBF	1.000%	03/20/2014	0.633%	500	3	(4)	7
International Lease Finance Corp.	CBK	5.000%	06/20/2019	4.287%	800	32	(53)	85
SLM Corp.	BOA	5.000%	03/20/2016	3.847%	300	12	0	12

						$(16)	$(112)	$96

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (4)		Market Value (5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
iTraxx Europe 9 10-Year Index 22-100%	UAG	(0.250%	)	06/20/2018	EUR	6,100	$205	$48	$157
iTraxx Europe 12 Index	GST	(1.000%	)	12/20/2014		600	9	(10)	19
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016		2,200	302	291	11
iTraxx Europe 16 Index	BOA	(1.000%	)	12/20/2016		1,700	59	37	22
iTraxx Europe 17 Index	DUB	(1.000%	)	06/20/2017		3,500	132	39	93
iTraxx Europe 17 Index	MYC	(1.000%	)	06/20/2017		2,300	87	24	63
iTraxx Europe Senior Financials 16 Index	MYC	(1.000%	)	12/20/2016		700	62	49	13
iTraxx Europe Senior Financials 17 Index	MYC	(1.000%	)	06/20/2017		1,800	161	92	69
iTraxx Japan 16 5-Year Index	BOA	(1.000%	)	12/20/2016	JPY	30,000	9	16	(7)
iTraxx Japan 16 5-Year Index	BRC	(1.000%	)	12/20/2016		10,000	3	5	(2)
iTraxx Japan 16 5-Year Index	FBF	(1.000%	)	12/20/2016		20,000	6	10	(4)
iTraxx Japan 16 5-Year Index	GST	(1.000%	)	12/20/2016		20,000	6	10	(4)

							$1,041	$611	$430

Credit Default Swaps on Credit Indices - Sell Protection (2)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (4)	Market Value (5)	Premiums (Received)	Unrealized Appreciation
ABX.HE.AAA.6-1 Index	FBF	0.180%	07/25/2045	$245	$(24)	$(36)	$12
ABX.HE.AAA.6-1 Index	JPM	0.180%	07/25/2045	430	(40)	(62)	22

					$(64)	$(98)	$34

(1)

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	1-Day EUR-EONIA Compounded-OIS	0.348%	03/20/2013	MYC	EUR	37,100	$18	$0	$18
Pay	1-Day EUR-EONIA Compounded-OIS	0.350%	03/20/2013	GLM		36,800	18	0	18
Pay	1-Day EUR-EONIA Compounded-OIS	0.370%	03/20/2013	DUB		71,200	39	0	39
Receive	1-Day EUR-EONIA Compounded-OIS	0.570%	03/19/2014	DUB		71,200	(49)	0	(49)
Receive	1-Day EUR-EONIA Compounded-OIS	0.568%	03/19/2014	GLM		36,800	(25)	0	(25)
Receive	1-Day EUR-EONIA Compounded-OIS	0.515%	03/19/2014	MYC		37,100	(19)	0	(19)
Pay	1-Year BRL-CDI	9.930%	01/02/2015	MYC	BRL	15,600	237	11	226
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		1,300	20	1	19
Pay	1-Year BRL-CDI	9.940%	01/02/2015	GLM		1,700	26	0	26
Pay	1-Year BRL-CDI	9.980%	01/02/2015	JPM		1,100	18	0	18
Pay	1-Year BRL-CDI	10.135%	01/02/2015	HUS		8,100	140	26	114
Pay	1-Year BRL-CDI	10.605%	01/02/2015	MYC		8,600	188	40	148
Receive	3-Month EUR-EURIBOR	0.805%	03/20/2013	DUB	EUR	71,200	(70)	0	(70)
Receive	3-Month EUR-EURIBOR	0.760%	03/20/2013	GLM		36,800	(31)	0	(31)
Receive	3-Month EUR-EURIBOR	0.705%	03/20/2013	MYC		37,100	(26)	0	(26)
Pay	3-Month EUR-EURIBOR	0.840%	03/19/2014	MYC		37,100	29	0	29
Pay	3-Month EUR-EURIBOR	0.910%	03/19/2014	GLM		36,800	34	0	34
Pay	3-Month EUR-EURIBOR	0.935%	03/19/2014	DUB		71,200	71	0	71
Pay	3-Month SEK-STIBOR	2.500%	09/15/2016	BRC	SEK	15,100	41	(6)	47
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	BOA	AUD	400	(3)	2	(5)
Pay	6-Month AUD Bank Bill	4.250%	03/15/2023	BOA		400	6	2	4
Pay	6-Month AUD-BBR-BBSW	4.750%	12/14/2017	UAG		3,300	167	15	152
Pay	6-Month AUD-BBR-BBSW	4.750%	12/15/2017	UAG		3,300	168	24	144
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	BRC		4,600	221	23	198
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	FBF		4,500	215	22	193
Pay	6-Month AUD-BBR-BBSW	4.750%	03/15/2018	RYL		4,800	230	(15)	245
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023	BRC		900	13	3	10
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	FBF	JPY	110,000	(44)	(13)	(31)
Receive	6-Month JPY-LIBOR	1.000%	12/21/2018	RYL		940,000	(382)	(116)	(266)
Pay	28-Day MXN-TIIE	6.500%	03/05/2013	MYC	MXN	63,600	58	(1)	59
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		21,100	198	68	130
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		7,100	67	24	43

							$1,573	$110	$1,463

(l)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.000%	11/19/2012		$3,900	$9	$0
Put - OTC 30-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,600	88	9
Put - OTC 30-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	7.000%	12/13/2013		13,000	208	5
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	2.750%	07/30/2012		1,600	96	9
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.273%	09/24/2012		3,300	186	9
Put - OTC 30-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	2.905%	03/07/2013		2,300	185	85
Put - OTC 30-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	4.650%	12/13/2013		8,200	929	62
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	500	30	1
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		3,300	410	69
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		1,000	51	2
Put - OTC 30-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.800%	12/18/2013		1,900	208	39

								$2,400	$290

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC CDX.HY-17 5-Year Index	BOA	Sell	98.250%	09/19/2012	$2,400	$35	$27
Call - OTC CDX.HY-17 5-Year Index	CBK	Sell	98.000%	09/19/2012	1,200	21	15

						$56	$42

Foreign Currency Options

Description	Counterparty	Exercise Price	Expiration Date	Notional Amount	Cost	Market Value
Call - OTC USD versus CNY	BRC	CNY 6.450	12/13/2012	$3,800	$11	$10
Call - OTC USD versus CNY	UAG	6.678	12/13/2012	1,400	12	1
Call - OTC USD versus CNY	UAG	6.684	12/13/2012	1,300	11	1
Call - OTC USD versus CNY	DUB	6.533	01/08/2013	1,900	13	4
Call - OTC USD versus CNY	DUB	6.545	01/09/2013	1,484	10	3
Call - OTC USD versus CNY	DUB	6.548	01/09/2013	1,485	10	3
Call - OTC USD versus CNY	DUB	6.445	03/06/2013	1,250	7	6
Call - OTC USD versus CNY	HUS	6.450	03/06/2013	1,250	7	6
Call - OTC USD versus CNY	DUB	6.336	04/11/2013	4,700	60	61

					$141	$95

Options on Indices

Description	Index Value	Expiration Date	# of Contracts	Cost	Market Value
Put - CBOE S&P 500 Index	1,315.000	07/21/2012	19	$49	$13

Straddle Options

Description	Counterparty	Exercise Level (6)	Expiration Date	Notional Amount	Cost (6)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$400	$35	$32
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	900	76	70
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	400	35	33
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	400	34	31
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	2,700	236	220
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	400	35	33
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	800	67	62
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	900	76	70
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	08/16/2012	1,800	214	203
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	11/21/2012	2,100	233	234
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	08/16/2012	2,000	238	225
Call & Put - OTC 6-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	11/21/2012	2,400	266	268

					$1,545	$1,481

(6)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	1.000%	11/19/2012		$3,900	$22	$(1)
Call - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		900	6	(15)
Put - OTC 5-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		900	21	(6)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.400%	03/18/2013		12,400	80	(203)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.400%	03/18/2013		12,400	305	(77)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	2,100	31	0
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		4,300	56	0
Put - OTC 10-Year Interest Rate Swap	BOA	3-Month USD-LIBOR	Pay	3.150%	09/24/2012		$7,900	44	(1)
Call - OTC 10-Year Interest Rate Swap	GLM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013	EUR	4,200	86	(429)
Call - OTC 10-Year Interest Rate Swap	JPM	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,100	19	(112)
Call - OTC 10-Year Interest Rate Swap	MYC	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		1,600	28	(163)
Call - OTC 10-Year Interest Rate Swap	RYL	6-Month EUR-EURIBOR	Receive	3.000%	03/11/2013		2,700	52	(276)

								$750	$(1,283)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-17 5-Year Index	BOA	Buy	0.900%	09/19/2012	$11,600	$35	$(13)
Call - OTC CDX.IG-17 5-Year Index	JPM	Buy	1.000%	12/19/2012	4,200	17	(15)
Put - OTC CDX.IG-17 5-Year Index	JPM	Sell	2.000%	12/19/2012	4,200	32	(9)
Call - OTC CDX.IG-17 5-Year Index	MYC	Buy	0.900%	09/19/2012	5,800	20	(7)

						$104	$(44)

(n) Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	1,890		$2,408	BPS	$16	$0	$16
07/2012		2,212		2,895	BRC	95	0	95
07/2012		2,212		2,900	DUB	100	0	100
07/2012		2,212		2,898	FBF	98	0	98
07/2012		705		872	HUS	0	(20)	(20)
07/2012		1,889		2,409	JPM	18	0	18
07/2012	GBP	1,259		1,987	GSC	15	0	15
07/2012		1,258		1,984	HUS	13	0	13
07/2012	INR	29,435		539	DUB	11	0	11
07/2012		80,705		1,480	HUS	34	0	34
07/2012		40,913		750	UAG	17	0	17
07/2012	KRW	31,405		28	UAG	0	0	0
07/2012	MYR	12,642		4,102	BRC	112	0	112
07/2012		$9,047	EUR	7,149	BPS	66	(65)	1
07/2012		598		470	BRC	0	(4)	(4)
07/2012		87		66	DUB	0	(4)	(4)
07/2012		1,053		833	JPM	3	(2)	1
07/2012		3,928	GBP	2,517	UAG	14	0	14
07/2012		50	INR	2,842	HUS	1	0	1
07/2012		2,902		148,210	JPM	0	(245)	(245)
07/2012		27	KRW	31,405	BRC	0	0	0
07/2012		4,085	MYR	12,597	JPM	0	(109)	(109)
07/2012		14		45	UAG	0	0	0
08/2012	AUD	8,612		$8,608	BOA	0	(176)	(176)
08/2012	BRL	5,527		2,827	BRC	93	0	93
08/2012	EUR	3,779		4,717	BPS	0	(66)	(66)
08/2012	GBP	2,517		3,927	UAG	0	(14)	(14)
08/2012	HKD	4,794		618	BRC	0	0	0
08/2012		5,524		712	CBK	0	0	0
08/2012	HUF	244,4456		1,108	JPM	32	0	32
08/2012	MXN	12,118		927	JPM	22	0	22
08/2012		$507	BRL	991	HUS	0	(17)	(17)
08/2012		1,329	HKD	10,319	UAG	1	0	1
08/2012		22	MXN	303	JPM	1	0	1
08/2012		22		303	UAG	1	0	1
08/2012		1	SGD	1	UAG	0	0	0
09/2012	CAD	182		$177	FBF	0	(1)	(1)
09/2012		11		11	RBC	0	0	0
09/2012	JPY	418,282		5,346	BPS	108	0	108
09/2012		41,489		523	RYL	4	0	4
09/2012	KRW	31,404		27	BRC	0	0	0
09/2012	MXN	3,979		306	BRC	10	0	10
09/2012		8,167		628	HUS	21	0	21
09/2012		4,046		311	JPM	10	0	10
09/2012		16,128		1,240	UAG	41	0	41
09/2012		$2,244	BRL	4,606	MSC	22	0	22
09/2012		109	CAD	112	UAG	1	0	1
09/2012		1,482	MXN	20,945	HUS	76	0	76
10/2012	INR	2,842		$49	HUS	0	(1)	(1)
10/2012	MYR	45		14	UAG	0	0	0
11/2012	TWD	27,863		935	CBK	0	(5)	(5)
11/2012		63,056		2,116	UAG	0	(10)	(10)
11/2012		$1,200	BRL	2,381	MSC	0	(39)	(39)
11/2012		587		1,165	UAG	0	(19)	(19)
11/2012		3,104	TWD	91,466	BRC	0	(20)	(20)
02/2013		2,845	CNY	17,953	DUB	0	(33)	(33)
02/2013		572		3,588	GST	0	(10)	(10)
02/2013		3,938		25,028	JPM	0	(18)	(18)
02/2013		11,524		72,644	UAG	0	(146)	(146)
08/2013		283		1,790	UAG	0	(5)	(5)
10/2016	JPY	253,014		$3,576	DUB	211	0	211

						$1,267	$(1,029)	$238

(o) Fair Value Measurements (1)

(i)	The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,085	$0	$3,085
Corporate Bonds & Notes
Banking & Finance	300	19,700	0	20,000
Industrials	0	2,543	249	2,792
Utilities	0	5,598	0	5,598
Municipal Bonds & Notes
Alaska	0	4,741	0	4,741
Arizona	0	3,062	0	3,062
California	0	27,758	0	27,758
Colorado	0	6,047	0	6,047
Florida	0	9,242	0	9,242
Georgia	0	4,232	0	4,232
Hawaii	0	868	0	868
Illinois	0	6,548	0	6,548
Indiana	0	7,408	0	7,408
Iowa	0	1,917	0	1,917
Kansas	0	417	0	417
Maryland	0	945	0	945
Massachusetts	0	5,129	0	5,129
Michigan	0	3,533	0	3,533
Minnesota	0	1,344	0	1,344
Nebraska	0	443	0	443
Nevada	0	2,216	0	2,216
New Jersey	0	12,735	0	12,735
New York	0	49,226	0	49,226
North Carolina	0	1,317	0	1,317
Ohio	0	7,956	0	7,956
Oklahoma	0	1,803	0	1,803
Oregon	0	609	0	609
Pennsylvania	0	1,358	0	1,358
Tennessee	0	548	0	548
Texas	0	17,061	0	17,061
Virginia	0	490	0	490
Washington	0	8,471	0	8,471
West Virginia	0	147	0	147
Wisconsin	0	1,130	0	1,130
U.S. Government Agencies	0	754	0	754
U.S. Treasury Obligations	0	20,798	0	20,798
Mortgage-Backed Securities	0	8,283	0	8,283
Asset-Backed Securities	0	7,647	0	7,647
Sovereign Issues	0	4,761	0	4,761
Short-Term Instruments
Repurchase Agreements	0	4,748	0	4,748
U.S. Treasury Bills	0	2,137	0	2,137
Purchased Options
Credit Contracts	0	42	0	42
Equity Contracts	13	0	0	13
Foreign Exchange Contracts	0	95	0	95
Interest Rate Contracts	0	290	1,481	1,771
	$313	$269,182	$1,730	$271,225

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	901	0	901
Foreign Exchange Contracts	0	1,267	0	1,267
Interest Rate Contracts	720	2,087	134	2,941
	$720	$4,255	$134	$5,109

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,098)	0	(2,098)
Foreign Exchange Contracts	0	(1,029)	0	(1,029)
Interest Rate Contracts	(5)	(6,647)	(127)	(6,779)

	$(5)	$(9,774)	$(127)	$(9,906)

Totals	$1,028	$263,663	$1,737	$266,428

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$262	$0	$(12)	$0	$0	$(1)	$0	$0	$249	$0
Purchased Options
Interest Rate Contracts	1,477	1,093	(1,089)	0	(67)	67	0	0	1,481	(11)

	$1,739	$1,093	$(1,101)	$0	$(67)	$66	$0	$0	$1,730	$(11)
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$(60)	$0	$0	$0	$0	$194	$0	$0	$134	$170

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(32)	$0	$0	$0	$0	$(95)	$0	$0	$(127)	$(95)

Totals	$1,647	$1,093	$(1,101)	$0	$(67)	$165	$0	$0	$1,737	$64

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$249	Third Party Vendor	Broker Quote	114.13
Purchased Options
Interest Rate Contracts	1,481	Indicative Market Quotations	Broker Quote	7.79 - 11.26
Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	134	Indicative Market Quotations	Broker Quote	0.06 - 0.08
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(127)	Indicative Market Quotations	Broker Quote	(0.05) - (0.08)

Total	$1,737

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Asset-Backed Securities Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 4.0%
BANKING & FINANCE 1.4%
Charlotte Gateway Village LLC
6.410% due 12/01/2016	$1,013	$1,015
Citigroup, Inc.
1.919% due 01/13/2014	5,600	5,578
Preferred Term Securities Ltd.
1.018% due 03/24/2034	1,736	1,059
Prudential Financial, Inc.
6.625% due 12/01/2037	1,000	1,136

		8,788

INDUSTRIALS 2.6%
CVS Pass-Through Trust
5.880% due 01/10/2028	1,655	1,818
Masco Corp.
5.875% due 07/15/2012	5,000	5,004
Northwest Airlines Pass-Through Trust
0.946% due 02/06/2015	1,205	1,164
Times Square Hotel Trust
8.528% due 08/01/2026	6,376	6,807
UAL Pass-Through Trust
6.636% due 01/02/2024	1,558	1,629

		16,422

Total Corporate Bonds & Notes (Cost $25,213)		25,210

MUNICIPAL BONDS & NOTES 0.6%
TEXAS 0.2%
North Texas Higher Education Authority Revenue Bonds, Series 2011
1.472% due 04/01/2040	1,234	1,240

WEST VIRGINIA 0.4%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	3,725	2,809

Total Municipal Bonds & Notes (Cost $4,741)		4,049

U.S. GOVERNMENT AGENCIES 14.9%
Fannie Mae
0.305% due 07/25/2037	6,140	5,904
0.375% due 03/25/2036	125	117
0.485% due 08/25/2031 - 05/25/2032	322	295
0.650% due 09/17/2027	5	5
0.695% due 02/25/2033	305	307
0.700% due 06/25/2021 - 10/25/2021	55	55
0.750% due 01/25/2020 - 03/25/2022	101	101
0.755% due 10/25/2031	6	6
0.800% due 12/25/2021	19	19
0.843% due 11/18/2031	12	12
0.895% due 11/25/2031	216	219
0.950% due 04/25/2022	15	16
1.000% due 05/25/2022	30	30
1.100% due 05/25/2018 - 10/25/2020	79	80
1.150% due 08/25/2023	41	42
1.245% due 04/25/2032	25	26
1.250% due 12/25/2023	53	54
1.310% due 12/25/2021	6	6
1.347% due 10/01/2044	37	38
1.353% due 03/01/2044 - 10/01/2044	147	149
1.400% due 10/25/2022 - 09/25/2023	37	37
1.553% due 11/01/2030 - 10/01/2040	118	121
1.623% due 02/01/2033	446	464
1.750% due 12/25/2023	67	69
2.030% due 11/01/2035	9	10
2.123% due 02/01/2035	42	44
2.130% due 03/01/2030	13	13
2.150% due 09/01/2033	79	83
2.152% due 06/01/2033	48	51
2.163% due 03/01/2035	76	80
2.172% due 12/01/2035	45	48
2.182% due 05/01/2036	32	34
2.200% due 08/01/2033	65	67
2.217% due 11/01/2032	148	156

2.220% due 10/01/2031	33	34
2.229% due 05/01/2034	104	110
2.245% due 09/01/2030	31	33
2.250% due 03/01/2029 - 12/01/2036	145	153
2.251% due 10/01/2032 - 07/01/2035	131	138
2.253% due 04/01/2018	7	7
2.260% due 08/01/2032	20	21
2.272% due 09/01/2033	19	20
2.273% due 11/01/2034	6	6
2.280% due 08/01/2033	126	134
2.303% due 01/01/2035	36	39
2.308% due 09/01/2033	26	27
2.315% due 03/01/2027	50	53
2.328% due 10/01/2034	21	23
2.337% due 02/01/2035	62	65
2.375% due 09/01/2032 - 09/01/2033	60	63
2.376% due 04/01/2036	11	11
2.377% due 07/01/2033	39	42
2.400% due 01/01/2033	48	49
2.405% due 07/01/2034	55	56
2.413% due 10/01/2026 - 11/01/2040	139	142
2.432% due 04/01/2034	12	13
2.465% due 05/01/2031	12	12
2.477% due 09/01/2033	78	82
2.493% due 10/01/2033 - 03/01/2035	81	85
2.500% due 09/01/2033	21	21
2.535% due 11/01/2034	79	84
2.542% due 06/01/2033	27	27
2.556% due 05/25/2035	1,198	1,250
2.570% due 11/01/2024	80	81
2.574% due 12/01/2033	2	2
2.589% due 07/01/2033	42	45
2.592% due 12/01/2036	72	77
2.641% due 12/01/2036	70	75
2.715% due 05/01/2033	152	160
2.728% due 03/01/2033	4	4
2.730% due 08/01/2035	76	82
2.742% due 04/01/2033	35	37
2.744% due 03/01/2035	29	31
2.785% due 01/01/2037	45	48
2.806% due 05/01/2025	5	5
2.875% due 09/01/2015 - 01/01/2029	113	119
2.877% due 03/01/2032	35	36
2.879% due 06/01/2033	142	146
3.000% due 09/01/2033	4	5
3.677% due 05/01/2036	84	86
3.681% due 01/01/2015	7	7
4.000% due 11/25/2033 - 08/01/2042	32,703	34,802
4.220% due 11/01/2019	19	19
4.250% due 10/01/2027 - 03/25/2033	12	12
4.500% due 09/25/2018 - 05/01/2040	20,968	23,264
4.758% due 12/01/2014	3	3
4.790% due 12/01/2017	9	9
4.800% due 02/01/2018	6	6
4.865% due 03/01/2019	6	6
5.000% due 06/25/2023 - 11/25/2032	478	530
5.370% due 08/25/2043	415	428
5.500% due 04/25/2017 - 09/25/2035	2,472	2,958
5.508% due 04/01/2036	89	96
6.000% due 03/25/2016	14	14
6.440% due 07/01/2036	717	881
6.500% due 06/25/2028	63	70
6.510% due 08/01/2036	1,021	1,257
6.525% due 05/25/2037 (a)	6,507	1,045
6.770% due 01/18/2029	96	96
7.000% due 02/01/2019 - 07/25/2042	38	43
7.500% due 08/25/2021 - 07/25/2022	80	94
7.875% due 11/01/2018	9	10
8.500% due 05/01/2017 - 04/01/2032	295	332
9.375% due 04/01/2016	72	81
15.350% due 08/25/2021	42	58
Freddie Mac
0.492% due 10/15/2032	35	35
0.505% due 08/25/2031	145	141
0.592% due 12/15/2029	33	33
0.605% due 10/25/2029	2	2
0.692% due 12/15/2031	13	13
0.700% due 02/15/2024	10	10
0.792% due 08/15/2031	48	48
0.800% due 04/15/2022	8	8
0.900% due 03/15/2020	27	27
0.950% due 06/15/2022	32	32
1.000% due 10/15/2022	20	21
1.090% due 09/25/2023	675	685
1.176% due 05/15/2023	53	54
1.200% due 02/15/2021	13	13

1.315% due 10/25/2044	6,810	6,837
1.350% due 05/15/2023	18	18
1.353% due 02/25/2045	43	42
1.526% due 07/25/2044	1,576	1,640
1.625% due 02/01/2017	4	4
2.108% due 09/01/2035	32	33
2.232% due 10/01/2034	64	68
2.233% due 02/01/2035	64	68
2.261% due 03/01/2028	9	10
2.279% due 09/01/2028	24	25
2.314% due 08/01/2029	1	1
2.331% due 10/01/2033	8	8
2.333% due 04/01/2032	161	163
2.348% due 04/01/2033	7	7
2.355% due 12/01/2033 - 04/01/2034	307	325
2.362% due 11/01/2034	110	116
2.365% due 11/01/2023 - 09/01/2033	152	160
2.368% due 02/01/2022	10	11
2.370% due 01/01/2035	18	19
2.372% due 02/01/2035	122	131
2.375% due 08/01/2032 - 11/01/2034	133	141
2.384% due 02/01/2026	10	11
2.401% due 11/01/2027	93	93
2.500% due 08/01/2023	24	25
2.519% due 03/01/2032	117	125
2.520% due 02/01/2036	58	62
2.534% due 03/01/2030	38	38
2.556% due 02/01/2035	34	37
2.558% due 01/01/2035	66	70
2.590% due 09/01/2035	61	65
2.612% due 01/01/2035	43	44
2.617% due 08/01/2030	61	62
2.659% due 07/01/2037	73	77
2.673% due 02/01/2035	70	74
2.870% due 01/01/2032	10	10
3.097% due 04/01/2035	178	181
3.100% due 03/01/2033	15	15
4.000% due 10/15/2033	283	308
4.500% due 08/15/2017 - 09/15/2018	157	165
5.000% due 08/15/2019 - 02/15/2036	741	866
5.434% due 05/01/2026	33	33
5.500% due 05/15/2036	140	157
5.593% due 04/01/2036	60	64
5.814% due 08/01/2031	164	173
6.500% due 10/15/2013 - 07/25/2043	989	1,135
7.000% due 06/15/2029	90	95
7.500% due 02/15/2023 - 01/15/2031	34	40
8.000% due 03/15/2023	53	54
9.250% due 11/15/2019	8	9
9.500% due 04/15/2020	11	12
16.717% due 09/15/2014	3	4
Ginnie Mae
0.644% due 02/20/2029	3	3
1.625% due 01/20/2023 - 10/20/2033	447	461
2.000% due 07/20/2030	94	98
2.125% due 01/20/2034	50	52
2.375% due 04/20/2017 - 05/20/2032	216	225
3.000% due 04/20/2018 - 04/20/2019	24	25
4.000% due 04/20/2016 - 04/20/2019	19	20

Total U.S. Government Agencies (Cost $90,453)		94,655

U.S. TREASURY OBLIGATIONS 31.9%
U.S. Treasury Bonds
9.875% due 11/15/2015 (c)(e)(f)	14,800	19,441
U.S. Treasury Notes
1.250% due 08/31/2015 (c)(f)	37,000	37,931
2.125% due 12/31/2015	42,000	44,353
2.375% due 08/31/2014 (c)	1,600	1,670
3.125% due 10/31/2016 (c)(d)	90,100	99,659

Total U.S. Treasury Obligations (Cost $202,821)		203,054

MORTGAGE-BACKED SECURITIES 35.4%
American Home Mortgage Investment Trust
2.736% due 02/25/2045	285	248
2.737% due 06/25/2045	200	164
Banc of America Funding Corp.
2.301% due 01/26/2037	210	207
5.700% due 01/20/2047	47	29
Banc of America Mortgage Securities, Inc.
2.747% due 12/25/2033	357	332
2.752% due 10/25/2035	2,650	2,130
2.762% due 11/25/2033	106	106
2.832% due 11/25/2034	267	219
2.997% due 05/25/2033	162	160
2.998% due 07/25/2033	344	314
3.109% due 06/25/2034	316	302
3.184% due 02/25/2033	114	102

Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035	378	332
2.576% due 02/25/2036	565	362
2.658% due 08/25/2033	56	56
2.844% due 04/25/2034	251	215
2.844% due 10/25/2034	220	212
2.853% due 04/25/2034	1,859	1,567
2.897% due 02/25/2033	19	16
2.922% due 01/25/2034	187	186
2.951% due 10/25/2034	228	178
2.955% due 11/25/2030	24	24
2.956% due 02/25/2034	2,667	2,486
2.993% due 05/25/2033	682	418
3.096% due 07/25/2034	2	2
3.123% due 05/25/2047	2,259	1,501
3.189% due 05/25/2034	64	55
3.225% due 05/25/2034	23	22
Bear Stearns Alt-A Trust
2.665% due 01/25/2036 ^	1,558	773
2.673% due 04/25/2035	228	172
2.699% due 12/25/2033	1,185	1,152
2.821% due 02/25/2036 ^	33	15
2.883% due 05/25/2035	568	454
2.935% due 08/25/2036 ^	1,349	685
5.543% due 08/25/2036 ^	3,544	2,081
Bear Stearns Commercial Mortgage Securities
0.892% due 03/15/2019	1,872	1,799
Bear Stearns Mortgage Securities, Inc.
3.504% due 06/25/2030	65	64
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	1,613	905
2.846% due 01/26/2036	2,545	1,515
Bella Vista Mortgage Trust
0.494% due 05/20/2045	110	60
CBA Commercial Small Balance Commercial Mortgage
0.525% due 12/25/2036	527	386
CC Mortgage Funding Corp.
0.739% due 01/25/2035	1,191	503
Chase Mortgage Finance Corp.
5.179% due 01/25/2036	206	13
Citigroup Mortgage Loan Trust, Inc.
0.575% due 12/25/2034	654	587
1.045% due 08/25/2035	545	337
2.580% due 10/25/2035	325	286
2.600% due 05/25/2035	124	115
2.644% due 08/25/2035	510	480
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	331	240
Commercial Mortgage Pass-Through Certificates
0.460% due 02/05/2019	360	350
2.452% due 05/15/2045 (a)	15,984	2,215
5.665% due 02/05/2019	3,000	2,944
8.074% due 08/15/2033	859	854
Community Program Loan Trust
4.500% due 04/01/2029	490	497
Countrywide Alternative Loan Trust
0.435% due 09/25/2046	1,695	899
0.435% due 11/25/2046	135	75
0.439% due 12/20/2046	6,077	3,291
0.444% due 07/20/2046	2,957	1,104
0.454% due 03/20/2046	962	481
0.454% due 07/20/2046	2,576	963
0.495% due 05/25/2035	375	129
0.515% due 02/25/2036	364	205
0.525% due 12/25/2035	467	308
0.535% due 11/25/2035	138	70
0.555% due 10/25/2035	193	106
0.564% due 11/20/2035	988	551
0.575% due 10/25/2035	172	87
0.645% due 03/25/2034	24	23
0.745% due 05/25/2035	1,180	831
0.745% due 09/25/2047	65	5
1.015% due 11/25/2035	6,532	3,741
1.035% due 08/25/2046	4,149	2,276
1.147% due 02/25/2036	1,449	944
5.477% due 08/25/2036	325	327
5.500% due 08/25/2034	26	26
5.500% due 03/25/2036	150	88
5.750% due 03/25/2037	1,360	931
6.000% due 10/25/2032	6	6
6.250% due 12/25/2033	324	337
6.250% due 08/25/2037 ^	777	482
6.500% due 11/25/2031	340	360

Countrywide Home Loan Mortgage Pass-Through Trust
0.535% due 04/25/2035	129	80
0.545% due 03/25/2035	100	61
0.565% due 03/25/2035	7,300	4,341
0.585% due 02/25/2035	250	177
0.635% due 02/25/2035	357	168
0.645% due 08/25/2018	52	50
0.705% due 09/25/2034	519	162
0.785% due 02/25/2035	537	453
1.942% due 06/19/2031	8	7
2.595% due 02/20/2036	730	543
2.610% due 02/20/2036	483	310
2.693% due 02/19/2034	55	27
2.709% due 02/20/2035	10	9
2.739% due 02/19/2034	63	61
2.902% due 08/25/2034	494	385
2.925% due 07/19/2033	193	178
2.926% due 04/25/2035	381	61
2.965% due 05/19/2033	40	36
3.070% due 02/25/2034	302	264
4.500% due 10/25/2018	224	230
5.000% due 11/25/2018	85	87
5.500% due 08/25/2033	571	494
Credit Suisse First Boston Mortgage Securities Corp.
0.888% due 03/25/2032	97	72
2.459% due 06/25/2033	744	703
2.623% due 07/25/2033	79	76
2.712% due 10/25/2033	505	470
2.934% due 12/25/2032	91	74
5.500% due 11/25/2035	663	509
5.750% due 04/25/2033	82	86
6.250% due 07/25/2035	1,084	1,109
6.500% due 04/25/2033	38	40
7.000% due 02/25/2033	44	48
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	7,405	7,062
3.016% due 07/27/2036	653	647
4.396% due 08/27/2037	197	189
5.383% due 02/15/2040	500	526
5.509% due 04/15/2047	2,000	2,229
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	500	549
DBUBS Mortgage Trust
3.642% due 08/10/2044	1,100	1,190
Downey Savings & Loan Association Mortgage Loan Trust
1.087% due 04/19/2047	1,587	951
Drexel Burnham Lambert CMO Trust
0.995% due 05/01/2016	18	18
First Horizon Alternative Mortgage Securities
2.592% due 06/25/2034	4,576	4,076
2.592% due 11/25/2035 ^	3,827	2,577
2.614% due 03/25/2035	472	325
First Horizon Asset Securities, Inc.
2.616% due 02/25/2035	413	388
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	607	576
0.725% due 06/25/2030	66	64
GMAC Mortgage Corp. Loan Trust
3.634% due 05/25/2035	70	57
Greenpoint Mortgage Funding Trust
0.455% due 04/25/2036	513	254
0.475% due 06/25/2045	450	256
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	381	338
Greenwich Capital Acceptance, Inc.
3.087% due 06/25/2024	42	41
Greenwich Capital Commercial Funding Corp.
5.224% due 04/10/2037	50	55
GS Mortgage Securities Corp.
2.202% due 03/06/2020	4,500	4,457
GSMPS Mortgage Loan Trust
7.000% due 06/25/2043	1,598	1,622
8.000% due 09/19/2027	740	770
GSR Mortgage Loan Trust
0.595% due 01/25/2034	43	41
2.613% due 09/25/2035	67	62
2.655% due 09/25/2035	1,114	1,077
2.705% due 01/25/2036	1,130	931
Harborview Mortgage Loan Trust
0.423% due 07/19/2046	1,978	1,095
0.433% due 02/19/2046	909	540
0.463% due 05/19/2035	557	351
0.483% due 03/19/2036	642	332
0.593% due 01/19/2035	85	54
0.983% due 02/19/2034	52	45
2.200% due 11/19/2034	72	64
2.935% due 08/19/2034	465	365
2.954% due 12/19/2035	76	53
3.013% due 06/19/2045	163	77

HSI Asset Securitization Corp. Trust
3.860% due 07/25/2035	328	283
Impac CMB Trust
1.145% due 10/25/2033	420	383
Impac Secured Assets CMN Owner Trust
0.595% due 05/25/2036	253	243
0.675% due 08/25/2036	1,757	1,491
1.185% due 11/25/2034	75	69
Indymac ARM Trust
1.750% due 01/25/2032	18	15
Indymac Index Mortgage Loan Trust
0.435% due 09/25/2046	1,318	783
0.485% due 04/25/2035	388	267
0.485% due 07/25/2035	398	263
0.525% due 03/25/2035	306	207
0.545% due 06/25/2037 ^	271	82
0.565% due 02/25/2035	1,595	1,052
1.465% due 09/25/2034	302	164
2.668% due 12/25/2034	2,480	1,920
Indymac Loan Trust
0.465% due 10/25/2013 ^	38	13
JPMorgan Alternative Loan Trust
0.745% due 06/27/2037	9,355	6,762
JPMorgan Chase Commercial Mortgage Securities Corp.
0.692% due 07/15/2019	3,000	2,836
JPMorgan Mortgage Trust
2.957% due 06/25/2035	409	323
4.852% due 04/25/2035	105	102
4.918% due 10/25/2035	191	158
4.970% due 10/25/2035	500	431
JPMorgan Re-REMIC
3.909% due 07/27/2037	144	140
5.012% due 04/20/2036	560	569
5.437% due 01/27/2047	463	473
6.000% due 02/27/2037	1,125	1,144
Kidder Peabody Mortgage Assets Trust
6.500% due 02/22/2017	21	23
LB Mortgage Trust
8.503% due 01/20/2017	91	91
LB-UBS Commercial Mortgage Trust
5.430% due 02/15/2040	100	112
MASTR Adjustable Rate Mortgages Trust
0.575% due 12/25/2034	1,670	1,216
2.592% due 12/25/2033	150	116
3.071% due 01/25/2034	2	2
MASTR Asset Securitization Trust
5.500% due 06/25/2033	514	539
5.500% due 09/25/2033	1,295	1,284
Mellon Residential Funding Corp.
0.722% due 06/15/2030	340	325
0.942% due 11/15/2031	388	379
Merrill Lynch Mortgage Investors, Inc.
2.592% due 08/25/2033	549	116
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	500	543
MLCC Mortgage Investors, Inc.
0.865% due 08/25/2028	46	44
0.885% due 10/25/2028	580	532
0.985% due 03/25/2028	94	89
1.986% due 10/25/2035	63	58
2.305% due 01/25/2029	114	114
2.329% due 04/25/2035	124	114
Morgan Stanley Capital, Inc.
5.369% due 11/14/2042	1,090	1,213
5.439% due 02/12/2044	10,000	10,537
5.692% due 04/15/2049	500	552
5.731% due 07/12/2044	3,000	3,434
Morgan Stanley Mortgage Loan Trust
0.515% due 09/25/2035	47	42
2.748% due 10/25/2034	223	196
Morgan Stanley Re-REMIC Trust
5.979% due 08/15/2045	2,900	3,300
Nomura Asset Acceptance Corp.
7.500% due 03/25/2034	1,262	1,347
Prudential Securities Secured Financing Corp.
0.000% due 05/25/2022	68	69
RBSCF Trust
6.068% due 09/17/2039	1,266	1,443
RBSSP Resecuritization Trust
2.655% due 12/26/2036	5,178	5,184
Residential Accredit Loans, Inc.
0.435% due 04/25/2046	2,597	1,460
0.455% due 04/25/2046	168	66
0.645% due 03/25/2033	90	82
3.377% due 09/25/2034	30	28

Residential Asset Mortgage Products, Inc.
7.000% due 06/25/2032	22	23
Residential Asset Securitization Trust
0.595% due 10/25/2018	77	75
0.695% due 02/25/2034	163	155
Residential Funding Mortgage Securities, Inc.
0.645% due 07/25/2018	64	62
5.500% due 12/25/2034	1,300	1,252
5.676% due 02/25/2036	197	140
6.500% due 03/25/2032	2	2
S2 Hospitality LLC
4.500% due 04/15/2025	4,000	4,022
SACO, Inc.
7.000% due 08/25/2036	19	19
Salomon Brothers Mortgage Securities, Inc.
0.745% due 05/25/2032	82	73
2.736% due 09/25/2033	22	21
8.500% due 05/25/2032	429	451
Sequoia Mortgage Trust
0.474% due 02/20/2035	460	405
0.554% due 11/20/2034	128	116
0.593% due 10/19/2026	140	129
1.004% due 10/20/2027	72	68
1.044% due 10/20/2027	136	125
1.251% due 05/20/2034	1,526	1,320
1.392% due 02/20/2034	491	416
1.604% due 10/20/2027	531	470
2.025% due 08/20/2034	524	522
2.155% due 06/20/2034	149	134
2.331% due 09/20/2032	94	90
Structured Adjustable Rate Mortgage Loan Trust
0.585% due 08/25/2035	1,634	1,349
0.735% due 06/25/2034	980	765
1.547% due 01/25/2035	733	432
2.740% due 02/25/2034	442	389
2.818% due 04/25/2034	377	325
2.853% due 03/25/2034	338	328
Structured Asset Mortgage Investments, Inc.
0.525% due 02/25/2036	654	359
0.555% due 12/25/2035	685	365
0.843% due 07/19/2034	2,146	1,319
0.943% due 03/19/2034	697	413
1.083% due 10/19/2033	165	131
4.037% due 05/02/2030	141	95
Structured Asset Securities Corp.
2.089% due 02/25/2032	32	30
2.545% due 10/25/2031	32	30
2.562% due 06/25/2033	502	437
2.834% due 06/25/2033	929	921
2.856% due 07/25/2032	15	14
3.079% due 06/25/2032	11	4
6.860% due 11/25/2032	10	10
7.500% due 10/25/2036	2,561	2,410
Travelers Mortgage Services, Inc.
2.374% due 09/25/2018	48	36
UBS Commercial Mortgage Trust
1.138% due 07/15/2024	1,409	1,358
Wachovia Bank Commercial Mortgage Trust
0.322% due 06/15/2020	51	47
0.332% due 09/15/2021	639	620
0.362% due 09/15/2021	1,000	937
1.080% due 10/15/2041 (a)	68,845	1,197
Wachovia Mortgage Loan Trust LLC
5.359% due 10/20/2035	2,079	1,970
WaMu Mortgage Pass-Through Certificates
0.505% due 11/25/2045	1,057	842
0.515% due 12/25/2045	9,724	7,740
0.535% due 07/25/2045	934	763
0.535% due 10/25/2045	5,858	4,721
0.548% due 11/25/2034	422	351
0.555% due 01/25/2045	1,693	1,415
0.558% due 11/25/2034	642	539
0.565% due 07/25/2045	5,458	4,505
0.578% due 10/25/2044	1,926	1,516
0.608% due 06/25/2044	172	121
0.608% due 07/25/2044	139	114
0.678% due 10/25/2044	2,676	2,053
0.688% due 07/25/2044	111	59
1.147% due 02/25/2046	753	584
1.217% due 01/25/2046	1,976	1,627
1.349% due 05/25/2041	274	253
1.401% due 11/25/2041	143	119
1.547% due 06/25/2042	671	546
1.547% due 08/25/2042	793	641

1.547% due 04/25/2044	1,573	1,265
1.903% due 12/19/2039	534	354
2.120% due 03/25/2033	517	511
2.369% due 04/25/2033	329	229
2.390% due 02/27/2034	1,189	1,188
2.413% due 11/25/2041	12	10
2.453% due 06/25/2033	15	15
2.476% due 08/25/2033	46	30
2.476% due 09/25/2035	300	263
2.482% due 01/25/2033	357	349
2.589% due 06/25/2034	343	343
2.713% due 02/25/2037	2,869	2,107
5.178% due 02/25/2037	1,389	977
Washington Mutual MSC Mortgage Pass-Through Certificates
0.739% due 01/25/2018	40	39
2.207% due 02/25/2033	33	29
2.523% due 11/25/2030	85	81
2.604% due 12/25/2032	571	564
5.750% due 03/25/2033	480	505
6.000% due 03/25/2033	234	242
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	1,629	1,277
2.615% due 12/25/2034	10	10
2.616% due 01/25/2035	545	548
2.622% due 03/25/2036	3,158	2,805
2.629% due 07/25/2036	981	730
2.635% due 05/25/2035	479	390
4.442% due 11/25/2033	316	321
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	5,000	5,165

Total Mortgage-Backed Securities (Cost $242,119)		225,808

ASSET-BACKED SECURITIES 38.9%
Aames Mortgage Investment Trust
1.045% due 10/25/2035	855	848
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,774	1,210
Access Group, Inc.
1.766% due 10/27/2025	1,878	1,890
Accredited Mortgage Loan Trust
0.455% due 12/25/2035	15	15
ACE Securities Corp.
1.295% due 12/25/2033	1,006	807
AFC Home Equity Loan Trust
0.515% due 04/25/2028	297	256
0.845% due 06/25/2028	720	562
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	657	657
American Home Mortgage Investment Trust
0.425% due 08/25/2035	25	7
American Residential Eagle Certificate Trust
1.245% due 05/25/2028	241	226
Ameriquest Mortgage Securities, Inc.
0.465% due 12/25/2035	74	70
0.855% due 01/25/2035	793	195
1.595% due 02/25/2033	1,916	1,454
AMMC CDO
0.703% due 08/08/2017	5,675	5,519
Amortizing Residential Collateral Trust
0.525% due 01/25/2032	40	30
0.785% due 06/25/2032	47	40
0.825% due 07/25/2032	20	16
0.945% due 08/25/2032	16	12
Amresco Residential Securities Mortgage Loan Trust
0.740% due 06/25/2028	96	83
0.800% due 06/25/2027	194	179
0.800% due 09/25/2027	355	294
Argent Securities, Inc.
0.735% due 10/25/2035	1,000	317
0.945% due 10/25/2033	2,258	2,036
Asset-Backed Funding Certificates
0.595% due 06/25/2034	5,331	3,986
0.665% due 03/25/2035	4,791	3,742
0.925% due 04/25/2033	1,031	812
1.265% due 03/25/2032	1,129	846
Asset-Backed Securities Corp. Home Equity
0.762% due 06/15/2031	100	96
0.875% due 09/25/2034	651	402
1.592% due 04/15/2033	109	92
Bayview Financial Acquisition Trust
5.500% due 12/28/2035	115	117
Bayview Financial Asset Trust
0.645% due 12/25/2039	321	245
Bear Stearns Asset-Backed Securities Trust
0.315% due 12/25/2036	309	291

0.325% due 10/25/2036	96	89
0.365% due 05/25/2037	100	86
0.695% due 12/25/2033	1,521	1,270
0.735% due 06/25/2036	1,100	869
0.745% due 09/25/2034	271	198
0.835% due 06/25/2043	1,241	1,097
0.905% due 10/25/2032	74	64
0.925% due 09/25/2035	1,881	1,776
1.045% due 10/27/2032	24	20
1.245% due 10/25/2037	5,397	991
1.245% due 11/25/2042	354	304
1.445% due 10/25/2032	238	205
1.495% due 08/25/2037	4,292	2,740
1.745% due 11/25/2042	217	183
1.845% due 10/25/2037	1,500	378
3.021% due 10/25/2036	2,424	1,607
3.183% due 07/25/2036	1,826	399
5.500% due 01/25/2034	117	121
5.500% due 06/25/2034	1,423	1,466
5.500% due 12/25/2035	438	378
5.750% due 10/25/2033	1,309	1,333
Bear Stearns Second Lien Trust
1.045% due 12/25/2036	5,000	915
Bear Stearns Structured Products, Inc.
1.245% due 03/25/2037	633	558
Carrington Mortgage Loan Trust
0.725% due 10/25/2035	1,000	521
CDC Mortgage Capital Trust
0.865% due 01/25/2033	44	33
1.295% due 01/25/2033	827	641
Centex Home Equity
0.725% due 06/25/2034	8	6
0.935% due 09/25/2034	257	124
5.160% due 09/25/2034	1,208	954
Chase Funding Mortgage Loan Asset-Backed Certificates
0.785% due 04/25/2033	2	2
0.825% due 11/25/2034	3	2
4.515% due 02/25/2014	87	87
4.537% due 09/25/2032	7	5
CIT Group Home Equity Loan Trust
0.895% due 12/25/2031	639	501
CIT Mortgage Loan Trust
1.495% due 10/25/2037	400	311
Citibank Omni Master Trust
2.992% due 08/15/2018	10,800	11,347
Citigroup Mortgage Loan Trust, Inc.
0.325% due 01/25/2037	68	28
0.355% due 08/25/2036	223	214
5.550% due 08/25/2035	500	321
5.629% due 08/25/2035	2,777	1,796
Conseco Finance
0.942% due 08/15/2033	161	133
Conseco Finance Securitizations Corp.
8.310% due 05/01/2032	1,592	1,116
Conseco Financial Corp.
6.180% due 04/01/2030	748	774
6.220% due 03/01/2030	2,428	2,656
6.240% due 12/01/2028	135	140
6.530% due 04/01/2030	535	562
6.760% due 03/01/2030	212	232
6.810% due 12/01/2028	2,564	2,752
6.860% due 03/15/2028	13	13
6.860% due 07/15/2029	150	157
6.870% due 04/01/2030	33	35
7.070% due 01/15/2029	25	27
7.140% due 03/15/2028	251	275
7.140% due 01/15/2029	106	115
7.290% due 03/15/2028	103	108
7.360% due 02/15/2029	15	16
7.550% due 01/15/2029	1,076	1,169
7.620% due 06/15/2028	60	66
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	88	87
0.325% due 10/25/2047	42	42
0.425% due 09/25/2036	944	866
0.435% due 06/25/2036	653	598
0.475% due 09/25/2034	33	32
0.585% due 05/25/2036	13	9
0.615% due 12/25/2034	46	41
0.615% due 04/25/2036	579	152
0.635% due 11/25/2034	2,753	2,563
0.705% due 05/25/2046	2,414	1,572
0.715% due 11/25/2033	66	63
0.725% due 12/25/2031	132	72
0.805% due 04/25/2034	8	6
0.845% due 11/25/2033	25	19

0.865% due 09/25/2033	211	183
0.895% due 10/25/2034	5,946	2,572
0.895% due 06/25/2035	750	524
0.925% due 06/25/2033	16	13
1.145% due 05/25/2032	279	241
1.245% due 09/25/2032	210	176
5.125% due 12/25/2034	3,873	1,291
5.413% due 01/25/2034	142	101
5.521% due 05/25/2036 ^	475	173
Credit Suisse First Boston Mortgage Securities Corp.
0.605% due 05/25/2044	56	54
0.865% due 01/25/2032	13	10
Credit-Based Asset Servicing and Securitization LLC
0.305% due 04/25/2037	1,045	463
0.675% due 01/25/2036 ^	1,000	8
0.685% due 04/25/2036	174	155
1.145% due 11/25/2033	1,658	1,405
5.028% due 08/25/2035	239	236
5.303% due 12/25/2035	289	261
5.970% due 10/25/2036	2,599	2,677
6.280% due 05/25/2035	489	430
Denver Arena Trust
6.940% due 11/15/2019	825	845
EMC Mortgage Loan Trust
0.695% due 12/25/2042	1,562	1,174
0.995% due 08/25/2040	841	581
Equifirst Mortgage Loan Trust
3.750% due 09/25/2033	827	791
Equity One ABS, Inc.
0.495% due 07/25/2034	72	47
0.545% due 04/25/2034	1,283	916
0.585% due 07/25/2034	5	3
FBR Securitization Trust
1.005% due 09/25/2035	409	377
First Alliance Mortgage Loan Trust
0.664% due 09/20/2027	10	6
2.500% due 10/25/2024	1	1
8.020% due 03/20/2031	13	12
First Franklin Mortgage Loan Asset-Backed Certificates
0.305% due 10/25/2036	306	304
0.355% due 12/25/2037	483	277
0.865% due 11/25/2031	154	121
First NLC Trust
0.315% due 08/25/2037	332	99
Fremont Home Loan Trust
0.355% due 02/25/2036	12	12
Galaxy CLO Ltd.
0.706% due 04/25/2019	690	659
Gia Investment Grade CDO Ltd.
1.174% due 04/01/2013	10	10
GMAC Mortgage Corp. Loan Trust
0.995% due 02/25/2031	473	420
Goldman Sachs Asset Management CLO PLC
0.686% due 08/01/2022	2,317	2,193
Greenpoint Manufactured Housing
7.590% due 11/15/2028	3	3
GSAA Trust
0.515% due 06/25/2035	397	350
GSAMP Trust
0.395% due 10/25/2036	6,599	838
0.595% due 01/25/2045	207	183
0.735% due 09/25/2035	2,000	1,077
1.070% due 03/25/2034	2,128	1,624
1.220% due 08/25/2033	38	20
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032	101	100
Home Equity Asset Trust
0.305% due 05/25/2037	374	369
0.335% due 08/25/2037	43	43
0.845% due 11/25/2032	1	1
1.040% due 07/25/2034	726	534
1.165% due 02/25/2033	1	1
Home Equity Mortgage Trust
0.425% due 05/25/2036	295	284
5.300% due 05/25/2036	135	80
5.821% due 04/25/2035	316	224
HSBC Asset Loan Obligation
0.305% due 12/25/2036	17	6
HSBC Home Equity Loan Trust
0.394% due 03/20/2036	2,553	2,409
0.404% due 01/20/2036	115	106
0.424% due 01/20/2036	951	851
0.534% due 01/20/2034	274	252
0.774% due 01/20/2034	581	526
HSI Asset Securitization Corp. Trust
0.295% due 12/25/2036	163	160

IMC Home Equity Loan Trust
7.310% due 11/20/2028	61	61
Indymac Home Equity Loan Asset-Backed Trust
2.270% due 07/25/2034	1,000	751
Indymac Residential Asset-Backed Trust
0.405% due 07/25/2037	206	112
0.695% due 08/25/2035	700	555
Irwin Home Equity Corp.
1.595% due 02/25/2029	517	424
JPMorgan Mortgage Acquisition Corp.
0.305% due 05/25/2037	427	412
0.315% due 01/25/2037	1,431	1,374
0.325% due 08/25/2036	3	1
0.355% due 08/25/2036	2,044	672
L.A. Arena Funding LLC
7.656% due 12/15/2026	2,232	2,465
Lehman XS Trust
0.395% due 04/25/2037	180	111
Long Beach Mortgage Loan Trust
0.575% due 01/25/2046	47	20
0.715% due 08/25/2035	2,900	2,686
0.805% due 10/25/2034	229	189
0.945% due 03/25/2032	1	1
1.100% due 07/25/2034	700	529
1.295% due 10/25/2034	211	160
1.670% due 03/25/2032	680	436
Loomis Sayles CBO
0.696% due 10/26/2020	2,955	2,807
Madison Avenue Manufactured Housing Contract
1.695% due 03/25/2032	665	658
Massachusetts Educational Financing Authority
1.416% due 04/25/2038	2,186	2,187
MASTR Asset-Backed Securities Trust
0.325% due 05/25/2037	1,291	1,223
0.395% due 05/25/2037	500	225
0.745% due 12/25/2034 ^	1,000	693
1.070% due 10/25/2034	1,234	927
MASTR Specialized Loan Trust
1.095% due 05/25/2037	630	24
Merrill Lynch First Franklin Mortgage Loan Trust
1.745% due 10/25/2037	675	403
Merrill Lynch Mortgage Investors, Inc.
0.305% due 10/25/2037	368	74
0.325% due 09/25/2037	121	25
0.335% due 06/25/2037	578	184
Mid-State Trust
6.005% due 08/15/2037	3,206	3,390
8.330% due 04/01/2030	497	500
Morgan Stanley ABS Capital
0.305% due 05/25/2037	334	262
0.345% due 11/25/2036	3,307	1,504
0.395% due 06/25/2036	202	126
0.425% due 01/25/2036	796	752
0.565% due 11/25/2035	6,678	6,112
0.705% due 06/25/2034	292	259
1.175% due 06/25/2034	580	467
1.445% due 06/25/2033	885	706
1.845% due 08/25/2034	776	458
2.245% due 07/25/2037	1,250	70
Morgan Stanley Dean Witter Capital
1.595% due 02/25/2033	234	190
2.720% due 01/25/2032	794	415
Morgan Stanley IXIS Real Estate Capital Trust
0.355% due 11/25/2036	2,820	932
Morgan Stanley Mortgage Loan Trust
0.405% due 11/25/2036	2,122	375
Mountain View Funding CLO
0.727% due 04/15/2019	298	290
MSIM Peconic Bay Ltd.
0.746% due 07/20/2019	500	484
New Century Home Equity Loan Trust
0.425% due 05/25/2036	649	357
0.505% due 06/25/2035	9	9
0.695% due 06/25/2035	1,000	614
1.894% due 06/20/2031	1,894	1,739
Newcastle Investment Trust
4.500% due 07/10/2035	2,638	2,700
Nomura Asset Acceptance Corp.
0.555% due 01/25/2036	1,780	830
Novastar Home Equity Loan
0.345% due 03/25/2037	37	37
1.025% due 05/25/2033	7	6
Oakwood Mortgage Investors, Inc.
0.617% due 03/15/2018	278	240
Octagon Investment Partners Ltd.
0.767% due 11/28/2018	735	714

Option One Mortgage Loan Trust
0.645% due 02/25/2035	111	98
0.744% due 08/20/2030	8	6
0.765% due 02/25/2035	838	300
0.785% due 06/25/2032	4	3
0.845% due 04/25/2033	34	28
1.040% due 05/25/2034	35	27
Origen Manufactured Housing
0.482% due 05/15/2032	6	6
4.750% due 08/15/2021	635	638
Pacifica CDO Ltd.
0.726% due 01/26/2020	765	731
0.817% due 02/15/2017	2,629	2,605
Park Place Securities, Inc.
0.835% due 02/25/2035	691	688
0.945% due 10/25/2034	1,000	527
People’s Choice Home Loan Securities Trust
0.675% due 05/25/2035	938	785
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019	2,646	2,640
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047	2,509	2,001
5.284% due 01/25/2036	208	121
Prima Capital CDO Ltd.
5.417% due 12/28/2048	1,366	1,380
RAAC Series
0.645% due 06/25/2047	1,500	811
1.445% due 09/25/2047	1,135	931
Renaissance Home Equity Loan Trust
0.745% due 12/25/2033	192	164
1.345% due 09/25/2037	980	563
1.445% due 08/25/2032	1,176	766
1.485% due 03/25/2033	29	25
4.934% due 08/25/2035	140	104
Residential Asset Mortgage Products, Inc.
1.025% due 02/25/2033	7	3
5.641% due 07/25/2034 ^	1,989	1,468
5.707% due 08/25/2034 ^	2,990	1,702
5.942% due 04/25/2034	1,409	1,082
Residential Asset Securities Corp.
0.675% due 03/25/2035	5,962	3,831
0.825% due 06/25/2033	133	76
1.040% due 01/25/2035	125	81
5.120% due 12/25/2033	502	416
7.140% due 04/25/2032 ^	299	14
Residential Funding Mortgage Securities, Inc.
0.535% due 12/25/2032	5	4
6.230% due 06/25/2037	5,000	1,945
6.920% due 04/25/2031	23	23
8.350% due 03/25/2025	25	24
SACO, Inc.
0.365% due 05/25/2036	6	5
0.605% due 05/25/2036	2,012	787
0.665% due 03/25/2036	1,267	619
0.765% due 06/25/2036 ^	455	368
0.995% due 07/25/2035	2,796	1,728
Salomon Brothers Mortgage Securities, Inc.
0.725% due 03/25/2028	140	130
Saxon Asset Securities Trust
0.745% due 03/25/2032	475	379
0.765% due 08/25/2032	11	11
0.785% due 03/25/2035	33	23
Securitized Asset-Backed Receivables LLC
0.295% due 10/25/2036 ^	1,582	422
0.575% due 10/25/2035	200	187
Silverado CLO Ltd.
0.726% due 04/11/2020	4,000	3,830
SLC Student Loan Trust
1.368% due 06/15/2021	5,400	5,451
4.750% due 06/15/2033	4,493	4,318
SLM Student Loan Trust
1.080% due 03/15/2028	600	588
1.110% due 03/15/2028	800	783
1.366% due 07/25/2023	14,600	14,630
1.668% due 12/15/2033	3,907	3,870
1.751% due 03/15/2028	500	490
1.892% due 12/15/2017	5,414	5,427
1.966% due 04/25/2023	5,592	5,780
2.892% due 12/16/2019	4,900	4,978
Soundview Home Equity Loan Trust
0.435% due 02/25/2036	27	24
0.505% due 12/25/2035	2,835	2,585
0.545% due 11/25/2035	80	75
0.895% due 11/25/2033	249	221
South Carolina Student Loan Corp.
1.467% due 09/03/2024	600	602

Specialty Underwriting & Residential Finance
0.745% due 09/25/2036	1,000	433
1.045% due 10/25/2035	445	222
Structured Asset Investment Loan Trust
0.685% due 04/25/2035	1,000	563
0.725% due 09/25/2035	2,000	737
0.755% due 08/25/2035	1,500	342
1.220% due 09/25/2034	183	98
1.520% due 12/25/2034	264	128
Structured Asset Securities Corp.
0.295% due 02/25/2037	195	191
0.325% due 01/25/2037	139	139
0.335% due 06/25/2037	1,236	1,024
0.595% due 12/25/2034	333	330
0.645% due 05/25/2034	16	14
0.825% due 01/25/2033	1,347	1,155
0.895% due 05/25/2034	72	63
1.745% due 04/25/2035	580	496
1.820% due 01/25/2033	95	64
3.375% due 08/25/2031	260	252
Trapeza CDO LLC
1.381% due 11/16/2034	1,000	361
Truman Capital Mortgage Loan Trust
0.995% due 12/25/2032	300	251
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	1,010
Vanderbilt Mortgage Finance
5.840% due 02/07/2026	159	165
6.210% due 05/07/2026	710	742
7.905% due 02/07/2026	54	55
8.220% due 10/07/2029	929	960
Veritas CLO Ltd.
0.838% due 09/05/2016	618	613
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036	187	119
Wells Fargo Home Equity Trust
0.875% due 04/25/2034	210	131
WMC Mortgage Loan Pass-Through Certificates
1.069% due 03/20/2029	22	21

Total Asset-Backed Securities (Cost $310,534)		248,156

SOVEREIGN ISSUES 0.4%
Korea Housing Finance Corp.
4.125% due 12/15/2015	2,500	2,658

Total Sovereign Issues (Cost $2,498)		2,658

SHORT-TERM INSTRUMENTS 1.6%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	431	431
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $443. Repurchase proceeds are $431.)
U.S. TREASURY BILLS 0.5%

0.130% due 09/06/2012 (c)	3,120	3,120

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 1.0%
PIMCO Short-Term Floating NAV Portfolio	623,140	6,244

Total Short-Term Instruments (Cost $9,794)		9,795

Total Investments 127.7% (Cost $888,173)		$813,385
Other Assets and Liabilities (Net) (27.7%)		(176,360)

Net Assets 100.0%		$637,025

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $18,137 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	On June 30, 2012, securities valued at $46,898 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BOS	0.260%	06/15/2012	07/16/2012	$47,011	$(47,016)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $74,159 at a weighted average interest rate of 0.206%.

(e)	Securities with an aggregate market value of $230 and cash of $10 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar December Futures	Long	12/2012	614	$153

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $1,186 and cash of $9 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized Appreciation
Pay	3-Month USD-LIBOR	2.250%	06/20/2022	$27,100	$1,226	$978

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (2)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	RYL	(1.730%	)	01/25/2034	$926	$375	$0	$375
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	RYL	(0.700%	)	05/25/2033	2,500	973	0	973
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	1,000	202	0	202
Indymac Home Equity Loan Asset-Backed Trust 01-Month USD-LIBOR plus 0.630% due 06/25/2030	JPM	(0.450%	)	06/25/2030	1,110	245	0	245
LB-UBS Commercial Mortgage Trust 5.652% due 09/15/2040	JPM	(1.170%	)	09/15/2040	1,000	787	0	787
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	155	69	0	69
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 2.250% due 07/25/2032	FBF	(3.375%	)	07/25/2032	360	277	36	241
Merrill Lynch Mortgage Trust 5.390% due 11/12/2037	JPM	(1.150%	)	11/12/2037	1,000	883	0	883
Morgan Stanley ABS Capital I 01-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	141	53	0	53
Park Place Securities, Inc. 01-Month USD-LIBOR plus 1.250% due 05/25/2035	DUB	(1.100%	)	05/25/2035	363	360	0	360
Race Point CLO 03-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	458	0	458
Specialty Underwriting & Residential Finance 01-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	147	119	0	119
Telos CLO Ltd. 03-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	500	197	0	197

						$4,998	$36	$4,962

Credit Default Swaps on Asset-Backed Securities - Sell Protection (3)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$423	$(132)	$(106)	$(26)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	1,000	(427)	(340)	(87)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 1.860% due 01/25/2034	GST	2.790%	01/25/2034	926	(365)	0	(365)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 2.100% due 05/25/2033	GST	3.150%	05/25/2033	2,500	(778)	0	(778)
Bear Stearns Asset-Backed Securities Trust 01-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	1,000	(384)	(330)	(54)
Countrywide Asset-Backed Certificates 01-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	250	(87)	(75)	(12)
Encore Credit Receivables Trust 01-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	1,000	(330)	(350)	20
Indymac Home Equity Loan Asset-Backed Trust 01-Month USD-LIBOR plus 0.630% due 06/25/2030	MYC	1.815%	06/25/2030	1,110	(229)	0	(229)
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 2.250% due 07/25/2032	MYC	3.375%	07/25/2032	360	(279)	(43)	(236)
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 3.500% due 07/25/2033	BOA	6.250%	07/25/2033	376	(298)	0	(298)
Park Place Securities, Inc. 01-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034	1,000	(385)	(300)	(85)
Park Place Securities, Inc. 01-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	1,000	(394)	(320)	(74)
Residential Asset Mortgage Products, Inc. 01-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	631	(203)	(177)	(26)
Structured Asset Investment Loan Trust 01-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	69	(40)	(27)	(13)
Structured Asset Investment Loan Trust 01-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	63	(57)	(59)	2

					$(4,388)	$(2,127)	$(2,261)

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Masco Corp.	BOA	(0.610%	)	09/20/2012	0.665%	$5,000	$0	$0	$0

Credit Default Swaps on Corporate Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
American International Group, Inc.	BOA	0.850%	12/20/2012	0.778%	$10,000	$6	$0	$6
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%	3,000	(130)	(202)	72

						$(124)	$(202)	$78

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-5 7-Year Index 10-15%	MYC	(0.140%	)	12/20/2012	$11,200	$(7)	$0	$(7)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
ABX.HE.AA.6-2 Index	DUB	0.170%	05/25/2046	$215	$(191)	$(86)	$(105)
ABX.HE.AA.7-1 Index	FBF	0.150%	08/25/2037	12,614	(11,935)	(10,722)	(1,213)
ABX.HE.AAA.6-1 Index	RYL	0.180%	07/25/2045	17,185	(1,625)	(1,718)	93
CDX.HY-9 5-Year Index 35-100%	BOA	1.140%	12/20/2012	9,417	54	0	54
CDX.HY-9 5-Year Index 35-100%	BOA	1.443%	12/20/2012	4,709	34	0	34
CDX.IG-5 10-Year Index 10-15%	MYC	0.460%	12/20/2015	8,000	(532)	0	(532)

					$(14,195)	$(12,526)	$(1,669)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$6,714	$2,074	$8,788
Industrials	0	14,793	1,629	16,422
Municipal Bonds & Notes
Texas	0	1,240	0	1,240
West Virginia	0	2,809	0	2,809
U.S. Government Agencies	0	94,559	96	94,655
U.S. Treasury Obligations	0	203,054	0	203,054
Mortgage-Backed Securities	0	225,717	91	225,808
Asset-Backed Securities	0	243,643	4,513	248,156
Sovereign Issues	0	2,658	0	2,658
Short-Term Instruments
Repurchase Agreements	0	431	0	431
U.S. Treasury Bills	0	3,120	0	3,120
PIMCO Short-Term Floating NAV Portfolio	6,244	0	0	6,244
	$6,244	$798,738	$8,403	$813,385

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	4,583	660	5,243
Interest Rate Contracts	153	978	0	1,131
	$153	$5,561	$660	$6,374

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$0	$(4,140)	$0	$(4,140)

Totals	$6,397	$800,159	$9,063	$815,619

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,007	$0	$0	$0	$0	$52	$1,015	$0	$2,074	$52
Industrials	1,652	0	0	0	0	(23)	0	0	1,629	(23)
U.S. Government Agencies	103	0	(7)	0	0	0	0	0	96	0
Mortgage-Backed Securities	97	0	(6)	0	0	0	0	0	91	0
Asset-Backed Securities	7,966	0	(77)	7	0	86	361	(3,830)	4,513	42

	$10,825	$0	$(90)	$7	$0	$115	$1,376	$(3,830)	$8,403	$71
Financial Derivative Instruments (2) - Assets
Credit Contracts	$686	$0	$0	$0	$0	$(26)	$0	$0	$660	$(25)

Totals	$11,511	$0	$(90)	$7	$0	$89	$1,376	$(3,830)	$9,063	$46

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$1,015	Benchmark Pricing	Base Price	100.37
	1,059	Third Party Vendor	Broker Quote	61.00
Industrials	1,629	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	96	Third Party Vendor	Broker Quote	100.47
Mortgage-Backed Securities	91	Benchmark Pricing	Base Price	100.28
Asset-Backed Securities	3,496	Benchmark Pricing	Base Price	76.50 - 101.14
	1,017	Third Party Vendor	Broker Quote	36.06 - 100.00
Financial Derivative Instruments (2) - Assets
Credit Contracts	660	Indicative Market Quotations	Broker Quote	20.61 - 23.34

Total	$9,063

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Developing Local Markets Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BRAZIL 52.5%
SOVEREIGN ISSUES 52.5%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2012	BRL	49,200	$24,492
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		173,700	87,468
10.000% due 01/01/2014		8,797	4,500

Total Brazil (Cost $129,706)			116,460

EGYPT 0.1%
BANK LOAN OBLIGATIONS 0.1%
Petroleum Export Ltd.
3.468% due 12/20/2012		$361	336

Total Egypt (Cost $361)			336

MEXICO 0.4%
CORPORATE BONDS & NOTES 0.4%
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	815

Total Mexico (Cost $923)			815

TUNISIA 0.3%
SOVEREIGN ISSUES 0.3%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	500	651

Total Tunisia (Cost $670)			651

UNITED STATES 6.8%
ASSET-BACKED SECURITIES 0.8%
ACE Securities Corp.
0.295% due 08/25/2036		$6	6
Asset-Backed Funding Certificates
0.595% due 06/25/2034		266	199
Bear Stearns Asset-Backed Securities Trust
1.245% due 10/25/2037		709	450
Carrington Mortgage Loan Trust
0.345% due 06/25/2037		306	291
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037		21	20
0.305% due 07/25/2045		62	40
Countrywide Asset-Backed Certificates
0.325% due 10/25/2047		4	4
0.425% due 09/25/2036		67	62
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		4	1
0.365% due 07/25/2037		245	195
First NLC Trust
0.315% due 08/25/2037		211	63
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036		4	1
GSAMP Trust
0.315% due 12/25/2036		11	6
Home Equity Asset Trust
0.305% due 05/25/2037		7	6
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		3	1
0.295% due 12/25/2036		4	4
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047		59	50
0.325% due 08/25/2036		3	1
0.325% due 03/25/2037		16	15
0.355% due 08/25/2036		292	96
Lehman ABS Mortgage Loan Trust
0.335% due 06/25/2037		59	25
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		62	51

MASTR Asset-Backed Securities Trust
0.325% due 05/25/2037		16	15
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		11	2
Morgan Stanley ABS Capital
0.305% due 05/25/2037		23	18
New Century Home Equity Loan Trust
0.425% due 05/25/2036		50	27
Popular ABS Mortgage Pass-Through Trust
0.335% due 06/25/2047		52	42
Securitized Asset-Backed Receivables LLC
0.305% due 12/25/2036 ^		41	9
0.325% due 11/25/2036 ^		19	4
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		9	6

			1,710

CORPORATE BONDS & NOTES 0.2%
JPMorgan Chase & Co.
0.904% due 09/26/2013	EUR	300	378

MORTGAGE-BACKED SECURITIES 3.6%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035		$201	164
American Home Mortgage Investment Trust
2.237% due 09/25/2045		34	27
Banc of America Funding Corp.
5.700% due 01/20/2047		282	173
Banc of America Mortgage Securities, Inc.
2.973% due 07/25/2034		91	83
3.000% due 02/25/2036		60	44
Bear Stearns Adjustable Rate Mortgage Trust
2.956% due 02/25/2034		208	194
3.109% due 04/25/2034		76	68
3.123% due 05/25/2047		95	63
Bear Stearns Alt-A Trust
0.405% due 02/25/2034		37	31
2.665% due 01/25/2036 ^		519	258
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046		691	388
2.846% due 01/26/2036		1,215	723
Chase Mortgage Finance Corp.
2.934% due 03/25/2037		40	30
Citigroup Mortgage Loan Trust, Inc.
1.990% due 09/25/2035		146	142
2.644% due 08/25/2035		176	86
2.674% due 07/25/2046 ^		40	25
Countrywide Home Loan Mortgage Pass-Through Trust
5.533% due 09/25/2047 ^		13	8
Credit Suisse First Boston Mortgage Securities Corp.
2.459% due 06/25/2033		339	321
First Horizon Asset Securities, Inc.
2.658% due 08/25/2035		213	176
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033		240	213
GSR Mortgage Loan Trust
2.705% due 01/25/2036		45	35
Harborview Mortgage Loan Trust
3.093% due 07/19/2035		407	336
5.304% due 08/19/2036 ^		11	8
Indymac Index Mortgage Loan Trust
2.668% due 12/25/2034		153	118
Luminent Mortgage Trust
0.425% due 12/25/2036		37	20
Merrill Lynch Mortgage Investors, Inc.
0.455% due 02/25/2036		1,157	850
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037		37	27
MLCC Mortgage Investors, Inc.
0.495% due 11/25/2035		172	144
1.239% due 10/25/2035		261	228
Provident Funding Mortgage Loan Trust
2.522% due 08/25/2033		154	155
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035		252	176
Sequoia Mortgage Trust
2.632% due 04/20/2035		209	200
2.636% due 01/20/2047		19	14
Structured Adjustable Rate Mortgage Loan Trust
2.736% due 07/25/2034		669	625
2.742% due 08/25/2035		148	118
2.750% due 01/25/2035		243	200
Structured Asset Mortgage Investments, Inc.
0.493% due 07/19/2035		1,133	990

WaMu Mortgage Pass-Through Certificates
2.160% due 01/25/2037	35	23
2.339% due 12/25/2036	22	15
2.452% due 04/25/2037	24	15
2.453% due 06/25/2033	128	129
2.506% due 09/25/2036	30	21
2.578% due 03/25/2034	189	188
2.655% due 12/25/2036	72	50
4.997% due 05/25/2037	47	32
Wells Fargo Mortgage-Backed Securities Trust
2.629% due 07/25/2036	50	37

		7,971

U.S. GOVERNMENT AGENCIES 2.2%
Freddie Mac
0.525% due 09/25/2031	152	140
5.000% due 07/15/2014	4,400	4,812

		4,952

Total United States (Cost $18,198)		15,011

SHORT-TERM INSTRUMENTS 40.3%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$504	504

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $516. Repurchase proceeds are $504.)
U.S. TREASURY BILLS 0.6%
0.169% due 05/02/2013 (a)(c)	1,400	1,398

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 39.5%
PIMCO Short-Term Floating NAV Portfolio	8,729,932	87,474

Total Short-Term Instruments (Cost $89,387)		89,376

Total Investments 100.4% (Cost $239,245)		$222,649
Other Assets and Liabilities (Net) (0.4%)		(926)

Net Assets 100.0%		$221,723

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $1,398 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	OTC swap agreements outstanding on June 30, 2012:

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	4,000	$44	$0	$44
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		2,550	27	0	27
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		2,550	27	0	27

							$98	$0	$98

(e)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	29,940		$37,414	BRC	$0	$(475)	$(475)
07/2012		30,739		38,304	CBK	0	(596)	(596)
07/2012		35,424		45,263	DUB	429	0	429
07/2012		35,299		44,638	HUS	148	(183)	(35)
07/2012		11,784		15,010	RBC	96	0	96
07/2012		4		5	RYL	0	0	0
07/2012		3		4	UAG	0	0	0
07/2012	IDR	27,124,550		2,890	BRC	2	0	2
07/2012		27,124,550		2,859	HUS	0	(29)	(29)
07/2012	INR	495,718		9,453	BRC	569	0	569
07/2012		584,903		11,250	HUS	767	0	767
07/2012	TRY	33		18	UAG	0	0	0
07/2012		$49,516	EUR	39,676	BPS	694	0	694
07/2012		79,687		63,325	BRC	1,175	(716)	459
07/2012		49,882		40,335	HUS	1,167	0	1,167
07/2012		22,840		18,338	JPM	367	0	367
07/2012		22,913		18,338	UAG	293	0	293
07/2012		2,859	IDR	27,124,550	BRC	29	0	29
07/2012		3,002		27,124,550	HUS	0	(114)	(114)
07/2012		3,600	INR	182,160	HUS	0	(335)	(335)
07/2012		17,589		898,460	JPM	0	(1,487)	(1,487)
08/2012	BRL	235,581		$120,557	HUS	4,018	0	4,018
08/2012	EUR	39,676		49,529	BPS	0	(693)	(693)
08/2012		18,338		22,846	JPM	0	(366)	(366)
08/2012		18,338		22,919	UAG	0	(293)	(293)
08/2012	MXN	41,528		3,000	CBK	0	(100)	(100)
08/2012		15,301		1,171	JPM	28	0	28
08/2012		$3,785	CHF	3,557	HUS	0	(33)	(33)
08/2012		2,500	HKD	19,404	CBK	1	0	1
08/2012		64,080		497,357	UAG	39	0	39
08/2012		3,679	SEK	26,337	DUB	122	0	122
08/2012		62	SGD	77	UAG	0	(2)	(2)
10/2012	CNY	636,737		$101,000	BRC	934	0	934
10/2012		348,412		55,000	CBK	345	(99)	246
10/2012		286,040		45,446	DUB	494	0	494
10/2012		372,630		59,300	HUS	740	0	740
10/2012		251,800		40,000	JPM	429	0	429
10/2012		$25,000	CNY	157,075	HUS	0	(316)	(316)
10/2012		271,076		1,738,545	UAG	2,144	0	2,144
02/2013	CNY	107,162		$17,026	DUB	241	0	241
02/2013		$16,886	CNY	107,162	CBK	0	(101)	(101)

						$15,271	$(5,938)	$9,333

(f)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Brazil
Sovereign Issues	$0	$116,460	$0	$116,460
Egypt
Bank Loan Obligations	0	336	0	336
Mexico
Corporate Bonds & Notes	0	815	0	815
Tunisia
Sovereign Issues	0	651	0	651
United States
Asset-Backed Securities	0	1,710	0	1,710
Corporate Bonds & Notes	0	378	0	378
Mortgage-Backed Securities	0	7,971	0	7,971
U.S. Government Agencies	0	4,952	0	4,952
Short-Term Instruments
Repurchase Agreements	0	504	0	504
U.S. Treasury Bills	0	1,398	0	1,398
PIMCO Short-Term Floating NAV Portfolio	87,474	0	0	87,474
	$87,474	$135,175	$0	$222,649

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	0	15,271	0	15,271
Interest Rate Contracts	0	98	0	98
	$0	$15,369	$0	$15,369

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(5,938)	$0	$(5,938)

Totals	$87,474	$144,606	$0	$232,080

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Emerging Markets Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BERMUDA 1.7%
CORPORATE BONDS & NOTES 1.7%
Noble Group Ltd.
6.625% due 08/05/2020		$12,250	$11,821
Qtel International Finance Ltd.
3.375% due 10/14/2016		600	625
4.750% due 02/16/2021		500	534
7.875% due 06/10/2019		5,000	6,250

Total Bermuda (Cost $19,632)			19,230

BRAZIL 27.3%
CORPORATE BONDS & NOTES 5.9%
CSN Islands Corp.
6.875% due 09/21/2019		$10,000	10,950
CSN Resources S.A.
6.500% due 07/21/2020		3,000	3,265
Fibria Overseas Finance Ltd.
7.500% due 05/04/2020		5,982	6,221
Petrobras International Finance Co.
5.375% due 01/27/2021		360	390
5.750% due 01/20/2020		15,149	16,657
5.875% due 03/01/2018		10,000	11,140
7.875% due 03/15/2019		15,810	19,320
Vale Overseas Ltd.
6.250% due 01/23/2017		260	297

			68,240

SOVEREIGN ISSUES 21.4%
Brazil Government International Bond
5.875% due 01/15/2019		4,400	5,333
7.875% due 03/07/2015		6,450	7,556
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013	BRL	10,424	5,249
10.000% due 01/01/2014		33,481	17,128
10.000% due 01/01/2017		411,005	210,125

			245,391

Total Brazil (Cost $304,510)			313,631

CAYMAN ISLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Banco Continental S.A. via Continental Senior Trustees Cayman Ltd.
5.500% due 11/18/2020		$2,200	2,255
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		4,300	4,887

Total Cayman Islands (Cost $6,921)			7,142

CHILE 0.8%
CORPORATE BONDS & NOTES 0.8%
Banco Santander Chile
5.375% due 12/09/2014		$1,500	1,552
Codelco, Inc.
3.750% due 11/04/2020		7,750	8,127

Total Chile (Cost $8,871)			9,679

COLOMBIA 0.5%
SOVEREIGN ISSUES 0.5%
Colombia Government International Bond
7.375% due 03/18/2019		$4,000	5,250

Total Colombia (Cost $4,440)			5,250

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.7%
Gazprom OAO Via RBS AG
9.625% due 03/01/2013		$8,100	8,506

Total Germany (Cost $8,188)			8,506

HONG KONG 0.7%
CORPORATE BONDS & NOTES 0.7%
Bank of China Hong Kong Ltd.
5.550% due 02/11/2020		$7,500	8,118

Total Hong Kong (Cost $7,857)			8,118

INDIA 0.6%
CORPORATE BONDS & NOTES 0.6%
Bank of India
4.750% due 09/30/2015		$925	932
State Bank of India
4.500% due 07/27/2015		5,400	5,495

Total India (Cost $6,468)			6,427

INDONESIA 0.5%
SOVEREIGN ISSUES 0.5%
Indonesia Government International Bond
6.625% due 02/17/2037		$4,000	4,960
10.375% due 05/04/2014		500	573

Total Indonesia (Cost $5,232)			5,533

IRELAND 0.4%
CORPORATE BONDS & NOTES 0.4%
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014		$100	106
RZD Capital Ltd.
5.739% due 04/03/2017		4,300	4,601

			4,707

SOVEREIGN ISSUES 0.0%
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		200	208

Total Ireland (Cost $4,737)			4,915

LUXEMBOURG 2.9%
CORPORATE BONDS & NOTES 2.9%
Gazprom OAO Via Gaz Capital S.A.
8.625% due 04/28/2034		$5,000	6,388
9.250% due 04/23/2019		2,550	3,193
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
6.299% due 05/15/2017		300	318
7.175% due 05/16/2013		2,050	2,135
7.750% due 05/29/2018		8,400	9,534
Tengizchevroil Finance Co. SARL
6.124% due 11/15/2014		2,091	2,186
VTB Bank OJSC Via VTB Capital S.A.
6.609% due 10/31/2012		8,600	8,740
6.875% due 05/29/2018		500	526

Total Luxembourg (Cost $32,002)			33,020

MALAYSIA 0.0%
SOVEREIGN ISSUES 0.0%
Malaysia Government International Bond
3.210% due 05/31/2013	MYR	131	41

Total Malaysia (Cost $39)			41

MEXICO 14.8%
CORPORATE BONDS & NOTES 4.0%
America Movil S.A.B. de C.V.
5.000% due 10/16/2019		$3,000	3,421
5.000% due 03/30/2020		5,000	5,707
6.125% due 11/15/2037		5,000	6,160
6.375% due 03/01/2035		5,000	6,268
Petroleos Mexicanos
5.500% due 01/21/2021		8,100	9,193
8.000% due 05/03/2019		11,480	14,637
Telefonos de Mexico S.A.B. de C.V.
8.750% due 01/31/2016	MXN	10,000	815

			46,201

SOVEREIGN ISSUES 10.8%
Mexico Government International Bond
6.050% due 01/11/2040		$4,000	5,180
6.250% due 06/16/2016	MXN	347,200	27,437
6.500% due 06/10/2021		435,000	35,432
6.750% due 09/27/2034		$263	360
8.300% due 08/15/2031		6,100	9,486
8.500% due 12/13/2018	MXN	470	42
9.500% due 12/18/2014		1,155	96
10.000% due 12/05/2024		441,000	46,404

			124,437

Total Mexico (Cost $155,386)			170,638

NETHERLANDS 0.6%
CORPORATE BONDS & NOTES 0.6%
Waha Aerospace BV
3.925% due 07/28/2020		$6,800	7,103

Total Netherlands (Cost $6,841)			7,103

PANAMA 0.9%
CORPORATE BONDS & NOTES 0.3%
AES El Salvador Trust
6.750% due 02/01/2016		$3,750	3,759

SOVEREIGN ISSUES 0.6%
Panama Government International Bond
6.700% due 01/26/2036		100	136
7.250% due 03/15/2015		6,000	6,870

			7,006

Total Panama (Cost $10,290)			10,765

PERU 0.2%
SOVEREIGN ISSUES 0.2%
Peru Government International Bond
6.900% due 08/12/2037	PEN	4,000	1,742
8.750% due 11/21/2033		$100	165

Total Peru (Cost $1,627)			1,907

POLAND 0.4%
SOVEREIGN ISSUES 0.4%
Poland Government International Bond
5.500% due 10/25/2019	PLN	96	30
6.250% due 07/03/2012		$4,000	4,000

Total Poland (Cost $4,029)			4,030

QATAR 1.3%
CORPORATE BONDS & NOTES 1.0%
Nakilat, Inc.
6.267% due 12/31/2033		$3,881	4,333
Ras Laffan Liquefied Natural Gas Co. Ltd.
4.500% due 09/30/2012		6,900	6,969

			11,302

SOVEREIGN ISSUES 0.3%
Qatar Government International Bond
4.000% due 01/20/2015		200	211
6.550% due 04/09/2019		2,400	2,964

			3,175

Total Qatar (Cost $14,026)			14,477

RUSSIA 2.7%
CORPORATE BONDS & NOTES 0.0%
Gazprom OAO Via Gazstream S.A.
5.625% due 07/22/2013		$390	398

SOVEREIGN ISSUES 2.7%
Russia Government International Bond
7.500% due 03/31/2030		25,301	30,440
12.750% due 06/24/2028		100	180

			30,620

Total Russia (Cost $30,102)			31,018

SINGAPORE 1.0%
CORPORATE BONDS & NOTES 1.0%
Temasek Financial Ltd.
4.300% due 10/25/2019		$10,000	11,232

SOVEREIGN ISSUES 0.0%
Singapore Government Bond
2.500% due 06/01/2019	SGD	70	61

Total Singapore (Cost $9,989)			11,293

SOUTH KOREA 3.9%
CORPORATE BONDS & NOTES 3.9%
Export-Import Bank of Korea
4.000% due 01/29/2021		$20,200	20,967
5.125% due 06/29/2020		13,250	14,854
Industrial Bank of Korea
3.750% due 09/29/2016		380	397
Korea Exchange Bank
4.875% due 01/14/2016		5,000	5,344
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014		2,590	2,792

Total South Korea (Cost $40,698)			44,354

TUNISIA 0.1%
SOVEREIGN ISSUES 0.1%
Banque Centrale de Tunisie S.A.
6.250% due 02/20/2013	EUR	800	1,041

Total Tunisia (Cost $1,072)			1,041

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.4%
Dolphin Energy Ltd.
5.888% due 06/15/2019		$4,002	4,397

Total United Arab Emirates (Cost $4,283)			4,397

UNITED STATES 3.4%
ASSET-BACKED SECURITIES 0.0%
GSAA Trust
0.545% due 03/25/2037		$523	253

Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037		474	179

			432

CORPORATE BONDS & NOTES 2.7%
American International Group, Inc.
6.765% due 11/15/2017	GBP	364	622
8.625% due 05/22/2068		400	635
Bank of America N.A.
0.748% due 06/15/2016		$900	796
Gerdau Holdings, Inc.
7.000% due 01/20/2020		20,000	22,400
Merrill Lynch & Co., Inc.
6.875% due 04/25/2018		2,400	2,690
Pemex Project Funding Master Trust
5.500% due 02/24/2025	EUR	2,100	2,801
SLM Corp.
5.375% due 05/15/2014		$200	208
Wachovia Corp.
5.750% due 02/01/2018		900	1,066

			31,218

MORTGAGE-BACKED SECURITIES 0.5%
Banc of America Mortgage Securities, Inc.
3.000% due 02/25/2036		63	46
Bear Stearns Adjustable Rate Mortgage Trust
2.570% due 03/25/2035		3,286	3,221
Chase Mortgage Finance Corp.
2.934% due 03/25/2037		119	91
Citigroup Mortgage Loan Trust, Inc.
2.674% due 07/25/2046 ^		80	49
2.893% due 03/25/2034		23	21
Countrywide Home Loan Mortgage Pass-Through Trust
5.129% due 10/20/2035		367	273
5.533% due 09/25/2047 ^		51	33
Harborview Mortgage Loan Trust
5.304% due 08/19/2036 ^		45	32
Luminent Mortgage Trust
0.425% due 12/25/2036		75	41
MASTR Adjustable Rate Mortgages Trust
0.485% due 05/25/2037		301	143
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037		492	185
3.043% due 06/25/2037 ^		397	221
Merrill Lynch Mortgage-Backed Securities Trust
5.235% due 04/25/2037		125	89
Morgan Stanley Capital, Inc.
5.692% due 04/15/2049		1,000	1,105
Morgan Stanley Mortgage Loan Trust
2.455% due 06/25/2036		32	26
Sequoia Mortgage Trust
2.636% due 01/20/2047		48	35
WaMu Mortgage Pass-Through Certificates
2.160% due 01/25/2037		93	62
2.339% due 12/25/2036		55	38
2.452% due 04/25/2037		59	38
2.506% due 09/25/2036		101	71
2.655% due 12/25/2036		215	149
4.997% due 05/25/2037		140	96

			6,065

U.S. GOVERNMENT AGENCIES 0.2%
Freddie Mac
5.000% due 01/30/2014 (d)		400	429
5.000% due 07/15/2014		2,100	2,297

			2,726

Total United States (Cost $37,517)			40,441

VIRGIN ISLANDS (BRITISH) 3.7%
CORPORATE BONDS & NOTES 3.7%
Gerdau Trade, Inc.
5.750% due 01/30/2021		$6,700	6,978
GTL Trade Finance, Inc.
7.250% due 10/20/2017		5,000	5,625
TNK-BP Finance S.A.
6.625% due 03/20/2017		11,710	12,779
7.500% due 03/13/2013		100	104
7.500% due 07/18/2016		2,900	3,237
7.875% due 03/13/2018		12,000	13,785

Total Virgin Islands (British) (Cost $40,056)			42,508

SHORT-TERM INSTRUMENTS 28.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$830	830

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $852. Repurchase proceeds are $830.)
U.S. TREASURY BILLS 0.7%
0.167% due 08/23/2012 - 06/27/2013 (a)(c)	8,150	8,141

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 27.4%
PIMCO Short-Term Floating NAV Portfolio	31,463,097	315,260

Total Short-Term Instruments (Cost $324,260)		324,231

Total Investments 98.3% (Cost $1,089,073)		$1,129,695
Other Assets and Liabilities (Net) 1.7%		19,884

Net Assets 100.0%		$1,149,579

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $8,141 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $188 and cash of $1,500 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$38,000	$(1,703)	$(1,100)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	27,000	(1,222)	(996)

					$(2,925)	$(2,096)

(e)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (1)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Brazil Government International Bond	BRC	1.000%	12/20/2016	1.400%	$15,000	$(254)	$(770)	$516
Brazil Government International Bond	BRC	1.000%	06/20/2021	1.847%	37,000	(2,454)	(1,788)	(666)
Brazil Government International Bond	CBK	1.000%	06/20/2021	1.847%	20,000	(1,327)	(901)	(426)
Brazil Government International Bond	DUB	1.000%	12/20/2016	1.400%	7,000	(118)	(356)	238
Brazil Government International Bond	DUB	1.000%	09/20/2021	1.859%	20,200	(1,390)	(972)	(418)
Brazil Government International Bond	JPM	1.000%	09/20/2021	1.859%	10,000	(688)	(442)	(246)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%	6,000	(5)	(248)	243
China Government International Bond	CBK	1.000%	06/20/2021	1.550%	11,000	(473)	(154)	(319)
China Government International Bond	CBK	1.000%	09/20/2021	1.563%	12,500	(563)	(302)	(261)
China Government International Bond	DUB	1.000%	12/20/2016	1.028%	5,600	(5)	(174)	169
China Government International Bond	DUB	1.000%	09/20/2021	1.563%	38,000	(1,713)	(1,747)	34
China Government International Bond	JPM	1.000%	12/20/2016	1.028%	8,000	(8)	(256)	248
China Government International Bond	MYC	1.000%	12/20/2016	1.028%	25,000	(23)	(550)	527
China Government International Bond	RYL	1.000%	12/20/2016	1.028%	4,000	(4)	(130)	126
China Government International Bond	UAG	1.000%	12/20/2016	1.028%	12,500	(11)	(275)	264
Colombia Government International Bond	UAG	1.000%	09/20/2015	1.048%	6,500	(7)	(147)	140
Gazprom Via Gaz Capital S.A.	FBF	1.580%	06/20/2016	2.642%	5,000	(197)	0	(197)
Gazprom Via Gaz Capital S.A.	GST	1.000%	03/20/2015	2.163%	50,000	(1,525)	(2,678)	1,153
Gazprom Via Gaz Capital S.A.	MYC	1.390%	05/20/2016	2.613%	1,700	(74)	0	(74)
Indonesia Government International Bond	BRC	2.320%	12/20/2016	1.678%	2,600	73	0	73
Indonesia Government International Bond	JPM	1.000%	03/20/2015	1.123%	3,225	(10)	(123)	113
Indonesia Government International Bond	MYC	1.000%	03/20/2016	1.425%	35,000	(526)	(459)	(67)
Indonesia Government International Bond	UAG	1.000%	03/20/2015	1.123%	3,225	(10)	(130)	120
Mexico Government International Bond	CBK	1.000%	12/20/2016	1.240%	20,000	(201)	(512)	311
Mexico Government International Bond	CBK	1.000%	06/20/2021	1.672%	6,000	(318)	(218)	(100)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%	5,000	4	(62)	66

						$(11,827)	$(13,394)	$1,567

Credit Default Swaps on Credit Indices - Sell Protection (1)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized (Depreciation)
CDX.EM-13 5-Year Index	BRC	5.000%	06/20/2015	$1,200	$89	$149	$(60)
CDX.EM-13 5-Year Index	DUB	5.000%	06/20/2015	25,000	1,852	3,150	(1,298)
CDX.EM-13 5-Year Index	FBF	5.000%	06/20/2015	12,700	940	1,581	(641)
CDX.EM-13 5-Year Index	GST	5.000%	06/20/2015	1,300	96	162	(66)
CDX.EM-13 5-Year Index	HUS	5.000%	06/20/2015	66,500	4,925	8,363	(3,438)
CDX.EM-14 5-Year Index	MYC	5.000%	12/20/2015	33,200	2,675	4,117	(1,442)
CDX.EM-14 5-Year Index	UAG	5.000%	12/20/2015	50,000	4,028	7,075	(3,047)

					$14,605	$24,597	$(9,992)

(1)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	9.980%	01/02/2014	GLM	BRL	205,000	$2,782	$(207)	$2,989
Pay	1-Year BRL-CDI	10.580%	01/02/2014	MYC		458,600	8,020	436	7,584
Pay	1-Year BRL-CDI	11.890%	01/02/2014	MYC		180,000	5,817	406	5,411
Pay	28-Day MXN-TIIE	9.920%	08/12/2015	MYC	MXN	38,000	420	0	420
Pay	28-Day MXN-TIIE	8.770%	08/03/2016	CBK		5,700	60	0	60
Pay	28-Day MXN-TIIE	8.780%	08/03/2016	BRC		5,700	60	0	60
Pay	28-Day MXN-TIIE	8.720%	09/05/2016	CBK		3,000	31	7	24
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC		200,000	283	(44)	327
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		475,000	670	85	585
Pay	28-Day MXN-TIIE	8.865%	09/12/2016	GLM		45,000	488	0	488
Pay	28-Day MXN-TIIE	8.850%	09/21/2016	JPM		80,000	881	0	881
Pay	28-Day MXN-TIIE	8.900%	09/22/2016	CBK		52,250	583	0	583
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	BOA		280,000	197	41	156
Pay	28-Day MXN-TIIE	5.500%	09/13/2017	MYC		650,000	458	50	408
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		225,000	1,087	286	801

							$21,837	$1,060	$20,777

(f)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	IDR	197,767,800		$20,918	HUS	$26	$(164)	$(138)
07/2012		154,753,713		16,446	MSC	0	(31)	(31)
07/2012	INR	525,591		10,300	BRC	880	0	880
07/2012		255,600		5,000	UAG	419	0	419
07/2012	MYR	37		12	JPM	0	0	0
07/2012	PEN	4,176		1,535	MSC	0	(29)	(29)
07/2012		$5,572	EUR	4,262	BOA	0	(178)	(178)
07/2012		206		165	DUB	3	0	3
07/2012		3,210		2,541	FBF	6	0	6
07/2012		21,889	IDR	197,767,800	HUS	0	(833)	(833)
07/2012		16,312		154,753,713	MSC	164	0	164
07/2012		15,278	INR	781,191	JPM	0	(1,278)	(1,278)
07/2012		11	MYR	37	UAG	0	0	0
07/2012		1,561	PEN	4,176	HUS	4	(1)	3
08/2012	BRL	5,224		$2,500	BRC	0	(84)	(84)
08/2012		493,084		252,320	HUS	8,396	0	8,396
08/2012		24,444		12,210	MSC	119	(1)	118
08/2012		4,882		2,500	UAG	85	0	85
08/2012	MXN	490,639		35,294	BRC	0	(1,333)	(1,333)
08/2012		1,132,632		80,591	HUS	0	(3,963)	(3,963)
08/2012		250,608		18,163	MSC	0	(546)	(546)
08/2012	SGD	117		94	UAG	2	0	2
08/2012		$4,000	BRL	8,280	BRC	96	0	96
08/2012		167	HKD	1,296	UAG	0	0	0
08/2012		2,395	MXN	32,852	DUB	58	0	58
08/2012		2,426		32,611	HUS	9	0	9
08/2012		5,022		70,509	JPM	242	0	242
08/2012		6,237		86,436	UAG	216	0	216
08/2012		245	PLN	786	UAG	0	(11)	(11)
09/2012	GBP	466		$720	BPS	0	(9)	(9)
10/2012	MYR	37		11	UAG	0	0	0
12/2012	PEN	4,176		1,553	HUS	4	(3)	1
02/2013	CNY	403,483		64,000	BRC	801	0	801
02/2013		125,750		20,000	CBK	303	0	303
02/2013		222,526		35,355	DUB	500	0	500
02/2013		$16,021	CNY	100,500	BRC	0	(279)	(279)
02/2013		43,429		273,007	CBK	0	(667)	(667)
02/2013		28,060		176,758	JPM	0	(374)	(374)
02/2013		12,233		77,694	RYL	0	(64)	(64)
02/2013		19,742		123,800	UAG	0	(350)	(350)

						$12,333	$(10,198)	$2,135

(g)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bermuda
Corporate Bonds & Notes	$0	$19,230	$0	$19,230
Brazil
Corporate Bonds & Notes	0	68,240	0	68,240
Sovereign Issues	0	245,391	0	245,391
Cayman Islands
Corporate Bonds & Notes	0	7,142	0	7,142
Chile
Corporate Bonds & Notes	0	9,679	0	9,679
Colombia
Sovereign Issues	0	5,250	0	5,250
Germany
Corporate Bonds & Notes	0	8,506	0	8,506
Hong Kong
Corporate Bonds & Notes	0	8,118	0	8,118
India
Corporate Bonds & Notes	0	6,427	0	6,427
Indonesia
Sovereign Issues	0	5,533	0	5,533
Ireland
Corporate Bonds & Notes	0	4,707	0	4,707
Sovereign Issues	0	208	0	208
Luxembourg
Corporate Bonds & Notes	0	33,020	0	33,020
Malaysia
Sovereign Issues	0	41	0	41
Mexico
Corporate Bonds & Notes	0	46,201	0	46,201
Sovereign Issues	0	124,437	0	124,437
Netherlands
Corporate Bonds & Notes	0	7,103	0	7,103
Panama
Corporate Bonds & Notes	0	3,759	0	3,759
Sovereign Issues	0	7,006	0	7,006
Peru
Sovereign Issues	0	1,907	0	1,907
Poland
Sovereign Issues	0	4,030	0	4,030
Qatar
Corporate Bonds & Notes	0	11,302	0	11,302
Sovereign Issues	0	3,175	0	3,175
Russia
Corporate Bonds & Notes	0	398	0	398
Sovereign Issues	0	30,620	0	30,620
Singapore
Corporate Bonds & Notes	0	11,232	0	11,232
Sovereign Issues	0	61	0	61
South Korea
Corporate Bonds & Notes	0	44,354	0	44,354
Tunisia
Sovereign Issues	0	1,041	0	1,041
United Arab Emirates
Corporate Bonds & Notes	0	4,397	0	4,397
United States
Asset-Backed Securities	0	432	0	432
Corporate Bonds & Notes	0	31,218	0	31,218
Mortgage-Backed Securities	0	6,065	0	6,065
U.S. Government Agencies	0	2,726	0	2,726
Virgin Islands (British)
Corporate Bonds & Notes	0	42,508	0	42,508
Short-Term Instruments
Repurchase Agreements	0	830	0	830
U.S. Treasury Bills	0	8,141	0	8,141
PIMCO Short-Term Floating NAV Portfolio	315,260	0	0	315,260
	$315,260	$814,435	$0	$1,129,695

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	4,341	0	4,341
Foreign Exchange Contracts	0	12,333	0	12,333
Interest Rate Contracts	0	20,777	0	20,777
	$0	$37,451	$0	$37,451

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(12,766)	0	(12,766)
Foreign Exchange Contracts	0	(10,198)	0	(10,198)
Interest Rate Contracts	0	(2,096)	0	(2,096)

	$0	$(25,060)	$0	$(25,060)

Totals	$315,260	$826,826	$0	$1,142,086

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO FX Strategy Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Notes
0.375% due 10/31/2012	$200	$200

Total U.S. Treasury Obligations (Cost $200)		200

SHORT-TERM INSTRUMENTS 100.2%
REPURCHASE AGREEMENTS 53.2%
Banc of America Securities LLC
0.190% due 07/02/2012	3,200	3,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/15/2015 valued at $3,268. Repurchase proceeds are $3,200.)
Barclays Capital, Inc.
0.160% due 07/02/2012	3,200	3,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $3,266. Repurchase proceeds are $3,200.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	3,200	3,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.375% due 10/31/2014 valued at $3,277. Repurchase proceeds are $3,200.)
Deutsche Bank Securities, Inc.
0.140% due 07/02/2012	4,100	4,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $4,190. Repurchase proceeds are $4,100.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	3,200	3,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.125% due 12/15/2012 valued at $3,269. Repurchase proceeds are $3,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	203	203
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $214. Repurchase proceeds are $203.)

		17,103

SHORT-TERM NOTES 19.0%
Freddie Mac
0.162% due 12/10/2012 - 01/22/2013	6,100	6,096

U.S. TREASURY BILLS 0.9%
0.168% due 05/30/2013 (a)	300	299

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 27.1%
PIMCO Short-Term Floating NAV Portfolio	868,831	8,706

Total Short-Term Instruments (Cost $32,204)		32,204

PURCHASED OPTIONS (c) 1.0%
(Cost $333)		309

Total Investments 101.8% (Cost $32,737)		$32,713
Other Assets and Liabilities (Net) (1.8%)		(566)

Net Assets 100.0%		$32,147

Notes to Schedule of Investments (amounts in thousands):

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Purchased options outstanding on June 30, 2012:

Foreign Currency Options

Description	Counterparty	Exercise Price		Expiration Date	Notional Amount		Cost	Market Value
Put - OTC EUR versus AUD	JPM	AUD	1.247	07/19/2012	EUR	12,500	$150	$177
Put - OTC EUR versus USD	UAG		$1.263	07/19/2012		12,500	183	132

							$333	$309

(d)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered	Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	$2,180	EUR	1,749	BRC	$34	$0	$34

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
U.S. Treasury Obligations	$0	$200	$0	$200
Short-Term Instruments
Repurchase Agreements	0	17,103	0	17,103
Short-Term Notes	0	6,096	0	6,096
U.S. Treasury Bills	0	299	0	299
PIMCO Short-Term Floating NAV Portfolio	8,706	0	0	8,706
Purchased Options
Foreign Exchange Contracts	0	309	0	309
	$8,706	$24,007	$0	$32,713

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$34	$0	$34

Totals	$8,706	$24,041	$0	$32,747

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO High Yield Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 19.3%
AMR Corp.
0.000% due 02/27/2013	$500	$500
Chrysler Group LLC
6.000% due 05/24/2017	4,695	4,736
Colfax Corp.
4.500% due 01/13/2019	398	398
Delos Aircraft, Inc.
4.750% due 04/12/2016	3,900	3,924
Freedom Group, Inc.
5.500% due 04/19/2019	11,000	11,041
HCA, Inc.
2.495% due 11/17/2013	4,000	3,985
2.745% due 05/02/2016	7,031	6,905
3.711% due 03/31/2017	1,000	974
Health Management Associates, Inc.
4.500% due 11/18/2018	896	889
Hologic, Inc.
3.500% due 01/29/2013	4,000	3,970
Ineos U.S. Finance LLC
6.500% due 04/27/2018	750	735
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	1,980	1,974
iStar Financial, Inc.
5.000% due 06/28/2013	3,246	3,243
LIN Television Corp.
7.750% due 05/04/2013	2,200	2,189
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	2,750	2,725
Newsday LLC
10.500% due 08/01/2013	2,500	2,554
NRG Energy, Inc.
4.000% due 07/01/2018	2,970	2,956
NXP BV
4.500% due 03/04/2017	4,938	4,879
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	896	902
Pinafore LLC
4.250% due 09/29/2016	2,236	2,238
Quintiles Transnational Corp.
5.000% due 06/08/2018	4,455	4,410
Residential Cap LLC
5.000% due 11/18/2013	1,000	1,002
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	5,694	5,739
Springleaf Finance Corp.
5.500% due 05/10/2017	26,950	25,448
Vodafone Americas Finance
6.250% due 07/24/2016	5,156	5,234
6.875% due 08/17/2015	2,215	2,248
Walter Investment Management Corp.
7.750% due 06/30/2016	1,331	1,345
12.500% due 12/31/2016	1,000	1,033
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,975	1,969

Total Bank Loan Obligations (Cost $109,784)		110,145

CORPORATE BONDS & NOTES 90.2%
BANKING & FINANCE 24.8%
AGFC Capital Trust
6.000% due 01/15/2067 (i)	23,500	11,867
Ally Financial, Inc.
0.000% due 12/01/2012	1,700	1,677
3.667% due 02/11/2014	4,130	4,121
6.250% due 01/15/2019	761	713
6.500% due 03/15/2016	379	368
6.500% due 11/15/2018	578	547
6.750% due 12/01/2014 (i)	5,000	5,287
7.000% due 07/15/2012	3,000	3,000
7.000% due 11/15/2024	265	255
7.250% due 09/15/2017	2,800	2,741
8.000% due 11/01/2031	950	1,102
Amsouth Bank
4.850% due 04/01/2013 (i)	5,100	5,177
Bank One Capital
8.750% due 09/01/2030	250	342

Boats Investments Netherlands BV
11.000% due 03/31/2017 (b)	EUR	5,160	3,543
BPCE S.A.
12.500% due 09/30/2019 (e)		$1,425	1,437
Checkout Holding Corp.
0.000% due 11/15/2015		375	172
CIT Group, Inc.
5.000% due 05/15/2017		6,350	6,544
Columbus International, Inc.
11.500% due 11/20/2014 (i)		7,250	7,794
11.500% due 11/20/2014		500	538
Eksportfinans ASA
2.000% due 09/15/2015		150	134
5.500% due 05/25/2016		125	123
5.500% due 06/26/2017		300	292
FCE Bank PLC
9.375% due 01/17/2014	EUR	3,000	4,214
Ford Motor Credit Co. LLC
5.875% due 08/02/2021		$875	976
8.700% due 10/01/2014		1,200	1,369
GMAC International Finance BV
7.500% due 04/21/2015	EUR	5,000	6,628
HBOS Capital Funding LP
6.461% due 11/30/2018 (e)	GBP	1,350	1,326
HBOS PLC
6.750% due 05/21/2018		$220	208
Hipotecaria Su Casita S.A. de C.V.
7.500% due 06/29/2018 ^		653	75
Ineos Finance PLC
7.500% due 05/01/2020		700	709
9.250% due 05/15/2015	EUR	1,500	2,031
International Lease Finance Corp.
6.500% due 09/01/2014		$1,275	1,352
6.750% due 09/01/2016		1,275	1,377
7.125% due 09/01/2018		1,275	1,412
LBG Capital PLC
6.385% due 05/12/2020	EUR	2,000	2,031
6.439% due 05/23/2020		1,000	1,016
7.375% due 03/12/2020		50	53
7.625% due 12/09/2019	GBP	538	725
7.875% due 11/01/2020		$250	229
15.000% due 12/21/2019	EUR	1,100	1,666
Marina District Finance Co., Inc.
9.500% due 10/15/2015 (i)		$7,500	7,312
Oppenheimer Holdings, Inc.
8.750% due 04/15/2018 (i)		3,350	3,350
Pharmaceutical Product Development, Inc.
9.500% due 12/01/2019		1,775	1,950
Provident Funding Associates LP
10.125% due 02/15/2019		11,925	11,150
10.250% due 04/15/2017 (i)		9,000	9,427
Regions Financial Corp.
7.375% due 12/10/2037		2,775	2,747
Santander UK PLC
7.950% due 10/26/2029 (i)		2,000	1,961
SLM Corp.
0.766% due 01/27/2014		500	478
5.125% due 08/27/2012		1,650	1,656
5.375% due 05/15/2014		1,000	1,039
5.625% due 08/01/2033		3,500	2,975
8.450% due 06/15/2018		3,000	3,375
Springleaf Finance Corp.
5.400% due 12/01/2015		2,494	2,088
6.900% due 12/15/2017		200	161
Stone Street Trust
5.902% due 12/15/2015 (i)		1,000	1,024
Towergate Finance PLC
8.500% due 02/15/2018	GBP	1,400	2,050
10.500% due 02/15/2019		300	413
Wind Acquisition Finance S.A.
11.750% due 07/15/2017		$3,600	2,925

			141,252

INDUSTRIALS 53.3%
Aguila S.A.
7.875% due 01/31/2018		1,350	1,398
Alere, Inc.
8.625% due 10/01/2018		2,150	2,182
Alliance Data Systems Corp.
6.375% due 04/01/2020		1,500	1,545
Alliance One International, Inc.
10.000% due 07/15/2016		4,350	4,383
American Airlines Pass-Through Trust
7.000% due 07/31/2019		1,489	1,474

American Renal Holdings Co., Inc.
8.375% due 05/15/2018		500	531
Ameristar Casinos, Inc.
7.500% due 04/15/2021		600	645
Antero Resources Finance Corp.
7.250% due 08/01/2019		600	624
ARD Finance S.A.
11.125% due 06/01/2018 (b)		447	418
Avaya, Inc.
7.000% due 04/01/2019		2,050	1,912
Aviation Capital Group Corp.
7.125% due 10/15/2020 (i)		9,225	9,426
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016 (i)		6,386	6,641
Basell Finance Co. BV
8.100% due 03/15/2027		2,000	2,395
Basic Energy Services, Inc.
7.750% due 02/15/2019		450	434
Berry Plastics Corp.
5.217% due 02/15/2015 (i)		7,175	7,202
9.500% due 05/15/2018		2,300	2,461
9.750% due 01/15/2021		3,425	3,742
Beverage Packaging Holdings Luxembourg S.A.
8.000% due 12/15/2016	EUR	75	90
Biomet, Inc.
10.000% due 10/15/2017		$1,000	1,073
10.375% due 10/15/2017 (b)		2,850	3,060
11.625% due 10/15/2017		1,850	2,005
Cablevision Systems Corp.
8.000% due 04/15/2020		125	136
Caesars Entertainment Operating Co., Inc.
11.250% due 06/01/2017		2,000	2,192
Calumet Specialty Products Partners LP
9.375% due 05/01/2019		1,350	1,360
Catalina Marketing Corp.
10.500% due 10/01/2015		425	414
CCO Holdings LLC
7.875% due 04/30/2018		550	601
Cemex S.A.B. de C.V.
9.000% due 01/11/2018		5,425	4,869
Chemtura Corp.
7.875% due 09/01/2018		725	766
Cie Generale de Geophysique - Veritas
9.500% due 05/15/2016		1,125	1,235
Citgo Petroleum Corp.
11.500% due 07/01/2017		1,625	1,832
CityCenter Holdings LLC
10.750% due 01/15/2017 (b)		728	806
Clear Channel Worldwide Holdings, Inc.
9.250% due 12/15/2017		1,500	1,642
CMA CGM S.A.
8.500% due 04/15/2017		1,500	832
8.875% due 04/15/2019	EUR	1,500	1,054
CommScope, Inc.
8.250% due 01/15/2019		$625	664
Community Health Systems, Inc.
8.875% due 07/15/2015		740	760
Constellation Brands, Inc.
6.000% due 05/01/2022		875	943
Conti-Gummi Finance BV
7.500% due 09/15/2017	EUR	2,000	2,714
Continental Airlines, Inc.
6.750% due 09/15/2015		$3,350	3,459
Continental Resources, Inc.
5.000% due 09/15/2022		425	432
Cooper Standard Automotive, Inc.
8.500% due 05/01/2018		2,300	2,493
Corp. GEO S.A.B. de C.V.
9.250% due 06/30/2020		2,500	2,625
CPI International, Inc.
8.000% due 02/15/2018		350	317
Delhaize Group S.A.
5.700% due 10/01/2040 (i)		764	645
Dex One Corp.
14.000% due 01/29/2017 (b)		20	5
Digicel Ltd.
8.250% due 09/01/2017		750	771
DJO Finance LLC
9.750% due 10/15/2017		3,300	2,376
10.875% due 11/15/2014		1,000	1,037
El Paso LLC
7.250% due 06/01/2018		300	348
El Paso Natural Gas Co.
8.375% due 06/15/2032		175	228
El Paso Pipeline Partners Operating Co. LLC
6.500% due 04/01/2020		250	292

Eldorado Resorts LLC
8.625% due 06/15/2019		825	788
Energy Transfer Equity LP
7.500% due 10/15/2020 (i)		3,500	3,859
Enterprise Products Operating LLC
7.034% due 01/15/2068		1,160	1,243
8.375% due 08/01/2066 (i)		4,405	4,778
Equinix, Inc.
8.125% due 03/01/2018		1,150	1,279
Euramax International, Inc.
9.500% due 04/01/2016		3,000	2,662
FGI Operating Co. LLC
7.875% due 05/01/2020		4,500	4,702
Florida East Coast Railway Corp.
8.125% due 02/01/2017		650	683
FMG Resources Pty. Ltd.
8.250% due 11/01/2019		1,425	1,518
Ford Motor Co.
9.215% due 09/15/2021 (i)		800	1,025
Global Geophysical Services, Inc.
10.500% due 05/01/2017 (i)		14,050	13,453
Graphic Packaging International, Inc.
7.875% due 10/01/2018		375	414
Grifols, Inc.
8.250% due 02/01/2018		875	943
Hapag-Lloyd AG
9.750% due 10/15/2017 (i)		7,580	6,936
9.750% due 10/15/2017		2,175	1,990
HCA, Inc.
6.250% due 02/15/2013		1,488	1,529
6.500% due 02/15/2020 (i)		2,875	3,123
6.750% due 07/15/2013		1,539	1,612
7.250% due 09/15/2020		650	718
8.500% due 04/15/2019 (i)		4,775	5,372
HD Supply, Inc.
8.125% due 04/15/2019		175	189
Hexion U.S. Finance Corp.
6.625% due 04/15/2020		400	412
Hughes Satellite Systems Corp.
6.500% due 06/15/2019		300	320
IASIS Healthcare LLC
8.375% due 05/15/2019		2,150	2,139
Immucor, Inc.
11.125% due 08/15/2019		900	990
INEOS Group Holdings S.A.
7.875% due 02/15/2016	EUR	3,500	3,865
8.500% due 02/15/2016		$7,050	6,504
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020		3,500	3,692
Interactive Data Corp.
10.250% due 08/01/2018		275	307
Intergen NV
9.000% due 06/30/2017 (i)		4,030	3,970
Jaguar Land Rover PLC
7.750% due 05/15/2018		250	259
8.125% due 05/15/2021		250	259
Laredo Petroleum, Inc.
9.500% due 02/15/2019 (i)		4,525	5,068
Level 3 Financing, Inc.
8.125% due 07/01/2019		1,500	1,547
LIN Television Corp.
8.375% due 04/15/2018		25	26
Logan’s Roadhouse, Inc.
10.750% due 10/15/2017		8,715	8,388
McClatchy Co.
11.500% due 02/15/2017 (i)		4,125	4,300
MGM Resorts International
6.625% due 07/15/2015		1,500	1,552
6.875% due 04/01/2016		300	303
7.500% due 06/01/2016		250	260
8.625% due 02/01/2019		1,000	1,075
10.375% due 05/15/2014		25	28
11.125% due 11/15/2017		500	564
13.000% due 11/15/2013		425	487
Mongolian Mining Corp.
8.875% due 03/29/2017		200	201
Mylan, Inc.
7.625% due 07/15/2017		475	525
Navios Maritime Acquisition Corp.
8.625% due 11/01/2017 (i)		15,900	14,866
Novasep Holding S.A.S.
8.000% due 12/15/2016		9,499	7,694
Oasis Petroleum, Inc.
6.500% due 11/01/2021		300	299
OGX Austria GmbH
8.375% due 04/01/2022		350	303
8.500% due 06/01/2018 (i)		4,750	4,251

OI European Group BV
6.875% due 03/31/2017	EUR	300	395
Ono Finance PLC
10.875% due 07/15/2019		$3,000	2,340
Packaging Dynamics Corp.
8.750% due 02/01/2016		625	659
Palace Entertainment Holdings LLC
8.875% due 04/15/2017		725	761
PetroBakken Energy Ltd.
8.625% due 02/01/2020		675	673
PHH Corp.
7.125% due 03/01/2013 (i)		11,835	12,131
9.250% due 03/01/2016 (i)		4,925	5,257
Plains Exploration & Production Co.
6.750% due 02/01/2022		600	615
Ply Gem Industries, Inc.
8.250% due 02/15/2018 (i)		600	591
Quality Distribution LLC
9.875% due 11/01/2018 (i)		4,000	4,400
Quebecor Media, Inc.
7.750% due 03/15/2016		2,125	2,189
Rain CII Carbon LLC
8.000% due 12/01/2018		725	736
Regal Entertainment Group
9.125% due 08/15/2018		800	884
Reynolds Group Issuer, Inc.
7.125% due 04/15/2019 (i)		775	816
7.875% due 08/15/2019		1,200	1,305
8.500% due 05/15/2018		1,000	985
8.500% due 02/15/2021		2,375	2,268
Rockies Express Pipeline LLC
6.875% due 04/15/2040		1,700	1,470
Samson Investment Co.
9.750% due 02/15/2020		3,125	3,113
SandRidge Energy, Inc.
8.125% due 10/15/2022		2,200	2,225
Santos Finance Ltd.
8.250% due 09/22/2070	EUR	3,000	3,654
Sappi Papier Holding GmbH
7.750% due 07/15/2017 (a)		$1,100	1,118
Schaeffler Finance BV
7.750% due 02/15/2017		550	576
8.500% due 02/15/2019		300	322
Seminole Indian Tribe of Florida
7.750% due 10/01/2017		250	274
Seneca Gaming Corp.
8.250% due 12/01/2018		1,525	1,571
Seven Seas Cruises S de RL LLC
9.125% due 05/15/2019		250	259
Smurfit Kappa Funding PLC
7.750% due 04/01/2015		200	203
Syniverse Holdings, Inc.
9.125% due 01/15/2019		225	245
Tenet Healthcare Corp.
8.875% due 07/01/2019		1,700	1,917
Tennessee Gas Pipeline Co. LLC
8.375% due 06/15/2032		375	493
Thermon Industries, Inc.
9.500% due 05/01/2017		58	64
Tomkins LLC
9.000% due 10/01/2018		720	805
TransUnion Holding Co., Inc.
9.625% due 06/15/2018		525	570
U.S. Airways Pass-Through Trust
5.900% due 04/01/2026		500	512
Unit Corp.
6.625% due 05/15/2021		400	400
Univision Communications, Inc.
6.875% due 05/15/2019		1,475	1,527
UPC Holding BV
9.875% due 04/15/2018		2,000	2,200
UPCB Finance Ltd.
6.875% due 01/15/2022		1,500	1,537
7.625% due 01/15/2020	EUR	750	1,001
Valeant Pharmaceuticals International
6.500% due 07/15/2016 (i)		$8,450	8,872
6.875% due 12/01/2018		1,900	1,974
West Corp.
8.625% due 10/01/2018		325	346
Windstream Corp.
7.750% due 10/15/2020		700	745
WMG Acquisition Corp.
9.500% due 06/15/2016		2,450	2,683
Wynn Las Vegas LLC
5.375% due 03/15/2022		1,400	1,410

			303,850

UTILITIES 12.1%
AES Andres Dominicana Ltd.
9.500% due 11/12/2020 (i)		9,900	10,296
AES Corp.
7.375% due 07/01/2021		950	1,062
AES Ironwood LLC
8.857% due 11/30/2025		4,404	5,098
AES Red Oak LLC
8.540% due 11/30/2019		515	548
9.200% due 11/30/2029		2,100	2,257
Coffeyville Resources LLC
9.000% due 04/01/2015		5,858	6,268
10.875% due 04/01/2017 (i)		13,825	15,484
Cricket Communications, Inc.
10.000% due 07/15/2015		200	207
Energy Future Holdings Corp.
9.750% due 10/15/2019		500	518
10.000% due 01/15/2020 (i)		4,500	4,826
Energy Future Intermediate Holding Co. LLC
9.750% due 10/15/2019		3,444	3,565
Frontier Communications Corp.
7.450% due 07/01/2035		325	262
9.000% due 08/15/2031		1,450	1,392
Ipalco Enterprises, Inc.
7.250% due 04/01/2016 (i)		1,200	1,310
Midwest Generation LLC
8.560% due 01/02/2016		893	853
NSG Holdings LLC
7.750% due 12/15/2025 (i)		4,450	4,472
Sprint Capital Corp.
8.750% due 03/15/2032		1,350	1,235
Tenaska Alabama Partners LP
7.000% due 06/30/2021		1,740	1,851
Time Warner Telecom Holdings, Inc.
8.000% due 03/01/2018		300	329
Tokyo Electric Power Co., Inc.
4.500% due 03/24/2014	EUR	500	632
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.493% due 02/02/2016		$1,500	1,499
7.748% due 02/02/2021		1,500	1,452
Virgin Media Finance PLC
9.500% due 08/15/2016		2,875	3,220
Wilmington Trust Co. - Tucson Electric
10.732% due 01/01/2013 (n)		327	332

			68,968

Total Corporate Bonds & Notes (Cost $514,829)			514,070

MUNICIPAL BONDS & NOTES 1.2%
CALIFORNIA 0.2%
California State General Obligation Bonds, (BABs), Series 2009
7.350% due 11/01/2039		100	125
7.550% due 04/01/2039		100	129
San Diego Redevelopment Agency, California Tax Allocation Bonds, Series 2010
7.750% due 09/01/2040		1,000	1,053

			1,307

NEW JERSEY 0.1%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040		300	438

NEW YORK 0.6%
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.750% due 11/15/2051		3,000	3,412

PENNSYLVANIA 0.3%
Pennsylvania Turnpike Commission Revenue Bonds, Series 2011
5.500% due 12/01/2041		1,500	1,713

Total Municipal Bonds & Notes (Cost $6,164)			6,870

MORTGAGE-BACKED SECURITIES 3.2%
Adjustable Rate Mortgage Trust
2.927% due 10/25/2035		254	190
American Home Mortgage Assets LLC
0.475% due 09/25/2046 ^		474	60
1.067% due 11/25/2046		1,010	419
6.250% due 06/25/2037		538	259

Banc of America Alternative Loan Trust
0.645% due 05/25/2035	147	97
Banc of America Funding Corp.
3.035% due 03/20/2036	452	317
Bear Stearns Adjustable Rate Mortgage Trust
3.189% due 10/25/2035	270	271
Bear Stearns Alt-A Trust
2.639% due 01/25/2035	11	9
Citigroup Mortgage Loan Trust, Inc.
4.900% due 11/25/2035	1,322	1,195
Countrywide Alternative Loan Trust
0.425% due 05/25/2047	59	34
0.454% due 03/20/2046	89	45
0.505% due 07/25/2046	500	42
1.147% due 12/25/2035	174	99
5.272% due 10/25/2035 ^	123	82
Countrywide Home Loan Mortgage Pass-Through Trust
0.565% due 03/25/2035	429	269
6.000% due 05/25/2036 ^	249	198
Deutsche ALT-A Securities, Inc.
5.000% due 10/25/2018	236	245
Downey Savings & Loan Association Mortgage Loan Trust
0.493% due 03/19/2045	65	42
First Horizon Alternative Mortgage Securities
2.598% due 09/25/2035	876	638
6.000% due 05/25/2036	221	167
GMAC Mortgage Corp. Loan Trust
3.095% due 04/19/2036	643	445
Granite Mortgages PLC
1.366% due 01/20/2044	6,966	6,292
GSR Mortgage Loan Trust
2.626% due 11/25/2035	289	256
2.679% due 04/25/2035	7	7
3.044% due 05/25/2035	1,829	1,349
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	52	31
0.483% due 03/19/2036	885	458
Indymac Index Mortgage Loan Trust
4.821% due 09/25/2035	172	128
JPMorgan Mortgage Trust
2.924% due 04/25/2035	345	322
3.164% due 07/27/2037	844	636
6.000% due 08/25/2037	310	264
Nomura Asset Acceptance Corp.
6.138% due 03/25/2047	386	341
Residential Accredit Loans, Inc.
0.575% due 03/25/2037	665	193
5.500% due 02/25/2036 ^	696	405
Residential Asset Securitization Trust
6.000% due 05/25/2037	236	182
Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2036	55	26
WaMu Mortgage Pass-Through Certificates
0.928% due 05/25/2047	676	440
5.238% due 07/25/2037	483	400
5.711% due 10/25/2036	452	330
Wells Fargo Mortgage-Backed Securities Trust
2.634% due 03/25/2035	749	703

Total Mortgage-Backed Securities (Cost $17,850)		17,886

ASSET-BACKED SECURITIES 4.3%
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	2,124	2,124
7.001% due 09/20/2022	19,200	18,803
Argent Securities, Inc.
1.295% due 12/25/2033	334	257
Carrington Mortgage Loan Trust
0.395% due 08/25/2036	100	34
Credit-Based Asset Servicing and Securitization LLC
5.273% due 01/25/2037	1,252	452
CSAB Mortgage-Backed Trust
6.172% due 06/25/2036	796	508
GSAMP Trust
0.395% due 08/25/2036	100	37
Mid-State Trust
7.791% due 03/15/2038	24	23
Morgan Stanley ABS Capital
0.385% due 05/25/2037	200	69
Option One Mortgage Loan Trust
1.220% due 08/25/2033	139	79
Residential Asset Securities Corp.
0.395% due 08/25/2036	100	56
6.980% due 09/25/2031	1,805	1,723

Total Asset-Backed Securities (Cost $23,467)		24,165

	SHARES
COMMON STOCKS 2.4%
CONSUMER DISCRETIONARY 0.0%
Dex One Corp. (c)		126,000	117

ENERGY 0.1%
Lone Pine Resources, Inc. (c)		114,862	315

FINANCIALS 0.7%
CIT Group, Inc. (c)		110,481	3,938
Hipotecaria Su Casita S.A. de C.V. (c)		78,886	0
PMI Group, Inc. (c)		658,337	16

			3,954

HEALTH CARE 1.0%
Novasep, Inc. (n)		586,278	7
NVHL S.A. ‘A’ (n)		200,400	571
NVHL S.A. ‘B’ (n)		200,400	571
NVHL S.A. ‘C’ (n)		200,400	571
NVHL S.A. ‘D’ (n)		200,400	571
NVHL S.A. ‘E’ (n)		200,400	571
NVHL S.A. ‘F’ (n)		200,400	571
NVHL S.A. ‘G’ (n)		200,400	571
NVHL S.A. ‘H’ (n)		200,400	571
NVHL S.A. ‘I’ (n)		200,400	571
NVHL S.A. ‘J’ (n)		200,400	571

			5,717

INFORMATION TECHNOLOGY 0.4%
Advanced Micro Devices, Inc. (c)		409,800	2,348

TELECOMMUNICATION SERVICES 0.2%
Level 3 Communications, Inc. (c)		47,176	1,045

Total Common Stocks (Cost $22,883)			13,496

CONVERTIBLE PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Health Care REIT, Inc.
6.500% due 04/20/2018 (e)		22,000	1,188

Total Convertible Preferred Securities (Cost $1,100)			1,188

PREFERRED SECURITIES 4.0%
BANKING & FINANCE 4.0%
Farm Credit Bank
10.000% due 12/15/2020 (e)		12,000	13,995
FelCor Lodging Trust, Inc.
8.000% due 07/30/2012 (e)		20,000	527
First Industrial Realty Trust, Inc.
6.915% due 07/30/2012 (e)		5,000	4,594
GMAC Capital Trust
8.125% due 02/15/2040		160,000	3,848

Total Preferred Securities (Cost $20,133)			22,964

	PRINCIPAL AMOUNT (000s)		.
SHORT-TERM INSTRUMENTS 5.2%
REPURCHASE AGREEMENTS 1.0%
UBS Securities LLC
0.150% due 07/13/2012	EUR$	4,670	5,910
(Dated 06/29/2012. Collateralized by Barclays Bank PLC 4.875% due 08/13/2019 valued at $5,455. Repurchase proceeds are $5,910.)

U.S. TREASURY BILLS 0.6%
0.142% due 07/26/2012 - 06/27/2013 (d)(g)(h)(j)(k)	$3,600	3,597

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (f) 3.6%
PIMCO Short-Term Floating NAV Portfolio	2,048,020	20,521

Total Short-Term Instruments (Cost $29,933)		30,028

Total Investments 130.0% (Cost $746,143)		$740,812
Written Options (m) (0.0%) (Premiums $0)		(134)
Other Assets and Liabilities (Net) (30.0%)		(170,688)

Net Assets 100.0%		$569,990

Notes to Schedule of Investments (amounts in thousands*, except number of contracts and shares):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	When-issued security.

(b)	Payment in-kind bond security.

(c)	Non-income producing security.

(d)	Coupon represents a weighted average yield to maturity.

(e)	Perpetual maturity, date shown represents next contractual call date.

(f)	Affiliated to the Portfolio.

(g)	Securities with an aggregate market value of $110 and cash of $4,879 have been pledged as collateral as of June 30, 2012 for equity options, equity short sales, and other transactions in accordance with prime brokerage arrangements.

(h)	Securities with an aggregate market value of $2,850 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(i)	On June 30, 2012, securities valued at $201,075 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(5.000%)	05/10/2012	05/10/2014	$4,445	$(4,413)
	0.450%	06/15/2012	07/17/2012	9,699	(9,701)
	0.650%	06/15/2012	07/17/2012	4,908	(4,909)
	0.650%	06/19/2012	07/18/2012	74,141	(74,157)
DEU	(5.000%)	05/01/2012	04/30/2014	2,628	(2,606)
	(1.500%)	03/28/2012	03/27/2014	583	(581)
	0.800%	04/12/2012	07/11/2012	4,019	(4,026)
	0.800%	05/07/2012	08/09/2012	8,793	(8,804)
	0.800%	06/06/2012	09/06/2012	47,169	(47,195)
	0.800%	06/08/2012	09/10/2012	715	(715)
	0.800%	06/22/2012	09/17/2012	6,490	(6,491)
JPM	0.700%	06/07/2012	07/06/2012	20,055	(20,064)
ULW	0.580%	04/30/2012	07/26/2012	988	(989)
	0.620%	04/30/2012	07/26/2012	979	(980)

					$(185,632)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $212,348 at a weighted average interest rate of 0.529%.

(j)	Securities with an aggregate market value of $317 and cash of $1,024 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation/ (Depreciation)
90-Day Eurodollar March Futures	Long	03/2013	136	$212
E-mini S&P 500 Index September Futures	Short	09/2012	270	(526)
U.S. Treasury 10-Year Note September Futures	Long	09/2012	308	178

				$(136)

(k)	Centrally cleared swap agreements outstanding on June 30, 2012: Securities with an aggregate market value of $321 and cash of $12,995 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Buy Protection(2)

Index/Tranches	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized (Depreciation)
CDX.HY-16 5-Year Index	(5.000%	)	06/20/2016	$35,520	$(21)	$(1,530)
CDX.HY-17 5-Year Index	(5.000%	)	12/20/2016	77,328	1,732	(4,085)
CDX.HY-18 5-Year Index	(5.000%	)	06/20/2017	76,923	2,636	(605)

					$4,347	$(6,220)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.250%	06/20/2022	$38,200	$(1,728)	$(1,538)

(l)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection(2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	GST	(1.000%	)	12/20/2016	0.613%		$3,000	$(52)	$(45)	$(7)
Barclays Bank PLC	GST	(1.000%	)	03/20/2017	1.951%	EUR	3,000	157	166	(9)
Barclays Bank PLC	MYC	(1.000%	)	06/20/2017	1.993%		2,000	114	97	17
Berkshire Hathaway Finance Corp.	CBK	(1.000%	)	09/20/2016	1.242%		$2,500	24	23	1
Credit Agricole S.A.	CBK	(1.000%	)	06/20/2017	3.049%	EUR	2,000	227	252	(25)
Gannett Co., Inc.	DUB	(5.000%	)	06/20/2016	2.629%		$15,000	(1,358)	(1,288)	(70)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.282%		3,000	35	62	(27)
JPMorgan Chase & Co.	BRC	(1.000%	)	12/20/2016	1.282%		3,000	36	87	(51)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	1.241%		8,000	76	110	(34)
Knight Ridder, Inc.	GST	(5.000%	)	12/20/2013	5.508%		4,000	22	440	(418)
Lockheed Martin Corp.	FBF	(1.000%	)	06/20/2017	0.766%		5,000	(58)	(77)	19
Wells Fargo & Co.	MYC	(1.000%	)	09/20/2016	0.852%		10,000	(65)	72	(137)

								$(842)	$(101)	$(741)

Credit Default Swaps on Corporate Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Advanced Micro Devices, Inc.	MYC	5.000%	03/20/2016	3.963%		$3,000	$112	$101	$11
Assured Guaranty Corp.	GST	5.000%	09/20/2012	5.302%		4,000	4	(60)	64
Assured Guaranty Corp.	GST	5.000%	03/20/2013	5.305%		15,500	(8)	(388)	380
Assured Guaranty Corp.	MYC	5.000%	09/20/2012	5.302%		4,000	4	(30)	34
Berkshire Hathaway Finance Corp.	CBK	1.000%	06/20/2020	1.575%		1,000	(41)	(42)	1
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2021	1.600%		1,500	(68)	(60)	(8)
First Industrial LP	MYC	5.000%	03/20/2016	2.695%		1,500	124	51	73
First Industrial LP	UAG	5.000%	03/20/2016	2.695%		1,500	124	64	60
General Electric Capital Corp.	CBK	4.100%	12/20/2013	0.874%		1,350	66	0	66
GenOn Energy, Inc.	MYC	5.000%	12/20/2014	6.982%		300	(13)	(30)	17
NRG Energy, Inc.	GST	5.000%	06/20/2017	5.672%		2,000	(53)	(120)	67
Rallye S.A.	DUB	5.000%	12/20/2012	2.124%	EUR	3,000	59	236	(177)
Sprint Nextel Corp.	UAG	1.000%	06/20/2019	7.228%		$2,800	(850)	(507)	(343)
Tokyo Electric Power Co., Inc.	CBK	1.000%	09/20/2012	3.253%	JPY	15,000	(1)	(21)	20
Tokyo Electric Power Co., Inc.	CBK	1.000%	12/20/2012	2.414%		107,700	(8)	(225)	217
Tokyo Electric Power Co., Inc.	CBK	1.000%	06/20/2013	2.769%		48,000	(10)	(70)	60
Urbi Desarrollos Urbanos S.A.B. de C.V.	DUB	5.000%	03/20/2016	1.000%		$6,500	(535)	(263)	(272)

							$(1,094)	$(1,364)	$270

Credit Default Swaps on Credit Indices - Buy Protection (2)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)		Market Value (6)	Premiums Paid	Unrealized (Depreciation)
iTraxx Europe 15 Index 9-12%	MYC	(1.000%	)	06/20/2016	EUR	5,000	$688	$976	$(288)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(m)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	$6,600	$0	$(18)
Put - OTC 1-Year Interest Rate Swap	GLM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	6,600	0	(1)
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.795%	10/11/2012	6,600	0	(19)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.795%	10/11/2012	6,600	0	(1)
Call - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.915%	11/14/2012	13,200	0	(90)
Put - OTC 2-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.915%	11/14/2012	13,200	0	(5)

							$0	$(134)

(n)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Novasep, Inc.			12/13/2011	$7	$7	0.00%
NVHL S.A. ‘A’			03/09/2012	652	571	0.10%
NVHL S.A. ‘B’			03/09/2012	652	571	0.10%
NVHL S.A. ‘C’			03/09/2012	652	571	0.10%
NVHL S.A. ‘D’			03/09/2012	652	571	0.10%
NVHL S.A. ‘E’			03/09/2012	652	571	0.10%
NVHL S.A. ‘F’			03/09/2012	652	571	0.10%
NVHL S.A. ‘G’			03/09/2012	652	571	0.10%
NVHL S.A. ‘H’			03/09/2012	652	571	0.10%
NVHL S.A. ‘I’			03/09/2012	652	571	0.10%
NVHL S.A. ‘J’			03/09/2012	652	571	0.10%
Wilmington Trust Co. - Tucson Electric	10.732%	01/01/2013	12/08/2000	328	331	0.06%

				$6,855	$6,048	1.06%

(o)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount/Shares		Proceeds	Market Value (7)
Barclays Bank PLC	4.875%	08/13/2019	EUR	4,000	$5,617	$(5,912)
Kraft Foods, Inc. ‘A’				89,600	3,011	(3,460)

					$8,628	$(9,372)

(7)	Market value includes $217 of interest payable on short sales.

(p)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	EUR	329		$430	BOA	$14	$0	$14
07/2012		21,839		27,214	CBK	0	(423)	(423)
07/2012		9		11	FBF	0	0	0
07/2012		32,406		40,631	HUS	0	(379)	(379)
07/2012		4,661		5,874	JPM	0	(25)	(25)
07/2012		5		6	RYL	0	0	0
07/2012	GBP	1,378		2,175	GSC	16	0	16
07/2012		1,377		2,171	HUS	15	0	15
07/2012		$60,895	EUR	48,764	BPS	815	0	815
07/2012		12,908		10,156	JPM	0	(56)	(56)
07/2012		4,299	GBP	2,755	UAG	16	0	16
08/2012	AUD	9,768		$9,763	BOA	0	(200)	(200)
08/2012	EUR	44,416		55,446	BPS	0	(776)	(776)
08/2012		4,631		5,864	UAG	2	0	2
08/2012	GBP	2,755		4,299	UAG	0	(16)	(16)
08/2012		$5,766	EUR	4,624	JPM	87	0	87
09/2012	CAD	3,705		$3,604	UAG	0	(28)	(28)
09/2012		$3,388	JPY	265,079	BPS	0	(68)	(68)

						$965	$(1,971)	$(1,006)

(q)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$107,956	$2,189	$110,145
Corporate Bonds & Notes
Banking & Finance	0	141,252	0	141,252
Industrials	0	301,864	1,986	303,850
Utilities	0	67,783	1,185	68,968
Municipal Bonds & Notes
California	0	1,307	0	1,307
New Jersey	0	438	0	438
New York	0	3,412	0	3,412
Pennsylvania	0	1,713	0	1,713
Mortgage-Backed Securities	0	17,886	0	17,886
Asset-Backed Securities	0	3,238	20,927	24,165
Common Stocks
Consumer Discretionary	117	0	0	117
Energy	315	0	0	315
Financials	3,954	0	0	3,954
Health Care	0	7	5,710	5,717
Information Technology	2,348	0	0	2,348
Telecommunication Services	1,045	0	0	1,045
Convertible Preferred Securities
Banking & Finance	1,188	0	0	1,188
Preferred Securities
Banking & Finance	8,969	13,995	0	22,964
Short-Term Instruments
Repurchase Agreements	0	5,910	0	5,910
U.S. Treasury Bills	0	3,597	0	3,597
PIMCO Short-Term Floating NAV Portfolio	20,521	0	0	20,521
	$38,457	$670,358	$31,997	$740,812

Short Sales, at value	$(3,460)	$(5,912)	$0	$(9,372)

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	1,107	0	1,107
Foreign Exchange Contracts	0	965	0	965
Interest Rate Contracts	390	0	0	390
	$390	$2,072	$0	$2,462

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(7,814)	(272)	(8,086)
Equity Contracts	(526)	0	0	(526)
Foreign Exchange Contracts	0	(1,971)	0	(1,971)
Interest Rate Contracts	0	(1,672)	0	(1,672)

	$(526)	$(11,457)	$(272)	$(12,255)

Totals	$34,861	$655,061	$31,725	$721,647

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Bank Loan Obligations	$500	$2,189	$0	$0	$0	$0	$0	$(500)	$2,189	$0
Corporate Bonds & Notes
Industrials	1,459	500	0	0	0	27	0	0	1,986	27
Utilities	1,178	0	0	(2)	0	9	0	0	1,185	9
Asset-Backed Securities	19,689	0	0	17	0	1,221	0	0	20,927	1,221
Common Stocks
Financials	0	0	0	0	0	0	0	0	0	0
Health Care	8	6,522	0	0	0	(813)	0	(7)	5,710	(813)

	$22,834	$9,211	$0	$15	$0	$444	$0	$(507)	$31,997	$444
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	$(390)	$0	$0	$0	$0	$118	$0	$0	$(272)	$118

Totals	$22,444	$9,211	$0	$15	$0	$562	$0	$(507)	$31,725	$562

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Bank Loan Obligations	$2,189	Benchmark Pricing	Base Price	99.50
Corporate Bonds & Notes
Industrials	1,986	Third Party Vendor	Broker Quote	99.00 - 102.38
Utilities	332	Benchmark Pricing	Base Price	101.50
	853	Third Party Vendor	Broker Quote	95.50
Asset-Backed Securities	18,803	Benchmark Pricing	Base Price	98.00
	2,124	Third Party Vendor	Broker Quote	100.00
Common Stocks
Financials	0	Other Valuation Techniques	—	—
Health Care	5,710	Market Comparable Companies	EBITDA Multiples	6.00 - 8.00
		Market Comparable Companies	Revenue Multiple	0.80 - 1.20
		Market Comparable Companies	Discount for Lack of Marketability	15.00 - 25.00%
		Market Comparable Companies	Control Premium	5.00 - 10.00%
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	(272)	Indicative Market Quotations	Broker Quote	(8.39)

Total	$31,725

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO International Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
AUSTRALIA 2.9%
CORPORATE BONDS & NOTES 2.9%
Commonwealth Bank of Australia
0.968% due 06/25/2014		$3,700	$3,733
4.500% due 02/20/2014	AUD	40,000	41,689
ING Bank Australia Ltd.
3.600% due 03/03/2015		1,000	1,026
National Australia Bank Ltd.
4.750% due 02/12/2014		15,000	15,687

Total Australia (Cost $39,964)			62,135

AUSTRIA 5.0%
SOVEREIGN ISSUES 5.0%
Austria Government Bond
3.800% due 10/20/2013	EUR	31,000	40,963
4.125% due 01/15/2014		50,000	66,887

Total Austria (Cost $113,266)			107,850

CANADA 26.0%
SOVEREIGN ISSUES 26.0%
Canada Government Bond
1.750% due 03/01/2013	CAD	50,000	49,364
3.750% due 06/01/2019 (e)		27,000	30,502
4.000% due 06/01/2041 (d)(e)		14,600	19,369
4.250% due 06/01/2018		1,300	1,485
Canada Housing Trust
2.650% due 03/15/2022		5,000	5,080
2.750% due 12/15/2015		100	103
Hydro Quebec
2.000% due 06/30/2016		$4,500	4,664
Province of Ontario
4.000% due 06/02/2021	CAD	78,800	85,765
4.200% due 06/02/2020		54,900	60,531
4.400% due 06/02/2019		95,000	105,782
4.650% due 06/02/2041		67,900	81,708
6.200% due 06/02/2031		7,000	9,588
Province of Quebec
4.500% due 12/01/2018		46,000	51,246
4.500% due 12/01/2020		25,000	28,006
5.000% due 12/01/2041		8,000	9,946
6.250% due 06/01/2032		10,000	13,668

Total Canada (Cost $530,551)			556,807

FINLAND 5.0%
SOVEREIGN ISSUES 5.0%
Finland Government Bond
5.375% due 07/04/2013	EUR	81,000	107,908

Total Finland (Cost $113,133)			107,908

FRANCE 11.7%
CORPORATE BONDS & NOTES 0.2%
BNP Paribas Home Loan SFH
4.750% due 05/28/2013	EUR	2,900	3,800
Cie de Financement Foncier S.A.
4.500% due 01/09/2013		900	1,160

			4,960

SOVEREIGN ISSUES 11.5%
France Government Bond
4.000% due 10/25/2013		75,000	99,469
France Treasury Notes
3.750% due 01/12/2013		75,000	96,659
4.500% due 07/12/2013		33,000	43,595

Societe Financement de l’Economie Francaise
2.875% due 09/22/2014		$7,500	7,774

			247,497

Total France (Cost $248,101)			252,457

NETHERLANDS 10.0%
SOVEREIGN ISSUES 10.0%
Netherlands Government Bond
1.000% due 01/15/2014	EUR	75,000	96,113
4.250% due 07/15/2013		90,000	118,685

Total Netherlands (Cost $210,479)			214,798

NORWAY 0.2%
CORPORATE BONDS & NOTES 0.2%
DNB Boligkreditt A/S
4.625% due 07/03/2012	EUR	3,100	3,923

Total Norway (Cost $4,596)			3,923

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
European Investment Bank
1.250% due 09/20/2012	JPY	450,000	5,670

Total Supranational (Cost $5,450)			5,670

SWEDEN 5.1%
SOVEREIGN ISSUES 5.1%
Sweden Government Bond
6.750% due 05/05/2014	SEK	680,000	108,545

Total Sweden (Cost $112,713)			108,545

UNITED KINGDOM 1.5%
CORPORATE BONDS & NOTES 0.2%
Rexam PLC
6.750% due 06/01/2013		$4,000	4,131

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
4.000% due 03/07/2022 (e)	GBP	15,000	28,221
4.250% due 12/07/2046		364	709

			28,930

Total United Kingdom (Cost $31,065)			33,061

UNITED STATES 12.5%
ASSET-BACKED SECURITIES 3.2%
AFC Home Equity Loan Trust
0.955% due 12/22/2027		$11	9
Ameriquest Mortgage Securities, Inc.
0.475% due 11/25/2035		118	115
Amortizing Residential Collateral Trust
0.825% due 07/25/2032		58	47
0.945% due 10/25/2031		435	328
Argent Securities, Inc.
0.335% due 07/25/2036		1,866	585
Asset-Backed Funding Certificates
0.595% due 06/25/2034		870	650
Asset-Backed Securities Corp. Home Equity
0.325% due 05/25/2037		461	351
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036		1	1
0.325% due 10/25/2036		117	108
0.335% due 06/25/2047		899	873
0.445% due 06/25/2036		329	327
0.735% due 06/25/2036		1,900	1,500
0.905% due 10/25/2032		245	212
BNC Mortgage Loan Trust
0.345% due 05/25/2037		591	534
Carrington Mortgage Loan Trust
0.565% due 10/25/2035		440	426

CIT Group Home Equity Loan Trust
0.515% due 06/25/2033		30	25
Countrywide Asset-Backed Certificates
0.325% due 10/25/2047		42	42
0.345% due 07/25/2037		20,000	18,742
0.345% due 08/25/2037		1,414	1,327
0.345% due 09/25/2037		28	28
0.345% due 05/25/2047		43	42
0.345% due 09/25/2047		20	20
0.435% due 06/25/2036		3,560	3,259
0.985% due 05/25/2032		154	124
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032		192	151
Credit-Based Asset Servicing and Securitization LLC
0.305% due 11/25/2036		65	23
0.315% due 01/25/2037		425	89
Equity One ABS, Inc.
0.545% due 04/25/2034		536	383
First Franklin Mortgage Loan Asset-Backed Certificates
0.615% due 12/25/2034		10	10
Home Equity Asset Trust
0.845% due 11/25/2032		1	1
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036		54	19
JPMorgan Mortgage Acquisition Corp.
0.395% due 03/25/2037		10,000	7,707
Lehman XS Trust
0.395% due 04/25/2037		216	133
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034		28	23
MASTR Asset-Backed Securities Trust
0.375% due 10/25/2036		50	50
Merrill Lynch Mortgage Investors, Inc.
0.325% due 09/25/2037		49	10
Morgan Stanley ABS Capital
0.305% due 05/25/2037		172	135
0.335% due 01/25/2037		20,000	7,114
0.345% due 11/25/2036		13,185	6,822
Park Place Securities, Inc.
0.505% due 09/25/2035		185	173
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037		72	60
SLM Student Loan Trust
1.966% due 04/25/2023		14,310	14,793
Soundview Home Equity Loan Trust
0.305% due 11/25/2036		375	103
Structured Asset Securities Corp.
0.645% due 05/25/2034		14	13
1.745% due 04/25/2035		28	24
Washington Mutual Asset-Backed Certificates
0.305% due 10/25/2036		53	34

			67,545

CORPORATE BONDS & NOTES 2.8%
Bank of America Corp.
0.727% due 10/14/2016		10,000	8,850
Black & Decker Corp.
5.750% due 11/15/2016		5,000	5,817
Cadbury Schweppes U.S. Finance LLC
5.125% due 10/01/2013		7,000	7,335
Cardinal Health, Inc.
6.000% due 06/15/2017		2,600	3,003
Citigroup, Inc.
6.500% due 08/19/2013		300	314
Computer Sciences Corp.
6.500% due 03/15/2018		4,600	4,922
Maytag Corp.
5.000% due 05/15/2015		5,700	5,895
Mohawk Industries, Inc.
6.375% due 01/15/2016		6,000	6,645
Morgan Stanley
1.115% due 05/02/2014	EUR	100	121
SSIF Nevada LP
1.167% due 04/14/2014		$10,900	10,833
Starwood Hotels & Resorts Worldwide, Inc.
6.750% due 05/15/2018		5,000	5,818

			59,553

MORTGAGE-BACKED SECURITIES 3.5%
American Home Mortgage Investment Trust
2.569% due 10/25/2034		31	29
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035		210	184

Bear Stearns Alt-A Trust
2.665% due 01/25/2036 ^	2,657	1,319
2.821% due 02/25/2036 ^	229	103
2.935% due 08/25/2036 ^	72	37
Citigroup Mortgage Loan Trust, Inc.
2.644% due 08/25/2035	176	166
Countrywide Alternative Loan Trust
0.405% due 02/25/2047	302	183
0.424% due 02/20/2047	12,048	5,940
0.425% due 05/25/2047	1,952	1,112
0.435% due 08/25/2046	469	250
0.435% due 11/25/2046	813	449
0.454% due 03/20/2046	1,014	508
0.505% due 12/25/2035	129	89
0.525% due 12/25/2035	504	333
0.525% due 02/25/2037	339	182
0.545% due 08/25/2035	1,104	645
0.545% due 12/25/2035	1,987	1,178
0.565% due 11/25/2035	14,200	8,062
0.595% due 09/25/2035	3,961	2,320
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	384	252
0.535% due 03/25/2035	1,662	910
0.535% due 04/25/2035	21	13
0.545% due 03/25/2035	126	77
0.565% due 03/25/2035	9,874	5,138
0.575% due 02/25/2035	29	21
0.625% due 09/25/2034	33	21
2.708% due 08/25/2034	117	91
Credit Suisse First Boston Mortgage Securities Corp.
6.500% due 04/25/2033	42	44
Credit Suisse Mortgage Capital Certificates
5.311% due 12/15/2039	500	557
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036	10	4
Downey Savings & Loan Association Mortgage Loan Trust
0.453% due 03/19/2045	1,562	1,034
0.503% due 08/19/2045	577	355
0.573% due 09/19/2045	3,323	1,941
Greenpoint Mortgage Funding Trust
0.325% due 10/25/2046	32	31
0.325% due 01/25/2047 ^	5	5
0.475% due 06/25/2045	3,604	2,051
GSR Mortgage Loan Trust
6.000% due 03/25/2032	1	1
Harborview Mortgage Loan Trust
0.433% due 01/19/2038	888	536
0.463% due 05/19/2035	1,949	1,228
0.483% due 06/19/2035	950	618
0.483% due 01/19/2036	258	138
0.483% due 03/19/2036	3,497	1,810
0.493% due 01/19/2036	4,493	2,394
0.553% due 11/19/2035	614	398
0.573% due 09/19/2035	51	30
0.584% due 06/20/2035	149	118
Nomura Asset Acceptance Corp.
2.742% due 10/25/2035	70	48
Residential Accredit Loans, Inc.
0.455% due 04/25/2046	252	98
Sequoia Mortgage Trust
0.593% due 10/19/2026	28	26
0.594% due 07/20/2033	2,680	2,383
1.097% due 10/20/2034	889	765
Structured Asset Mortgage Investments, Inc.
0.823% due 07/19/2034	14	13
Thornburg Mortgage Securities Trust
0.785% due 03/25/2044	240	200
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	276	267
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	176	143
0.535% due 10/25/2045	71	57
0.555% due 01/25/2045	42	35
0.565% due 01/25/2045	43	36
0.565% due 07/25/2045	44	36
0.968% due 12/25/2046	314	226
1.158% due 08/25/2046	40,662	26,182
1.347% due 11/25/2042	7	6
1.547% due 08/25/2042	29	23
2.390% due 02/27/2034	26	26
2.640% due 10/25/2046	96	72
2.640% due 11/25/2046	861	646
Wells Fargo Mortgage-Backed Securities Trust
2.622% due 03/25/2036	253	224
2.636% due 04/25/2036	46	44
2.649% due 09/25/2034	464	468

		74,929

U.S. GOVERNMENT AGENCIES 0.8%
Fannie Mae
0.365% due 03/25/2034		31	31
0.395% due 08/25/2034		19	19
0.595% due 09/25/2042		82	81
0.645% due 06/25/2029		11	11
2.247% due 12/01/2034		26	28
2.485% due 11/01/2034		100	106
2.633% due 12/01/2030		4	4
6.000% due 07/25/2044		49	54
6.060% due 03/01/2023		405	486
7.000% due 09/25/2023		50	58
8.800% due 01/25/2019		76	87
Freddie Mac
0.395% due 09/25/2035		3,823	3,806
0.472% due 02/15/2019		4,454	4,461
0.525% due 09/25/2031		57	53
0.692% due 12/15/2031		4	4
1.315% due 10/25/2044		186	186
1.353% due 02/25/2045		87	84
1.526% due 07/25/2044		57	59
2.658% due 10/01/2036		150	160
4.500% due 02/15/2020		78	81
5.000% due 12/15/2031		434	439
6.500% due 07/15/2028		1,005	1,153
Ginnie Mae
1.625% due 03/20/2022 - 09/20/2026		384	397
2.000% due 09/20/2024 - 02/20/2025		419	435
2.375% due 04/20/2022 - 06/20/2030		1,067	1,109
6.000% due 08/20/2034		799	973
7.500% due 02/16/2030		1,296	1,545
Small Business Administration
4.625% due 02/01/2025		96	106
5.090% due 10/01/2025		47	53

			16,069

U.S. TREASURY OBLIGATIONS 2.2%
U.S. Treasury Notes
1.375% due 02/28/2019 (e)		46,000	47,010

Total United States (Cost $332,849)			265,106

SHORT-TERM INSTRUMENTS 19.0%
REPURCHASE AGREEMENTS 0.0%
State Street Bank and Trust Co.
0.010% due 07/02/2012		$785	785

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $801. Repurchase proceeds are $785.)
JAPAN TREASURY BILLS 5.8%
0.103% due 07/30/2012 - 08/13/2012 (a)	JPY	10,000,000	125,089

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 13.2%
PIMCO Short-Term Floating NAV Portfolio		28,224,168	282,806

Total Short-Term Instruments (Cost $408,692)			408,680

Total Investments 99.2% (Cost $2,150,859)			$2,126,940
Other Assets and Liabilities (Net) 0.8%			16,801

Net Assets 100.0%			$2,143,741

Notes to Consolidated Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $1,952 at a weighted average interest rate of 0.160%. On June 30, 2012, there were no open reverse repurchase agreements.

(d)	Securities with an aggregate market value of $1,800 and cash of $80 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
Euro-Bund 10-Year Bond September Futures	Long	09/2012	460	$(2,077)

(e)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $6,806 and cash of $5,884 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation
Pay	3-Month CAD Bank Bill	1.500%	12/19/2016	CAD	125,000	$(102)	$2,604
Pay	3-Month CAD Bank Bill	2.500%	12/19/2021		98,000	3,294	3,700
Pay	3-Month CAD Bank Bill	2.500%	06/18/2022		196,500	5,928	7,494
Pay	6-Month GBP-LIBOR	2.500%	09/19/2022	GBP	45,000	2,304	2,304

						$11,424	$16,102

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (2)	Notional Amount (3)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Black & Decker Corp.	BOA	(0.950%	)	12/20/2016	0.350%	$5,000	$(134)	$148	$(282)
Cadbury Schweppes U.S. Finance LLC	BOA	(0.460%	)	12/20/2013	0.153%	3,500	(17)	0	(17)
Cardinal Health, Inc.	DUB	(0.610%	)	06/20/2017	0.490%	2,600	(16)	11	(27)
Computer Sciences Corp.	BOA	(1.160%	)	03/20/2018	3.795%	4,600	595	(70)	665
Kraft Foods, Inc.	BOA	(0.460%	)	12/20/2013	0.180%	3,500	(15)	0	(15)
Mohawk Industries, Inc.	UAG	(1.550%	)	03/20/2016	1.178%	6,000	(84)	326	(410)
Rexam PLC	CBK	(4.000%	)	06/20/2013	0.403%	4,000	(146)	0	(146)
RR Donnelley & Sons Co.	BOA	(1.030%	)	06/20/2014	3.962%	2,400	133	100	33
Starwood Hotels & Resorts Worldwide, Inc.	BOA	(1.490%	)	06/20/2018	1.557%	5,000	16	566	(550)
Whirlpool Corp.	DUB	(0.650%	)	06/20/2015	1.520%	5,700	143	3	140

							$475	$1,084	$(609)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(g)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	11,888		$11,918	FBF	$0	$(231)	$(231)
07/2012		45,946		44,696	JPM	0	(2,258)	(2,258)
07/2012	CAD	228,705		224,460	CBK	0	(66)	(66)
07/2012		268,405		263,452	JPM	0	(49)	(49)
07/2012		72,548		71,171	RBC	0	(51)	(51)
07/2012	EUR	162,948		203,624	BRC	0	(2,587)	(2,587)
07/2012		167,679		208,946	CBK	0	(3,251)	(3,251)
07/2012		30,897		39,024	FBF	0	(76)	(76)
07/2012		86,289		108,187	HUS	0	(1,011)	(1,011)
07/2012		1,218		1,541	JPM	3	(3)	0
07/2012	GBP	17,712		27,772	BOA	33	0	33
07/2012		17,712		27,812	DUB	72	0	72
07/2012		658		1,017	HUS	0	(14)	(14)
07/2012		14,497		22,782	UAG	80	(3)	77
07/2012	JPY	660,000		8,139	DUB	0	(121)	(121)
07/2012		6,346,691		79,430	FBF	238	(212)	26
07/2012		1,170,000		14,434	JPM	0	(209)	(209)
07/2012	KRW	2,217,764		1,919	BRC	0	(16)	(16)
07/2012		$1,891	CAD	1,938	FBF	12	0	12
07/2012		176		181	RYL	1	0	1
07/2012		202	EUR	159	BRC	0	(1)	(1)
07/2012		279,318		224,262	JPM	4,485	0	4,485
07/2012		257		204	RBC	1	0	1
07/2012		280,215		224,262	UAG	3,588	0	3,588
07/2012		1,361	GBP	865	BRC	0	(6)	(6)
07/2012		333		215	DUB	4	0	4
07/2012		728		472	HUS	12	0	12
07/2012		238		153	JPM	2	0	2
07/2012		509		329	RYL	6	0	6
07/2012		75,754		48,545	UAG	274	0	274
07/2012		64,859	JPY	5,176,691	JPM	0	(98)	(98)
07/2012		1,967	KRW	2,217,764	UAG	0	(32)	(32)
08/2012	EUR	224,262		$279,393	JPM	0	(4,477)	(4,477)
08/2012		224,262		280,289	UAG	0	(3,581)	(3,581)
08/2012	GBP	48,545		75,748	UAG	0	(275)	(275)
08/2012	JPY	2,000,000		24,601	CBK	0	(431)	(431)
08/2012		5,000,000		62,777	UAG	191	0	191
08/2012	SEK	741,019		103,503	DUB	0	(3,420)	(3,420)
08/2012		$112,418	EUR	90,154	JPM	1,698	0	1,698
08/2012		285	GBP	183	JPM	2	0	2
09/2012	JPY	496,783		$6,349	BPS	128	0	128
09/2012		5,176,691		64,920	JPM	97	0	97
09/2012		$1,227	CAD	1,260	RBC	9	0	9
09/2012		48,852	GBP	31,595	BPS	621	0	621
09/2012		1,910	KRW	2,217,764	BRC	16	0	16
11/2012	EUR	13,055		$16,560	CBK	14	0	14
11/2012		17,111		21,815	DUB	129	0	129
11/2012		20,334		25,660	FBF	42	(154)	(112)
11/2012		46,536		59,123	UAG	281	(140)	141
05/2013		14,511		18,341	BOA	0	(99)	(99)
05/2013		20,207		25,910	BRC	231	0	231
05/2013		28,310		36,328	DUB	354	0	354
05/2013		16,069		20,470	FBF	50	0	50
05/2013		17,937		22,702	UAG	0	(92)	(92)

						$12,674	$(22,964)	$(10,290)

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Australia
Corporate Bonds & Notes	$0	$62,135	$0	$62,135
Austria
Sovereign Issues	0	107,850	0	107,850
Canada
Sovereign Issues	0	556,807	0	556,807
Finland
Sovereign Issues	0	107,908	0	107,908
France
Corporate Bonds & Notes	0	4,960	0	4,960
Sovereign Issues	0	247,497	0	247,497
Netherlands
Sovereign Issues	0	214,798	0	214,798
Norway
Corporate Bonds & Notes	0	3,923	0	3,923
Supranational
Corporate Bonds & Notes	0	5,670	0	5,670
Sweden
Sovereign Issues	0	108,545	0	108,545
United Kingdom
Corporate Bonds & Notes	0	4,131	0	4,131
Sovereign Issues	0	28,930	0	28,930
United States
Asset-Backed Securities	0	67,545	0	67,545
Corporate Bonds & Notes	0	59,553	0	59,553
Mortgage-Backed Securities	0	74,929	0	74,929
U.S. Government Agencies	0	16,069	0	16,069
U.S. Treasury Obligations	0	47,010	0	47,010
Short-Term Instruments
Repurchase Agreements	0	785	0	785
Japan Treasury Bills	0	125,089	0	125,089
PIMCO Short-Term Floating NAV Portfolio	282,806	0	0	282,806
	$282,806	$1,844,134	$0	$2,126,940

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	838	0	838
Foreign Exchange Contracts	0	12,674	0	12,674
Interest Rate Contracts	0	16,102	0	16,102
	$0	$29,614	$0	$29,614

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(1,447)	0	(1,447)
Foreign Exchange Contracts	0	(22,964)	0	(22,964)
Interest Rate Contracts	(2,077)	0	0	(2,077)
	$(2,077)	$(24,411)	$0	$(26,488)

Totals	$280,729	$1,849,337	$0	$2,130,066

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(2)	$0	$0	$0	$0	$2	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Investment Grade Corporate Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 1.4%
CSC Holdings LLC
1.995% due 03/29/2016	$23,344	$23,149
Delphi Corp.
3.500% due 03/31/2017	3,906	3,906
Dollar General Corp.
2.995% - 3.535% due 07/07/2014	1,000	1,002
Fresenius Medical Care U.S. Finance, Inc.
1.836% due 03/31/2013	5,171	5,178
3.250% due 09/10/2014	1,974	1,973
NRG Energy, Inc.
4.000% due 07/01/2018	7,920	7,883
Rockwood Holdings, Inc.
3.500% due 02/10/2018	1,180	1,182
RPI Finance Trust
4.000% due 05/10/2018	4,448	4,416
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019	5,000	4,936
Warner Chilcott Co. LLC
4.250% due 03/15/2018	1,975	1,969

Total Bank Loan Obligations (Cost $55,848)		55,594

CORPORATE BONDS & NOTES 76.4%
BANKING & FINANCE 51.6%
Abbey National Treasury Services PLC
2.046% due 04/25/2014	3,100	2,968
AGFC Capital Trust
6.000% due 01/15/2067	3,080	1,555
AgriBank FCB
9.125% due 07/15/2019	500	648
Ally Financial, Inc.
6.750% due 12/01/2014	100	106
American Express Co.
6.150% due 08/28/2017	4,180	4,960
6.800% due 09/01/2066	3,405	3,530
7.000% due 03/19/2018	30,000	37,197
7.250% due 05/20/2014	1,000	1,110
American Express Credit Corp.
7.300% due 08/20/2013	4,600	4,920
American International Group, Inc.
4.250% due 05/15/2013	1,000	1,021
5.050% due 10/01/2015	1,000	1,063
5.450% due 05/18/2017	9,390	10,220
5.850% due 01/16/2018	40,785	45,218
6.820% due 11/15/2037	10,000	11,651
8.175% due 05/15/2068	117,100	127,639
8.250% due 08/15/2018	5,000	6,054
ANZ National International Ltd.
3.125% due 08/10/2015	10,000	10,276
6.200% due 07/19/2013	23,000	24,121
AXA S.A.
6.463% due 12/14/2018 (c)	10,000	8,500
Banco Bradesco S.A.
2.566% due 05/16/2014	2,500	2,498
Banco do Brasil S.A.
5.875% due 01/19/2023	5,500	5,610
Banco Santander Brasil S.A.
4.625% due 02/13/2017	9,675	9,578
Bank of America Corp.
0.727% due 10/14/2016	4,100	3,629
0.968% due 09/11/2012	600	600
5.625% due 10/14/2016	450	479
5.650% due 05/01/2018	17,215	18,440
5.750% due 12/01/2017	13,105	14,008
6.000% due 09/01/2017	23,800	25,725
6.500% due 08/01/2016	3,440	3,782
7.625% due 06/01/2019	915	1,078
Bank of America N.A.
0.748% due 06/15/2016	3,600	3,181
Bank One Capital
8.750% due 09/01/2030	75	103
Barclays Bank PLC
6.050% due 12/04/2017	20,000	20,311
6.750% due 05/22/2019	900	1,052
10.179% due 06/12/2021	33,910	40,191
BBVA Bancomer S.A.
6.500% due 03/10/2021	1,000	1,015

Bear Stearns Cos. LLC
4.650% due 07/02/2018	18,837	19,867
5.550% due 01/22/2017	7,630	8,247
6.400% due 10/02/2017	39,795	45,964
7.250% due 02/01/2018	34,100	40,835
BNP Paribas
6.950% due 07/22/2013	3,850	3,978
BNP Paribas S.A.
1.369% due 01/10/2014	5,000	4,898
7.195% due 06/25/2037 (c)	5,600	4,844
BPCE S.A.
2.216% due 02/07/2014	6,300	6,230
2.375% due 10/04/2013	1,700	1,673
Cantor Fitzgerald LP
7.875% due 10/15/2019	6,640	6,648
Capital One Bank USA N.A.
8.800% due 07/15/2019	10,900	13,753
Capital One Capital
8.875% due 05/15/2040	4,000	4,089
Capital One Financial Corp.
5.500% due 06/01/2015	10,000	10,893
CBA Capital Trust
6.024% due 03/15/2016 (c)	8,665	8,165
Citigroup Capital
8.300% due 12/21/2077	60,000	60,300
Citigroup, Inc.
0.746% due 11/05/2014	5,000	4,784
2.167% due 05/15/2018	4,080	3,822
4.750% due 05/19/2015	3,800	3,992
5.000% due 09/15/2014	12,000	12,308
5.850% due 12/11/2034	3,000	3,234
5.875% due 05/29/2037	100	109
6.000% due 08/15/2017	12,000	13,165
6.125% due 11/21/2017	15,710	17,434
6.125% due 05/15/2018	17,990	20,122
8.125% due 07/15/2039	8,000	10,723
8.500% due 05/22/2019	624	772
CNA Financial Corp.
5.850% due 12/15/2014	2,000	2,147
Credit Agricole S.A.
1.916% due 01/21/2014	8,700	8,456
Danske Bank A/S
5.914% due 06/16/2014 (c)(f)	10,100	9,050
Duke Realty LP
8.250% due 08/15/2019	4,100	5,048
Export-Import Bank of Korea
4.000% due 01/29/2021	6,700	6,954
4.125% due 09/09/2015	2,400	2,556
5.875% due 01/14/2015	200	219
FIA Card Services N.A.
7.125% due 11/15/2012	1,300	1,324
Ford Motor Credit Co. LLC
3.984% due 12/15/2022	2,000	2,062
4.207% due 10/15/2022	17,496	18,190
5.625% due 09/15/2015	9,500	10,350
6.625% due 08/15/2017	12,500	14,240
General Electric Capital Corp.
0.588% due 06/20/2013	12,400	12,189
6.750% due 03/15/2032	9,900	12,307
Genworth Global Funding Trusts
0.657% due 04/15/2014	100	96
Goldman Sachs Group, Inc.
0.918% due 03/22/2016	6,700	6,068
0.969% due 01/12/2015	500	472
5.250% due 07/27/2021	1,800	1,833
5.950% due 01/18/2018	18,875	20,235
6.150% due 04/01/2018	76,000	82,530
6.250% due 09/01/2017	24,245	26,402
6.450% due 05/01/2036	4,700	4,603
6.750% due 10/01/2037	10,000	9,840
7.500% due 02/15/2019	30,000	34,276
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020	7,200	7,555
6.375% due 04/15/2021	2,000	2,089
Hanover Insurance Group, Inc.
6.375% due 06/15/2021	2,000	2,193
HBOS Capital Funding LP
6.071% due 06/30/2014 (c)	14,500	9,570
HBOS PLC
6.000% due 11/01/2033	1,265	1,001
6.750% due 05/21/2018	32,280	30,505
HCP, Inc.
5.650% due 12/15/2013	400	423
6.300% due 09/15/2016	250	282
HSBC Bank USA N.A.
7.000% due 01/15/2039	5,600	6,587

HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		10,000	9,473
HSBC Finance Corp.
0.897% due 06/01/2016		800	734
6.676% due 01/15/2021		6,100	6,620
HSBC Holdings PLC
5.100% due 04/05/2021		21,300	23,840
6.500% due 05/02/2036		5,100	5,647
6.500% due 09/15/2037		225	251
7.625% due 05/17/2032		1,230	1,434
International Lease Finance Corp.
5.250% due 01/10/2013		5,000	5,113
6.500% due 09/01/2014		10,000	10,600
6.750% due 09/01/2016		13,030	14,072
7.125% due 09/01/2018		7,500	8,306
Intesa Sanpaolo SpA
2.867% due 02/24/2014		20,000	18,789
JPMorgan Chase & Co.
4.250% due 10/15/2020		3,000	3,159
4.625% due 05/10/2021		10,000	10,727
5.150% due 10/01/2015		200	215
7.900% due 04/30/2018 (c)		23,800	26,182
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		25,750	24,005
5.875% due 06/13/2016		2,150	2,361
6.000% due 10/01/2017		10,000	11,214
JPMorgan Chase Capital
1.411% due 09/30/2034		3,000	2,276
6.550% due 09/15/2066		1,200	1,206
6.950% due 08/01/2066		200	201
7.000% due 11/01/2039		375	376
LBG Capital PLC
7.875% due 11/01/2020		8,800	8,052
8.500% due 12/17/2021 (c)		20,000	18,630
Lehman Brothers Holdings, Inc.
7.875% due 05/08/2018 ^	GBP	16,500	6,654
Lloyds TSB Bank PLC
2.816% due 01/24/2014		$4,000	4,024
5.800% due 01/13/2020		10,000	10,713
6.375% due 01/21/2021		2,500	2,840
Loews Corp.
5.250% due 03/15/2016		2,000	2,217
Macquarie Group Ltd.
7.300% due 08/01/2014		6,050	6,445
MassMutual Global Funding
2.875% due 04/21/2014		100	103
Merrill Lynch & Co., Inc.
5.000% due 01/15/2015		500	518
5.571% due 10/04/2012		9,100	9,147
5.700% due 05/02/2017		210	216
6.400% due 08/28/2017		44,800	48,806
6.875% due 04/25/2018		65,000	72,854
6.875% due 11/15/2018		1,200	1,346
MetLife, Inc.
5.000% due 11/24/2013		700	742
6.400% due 12/15/2066		30	30
6.750% due 06/01/2016		1,565	1,837
Morgan Stanley
0.769% due 01/09/2014		21,100	20,075
0.916% due 10/18/2016		13,250	11,560
0.947% due 10/15/2015		8,498	7,576
4.100% due 01/26/2015		400	398
5.500% due 07/24/2020		15,000	14,708
5.550% due 04/27/2017		2,630	2,661
5.625% due 09/23/2019		3,900	3,868
5.950% due 12/28/2017		325	334
6.000% due 04/28/2015		10,000	10,345
6.250% due 08/28/2017		1,900	1,964
6.625% due 04/01/2018		43,000	45,034
MUFG Capital Finance Ltd.
6.346% due 07/25/2016 (c)		7,080	7,620
National City Bank
5.250% due 12/15/2016		3,000	3,343
Nordea Bank AB
3.125% due 03/20/2017		17,310	17,410
3.700% due 11/13/2014		390	406
OMX Timber Finance Investments LLC
5.420% due 01/29/2020		200	218
Pacific Life Insurance Co.
9.250% due 06/15/2039		12,000	15,300
QBE Capital Funding Ltd.
7.250% due 05/24/2041		5,000	4,519
Rabobank Group
11.000% due 06/30/2019 (c)		22,000	27,820
RCI Banque S.A.
2.339% due 04/11/2014		4,900	4,765
4.600% due 04/12/2016		12,500	12,462

Regions Bank
6.450% due 06/26/2037	750	739
Regions Financial Corp.
4.875% due 04/26/2013	4,700	4,782
7.375% due 12/10/2037	1,000	990
Resona Bank Ltd.
5.850% due 04/15/2016 (c)	6,900	7,107
Royal Bank of Scotland Group PLC
1.169% due 04/11/2016	9,500	7,458
2.887% due 08/23/2013	2,700	2,714
4.875% due 08/25/2014	200	206
5.000% due 05/17/2015	5,061	5,139
6.400% due 10/21/2019	450	481
6.990% due 10/05/2017 (c)	26,135	20,385
7.640% due 09/29/2017 (c)	600	405
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017	5,000	5,050
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017	10,000	10,412
SL Green Realty Corp.
5.000% due 08/15/2018	6,000	6,097
SLM Corp.
0.766% due 01/27/2014	3,454	3,301
5.000% due 10/01/2013	8,700	9,005
5.000% due 04/15/2015	300	304
5.050% due 11/14/2014	500	518
5.125% due 08/27/2012	8,000	8,030
5.375% due 05/15/2014	18,500	19,218
5.625% due 08/01/2033	2,000	1,700
6.250% due 01/25/2016	10,000	10,550
8.000% due 03/25/2020	10,000	11,000
8.450% due 06/15/2018	22,780	25,627
SMFG Preferred Capital Ltd.
9.500% due 07/25/2018 (c)	14,000	16,940
State Street Capital Trust
1.468% due 06/01/2077	15,500	11,258
5.458% due 07/30/2012 (c)	5,981	6,001
SteelRiver Transmission Co. LLC
4.710% due 06/30/2017	2,301	2,375
Sydney Airport Finance Co. Pty. Ltd.
5.125% due 02/22/2021	7,100	7,611
Tiers Trust
8.125% due 09/15/2017	445	487
UBS AG
5.750% due 04/25/2018	30,000	33,291
5.875% due 12/20/2017	14,000	15,664
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)	15,000	14,250
USB Capital
3.500% due 07/30/2012 (c)	14,250	10,986
Wachovia Capital Trust
5.570% due 07/30/2012 (c)	25,010	23,978
Wachovia Corp.
0.738% due 06/15/2017	10,000	9,662
0.806% due 10/28/2015	5,250	5,026
Wells Fargo & Co.
7.980% due 03/15/2018 (c)	17,800	19,625
Wells Fargo Bank N.A.
0.676% due 05/16/2016	8,000	7,635
Wells Fargo Capital
5.950% due 12/01/2086	9,000	9,124
Weyerhaeuser Co.
7.375% due 10/01/2019	2,900	3,435
7.375% due 03/15/2032	24,000	26,905

		2,116,370

INDUSTRIALS 17.1%
Altria Group, Inc.
9.250% due 08/06/2019	12,000	16,704
9.950% due 11/10/2038	10,056	16,057
10.200% due 02/06/2039	19,200	31,364
American Airlines Pass-Through Trust
5.250% due 07/31/2022	7,038	7,302
American Tower Corp.
4.500% due 01/15/2018	500	529
7.250% due 05/15/2019	1,800	2,115
Anadarko Petroleum Corp.
6.200% due 03/15/2040	10,000	11,405
6.375% due 09/15/2017	2,400	2,792
7.950% due 06/15/2039	3,000	3,963
8.700% due 03/15/2019	7,000	9,167
Anheuser-Busch Cos. LLC
4.375% due 01/15/2013	550	560

Asciano Finance Ltd.
4.625% due 09/23/2020	4,005	3,994
Aviation Capital Group Corp.
7.125% due 10/15/2020	14,500	14,816
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	1,969	2,048
BG Energy Capital PLC
4.000% due 10/15/2021	8,000	8,560
BP AMI Leasing, Inc.
5.523% due 05/08/2019	1,650	1,909
Burlington Northern Santa Fe LLC
4.100% due 06/01/2021	5,000	5,499
5.650% due 05/01/2017	1,960	2,301
8.125% due 04/15/2020	7,000	9,371
Cameron International Corp.
1.397% due 06/02/2014	2,000	1,998
Canadian Oil Sands Ltd.
7.750% due 05/15/2019	2,800	3,439
Cigna Corp.
6.150% due 11/15/2036	50	59
Colorado Interstate Gas Co. LLC
6.800% due 11/15/2015	49	57
Comcast Cable Communications Holdings, Inc.
9.455% due 11/15/2022	40	58
Comcast Corp.
5.850% due 11/15/2015	125	144
6.300% due 11/15/2017	225	271
6.500% due 01/15/2017	1,477	1,761
7.050% due 03/15/2033	5,000	6,340
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022 (f)	13,730	14,383
6.000% due 07/12/2020	1,631	1,635
7.250% due 05/10/2021	812	915
7.707% due 10/02/2022	31	34
Covidien International Finance S.A.
6.000% due 10/15/2017	175	212
COX Communications, Inc.
5.500% due 10/01/2015	125	141
5.875% due 12/01/2016	100	116
Crown Castle Towers LLC
6.113% due 01/15/2040	200	232
CVS Pass-Through Trust
6.943% due 01/10/2030	13,112	15,569
7.507% due 01/10/2032	191	237
DCP Midstream Operating LP
3.250% due 10/01/2015	3,000	3,048
Delta Air Lines Pass-Through Trust
6.200% due 01/02/2020	674	730
7.750% due 06/17/2021	14,595	16,565
8.021% due 02/10/2024	428	433
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	6,000	8,358
9.250% due 06/01/2032	12,000	17,799
Dow Chemical Co.
7.375% due 11/01/2029	275	370
8.550% due 05/15/2019	4,442	5,920
9.400% due 05/15/2039	3,000	4,798
El Paso LLC
7.800% due 08/01/2031	41,285	46,587
8.050% due 10/15/2030	9,200	10,492
El Paso Natural Gas Co.
8.375% due 06/15/2032	150	195
Encana Corp.
6.625% due 08/15/2037	8,000	8,989
Energy Transfer Partners LP
8.500% due 04/15/2014	3,848	4,262
9.000% due 04/15/2019	3,482	4,357
9.700% due 03/15/2019	2,820	3,622
Enterprise Products Operating LLC
6.500% due 01/31/2019	3,000	3,623
7.550% due 04/15/2038	200	258
ERAC USA Finance LLC
2.250% due 01/10/2014	2,100	2,114
Florida Gas Transmission Co. LLC
5.450% due 07/15/2020	5,000	5,594
7.900% due 05/15/2019	4,000	5,072
Georgia-Pacific LLC
5.400% due 11/01/2020	10,000	11,631
7.700% due 06/15/2015	150	174
8.250% due 05/01/2016	8,000	8,833
Gerdau Holdings, Inc.
7.000% due 01/20/2020	5,200	5,824
Gerdau Trade, Inc.
5.750% due 01/30/2021	700	729
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	10,800	10,315

Incitec Pivot Ltd.
4.000% due 12/07/2015	7,000	7,209
International Paper Co.
7.500% due 08/15/2021	210	268
Kerr-McGee Corp.
7.875% due 09/15/2031	1,360	1,770
Kinder Morgan Energy Partners LP
6.500% due 09/01/2039	7,000	8,032
7.300% due 08/15/2033	5,500	6,623
Kraft Foods Group, Inc.
3.500% due 06/06/2022	9,550	9,829
Lorillard Tobacco Co.
8.125% due 06/23/2019	2,100	2,611
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019	29,100	30,161
Northwest Pipeline GP
5.950% due 04/15/2017	990	1,144
Penske Truck Leasing Co. LP
3.750% due 05/11/2017	2,710	2,736
Petrobras International Finance Co.
7.875% due 03/15/2019	3,500	4,277
Pioneer Natural Resources Co.
7.500% due 01/15/2020	1,100	1,364
Pride International, Inc.
6.875% due 08/15/2020	15,000	18,446
8.500% due 06/15/2019	7,700	9,963
Reed Elsevier Capital, Inc.
8.625% due 01/15/2019	230	292
Reynolds American, Inc.
6.750% due 06/15/2017	14,800	17,795
7.250% due 06/15/2037	7,000	8,496
Roche Holdings, Inc.
5.000% due 03/01/2014	127	136
Rockies Express Pipeline LLC
3.900% due 04/15/2015	150	145
5.625% due 04/15/2020	39,025	35,708
6.250% due 07/15/2013	6,180	6,381
6.850% due 07/15/2018	7,295	7,186
Rohm and Haas Co.
6.000% due 09/15/2017	10,740	12,522
Sinopec Group Overseas Development Ltd.
2.750% due 05/17/2017	5,000	5,099
Southwestern Energy Co.
4.100% due 03/15/2022	10,000	10,164
7.500% due 02/01/2018	1,000	1,202
Symantec Corp.
3.950% due 06/15/2022	3,300	3,288
TCI Communications, Inc.
8.750% due 08/01/2015	127	155
Telefonica Emisiones S.A.U.
2.582% due 04/26/2013	2,000	1,970
4.949% due 01/15/2015	12,000	11,353
Time Warner, Inc.
7.625% due 04/15/2031	505	655
7.700% due 05/01/2032	185	242
TransCanada PipeLines Ltd.
6.350% due 05/15/2067	500	516
Transocean, Inc.
4.950% due 11/15/2015	1,800	1,940
6.000% due 03/15/2018	3,200	3,580
6.500% due 11/15/2020	15,044	17,103
6.800% due 03/15/2038	4,400	4,969
7.375% due 04/15/2018	3,364	3,960
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	2,853	3,025
UAL Equipment Trust AB
10.850% due 02/19/2015 ^	571	227
UAL Pass-Through Trust
9.750% due 07/15/2018	1,753	1,994
10.020% due 03/22/2014 ^	465	244
10.125% due 03/22/2015 ^	1,235	435
Universal Health Services, Inc.
7.125% due 06/30/2016	500	560
Vivendi S.A.
6.625% due 04/04/2018	12,175	13,480
WellPoint, Inc.
5.250% due 01/15/2016	250	279
Wesfarmers Ltd.
2.983% due 05/18/2016	3,900	4,020
Williams Cos., Inc.
7.875% due 09/01/2021	113	143
Woodside Finance Ltd.
4.600% due 05/10/2021	16,000	17,171
8.750% due 03/01/2019	100	130

Wynn Las Vegas LLC
5.375% due 03/15/2022 (f)	10,000	10,075

		699,822

UTILITIES 7.7%
AEP Texas Central Co.
6.650% due 02/15/2033	300	383
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	4,800	5,077
7.700% due 08/07/2013	1,760	1,865
8.700% due 08/07/2018	12,600	15,753
AT&T Corp.
8.000% due 11/15/2031	905	1,346
AT&T, Inc.
6.150% due 09/15/2034	8,000	9,684
6.550% due 02/15/2039	300	388
BellSouth Corp.
6.550% due 06/15/2034	8,000	9,435
BP Capital Markets PLC
5.250% due 11/07/2013	50	53
British Telecommunications PLC
9.625% due 12/15/2030	3,300	4,981
Bruce Mansfield Unit
6.850% due 06/01/2034	1,572	1,638
BVPS Funding Corp.
8.890% due 06/01/2017	947	1,050
Cedar Brakes LLC
9.875% due 09/01/2013	209	216
Consumers Energy Co.
5.500% due 08/15/2016	1,730	2,003
Dominion Resources, Inc.
6.000% due 11/30/2017	500	599
Duke Energy Ohio, Inc.
6.900% due 06/01/2025	2,821	3,688
Entergy Corp.
5.125% due 09/15/2020	3,900	4,058
Entergy Louisiana LLC
6.500% due 09/01/2018	360	433
Entergy Texas, Inc.
7.125% due 02/01/2019	3,981	4,881
FirstEnergy Corp.
7.375% due 11/15/2031	288	363
Gazprom OAO Via Gaz Capital S.A.
6.212% due 11/22/2016	130	142
6.510% due 03/07/2022	650	724
8.146% due 04/11/2018	10,000	11,957
9.250% due 04/23/2019	8,900	11,145
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	12,345	13,873
10.500% due 03/25/2014	17,750	19,940
GG1C Funding Corp.
5.129% due 01/15/2014	819	837
Indiana Michigan Power Co.
7.000% due 03/15/2019	5,175	6,448
Jersey Central Power & Light Co.
7.350% due 02/01/2019	3,000	3,809
Kentucky Power Co.
6.000% due 09/15/2017	18,600	21,667
Korea Electric Power Corp.
3.000% due 10/05/2015	1,700	1,741
Korea Hydro & Nuclear Power Co. Ltd.
6.250% due 06/17/2014	800	862
Metropolitan Edison Co.
7.700% due 01/15/2019	155	196
MidAmerican Energy Holdings Co.
5.875% due 10/01/2012	240	243
Nevada Power Co.
7.125% due 03/15/2019	2,000	2,558
NGPL PipeCo LLC
7.119% due 12/15/2017	41,295	41,501
7.768% due 12/15/2037	4,000	3,840
Ohio Edison Co.
6.875% due 07/15/2036	1,100	1,419
Pacific Bell Telephone Co.
7.125% due 03/15/2026	8,029	10,629
Plains All American Pipeline LP
8.750% due 05/01/2019	3,700	4,889
PNPP Funding Corp.
9.120% due 05/30/2016	713	762
PSEG Power LLC
5.320% due 09/15/2016	16,000	18,067
8.625% due 04/15/2031	6,400	9,281
Public Service Co. of Oklahoma
6.625% due 11/15/2037	2,200	2,815

Qtel International Finance Ltd.
3.375% due 10/14/2016	500	521
4.750% due 02/16/2021	1,500	1,601
Sierra Pacific Power Co.
6.750% due 07/01/2037	1,300	1,767
Telecom Italia Capital S.A.
5.250% due 11/15/2013	800	804
Telstra Corp. Ltd.
4.800% due 10/12/2021	7,000	7,847
TNK-BP Finance S.A.
7.250% due 02/02/2020	9,300	10,492
7.500% due 07/18/2016	4,200	4,688
7.875% due 03/13/2018	26,650	30,614
Utility Contract Funding LLC
7.944% due 10/01/2016	332	356
Williams Partners LP
7.250% due 02/01/2017	350	420

		316,349

Total Corporate Bonds & Notes (Cost $2,883,396)		3,132,541

MUNICIPAL BONDS & NOTES 0.5%
CALIFORNIA 0.2%
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	5,000	5,867

ILLINOIS 0.2%
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	5,050	6,016

NEW JERSEY 0.0%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	795	1,160

NEW YORK 0.0%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
7.336% due 11/15/2039	620	908

TEXAS 0.1%
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	3,500	4,014

UTAH 0.0%
Utah Transit Authority Revenue Bonds, (BABs), Series 2009
5.937% due 06/15/2039	725	950

Total Municipal Bonds & Notes (Cost $16,304)		18,915

U.S. GOVERNMENT AGENCIES 0.7%
Fannie Mae
4.000% due 09/01/2040 - 12/01/2040	24,664	26,306
Freddie Mac
5.000% due 01/30/2014 (g)(h)	1,800	1,933
5.000% due 07/15/2014	600	656
Ginnie Mae
8.500% due 08/15/2030	34	43

Total U.S. Government Agencies (Cost $28,280)		28,938

U.S. TREASURY OBLIGATIONS 3.5%
U.S. Treasury Bonds
3.750% due 08/15/2041 (e)(h)	9,600	11,598
U.S. Treasury Inflation Protected Securities (b)
2.500% due 01/15/2029 (e)(h)	1,072	1,491
U.S. Treasury Notes
2.000% due 02/15/2022	127,050	131,447

Total U.S. Treasury Obligations (Cost $139,280)		144,536

MORTGAGE-BACKED SECURITIES 0.2%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.482% due 01/15/2046	2,600	2,905
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	6,000	6,199

Total Mortgage-Backed Securities (Cost $8,636)		9,104

ASSET-BACKED SECURITIES 0.0%
Denver Arena Trust
6.940% due 11/15/2019	800	820

MASTR Asset-Backed Securities Trust
0.325% due 05/25/2037	39	36

Total Asset-Backed Securities (Cost $783)		856

SOVEREIGN ISSUES 0.3%
Korea Housing Finance Corp.
4.125% due 12/15/2015	1,400	1,489
Societe Financement de l’Economie Francaise
0.667% due 07/16/2012	10,700	10,714

Total Sovereign Issues (Cost $12,119)		12,203

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.7%
BANKING & FINANCE 0.7%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)	27,300	30,713

Total Convertible Preferred Securities (Cost $21,287)		30,713

PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Citigroup Capital
7.875% due 10/30/2040	8,000	218
Goldman Sachs Group, Inc.
3.750% due 07/30/2012 (c)	200,000	3,570

Total Preferred Securities (Cost $5,209)		3,788

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 14.7%
CERTIFICATES OF DEPOSIT 0.1%
Banco do Brasil S.A.
0.000% due 06/28/2013	$5,000	4,948

REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012	6,901	6,901

(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $7,042. Repurchase proceeds are $6,901.)
U.S. TREASURY BILLS 0.1%
0.147% due 08/02/2012 - 06/27/2013 (a)(e)	5,605	5,601

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 14.3%
PIMCO Short-Term Floating NAV Portfolio	38,051,918	381,280
PIMCO Short-Term Floating NAV Portfolio III	20,369,561	203,757

		585,037

Total Short-Term Instruments (Cost $602,481)		602,487

PURCHASED OPTIONS (j) 0.0%
(Cost $2,398)		1,314

Total Investments 98.5% (Cost $3,776,021)		$4,040,989
Written Options (k) (0.1%) (Premiums $5,509)		(2,689)
Other Assets and Liabilities (Net) 1.6%		62,648

Net Assets 100.0%		$4,100,948

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Principal amount of security is adjusted for inflation.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $9,483 have been pledged as collateral as of June 30, 2012 for OTC swap agreements and swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	On June 30, 2012, securities valued at $6,310 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	(1.000%)	12/13/2011	12/12/2013	$2,027	$(2,022)
DEU	(3.500%)	04/16/2012	04/16/2014	2,002	(1,987)
SBI	(1.000%)	06/28/2012	06/28/2014	1,963	(1,963)

					$(5,972)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $5,753 at a weighted average interest rate of (1.404%).

(g)	Securities with an aggregate market value of $327 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2012	282	$163

(h)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $10,434 and cash of $6,171 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$259,000	$447	$2,567
CDX.IG-18 5-Year Index	1.000%	06/20/2017	522,600	(2,899)	148

				$(2,452)	$2,715

(i)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
AutoZone, Inc.	RYL	(0.810%	)	12/20/2015	0.482%	$2,500	$(29)	$0	$(29)
Burlington Northern Santa Fe LLC	BOA	(0.500%	)	06/20/2017	0.307%	1,000	(9)	19	(28)
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.899%	2,000	20	0	20
CSX Corp.	BPS	(1.000%	)	03/20/2014	0.233%	400	(5)	5	(10)
Loews Corp.	JPM	(0.280%	)	03/20/2016	0.617%	2,000	25	0	25
Merrill Lynch & Co., Inc.	UAG	(2.300%	)	06/20/2018	2.888%	1,300	39	0	39
Universal Health Services, Inc.	BOA	(0.787%	)	06/20/2016	1.795%	500	19	33	(14)

							$60	$57	$3

Credit Default Swaps on Corporate and Sovereign Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.753%	$3,000	$(184)	$(154)	$(30)
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.753%	9,800	(600)	(333)	(267)
American Express Co.	JPM	2.750%	03/20/2014	0.546%	400	16	0	16
American International Group, Inc.	BRC	1.150%	06/20/2013	0.893%	7,100	20	0	20
American International Group, Inc.	DUB	1.920%	03/20/2013	0.778%	7,000	62	0	62
American International Group, Inc.	DUB	1.430%	06/20/2013	0.893%	25,000	143	0	143
American International Group, Inc.	RYL	1.200%	06/20/2013	0.893%	1,700	6	0	6
ArcelorMittal	BPS	1.000%	03/20/2016	4.709%	2,100	(258)	(102)	(156)
ArcelorMittal	BRC	1.000%	03/20/2016	4.709%	6,200	(762)	(304)	(458)
ArcelorMittal	FBF	1.000%	03/20/2016	4.709%	5,600	(688)	(286)	(402)
ArcelorMittal	GST	1.000%	03/20/2016	4.709%	500	(62)	(27)	(35)
Bank of America Corp.	JPM	1.000%	09/20/2012	1.254%	100	0	(4)	4

Berkshire Hathaway Finance Corp.	FBF	1.000%	09/20/2015	1.057%	10,000	(15)	(433)	418
Berkshire Hathaway Finance Corp.	JPM	1.000%	03/20/2015	0.977%	5,000	5	(62)	67
Berkshire Hathaway Finance Corp.	JPM	1.000%	09/20/2015	1.057%	20,000	(29)	(563)	534
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.727%	1,700	15	(10)	25
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.727%	600	5	(3)	8
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.727%	10,300	94	(42)	136
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.727%	5,500	50	(13)	63
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.980%	1,900	2	4	(2)
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.980%	2,300	2	4	(2)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.010%	10,700	(1)	94	(95)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.443%	6,600	11	(113)	124
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.980%	2,700	3	5	(2)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.224%	10,600	(77)	(89)	12
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%	5,100	(26)	(44)	18
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%	13,700	(100)	(129)	29
Brazil Government International Bond	JPM	1.000%	06/20/2015	1.136%	5,100	(19)	(31)	12
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%	4,900	(35)	(36)	1
Brazil Government International Bond	RYL	1.000%	06/20/2015	1.136%	14,000	(51)	(160)	109
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.136%	3,150	(12)	(38)	26
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.173%	3,000	(17)	9	(26)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.100%	2,100	(6)	(7)	1
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.100%	4,100	(12)	(14)	2
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.173%	1,800	(10)	6	(16)
Canadian Natural Resources Ltd.	RYL	1.000%	09/20/2015	1.100%	8,500	(24)	(40)	16
Canadian Natural Resources Ltd.	SOG	1.000%	12/20/2015	1.173%	100	(1)	0	(1)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.904%	3,400	13	47	(34)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.904%	2,200	8	30	(22)
China Government International Bond	BRC	1.000%	06/20/2015	0.710%	2,000	18	38	(20)
China Government International Bond	CBK	1.000%	09/20/2015	0.750%	8,600	72	107	(35)
China Government International Bond	DUB	1.000%	09/20/2015	0.750%	12,000	100	108	(8)
China Government International Bond	DUB	1.000%	12/20/2015	0.812%	600	5	11	(6)
China Government International Bond	HUS	1.000%	06/20/2015	0.710%	2,100	19	37	(18)
China Government International Bond	HUS	1.000%	09/20/2015	0.750%	2,000	17	26	(9)
China Government International Bond	RYL	1.000%	06/20/2015	0.710%	10,000	89	194	(105)
China Government International Bond	UAG	1.000%	06/20/2015	0.710%	9,000	80	175	(95)
Citigroup, Inc.	BRC	0.290%	09/20/2012	1.210%	20,000	(40)	0	(40)
Citigroup, Inc.	JPM	0.290%	09/20/2012	1.210%	20,000	(40)	0	(40)
Citigroup, Inc.	MYC	1.500%	06/20/2013	1.313%	1,500	3	0	3
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.949%	3,400	6	(17)	23
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.101%	2,400	(9)	0	(9)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	09/20/2015	0.949%	4,000	8	(23)	31
Emirate of Abu Dhabi Government International Bond	GST	1.000%	09/20/2015	0.949%	1,000	2	(4)	6
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.949%	2,000	4	(8)	12
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.949%	8,200	16	(44)	60
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	03/20/2016	1.057%	200	(1)	(2)	1
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	03/20/2016	1.057%	400	(1)	(1)	0
Emirate of Abu Dhabi Government International Bond	UAG	1.000%	03/20/2016	1.057%	500	0	0	0
Encana Corp.	FBF	1.000%	03/20/2017	2.105%	20,000	(974)	(951)	(23)
Encana Corp.	UAG	1.000%	03/20/2017	2.105%	15,000	(730)	(682)	(48)
Ensco PLC	FBF	1.000%	03/20/2014	0.633%	7,000	47	(52)	99
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.612%	9,500	(219)	(102)	(117)
General Electric Capital Corp.	BOA	7.000%	06/20/2013	0.666%	200	13	0	13
General Electric Capital Corp.	BPS	1.500%	03/20/2013	0.581%	25,000	180	0	180
General Electric Capital Corp.	BRC	0.630%	12/20/2012	0.581%	4,200	2	0	2
General Electric Capital Corp.	BRC	1.450%	03/20/2013	0.581%	4,500	31	0	31
General Electric Capital Corp.	BRC	1.280%	06/20/2013	0.666%	25,000	161	0	161
General Electric Capital Corp.	BRC	4.450%	12/20/2013	0.874%	13,000	704	0	704
General Electric Capital Corp.	CBK	1.310%	03/20/2013	0.581%	12,000	69	0	69
General Electric Capital Corp.	DUB	1.070%	12/20/2012	0.581%	5,430	15	0	15
General Electric Capital Corp.	DUB	4.820%	12/20/2013	0.874%	24,500	1,464	0	1,464
General Electric Capital Corp.	DUB	1.000%	03/20/2016	1.454%	1,300	(21)	(105)	84
Goldman Sachs Group, Inc.	RYL	1.600%	03/20/2013	1.571%	4,600	3	0	3
Goldman Sachs Group, Inc.	UAG	0.900%	09/20/2012	1.570%	10,000	(12)	0	(12)
JPMorgan Chase & Co.	RYL	1.050%	03/20/2013	0.423%	4,500	22	0	22
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%	35,000	(1,516)	(2,615)	1,099
MetLife, Inc.	BRC	1.000%	09/20/2017	2.888%	10,000	(881)	(781)	(100)
MetLife, Inc.	DUB	1.000%	09/20/2015	2.419%	15,000	(649)	(855)	206
MetLife, Inc.	FBF	1.000%	09/20/2015	2.419%	10,000	(433)	(858)	425
MetLife, Inc.	JPM	1.000%	09/20/2015	2.419%	1,000	(43)	(59)	16
MetLife, Inc.	UAG	1.000%	03/20/2016	2.585%	10,400	(573)	(162)	(411)
Mexico Government International Bond	BRC	1.000%	06/20/2015	0.972%	2,000	2	(1)	3
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%	12,700	0	(162)	162
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.064%	7,800	(14)	(123)	109
Mexico Government International Bond	CBK	1.000%	06/20/2015	0.972%	10,000	12	(48)	60
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.010%	2,200	0	(22)	22
Mexico Government International Bond	JPM	1.000%	09/20/2015	1.010%	300	0	(4)	4
Mexico Government International Bond	UAG	1.000%	06/20/2015	0.972%	5,100	6	(32)	38

Morgan Stanley	GST	0.900%	09/20/2012	2.451%	4,400	(14)	0	(14)
Morgan Stanley	RYL	2.000%	03/20/2013	2.453%	4,700	(12)	0	(12)
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.700%	3,600	38	(15)	53
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.700%	6,600	70	(21)	91
Prudential Financial, Inc.	BOA	1.000%	03/20/2016	2.107%	25,000	(969)	(390)	(579)
Prudential Financial, Inc.	DUB	1.000%	03/20/2016	2.107%	1,000	(39)	(19)	(20)
Prudential Financial, Inc.	JPM	1.000%	12/20/2012	1.014%	2,900	0	14	(14)
Prudential Financial, Inc.	UAG	1.000%	12/20/2012	1.014%	7,100	2	(61)	63
Qatar Government International Bond	FBF	1.000%	03/20/2016	1.030%	400	0	0	0
Qatar Government International Bond	JPM	1.000%	03/20/2016	1.030%	2,000	(2)	0	(2)
Republic of Korea	BRC	1.000%	09/20/2015	0.760%	2,700	21	(17)	38
Republic of Korea	BRC	1.000%	12/20/2015	0.829%	2,700	17	29	(12)
Republic of Korea	JPM	1.000%	06/20/2015	0.723%	3,100	26	27	(1)
Republic of Korea	JPM	1.000%	09/20/2015	0.760%	1,500	12	(6)	18
Republic of Korea	UAG	1.000%	06/20/2015	0.723%	15,600	132	163	(31)
Republic of Korea	UAG	1.000%	09/20/2015	0.760%	9,500	76	(32)	108
Republic of Korea	UAG	1.000%	12/20/2015	0.829%	9,500	59	83	(24)
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.554%	1,800	32	13	19
Russia Government International Bond	JPM	1.000%	06/20/2015	1.758%	6,800	(147)	(110)	(37)
Russia Government International Bond	MYC	1.000%	06/20/2015	1.758%	1,700	(37)	(26)	(11)
Shell International Finance BV	DUB	1.000%	06/20/2016	0.761%	1,400	13	28	(15)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.736%	6,900	68	132	(64)
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.402%	3,300	(44)	(49)	5
Teck Resources Ltd.	BRC	1.000%	03/20/2016	1.506%	8,000	(143)	(19)	(124)
Telefonica Europe BV	JPM	1.000%	09/20/2012	3.308%	10,000	(50)	(95)	45
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.335%	4,200	77	26	51
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.335%	3,300	61	16	45
Verizon Communications, Inc.	BRC	1.000%	06/20/2013	0.179%	795	7	6	1
Verizon Communications, Inc.	CBK	1.000%	06/20/2013	0.179%	200	2	2	0
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.894%	800	4	(36)	40

						$(6,260)	$(10,212)	$3,952

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(j)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014	$46,930	$2,398	$1,314

(k)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013	$37,800	$133	$(111)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013	37,800	134	(36)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012	26,800	56	(28)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012	26,800	56	(4)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	37,800	52	(1)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	37,800	52	(43)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013	1,844,200	1,314	(863)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013	1,844,200	1,314	(488)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014	197,100	2,398	(1,115)

							$5,509	$(2,689)

(l)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$55,594	$0	$55,594
Corporate Bonds & Notes
Banking & Finance	0	2,116,152	218	2,116,370
Industrials	0	652,806	47,016	699,822
Utilities	0	314,711	1,638	316,349
Municipal Bonds & Notes
California	0	5,867	0	5,867
Illinois	0	6,016	0	6,016
New Jersey	0	1,160	0	1,160
New York	0	908	0	908
Texas	0	4,014	0	4,014
Utah	0	950	0	950
U.S. Government Agencies	0	28,938	0	28,938
U.S. Treasury Obligations	0	144,536	0	144,536
Mortgage-Backed Securities	0	9,104	0	9,104
Asset-Backed Securities	0	856	0	856
Sovereign Issues	0	12,203	0	12,203
Convertible Preferred Securities
Banking & Finance	30,713	0	0	30,713
Preferred Securities
Banking & Finance	3,788	0	0	3,788
Short-Term Instruments
Certificates of Deposit	0	4,948	0	4,948
Repurchase Agreements	0	6,901	0	6,901
U.S. Treasury Bills	0	5,601	0	5,601
PIMCO Short-Term Floating NAV Portfolios	585,037	0	0	585,037
Purchased Options
Interest Rate Contracts	0	1,314	0	1,314
	$619,538	$3,372,579	$48,872	$4,040,989

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	10,355	0	10,355
Interest Rate Contracts	163	0	0	163
	$163	$10,355	$0	$10,518
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(3,685)	0	(3,685)
Interest Rate Contracts	0	(2,689)	0	(2,689)
	$0	$(6,374)	$0	$(6,374)

Totals	$619,701	$3,376,560	$48,872	$4,045,133

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (3)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (3)
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$211	$0	$0	$0	$0	$7	$0	$0	$218	$7
Industrials	44,625	3,029	(1,064)	(41)	(88)	122	433	0	47,016	179
Utilities	1,762	0	(76)	0	0	(48)	0	0	1,638	(43)

Totals	$46,598	$3,029	$(1,140)	$(41)	$(88)	$81	$433	$0	$48,872	$143

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$218	Third Party Vendor	Broker Quote	108.77
Industrials	47,016	Third Party Vendor	Broker Quote	100.25 - 113.75
Utilities	1,638	Third Party Vendor	Broker Quote	104.14

Total	$48,872

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Long Duration Corporate Bond Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)		MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.0%
Delos Aircraft, Inc.
4.750% due 04/12/2016		$2,300	$2,314
Delphi Corp.
3.500% due 03/31/2017		814	814

Total Bank Loan Obligations (Cost $3,101)			3,128

CORPORATE BONDS & NOTES 71.0%
BANKING & FINANCE 22.5%
Allstate Corp.
6.500% due 05/15/2067		7,425	7,351
American Express Co.
6.800% due 09/01/2066		4,500	4,665
8.150% due 03/19/2038		34,906	55,511
American International Group, Inc.
4.250% due 05/15/2013		225	230
5.600% due 10/18/2016		1,500	1,633
5.850% due 01/16/2018		2,524	2,798
8.175% due 05/15/2068		10,000	10,900
8.250% due 08/15/2018		4,300	5,206
Anadarko Finance Co.
7.500% due 05/01/2031		11,024	13,931
Banco do Brasil S.A.
4.500% due 01/20/2016	EUR	4,000	5,257
6.000% due 01/22/2020		$10,200	11,628
Banco Santander Brasil S.A.
4.500% due 04/06/2015		700	704
4.625% due 02/13/2017		300	297
Bank of America Corp.
5.625% due 07/01/2020		7,700	8,263
5.650% due 05/01/2018		32,100	34,384
5.750% due 12/01/2017		5,000	5,345
5.875% due 01/05/2021		3,700	4,049
5.875% due 02/07/2042		10,100	11,119
6.000% due 09/01/2017		7,610	8,225
6.500% due 08/01/2016		1,610	1,770
7.000% due 06/15/2016	EUR	2,100	2,993
7.625% due 06/01/2019		$22,860	26,932
Bank One Corp.
8.000% due 04/29/2027		3,600	4,595
Barclays Bank PLC
6.050% due 12/04/2017		4,000	4,062
10.179% due 06/12/2021		10,940	12,966
14.000% due 06/15/2019 (c)	GBP	800	1,428
Barrick International Barbados Corp.
6.350% due 10/15/2036		$1,300	1,565
BBVA Bancomer S.A.
6.500% due 03/10/2021		24,585	24,954
Bear Stearns Cos. LLC
4.650% due 07/02/2018		2,000	2,109
6.400% due 10/02/2017		20,000	23,100
7.250% due 02/01/2018		14,100	16,885
Bellsouth Capital Funding Corp.
7.875% due 02/15/2030		7,000	9,168
BNP Paribas S.A.
5.186% due 06/29/2015 (c)		6,100	5,307
7.195% due 06/25/2037 (c)		17,300	14,964
7.781% due 07/02/2018 (c)	EUR	4,000	4,601
BPCE S.A.
5.250% due 07/30/2014 (c)		4,150	3,492
Cantor Fitzgerald LP
7.875% due 10/15/2019		$6,690	6,698
Capital One Bank USA N.A.
8.800% due 07/15/2019		9,500	11,987
Capital One Capital
8.875% due 05/15/2040		36,025	36,825
10.250% due 08/15/2039		6,769	6,938
Caterpillar Financial Australia Ltd.
4.300% due 06/14/2013	AUD	4,000	4,093
CBA Capital Trust
6.024% due 03/15/2016 (c)		$4,000	3,769
Chubb Corp.
6.375% due 03/29/2067		1,000	1,038
6.500% due 05/15/2038		200	273
Citigroup Capital
8.300% due 12/21/2077		7,600	7,638

Citigroup, Inc.
1.017% due 08/25/2036		1,000	666
5.850% due 12/11/2034		8,500	9,164
5.875% due 05/29/2037		4,527	4,955
6.000% due 08/15/2017		20,000	21,942
6.125% due 11/21/2017		3,000	3,329
6.125% due 05/15/2018		1,600	1,790
6.625% due 06/15/2032		900	942
8.125% due 07/15/2039		122,587	164,308
8.500% due 05/22/2019		11,000	13,611
Countrywide Capital
8.050% due 06/15/2027		2,680	3,012
Credit Agricole S.A.
5.136% due 02/24/2016 (c)	GBP	5,000	4,632
7.589% due 01/30/2020 (c)		100	96
8.125% due 10/26/2019 (c)		100	109
8.375% due 10/13/2019 (c)		$4,970	4,138
DNB Bank ASA
3.200% due 04/03/2017		2,160	2,188
Doric Nimrod Air Finance Alpha Ltd. Pass-Through Trust
5.125% due 11/30/2024 (a)		7,000	7,000
Export-Import Bank of Korea
8.125% due 01/21/2014		2,000	2,188
Fairfax Financial Holdings Ltd.
5.800% due 05/15/2021		15,000	14,719
First Union Capital
7.950% due 11/15/2029		1,000	1,117
Ford Motor Credit Co. LLC
4.207% due 10/15/2022		3,200	3,327
7.000% due 04/15/2015		6,400	7,129
General Electric Capital Corp.
0.659% due 10/06/2015		600	581
0.846% due 05/05/2026		2,300	1,887
0.947% due 08/15/2036		4,000	2,955
3.800% due 06/18/2019		1,800	1,820
5.875% due 01/14/2038		86,663	99,964
6.150% due 08/07/2037		8,385	9,953
6.875% due 01/10/2039		34,764	45,061
General Electric Capital Services, Inc.
7.500% due 08/21/2035		5,368	7,302
Goldman Sachs Group, Inc.
5.250% due 07/27/2021		1,700	1,731
5.375% due 03/15/2020		15,000	15,475
5.950% due 01/15/2027		210	209
6.000% due 06/15/2020		300	321
6.125% due 02/15/2033		7,400	7,630
6.150% due 04/01/2018		4,700	5,104
6.250% due 09/01/2017		23,600	25,699
6.250% due 02/01/2041		11,700	12,257
6.450% due 05/01/2036		4,000	3,917
6.750% due 10/01/2037		47,600	46,840
7.500% due 02/15/2019		86,050	98,314
Goodman Funding Pty. Ltd.
6.375% due 11/12/2020		8,400	8,815
HBOS PLC
1.161% due 09/30/2016		1,000	761
1.327% due 03/29/2016	EUR	1,054	1,044
6.000% due 11/01/2033		$3,500	2,769
6.750% due 05/21/2018		20,623	19,489
HCP, Inc.
6.750% due 02/01/2041		4,700	5,735
Health Care REIT, Inc.
6.500% due 03/15/2041		30,000	32,198
HSBC Bank USA N.A.
7.000% due 01/15/2039		8,600	10,116
HSBC Capital Funding LP
4.610% due 06/27/2013 (c)		4,600	4,358
10.176% due 06/30/2030 (c)		2,122	2,759
HSBC Finance Capital Trust
5.911% due 11/30/2035		4,300	4,058
HSBC Finance Corp.
6.676% due 01/15/2021		19,400	21,053
HSBC Holdings PLC
5.100% due 04/05/2021		46,600	52,157
6.100% due 01/14/2042		29,550	36,376
6.500% due 05/02/2036		13,300	14,726
6.500% due 09/15/2037		2,100	2,340
6.800% due 06/01/2038		7,900	9,089
7.350% due 11/27/2032		2,400	2,701
7.625% due 05/17/2032		7,700	8,979
International Lease Finance Corp.
7.125% due 09/01/2018		30,700	34,000
Intesa Sanpaolo SpA
6.500% due 02/24/2021		10,000	8,763
JPMorgan Chase & Co.
4.250% due 10/15/2020		24,600	25,906

4.400% due 07/22/2020		13,400	14,167
4.625% due 05/10/2021		25,000	26,818
4.950% due 03/25/2020		6,100	6,739
5.400% due 01/06/2042		32,400	35,762
5.600% due 07/15/2041		31,450	35,837
6.000% due 01/15/2018		1,000	1,150
6.300% due 04/23/2019		14,950	17,507
6.400% due 05/15/2038		32,174	38,865
7.900% due 04/30/2018 (c)		27,587	30,348
JPMorgan Chase Bank N.A.
0.798% due 06/13/2016		2,100	1,958
JPMorgan Chase Capital
1.411% due 09/30/2034		2,000	1,517
6.450% due 01/15/2087		2,500	2,513
6.550% due 09/15/2066		500	503
6.800% due 10/01/2037		1,099	1,102
6.950% due 08/01/2066		1,000	1,005
7.000% due 11/01/2039		200	201
Lloyds TSB Bank PLC
5.800% due 01/13/2020		7,300	7,820
6.375% due 01/21/2021		45,099	51,230
Macquarie Bank Ltd.
6.625% due 04/07/2021		37,200	37,385
Massachusetts Mutual Life Insurance Co.
8.875% due 06/01/2039		2,400	3,454
Merrill Lynch & Co., Inc.
0.973% due 05/30/2014	EUR	6,200	7,491
6.400% due 08/28/2017		$2,045	2,228
6.875% due 04/25/2018		82,340	92,289
6.875% due 11/15/2018		2,500	2,805
7.750% due 05/14/2038		15,700	17,981
MetLife Capital Trust
9.250% due 04/08/2068		12,700	15,621
MetLife, Inc.		250	316
6.375% due 06/15/2034
Morgan Stanley
1.001% due 03/01/2013	EUR	700	876
1.160% due 04/13/2016		450	505
5.375% due 08/10/2020		3,500	4,384
5.500% due 07/24/2020		$17,700	17,356
5.625% due 09/23/2019		29,500	29,256
5.750% due 01/25/2021		10,000	9,883
6.625% due 04/01/2018		14,800	15,500
7.300% due 05/13/2019		40,410	43,735
Mutual of Omaha Insurance Co.
6.950% due 10/15/2040		9,590	11,153
National Rural Utilities Cooperative Finance Corp.
8.000% due 03/01/2032		3,150	4,646
Nationwide Mutual Insurance Co.
9.375% due 08/15/2039		16,000	21,196
New York Life Insurance Co.
6.750% due 11/15/2039		9,750	12,951
Nordea Bank AB
3.125% due 03/20/2017		2,690	2,706
Northwestern Mutual Life Insurance Co.
6.063% due 03/30/2040		29,900	36,589
Pacific Life Insurance Co.
9.250% due 06/15/2039		87,156	111,120
Penn Mutual Life Insurance Co.
7.625% due 06/15/2040		4,000	4,956
Prudential Financial, Inc.
6.200% due 11/15/2040		9,800	10,744
6.625% due 12/01/2037		3,000	3,408
Qatari Diar Finance QSC
5.000% due 07/21/2020		9,600	10,800
QBE Capital Funding Ltd.
7.250% due 05/24/2041		10,000	9,038
Rabobank Capital Funding Trust
5.254% due 10/21/2016 (c)		500	478
Rabobank Group
5.250% due 05/24/2041		39,500	42,761
6.875% due 03/19/2020	EUR	17,200	21,288
11.000% due 06/30/2019 (c)		$14,800	18,713
Regions Bank
6.450% due 06/26/2037		15,395	15,164
Regions Financial Corp.
7.375% due 12/10/2037		5,470	5,415
Royal Bank of Scotland Group PLC
4.875% due 08/25/2014		5,000	5,144
5.000% due 05/17/2015		10,038	10,194
5.500% due 03/23/2020	EUR	7,200	9,874
6.934% due 04/09/2018		16,359	19,189
7.500% due 04/29/2024	GBP	4,000	7,198
Russian Agricultural Bank OJSC Via RSHB Capital S.A.
5.298% due 12/27/2017		$10,000	10,100
6.299% due 05/15/2017		3,200	3,392

7.750% due 05/29/2018		5,600	6,356
Santander Issuances S.A.U.
5.750% due 01/31/2018	GBP	4,000	4,241
Sberbank of Russia Via SB Capital S.A.
5.400% due 03/24/2017		$1,000	1,041
5.499% due 07/07/2015		5,850	6,143
Simon Property Group LP
6.750% due 02/01/2040		5,000	6,253
SLM Corp.
0.766% due 01/27/2014		200	191
0.992% due 06/17/2013	EUR	3,800	4,689
3.125% due 09/17/2012		3,100	3,930
4.280% due 01/26/2015 (m)	HKD	15,000	1,924
4.875% due 12/17/2012	GBP	600	937
5.000% due 10/01/2013		$3,320	3,436
5.125% due 08/27/2012		700	703
5.375% due 01/15/2013		2,200	2,247
5.375% due 05/15/2014		2,525	2,623
5.625% due 08/01/2033		25,045	21,288
6.250% due 01/25/2016		3,800	4,009
8.000% due 03/25/2020		9,300	10,230
8.450% due 06/15/2018		10,200	11,475
State Street Capital Trust
5.458% due 07/30/2012 (c)		100	100
Teachers Insurance & Annuity Association of America
6.850% due 12/16/2039		57,405	74,480
Tesco Property Finance PLC
6.052% due 10/13/2039	GBP	194	341
UBS AG
4.875% due 08/04/2020		$5,500	5,890
5.750% due 04/25/2018		22,725	25,218
5.875% due 12/20/2017		4,600	5,147
UBS Preferred Funding Trust
6.243% due 05/15/2016 (c)		800	760
Wachovia Bank N.A.
5.850% due 02/01/2037		5,901	6,862
6.600% due 01/15/2038		6,302	7,991
Wachovia Corp.
0.806% due 10/28/2015		8,000	7,659
0.837% due 10/15/2016		1,400	1,332
WEA Finance LLC
6.750% due 09/02/2019		2,500	2,956
Wells Fargo & Co.
5.375% due 02/07/2035		4,900	5,662
Wells Fargo Bank N.A.
5.950% due 08/26/2036		1,500	1,778
Wells Fargo Capital
5.950% due 12/01/2086		2,100	2,129
Weyerhaeuser Co.
6.875% due 12/15/2033		7,850	8,307
6.950% due 10/01/2027		4,500	4,887
7.375% due 10/01/2019		13,000	15,396
7.375% due 03/15/2032		61,652	69,115
7.950% due 03/15/2025		800	894

			2,720,164

INDUSTRIALS 36.6%
ABB Finance USA, Inc.
4.375% due 05/08/2042		10,750	11,619
ADT Corp.		39,100	38,505
4.875% due 07/15/2042 (a)
Alcoa, Inc.
5.900% due 02/01/2027		9,300	9,232
5.950% due 02/01/2037		12,081	11,697
Altria Group, Inc.
9.250% due 08/06/2019		800	1,114
9.700% due 11/10/2018		5,900	8,179
9.950% due 11/10/2038		26,845	42,865
10.200% due 02/06/2039		67,415	110,126
America Movil S.A.B. de C.V.
6.125% due 03/30/2040		40,400	50,195
American Airlines Pass-Through Trust
5.250% due 07/31/2022		8,976	9,313
8.625% due 04/15/2023		1,941	2,038
10.375% due 01/02/2021		37,350	39,965
Amgen, Inc.
4.950% due 10/01/2041		900	925
5.150% due 11/15/2041		116,640	122,401
5.375% due 05/15/2043		17,000	18,487
5.650% due 06/15/2042		12,360	13,864
6.375% due 06/01/2037		4,110	4,908
6.400% due 02/01/2039		19,700	23,654
6.900% due 06/01/2038		3,000	3,837
Anadarko Holding Co.
7.150% due 05/15/2028		14,050	15,884

Anadarko Petroleum Corp.
6.200% due 03/15/2040	33,450	38,150
6.375% due 09/15/2017	4,200	4,887
6.450% due 09/15/2036	11,303	13,126
7.000% due 11/15/2027	1,000	1,075
7.950% due 06/15/2039	36,000	47,552
Anheuser-Busch Cos. LLC
6.450% due 09/01/2037	400	546
Anheuser-Busch InBev Worldwide, Inc.
8.200% due 01/15/2039	20,890	33,368
Apache Corp.
5.100% due 09/01/2040	2,100	2,424
ArcelorMittal
7.000% due 10/15/2039	44,395	43,267
9.850% due 06/01/2019	600	715
Archer-Daniels-Midland Co.
5.765% due 03/01/2041	20,000	25,570
Asciano Finance Ltd.
6.000% due 04/07/2023	22,500	23,933
Aviation Capital Group Corp.
7.125% due 10/15/2020	20,100	20,537
AWAS Aviation Capital Ltd.
7.000% due 10/17/2016	4,023	4,184
Barrick Gold Corp.
5.250% due 04/01/2042	19,200	20,678
Barrick Gold Finance Co.
5.800% due 11/15/2034	4,455	4,743
Barrick North America Finance LLC
5.700% due 05/30/2041	30,576	34,732
7.500% due 09/15/2038	6,200	8,202
Barrick PD Australia Finance Pty. Ltd.
5.950% due 10/15/2039	14,469	16,685
BG Energy Capital PLC
5.125% due 10/15/2041	4,000	4,437
Boston Scientific Corp.
5.450% due 06/15/2014	4,500	4,825
6.000% due 01/15/2020	5,100	6,096
7.000% due 11/15/2035	39,807	49,914
7.375% due 01/15/2040	48,582	66,434
Braskem Finance Ltd.
5.750% due 04/15/2021	3,775	3,898
7.000% due 05/07/2020	1,200	1,317
7.375% due 10/04/2015 (c)	5,000	5,075
Burlington Northern Santa Fe LLC
5.050% due 03/01/2041	10,900	12,060
5.750% due 05/01/2040	12,720	15,244
6.530% due 07/15/2037	2,500	3,189
7.290% due 06/01/2036	800	1,060
7.950% due 08/15/2030	600	843
Cameron International Corp.
5.950% due 06/01/2041	12,800	14,598
7.000% due 07/15/2038	16,804	21,599
Canadian National Railway Co.
6.375% due 11/15/2037	100	140
Canadian Natural Resources Ltd.
6.250% due 03/15/2038	10,700	13,171
6.500% due 02/15/2037	2,500	3,100
6.750% due 02/01/2039	18,600	24,103
Canadian Oil Sands Ltd.
4.500% due 04/01/2022	20,400	21,207
6.000% due 04/01/2042	2,700	2,879
Caterpillar, Inc.
8.250% due 12/15/2038	100	163
Celulosa Arauco y Constitucion S.A.
5.000% due 01/21/2021	1,500	1,557
Cenovus Energy, Inc.
6.750% due 11/15/2039	24,900	31,169
Cliffs Natural Resources, Inc.
6.250% due 10/01/2040	22,400	22,096
CNOOC Finance Ltd.
3.875% due 05/02/2022	13,300	13,795
5.000% due 05/02/2042	8,100	8,728
Colorado Interstate Gas Co. LLC
6.850% due 06/15/2037	10,900	12,072
Comcast Corp.
4.650% due 07/15/2042 (a)	37,600	37,824
5.650% due 06/15/2035	10,000	11,245
6.400% due 03/01/2040	62,000	77,731
6.450% due 03/15/2037	7,300	8,918
6.550% due 07/01/2039	52,960	66,308
6.950% due 08/15/2037	26,300	33,934
7.050% due 03/15/2033	6,000	7,608
Continental Airlines Pass-Through Trust
4.750% due 07/12/2022	6,620	6,934
6.000% due 07/12/2020	1,919	1,924
7.250% due 05/10/2021	6,943	7,829

9.000% due 01/08/2018	6,193	7,091
Corning, Inc.
5.750% due 08/15/2040	6,800	7,999
COX Communications, Inc.
6.450% due 12/01/2036	1,781	2,053
8.375% due 03/01/2039	42,240	59,705
Crown Castle Towers LLC
6.113% due 01/15/2040	44,300	51,393
CSN Islands Corp.
6.875% due 09/21/2019	9,700	10,621
CSN Resources S.A.
6.500% due 07/21/2020	10,200	11,101
CSX Corp.
5.500% due 04/15/2041	15,949	18,023
6.220% due 04/30/2040	5,560	6,891
CVS Caremark Corp.
6.125% due 09/15/2039	10,000	12,492
CVS Pass-Through Trust
5.773% due 01/10/2033	8,670	9,617
5.880% due 01/10/2028	3,413	3,751
5.926% due 01/10/2034	25,212	28,037
6.036% due 12/10/2028	2,570	2,907
6.943% due 01/10/2030	8,664	10,288
7.507% due 01/10/2032	22,234	27,694
8.353% due 07/10/2031	8,950	11,740
Daimler Finance North America LLC
8.500% due 01/18/2031	100	154
Deere & Co.
3.900% due 06/09/2042	6,000	5,997
Delta Air Lines Pass-Through Trust
4.950% due 11/23/2020 (g)	3,253	3,456
6.200% due 01/02/2020	899	973
7.750% due 06/17/2021	13,330	15,129
Deutsche Telekom International Finance BV
8.750% due 06/15/2030	72,550	101,058
Devon Energy Corp.
3.250% due 05/15/2022	2,000	2,041
4.750% due 05/15/2042	25,150	26,536
7.950% due 04/15/2032	11,900	17,153
Devon Financing Corp. ULC
7.875% due 09/30/2031	7,047	10,117
Diageo Investment Corp.
4.250% due 05/11/2042	100	106
Diamond Offshore Drilling, Inc.
5.700% due 10/15/2039	11,000	13,153
DIRECTV Holdings LLC
6.000% due 08/15/2040	4,400	4,818
6.375% due 03/01/2041	22,200	25,540
Discovery Communications LLC
4.375% due 06/15/2021	8,000	8,710
Dolphin Energy Ltd.
5.500% due 12/15/2021	300	336
Dow Chemical Co.
5.250% due 11/15/2041	14,000	15,558
9.400% due 05/15/2039	45,009	71,988
Ecolab, Inc.
5.500% due 12/08/2041	15,600	18,818
El Paso Natural Gas Co.
8.375% due 06/15/2032	12,400	16,122
Encana Corp.
5.150% due 11/15/2041	22,050	21,169
6.500% due 08/15/2034	300	332
6.500% due 02/01/2038	20,250	22,349
6.625% due 08/15/2037	16,982	19,082
Energy Transfer Partners LP
6.625% due 10/15/2036	7,000	7,468
7.500% due 07/01/2038	20,100	22,763
9.700% due 03/15/2019	886	1,138
Enterprise Products Operating LLC
6.125% due 10/15/2039	5,000	5,691
7.550% due 04/15/2038	4,000	5,160
Gazprom OAO Via Gazprom International S.A.
7.201% due 02/01/2020	814	895
Georgia-Pacific LLC
5.400% due 11/01/2020	6,600	7,677
8.250% due 05/01/2016	3,000	3,312
8.875% due 05/15/2031	2,750	3,891
Gerdau Holdings, Inc.
7.000% due 01/20/2020	7,300	8,176
Gerdau Trade, Inc.
5.750% due 01/30/2021	20,200	21,038
Gilead Sciences, Inc.
5.650% due 12/01/2041	17,130	20,072
Gold Fields Orogen Holding BVI Ltd.
4.875% due 10/07/2020	20,000	19,101

GTL Trade Finance, Inc.
7.250% due 10/20/2017		9,500	10,687
Hess Corp.
6.000% due 01/15/2040		3,500	3,900
HJ Heinz Finance Co.
6.750% due 03/15/2032		5,025	6,284
7.125% due 08/01/2039		26,900	36,204
Home Depot, Inc.
5.400% due 09/15/2040		15,400	18,955
Hospira, Inc.
5.600% due 09/15/2040		900	940
Hutchison Whampoa International Ltd.
5.750% due 09/11/2019		2,750	3,126
International Paper Co.
6.000% due 11/15/2041		7,400	8,384
7.300% due 11/15/2039		5,000	6,271
8.700% due 06/15/2038		8,000	11,339
John Sevier Combined Cycle Generation LLC
4.626% due 01/15/2042		19,200	21,577
Juniper Networks, Inc.
5.950% due 03/15/2041		46,478	53,768
Kerr-McGee Corp.
7.875% due 09/15/2031		3,000	3,905
Kinder Morgan Energy Partners LP
5.800% due 03/15/2035		8,742	9,299
6.500% due 02/01/2037		6,219	7,030
6.500% due 09/01/2039		26,100	29,946
6.550% due 09/15/2040		26,500	30,364
6.950% due 01/15/2038		20,950	24,886
7.400% due 03/15/2031		500	611
Kraft Foods Group, Inc.
5.000% due 06/04/2042		16,000	17,026
Kraft Foods, Inc.
6.500% due 02/09/2040		103,822	134,026
6.875% due 02/01/2038		7,030	9,237
7.000% due 08/11/2037		4,000	5,288
Kroger Co.
5.400% due 07/15/2040		35	37
6.900% due 04/15/2038		5,000	6,155
7.500% due 04/01/2031		150	196
Lowe’s Cos., Inc.
4.650% due 04/15/2042		200	214
Massachusetts Institute of Technology
5.600% due 07/01/2111		1,668	2,330
McKesson Corp.
6.000% due 03/01/2041		2,600	3,443
Meccanica Holdings USA, Inc.
6.250% due 01/15/2040		4,300	3,262
Midcontinent Express Pipeline LLC
6.700% due 09/15/2019		14,000	14,510
Molson Coors Brewing Co.
5.000% due 05/01/2042		29,492	32,036
Nakilat, Inc.
6.067% due 12/31/2033		1,400	1,571
NBCUniversal Media LLC
5.950% due 04/01/2041		51,400	60,984
6.400% due 04/30/2040		12,700	15,591
Newcrest Finance Pty. Ltd.
5.750% due 11/15/2041		7,100	7,493
Newmont Mining Corp.
5.875% due 04/01/2035		395	427
6.250% due 10/01/2039		30,700	35,104
News America, Inc.
6.150% due 02/15/2041		49,100	57,699
6.650% due 11/15/2037		19,131	22,432
6.900% due 08/15/2039		5,229	6,277
7.750% due 12/01/2045		4,773	5,864
Nokia OYJ
6.625% due 05/15/2039		2,700	2,093
Norfolk Southern Corp.
4.837% due 10/01/2041		1,424	1,580
7.250% due 02/15/2031		6,266	8,714
Northwest Airlines Pass-Through Trust
1.217% due 11/20/2015		13,276	12,778
Northwest Pipeline GP
6.050% due 06/15/2018		725	860
Petrobras International Finance Co.
3.875% due 01/27/2016		2,500	2,594
5.375% due 01/27/2021		6,300	6,826
5.750% due 01/20/2020		1,800	1,979
5.875% due 03/01/2018		4,900	5,458
5.875% due 03/07/2022	EUR	1,200	1,685
6.750% due 01/27/2041		$32,700	38,568
6.875% due 01/20/2040		18,650	22,398
7.875% due 03/15/2019		7,500	9,165

Pfizer, Inc.
7.200% due 03/15/2039		5,000	7,629
Philip Morris International, Inc.
4.375% due 11/15/2041		22,400	23,238
6.375% due 05/16/2038		9,235	12,415
Pioneer Natural Resources Co.
3.950% due 07/15/2022		9,190	9,238
6.650% due 03/15/2017		8,812	10,250
6.875% due 05/01/2018		4,154	4,897
7.200% due 01/15/2028		4,105	5,061
7.500% due 01/15/2020		8,872	11,000
Potash Corp. of Saskatchewan, Inc.
5.625% due 12/01/2040		22,000	27,371
PPG Industries, Inc.
5.500% due 11/15/2040		3,400	4,019
Pride International, Inc.
6.875% due 08/15/2020		6,800	8,362
7.875% due 08/15/2040		46,900	66,465
8.500% due 06/15/2019		4,235	5,480
Rio Tinto Alcan, Inc.
7.250% due 03/15/2031		1,110	1,511
Rio Tinto Finance USA Ltd.
7.125% due 07/15/2028		5,998	8,311
Rio Tinto Finance USA PLC
4.750% due 03/22/2042		23,500	26,445
Roche Holdings, Inc.
7.000% due 03/01/2039		4,965	7,315
Rock-Tenn Co.
4.450% due 03/01/2019		1,380	1,420
Rockies Express Pipeline LLC
5.625% due 04/15/2020		23,150	21,182
6.850% due 07/15/2018		2,000	1,970
6.875% due 04/15/2040		46,550	40,266
7.500% due 07/15/2038		25,890	23,819
Rohm and Haas Co.
7.850% due 07/15/2029		7,163	9,541
RZD Capital Ltd.
5.739% due 04/03/2017		14,000	14,979
7.487% due 03/25/2031	GBP	6,100	9,828
SABMiller Holdings, Inc.
3.750% due 01/15/2022		$58,100	61,961
4.950% due 01/15/2042		10,000	11,130
Schlumberger Investment S.A.
3.300% due 09/14/2021		18,470	19,405
Sealed Air Corp.
6.875% due 07/15/2033		2,000	1,930
Sinochem Overseas Capital Co. Ltd.
6.300% due 11/12/2040		200	204
Sinopec Group Overseas Development Ltd.
4.875% due 05/17/2042		10,800	11,559
Southern Natural Gas Co. LLC
8.000% due 03/01/2032		4,346	5,664
Statoil ASA
4.250% due 11/23/2041		5,000	5,329
5.100% due 08/17/2040		10,000	11,898
Target Corp.
6.500% due 10/15/2037		1,500	2,007
7.000% due 01/15/2038		12,550	17,713
TCI Communications, Inc.
7.875% due 02/15/2026		105	142
Teck Resources Ltd.
6.000% due 08/15/2040		16,600	17,478
6.125% due 10/01/2035		7,300	7,841
6.250% due 07/15/2041		20,000	22,500
Telefonica Emisiones S.A.U.
7.045% due 06/20/2036		19,200	16,847
Teva Pharmaceutical Finance Co. LLC
6.150% due 02/01/2036		5,400	7,050
Time Warner Cable, Inc.
6.750% due 06/15/2039		51,900	63,549
7.300% due 07/01/2038		6,700	8,644
Time Warner, Inc.
4.900% due 06/15/2042		3,000	3,060
5.375% due 10/15/2041		5,000	5,348
6.100% due 07/15/2040		26,100	30,172
6.200% due 03/15/2040		10,000	11,699
6.250% due 03/29/2041		14,850	17,352
6.500% due 11/15/2036		7,500	8,916
7.700% due 05/01/2032		21,050	27,594
TransCanada PipeLines Ltd.
6.200% due 10/15/2037		1,484	1,923
7.250% due 08/15/2038		2,000	2,878
7.625% due 01/15/2039		3,500	5,262
Transocean, Inc.
6.500% due 11/15/2020		10,600	12,051
6.800% due 03/15/2038		48,700	54,996

7.375% due 04/15/2018	6,000	7,063
7.500% due 04/15/2031	4,550	5,316
U.S. Airways Pass-Through Trust
7.125% due 04/22/2025	5,018	5,319
UAL Pass-Through Trust
9.750% due 07/15/2018	33,103	37,655
10.400% due 05/01/2018	6,916	7,894
Union Pacific Corp.
4.300% due 06/15/2042	2,300	2,330
United Technologies Corp.
4.500% due 06/01/2042	20,000	22,096
UnitedHealth Group, Inc.
4.625% due 11/15/2041	14,000	15,129
5.950% due 02/15/2041	4,700	6,059
6.625% due 11/15/2037	2,600	3,497
Vale Overseas Ltd.
6.875% due 11/21/2036	30,950	36,096
6.875% due 11/10/2039	42,440	49,858
8.250% due 01/17/2034	11,300	14,548
Wal-Mart Stores, Inc.
4.875% due 07/08/2040	190	223
5.000% due 10/25/2040	630	758
6.200% due 04/15/2038	7,100	9,707
6.500% due 08/15/2037	9,836	13,941
WEA Finance LLC
4.625% due 05/10/2021	5,000	5,298
7.125% due 04/15/2018	12,900	15,307
Weatherford International Ltd.
6.750% due 09/15/2040	10,000	11,275
WellPoint, Inc.
4.625% due 05/15/2042	21,600	22,391
Williams Cos., Inc.
7.500% due 01/15/2031	11,127	13,599
7.875% due 09/01/2021	916	1,160
8.750% due 03/15/2032	29,088	39,618
Williams Partners LP
6.300% due 04/15/2040	22,000	26,181
Woodside Finance Ltd.
4.600% due 05/10/2021	6,000	6,439
Wyeth LLC
5.950% due 04/01/2037	500	659
Wynn Las Vegas LLC
5.375% due 03/15/2022	7,800	7,858
Xstrata Finance Canada Ltd.
6.000% due 11/15/2041	25,000	25,091
6.900% due 11/15/2037	1,500	1,670

		4,430,211

UTILITIES 11.9%
AEP Texas Central Co.
6.650% due 02/15/2033	500	638
AGL Capital Corp.
5.875% due 03/15/2041	7,500	9,623
AK Transneft OJSC Via TransCapitalInvest Ltd.
5.670% due 03/05/2014	9,000	9,520
8.700% due 08/07/2018	18,500	23,130
Appalachian Power Co.
6.375% due 04/01/2036	4,350	5,441
6.700% due 08/15/2037	2,100	2,688
7.000% due 04/01/2038	700	942
AT&T Corp.
8.000% due 11/15/2031	2,554	3,799
AT&T, Inc.
5.350% due 09/01/2040	106,623	123,010
6.300% due 01/15/2038	26,830	33,578
6.400% due 05/15/2038	37,035	46,836
6.450% due 06/15/2034	2,300	2,876
6.500% due 09/01/2037	17,904	22,869
6.550% due 02/15/2039	3,500	4,526
BellSouth Corp.
6.875% due 10/15/2031	4,200	5,124
British Telecommunications PLC
9.625% due 12/15/2030	10,200	15,394
Centrais Eletricas Brasileiras S.A.
6.875% due 07/30/2019	3,500	4,091
Cleco Power LLC
6.000% due 12/01/2040	17,400	20,428
Cleveland Electric Illuminating Co.
5.950% due 12/15/2036	7,000	7,950
Consolidated Edison Co. of New York, Inc.
5.500% due 12/01/2039	2,900	3,664
5.700% due 06/15/2040	5,000	6,449
6.300% due 08/15/2037	4,000	5,470
6.750% due 04/01/2038	9,350	13,510

Dominion Resources, Inc.
5.950% due 06/15/2035	10,000	12,437
Duke Energy Carolinas LLC
4.250% due 12/15/2041	16,400	17,783
EDF S.A.
6.950% due 01/26/2039	15,750	18,737
Entergy Arkansas, Inc.
5.660% due 02/01/2025	4,000	4,234
Entergy Corp.
5.125% due 09/15/2020	8,400	8,741
Exelon Generation Co. LLC
5.600% due 06/15/2042	10,904	11,155
6.250% due 10/01/2039	8,490	9,239
FirstEnergy Solutions Corp.
6.800% due 08/15/2039	47,574	50,175
Florida Power Corp.
5.650% due 04/01/2040	6,800	8,572
France Telecom S.A.
8.500% due 03/01/2031	10,650	15,002
Gazprom OAO Via Gaz Capital S.A.
5.092% due 11/29/2015	400	423
6.510% due 03/07/2022	1,600	1,782
7.288% due 08/16/2037	26,100	29,754
8.625% due 04/28/2034	14,050	17,949
9.250% due 04/23/2019	28,400	35,565
Gazprom OAO Via White Nights Finance BV
10.500% due 03/08/2014	5,700	6,406
Idaho Power Co.
4.850% due 08/15/2040	9,000	10,002
Interstate Power & Light Co.
6.250% due 07/15/2039	5,000	6,624
Jersey Central Power & Light Co.
6.150% due 06/01/2037	6,200	7,861
7.350% due 02/01/2019	200	254
Kentucky Utilities Co.
5.125% due 11/01/2040	17,200	20,883
Koninklijke KPN NV
8.375% due 10/01/2030	28,590	36,717
MidAmerican Energy Co.
5.800% due 10/15/2036	3,000	3,725
MidAmerican Energy Holdings Co.
5.950% due 05/15/2037	1,500	1,870
6.125% due 04/01/2036	10,725	13,482
6.500% due 09/15/2037	24,750	32,738
NGPL PipeCo LLC
7.119% due 12/15/2017	1,000	1,005
7.768% due 12/15/2037	63,605	61,061
Novatek OAO via Novatek Finance Ltd.
5.326% due 02/03/2016	2,000	2,090
6.604% due 02/03/2021	7,200	7,877
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2021	16,072	16,916
Oglethorpe Power Corp.
5.250% due 09/01/2050	25,000	29,050
Ohio Edison Co.
8.250% due 10/15/2038	1,000	1,513
Ohio Power Co.
6.375% due 07/15/2033	1,500	1,550
Oncor Electric Delivery Co. LLC
5.250% due 09/30/2040	15,100	15,730
5.300% due 06/01/2042	600	635
7.250% due 01/15/2033	3,400	4,212
7.500% due 09/01/2038	4,615	5,907
Pacific Gas & Electric Co.
4.450% due 04/15/2042	5,150	5,437
5.800% due 03/01/2037	8,000	9,992
6.050% due 03/01/2034	5,200	6,582
6.250% due 03/01/2039	9,900	13,091
6.350% due 02/15/2038	1,000	1,331
Pennsylvania Electric Co.
6.150% due 10/01/2038	500	598
Petroleos Mexicanos
5.500% due 06/27/2044	20,800	21,320
Plains All American Pipeline LP
5.150% due 06/01/2042	47,400	50,353
6.650% due 01/15/2037	25,389	31,384
PPL Electric Utilities Corp.
5.200% due 07/15/2041	5,500	6,766
Progress Energy, Inc.
7.750% due 03/01/2031	400	565
PSEG Power LLC
8.625% due 04/15/2031	6,000	8,701
Public Service Co. of Oklahoma
6.625% due 11/15/2037	5,450	6,973
Puget Sound Energy, Inc.
5.764% due 07/15/2040	8,900	11,580

Ras Laffan Liquefied Natural Gas Co. Ltd.
5.298% due 09/30/2020	1,680	1,848
5.832% due 09/30/2016	1,564	1,680
5.838% due 09/30/2027	16,700	18,537
6.332% due 09/30/2027	10,450	12,000
6.750% due 09/30/2019	3,000	3,607
Southern California Edison Co.
6.000% due 01/15/2034	400	531
6.050% due 03/15/2039	4,630	6,250
6.650% due 04/01/2029	600	791
Southern Power Co.
6.375% due 11/15/2036	3,500	3,731
Southwestern Electric Power Co.
6.200% due 03/15/2040	3,000	3,707
Southwestern Public Service Co.
6.000% due 10/01/2036	2,000	2,366
Telecom Italia Capital S.A.
7.200% due 07/18/2036	7,845	6,688
7.721% due 06/04/2038	14,450	12,716
Telstra Corp. Ltd.
4.800% due 10/12/2021	9,000	10,089
TNK-BP Finance S.A.
6.250% due 02/02/2015	5,000	5,269
6.625% due 03/20/2017	11,700	12,768
7.250% due 02/02/2020	26,050	29,387
7.500% due 07/18/2016	8,950	9,991
7.875% due 03/13/2018	49,620	57,001
Toledo Edison Co.
6.150% due 05/15/2037	11,490	14,164
Union Electric Co.
8.450% due 03/15/2039	600	983
Verizon Communications, Inc.
6.000% due 04/01/2041	10,617	13,530
6.400% due 02/15/2038	14,600	19,051
6.900% due 04/15/2038	19,085	26,385
7.350% due 04/01/2039	14,592	21,041
Verizon Global Funding Corp.
7.750% due 06/15/2032	1,165	1,646
Virginia Electric and Power Co.
6.000% due 05/15/2037	400	524
8.875% due 11/15/2038	14,129	23,700
Vodafone Group PLC
6.150% due 02/27/2037	31,938	41,016
6.250% due 11/30/2032	2,400	3,023

		1,439,905

Total Corporate Bonds & Notes (Cost $7,802,865)		8,590,280

CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Transocean, Inc.
1.500% due 12/15/2037	1,200	1,200

Total Convertible Bonds & Notes (Cost $1,066)		1,200

MUNICIPAL BONDS & NOTES 9.5%
ARIZONA 0.0%
University of Arizona Revenue Bonds, (BABs), Series 2010
6.423% due 08/01/2035	3,000	3,515

CALIFORNIA 4.1%
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2009
6.263% due 04/01/2049	9,400	12,541
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.793% due 04/01/2030	700	885
6.907% due 10/01/2050	28,945	40,751
6.918% due 04/01/2040	1,600	2,192
7.043% due 04/01/2050	25,600	36,236
California Educational Facilities Authority Revenue Bonds, Series 2009
5.000% due 10/01/2039	80	89
California Educational Facilities Authority Revenue Bonds, Series 2010
5.250% due 04/01/2040	415	584
California Infrastructure & Economic Development Bank Revenue Bonds, (BABs), Series 2010
6.486% due 05/15/2049	4,500	5,505
California State General Obligation Bonds, (BABs), Series 2009
7.300% due 10/01/2039	10,000	12,424
7.350% due 11/01/2039	1,000	1,250
7.500% due 04/01/2034	5,580	6,976
7.550% due 04/01/2039	7,685	9,890

California State General Obligation Bonds, (BABs), Series 2010
7.600% due 11/01/2040	15,200	19,780
7.625% due 03/01/2040	2,200	2,846
7.700% due 11/01/2030	2,400	2,831
7.950% due 03/01/2036	27,000	31,974
California State Public Works Board Revenue Bonds, (BABs), Series 2010
7.004% due 03/01/2035	8,700	9,553
7.804% due 03/01/2035	9,010	10,420
California State University Revenue Bonds, (BABs), Series 2010
6.484% due 11/01/2041	2,000	2,397
East Bay Municipal Utility District, California Revenue Bonds, (BABs), Series 2010
5.874% due 06/01/2040	12,500	16,662
Foothill-De Anza Community College District, California General Obligation Bonds, Series 2011
5.000% due 08/01/2040	95	107
Irvine Ranch Water District, California Revenue Bonds, (BABs), Series 2010
6.622% due 05/01/2040	10,000	14,001
Los Angeles Community College District, California General Obligation Bonds, (BABs), Series 2010
6.600% due 08/01/2042	360	474
6.750% due 08/01/2049	34,095	45,204
Los Angeles County, California Metropolitan Transportation Authority Revenue Bonds, (BABs), Series 2010
5.735% due 06/01/2039	5,000	6,224
Los Angeles County, California Public Works Financing Authority Revenue Bonds, (BABs), Series 2010
7.488% due 08/01/2033	15,000	18,461
Los Angeles Department of Airports, California Revenue Bonds, (BABs), Series 2009
6.582% due 05/15/2039	2,000	2,554
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2009
6.008% due 07/01/2039	5,000	6,200
Los Angeles Department of Water & Power, California Revenue Bonds, (BABs), Series 2010
6.574% due 07/01/2045	1,170	1,687
Los Angeles Department of Water & Power, California Revenue Bonds, Series 2010
5.516% due 07/01/2027	1,800	2,034
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2009
5.750% due 07/01/2034	250	293
5.755% due 07/01/2029	170	197
Los Angeles Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.758% due 07/01/2034	18,585	24,092
Los Angeles Unified School District, California General Obligation Bonds, Series 2010
5.981% due 05/01/2027	7,500	9,525
Los Angeles Wastewater System, California Revenue Bonds, (BABs), Series 2010
5.813% due 06/01/2040	300	362
Metropolitan Water District of Southern California Revenue Bonds, (BABs), Series 2009
6.538% due 07/01/2039	2,000	2,315
Napa Valley Unified School District, California General Obligation Bonds, (BABs), Series 2010
6.507% due 08/01/2043	2,000	2,618
Newport Beach, California Revenue Bonds, Series 2011
5.875% due 12/01/2030	2,000	2,381
Northern California Power Agency Revenue Bonds, (BABs), Series 2010
7.311% due 06/01/2040	9,850	11,662
Orange County, California Local Transportation Authority Revenue Bonds, (BABs), Series 2010
6.908% due 02/15/2041	17,000	23,452
Orange County, California Sanitation District Revenue Bonds, (BABs), Series 2010
6.400% due 02/01/2044	10,000	13,539
Pasadena Public Financing Authority, California Revenue Bonds, (BABs), Series 2010
7.148% due 03/01/2043	10,000	13,280
San Diego County, California Water Authority Revenue Bonds, (BABs), Series 2010
6.138% due 05/01/2049	7,500	9,936
Santa Clara County, California General Obligation Bonds, Series 2009
5.000% due 08/01/2034	130	149
University of California Revenue Bonds, (BABs), Series 2009
6.270% due 05/15/2031	3,500	3,997
6.583% due 05/15/2049	6,600	8,656
University of California Revenue Bonds, (BABs), Series 2010
5.946% due 05/15/2045	1,000	1,239
6.398% due 05/15/2031	10,000	12,246
6.548% due 05/15/2048	23,200	30,441

		493,112

COLORADO 0.0%
Aurora, Colorado Water Revenue Bonds, (AMBAC Insured), Series 2007
5.000% due 08/01/2039	105	115

DISTRICT OF COLUMBIA 0.0%
Metropolitan Washington Airports Authority, District of Columbia Revenue Bonds, (BABs), Series 2009
7.462% due 10/01/2046	4,000	4,749

FLORIDA 0.1%
Florida State Department of Transportation Revenue Bonds, (BABs), Series 2009
6.800% due 07/01/2039	7,400	8,478

GEORGIA 0.1%
Georgia State Road & Tollway Authority Revenue Bonds, Series 2011
5.000% due 10/01/2021	95	120
Municipal Electric Authority of Georgia Revenue Bonds, (BABs), Series 2010
6.637% due 04/01/2057	5,240	6,085
6.655% due 04/01/2057	3,780	4,336

		10,541

ILLINOIS 0.1%
Chicago Transit Authority, Illinois Revenue Bonds, (BABs), Series 2010
6.200% due 12/01/2040	900	1,002
Chicago Transit Authority, Illinois Revenue Bonds, Series 2008
6.899% due 12/01/2040	3,200	3,812
Illinois Municipal Electric Agency Revenue Bonds, (BABs), Series 2009
6.832% due 02/01/2035	2,800	3,337
Illinois State General Obligation Bonds, (BABs), Series 2010
7.350% due 07/01/2035	4,150	4,827

		12,978

INDIANA 0.1%
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue Bonds, (BABs), Series 2010
6.004% due 01/15/2040	5,000	6,162

IOWA 0.1%
Iowa State Revenue Bonds, (BABs), Series 2009
6.750% due 06/01/2034	4,100	4,872

LOUISIANA 0.0%
Louisiana State Gasoline & Fuels Tax Revenue Bonds, Series 2010
5.000% due 05/01/2045	100	111

MASSACHUSETTS 0.1%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2009
5.500% due 11/15/2036	35	42
Massachusetts Port Authority Revenue Bonds, Series 2011
6.202% due 07/01/2031	3,500	3,997
University of Massachusetts Building Authority Revenue Bonds, (BABs), Series 2009
6.573% due 05/01/2039	7,000	8,052

		12,091

MISSISSIPPI 0.0%
Mississippi Development Bank Revenue Bonds, (BABs), Series 2010
6.413% due 01/01/2040	3,400	4,245

NEW JERSEY 0.5%
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2009
7.414% due 01/01/2040	9,890	14,426
New Jersey State Turnpike Authority Revenue Bonds, (BABs), Series 2010
7.102% due 01/01/2041	28,405	40,076
New Jersey Transportation Trust Fund Authority Revenue Bonds, (BABs), Series 2009
6.875% due 12/15/2039	500	574
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.500% due 06/15/2041	315	364

		55,440

NEW YORK 1.8%
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2009
5.871% due 11/15/2039	500	579
Metropolitan Transportation Authority, New York Revenue Bonds, (BABs), Series 2010
6.089% due 11/15/2040	5,800	7,346
6.668% due 11/15/2039	300	385
6.687% due 11/15/2040	550	711
6.814% due 11/15/2040	11,485	14,972
New York City, New York General Obligation Bonds, (BABs), Series 2010
5.698% due 03/01/2027	1,600	1,969
5.968% due 03/01/2036	12,015	14,788
6.246% due 06/01/2035	11,500	13,193
6.271% due 12/01/2037	4,965	6,377
6.646% due 12/01/2031	20,000	23,682
New York City, New York Municipal Water Finance Authority Revenue Bonds, (BABs), Series 2010
5.440% due 06/15/2043	1,750	2,190
5.790% due 06/15/2041	4,700	5,264
5.882% due 06/15/2044	10,000	13,096
6.011% due 06/15/2042	200	265
6.124% due 06/15/2042	12,300	14,054
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2043	425	470
5.000% due 06/15/2044	24,550	27,260
5.375% due 06/15/2043	55	63
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, (BABs), Series 2010
5.467% due 05/01/2040	6,700	8,070
5.572% due 11/01/2038	14,000	17,072
5.932% due 11/01/2036	15,500	17,707

New York State Dormitory Authority Revenue Bonds, (BABs), Series 2010
5.289% due 03/15/2033	300	349
New York State Dormitory Authority Revenue Bonds, Series 2010
5.051% due 09/15/2027	1,935	2,279
New York State Urban Development Corp. Revenue Bonds, (BABs), Series 2009
5.770% due 03/15/2039	4,570	5,551
Triborough Bridge & Tunnel Authority, New York Revenue Bonds, (BABs), Series 2010
5.550% due 11/15/2040	17,500	20,693

		218,385

NORTH CAROLINA 0.0%
North Carolina Turnpike Authority Revenue Bonds, (BABs), Series 2009
6.700% due 01/01/2039	3,000	3,461

OHIO 1.0%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.053% due 02/15/2043	7,500	9,101
6.449% due 02/15/2044	1,000	1,189
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2010
5.939% due 02/15/2047	18,700	22,554
6.270% due 02/15/2050	3,100	3,570
7.834% due 02/15/2041	1,050	1,457
8.084% due 02/15/2050	42,225	60,631
American Municipal Power, Inc. Ohio Revenue Bonds, Series 2010
7.734% due 02/15/2033	4,925	6,620
Ohio Higher Educational Facility Commission Revenue Bonds, Series 2012
5.000% due 01/01/2032	16,995	18,922

		124,044

PENNSYLVANIA 0.2%
Pennsylvania Economic Development Financing Authority Revenue Bonds, (BABs), Series 2010
6.532% due 06/15/2039	11,500	13,934
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2009
6.105% due 12/01/2039	3,000	3,795
Pennsylvania Turnpike Commission Revenue Bonds, (BABs), Series 2010
5.511% due 12/01/2045	6,000	7,099
School District of Philadelphia, Pennsylvania General Obligation Bonds, (BABs), Series 2010
6.765% due 06/01/2040	2,300	2,756

		27,584

TENNESSEE 0.1%
Rutherford County, Tennessee Health & Educational Facilities Board Revenue Bonds, Series 2010
5.000% due 11/15/2040	1,800	1,974
Tennessee State School Bond Authority General Obligation Bonds, Series 2010
4.848% due 09/15/2027	12,000	13,574

		15,548

TEXAS 1.1%
Cypress-Fairbanks Independent School District, Texas General Obligation Bonds, (BABs), Series 2009
6.629% due 02/15/2038	7,200	8,321
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2009
6.249% due 12/01/2034	1,200	1,376
Dallas Area Rapid Transit, Texas Revenue Bonds, (BABs), Series 2010
5.022% due 12/01/2048	24,630	29,934
Dallas Area Rapid Transit, Texas Revenue Bonds, Series 2008
5.250% due 12/01/2043	25	27
5.250% due 12/01/2048	170	186
Dallas County, Texas Hospital District General Obligation Bonds, (BABs), Series 2009
5.621% due 08/15/2044	500	636
Houston, Texas Utility System Revenue Bonds, (AGM Insured), Series 2005
4.750% due 11/15/2030	2,300	2,460
North Texas Tollway Authority Revenue Bonds, (BABs), Series 2009
6.718% due 01/01/2049	7,100	9,499
San Antonio, Texas General Obligation Bonds, (BABs), Series 2010
6.038% due 08/01/2040	1,500	1,724
San Antonio, Texas Revenue Bonds, (BABs), Series 2010
5.718% due 02/01/2041	9,300	11,963
5.808% due 02/01/2041	2,000	2,598
6.308% due 02/01/2037	4,300	4,865
Texas State General Obligation Bonds, (BABs), Series 2009
5.517% due 04/01/2039	3,575	4,658
Texas State General Obligation Bonds, (BABs), Series 2010
4.631% due 04/01/2033	14,800	16,987
4.681% due 04/01/2040	4,700	5,504
Texas Transportation Commission Revenue Bonds, Series 2010
5.178% due 04/01/2030	20,900	25,283

		126,021

WASHINGTON 0.1%
Energy Northwest, Washington Revenue Bonds, (BABs), Series 2010
5.710% due 07/01/2024		5,400	6,549
King County, Washington General Obligation Bonds, Series 2008
4.750% due 01/01/2034		800	855
King County, Washington Sewer Revenue Bonds, Series 2009
5.000% due 01/01/2039		30	33
King County, Washington Sewer Revenue Bonds, Series 2010
5.000% due 01/01/2045		225	247
Washington State General Obligation Bonds, (BABs), Series 2009
5.481% due 08/01/2039		4,000	5,057

			12,741

WISCONSIN 0.0%
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2010
5.000% due 11/15/2033		3,600	3,921

Total Municipal Bonds & Notes (Cost $933,214)			1,148,114

U.S. GOVERNMENT AGENCIES 0.0%
Fannie Mae
4.000% due 10/01/2040		2,183	2,328
6.000% due 01/01/2023 - 06/01/2038		361	397
7.000% due 11/01/2026		42	49
8.500% due 08/01/2026		3	4
Freddie Mac
3.237% due 08/15/2032		192	200
Ginnie Mae
4.500% due 09/15/2033		34	37
6.500% due 02/15/2017		10	11
8.500% due 09/15/2030		13	14
9.000% due 12/15/2017		5	6

Total U.S. Government Agencies (Cost $3,014)			3,046

U.S. TREASURY OBLIGATIONS 16.5%
U.S. Treasury Bonds
3.000% due 05/15/2042		2,000	2,100
3.125% due 11/15/2041		144,020	155,114
3.125% due 02/15/2042		150,510	161,986
3.500% due 02/15/2039		55,100	63,847
3.750% due 08/15/2041 (f)(g)(h)(i)		711,200	859,219
4.250% due 11/15/2040 (f)		42,900	56,219
4.750% due 02/15/2041 (f)(i)		200,205	283,290
U.S. Treasury Notes
1.750% due 05/15/2022		81,900	82,655
2.000% due 11/15/2021 (f)		3,300	3,425
2.000% due 02/15/2022 (g)		322,200	333,351
U.S. Treasury Strips
0.000% due 02/15/2042		50	21

Total U.S. Treasury Obligations (Cost $1,906,616)			2,001,227

MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Large Loan, Inc.
1.992% due 11/15/2015		29,521	27,987

Total Mortgage-Backed Securities (Cost $27,412)			27,987

SOVEREIGN ISSUES 1.9%
Australia Government CPI Linked Bond
4.000% due 08/20/2020	AUD	22,400	44,221
Banco Nacional de Desenvolvimento Economico e Social
5.500% due 07/12/2020		$1,400	1,598
Brazil Government International Bond
5.625% due 01/07/2041		1,800	2,217
7.125% due 01/20/2037		10,800	15,633
8.250% due 01/20/2034		28,850	45,439
8.750% due 02/04/2025		1,000	1,550
10.250% due 01/10/2028	BRL	3,240	2,012
Brazil Notas do Tesouro Nacional
10.000% due 01/01/2013		688	346
10.000% due 01/01/2014		2,070	1,059
10.000% due 01/01/2017		26,739	13,670
Colombia Government International Bond
6.125% due 01/18/2041		$200	261
Korea Development Bank
8.000% due 01/23/2014		2,000	2,187

Mexico Government International Bond
5.750% due 10/12/2110		350	400
6.050% due 01/11/2040		1,920	2,486
6.750% due 09/27/2034		7,500	10,275
7.500% due 04/08/2033		11,600	16,936
8.300% due 08/15/2031		700	1,089
Qatar Government International Bond
6.400% due 01/20/2040		9,000	11,497
Russia Government International Bond
4.500% due 04/04/2022		5,000	5,251
5.625% due 04/04/2042		34,200	36,673
United Kingdom Gilt
4.750% due 12/07/2030	GBP	4,700	9,679
Vnesheconombank Via VEB Finance PLC
5.375% due 02/13/2017		$2,500	2,593

Total Sovereign Issues (Cost $196,199)			227,072

	SHARES
CONVERTIBLE PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Wells Fargo & Co.
7.500% due 03/15/2013 (c)		200	225

Total Convertible Preferred Securities (Cost $204)			225

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.7%
CERTIFICATES OF DEPOSIT 0.0%
Banco do Brasil S.A.
0.000% due 06/28/2013		$3,500	3,464

REPURCHASE AGREEMENTS 0.1%
Banc of America Securities LLC
0.170% due 07/02/2012		16,500	16,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $16,842. Repurchase proceeds are $16,500.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		1,553	1,553
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $1,589. Repurchase proceeds are $1,553.)

			18,053

U.S. TREASURY BILLS 0.1%
0.136% due 08/02/2012 - 05/30/2013 (b)(e)(f)		3,522	3,521

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (d) 1.5%
PIMCO Short-Term Floating NAV Portfolio		18,684,214	187,216

Total Short-Term Instruments (Cost $212,238)			212,254

PURCHASED OPTIONS (k) 0.1%
(Cost $19,591)			13,791

Total Investments 101.0% (Cost $11,105,520)			$12,228,324
Written Options (l) (0.3%) (Premiums $45,774)			(31,080)
Other Assets and Liabilities (Net) (0.7%)			(89,243)

Net Assets 100.0%			$12,108,001

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Perpetual maturity, date shown represents next contractual call date.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $60 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $28,605 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	On June 30, 2012, securities valued at $49,551 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BSN	0.160%	06/06/2012	07/09/2012	$48,662	$(48,668)
DEU	(0.750%)	10/20/2011	10/20/2013	1,431	(1,423)

					$(50,091)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $21,290 at a weighted average interest rate of 0.090%.

(h)	Securities with an aggregate market value of $4,962 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Euribor December Futures	Long	12/2013	328	$770
90-Day Euribor December Futures	Long	12/2014	71	263
90-Day Euribor June Futures	Long	06/2014	472	1,750
90-Day Euribor March Futures	Long	03/2014	826	2,600
90-Day Euribor September Futures	Long	09/2014	714	2,482
90-Day Eurodollar December Futures	Long	12/2015	1,059	198
U.S. Treasury 10-Year Note September Futures	Long	09/2012	1,909	1,102

				$9,165

(i)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $66,979 and cash of $3 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Unrealized Appreciation/ (Depreciation)
CDX.IG-16 5-Year Index	1.000%	06/20/2016	$60,000	$104	$9
CDX.IG-17 5-Year Index	1.000%	12/20/2016	269,000	(327)	(909)
CDX.IG-18 5-Year Index	1.000%	06/20/2017	2,174,800	(12,065)	(11,207)

				$(12,288)	$(12,107)

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount		Market Value	Unrealized Appreciation/ (Depreciation)
Receive	3-Month USD-LIBOR	0.750%	06/20/2014		$13,000	$(52)	$(12)
Pay	3-Month USD-LIBOR	2.250%	06/20/2022		20,800	941	754
Pay	6-Month AUD Bank Bill	4.000%	03/15/2023	AUD	400	(2)	(4)
Pay	6-Month AUD-BBR-BBSW	4.250%	03/15/2023		92,000	1,497	1,275
Receive	6-Month EUR-EURIBOR	2.500%	09/19/2022	EUR	165,100	(9,023)	(6,188)

						$(6,639)	$(4,175)

(j)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
JPMorgan Chase & Co.	BOA	(1.000%	)	12/20/2016	1.282%	$14,100	$167	$208	$(41)
JPMorgan Chase & Co.	DUB	(1.000%	)	09/20/2016	1.241%	8,600	81	113	(32)
JPMorgan Chase & Co.	MYC	(1.000%	)	09/20/2016	1.241%	6,400	61	55	6

							$309	$376	$(67)

Credit Default Swaps on Corporate, Sovereign and U.S. Treasury Obligation Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)		Market Value	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Alcoa, Inc.	BPS	1.000%	03/20/2021	3.999%		$5,000	$(994)	$(436)	$(558)
Alcoa, Inc.	CBK	1.000%	03/20/2021	3.999%		2,800	(557)	(242)	(315)
Alcoa, Inc.	HUS	1.000%	03/20/2016	2.753%		4,400	(270)	(226)	(44)
Alcoa, Inc.	MYC	1.000%	06/20/2015	2.287%		1,400	(52)	(156)	104
Alcoa, Inc.	MYC	1.000%	03/20/2016	2.753%		450	(28)	(24)	(4)
Alcoa, Inc.	RYL	1.000%	06/20/2021	4.013%		2,600	(529)	(232)	(297)
American International Group, Inc.	GST	1.000%	09/20/2021	2.624%		15,000	(1,749)	(1,601)	(148)
Anadarko Petroleum Corp.	MYC	1.000%	06/20/2017	2.085%		20,500	(1,018)	(1,076)	58
ArcelorMittal	GST	1.000%	03/20/2016	4.709%		8,400	(1,032)	(325)	(707)
ArcelorMittal	HUS	1.000%	03/20/2016	4.709%		900	(111)	(40)	(71)
ArcelorMittal	MYC	1.000%	03/20/2016	4.709%		6,400	(786)	(392)	(394)
Australia Government Bond	DUB	1.000%	06/20/2016	0.472%		24,300	513	588	(75)
Australia Government Bond	UAG	1.000%	09/20/2015	0.328%		5,500	121	140	(19)
Bank of America Corp.	DUB	1.000%	03/20/2013	1.254%		9,500	(15)	(145)	130
BHP Billiton Finance USA Ltd.	DUB	1.000%	09/20/2015	0.727%		16,100	145	(81)	226
BHP Billiton Finance USA Ltd.	FBF	1.000%	09/20/2015	0.727%		1,600	15	(9)	24
BHP Billiton Finance USA Ltd.	FBF	1.000%	12/20/2015	0.785%		200	1	1	0
BHP Billiton Finance USA Ltd.	JPM	1.000%	09/20/2015	0.727%		4,700	43	(43)	86
BHP Billiton Finance USA Ltd.	MYC	1.000%	09/20/2015	0.727%		7,800	71	(25)	96
BHP Billiton Finance USA Ltd.	MYC	1.000%	12/20/2015	0.785%		5,700	44	14	30
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2015	0.727%		1,500	13	(4)	17
BHP Billiton Finance USA Ltd.	RYL	1.000%	09/20/2016	0.917%		900	3	10	(7)
BNP Paribas S.A.	DUB	3.000%	03/20/2016	3.872%	EUR	5,100	(186)	(468)	282
BNP Paribas S.A.	GST	3.000%	03/20/2016	3.872%		2,600	(95)	(245)	150
BP Capital Markets America, Inc.	BOA	1.000%	06/20/2015	0.876%		$3,000	12	21	(9)
BP Capital Markets America, Inc.	BRC	1.000%	06/20/2015	0.876%		13,500	54	32	22
BP Capital Markets America, Inc.	DUB	1.000%	03/20/2016	0.980%		1,500	2	3	(1)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2015	0.876%		5,000	20	12	8
BP Capital Markets America, Inc.	GST	1.000%	03/20/2016	0.980%		2,500	3	5	(2)
BP Capital Markets America, Inc.	GST	1.000%	06/20/2016	1.010%		8,700	0	78	(78)
BP Capital Markets America, Inc.	JPM	1.000%	09/20/2012	0.443%		2,700	5	(46)	51
BP Capital Markets America, Inc.	JPM	1.000%	06/20/2015	0.876%		2,600	10	5	5
BP Capital Markets America, Inc.	JPM	1.000%	03/20/2016	0.980%		19,200	21	137	(116)
Brazil Government International Bond	BOA	1.000%	12/20/2015	1.224%		14,700	(107)	(124)	17
Brazil Government International Bond	BPS	1.000%	12/20/2012	0.534%		3,000	8	4	4
Brazil Government International Bond	BRC	1.000%	09/20/2015	1.171%		7,500	(38)	(64)	26
Brazil Government International Bond	BRC	1.000%	06/20/2017	1.492%		35,000	(808)	(498)	(310)
Brazil Government International Bond	CBK	1.000%	12/20/2012	0.534%		2,000	5	3	2
Brazil Government International Bond	CBK	1.000%	06/20/2015	1.136%		5,000	(19)	(97)	78
Brazil Government International Bond	CBK	1.000%	03/20/2016	1.269%		39,800	(376)	(275)	(101)
Brazil Government International Bond	DUB	1.000%	12/20/2015	1.224%		3,500	(26)	(33)	7
Brazil Government International Bond	DUB	1.000%	06/20/2017	1.492%		59,300	(1,368)	(834)	(534)
Brazil Government International Bond	DUB	1.000%	06/20/2021	1.847%		7,600	(504)	(314)	(190)
Brazil Government International Bond	GST	1.000%	12/20/2012	0.534%		2,000	5	3	2
Brazil Government International Bond	HUS	1.000%	09/20/2015	1.171%		3,400	(17)	(34)	17
Brazil Government International Bond	HUS	1.000%	03/20/2016	1.269%		25,000	(236)	(153)	(83)
Brazil Government International Bond	HUS	1.000%	06/20/2017	1.492%		26,700	(616)	(384)	(232)
Brazil Government International Bond	HUS	1.000%	06/20/2021	1.847%		8,400	(557)	(349)	(208)
Brazil Government International Bond	JPM	1.000%	12/20/2014	1.046%		2,800	(2)	(25)	23
Brazil Government International Bond	JPM	1.000%	09/20/2015	1.171%		8,500	(44)	(81)	37
Brazil Government International Bond	JPM	1.000%	12/20/2015	1.224%		6,100	(44)	(45)	1
Brazil Government International Bond	UAG	1.000%	06/20/2015	1.136%		2,000	(7)	(24)	17
Canadian Natural Resources Ltd.	GST	1.000%	12/20/2015	1.173%		6,000	(33)	18	(51)
Canadian Natural Resources Ltd.	HUS	1.000%	09/20/2015	1.100%		5,100	(15)	(17)	2
Canadian Natural Resources Ltd.	JPM	1.000%	09/20/2015	1.100%		5,100	(15)	(17)	2
Canadian Natural Resources Ltd.	MYC	1.000%	12/20/2015	1.173%		3,600	(20)	12	(32)
Caterpillar, Inc.	BOA	1.000%	03/20/2016	0.904%		12,500	48	173	(125)
Caterpillar, Inc.	BPS	1.000%	03/20/2016	0.904%		9,200	35	126	(91)
Caterpillar, Inc.	JPM	1.000%	03/20/2016	0.904%		5,200	20	71	(51)
China Government International Bond	BRC	1.000%	06/20/2016	0.913%		10,200	37	154	(117)
China Government International Bond	CBK	1.000%	12/20/2016	1.028%		1,600	(1)	(77)	76
China Government International Bond	DUB	1.000%	12/20/2015	0.812%		10,000	68	175	(107)
China Government International Bond	DUB	1.000%	12/20/2016	1.028%		200	0	(10)	10
China Government International Bond	FBF	1.000%	12/20/2016	1.028%		9,600	(8)	(469)	461
China Government International Bond	HUS	1.000%	06/20/2015	0.710%		6,700	59	124	(65)
China Government International Bond	HUS	1.000%	09/20/2015	0.750%		4,500	37	58	(21)
China Government International Bond	JPM	0.820%	12/20/2014	0.608%		12,000	66	0	66
China Government International Bond	JPM	1.000%	09/20/2015	0.750%		3,000	25	29	(4)
China Government International Bond	JPM	1.000%	12/20/2016	1.028%		7,600	(6)	(370)	364
China Government International Bond	MYC	1.000%	06/20/2015	0.710%		17,000	151	298	(147)
China Government International Bond	MYC	1.000%	12/20/2016	1.028%		1,700	(2)	(81)	79
China Government International Bond	RYL	0.750%	12/20/2014	0.608%		4,000	15	0	15
China Government International Bond	RYL	1.000%	06/20/2016	0.913%		14,500	54	152	(98)
China Government International Bond	RYL	1.000%	12/20/2016	1.028%		7,400	(7)	(344)	337
China Government International Bond	UAG	1.000%	12/20/2016	1.028%		4,000	(4)	(186)	182
Comcast Corp.	RYL	1.000%	12/20/2015	0.688%		1,200	13	0	13
Danone S.A.	DUB	1.000%	03/20/2016	0.646%		2,100	28	34	(6)
Denmark Government International Bond	BOA	0.250%	09/20/2016	0.937%		10,300	(290)	(320)	30

Denmark Government International Bond	DUB	0.250%	09/20/2016	0.937%	3,200	(90)	(107)	17
Denmark Government International Bond	GST	0.250%	09/20/2016	0.937%	7,000	(197)	(219)	22
Denmark Government International Bond	RYL	0.250%	09/20/2016	0.937%	1,200	(34)	(36)	2
Denmark Government International Bond	UAG	0.250%	09/20/2016	0.937%	3,500	(99)	(114)	15
E.ON International Finance BV	CBK	1.000%	03/20/2017	0.951%	17,700	46	77	(31)
E.ON International Finance BV	HUS	1.000%	03/20/2016	0.825%	1,000	7	11	(4)
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	09/20/2015	0.949%	5,000	9	(24)	33
Emirate of Abu Dhabi Government International Bond	BRC	1.000%	12/20/2015	1.007%	1,700	0	(7)	7
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	12/20/2015	1.007%	5,000	1	(32)	33
Emirate of Abu Dhabi Government International Bond	CBK	1.000%	06/20/2016	1.101%	1,100	(4)	0	(4)
Emirate of Abu Dhabi Government International Bond	DUB	1.000%	12/20/2015	1.007%	1,800	0	(4)	4
Emirate of Abu Dhabi Government International Bond	FBF	1.000%	06/20/2016	1.101%	5,000	(18)	10	(28)
Emirate of Abu Dhabi Government International Bond	HUS	1.000%	09/20/2015	0.949%	2,000	4	(8)	12
Emirate of Abu Dhabi Government International Bond	JPM	1.000%	12/20/2015	1.007%	1,300	1	5	(4)
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	09/20/2015	0.949%	1,600	3	(8)	11
Emirate of Abu Dhabi Government International Bond	MYC	1.000%	06/20/2016	1.101%	3,000	(11)	1	(12)
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	06/20/2015	0.912%	10,000	29	(53)	82
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	09/20/2015	0.949%	3,000	6	(14)	20
Emirate of Abu Dhabi Government International Bond	RYL	1.000%	12/20/2015	1.007%	2,000	0	8	(8)
Export-Import Bank of China	FBF	1.000%	12/20/2012	0.516%	1,000	2	(14)	16
Ford Motor Credit Co. LLC	BRC	5.000%	09/20/2017	2.530%	15,000	1,750	1,725	25
Freeport-McMoRan Copper & Gold, Inc.	CBK	1.000%	06/20/2016	1.612%	1,500	(34)	(16)	(18)
Freeport-McMoRan Copper & Gold, Inc.	GST	1.000%	06/20/2016	1.612%	7,100	(164)	(77)	(87)
Freeport-McMoRan Copper & Gold, Inc.	RYL	1.000%	03/20/2016	1.524%	12,500	(232)	(48)	(184)
Gazprom OAO Via Gazprom International S.A.	BRC	1.000%	12/20/2012	0.928%	1,000	1	(21)	22
Gazprom OAO Via Gazprom International S.A.	DUB	1.000%	12/20/2012	0.928%	1,000	1	(20)	21
Gazprom OAO Via Gazprom International S.A.	GST	1.000%	12/20/2012	0.928%	500	1	(10)	11
Gazprom OAO Via Gazprom International S.A.	UAG	1.000%	12/20/2012	0.928%	1,000	0	(21)	21
Gazprom Via Gaz Capital S.A.	DUB	1.000%	03/20/2013	0.928%	8,400	8	(14)	22
General Electric Capital Corp.	BOA	1.000%	12/20/2015	1.417%	14,400	(197)	(420)	223
General Electric Capital Corp.	CBK	1.000%	09/20/2016	1.515%	500	(10)	(10)	0
General Electric Capital Corp.	CBK	1.000%	09/20/2019	1.754%	1,000	(49)	(102)	53
Japan Government International Bond	BOA	1.000%	03/20/2016	0.625%	600	9	(6)	15
Japan Government International Bond	GST	1.000%	06/20/2015	0.466%	12,500	202	227	(25)
Japan Government International Bond	GST	1.000%	09/20/2015	0.501%	8,000	131	118	13
Japan Government International Bond	GST	1.000%	03/20/2016	0.625%	12,300	174	(127)	301
Japan Government International Bond	JPM	1.000%	03/20/2016	0.625%	500	7	(6)	13
Japan Government International Bond	MYC	1.000%	03/20/2016	0.625%	2,000	28	(25)	53
Lafarge S.A.	BOA	1.000%	09/20/2016	3.448%	500	(47)	(38)	(9)
Lafarge S.A.	FBF	1.000%	06/20/2016	3.358%	10,200	(876)	(686)	(190)
Lafarge S.A.	MYC	1.000%	06/20/2016	3.358%	1,700	(146)	(119)	(27)
Merrill Lynch & Co., Inc.	JPM	1.000%	03/20/2013	1.455%	14,500	(43)	(315)	272
Merrill Lynch & Co., Inc.	MYC	1.000%	03/20/2013	1.455%	9,500	(28)	(187)	159
Merrill Lynch & Co., Inc.	UAG	1.000%	06/20/2018	2.827%	4,000	(380)	(423)	43
MetLife, Inc.	BOA	1.000%	12/20/2015	2.508%	12,500	(616)	(698)	82
MetLife, Inc.	BOA	1.000%	03/20/2016	2.585%	2,600	(143)	(78)	(65)
MetLife, Inc.	BOA	1.000%	06/20/2021	3.082%	25,000	(3,665)	(1,593)	(2,072)
MetLife, Inc.	CBK	1.000%	03/20/2016	2.585%	3,400	(188)	(70)	(118)
MetLife, Inc.	CBK	1.000%	09/20/2016	2.712%	600	(40)	(18)	(22)
MetLife, Inc.	DUB	1.000%	12/20/2014	2.061%	15,000	(378)	(840)	462
MetLife, Inc.	DUB	1.000%	03/20/2016	2.585%	1,600	(89)	(39)	(50)
MetLife, Inc.	DUB	5.000%	09/20/2019	3.012%	1,100	134	134	0
MetLife, Inc.	FBF	1.000%	09/20/2017	2.860%	20,000	(1,701)	(1,708)	7
MetLife, Inc.	GST	1.000%	03/20/2015	2.201%	2,100	(66)	(118)	52
MetLife, Inc.	GST	1.000%	12/20/2015	2.508%	16,600	(818)	(758)	(60)
MetLife, Inc.	JPM	1.000%	12/20/2015	2.508%	4,300	(211)	(192)	(19)
MetLife, Inc.	JPM	1.000%	03/20/2016	2.585%	1,400	(77)	(33)	(44)
MetLife, Inc.	UAG	1.000%	12/20/2015	2.508%	7,500	(370)	(370)	0
Mexico Government International Bond	BOA	1.000%	06/20/2016	1.151%	7,100	(39)	7	(46)
Mexico Government International Bond	BRC	1.000%	09/20/2015	1.010%	3,800	1	(48)	49
Mexico Government International Bond	BRC	1.000%	12/20/2015	1.064%	4,200	(8)	(66)	58
Mexico Government International Bond	CBK	1.000%	12/20/2012	0.381%	1,500	5	3	2
Mexico Government International Bond	CBK	1.000%	06/20/2016	1.151%	9,400	(52)	(31)	(21)
Mexico Government International Bond	DUB	1.000%	12/20/2014	0.873%	2,500	9	(49)	58
Mexico Government International Bond	DUB	1.000%	09/20/2015	1.010%	6,000	1	(60)	61
Mexico Government International Bond	DUB	1.000%	06/20/2016	1.151%	6,000	(33)	0	(33)
Mexico Government International Bond	DUB	1.000%	06/20/2017	1.328%	9,500	(146)	(47)	(99)
Mexico Government International Bond	GST	1.000%	12/20/2012	0.381%	1,500	5	4	1
Mexico Government International Bond	HUS	1.000%	03/20/2016	1.110%	23,000	(85)	(76)	(9)
Mexico Government International Bond	HUS	1.000%	06/20/2016	1.151%	6,000	(33)	6	(39)
Mexico Government International Bond	JPM	1.000%	12/20/2012	0.381%	3,500	12	9	3
Mexico Government International Bond	JPM	1.000%	06/20/2015	0.972%	800	1	0	1
Mexico Government International Bond	JPM	1.000%	06/20/2016	1.151%	19,000	(105)	(9)	(96)

Mexico Government International Bond	MYC	1.000%	03/20/2016	1.110%		27,000	(99)	(89)	(10)
Mexico Government International Bond	MYC	1.000%	06/20/2017	1.328%		10,000	(153)	(42)	(111)
Mexico Government International Bond	UAG	1.000%	06/20/2017	1.328%		500	(8)	(2)	(6)
Morgan Stanley	BPS	1.000%	03/20/2013	2.401%		12,200	(119)	(224)	105
Pacific Gas & Electric Co.	BRC	3.650%	03/20/2014	0.604%		800	43	0	43
Pacific Gas & Electric Co.	DUB	1.000%	06/20/2021	1.642%		2,000	(100)	(88)	(12)
Petrobras International Finance Co.	DUB	1.000%	09/20/2012	0.763%		11,000	10	(136)	146
Petrobras International Finance Co.	HUS	1.000%	03/20/2013	0.763%		7,000	14	(2)	16
Petrobras International Finance Co.	HUS	1.000%	12/20/2013	1.093%		8,800	(9)	(27)	18
Petrobras International Finance Co.	MYC	1.000%	09/20/2012	0.763%		1,200	1	(8)	9
Petrobras International Finance Co.	MYC	1.000%	12/20/2012	0.763%		5,000	7	(28)	35
Petrobras International Finance Co.	MYC	1.000%	09/20/2015	1.472%		1,900	(28)	(61)	33
Potash Corp. of Saskatchewan, Inc.	BOA	1.000%	12/20/2015	0.700%		1,600	17	(4)	21
Potash Corp. of Saskatchewan, Inc.	CBK	1.000%	12/20/2015	0.700%		5,000	53	(37)	90
Potash Corp. of Saskatchewan, Inc.	DUB	1.000%	12/20/2015	0.700%		3,100	33	(11)	44
Potash Corp. of Saskatchewan, Inc.	FBF	1.000%	12/20/2015	0.700%		2,500	27	(18)	45
Prudential Financial, Inc.	FBF	1.000%	09/20/2017	2.350%		20,000	(1,260)	(1,267)	7
Republic of Korea	BOA	1.000%	06/20/2016	0.940%		5,700	15	11	4
Republic of Korea	BPS	1.000%	06/20/2017	1.174%		900	(8)	(7)	(1)
Republic of Korea	BRC	1.000%	09/20/2015	0.760%		3,000	24	(19)	43
Republic of Korea	BRC	1.000%	06/20/2016	0.940%		10,500	28	25	3
Republic of Korea	CBK	1.000%	06/20/2017	1.174%		10,000	(80)	(74)	(6)
Republic of Korea	DUB	1.000%	12/20/2012	0.310%		7,500	27	(39)	66
Republic of Korea	DUB	0.920%	12/20/2014	0.627%		2,200	17	0	17
Republic of Korea	DUB	1.000%	06/20/2015	0.723%		7,500	64	79	(15)
Republic of Korea	DUB	1.000%	06/20/2016	0.940%		8,800	23	19	4
Republic of Korea	FBF	0.930%	12/20/2014	0.627%		1,000	8	0	8
Republic of Korea	FBF	1.000%	12/20/2015	0.829%		5,000	31	59	(28)
Republic of Korea	JPM	1.000%	12/20/2012	0.310%		4,600	16	(29)	45
Republic of Korea	JPM	0.930%	12/20/2014	0.627%		800	6	0	6
Republic of Korea	JPM	1.000%	09/20/2015	0.760%		1,600	13	(6)	19
Republic of Korea	JPM	1.000%	12/20/2015	0.829%		13,900	86	(10)	96
Republic of Korea	JPM	1.000%	06/20/2017	1.174%		15,000	(120)	(109)	(11)
Republic of Korea	UAG	1.000%	09/20/2015	0.760%		9,400	76	(31)	107
Republic of Korea	UAG	1.000%	12/20/2015	0.829%		6,800	42	64	(22)
Rio Tinto Finance USA Ltd.	BRC	1.000%	09/20/2015	0.979%		1,900	2	(4)	6
Rogers Communications, Inc.	DUB	1.000%	06/20/2016	0.554%		2,600	47	19	28
Rogers Communications, Inc.	FBF	1.000%	06/20/2016	0.554%		3,000	53	20	33
Rogers Communications, Inc.	JPM	1.000%	06/20/2016	0.554%		3,700	66	25	41
Russia Government International Bond	BRC	1.000%	12/20/2012	0.642%		1,700	3	(24)	27
Russia Government International Bond	CBK	1.000%	12/20/2012	0.642%		1,500	3	(21)	24
Russia Government International Bond	CBK	1.000%	06/20/2015	1.758%		9,500	(207)	(136)	(71)
Russia Government International Bond	CBK	1.000%	03/20/2016	1.966%		21,900	(751)	(236)	(515)
Russia Government International Bond	DUB	1.000%	03/20/2013	0.642%		4,000	12	5	7
Russia Government International Bond	FBF	1.000%	12/20/2012	0.642%		1,000	2	(10)	12
Russia Government International Bond	HUS	1.000%	12/20/2012	0.642%		1,000	2	(10)	12
Russia Government International Bond	HUS	1.000%	03/20/2016	1.966%		14,600	(501)	(199)	(302)
Russia Government International Bond	MYC	1.000%	12/20/2012	0.642%		1,000	2	(10)	12
Russia Government International Bond	MYC	1.000%	12/20/2014	1.613%		1,500	(22)	(56)	34
Russia Government International Bond	MYC	1.000%	06/20/2016	2.028%		10,100	(392)	(136)	(256)
Russia Government International Bond	RYL	1.000%	03/20/2016	1.966%		22,000	(754)	(227)	(527)
Russia Government International Bond	UAG	1.000%	06/20/2015	1.758%		10,000	(217)	(152)	(65)
Russia Government International Bond	UAG	1.000%	06/20/2016	2.028%		9,000	(350)	(117)	(233)
RZD Capital Ltd.	MYC	1.000%	03/20/2016	2.869%		300	(20)	(16)	(4)
RZD Capital Ltd.	RYL	1.000%	03/20/2016	2.869%		400	(26)	(21)	(5)
Shell International Finance BV	BOA	1.000%	03/20/2017	0.844%		100	1	1	0
Shell International Finance BV	BRC	1.000%	09/20/2015	0.674%		32,700	351	377	(26)
Shell International Finance BV	DUB	1.000%	09/20/2015	0.674%		13,700	147	157	(10)
Shell International Finance BV	FBF	1.000%	12/20/2015	0.707%		2,400	25	41	(16)
Shell International Finance BV	FBF	1.000%	09/20/2016	0.784%		300	3	6	(3)
Shell International Finance BV	JPM	1.000%	03/20/2016	0.736%		14,000	140	269	(129)
SLM Corp.	BOA	5.000%	03/20/2016	3.847%		1,100	45	(10)	55
SLM Corp.	GST	5.000%	12/20/2016	4.209%		2,200	72	(86)	158
Teck Resources Ltd.	BRC	1.000%	12/20/2015	1.402%		3,600	(48)	(54)	6
Teck Resources Ltd.	CBK	1.000%	09/20/2016	1.678%		1,500	(40)	(32)	(8)
Telefonica Emisiones S.A.U.	DUB	1.000%	12/20/2015	4.835%		4,400	(516)	(102)	(414)
Tesco PLC	HUS	1.000%	03/20/2016	0.977%		4,100	5	52	(47)
Total Capital S.A.	JPM	1.000%	09/20/2015	0.648%		4,800	56	67	(11)
Total Capital S.A.	MYC	1.000%	09/20/2015	0.648%		7,500	86	111	(25)
Toyota Motor Corp.	BOA	1.000%	03/20/2015	0.335%		5,500	101	13	88
Toyota Motor Corp.	BRC	1.000%	03/20/2015	0.335%		2,000	37	10	27
Toyota Motor Credit Corp.	CBK	1.000%	06/20/2016	1.131%		2,000	(10)	(5)	(5)
Toyota Motor Credit Corp.	FBF	1.000%	06/20/2016	1.131%		7,900	(37)	(33)	(4)
Toyota Motor Credit Corp.	HUS	1.000%	06/20/2016	1.131%		11,000	(52)	(65)	13
Transocean, Inc.	FBF	5.000%	09/20/2012	0.584%		1,400	17	(17)	34
U.S. Treasury Notes	BPS	0.250%	09/20/2012	0.193%	EUR	7,600	2	(66)	68
U.S. Treasury Notes	DUB	0.250%	09/20/2012	0.193%		15,200	4	(126)	130
U.S. Treasury Notes	UAG	0.250%	09/20/2012	0.193%		13,500	4	(131)	135
United Kingdom Gilt	BPS	1.000%	09/20/2015	0.318%		$800	17	12	5
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%		3,000	63	33	30
United Kingdom Gilt	JPM	1.000%	03/20/2015	0.281%		6,700	133	99	34
United Kingdom Gilt	MYC	1.000%	06/20/2016	0.463%		2,600	56	45	11
United Kingdom Gilt	UAG	1.000%	06/20/2016	0.463%		8,300	179	144	35
Wells Fargo & Co.	BOA	1.000%	12/20/2016	0.894%		400	2	(18)	20
Xstrata Finance Canada Ltd.	BRC	1.000%	03/20/2016	2.050%	EUR	3,600	(167)	(90)	(77)
Xstrata Finance Canada Ltd.	MYC	1.000%	03/20/2016	2.050%		5,500	(255)	(134)	(121)

							$(23,686)	$(19,397)	$(4,289)

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX.IG-17 5-Year Index	BOA	1.000%	12/20/2016	$60	$0	$0	$0
CDX.IG-17 5-Year Index	BPS	1.000%	12/20/2016	53,100	(67)	229	(296)
CDX.IG-17 5-Year Index	BRC	1.000%	12/20/2016	7,100	(9)	14	(23)
CDX.IG-17 5-Year Index	FBF	1.000%	12/20/2016	28,600	(36)	111	(147)
CDX.IG-18 5-Year Index	GST	1.000%	06/20/2017	11,200	(63)	(100)	37
CDX.IG-18 5-Year Index	MYC	1.000%	06/20/2017	120,000	(680)	(853)	173
CDX.IG-18 5-Year Index	UAG	1.000%	06/20/2017	72,870	(413)	18	(431)
CDX.IG-18 10-Year Index	BOA	1.000%	06/20/2022	8,500	(297)	(342)	45

					$(1,565)	$(923)	$(642)

(2)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate, sovereign or U.S. Treasury obligation issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(6)	The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount		Market Value	Premiums Paid/(Received)	Unrealized Appreciation
Pay	1-Year BRL-CDI	10.380%	01/02/2014	UAG	BRL	80,000	$1,322	$320	$1,002
Pay	1-Year BRL-CDI	10.530%	01/02/2014	HUS		13,600	231	(41)	272
Pay	1-Year BRL-CDI	10.770%	01/02/2014	UAG		160,000	3,080	57	3,023
Pay	1-Year BRL-CDI	10.780%	01/02/2014	BPS		400,000	7,761	0	7,761
Pay	1-Year BRL-CDI	10.830%	01/02/2014	BRC		291,100	5,767	82	5,685
Pay	1-Year BRL-CDI	10.870%	01/02/2014	JPM		108,400	2,187	67	2,120
Pay	1-Year BRL-CDI	10.990%	01/02/2014	HUS		251,500	5,299	337	4,962
Pay	1-Year BRL-CDI	11.630%	01/02/2014	DUB		10,000	265	0	265
Pay	1-Year BRL-CDI	12.510%	01/02/2014	BRC		355,000	12,329	324	12,005
Pay	1-Year BRL-CDI	12.540%	01/02/2014	JPM		135,000	4,670	213	4,457
Pay	1-Year BRL-CDI	12.540%	01/02/2014	MYC		550,000	19,029	736	18,293
Pay	1-Year BRL-CDI	12.550%	01/02/2014	BPS		130,000	4,510	513	3,997
Pay	1-Year BRL-CDI	12.555%	01/02/2014	HUS		123,000	4,325	480	3,845
Pay	1-Year BRL-CDI	9.930%	01/02/2015	GLM		78,900	1,201	33	1,168
Pay	1-Year BRL-CDI	9.930%	01/02/2015	UAG		4,000	60	13	47
Pay	6-Month AUD-BBR-BBSW	4.750%	06/15/2022	JPM	AUD	42,500	2,847	(263)	3,110
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	BRC		12,600	1,117	209	908
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	CBK		19,500	1,729	99	1,630
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	DUB		32,200	2,855	391	2,464
Pay	6-Month AUD-BBR-BBSW	5.000%	06/15/2022	JPM		29,200	2,589	93	2,496
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	BRC	MXN	1,264,200	1,783	116	1,667
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	CBK		165,000	233	191	42
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	GLM		272,500	384	(24)	408
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	HUS		2,173,000	3,066	20	3,046
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	JPM		114,100	161	(7)	168
Pay	28-Day MXN-TIIE	5.600%	09/06/2016	UAG		240,200	339	113	226
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	BRC		291,000	1,406	315	1,091
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	HUS		229,000	1,108	208	900
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	JPM		62,000	300	38	262
Pay	28-Day MXN-TIIE	6.650%	06/02/2021	MYC		336,000	1,623	267	1,356
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	HUS		1,048,900	9,883	2,219	7,664
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	JPM		8,500	80	15	65
Pay	28-Day MXN-TIIE	7.500%	06/02/2021	MYC		204,600	1,927	569	1,358
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	BRC		812,200	4,308	329	3,979
Pay	28-Day MXN-TIIE	6.750%	08/31/2021	HUS		288,000	1,528	399	1,129
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	BRC		420,400	1,924	625	1,299
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	HUS		244,300	1,118	275	843
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	MYC		445,300	2,038	598	1,440
Pay	28-Day MXN-TIIE	6.750%	09/02/2022	UAG		178,000	815	277	538

							$117,197	$10,206	$106,991

(k)	Purchased options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Cost	Market Value
Put - OTC 30-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	3.875%	04/14/2014		$134,100	$6,853	$3,755
Put - OTC 30-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012	EUR	10,600	630	17
Put - OTC 30-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Receive	3.500%	11/05/2012		23,600	1,305	38

								$8,788	$3,810

Straddle Options

Description	Counterparty	Exercise Level (7)	Expiration Date	Notional Amount	Cost (7)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	BOA	0.000%	09/19/2012	$11,500	$1,013	$936
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	15,300	1,296	1,192
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	09/19/2012	2,800	244	228
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	GLM	0.000%	12/10/2012	10,300	876	802
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	29,000	2,538	2,361
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	09/19/2012	11,100	982	903
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	MYC	0.000%	12/10/2012	22,000	1,850	1,713
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	23,700	2,004	1,846

					$10,803	$9,981

(7)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(l)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount		Premium	Market Value
Call - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Receive	0.800%	07/11/2013		$335,700	$1,188	$(991)
Put - OTC 1-Year Interest Rate Swap	JPM	3-Month USD-LIBOR	Pay	0.800%	07/11/2013		335,700	1,188	(322)
Call - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	0.600%	08/13/2012		289,600	604	(298)
Put - OTC 1-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	0.600%	08/13/2012		289,600	605	(40)
Call - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012		671,300	923	(23)
Put - OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012		671,300	923	(764)
Call - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Receive	0.625%	06/17/2013		3,810,700	2,687	(1,783)
Put - OTC 3-Month Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	0.625%	06/17/2013		3,810,700	2,687	(1,008)
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		87,800	1,036	(2,485)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		87,800	1,651	(301)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		439,900	5,208	(12,451)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		439,900	8,305	(1,509)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	2.850%	04/14/2014		563,200	6,852	(3,185)
Call - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Receive	1.700%	03/18/2013		51,400	725	(1,455)
Put - OTC 5-Year Interest Rate Swap	MYC	3-Month USD-LIBOR	Pay	1.700%	03/18/2013		51,400	853	(176)
Put - OTC 5-Year Interest Rate Swap	RYL	3-Month USD-LIBOR	Pay	1.700%	08/13/2012		175,000	2,498	(2)
Put - OTC 5-Year Interest Rate Swap	BRC	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012	EUR	47,200	707	(5)
Put - OTC 5-Year Interest Rate Swap	DUB	6-Month EUR-EURIBOR	Pay	2.800%	11/05/2012		98,300	1,362	(9)

								$40,002	$(26,807)

Credit Default Swaptions on Credit Indices

Description	Counterparty	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC CDX.IG-18 5-Year Index	CBK	Buy	1.000%	09/19/2012	$125,000	$250	$(208)
Put - OTC CDX.IG-18 5-Year Index	CBK	Sell	1.500%	09/19/2012	125,000	662	(229)
Call - OTC CDX.IG-18 5-Year Index	FBF	Buy	1.100%	12/19/2012	150,000	529	(684)
Put - OTC CDX.IG-18 5-Year Index	FBF	Sell	1.400%	12/19/2012	150,000	1,160	(909)
Call - OTC CDX.IG-18 5-Year Index	MYC	Buy	1.000%	09/19/2012	200,000	1,120	(485)
Put - OTC CDX.IG-18 5-Year Index	MYC	Sell	1.050%	09/19/2012	200,000	1,620	(1,694)

						$5,341	$(4,209)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	03/12/2020	$21,500	$178	$(31)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%)[10] - Inflation Adjustment) or 0	09/29/2020	19,600	253	(33)

						$431	$(64)

(m)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
SLM Corp.	4.280%	01/26/2015	08/03/2010	$1,697	$1,924	0.02%

(n)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	54,309		$52,854	FBF	$0	$(2,648)	$(2,648)
07/2012		3,683		3,634	RYL	0	(130)	(130)
07/2012	EUR	8,394		10,974	BOA	350	0	350
07/2012		32,140		40,942	BPS	269	0	269
07/2012		5,794		7,549	CBK	216	0	216
07/2012		5,411		7,140	DUB	292	0	292
07/2012		34,371		43,753	JPM	311	(55)	256
07/2012		1,938		2,524	RBC	71	0	71
07/2012	GBP	574		900	BRC	1	0	1
07/2012		11,857		18,712	GSC	142	0	142
07/2012		11,858		18,697	HUS	125	0	125
07/2012		572		894	RYL	0	(2)	(2)
07/2012		$420	AUD	413	JPM	2	0	2
07/2012		83,856	EUR	67,186	BPS	1,168	0	1,168
07/2012		10,217		8,090	BRC	62	(40)	22
07/2012		3,681		2,953	DUB	56	0	56
07/2012		731		574	HUS	0	(4)	(4)
07/2012		4,557		3,600	JPM	9	(10)	(1)
07/2012		1,339		1,063	MSC	7	0	7
07/2012		1,187		932	RBC	0	(8)	(8)
07/2012		1,261		995	RYL	3	(5)	(2)
07/2012		172	GBP	112	BRC	3	0	3
07/2012		174		112	JPM	1	0	1
07/2012		38,446		24,637	UAG	139	0	139
08/2012	BRL	189,272		$96,737	HUS	3,106	0	3,106
08/2012		18,757		9,444	MSC	165	0	165
08/2012	EUR	64,282		80,245	BPS	0	(1,123)	(1,123)
08/2012	GBP	24,637		38,443	UAG	0	(140)	(140)
08/2012	HKD	11,134		1,435	UAG	0	(1)	(1)
08/2012	MXN	12,783		898	BRC	0	(56)	(56)
08/2012		20,214		1,533	JPM	33	(8)	25
08/2012		$67	BRL	139	HUS	2	0	2
08/2012		11,913		24,712	MSC	312	0	312
08/2012		9,406		19,216	UAG	109	(8)	101
08/2012		528	MXN	7,253	UAG	14	0	14

						$6,968	$(4,238)	$2,730

(o)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$3,128	$0	$3,128
Corporate Bonds & Notes
Banking & Finance	7,000	2,713,164	0	2,720,164
Industrials	0	4,271,913	158,298	4,430,211
Utilities	0	1,439,905	0	1,439,905
Convertible Bonds & Notes
Industrials	0	1,200	0	1,200
Municipal Bonds & Notes
Arizona	0	3,515	0	3,515
California	0	493,112	0	493,112
Colorado	0	115	0	115
District of Columbia	0	4,749	0	4,749
Florida	0	8,478	0	8,478
Georgia	0	10,541	0	10,541
Illinois	0	12,978	0	12,978
Indiana	0	6,162	0	6,162
Iowa	0	4,872	0	4,872
Louisiana	0	111	0	111
Massachusetts	0	12,091	0	12,091
Mississippi	0	4,245	0	4,245
New Jersey	0	55,440	0	55,440
New York	0	218,385	0	218,385
North Carolina	0	3,461	0	3,461
Ohio	0	124,044	0	124,044
Pennsylvania	0	27,584	0	27,584
Tennessee	0	15,548	0	15,548
Texas	0	126,021	0	126,021
Washington	0	12,741	0	12,741
Wisconsin	0	3,921	0	3,921
U.S. Government Agencies	0	3,046	0	3,046
U.S. Treasury Obligations	0	2,001,227	0	2,001,227
Mortgage-Backed Securities	0	27,987	0	27,987
Sovereign Issues	0	227,072	0	227,072
Convertible Preferred Securities
Banking & Finance	225	0	0	225
Short-Term Instruments
Certificates of Deposit	0	3,464	0	3,464
Repurchase Agreements	0	18,053	0	18,053
U.S. Treasury Bills	0	3,521	0	3,521
PIMCO Short-Term Floating NAV Portfolio	187,216	0	0	187,216
Purchased Options
Interest Rate Contracts	0	3,810	9,981	13,791
	$194,441	$11,865,604	$168,279	$12,228,324

Financial Derivative Instruments (2) - Assets
Credit Contracts	40	7,879	0	7,919
Foreign Exchange Contracts	0	6,968	0	6,968
Interest Rate Contracts	9,165	109,020	0	118,185
	$9,205	$123,867	$0	$133,072

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(29,233)	0	(29,233)
Foreign Exchange Contracts	0	(4,238)	0	(4,238)
Interest Rate Contracts	0	(33,011)	(64)	(33,075)

	$0	$(66,482)	$(64)	$(66,546)

Totals	$203,646	$11,922,989	$168,215	$12,294,850

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes Industrials	$161,096	$1,005	$(3,229)	$(187)	$25	$(412)	$0	$0	$158,298	$(243)
Purchased Options
Interest Rate Contracts	10,209	10,803	(10,057)	0	(984)	10	0	0	9,981	(822)

	$171,305	$11,808	$(13,286)	$(187)	$(959)	$(402)	$0	$0	$168,279	$(1,065)
Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	$(69)	$0	$0	$0	$0	$5	$0	$0	$(64)	$4

Totals	$171,236	$11,808	$(13,286)	$(187)	$(959)	$(397)	$0	$0	$168,215	$(1,061)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$158,298	Third Party Vendor	Broker Quote	96.25 - 114.50
Purchased Options
Interest Rate Contracts	9,981	Indicative Market Quotations	Broker Quote	7.79 - 8.14
Financial Derivative Instruments (2) – Liabilities
Interest Rate Contracts	(64)	Indicative Market Quotations	Broker Quote	0.15 - 0.17

Total	$168,215

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Low Duration Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 6.7%
BANKING & FINANCE 5.2%
American International Group, Inc.
4.250% due 05/15/2013	$300	$306
Citigroup, Inc.
1.317% due 02/15/2013	2,300	2,300
5.500% due 04/11/2013	1,400	1,440
Goldman Sachs Group, Inc.
1.466% due 02/07/2014	1,000	989
JPMorgan Chase & Co.
1.218% due 05/02/2014	1,300	1,300
3.150% due 07/05/2016	500	515
Morgan Stanley
2.967% due 05/14/2013	2,400	2,397
5.375% due 10/15/2015	1,400	1,432
Qatari Diar Finance QSC
3.500% due 07/21/2015	100	105
5.000% due 07/21/2020	2,300	2,588

		13,372

INDUSTRIALS 0.9%
Caterpillar, Inc.
0.637% due 05/21/2013	800	803
EOG Resources, Inc.
1.216% due 02/03/2014	700	706
Hewlett-Packard Co.
0.747% due 05/24/2013	900	898

		2,407

UTILITIES 0.6%
Qtel International Finance Ltd.
4.750% due 02/16/2021	1,300	1,388

Total Corporate Bonds & Notes (Cost $17,022)		17,167

U.S. GOVERNMENT AGENCIES 0.3%
Freddie Mac
1.315% due 10/25/2044	807	810

Total U.S. Government Agencies (Cost $804)		810

U.S. TREASURY OBLIGATIONS 39.6%
U.S. Treasury Inflation Protected Securities (a)
0.625% due 07/15/2021	1,429	1,595
2.375% due 01/15/2027	3,309	4,451
U.S. Treasury Notes
0.250% due 11/30/2013	22,100	22,090
0.875% due 01/31/2017	46,600	47,030
1.750% due 05/15/2022	26,400	26,643

Total U.S. Treasury Obligations (Cost $102,145)		101,809

ASSET-BACKED SECURITIES 5.1%
Chase Issuance Trust
1.968% due 09/15/2015	2,700	2,750
Nelnet Student Loan Trust
1.166% due 07/25/2018	918	921
SLM Student Loan Trust
0.466% due 07/25/2017	580	578
0.668% due 03/15/2019	2,573	2,567
0.945% due 01/25/2029	1,911	1,931
1.566% due 10/25/2016	1,087	1,097
1.966% due 04/25/2023	2,504	2,589

South Carolina Student Loan Corp.
1.217% due 03/02/2020	800	798

Total Asset-Backed Securities (Cost $13,216)		13,231

SOVEREIGN ISSUES 1.0%
Qatar Government International Bond
4.000% due 01/20/2015	2,400	2,534

Total Sovereign Issues (Cost $2,525)		2,534

SHORT-TERM INSTRUMENTS 47.1%
REPURCHASE AGREEMENTS 22.1%
Banc of America Securities LLC
0.200% due 07/02/2012	25,700	25,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 02/15/2022 valued at $26,437. Repurchase proceeds are $25,700.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	19,500	19,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% due 06/30/2013 valued at $19,920. Repurchase proceeds are $19,500.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	11,200	11,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 0.375% due 04/30/2014 - 03/15/2015 valued at $11,447. Repurchase proceeds are $11,200.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	574	574
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $587. Repurchase proceeds are $574.)

		56,974

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 25.0%
PIMCO Short-Term Floating NAV Portfolio	6,428,274	64,411

Total Short-Term Instruments (Cost $121,392)		121,385

Total Investments 99.8% (Cost $257,104)		$256,936
Other Assets and Liabilities (Net) 0.2%		470

Net Assets 100.0%		$257,406

Notes to Schedule of Investments (amounts in thousands):

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$13,372	$0	$13,372
Industrials	0	2,407	0	2,407
Utilities	0	1,388	0	1,388
U.S. Government Agencies	0	810	0	810
U.S. Treasury Obligations	0	101,809	0	101,809
Asset-Backed Securities	0	13,231	0	13,231
Sovereign Issues	0	2,534	0	2,534
Short-Term Instruments
Repurchase Agreements	0	56,974	0	56,974
PIMCO Short-Term Floating NAV Portfolio	64,411	0	0	64,411

	$64,411	$192,525	$0	$256,936

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Mortgage Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
CVS Pass-Through Trust
6.036% due 12/10/2028	$1,714	$1,938

Total Corporate Bonds & Notes (Cost $1,713)		1,938

MUNICIPAL BONDS & NOTES 0.0%
TEXAS 0.0%
Ennis Economic Development Corp., Texas Revenue Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2034	7,990	1,026

Total Municipal Bonds & Notes (Cost $1,433)		1,026

U.S. GOVERNMENT AGENCIES 121.9%
Fannie Mae
0.000% due 08/25/2022 (b)	9	8
0.305% due 07/25/2037	3,622	3,483
0.309% due 12/25/2036	1,335	1,277
0.391% due 04/25/2035	1,477	1,352
0.395% due 10/25/2035	4,678	4,581
0.445% due 03/25/2035 - 10/27/2037	47,718	47,463
0.465% due 07/25/2032 - 09/26/2033	391	384
0.495% due 02/25/2037 - 05/25/2037	5,761	5,765
0.505% due 06/25/2032	4	5
0.525% due 10/25/2033	1	1
0.545% due 12/25/2028	35	35
0.605% due 02/25/2033	42	40
0.643% due 04/18/2028	79	80
0.645% due 06/25/2029 - 06/25/2032	974	972
0.655% due 04/25/2036	1,203	1,207
0.690% due 02/25/2037	5,147	5,161
0.693% due 10/18/2030	70	70
0.695% due 04/25/2034	4,987	5,008
0.715% due 12/25/2040	33,420	33,526
0.725% due 12/25/2040	93,704	93,955
0.745% due 03/25/2017 - 01/25/2041	245,518	246,340
0.750% due 09/18/2027	168	169
0.800% due 06/25/2018	2	2
0.825% due 08/25/2037 - 06/25/2041	27,110	27,254
0.845% due 05/25/2036	1,357	1,356
0.895% due 09/25/2023	81	82
1.145% due 04/25/2032 - 04/25/2037	21,267	21,531
1.347% due 10/01/2044	470	482
1.350% due 05/25/2023	42	43
1.353% due 08/01/2042 - 10/01/2044	4,638	4,684
1.433% due 03/01/2035	557	570
1.550% due 11/25/2021	24	24
1.553% due 10/01/2030 - 12/01/2040	687	705
1.645% due 07/01/2030	25	26
1.992% due 06/01/2023	25	25
2.030% due 11/01/2035	888	923
2.077% due 02/01/2035	860	907
2.088% due 04/01/2022	54	56
2.125% due 06/01/2017	32	32
2.129% due 03/01/2035	173	181
2.139% due 01/01/2030	36	37
2.164% due 09/01/2035	2,035	2,129
2.200% due 11/01/2026	100	105
2.223% due 02/01/2026 - 11/01/2035	50	52
2.230% due 10/01/2028 - 04/01/2030	66	70
2.258% due 11/01/2025	52	55
2.265% due 05/01/2029	16	16
2.270% due 09/01/2028	2	3
2.277% due 07/01/2032	70	70
2.278% due 08/01/2029	62	64
2.282% due 05/01/2030	62	65
2.285% due 09/01/2035	788	835
2.290% due 03/01/2025	18	18
2.295% due 06/01/2019	5	5
2.299% due 04/01/2030 - 12/01/2031	30	30
2.301% due 03/01/2024	29	30
2.310% due 02/01/2027	79	83
2.314% due 11/01/2025	125	134
2.316% due 06/01/2035	82	87
2.330% due 04/01/2030	50	50

2.357% due 05/01/2027	98	104
2.358% due 09/01/2031 - 07/01/2035	254	272
2.375% due 06/01/2026	8	8
2.388% due 05/01/2026	23	25
2.391% due 06/01/2032 - 06/01/2035	5,702	6,060
2.395% due 09/01/2030 - 04/01/2032	29	29
2.400% due 03/01/2030 - 05/01/2030	333	342
2.402% due 09/01/2030	22	23
2.410% due 07/01/2017 - 11/01/2017	5	4
2.413% due 10/01/2016 - 10/01/2031	96	98
2.415% due 07/01/2034	336	358
2.426% due 07/01/2024	3	3
2.437% due 08/01/2035	317	338
2.450% due 03/01/2017	1	1
2.455% due 11/01/2031 - 07/01/2035	487	519
2.456% due 10/01/2023	20	21
2.457% due 10/01/2035	287	306
2.494% due 05/01/2035	258	271
2.498% due 11/01/2017	9	10
2.500% due 07/01/2017 - 04/01/2033	110,959	114,199
2.504% due 01/01/2035	438	466
2.511% due 02/01/2021	54	54
2.550% due 07/01/2027	22	23
2.556% due 05/25/2035	551	576
2.560% due 09/01/2034	429	458
2.563% due 02/01/2034	261	278
2.565% due 04/01/2019	34	35
2.575% due 05/01/2036	193	203
2.580% due 03/01/2018	5	5
2.610% due 12/01/2029	4	4
2.612% due 12/01/2035	98	104
2.625% due 12/01/2023	31	33
2.640% due 09/01/2017	167	173
2.657% due 12/01/2027	28	30
2.691% due 08/01/2024	2	2
2.718% due 02/01/2032	727	774
2.735% due 03/01/2035	404	432
2.750% due 08/01/2023	12	13
2.785% due 02/01/2035	191	204
2.804% due 06/01/2030	99	105
2.878% due 02/01/2015	18	19
3.000% due 07/01/2027	79,000	82,802
3.008% due 02/01/2017	122	127
3.027% due 04/01/2035	146	157
3.095% due 02/01/2024	104	109
3.100% due 11/01/2017 - 12/01/2017	93	97
3.145% due 06/01/2029	24	24
3.233% due 08/01/2029	38	39
3.250% due 06/01/2017	4	4
3.296% due 05/01/2036	2,192	2,260
3.445% due 09/01/2027	3	3
3.500% due 06/01/2014 - 07/01/2042	290,867	306,712
3.575% due 08/01/2026	21	22
3.593% due 05/01/2036	22	23
3.703% due 06/01/2029	11	11
3.730% due 10/01/2016	21	21
3.838% due 05/01/2036	16	17
3.949% due 05/01/2036	45	48
4.000% due 05/01/2013 - 08/01/2042	1,066,461	1,136,620
4.123% due 02/01/2026	41	43
4.140% due 01/01/2026	9	9
4.305% due 04/01/2020	82	83
4.316% due 11/01/2028	474	510
4.330% due 11/01/2028	253	272
4.352% due 08/01/2028	169	182
4.409% due 02/01/2028	209	224
4.500% due 05/01/2014 - 08/01/2042	695,577	748,472
4.515% due 01/01/2028	9	10
4.542% due 02/01/2031	173	175
4.636% due 09/01/2034	92	100
4.642% due 02/01/2031	388	402
4.695% due 02/01/2025	38	39
4.772% due 11/01/2035	2,454	2,627
4.838% due 09/01/2035	108	116
4.875% due 05/01/2019	10	10
4.955% due 01/01/2029	20	21
4.977% due 07/01/2024	5	6
4.997% due 01/01/2024	5	5
5.000% due 12/01/2017 - 08/01/2042	380,413	413,209
5.019% due 05/01/2035	767	824
5.059% due 12/01/2030	403	421
5.169% due 10/01/2035	188	198
5.250% due 02/01/2030	326	351
5.365% due 11/01/2035	313	338
5.491% due 02/01/2031	143	154
5.500% due 11/01/2017 - 07/01/2042	448,610	491,705

5.558% due 09/01/2020	13	14
5.596% due 02/01/2036	290	315
5.700% due 08/01/2018	300	323
5.750% due 11/01/2024	1	1
6.000% due 03/25/2017 - 10/01/2040	378,108	418,442
6.250% due 12/25/2013	146	151
6.290% due 02/25/2029	1,500	1,685
6.300% due 06/25/2031 - 10/17/2038	5,744	7,087
6.410% due 08/01/2016	851	886
6.500% due 07/01/2013 - 05/01/2040	87,854	99,496
6.589% due 10/25/2031	20	23
6.703% due 08/01/2028	1,254	1,446
6.850% due 12/18/2027	882	1,022
6.875% due 02/01/2018	53	54
7.000% due 01/01/2013 - 06/01/2037	1,824	2,106
7.004% due 01/01/2030	229	247
7.491% due 08/01/2014	3	3
7.500% due 12/01/2012 - 07/25/2041	2,127	2,491
7.730% due 01/01/2025	846	946
7.800% due 10/25/2022 - 06/25/2026	92	106
8.000% due 06/01/2015 - 05/01/2032	79	96
8.200% due 04/25/2025	16	18
8.500% due 11/01/2017	63	70
8.747% due 06/25/2032	102	103
8.750% due 11/25/2019 - 06/25/2021	111	129
9.000% due 03/25/2021 - 11/01/2025	72	84
9.000% due 05/25/2022 - 06/25/2022 (a)	31	7
9.500% due 11/25/2020 - 04/01/2025	250	285
510.000% due 09/25/2019 (a)	0	1
839.670% due 08/25/2020 (a)	0	1
Farmer Mac
6.770% due 01/25/2013	1,205	1,204
8.343% due 04/25/2030	408	404
FDIC Structured Sale Guaranteed Notes
0.745% due 11/29/2037	4,848	4,824
Federal Housing Administration
1.000% due 12/01/2018	649	649
6.875% due 12/01/2016	130	127
6.896% due 07/01/2020	192	188
7.430% due 12/01/2018 ^	76	75
7.430% due 02/01/2020 - 05/01/2024	3,142	3,100
7.450% due 05/01/2021	820	809
Freddie Mac
0.392% due 07/15/2019 - 10/15/2020	1,821	1,821
0.442% due 03/15/2031	237	237
0.472% due 02/15/2019	3,082	3,087
0.485% due 07/25/2031	40	41
0.492% due 07/15/2034	66	66
0.495% due 05/25/2031	262	257
0.525% due 09/25/2031	279	257
0.542% due 05/15/2036	163	163
0.592% due 12/15/2029 - 12/15/2030	660	660
0.642% due 06/15/2018	1,497	1,500
0.692% due 08/15/2029 - 08/15/2032	20,758	20,813
0.700% due 03/15/2024 - 09/15/2026	424	426
0.712% due 11/15/2040	38,310	38,421
0.722% due 10/15/2040	80,623	80,837
0.742% due 02/15/2028 - 11/15/2040	157,124	157,703
0.750% due 05/15/2023	1	1
0.782% due 10/15/2037	26,399	26,567
0.792% due 03/15/2032 - 07/15/2041	3,242	3,256
0.822% due 07/15/2037	4,171	4,194
0.842% due 08/15/2035	5,712	5,755
1.192% due 04/15/2031	3,241	3,314
1.242% due 06/15/2031	217	222
1.442% due 07/15/2027	1,207	1,207
1.526% due 07/25/2044	17,035	17,725
1.571% due 11/25/2019 (a)	86,547	7,148
1.625% due 01/01/2017 - 10/01/2024	17	17
1.950% due 06/01/2030	2	2
2.056% due 10/01/2023	586	594
2.085% due 04/01/2025	28	29
2.160% due 03/01/2033	194	205
2.200% due 09/01/2027 - 10/01/2027	34	35
2.226% due 10/01/2018	3	3
2.250% due 10/01/2024	113	118
2.252% due 06/01/2022	34	34
2.261% due 11/01/2027	153	163
2.262% due 01/01/2028	62	66
2.297% due 08/01/2029	34	35
2.319% due 12/01/2035	2,116	2,253
2.325% due 09/01/2027	40	40
2.330% due 04/01/2029 - 04/01/2031	45	47
2.332% due 09/01/2028	28	29
2.334% due 09/01/2026	184	194
2.339% due 06/01/2024	20	21

2.340% due 06/01/2022	4	4
2.346% due 02/01/2029	202	214
2.348% due 12/01/2032	94	100
2.351% due 07/01/2024	56	57
2.356% due 08/01/2031	14	14
2.357% due 11/01/2027	5	5
2.365% due 10/01/2023	43	45
2.374% due 03/01/2032	71	76
2.375% due 08/01/2031 - 10/01/2035	537	574
2.376% due 11/01/2027	80	81
2.377% due 02/01/2031	12	12
2.388% due 08/01/2027	11	12
2.407% due 07/01/2028	314	334
2.411% due 11/01/2029	1,223	1,304
2.413% due 05/01/2017 - 09/01/2018	107	110
2.429% due 06/01/2028	71	75
2.448% due 12/01/2029	195	208
2.450% due 05/01/2019	10	10
2.454% due 07/01/2030	171	178
2.460% due 12/01/2026	15	16
2.466% due 02/01/2029	128	137
2.469% due 07/01/2029	29	31
2.474% due 10/01/2024	86	90
2.491% due 05/01/2032	32	32
2.515% due 05/01/2032	558	583
2.518% due 02/01/2027	379	405
2.520% due 04/01/2036	983	1,048
2.524% due 07/01/2027	47	51
2.572% due 10/01/2027 - 07/01/2030	50	53
2.579% due 03/01/2027	8	8
2.580% due 08/01/2030	6	6
2.639% due 02/01/2027	37	37
2.658% due 10/01/2036	500	534
2.706% due 08/01/2018	41	43
2.756% due 03/01/2035	254	256
2.765% due 11/01/2034	400	428
2.791% due 03/01/2033	74	76
2.801% due 07/01/2035	946	1,004
2.850% due 09/01/2024	23	24
2.875% due 12/01/2018	2	2
2.975% due 05/01/2032	10	10
3.084% due 07/01/2019	50	51
3.125% due 09/01/2018 - 04/01/2019	20	19
3.237% due 08/15/2032	767	801
3.500% due 12/15/2022 - 07/15/2032	79	81
3.959% due 03/01/2029	82	83
4.000% due 03/15/2023 - 08/01/2042	422,606	448,139
4.500% due 06/01/2018 - 08/01/2042	506,561	542,667
5.000% due 11/15/2017 - 08/01/2041	347,599	375,069
5.092% due 08/01/2035	540	584
5.500% due 11/01/2018 - 06/01/2041	323,308	352,579
6.000% due 03/01/2017 - 05/01/2040	68,644	75,592
6.250% due 12/15/2028	733	823
6.500% due 08/01/2016 - 10/25/2043	16,925	19,012
7.000% due 01/01/2015 - 12/01/2032	782	904
7.000% due 10/25/2023 (a)	61	12
7.400% due 02/01/2021	162	159
7.500% due 03/01/2022 - 01/15/2030	287	331
7.500% due 08/15/2029 (a)	14	3
7.645% due 05/01/2025	746	882
8.000% due 11/01/2013 - 09/01/2030	30	32
8.500% due 11/15/2018 - 08/01/2027	181	212
9.000% due 12/15/2020 - 02/15/2021	156	160
9.050% due 06/15/2019	32	36
9.500% due 12/15/2020 - 06/01/2021	190	190
9.500% due 11/01/2021 (a)	15	3
Ginnie Mae
0.443% due 05/16/2030 - 02/16/2032	441	443
0.543% due 12/16/2026 - 01/16/2031	552	556
0.594% due 06/20/2032	258	259
0.643% due 06/16/2031 - 03/16/2032	651	656
0.693% due 10/16/2030	24	24
0.743% due 02/16/2030 - 04/16/2032	480	483
0.789% due 09/20/2061	47,891	48,119
0.793% due 12/16/2025	376	379
0.843% due 02/16/2030	58	59
0.893% due 02/16/2030	50	51
1.059% due 01/20/2060	13,671	13,874
1.194% due 03/20/2031	2,258	2,302
1.244% due 02/20/2031	1,392	1,404
1.274% due 01/20/2059	1,045	1,056
1.293% due 10/20/2058	929	940
1.299% due 08/20/2058	2,407	2,435
1.625% due 08/20/2017 - 07/20/2035	29,088	30,126
1.706% due 03/16/2051 (a)	36,005	2,359
2.000% due 08/20/2021 - 08/20/2030	1,855	1,924

2.125% due 01/20/2034	6,426	6,685
2.375% due 04/20/2017 - 04/20/2033	15,804	16,425
2.500% due 09/20/2017 - 09/20/2030	143,685	149,034
3.000% due 06/20/2018 - 08/01/2027	47,625	50,385
3.500% due 03/20/2016 - 07/01/2042	278,099	297,569
4.000% due 11/20/2018 - 01/20/2042	2,506	2,750
4.500% due 09/15/2033 - 07/01/2042	468,653	515,471
5.000% due 07/15/2033 - 07/01/2042	753,121	829,783
5.500% due 05/15/2031 - 07/01/2042	133,737	148,520
6.000% due 10/15/2023 - 07/01/2042	85,852	96,611
6.250% due 03/16/2029	1,771	1,904
6.500% due 10/15/2023 - 08/01/2042	27,702	31,773
6.962% due 03/16/2041	3,072	3,231
7.000% due 09/15/2012 - 02/16/2029	697	767
7.500% due 02/15/2017 - 11/15/2031	1,218	1,367
7.750% due 10/15/2025	17	18
8.000% due 12/15/2017 - 09/20/2031	3,337	3,587
8.500% due 06/15/2027 - 03/20/2031	865	980
9.000% due 04/15/2020 - 12/15/2030	67	69
9.500% due 12/15/2021	36	40
NCUA Guaranteed Notes
0.621% due 03/06/2020	6,987	6,991
0.710% due 11/05/2020	190,761	190,820
0.800% due 12/08/2020	79,368	79,703
Small Business Administration
5.370% due 04/01/2028	8,743	10,082
5.490% due 05/01/2028	10,917	12,651
5.870% due 05/01/2026 - 07/01/2028	8,379	9,741
6.220% due 12/01/2028	1,457	1,690
7.190% due 12/01/2019	93	105
7.220% due 11/01/2020	323	365
Vendee Mortgage Trust
6.500% due 03/15/2029	1,464	1,749
6.809% due 01/15/2030	483	583

Total U.S. Government Agencies (Cost $9,046,996)		9,164,477

U.S. TREASURY OBLIGATIONS 0.3%
U.S. Treasury Notes
1.375% due 02/28/2019	21,000	21,461

Total U.S. Treasury Obligations (Cost $21,449)		21,461

MORTGAGE-BACKED SECURITIES 9.5%
Adjustable Rate Mortgage Trust
3.124% due 09/25/2035	2,042	1,663
American Home Mortgage Assets LLC
0.435% due 10/25/2046	2,550	1,188
0.535% due 08/25/2037 ^	12,224	987
American Home Mortgage Investment Trust
0.485% due 05/25/2047 ^	2,067	149
2.728% due 02/25/2045	1,936	1,707
Banc of America Funding Corp.
0.534% due 05/20/2035	1,619	805
5.753% due 10/25/2036 ^	3,443	2,396
5.837% due 01/25/2037	2,844	1,790
Banc of America Mortgage Securities, Inc.
2.678% due 06/20/2031	215	206
2.973% due 07/25/2034	12	11
3.000% due 02/25/2036	1,237	905
3.015% due 07/25/2033	200	191
3.605% due 07/20/2032	48	34
6.500% due 10/25/2031	46	49
BCAP LLC Trust
0.745% due 01/26/2036	10,074	8,630
5.500% due 11/26/2035	19,000	19,300
Bear Stearns Adjustable Rate Mortgage Trust
2.533% due 08/25/2033	1,827	1,807
2.561% due 08/25/2033	1,219	1,236
2.875% due 01/25/2034	6	5
2.897% due 02/25/2033	14	12
2.955% due 11/25/2030	7	7
3.109% due 04/25/2034	13	11
Bear Stearns Alt-A Trust
2.752% due 11/25/2036	1,328	732
2.828% due 11/25/2036	1,176	630
2.883% due 05/25/2035	957	765
3.944% due 08/25/2036 ^	6,588	1,926
4.927% due 11/25/2036	627	368
Bear Stearns Commercial Mortgage Securities
5.906% due 06/11/2040	400	429
7.000% due 05/20/2030	1,590	1,825
Bear Stearns Mortgage Securities, Inc.
3.504% due 06/25/2030	12	11
Bear Stearns Structured Products, Inc.
2.829% due 12/26/2046	2,823	1,583

Bella Vista Mortgage Trust
0.494% due 05/20/2045	785	434
CC Mortgage Funding Corp.
0.425% due 05/25/2036	502	314
0.495% due 08/25/2035	979	675
0.739% due 01/25/2035	681	287
Citigroup Commercial Mortgage Trust
6.276% due 12/10/2049	5,600	5,773
Citigroup Mortgage Loan Trust, Inc.
2.230% due 09/25/2035	1,156	1,082
2.600% due 05/25/2035	31	29
2.644% due 08/25/2035	1,838	895
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.886% due 11/15/2044	250	292
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	2,564	1,859
Commercial Mortgage Acceptance Corp.
1.400% due 07/15/2031 (a)	1,476	44
Commercial Mortgage Pass-Through Certificates
2.578% due 07/10/2046 (a)	87,719	5,959
2.637% due 07/10/2046 (a)	58,034	5,220
4.867% due 05/10/2043	14,342	14,945
5.306% due 12/10/2046	1,900	2,146
Countrywide Alternative Loan Trust
0.415% due 01/25/2037 ^	883	509
0.435% due 11/25/2046	3,928	2,172
0.444% due 07/20/2046	1,716	640
0.445% due 05/25/2036	730	388
0.454% due 03/20/2046	3,573	1,789
0.455% due 05/25/2035	2,064	1,197
0.455% due 07/25/2046	3,384	2,034
0.465% due 05/25/2035	374	218
0.475% due 08/25/2046	1,996	256
0.495% due 05/25/2035	557	191
0.495% due 09/25/2046	4,050	361
0.495% due 10/25/2046	1,921	486
0.505% due 07/25/2046	2,850	242
0.515% due 05/25/2036	2,050	305
0.524% due 09/20/2046	8,850	741
0.525% due 12/25/2035	504	333
0.585% due 10/25/2046	2,250	52
0.595% due 06/25/2037	3,314	160
0.595% due 06/25/2047	370	47
0.615% due 11/25/2035	948	139
0.665% due 12/25/2035	1,198	344
6.000% due 10/25/2032	94	99
6.250% due 11/25/2036 ^	3,155	2,462
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	2,151	1,412
0.535% due 04/25/2035	1,517	959
0.545% due 04/25/2046	3,164	519
0.555% due 03/25/2035	3,517	2,138
0.575% due 02/25/2035	1,327	931
0.585% due 02/25/2035	36	25
0.585% due 03/25/2036	1,181	356
0.595% due 02/25/2036	1,825	460
0.645% due 03/25/2035	825	118
2.125% due 07/19/2031	8	8
2.298% due 09/25/2034	749	495
2.616% due 11/19/2033	22	21
2.902% due 08/25/2034	1,208	897
3.116% due 11/19/2033	30	27
5.259% due 02/20/2036	1,388	999
5.533% due 09/25/2047 ^	2,339	1,547
Credit Suisse First Boston Mortgage Securities Corp.
0.199% due 08/15/2038 (a)	247,436	128
2.459% due 06/25/2033	56	53
4.666% due 03/15/2036	30	30
4.873% due 06/25/2032	5	5
Credit Suisse Mortgage Capital Certificates
0.472% due 10/15/2021	994	948
5.238% due 07/26/2037	10,641	10,854
5.579% due 04/25/2037	3,476	2,060
5.695% due 04/16/2049	4,600	5,093
5.781% due 04/12/2049	2,171	2,216
5.869% due 06/15/2039	3,500	3,762
DBUBS Mortgage Trust
1.591% due 07/12/2044	7,362	7,501
Deutsche Mortgage Securities, Inc.
1.489% due 06/28/2047	11,849	11,784
DLJ Mortgage Acceptance Corp.
4.622% due 11/25/2023	14	11
Extended Stay America Trust
3.330% due 01/05/2013 (a)	78,608	1,065
FFCA Secured Lending Corp.
8.180% due 09/18/2027	2,000	1,929
8.970% due 09/18/2027	4,000	1,320

First Horizon Asset Securities, Inc.
5.250% due 03/25/2035	1,014	995
First Nationwide Trust
6.750% due 08/21/2031	40	41
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	4,895	4,647
1.197% due 11/15/2031	1,166	883
3.136% due 06/25/2030	3,464	3,495
Greenpoint Mortgage Funding Trust
0.445% due 10/25/2046	3,199	799
0.445% due 12/25/2046 ^	3,023	764
0.515% due 04/25/2036 ^	2,193	303
0.565% due 09/25/2046 ^	2,635	258
0.585% due 10/25/2046	3,510	279
Greenpoint Mortgage Pass-Through Certificates
3.130% due 10/25/2033	155	138
GS Mortgage Securities Corp.
1.731% due 03/06/2020	2,810	2,782
GSR Mortgage Loan Trust
0.505% due 08/25/2046	3,793	583
2.751% due 06/25/2034	99	89
2.910% due 04/25/2036	643	514
Harborview Mortgage Loan Trust
0.373% due 04/19/2038	930	581
0.434% due 07/21/2036	2,902	1,763
0.493% due 09/19/2046 ^	1,600	216
2.549% due 11/19/2034	126	79
2.935% due 08/19/2034	4,122	3,231
3.093% due 07/19/2035	76	63
5.304% due 08/19/2036 ^	1,868	1,329
Homebanc Mortgage Trust
0.425% due 12/25/2036	753	495
Indymac ARM Trust
1.750% due 01/25/2032	11	9
Indymac Index Mortgage Loan Trust
0.445% due 11/25/2046	3,776	969
0.455% due 05/25/2046	2,198	1,375
0.485% due 07/25/2035	2,067	1,368
0.495% due 02/25/2037	2,450	453
0.545% due 06/25/2037 ^	768	233
0.565% due 02/25/2035	447	294
2.514% due 01/25/2036	3	2
2.668% due 12/25/2034	22	17
4.962% due 01/25/2036	2,899	2,050
5.000% due 08/25/2035 ^	2,480	1,692
Indymac Mortgage Loan Trust
0.545% due 11/25/2035 ^	325	155
JPMorgan Alternative Loan Trust
0.745% due 06/27/2037	23,612	17,068
JPMorgan Chase Commercial Mortgage Securities Corp.
0.617% due 07/15/2019	50,276	48,658
2.378% due 06/15/2043 (a)	21,663	1,424
4.853% due 03/15/2046	6,433	6,667
5.305% due 01/15/2049	13,838	13,953
5.336% due 05/15/2047	200	222
5.716% due 02/15/2051	763	867
5.794% due 02/12/2051	300	349
JPMorgan Mortgage Trust
4.970% due 10/25/2035	3,600	3,104
Kidder Peabody Mortgage Assets Trust
9.500% due 04/22/2018 (a)	24	3
LB Mortgage Trust
8.503% due 01/20/2017	673	675
LB-UBS Commercial Mortgage Trust
5.303% due 02/15/2040	1,350	1,350
5.430% due 02/15/2040	196	220
5.866% due 09/15/2045	230	265
Luminent Mortgage Trust
0.425% due 12/25/2036	3,869	2,092
0.445% due 10/25/2046	3,249	2,037
MASTR Adjustable Rate Mortgages Trust
0.485% due 05/25/2037	1,205	572
0.545% due 05/25/2047	3,950	694
0.585% due 05/25/2047	3,350	254
MASTR Reperforming Loan Trust
7.000% due 08/25/2034	217	221
MASTR Seasoned Securities Trust
2.624% due 10/25/2032	669	608
Mellon Residential Funding Corp.
0.682% due 12/15/2030	1,525	1,450
0.722% due 06/15/2030	216	207
0.942% due 11/15/2031	1,449	1,414
1.122% due 11/15/2031	164	133
Merrill Lynch Alternative Note Asset
0.545% due 03/25/2037	1,969	741

Merrill Lynch Mortgage Investors, Inc.
0.550% due 04/25/2028 (a)	209	1
MLCC Mortgage Investors, Inc.
2.192% due 01/25/2029	4,000	3,180
2.329% due 04/25/2035	62	55
Morgan Stanley Capital, Inc.
5.809% due 12/12/2049	300	349
Morgan Stanley Dean Witter Capital
4.740% due 11/13/2036	3,708	3,744
Morgan Stanley Mortgage Loan Trust
0.615% due 11/25/2035	3,628	1,972
0.755% due 02/25/2047	2,602	1,595
2.883% due 07/25/2035	2,437	1,606
5.701% due 02/25/2047	5,836	3,438
Mortgage Equity Conversion Asset Trust
0.660% due 02/25/2042	7,150	5,943
0.680% due 01/25/2042	48,721	38,977
0.690% due 10/25/2041	26,326	21,061
0.700% due 05/25/2042	165,118	132,094
Nomura Asset Acceptance Corp.
5.820% due 03/25/2047	4,730	4,188
6.138% due 03/25/2047	4,318	3,822
7.000% due 02/19/2030	488	490
Ocwen Residential MBS Corp.
6.753% due 06/25/2039 ^	27	0
Prime Mortgage Trust
0.645% due 02/25/2034	135	122
RBSCF Trust
5.305% due 01/16/2049	2,244	2,247
RBSSP Resecuritization Trust
0.745% due 11/26/2035	624	586
0.745% due 10/26/2045	2,887	2,860
Residential Accredit Loans, Inc.
0.445% due 12/25/2046 ^	3,008	694
0.455% due 04/25/2046	13,849	5,405
0.495% due 08/25/2037	3,601	2,143
0.515% due 05/25/2046 ^	2,369	452
0.550% due 09/25/2046	4,981	409
0.645% due 03/25/2033	251	228
3.294% due 08/25/2035 ^	715	359
Residential Asset Mortgage Products, Inc.
6.500% due 04/25/2034	75	75
Residential Asset Securitization Trust
0.645% due 05/25/2033	143	137
Residential Funding Mortgage Securities, Inc.
3.134% due 09/25/2035	2,517	1,760
RiverView HECM Trust
0.305% due 07/25/2047	22,586	19,198
0.700% due 05/25/2047	5,441	4,707
0.995% due 09/26/2041	79,722	63,778
Sequoia Mortgage Trust
0.593% due 10/19/2026	73	67
0.965% due 11/22/2024	19	18
1.004% due 10/20/2027	1,985	1,871
2.636% due 01/20/2047	2,138	1,566
Sovereign Commercial Mortgage Securities Trust
5.994% due 07/22/2030	2,881	2,940
Structured Adjustable Rate Mortgage Loan Trust
0.465% due 05/25/2037	9,945	6,160
0.735% due 06/25/2034	980	765
2.736% due 07/25/2034	111	104
2.742% due 08/25/2035	37	30
2.750% due 01/25/2035	2,786	2,296
5.174% due 11/25/2035 ^	2,953	1,975
6.000% due 10/25/2037 ^	3,356	1,567
Structured Asset Mortgage Investments, Inc.
0.375% due 03/25/2037	358	195
0.435% due 06/25/2036	603	377
0.475% due 05/25/2045	2,958	1,786
0.493% due 07/19/2035	7,031	6,065
0.545% due 08/25/2036	4,250	836
0.903% due 09/19/2032	4,424	4,000
0.903% due 10/19/2034	335	299
0.943% due 03/19/2034	1,265	1,144
3.372% due 05/25/2022	526	530
4.037% due 05/02/2030	109	73
Structured Asset Securities Corp.
2.445% due 07/25/2032	2	2
2.539% due 02/25/2032	3	3
2.601% due 01/25/2032	199	148
2.712% due 06/25/2033	74	69
2.764% due 08/25/2032	534	500
2.797% due 10/28/2035	370	293
5.374% due 04/25/2033	180	176

TBW Mortgage-Backed Pass-Through Certificates
5.630% due 01/25/2037	2,367	1,302
5.970% due 09/25/2036	9,085	1,973
6.015% due 07/25/2037	4,664	2,852
Thornburg Mortgage Securities Trust
3.669% due 06/25/2043	4,124	4,178
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	3,170	3,073
5.572% due 10/15/2048	5,150	5,730
WaMu Mortgage Pass-Through Certificates
0.465% due 07/25/2046 ^	331	36
0.475% due 04/25/2045	160	130
0.505% due 11/25/2045	2,175	1,731
0.555% due 01/25/2045	5,286	4,418
0.565% due 01/25/2045	718	603
0.565% due 07/25/2045	146	121
0.575% due 01/25/2045	2,910	2,373
0.688% due 07/25/2044	445	234
0.945% due 12/25/2045	1,019	146
0.968% due 07/25/2047	4,295	2,672
0.987% due 11/25/2046	753	508
1.147% due 02/25/2046	2,345	1,817
1.347% due 11/25/2042	123	107
1.547% due 06/25/2042	645	525
1.547% due 08/25/2042	1,470	1,189
2.339% due 12/25/2036	2,589	1,786
2.390% due 01/25/2047	2,529	1,954
2.452% due 04/25/2037	2,717	1,763
2.453% due 06/25/2033	1,409	1,424
2.578% due 03/25/2034	29	29
2.640% due 05/25/2046	1,487	1,029
2.640% due 08/25/2046	545	386
Washington Mutual Alternative Mortgage Pass-Through Certificates
0.495% due 07/25/2046	1,549	290
1.117% due 05/25/2046	3,200	1,612
6.268% due 07/25/2036	3,929	1,827
Washington Mutual MSC Mortgage Pass-Through Certificates
2.523% due 11/25/2030	467	443
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	2,644	2,079
2.681% due 10/25/2033	366	366
WF-RBS Commercial Mortgage Trust
1.042% due 06/15/2044 (a)	7,115	290

Total Mortgage-Backed Securities (Cost $828,166)		718,866

ASSET-BACKED SECURITIES 4.6%
Aames Mortgage Investment Trust
1.045% due 10/25/2035	1,140	1,131
ABFS Mortgage Loan Trust
6.785% due 07/15/2033	1,774	1,210
Access Group, Inc.
1.766% due 10/27/2025	12,656	12,742
ACE Securities Corp.
0.305% due 10/25/2036	381	106
0.945% due 08/25/2030	38	33
AFC Home Equity Loan Trust
0.795% due 12/26/2029	9	8
1.055% due 06/25/2029	410	228
Aircraft Certificate Owner Trust
6.455% due 09/20/2022	657	657
Ameriquest Mortgage Securities, Inc.
0.855% due 01/25/2035	5,152	1,269
Amortizing Residential Collateral Trust
0.785% due 06/25/2032	43	36
0.825% due 07/25/2032	736	594
0.945% due 10/25/2031	336	253
Amresco Residential Securities Mortgage Loan Trust
0.740% due 06/25/2028	104	91
0.800% due 06/25/2027	407	376
0.875% due 09/25/2028	1,263	961
1.185% due 06/25/2029	204	164
Argent Securities, Inc.
0.735% due 10/25/2035	7,500	2,378
Asset-Backed Funding Certificates
1.265% due 03/25/2032	823	617
Asset-Backed Securities Corp. Home Equity
0.325% due 05/25/2037	12	9
0.762% due 06/15/2031	187	179
0.875% due 09/25/2034	4,883	3,015
Bayview Financial Acquisition Trust
0.595% due 05/28/2037	3,360	1,357
5.208% due 04/28/2039	203	198
Bear Stearns Asset-Backed Securities Trust
0.645% due 09/25/2046	2,840	1,630
1.220% due 02/25/2034	362	280
1.445% due 10/25/2032	344	297
1.745% due 11/25/2042	814	687
2.953% due 06/25/2043	58	55

Carrington Mortgage Loan Trust
0.725% due 10/25/2035	6,500	3,388
CDC Mortgage Capital Trust
1.295% due 01/25/2033	1,197	927
Centex Home Equity
0.545% due 01/25/2032	218	175
1.095% due 01/25/2032	872	529
Chase Funding Mortgage Loan Asset-Backed Certificates
0.845% due 07/25/2033	49	42
0.885% due 08/25/2032	768	572
0.905% due 11/25/2032	543	454
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033	772	656
0.825% due 03/25/2033	49	48
0.895% due 12/25/2031	810	635
Citigroup Mortgage Loan Trust, Inc.
0.305% due 05/25/2037	14	13
0.305% due 07/25/2045	652	425
5.764% due 01/25/2037	4,052	2,626
Conseco Finance
0.942% due 08/15/2033	2,896	2,402
1.742% due 05/15/2032	679	459
Conseco Financial Corp.
6.240% due 12/01/2028	2,132	2,209
7.550% due 01/15/2029	239	260
8.050% due 11/15/2026	75	77
Countrywide Asset-Backed Certificates
0.295% due 07/25/2037	78	77
0.495% due 04/25/2036	251	229
0.695% due 06/25/2033	248	218
0.715% due 11/25/2033	219	209
1.145% due 10/25/2047	3,218	2,182
1.245% due 09/25/2032	1,513	1,267
Credit Suisse First Boston Mortgage Securities Corp.
0.605% due 05/25/2044	264	257
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	425	89
1.345% due 04/25/2032	323	259
Delta Funding Home Equity Loan Trust
1.062% due 09/15/2029	17	13
Denver Arena Trust
6.940% due 11/15/2019	4,679	4,795
EMC Mortgage Loan Trust
0.615% due 05/25/2040	575	495
Equifirst Mortgage Loan Trust
0.485% due 01/25/2034	288	256
First Plus Home Loan Trust
7.670% due 05/10/2024	399	404
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036	89	27
GMAC Mortgage Corp. Loan Trust
0.725% due 01/25/2029	612	492
GSAMP Trust
0.395% due 10/25/2036	9,776	1,242
0.645% due 02/25/2033	494	364
0.735% due 09/25/2035	9,000	4,847
Illinois Student Assistance Commission
0.946% due 04/25/2017	8,940	8,950
IMC Home Equity Loan Trust
6.880% due 11/20/2028	22	22
7.520% due 08/20/2028	54	54
Irwin Home Equity Corp.
1.595% due 02/25/2029	776	635
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047	20	17
0.325% due 08/25/2036	84	24
Lehman XS Trust
0.475% due 06/25/2046 ^	944	52
0.565% due 11/25/2046 ^	1,991	162
Long Beach Mortgage Loan Trust
1.295% due 10/25/2034	928	707
1.670% due 03/25/2032	1,856	1,189
MASTR Asset-Backed Securities Trust
0.745% due 12/25/2034 ^	7,500	5,195
Merrill Lynch Mortgage Investors, Inc.
0.305% due 10/25/2037	1,718	347
0.325% due 09/25/2037	277	57
0.605% due 06/25/2035	958	787
Mesa Trust Asset-Backed Certificates
1.045% due 12/25/2031	865	622
Mid-State Trust
7.340% due 07/01/2035	704	733
7.400% due 07/01/2035	30	31
7.790% due 07/01/2035	40	40
7.791% due 03/15/2038	1,622	1,540

Morgan Stanley ABS Capital
1.045% due 07/25/2037	625	569
Morgan Stanley Mortgage Loan Trust
0.605% due 04/25/2037	474	179
5.726% due 10/25/2036	4,498	2,404
5.750% due 04/25/2037	1,253	948
6.000% due 07/25/2047	3,124	2,217
New Century Home Equity Loan Trust
0.695% due 06/25/2035	7,500	4,602
Option One Mortgage Loan Trust
0.765% due 02/25/2035	4,189	1,498
0.845% due 01/25/2032	120	106
Park Place Securities, Inc.
0.505% due 09/25/2035	617	577
0.745% due 07/25/2035	5,000	3,709
0.945% due 10/25/2034	7,500	3,952
Popular ABS Mortgage Pass-Through Trust
0.335% due 01/25/2037	1	1
Renaissance Home Equity Loan Trust
0.605% due 11/25/2034	229	174
0.685% due 08/25/2033	682	570
0.745% due 12/25/2033	3,604	3,075
1.445% due 08/25/2032	1,764	1,149
Residential Asset Securities Corp.
0.745% due 07/25/2032 ^	1,013	620
0.825% due 06/25/2033	139	79
0.845% due 06/25/2032	95	49
Residential Funding Mortgage Securities, Inc.
8.350% due 12/25/2024	161	158
8.350% due 03/25/2025	50	49
Residential Mortgage Loan Trust
1.745% due 09/25/2029	161	139
SACO, Inc.
0.765% due 06/25/2036 ^	611	494
Salomon Brothers Mortgage Securities, Inc.
1.145% due 01/25/2032	382	302
1.220% due 10/25/2028	211	196
6.930% due 08/25/2028	481	456
Saxon Asset Securities Trust
0.585% due 12/26/2034	1,041	863
0.765% due 08/25/2032	1	1
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037	120	100
0.305% due 12/25/2036 ^	3,085	669
SLC Student Loan Trust
4.750% due 06/15/2033	1,498	1,439
SLM Student Loan Trust
0.496% due 10/25/2019	74	74
0.546% due 07/25/2019	599	597
0.546% due 04/27/2020	2,725	2,705
0.556% due 07/25/2019	4,131	4,095
0.576% due 04/25/2017	61	61
0.636% due 07/25/2023	3,000	2,950
0.916% due 01/25/2017	1,050	1,051
1.216% due 01/25/2019	2,200	2,207
1.566% due 10/25/2016	1,065	1,075
1.668% due 12/15/2033	5,860	5,805
1.966% due 04/25/2023	144,867	149,751
3.500% due 08/17/2043	40,205	39,552
Soundview Home Equity Loan Trust
0.305% due 11/25/2036	99	27
Specialty Underwriting & Residential Finance
0.745% due 09/25/2036	7,500	3,247
0.925% due 01/25/2034	289	223
1.045% due 10/25/2035	3,339	1,662
Structured Asset Investment Loan Trust
0.685% due 04/25/2035	5,000	2,817
0.725% due 09/25/2035	13,000	4,789
0.755% due 08/25/2035	9,000	2,050
1.220% due 09/25/2034	1,372	733
1.520% due 12/25/2034	1,979	958
Structured Asset Securities Corp.
0.645% due 05/25/2034	907	802
0.825% due 01/25/2033	16	13
1.820% due 01/25/2033	667	450
Trapeza CDO LLC
1.381% due 11/16/2034	1,000	361
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	2,500	2,526
UPS Capital Business Credit
0.822% due 04/15/2026	116	20
Vanderbilt Mortgage Finance
7.905% due 02/07/2026	9	9

Wells Fargo Home Equity Trust
0.875% due 04/25/2034	1,577	986

Total Asset-Backed Securities (Cost $423,622)		348,284

SHORT-TERM INSTRUMENTS 9.2%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012	3,844	3,844

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $3,926. Repurchase proceeds are $3,844.)
U.S. TREASURY BILLS 0.2%
0.131% due 09/06/2012 - 04/04/2013 (c)(e)(f)	13,680	13,677

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIOS (d) 8.9%
PIMCO Short-Term Floating NAV Portfolio	37,024,409	370,985
PIMCO Short-Term Floating NAV Portfolio III	29,506,873	295,157

		666,142

Total Short-Term Instruments (Cost $683,688)		683,663

Total Investments 145.5% (Cost $11,007,067)		$10,939,715
Other Assets and Liabilities (Net) (45.5%)		(3,419,153)

Net Assets 100.0%		$7,520,562

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Interest only security.

(b)	Principal only security.

(c)	Coupon represents a weighted average yield to maturity.

(d)	Affiliated to the Portfolio.

(e)	Securities with an aggregate market value of $539 and cash of $250 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(f)	Securities with an aggregate market value of $13,138 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(g)	Centrally cleared swap agreements outstanding on June 30, 2012: Cash of $2,188 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.000%	06/20/2019	$105,000	$(4,705)	$(2,392)

(h)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (1)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid/(Received)	Unrealized Appreciation
Asset-Backed Securities Corp. Home Equity 01-Month USD-LIBOR plus 1.550% due 03/25/2035	UAG	(2.025%	)	03/25/2035	$375	$369	$0	$369
Avenue CLO Fund Ltd. 03-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	5,000	1,423	0	1,423
BFC Genesee CDO Ltd. 03-Month USD-LIBOR plus 1.650% due 01/10/2041	JPM	(1.450%	)	01/10/2041	2,460	2,380	0	2,380
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	5,000	1,009	0	1,009
LB-UBS Commercial Mortgage Trust 5.652% due 09/15/2040	JPM	(1.170%	)	09/15/2040	4,000	3,148	0	3,148
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 1.400% due 02/25/2034	BRC	(1.190%	)	02/25/2034	621	274	0	274
Merrill Lynch Mortgage Trust 5.614% due 06/12/2043	UAG	(1.080%	)	06/12/2043	10,000	7,950	0	7,950
Merrill Lynch Mortgage Trust 5.390% due 11/12/2037	JPM	(1.150%	)	11/12/2037	4,000	3,533	0	3,533
Morgan Stanley ABS Capital I 01-Month USD-LIBOR plus 1.700% due 12/27/2033	MYC	(1.390%	)	12/27/2033	562	213	0	213
Novastar Home Equity Loan 01-Month USD-LIBOR plus 3.500% due 09/25/2034	GST	(3.950%	)	09/25/2034	1,537	1,470	0	1,470
Octagon Investment Partners Ltd. 03-Month USD-LIBOR plus 1.400% due 10/18/2020	JPM	(1.850%	)	10/18/2020	1,000	311	0	311
Race Point CLO 03-Month USD-LIBOR plus 1.650% due 04/15/2020	WNA	(1.950%	)	04/15/2020	2,000	458	0	458
Specialty Underwriting & Residential Finance 01-Month USD-LIBOR plus 1.300% due 02/25/2035	BRC	(1.240%	)	02/25/2035	589	477	0	477
Telos CLO Ltd. 03-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	1,500	591	0	591

						$23,606	$0	$23,606

Credit Default Swaps on Asset-Backed Securities - Sell Protection (2)

Reference Obligation	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (3)	Market Value (4)	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
ACE Securities Corp. 1-Month USD-LIBOR plus 0.700% due 07/25/2034	GST	1.050%	07/25/2034	$2,962	$(927)	$(741)	$(186)
Ameriquest Mortgage Securities, Inc. 1-Month USD-LIBOR plus 0.640% due 09/25/2034	GST	0.960%	09/25/2034	7,500	(3,202)	(2,550)	(652)
Bear Stearns Asset-Backed Securities Trust 01-Month USD-LIBOR plus 0.800% due 08/25/2034	GST	0.800%	08/25/2034	6,500	(2,495)	(2,145)	(350)
Countrywide Asset-Backed Certificates 01-Month USD-LIBOR plus 0.650% due 06/25/2035	GST	0.650%	06/25/2035	8,000	(2,779)	(2,400)	(379)
Encore Credit Receivables Trust 01-Month USD-LIBOR plus 0.460% due 07/25/2035	GST	0.690%	07/25/2035	7,000	(2,311)	(2,450)	139
Long Beach Mortgage Loan Trust 01-Month USD-LIBOR plus 0.700% due 10/25/2034	GST	1.050%	10/25/2034	653	(329)	(209)	(120)
Park Place Securities, Inc. 01-Month USD-LIBOR plus 0.650% due 10/25/2034	GST	0.650%	10/25/2034	7,500	(2,888)	(2,250)	(638)
Park Place Securities, Inc. 01-Month USD-LIBOR plus 0.740% due 12/25/2034	GST	0.740%	12/25/2034	5,000	(1,972)	(1,600)	(372)
Residential Asset Mortgage Products, Inc. 01-Month USD-LIBOR plus 0.620% due 11/25/2034	GST	0.620%	11/25/2034	4,421	(1,420)	(1,238)	(182)
Structured Asset Investment Loan Trust 01-Month USD-LIBOR plus 0.950% due 04/25/2034	GST	1.425%	04/25/2034	481	(282)	(193)	(89)
Structured Asset Investment Loan Trust 01-Month USD-LIBOR plus 1.300% due 11/25/2034	GST	1.950%	11/25/2034	471	(428)	(442)	14

					$(19,033)	$(16,218)	$(2,815)

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (3)	Market Value (4)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
CMBX.NA.AAA.4 Index	BOA	(0.350%	)	02/17/2051	$26,600	$2,308	$4,604	$(2,296)
CMBX.NA.AAA.4 Index	CBK	(0.350%	)	02/17/2051	22,050	1,919	870	1,049
CMBX.NA.AAA.4 Index	DUB	(0.350%	)	02/17/2051	50,000	4,351	4,343	8
CMBX.NA.AAA.4 Index	GST	(0.350%	)	02/17/2051	10,000	867	1,100	(233)
CMBX.NA.AAA.4 Index	JPM	(0.350%	)	02/17/2051	48,000	4,162	8,236	(4,074)
CMBX.NA.AAA.4 Index	MYC	(0.350%	)	02/17/2051	92,000	7,977	6,524	1,453
CMBX.NA.AAA.4 Index	RYL	(0.350%	)	02/17/2051	1,000	87	157	(70)
CMBX.NA.AAA.4 Index	UAG	(0.350%	)	02/17/2051	10,000	867	669	198
CMBX.NA.AAA.5 Index	GST	(0.350%	)	02/15/2051	19,500	1,475	3,656	(2,181)

						$24,013	$30,159	$(6,146)

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(i)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	2.500%	07/01/2027	$42,000	$43,307	$(43,313)
Fannie Mae	3.000%	07/01/2027	83,000	86,670	(86,994)
Fannie Mae	3.000%	08/01/2027	25,000	26,070	(26,156)
Fannie Mae	3.500%	07/01/2042	177,000	184,993	(186,127)
Ginnie Mae	4.000%	07/01/2042	15,000	16,292	(16,388)
Ginnie Mae	4.500%	08/01/2042	20,000	21,863	(21,850)
Ginnie Mae	5.000%	07/01/2042	100,000	110,359	(110,484)

				$489,554	$(491,312)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Industrials	$0	$1,938	$0	$1,938
Municipal Bonds & Notes
Texas	0	1,026	0	1,026
U.S. Government Agencies	0	8,870,111	294,366	9,164,477
U.S. Treasury Obligations	0	21,461	0	21,461
Mortgage-Backed Securities	0	431,113	287,753	718,866
Asset-Backed Securities	0	347,266	1,018	348,284
Short-Term Instruments
Repurchase Agreements	0	3,844	0	3,844
U.S. Treasury Bills	0	13,677	0	13,677
PIMCO Short-Term Floating NAV Portfolios	666,142	0	0	666,142
	$666,142	$9,690,436	$583,137	$10,939,715

Short Sales, at value	$0	$(491,312)	$0	$(491,312)

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$25,000	$1,467	$26,467
Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(11,822)	0	(11,822)
Interest Rate Contracts	0	(2,392)	0	(2,392)
	$0	$(14,214)	$0	$(14,214)

Totals	$666,142	$9,209,910	$584,604	$10,460,656

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
U.S. Government Agencies	$363,181	$1	$(8,089)	$(5)	$0	$622	$649	$(61,992)	$294,366	$107
Mortgage-Backed Securities	265,056	38,437	(2,740)	174	238	(13,412)	0	0	287,753	(13,099)
Asset-Backed Securities	647	0	0	0	0	10	361	0	1,018	10

	$628,884	$38,438	$(10,829)	$169	$238	$(12,780)	$1,009	$(61,992)	$583,137	$(12,982)
Financial Derivative Instruments (2) – Assets
Credit Contracts	$1,595	$0	$0	$0	$0	$(128)	$0	$0	$1,467	$(128)

Totals	$630,479	$38,438	$(10,829)	$169	$238	$(12,908)	$1,009	$(61,992)	$584,604	$(13,110)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
U.S. Government Agencies	$649	Other Valuation Techniques	—	—
	6,948	Benchmark Pricing	Base Price	98.20 - 118.69
	286,769	Third Party Vendor	Broker Quote	99.50 - 101.19
Mortgage-Backed Securities	675	Benchmark Pricing	Base Price	100.28
	287,078	Third Party Vendor	Broker Quote	33.00 - 86.50
Asset-Backed Securities	1,018	Third Party Vendor	Broker Quote	36.06 - 100.00
Financial Derivative Instruments (2) - Assets
Credit Contracts	1,467	Indicative Market Quotations	Broker Quote	20.61 - 23.34

Total	$584,604

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Municipal Sector Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
MUNICIPAL BONDS & NOTES 96.9%
ALABAMA 0.1%
Birmingham Special Care Facilities Financing Authority, Alabama Revenue Bonds, (AGC Insured), Series 2009
6.000% due 06/01/2039	$500	$574

ALASKA 0.6%
Matanuska-Susitna Borough, Alaska Revenue Bonds, (AGC Insured), Series 2009
6.000% due 09/01/2032	1,970	2,302

ARIZONA 5.9%
Pima County, Arizona Regional Transportation Authority Revenue Bonds, Series 2011
5.000% due 06/01/2026	9,390	10,856
Salt River Project Agricultural Improvement & Power District, Arizona Revenue Bonds, Series 2009
5.000% due 01/01/2026	2,000	2,306
Salt Verde Financial Corp., Arizona Revenue Bonds, Series 2007
5.000% due 12/01/2032	10,000	10,166

		23,328

CALIFORNIA 18.4%
Anaheim Public Financing Authority, California Revenue Bonds, (AGM Insured), Series 1997
0.000% due 09/01/2022	2,000	1,305
Bay Area Toll Authority, California Revenue Bonds, (BABs), Series 2010
6.907% due 10/01/2050	100	141
6.918% due 04/01/2040	100	137
Brea Redevelopment Agency, California Tax Allocation Bonds, Series 2011
0.000% due 08/01/2033	2,500	606
California Health Facilities Financing Authority Revenue Bonds, (CM Insured), Series 2002
5.250% due 01/01/2026	1,550	1,561
California Health Facilities Financing Authority Revenue Bonds, Series 2008
5.250% due 11/15/2040	12,500	14,031
5.500% due 11/15/2040	8,500	9,781
California Health Facilities Financing Authority Revenue Bonds, Series 2012
5.000% due 08/15/2051	5,000	5,339
California State Association of Bay Area Governments Finance Authority for Non-Profit Corp. Revenue Bonds, (CM Insured), Series 2003
5.200% due 11/15/2022	1,000	1,004
California State Public Works Board Revenue Bonds, Series 2011
5.000% due 10/01/2028	2,500	2,695
California State University Revenue Bonds, (AGM Insured), Series 2007
5.000% due 11/01/2025	300	344
Dublin Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2024	410	244
Huntington Beach Union High School District, California General Obligation Bonds, (AGM/CR/NPFGC Insured), Series 2005
0.000% due 08/01/2030	3,000	1,251
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007
5.500% due 11/15/2027	1,000	1,102
Los Angeles Community College District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2007
5.000% due 08/01/2027	1,200	1,338
Los Angeles Wastewater System, California Revenue Bonds, Series 2009
5.375% due 06/01/2039	4,000	4,477
Newport Mesa Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2030	1,500	690
Poway Unified School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2021	2,500	1,790
0.000% due 08/01/2027	2,500	1,250
Salinas Union High School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 2003
0.000% due 10/01/2027	1,000	475
San Diego County, California Water Authority Certificates of Participation Bonds, (AGM Insured), Series 2008
5.000% due 05/01/2038	3,900	4,172
San Marcos Unified School District, California General Obligation Bonds, Series 2011
0.000% due 08/01/2028	2,000	939
Santa Cruz County, California Redevelopment Agency Tax Allocation Bonds, Series 2009
7.000% due 09/01/2036	250	295
Santa Monica-Malibu Unified School District, California General Obligation Bonds, (NPFGC/FGIC Insured), Series 1999
0.000% due 08/01/2022	5,000	3,369
Sonoma County, California Revenue Bonds, Series 2010
6.000% due 12/01/2029	150	169
Tobacco Securitization Authority of Southern California Revenue Bonds, Series 2006
5.125% due 06/01/2046	9,500	7,153
University of California Revenue Bonds, (AGM Insured), Series 2005
5.000% due 05/15/2033	2,500	2,592
University of California Revenue Bonds, (NPFGC Insured), Series 2007
4.750% due 05/15/2031	1,000	1,065
West Contra Costa Unified School District, California General Obligation Bonds, (AGC Insured), Series 2009
0.000% due 08/01/2022	5,000	3,257
Whittier Union High School District, California General Obligation Bonds, Series 2009
0.000% due 08/01/2025	1,500	759

		73,331

COLORADO 0.8%
Colorado Health Facilities Authority Revenue Bonds, (AGM Insured), Series 2003
5.500% due 05/15/2030	3,000	3,319
DISTRICT OF COLUMBIA 3.5%
District of Columbia Revenue Bonds, Series 2009
5.750% due 10/01/2039	10,000	11,149
District of Columbia Water & Sewer Authority Revenue Bonds, Series 2009
5.500% due 10/01/2039	2,500	2,884

		14,033

FLORIDA 3.7%
Florida State Board of Governors Revenue Bonds, Series 2008
6.500% due 07/01/2033	1,285	1,536
Florida State General Obligation Bonds, (BABs), Series 2010
5.200% due 06/01/2025	1,000	1,133
Jacksonville Economic Development Commission, Florida Revenue Bonds, Series 2007
5.300% due 05/01/2037	500	499
Jacksonville, Florida Revenue Bonds, Series 2012
5.000% due 10/01/2025	5,500	6,245
Miami-Dade County, Florida Revenue Bonds, (NPFGC Insured), Series 2005
5.000% due 10/01/2035	4,000	4,119
Palm Beach County, Florida Solid Waste Authority Revenue Bonds, Series 2011
5.000% due 10/01/2022	1,000	1,200

		14,732

GEORGIA 2.3%
Atlanta, Georgia Airport Revenue Bonds, Series 2012
5.000% due 01/01/2037	1,250	1,377
DeKalb County, Georgia Revenue Bonds, Series 2011
5.250% due 10/01/2036	7,000	7,796

		9,173

ILLINOIS 11.0%
Chicago Board of Education, Illinois General Obligation Bonds, (NPFGC/FGIC Insured), Series 1998
0.000% due 12/01/2027	2,000	985
Chicago, Illinois General Obligation Bonds, (NPFGC Insured), Series 2001
5.590% due 01/01/2023	1,555	1,753
Illinois Finance Authority Revenue Bonds, Series 2009
5.500% due 08/15/2036	3,000	3,303
Illinois Finance Authority Revenue Bonds, Series 2010
5.500% due 04/01/2044	1,500	1,643
Illinois Finance Authority Revenue Bonds, Series 2011
6.000% due 08/15/2041	1,200	1,344
Illinois Sports Facilities Authority Revenue Bonds, (AMBAC Insured), Series 2001
5.500% due 06/15/2030	9,250	10,050
Illinois State Finance Authority Revenue Bonds, Series 2009
5.500% due 07/01/2037	5,000	5,722
Illinois State Toll Highway Authority Revenue Bonds, Series 2008
5.500% due 01/01/2033	8,905	9,718
Peoria Public Building Commission, Illinois Revenue Bonds, (AGC Insured), Series 2009
0.000% due 12/01/2020	3,000	2,179
Railsplitter Tobacco Settlement Authority, Illinois Revenue Bonds, Series 2010
6.000% due 06/01/2028	6,205	7,192

		43,889

LOUISIANA 1.4%
Louisiana Public Facilities Authority Revenue Bonds, Series 2011
6.500% due 05/15/2037	4,810	5,472

MARYLAND 1.0%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2008
6.000% due 01/01/2043	1,600	1,708
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2009
6.750% due 07/01/2039	2,000	2,404

		4,112

MICHIGAN 1.9%
Detroit, Michigan Water Supply System Revenue Bonds, (NPFGC Insured), Series 2003
5.000% due 07/01/2034	125	125
Lansing Board of Water & Light, Michigan Revenue Bonds, Series 2011
5.000% due 07/01/2025	4,335	5,058

Michigan State Hospital Finance Authority Revenue Bonds, Series 2008
5.750% due 05/15/2038	2,000	2,230

		7,413

NEBRASKA 1.7%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2012
5.250% due 09/01/2037	6,635	6,905

NEW JERSEY 9.3%
New Jersey Economic Development Authority Revenue Bonds, (AGC Insured), Series 2009
5.500% due 12/15/2034	5,500	6,214
New Jersey Economic Development Authority Revenue Bonds, (NPFGC Insured), Series 1997
0.000% due 02/15/2017	3,000	2,579
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011
6.000% due 07/01/2037	1,500	1,767
New Jersey State Turnpike Authority Revenue Bonds, Series 2009
5.000% due 01/01/2031	7,850	8,992
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,610	6,437
5.250% due 06/15/2025	5,310	6,241
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2007
4.750% due 06/01/2034	6,000	4,643

		36,873

NEW YORK 17.5%
Build NYC Resource Corp., New York Revenue Notes, Series 2012
5.000% due 08/01/2018	1,400	1,639
5.000% due 08/01/2019	1,445	1,700
Erie County, New York Industrial Development Agency Revenue Bonds, Series 2011
5.250% due 05/01/2025	3,000	3,520
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011
5.250% due 02/15/2047	10,000	10,895
5.750% due 02/15/2047	1,500	1,724
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2009
5.000% due 11/15/2034	2,500	2,757
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011
5.000% due 11/15/2033	5,000	5,637
5.000% due 11/15/2036	7,850	8,605
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2012
5.000% due 11/15/2047	1,000	1,083
New York City, New York General Obligation Bonds, Series 2012
5.000% due 08/01/2023	4,000	4,820
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2007
4.750% due 06/15/2035	4,000	4,287
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2009
5.000% due 06/15/2039	500	551
New York City, New York Municipal Water Finance Authority Revenue Bonds, Series 2011
5.000% due 06/15/2026	5,000	5,913
New York City, New York Transitional Finance Authority Building Aid Revenue Bonds, Series 2009
5.375% due 01/15/2034	1,905	2,134
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	3,000	3,311
5.750% due 11/15/2051	3,000	3,411
New York State Dormitory Authority Revenue Bonds, (AGC Insured), Series 2011
5.250% due 10/01/2025	1,455	1,705
Port Authority of New York & New Jersey Revenue Bonds, (NPFGC/FGIC Insured), Series 2001
5.000% due 08/01/2036	3,310	3,314
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.750% due 11/01/2030	2,300	2,630

		69,636

NORTH CAROLINA 0.7%
North Carolina Medical Care Commission Revenue Bonds, Series 2012
5.000% due 06/01/2035	2,500	2,756

OHIO 1.3%
American Municipal Power, Inc. Ohio Revenue Bonds, (BABs), Series 2009
6.449% due 02/15/2044	250	297
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2007
6.000% due 06/01/2042	6,100	4,812

		5,109

PENNSYLVANIA 2.6%
Philadelphia, Pennsylvania Water & Sewer Revenue Bonds, Series 2011
5.000% due 01/01/2041	7,500	8,046

Reading Area Water Authority, Pennsylvania Revenue Bonds, Series 2011
5.000% due 12/01/2031	2,000	2,175

		10,221

PUERTO RICO 3.6%
Puerto Rico Sales Tax Financing Corp. Revenue Bonds, Series 2011
5.000% due 08/01/2043	14,000	14,390

RHODE ISLAND 0.4%
Rhode Island State Tobacco Settlement Financing Corp. Revenue Bonds, Series 2002
6.250% due 06/01/2042	1,425	1,457

TENNESSEE 1.3%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2025	3,000	3,154
5.000% due 02/01/2027	2,000	2,093

		5,247

TEXAS 6.6%
Conroe Independent School District, Texas General Obligation Bonds, Series 2009
5.750% due 02/15/2035	5,000	5,809
Harrison County, Texas Health Facilities Development Corp. Revenue Bonds, Series 2010
5.250% due 07/01/2028	1,250	1,298
North Texas Tollway Authority Revenue Bonds, Series 2011
5.500% due 09/01/2041	1,500	1,744
SA Energy Acquisition Public Facility Corp., Texas Revenue Bonds, Series 2007
5.500% due 08/01/2027	2,000	2,187
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2009
6.250% due 11/15/2029	8,000	9,572
Texas State General Obligation Bonds, Series 2011
5.000% due 08/01/2031	5,000	5,641

		26,251

WASHINGTON 1.3%
King County, Washington Public Hospital District No. 1 General Obligation Bonds, Series 2008
5.250% due 12/01/2037	2,000	2,174
Washington Health Care Facilities Authority Revenue Bonds, Series 2009
7.375% due 03/01/2038	2,500	3,059

		5,233

WISCONSIN 0.0%
Wisconsin State General Obligation Bonds, (NPFGC Insured), Series 2006
5.000% due 05/01/2037	180	189

Total Municipal Bonds & Notes (Cost $347,865)		385,945

SHORT-TERM INSTRUMENTS 2.4%
REPURCHASE AGREEMENTS 0.2%
State Street Bank and Trust Co.
0.010% due 07/02/2012	957	957

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 5.375% due 02/15/2031 valued at $983. Repurchase proceeds are $957.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 2.2%
PIMCO Short-Term Floating NAV Portfolio	881,893	8,837

Total Short-Term Instruments (Cost $9,794)		9,794

Total Investments 99.3% (Cost $357,659)		$395,739
Other Assets and Liabilities (Net) 0.7%		2,921

Net Assets 100.0%		$398,660

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Affiliated to the Portfolio.

(b)	Cash of $658 has been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized (Depreciation)
U.S. Treasury 30-Year Bond September Futures	Short	09/2012	235	$(66)

(c)	Centrally cleared swap agreements outstanding on June 30, 2012:

Cash of $2,598 has been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$25,000	$(1,341)	$(2,102)

(d)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Credit Indices - Buy Protection (1)

Index/Tranches	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (2)	Market Value (3)	Premiums Paid	Unrealized Appreciation/ (Depreciation)
MCDX 5-Year Index	CBK	(1.000%	)	12/20/2016	$6,700	$163	$153	$10
MCDX 5-Year Index	JPM	(1.000%	)	12/20/2016	13,700	334	338	(4)

						$497	$491	$6

(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Municipal Bonds & Notes
Alabama	$0	$574	$0	$574
Alaska	0	2,302	0	2,302
Arizona	0	23,328	0	23,328
California	0	73,331	0	73,331
Colorado	0	3,319	0	3,319
District of Columbia	0	14,033	0	14,033
Florida	0	14,732	0	14,732
Georgia	0	9,173	0	9,173
Illinois	0	43,889	0	43,889
Louisiana	0	5,472	0	5,472
Maryland	0	4,112	0	4,112
Michigan	0	7,413	0	7,413
Nebraska	0	6,905	0	6,905
New Jersey	0	36,873	0	36,873
New York	0	69,636	0	69,636
North Carolina	0	2,756	0	2,756
Ohio	0	5,109	0	5,109
Pennsylvania	0	10,221	0	10,221
Puerto Rico	0	14,390	0	14,390
Rhode Island	0	1,457	0	1,457
Tennessee	0	5,247	0	5,247
Texas	0	26,251	0	26,251
Washington	0	5,233	0	5,233
Wisconsin	0	189	0	189
Short-Term Instruments
Repurchase Agreements	0	957	0	957
PIMCO Short-Term Floating NAV Portfolio	8,837	0	0	8,837
	$8,837	$386,902	$0	$395,739

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$10	$0	$10

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(4)	0	(4)
Interest Rate Contracts	(66)	(2,102)	0	(2,168)

	$(66)	$(2,106)	$0	$(2,172)

Totals	$8,771	$384,806	$0	$393,577

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Real Return Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 0.1%
NRG Energy, Inc.
4.000% due 07/01/2018	$2,970	$2,956

Total Bank Loan Obligations (Cost $2,963)		2,956

CORPORATE BONDS & NOTES 0.6%
BANKING & FINANCE 0.4%
Dexia Credit Local S.A.
0.867% due 03/05/2013	8,400	8,241
GATX Financial Corp.
5.800% due 03/01/2016	1,000	1,071
Prudential Financial, Inc. CPI Linked Bond
4.600% due 06/10/2013	1,400	1,402
SLM Corp. CPI Linked Bond
3.504% due 04/01/2014	200	198
3.704% due 03/01/2014	2,824	2,790
4.651% due 02/12/2016	1,140	1,075

		14,777

INDUSTRIALS 0.2%
EOG Resources, Inc.
1.216% due 02/03/2014	7,100	7,163

Total Corporate Bonds & Notes (Cost $21,610)		21,940

MUNICIPAL BONDS & NOTES 0.0%
WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
7.467% due 06/01/2047	485	366

Total Municipal Bonds & Notes (Cost $465)		366

U.S. TREASURY OBLIGATIONS 83.4%
U.S. Treasury Inflation Protected Securities (a)
0.125% due 04/15/2016 (d)	121,020	126,107
0.125% due 04/15/2017	49,840	52,675
0.125% due 01/15/2022	12,402	13,149
0.500% due 04/15/2015	130,484	135,612
0.625% due 07/15/2021	106,986	119,373
0.750% due 02/15/2042	34,722	36,638
1.125% due 01/15/2021	124,039	143,042
1.250% due 07/15/2020	176,083	204,862
1.375% due 07/15/2018	3,414	3,904
1.375% due 01/15/2020	154,812	180,356
1.625% due 01/15/2015	63,273	67,297
1.750% due 01/15/2028	151,804	190,740
1.875% due 07/15/2013	34,433	35,291
1.875% due 07/15/2015	3,194	3,477
1.875% due 07/15/2019	5,280	6,327
2.000% due 01/15/2014 (c)	172,214	178,941
2.000% due 07/15/2014	13,183	13,980
2.000% due 01/15/2016	105,063	116,365
2.000% due 01/15/2026 (d)	279,020	356,971
2.125% due 01/15/2019	15,432	18,498
2.125% due 02/15/2040	17,032	24,271
2.125% due 02/15/2041	5,621	8,055
2.375% due 01/15/2017	43,812	50,616
2.375% due 01/15/2025	212,358	280,379
2.375% due 01/15/2027	98,200	132,117
2.500% due 07/15/2016	15,147	17,359
2.500% due 01/15/2029	119,404	166,140
2.625% due 07/15/2017	13,544	16,111
3.000% due 07/15/2012 (c)(e)	9,702	9,709
3.375% due 04/15/2032	23,333	37,720
3.625% due 04/15/2028	36,105	55,821
3.875% due 04/15/2029	129,743	210,265

Total U.S. Treasury Obligations (Cost $2,840,195)		3,012,168

MORTGAGE-BACKED SECURITIES 0.1%
Wells Fargo Mortgage-Backed Securities Trust
2.661% due 10/25/2035		2,870	2,709

Total Mortgage-Backed Securities (Cost $2,647)			2,709

ASSET-BACKED SECURITIES 0.0%
Duane Street CLO
0.716% due 11/08/2017		551	542

Total Asset-Backed Securities (Cost $532)			542

SOVEREIGN ISSUES 3.3%
Australia Government CPI Linked Bond
2.500% due 09/20/2030	AUD	11,900	16,209
3.000% due 09/20/2025		2,200	3,111
4.000% due 08/20/2020		9,500	18,754
Canada Government Bond
1.500% due 12/01/2044 (a)	CAD	5,285	6,750
4.250% due 12/01/2021 (a)		8,678	12,115
Canada Housing Trust
2.450% due 12/15/2015		5,000	5,083
Instituto de Credito Oficial
2.405% due 03/25/2014	EUR	9,400	11,499
New South Wales Treasury Corp. CPI Linked Bond
2.500% due 11/20/2035	AUD	2,200	2,641
2.750% due 11/20/2025		33,100	42,628
United Kingdom Gilt
0.375% due 03/22/2062 (a)	GBP	2,149	3,834

Total Sovereign Issues (Cost $116,468)			122,624

SHORT-TERM INSTRUMENTS 11.5%
REPURCHASE AGREEMENTS 0.1%
State Street Bank and Trust Co.
0.010% due 07/02/2012		$2,313	2,313

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $2,364. Repurchase proceeds are $2,313.)
	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 11.4%
PIMCO Short-Term Floating NAV Portfolio		40,996,827	410,788

Total Short-Term Instruments (Cost $413,134)			413,101

PURCHASED OPTIONS (g) 0.1%			1,838
(Cost $2,008)

Total Investments 99.1% (Cost $3,400,022)			$3,578,244
Written Options (h) (0.1%) (Premiums $4,238)			(4,128)
Other Assets and Liabilities (Net) 1.0%			35,226

Net Assets 100.0%			$3,609,342

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	Principal amount of security is adjusted for inflation.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $5,720 have been pledged as collateral as of June 30, 2012 for OTC swap agreements, swaptions and foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(d)	Securities with an aggregate market value of $927 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
90-Day Eurodollar June Futures	Long	06/2015	126	$239
90-Day Eurodollar March Futures	Long	03/2015	406	737
Euro-Bund 10-Year Bond September Futures	Short	09/2012	22	117

				$1,093

(e)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $152 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

(f)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Corporate Issues - Buy Protection (1)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
GATX Financial Corp.	CBK	(1.070%	)	03/20/2016	1.462%	$1,000	$14	$0	$14

Credit Default Swaps on Sovereign Issues - Sell Protection (2)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (3)	Notional Amount (4)	Market Value	Premiums Paid	Unrealized Appreciation
United Kingdom Gilt	BOA	1.000%	06/20/2015	0.301%	$1,300	$28	$16	$12
United Kingdom Gilt	DUB	1.000%	06/20/2015	0.301%	2,000	42	24	18
United Kingdom Gilt	GST	1.000%	06/20/2015	0.301%	8,300	174	91	83

						$244	$131	$113

(1)	If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(4)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Counterparty	Notional Amount	Market Value	Premiums (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BPS	$3,400	$(3)	$(2)	$(1)
Pay	3-Month USD-CPURNSA Index	1.500%	11/02/2012	BRC	3,300	(2)	(2)	0

						$(5)	$(4)	$(1)

(g)	Purchased options outstanding on June 30, 2012:

Straddle Options

Description	Counterparty	Exercise Level (5)	Expiration Date	Notional Amount	Cost (5)	Market Value
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	DUB	0.000%	12/10/2012	$6,000	$510	$467
Call & Put - OTC 3-Month vs. 30-Year Forward Volatility Agreement	RYL	0.000%	12/10/2012	17,600	1,498	1,371

					$2,008	$1,838

(5)	Exercise level and final cost determined on a future date, based upon implied volatility parameters.

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	$23,500	$277	$(665)
Put - OTC 5-Year Interest Rate Swap	CBK	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	23,500	442	(80)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.500%	09/24/2012	45,200	386	(1,063)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.500%	09/24/2012	45,200	613	(22)
Call - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Receive	1.700%	03/18/2013	70,200	831	(1,987)
Put - OTC 5-Year Interest Rate Swap	DUB	3-Month USD-LIBOR	Pay	1.700%	03/18/2013	70,200	1,366	(241)

							$3,915	$(4,058)

Inflation-Capped Options

Description	Counterparty	Strike Index	Exercise Index	Expiration Date	Notional Amount	Premium	Market Value
Floor - OTC CPURNSA Index	CBK	215.949	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	03/12/2020	$2,300	$19	$(3)
Floor - OTC CPURNSA Index	CBK	216.687	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	04/07/2020	12,000	108	(19)
Floor - OTC CPURNSA Index	CBK	217.965	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	09/29/2020	2,800	36	(5)
Floor - OTC CPURNSA Index	DUB	218.011	Maximum of ((1 + 0.000%) [10] - Inflation Adjustment) or 0	10/13/2020	16,300	160	(43)

						$323	$(70)

(i)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month		Currency to be Delivered		Currency to be Received	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	AUD	75,956		$73,890	JPM	$0	$(3,733)	$(3,733)
07/2012		7,640		7,563	MSC	0	(244)	(244)
07/2012	EUR	7,508		9,815	BOA	313	0	313
07/2012		4,730		5,945	BPS	25	(67)	(42)
07/2012		3,651		4,595	BRC	33	(59)	(26)
07/2012		3,081		3,871	FBF	0	(28)	(28)
07/2012		6,289		7,957	GSC	0	(1)	(1)
07/2012		4,758		5,993	HUS	0	(28)	(28)
07/2012		16,516		20,687	JPM	14	(228)	(214)
07/2012		375		468	RYL	0	(6)	(6)
07/2012	GBP	1,553		2,390	BPS	0	(43)	(43)
07/2012		885		1,371	DUB	0	(15)	(15)
07/2012		3,946		6,227	GSC	47	0	47
07/2012		3,947		6,223	HUS	42	0	42
07/2012		$37,405	EUR	29,972	BPS	524	0	524
07/2012		6,061		4,789	BRC	17	(17)	0
07/2012		229		185	DUB	5	0	5
07/2012		6,142		4,862	FBF	12	0	12
07/2012		4,314		3,394	JPM	0	(18)	(18)
07/2012		178		135	RBC	0	(7)	(7)
07/2012		138		110	UAG	1	0	1
07/2012		4,205	GBP	2,721	HUS	57	0	57
07/2012		1,865		1,198	JPM	12	0	12
07/2012		10,006		6,412	UAG	36	0	36
08/2012	EUR	29,972		$37,415	BPS	0	(524)	(524)
08/2012	GBP	6,412		10,005	UAG	0	(36)	(36)
08/2012		$5,617	GBP	3,611	JPM	38	0	38
09/2012	CAD	24,558		$23,891	UAG	0	(188)	(188)
09/2012	JPY	179,321		2,292	BPS	46	0	46
09/2012		28,686		362	BRC	3	0	3

						$ 1,225	$(5,242)	$(4,017)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$2,956	$0	$2,956
Corporate Bonds & Notes
Banking & Finance	0	14,777	0	14,777
Industrials	0	7,163	0	7,163
Municipal Bonds & Notes
West Virginia	0	366	0	366
U.S. Treasury Obligations	0	3,012,168	0	3,012,168
Mortgage-Backed Securities	0	2,709	0	2,709
Asset-Backed Securities	0	542	0	542
Sovereign Issues	0	122,624	0	122,624
Short-Term Instruments
Repurchase Agreements	0	2,313	0	2,313
PIMCO Short-Term Floating NAV Portfolio	410,788	0	0	410,788
Purchased Options
Interest Rate Contracts	0	0	1,838	1,838
	$410,788	$3,165,618	$1,838	$3,578,244

Financial Derivative Instruments (2) - Assets
Credit Contracts	0	127	0	127
Foreign Exchange Contracts	0	1,225	0	1,225
Interest Rate Contracts	1,093	0	0	1,093
	$1,093	$1,352	$0	$2,445

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	0	(5,242)	0	(5,242)
Interest Rate Contracts	0	(4,059)	(70)	(4,129)

	$0	$(9,301)	$(70)	$(9,371)

Totals	$411,881	$3,157,669	$1,768	$3,571,318

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Purchased Options
Interest Rate Contracts	$0	$2,008	$0	$0	$0	$(170)	$0	$0	$1,838	$(170)

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$(75)	$0	$0	$0	$0	$5	$0	$0	$(70)	$5

Totals	$(75)	$2,008	$0	$0	$0	$(165)	$0	$0	$1,768	$(165)

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Purchased Options
Interest Rate Contracts	$1,838	Indicative Market Quotations	Broker Quote	7.79
Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	(70)	Indicative Market Quotations	Broker Quote	0.15 - 0.26

Total	$1,768

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)	Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.
(4)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Senior Floating Rate Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
BANK LOAN OBLIGATIONS 94.8%
ACCO Brands Corp.
4.250% due 05/01/2019	$50	$50
Acosta, Inc.
6.000% due 03/01/2018	50	50
AES Corp.
4.250% due 05/27/2018	79	79
Allison Transmission, Inc.
2.750% due 08/07/2014	49	48
Alpha D2 Limited
5.750% due 04/27/2017	50	50
AMC Entertainment, Inc.
4.250% due 02/22/2018	25	25
AMC Networks, Inc.
4.000% due 12/31/2018	50	49
Ameristar Casinos, Inc.
4.000% due 04/14/2018	49	49
ARAMARK Corp.
2.336% due 01/26/2014	19	18
3.346% - 3.495% due 07/26/2016	52	51
Arch Coal, Inc.
5.750% due 05/17/2018	50	49
Ashland, Inc.
3.750% due 08/23/2018	99	100
Asurion LLC
5.500% due 05/24/2018	24	24
Atlantic Broadband LLC
5.250% due 04/04/2019	50	50
August LuxUK Holding Company Sarl
6.250% due 04/27/2018	28	28
August U.S. Holding Company, Inc.
6.250% due 04/27/2018	22	22
Avaya, Inc.
3.217% due 10/26/2014	74	70
Awas Aviation Capital Ltd.
3.250% due 06/25/2018	50	50
Bass Pro Group LLC 5.
5.250% due 06/13/2017	50	50
Bausch & Lomb, Inc.
5.250% due 05/17/2019	25	25
BBHI Acquisition LLC
4.500% due 12/14/2017	99	98
Biomet, Inc.
3.245% - 3.468% due 03/25/2015	49	49
BJ’s Wholesale Club, Inc.
5.250% due 09/29/2018	50	50
BNY ConvergEx Group LLC
5.250% due 12/16/2016	72	69
Brickman Group Holdings, Inc.
5.500% due 10/16/2016	35	35
Caesars Entertainment Operating Co., Inc.
5.495% due 01/28/2018	30	26
Calpine Corp.
4.500% due 04/01/2018	49	50
Capsugel Holdings U.S., Inc.
5.250% due 08/01/2018	95	95
Cardinal Health, Inc.
4.245% due 09/15/2016	25	25
Celanese U.S. Holdings LLC
3.218% due 10/31/2016	69	70
Cellular South, Inc.
4.500% - 5.750% due 07/27/2017	50	49
Charter Communications, Inc.
3.500% due 09/06/2016	38	38
Chrysler Group LLC
6.000% due 05/24/2017	25	25
Colfax Corp.
4.500% due 01/13/2019	99	100
Commscope, Inc.
4.250% due 01/14/2018	50	50
Community Health Systems, Inc.
2.495% - 2.717% due 07/25/2014	38	38
Covanta Energy Corp.
4.000% due 03/28/2019	50	50
Crown Castle Operating Co.
4.000% due 01/31/2019	50	49
Cumulus Media, Inc.
5.750% due 09/16/2018	50	50

DaVita, Inc.
4.500% due 10/20/2016	49	49
Dean Foods Co.
1.625% due 04/02/2014	49	49
Del Monte Foods Co.
4.500% due 02/16/2018	67	66
Delos Aircraft, Inc.
4.750% due 04/12/2016	100	101
Delphi Corp.
3.500% due 03/31/2017	105	105
DineEquity, Inc.
4.250% due 10/19/2017	42	42
DJO Finance LLC
6.250% due 09/15/2017	25	25
Dole Food Co., Inc.
5.000% - 6.000% due 07/08/2018	48	48
Dollar General Corp.
2.995% - 3.535% due 07/07/2014	70	70
Dunkin’ Brands, Inc.
4.000% due 11/23/2017	49	48
Emergency Medical Services Corp.
5.250% due 05/25/2018	44	44
Endo Pharmaceuticals Holdings, Inc.
4.000% due 06/17/2018	33	33
Federal Mogul Corp.
2.178% - 2.188% due 12/27/2014	65	62
2.178% - 2.188% due 12/27/2015	33	32
First Data Corp.
2.995% due 09/24/2014	75	72
Fram Group Holdings, Inc.
6.500% due 07/29/2017	50	48
Freedom Group, Inc.
5.500% due 04/19/2019	50	50
Freescale Acquisition Corp.
4.489% due 12/01/2016	99	94
Fresenius Medical Care U.S. Finance, Inc.
3.250% due 09/10/2014	76	76
General Nutrition Centers, Inc.
4.250% due 03/02/2018	50	50
Getty Images, Inc.
3.995% - 6.000% due 11/04/2015	49	49
Goodman Global, Inc.
5.750% due 10/28/2016	70	70
Goodyear Tire & Rubber Co.
4.750% due 04/19/2019	50	49
Gray Television, Inc.
3.740% due 12/31/2014	49	49
Grifols, Inc.
4.500% due 06/04/2017	25	24
HCA, Inc.
3.495% due 05/01/2018	100	97
Health Management Associates, Inc.
4.500% due 11/18/2018	50	49
Hertz Corp.
3.750% due 03/11/2018	44	44
IASIS Healthcare LLC
5.000% due 05/03/2018	50	49
IMG Worldwide, Inc.
5.500% due 06/16/2016	20	20
Immucor, Inc.
7.250% due 08/19/2018	50	50
Ineos U.S. Finance LLC
6.500% due 04/27/2018	50	49
Intelsat Jackson Holdings S.A.
5.250% due 04/02/2018	99	99
Interactive Data Corp.
4.500% due 02/11/2018	49	49
JBS USA Holdings, Inc.
4.250% due 05/25/2018	49	48
JMC Steel Group
4.750% due 04/01/2017	74	74
Kabel Deutschland GmbH
4.250% due 02/01/2019	25	25
Kinetic Concepts, Inc.
7.000% due 05/04/2018	99	100
Kronos, Inc.
6.250% due 12/28/2017	50	50
Las Vegas Sands LLC
1.750% due 05/23/2014	42	42
Lawson Software, Inc.
5.750% due 10/05/2016	50	50
LIN Television Corp.
5.000% due 12/21/2018	25	25
Live Nation Entertainment, Inc.
4.500% due 11/06/2016	74	74

LPL Holdings, Inc.
4.000% due 03/26/2019	50	50
Manitowoc Co., Inc.
3.250% due 05/13/2016	45	45
4.250% due 11/13/2017	42	41
MCC Georgia LLC
4.500% due 10/23/2017	49	49
MetroPCS Wireless, Inc.
4.000% due 03/17/2018	99	97
Michael Foods Group, Inc.
4.250% due 02/25/2018	72	72
Michaels Stores, Inc.
2.750% due 10/31/2013	50	50
Momentive Performance Materials, Inc.
3.750% due 05/05/2015	9	8
NBTY, Inc.
4.250% due 10/01/2017	21	21
NDS Treasury Americas LLC
3.750% due 03/10/2018	49	49
Neiman Marcus Group, Inc.
4.750% due 05/16/2018	50	50
Neustar, Inc.
5.000% due 11/08/2018	50	50
Nielsen Finance LLC
2.241% due 08/09/2013	15	15
Noranda Aluminum Acquisition Corp.
5.750% due 02/28/2019	25	25
Novelis, Inc.
4.000% due 03/10/2017	99	98
NRG Energy, Inc.
4.000% due 07/01/2018	50	49
Nuveen Investments, Inc.
5.961% - 5.966% due 05/13/2017	45	44
NXP BV
5.500% due 03/04/2017	50	50
Oberthur Technologies S.A.
6.252% due 08/03/2018	25	24
Oxbow Carbon & Minerals LLC
3.745% - 3.961% due 05/08/2016	47	47
Petco Animal Supplies, Inc.
4.500% due 11/24/2017	49	49
Pharmaceutical Product Development, Inc.
6.250% due 12/05/2018	50	50
Pinafore LLC
4.250% due 09/29/2016	46	46
Pinnacle Entertainment, Inc.
4.000% due 03/08/2019	50	50
Pinnacle Foods Finance LLC
3.739% - 3.968% due 10/03/2016	20	20
4.750% due 10/17/2018	25	25
Polyone Corp.
5.000% due 12/20/2017	50	50
Prestige Brands, Inc.
5.250% - 6.250% due 01/31/2019	45	45
Quintiles Transnational Corp.
5.000% due 06/08/2018	69	69
Railamerica, Inc.
4.000% due 03/01/2019	25	25
Residential Cap LLC
5.000% due 11/18/2013	25	25
Rexnord LLC
5.000% due 04/01/2018	50	50
Reynolds Group Holdings Ltd.
6.500% due 08/09/2018	73	74
RFC Borrower LLC
6.750% due 11/18/2013	25	25
Rovi Corp.
4.000% due 03/29/2019	50	50
RPI Finance Trust
4.000% due 05/10/2018	98	98
SBA Senior Finance LLC
3.750% due 06/30/2018	99	98
Schaeffler AG
6.000% due 01/27/2017	50	50
Sealed Air Corp.
4.750% due 10/03/2018	98	99
Sensata Technologies BV
4.000% due 05/12/2018	50	49
Sensus USA, Inc.
4.750% due 05/09/2017	99	98
Smart Balance, Inc.
3.250% due 07/02/2018	50	50
Solutia, Inc.
3.500% due 08/01/2017	72	72
Sophia LP
6.250% due 07/19/2018	50	50

Springleaf Finance Corp.
5.500% due 05/10/2017	65	61
SRA International, Inc.
6.500% due 07/20/2018	42	41
SunCoke Energy, Inc.
4.000% due 07/26/2018	50	50
SunGard Data Systems, Inc.
1.991% - 1.995% due 02/28/2014	71	71
SW Acquisitions Co., Inc.
4.000% due 08/17/2017	99	98
Symphonyiri Group, Inc.
5.000% due 12/01/2017	99	99
Syniverse Technologies, Inc.
5.000% due 04/23/2019	50	50
Taminco Global Chemical Corp.
3.750% due 02/15/2019	50	50
Telesat LLC
4.250% due 03/28/2019	50	50
Terex Corp.
5.500% due 04/28/2017	49	50
Transdigm, Inc.
4.000% due 02/14/2017	74	74
TransUnion LLC
5.500% due 02/10/2018	49	49
Tronox Pigments B.V.
1.000% - 4.250% due 02/08/2018	50	50
Tube City IMS Corp.
5.750% due 03/20/2019	50	50
Univar, Inc.
5.000% due 06/30/2017	49	48
Universal Health Services, Inc.
3.750% due 11/15/2016	98	97
Univision Communications, Inc.
2.239% due 09/29/2014	33	32
Valeant Pharmaceuticals International, Inc.
4.750% due 02/13/2019	50	49
Verifone Systems, Inc.
4.250% due 12/28/2018	50	50
Vertafore, Inc.
5.250% due 07/29/2016	74	74
Vodafone Americas Finance
6.250% due 07/24/2016	77	79
Walter Energy, Inc.
4.000% due 04/01/2018	68	67
Warner Chilcott Co. LLC
4.250% due 03/15/2018	74	74
Weather Channel, Inc.
4.250% due 02/11/2017	98	98
Weight Watchers International, Inc.
3.750% due 03/15/2019	50	49
Wendy’s International, Inc.
0.500% - 4.750% due 05/15/2019	50	50
Wm. Bolthouse Farms, Inc.
5.500% - 5.750% due 02/11/2016	45	45
Wolverine Healthcare
6.750% due 06/06/2019	50	50
Wolverine World Wide, Inc.
4.750% due 05/01/2019	50	50
Yankee Candle, Co.
5.250% due 04/02/2019	50	50

Total Bank Loan Obligations (Cost $8,407)		8,408

SHORT-TERM INSTRUMENTS 6.8%
REPURCHASE AGREEMENTS 2.3%
State Street Bank and Trust Co.
0.010% due 07/02/2012	204	204

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $214. Repurchase proceeds are $204.)

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (a) 4.5%
PIMCO Short-Term Floating NAV Portfolio	40,155	402

Total Short-Term Instruments (Cost $606)		606

Total Investments 101.6% (Cost $9,013)		$9,014
Other Assets and Liabilities (Net) (1.6%)		(145)

Net Assets 100.0%		$8,869

Notes to Schedule of Investments (amounts in thousands):

(a)	Affiliated to the Portfolio.

(b)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Bank Loan Obligations	$0	$8,408	$0	$8,408
Short-Term Instruments
Repurchase Agreements	0	204	0	204
PIMCO Short-Term Floating NAV Portfolio	402	0	0	402

	$402	$8,612	$0	$9,014

(ii) As of June 30, 2012, assets and liabilities valued at $50 were transferred from Level 1 to Level 2 during the period:

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 22.3%
BANKING & FINANCE 21.0%
Ally Financial, Inc.
0.468% due 12/19/2012	$39,100	$39,163
1.750% due 10/30/2012	158,440	159,226
2.200% due 12/19/2012	227,340	229,440
American Express Bank FSB
5.500% due 04/16/2013	20,082	20,835
5.550% due 10/17/2012	4,105	4,163
American Express Centurion Bank
5.550% due 10/17/2012	6,000	6,085
American Express Credit Corp.
5.875% due 05/02/2013	19,560	20,380
American Honda Finance Corp.
4.625% due 04/02/2013	585	603
ANZ National International Ltd.
0.711% due 09/28/2012 (c)	6,000	6,005
Asian Development Bank
1.625% due 07/15/2013	17,000	17,234
Bank of America Corp.
0.968% due 09/11/2012	54,450	54,448
4.875% due 09/15/2012	22,459	22,595
5.375% due 09/11/2012	4,565	4,600
Bank of Nova Scotia
1.450% due 07/26/2014	289,641	292,756
Bank One Corp.
5.250% due 01/30/2013	3,000	3,074
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	514,553	519,377
Cie de Financement Foncier S.A.
1.216% due 07/23/2012	1,200	1,200
1.625% due 07/23/2012	54,700	54,712
Citibank N.A.
0.468% due 09/21/2012	56,030	56,050
1.750% due 12/28/2012	58,861	59,306
Citigroup Funding, Inc.
1.875% due 11/15/2012	48,278	48,588
2.250% due 12/10/2012	15,000	15,136
Citigroup, Inc.
5.300% due 10/17/2012	46,380	46,962
5.500% due 08/27/2012	69,600	70,030
5.500% due 04/11/2013	13,500	13,885
Commonwealth Bank of Australia
0.616% due 02/26/2013	30,800	30,825
0.848% due 12/10/2012	3,900	3,905
0.889% due 07/12/2013	8,500	8,535
2.500% due 12/10/2012	8,919	8,994
DanFin Funding Ltd.
1.167% due 07/16/2013	58,150	58,374
FIH Erhvervsbank A/S
0.697% due 12/06/2012	2,400	2,400
0.838% due 06/13/2013	17,100	17,107
2.450% due 08/17/2012	18,620	18,668
General Electric Capital Corp.
0.468% due 12/21/2012	67,800	67,863
0.718% due 12/07/2012	2,000	2,005
1.875% due 09/16/2013	4,020	4,063
2.000% due 09/28/2012	127,553	128,083
2.125% due 12/21/2012	78,920	79,609
2.625% due 12/28/2012	148,333	150,040
Goldman Sachs Group, Inc.
5.250% due 04/01/2013	33,005	34,005
5.450% due 11/01/2012	27,610	28,013
5.700% due 09/01/2012	74,000	74,467
HSBC Finance Corp.
0.816% due 07/19/2012	53,870	53,884
0.818% due 09/14/2012	14,190	14,191
4.750% due 07/15/2013	8,120	8,384
6.375% due 11/27/2012	26,893	27,465
HSBC Holdings PLC
5.250% due 12/12/2012	21,590	21,982
John Deere Capital Corp.
5.100% due 01/15/2013	60	62
JPMorgan Chase & Co.
0.712% due 12/26/2012	149,815	150,253
Landwirtschaftliche Rentenbank
0.487% due 02/12/2013	20,000	20,003
4.375% due 01/15/2013	1,000	1,021

Macquarie Bank Ltd.
0.766% due 07/17/2012	43,400	43,399
0.767% due 07/16/2012	11,500	11,500
MassMutual Global Funding
3.625% due 07/16/2012	3,200	3,203
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	9,709	9,906
5.571% due 10/04/2012	400	402
6.050% due 08/15/2012	132,113	132,843
Metropolitan Life Global Funding
2.500% due 01/11/2013	27,030	27,286
5.125% due 04/10/2013	18,320	18,929
Monumental Global Funding Ltd.
5.500% due 04/22/2013	4,430	4,586
Morgan Stanley
5.250% due 11/02/2012	7,400	7,494
5.750% due 08/31/2012	2,400	2,416
Nationwide Building Society
2.500% due 08/17/2012	71,100	71,281
5.500% due 07/18/2012	5,800	5,811
Nordic Investment Bank
3.500% due 09/11/2013	11,000	11,407
PACCAR Financial Corp.
2.050% due 06/17/2013	1,960	1,990
Pricoa Global Funding
5.400% due 10/18/2012	2,750	2,785
Regions Financial Corp.
4.875% due 04/26/2013	1,000	1,017
Stadshypotek AB
1.011% due 09/30/2013	13,000	12,997
1.450% due 09/30/2013	14,370	14,487
Suncorp-Metway Ltd.
0.696% due 10/19/2012	2,050	2,049
1.967% due 07/16/2012	172,155	172,249
Swedbank AB
0.917% due 01/14/2013	16,410	16,415
2.900% due 01/14/2013	8,000	8,101
TIAA Global Markets, Inc.
5.125% due 10/10/2012	9,290	9,395
U.S. Central Federal Credit Union
1.900% due 10/19/2012	603,814	606,901
Wells Fargo & Co.
5.250% due 10/23/2012	3,120	3,165
Western Corporate Federal Credit Union
1.750% due 11/02/2012	174,415	175,327
Westpac Banking Corp.
0.658% due 12/14/2012	59,150	59,179

		4,216,574

INDUSTRIALS 1.0%
Anheuser-Busch InBev Worldwide, Inc.
1.192% due 03/26/2013	2,760	2,775
2.500% due 03/26/2013	22,425	22,743
3.000% due 10/15/2012	4,850	4,883
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	3,620	3,662
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	62,207	65,582
Comcast Holdings Corp.
10.625% due 07/15/2012	4,908	4,921
COX Communications, Inc.
7.125% due 10/01/2012	4,105	4,167
CSX Corp.
5.750% due 03/15/2013	742	767
Diageo Capital PLC
5.200% due 01/30/2013	6,571	6,751
Diageo Finance BV
5.500% due 04/01/2013	9,033	9,366
HJ Heinz Co.
5.350% due 07/15/2013	19,896	20,857
Kinder Morgan Energy Partners LP
5.850% due 09/15/2012	100	101
Kraft Foods, Inc.
2.625% due 05/08/2013	1,075	1,091
6.000% due 02/11/2013	6,690	6,897
Reynolds American, Inc.
7.250% due 06/01/2013	1,000	1,056
Texas Instruments, Inc.
0.647% due 05/15/2013	41,100	41,241
Time Warner Cable, Inc.
5.400% due 07/02/2012	7,100	7,100
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	2,846	2,899
UST LLC
6.625% due 07/15/2012	1,400	1,402
WMC Finance USA Ltd.
5.125% due 05/15/2013	1,300	1,352

		209,613

UTILITIES 0.3%
BellSouth Corp.
4.020% due 04/26/2021	29,000	29,738
BP Capital Markets PLC
3.750% due 06/17/2013	3,000	3,087
5.250% due 11/07/2013	15,000	15,900
MidAmerican Energy Holdings Co.
3.150% due 07/15/2012	850	851
Public Service Co. of Colorado
7.875% due 10/01/2012	1,850	1,883
Virginia Electric and Power Co.
5.100% due 11/30/2012	1,120	1,141

		52,600

Total Corporate Bonds & Notes (Cost $4,479,248)		4,478,787

MUNICIPAL BONDS & NOTES 0.1%
NEW YORK 0.1%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	21,800	21,808

Total Municipal Bonds & Notes (Cost $21,800)		21,808

U.S. GOVERNMENT AGENCIES 25.3%
Fannie Mae
0.350% due 11/23/2012	9,800	9,807
0.428% due 12/20/2012	126,500	126,633
0.500% due 08/09/2013	125,945	126,280
0.750% due 02/26/2013	57,729	57,922
1.050% due 10/22/2013	1,100	1,110
1.750% due 02/22/2013	92,333	93,202
4.000% due 01/28/2013 - 04/08/2013	11,740	12,000
4.125% due 04/15/2013	1,000	1,030
4.375% due 03/15/2013	10,000	10,290
4.625% due 10/15/2013	2,100	2,217
4.750% due 02/21/2013	44,945	46,222
Federal Farm Credit Bank
0.220% due 09/06/2013 - 11/04/2013	126,510	126,526
0.246% due 07/29/2013	70,000	70,081
0.260% due 08/28/2013	10,000	10,006
0.275% due 07/22/2013	24,500	24,534
0.326% due 06/14/2013	20,000	20,040
1.375% due 06/25/2013	3,900	3,944
Federal Home Loan Bank
0.195% due 10/25/2012 - 10/26/2012	200,000	200,048
0.200% due 04/30/2013	22,100	22,094
0.240% due 11/25/2013 - 12/27/2013	999,830	999,870
0.240% due 01/02/2014 (a)	260,930	260,924
0.248% due 12/11/2013	104,340	104,360
0.280% due 10/25/2013	106,000	105,986
0.290% due 08/15/2013	67,500	67,520
0.300% due 06/14/2013 - 11/25/2013	176,000	175,898
0.375% due 01/29/2013	66,930	66,984
1.750% due 03/08/2013	53,675	54,193
Freddie Mac
0.181% due 09/13/2013	400,000	400,130
0.185% due 11/02/2012	441,600	441,696
0.188% due 05/16/2013	610,900	611,153
0.189% due 02/04/2013 - 06/03/2013	439,800	439,890
0.204% due 03/21/2013	123,750	123,840
0.209% due 11/04/2013	70,579	70,625
0.500% due 10/15/2013	40,375	40,489
4.500% due 01/15/2013	156,066	159,648

Total U.S. Government Agencies (Cost $5,085,721)		5,087,192

U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Inflation Protected Securities (b)
3.000% due 07/15/2012	207,690	207,836
U.S. Treasury Notes
0.375% due 06/30/2013	2,116	2,119

Total U.S. Treasury Obligations (Cost $210,116)		209,955

MORTGAGE-BACKED SECURITIES 0.5%
Arkle Master Issuer PLC
0.443% due 02/17/2013	64,000	64,157

Fosse Master Issuer PLC
0.423% due 10/18/2054	25,570	25,466

Total Mortgage-Backed Securities (Cost $89,570)		89,623

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.339% due 06/17/2013	17,372	17,379

Total Asset-Backed Securities (Cost $17,372)		17,379

SOVEREIGN ISSUES 2.4%
Export Development Canada
0.350% due 03/19/2013	38,000	38,014
Financement-Quebec
5.000% due 10/25/2012	37,590	38,073
Hydro Quebec
8.000% due 02/01/2013	14,320	14,934
Japan Bank for International Cooperation
1.500% due 07/06/2012	5,000	5,000
4.375% due 11/26/2012	72,100	73,081
Kommuninvest Sverige AB
1.875% due 06/04/2013	2,000	2,022
2.125% due 09/17/2012	6,800	6,822
5.375% due 07/03/2012	67,709	67,709
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	14,572	15,305
Province of British Columbia
4.300% due 05/30/2013	11,733	12,153
Province of Nova Scotia
7.250% due 07/27/2013	13,420	14,415
Province of Ontario
1.875% due 11/19/2012	53,525	53,819
3.500% due 07/15/2013	13,089	13,500
4.375% due 02/15/2013	5,119	5,243
5.125% due 07/17/2012	113,020	113,198

Total Sovereign Issues (Cost $473,678)		473,288

SHORT-TERM INSTRUMENTS 49.2%
CERTIFICATES OF DEPOSIT 3.2%
Banco do Brasil S.A.
0.000% due 03/26/2013	45,610	45,311
0.000% due 03/28/2013	45,790	45,231
Bank of Nova Scotia
0.666% due 07/27/2012	47,800	47,801
0.716% due 08/09/2012	159,800	159,812
Intesa Sanpaolo SpA
2.375% due 12/21/2012	13,000	12,679
Itau Unibanco Holding S.A.
0.000% due 03/26/2013	35,000	34,393
Nordea Bank Finland PLC
0.669% due 07/05/2012	25,750	25,750
Rabobank Group
0.566% due 07/19/2012	271,300	271,288

		642,265

COMMERCIAL PAPER 5.9%
Anheuser Busch Co., Inc.
0.320% due 09/24/2012	4,100	4,095
BP Capital Markets PLC
0.666% due 02/08/2013	36,400	36,441
0.750% due 02/22/2013	23,865	23,821
0.830% due 02/22/2013	57,700	57,594
British Telecommunications PLC
0.838% due 10/29/2012	5,700	5,683
1.600% due 05/15/2013	8,200	8,109
1.640% due 05/15/2013	39,000	38,567
1.740% due 06/03/2013	20,000	19,760
Commonwealth Edison Co.
0.450% due 07/06/2012	3,100	3,100
Daimler Finance North America LLC
1.130% due 03/15/2013	28,000	27,801
Dominion Resources, Inc.
0.410% due 07/16/2012	18,800	18,797
0.410% due 07/17/2012	23,220	23,216
0.420% due 07/17/2012	23,680	23,676
Ecolab, Inc.
0.420% due 07/18/2012	22,100	22,096
0.420% due 07/23/2012	2,200	2,199
0.420% due 07/26/2012	6,500	6,498
0.425% due 07/16/2012	1,800	1,800
0.450% due 07/30/2012	10,000	9,996

Ford Motor Credit Co.
0.925% due 07/06/2012	5,100	5,099
1.155% due 07/02/2012	5,400	5,400
1.240% due 07/11/2012	38,200	38,188
1.240% due 07/20/2012	43,000	42,973
1.280% due 07/02/2012	25,320	25,320
1.280% due 07/06/2012	2,600	2,600
1.850% due 07/13/2012	27,100	27,085
Kells Funding LLC
0.300% due 07/09/2012	46,600	46,597
0.370% due 07/17/2012	103,800	103,784
0.600% due 08/24/2012	19,850	19,832
0.700% due 08/01/2012	925	924
Nissan Motor Acceptance Corp.
0.440% due 07/11/2012	3,500	3,500
Pacific Gas & Electric Co.
0.430% due 07/11/2012	18,000	17,998
Reed Elsevier Capital, Inc.
0.440% due 07/11/2012	3,600	3,600
0.530% due 07/16/2012	9,900	9,898
Spectra Energy Capital LLC
0.420% due 07/11/2012	1,040	1,040
0.440% due 07/18/2012	700	700
0.450% due 07/11/2012	8,530	8,529
0.460% due 07/10/2012	34,750	34,746
Straight-A Funding LLC
0.180% due 07/02/2012	70,869	70,869
0.180% due 07/23/2012	22,750	22,748
0.180% due 07/24/2012	16,176	16,174
0.180% due 07/26/2012	31,900	31,896
0.180% due 08/06/2012	42,100	42,093
0.180% due 08/07/2012	5,113	5,112
0.180% due 08/13/2012	44,875	44,866
0.180% due 08/22/2012	4,620	4,619
0.180% due 09/05/2012	96,880	96,845
0.180% due 09/21/2012	13,700	13,694
Texas Public Finance Authority Revenue Notes, Series 2012
0.280% due 07/10/2012	13,000	13,000
Vodafone Group PLC
1.200% due 06/11/2013	5,400	5,343
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012	7,000	7,000
0.480% due 07/09/2012	44,000	43,996
0.480% due 07/11/2012	14,830	14,828
0.480% due 07/16/2012	20,400	20,396

		1,184,541

REPURCHASE AGREEMENTS 30.6%
Banc of America Securities LLC
0.190% due 07/02/2012	33,200	33,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% - 2.000% due 06/15/2015 - 11/15/2021 valued at $33,931. Repurchase proceeds are $33,201)
0.200% due 07/02/2012	33,200	33,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.875% - 2.000% due 02/28/2017 - 02/15/2022 valued at $34,079. Repurchase proceeds are $33,201)
Bank of Nova Scotia
0.190% due 07/02/2012	100,000	100,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $102,112. Repurchase proceeds are $100,004)
0.200% due 07/02/2012	21,700	21,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $22,154. Repurchase proceeds are $21,700)
Barclays Capital, Inc.
0.160% due 07/02/2012	8,800	8,800

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $4,484 and U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2013 valued at $4,491. Repurchase proceeds are $8,800)

0.170% due 07/02/2012	5,300	5,300
(Dated 06/29/2012. Collateralized by Freddie Mac 3.500% due 06/01/2042 valued at $5,501. Repurchase proceeds are $5,300)
0.190% due 07/12/2012	25,600	25,600
(Dated 06/05/2012. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $25,192. Repurchase proceeds are $25,604)
0.250% due 07/12/2012	1,550,000	1,550,000

(Dated 05/17/2012. Collateralized by Fannie Mae 3.192% - 4.500% due 06/01/2041 - 03/01/2042 valued at $951,413 and Freddie Mac 4.500% due 01/01/2041 - 04/01/2041 valued at $640,603. Repurchase proceeds are $1,550,495)

0.310% due 12/22/2013	345	345
(Dated 12/27/2011. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $354. Repurchase proceeds are $346)
0.330% due 07/13/2012	690	690
(Dated 11/17/2011. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $709. Repurchase proceeds are $691)
0.330% due 01/19/2014	167	167
(Dated 01/20/2012. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $177. Repurchase proceeds are $167)
0.330% due 03/21/2014	15,194	15,194
(Dated 03/23/2012. Collateralized by Aon Corp. 7.375% due 12/14/2012 valued at $15,462. Repurchase proceeds are $15,208)
0.340% due 04/24/2014	16,469	16,469
(Dated 04/25/2012. Collateralized by Macy’s Retail Holdings, Inc. 5.750% due 07/15/2014 valued at $17,356. Repurchase proceeds are $16,480)
0.370% due 07/13/2012	350	350
(Dated 06/28/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $353. Repurchase proceeds are $353)
0.400% due 08/26/2012	527	527
(Dated 08/27/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $532. Repurchase proceeds are $531)

0.420% due 05/11/2014	5,825	5,825
(Dated 05/11/2010. Collateralized by UST LLC 6.625% due 07/15/2012 valued at $5,867. Repurchase proceeds are $5,878)
BNP Paribas Securities Corp.
0.200% due 07/02/2012	42,600	42,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 0.500% due 04/15/2015 valued at $47,053. Repurchase proceeds are $42,601)
0.200% due 07/09/2012	68,700	68,700
(Dated 06/12/2012. Collateralized by Freddie Mac 3.000% due 05/01/2027 valued at $69,820. Repurchase proceeds are $68,708)
0.200% due 07/30/2012	200,000	200,000
(Dated 06/11/2012. Collateralized by U.S. Treasury Bonds 4.750% due 02/15/2037 valued at $204,371. Repurchase proceeds are $200,023)
0.210% due 07/05/2012	100,000	100,000
(Dated 06/04/2012. Collateralized by Fannie Mae 4.000% - 4.500% due 09/01/2040 - 04/01/2042 valued at $103,164. Repurchase proceeds are $100,016)
0.280% due 07/02/2012	9,000	9,000
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 06/01/2042 valued at $9,336. Repurchase proceeds are $9,000)
Citigroup Global Markets, Inc.
0.200% due 07/02/2012	16,200	16,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 2.375% due 03/31/2014 - 09/30/2014 valued at $16,547. Repurchase proceeds are $16,200)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012	206,700	206,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.750% - 2.375% due 03/31/2014 - 10/31/2014 valued at $211,656. Repurchase proceeds are $206,703)
0.190% due 07/02/2012	125,000	125,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Notes 2.125% due 02/29/2016 valued at $127,788. Repurchase proceeds are $125,005)
Deutsche Bank Securities, Inc.
0.140% due 07/02/2012	18,900	18,900
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $19,312. Repurchase proceeds are $18,900.)
Goldman Sachs Group, Inc. (The)
0.190% due 07/02/2012	5,800	5,800
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $5,998. Repurchase proceeds are $5,800)
0.190% due 07/10/2012	400,000	400,000
(Dated 06/07/2012. Collateralized by Fannie Mae 3.500% - 5.500% due 08/01/2024 - 01/01/2039 valued at $414,769. Repurchase proceeds are $400,053)
0.190% due 07/10/2012	400,000	400,000
(Dated 06/08/2012. Collateralized by Fannie Mae 5.500% due 08/01/2037 - 01/01/2039 valued at $224,549 and Freddie Mac 4.500% due 04/01/2040 valued at $191,079. Repurchase proceeds are $400,051)
0.200% due 07/12/2012	750,000	750,000
(Dated 06/01/2012. Collateralized by Fannie Mae 3.500% - 5.000% due 11/01/2026 - 04/01/2038 valued at $751,399. Repurchase proceeds are $750,129)
HSBC Bank USA N.A.
0.220% due 07/02/2012	179,800	179,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% - 3.625% due 08/31/2013 - 02/15/2020 valued at $183,506. Repurchase proceeds are $179,803.)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	94,800	94,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% - 3.125% due 01/31/2013 - 06/30/2016 valued at $96,850. Repurchase proceeds are $94,802)
0.200% due 07/09/2012	400,000	400,000

(Dated 06/08/2012. Collateralized by Fannie Mae 3.500% - 4.000% due 02/01/2032 - 12/01/2041 valued at $256,944 and Freddie Mac 5.000% due 05/01/2040 valued at $156,844. Repurchase proceeds are $400,053)

0.210% due 07/02/2012	7,200	7,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.375% due 05/15/2013 valued at $7,354. Repurchase proceeds are $7,200)
0.280% due 07/03/2012	7,300	7,300
(Dated 07/02/2012. Collateralized by Fannie Mae 0.880% due 01/20/2015 valued at $7,461. Repurchase proceeds are $7,300)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	451,700	451,700
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 3.750% due 08/15/2041 valued at $454,192 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $5,617. Repurchase proceeds are $451,708)
0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $5,617. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	700	700
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.500% due 06/16/2014 valued at $715. Repurchase proceeds are $700)
RBC Capital Markets LLC
0.150% due 07/02/2012	100,000	100,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Inflation Protected Securities 3.875% due 04/15/2029 valued at $101,582. Repurchase proceeds are $100,003)
0.190% due 07/02/2012	250,000	250,000
(Dated 06/25/2012. Collateralized by Ginnie Mae 4.000% - 4.500% due 07/20/2041 - 08/20/2041 valued at $259,186. Repurchase proceeds are $250,009)
0.190% due 07/02/2012	100,000	100,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $102,118. Repurchase proceeds are $100,002)
0.200% due 07/02/2012	124,600	124,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $127,240. Repurchase proceeds are $124,602)
State Street Bank and Trust Co.
0.010% due 07/02/2012	1,016	1,016
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $1,039. Repurchase proceeds are $1,016.)
TD Securities (USA) LLC
0.190% due 07/02/2012	222,400	222,400
(Dated 06/12/2012. Collateralized by Fannie Mae 0.750% - 0.875% due 02/26/2013 - 08/28/2014 valued at $225,160. Repurchase proceeds are $222,423.)
0.190% due 07/02/2012	23,700	23,700
(Dated 06/29/2012. Collateralized U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $24,240. Repurchase proceeds are $23,700.)

UBS Securities LLC
0.200% due 07/02/2012	14,500	14,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $14,829. Repurchase proceeds are $14,500.)

		6,148,983

SHORT-TERM NOTES 9.5%
American Honda Finance Corp.
0.616% due 05/02/2013	7,900	7,900
Bank of America Auto Trust
0.269% due 04/15/2013	18,385	18,399
Export Development Canada
0.335% due 05/23/2013	55,930	55,995
Federal Farm Credit Bank
0.140% due 01/28/2013	85,500	85,448
0.150% due 02/06/2013	97,175	97,118
0.200% due 03/13/2013	165,000	164,931
Federal Home Loan Bank
0.125% due 02/14/2013 - 03/05/2013	205,135	204,992
0.160% due 01/25/2013	199,000	198,930
0.180% due 06/13/2013	472,900	472,866
0.190% due 01/14/2013 - 02/15/2013	335,000	334,943
0.200% due 01/11/2013 - 03/01/2013	151,000	150,978
0.230% due 04/17/2013	81,500	81,493
0.250% due 02/28/2013	14,200	14,200
Pacific Gas & Electric Co.
0.917% due 11/20/2012	1,100	1,102
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	15,600	15,600

		1,904,895

Total Short-Term Instruments (Cost $9,879,716)		9,880,684

Total Investments 100.9% (Cost $20,257,221)		$20,258,716
Other Assets and Liabilities (Net) (0.9%)		(181,711)

Net Assets 100.0%		$20,077,005

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Restricted securities as of June 30, 2012:

Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
ANZ National International Ltd.	0.711%	09/28/2012	05/12/2011 - 12/12/2011	$6,003	$6,005	0.03%

(d)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$4,216,574	$0	$4,216,574
Industrials	0	209,613	0	209,613
Utilities	0	52,600	0	52,600
Municipal Bonds & Notes
New York	0	21,808	0	21,808
U.S. Government Agencies	0	5,087,192	0	5,087,192
U.S. Treasury Obligations	0	209,955	0	209,955
Mortgage-Backed Securities	0	89,623	0	89,623
Asset-Backed Securities	0	17,379	0	17,379
Sovereign Issues	0	473,288	0	473,288
Short-Term Instruments
Certificates of Deposit	0	642,265	0	642,265
Commercial Paper	0	1,184,541	0	1,184,541
Repurchase Agreements	0	6,148,983	0	6,148,983

Short-Term Notes	0	1,904,895	0	1,904,895

	$0	$20,258,716	$0	$20,258,716

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$30,831	$0	$0	$0	$0	$(6)	$0	$(30,825)	$0	$0
Sovereign Issues	29,994	0	(30,017)	(3)	2	24	0	0	0	0

Totals	$60,825	$0	$(30,017)	$(3)	$2	$18	$0	$(30,825)	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio II

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 16.3%
BANKING & FINANCE 15.4%
Ally Financial, Inc.
0.468% due 12/19/2012	$300	$301
1.750% due 10/30/2012	24,740	24,863
2.200% due 12/19/2012	20,980	21,174
American Express Bank FSB
5.500% due 04/16/2013	2,110	2,189
5.550% due 10/17/2012	450	456
American Express Centurion Bank
5.550% due 10/17/2012	800	811
American Express Credit Corp.
5.875% due 05/02/2013	3,860	4,022
ANZ National International Ltd.
6.200% due 07/19/2013	1,250	1,311
Bank of America Corp.
4.875% due 09/15/2012	16,055	16,152
5.375% due 09/11/2012	5,850	5,894
Bank of Nova Scotia
1.450% due 07/26/2014	50,200	50,740
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	114,890	115,967
Cie de Financement Foncier S.A.
1.625% due 07/23/2012	5,000	5,001
Citibank N.A.
0.468% due 09/21/2012	20,100	20,107
Citigroup Funding, Inc.
1.875% due 11/15/2012	2,300	2,315
Citigroup, Inc.
5.300% due 10/17/2012	3,440	3,483
5.500% due 08/27/2012	1,000	1,006
5.500% due 04/11/2013	10,500	10,799
Commonwealth Bank of Australia
0.616% due 02/26/2013	2,500	2,502
0.889% due 07/12/2013	1,800	1,807
DanFin Funding Ltd.
1.167% due 07/16/2013	7,500	7,529
FIH Erhvervsbank A/S
0.838% due 06/13/2013	2,000	2,001
2.450% due 08/17/2012	2,000	2,005
General Electric Capital Corp.
0.468% due 12/21/2012	3,600	3,603
0.718% due 12/07/2012	1,000	1,003
1.875% due 09/16/2013	470	475
2.000% due 09/28/2012	17,000	17,071
2.125% due 12/21/2012	2,690	2,714
2.625% due 12/28/2012	13,400	13,554
Goldman Sachs Group, Inc.
5.250% due 04/01/2013	2,180	2,246
5.450% due 11/01/2012	7,425	7,533
5.700% due 09/01/2012	10,920	10,989
HSBC Finance Corp.
0.816% due 07/19/2012	11,346	11,349
0.818% due 09/14/2012	6,225	6,225
4.750% due 07/15/2013	990	1,022
6.375% due 11/27/2012	5,990	6,117
JPMorgan Chase & Co.
2.125% due 12/26/2012	9,070	9,155
Landwirtschaftliche Rentenbank
0.487% due 02/12/2013	2,370	2,370
4.375% due 01/15/2013	700	715
Macquarie Bank Ltd.
0.766% due 07/17/2012	3,400	3,400
0.767% due 07/16/2012	5,000	5,000
MassMutual Global Funding
3.625% due 07/16/2012	300	300
Merrill Lynch & Co., Inc.
5.450% due 02/05/2013	1,140	1,163
6.050% due 08/15/2012	6,340	6,375
Metropolitan Life Global Funding
2.500% due 01/11/2013	3,220	3,251
5.125% due 04/10/2013	2,240	2,315
Monumental Global Funding Ltd.
5.500% due 04/22/2013	780	808
Morgan Stanley
5.750% due 08/31/2012	2,000	2,013
PACCAR Financial Corp.
2.050% due 06/17/2013	220	223

Stadshypotek AB
1.011% due 09/30/2013	1,600	1,600
1.450% due 09/30/2013	690	696
Suncorp-Metway Ltd.
1.967% due 07/16/2012	11,625	11,631
Swedbank AB
0.917% due 01/14/2013	2,000	2,001
2.900% due 01/14/2013	1,000	1,013
TIAA Global Markets, Inc.
5.125% due 10/10/2012	1,170	1,183
U.S. Central Federal Credit Union
1.900% due 10/19/2012	18,550	18,645
Wells Fargo & Co.
5.250% due 10/23/2012	550	558
Western Corporate Federal Credit Union
1.750% due 11/02/2012	56,800	57,097
Westpac Banking Corp.
0.658% due 12/14/2012	35,040	35,057

		552,905

INDUSTRIALS 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1.192% due 03/26/2013	460	462
2.500% due 03/26/2013	2,600	2,637
3.000% due 10/15/2012	810	816
Canadian Natural Resources Ltd.
5.450% due 10/01/2012	520	526
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013	7,005	7,385
Comcast Holdings Corp.
10.625% due 07/15/2012	600	602
COX Communications, Inc.
7.125% due 10/01/2012	280	284
Diageo Capital PLC
5.200% due 01/30/2013	775	796
Diageo Finance BV
5.500% due 04/01/2013	1,100	1,140
HJ Heinz Co.
5.350% due 07/15/2013	2,000	2,097
Kraft Foods, Inc.
6.000% due 02/11/2013	725	747
Texas Instruments, Inc.
0.647% due 05/15/2013	4,800	4,817
Time Warner Cable, Inc.
5.400% due 07/02/2012	700	700
Time Warner Entertainment Co. LP
8.875% due 10/01/2012	325	331
UST LLC
6.625% due 07/15/2012	175	175

		23,515

UTILITIES 0.3%
BellSouth Corp.
4.020% due 04/26/2021	4,000	4,102
BP Capital Markets PLC
3.750% due 06/17/2013	360	370
5.250% due 11/07/2013	4,600	4,876

		9,348

Total Corporate Bonds & Notes (Cost $585,836)		585,768

MUNICIPAL BONDS & NOTES 0.0%
NEW YORK 0.0%
New York City, New York General Obligation Notes, Series 2011
0.650% due 08/01/2012	1,575	1,576

Total Municipal Bonds & Notes (Cost $1,575)		1,576

U.S. GOVERNMENT AGENCIES 24.5%
Fannie Mae
0.265% due 11/23/2012	75,000	75,042
0.350% due 11/23/2012	1,000	1,001
1.750% due 02/22/2013 - 05/07/2013	59,554	60,275
3.250% due 04/09/2013	39,088	40,015
3.625% due 02/12/2013	30,000	30,617
4.375% due 03/15/2013	65,000	66,888
Federal Farm Credit Bank
0.220% due 09/06/2013 - 11/04/2013	14,210	14,212
0.246% due 07/29/2013	5,000	5,006
0.275% due 07/22/2013	2,000	2,003

Federal Home Loan Bank
0.240% due 11/25/2013 - 12/27/2013	119,890	119,895
0.240% due 01/02/2014 (a)	51,370	51,369
0.248% due 12/11/2013	15,760	15,763
0.280% due 08/13/2013	12,000	12,002
0.290% due 08/15/2013 - 11/14/2013	16,000	16,001
0.300% due 10/18/2013	20,000	19,988
0.375% due 10/18/2013	10,000	10,011
0.500% due 08/28/2013	19,000	19,051
1.625% due 11/21/2012	6,310	6,346
4.500% due 11/15/2012	1,010	1,026
Freddie Mac
0.181% due 09/13/2013	35,000	35,011
0.185% due 11/02/2012	160,000	160,035
0.188% due 05/16/2013	50,100	50,121
0.189% due 05/06/2013 - 06/03/2013	30,260	30,264
0.375% due 10/30/2013	15,000	15,042
0.515% due 11/26/2012	12,290	12,309
4.500% due 01/15/2013	10,786	11,033

Total U.S. Government Agencies (Cost $880,147)		880,326

U.S. TREASURY OBLIGATIONS 0.6%
U.S. Treasury Inflation Protected Securities (b)
3.000% due 07/15/2012	23,162	23,178

Total U.S. Treasury Obligations (Cost $23,196)		23,178

MORTGAGE-BACKED SECURITIES 0.4%
Arkle Master Issuer PLC
0.443% due 02/17/2013	10,100	10,125
Fosse Master Issuer PLC
0.423% due 10/18/2054	3,450	3,436

Total Mortgage-Backed Securities (Cost $13,550)		13,561

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.339% due 06/17/2013	2,406	2,407

Total Asset-Backed Securities (Cost $2,406)		2,407

SOVEREIGN ISSUES 1.7%
Export Development Canada
0.350% due 03/19/2013	4,800	4,802
Financement-Quebec
5.000% due 10/25/2012	6,610	6,695
Hydro Quebec
8.000% due 02/01/2013	1,670	1,742
Japan Bank for International Cooperation
4.375% due 11/26/2012	8,000	8,109
Kommuninvest Sverige AB
2.125% due 09/17/2012	760	762
5.375% due 07/03/2012	9,180	9,180
Ontario Electricity Financial Corp.
7.450% due 03/31/2013	1,740	1,827
Province of British Columbia
4.300% due 05/30/2013	2,000	2,072
Province of Nova Scotia
7.250% due 07/27/2013	1,510	1,622
Province of Ontario
1.875% due 11/19/2012	25,700	25,841

Total Sovereign Issues (Cost $62,701)		62,652

SHORT-TERM INSTRUMENTS 52.6%
CERTIFICATES OF DEPOSIT 0.9%
Bank of Nova Scotia
0.648% due 09/16/2013	7,500	7,501
0.666% due 07/27/2012	3,750	3,750
0.716% due 08/09/2012	9,500	9,501
Intesa Sanpaolo SpA
2.375% due 12/21/2012	1,500	1,463
Nordea Bank Finland PLC
0.669% due 07/05/2012	2,400	2,400
Rabobank Group
0.566% due 07/19/2012	6,500	6,500

		31,115

COMMERCIAL PAPER 4.4%
Anheuser Busch Co., Inc.
0.320% due 09/24/2012	1,000	999

BP Capital Markets PLC
0.750% due 02/22/2013	3,000	2,994
British Telecommunications PLC
0.838% due 10/29/2012	4,550	4,537
1.600% due 05/15/2013	1,100	1,088
1.640% due 05/15/2013	5,190	5,133
Commonwealth Edison Co.
0.450% due 07/06/2012	1,000	1,000
Daimler Finance North America LLC
1.130% due 03/15/2013	3,125	3,103
Dominion Resources, Inc.
0.410% due 07/16/2012	2,975	2,974
0.410% due 07/17/2012	3,100	3,099
0.420% due 07/17/2012	4,880	4,879
Ecolab, Inc.
0.420% due 07/18/2012	3,050	3,049
0.420% due 07/23/2012	350	350
0.420% due 07/26/2012	1,000	1,000
0.425% due 07/16/2012	350	350
0.450% due 07/30/2012	2,500	2,499
Ford Motor Credit Co.
1.190% due 08/14/2012	2,870	2,866
1.240% due 07/20/2012	6,000	5,996
1.280% due 07/02/2012	3,130	3,130
1.850% due 07/13/2012	8,300	8,295
Kells Funding LLC
0.370% due 07/17/2012	26,200	26,196
Nissan Motor Acceptance Corp.
0.440% due 07/11/2012	1,280	1,280
Pacific Gas & Electric Co.
0.430% due 07/06/2012	1,850	1,850
0.430% due 07/11/2012	350	350
Reed Elsevier Capital, Inc.
0.440% due 07/11/2012	1,500	1,500
0.530% due 07/16/2012	1,300	1,300
Spectra Energy Capital LLC
0.420% due 07/11/2012	260	260
0.450% due 07/11/2012	1,290	1,290
0.460% due 07/10/2012	6,650	6,649
Straight-A Funding LLC
0.180% due 07/02/2012	1,700	1,700
0.180% due 07/23/2012	1,800	1,800
0.180% due 07/24/2012	300	300
0.180% due 07/26/2012	1,400	1,400
0.180% due 08/06/2012	12,000	11,998
0.180% due 08/13/2012	11,000	10,998
0.180% due 09/05/2012	11,130	11,126
0.180% due 09/21/2012	2,060	2,059
Texas Public Finance Authority Revenue Notes, Series 2012
0.280% due 07/10/2012	1,900	1,900
Vodafone Group PLC
1.200% due 06/11/2013	650	643
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012	2,700	2,700
0.480% due 07/09/2012	13,400	13,399

		158,039

REPURCHASE AGREEMENTS 35.5%
Bank of Nova Scotia
0.190% due 07/02/2012	50,000	50,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Notes 1.500% due 07/31/2016 valued at $51,041. Repurchase proceeds are $50,002)
0.200% due 07/02/2012	100,000	100,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.500% due 08/15/2014 valued at $102,084. Repurchase proceeds are $100,002)
Barclays Capital, Inc.
0.160% due 07/02/2012	4,400	4,400

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $2,243 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $4,400)

0.250% due 07/12/2012	200,000	200,000
(Dated 05/17/2012. Collateralized by Fannie Mae 3.669% - 4.500% due 01/01/2040 - 08/01/2041 valued at $203,844. Repurchase proceeds are $200,064)
BNP Paribas Securities Corp.
0.200% due 07/30/2012	15,000	15,000
(Dated 06/11/2012. Collateralized by U.S. Treasury Bonds 6.125% due 08/15/2029 valued at $15,197. Repurchase proceeds are $15,002)
0.220% due 07/12/2012	50,000	50,000
(Dated 06/13/2012. Collateralized by Freddie Mac 4.500% due 10/01/2041 valued at $52,709. Repurchase proceeds are $50,006)
Citigroup Global Markets, Inc.
0.140% due 07/03/2012	100,000	100,000
(Dated 06/27/2012. Collateralized by Fannie Mae 5.000% due 05/01/2033 valued at $103,958. Repurchase proceeds are $100,002)
0.160% due 07/02/2012	75,000	75,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.125% due 08/15/2021 valued at $76,720. Repurchase proceeds are $75,001)
0.180% due 07/03/2012	6,900	6,900
(Dated 06/21/2012. Collateralized by FNMA POOL AB4589 3.500% due 03/01/2042 valued at $7,135. Repurchase proceeds are $6,900)
0.190% due 07/05/2012	11,000	11,000
(Dated 06/14/2012. Collateralized by Fannie Mae 4.500% due 05/01/2041 valued at $11,411. Repurchase proceeds are $11,001)

0.200% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 03/31/2014 valued at $5,618. Repurchase proceeds are $5,500)
0.220% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Federal Home Loan Bank 0.350% due 11/22/2013 valued at $5,615. Repurchase proceeds are $5,500)
Deutsche Bank Securities, Inc.
0.140% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $5,621. Repurchase proceeds are $5,500.)
Goldman Sachs Group, Inc. (The)
0.190% due 07/02/2012	5,800	5,800
(Dated 06/29/2012. Collateralized by Fannie Mae 3.500% due 07/01/2042 valued at $5,998. Repurchase proceeds are $5,800)
0.190% due 07/10/2012	35,000	35,000
(Dated 06/07/2012. Collateralized by Freddie Mac 3.500% due 11/01/2026 valued at $36,310. Repurchase proceeds are $35,005)
0.200% due 07/12/2012	125,000	125,000
(Dated 06/01/2012. Collateralized by Fannie Mae 5.000% due 04/01/2038 valued at $122,819. Repurchase proceeds are $125,022)
JPMorgan Securities, Inc.
0.200% due 07/02/2012	14,400	14,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 04/30/2014 valued at $14,716. Repurchase proceeds are $14,400)
0.200% due 07/09/2012	50,000	50,000
(Dated 06/08/2012. Collateralized by Fannie Mae 4.000% due 04/01/2041 valued at $52,071. Repurchase proceeds are $50,007)
Morgan Stanley & Co., Inc.
0.200% due 07/02/2012	44,600	44,600

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 3.750% - 6.125% due 11/15/2027 - 08/15/2041 valued at $39,834 and U.S. Treasury Notes 1.000% due 08/31/2016 valued at $5,617. Repurchase proceeds are $44,601)

0.210% due 07/02/2012	5,500	5,500
(Dated 06/29/2012. Collateralized by Freddie Mac 1.625% due 04/15/2013 valued at $5,617. Repurchase proceeds are $5,500)
State Street Bank and Trust Co.
0.010% due 07/02/2012	858	858
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $880. Repurchase proceeds are $858.)
TD Securities (USA) LLC
0.160% due 07/03/2012	61,800	61,800
(Dated 06/26/2012. Collateralized by U.S. Treasury Notes 0.625% - 1.500% due 12/31/2012 - 12/31/2013 valued at $63,081. Repurchase proceeds are $61,802)
0.190% due 07/02/2012	50,000	50,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 05/15/2038 valued at $51,135. Repurchase proceeds are $50,001)
UBS Securities LLC
0.200% due 07/02/2012	252,800	252,800

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.125% due 11/15/2027 valued at $31,232 and U.S. Treasury Notes 0.125% - 1.375% due 09/15/2012 - 07/15/2014 valued at $226,923. Repurchase proceeds are $252,804.)

		1,274,558

SHORT-TERM NOTES 11.8%
American Honda Finance Corp.
0.616% due 05/02/2013	930	930
Bank of America Auto Trust
0.269% due 04/15/2013	2,464	2,466
Export Development Canada
0.335% due 05/23/2013	14,300	14,316
Federal Farm Credit Bank
0.140% due 01/28/2013	15,000	14,991
Federal Home Loan Bank
0.125% due 02/14/2013	13,000	12,991
0.160% due 01/24/2013 - 02/08/2013	97,750	97,710
0.170% due 01/30/2013 - 02/06/2013	27,000	26,990
0.180% due 12/28/2012 - 06/13/2013	181,930	181,912
0.230% due 04/29/2013 - 06/06/2013	68,700	68,697
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012	1,300	1,300

		422,303

Total Short-Term Instruments (Cost $1,885,992)		1,886,015

Total Investments 96.2% (Cost $3,455,403)		$3,455,483
Other Assets and Liabilities (Net) 3.8%		136,706

Net Assets 100.0%		$3,592,189

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Principal amount of security is adjusted for inflation.

(c)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$552,905	$0	$552,905
Industrials	0	23,515	0	23,515
Utilities	0	9,348	0	9,348
Municipal Bonds & Notes
New York	0	1,576	0	1,576
U.S. Government Agencies	0	880,326	0	880,326
U.S. Treasury Obligations	0	23,178	0	23,178
Mortgage-Backed Securities	0	13,561	0	13,561
Asset-Backed Securities	0	2,407	0	2,407
Sovereign Issues	0	62,652	0	62,652
Short-Term Instruments
Certificates of Deposit	0	31,115	0	31,115
Commercial Paper	0	158,039	0	158,039
Repurchase Agreements	0	1,274,558	0	1,274,558
Short-Term Notes	0	422,303	0	422,303

Totals	$0	$3,455,483	$0	$3,455,483

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (2)
Investments, at value
Corporate Bonds & Notes Banking & Finance	$2,503	$0	$0	$0	$0	$(1)	$0	$(2,502)	$0	$0
Sovereign Issues	3,999	0	(4,002)	0	0	3	0	0	0	0

Totals	$6,502	$0	$(4,002)	$0	$0	$2	$0	$(2,502)	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Consolidated Schedule of Investments

PIMCO Short-Term Floating NAV Portfolio III

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 9.1%
BANKING & FINANCE 8.4%
African Development Bank
1.625% due 02/11/2013	$2,100	$2,116
Ally Financial, Inc.
2.200% due 12/19/2012	6,940	7,004
American Express Bank FSB
5.500% due 04/16/2013	400	415
5.550% due 10/17/2012	2,306	2,338
American Express Centurion Bank
5.550% due 10/17/2012	1,570	1,592
American Express Credit Corp.
5.875% due 05/02/2013	15,861	16,526
American Honda Finance Corp.
2.375% due 03/18/2013	2,625	2,657
ANZ National International Ltd.
1.468% due 12/20/2013	3,300	3,288
Bank of America Corp.
0.968% due 09/11/2012	6,750	6,750
4.875% due 09/15/2012	3,313	3,333
4.900% due 05/01/2013	1,910	1,954
5.375% due 09/11/2012	5,000	5,038
Bank of Montreal
0.567% due 08/14/2012	500	500
Bank of Nova Scotia
1.450% due 07/26/2014	35,200	35,579
Bear Stearns Cos. LLC
6.950% due 08/10/2012	2,245	2,259
Berkshire Hathaway, Inc.
2.125% due 02/11/2013	209	211
Canadian Imperial Bank of Commerce
2.000% due 02/04/2013	129,537	130,751
Citigroup, Inc.
5.300% due 10/17/2012	15,851	16,050
5.500% due 04/11/2013	6,000	6,171
5.625% due 08/27/2012	2,070	2,082
Commonwealth Bank of Australia
0.848% due 12/10/2012	1,600	1,602
0.889% due 07/12/2013	3,900	3,916
2.500% due 12/10/2012	3,650	3,681
DanFin Funding Ltd.
1.167% due 07/16/2013	48,300	48,486
FIH Erhvervsbank A/S
0.838% due 06/13/2013	5,200	5,202
2.450% due 08/17/2012	4,505	4,516
Ford Motor Credit Co. LLC
7.000% due 10/01/2013	4,200	4,492
General Electric Capital Corp.
1.875% due 09/16/2013	400	404
2.625% due 12/28/2012	4,290	4,339
4.800% due 05/01/2013	3,725	3,852
Goldman Sachs Group, Inc.
1.217% due 08/31/2012	10,000	10,008
3.625% due 08/01/2012	1,500	1,503
4.750% due 07/15/2013	2,000	2,057
5.250% due 04/01/2013	2,865	2,952
5.450% due 11/01/2012	19,000	19,277
5.700% due 09/01/2012	12,182	12,259
HSBC Bank PLC
1.625% due 08/12/2013	3,800	3,819
HSBC Finance Corp.
0.816% due 07/19/2012	11,225	11,228
0.818% due 09/14/2012	1,050	1,050
4.750% due 07/15/2013	830	857
6.000% due 04/15/2013	2,230	2,305
6.375% due 11/27/2012	11,292	11,532
HSBC Holdings PLC
5.250% due 12/12/2012	3,537	3,601
JPMorgan Chase & Co.
4.750% due 05/01/2013	3,242	3,343
KFW
0.766% due 07/30/2012	3,700	3,701
Landwirtschaftliche Rentenbank
0.487% due 02/12/2013	1,850	1,850
3.250% due 03/15/2013	4,000	4,079
4.375% due 01/15/2013	609	622
MassMutual Global Funding
3.625% due 07/16/2012	100	100

Merrill Lynch & Co., Inc.
5.450% due 02/05/2013		9,315	9,504
6.050% due 08/15/2012		26,500	26,647
6.150% due 04/25/2013		700	725
Metropolitan Life Global Funding
2.500% due 01/11/2013		4,880	4,926
2.875% due 09/17/2012		11,551	11,600
5.125% due 04/10/2013		2,275	2,351
Monumental Global Funding Ltd.
0.636% due 01/25/2013		750	748
5.500% due 04/22/2013		2,430	2,516
Nationwide Building Society
2.500% due 08/17/2012		5,420	5,434
5.500% due 07/18/2012		10,000	10,020
Nykredit Realkredit A/S
2.000% due 01/01/2013	DKK	892,900	153,285
PACCAR Financial Corp.
2.050% due 06/17/2013		$180	183
Rabobank Group
2.650% due 08/17/2012		6,150	6,162
Stadshypotek AB
1.011% due 09/30/2013		4,900	4,899
1.450% due 09/30/2013		21,830	22,008
Suncorp-Metway Ltd.
1.967% due 07/16/2012		8,675	8,680
Swedbank AB
0.917% due 01/14/2013		1,000	1,000
TIAA Global Markets, Inc.
5.125% due 10/10/2012		790	799
Wells Fargo & Co.
4.375% due 01/31/2013		100	102
5.250% due 10/23/2012		7,920	8,034
Western Corporate Federal Credit Union
1.750% due 11/02/2012		1,900	1,910
Westpac Banking Corp.
0.658% due 12/14/2012		4,685	4,687
1.900% due 12/14/2012		1,300	1,308

			710,775

INDUSTRIALS 0.6%
Anheuser-Busch InBev Worldwide, Inc.
1.192% due 03/26/2013		3,320	3,338
2.500% due 03/26/2013		1,800	1,826
3.000% due 10/15/2012		2,075	2,089
Comcast Cable Communications Holdings, Inc.
8.375% due 03/15/2013		5,701	6,010
Comcast Holdings Corp.
10.625% due 07/15/2012		250	251
COX Communications, Inc.
7.125% due 10/01/2012		210	213
CSX Corp.
5.750% due 03/15/2013		1,050	1,085
Diageo Capital PLC
5.200% due 01/30/2013		1,500	1,541
Diageo Finance BV
5.500% due 04/01/2013		1,000	1,037
Harley-Davidson Funding Corp.
5.250% due 12/15/2012		10,000	10,166
HJ Heinz Co.
5.350% due 07/15/2013		710	744
Kraft Foods, Inc.
6.000% due 02/11/2013		447	461
Kroger Co.
5.000% due 04/15/2013		4,015	4,138
Newell Rubbermaid, Inc.
5.500% due 04/15/2013		1,531	1,583
Potash Corp. of Saskatchewan, Inc.
4.875% due 03/01/2013		1,000	1,027
Rio Tinto Alcan, Inc.
4.875% due 09/15/2012		1,705	1,719
Rio Tinto Finance USA Ltd.
5.875% due 07/15/2013		724	761
Rockies Express Pipeline LLC
6.250% due 07/15/2013		2,000	2,065
Rogers Communications, Inc.
6.250% due 06/15/2013		2,975	3,126
Teck Resources Ltd.
7.000% due 09/15/2012		2,500	2,528
Teva Pharmaceutical Finance Co. BV
1.366% due 11/08/2013		1,110	1,119
Texas Instruments, Inc.
0.647% due 05/15/2013		4,100	4,114
Time Warner Cable, Inc.
5.400% due 07/02/2012		300	300

Time Warner Entertainment Co. LP
8.875% due 10/01/2012	1,314	1,338
UST LLC
6.625% due 07/15/2012	115	115
Volkswagen International Finance NV
0.911% due 10/01/2012	1,500	1,501
Xstrata Canada Corp.
7.250% due 07/15/2012	1,000	1,002

		55,197

UTILITIES 0.1%
BellSouth Corp.
4.020% due 04/26/2021	2,000	2,051
BP Capital Markets PLC
3.750% due 06/17/2013	200	206
5.250% due 11/07/2013	3,300	3,498
Indianapolis Power & Light Co.
6.300% due 07/01/2013	4,450	4,687
KCP&L Greater Missouri Operations Co.
11.875% due 07/01/2012	300	300

		10,742

Total Corporate Bonds & Notes (Cost $776,124)		776,714

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Mount San Antonio Community College District, California General Obligation Notes, Series 2012
3.500% due 08/01/2013	200	207
Riverside County, California Revenue Bonds, (GNMA Insured), Series 1988
8.300% due 11/01/2012	2,370	2,428

		2,635

MASSACHUSETTS 0.0%
Massachusetts Health & Educational Facilities Authority Revenue Bonds, Series 2002
9.150% due 12/15/2023	2,000	2,118

NEW JERSEY 0.0%
New Jersey Economic Development Authority Revenue Notes, (BABs), Series 2010
1.468% due 06/15/2013	600	601

Total Municipal Bonds & Notes (Cost $5,357)		5,354

U.S. GOVERNMENT AGENCIES 35.8%
Fannie Mae
0.350% due 11/23/2012	100	100
0.376% due 05/17/2013	5,000	5,007
0.750% due 02/26/2013	30,000	30,100
1.500% due 06/26/2013	7,312	7,404
1.750% due 02/22/2013	1,481	1,495
3.000% due 01/01/2041 - 07/01/2042	275,002	282,813
3.625% due 02/12/2013	7,326	7,477
4.375% due 03/15/2013	10,000	10,291
4.625% due 10/15/2013	30,000	31,676
Federal Farm Credit Bank
0.220% due 09/06/2013 - 11/04/2013	11,370	11,371
0.260% due 10/30/2013	18,500	18,490
1.375% due 06/25/2013	1,308	1,323
Federal Home Loan Bank
0.230% due 04/22/2013	90,000	89,996
0.240% due 07/25/2013 - 12/27/2013	331,720	331,679
0.240% due 01/02/2014 (a)	115,900	115,897
0.248% due 12/11/2013	17,280	17,283
0.280% due 07/26/2013 - 11/21/2013	503,900	503,886
0.290% due 08/15/2013 - 11/15/2013	227,025	227,008
0.300% due 08/01/2013 - 12/18/2013	744,125	744,067
0.340% due 12/18/2013	3,000	3,001
0.350% due 06/07/2013 - 07/11/2013	26,040	26,067
0.375% due 11/27/2013	50,480	50,531
0.400% due 06/19/2013 - 06/21/2013	84,445	84,533
0.500% due 12/13/2013	214,000	214,281
1.625% due 06/14/2013	42,675	43,235
1.875% due 06/21/2013	29,210	29,674
3.625% due 10/18/2013	12,950	13,505
3.875% due 06/14/2013	8,575	8,871
4.875% due 12/13/2013	3,700	3,944
Freddie Mac
0.375% due 10/30/2013	11,000	11,031
0.500% due 10/15/2013	82,000	82,231
0.625% due 12/23/2013	13,755	13,812
0.750% due 03/28/2013	16,650	16,713
1.375% due 01/09/2013	4,662	4,690
4.125% due 09/27/2013	2,200	2,305

Total U.S. Government Agencies (Cost $3,043,912)		3,045,787

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Inflation Protected Securities (c)
3.000% due 07/15/2012		18,683	18,696

Total U.S. Treasury Obligations (Cost $18,711)			18,696

MORTGAGE-BACKED SECURITIES 0.0%
Fosse Master Issuer PLC
0.423% due 10/18/2054		2,150	2,141

Total Mortgage-Backed Securities (Cost $2,150)			2,141

ASSET-BACKED SECURITIES 0.1%
Ally Auto Receivables Trust
0.339% due 06/17/2013		1,488	1,489
Ford Auto Securitization Trust
1.748% due 04/15/2014	CAD	8,221	8,113

Total Asset-Backed Securities (Cost $9,655)			9,602

SOVEREIGN ISSUES 1.6%
Export Development Canada
0.350% due 03/19/2013		$1,900	1,901
0.400% due 05/17/2013		17,500	17,528
1.750% due 09/24/2012		5,967	5,988
4.500% due 10/25/2012		4,010	4,062
Financement-Quebec
5.000% due 10/25/2012		22,060	22,344
Hydro Quebec
8.000% due 02/01/2013		3,511	3,661
Japan Bank for International Cooperation
4.375% due 11/26/2012		3,000	3,041
Kommunalbanken A/S
0.566% due 10/21/2013		9,200	9,197
Kommuninvest Sverige AB
1.875% due 06/04/2013		5,869	5,932
2.125% due 09/17/2012		610	612
5.375% due 07/03/2012		11,210	11,210
Ontario Electricity Financial Corp.
7.450% due 03/31/2013		5,923	6,221
Province of Nova Scotia
7.250% due 07/27/2013		1,120	1,203
Province of Ontario
0.617% due 11/19/2012		4,500	4,500
0.626% due 05/07/2013		5,000	5,002
1.875% due 11/19/2012		10,813	10,872
3.500% due 07/15/2013		9,306	9,598
4.375% due 02/15/2013		8,877	9,091
5.125% due 07/17/2012		3,500	3,506

Total Sovereign Issues (Cost $135,561)			135,469

SHORT-TERM INSTRUMENTS 59.2%
CERTIFICATES OF DEPOSIT 0.9%
Banco do Brasil S.A.
0.000% due 03/26/2013		1,510	1,500
0.000% due 03/28/2013		11,810	11,666
Bank of Nova Scotia
0.648% due 09/16/2013		61,350	61,359
Itau Unibanco Holding S.A.
0.000% due 03/26/2013		1,000	983

			75,508

COMMERCIAL PAPER 4.7%
Anheuser Busch Co., Inc.
0.320% due 09/21/2012		2,500	2,497
0.320% due 09/24/2012		500	499
BP Capital Markets PLC
0.685% due 04/18/2013		500	499
0.750% due 02/22/2013		8,000	7,985
0.780% due 04/18/2013		11,070	11,043
British Telecommunications PLC
0.838% due 10/29/2012		3,200	3,191
1.600% due 05/15/2013		700	692
1.640% due 05/15/2013		8,680	8,584
Commonwealth Edison Co.
0.450% due 07/06/2012		4,500	4,500
Daimler Finance North America LLC
1.130% due 03/15/2013		1,000	993

Dominion Resources, Inc.
0.410% due 07/16/2012	3,450	3,449
0.410% due 07/17/2012	2,900	2,899
0.420% due 07/16/2012	20,000	19,997
Ecolab, Inc.
0.420% due 07/18/2012	3,650	3,649
0.420% due 07/23/2012	3,800	3,799
0.420% due 07/24/2012	2,500	2,499
0.420% due 07/26/2012	1,500	1,500
0.425% due 07/16/2012	350	350
0.440% due 07/24/2012	2,500	2,499
0.450% due 07/30/2012	2,500	2,499
Elsevier Finance S.A.
0.480% due 07/17/2012	3,200	3,199
Ford Motor Credit Co.
1.190% due 08/14/2012	30,930	30,886
1.240% due 07/11/2012	11,700	11,696
1.240% due 07/20/2012	3,000	2,998
1.280% due 07/02/2012	1,295	1,295
Kells Funding LLC
0.290% due 08/01/2012	500	500
0.300% due 07/09/2012	800	800
0.370% due 07/17/2012	30,000	29,995
Korea Development Bank
0.370% due 07/18/2012	37,600	37,594
Newell Rubbermaid, Inc.
0.950% due 08/01/2012	300	300
1.240% due 08/01/2012	5,000	4,995
Nissan Motor Acceptance Corp.
0.440% due 07/11/2012	6,430	6,429
Pacific Gas & Electric Co.
0.430% due 07/06/2012	1,350	1,350
0.430% due 07/11/2012	850	850
Reed Elsevier Capital, Inc.
0.440% due 07/11/2012	3,500	3,500
0.530% due 07/16/2012	1,000	1,000
Spectra Energy Capital LLC
0.420% due 07/11/2012	3,130	3,130
0.440% due 07/16/2012	4,000	3,999
0.440% due 07/18/2012	2,300	2,300
0.450% due 07/11/2012	1,980	1,980
0.460% due 07/10/2012	7,750	7,749
Straight-A Funding LLC
0.180% due 07/02/2012	2,900	2,900
0.180% due 07/23/2012	3,000	3,000
0.180% due 07/26/2012	1,700	1,700
0.180% due 08/06/2012	5,107	5,106
0.180% due 08/13/2012	6,000	5,999
0.180% due 09/18/2012	50,000	49,979
0.180% due 09/21/2012	3,170	3,169
Tesco Treasury Services PLC
0.440% due 07/09/2012	25,000	24,998
Texas Public Finance Authority Revenue Notes, Series 2012
0.280% due 07/10/2012	1,300	1,300
Vodafone Group PLC
1.200% due 06/11/2013	850	841
Xstrata Finance Canada Ltd.
0.470% due 07/02/2012	10,100	10,100
0.480% due 07/09/2012	41,050	41,046
0.480% due 07/11/2012	14,830	14,828

		405,134

REPURCHASE AGREEMENTS 39.0%
Banc of America Securities LLC
0.130% due 07/03/2012	300,000	300,000
(Dated 06/27/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $306,218. Repurchase proceeds are $300,005)
0.170% due 07/02/2012	49,100	49,100
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $50,115. Repurchase proceeds are $49,101)
0.190% due 07/02/2012	112,400	112,400
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.375% - 2.000% due 06/15/2015 - 11/15/2021 valued at $114,795. Repurchase proceeds are $112,402)
0.190% due 07/05/2012	33,300	33,300
(Dated 06/14/2012. Collateralized by U.S. Treasury Notes 1.000% due 08/31/2016 valued at $34,079. Repurchase proceeds are $33,303)
0.200% due 07/02/2012	33,200	33,200
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.875% - 2.000% due 02/28/2017 - 02/15/2022 valued at $34,079. Repurchase proceeds are $33,201)
0.150% due 07/03/2012	100,700	100,700
(Dated 06/26/2012. Collateralized by U.S. Treasury Notes 2.000% - 2.375% due 02/28/2015 - 01/31/2016 valued at $103,487. Repurchase proceeds are $100,703.)
Barclays Capital, Inc.
0.150% due 07/05/2012	250,000	250,000
(Dated 06/28/2012. Collateralized by Fannie Mae 0.500% - 0.750% due 10/30/2012 - 12/18/2013 valued at $200,899 and Freddie Mac 1.375% due 02/25/2014 valued at $54,231. Repurchase proceeds are $250,004)

0.160% due 07/02/2012		9,800	9,800

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 4.500% due 08/15/2039 valued at $7,743 and U.S. Treasury Inflation Protected Securities 1.625% due 01/15/2015 valued at $2,248. Repurchase proceeds are $9,800)

0.180% due 07/06/2012		651,300	651,300
(Dated 06/29/2012. Collateralized by U.S. Treasury Inflation Protected Securities 1.750% - 3.875% due 01/15/2016 - 04/15/2029 valued at $661,860. Repurchase proceeds are $651,310)
0.190% due 07/12/2012		75,500	75,500
(Dated 06/19/2012. Collateralized by Fannie Mae 5.500% due 06/01/2038 valued at $78,217. Repurchase proceeds are $75,505)
0.250% due 07/03/2012		10,100	10,100
(Dated 07/02/2012. Collateralized by Ginnie Mae 3.500% due 06/20/2042 valued at $10,446. Repurchase proceeds are $10,100)
0.250% due 07/12/2012		50,000	50,000
(Dated 05/17/2012. Collateralized by Freddie Mac 4.500% due 01/01/2041 valued at $50,933. Repurchase proceeds are $50,016)
BNP Paribas Securities Corp.
0.280% due 07/02/2012		15,000	15,000
(Dated 06/29/2012. Collateralized by Fannie Mae 4.000% due 06/01/2042 valued at $15,622. Repurchase proceeds are $15,000.)
Credit Suisse Securities (USA) LLC
0.180% due 07/02/2012		384,800	384,800
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.750% - 2.375% due 03/31/2014 - 10/31/2014 valued at $394,027. Repurchase proceeds are $384,806)
0.190% due 07/02/2012		125,000	125,000
(Dated 06/25/2012. Collateralized by U.S. Treasury Notes 2.125% due 02/29/2016 valued at $127,788. Repurchase proceeds are $125,005)
Goldman Sachs Group, Inc. (The)
0.180% due 07/17/2012		100,000	100,000
(Dated 06/25/2012. Collateralized by Fannie Mae 4.000% due 01/01/2041 valued at $105,527. Repurchase proceeds are $100,004)
0.190% due 07/02/2012		5,800	5,800
(Dated 06/29/2012. Collateralized by Fannie Mae 4.500% due 08/01/2041 valued at $6,004. Repurchase proceeds are $5,800)
0.200% due 07/11/2012		146,200	146,200
(Dated 06/05/2012. Collateralized by Fannie Mae 6.500% due 07/01/2036 valued at $24,056 and Freddie Mac 4.000% due 08/01/2024 valued at $122,551. Repurchase proceeds are $146,222)
0.200% due 07/12/2012		125,000	125,000
(Dated 06/01/2012. Collateralized by Fannie Mae 4.500% due 05/01/2040 valued at $125,478. Repurchase proceeds are $125,022)
JPMorgan Securities, Inc.
0.200% due 07/02/2012		401,000	401,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% - 1.125% due 12/15/2012 - 03/15/2015 valued at $409,890. Repurchase proceeds are $401,007.)
RBS Securities, Inc.
0.210% due 07/02/2012		50,000	50,000
(Dated 06/29/2012. Collateralized by Fannie Mae 0.760% due 06/12/2015 valued at $50,999. Repurchase proceeds are $50,001.)
0.200% due 07/02/2012		50,000	50,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.500% due 03/31/2015 valued at $51,030. Repurchase proceeds are $50,001.)
State Street Bank and Trust Co.
0.010% due 07/02/2012		4,505	4,505
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 2.000% due 11/15/2021 valued at $4,596. Repurchase proceeds are $4,505.)
TD Securities (USA) LLC
1.010% due 07/05/2012	CAD	82,300	80,837
(Dated 06/21/2012. Collateralized by Canada Government Bond 5.750% due 06/01/2033 valued at $82,772. Repurchase proceeds are $80,861.)
UBS Securities LLC
0.200% due 07/02/2012		$150,000	150,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 1.750% - 2.375% due 02/28/2014 - 08/31/2014 valued at $153,169. Repurchase proceeds are $150,003.)

			3,313,542

SHORT-TERM NOTES 7.5%
American Honda Finance Corp.
0.616% due 05/02/2013		420	420
Bank of America Auto Trust
0.269% due 04/15/2013		676	676
Export Development Canada
0.335% due 05/23/2013		8,900	8,910
Federal Home Loan Bank
0.125% due 03/05/2013		41,000	40,970
0.180% due 06/13/2013		144,440	144,430
0.220% due 05/02/2013		55,900	55,893
0.230% due 04/17/2013 - 06/06/2013		362,160	362,140
0.240% due 05/29/2013		21,170	21,171
University of California Revenue Notes, Series 2011
0.480% due 07/01/2012		1,250	1,250

			635,860

JAPAN TREASURY BILLS 2.9%
0.098% due 08/02/2012 - 08/20/2012 (b)	JPY	20,000,000	250,173

MEXICO TREASURY BILLS 4.1%
4.406% due 07/12/2012 - 09/20/2012 (b)	MXN	4,635,500	346,337

U.S. TREASURY BILLS 0.1%
0.195% due 05/02/2013 - 06/27/2013 (b)(d)(e)		$5,110	5,100

Total Short-Term Instruments (Cost $5,022,959)	5,031,654

Total Investments 106.1% (Cost $9,014,429)	$9,025,417
Other Assets and Liabilities (Net) (6.1%)	(518,649)

Net Assets 100.0%	$8,506,768

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

(a)	When-issued security.

(b)	Coupon represents a weighted average yield to maturity.

(c)	Principal amount of security is adjusted for inflation.

(d)	Securities with an aggregate market value of $729 have been pledged as collateral for delayed-delivery securities and sale-buyback financing transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(e)	Securities with an aggregate market value of $4,092 have been pledged as collateral as of June 30, 2012 for foreign currency contracts as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(f)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	3.000%	07/01/2042	$275,000	$281,164	$(282,176)

(g)	Foreign currency contracts outstanding on June 30, 2012:

Settlement Month	Currency to be Delivered		Currency to be Received		Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
07/2012	CAD	82,300		$80,709	RBC	$0	$(124)	$(124)
07/2012	MXN	225,500		17,042	BRC	153	0	153
07/2012		263,000		19,833	HUS	161	0	161
07/2012		3,280,000		235,677	UAG	0	(9,766)	(9,766)
07/2012		$201,638	JPY	16,000,000	CBK	0	(1,476)	(1,476)
08/2012	DKK	1,751		$295	CBK	0	(4)	(4)
08/2012	JPY	20,000,000		252,167	CBK	1,810	0	1,810
08/2012	MXN	137,000		10,451	HUS	211	0	211
08/2012		250,000		17,976	JPM	0	(673)	(673)
09/2012		474,948		33,952	UAG	0	(1,384)	(1,384)
09/2012		$854	CAD	878	JPM	7	0	7
01/2013	DKK	181,530		$30,834	BRC	0	(220)	(220)
01/2013		498,856		84,997	JPM	0	(341)	(341)
01/2013		226,981		38,642	RYL	0	(187)	(187)

						$2,342	$(14,175)	$(11,833)

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$710,775	$0	$710,775
Industrials	0	55,197	0	55,197
Utilities	0	10,742	0	10,742
Municipal Bonds & Notes
California	0	2,635	0	2,635
Massachusetts	0	2,118	0	2,118
New Jersey	0	601	0	601
U.S. Government Agencies	0	3,045,787	0	3,045,787
U.S. Treasury Obligations	0	18,696	0	18,696
Mortgage-Backed Securities	0	2,141	0	2,141
Asset-Backed Securities	0	9,602	0	9,602
Sovereign Issues	0	135,469	0	135,469
Short-Term Instruments
Certificates of Deposit	0	75,508	0	75,508
Commercial Paper	0	405,134	0	405,134
Repurchase Agreements	0	3,313,542	0	3,313,542
Short-Term Notes	0	635,860	0	635,860
Japan Treasury Bills	0	250,173	0	250,173
Mexico Treasury Bills	0	346,337	0	346,337
U.S. Treasury Bills	0	5,100	0	5,100
	$0	$9,025,417	$0	$9,025,417

Short Sales, at value	$0	$(282,176)	$0	$(282,176)

Financial Derivative Instruments (2) - Assets
Foreign Exchange Contracts	$0	$2,342	$0	$2,342

Financial Derivative Instruments (2) - Liabilities
Foreign Exchange Contracts	$0	$(14,175)	$0	$(14,175)

Totals	$0	$8,731,408	$0	$8,731,408

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012
Investments, at value
Sovereign Issues	$200	$0	$(200)	$0	$0	$0	$0	$0	$0	$0

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

Schedule of Investments

PIMCO Short-Term Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 11.9%
BANKING & FINANCE 10.0%
American International Group, Inc.
5.050% due 10/01/2015 (e)	$20,000	$21,251
Citigroup, Inc.
2.467% due 08/13/2013 (e)	9,000	9,065
6.500% due 08/19/2013 (e)	15,000	15,722
CNA Financial Corp.
5.850% due 12/15/2014 (e)	3,000	3,221
Countrywide Financial Corp.
6.250% due 05/15/2016	5,000	5,210
First Union National Bank of Florida
6.180% due 02/15/2036	600	695
International Lease Finance Corp.
5.625% due 09/20/2013	5,000	5,138
iStar Financial, Inc.
5.950% due 10/15/2013	6,000	5,857
Merrill Lynch & Co., Inc.
6.050% due 08/15/2012	11,777	11,842
Royal Bank of Scotland Group PLC
3.950% due 09/21/2015	1,100	1,121
SLM Corp.
8.000% due 03/25/2020	1,300	1,430
8.450% due 06/15/2018	4,000	4,500
UBS AG
4.875% due 08/04/2020 (e)	11,500	12,316

		97,368

INDUSTRIALS 1.9%
Northwest Airlines Pass-Through Trust
7.150% due 04/01/2021	11,863	12,145
Sealed Air Corp.
5.625% due 07/15/2013	5,000	5,187
UAL Pass-Through Trust
6.636% due 01/02/2024	1,169	1,222

		18,554

Total Corporate Bonds & Notes (Cost $111,201)		115,922

U.S. GOVERNMENT AGENCIES 10.8%
Fannie Mae
0.305% due 12/25/2036	23	23
0.309% due 12/25/2036	411	393
0.365% due 03/25/2034	307	306
0.395% due 10/25/2035	2,228	2,182
0.445% due 05/25/2035	97	96
0.545% due 01/25/2034	75	75
0.595% due 05/25/2042 - 02/25/2044	723	720
0.636% due 03/25/2027	229	226
0.639% due 03/25/2027	520	514
0.643% due 11/17/2030 - 05/18/2032	239	241
0.645% due 08/25/2017 - 12/25/2033	651	653
0.685% due 05/25/2036	261	262
0.693% due 10/18/2030	156	156
0.695% due 10/25/2030	125	126
0.700% due 09/17/2027	96	96
0.743% due 11/18/2030	109	109
0.745% due 08/25/2031 - 01/25/2033	388	391
0.750% due 12/25/2013	8	8
0.795% due 12/25/2030	83	84
0.800% due 12/25/2021	71	72
0.850% due 04/25/2022 - 12/25/2023	136	137
0.895% due 09/25/2023 - 11/25/2031	242	245
0.900% due 10/25/2022	83	83
0.945% due 04/25/2032	180	183
0.950% due 09/25/2022	27	27
0.980% due 03/25/2022	14	14
1.000% due 05/25/2022	113	115
1.050% due 09/25/2020	64	65
1.080% due 10/25/2021 - 01/25/2022	136	138
1.245% due 04/25/2032	100	102
1.250% due 12/25/2023	627	635
1.353% due 07/01/2042 - 07/01/2044	1,564	1,585
1.400% due 04/25/2023 - 10/25/2023	255	260
1.403% due 09/01/2041	73	75
1.450% due 05/25/2022 - 01/25/2024	403	413

1.553% due 09/01/2040	21	21
1.726% due 06/01/2033	293	301
1.801% due 06/01/2020	3	3
1.834% due 04/01/2028	96	97
1.840% due 10/01/2032	64	66
1.949% due 07/01/2033	290	293
2.010% due 10/01/2033	144	146
2.014% due 08/01/2028	343	362
2.025% due 05/01/2030	25	25
2.030% due 11/01/2035	176	183
2.035% due 08/01/2035	316	330
2.040% due 08/01/2033 - 10/01/2034	602	628
2.041% due 12/01/2032	109	113
2.053% due 11/01/2035	101	106
2.063% due 05/01/2034	165	175
2.070% due 04/01/2034	56	57
2.098% due 06/01/2035	206	215
2.113% due 05/01/2032	94	99
2.120% due 07/01/2035	498	502
2.125% due 09/01/2032 - 11/01/2036	717	741
2.130% due 11/01/2035	79	83
2.150% due 09/01/2033 - 01/01/2034	103	108
2.151% due 04/01/2033	300	314
2.157% due 11/01/2022	21	21
2.160% due 01/01/2035 - 02/01/2035	247	261
2.166% due 09/01/2033	378	397
2.170% due 04/01/2034	194	195
2.172% due 12/01/2035	10	11
2.182% due 01/01/2033	145	152
2.185% due 05/01/2035	245	257
2.189% due 01/01/2033	43	44
2.196% due 11/01/2026	384	403
2.200% due 07/01/2019	15	16
2.202% due 07/01/2036	111	112
2.215% due 05/01/2034	182	182
2.220% due 10/01/2035	182	189
2.221% due 09/01/2034	124	132
2.225% due 11/01/2032	2	2
2.235% due 01/01/2035	285	303
2.238% due 01/01/2035	117	124
2.240% due 06/01/2027 - 11/01/2033	354	373
2.241% due 02/01/2037	108	114
2.245% due 10/01/2035 - 08/01/2036	750	783
2.247% due 12/01/2034	66	70
2.250% due 07/01/2029 - 05/01/2033	262	274
2.255% due 07/01/2035	72	76
2.256% due 07/01/2035	98	104
2.260% due 09/01/2034 - 11/01/2043	559	576
2.265% due 01/01/2033	25	27
2.268% due 03/01/2034	338	359
2.270% due 07/01/2033 - 07/01/2034	666	704
2.272% due 06/01/2034 - 04/01/2035	894	946
2.274% due 11/01/2032	70	74
2.275% due 09/01/2033 - 03/01/2035	1,023	1,045
2.282% due 07/01/2034	259	275
2.284% due 02/01/2035	420	445
2.289% due 12/01/2035	398	408
2.290% due 01/01/2034	144	146
2.295% due 09/01/2033	159	169
2.300% due 03/01/2035 - 01/01/2036	563	598
2.309% due 11/01/2031	36	38
2.313% due 08/01/2033	6	6
2.320% due 02/01/2035	213	227
2.330% due 10/01/2033	458	477
2.334% due 04/01/2035	147	157
2.336% due 11/01/2034	453	482
2.337% due 02/01/2035	118	124
2.340% due 04/25/2023	30	31
2.342% due 02/01/2035	89	94
2.343% due 06/01/2030	25	25
2.344% due 11/01/2034	55	59
2.346% due 09/01/2033	175	184
2.349% due 12/01/2034	181	192
2.351% due 06/01/2035	48	50
2.352% due 08/01/2033	138	144
2.355% due 08/01/2035	446	473
2.361% due 09/01/2033	120	127
2.375% due 07/01/2017 - 10/01/2034	116	121
2.387% due 08/01/2033	173	180
2.396% due 07/01/2026	523	537
2.397% due 12/01/2036	464	495
2.400% due 09/01/2032 - 01/01/2033	320	337
2.404% due 03/01/2033	223	236
2.409% due 07/01/2035	159	169
2.413% due 07/01/2027 - 11/01/2040	88	91
2.420% due 07/01/2033	313	333

2.435% due 11/01/2024	133	142
2.439% due 03/01/2035	634	675
2.445% due 07/01/2018 - 11/01/2033	505	536
2.450% due 10/01/2035	121	129
2.458% due 01/01/2035	190	202
2.459% due 07/01/2035	9	9
2.470% due 06/01/2034	349	366
2.472% due 11/01/2033	246	263
2.473% due 10/01/2033	404	432
2.474% due 07/01/2022 - 08/01/2032	15	15
2.480% due 04/01/2035	70	74
2.482% due 10/01/2024	27	28
2.485% due 11/01/2034	53	56
2.492% due 09/01/2029	242	256
2.495% due 10/01/2033	178	189
2.500% due 07/01/2035	80	81
2.502% due 12/01/2032	268	279
2.508% due 06/01/2030	3	3
2.523% due 08/01/2035	166	177
2.526% due 11/01/2034	147	157
2.533% due 11/01/2034	84	89
2.537% due 04/01/2034	85	90
2.538% due 11/01/2033 - 04/01/2036	473	498
2.546% due 02/01/2035	254	270
2.577% due 01/01/2033	56	59
2.580% due 03/01/2036	181	183
2.589% due 07/01/2033	23	24
2.590% due 09/01/2018	16	17
2.592% due 02/01/2034	183	195
2.595% due 01/01/2037	17	18
2.603% due 05/01/2033	43	46
2.605% due 01/01/2033	5	6
2.609% due 12/01/2035	97	104
2.611% due 08/01/2046	494	529
2.612% due 12/01/2035	98	104
2.614% due 12/01/2036	46	49
2.615% due 10/01/2043	18	19
2.620% due 05/01/2035	198	210
2.623% due 06/01/2034	12	13
2.625% due 12/01/2033	969	1,029
2.633% due 12/01/2030 - 01/01/2035	332	353
2.649% due 09/01/2017 - 03/01/2036	257	274
2.653% due 01/01/2034	76	81
2.665% due 07/01/2034	125	134
2.681% due 09/01/2035	756	770
2.689% due 04/01/2033	156	166
2.691% due 02/01/2034 - 12/01/2035	787	833
2.709% due 02/01/2034	371	395
2.710% due 09/01/2035	404	432
2.711% due 02/01/2036	261	278
2.712% due 05/01/2036	217	232
2.718% due 02/01/2032 - 04/01/2033	155	165
2.737% due 04/01/2037	118	126
2.745% due 04/01/2036	228	233
2.749% due 04/01/2040	775	824
2.750% due 01/01/2035	494	526
2.775% due 04/01/2018	1	1
2.789% due 03/01/2034	29	30
2.790% due 04/01/2033	294	312
2.795% due 07/01/2036	88	88
2.811% due 03/01/2033	24	25
2.815% due 05/01/2035	579	618
2.816% due 02/01/2034	115	122
2.828% due 08/01/2034	544	581
2.835% due 05/01/2034	79	84
2.875% due 03/01/2034 - 04/01/2035	975	1,026
2.882% due 05/01/2037	785	809
2.903% due 01/01/2019	169	178
2.939% due 06/01/2036	337	360
2.960% due 04/01/2035	17	18
2.986% due 06/01/2034	40	43
3.000% due 03/01/2034	508	521
3.018% due 04/01/2024	11	11
3.142% due 08/25/2042	71	77
3.149% due 04/01/2035	105	112
3.221% due 09/01/2035	679	721
3.296% due 05/01/2036	841	867
3.310% due 02/25/2032	221	229
3.364% due 12/01/2018	20	21
3.365% due 08/01/2024	9	10
3.500% due 09/01/2013	17	18
3.507% due 12/01/2018	13	13
3.593% due 05/01/2036	225	230
3.656% due 03/01/2035	321	343
3.675% due 09/01/2033	996	1,057
3.709% due 07/01/2019	15	15

3.949% due 05/01/2036	259	275
4.000% due 07/25/2017 - 08/25/2018	117	121
4.094% due 07/01/2019	13	13
4.208% due 07/01/2035	47	50
4.250% due 07/25/2017	157	159
4.308% due 07/01/2037	386	410
4.405% due 07/01/2017	12	12
4.451% due 11/01/2033	685	734
4.500% due 01/25/2014 - 02/25/2028	600	615
4.570% due 06/01/2033	149	159
4.740% due 06/01/2021	25	26
4.850% due 02/01/2013	67	68
5.000% due 09/25/2016 - 06/25/2019	107	111
5.075% due 01/01/2018	15	15
5.182% due 03/01/2033	104	111
5.229% due 07/01/2037	160	168
5.230% due 11/01/2014	8	8
5.327% due 12/01/2032	138	145
5.376% due 03/01/2038	227	247
5.405% due 01/01/2036	17	19
5.443% due 10/01/2032	123	131
5.477% due 01/01/2036	56	60
5.500% due 03/25/2017 - 08/25/2020	120	129
5.519% due 04/01/2036	18	20
5.524% due 06/01/2037	247	267
5.791% due 05/01/2036	392	422
6.000% due 09/25/2014 - 08/25/2044	481	515
6.107% due 09/01/2036	15	16
6.244% due 12/25/2042	276	318
6.250% due 05/25/2042	63	72
6.500% due 07/25/2021 - 01/25/2044	1,731	1,937
6.750% due 02/01/2015	3	3
7.000% due 10/01/2015 - 02/25/2044	295	333
7.500% due 05/01/2028 - 05/25/2042	79	89
8.000% due 08/25/2022 - 10/01/2026	242	285
9.000% due 03/25/2020 - 01/01/2026	193	211
9.500% due 07/01/2021	21	21
Federal Housing Administration
7.430% due 01/01/2021 - 07/25/2022	367	363
Freddie Mac
0.505% due 08/25/2031	1,078	1,050
0.525% due 09/25/2031	631	582
0.542% due 04/15/2035 - 03/15/2036	23	23
0.592% due 10/15/2028 - 03/15/2029	477	478
0.595% due 06/25/2029	149	131
0.642% due 07/15/2026 - 01/15/2033	417	420
0.645% due 05/25/2043	1,972	1,986
0.692% due 08/15/2029	142	143
0.700% due 03/15/2024 - 09/15/2026	317	318
0.742% due 01/15/2032	42	42
0.750% due 05/15/2023 - 10/15/2026	519	522
0.792% due 08/15/2029 - 03/15/2032	483	487
0.842% due 06/15/2029 - 12/15/2031	352	355
0.850% due 08/15/2022 - 03/15/2023	351	354
0.950% due 04/15/2022	58	59
1.315% due 10/25/2044	1,517	1,523
1.353% due 02/25/2045	135	131
1.526% due 07/25/2044	7,651	7,961
1.690% due 10/15/2013	21	21
2.115% due 08/01/2033	60	62
2.161% due 08/01/2015	19	20
2.200% due 10/01/2027	30	30
2.230% due 11/01/2036	758	770
2.245% due 12/01/2035	112	118
2.250% due 11/01/2029	173	180
2.266% due 03/01/2030	95	96
2.290% due 07/01/2036	467	474
2.350% due 11/01/2033 - 05/01/2035	905	942
2.362% due 02/01/2035	262	278
2.370% due 01/01/2036 - 02/01/2036	247	262
2.374% due 03/01/2032	246	262
2.375% due 04/01/2032 - 11/01/2034	573	600
2.382% due 09/01/2035	167	174
2.404% due 03/01/2035	131	139
2.405% due 09/01/2034 - 11/01/2036	936	984
2.410% due 01/01/2030	268	286
2.413% due 02/01/2019	60	62
2.415% due 09/01/2034 - 01/01/2037	235	240
2.416% due 08/01/2035	15	15
2.418% due 07/01/2033	77	77
2.457% due 09/01/2034	236	242
2.474% due 01/01/2030	121	126
2.475% due 09/01/2030	120	121
2.480% due 09/01/2035	114	115
2.483% due 12/01/2034	40	43
2.491% due 06/01/2036	390	397

2.493% due 08/01/2035	650	690
2.505% due 04/01/2034 - 01/01/2035	113	115
2.508% due 09/01/2035	188	198
2.512% due 02/01/2036	45	48
2.521% due 09/01/2035	42	44
2.540% due 11/01/2035	7	8
2.549% due 08/01/2035	430	458
2.572% due 12/01/2036	251	267
2.581% due 08/01/2036	195	199
2.589% due 07/01/2035	21	23
2.590% due 09/01/2035	66	70
2.614% due 09/01/2034 - 11/01/2034	392	408
2.625% due 12/01/2034	288	293
2.636% due 04/01/2036	447	453
2.652% due 09/01/2035	460	490
2.653% due 02/01/2035	859	915
2.667% due 10/01/2035	449	478
2.687% due 02/01/2037	40	42
2.690% due 08/01/2023	18	18
2.712% due 03/01/2035	205	219
2.756% due 01/01/2035	38	40
2.760% due 06/01/2035	47	50
2.832% due 05/01/2035 - 01/01/2037	397	424
2.844% due 12/01/2035 - 03/01/2036	1,011	1,081
2.905% due 03/01/2036	463	470
2.917% due 11/01/2024	121	122
2.920% due 04/01/2036	118	126
2.935% due 12/01/2024	224	225
2.949% due 02/01/2036	41	44
2.972% due 02/01/2036	90	97
2.985% due 12/01/2034	24	24
3.000% due 03/01/2035	267	272
3.036% due 04/01/2035	147	149
3.461% due 07/01/2035	384	408
3.500% due 03/15/2018	12	13
3.903% due 07/01/2019	5	5
4.000% due 01/15/2017 - 02/15/2020	294	298
4.183% due 01/01/2034	1,918	2,026
4.500% due 07/15/2017 - 04/15/2032	452	500
4.545% due 01/01/2036	46	49
5.016% due 07/01/2033	14	15
5.062% due 05/01/2033	9	9
5.092% due 08/01/2035	187	202
5.099% due 10/01/2034	6	6
5.211% due 06/01/2035	13	13
5.246% due 11/01/2033	657	708
5.500% due 01/15/2014 - 10/15/2032	560	578
5.641% due 03/01/2036	47	51
6.000% due 09/15/2016 - 07/01/2036	761	800
6.045% due 11/01/2036	19	20
6.250% due 12/15/2023	22	25
7.000% due 06/01/2017 - 07/15/2027	255	293
8.500% due 11/15/2021	222	253
Ginnie Mae
0.443% due 01/16/2031	56	56
0.594% due 06/20/2032	77	78
0.643% due 03/16/2029 - 02/16/2032	239	240
0.644% due 09/20/2030 - 04/20/2031	526	531
0.693% due 03/16/2031	95	96
0.743% due 04/16/2030 - 04/16/2032	178	179
0.793% due 10/16/2029	98	99
1.625% due 07/20/2026 - 09/20/2032	2,783	2,885
2.000% due 02/20/2025	19	20
2.375% due 04/20/2033	176	183
8.000% due 06/20/2025	1	2

Total U.S. Government Agencies (Cost $101,229)		105,077

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Notes
0.375% due 10/31/2012 (f)	900	901
0.500% due 11/30/2012	187	187
2.375% due 08/31/2014 (f)	700	731

Total U.S. Treasury Obligations (Cost $1,818)		1,819

MORTGAGE-BACKED SECURITIES 55.8%
Adjustable Rate Mortgage Trust
0.495% due 10/25/2035	22	17
0.575% due 05/25/2035	1,045	1,026
0.985% due 01/25/2035	107	106
0.985% due 02/25/2035	789	784
2.616% due 01/25/2035	3,515	3,382
2.691% due 01/25/2035	1,450	1,426
3.064% due 03/25/2035	107	100
4.583% due 11/25/2035	637	449

American Home Mortgage Investment Trust
2.237% due 09/25/2045	1,441	1,161
2.362% due 09/25/2035	21,888	21,105
2.569% due 10/25/2034	608	556
2.728% due 02/25/2045	1,210	1,067
2.736% due 02/25/2045	651	566
Banc of America Alternative Loan Trust
0.745% due 04/25/2033	241	232
5.000% due 06/25/2019	497	503
6.000% due 04/25/2036	1,061	1,054
Banc of America Funding Corp.
2.653% due 03/20/2035	95	89
2.691% due 11/20/2034	4,021	3,119
5.244% due 11/20/2035	535	430
Banc of America Large Loan, Inc.
0.752% due 08/15/2029	1,241	1,196
Banc of America Mortgage Securities, Inc.
2.743% due 10/25/2034	66	63
2.766% due 09/25/2033	514	492
2.793% due 11/25/2034	63	58
2.839% due 11/25/2033	292	284
2.842% due 09/25/2033	10,077	9,761
2.928% due 01/25/2034	246	231
2.974% due 02/25/2034	1,630	1,510
3.025% due 01/25/2035	225	197
3.120% due 05/25/2033	1,116	1,024
3.131% due 04/25/2034	423	419
3.184% due 02/25/2033	355	317
5.000% due 12/25/2018	71	73
5.132% due 10/25/2035	419	390
6.500% due 09/25/2033	672	710
Banc of America Re-REMIC Trust
1.464% due 12/17/2049	115	114
Banc of America/Merrill Lynch Commercial Mortgage, Inc.
5.634% due 04/10/2049	1,708	1,774
BCAP LLC Trust
0.365% due 07/26/2036	6,146	5,844
0.435% due 12/21/2046	3,035	2,915
0.455% due 02/26/2036	10,172	8,834
2.339% due 12/26/2036	6,090	5,924
2.486% due 11/26/2045	5,828	5,826
2.530% due 10/26/2035	5,770	5,148
2.563% due 11/26/2035	10,700	10,174
2.566% due 05/26/2037	4,765	4,294
2.611% due 10/26/2036	3,234	3,173
2.619% due 07/26/2036	6,299	6,321
2.628% due 07/26/2036	3,532	3,510
2.713% due 05/26/2036	5,503	5,468
2.715% due 11/26/2035	1,636	1,639
2.745% due 03/26/2037	2,454	2,419
2.783% due 02/26/2036	16,274	15,874
3.084% due 05/20/2035	6,058	5,824
3.115% due 04/26/2037	5,490	5,316
3.123% due 05/26/2047	6,505	6,397
3.392% due 07/26/2037	3,085	2,892
3.909% due 07/26/2037	2,382	2,345
4.549% due 10/26/2035	2,888	2,877
4.953% due 05/26/2037	6,531	6,405
5.000% due 07/26/2035	3,686	3,605
5.000% due 10/26/2037	1,563	1,582
5.056% due 06/26/2037	2,293	2,306
5.082% due 02/26/2037	3,242	3,270
5.115% due 04/26/2037	2,474	2,520
5.238% due 07/26/2037	2,570	2,632
5.250% due 06/26/2035	6,819	6,917
5.250% due 05/26/2037	37	37
5.500% due 12/26/2035	8,035	8,142
5.500% due 02/26/2036	6,531	6,704
5.525% due 07/26/2037	2,946	2,784
5.568% due 06/26/2047	3,053	3,141
6.000% due 08/26/2037	6,373	6,677
6.500% due 02/26/2036	7,996	7,768
Bear Stearns Adjustable Rate Mortgage Trust
2.400% due 10/25/2035	3,656	3,206
2.570% due 03/25/2035	2,554	2,503
2.634% due 04/25/2033	331	319
2.658% due 08/25/2033	533	534
2.674% due 10/25/2033	67	66
2.674% due 11/25/2034	2,476	2,306
2.790% due 01/25/2035	203	183
2.814% due 01/25/2035	142	127
2.831% due 10/25/2034	4,947	3,733
2.832% due 02/25/2034	1,197	1,024
2.844% due 05/25/2033	2	1
2.844% due 10/25/2034	231	222
2.878% due 02/25/2034	248	240

2.889% due 01/25/2034	1,019	1,028
2.897% due 02/25/2033	15	13
2.922% due 01/25/2034	411	409
3.189% due 10/25/2035	8,545	8,580
3.340% due 12/25/2035	932	900
3.352% due 07/25/2034	164	158
4.757% due 10/25/2033	3	3
4.891% due 10/25/2033	1	1
5.584% due 04/25/2033	60	59
5.682% due 02/25/2033	30	30
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	1,119	920
0.415% due 08/25/2036	20	8
2.828% due 11/25/2036	659	353
2.883% due 05/25/2035	150	120
Bear Stearns Commercial Mortgage Securities
8.580% due 10/15/2032	3,834	4,255
Chase Mortgage Finance Corp.
2.735% due 12/25/2035	176	155
2.894% due 02/25/2037	3,906	3,162
5.034% due 12/25/2035	282	246
Citicorp Mortgage Securities, Inc.
5.000% due 02/25/2035	182	182
Citigroup Mortgage Loan Trust, Inc.
1.045% due 08/25/2035	682	422
1.611% due 08/25/2034	21	21
2.600% due 05/25/2035	466	431
2.924% due 03/25/2034	150	149
4.900% due 11/25/2035	1,190	1,076
Citimortgage Alternative Loan Trust
6.000% due 06/25/2037	455	330
Commercial Mortgage Pass-Through Certificates
0.743% due 07/16/2034	84	84
Countrywide Alternative Loan Trust
0.445% due 06/25/2037	3,534	2,244
0.645% due 03/25/2034	95	92
2.996% due 06/25/2037	3,214	297
5.027% due 10/25/2035	374	259
5.477% due 08/25/2036	336	338
Countrywide Home Loan Mortgage Pass-Through Trust
0.595% due 08/25/2035	524	387
0.785% due 02/25/2035	443	374
2.610% due 02/20/2036	88	56
2.613% due 08/25/2034	4,111	3,349
2.620% due 11/25/2034	6,927	5,739
2.666% due 04/20/2035	4,460	4,316
2.690% due 08/25/2034	5,311	4,884
2.878% due 08/25/2033	434	361
2.890% due 06/20/2035	604	461
3.116% due 11/19/2033	28	25
4.180% due 11/19/2033	188	188
4.500% due 10/25/2018	53	54
4.706% due 12/25/2033	293	294
5.000% due 05/25/2034	15	15
5.500% due 10/25/2035	1,409	1,333
5.500% due 11/25/2035	847	700
Credit Suisse First Boston Mortgage Securities Corp.
2.303% due 07/25/2033	110	103
2.533% due 10/25/2033	2,035	2,001
2.613% due 03/25/2034	75	66
2.623% due 07/25/2033	873	834
2.791% due 11/25/2032	28	28
2.919% due 01/25/2034	3,467	3,262
2.932% due 11/25/2034	2,994	2,883
5.500% due 08/25/2034	25	25
6.500% due 04/25/2033	123	131
Credit Suisse Mortgage Capital Certificates
0.362% due 02/15/2022	14,632	13,327
0.422% due 04/15/2022	4,992	4,572
0.462% due 02/15/2022	13,000	11,454
0.472% due 10/15/2021	1,888	1,801
5.238% due 07/26/2037	6,920	7,058
5.383% due 02/15/2040	800	842
7.000% due 08/26/2036	6,092	6,240
CW Capital Cobalt Ltd.
5.484% due 04/15/2047	700	769
Deutsche ALT-A Securities, Inc.
0.345% due 10/25/2036	16	6
5.000% due 10/25/2018	259	268
5.250% due 06/25/2035	536	494
Deutsche Mortgage Securities, Inc.
5.248% due 06/26/2035	827	840
First Horizon Alternative Mortgage Securities
2.541% due 08/25/2034	1,221	1,062
2.598% due 09/25/2035	125	91
2.624% due 07/25/2035	398	271

First Horizon Asset Securities, Inc.
0.515% due 02/25/2035	282	247
1.101% due 02/25/2035	1,207	1,072
2.612% due 08/25/2035	4,556	3,942
2.616% due 02/25/2035	144	141
2.625% due 04/25/2035	1,427	1,368
First Republic Mortgage Loan Trust
0.592% due 11/15/2031	343	326
0.642% due 11/15/2032	546	526
0.725% due 06/25/2030	330	318
GMAC Mortgage Corp. Loan Trust
5.047% due 11/19/2035	580	492
Greenwich Capital Commercial Funding Corp.
0.380% due 11/05/2021	2,305	2,202
GS Mortgage Securities Corp.
1.456% due 03/06/2020	9,700	9,574
4.805% due 03/06/2020	3,000	3,001
GSR Mortgage Loan Trust
0.435% due 08/25/2046	1,814	1,482
0.595% due 01/25/2034	1,041	978
1.940% due 03/25/2033	57	56
2.558% due 06/25/2034	452	425
2.715% due 08/25/2034	359	327
2.751% due 06/25/2034	57	51
3.011% due 05/25/2035	378	309
5.000% due 08/25/2019	54	54
6.000% due 03/25/2032	19	20
Harborview Mortgage Loan Trust
0.433% due 02/19/2046	1,818	1,079
0.443% due 02/19/2046	25	21
0.463% due 05/19/2035	111	70
2.410% due 08/19/2034	2,983	2,595
2.643% due 06/19/2034	8,113	7,389
3.026% due 05/19/2033	1,568	1,536
Impac CMB Trust
0.765% due 04/25/2035	2,278	1,794
0.885% due 08/25/2035	3,547	2,491
Indymac ARM Trust
1.750% due 01/25/2032	61	49
Indymac Index Mortgage Loan Trust
0.345% due 02/25/2037	30	29
0.435% due 09/25/2046	878	522
1.025% due 05/25/2034	334	223
JPMorgan Alternative Loan Trust
5.500% due 11/25/2036	1,699	1,692
JPMorgan Mortgage Trust
2.365% due 11/25/2033	69	66
2.453% due 12/25/2034	2,737	2,690
2.536% due 09/25/2034	6	6
2.563% due 11/25/2035	2,390	2,242
2.573% due 12/25/2034	97	94
2.660% due 11/25/2033	153	154
2.852% due 07/25/2035	1,741	1,393
3.055% due 07/25/2035	1,799	1,731
3.414% due 07/25/2035	171	171
4.277% due 04/25/2035	130	130
4.485% due 06/25/2035	15	16
4.852% due 04/25/2035	1,418	1,380
4.970% due 10/25/2035	900	776
5.005% due 02/25/2035	4,645	4,662
5.314% due 07/25/2035	192	191
MASTR Adjustable Rate Mortgages Trust
2.385% due 02/25/2034	482	410
2.630% due 09/25/2033	1,310	1,199
2.656% due 11/21/2034	5,383	5,402
2.735% due 01/25/2036	528	420
3.023% due 08/25/2034	2,103	1,808
3.057% due 07/25/2034	3,969	3,555
5.008% due 01/25/2034	130	129
MASTR Asset Securitization Trust
5.500% due 09/25/2033	2,658	2,785
Merrill Lynch Mortgage Investors, Inc.
2.530% due 02/25/2035	575	513
2.575% due 06/25/2035	1,862	1,631
2.743% due 09/25/2033	33	32
2.869% due 02/25/2034	116	114
Merrill Lynch/Countrywide Commercial Mortgage Trust
5.378% due 08/12/2048	1,000	1,086
5.485% due 03/12/2051	500	547
MLCC Mortgage Investors, Inc.
0.865% due 08/25/2028	223	211
0.905% due 06/25/2028	659	633
1.573% due 03/25/2028	1,376	1,291
2.208% due 04/25/2029	2,218	1,925
2.329% due 04/25/2035	2,401	2,223
2.351% due 12/25/2034	519	525

Morgan Stanley Mortgage Loan Trust
2.750% due 02/25/2034	15	15
Nomura Asset Acceptance Corp.
0.595% due 12/25/2034	1	1
0.635% due 10/25/2034	24	23
2.742% due 10/25/2035	105	72
3.487% due 05/25/2035	213	196
Opteum Mortgage Acceptance Corp.
0.505% due 07/25/2035	969	950
Prime Mortgage Trust
0.645% due 02/25/2019	2	2
0.645% due 02/25/2034	13	12
5.000% due 08/25/2034	390	403
6.000% due 02/25/2034	67	71
Provident Funding Mortgage Loan Trust
2.965% due 05/25/2035	146	132
RBSCF Trust
6.068% due 09/17/2039	3,500	3,989
RBSSP Resecuritization Trust
0.565% due 08/26/2045	773	647
Residential Accredit Loans, Inc.
0.645% due 01/25/2033	632	603
0.675% due 02/25/2033	527	475
3.477% due 04/25/2035	10	2
5.500% due 08/25/2034	209	214
Residential Asset Mortgage Products, Inc.
6.500% due 12/25/2031	177	182
7.500% due 12/25/2031	1,068	1,085
Residential Asset Securitization Trust
3.750% due 10/25/2018	21	22
5.250% due 04/25/2034	642	667
Residential Funding Mortgage Securities, Inc.
5.676% due 02/25/2036	355	252
6.500% due 03/25/2032	42	44
S2 Hospitality LLC
4.500% due 04/15/2025	6,000	6,034
Sequoia Mortgage Trust
1.004% due 04/20/2033	153	145
1.044% due 10/20/2027	636	587
1.241% due 05/20/2034	1,401	1,200
2.174% due 07/20/2034	91	88
Structured Adjustable Rate Mortgage Loan Trust
0.485% due 03/25/2035	275	191
0.545% due 09/25/2034	355	180
0.685% due 08/25/2035	2,207	1,704
0.985% due 01/25/2035	117	115
2.736% due 07/25/2034	1,204	1,125
2.744% due 08/25/2034	3,688	3,129
2.746% due 09/25/2034	837	783
2.756% due 08/25/2034	2,309	2,007
2.786% due 06/25/2034	2,486	2,329
2.852% due 03/25/2034	123	113
2.853% due 03/25/2034	569	552
Structured Asset Mortgage Investments, Inc.
0.583% due 11/19/2033	150	126
0.923% due 05/19/2035	601	495
0.943% due 03/19/2034	307	278
1.083% due 02/19/2033	798	664
Structured Asset Securities Corp.
2.201% due 05/25/2032	45	38
2.445% due 07/25/2032	26	24
2.620% due 09/25/2033	192	178
2.789% due 11/25/2033	209	199
2.797% due 10/28/2035	336	267
5.381% due 03/25/2033	827	819
Thornburg Mortgage Securities Trust
2.477% due 04/25/2045	519	515
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	3,825	3,707
WaMu Mortgage Pass-Through Certificates
0.465% due 08/25/2046 ^	2,166	242
0.535% due 07/25/2045	3,993	3,259
0.535% due 10/25/2045	7,823	6,304
0.548% due 11/25/2034	158	131
0.555% due 01/25/2045	5,105	4,267
0.565% due 08/25/2045	622	512
1.158% due 08/25/2046	175	113
1.347% due 11/25/2042	381	329
1.547% due 08/25/2042	34	27
2.441% due 10/25/2033	1,029	1,032
2.451% due 10/25/2035	4,267	804
2.476% due 08/25/2033	1,851	1,052
2.476% due 09/25/2035	1,072	867
2.578% due 03/25/2034	2,862	2,850
2.640% due 05/25/2046	1,095	757
2.640% due 08/25/2046	4,017	2,840

2.640% due 09/25/2046	406	310
2.640% due 11/25/2046	3,338	2,504
5.178% due 02/25/2037	926	651
Washington Mutual MSC Mortgage Pass-Through Certificates
1.954% due 02/25/2031	1	1
2.207% due 02/25/2033	35	31
2.479% due 01/25/2035	4,382	4,240
2.502% due 02/25/2033	63	59
2.523% due 11/25/2030	427	405
2.742% due 06/25/2033	79	78
7.000% due 03/25/2034	261	277
Wells Fargo Mortgage-Backed Securities Trust
0.745% due 07/25/2037	974	766
2.508% due 09/25/2033	66	66
2.610% due 01/25/2035	1,738	1,655
2.622% due 03/25/2036	4,547	4,039
2.623% due 12/25/2034	1,019	1,031
2.624% due 09/25/2034	608	616
2.627% due 06/25/2035	3,478	3,494
2.649% due 09/25/2034	2,284	2,305
2.651% due 02/25/2034	1,128	1,063
2.659% due 04/25/2036 ^	48	37
2.688% due 04/25/2035	710	660
2.695% due 06/25/2035	199	193
2.747% due 08/25/2033	1,027	1,038
4.430% due 10/25/2033	156	156
4.500% due 11/25/2018	786	793
4.500% due 05/25/2034	42	42
4.563% due 12/25/2033	389	392
4.694% due 12/25/2033	531	536
4.699% due 01/25/2034	484	486
4.715% due 06/25/2034	367	375
4.868% due 01/25/2034	409	398
4.897% due 05/25/2034	13	13
5.000% due 07/25/2019	19	20
5.077% due 09/25/2035	22	22
5.180% due 10/25/2035	306	295
5.346% due 08/25/2035	140	139
6.000% due 09/25/2036	248	235
WFDB Commercial Mortgage Trust
3.662% due 07/05/2024	7,000	7,232

Total Mortgage-Backed Securities (Cost $563,546)		543,274

ASSET-BACKED SECURITIES 19.8%
Accredited Mortgage Loan Trust
1.005% due 01/25/2034	262	185
AMMC CDO
0.703% due 08/08/2017	5,675	5,519
Anthracite CDO Ltd.
0.695% due 05/24/2017	2,250	2,151
Argent Securities, Inc.
1.280% due 03/25/2034	808	691
Avenue CLO Fund Ltd.
0.817% due 02/15/2017	2,530	2,504
Babson CLO Ltd.
0.716% due 07/20/2019	18,506	17,877
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036	15	15
0.315% due 12/25/2036	21	20
1.245% due 11/25/2042	512	440
3.021% due 10/25/2036	3,169	2,189
3.140% due 10/25/2036	4,154	2,404
Bear Stearns Second Lien Trust
1.045% due 12/25/2036	21,100	3,863
Callidus Debt Partners Fund Ltd.
0.726% due 04/17/2020	14,934	14,482
Capital Trust Re CDO Ltd.
5.160% due 06/25/2035	1,978	1,987
Carrington Mortgage Loan Trust
0.345% due 06/25/2037	3,369	3,202
0.425% due 02/25/2036	281	247
Citigroup Mortgage Loan Trust, Inc.
0.345% due 11/25/2036	56	56
0.695% due 07/25/2044	291	270
Conseco Finance Securitizations Corp.
6.030% due 03/01/2033	1,106	1,154
Conseco Financial Corp.
6.240% due 12/01/2028	463	479
Countrywide Asset-Backed Certificates
0.345% due 05/25/2047	5,730	5,557
0.475% due 09/25/2034	293	284
0.505% due 05/25/2036	2,796	2,690
Credit-Based Asset Servicing and Securitization LLC
6.280% due 05/25/2035	815	716

EMC Mortgage Loan Trust
0.945% due 04/25/2042	2,966	2,366
FBR Securitization Trust
1.005% due 09/25/2035	654	604
Goldman Sachs Asset Management CLO PLC
0.686% due 08/01/2022	4,633	4,386
Grayston CLO Ltd.
0.847% due 08/15/2016	118	118
Home Equity Asset Trust
0.845% due 11/25/2032	8	6
Home Equity Mortgage Trust
5.821% due 04/25/2035	947	673
HSBC Home Equity Loan Trust
0.424% due 01/20/2036	2,220	1,987
0.504% due 01/20/2035	18,924	17,606
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036	14	5
Indymac Residential Asset-Backed Trust
0.695% due 08/25/2035	1,100	872
0.765% due 10/25/2035	1,600	134
Inwood Park CDO Ltd.
0.691% due 01/20/2021	10,000	9,690
Irwin Home Equity Corp.
0.785% due 07/25/2032	163	107
JPMorgan Mortgage Acquisition Corp.
0.315% due 01/25/2037	1,568	1,506
0.325% due 03/25/2037	70	69
Katonah Ltd.
0.907% due 05/18/2015	493	491
Lehman XS Trust
0.395% due 04/25/2037	9,215	5,671
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034	940	774
0.945% due 03/25/2032	51	40
1.100% due 07/25/2034	1,200	907
Loomis Sayles CBO
0.696% due 10/26/2020	2,955	2,807
Merrill Lynch Mortgage Investors, Inc.
0.425% due 09/25/2036	526	351
5.666% due 05/25/2046	222	220
Morgan Stanley ABS Capital
0.705% due 06/25/2034	480	425
1.175% due 06/25/2034	943	759
1.445% due 06/25/2033	640	510
Morgan Stanley Dean Witter Capital
1.595% due 02/25/2033	374	304
Morgan Stanley Mortgage Loan Trust
0.315% due 01/25/2047	906	783
Nationstar NIM Trust
8.000% due 06/25/2037	24	0
New Century Home Equity Loan Trust
0.505% due 06/25/2035	1,312	1,298
Newcastle Investment Trust
2.450% due 12/10/2033	9,834	9,856
Option One Mortgage Loan Trust
0.885% due 07/25/2033	274	219
Plymouth Rock CLO Ltd.
1.966% due 02/16/2019	1,734	1,730
Primus CLO Ltd.
0.699% due 07/15/2021	9,561	8,946
Renaissance Home Equity Loan Trust
0.945% due 08/25/2032	10	7
1.345% due 09/25/2037	5,393	3,097
Residential Asset Mortgage Products, Inc.
8.500% due 12/25/2031	1,979	2,061
Residential Asset Securities Corp.
5.120% due 12/25/2033	824	684
SACO, Inc.
0.805% due 11/25/2035	2,438	2,198
1.005% due 11/25/2035	465	421
Saxon Asset Securities Trust
8.285% due 12/25/2032	2,062	2,069
SLC Student Loan Trust
4.750% due 06/15/2033	6,365	6,117
SLM Student Loan Trust
1.080% due 03/15/2028	9,000	8,814
1.751% due 03/15/2028	3,750	3,673
2.350% due 04/15/2039	2,179	2,196
3.500% due 08/17/2043	14,596	14,359
Soundview Home Equity Loan Trust
0.895% due 11/25/2033	405	359
Specialty Underwriting & Residential Finance
0.925% due 01/25/2034	50	38
Structured Asset Securities Corp.
0.325% due 01/25/2037	38	38
0.825% due 01/25/2033	531	455
0.895% due 05/25/2034	227	197

Trapeza CDO LLC
1.381% due 11/16/2034	1,000	361
Truman Capital Mortgage Loan Trust
0.995% due 12/25/2032	500	418
WMC Mortgage Loan Pass-Through Certificates
0.922% due 05/15/2030	127	115

Total Asset-Backed Securities (Cost $219,028)		192,879

	SHARES
PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
DG Funding Trust
2.829% due 07/30/2012 (b)	267	1,991

Total Preferred Securities (Cost $2,003)		1,991

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 5.9%
REPURCHASE AGREEMENTS 0.4%
State Street Bank and Trust Co.
0.010% due 07/02/2012	$4,291	4,291

(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $4,378. Repurchase proceeds are $4,291.)
U.S. TREASURY BILLS 0.1%
0.149% due 08/02/2012 - 05/30/2013 (a)(d)	895	894

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (c) 5.4%
PIMCO Short-Term Floating NAV Portfolio	5,225,018	52,355

Total Short-Term Instruments (Cost $57,543)		57,540

Total Investments 104.6% (Cost $1,056,368)		$1,018,502
Other Assets and Liabilities (Net) (4.6%)		(45,076)

Net Assets 100.0%		$973,426

Notes to Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Perpetual maturity, date shown represents next contractual call date.

(c)	Affiliated to the Portfolio.

(d)	Securities with an aggregate market value of $894 have been pledged as collateral as of June 30, 2012 for OTC swap agreements as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	On June 30, 2012, securities valued at $55,296 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate (1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
BCY	0.450%	06/15/2012	07/17/2012	$41,346	$(41,354)
RYL	0.420%	06/25/2012	07/24/2012	11,908	(11,909)

					$(53,263)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $63,773 at a weighted average interest rate of 0.434%.

(f)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $634 and cash of $10 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	1.000%	06/20/2015	$23,800	$(267)	$(88)
Receive	3-Month USD-LIBOR	1.250%	06/20/2016	31,600	(601)	(265)

					$(868)	$(353)

(g)	OTC swap agreements outstanding on June 30, 2012:

Credit Default Swaps on Asset-Backed Securities - Buy Protection (2)

Reference Obligation	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized Appreciation
Avenue CLO Fund Ltd. 03-Month USD-LIBOR plus 1.650% due 07/20/2018	JPM	(1.750%	)	07/20/2018	$2,500	$711	$0	$711
Commercial Industrial Finance Corp. 3-Month USD-LIBOR plus 1.600% due 10/20/2020	CBK	(2.150%	)	10/20/2020	500	101	0	101
Telos CLO Ltd. 03-Month USD-LIBOR plus 1.700% due 10/11/2021	GST	(2.500%	)	10/11/2021	2,000	789	0	789

						$1,601	$0	$1,601

Credit Default Swaps on Corporate Issues - Buy Protection (2)

Reference Entity	Counterparty	Fixed Deal (Pay) Rate		Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums Paid/ (Received)	Unrealized Appreciation
Bank of America Corp.	DUB	(0.180%	)	12/20/2016	2.637%	$10,000	$1,009	$0	$1,009
CNA Financial Corp.	CBK	(0.470%	)	12/20/2014	0.899%	3,000	31	0	31
Countrywide Financial Corp.	JPM	(0.710%	)	06/20/2016	3.303%	5,000	479	0	479
HSBC Finance Corp.	BPS	(0.165%	)	12/20/2013	1.020%	5,000	63	0	63
HSBC Finance Corp.	JPM	(0.220%	)	06/20/2016	1.639%	3,000	162	0	162
iStar Financial, Inc.	RYL	(0.565%	)	12/20/2013	7.313%	6,000	540	0	540
Sealed Air Corp.	MYC	(0.590%	)	09/20/2013	0.754%	5,000	9	0	9

							$2,293	$0	$2,293

Credit Default Swaps on Corporate Issues - Sell Protection (3)

Reference Entity	Counterparty	Fixed Deal Receive Rate	Maturity Date	Implied Credit Spread at June 30, 2012 (4)	Notional Amount (5)	Market Value	Premiums (Received)	Unrealized Appreciation
MetLife, Inc.	BOA	1.000%	09/20/2015	2.419%	$2,600	$(113)	$(175)	$62

Credit Default Swaps on Credit Indices - Sell Protection (3)

Index/Tranches	Counterparty	Fixed Deal Receive Rate	Maturity Date	Notional Amount (5)	Market Value (6)	Premiums Paid/ (Received)	Unrealized (Depreciation)
CDX.IG-7 10-Year Index 15-30%	BOA	0.145%	12/20/2016	$25,000	$(849)	$0	$(849)
CDX.IG-7 10-Year Index 15-30%	DUB	0.157%	12/20/2016	25,000	(836)	0	(836)
CDX.IG-7 10-Year Index 15-30%	GST	0.153%	12/20/2016	25,000	(841)	0	(841)

					$(2,526)	$0	$(2,526)

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(h)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$97,368	$0	$97,368
Industrials	0	17,332	1,222	18,554
U.S. Government Agencies	0	104,714	363	105,077
U.S. Treasury Obligations	0	1,819	0	1,819
Mortgage-Backed Securities	0	543,274	0	543,274
Asset-Backed Securities	0	175,893	16,986	192,879
Preferred Securities
Banking & Finance	0	0	1,991	1,991
Short-Term Instruments
Repurchase Agreements	0	4,291	0	4,291
U.S. Treasury Bills	0	894	0	894
PIMCO Short-Term Floating NAV Portfolio	52,355	0	0	52,355
	$52,355	$945,585	$20,562	$1,018,502

Financial Derivative Instruments (2) - Assets
Credit Contracts	$0	$3,855	$101	$3,956

Financial Derivative Instruments (2) - Liabilities
Credit Contracts	0	(2,526)	0	(2,526)
Interest Rate Contracts	0	(353)	0	(353)

	$0	$(2,879)	$0	$(2,879)

Totals	$52,355	$946,561	$20,663	$1,019,579

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(iii) The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended June 30, 2012:

Category and Subcategory	Beginning Balance at 03/31/2012	Net Purchases (3)	Net Sales (3)	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (4)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 06/30/2012	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 06/30/2012 (4)
Investments, at value
Corporate Bonds & Notes
Industrials	$1,239	$0	$0	$0	$0	$(17)	$0	$0	$1,222	$(17)
U.S. Government Agencies	368	0	(5)	0	0	0	0	0	363	0
Asset-Backed Securities	44,936	0	(2,275)	52	43	546	360	(26,676)	16,986	113
Preferred Securities
Banking & Finance	1,999	0	0	0	0	(8)	0	0	1,991	(8)

	$48,542	$0	$(2,280)	$52	$43	$521	$360	$(26,676)	$20,562	$88
Financial Derivative Instruments (2) - Assets
Credit Contracts	$114	$0	$0	$0	$0	$(13)	$0	$0	$101	$(13)

Totals	$48,656	$0	$(2,280)	$52	$43	$508	$360	$(26,676)	$20,663	$75

(iv) The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 06/30/2012	Valuation Technique	Unobservable Inputs	Input Value(s) %
Investments, at value
Corporate Bonds & Notes
Industrials	$1,222	Third Party Vendor	Broker Quote	104.50
U.S. Government Agencies	363	Benchmark Pricing	Base Price	98.75
Asset-Backed Securities	16,625	Benchmark Pricing	Base Price	95.72 - 100.53
	361	Third Party Vendor	Broker Quote	36.06
Preferred Securities
Banking & Finance	1,991	Benchmark Pricing	Base Price	7,467.85
Financial Derivative Instruments (2) - Assets
Credit Contracts	101	Indicative Market Quotations	Broker Quote	20.61

Total	$20,663

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.
(3)

Net Purchases and Sales for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(4)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at June 30, 2012 may be due to an investment no longer held or categorized as level 3 at period end.

See Accompanying Notes

Schedule of Investments

PIMCO U.S. Government Sector Portfolio

June 30, 2012 (Unaudited)

	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
CORPORATE BONDS & NOTES 1.8%
BANKING & FINANCE 1.8%
Bank of America Corp.
1.886% due 01/30/2014	$24,000	$23,760
Citigroup, Inc.
1.919% due 01/13/2014	24,000	23,906
KFW
3.500% due 03/10/2014	200	210
Morgan Stanley
2.066% due 01/24/2014	24,000	23,338
U.S. Trade Funding Corp.
4.260% due 11/15/2014	2,746	2,867

		74,081

INDUSTRIALS 0.0%
Totem Ocean Trailer Express, Inc.
4.514% due 12/18/2019	375	408

Total Corporate Bonds & Notes (Cost $75,749)		74,489

MUNICIPAL BONDS & NOTES 0.1%
CALIFORNIA 0.1%
Los Angeles Unified School District, California General Obligation Bonds, (NPFGC Insured), Series 2007
4.500% due 07/01/2025	2,020	2,195

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023	1,985	1,914

NEW YORK 0.0%
Port Authority of New York & New Jersey Revenue Bonds, Series 2008
5.250% due 09/15/2023	1,100	1,238

Total Municipal Bonds & Notes (Cost $4,956)		5,347

U.S. GOVERNMENT AGENCIES 20.6%
Egypt Government AID Bond
4.450% due 09/15/2015	35,000	39,219
Fannie Mae
0.309% due 12/25/2036	1,253	1,198
0.365% due 03/25/2034	1,198	1,192
0.375% due 03/25/2036	889	831
0.465% due 07/25/2032	679	665
0.485% due 06/25/2033	678	646
0.505% due 06/25/2032	2	2
0.565% due 03/25/2032	494	466
0.585% due 11/25/2032	5	4
0.595% due 05/25/2042	508	509
0.700% due 08/25/2021 - 03/25/2022	64	64
0.850% due 08/25/2022	14	14
0.950% due 04/25/2022	32	32
1.125% due 04/27/2017 (e)	100,000	101,104
1.145% due 04/25/2032	521	530
1.347% due 10/01/2044	2,337	2,396
1.353% due 02/01/2041 - 09/01/2044	6,858	6,975
1.553% due 11/01/2030	1	1
1.625% due 10/26/2015 (f)	40,270	41,746
1.970% due 02/01/2026	11	11
1.971% due 06/01/2021	1,122	1,171
2.030% due 11/01/2035	749	779
2.053% due 11/01/2035	472	494
2.125% due 12/01/2032	6	6
2.129% due 03/01/2035	1,528	1,601
2.250% due 03/15/2016 - 09/01/2022	54,304	57,361
2.251% due 06/01/2032 - 10/01/2032	35	37
2.258% due 05/01/2025	10	11
2.270% due 09/01/2028	24	25
2.294% due 12/01/2022	31	33
2.299% due 09/01/2033	3	3
2.304% due 09/01/2031	62	66
2.332% due 07/01/2018	298	301
2.388% due 12/01/2029	7	8
2.390% due 12/01/2029	9	9

2.395% due 12/01/2029	24	24
2.400% due 12/01/2031 - 05/01/2032	8	8
2.413% due 11/01/2020	18	19
2.498% due 01/01/2029	8	8
2.500% due 05/01/2022	10	10
2.509% due 01/01/2036	4,053	4,322
2.550% due 08/01/2036	374	398
2.612% due 12/01/2035	216	230
2.722% due 10/01/2025 - 03/01/2026	49	52
2.763% due 03/01/2018	13	14
2.875% due 09/01/2017 - 01/01/2018	23	24
3.722% due 08/01/2028	12	12
4.000% due 03/01/2029 - 01/01/2042	26,128	28,030
4.500% due 04/25/2017 - 10/01/2041	4,114	4,426
4.625% due 05/01/2013	11,757	12,178
4.650% due 08/01/2014	14	14
5.162% due 09/01/2026	417	423
5.250% due 08/01/2012	50,000	50,202
5.393% due 06/01/2025	16	17
5.500% due 06/01/2036	164	179
5.500% due 08/01/2036 - 11/01/2036 (e)	1,863	2,042
5.650% due 11/01/2014	6	6
6.000% due 06/01/2037	482	532
Financing Corp.
0.000% due 06/06/2013	70	70
Freddie Mac
0.000% due 12/11/2025	9,084	5,982
0.485% due 07/25/2031	328	331
0.592% due 12/15/2030	152	152
0.742% due 06/15/2030 - 12/15/2032	308	310
0.792% due 06/15/2031	132	134
0.950% due 02/15/2027	14	14
1.315% due 10/25/2044	4,357	4,374
1.353% due 02/25/2045	1,371	1,330
1.526% due 07/25/2044	2,842	2,957
1.750% due 09/10/2015	28,000	29,069
2.220% due 07/01/2020	101	105
2.265% due 04/01/2027	11	11
2.333% due 05/01/2032	18	18
2.350% due 02/01/2032	5	5
2.354% due 12/01/2031	4	5
2.355% due 09/01/2031 - 02/01/2032	16	16
2.356% due 08/01/2031	2	2
2.358% due 02/01/2024	37	40
2.375% due 12/01/2031	56	60
2.378% due 03/01/2025	1	1
2.395% due 08/01/2019 - 01/01/2032	62	66
2.497% due 07/01/2029	16	17
2.498% due 10/01/2031	6	6
2.683% due 06/01/2035	7,248	7,739
2.709% due 03/01/2035	351	355
2.861% due 02/01/2035	2,777	2,964
3.005% due 02/01/2018	19	20
3.508% due 08/01/2020	23	23
4.110% due 02/01/2025	9	9
4.125% due 09/27/2013	50,000	52,387
4.250% due 05/22/2013	20	21
4.500% due 04/02/2014 - 09/15/2035	65,167	70,032
5.000% due 01/30/2014 - 01/15/2034	40,047	43,635
5.400% due 03/17/2021	500	582
5.500% due 08/15/2030 - 10/01/2039	1,109	1,207
6.500% due 10/25/2043	1,255	1,424
Ginnie Mae
1.625% due 10/20/2023 - 02/20/2030	2,160	2,239
2.000% due 10/20/2024 - 03/20/2025	191	198
2.375% due 04/20/2023 - 04/20/2032	829	862
5.000% due 05/20/2034	31,812	36,857
8.500% due 03/20/2025	47	57
Israel Government AID Bond
0.000% due 11/01/2024	133,000	94,919
5.500% due 09/18/2023	61,330	80,506
Residual Funding Corp. Strips
0.000% due 10/15/2019 - 01/15/2030	18,080	11,254
Small Business Administration
0.875% due 05/25/2021 - 01/25/2022	460	464
1.000% due 03/25/2025 - 07/25/2025	440	446
1.100% due 01/25/2019 - 11/25/2024	473	478
4.500% due 03/01/2023	629	691
4.760% due 09/01/2025	17,670	19,874
4.770% due 04/01/2024	4,808	5,336
4.875% due 09/10/2013	519	538
4.930% due 01/01/2024	3,896	4,326
5.136% due 08/10/2013	2,950	3,061
5.240% due 08/01/2023	2,518	2,805
7.060% due 11/01/2019	375	416
7.220% due 11/01/2020	431	487

U.S. Department of Housing and Urban Development
4.930% due 08/01/2014	4,000	4,208
5.190% due 08/01/2016	5,000	5,268

Total U.S. Government Agencies (Cost $787,871)		863,443

U.S. TREASURY OBLIGATIONS 54.1%
U.S. Treasury Bonds
3.000% due 05/15/2042 (e)	82,000	86,087
3.125% due 11/15/2041	13,100	14,109
3.125% due 02/15/2042	35,400	38,099
6.250% due 08/15/2023 (g)	257,600	374,486
8.000% due 11/15/2021	44,700	70,231
8.125% due 05/15/2021	100,000	156,117
U.S. Treasury Notes
0.875% due 02/28/2017	405,000	408,734
2.000% due 11/15/2021	112,500	116,745
2.625% due 11/15/2020	130,000	143,020
3.000% due 02/28/2017 (d)(e)(f)(g)	568,567	628,711
3.125% due 05/15/2021	12,000	13,674
3.625% due 08/15/2019 (f)	129,151	151,601
3.625% due 02/15/2021 (f)	48,367	57,145
U.S. Treasury Strips
0.000% due 08/15/2023	5,100	4,127
0.000% due 11/15/2027	3,300	2,281
0.000% due 08/15/2028	900	608
0.000% due 11/15/2028	3,800	2,546
0.000% due 11/15/2039	1,100	504
0.000% due 05/15/2040	3,200	1,438

Total U.S. Treasury Obligations (Cost $2,215,112)		2,270,263

MORTGAGE-BACKED SECURITIES 4.8%
Bear Stearns Adjustable Rate Mortgage Trust
2.634% due 04/25/2033	305	295
2.674% due 11/25/2034	2,799	2,607
2.842% due 04/25/2033	15	15
2.889% due 01/25/2034	658	664
2.897% due 02/25/2033	74	63
5.335% due 04/25/2033	192	193
Bear Stearns Alt-A Trust
0.405% due 02/25/2034	3,990	3,281
2.752% due 11/25/2036	24,002	13,236
2.828% due 11/25/2036	32,420	17,361
CBA Commercial Small Balance Commercial Mortgage
0.525% due 12/25/2036	2,637	1,929
CC Mortgage Funding Corp.
0.375% due 05/25/2048	5,408	3,511
0.495% due 08/25/2035	1,244	857
Citigroup Mortgage Loan Trust, Inc.
2.600% due 05/25/2035	2,328	2,155
Countrywide Alternative Loan Trust
0.405% due 02/25/2047	1,159	700
0.424% due 02/20/2047	10,546	5,199
0.425% due 05/25/2047	7,393	4,211
0.445% due 05/25/2036	730	388
0.454% due 03/20/2046	8,040	4,024
0.455% due 05/25/2035	1,501	870
0.525% due 12/25/2035	504	333
1.147% due 02/25/2036	687	448
5.500% due 03/25/2036	3,703	2,162
Countrywide Home Loan Mortgage Pass-Through Trust
0.475% due 05/25/2035	2,439	1,601
0.535% due 04/25/2035	527	327
0.575% due 02/25/2035	1,592	1,117
0.585% due 02/25/2035	963	681
2.744% due 09/20/2036	11,453	5,724
2.926% due 04/25/2035	858	522
Credit Suisse First Boston Mortgage Securities Corp.
2.120% due 05/25/2032	21	19
2.542% due 06/25/2032	49	32
Downey Savings & Loan Association Mortgage Loan Trust
0.503% due 08/19/2045	1,269	782
First Republic Mortgage Loan Trust
0.725% due 06/25/2030	441	424
0.742% due 11/15/2030	538	507
Greenpoint Mortgage Funding Trust
0.325% due 01/25/2047 ^	31	31
0.465% due 06/25/2045	1,165	759
GS Mortgage Securities Corp.
1.103% due 03/06/2020	8,680	8,627
GSR Mortgage Loan Trust
2.910% due 04/25/2036	8,873	7,083
Harborview Mortgage Loan Trust
0.373% due 04/19/2038	2,929	1,832
0.463% due 05/19/2035	3,229	2,036

0.983% due 02/19/2034	700	609
Impac CMB Trust
1.245% due 07/25/2033	125	113
Indymac Index Mortgage Loan Trust
0.565% due 02/25/2035	4,467	2,945
JPMorgan Mortgage Trust
2.783% due 02/25/2036	2,865	2,224
3.055% due 07/25/2035	2,862	2,754
MASTR Adjustable Rate Mortgages Trust
2.746% due 05/25/2034	431	385
MASTR Asset Securitization Trust
5.500% due 09/25/2033	385	403
Merrill Lynch Mortgage Investors, Inc.
2.227% due 12/25/2032	232	230
Prime Mortgage Trust
5.000% due 02/25/2019	556	566
Residential Accredit Loans, Inc.
0.545% due 08/25/2035	2,349	1,399
0.645% due 03/25/2033	2,280	2,068
1.507% due 09/25/2045	947	514
Residential Asset Mortgage Products, Inc.
8.500% due 10/25/2031	972	1,036
Residential Funding Mortgage Securities, Inc.
6.500% due 03/25/2032	78	82
Sequoia Mortgage Trust
0.593% due 10/19/2026	1,289	1,183
0.594% due 07/20/2033	3,099	2,755
0.714% due 07/20/2033	2,179	1,549
Structured Adjustable Rate Mortgage Loan Trust
1.547% due 01/25/2035	768	453
Structured Asset Mortgage Investments, Inc.
0.465% due 05/25/2036	30,602	14,666
0.823% due 07/19/2034	462	426
0.943% due 03/19/2034	815	737
Structured Asset Securities Corp.
2.797% due 10/28/2035	1,394	1,106
Wachovia Bank Commercial Mortgage Trust
0.332% due 09/15/2021	15,920	15,430
WaMu Mortgage Pass-Through Certificates
0.475% due 04/25/2045	3,577	2,899
0.505% due 11/25/2045	2,598	2,068
0.515% due 12/25/2045	1,498	1,192
0.898% due 01/25/2047	2,096	1,400
0.968% due 12/25/2046	4,184	3,015
1.127% due 06/25/2046	5,761	4,300
1.147% due 02/25/2046	4,093	3,171
1.347% due 11/25/2042	850	735
1.349% due 05/25/2041	280	259
2.578% due 03/25/2034	349	347
2.640% due 05/25/2046	1,048	725
2.640% due 07/25/2046	9,997	7,789
2.640% due 08/25/2046	25,688	18,159
2.640% due 09/25/2046	4,313	3,295
2.640% due 10/25/2046	2,072	1,556
2.640% due 12/25/2046	2,173	1,611
Washington Mutual MSC Mortgage Pass-Through Certificates
2.207% due 02/25/2033	22	19
2.495% due 05/25/2033	52	49
2.502% due 02/25/2033	3	2
Wells Fargo Mortgage-Backed Securities Trust
4.442% due 11/25/2033	149	151

Total Mortgage-Backed Securities (Cost $301,963)		202,981

ASSET-BACKED SECURITIES 0.5%
ACE Securities Corp.
0.295% due 08/25/2036	121	117
Asset-Backed Securities Corp. Home Equity
0.325% due 05/25/2037	231	176
0.762% due 06/15/2031	273	262
0.782% due 11/15/2031	35	26
Bear Stearns Asset-Backed Securities Trust
0.295% due 11/25/2036	73	72
0.315% due 12/25/2036	309	291
0.325% due 10/25/2036	275	254
0.355% due 11/25/2036	5,023	2,941
0.905% due 10/25/2032	74	64
Carrington Mortgage Loan Trust
0.295% due 12/25/2036	708	590
0.565% due 10/25/2035	616	596
CIT Group Home Equity Loan Trust
0.515% due 06/25/2033	252	214
Citigroup Mortgage Loan Trust, Inc.
0.285% due 12/25/2036	257	253
0.305% due 05/25/2037	422	409
0.355% due 08/25/2036	340	325

Conseco Finance Securitizations Corp.
7.970% due 05/01/2032	1,248	867
Countrywide Asset-Backed Certificates
0.325% due 10/25/2047	68	67
0.345% due 09/25/2037	21	21
0.345% due 09/25/2047	8	8
0.425% due 09/25/2036	1,853	1,700
0.435% due 06/25/2036	1,187	1,086
Credit Suisse First Boston Mortgage Securities Corp.
0.865% due 01/25/2032	125	99
Credit-Based Asset Servicing and Securitization LLC
0.315% due 01/25/2037	1,423	297
First Franklin Mortgage Loan Asset-Backed Certificates
0.615% due 12/25/2034	15	15
GE-WMC Mortgage Securities LLC
0.285% due 08/25/2036	105	32
GSAMP Trust
0.315% due 12/25/2036	763	465
0.425% due 11/25/2035	238	27
GSRPM Mortgage Loan Trust
0.945% due 01/25/2032	49	49
Home Equity Asset Trust
0.305% due 05/25/2037	194	191
1.165% due 02/25/2033	1	1
HSI Asset Securitization Corp. Trust
0.295% due 10/25/2036	234	83
0.295% due 12/25/2036	102	100
IXIS Real Estate Capital Trust
0.305% due 05/25/2037	47	10
JPMorgan Mortgage Acquisition Corp.
0.305% due 03/25/2047	687	580
0.325% due 08/25/2036	62	18
0.325% due 03/25/2037	233	229
L.A. Arena Funding LLC
7.656% due 12/15/2026	64	70
Lehman ABS Mortgage Loan Trust
0.335% due 06/25/2037	941	392
Long Beach Mortgage Loan Trust
0.805% due 10/25/2034	1,548	1,275
MASTR Asset-Backed Securities Trust
0.295% due 11/25/2036	150	53
0.325% due 05/25/2037	433	410
Merrill Lynch Mortgage Investors, Inc.
0.365% due 02/25/2037	470	146
Mid-State Trust
7.340% due 07/01/2035	201	209
Morgan Stanley ABS Capital
0.305% due 05/25/2037	619	485
Morgan Stanley IXIS Real Estate Capital Trust
0.295% due 11/25/2036	54	18
Morgan Stanley Mortgage Loan Trust
0.315% due 01/25/2047	546	472
New Century Home Equity Loan Trust
0.425% due 05/25/2036	1,349	741
0.505% due 06/25/2035	796	791
Option One Mortgage Loan Trust
0.305% due 07/25/2037	291	281
Renaissance Home Equity Loan Trust
0.945% due 08/25/2032	2	1
Salomon Brothers Mortgage Securities, Inc.
1.145% due 01/25/2032	147	116
Saxon Asset Securities Trust
0.765% due 08/25/2032	1	1
Securitized Asset-Backed Receivables LLC
0.285% due 01/25/2037	480	400
0.305% due 12/25/2036 ^	2,201	477
0.325% due 11/25/2036 ^	873	180
Soundview Home Equity Loan Trust
0.305% due 11/25/2036	750	206
0.325% due 06/25/2037	814	677
Specialty Underwriting & Residential Finance
0.305% due 01/25/2038	671	612
Structured Asset Securities Corp.
0.325% due 01/25/2037	88	88
0.345% due 01/25/2037	732	446
0.645% due 05/25/2034	358	316

Total Asset-Backed Securities (Cost $32,071)		21,398

SHORT-TERM INSTRUMENTS 19.1%
REPURCHASE AGREEMENTS 16.7%
Banc of America Securities LLC
0.170% due 07/02/2012	32,600	32,600
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 0.250% due 04/30/2014 valued at $33,276. Repurchase proceeds are $32,600)

0.190% due 07/05/2012	65,200	65,200
(Dated 06/14/2012. Collateralized by U.S. Treasury Notes 1.000% due 05/15/2014 - 08/31/2016 valued at $66,649. Repurchase proceeds are $65,206)
Barclays Capital, Inc.
0.190% due 07/12/2012	125,200	125,200
(Dated 06/05/2012. Collateralized by Ginnie Mae 3.500% due 01/20/2042 valued at $129,490. Repurchase proceeds are $125,218.)
BNP Paribas Securities Corp.
0.200% due 07/09/2012	69,700	69,700
(Dated 06/12/2012. Collateralized by Ginnie Mae 4.000% due 03/20/2042 valued at $73,337. Repurchase proceeds are $69,708)
0.200% due 07/12/2012	57,400	57,400
(Dated 06/28/2012. Collateralized by Freddie Mac 4.000% due 08/01/2026 valued at $60,722. Repurchase proceeds are $57,401)
Citigroup Global Markets, Inc.
0.190% due 07/05/2012	17,000	17,000
(Dated 06/14/2012. Collateralized by Fannie Mae 4.500% due 05/01/2041 valued at $17,635. Repurchase proceeds are $17,002.)
Goldman Sachs Group, Inc. (The)
0.150% due 07/12/2012	7,000	7,000
(Dated 06/28/2012. Collateralized by Ginnie Mae 3.500% due 06/20/2042 valued at $7,232. Repurchase proceeds are $7,000)
0.200% due 07/12/2012	125,000	125,000
(Dated 06/01/2012. Collateralized by Fannie Mae 4.500% due 05/01/2040 valued at $92,544 and Freddie Mac 5.000% due 03/01/2040 valued at $33,555. Repurchase proceeds are $125,022)
JPMorgan Securities, Inc.
0.190% due 07/02/2012	82,000	82,000
(Dated 06/29/2012. Collateralized by U.S. Treasury Notes 3.250% due 03/31/2017 valued at $83,890. Repurchase proceeds are $82,001)
0.200% due 07/09/2012	25,000	25,000
(Dated 06/15/2012. Collateralized by Federal Home Loan Bank 1.625% due 06/14/2019 valued at $10,323 and Freddie Mac 5.500% due 08/20/2012 valued at $15,261. Repurchase proceeds are $25,002)
RBC Capital Markets LLC
0.200% due 07/03/2012	47,800	47,800
(Dated 06/18/2012. Collateralized by Ginnie Mae 3.500% due 01/20/2042 valued at $49,431. Repurchase proceeds are $47,804.)
State Street Bank and Trust Co.
0.010% due 07/02/2012	6,283	6,283
(Dated 06/29/2012. Collateralized by U.S. Treasury Bonds 6.250% due 05/15/2030 valued at $6,409. Repurchase proceeds are $6,283.)
TD Securities (USA) LLC
0.190% due 07/02/2012	42,500	42,500
(Dated 06/12/2012. Collateralized by Federal Home Loan Bank 0.250% due 09/06/2013 valued at $43,357. Repurchase proceeds are $42,504.)

		702,683

SHORT-TERM NOTES 2.3%
Fannie Mae
0.167% due 12/19/2012	1,700	1,699
Freddie Mac
0.132% due 11/01/2012	26,900	26,891
0.162% due 12/03/2012 - 01/22/2013	56,047	56,014
0.167% due 12/17/2012	13,200	13,193

		97,797

U.S. TREASURY BILLS 0.1%
0.175% due 08/02/2012 - 03/07/2013 (a)(c)(d)	2,596	2,594

	SHARES
PIMCO SHORT-TERM FLOATING NAV PORTFOLIO (b) 0.0%
PIMCO Short-Term Floating NAV Portfolio	18,495	185

Total Short-Term Instruments (Cost $803,243)		803,259

Total Investments 101.0% (Cost $4,220,965)		$4,241,180
Written Options (h) (0.1%) (Premiums $10,600)		(4,687)
Other Assets and Liabilities (Net) (0.9%)		(37,151)

Net Assets 100.0%		$4,199,342

Notes to Schedule of Investments (amounts in thousands*, except number of contracts):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

(a)	Coupon represents a weighted average yield to maturity.

(b)	Affiliated to the Portfolio.

(c)	Securities with an aggregate market value of $70 have been pledged as collateral for delayed-delivery securities and sale-buyback transactions as governed by Master Securities Forward Transaction Agreements as of June 30, 2012.

(d)	Securities with an aggregate market value of $5,123 have been pledged as collateral as of June 30, 2012 for swaptions as governed by International Swaps and Derivatives Association, Inc. Master Agreements.

(e)	On June 30, 2012, securities valued at $88,924 were pledged as collateral for the following open reverse repurchase agreements.

Counterparty	Coupon Rate(1)	Settlement Date	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
JPS	(0.030%)	06/29/2012	07/02/2012	$86,818	$(86,817)

(1)	The average amount of borrowings while outstanding during the period ended June 30, 2012 was $245,467 at a weighted average interest rate of 0.051%.

(f)	Securities with an aggregate market value of $29,940 have been pledged as collateral for the following open futures contracts on June 30, 2012:

Description	Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 10-Year Note September Futures	Long	09/2012	26,107	$16,105

(g)	Centrally cleared swap agreements outstanding on June 30, 2012:

Securities with an aggregate market value of $4,926 have been pledged as collateral for the following open centrally cleared swaps as of June 30, 2012.

Interest Rate Swaps

Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Maturity Date	Notional Amount	Market Value	Unrealized (Depreciation)
Receive	3-Month USD-LIBOR	2.750%	06/20/2042	$45,000	$(2,415)	$(3,741)

(h)	Written options outstanding on June 30, 2012:

Interest Rate Swaptions

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Premium	Market Value
Call -OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Receive	0.400%	08/13/2012	$4,000,000	$5,300	$(135)
Put -OTC 1-Year Interest Rate Swap	UAG	3-Month USD-LIBOR	Pay	0.400%	08/13/2012	4,000,000	5,300	(4,552)

							$10,600	$(4,687)

(i)	Short sales outstanding on June 30, 2012:

Description	Coupon	Maturity Date	Principal Amount	Proceeds	Market Value
Fannie Mae	4.000%	07/01/2042	$31,000	$32,841	$(33,010)
Fannie Mae	4.500%	08/01/2042	4,000	4,283	(4,290)
Fannie Mae	5.500%	07/01/2042	11,000	11,994	(12,000)

				$49,118	$(49,300)

(j)	Fair Value Measurements (1)

(i) The following is a summary of the fair valuations according to the inputs used as of June 30, 2012 in valuing the Portfolio’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 06/30/2012
Investments, at value
Corporate Bonds & Notes
Banking & Finance	$0	$74,081	$0	$74,081
Industrials	0	408	0	408
Municipal Bonds & Notes
California	0	2,195	0	2,195
Iowa	0	1,914	0	1,914
New York	0	1,238	0	1,238
U.S. Government Agencies	0	863,443	0	863,443
U.S. Treasury Obligations	0	2,270,263	0	2,270,263
Mortgage-Backed Securities	0	202,981	0	202,981
Asset-Backed Securities	0	21,398	0	21,398
Short-Term Instruments
Repurchase Agreements	0	702,683	0	702,683
Short-Term Notes	0	97,797	0	97,797
U.S. Treasury Bills	0	2,594	0	2,594
PIMCO Short-Term Floating NAV Portfolio	185	0	0	185
	$185	$4,240,995	$0	$4,241,180

Short Sales, at value	$0	$(49,300)	$0	$(49,300)

Financial Derivative Instruments (2) - Assets
Interest Rate Contracts	$16,105	$0	$0	$16,105

Financial Derivative Instruments (2) - Liabilities
Interest Rate Contracts	$0	$(8,428)	$0	$(8,428)

Totals	$16,290	$4,183,267	$0	$4,199,557

(ii) As of June 30, 2012, there were no transfers between Level 1 and 2 during the period.

(1)	See note 2 in the Supplementary Notes to Schedule of Investments for additional information.
(2)	Financial Derivative Instruments may include open futures contracts, swap agreements, written options, and foreign currency contracts.

See Accompanying Notes

1. BASIS FOR CONSOLIDATION FOR PIMCO COMMODITIESPLUS® SHORT STRATEGY FUND, PIMCO COMMODITIESPLUS® STRATEGY FUND, PIMCO COMMODITYREALRETURN STRATEGY FUND®, PIMCO GLOBAL MULTI-ASSET FUND, PIMCO INFLATION RESPONSE MULTI-ASSET FUND, PIMCO INTERNATIONAL PORTFOLIO AND PIMCO SHORT-TERM FLOATING NAV PORTFOLIO III (“Consolidated Funds”)

PIMCO Cayman Commodity Fund I, II, III, IV, VII and PIMCO Cayman Japan Fund I and II (each a “Subsidiary”), Cayman Islands exempted companies, were incorporated as wholly owned subsidiaries acting as investment vehicles for the Consolidated Funds in order to effect certain investments for the Consolidated Funds consistent with the Consolidated Fund’s investment objectives and policies as specified in their respective prospectus and statement of additional information. Each Consolidated Funds’ investment portfolio has been consolidated and includes the portfolio holdings of the Consolidated Fund and its respective Subsidiary. The consolidated financial statements include the accounts of the Consolidated Funds and their respective Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Consolidated Funds and their respective Subsidiary, comprising the entire issued share capital of the Subsidiary with the intent that each Consolidated Fund will remain the sole shareholder and retain all rights. Under the Articles of Association of each Subsidiary, shares issued by each Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of each of the Subsidiaries and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of each of the Subsidiaries. See the table below for details regarding the structure, incorporation and relationship as of June 30, 2012 of each Subsidiary to its respective Consolidated Fund (amounts in thousands).

Fund Name	Subsidiary	Date of Incorporation	Subscription Agreement	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
PIMCO CommoditiesPLUS® Short Strategy Fund	PIMCO Cayman Commodity Fund IV Ltd.	04/14/2010	05/07/2010	$5,332	$596	11.2%
PIMCO CommoditiesPLUS® Strategy Fund	PIMCO Cayman Commodity Fund III Ltd.	04/14/2010	05/07/2010	4,343,772	1,156,936	26.6
PIMCO CommodityRealReturn Strategy Fund®	PIMCO Cayman Commodity Fund I Ltd.	07/21/2006	08/01/2006	19,963,188	4,347,083	21.8
PIMCO Global Multi-Asset Fund	PIMCO Cayman Commodity Fund II Ltd.	11/21/2008	12/10/2008	5,425,935	627,889	11.6
PIMCO Inflation Response Multi-Asset Fund	PIMCO Cayman Commodity Fund VII Ltd.	08/01/2011	08/31/2011	54,676	8,360	15.3
PIMCO International Portfolio	PIMCO Cayman Japan Fund II Ltd.	06/05/2012	06/12/2012	2,143,741	125,099	5.8
PIMCO Short-Term Floating NAV Portfolio III	PIMCO Cayman Japan Fund I Ltd.	06/05/2012	06/12/2012	8,506,768	252,016	3.0

2. Fair Value Measurements

(a) Investment Valuation Policies The Net Asset Value (“NAV”) of a Fund’s shares is valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open (each a “Business Day”). Information that becomes known to a Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day.

For purposes of calculating the NAV, portfolio securities and other financial derivative instruments are valued on each Business Day using valuation methods as adopted by the Board of Trustees (the “Board”) of the Trust. Where market quotes are readily available, fair market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Where market quotes are not readily available, portfolio securities and other financial derivative instruments are valued at fair value, as determined in good faith by the Board, its Valuation Committee, or the investment adviser (the “Adviser”) pursuant to instructions from the Board or its Valuation Committee.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s securities or financial derivative instruments. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Adviser, Pacific Investment Management Company LLC (“PIMCO”), the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or financial derivative instruments and for determining whether the value of the applicable securities or financial derivative instruments should be re-evaluated in light of such significant events.

The Board has adopted methods for valuing securities and other financial derivative instruments in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to PIMCO. The Valuation Committee has been established by the Board to oversee the implementation of a Fund’s valuation methods and to make fair value determinations on behalf of the Board as instructed. The Board has adopted methods for valuing securities and other financial derivative instruments that may require fair valuation under particular circumstances. The Adviser monitors the continual appropriateness of methods applied and determines if adjustments should be made in light of market changes, events affecting the issuer, or other factors. If the Adviser determines that a valuation method may no longer be appropriate, another valuation method may be selected, or the Valuation Committee will take any appropriate action in accordance with procedures set forth by the Board. The Board shall review the appropriateness of the valuation methods from time to time and these methods may be amended or supplemented from time to time by the Valuation Committee.

For instances in which daily market quotes are not readily available, investments may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. In the event that the security or asset cannot be valued pursuant to the established guidelines, the value of the security or asset will be determined in good faith by the Valuation Committee of the Board, generally based upon recommendations provided by PIMCO. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP defines fair market value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, and 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1–Inputs using (unadjusted) quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2–Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3–Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets categorized as Level 1 or 2 as of period end may have been transferred between Levels 1 and 2 since the prior period due to changes in the valuation method utilized in valuing the investments. Transfers from Level 1 to Level 2 are typically a result of a change, in the normal course of business, from the use of the trade price on the initial purchase date (Level 1) to valuation methods used by third-party pricing services (Level 2). Transfers from Level 2 to Level 1 are typically a result of exchange traded products for which quoted prices from an active market were not available (Level 2) and have become available (Level 1). In accordance with the requirements of U.S. GAAP, the amounts of such transfers between Levels 1 and 2, if any, are disclosed in the Notes to the Schedule of Investments for each respective Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the significant transfers between Levels of a Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, Level 3 reconciliation, and details of significant unobservable inputs, if any, have been included in the Notes to the Schedule of Investments for each respective Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair market value The valuation methods (or “techniques”) and significant inputs used in determining the fair market values of portfolio securities or financial derivative instruments categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued by pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buy back transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from pricing service providers. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the NYSE is closed and the NAV may change on days when an investor is not able to purchase, redeem or exchange shares. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end management investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted. Investments in privately held investment funds with significant restrictions on redemptions where the inputs of NAVs are observable will be valued based upon the NAVs of such investments and are categorized as Level 2 of the fair value hierarchy.

Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, or swap agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or by pricing service providers. Depending on the product and the terms of the transaction, the value of financial derivative instruments can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are valued at the daily settlement price determined by the respective exchange. For centrally cleared credit default swaps the clearing facility requires its members to provide actionable levels across complete term structures. These levels along with external third party prices are used to produce daily settlement prices. These securities are categorized as Level 2 of the fair value hierarchy. Centrally cleared interest rate swaps are valued using a pricing model that references the underlying rates including the overnight index swap rate and London Interbank Offered Rate (“LIBOR”) forward rate to produce the daily settlement price. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and financial derivative instruments categorized as Level 3 of the fair value hierarchy are as follows:

Benchmark Pricing procedures set the base price of a fixed-income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Committee. Significant changes in the unobservable inputs of the benchmark pricing process (the base price) would result in direct and proportional changes in the fair value of the security. The validity of the fair value is reviewed by PIMCO on a periodic basis and may be amended as the availability of market data indicates a material change.

If third party evaluated vendor pricing is neither available nor deemed to be indicative of fair value, the Adviser may elect to obtain indicative market quotations (“broker quotes”) directly from the broker-dealer or passed through from a third party vendor. In the event that the source of fair value is from a single sourced broker quote, these securities are categorized as Level 3 of the fair value hierarchy. Indicative market quotations are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the broker quote would have direct and proportional changes in the fair value of the security.

3. Federal Income Tax Matters

Each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

In accordance with provisions set forth under U.S. GAAP, the Investment Adviser has reviewed the Funds’ tax positions for all open tax years. As of June 30, 2012, the Funds have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions they have taken or expect to take in future tax returns.

The PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund may gain exposure to the commodities markets primarily through index-linked notes, and may invest in other commodity-linked derivative instruments, including commodity swap agreements, options, futures contracts, options on futures contracts and foreign funds investing in similar commodity-linked derivatives.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Fund derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked swaps is not qualifying income under Subchapter M of the Code. The IRS has also issued private letter rulings in which the IRS specifically concluded that income from certain commodity index-linked notes is qualifying income. The IRS has also issued private rulings in which the IRS specifically concluded that income derived from investment in a subsidary will also be qualifying income. Based on such rulings, the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund will continue to seek to gain exposure to the commodity markets primarily through investments in commodity-linked notes and through investments in its subsidiary.

It should be noted, however, that the IRS currently has suspended the issuance of such rulings pending further review. There can be no assurance that the IRS will not change its position that income derived from commodity-linked notes and wholly-owned subsidiaries is qualifying income. Furthermore, the tax treatment of commodity linked notes, other commodity-linked derivatives, and the Fund’s investments in the Subsidiary may otherwise be adversely affected by future legislation, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Fund’s taxable income or any distributions made by the Fund or result in the inability of the Fund to operate as described in its Prospectus.

If, during a taxable year, a subsidiary incurs taxable losses (and other deductible items) exceeding its income and gains, the net loss will not pass through to the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as a deductible amount for Federal income tax purposes. Note that the loss from a subsidiary’s contemplated activities also cannot be carried forward to reduce future subsidiary income in subsequent years. However, if a subsidiary’s taxable gains exceed its losses and other deductible items during a taxable year, the net gain will pass through to the PIMCO Commodities PLUS® Short Strategy Fund, PIMCO Commodities PLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund as income for Federal income tax purposes.

To the extent a Fund invests in the PIMCO CommoditiesPLUS® Short Strategy Fund, PIMCO CommoditiesPLUS® Strategy Fund, PIMCO CommodityRealReturn Strategy Fund®, PIMCO Global Multi-Asset Fund and PIMCO Inflation Response Multi-Asset Fund, the Fund may be subject to additional tax risk.

As of June 30, 2012, the aggregate gross and net unrealized appreciation/depreciation of investment securities for federal tax purposes were as follows (amount in thousands):

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
PIMCO All Asset All Authority Fund	$27,557,575	$564,865	$(759,490)	$(194,625)
PIMCO All Asset Fund	27,873,638	769,292	(636,867)	132,425
PIMCO California Intermediate Municipal Bond Fund	130,165	7,611	(172)	7,439
PIMCO California Municipal Bond Fund	2,741	8	(2)	6
PIMCO California Short Duration Municipal Income Fund	253,704	2,841	(313)	2,528
PIMCO CommoditiesPLUS® Short Strategy Fund	5,743	6	(24)	(18)
PIMCO CommoditiesPLUS® Strategy Fund	4,651,363	11,629	(324,641)	(313,012)
PIMCO CommodityRealReturn Strategy Fund®	28,668,600	0	(5,458,242)	(5,458,242)
PIMCO Convertible Fund	1,621,298	125,374	(99,451)	25,923
PIMCO Credit Absolute Return Fund	164,372	2,498	(451)	2,047
PIMCO Diversified Income Fund	5,757,129	281,114	(63,536)	217,578
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	7,082,336	121,660	(25,118)	96,542
PIMCO Emerging Local Bond Fund	12,459,954	294,054	(311,977)	(17,923)
PIMCO Emerging Markets Bond Fund	6,576,099	417,094	(31,022)	386,072
PIMCO Emerging Markets Corporate Bond Fund	501,975	10,921	(6,347)	4,574
PIMCO Emerging Markets Currency Fund	6,731,751	38,783	(61,823)	(23,040)
PIMCO Extended Duration Fund	395,470	45,695	(593)	45,102
PIMCO Floating Income Fund	3,841,908	93,289	(74,746)	18,543
PIMCO Foreign Bond Fund (Unhedged)	6,591,175	116,742	(188,461)	(71,719)
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	6,429,411	131,702	(155,244)	(23,542)
PIMCO Fundamental Advantage Total Return Strategy Fund	1,730,761	61,246	(19,880)	41,366
PIMCO Fundamental IndexPLUS® TR Fund	1,032,197	16,687	(6,800)	9,887
PIMCO Global Advantage® Strategy Bond Fund	4,887,457	126,984	(42,293)	84,691
PIMCO Global Bond Fund (Unhedged)	1,562,717	35,167	(43,710)	(8,543)
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	461,613	9,197	(8,841)	356
PIMCO Global Multi-Asset Fund	5,760,610	115,627	(251,111)	(135,484)
PIMCO GNMA Fund	3,661,578	33,398	(10,051)	23,347
PIMCO Government Money Market Fund	307,560	0	0	0
PIMCO High Yield Fund	17,294,728	788,108	(283,650)	504,458
PIMCO High Yield Municipal Bond Fund	375,000	24,127	(13,705)	10,422
PIMCO High Yield Spectrum Fund	1,400,641	23,489	(36,674)	(13,185)
PIMCO Income Fund	13,074,423	340,447	(177,268)	163,179
PIMCO Inflation Response Multi-Asset Fund	53,102	803	(113)	690
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	3,395,985	32,910	(2,442)	30,468
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,406,790	18,603	(5,811)	12,792
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	192,459	4,583	(7,063)	(2,480)
PIMCO Investment Grade Corporate Bond Fund	8,150,635	434,478	(57,384)	377,094
PIMCO Long Duration Total Return Fund	5,979,756	743,026	(23,568)	719,458
PIMCO Long-Term Credit Fund	2,617,377	193,004	(24,059)	168,945
PIMCO Long-Term U.S. Government Fund	1,780,257	86,476	(19,771)	66,705
PIMCO Low Duration Fund	28,311,330	332,840	(165,518)	167,322
PIMCO Low Duration Fund II	1,034,364	8,070	(4,011)	4,059
PIMCO Low Duration Fund III	348,031	4,537	(2,496)	2,041
PIMCO Moderate Duration Fund	3,291,335	83,067	(18,507)	64,560
PIMCO Money Market Fund	751,432	0	0	0
PIMCO Mortgage-Backed Securities Fund	812,587	9,721	(15,469)	(5,748)
PIMCO Municipal Bond Fund	539,664	28,130	(446)	27,684
PIMCO National Intermediate Municipal Bond Fund	3,099	21	(2)	19
PIMCO New York Municipal Bond Fund	149,063	14,311	(25)	14,286
PIMCO Real Income 2019 Fund®	26,912	793	(8)	785
PIMCO Real Income 2029 Fund®	19,060	1,396	(2)	1,394
PIMCO Real Return Asset Fund	1,264,153	76,704	(6,902)	69,802
PIMCO Real Return Fund	25,649,176	1,343,348	(127,616)	1,215,732
PIMCO RealEstateRealReturn Strategy Fund	3,287,241	124,573	(9,330)	115,243

PIMCO RealRetirement® 2015 Fund	21,313	428	(130)	298
PIMCO RealRetirement® 2020 Fund	48,159	1,012	(697)	315
PIMCO RealRetirement® 2025 Fund	27,079	668	(239)	429
PIMCO RealRetirement® 2030 Fund	40,266	628	(525)	103
PIMCO RealRetirement® 2035 Fund	22,037	524	(241)	283
PIMCO RealRetirement® 2040 Fund	35,260	382	(531)	(149)
PIMCO RealRetirement® 2045 Fund	4,742	64	(72)	(8)
PIMCO RealRetirement® 2050 Fund	17,841	291	(681)	(390)
PIMCO RealRetirement® Income and Distribution Fund	32,053	550	(382)	168
PIMCO Senior Floating Rate Fund	841,028	4,156	(4,807)	(651)
PIMCO Short Asset Investment Fund	3,700	2	(2)	0
PIMCO Short Duration Municipal Income Fund	393,364	3,402	(1,066)	2,336
PIMCO Short-Term Fund	11,471,851	66,800	(95,867)	(29,067)
PIMCO Small Cap StocksPLUS® TR Fund	512,666	13,064	(3,793)	9,271
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	447,841	8,085	(395)	7,690
PIMCO StocksPLUS® Fund	1,256,227	9,897	(13,447)	(3,550)
PIMCO StocksPLUS® Long Duration Fund	531,874	58,949	(2,414)	56,535
PIMCO StocksPLUS® Total Return Fund	601,628	14,142	(4,598)	9,544
PIMCO StocksPLUS® TR Short Strategy Fund	2,342,019	65,981	(12,951)	53,030
PIMCO Tax Managed Real Return Fund	77,233	2,934	(21)	2,913
PIMCO Total Return Fund	325,672,079	10,617,708	(1,787,685)	8,830,023
PIMCO Total Return Fund II	3,620,419	179,972	(16,324)	163,648
PIMCO Total Return Fund III	4,737,583	188,051	(35,363)	152,688
PIMCO Total Return Fund IV	930,975	19,709	(1,773)	17,936
PIMCO Unconstrained Bond Fund	16,542,897	577,180	(253,866)	323,314
PIMCO Unconstrained Tax Managed Bond Fund	255,685	18,749	(3,209)	15,540
PIMCO Asset-Backed Securities Portfolio	888,761	19,930	(95,306)	(75,376)
PIMCO Developing Local Markets Portfolio	239,246	14	(16,611)	(16,597)
PIMCO Emerging Markets Portfolio	1,099,448	35,541	(5,294)	30,247
PIMCO FX Strategy Portfolio	32,741	29	(57)	(28)
PIMCO High Yield Portfolio	746,218	25,206	(30,612)	(5,406)
PIMCO International Portfolio	2,150,974	68,608	(92,642)	(24,034)
PIMCO Investment Grade Corporate Portfolio	3,778,773	288,348	(26,132)	262,216
PIMCO Long Duration Corporate Bond Portfolio	11,115,829	1,175,700	(63,205)	1,112,495
PIMCO Low Duration Portfolio	257,104	180	(348)	(168)
PIMCO Mortgage Portfolio	11,008,114	147,321	(215,720)	(68,399)
PIMCO Municipal Sector Portfolio	357,660	40,093	(2,014)	38,079
PIMCO Real Return Portfolio	3,403,870	177,879	(3,505)	174,374
PIMCO Senior Floating Rate Portfolio	9,013	51	(50)	1
PIMCO Short-Term Floating NAV Portfolio	20,257,302	3,729	(2,315)	1,414
PIMCO Short-Term Floating NAV Portfolio II	3,455,403	465	(385)	80
PIMCO Short-Term Floating NAV Portfolio III	9,014,429	14,173	(3,185)	10,988
PIMCO Short-Term Portfolio	1,056,369	21,846	(59,713)	(37,867)
PIMCO U.S. Government Sector Portfolio	4,221,909	131,797	(112,526)	19,271

(1)	Primary differences, if any, between book and tax unrealized appreciation/(depreciation) are attributable to wash sale loss deferrals.

4. RELATED PARTY TRANSACTIONS

The Funds listed below invest substantially all of their assets in Institutional Class or, as applicable, Class M shares of PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies (the “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Funds. The tables below show the transactions in and earnings from investments in these affiliated Funds for the period ended June 30, 2012 (amounts in thousands):

PIMCO All Asset All Authority Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,754,244	$123,836	$0	$0	$(195,604)	$1,682,476	$1,503
PIMCO CommodityRealReturn Strategy Fund®	501,288	2,800	(50,000)	(12,886)	(4,525)	436,677	2,799
PIMCO Convertible Fund	691,153	6,142	0	0	(35,335)	661,960	6,142
PIMCO Credit Absolute Return Fund	34,732	216	0	0	311	35,259	216
PIMCO Diversified Income Fund	822,721	182,280	(4,100)	31	12,428	1,013,360	10,350
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	1,617,545	334,594	0	0	(109,807)	1,842,332	0
PIMCO Emerging Local Bond Fund	1,733,518	574,195	0	0	(29,997)	2,277,716	22,239
PIMCO Emerging Markets Bond Fund	1,252,672	249,235	0	0	7,137	1,509,044	15,342
PIMCO Emerging Markets Currency Fund	2,170,727	490,042	0	0	(68,954)	2,591,815	7,765
PIMCO EqSTM Dividend Fund	21,814	278	0	0	(744)	21,348	278
PIMCO EqSTM Emerging Markets Fund	34,328	0	0	0	(3,962)	30,366	0
PIMCO EqSTM Long/Short Fund	0	77,500	0	0	(1,258)	76,242	0
PIMCO EqS Pathfinder Fund®	500,721	0	0	0	(17,678)	483,043	0
PIMCO Floating Income Fund	1,263,087	14,904	0	0	(17,412)	1,260,579	14,904
PIMCO Foreign Bond Fund (Unhedged)	304,461	164,736	0	0	443	469,640	2,522
PIMCO Fundamental Advantage Total Return Strategy Fund	757,244	1,446	(171,407)	(26,587)	46,474	607,170	1,446
PIMCO Fundamental IndexPLUS® TR Fund	43,515	1,086	0	0	(1,009)	43,592	1,086
PIMCO Global Advantage® Strategy Bond Fund	472,613	178,980	0	0	(2,189)	649,404	3,149
PIMCO High Yield Fund	1,925,936	403,551	0	0	(6)	2,329,481	32,361
PIMCO High Yield Spectrum Fund	326,760	193,274	0	0	1,111	521,145	6,676
PIMCO Income Fund	1,349,276	35,509	0	0	23,070	1,407,855	20,239
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	636,058	703,488	0	0	(23,726)	1,315,820	3,488
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	35,447	450	0	0	(1,245)	34,652	450
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	26,835	0	0	0	(1,001)	25,834	0
PIMCO Investment Grade Corporate Bond Fund	658,516	7,345	0	0	18,064	683,925	7,345
PIMCO Long Duration Total Return Fund	130,769	1,302	0	0	8,625	140,696	1,303
PIMCO Long-Term Credit Fund	212,759	3,165	0	0	10,325	226,249	3,165
PIMCO Long-Term U.S. Government Fund	166,962	1,157	0	0	17,494	185,613	1,157
PIMCO Low Duration Fund	2,526	18	0	0	20	2,564	18
PIMCO Real Return Asset Fund	923,832	6,727	(557,909)	33,253	12,230	418,133	6,727
PIMCO Real Return Fund	14,494	144	0	0	400	15,038	144
PIMCO RealEstateRealReturn Strategy Fund	856,217	21,939	0	0	57,919	936,075	21,939
PIMCO Senior Floating Rate Fund	142,684	372,851	(26,839)	(294)	(776)	487,626	3,649
PIMCO Short-Term Floating NAV Portfolio	1,584,963	1,702,234	(3,271,800)	152	0	15,549	34
PIMCO Short-Term Fund	6,847	129,534	(130,773)	(9)	73	5,672	43
PIMCO Small Cap StocksPLUS® TR Fund	78,812	651	0	0	(884)	78,579	651
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	231,854	4,323	0	0	(9,132)	227,045	4,323
PIMCO StocksPLUS® Fund	10,355	74	0	0	(284)	10,145	74
PIMCO StocksPLUS® Total Return Fund	15,935	151	0	0	(177)	15,909	151
PIMCO StocksPLUS® TR Short Strategy Fund	1,322,638	6,740	0	0	54,149	1,383,527	6,740
PIMCO Total Return Fund	209,894	766,471	(441,564)	1,785	6,666	543,252	4,776
PIMCO Unconstrained Bond Fund	912,747	14,935	(293,095)	3,214	21,658	659,459	4,693

Totals	$25,759,499	$6,778,303	$(4,947,487)	$(1,341)	$(227,108)	$27,361,866	$219,887

PIMCO All Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,822,329	$152,055	$0	$0	$(215,969)	$1,758,415	$1,622
PIMCO CommodityRealReturn Strategy Fund®	693,412	3,366	(150,000)	(40,436)	18,764	525,106	3,366
PIMCO Convertible Fund	874,473	7,771	0	0	(44,707)	837,537	7,771
PIMCO Credit Absolute Return Fund	61,293	382	0	0	546	62,221	382
PIMCO Diversified Income Fund	1,139,058	13,179	0	0	15,725	1,167,962	13,179
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	2,602,323	331,066	0	0	(185,125)	2,748,264	0
PIMCO Emerging Local Bond Fund	1,923,926	365,414	0	0	(44,360)	2,244,980	24,626
PIMCO Emerging Markets Bond Fund	1,056,941	199,732	0	0	5,989	1,262,662	13,491
PIMCO Emerging Markets Currency Fund	2,109,450	207,700	0	0	(69,258)	2,247,892	7,304
PIMCO EqSTM Dividend Fund	29,995	383	0	0	(1,024)	29,354	389
PIMCO EqSTM Emerging Markets Fund	68,657	0	0	0	(7,925)	60,732	0
PIMCO EqSTM Long/Short Fund	0	117,500	0	0	(1,907)	115,593	0
PIMCO EqS Pathfinder Fund®	560,947	0	0	0	(19,804)	541,143	0
PIMCO Floating Income Fund	1,893,284	22,340	0	0	(26,100)	1,889,524	22,340
PIMCO Foreign Bond Fund (Unhedged)	693,394	89,879	0	0	689	783,962	5,350
PIMCO Fundamental Advantage Total Return Strategy Fund	555,409	775	(243,840)	(27,922)	40,915	325,337	775
PIMCO Fundamental IndexPLUS® TR Fund	20,894	521	0	0	(483)	20,932	521
PIMCO Global Advantage® Strategy Bond Fund	875,536	106,081	(12,024)	(114)	(5,303)	964,176	5,675
PIMCO High Yield Fund	1,880,640	337,687	0	0	(843)	2,217,484	32,878
PIMCO High Yield Spectrum Fund	534,559	166,899	0	0	225	701,683	9,865
PIMCO Income Fund	2,373,188	35,264	0	0	40,241	2,448,693	35,264
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	614,960	935,868	0	0	(40,413)	1,510,415	3,868
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	48,333	613	0	0	(1,696)	47,250	613
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	159,471	0	0	0	(5,945)	153,526	0
PIMCO Investment Grade Corporate Bond Fund	881,534	9,024	(345,500)	31,704	(9,100)	567,662	9,024
PIMCO Long Duration Total Return Fund	31,836	317	0	0	2,100	34,253	317
PIMCO Long-Term Credit Fund	761,582	11,329	0	0	36,957	809,868	11,329
PIMCO Long-Term U.S. Government Fund	12,380	86	0	0	1,297	13,763	86
PIMCO Low Duration Fund	6,759	48	0	0	52	6,859	48
PIMCO Real Return Asset Fund	1,253,094	8,354	(1,056,993)	124,068	(59,234)	269,289	8,354
PIMCO Real Return Fund	1,580	16	0	0	43	1,639	16
PIMCO RealEstateRealReturn Strategy Fund	903,095	23,140	0	0	61,090	987,325	23,140
PIMCO Senior Floating Rate Fund	205,965	40,944	0	0	(16)	246,893	1,966
PIMCO Short-Term Floating NAV Portfolio	48	542,109	(542,130)	(22)	0	5	9
PIMCO Short-Term Fund	11,727	233,605	(218,753)	74	36	26,689	88
PIMCO Small Cap StocksPLUS® TR Fund	39,359	325	0	0	(441)	39,243	325
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	174,385	3,252	0	0	(6,870)	170,767	3,252
PIMCO StocksPLUS® Fund	2,609	19	0	0	(72)	2,556	19
PIMCO StocksPLUS® Total Return Fund	33,631	319	0	0	(374)	33,576	319
PIMCO Total Return Fund	46,974	297,031	(322,000)	1,582	43	23,630	756
PIMCO Unconstrained Bond Fund	585,448	1,904	(492,283)	11,484	650	107,203	1,903

Totals	$27,544,478	$4,266,297	$(3,383,523)	$100,418	$(521,607)	$28,006,063	$250,230

PIMCO Global Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Emerging Local Bond Fund	$211,316	$2,408	$0	$0	$(4,694)	$209,030	$2,591
PIMCO Emerging Markets Bond Fund	79,419	908	0	0	414	80,741	964
PIMCO Emerging Markets Corporate Bond Fund	223,010	2,538	0	0	1,388	226,936	2,674
PIMCO Emerging Markets Currency Fund	113,935	376	0	0	(3,679)	110,632	402
PIMCO EqSTM Dividend Fund	56,356	113,603	0	0	(479)	169,480	1,563
PIMCO EqSTM Emerging Markets Fund	282,209	0	0	0	(32,574)	249,635	0
PIMCO EqS Pathfinder Fund®	552,035	0	0	0	(19,490)	532,545	0
PIMCO Global Advantage® Strategy Bond Fund	155,900	952	0	0	(951)	155,901	1,013
PIMCO Global Bond Fund (Unhedged)	65,471	21,112	0	0	535	87,118	642
PIMCO Investment Grade Corporate Bond Index Fund	32,290	0	0	0	547	32,837	246
PIMCO Long-Term U.S. Government Fund	124,546	100,908	(67,240)	(11,801)	16,043	162,456	665
PIMCO Real Return Fund	0	57,863	0	0	1,287	59,150	569
PIMCO RealEstateRealReturn Strategy Fund	12,287	315	0	0	831	13,433	315
PIMCO Short-Term Floating NAV Portfolio	116,708	425,802	(430,600)	(4)	(11)	111,895	102
PIMCO StocksPLUS® Fund	772,118	3,684	(250,140)	(6,996)	(15,716)	502,950	3,683
PIMCO Total Return Fund	294,142	52,461	(109,310)	2,685	3,596	243,574	2,950
PIMCO Unconstrained Bond Fund	146,055	867	0	0	4,372	151,294	920

Totals	$3,237,797	$783,797	$(857,290)	$(16,116)	$(48,581)	$3,099,607	$19,299

PIMCO Inflation Response Multi-Asset Fund

Underlying PIMCO Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO Emerging Markets Currency Fund	$5,908	$2,585	$(258)	$(17)	$(197)	$8,021	$23
PIMCO Short-Term Floating NAV Portfolio	10,120	21,706	(18,300)	6	(6)	13,526	6

Totals	$16,028	$24,291	$(18,558)	$(11)	$(203)	$21,547	$29

PIMCO RealRetirement® 2015 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$422	$107	$0	$0	$(51)	$478	$0
PIMCO Emerging Markets Bond Fund	0	413	0	0	6	419	2
PIMCO EqSTM Dividend Fund	0	622	0	0	2	624	5
PIMCO EqSTM Emerging Markets Fund	620	35	0	0	(70)	585	0
PIMCO EqS Pathfinder Fund®	447	23	0	0	(14)	456	0
PIMCO Global Advantage® Strategy Bond Fund	612	39	0	0	(3)	648	4
PIMCO High Yield Fund	0	414	0	0	1	415	3
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	584	100	0	0	(17)	667	8
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	60	0	(56)	(10)	6	0	0
PIMCO Low Duration Fund	1,261	544	0	0	11	1,816	10
PIMCO Real Return Fund	4,976	471	0	0	137	5,584	51
PIMCO RealEstateRealReturn Strategy Fund	752	42	(291)	19	32	554	13
PIMCO Short-Term Floating NAV Portolio	2,706	2,101	(4,100)	0	0	707	1
PIMCO Short-Term Floating NAV Portolio III	0	600	0	0	0	600	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	137	422	0	0	6	565	5
PIMCO StocksPLUS® Fund	1,715	107	0	0	(44)	1,778	13
PIMCO Total Return Fund	5,055	467	0	0	98	5,620	47

Totals	$19,347	$6,507	$(4,447)	$9	$100	$21,516	$162

PIMCO RealRetirement® 2020 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,266	$577	$0	$0	$(169)	$1,674	$2
PIMCO Emerging Markets Bond Fund	0	935	0	0	13	948	6
PIMCO EqSTM Dividend Fund	0	1,400	0	0	4	1,404	11
PIMCO EqSTM Emerging Markets Fund	1,858	0	0	0	(214)	1,644	0
PIMCO EqS Pathfinder Fund®	1,619	0	0	0	(57)	1,562	0
PIMCO Global Advantage® Strategy Bond Fund	1,523	9	0	0	(10)	1,522	10
PIMCO High Yield Fund	0	936	0	0	3	939	7
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	1,609	20	0	0	(56)	1,573	20
PIMCO Real Return Fund	11,042	810	0	0	306	12,158	112
PIMCO RealEstateRealReturn Strategy Fund	2,211	126	(575)	(44)	194	1,912	45
PIMCO Short-Term Floating NAV Portfolio	5,715	4,804	(7,800)	0	(1)	2,718	4
PIMCO Short-Term Floating NAV Portfolio III	0	2,300	0	0	0	2,300	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	332	895	0	0	11	1,238	10
PIMCO StocksPLUS® Fund	5,025	111	0	0	(137)	4,999	37
PIMCO Total Return Fund	10,501	753	0	0	203	11,457	98

Totals	$42,701	$13,676	$(8,375)	$(44)	$90	$48,048	$362

PIMCO RealRetirement® 2025 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$809	$889	$0	$0	$(129)	$1,569	$1
PIMCO Emerging Markets Bond Fund	0	535	0	0	8	543	3
PIMCO EqSTM Dividend Fund	0	805	0	0	4	809	6
PIMCO EqSTM Emerging Markets Fund	1,138	0	0	0	(131)	1,007	0
PIMCO EqS Pathfinder Fund®	1,101	80	0	0	(36)	1,145	0
PIMCO Global Advantage® Strategy Bond Fund	1,083	7	0	0	(7)	1,083	7
PIMCO High Yield Fund	0	536	0	0	2	538	4
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,337	118	0	0	(44)	1,411	18
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	103	0	(95)	(16)	8	0	0
PIMCO Real Return Fund	4,156	581	0	0	116	4,853	43
PIMCO RealEstateRealReturn Strategy Fund	1,700	237	(236)	15	104	1,820	43
PIMCO Short-Term Floating NAV Portfolio	3,907	5,003	(6,800)	0	(1)	2,109	3
PIMCO Short-Term Floating NAV Portfolio III	0	1,300	0	0	0	1,300	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	290	637	0	0	10	937	7
PIMCO StocksPLUS® Fund	2,983	262	0	0	(76)	3,169	23
PIMCO Total Return Fund	4,003	546	0	0	79	4,628	38

Totals	$22,610	$11,536	$(7,131)	$(1)	$(93)	$26,921	$196

PIMCO RealRetirement® 2030 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$1,048	$1,213	$0	$0	$(156)	$2,105	$2
PIMCO Emerging Markets Bond Fund	0	739	0	0	10	749	4
PIMCO EqSTM Dividend Fund	0	1,156	0	0	6	1,162	8
PIMCO EqSTM Emerging Markets Fund	1,938	231	0	0	(216)	1,953	0
PIMCO EqS Pathfinder Fund®	1,411	263	0	0	(42)	1,632	0
PIMCO Global Advantage® Strategy Bond Fund	1,521	165	0	0	(8)	1,678	9
PIMCO High Yield Fund	0	739	0	0	2	741	5

PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,498	499	0	0	(73)	2,924	35
PIMCO Long-Term U.S. Government Fund	488	59	0	0	51	598	3
PIMCO Real Return Fund	3,053	1,023	0	0	84	4,160	33
PIMCO RealEstateRealReturn Strategy Fund	2,296	548	0	0	168	3,012	64
PIMCO Short-Term Floating NAV Portfolio	6,514	6,403	(9,800)	0	1	3,118	3
PIMCO Short-Term Floating NAV Portfolio III	0	1,800	0	0	0	1,800	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	1,248	910	0	0	3	2,161	16
PIMCO StocksPLUS® Fund	5,694	985	0	0	(133)	6,546	44
PIMCO Total Return Fund	4,009	851	0	0	78	4,938	37

Totals	$31,718	$17,584	$(9,800)	$0	$(225)	$39,277	$263

PIMCO RealRetirement® 2035 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Fund	$0	$201	$0	$0	$3	$204	$2
PIMCO CommoditiesPLUS® Strategy Fund	772	691	0	0	(108)	1,355	1
PIMCO Emerging Markets Bond Fund	0	415	0	0	6	421	2
PIMCO EqSTM Dividend Fund	0	642	0	0	2	644	5
PIMCO EqSTM Emerging Markets Fund	995	81	0	0	(111)	965	0
PIMCO EqS Pathfinder Fund®	907	81	0	0	(30)	958	0
PIMCO Global Advantage® Strategy Bond Fund	383	39	0	0	(3)	419	2
PIMCO High Yield Fund	0	209	0	0	0	209	2
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	1,662	171	0	0	(54)	1,779	21
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	239	0	(221)	(38)	20	0	0
PIMCO Long-Term U.S. Government Fund	759	86	0	0	79	924	5
PIMCO Real Return Fund	1,194	201	0	0	33	1,428	12
PIMCO RealEstateRealReturn Strategy Fund	1,867	297	(331)	19	113	1,965	42
PIMCO Short-Term Floating NAV Portolio	3,507	3,702	(5,300)	0	0	1,909	2
PIMCO Short-Term Floating NAV Portolio III	0	1,000	0	0	0	1,000	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	747	911	0	0	19	1,677	11
PIMCO StocksPLUS® Fund	4,074	483	0	0	(101)	4,456	30
PIMCO Total Return Fund	934	371	0	0	19	1,324	9

Totals	$18,040	$9,581	$(5,852)	$(19)	$(113)	$21,637	$146

PIMCO RealRetirement® 2040 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Fund	$0	$333	$0	$0	$5	$338	$3
PIMCO CommoditiesPLUS® Strategy Fund	1,435	1,009	0	0	(209)	2,235	2
PIMCO Emerging Markets Bond Fund	0	336	0	0	5	341	2
PIMCO EqSTM Dividend Fund	0	1,039	0	0	2	1,041	8
PIMCO EqSTM Emerging Markets Fund	1,552	0	0	0	(179)	1,373	0
PIMCO EqS Pathfinder Fund®	1,380	25	0	0	(48)	1,357	0
PIMCO High Yield Fund	0	336	0	0	0	336	3
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,452	44	0	0	(121)	3,375	44
PIMCO Long-Term U.S. Government Fund	1,468	50	0	0	155	1,673	10
PIMCO Real Return Fund	1,224	22	0	0	34	1,280	12
PIMCO RealEstateRealReturn Strategy Fund	3,383	164	(235)	(27)	258	3,543	83
PIMCO Short-Term Floating NAV Portfolio	6,623	3,604	(7,600)	0	(1)	2,626	4
PIMCO Short-Term Floating NAV Portfolio III	0	1,700	0	0	0	1,700	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	2,812	782	0	0	(17)	3,577	30
PIMCO StocksPLUS® Fund	6,663	1,065	0	0	(194)	7,534	55
PIMCO Total Return Fund	1,317	64	0	0	25	1,406	12

Totals	$31,309	$10,573	$(7,835)	$(27)	$(285)	$33,735	$268

PIMCO RealRetirement® 2045 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Fund	$0	$39	$0	$0	$1	$40	$0
PIMCO CommoditiesPLUS® Strategy Fund	133	203	0	0	(22)	314	0
PIMCO Emerging Markets Bond Fund	0	46	0	0	1	47	0
PIMCO EqSTM Dividend Fund	0	139	0	0	2	141	1
PIMCO EqSTM Emerging Markets Fund	147	92	0	0	(14)	225	0
PIMCO EqS Pathfinder Fund®	122	61	0	0	(3)	180	0
PIMCO High Yield Fund	0	46	0	0	1	47	1
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	341	173	0	0	(6)	508	7
PIMCO Long-Term U.S. Government Fund	139	81	0	0	16	236	1
PIMCO Real Return Fund	76	25	0	0	2	103	1
PIMCO RealEstateRealReturn Strategy Fund	326	192	0	0	29	547	13
PIMCO Short-Term Floating NAV Portfolio	400	800	(1,100)	0	0	100	0
PIMCO Short-Term Floating NAV Portfolio III	0	200	0	0	0	200	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	267	222	0	0	6	495	4
PIMCO StocksPLUS® Fund	710	353	0	0	(9)	1,054	8
PIMCO Total Return Fund	92	50	0	0	2	144	1

Totals	$2,753	$2,722	$(1,100)	$0	$6	$4,381	$37

PIMCO RealRetirement® 2050 Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO 15+ Year U.S. TIPS Index Fund	$0	$174	$0	$0	$2	$176	$2
PIMCO CommoditiesPLUS® Strategy Fund	837	531	0	0	(118)	1,250	1
PIMCO Emerging Markets Bond Fund	0	175	0	0	2	177	1
PIMCO EqSTM Dividend Fund	0	534	0	0	1	535	4
PIMCO EqSTM Emerging Markets Fund	819	0	0	0	(94)	725	0
PIMCO EqS Pathfinder Fund®	631	0	0	0	(23)	608	0
PIMCO High Yield Fund	0	176	0	0	0	176	2
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	2,007	23	(157)	(62)	(14)	1,797	23
PIMCO Long-Term U.S. Government Fund	756	5	0	0	80	841	5
PIMCO Real Return Fund	304	3	0	0	8	315	3
PIMCO RealEstateRealReturn Strategy Fund	1,930	94	0	0	130	2,154	51
PIMCO Short-Term Floating NAV Portfolio	3,514	2,502	(4,700)	0	(1)	1,315	2
PIMCO Short-Term Floating NAV Portfolio III	0	800	0	0	0	800	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	1,534	367	(157)	(8)	(10)	1,726	14
PIMCO StocksPLUS® Fund	3,854	367	(470)	(21)	(100)	3,630	27
PIMCO Total Return Fund	357	22	0	0	8	387	3

Totals	$16,543	$5,773	$(5,484)	$(91)	$(129)	$16,612	$138

PIMCO RealRetirement® Income and Distribution Fund

Underlying Funds	Market Value 03/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 06/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Strategy Fund	$416	$418	$(33)	$(6)	$(58)	$737	$1
PIMCO Emerging Markets Bond Fund	0	660	(29)	0	10	641	4
PIMCO EqSTM Dividend Fund	0	981	(43)	(1)	8	945	7
PIMCO EqSTM Emerging Markets Fund	663	123	(31)	(4)	(69)	682	0
PIMCO EqS Pathfinder Fund®	442	92	(22)	0	(13)	499	0
PIMCO Global Advantage® Strategy Bond Fund	809	189	(44)	(1)	(2)	951	5
PIMCO High Yield Fund	0	661	(29)	0	2	634	5
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	757	165	(38)	(18)	(2)	864	11
PIMCO Low Duration Fund	2,828	666	(156)	(1)	25	3,362	21
PIMCO Real Return Fund	7,133	1,918	(412)	0	200	8,839	76
PIMCO RealEstateRealReturn Strategy Fund	714	173	(140)	(16)	68	799	19
PIMCO Short-Term Floating NAV Portolio	2,712	9,602	(11,400)	1	(1)	914	2
PIMCO Short-Term Floating NAV Portolio III	0	200	0	0	0	200	0
PIMCO Small Cap StocksPLUS® TR Strategy Fund	90	687	(33)	(1)	14	757	6
PIMCO StocksPLUS® Fund	2,090	448	(107)	(3)	(43)	2,385	18
PIMCO Total Return Fund	7,263	1,912	(412)	(5)	153	8,911	70

Totals	$25,917	$18,895	$(12,929)	$(55)	$292	$32,120	$245

Each Fund may invest in the PIMCO Short-Term Floating NAV Portfolio and PIMCO Short-Term Floating NAV Portfolio III (“PIMCO Short-Term Floating NAV Portfolios”) to the extent permitted by the Act and rules thereunder. The PIMCO Short-Term Floating NAV Portfolios are registered investment companies created for use solely by the series of the Trust and series of the PIMCO Variable Insurance Trust, PIMCO ETF Trust, PIMCO Equity Series, PIMCO Equity Series VIT, and other series of registered investment companies advised by PIMCO, in connection with their cash management activities. The PIMCO Short-Term Floating NAV Portfolios may incur expenses related to their investment activities, but do not pay Investment Advisory or Supervisory and Administrative Fees to PIMCO. The PIMCO Short-Term Floating NAV Portfolios are considered to be affiliated with the Funds. The table below shows each Fund’s transactions in and earnings from investments in the PIMCO Short-Term Floating NAV Portfolios for the period ended June 30, 2012 (amounts in thousands):

Investments in PIMCO Short-Term Floating NAV Portfolio

Fund Name	Market Value 3/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Short Strategy Fund	$906	$501	$(600)	$0	$0	$807	$1
PIMCO CommoditiesPLUS® Strategy Fund	1,065,897	237,847	(668,100)	375	(436)	635,583	747
PIMCO Credit Absolute Return Fund	45,192	18,533	(27,700)	14	(17)	36,022	33
PIMCO Diversified Income Fund	416,790	691,990	(620,700)	72	(141)	488,011	490
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	366,125	1,534,117	(1,757,700)	9	(10)	142,541	317
PIMCO Emerging Local Bond Fund	1,077,597	1,603,301	(1,809,000)	216	(278)	871,836	801
PIMCO Emerging Markets Bond Fund	764,078	588,479	(1,045,600)	168	(219)	306,906	479
PIMCO Emerging Markets Corporate Bond Fund	27,445	132,332	(114,400)	(5)	(5)	45,367	32
PIMCO Emerging Markets Currency Fund	2,203,201	1,582,451	(1,301,100)	834	(1,084)	2,484,302	1,951
PIMCO Extended Duration Fund	2,784	91,208	(74,900)	(1)	(2)	19,089	8
PIMCO Floating Income Fund	412,644	94,533	(102,000)	71	(113)	405,135	333
PIMCO Foreign Bond Fund (Unhedged)	154,295	1,514,060	(1,573,200)	(23)	(8)	95,124	160
PIMCO Foreign Bond Fund (U.S. Dollar-Hedged)	168,329	1,814,284	(1,867,100)	9	(10)	115,512	184
PIMCO Fundamental Advantage Total Return Strategy Fund	15,705	281,047	(256,900)	3	(3)	39,852	46
PIMCO Fundamental IndexPLUS® TR Fund	114	0	0	0	0	114	0
PIMCO Global Advantage® Strategy Bond Fund	790,465	1,068,827	(209,200)	133	(312)	1,649,913	927
PIMCO Global Bond Fund (Unhedged)	35,247	281,530	(298,400)	(2)	1	18,376	30
PIMCO Global Bond Fund (U.S. Dollar-Hedged)	5,968	119,912	(113,100)	(1)	(1)	12,778	12
PIMCO GNMA Fund	456,773	374,230	(776,400)	(13)	(5)	54,585	230
PIMCO High Yield Fund	2,665,591	1,479,917	(2,514,300)	967	(1,166)	1,631,009	1,717
PIMCO High Yield Spectrum Fund	139,547	285,038	(319,400)	(10)	(5)	105,170	138
PIMCO Income Fund	125,719	1,474,149	(1,326,200)	(35)	(9)	273,624	149
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	327,830	515,713	(746,100)	9	(34)	97,418	213
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	110,731	409,890	(464,300)	(2)	(5)	56,314	90
PIMCO International StocksPLUS® TR Strategy Fund (U.S. Dollar-Hedged)	3,520	903	(800)	0	(1)	3,622	3
PIMCO Investment Grade Corporate Bond Fund	1,203,863	338,437	(1,132,100)	469	(519)	410,150	637
PIMCO Long Duration Total Return Fund	59,088	905,792	(656,900)	(25)	(29)	307,926	92
PIMCO Long-Term Credit Fund	36,609	352,744	(292,900)	(4)	(10)	96,439	44
PIMCO Long-Term U.S. Government Fund	106,247	373,436	(394,000)	(1)	(3)	85,679	36
PIMCO Low Duration Fund	479,697	4,252,008	(4,119,800)	46	(59)	611,892	908
PIMCO Low Duration Fund II	72,246	245,851	(279,600)	(7)	(4)	38,486	51
PIMCO Low Duration Fund III	31,436	52,214	(74,700)	1	0	8,951	14
PIMCO Moderate Duration Fund	190,704	560,183	(689,500)	1	(2)	61,386	183
PIMCO Mortgage-Backed Securities Fund	218,638	114,687	(281,900)	(2)	(8)	51,415	87
PIMCO Real Return Asset Fund	96,750	685,353	(730,500)	13	(18)	51,598	53
PIMCO Real Return Fund	73,466	2,577,909	(2,305,300)	(20)	(33)	346,022	109
PIMCO RealEstateRealReturn Strategy Fund	139,540	959,046	(741,600)	26	(43)	356,969	146
PIMCO Senior Floating Rate Fund	28,410	291,002	(264,100)	(5)	(6)	55,301	102
PIMCO Short Asset Investment Fund	0	700	0	0	0	700	0
PIMCO Short-Term Fund	397,205	1,994,498	(2,341,800)	26	(5)	49,924	98
PIMCO Small Cap StocksPLUS® TR Fund	7,148	81,619	(73,200)	0	(1)	15,566	19
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	92,784	66,645	(133,300)	3	(4)	26,128	45
PIMCO StocksPLUS® Fund	317,156	144,797	(419,800)	38	(30)	42,161	97
PIMCO StocksPLUS® Long Duration Fund	75,800	41,048	(56,800)	29	(35)	60,042	48

PIMCO StocksPLUS® Total Return Fund	16,403	100,637	(85,500)	0	(3)	31,537	37
PIMCO StocksPLUS® TR Short Strategy Fund	67,435	517,528	(489,900)	(27)	(7)	95,029	128
PIMCO Total Return Fund	8,130,550	22,616,700	(28,378,100)	127	(99)	2,369,178	7,500
PIMCO Total Return Fund II	130,832	901,879	(792,100)	0	(8)	240,603	179
PIMCO Total Return Fund III	290,294	890,920	(1,131,200)	2	(1)	50,015	220
PIMCO Total Return Fund IV	619	351,083	(281,000)	(4)	(3)	70,695	83
PIMCO Unconstrained Bond Fund	67,760	1,810,826	(1,530,500)	4	(27)	348,063	126
PIMCO CommodityRealReturn Strategy Fund®	344,927	3,231,983	(3,294,900)	41	(8)	282,043	83
PIMCO Asset-Backed Securities Portfolio	2,840	56,405	(53,000)	(1)	0	6,244	5
PIMCO Developing Local Markets Portfolio	45,526	81,359	(39,400)	1	(12)	87,474	59
PIMCO Emerging Markets Portfolio	292,944	192,647	(170,300)	96	(127)	315,260	247
PIMCO FX Strategy Portfolio	34,392	18,516	(44,200)	12	(14)	8,706	16
PIMCO High Yield Portfolio	22,002	70,520	(72,000)	1	(2)	20,521	20
PIMCO International Portfolio	306,646	691,377	(715,200)	(5)	(12)	282,806	177
PIMCO Investment Grade Corporate Portfolio	435,904	339,420	(394,000)	80	(124)	381,280	320
PIMCO Long Duration Corporate Bond Portfolio	277,816	482,614	(573,200)	6	(20)	187,216	114
PIMCO Low Duration Portfolio	0	72,718	(8,300)	0	(7)	64,411	18
PIMCO Mortgage Portfolio	993,981	1,182,240	(1,805,200)	(7)	(29)	370,985	440
PIMCO Municipal Sector Portfolio	4,029	38,108	(33,300)	0	0	8,837	8
PIMCO Real Return Portfolio	209,068	693,754	(492,000)	(1)	(33)	410,788	254
PIMCO Senior Floating Rate Portfolio	802	400	(800)	0	0	402	0
PIMCO Short-Term Portfolio	108,331	125,226	(181,200)	11	(13)	52,355	26
PIMCO U.S. Government Sector Portfolio	185	0	0	0	0	185	0

Investments in PIMCO Short-Term Floating NAV Portfolio III

Fund Name	Market Value 3/31/2012	Purchases at Cost	Proceeds from Sales	Net Capital and Realized Gain/(Loss)	Change in Unrealized Appreciation/ (Depreciation)	Market Value 6/30/2012	Dividend Income
PIMCO CommoditiesPLUS® Short Strategy Fund	$0	$500	$0	$0	$0	$500	$0
PIMCO CommoditiesPLUS® Strategy Fund	0	411,223	0	0	0	411,223	123
PIMCO Credit Absolute Return Fund	0	8,202	0	0	0	8,202	2
PIMCO EM Fundamental IndexPLUS® TR Strategy Fund	0	74,931	(74,900)	(6)	0	25	31
PIMCO Emerging Local Bond Fund	0	440,239	0	0	0	440,239	39
PIMCO Emerging Markets Bond Fund	0	250,122	0	0	0	250,122	22
PIMCO Emerging Markets Currency Fund	0	335,229	0	0	1	335,230	29
PIMCO Fundamental Advantage Total Return Strategy Fund	0	5,900	0	0	1	5,901	1
PIMCO GNMA Fund	0	97,611	(97,500)	0	0	111	11
PIMCO High Yield Fund	0	882,048	0	0	0	882,048	148
PIMCO High Yield Spectrum Fund	0	67,111	0	0	0	67,111	11
PIMCO International Fundamental IndexPLUS® TR Strategy Fund	0	245,502	(66,200)	13	30	179,345	102
PIMCO International StocksPLUS® TR Strategy Fund (Unhedged)	0	45,043	(15,700)	(3)	(6)	29,334	43
PIMCO Investment Grade Corporate Bond Fund	0	388,208	(11,700)	0	0	376,508	108
PIMCO Low Duration Fund	0	236,610	(236,400)	(25)	(1)	184	110
PIMCO Low Duration Fund II	42,305	30,436	(42,400)	(13)	0	30,328	36
PIMCO Low Duration Fund III	0	5,201	(5,100)	0	0	101	1
PIMCO Moderate Duration Fund	203	128,566	(128,600)	(13)	0	156	66
PIMCO Mortgage-Backed Securities Fund	0	25,605	0	0	0	25,605	5
PIMCO Short-Term Fund	5,012	0	(4,900)	1	(1)	112	0
PIMCO Small Company Fundamental IndexPLUS® TR Strategy Fund	0	23,304	(7,100)	0	0	16,204	4
PIMCO StocksPLUS® Fund	0	70,019	(70,000)	(7)	0	12	19
PIMCO StocksPLUS® Total Return Fund	0	22,706	(19,200)	0	0	3,506	6
PIMCO StocksPLUS® TR Short Strategy Fund	0	67,011	0	0	0	67,011	11
PIMCO Total Return Fund	600,009	4,629,771	(600,000)	(130)	(118)	4,629,532	1,971
PIMCO Total Return Fund II	12,601	136,687	0	0	(9)	149,279	87
PIMCO Total Return Fund III	0	142,771	(142,600)	(16)	0	155	71
PIMCO Total Return Fund IV	23,305	13,435	(8,700)	(2)	(5)	28,033	35
PIMCO Investment Grade Corporate Portfolio	0	203,757	0	0	0	203,757	57
PIMCO Mortgage Portfolio	0	295,157	0	0	0	295,157	57

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FCT	Credit Suisse Capital LLC	RBC	Royal Bank of Canada
BCY	Barclays Capital, Inc.	FOB	Credit Suisse Securities (USA) LLC	RYL	Royal Bank of Scotland Group PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	SAL	Citigroup Global Markets, Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	SBI	Citigroup Global Markets Ltd.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SOG	Societe Generale
BSN	Bank of Nova Scotia	HUS	HSBC Bank USA N.A.	UAG	UBS AG Stamford
CBK	Citibank N.A.	JPM	JPMorgan Chase Bank N.A.	UBS	UBS Securities LLC
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co., Inc.	WNA	Wachovia Bank N.A.
DUB	Deutsche Bank AG	MSX	Morgan Stanley Capital Group, Inc.	WST	Westpac Banking Corp.
FBF	Credit Suisse International	MYC	Morgan Stanley Capital Services, Inc.

Currency Abbreviations:
ARS	Argentine Peso	HKD	Hong Kong Dollar	PHP	Philippine Peso
AUD	Australian Dollar	HUF	Hungarian Forint	PLN	Polish Zloty
BRL	Brazilian Real	IDR	Indonesian Rupiah	RON	Romanian New Leu
CAD	Canadian Dollar	ILS	Israeli Shekel	RUB	Russian Ruble
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CLP	Chilean Peso	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	MXN	Mexican Peso	TRY	Turkish New Lira
CZK	Czech Koruna	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
DKK	Danish Krone	NOK	Norwegian Krone	USD	United States Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	UYU	Uruguayan Peso
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	EUX	Eurex Exchange	NYMEX	New York Mercantile Exchange
CBOT	Chicago Board of Trade	KCBT	Kansas City Board of Trade	NYSE	New York Stock Exchange
CME	Chicago Mercantile Exchange	LIFFE	London International Financial Futures Exchange	OTC	Over-the-Counter
COMEX	Commodity Exchange, Inc.	LME	London Metal Exchange

Index Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	DJUBSLI	Dow Jones-UBS Livestock Sub-Index	EUROJETCAL12	2012 Calendar NWE CIF Jet Fuel
BCC2GO1P	Barclays Capital Gas Oil 1M Deferred S2 Excess Return Index	DJUBSNI	Dow Jones-UBS Nickel Sub-Index	EUROJETCOCAL12	2012 Calendar Margin NWE CIF Jet vs Brent
BCC2LP1P	Barclays Capital Copper 1M Deferred S2 Excess Return Index	DJUBSPR	Dow Jones-UBS Precious Metals Sub-Index	GOCAL CAL12	2012 Calendar ICE Gasoil vs Brent Crack
CAL12BRENT	2012 Calendar Brent	DJUBSTR	Dow Jones-UBS Commodity Index Total Return	GOCOCAL CAL12	2012 Calendar Margin ICE Gasoil vs Brent
CAL12LLS	2012 Calendar Light Louisiana Sweet Crude	DJUBSZS	Dow Jones-UBS Zinc Sub-Index	GSCI	Goldman Sachs Commodity Index
CDX.EM	Credit Derivatives Index - Emerging Markets	DTDBRT CAL12	2012 Calendar Dated Brent	JMCU305E	JPMorgan Live Cattle Sub-Index
CDX.HY	Credit Derivatives Index - High Yield	DTDBRTCO CAL12	2012 Calendar Dated Brent Margin	LSFOCAL12	2012 Calendar Platts NWE 1% Fuel Oil Cargoes
CDX.IG	Credit Derivatives Index - Investment Grade	DWRTFT	Dow Jones Wilshire REIT Total Return Index	LSFOCOCAL12	2012 Calendar Margin Platts Northwest Europe 1% Fuel Oil Cargoes vs Brent
CMBX	Commercial Mortgage-Backed Index	EAFE	Europe, Australasia, and Far East Stock Index	MCDX	Municipal Bond Credit Derivative Index
CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	ERADXULT	eRAFI International Large Strategy Index	MOTC3112	S&P GSCI Copper Index
CSIXTR	Credit Suisse U.S. Dollar Total Return Index	ERAEMLT	eRAFI Emerging Markets Strategy Index	MOTT3001	Modified Pre-Roll Dow Jones-UBS Commodity IndexSM Total Return
DJUBHGTR	Dow Jones-UBS Copper Sub-Index Total Return	ERAUSLT	eRAFI U.S. Large Strategy Index	MOTT3002	Modified Post-Roll Dow Jones-UBS Commodity IndexSM Total Return
DJUBSAL	Dow Jones-UBS Aluminum Sub-Index	ERAUSST	eRAFI U.S. Small Strategy Index	NGCAL19	2019 Calendar Natural Gas
DJUBSGC	Dow Jones-UBS Gold Sub-Index	EUMARGIN 2H12	Second Half of 2012 Calendar European Refined Margin	Q3LLS12	3rd Quarter of 2012 Light Louisiana Sweet Crude
DJUBSHG	Dow Jones-UBS Copper Sub-Index	EUMARGIN CAL12	2012 Calendar European Refined Margin	SPGCICP	S&P GSCI Copper Index Excess Return
DJUBSLC3	Dow Jones-UBS Live Cattle Sub-Index 3 Month Forward	EUROBOB CAL12	2012 Calendar Euro-Bob Gasoline	SPGSBRP	S&P GSCI Brent Crude Index Excess Return Index
DJUBSLH	Dow Jones-UBS Lean Hogs Sub-Index	EUROBOBCO CAL12	2012 Calendar Margin Eurobob Gasoline vs Brent

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.	IBC	Insured Bond Certificate
AGM	Assured Guaranty Municipal	FHA	Federal Housing Administration	ICR	Insured Custodial Receipts
AMBAC	American Municipal Bond Assurance Corp.	FHLMC	Federal Home Loan Mortgage Corp.	NPFGC	National Public Finance Guarantee Corp.
BHAC	Berkshire Hathaway Assurance Corporation	FNMA	Federal National Mortgage Association	PSF	Public School Fund
CM	California Mortgage Insurance	GNMA	Government National Mortgage Association	Q-SBLF	Qualified School Bond Loan Fund
CR	Custodial Receipts	GTD	Guaranteed	SGI	Syncora Guarantee, Inc.

Other Abbreviations:
ABS	Asset-Backed Security	CMO	Collateralized Mortgage Obligation	OIS	Overnight Index Swap
AID	Agency International Development	EONIA	Euro OverNight Index Average	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BABs	Build America Bonds	FDIC	Federal Deposit Insurance Corp.	REIT	Real Estate Investment Trust
BBR	Bank Bill Rate	JIBAR	Johannesburg Interbank Agreed Rate	SP - ADR	Sponsored American Depositary Receipt
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	SPDR	Standard & Poor’s Depository Receipts
CBO	Collateralized Bond Obligation	LIBOR	London Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CDI	Brazil Interbank Deposit Rate	MBS	Mortgage-Backed Security	THBFIX	Thai Baht Floating-Rate Fix
CDO	Collateralized Debt Obligation	MSCI	Morgan Stanley Capital International	TIIE	Tasa de Interés Interbancaria de Equilibrio
CLO	Collateralized Loan Obligation	M-S-R	Mechanical Systems Review	WIBOR	Warsaw Interbank Offered Rate
CMBS	Collateralized Mortgage-Backed Security	NCUA	National Credit Union Administration	WTI	West Texas Intermediate

Item 2. Controls and Procedures.

(a)	The principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Funds

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brent R. Harris
Brent R. Harris
President and Chairman of the Board, Principal Executive Officer

Date:	August 28, 2012

By:	/s/ John P. Hardaway
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	August 28, 2012